Schedule of Investments PIMCO All Asset All Authority Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		707

Total Short-Term Instruments (Cost $707)		707

Total Investments in Securities (Cost $707)		707

INVESTMENTS IN AFFILIATES 137.0%
MUTUAL FUNDS (a)136.0%
PIMCO All Asset: Multi-RAE PLUS Fund	29,547,001	$322,358
PIMCO All Asset: Multi-Real Fund	29,238,704	407,295
PIMCO All Asset: Multi-Short PLUS Fund	10,792,270	73,387
PIMCO CommoditiesPLUS® Strategy Fund	10,853,869	85,203
PIMCO CommodityRealReturn Strategy Fund®	19,803,891	125,755
PIMCO Dynamic Bond Fund	5,139,422	54,632
PIMCO Emerging Markets Bond Fund	22,827,408	233,524
PIMCO Emerging Markets Currency and Short-Term Investments Fund	10,750,039	84,280
PIMCO Emerging Markets Local Currency and Bond Fund	41,410,099	253,844
PIMCO Extended Duration Fund	17,171,448	111,443
PIMCO High Yield Fund	9,259,296	83,611
PIMCO High Yield Spectrum Fund	2,966,635	29,696
PIMCO Income Fund	3,052,185	36,443
PIMCO International Bond Fund (U.S. Dollar-Hedged)	18,706,634	200,909
PIMCO Investment Grade Credit Bond Fund	1,893,122	20,238
PIMCO Long Duration Total Return Fund	14,563,476	149,130
PIMCO Long-Term Credit Bond Fund	2,364,468	29,485
PIMCO Long-Term Real Return Fund	9,898,768	72,954
PIMCO Long-Term U.S. Government Fund	17,357,886	93,385
PIMCO Low Duration Credit Fund	5,506,627	50,936
PIMCO Low Duration Fund	26,517,057	259,867
PIMCO RAE Emerging Markets Fund	3,528,363	37,471
PIMCO RAE Fundamental Advantage PLUS Fund	13,363,482	110,516
PIMCO RAE International Fund	11,065,809	95,609
PIMCO RAE PLUS EMG Fund	1,526,363	12,852
PIMCO RAE PLUS International Fund	44,646,543	105,366
PIMCO RAE PLUS Small Fund	12,496,379	53,235
PIMCO RAE US Small Fund	4,459,356	41,740
PIMCO RAE Worldwide Long/Short PLUS Fund	13,693,762	114,754
PIMCO Real Return Fund	4,350,285	53,596
PIMCO RealEstateRealReturn Strategy Fund	30,875,501	285,598
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	7,568,183	68,038
PIMCO StocksPLUS® International Fund (Unhedged)	9,262,482	51,592
PIMCO Total Return Fund	42,905,009	440,634
PIMCO TRENDS Managed Futures Strategy Fund	14,590,706	168,231

Total Mutual Funds (Cost $4,454,706)		4,417,607

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund 0.70% (a)(b)	32,415,155	32,415

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,033	127

Total Short-Term Instruments (Cost $32,544)		32,542

Total Investments in Affiliates (Cost $4,487,250)		4,450,149

Total Investments 137.0% (Cost $4,487,957)		$4,450,856
Other Assets and Liabilities, net (37.0)%		(1,201,080)

Net Assets 100.0%		$3,249,776

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$707	U.S. Treasury Notes 2.875% due 08/15/2028		$(721)	$707	$707

Total Repurchase Agreements							$(721)	$707	$707

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$707	$0	$707

					$0	$707	$0	$707
Investments in Affiliates, at Value
Mutual Funds					4,417,607	0	0	4,417,607
Short-Term Instruments
Mutual Funds					32,415	0	0	32,415
Central Funds Used for Cash Management Purposes					127	0	0	127

					$4,450,149	$0	$0	$4,450,149

Total Investments					$4,450,149	$707	$0	$4,450,856

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO All Asset Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		3,594

Total Short-Term Instruments (Cost $3,594)		3,594

Total Investments in Securities (Cost $3,594)		3,594

INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS 99.4% (a)
PIMCO All Asset: Multi-RAE PLUS Fund	306,952,124	3,348,848
PIMCO All Asset: Multi-Real Fund	199,010,669	2,772,219
PIMCO CommoditiesPLUS® Strategy Fund	24,090,512	189,110
PIMCO CommodityRealReturn Strategy Fund®	27,288,780	173,284
PIMCO Dynamic Bond Fund	30,318,231	322,283
PIMCO Emerging Markets Bond Fund	81,024,551	828,881
PIMCO Emerging Markets Currency and Short-Term Investments Fund	45,230,704	354,609
PIMCO Emerging Markets Local Currency and Bond Fund	163,501,742	1,002,266
PIMCO Extended Duration Fund	34,005,333	220,695
PIMCO High Yield Fund	42,132,075	380,453
PIMCO High Yield Spectrum Fund	584,159	5,847
PIMCO Income Fund	18,428,371	220,035
PIMCO International Bond Fund (U.S. Dollar-Hedged)	53,350,757	572,987
PIMCO Investment Grade Credit Bond Fund	9,752,985	104,259
PIMCO Long Duration Total Return Fund	33,667,715	344,757
PIMCO Long-Term Real Return Fund	36,371,623	268,059
PIMCO Long-Term U.S. Government Fund	32,071,689	172,546
PIMCO Low Duration Credit Fund	18,340,541	169,650
PIMCO Low Duration Fund	79,221,165	776,367
PIMCO RAE Emerging Markets Fund	5,918,660	62,856
PIMCO RAE Fundamental Advantage PLUS Fund	78,059,690	645,554
PIMCO RAE International Fund	16,306,502	140,888
PIMCO RAE PLUS Fund	60,192,785	421,349
PIMCO RAE US Fund	25,571,045	345,721
PIMCO RAE US Small Fund	6,202,366	58,054
PIMCO RAE Worldwide Long/Short PLUS Fund	79,831,900	668,991
PIMCO Real Return Fund	15,817,336	194,870
PIMCO RealEstateRealReturn Strategy Fund	62,779,240	580,708
PIMCO StocksPLUS Long Duration Fund	37,196,772	296,458
PIMCO Total Return Fund	133,768,662	1,373,804
PIMCO TRENDS Managed Futures Strategy Fund	26,599,669	306,694

Total Mutual Funds (Cost $16,857,163)		17,323,102

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 0.080% (a)(b)	104,364,202	104,365

Total Short-Term Instruments (Cost $104,364)		104,365

Total Investments in Affiliates (Cost $16,961,527)		17,427,467

Total Investments 100.0% (Cost $16,965,121)		$17,431,061
Other Assets and Liabilities, net 0.0%		(3,200)

Net Assets 100.0%		$17,427,861

Schedule of Investments PIMCO All Asset Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$3,594	U.S. Treasury Notes 2.875% due 08/15/2028		$(3,666)	$3,594	$3,594

Total Repurchase Agreements							$(3,666)	$3,594	$3,594

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$3,594	$0	$3,594

					$0	$3,594	$0	$3,594
Investments in Affiliates, at Value
Mutual Funds					17,323,102	0	0	17,323,102
Short-Term Instruments
Mutual Funds					104,365	0	0	104,365

					$17,427,467	$0	$0	$17,427,467

Total Investments					$17,427,467	$3,594	$0	$17,431,061

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2% ¤
MUNICIPAL BONDS & NOTES 96.0%
CALIFORNIA 86.4%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	$450	$496
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	5,000	5,299
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2022	520	534
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	2,431
California Department of Water Resources State Revenue Bonds, Series 2021 5.000% due 12/01/2032	2,500	3,394
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,731
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	333
5.000% due 10/01/2030	160	199
5.000% due 12/01/2030	1,050	1,302
5.000% due 10/01/2031	265	329
5.000% due 10/01/2032	290	360
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2028	375	471
California Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 04/01/2026	500	593
5.000% due 04/01/2027	500	611
5.000% due 04/01/2029	425	544
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 11/15/2030	500	584
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,484
5.000% due 11/15/2031	3,390	4,194
5.000% due 08/15/2032	350	421
5.000% due 08/15/2033	600	721
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	2,250	2,758
California Health Facilities Financing Authority Revenue Bonds, Series 2020
5.000% due 04/01/2032	1,000	1,298
5.000% due 04/01/2033	1,000	1,295
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2030	600	802
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,663	2,729
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.450% (MUNIPSA) due 08/01/2047 ~	3,000	3,009
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.200% due 01/01/2050	2,625	2,625
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	750	877
California Infrastructure & Economic Development Bank Revenue Notes, Series 2020
4.000% due 11/01/2029	595	710
4.000% due 11/01/2030	490	593
California Infrastructure & Economic Development Bank Revenue Notes, Series 2021 5.000% due 06/01/2031	500	679
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	850	864
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2029	1,300	1,571
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	765	838
California Municipal Finance Authority Revenue Notes, (BAM Insured), Series 2021
5.000% due 05/15/2030	500	645
5.000% due 05/15/2031	400	526
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2026	1,000	1,089
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,231
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,086
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,208
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2037	280	329

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2039	1,000	1,222
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	500	542
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	8,550	11,870
California State General Obligation Bonds, Series 2021 5.000% due 12/01/2034	1,500	1,771
California State General Obligation Notes, Series 2020 5.000% due 11/01/2030	4,000	5,333
California State Public Works Board Revenue Notes, Series 2021 5.000% due 11/01/2029	1,750	2,271
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	989
California State University Revenue Notes, Series 2021 1.794% due 11/01/2030	2,000	1,935
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 5.000% due 08/15/2030	695	812
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	1,500	1,947
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,000	1,131
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	305
5.000% due 11/01/2043	1,150	1,300
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 05/15/2027	500	592
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	734
5.000% due 03/01/2031	200	244
5.000% due 08/01/2031	425	512
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2027	1,500	1,503
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,184
California Statewide Communities Development Authority Revenue Notes, Series 2017 5.000% due 05/15/2026	400	473
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	306
Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 08/01/2028 (a)	2,900	2,687
College of the Sequoias Tulare Area Improvement District No 3, California General Obligation Bonds, (AGM Insured), Series 2011 0.000% due 08/01/2034 (a)	1,060	835
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (a)	3,515	2,325
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	1,982
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,213
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008 0.070% due 06/01/2038	6,000	6,000
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012 5.000% due 06/01/2023	2,100	2,241
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016 5.000% due 07/01/2029	1,250	1,485
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,660	3,355
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	1,000	1,001
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	601
5.000% due 05/01/2033	750	901
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2026	500	591
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,645	1,718
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,790
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	863
Los Angeles Community College District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2026	2,000	2,150
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,790
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2025	1,000	1,028
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,884
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 5.000% due 05/15/2033	1,500	1,879
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,177
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2001
0.060% due 07/01/2034	2,000	2,000
0.080% due 07/01/2035	5,500	5,500

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,453
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,090	1,390
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,422
Metropolitan Water District of Southern California Revenue Notes, Series 2021 5.000% due 10/01/2029	1,000	1,309
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.100% due 10/01/2036	10,270	10,270
Napa Valley Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 08/01/2028 (a)	250	230
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (a)	915	852
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,238
Northern California Gas Authority, Revenue Bonds, Series 2007 0.808% (US0003M) due 07/01/2027 ~	1,530	1,542
Northern California Power Agency Revenue Bonds, Series 2012 5.000% due 07/01/2026	1,000	1,024
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,179
Ontario International Airport Authority, California Revenue Notes, (AGM Insured), Series 2021
5.000% due 05/15/2028	310	384
5.000% due 05/15/2029	840	1,060
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,875
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2025	920	1,053
Orange County, California Transportation Authority Revenue Notes, Series 2021 5.000% due 10/15/2024	2,600	2,930
Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 10/01/2029	575	691
Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 0.000% due 11/01/2027 (a)	700	658
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	836
5.000% due 08/01/2024	1,450	1,616
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012 5.000% due 09/01/2023	1,800	1,858
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014 5.000% due 09/01/2026	785	878
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,152
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,142
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,170
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021
4.000% due 08/01/2025	265	298
4.000% due 08/01/2027	250	293
4.000% due 07/01/2028	115	137
4.000% due 07/01/2029	250	302
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2021 5.000% due 12/01/2033	800	1,089
Sacramento Transportation Authority, California Revenue Bonds, Series 2012 5.000% due 10/01/2025	425	440
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.000% due 02/01/2025	1,515	1,521
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	316
5.000% due 09/01/2031	285	321
5.000% due 09/01/2032	475	535
San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017 5.000% due 07/01/2034	415	502
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008 0.060% due 04/01/2038	2,000	2,000
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,231
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 5.000% due 08/01/2033	500	661
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021
5.000% due 10/15/2033	400	527
5.000% due 10/15/2035	100	131
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021
5.000% due 10/15/2029	150	194
5.000% due 10/15/2031	200	264
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2030	600	765
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020 4.000% due 05/01/2037	2,000	2,377
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2035	2,000	2,608
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	3,000	3,588

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

San Francisco, California City & County General Obligation Notes, Series 2021 5.000% due 06/15/2029	1,500	1,950
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,868
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	2,074
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2029 (a)	290	260
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (a)	2,575	2,355
San Mateo Foster City Public Financing Authority, California Revenue Notes, Series 2021 5.000% due 08/01/2025	1,250	1,451
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	361
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,260
5.000% due 03/01/2026	50	50
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2033	2,225	3,081
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,253
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	542
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 5.000% due 06/01/2023	1,250	1,331
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,287
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	639
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	924
5.000% due 09/01/2029	300	345
Tustin Community Facilities District, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	690	802
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,883
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2037	250	291
West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2028	2,000	2,007

		228,091

FLORIDA 0.7%
Florida Municipal Power Agency Revenue Notes, Series 2021 1.425% due 10/01/2026	1,500	1,497
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	468

		1,965

GEORGIA 0.5%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 5.000% due 09/01/2033	1,000	1,312

GUAM 0.6%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2027	1,230	1,452

ILLINOIS 1.7%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	500	609
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,830	1,960
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,847

		4,416

KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,090

MICHIGAN 0.6%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.688% (US0003M) due 07/01/2032 ~	1,500	1,507

NEW JERSEY 1.0%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	1,750	2,094

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	500	607

		2,701

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,000	1,050
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	1,200	1,405

		2,455

OHIO 0.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,000	1,271

PENNSYLVANIA 0.9%
University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021 4.000% due 04/15/2026	2,000	2,273

PUERTO RICO 1.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.608% (US0003M) due 07/01/2029 ~	720	719
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	2,000	1,630
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,000	1,129

		3,478

WASHINGTON 0.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	1,000	1,220

Total Municipal Bonds & Notes (Cost $242,765)		253,231

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		450

Total Short-Term Instruments (Cost $450)		450

Total Investments in Securities (Cost $243,215)		253,681

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	832,378	8,089

Total Short-Term Instruments (Cost $8,158)		8,089

Total Investments in Affiliates (Cost $8,158)		8,089

Total Investments 99.2% (Cost $251,373)		$261,770
Other Assets and Liabilities, net 0.8%		2,092

Net Assets 100.0%		$263,862

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(b)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$450	U.S. Treasury Notes 1.250% due 03/31/2028		$(459)	$450	$450

Total Repurchase Agreements							$(459)	$450	$450

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	California				$0	$228,091	$0	$228,091
	Florida				0	1,965	0	1,965
	Georgia				0	1,312	0	1,312
	Guam				0	1,452	0	1,452
	Illinois				0	4,416	0	4,416
	Kentucky				0	1,090	0	1,090
	Michigan				0	1,507	0	1,507
	New Jersey				0	2,701	0	2,701
	New York				0	2,455	0	2,455
	Ohio				0	1,271	0	1,271
	Pennsylvania				0	2,273	0	2,273
	Puerto Rico				0	3,478	0	3,478
	Washington				0	1,220	0	1,220
Short-Term Instruments
	Repurchase Agreements				0	450	0	450

					$0	$253,681	$0	$253,681
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$8,089	$0	$0	$8,089

Total Investments					$8,089	$253,681	$0	$261,770

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO California Municipal Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.3% ¤
MUNICIPAL BONDS & NOTES 92.5%
ARIZONA 0.2%
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	$200	$226

CALIFORNIA 81.6%
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2020 5.000% due 10/01/2045	1,000	1,149
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	250	276
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	108
4.000% due 04/01/2034	1,000	1,158
5.000% due 04/01/2056	250	306
Bay Area Toll Authority, California Revenue Bonds, Series 2019 0.080% due 04/01/2053	1,000	1,000
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	1,216
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	225	239
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	250	258
4.000% due 08/01/2046	500	491
4.000% due 08/01/2047	250	249
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	240
4.000% due 06/01/2035	200	240
5.000% due 06/01/2033	250	322
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	352
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	572
5.000% due 10/01/2043	500	610
California Educational Facilities Authority Revenue Bonds, Series 2021 5.000% due 04/01/2051	1,000	1,628
California Health Facilities Financing Authority Revenue Bonds, Series 2001 0.100% due 10/01/2023	700	700
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	215
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	228
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	113
5.000% due 11/15/2046 (d)	250	299
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	243
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	613
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2037	1,000	1,194
4.000% due 06/01/2050	2,000	2,309
4.000% due 08/15/2050	1,000	1,172
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2035	1,250	1,549
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	242	248
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.450% (MUNIPSA) due 08/01/2047 ~	1,000	1,003
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
4.125% due 01/01/2035	500	536
5.000% due 01/01/2055	500	560
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	292
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2039	500	593
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	119
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	389
5.000% due 06/01/2043	500	607
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	360	395

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.000% due 09/01/2040 (e)	1,000	1,166
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	300	344
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	149
California Public Finance Authority Revenue Bonds, Series 2017
0.030% due 08/01/2052	1,000	1,000
4.000% due 08/01/2047 (d)	260	295
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	286
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	272
5.000% due 06/01/2046	300	325
5.000% due 08/01/2046	500	561
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,202
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	317
California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	500	596
5.000% due 04/01/2045	1,000	1,256
5.000% due 04/01/2049	400	501
California State General Obligation Bonds, Series 2021
4.000% due 10/01/2033	1,000	1,242
5.000% due 12/01/2031	1,000	1,369
California State General Obligation Notes, Series 2020 4.000% due 03/01/2026	500	571
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2041	1,500	1,813
California State University Revenue Bonds, Series 2012 5.000% due 11/01/2030	280	291
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	310
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	281
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	1,000	1,179
California Statewide Communities Development Authority Revenue Bonds, Series 2007 0.070% due 08/01/2035	1,000	1,000
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	225	227
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	350	396
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	113
5.250% due 12/01/2056	150	174
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2048	2,000	2,419
5.000% due 12/01/2053	100	120
5.000% due 12/01/2057	100	120
5.500% due 12/01/2058	350	429
Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (b)	265	205
0.000% due 08/01/2037 (b)	500	352
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2029 (b)	530	478
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	250	259
4.000% due 10/01/2056	250	260
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (b)	250	207
El Dorado Irrigation District, California Certificates of Participation Bonds, Series 2020 4.000% due 03/01/2045	930	1,083
El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012 5.000% due 03/01/2028	100	101
Eureka City Schools, California General Obligation Bonds, (FGIC Insured), Series 2005 0.000% due 08/01/2030 (b)	280	239
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	110
Foothill-De Anza Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 08/01/2036 (b)	1,000	781
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	252
5.000% due 06/01/2047	300	306
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021 2.746% due 06/01/2034	1,000	1,008
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2017
5.000% due 06/01/2023	100	107
5.000% due 06/01/2026	200	239
5.000% due 06/01/2027	250	307
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2018 5.000% due 06/01/2022	200	204
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	6,520	1,282
3.850% due 06/01/2050	1,000	1,018

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (b)	500	406
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	288
Hartnell Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2037	250	293
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	405
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	173
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	410	428
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	291
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	103
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	179
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	542
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	167
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2035	250	296
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	233
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	273
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	293
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	1,000	1,144
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2001 0.050% due 07/01/2034	500	500
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,857
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019
5.000% due 07/01/2045	1,000	1,246
5.000% due 07/01/2049	1,000	1,259
Los Angeles Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2040	1,000	1,195
Los Angeles, California Wastewater System Revenue Bonds, Series 2012 5.000% due 06/01/2024	100	102
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	266
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	62
7.000% due 11/01/2034	200	306
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	293
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	628
Metropolitan Water District of Southern California Revenue Bonds, Series 2020 5.000% due 07/01/2038	500	654
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.100% due 10/01/2036	1,985	1,985
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	412
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (b)	250	250
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	232
5.000% due 08/01/2031	150	189
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	280
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	500	434
Norris School District, California General Obligation Bonds, Series 2012 0.000% due 11/01/2040 (c)	250	288
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	567
Northern California Gas Authority, Revenue Bonds, Series 2007 0.808% (US0003M) due 07/01/2027 ~	330	333
Oceanside Public Financing Authority, California Revenue Notes, Series 2019 4.000% due 11/01/2029	175	208
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2038	1,000	1,189
Pasadena Unified School District, California General Obligation Bonds, Series 2012 5.000% due 05/01/2034	125	127
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	315
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	906
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2037	1,875	2,260

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	288
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,000	1,260
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	281
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	200	236
5.000% due 10/01/2047 (d)	100	117
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2031	100	102
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	306
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.664% (US0003M) due 06/01/2034 ~	500	499
Sacramento Municipal Utility District, California Revenue Bonds, Series 2020 5.000% due 08/15/2033	500	662
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2041	1,000	1,136
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	140
San Diego County, California Water Authority Revenue Bonds, Series 2013 5.000% due 05/01/2031	200	208
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	620
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 10/15/2050	1,500	1,762
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	391
4.000% due 07/01/2047	400	460
San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019 4.000% due 07/01/2038	500	577
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	600
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	601
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020 4.000% due 05/01/2039	1,000	1,171
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2036	1,000	1,301
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	256
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	125
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012 5.000% due 11/01/2043	250	254
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	195
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	550
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,000	1,258
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	230
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	313
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,186
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	231
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	581
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	681
Sierra Joint Community College District School Facilities District No 1, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,000	848
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2034	500	702
Temple City Unified School District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2036 (c)	200	239
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 5.000% due 06/01/2030	1,000	1,289
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2031	500	640
5.000% due 06/01/2048	740	896
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	279
5.000% due 05/15/2033	700	830
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	306
5.000% due 05/15/2058	100	123
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	628
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	279

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2036	300	350
4.000% due 08/01/2038	550	640
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	595

		103,992

FLORIDA 0.4%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2039 (b)	850	492

ILLINOIS 1.5%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	200	214
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,000	1,177
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	525	559

		1,950

LOUISIANA 0.2%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	180	237

NEW JERSEY 0.7%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	500	599
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	250	303

		902

NEW YORK 2.1%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	1,000	1,190
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 4.000% due 02/01/2022	550	551
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	800	936

		2,677

PUERTO RICO 4.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.125% due 07/01/2037 ^(a)	725	672
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.608% (US0003M) due 07/01/2029 ~	125	125
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	500	594
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(a)	1,500	1,661
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	448	153
0.000% due 07/01/2051 (b)	4,700	1,157
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,095	1,256

		5,618

TENNESSEE 1.4%
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,500	1,753

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $111,581)		117,847

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (f) 0.6%		772

MUNICIPAL BONDS & NOTES 1.2%
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022	$1,500	1,528

Total Municipal Bonds & Notes (Cost $1,527)		1,528

Total Short-Term Instruments (Cost $2,299)		2,300

Total Investments in Securities (Cost $113,880)		120,147

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	670,641	6,517

Total Short-Term Instruments (Cost $6,584)		6,517

Total Investments in Affiliates (Cost $6,584)		6,517

Total Investments 99.4% (Cost $120,464)		$126,664
Financial Derivative Instruments (g) (0.0)%(Cost or Premiums, net $0)		(7)
Other Assets and Liabilities, net 0.6%		749

Net Assets 100.0%		$127,406

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^					Security is in default.
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					Security is not accruing income as of the date of this report.
	(b)					Zero coupon security.
	(c)					Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2040	05/20/2021	$1,146	$1,166	0.92%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$772	U.S. Treasury Notes 1.250% due 03/31/2028	$(787)	$772	$772

Total Repurchase Agreements						$(787)	$772	$772

	(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022			107	(13,960)	$(28)	$0	$(7)

Total Futures Contracts						$(28)	$0	$(7)

Cash of $241 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$226	$0	$226
	California			0	103,992	0	103,992
	Florida			0	492	0	492
	Illinois			0	1,950	0	1,950
	Louisiana			0	237	0	237
	New Jersey			0	902	0	902
	New York			0	2,677	0	2,677
	Puerto Rico			0	5,618	0	5,618
	Tennessee			0	1,753	0	1,753
Short-Term Instruments
	Repurchase Agreements			0	772	0	772
	Municipal Bonds & Notes			0	1,528	0	1,528

				$0	$120,147	$0	$120,147
Investments in Affiliates, at Value

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,517	$0	$0	$6,517

Total Investments	$6,517	$120,147	$0	$126,664

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$(7)	$0	$(7)

Totals	$6,517	$120,140	$0	$126,657

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
MUNICIPAL BONDS & NOTES 94.4%
CALIFORNIA 86.6%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016 5.000% due 10/01/2035	$600	$705
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 5.000% due 10/01/2035	600	726
California State General Obligation Notes, Series 2019 5.000% due 04/01/2029	1,000	1,286
California State Public Works Board Revenue Notes, Series 2018 5.000% due 05/01/2028	845	1,059
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 3.000% due 08/15/2029	1,115	1,204
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	744
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2013 5.000% due 11/15/2023	200	217
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2016 4.000% due 11/01/2022	650	668
Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2023	610	657
Chula Vista Elementary School District, California General Obligation Notes, Series 2020 2.000% due 08/01/2023	750	771
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	702
Corona-Norco Unified School District Public Financing Authority, California Special Tax Bonds, Series 2013 5.000% due 09/01/2026	625	674
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 09/01/2024	675	740
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	465
East Side Union High School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2030	605	696
5.000% due 08/01/2033	975	1,121
Elk Grove Finance Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	510	584
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	578
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	1,025
Fresno County, California Financing Authority Revenue Bonds, Series 2016 5.000% due 04/01/2028	1,500	1,769
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	375
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2013
5.000% due 06/01/2029	2,165	2,310
5.000% due 06/01/2030	250	267
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	545	628
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	599
Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015 5.000% due 09/01/2023	580	623
Jurupa Community Services District Wastewater, California Revenue Notes, Series 2020 4.000% due 09/01/2023	570	605
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	459
Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020 4.000% due 08/01/2027	600	708
Los Angeles Community College District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2033	1,150	1,257
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	500	637
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	1,105
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2033	1,000	1,217
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2033	650	804
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	440
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2024	655	734

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 10/01/2025	695	805
Metropolitan Water District of Southern California Revenue Bonds, Series 2012 5.000% due 10/01/2035	550	556
Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2030 (b)	1,700	1,919
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016 5.000% due 11/01/2032	800	954
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2018 5.000% due 11/01/2025	625	732
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2019 5.000% due 11/01/2022	595	618
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2020 5.000% due 11/01/2027	650	807
Oak Grove School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2024 (a)	400	393
Palmdale Elementary School District, California General Obligation Notes, Series 2020 4.000% due 08/01/2027	500	589
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	515
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	232
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2017 5.000% due 09/01/2029	1,720	2,055
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	277
5.000% due 09/01/2025	350	400
Poway Unified School District, California Special Tax Bonds, Series 2016 5.000% due 09/01/2027	1,100	1,320
Rio Bravo-Greeley Union School District, California General Obligation Bonds, Series 2008 0.000% due 09/01/2029 (a)	450	397
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	342
Riverside County, California Asset Leasing Corp. Revenue Bonds, Series 2012 4.000% due 06/01/2028	250	254
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	349
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	929
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	686
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	225
San Bernardino City Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 5.000% due 10/01/2033	1,365	1,681
San Francisco, California City & County General Obligation Notes, Series 2020 5.000% due 06/15/2026	770	923
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 09/01/2027 (a)	1,000	951
Santa Cruz County, California Certificates of Participation Notes, Series 2014 5.000% due 08/01/2023	295	317
Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007 0.000% due 08/01/2030 (a)	475	414
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,525	1,657
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2014 5.000% due 09/01/2025	1,250	1,397
Stockton Unified School District, California Certificates of Participation Bonds, Series 2018 5.000% due 02/01/2029	1,575	1,934
Stockton Unified School District, California General Obligation Bond, Series 2016 5.000% due 08/01/2026	1,835	2,158
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	569
Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015 5.000% due 08/01/2024	430	481
Travis Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 4.000% due 09/01/2022	375	384
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	836
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	247
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2016 5.000% due 08/01/2026	1,000	1,195
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	750	872
West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021 4.000% due 07/01/2036	640	764

		61,293

ILLINOIS 7.6%
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2025	625	625
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	500	544
Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2030	1,000	1,146

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 01/01/2031	2,000	2,288
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	778

		5,381

KENTUCKY 0.2%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	136

Total Municipal Bonds & Notes (Cost $64,453)		66,810

	SHARES
SHORT-TERM INSTRUMENTS 4.3%
MUTUAL FUNDS 4.3%
Fidelity Investments Money Market Government Portfolio, Class I 0.070% (c)	3,005,393	3,006

Total Short-Term Instruments (Cost $3,006)		3,006

Total Investments in Securities (Cost $67,459)		69,816

Total Investments 98.7% (Cost $67,459)		$69,816
Other Assets and Liabilities, net 1.3%		945

Net Assets 100.0%		$70,761

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$61,293	$0	$61,293
Illinois	0	5,381	0	5,381
Kentucky	0	136	0	136
Short-Term Instruments
Mutual Funds	3,006	0	0	3,006

Total Investments	$3,006	$66,810	$0	$69,816

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9%
MUNICIPAL BONDS & NOTES 95.1%
CALIFORNIA 88.9%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,165
Arcadia Unified School District, California General Obligation Bonds, Series 2014 5.000% due 06/01/2044	1,290	1,326
Burbank Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2002 0.000% due 08/01/2023 (a)	4,375	4,334
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	701
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	501
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013 5.000% due 01/01/2033	1,000	1,057
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	136
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	4,275	4,446
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,861
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,555
Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2030	1,000	1,085
5.750% due 08/01/2033	1,910	2,073
Coachella Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 08/01/2037	2,590	2,663
Desert Community College District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2043	3,375	3,629
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,731
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,763
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2015
5.000% due 06/01/2040	11,955	13,822
5.000% due 06/01/2045	4,550	5,261
Los Angeles Community Redevelopment Agency, California Revenue Bonds, (AMBAC Insured), Series 2005 5.000% due 09/01/2037	1,000	1,003
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2042	1,085	1,115
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	10,271
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	13,930	14,257
Los Angeles Department of Water & Power System, California Revenue Notes, Series 2018 5.000% due 01/01/2023	5,970	6,234
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,257
5.000% due 09/01/2043	4,165	4,177
5.000% due 09/01/2045	2,500	2,507
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
0.694% (US0003M) due 09/01/2027 ~	3,185	3,200
0.744% (US0003M) due 09/01/2037 ~	1,600	1,597
Mount Diablo Unified School District, California General Obligation Bonds, Series 2012 5.000% due 08/01/2030	5,510	5,664
Oxnard School District, California General Obligation Bonds, (NPFGC Insured), Series 2001 5.750% due 08/01/2030	800	827
Palo Alto, California General Obligation Bonds, Series 2010 5.000% due 08/01/2040	4,195	4,210
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999 0.000% due 08/01/2024 (a)	3,000	2,954
Port of Oakland, California Revenue Bonds, Series 2012 5.000% due 05/01/2033	2,500	2,539
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,090	2,219
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	4,409

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2021 (Unaudited)

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,099
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.664% (US0003M) due 06/01/2034 ~	3,555	3,548
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	6,256
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (b)	2,650	1,516
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,836
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012 5.000% due 04/01/2048	5,900	5,970
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.250% due 04/15/2029	1,000	1,014
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,623
5.250% due 05/01/2033	1,520	1,613
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	4,234
5.000% due 05/01/2044	4,640	5,085
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	4,450	5,171
San Mateo Union High School District, California General Obligation Bonds, Series 2013 5.000% due 09/01/2041	1,000	1,077
Solano County, California Community College District General Obligation Bonds, Series 2013 5.000% due 08/01/2043	4,680	5,032
Southern California Public Power Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	3,000	3,261
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 6.250% due 10/01/2040	1,325	1,463
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	793
Tulare County, California Board of Education Certificates of Participation Bonds, (BAM Insured), Series 2013 5.375% due 05/01/2033	1,600	1,709
University of California Revenue Bonds, Series 2012 5.000% due 05/15/2042	4,570	4,651
University of California Revenue Bonds, Series 2014 4.250% due 05/15/2039	4,000	4,347
University of California Revenue Bonds, Series 2015 4.000% due 05/15/2033	2,700	2,989
Wasco Union School District, California General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 08/01/2043	3,740	4,020

		192,946

ILLINOIS 5.1%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,114
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.750% due 01/01/2038	2,050	2,270
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,085
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,088
5.000% due 01/01/2035	2,325	2,522
5.000% due 01/01/2040	1,000	1,085
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,755	1,911

		11,075

PENNSYLVANIA 1.1%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,359

Total Municipal Bonds & Notes (Cost $196,758)		206,380

	SHARES
SHORT-TERM INSTRUMENTS 3.8%
MUTUAL FUNDS 1.7%
Fidelity Investments Money Market Government Portfolio, Class I 0.080% (c)	3,735,566	3,735

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 2.1%
Mount Diablo Unified School District, California General Obligation Notes, Series 2021 4.000% due 08/01/2022	$4,345	4,442

Total Municipal Bonds & Notes (Cost $4,444)		4,442

Total Short-Term Instruments (Cost $8,179)		8,177

Total Investments in Securities (Cost $204,937)		214,557

Total Investments 98.9% (Cost $204,937)		$214,557
Other Assets and Liabilities, net 1.1%		2,364

Net Assets 100.0%		$216,921

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$192,946	$0	$192,946
Illinois	0	11,075	0	11,075
Pennsylvania	0	2,359	0	2,359
Short-Term Instruments
Mutual Funds	3,735	0	0	3,735
Municipal Bonds & Notes	0	4,442	0	4,442

Total Investments	$3,735	$210,822	$0	$214,557

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
MUNICIPAL BONDS & NOTES 95.2%
ALABAMA 0.9%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	$1,250	$1,261

CALIFORNIA 83.9%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	350	386
Bay Area Toll Authority, California Revenue Bonds, Series 2001 1.350% (MUNIPSA) due 04/01/2036 ~	1,000	1,044
Bay Area Toll Authority, California Revenue Bonds, Series 2008 1.200% (MUNIPSA) due 04/01/2045 ~	200	203
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,231
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	725
Bay Area Toll Authority, California Revenue Bonds, Series 2019 0.080% due 04/01/2053	1,000	1,000
Bay Area Toll Authority, California Revenue Bonds, Series 2021
0.510% (MUNIPSA) due 04/01/2056 ~	500	500
0.550% (MUNIPSA) due 04/01/2056 ~	1,000	1,009
Buena Park, California Revenue Notes, Series 2021 0.595% due 07/01/2024	1,000	990
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 10/01/2052	1,000	1,155
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	324
5.000% due 06/01/2032	300	387
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	759
California Educational Facilities Authority Revenue Notes, Series 2019
5.000% due 10/01/2024	465	523
5.000% due 10/01/2025	455	531
California Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 04/01/2023	550	583
5.000% due 04/01/2024	525	579
5.000% due 04/01/2025	425	487
California Health Facilities Financing Authority Revenue Bonds, Series 2001 0.100% due 10/01/2023	700	700
California Health Facilities Financing Authority Revenue Bonds, Series 2009 5.000% due 07/01/2034	1,705	1,770
California Health Facilities Financing Authority Revenue Bonds, Series 2011
0.100% due 03/01/2047	1,340	1,340
3.000% due 03/01/2041	1,810	1,878
California Health Facilities Financing Authority Revenue Bonds, Series 2012
0.060% due 10/01/2042	1,050	1,050
0.100% due 10/01/2042	965	965
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	284
4.000% due 10/01/2036	125	137
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2032	1,500	1,560
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,750	2,033
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	1,000	1,087
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,131
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,500	1,630
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2022	260	265
5.000% due 06/01/2023	300	320
5.000% due 06/01/2027	365	445
California Housing Finance Revenue Notes, Series 2020 1.450% due 04/01/2024	1,500	1,501
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.450% (MUNIPSA) due 08/01/2047 ~	2,000	2,006
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.800% (MUNIPSA) due 12/01/2050 ~	1,000	1,013
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	650	661

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

California Municipal Finance Authority Revenue Notes, Series 2014 5.000% due 10/01/2022	1,110	1,150
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,095
California Pollution Control Financing Authority Revenue Bonds, Series 2020 0.600% due 08/01/2040	500	499
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009 0.090% due 08/01/2035	600	600
California State Department of Water Resources Revenue Bonds, Series 2014 0.470% (MUNIPSA) due 12/01/2035 ~	3,000	3,003
California State General Obligation Bonds, Series 2005 0.080% due 05/01/2040	1,400	1,400
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	235	246
California Statewide Communities Development Authority Revenue Bonds, Series 2006 1.450% due 04/01/2028	1,000	1,006
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2015 5.000% due 08/15/2022	160	165
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2025	470	471
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2024	1,100	1,218
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2022	300	307
5.000% due 07/01/2024	300	333
5.000% due 08/01/2024	150	166
5.000% due 03/01/2025	410	468
5.000% due 08/01/2025	415	476
California Statewide Communities Development Authority Revenue Notes, Series 2021 0.638% due 04/01/2023	1,200	1,195
City of Covina, California Revenue Notes, Series 2021 0.738% due 08/01/2024	550	545
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (a)	250	240
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2014 5.000% due 06/01/2022	390	398
Eastern Municipal Water District, California Revenue Bonds, Series 2021 0.200% (MUNIPSA) due 07/01/2046 ~	4,000	4,001
Eastern Municipal Water District, California Revenue Notes, Series 2016 5.000% due 07/01/2022	1,000	1,024
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2021 0.988% due 06/01/2024	1,000	995
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.337% due 06/01/2023	1,000	1,002
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (a)	1,565	1,290
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2022	350	355
Irvine Unified School District, California Special Tax Notes, Series 2017 5.000% due 09/01/2022	1,625	1,675
Kern Community College District, California General Obligation Notes, Series 2020 0.000% due 08/01/2023 (a)	720	716
Lake Tahoe Community College District, California General Obligation Notes, Series 2021
3.000% due 08/01/2022	100	102
4.000% due 08/01/2023	100	106
Livermore, California Certificates of Participation Notes, Series 2020 4.000% due 10/01/2030	250	311
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (a)	100	99
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	335	343
Los Angeles Department of Water & Power System, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,339
5.000% due 07/01/2024	1,665	1,860
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 0.240% (MUNIPSA) due 07/01/2047 ~	750	750
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (a)	1,900	1,899
Natomas Unified School District, California General Obligation Notes, Series 2020 5.000% due 08/01/2023	1,500	1,608
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	4,000	4,317
Northern California Power Agency Revenue Notes, Series 2019 5.000% due 08/01/2022	275	283
Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012 5.000% due 02/01/2024	1,660	1,666
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,039
5.000% due 11/01/2023	1,000	1,084
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2022	640	658
5.000% due 08/15/2023	930	995
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	404
Orange County, California Transportation Authority Revenue Notes, Series 2021 4.000% due 10/15/2024	1,400	1,539

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

Orange County, California Water District Certificates of Participation Bonds, Series 2003 0.060% due 08/01/2042	3,000	3,000
Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,173
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	541
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2024	1,000	1,089
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.664% (US0003M) due 06/01/2034 ~	1,000	998
Sacramento County, California Water Financing Authority Revenue Notes, Series 2019 5.000% due 06/01/2023	170	181
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	3,000	3,178
San Bernardino County, California Revenue Bonds, Series 2004 0.070% due 02/15/2027	1,600	1,600
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017 5.000% due 07/01/2022	420	430
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008 0.060% due 04/01/2038	1,000	1,000
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020 5.000% due 08/01/2023	300	322
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021 5.000% due 10/15/2025	400	466
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008 0.090% due 04/01/2030	5,000	5,000
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,557
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	281
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 0.060% due 06/01/2049	500	500
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2007 0.100% due 04/01/2039	1,645	1,645
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	559
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2028 (b)	250	272
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,280
South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2030	550	722
5.000% due 11/01/2032	350	477
5.000% due 11/01/2033	750	1,039
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	323
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,070
Southern California Public Power Authority Revenue Notes, Series 2018 5.000% due 07/01/2022	340	348
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	672
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 0.450% due 06/01/2030	150	152
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,223
5.000% due 06/01/2026	1,000	1,188
University of California Revenue Notes, Series 2015 5.000% due 05/15/2022	1,250	1,272
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,087
Whittier, California Revenue Notes, Series 2021 0.519% due 06/01/2024	700	691

		117,969

GUAM 0.8%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,074

ILLINOIS 1.5%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	100	107
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,077

		2,184

LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.125% due 06/01/2037	400	413

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

MICHIGAN 0.9%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	503
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	764	778

		1,281

NEBRASKA 0.7%
Douglas County, Nebraska Revenue Bonds, Series 2021 0.630% (MUNIPSA) due 07/01/2035 ~	1,000	1,004

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (a)	500	485

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,365	1,434

NORTH CAROLINA 1.8%
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	2,350	2,588

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	366

PENNSYLVANIA 0.7%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 0.384% (SOFRRATE) due 01/01/2030 ~	1,000	1,001

PUERTO RICO 0.9%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,000	1,215

TENNESSEE 0.8%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,115

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	528	541

Total Municipal Bonds & Notes (Cost $132,444)		133,931

SHORT-TERM INSTRUMENTS 4.9%
REPURCHASE AGREEMENTS (c) 0.4%		514

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.7%
Riverside County, California Revenue Notes, Series 2021 0.500% due 10/20/2022	1,000	1,003

MUNICIPAL BONDS & NOTES 3.8%
California School Cash Reserve Program Authority Revenue Notes, Series 2021 2.000% due 01/31/2022	$1,500	1,502
California Statewide Communities Development Authority Revenue Notes, Series 2021 0.518% due 04/01/2022	1,000	1,000
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022	1,500	1,528

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

San Diego Unified School District, California Revenue Notes, Series 2021 4.000% due 06/30/2022	1,250	1,274

Total Municipal Bonds & Notes (Cost $5,303)		5,304

Total Short-Term Instruments (Cost $6,820)		6,821

Total Investments in Securities (Cost $139,264)		140,752

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	25,035	243

Total Short-Term Instruments (Cost $243)		243

Total Investments in Affiliates (Cost $243)		243

Total Investments 100.3% (Cost $139,507)		$140,995
Other Assets and Liabilities, net (0.3)%		(373)

Net Assets 100.0%		$140,622

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$514	U.S. Treasury Notes 1.250% due 03/31/2028		$(524)	$514	$514

Total Repurchase Agreements							$(524)	$514	$514

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,261	$0	$1,261
	California				0	117,969	0	117,969
	Guam				0	1,074	0	1,074
	Illinois				0	2,184	0	2,184
	Louisiana				0	413	0	413
	Michigan				0	1,281	0	1,281
	Nebraska				0	1,004	0	1,004
	New Jersey				0	485	0	485
	New York				0	1,434	0	1,434
	North Carolina				0	2,588	0	2,588
	Oregon				0	366	0	366
	Pennsylvania				0	1,001	0	1,001
	Puerto Rico				0	1,215	0	1,215
	Tennessee				0	1,115	0	1,115
	West Virginia				0	541	0	541
Short-Term Instruments
	Repurchase Agreements				0	514	0	514
	Short-Term Notes				0	1,003	0	1,003
	Municipal Bonds & Notes				0	5,304	0	5,304

					$0	$140,752	$0	$140,752
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$243	$0	$0	$243

Total Investments					$243	$140,752	$0	$140,995

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Climate Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
CORPORATE BONDS & NOTES 86.4%
BANKING & FINANCE 38.9%
AIB Group PLC 2.875% due 05/30/2031 •	EUR	100	$120
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051		$100	99
Allstate Corp. 1.450% due 12/15/2030		25	24
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	200	261
AvalonBay Communities, Inc.
1.900% due 12/01/2028		$50	49
2.050% due 01/15/2032		100	99
AXA S.A. 5.625% due 01/16/2054 •	GBP	100	166
Banco Bilbao Vizcaya Argentaria S.A. 1.375% due 05/14/2025	EUR	100	118
Bank of America Corp.
0.981% due 09/25/2025 •		$200	198
2.456% due 10/22/2025 •		100	103
BNP Paribas S.A.
0.500% due 06/04/2026 •	EUR	200	230
4.625% due 02/25/2031 •(c)(d)		$200	201
Boston Properties LP 2.550% due 04/01/2032		200	199
CBRE Services, Inc. 2.500% due 04/01/2031		100	101
Chubb INA Holdings, Inc. 0.875% due 06/15/2027	EUR	100	117
Community Preservation Corp. 2.867% due 02/01/2030		$75	78
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	100	116
2.750% due 01/22/2028	GBP	100	135
CTP NV 1.250% due 06/21/2029	EUR	300	335
Digital Euro Finco LLC 2.500% due 01/16/2026		100	123
EQT AB 0.875% due 05/14/2031		100	112
Equinix, Inc.
1.550% due 03/15/2028		$50	48
2.500% due 05/15/2031		60	60
Equitable Financial Life Global Funding 1.300% due 07/12/2026		100	98
ERP Operating LP 1.850% due 08/01/2031		100	97
EUROFIMA 0.010% due 07/28/2026	EUR	130	148
European Investment Bank 0.750% due 07/15/2027	AUD	100	68
Farmers Exchange Capital 5.454% due 10/15/2054 •		$50	60
GPT Wholesale Office Fund No1 3.222% due 11/05/2031	AUD	30	22
Grainger PLC 3.375% due 04/24/2028	GBP	100	144
HAT Holdings LLC
3.375% due 06/15/2026		$100	101
3.750% due 09/15/2030		300	300
Healthpeak Properties, Inc. 2.125% due 12/01/2028		100	100
Host Hotels & Resorts LP
2.900% due 12/15/2031		50	48
3.500% due 09/15/2030		200	205
HSBC Holdings PLC 3.033% due 11/22/2023 •		200	204
ING Groep NV
4.625% due 01/06/2026		200	222
4.875% due 05/16/2029 •(c)(d)		200	202
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	100	116

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Kilroy Realty LP 2.500% due 11/15/2032		$300	291
Kimco Realty Corp. 2.700% due 10/01/2030		100	102
Kreditanstalt fuer Wiederaufbau 0.750% due 09/30/2030		100	93
LeasePlan Corp. NV 3.500% due 04/09/2025	EUR	250	315
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	232
National Bank of Canada 0.550% due 11/15/2024 •		$250	247
OneMain Finance Corp. 3.500% due 01/15/2027		100	99
Principal Life Global Funding 1.250% due 08/16/2026		100	98
Prologis International Funding S.A.
0.875% due 07/09/2029	EUR	125	144
1.750% due 03/15/2028		125	153
Radian Group, Inc. 6.625% due 03/15/2025		$130	144
Rayonier LP 2.750% due 05/17/2031		100	100
Regency Centers LP 3.700% due 06/15/2030		60	66
Rexford Industrial Realty LP 2.150% due 09/01/2031		100	94
Santander UK Group Holdings PLC 2.896% due 03/15/2032 •		300	303
Standard Chartered PLC 1.214% due 03/23/2025 •		250	248
Starwood Property Trust, Inc. 3.625% due 07/15/2026		100	100
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024	EUR	130	152
UDR, Inc. 3.100% due 11/01/2034		$50	52
Weyerhaeuser Co. 7.375% due 03/15/2032		30	42
WP Carey, Inc. 2.450% due 02/01/2032		50	49
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	114

			8,465

INDUSTRIALS 22.8%
Aptiv PLC 3.100% due 12/01/2051		$50	48
Autodesk, Inc. 2.400% due 12/15/2031		50	50
Ball Corp. 3.125% due 09/15/2031		100	99
Boise Cascade Co. 4.875% due 07/01/2030		30	32
Central Japan Railway Co.
2.200% due 10/02/2024		200	205
3.400% due 09/06/2023		200	207
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	170
Colgate-Palmolive Co. 0.300% due 11/10/2029		100	113
Continental Wind LLC 6.000% due 02/28/2033		$62	70
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		70	84
Danone S.A. 2.947% due 11/02/2026		200	211
Dell International LLC
4.900% due 10/01/2026		130	147
6.200% due 07/15/2030		50	63
Faurecia SE 2.375% due 06/15/2029	EUR	100	115
Ford Motor Co. 3.250% due 02/12/2032		$20	21
Gap, Inc.
3.625% due 10/01/2029		50	50
3.875% due 10/01/2031		50	49
Hilton Domestic Operating Co., Inc.
4.000% due 05/01/2031		150	154
4.875% due 01/15/2030		30	32
Kellogg Co. 0.500% due 05/20/2029	EUR	100	112
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		$200	191

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Marks & Spencer PLC 4.500% due 07/10/2027	GBP	100	140
Micron Technology, Inc. 2.703% due 04/15/2032		$50	50
Moody's Corp.
2.000% due 08/19/2031		100	97
3.100% due 11/29/2061		30	30
Natura Cosmeticos S.A. 4.125% due 05/03/2028		200	197
Nemak S.A.B. de C.V. 2.250% due 07/20/2028	EUR	100	110
Oberlin College 2.874% due 10/01/2051		$125	125
Owens Corning 3.950% due 08/15/2029		30	33
ProGroup AG 3.000% due 03/31/2026	EUR	100	115
Reckitt Benckiser Treasury Services PLC 1.750% due 05/19/2032	GBP	100	136
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	208
Schaeffler AG 3.375% due 10/12/2028	EUR	100	127
SEB S.A. 1.375% due 06/16/2025		100	117
Stora Enso Oyj 2.500% due 03/21/2028		100	127
Sunnova Energy Corp. 5.875% due 09/01/2026		$100	102
T-Mobile USA, Inc. 2.625% due 04/15/2026		200	201
Tesco PLC 5.000% due 03/24/2023	GBP	100	142
Thermo Fisher Scientific Finance BV 0.010% due 11/18/2025	EUR	100	113
Verallia S.A. 1.625% due 05/14/2028		100	117
Vmed O2 UK Financing PLC 4.750% due 07/15/2031		$200	203
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	200	230
Xylem, Inc. 2.250% due 01/30/2031		$35	35

			4,978

UTILITIES 24.7%
AES Corp.
1.375% due 01/15/2026		100	97
2.450% due 01/15/2031		50	49
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	202
Avangrid, Inc.
3.200% due 04/15/2025		50	53
3.800% due 06/01/2029		450	490
Clearway Energy Operating LLC
3.750% due 02/15/2031		130	130
4.750% due 03/15/2028		30	32
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		100	108
3.950% due 04/01/2050		50	57
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		199	203
Dominion Energy, Inc. 2.250% due 08/15/2031		100	98
Duke Energy Florida LLC 2.400% due 12/15/2031		100	101
Enel Finance International NV 1.375% due 07/12/2026		200	195
Georgia Power Co. 3.250% due 03/15/2051		100	101
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		200	213
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		200	202
India Green Energy Holdings 5.375% due 04/29/2024		250	257
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029		100	101
Mississippi Power Co. 3.100% due 07/30/2051		50	49
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	99
2.200% due 12/02/2026	AUD	200	143
NSTAR Electric Co. 3.100% due 06/01/2051		$100	105

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Public Service Co. of Colorado 2.700% due 01/15/2051		200	193
Public Service Co. of Oklahoma 2.200% due 08/15/2031		100	98
ReNew Wind Energy AP2 4.500% due 07/14/2028		200	201
Solar Star Funding LLC 5.375% due 06/30/2035		495	572
Southern California Edison Co. 2.500% due 06/01/2031		150	151
Southern Power Co. 0.900% due 01/15/2026		40	39
Southwestern Public Service Co. 3.150% due 05/01/2050		30	31
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		168	184
TerraForm Power Operating LLC 5.000% due 01/31/2028		150	159
Verizon Communications, Inc.
0.375% due 03/22/2029	EUR	100	112
1.500% due 09/18/2030		$430	404
Vodafone Group PLC 5.125% due 06/04/2081 •		100	102
Wisconsin Public Service Corp. 2.850% due 12/01/2051		50	49

			5,380

Total Corporate Bonds & Notes (Cost $18,843)			18,823

MUNICIPAL BONDS & NOTES 1.3%
FLORIDA 0.5%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	110

NEW YORK 0.8%
New York City Water & Sewer System, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	162

Total Municipal Bonds & Notes (Cost $282)			272

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	103
GCT Commercial Mortgage Trust 0.910% due 02/15/2038 •		100	100
J.P. Morgan Chase Commercial Mortgage Securities Corp. 0.910% due 04/15/2038 •		94	95
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	108
One Bryant Park Trust 2.516% due 09/15/2054		100	101
VASA Trust 1.010% due 07/15/2039 •		100	100

Total Non-Agency Mortgage-Backed Securities (Cost $603)			607

ASSET-BACKED SECURITIES 1.6%
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		94	93
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		65	64
Sunrun Demeter Issuer 2.270% due 01/30/2057		200	199

Total Asset-Backed Securities (Cost $358)			356

SOVEREIGN ISSUES 0.6%
Societe Nationale SNCF S.A. 0.625% due 04/17/2030	EUR	100	117

Total Sovereign Issues (Cost $124)			117

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup, Inc. 3.875% due 02/18/2026 •(c)		50,000	50

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Preferred Securities (Cost $50)		50

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.4%
U.S. TREASURY BILLS 6.4%
0.052% due 04/14/2022 (a)(b)	$1,400	1,400

Total Short-Term Instruments (Cost $1,400)		1,400

Total Investments in Securities (Cost $21,660)		21,625

Total Investments 99.3% (Cost $21,660)		$21,625
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $42)		21
Other Assets and Liabilities, net 0.6%		132

Net Assets 100.0%		$21,778

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(3) at a weighted average interest rate of 0.050%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	32	$3,871	$0	$2	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond March Futures	03/2022	3	$(585)	$9	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2022	10	(1,305)	(8)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	5	(732)	(6)	0	(1)
U.S. Treasury 30-Year Bond March Futures	03/2022	2	(321)	(3)	0	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	2	(394)	1	0	(3)

Total Futures Contracts	$(7)	$2	$(6)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive (1)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	100	$(2)	$5	$3	$0	$(3)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(8)	(6)	(14)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	$280	52	(20)	32	0	(1)

Total Swap Agreements	$42	$(21)	$21	$1	$(4)

Cash of $121 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	$17	EUR	15	$0	$0
BPS	02/2022	AUD	327	$239	1	0
GLM	02/2022	GBP	6	8	0	0
HUS	02/2022	EUR	4,180	4,796	34	(1)

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

MYI	02/2022	$15	EUR	13	0	0
UAG	02/2022	GBP	661	$888	0	(6)

Total Forward Foreign Currency Contracts	$35	$(7)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,465	$0	$8,465
Industrials	0	4,978	0	4,978
Utilities	0	5,380	0	5,380
Municipal Bonds & Notes
Florida	0	110	0	110
New York	0	162	0	162
Non-Agency Mortgage-Backed Securities	0	607	0	607
Asset-Backed Securities	0	356	0	356
Sovereign Issues	0	117	0	117
Preferred Securities
Banking & Finance	0	50	0	50
Short-Term Instruments
U.S. Treasury Bills	0	1,400	0	1,400

Total Investments	$0	$21,625	$0	$21,625

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	35	0	35

$0	$38	$0	$38
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(10)	0	(10)
Over the counter	0	(7)	0	(7)

$0	$(17)	$0	$(17)

Total Financial Derivative Instruments	$0	$21	$0	$21

Totals	$0	$21,646	$0	$21,646

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.1% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.3%
Ally Financial, Inc. 8.000% due 11/01/2031		$1,424	$2,018
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		201	195
Banca Monte dei Paschi di Siena SpA 5.375% due 01/18/2028 •	EUR	500	451
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		$3,203	3,255
4.519% due 06/25/2024 •		2,047	2,142

			8,061

INDUSTRIALS 0.3%
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		178	181
Charter Communications Operating LLC 4.464% due 07/23/2022		2,661	2,700
Delta Air Lines, Inc. 3.625% due 03/15/2022		4,894	4,894
Imperial Brands Finance PLC 3.750% due 07/21/2022		200	202
Komatsu Finance America, Inc. 2.437% due 09/11/2022		1,780	1,799
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		100	109
Toyota Industries Corp. 3.110% due 03/12/2022		200	201
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		89	93

			10,179

UTILITIES 0.1%
AT&T, Inc. 2.550% due 12/01/2033		378	370
Verizon Communications, Inc.
2.355% due 03/15/2032		379	374
4.016% due 12/03/2029		2,302	2,583

			3,327

Total Corporate Bonds & Notes (Cost $20,781)			21,567

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
0.532% due 10/25/2036 •		16	16
0.552% due 08/25/2037 •		519	525
2.024% due 05/01/2038 •		2,659	2,794
2.125% due 04/24/2026 (h)		5,695	5,908
Freddie Mac
0.490% due 07/15/2036 •		198	200
0.560% due 05/15/2032 - 09/15/2042 •		1,464	1,479
0.710% due 12/15/2037 •		169	172
0.730% due 10/15/2037 •		342	348
Ginnie Mae
0.268% due 10/16/2053 ~(a)		1,227	4
0.382% due 08/20/2068 •		3,257	3,207
0.399% due 10/20/2043 •		3,063	3,057
Small Business Administration
4.840% due 05/01/2025		30	31
4.990% due 09/01/2024		32	33
5.160% due 02/01/2028		28	29
5.310% due 05/01/2027		43	46
5.510% due 11/01/2027		22	24
5.820% due 06/01/2026		30	31
5.870% due 07/01/2028		19	21
6.020% due 08/01/2028		11	12
6.770% due 11/01/2028		39	43
Uniform Mortgage-Backed Security 3.500% due 02/01/2045 - 03/01/2048		1,718	1,822

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2052		106,500	113,289
4.000% due 02/01/2052		154,000	163,727

Total U.S. Government Agencies (Cost $297,504)			296,818

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
3.000% due 05/15/2045		2,010	2,405
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022		101	103
0.125% due 07/15/2026		4,757	5,167
0.250% due 07/15/2029 (h)		1,080	1,211
0.375% due 07/15/2023		321	338
0.375% due 07/15/2025 (h)		24,264	26,361
0.375% due 01/15/2027		172	189
0.500% due 01/15/2028		6,835	7,652
0.750% due 02/15/2042		2,104	2,663
0.875% due 02/15/2047		1,907	2,580
1.000% due 02/15/2049		920	1,309
1.375% due 02/15/2044		8,946	12,786
1.375% due 02/15/2044 (h)		3,632	5,191
2.125% due 02/15/2040		1,332	2,042
2.125% due 02/15/2041		119	184
2.500% due 01/15/2029 (h)		33,951	43,427
3.375% due 04/15/2032		1,133	1,687
3.875% due 04/15/2029		2,371	3,304
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	26,010
2.000% due 02/15/2025		33,704	34,720
2.750% due 02/15/2024		42,010	43,759

Total U.S. Treasury Obligations (Cost $202,223)			223,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Adjustable Rate Mortgage Trust 2.901% due 07/25/2035 ~		101	105
Banc of America Funding Trust 2.941% due 05/20/2036 ^~		259	264
Bear Stearns Adjustable Rate Mortgage Trust 2.588% due 01/25/2035 ~		112	119
Bear Stearns ALT-A Trust 4.311% due 07/25/2035 ^~		581	487
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~		62	52
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~		95	98
2.696% due 02/25/2037 ~		79	82
5.500% due 12/25/2022 ^		337	190
ChaseFlex Trust 6.300% due 06/25/2036 ^~		53	53
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.382% due 01/25/2035 •		3	3
Citigroup Mortgage Loan Trust 2.480% due 11/25/2035 •		46	47
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		5,723	3,192
6.500% due 09/25/2037 ^		1,427	806
Countrywide Home Loan Mortgage Pass-Through Trust
2.668% due 08/20/2035 ^~		1,255	1,240
2.761% due 11/20/2034 ~		240	245
Eurosail PLC 1.045% due 06/13/2045 •	GBP	1,267	1,716
First Horizon Alternative Mortgage Securities Trust 2.587% due 04/25/2035 ~		$221	236
GSR Mortgage Loan Trust
2.813% due 11/25/2035 ~		74	75
2.851% due 09/25/2035 ~		7	7
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •		7,409	6,984
0.364% due 03/19/2037 •		655	611
0.724% due 11/19/2035 •		513	452
0.784% due 06/20/2035 •		369	364
HomeBanc Mortgage Trust 0.762% due 10/25/2035 •		41	41
IndyMac INDA Mortgage Loan Trust 2.673% due 11/25/2035 ^~		168	154
IndyMac INDX Mortgage Loan Trust 0.522% due 07/25/2036 •		811	796
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 ^þ		1,664	1,622
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		52	54
2.569% due 04/25/2035 ~		4	4
MASTR Adjustable Rate Mortgages Trust 2.732% due 11/21/2034 ~		112	113

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.850% due 09/15/2030 •		74	75
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.590% due 06/15/2030 •		5	5
Merrill Lynch Mortgage Investors Trust
1.798% due 05/25/2036 ~		3	3
2.031% due 12/25/2034 ~		55	56
3.008% due 06/25/2035 ~		143	147
Natixis Commercial Mortgage Securities Trust 0.860% due 02/15/2033 •		3,584	3,583
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.862% due 12/25/2035 •		4,391	4,433
Residential Accredit Loans, Inc. Trust
0.462% due 06/25/2046 •		101	31
6.000% due 09/25/2036		178	170
6.000% due 09/25/2036 ^		466	443
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		7,330	3,990
Structured Adjustable Rate Mortgage Loan Trust 1.049% due 11/25/2034 •		538	529
Structured Asset Mortgage Investments Trust
0.522% due 05/25/2036 •		73	65
0.784% due 05/19/2035 •		37	37
Thornburg Mortgage Securities Trust 1.861% due 03/25/2037 ^•		2,112	1,986
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	5,577	7,608
WaMu Mortgage Pass-Through Certificates Trust
0.842% due 01/25/2045 •		$301	301
0.843% due 11/25/2034 •		171	166
0.902% due 01/25/2045 •		208	209
2.358% due 10/25/2034 ~		27	27
2.596% due 06/25/2034 ~		29	30
2.729% due 01/25/2035 ~		34	35
Wells Fargo Mortgage-Backed Securities Trust 2.793% due 04/25/2036 ~		178	175

Total Non-Agency Mortgage-Backed Securities (Cost $45,859)			44,316

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp. Home Equity Loan Trust
0.972% due 05/25/2035 •		745	743
1.002% due 12/25/2034 •		427	422
Asset-Backed Securities Corp. Home Equity Loan Trust 0.332% due 11/25/2036 •		5,873	5,736
Atrium Corp. 0.958% due 04/22/2027 •		2,552	2,553
Babson Euro CLO DAC 0.272% due 10/25/2029 •	EUR	145	166
Bear Stearns Asset-Backed Securities Trust
0.762% due 02/25/2036 •		$7,641	7,378
1.102% due 09/25/2046 •		304	288
Carlyle Global Market Strategies Euro CLO DAC 1.200% due 09/21/2029	EUR	152	173
Countrywide Asset-Backed Certificates 1.137% due 12/25/2035 •		$2,314	2,316
Countrywide Asset-Backed Certificates Trust 1.817% due 11/25/2034 •		2,519	2,552
Countrywide Asset-Backed Certificates Trust, Inc.
0.882% due 11/25/2034 •		150	150
0.957% due 08/25/2034 •		41	41
Fremont Home Loan Trust
0.242% due 01/25/2037 •		1,725	1,141
0.342% due 10/25/2036 •		5,800	3,416
GSAMP Trust 0.302% due 11/25/2036 •		796	489
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.152% due 11/25/2034 •		175	174
Jubilee CLO BV 0.197% due 12/15/2029 •	EUR	1,885	2,144
KVK CLO Ltd. 1.027% due 01/14/2028 •		$104	104
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		496	496
Morgan Stanley ABS Capital, Inc. Trust 1.137% due 07/25/2035 •		6,129	6,131
North Carolina State Education Assistance Authority 0.903% due 07/25/2039 •		3,160	3,174
OCP CLO Ltd. 0.924% due 07/15/2027 •		24	24
Option One Mortgage Loan Trust
0.242% due 01/25/2037 •		1,958	1,499
0.242% due 03/25/2037 •		1,593	1,212
Saxon Asset Securities Trust 0.412% due 09/25/2037 •		732	722

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

SLM Student Loan Trust 1.624% due 04/25/2023 •		1,667	1,680
Soundview Home Loan Trust 1.053% due 10/25/2037 •		888	821
Structured Asset Securities Corp. Mortgage Loan Trust 1.599% due 04/25/2035 •		59	60
TICP CLO Ltd. 0.972% due 04/20/2028 •		10,756	10,764
Venture CLO Ltd. 1.004% due 07/15/2027 •		727	727
Wind River CLO Ltd. 0.994% due 10/15/2027 •		4	4

Total Asset-Backed Securities (Cost $55,590)			57,300

SOVEREIGN ISSUES 2.0%
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	3,186	2,354
United Kingdom Gilt 1.250% due 11/22/2027 (e)	GBP	33,770	59,092

Total Sovereign Issues (Cost $56,509)			61,446

		OUNCES
COMMODITIES 8.3%
Gold Warehouse Receipts		202,444	226,378
Platinum Warehouse Receipts		5,230	6,044
Silver Warehouse Receipts		12,682	16,977

Total Commodities (Cost $220,356)			249,399

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 70.4%
REPURCHASE AGREEMENTS (f) 7.1%			211,898

U.S. TREASURY BILLS 54.8%
0.066% due 01/04/2022 - 06/30/2022 (b)(c)(d)(h)(j)		$1,646,530	1,646,325

U.S. TREASURY CASH MANAGEMENT BILLS 8.5%
0.055% due 03/01/2022 - 03/29/2022 (c)(d)(h)		254,351	254,322

Total Short-Term Instruments (Cost $2,112,497)			2,112,545

Total Investments in Securities (Cost $3,011,319)			3,066,479

		SHARES
INVESTMENTS IN AFFILIATES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short Asset Portfolio		27,255,880	271,850
PIMCO Short-Term Floating NAV Portfolio III		965,856	9,386

Total Short-Term Instruments (Cost $281,985)			281,236

Total Investments in Affiliates (Cost $281,985)			281,236

Total Investments 111.5% (Cost $3,293,304)			$3,347,715
Financial Derivative Instruments (g)(i) 4.7%(Cost or Premiums, net $7,798)			140,625
Other Assets and Liabilities, net (16.2)%			(485,023)

Net Assets 100.0%			$3,003,317

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.030%	12/31/2021	01/03/2022	$39,900	U.S. Treasury Notes 2.500% due 05/15/2024			$(40,720)	$39,900	$39,900
FICC	0.000	12/31/2021	01/03/2022	5,398	U.S. Treasury Notes 1.250% due 03/31/2028			(5,506)	5,398	5,398
NOM	0.040	12/31/2021	01/03/2022	6,700	U.S. Treasury Bonds 1.375% due 08/15/2050			(6,878)	6,700	6,700
RDR	0.030	12/31/2021	01/03/2022	130,400	U.S. Treasury Notes 0.250% - 2.750% due 04/30/2024 - 11/30/2027			(133,188)	130,400	130,401
TDM	0.040	12/31/2021	01/03/2022	29,500	U.S. Treasury Bonds 3.375% due 11/15/2048			(30,229)	29,500	29,500

Total Repurchase Agreements								$(216,521)	$211,898	$211,899

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA						3.500%	02/01/2052	$10,289	$(10,806)	$(10,817)
Uniform Mortgage-Backed Security, TBA						3.500	03/01/2052	4,211	(4,417)	(4,421)

Total Short Sales (0.5)%									$(15,223)	$(15,238)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(706) at a weighted average interest rate of (0.057%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - LME Copper December 2022 Futures					$8,050.000	12/07/2022	10	0	$(138)	$(113)
Call - LME Copper December 2022 Futures					12,400.000	12/07/2022	10	0	(96)	(73)
Put - NYMEX Crude December 2022 Futures					55.000	03/17/2022	120	120	(596)	(98)

Total Written Options									$(830)	$(284)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2022	13	$1,098	$(37)	$0	$(14)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	34	73	30	0	(1)
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	34	75	32	3	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	34	77	34	6	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	34	72	29	0	(3)
Brent 1st Line vs. Dubai 1st Line January Futures	01/2022	4	8	1	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	34	72	29	0	(4)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	34	74	32	2	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	34	74	31	2	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	34	72	29	0	(2)
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	34	73	31	1	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	34	77	34	6	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	34	76	33	5	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	34	75	32	4	0
Brent Crude December Futures	10/2022	1,589	116,553	5,590	0	(2,558)
Brent Crude December Futures	10/2024	231	15,398	2,784	0	(293)
Brent Crude September Futures	07/2022	5	374	12	0	(8)
California Carbon Allowance Vintage December Futures	12/2022	2,141	71,980	8,637	792	0
Chicago Ethanol (Platts) February Futures	02/2022	2	187	37	2	0
Chicago Ethanol (Platts) January Futures	01/2022	2	193	43	3	0
Chicago Ethanol (Platts) March Futures	03/2022	2	186	36	3	0
Cocoa March Futures	03/2022	86	2,167	(64)	0	(34)
Copper March Futures	03/2022	39	4,352	(22)	69	0
Corn July Futures	07/2022	2	59	(2)	0	0
Cotton No. 2 July Futures	07/2022	21	1,133	47	0	(3)
Euro-BTP Italy Government Bond March Futures	03/2022	30	5,021	(70)	0	(7)
Gas Oil June Futures	06/2022	665	43,341	1,774	0	(665)
Hard Red Winter Wheat July Futures	07/2022	22	878	(14)	0	(10)
Henry Hub Natural Gas April Futures	03/2023	66	513	(4)	6	0
Henry Hub Natural Gas August Futures	07/2023	67	526	2	4	0
Henry Hub Natural Gas July Futures	06/2023	67	523	(1)	4	0
Henry Hub Natural Gas June Futures	05/2023	66	508	(9)	4	0
Henry Hub Natural Gas May Futures	04/2023	67	509	(16)	4	0
Henry Hub Natural Gas October Futures	09/2023	67	531	7	5	0
Henry Hub Natural Gas September Futures	08/2023	66	517	0	4	0
ICE Carbon Emissions Future March Futures	03/2022	38	3,471	638	19	(9)
Iron Ore March Futures	03/2022	525	6,313	1,374	121	0
Lead March Futures	03/2022	26	1,504	0	8	(8)
Live Cattle April Futures	04/2022	134	7,763	141	0	(3)
New York Harbor June Futures	05/2022	12	1,138	(67)	0	(28)
Nickel March Futures	03/2022	20	2,495	128	128	0
RBOB Gasoline June Futures	05/2022	6	581	(27)	0	(15)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	75	(121)	19	0	(1)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	75	(119)	20	0	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	75	(131)	8	1	0
Soybean March Futures	03/2022	139	9,308	656	5	0
Soybean Meal July Futures	07/2022	18	716	(10)	0	(3)
Soybean Meal March Futures	03/2022	428	17,081	2,265	0	(197)
U.S. Treasury 5-Year Note March Futures	03/2022	345	41,737	(16)	24	0
U.S. Treasury 30-Year Bond March Futures	03/2022	126	20,215	24	71	0
Wheat July Futures	07/2022	25	956	(12)	0	(12)
WTI Crude December Futures	11/2022	790	55,166	676	0	(1,272)
WTI Crude December Futures	11/2023	76	4,932	(5)	0	(109)
WTI Crude June Futures	05/2022	426	31,256	1,885	0	(690)
WTI Crude June Futures	05/2023	1,504	100,828	8,704	0	(2,286)
WTI Crude June Futures	05/2024	231	14,574	518	0	(321)
Zinc March Futures	03/2022	16	1,419	114	114	0

				$36,140	$1,420	$(8,556)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum March Futures	03/2022	74	$(5,195)	$(281)	$0	$(281)
Arabica Coffee March Futures	03/2022	31	(2,628)	(201)	32	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2022	22	(50)	5	1	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	22	(48)	8	2	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	22	(47)	8	2	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2022	48	(108)	8	4	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	22	(48)	7	2	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	22	(49)	6	1	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2022	22	(51)	5	1	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	22	(50)	6	1	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	22	(48)	7	2	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	22	(48)	7	2	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	22	(48)	7	2	0
Brent Crude April Futures	02/2022	9	(696)	(77)	16	0
Brent Crude December Futures	10/2023	595	(41,251)	(1,881)	833	0
Brent Crude June Futures	04/2022	594	(45,376)	(2,063)	1,004	0
Brent Crude June Futures	04/2023	1,803	(128,139)	(7,181)	2,686	0
Brent Crude June Futures	04/2024	231	(15,685)	(575)	305	0
California Carbon Allowance Current Auction Clearing Price February Futures	02/2022	36	4	(9)	0	0
Cocoa July Futures	07/2022	17	(436)	(8)	5	0
Copper March Futures	03/2022	4	(973)	(21)	0	(21)
Corn December Futures	12/2022	48	(1,310)	2	0	(1)
Corn March Futures	03/2022	621	(18,420)	(1,617)	85	0
Euro-Bund 10-Year Bond March Futures	03/2022	61	(11,901)	181	10	0
Gold 100 oz. April Futures	04/2022	4	(732)	(11)	0	(6)
Gold 100 oz. February Futures	02/2022	951	(173,900)	2,793	0	(1,379)
Hard Red Winter Wheat March Futures	03/2022	81	(3,246)	(63)	46	0
Lean Hogs April Futures	04/2022	181	(6,279)	(148)	80	0
Natural Gas July Futures	06/2022	12	(437)	9	0	(11)
Natural Gas March Futures	02/2022	20	(1,158)	562	435	0
Natural Gas March Futures	02/2022	84	(2,988)	839	0	(102)
Natural Gas March Futures	02/2022	10	(701)	269	269	0
Palladium March Futures	03/2022	3	(574)	(37)	21	0
Platinum April Futures	04/2022	132	(6,377)	(255)	0	(10)
Put Options Strike @ USD 55.000 on Brent Crude April 2022 Futures (1)	02/2022	84	(34)	208	0	(4)
Put Options Strike @ USD 55.000 on Brent Crude June 2022 Futures (1)	04/2022	252	(318)	1,285	0	(38)
Silver March Futures	03/2022	156	(18,215)	1,308	0	(228)
Soybean July Futures	07/2022	6	(407)	(21)	0	0
Soybean Oil July Futures	07/2022	30	(1,017)	(40)	0	(8)
Soybean Oil March Futures	03/2022	47	(1,594)	29	0	(13)
Sugar No. 11 July Futures	06/2022	4	(82)	0	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2022	1,113	(145,212)	(445)	0	(70)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	306	(60,320)	(174)	0	(478)
United Kingdom Long Gilt March Futures	03/2022	390	(65,933)	227	0	(211)
Wheat March Futures	03/2022	86	(3,314)	(54)	39	0
WTI Crude April Futures	03/2022	21	(1,563)	(235)	35	0
WTI Crude December Futures	11/2022	741	(51,744)	(881)	1,193	0
WTI Crude December Futures	11/2023	430	(27,903)	(1,138)	615	0
WTI Crude December Futures	11/2024	231	(14,248)	(2,643)	309	0
WTI Crude June Futures	05/2022	900	(66,033)	(8,511)	1,458	0

$(20,784)	$9,496	$(2,862)

Total Futures Contracts	$15,356	$10,916	$(11,418)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$0	$0	$0	$0
Receive(2)	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$6,900	371	(504)	(133)	0	(3)
Receive(2)	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	8,800	455	(627)	(172)	0	(4)
Receive	CPURNSA	2.069	Maturity	07/15/2022	$3,500	(67)	252	185	0	(1)
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(5,042)	(2,877)	34	0
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	38,100	2,329	(3,144)	(815)	405	0
Pay	UKRPI	3.350	Maturity	05/15/2030	13,500	760	(2,202)	(1,442)	148	0
Pay	UKRPI	3.475	Maturity	08/15/2030	35,700	371	(5,923)	(5,552)	423	0

Total Swap Agreements	$6,384	$(17,190)	$(10,806)	$1,010	$(8)

(h)

Securities with an aggregate market value of $46,116 and cash of $6,100 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Future styled option.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	$24	MXN	503	$0	$0
02/2022	CAD	439	$350	3	0
02/2022	EUR	333	378	0	(2)
02/2022	$1,106	EUR	977	7	0
03/2022	MXN	503	$24	0	0
07/2022	EUR	2,110	2,350	0	(62)
07/2022	$643	EUR	530	0	(37)
BPS	01/2022	GBP	954	$1,259	0	(32)
01/2022	MXN	503	25	0	0
02/2022	EUR	336	379	0	(3)
07/2022	2,040	2,334	11	(10)
07/2022	$4,340	EUR	3,727	0	(79)
BRC	01/2022	GBP	99	$131	0	(3)
02/2022	EUR	334	377	0	(4)
GLM	01/2022	GBP	1,256	1,676	0	(24)
07/2022	EUR	4,091	5,071	393	0
07/2022	$10,650	EUR	8,723	0	(676)
10/2022	EUR	166	$189	0	(1)
11/2022	$800	EUR	648	0	(56)
12/2022	EUR	1,192	$1,484	114	0
HUS	01/2022	GBP	1,054	1,404	0	(22)
01/2022	$4,238	GBP	3,173	57	0
02/2022	EUR	29,101	$33,389	234	(6)
07/2022	1,198	1,488	118	0
07/2022	$6,688	EUR	5,486	0	(415)
JPM	01/2022	EUR	170	$191	0	(2)
02/2022	483	545	0	(6)
02/2022	$915	EUR	808	6	0
03/2022	EUR	164	$185	0	(2)
04/2022	156	176	0	(2)
05/2022	154	174	0	(2)
06/2022	146	166	0	(1)
07/2022	8,813	10,356	292	(13)
07/2022	$2,899	EUR	2,437	0	(112)
08/2022	EUR	153	$174	0	(1)
09/2022	150	171	0	(1)
11/2022	166	190	0	(1)
12/2022	176	201	0	(1)
MYI	01/2022	NZD	3,390	2,314	0	(8)
RBC	07/2022	$8,903	EUR	7,545	0	(275)
RYL	01/2022	GBP	52	$69	0	(2)
SCX	01/2022	58,504	77,467	0	(1,721)
01/2022	$8,313	EUR	7,374	83	0
02/2022	GBP	58,504	$79,236	52	0
02/2022	$8,391	EUR	7,374	10	0

Total Forward Foreign Currency Contracts	$1,380	$(3,582)

PURCHASED OPTIONS:
STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	867	$106	$106
Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	0	0	0
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	1,300	160	158
Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	0	0	0

Total Purchased Options	$266	$264

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC Copper December 2022 Futures	$7,900.000	12/07/2022	1	$(260)	$(205)
Put - OTC Copper December 2022 Futures	8,000.000	12/07/2022	1	(777)	(654)
Call - OTC Copper December 2022 Futures	12,250.000	12/07/2022	1	(195)	(156)
Call - OTC Copper December 2022 Futures	13,000.000	12/07/2022	1	(492)	(330)

$(1,724)	$(1,345)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(54)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	0

$(720)	$(54)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC BCOMTR Index	$97.000	02/18/2022	67	$(124)	$(103)
GST	Call - OTC BCOMTR Index	90.000	01/14/2022	192	(593)	(1,762)
JPM	Call - OTC BCOMTR Index	90.000	01/18/2022	98	(253)	(901)
MYC	Call - OTC BCOMTR Index	93.940	03/02/2022	92	(263)	(567)
UAG	Call - OTC BCOMTR Index	102.600	03/02/2022	122	(153)	(168)

$(1,386)	$(3,501)

Total Written Options	$(3,830)	$(4,900)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EURMARGIN 1Q22	$5.820	Maturity	03/31/2022	145,500	$135	$261	$396	$0
CIB	Receive	GOLDLNPM Index	1,861.409	Maturity	01/28/2022	4,100	0	(140)	0	(140)
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	50,400	0	15	15	0
Pay	LLSMEH 1H22	1.000	Maturity	06/30/2022	80,400	0	52	52	0
Pay	LLSMEH 2H22	1.000	Maturity	12/31/2022	40,200	0	29	29	0
Pay	LLSMEH CAL22	1.000	Maturity	12/31/2022	48,000	0	33	33	0
Receive	TTFNBP V1-H2	GBP	3.800	Maturity	03/31/2022	180,000	0	14	14	0
JPM	Pay	EURMARGIN 1Q22	$5.850	Maturity	03/31/2022	51,000	0	(137)	0	(137)
Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	46,800	0	9	9	0
Pay	GCG2 Index	1,869.500	Maturity	01/24/2022	47,400	0	1,939	1,939	0
Receive	GOLDLNPM Index	1,861.049	Maturity	01/28/2022	1,000	0	(34)	0	(34)
Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	5,600	0	(315)	0	(315)
Receive	JMABFNJ2 Index	0.000	Monthly	12/30/2022	8,489,079	0	0	0	0
Pay	LLSMEH 1H22	1.050	Maturity	06/30/2022	24,000	0	17	17	0
Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	151,200	(1)	171	170	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	54,000	0	33	33	0
Pay	TTFNBP F22	GBP	10.100	Maturity	01/31/2022	1,240,000	0	(232)	0	(232)
MAC	Receive	EURMARGIN 1Q22	$6.790	Maturity	03/31/2022	23,100	0	40	40	0
Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	55,200	16	62	78	0
Receive	TTFNBP V1-H2	GBP	4.100	Maturity	03/31/2022	180,000	0	15	15	0
MEI	Receive	GOLDLNPM Index	$1,863.531	Maturity	01/28/2022	7,700	0	(279)	0	(279)
MYC	Receive	EURMARGIN 1H22	6.210	Maturity	06/30/2022	40,800	0	115	115	0
Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	46,800	0	11	11	0
Receive	EURMARGIN F2-M2	6.200	Maturity	06/30/2022	40,800	0	115	115	0
Receive	FNCAL G22 «	GBP	341.100	Maturity	02/28/2022	2,800,000	0	(6,460)	0	(6,460)
Receive	LLSCO CAL22	$2.500	Maturity	12/31/2022	55,200	0	61	61	0
Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	152,400	0	109	109	0
Receive	MEHCO CAL22	2.680	Maturity	12/31/2022	26,400	0	26	26	0
Receive	MEHCO CAL22	2.360	Maturity	12/31/2022	30,000	0	20	20	0
Receive	MEHCO CAL22	2.350	Maturity	12/31/2022	33,600	0	22	22	0
Receive	MEHCO CAL22	2.330	Maturity	12/31/2022	33,600	0	21	21	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	38,400	0	23	23	0
Receive	MEHCO CAL22	2.200	Maturity	12/31/2022	52,800	0	27	27	0
Receive	MEHCO CAL22	2.150	Maturity	12/31/2022	27,600	0	13	13	0
Receive	TTFNBP 1Q22	GBP	5.360	Maturity	03/31/2022	5,805,000	0	585	585	0
Receive	TTFNBP 1Q22	5.150	Maturity	03/31/2022	4,275,000	0	419	419	0
Receive	TTFNBP 1Q22	5.000	Maturity	03/31/2022	7,920,000	0	760	760	0
Receive	TTFNBP 2Q3Q22	1.440	Maturity	09/30/2022	1,647,000	0	78	78	0
Receive	TTFNBP V1-H2	4.350	Maturity	03/31/2022	990,000	0	86	86	0
Receive	TTFNBP V1-H2	4.300	Maturity	03/31/2022	810,000	0	70	70	0
Receive	TTFNBP V1-H2	4.250	Maturity	03/31/2022	900,000	0	77	77	0
Receive	TTFNBP V1-H2	4.130	Maturity	03/31/2022	900,000	0	76	76	0
Receive	TTFNBP V1-H2	4.120	Maturity	03/31/2022	900,000	0	76	76	0
Receive	TTFNBP V1-H2	4.050	Maturity	03/31/2022	1,620,000	0	135	135	0
Receive	TTFNBP V1-H2	4.000	Maturity	03/31/2022	900,000	0	74	74	0
Pay	TZTCAL G22 «	EUR	136.300	Maturity	02/28/2022	80,640	0	6,055	6,055	0

$150	$4,147	$11,894	$(7,597)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
											Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index			0.500%	Monthly	01/17/2047		$108	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057		3,100	(139)	161	22	0
MYC	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047		88	(3)	3	0	0

									$(145)	$168	$23	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EMSMF Index «	N/A	0.250%	Maturity	12/19/2022	EUR	50,000	$0	$(513)	$0	$(513)
	Receive	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022		100,000	0	(1,245)	0	(1,245)
	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/15/2022		$34,591	0	(6)	0	(6)
	Receive	BCOMF1TC Index	362,965	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		32,030	0	1,217	1,217	0
	Receive	BCOMTR Index	81,231	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		16,571	0	630	630	0
	Receive	CSIXTR Index	20,843	0.275% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		103,781	0	4,989	4,989	0
	Pay	BCOMTR Index	18,717	0.000%	Maturity	02/18/2022		1,912	0	56	56	0
CBK	Receive	CSIXTR Index	16,588	0.275% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		82,593	0	3,970	3,970	0
CIB	Receive	BCOMTR Index	77,486	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		15,807	0	601	601	0
	Receive	CSIXTR Index	29,682	0.275% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		147,790	0	7,105	7,105	0
	Pay	PIMCODB Index	96,364	0.000%	Monthly	02/15/2022		12,333	0	(619)	0	(619)
FBF	Receive	CSIXTR Index	92,597	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		461,045	0	22,195	22,195	0
GST	Receive	BCOMTR Index	102,547	0.000%	Maturity	01/14/2022		8,329	1,658	183	1,841	0
	Receive	BCOMF1TC Index	44,060	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		14,406	0	545	545	0
	Receive	BCOMTR Index	168,082	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		34,288	0	1,303	1,303	0
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/15/2022		19,070	0	947	947	0
	Receive	CSIXTR Index	121,964	0.255% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		607,265	0	29,210	29,210	0
JPM	Pay	BCOMTR Index	3,287,763	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/14/2022		670,697	0	(25,593)	0	(25,593)
	Receive	BCOMTR Index	121,858	0.000%	Maturity	01/18/2022		9,804	2,166	114	2,280	0
	Receive	BCOMF1TC Index	3,599,325	0.235% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		615,505	0	23,370	23,370	0
	Receive	CSIXTR Index	63,682	0.265% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		317,075	854	14,399	15,253	0
	Receive	JMABNIC5 Index	397,987	0.000%	Monthly	02/15/2022		58,264	4	3,019	3,023	0
	Receive	EMSMF Index «	N/A	0.750%	Maturity	12/28/2022		50,000	0	(147)	0	(147)
	Receive	EMSMF Index «	N/A	0.800%	Maturity	12/28/2022		40,000	0	0	0	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

MAC	Receive	BCOMTR Index	29,122	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	5,941	0	226	226	0
	Receive	CSIXTR Index	58,766	0.265% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	292,600	0	14,070	14,070	0
	Receive	PIMCODB Index	544,387	0.000%	Monthly	02/15/2022	68,493	0	3,063	3,063	0
	Receive	PIMCODBU Index	4,500	0.260%	Monthly	03/15/2022	523	0	24	24	0
MEI	Receive	CSIXTR Index	11,820	0.275% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	58,851	0	2,829	2,829	0
MYC	Receive	BCOMTR Index	91,972	0.000%	Maturity	03/02/2022	7,816	992	313	1,305	0
RBC	Receive	CSIXTR Index	37,882	0.275% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	188,616	0	9,067	9,067	0
SOG	Receive	CSIXTR Index	85,150	0.235% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	423,967	0	20,404	20,404	0
UAG	Receive	BCOMTR Index	36,249	0.000%	Maturity	03/02/2022	3,095	129	370	499	0

								$5,803	$136,096	$170,022	$(28,123)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(7)		4.347%	Maturity	03/04/2022	$32,149	$0	$756	$756	$0
	Pay	GOLDLNPM Index(7)		6.970	Maturity	08/02/2024	4,105	0	104	104	0
UAG	Pay	GOLDLNPM Index(7)		5.153	Maturity	12/05/2022	7,731	0	168	168	0

								$0	$1,028	$1,028	$0

Total Swap Agreements								$5,808	$141,439	$182,967	$(35,720)

(j)

Securities with an aggregate market value of $4,000 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)						Notional Amount represents the number of contracts.
(2)						Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)						Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$8,061	$0		$8,061
Industrials						0	10,179	0		10,179
Utilities						0	3,327	0		3,327
U.S. Government Agencies						0	296,818	0		296,818
U.S. Treasury Obligations						0	223,088	0		223,088
Non-Agency Mortgage-Backed Securities						0	44,316	0		44,316
Asset-Backed Securities						0	57,300	0		57,300
Sovereign Issues						0	61,446	0		61,446
Commodities						0	249,399	0		249,399
Short-Term Instruments
Repurchase Agreements						0	211,898	0		211,898
U.S. Treasury Bills						0	1,646,325	0		1,646,325
U.S. Treasury Cash Management Bills						0	254,322	0		254,322

						$0	$3,066,479	$0		$3,066,479

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$281,236	$0	$0	$281,236

Total Investments	$281,236	$3,066,479	$0	$3,347,715

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,238)	$0	$(15,238)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,821	1,105	0	11,926
Over the counter	0	178,556	6,055	184,611

	$10,821	$179,661	$6,055	$196,537
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,154)	(556)	0	(11,710)
Over the counter	0	(35,837)	(8,365)	(44,202)

	$(11,154)	$(36,393)	$(8,365)	$(55,912)

Total Financial Derivative Instruments	$(333)	$143,268	$(2,310)	$140,625

Totals	$280,903	$3,194,509	$(2,310)	$3,473,102

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.3% ¤
CORPORATE BONDS & NOTES 5.2%
BANKING & FINANCE 5.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$517
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(f)(g)	EUR	400	464
5.875% due 09/24/2023 •(f)(g)		400	485
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$7,000	7,152
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		4,200	4,269
ING Bank NV 2.625% due 12/05/2022		7,600	7,742
Jackson National Life Global Funding 2.500% due 06/27/2022		200	202
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	775	111
1.000% due 10/01/2050		256,420	37,460
1.000% due 10/01/2053		9,748	1,385
1.500% due 10/01/2053		33,700	4,997
2.000% due 10/01/2053		10,400	1,601
2.500% due 10/01/2047		13	2
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		$200	200
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		6,500	6,605
4.519% due 06/25/2024 •		4,200	4,395
New York Life Global Funding 2.250% due 07/12/2022		300	303
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		200	202
3.875% due 09/21/2023		100	104
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	290	42
1.000% due 10/01/2050		251,071	36,755
1.000% due 10/01/2053		400	58
1.500% due 10/01/2053		147,300	21,917
2.000% due 10/01/2053		5,100	786
2.500% due 10/01/2047		2	0
Nykredit Realkredit A/S
0.500% due 10/01/2043		3,287	472
1.000% due 10/01/2050		423,837	61,933
1.000% due 10/01/2053		50,400	7,257
1.500% due 10/01/2053		529,018	78,709
2.000% due 10/01/2053		71,900	10,875
2.500% due 10/01/2047		11	2
Realkredit Danmark A/S
1.000% due 10/01/2050		193,300	28,202
1.000% due 10/01/2053		61,994	8,861
1.500% due 10/01/2053		166,464	24,646
2.000% due 10/01/2053		20,200	3,047
2.500% due 04/01/2047		10	2
UniCredit SpA 7.830% due 12/04/2023		$14,500	16,174

			377,934

INDUSTRIALS 0.1%
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		100	102
Daimler Finance North America LLC 2.850% due 01/06/2022		300	300
Discovery Communications LLC 2.950% due 03/20/2023		158	162
Enterprise Products Operating LLC 4.050% due 02/15/2022		200	201
IHS Markit Ltd. 5.000% due 11/01/2022		100	103
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	202
NXP BV 4.625% due 06/01/2023		300	314

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

Penske Truck Leasing Co. LP 4.250% due 01/17/2023	100	103
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	200	206
Toyota Industries Corp. 3.110% due 03/12/2022	200	201
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,311	1,382
VMware, Inc. 3.900% due 08/21/2027	900	981

		4,257

UTILITIES 0.0%
Duke Energy Corp. 2.400% due 08/15/2022	200	202
Eversource Energy 2.900% due 10/01/2024	200	207
Progress Energy, Inc. 3.150% due 04/01/2022	100	100
Tampa Electric Co. 2.600% due 09/15/2022	100	101

		610

Total Corporate Bonds & Notes (Cost $390,276)		382,801

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.215% due 03/25/2036 •	42	42
0.547% due 02/25/2037 •	369	373
1.922% due 05/01/2035 •	24	24
Freddie Mac
0.380% due 01/15/2037 •	4	4
2.065% due 06/01/2033 •	77	78
2.297% due 01/01/2034 •	51	51
Ginnie Mae 0.382% due 08/20/2068 •	6,317	6,220
Uniform Mortgage-Backed Security, TBA
3.000% due 03/01/2052	1,000	1,034
4.000% due 02/01/2052	265,689	282,470

Total U.S. Government Agencies (Cost $290,373)		290,296

U.S. TREASURY OBLIGATIONS 88.5%
U.S. Treasury Bonds
1.625% due 11/15/2050 (i)	30,630	28,547
3.000% due 05/15/2045	1,370	1,639
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (i)	509,747	517,209
0.125% due 07/15/2022	112,282	115,058
0.125% due 07/15/2022 (k)	1,203	1,233
0.125% due 01/15/2023 (k)	259,883	268,419
0.125% due 07/15/2024	97,869	104,349
0.125% due 10/15/2024 (i)(k)	592,757	633,263
0.125% due 04/15/2025 (i)(m)	460,945	493,211
0.125% due 10/15/2025 (k)	249,266	268,804
0.125% due 04/15/2026 (i)	255,451	275,782
0.125% due 07/15/2026 (k)	35,349	38,394
0.125% due 10/15/2026 (i)	957,526	1,041,737
0.125% due 01/15/2030	124,617	138,415
0.125% due 07/15/2030	12,138	13,591
0.125% due 01/15/2031	1,828	2,048
0.125% due 07/15/2031	187,724	211,197
0.250% due 01/15/2025	317,337	340,067
0.250% due 07/15/2029	25,433	28,517
0.375% due 07/15/2023 (k)	98,983	104,086
0.375% due 07/15/2025	122,755	133,368
0.375% due 07/15/2025 (k)	38,845	42,203
0.375% due 01/15/2027	34,356	37,805
0.500% due 04/15/2024 (m)	384,366	409,794
0.625% due 04/15/2023 (i)(k)(m)	510,888	534,126
0.625% due 01/15/2024 (k)	148,150	157,686
0.625% due 01/15/2026	191,374	210,252
0.625% due 02/15/2043 (m)	505	629
0.750% due 07/15/2028 (m)	5,709	6,542
0.750% due 02/15/2045 (m)	1,175	1,515
0.875% due 01/15/2029	6,683	7,733
1.000% due 02/15/2046	21,249	29,085
1.375% due 02/15/2044	2,588	3,698
1.750% due 01/15/2028	60,120	72,159
2.125% due 02/15/2040 (m)	3,456	5,295
2.125% due 02/15/2041	10,516	16,299
2.375% due 01/15/2025	106,796	121,648
2.500% due 01/15/2029 (k)	47,686	60,996
3.875% due 04/15/2029	13,716	19,114

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $6,406,978)		6,495,513

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust
2.574% due 09/25/2035 ^~	381	363
2.619% due 10/25/2035 ^~	247	243
Alliance Bancorp Trust 0.342% due 07/25/2037 •	1,858	1,784
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•	109	98
1.002% due 11/25/2046 •	4,947	2,013
American Home Mortgage Investment Trust 1.746% due 09/25/2045 •	37	37
BAMLL Commercial Mortgage Securities Trust 1.160% due 09/15/2038 •	3,100	3,104
Banc of America Funding Trust
0.684% due 05/20/2035 ^•	76	72
2.787% due 05/25/2035 ~	15	15
3.028% due 05/20/2036 ^~	142	143
3.146% due 01/20/2047 ~	4,047	3,975
3.417% due 01/20/2047 ^~	103	100
Banc of America Mortgage Trust
2.298% due 01/25/2035 ~	1	1
2.407% due 11/25/2035 ^~	165	160
2.687% due 07/25/2035 ^~	179	179
BCAP LLC Trust
0.442% due 01/25/2037 ^•	682	671
2.865% due 04/26/2036 ~	772	693
Bear Stearns Adjustable Rate Mortgage Trust
2.670% due 10/25/2035 ~	256	263
2.750% due 07/25/2034 ~	23	24
2.877% due 05/25/2033 ~	13	13
3.004% due 07/25/2036 ^~	337	332
3.222% due 02/25/2036 ^~	122	121
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •	358	350
2.868% due 09/25/2035 ^~	181	137
3.092% due 09/25/2047 ^~	3,125	2,045
3.279% due 09/25/2034 ~	135	151
Chase Mortgage Finance Trust
2.776% due 12/25/2035 ^~	220	211
2.780% due 09/25/2036 ^~	436	407
3.135% due 03/25/2037 ^~	575	585
5.500% due 12/25/2022 ^	833	469
CIM Trust 1.102% due 02/25/2049 •	243	244
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	42	42
2.490% due 03/25/2036 ^•	34	34
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	53	54
3.012% due 12/25/2035 ^~	245	168
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	181	187
Countrywide Alternative Loan Trust
0.284% due 02/20/2047 ^•	3,025	2,361
0.299% due 12/20/2046 ^•	234	208
0.322% due 06/25/2046 «•	3	0
0.462% due 05/25/2047 •	1,046	1,006
0.522% due 07/25/2046 •	87	84
1.082% due 12/25/2035 •	243	223
2.795% due 11/25/2035 ^~	199	193
5.000% due 07/25/2035	852	641
5.500% due 07/25/2035	126	117
5.750% due 03/25/2037 ^•	209	155
6.000% due 03/25/2037 ^	194	108
6.500% due 08/25/2032	40	41
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035 •	32	31
2.165% due 10/20/2035 ~	23	22
2.551% due 11/20/2034 ~	2	2
2.566% due 04/20/2035 ~	2	2
2.911% due 09/25/2047 ^~	276	266
5.500% due 11/25/2035 ^	63	48
5.500% due 04/25/2038	231	240
6.000% due 04/25/2036	318	228
Credit Suisse Mortgage Capital Certificates
0.252% due 09/29/2036 •	2,168	2,134
5.692% due 10/26/2036 ~	364	355
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,555	1,298
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	249	247
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.203% due 10/25/2036 ^•	65	54

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

Eurosail PLC 0.949% due 10/17/2040 •	EUR	1,650	1,880
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$122	73
First Horizon Mortgage Pass-Through Trust 2.500% due 10/25/2035 ~		53	56
Great Hall Mortgages PLC
0.366% due 03/18/2039 •	GBP	184	247
0.386% due 06/18/2038 •		137	184
GSR Mortgage Loan Trust
2.813% due 11/25/2035 ~		$157	160
2.960% due 11/25/2035 ^~		172	121
3.139% due 11/25/2035 ^~		756	725
HarborView Mortgage Loan Trust
0.294% due 09/19/2037 •		61	60
0.544% due 05/19/2035 •		356	344
0.604% due 01/19/2036 •		1,169	813
2.548% due 08/19/2036 ^~		76	76
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	14,512	19,702
HomeBanc Mortgage Trust 0.462% due 12/25/2036 •		$64	64
IndyMac IMSC Mortgage Loan Trust 0.462% due 07/25/2047 •		1,413	1,115
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •		2,596	2,449
0.502% due 11/25/2046 •		281	283
0.662% due 07/25/2035 •		208	170
2.810% due 10/25/2034 ~		271	276
2.873% due 09/25/2035 ^~		176	166
3.070% due 06/25/2035 ^~		71	69
JP Morgan Alternative Loan Trust 0.562% due 12/25/2036 •		3,091	3,023
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		710	704
JP Morgan Mortgage Trust
1.806% due 06/25/2035 ~		53	56
2.240% due 07/25/2034 ~		10	10
2.244% due 06/25/2036 ^~		463	378
2.301% due 07/25/2035 ~		38	40
2.511% due 07/25/2035 ~		62	63
2.628% due 06/25/2035 ~		89	92
2.704% due 11/25/2035 ^~		137	127
2.833% due 08/25/2036 ^~		90	81
2.889% due 07/27/2037 ~		216	213
Luminent Mortgage Trust 0.502% due 10/25/2046 •		454	442
MASTR Adjustable Rate Mortgages Trust 0.582% due 05/25/2037 •		272	142
Merrill Lynch Alternative Note Asset Trust
0.702% due 03/25/2037 •		688	248
2.867% due 06/25/2037 ^~		286	201
Merrill Lynch Mortgage Investors Trust
1.798% due 05/25/2036 ~		57	54
2.943% due 12/25/2035 ~		49	42
2.953% due 09/25/2035 ^~		77	69
3.008% due 06/25/2035 ~		164	168
3.098% due 05/25/2034 ~		104	105
Merrill Lynch Mortgage-Backed Securities Trust 2.705% due 04/25/2037 ^~		828	841
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		856	873
4.500% due 05/25/2058 ~		99	105
Residential Accredit Loans, Inc. Trust
0.402% due 08/25/2035 •		545	466
0.482% due 12/25/2036 •		883	853
3.131% due 08/25/2035 ^~		468	253
5.074% due 02/25/2036 ^~		268	235
Residential Asset Securitization Trust
0.502% due 05/25/2035 •		844	601
6.500% due 09/25/2036 ^		656	357
6.500% due 06/25/2037		11,667	4,205
Residential Funding Mortgage Securities, Inc. Trust
2.200% due 06/25/2035 ~		55	50
2.967% due 09/25/2035 ^~		911	661
6.000% due 06/25/2037 ^		558	549
6.500% due 03/25/2032		209	220
Sequoia Mortgage Trust
0.804% due 10/19/2026 •		14	14
1.881% due 01/20/2047 ^~		326	247
Structured Adjustable Rate Mortgage Loan Trust
0.422% due 10/25/2035 •		554	554
2.904% due 02/25/2036 ^~		231	177
Structured Asset Mortgage Investments Trust
0.482% due 06/25/2036 •		113	113
0.522% due 04/25/2036 •		10	10

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

0.542% due 05/25/2046 •		2,886	1,439
0.604% due 07/19/2035 •		557	543
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	12,197	16,638
Wachovia Mortgage Loan Trust LLC 2.823% due 08/20/2035 ^~		$176	177
WaMu Mortgage Pass-Through Certificates Trust
0.822% due 01/25/2047 ^•		1,315	1,276
0.894% due 12/25/2046 •		603	585
1.062% due 06/25/2046 •		99	100
1.082% due 08/25/2046 •		232	234
1.282% due 11/25/2042 •		80	79
1.725% due 11/25/2046 •		517	510
2.368% due 09/25/2033 ~		48	48
2.864% due 09/25/2036 ^~		763	765
3.051% due 02/25/2037 ^~		108	107
3.145% due 08/25/2036 ^~		82	83
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		125	120
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 10/25/2036 ~		5	5
2.793% due 04/25/2036 ~		282	277

Total Non-Agency Mortgage-Backed Securities (Cost $99,575)			99,213

ASSET-BACKED SECURITIES 7.2%
ACE Securities Corp. Home Equity Loan Trust 0.222% due 10/25/2036 •		21	11
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	2,500	2,845
American Money Management Corp. CLO Ltd. 0.992% due 04/17/2029 •		$4,598	4,593
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		5,100	5,099
1.264% due 07/15/2032 •		9,800	9,839
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		1,100	1,097
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	7,953	9,063
Ares CLO Ltd.
0.990% due 01/15/2029 •		$8,000	7,984
1.172% due 04/18/2031 •		8,000	7,994
1.174% due 01/15/2032 •		1,000	999
Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	2,100	2,391
0.850% due 04/20/2032 •		5,200	5,918
Argent Securities Trust
0.402% due 07/25/2036 •		$5,261	5,041
0.422% due 05/25/2036 •		2,558	905
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	6,500	7,387
Asset-Backed Funding Certificates Trust 0.242% due 10/25/2036 •		$4,808	4,695
Babson Euro CLO DAC 0.272% due 10/25/2029 •	EUR	145	166
Bain Capital Euro DAC 0.740% due 01/20/2032 •		6,700	7,615
Bear Stearns Asset-Backed Securities Trust 1.052% due 10/25/2037 •		$2,005	2,009
Benefit Street Partners CLO Ltd. 1.074% due 10/15/2030 •		5,300	5,294
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	3,300	3,742
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •		599	683
0.720% due 01/15/2031 •		8,800	10,007
Cairn CLO DAC
0.600% due 04/30/2031 •		4,100	4,664
0.780% due 10/15/2031 •		3,100	3,536
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		9,300	10,572
Carlyle Global Market Strategies CLO Ltd. 1.208% due 04/22/2032 •		$1,000	999
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	3,200	3,638
CIFC Funding Ltd. 1.074% due 10/24/2030 •		$5,800	5,791
CIT Mortgage Loan Trust
1.453% due 10/25/2037 •		871	876
1.603% due 10/25/2037 •		4,400	4,479
Citigroup Mortgage Loan Trust
0.182% due 01/25/2037 •		47	41
0.562% due 12/25/2036 •		1,087	918
0.808% due 03/25/2037 •		3,200	3,141
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2036 •		7,400	7,271

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

Countrywide Asset-Backed Certificates
0.242% due 07/25/2037 •		2,382	2,301
0.302% due 09/25/2037 •		1,797	1,699
0.352% due 03/25/2037 •		5,700	5,549
0.682% due 08/25/2036 •		321	321
Countrywide Asset-Backed Certificates Trust 1.817% due 11/25/2034 •		7,502	7,602
Crestline Denali CLO Ltd. 1.264% due 10/23/2031 •		6,700	6,701
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	3,100	3,515
0.650% due 10/15/2031 •		8,700	9,872
Dryden Euro CLO BV 0.660% due 04/15/2033 •		2,700	3,067
Elevation CLO Ltd. 1.080% due 10/25/2030 •		$300	300
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	4,800	5,436
Fremont Home Loan Trust 0.237% due 10/25/2036 •		$586	565
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		4,400	4,394
GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •		12,400	12,381
GSAA Home Equity Trust 0.702% due 03/25/2037 •		577	306
GSAMP Trust
0.472% due 03/25/2047 •		2,500	2,302
0.622% due 02/25/2046 •		2,250	2,195
1.077% due 03/25/2035 ^•		1,320	1,300
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	8,100	9,176
0.650% due 06/26/2030 •		10,400	11,818
0.680% due 10/20/2031 •		4,800	5,456
Home Equity Asset Trust 0.542% due 02/25/2036 •		$3,640	3,641
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		2,009	1,753
HSI Asset Securitization Corp. Trust 0.642% due 02/25/2036 •		2,381	2,369
IndyMac INDB Mortgage Loan Trust 0.242% due 07/25/2036 •		4,319	1,629
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		173	172
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	8,800	10,004
0.650% due 04/15/2031 •		2,600	2,958
KKR CLO Ltd.
1.062% due 07/18/2030 •		$3,700	3,700
1.074% due 07/15/2030 •		2,600	2,597
Laurelin DAC 0.720% due 10/20/2031 •	EUR	4,800	5,460
LCM LP
1.086% due 07/19/2027 •		$7,000	7,000
1.212% due 04/20/2031 •		2,600	2,599
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		198	199
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		2,355	1,787
Lehman XS Trust
0.422% due 05/25/2036 •		1,429	1,626
4.546% due 06/25/2036 þ		4,244	4,600
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		2,862	2,863
Man GLG Euro CLO DAC
0.690% due 12/15/2031 •	EUR	5,300	6,017
0.870% due 01/15/2030 •		1,773	2,020
Marathon CLO Ltd. 1.274% due 04/15/2029 •		$1,545	1,547
Marble Point CLO Ltd. 1.164% due 10/15/2030 •		7,000	7,000
MASTR Asset-Backed Securities Trust 0.252% due 10/25/2036 •		1,581	692
MASTR Specialized Loan Trust 0.472% due 01/25/2037 •		21,661	12,308
MidOcean Credit CLO 1.229% due 01/29/2030 •		3,700	3,699
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 05/25/2037 •		446	408
0.807% due 07/25/2035 •		10	11
Morgan Stanley Mortgage Loan Trust
0.822% due 04/25/2037 •		646	263
6.410% due 11/25/2036 þ		1,553	547
New Century Home Equity Loan Trust 0.867% due 02/25/2035 •		1,566	1,553

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

NovaStar Mortgage Funding Trust 0.808% due 01/25/2036 •		3,307	3,305
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	3,900	4,424
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		2,600	2,963
Oaktree CLO Ltd.
1.238% due 04/22/2030 •		$2,200	2,200
3.038% due 10/20/2032 •		2,500	2,501
OCP CLO Ltd. 0.924% due 07/15/2027 •		6	6
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	9,700	10,950
OZLM Ltd.
1.232% due 10/20/2031 •		$400	400
1.274% due 07/20/2032 •		3,700	3,702
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	8,400	9,581
Palmer Square Loan Funding Ltd. 1.102% due 04/20/2027 •		$70	70
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.792% due 05/25/2035 •		40	40
1.092% due 09/25/2034 •		149	149
Popular ABS Mortgage Pass-Through Trust 0.972% due 02/25/2036 •		4,300	4,253
Renaissance Home Equity Loan Trust 1.202% due 09/25/2037 •		14,468	7,861
Residential Asset Securities Corp. Trust 0.582% due 08/25/2036 •		776	725
Saranac CLO Ltd. 1.259% due 08/13/2031 •		2,800	2,800
Securitized Asset-Backed Receivables LLC Trust 0.602% due 05/25/2036 •		4,462	3,070
Sound Point CLO Ltd.
1.104% due 07/25/2030 •		3,600	3,602
1.114% due 01/23/2029 •		7,440	7,442
Soundview Home Loan Trust 0.162% due 11/25/2036 •		469	189
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •		800	800
Structured Asset Investment Loan Trust 0.822% due 04/25/2033 •		1,286	1,277
Symphony CLO Ltd.
1.004% due 04/15/2028 •		1,058	1,057
1.077% due 07/14/2026 •		916	916
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		6,400	6,397
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		6,300	6,314
TCW CLO Ltd. 1.124% due 04/25/2031 •		7,000	6,989
Telos CLO Ltd. 1.072% due 04/17/2028 •		850	851
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		3,700	3,693
TICP CLO Ltd. 0.972% due 04/20/2028 •		2,248	2,248
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	2,400	2,735
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		$7,307	7,342
2.750% due 10/25/2056 ~		1,174	1,185
Venture CLO Ltd.
1.004% due 04/15/2027 •		3,026	3,026
1.004% due 07/15/2027 •		901	901
1.122% due 07/20/2030 •		8,100	8,090
1.146% due 09/07/2030 •		2,300	2,299
1.182% due 07/20/2030 •		3,200	3,201
1.232% due 01/20/2029 •		1,400	1,400
1.262% due 04/20/2032 •		9,000	8,988
1.304% due 07/30/2032 •		14,700	14,708
Vibrant CLO Ltd.
1.164% due 06/20/2029 •		9,898	9,891
1.240% due 07/20/2032 •		2,400	2,401
1.252% due 07/20/2032 •		2,600	2,600
Voya CLO Ltd.
1.072% due 04/17/2030 •		3,700	3,699
1.124% due 10/15/2030 •		5,600	5,601
Wellfleet CLO Ltd.
1.022% due 04/20/2029 •		3,748	3,747
1.022% due 07/20/2029 •		7,024	7,015
Wells Fargo Home Equity Asset-Backed Securities Trust 2.502% due 12/25/2034 •		1,460	1,497

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

Wind River CLO Ltd. 0.994% due 10/15/2027 •		7	7

Total Asset-Backed Securities (Cost $537,030)			529,689

SOVEREIGN ISSUES 12.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		199	65
1.125% due 07/09/2035 þ		130	40
15.500% due 10/17/2026	ARS	21,780	43
34.191% (BADLARPP) due 10/04/2022 ~		1,800	4
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		40,847	202
Argentina Treasury Bond BONCER 1.450% due 08/13/2023		82,300	698
Australia Government International Bond
1.250% due 02/21/2022	AUD	32,453	23,647
3.000% due 09/20/2025		34,823	29,320
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	22,700	113
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	18,352	18,307
France Government International Bond
0.100% due 03/01/2026 (e)	EUR	22,396	28,022
0.250% due 07/25/2024 (e)		17,020	20,850
2.100% due 07/25/2023 (e)		42,440	51,830
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		109,927	136,033
1.400% due 05/26/2025 (e)		98,550	121,926
Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	2,605,078	23,541
0.100% due 03/10/2028 (e)		5,109,199	45,971
0.100% due 03/10/2029 (e)		8,649,824	78,166
Mexico Government International Bond 4.500% due 11/22/2035 (e)	MXN	417,683	23,375
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	79,786	58,940
2.500% due 09/20/2035		4,396	3,753
Peru Government International Bond 5.940% due 02/12/2029	PEN	15,900	4,089
Provincia de Buenos Aires 38.045% due 05/31/2022	ARS	22,770	110
Qatar Government International Bond 3.875% due 04/23/2023		$6,300	6,554
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	31,540	46,736
0.125% due 03/22/2026 (e)		4,546	7,132
0.125% due 08/10/2028 (e)		33,886	57,058
1.250% due 11/22/2027 (e)(i)		69,003	120,743

Total Sovereign Issues (Cost $905,848)			907,268

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 5.250% due 09/29/2023 •(f)(g)		200,000	239
Bank of America Corp. 5.875% due 03/15/2028 •(f)		3,840,000	4,277

Total Preferred Securities (Cost $4,048)			4,516

SHORT-TERM INSTRUMENTS 15.6%
REPURCHASE AGREEMENTS (h) 2.0%			147,041

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
42.739% due 04/29/2022 (c)(d)	ARS	149,136	655

U.S. TREASURY BILLS 10.3%
0.049% due 01/11/2022 - 05/05/2022 (a)(b)(c)(k)		$753,901	753,854

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 3.3%
0.065% due 03/15/2022 - 03/29/2022 (b)(c)(k)	240,822	240,795

Total Short-Term Instruments (Cost $1,142,318)		1,142,345

Total Investments in Securities (Cost $9,776,446)		9,851,641

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	41,995	408

Total Short-Term Instruments (Cost $407)		408

Total Investments in Affiliates (Cost $407)		408

Total Investments 134.3% (Cost $9,776,853)		$9,852,049
Financial Derivative Instruments (j)(l) 3.7%(Cost or Premiums, net $5,247)		273,861
Other Assets and Liabilities, net (38.0)%		(2,788,182)

Net Assets 100.0%		$7,337,728

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$12,441	U.S. Treasury Notes 1.250% due 03/31/2028	$(12,690)	$12,441	$12,441
MBC	0.050	12/30/2021	01/04/2022	75,000	U.S. Treasury Notes 0.375% - 2.500% due 05/15/2024 - 07/31/2027	(77,434)	75,000	75,001
RDR	0.030	12/31/2021	01/03/2022	59,600	U.S. Treasury Notes 0.125% - 1.875% due 05/31/2022 - 08/31/2025	(60,879)	59,600	59,600

Total Repurchase Agreements	$(151,003)	$147,041	$147,042

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(28,333)	$(28,335)
JPS	0.000	12/23/2021	01/03/2022	(437,500)	(437,500)
0.010	12/02/2021	01/04/2022	(45,100)	(45,100)
STR	0.060	01/03/2022	01/04/2022	(1,866,777)	(1,866,778)
0.070	12/31/2021	01/03/2022	(1,418,366)	(1,418,375)
UBS	0.300	11/15/2021	02/07/2022	GBP	(74,949)	(101,487)

Total Reverse Repurchase Agreements	$(3,897,575)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

GSC	0.090%	12/31/2021	01/03/2022	$(48,736)	$(48,737)

Total Sale-Buyback Transactions	$(48,737)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2052	$2,000	$(2,100)	$(2,103)

Total Short Sales 0.0%	$(2,100)	$(2,103)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

(i)	Securities with an aggregate market value of $20,836 and cash of $623 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,609,542) at a weighted average interest rate of 0.033%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - NYMEX Crude December 2022 Futures	$55.000	03/17/2022	48	48	$(239)	$(39)

Total Written Options	$(239)	$(39)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	2,472	$704,824	$(689)	$0	$(70)
Arabica Coffee July Futures	07/2022	31	2,619	(80)	0	(33)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	11	24	10	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	11	24	10	1	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	11	25	11	2	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	11	23	9	0	(1)
Brent 1st Line vs. Dubai 1st Line January Futures	01/2022	1	2	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	11	23	10	0	(1)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	11	24	10	1	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	11	24	10	1	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	11	23	10	0	(1)
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	11	24	10	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	11	25	11	2	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	11	25	11	1	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	11	24	11	1	0
Brent Crude December Futures	10/2022	622	45,624	2,265	0	(1,001)
Brent Crude December Futures	10/2024	75	5,000	867	0	(95)
Brent Crude September Futures	07/2022	9	673	22	0	(15)
California Carbon Allowance Vintage December Futures	12/2022	854	28,711	2,996	316	0
Call Options Strike @ EUR 113.500 on Euro-Schatz Bond March 2022 Futures (1)	02/2022	590	3	(1)	0	0
Call Options Strike @ EUR 113.600 on Euro-Schatz Bond March 2022 Futures (1)	02/2022	2,707	15	(3)	0	0
Chicago Ethanol (Platts) March Futures	03/2022	1	93	18	1	0
Cocoa March Futures	03/2022	192	4,838	(193)	0	(75)
Copper March Futures	03/2022	90	10,043	(29)	160	0
Cotton No. 2 July Futures	07/2022	49	2,643	110	0	(8)
Euro-Bund 10-Year Bond March Futures	03/2022	1,078	210,323	(3,773)	0	(172)
Gas Oil June Futures	06/2022	306	19,944	632	0	(306)
Hard Red Winter Wheat July Futures	07/2022	51	2,034	(32)	0	(24)
Henry Hub Natural Gas April Futures	03/2023	27	210	(2)	2	0
Henry Hub Natural Gas August Futures	07/2023	27	212	0	2	0
Henry Hub Natural Gas July Futures	06/2023	27	211	(1)	2	0
Henry Hub Natural Gas June Futures	05/2023	27	208	(4)	2	0
Henry Hub Natural Gas May Futures	04/2023	27	205	(7)	2	0
Henry Hub Natural Gas October Futures	09/2023	27	214	2	2	0
Henry Hub Natural Gas September Futures	08/2023	27	212	0	2	0
ICE Carbon Emissions Future March Futures	03/2022	89	8,128	1,333	45	(20)
Iron Ore March Futures	03/2022	1,181	14,202	3,042	272	0
Lead March Futures	03/2022	58	3,355	3	18	(16)
Live Cattle April Futures	04/2022	298	17,263	312	0	(6)
New York Harbor June Futures	05/2022	28	2,655	(127)	0	(66)
Nickel March Futures	03/2022	44	5,489	293	293	0
RBOB Gasoline June Futures	05/2022	11	1,066	(29)	0	(27)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	30	(48)	7	0	(1)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	30	(48)	8	0	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	30	(52)	3	0	0
Soybean March Futures	03/2022	310	20,758	1,425	12	0
Soybean Meal July Futures	07/2022	42	1,670	(23)	0	(8)
Soybean Meal March Futures	03/2022	954	38,074	5,234	0	(439)
U.S. Treasury 2-Year Note March Futures	03/2022	3,707	808,763	(1,395)	174	0
U.S. Treasury 5-Year Note March Futures	03/2022	3,429	414,829	891	241	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	114	16,694	(99)	30	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

WTI Crude December Futures	11/2022	299	20,879	63	0	(481)
WTI Crude December Futures	11/2023	31	2,012	(1)	0	(44)
WTI Crude June Futures	05/2022	9	660	30	0	(15)
WTI Crude June Futures	05/2023	591	39,621	3,470	0	(898)
WTI Crude June Futures	05/2024	75	4,732	177	0	(104)
Zinc March Futures	03/2022	35	3,105	245	245	0

				$17,083	$1,830	$(3,927)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum March Futures	03/2022	162	$(11,372)	$(597)	$0	$(597)
Arabica Coffee March Futures	03/2022	69	(5,850)	(430)	71	0
Australia Government 3-Year Note March Futures	03/2022	371	(30,812)	(42)	73	0
Australia Government 10-Year Bond March Futures	03/2022	137	(13,871)	2	151	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2022	7	(16)	1	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	7	(15)	2	1	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	7	(15)	3	1	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2022	15	(34)	2	1	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	7	(15)	2	1	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	7	(16)	2	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2022	7	(16)	1	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	7	(16)	2	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	7	(15)	2	1	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	7	(15)	2	1	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	7	(15)	2	1	0
Brent Crude April Futures	02/2022	3	(232)	(26)	5	0
Brent Crude December Futures	10/2023	262	(18,164)	(797)	367	0
Brent Crude June Futures	04/2022	247	(18,868)	(829)	417	0
Brent Crude June Futures	04/2023	705	(50,104)	(2,557)	1,050	0
Brent Crude June Futures	04/2024	75	(5,093)	(193)	99	0
California Carbon Allowance Current Auction Clearing Price February Futures	02/2022	10	1	(2)	0	0
Cocoa July Futures	07/2022	33	(846)	(16)	9	0
Copper March Futures	03/2022	3	(730)	(16)	0	(16)
Corn December Futures	12/2022	20	(546)	0	0	0
Corn July Futures	07/2022	3	(89)	(1)	0	0
Corn March Futures	03/2022	1,344	(39,866)	(3,385)	185	0
Euro-Bobl March Futures	03/2022	1,311	(198,870)	1,557	60	0
Euro-BTP Italy Government Bond March Futures	03/2022	746	(108,670)	1,514	101	0
Euro-Buxl 30-Year Bond March Futures	03/2022	1,028	(241,964)	11,292	407	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	113	(20,989)	288	19	0
Euro-Schatz March Futures	03/2022	14,573	(1,858,729)	2,254	5	(75)
Gold 100 oz. April Futures	04/2022	9	(1,648)	(24)	0	(13)
Gold 100 oz. February Futures	02/2022	70	(12,800)	(167)	0	(101)
Hard Red Winter Wheat March Futures	03/2022	181	(7,254)	(240)	102	0
Japan Government 10-Year Bond March Futures	03/2022	102	(134,419)	391	231	0
Lean Hogs April Futures	04/2022	404	(14,015)	(333)	178	0
Natural Gas July Futures	06/2022	27	(982)	18	0	(25)
Natural Gas March Futures	02/2022	187	(6,652)	1,573	0	(228)
Natural Gas March Futures	02/2022	45	(2,607)	1,387	978	0
Natural Gas March Futures	02/2022	20	(1,402)	932	539	0
Palladium March Futures	03/2022	7	(1,338)	(58)	50	0
Platinum April Futures	04/2022	12	(580)	(24)	0	(1)
Put Options Strike @ USD 55.000 on Brent Crude April 2022 Futures(1)	02/2022	36	(14)	90	0	(2)
Put Options Strike @ USD 55.000 on Brent Crude June 2022 Futures(1)	04/2022	108	(136)	551	0	(16)
Silver March Futures	03/2022	24	(2,802)	(57)	0	(35)
Soybean July Futures	07/2022	14	(949)	(51)	0	(1)
Soybean Oil July Futures	07/2022	69	(2,340)	(99)	0	(19)
Soybean Oil March Futures	03/2022	104	(3,527)	77	0	(28)
Sugar No. 11 July Futures	06/2022	20	(412)	(5)	0	(3)
U.S. Treasury 10-Year Note March Futures	03/2022	2,877	(375,359)	(1,031)	0	(180)
U.S. Treasury 30-Year Bond March Futures	03/2022	961	(154,180)	(421)	0	(541)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	827	(163,022)	(470)	0	(1,292)
United Kingdom Long Gilt March Futures	03/2022	1,351	(228,398)	792	0	(731)
Wheat July Futures	07/2022	4	(153)	4	2	0
Wheat March Futures	03/2022	191	(7,361)	(100)	86	0
WTI Crude April Futures	03/2022	8	(596)	(90)	13	0
WTI Crude December Futures	11/2022	229	(15,991)	(659)	369	0
WTI Crude December Futures	11/2023	188	(12,199)	(534)	269	0
WTI Crude December Futures	11/2024	75	(4,626)	(824)	100	0
WTI Crude June Futures	05/2022	220	(16,141)	(2,039)	356	0

				$6,626	$6,299	$(3,904)

Total Futures Contracts				$23,709	$8,129	$(7,831)

SWAP AGREEMENTS:

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin(2)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	(1.000)%	Quarterly	12/20/2022	0.248%	EUR	2,700	$18	$6	$24	$0	$0
General Electric Co.	1.000%	Quarterly	12/20/2023	0.299%		$2,400	(133)	167	34	0	0

$(115)	$173	$58	$0	$0

INTEREST RATE SWAPS

										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/21/2023	GBP	657,900	$(847)	$(254)	$(1,101)	$169	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	1.184	Annual	03/21/2023		174,700	0	37	37	45	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	1.013	Annual	03/20/2024		657,900	554	944	1,498	0	(9)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	1.248	Annual	03/20/2024		174,700	0	127	127	0	(2)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		51,300	1,619	(175)	1,444	0	(278)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	3,063,470	0	(3)	(3)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027		2,495,000	(45)	(275)	(320)	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	(11)	(66)	(77)	4	0
Pay (7)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	97,200	0	(389)	(389)	0	(7)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(1,058)	(967)	23	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$5,100	(130)	32	(98)	0	(2)
Receive (7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		7,300	(183)	40	(143)	0	(3)
Receive(7)	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	77	(83)	(6)	0	(1)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		50,400	0	(379)	(379)	0	(26)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		27,000	0	(202)	(202)	0	(14)
Pay (7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		10,400	0	488	488	51	0
Pay (7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		5,500	0	145	145	27	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	3,063,470	0	(9)	(9)	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	32,100	(232)	(3,372)	(3,604)	0	(164)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	234	227	47	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(206)	(199)	0	(25)
Receive	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	555	555	0	(2)
Receive	CPURNSA	2.500	Maturity	07/15/2022		11,100	(988)	486	(502)	0	(2)
Receive	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	2,901	2,901	0	(145)
Receive	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	574	570	0	(14)
Receive	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	447	447	0	(8)
Receive	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	644	644	0	(40)
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	546	546	0	(5)
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	1,127	1,127	0	(12)
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	424	424	0	(5)
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	461	463	0	(4)
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	501	501	0	(6)
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	11,476	11,476	0	(98)
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	2,752	2,752	0	(24)
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	4,803	4,803	0	(44)
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(2,182)	(2,112)	52	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	(640)	(640)	11	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(950)	(950)	17	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(963)	(963)	18	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,325)	(1,325)	35	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(3,694)	(3,694)	79	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(10,310)	(10,289)	296	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	3,053	3,053	0	(129)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		10,510	(3)	264	261	12	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	15	15	0	(28)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	(138)	(122)	0	(54)
Pay	UKRPI	3.465	Maturity	02/15/2022	GBP	24,600	0	(1,234)	(1,234)	0	(13)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

Pay	UKRPI	3.220	Maturity	03/15/2022	19,900	0	(969)	(969)	33	0
Receive	UKRPI	4.480	Maturity	09/15/2023	7,400	0	195	195	0	(87)
Pay	UKRPI	3.330	Maturity	01/15/2025	112,300	3,341	(11,417)	(8,076)	1,222	0
Receive	UKRPI	4.735	Maturity	12/15/2026	17,000	(216)	(147)	(363)	0	(140)
Pay	UKRPI	3.595	Maturity	11/15/2028	1,570	0	(104)	(104)	19	0
Pay	UKRPI	3.633	Maturity	12/15/2028	2,300	0	(141)	(141)	25	0
Pay	UKRPI	3.400	Maturity	01/15/2030	46,800	(20)	(6,365)	(6,385)	466	0
Pay	UKRPI	3.480	Maturity	01/15/2030	20,000	214	(2,671)	(2,457)	201	0
Pay	UKRPI	3.346	Maturity	05/15/2030	10,200	25	(1,629)	(1,604)	94	0
Pay	UKRPI	3.325	Maturity	08/15/2030	25,090	236	(3,318)	(3,082)	345	0
Pay	UKRPI	3.624	Maturity	02/15/2031	17,800	0	(2,655)	(2,655)	145	0
Pay	UKRPI	3.750	Maturity	04/15/2031	35,630	21	(4,588)	(4,567)	256	0
Pay	UKRPI	4.066	Maturity	09/15/2031	19,500	0	(774)	(774)	190	0
Pay	UKRPI	4.140	Maturity	10/15/2031	19,300	(228)	(273)	(501)	193	0
Pay	UKRPI	3.566	Maturity	03/15/2036	4,300	0	(722)	(722)	32	0
Pay	UKRPI	3.580	Maturity	03/15/2036	10,300	(60)	(1,628)	(1,688)	77	0

$3,320	$(32,037)	$(28,717)	$4,200	$(1,391)

Total Swap Agreements	$3,205	$(31,864)	$(28,659)	$4,200	$(1,391)

(k)

Securities with an aggregate market value of $68,580 and cash of $16,173 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Future styled option.
(2)	Unsettled variation margin asset of $28 and liability of $(362) for closed futures and unsettled variation margin liability of $(122) for closed swap agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	EUR	564	$636	$0	$(6)
01/2022	TWD	744	27	0	0
02/2022	PLN	107	28	1	0
02/2022	$23	INR	1,753	0	0
03/2022	MXN	1,105	$53	0	(1)
03/2022	SGD	17	13	0	0
03/2022	$1,984	MXN	41,207	2	0
04/2022	DKK	271,296	$42,735	1,148	(24)
07/2022	EUR	350	389	0	(11)
07/2022	$315	EUR	260	0	(18)
BPS	01/2022	EUR	2,024	$2,286	0	(18)
01/2022	GBP	174	230	0	(6)
01/2022	JPY	4,919,519	43,364	596	0
01/2022	MXN	600,067	29,303	35	0
01/2022	$1,479	EUR	1,306	8	0
01/2022	2,914	GBP	2,193	54	0
01/2022	19	IDR	274,095	0	0
01/2022	28,946	MXN	600,067	323	0
02/2022	JPY	4,565,035	$39,650	0	(44)
02/2022	$41	INR	3,084	0	0
03/2022	MXN	600,067	$28,665	0	(340)
04/2022	DKK	248,535	37,985	81	(216)
07/2022	EUR	260	299	2	0
07/2022	$7,053	EUR	5,838	0	(378)
BRC	01/2022	GBP	195	$258	0	(6)
CBK	02/2022	PEN	16,987	4,161	0	(87)
02/2022	PLN	82	21	1	0
02/2022	$34,856	NOK	315,910	988	0
03/2022	34	RUB	2,580	0	0
04/2022	DKK	679,798	$105,776	1,618	(109)
04/2022	MXN	98	5	0	0
04/2022	$2,867	DKK	18,790	15	0
DUB	01/2022	6,977	CNH	44,624	36	0
02/2022	PLN	89	$22	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

02/2022	$39	INR	2,924	1	0
02/2022	27	RUB	1,991	0	0
GLM	01/2022	CAD	44,301	$34,585	0	(437)
01/2022	CNH	32	5	0	0
01/2022	GBP	3,906	5,214	0	(73)
01/2022	$4,488	GBP	3,329	17	0
01/2022	65	RUB	4,719	0	(2)
04/2022	DKK	20,870	$3,170	0	(31)
07/2022	EUR	988	1,225	95	0
07/2022	$3,536	EUR	2,891	0	(230)
10/2022	EUR	38	$44	0	0
11/2022	486	600	42	0
12/2022	530	660	51	0
HUS	01/2022	CNH	15,107	2,348	0	(26)
01/2022	GBP	4,800	6,378	0	(119)
01/2022	TWD	9,386	338	0	(1)
01/2022	$35,006	AUD	49,106	721	0
01/2022	2,864	EUR	2,525	12	0
01/2022	14,371	GBP	10,764	198	0
01/2022	31	IDR	457,137	1	0
02/2022	ILS	452	$146	0	0
02/2022	$38	RUB	2,779	0	(2)
03/2022	SGD	56	$41	0	(1)
03/2022	$13	RUB	980	0	0
04/2022	DKK	206,715	$32,377	671	0
04/2022	$11,628	DKK	74,370	0	(221)
07/2022	EUR	6,567	$8,126	618	0
07/2022	$508	EUR	418	0	(30)
JPM	01/2022	AUD	1,007	$725	0	(8)
01/2022	CNH	21,230	3,314	0	(22)
01/2022	EUR	39	44	0	(1)
01/2022	NZD	92,461	63,031	0	(295)
01/2022	$265	CNY	1,710	3	0
02/2022	EUR	36	$40	0	0
02/2022	$93	INR	7,063	1	0
03/2022	EUR	38	$43	0	0
03/2022	KRW	287,911	244	2	0
03/2022	SGD	72	52	0	(1)
04/2022	DKK	35,805	5,552	72	(11)
04/2022	EUR	36	41	0	0
05/2022	35	40	0	0
06/2022	34	38	0	0
07/2022	1,229	1,466	62	(2)
07/2022	$1,048	EUR	860	0	(65)
08/2022	EUR	35	$40	0	0
09/2022	35	39	0	0
11/2022	38	44	0	0
12/2022	41	46	0	0
MYI	01/2022	AUD	59,080	42,649	0	(334)
01/2022	$685	EUR	606	5	0
01/2022	1,012	GBP	757	13	0
04/2022	DKK	749,481	$118,293	3,337	0
RBC	07/2022	$149	EUR	124	0	(8)
SCX	01/2022	AUD	3,178	$2,265	0	(46)
01/2022	CNH	8,307	1,292	0	(13)
01/2022	EUR	8,847	9,975	0	(98)
01/2022	GBP	131,525	174,157	0	(3,869)
01/2022	$199	CNY	1,273	1	0
01/2022	1,106	EUR	980	9	0
02/2022	EUR	82,423	$93,784	0	(109)
02/2022	GBP	138,669	187,808	124	0
TOR	01/2022	AUD	7,020	5,025	0	(82)
01/2022	CAD	23,310	18,180	0	(248)
01/2022	EUR	480,657	541,827	0	(5,401)
01/2022	$18,307	CAD	23,124	0	(26)
02/2022	CAD	23,125	$18,307	26	0
02/2022	EUR	404,858	460,668	0	(531)
03/2022	$4,849	MXN	102,736	104	0
UAG	01/2022	AUD	2,490	$1,780	0	(31)
01/2022	JPY	11,892,281	103,514	128	0
01/2022	NZD	51,659	34,836	0	(545)
01/2022	$14	RUB	1,016	0	(1)
02/2022	445	MXN	9,433	12	0
03/2022	4	RUB	287	0	0

Total Forward Foreign Currency Contracts	$11,234	$(14,184)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	8,950	$7	$1,286

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	11,760	896	1,688
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,740	428	824
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	20,100	1,248	951
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	8,600	627	1,245
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	41,300	2,594	1,813

							$5,800	$7,807

STRADDLE OPTIONS
Counterparty	Description			Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000%	06/16/2023	127	$16	$15
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	190	23	23

							$39	$38

Total Purchased Options							$5,839	$7,845

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC Copper December 2022 Futures			$8,000.000	12/07/2022	2	$(647)	$(545)
	Call - OTC Copper December 2022 Futures			13,000.000	12/07/2022	1	(410)	(276)

							$(1,057)	$(821)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	20,100	$(23)	$(4)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	10,300	(13)	(6)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	2,300	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	7,500	(12)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	8,000	(11)	(6)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	27,800	(32)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	5,400	(6)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	9,200	(12)	(6)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	6,800	(37)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	1,800	(10)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	1,700	(12)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	3,000	(14)	(6)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	7,600	(11)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	2,200	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	14,100	(14)	(7)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	31,200	(41)	(11)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	8,300	(10)	(2)
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	20,000	(22)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	2,600	(14)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	1,100	(1)	0
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	3,100	(15)	(1)
	Put - OTC CDX.HY-37 5-Year Index		Sell	96.000	03/16/2022	2,500	(10)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	12,200	(14)	(4)
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	2,200	(10)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	11,200	(11)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	10,100	(11)	(3)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	9,700	(11)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	9,200	(15)	(6)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	7,900	(10)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	8,800	(13)	(5)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	9,600	(12)	(5)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	1,300	(7)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	15,100	(19)	(5)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	7,600	(10)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	8,300	(16)	(5)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	9,500	(12)	(5)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	11,200	(17)	(8)

							$(514)	$(116)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	31,400	$(1,429)	$(156)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	0

$(1,608)	$(156)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	26,900	$0	$(1,524)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	35,210	(874)	(2,002)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,190	(421)	(977)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	98,800	(1,245)	(978)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.526)	11/17/2022	194,500	(302)	(44)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	25,800	(626)	(1,462)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	201,300	(2,657)	(2,065)

$(6,125)	$(9,052)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC BCOMTR Index	97.000	02/18/2022	28	$(52)	$(43)
GST	Call - OTC BCOMTR Index	90.000	01/14/2022	44	(134)	(400)
JPM	Call - OTC BCOMTR Index	90.000	01/18/2022	22	(58)	(205)
MYC	Call - OTC BCOMTR Index	93.940	03/02/2022	21	(61)	(131)
UAG	Call - OTC BCOMTR Index	102.600	03/02/2022	56	(71)	(78)

$(376)	$(857)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	2,900	$(15)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	2,900	(8)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	2,400	(6)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	2,900	(16)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	2,800	(16)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	4,300	(21)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	2,900	(11)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	2,800	(11)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	4,300	(13)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	3,000	(11)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	1,300	(1)	(1)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	2,200	(6)	(5)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	2,000	(5)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	2,800	(12)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	2,800	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	2,300	(10)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	2,400	(9)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	2,400	(9)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	2,300	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	2,300	(8)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	2,300	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	3,300	(6)	(14)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	2,900	(3)	(2)

$(215)	$(85)

Total Written Options	$(9,895)	$(11,087)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EURMARGIN 1Q22	$5.820	Maturity	03/31/2022	64,800	$60	$116	$176	$0
CIB	Receive	GOLDLNPM Index	1,861.409	Maturity	01/28/2022	800	0	(27)	0	(27)
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	20,400	0	6	6	0
Pay	LLSMEH 1H22	1.000	Maturity	06/30/2022	13,200	0	9	9	0
Pay	LLSMEH 2H22	1.000	Maturity	12/31/2022	6,600	0	5	5	0
Pay	LLSMEH CAL22	1.000	Maturity	12/31/2022	7,200	0	5	5	0
Receive	TTFNBP V1-H2	GBP	3.800	Maturity	03/31/2022	90,000	0	7	7	0
JPM	Pay	EURMARGIN 1Q22	$5.850	Maturity	03/31/2022	20,100	0	(54)	0	(54)
Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	19,200	0	4	4	0
Receive	GOLDLNPM Index	1,861.049	Maturity	01/28/2022	500	0	(17)	0	(17)
Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	900	0	(51)	0	(51)
Pay	LLSMEH 1H22	1.050	Maturity	06/30/2022	3,600	0	2	2	0
Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	25,200	0	28	28	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	30,000	0	18	18	0
Pay	TTFNBP F22	GBP	10.100	Maturity	01/31/2022	341,000	0	(64)	0	(64)
MAC	Receive	EURMARGIN 1Q22	$6.790	Maturity	03/31/2022	9,000	0	16	16	0
Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	8,400	3	9	12	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	4,800	0	3	3	0
MEI	Receive	GOLDLNPM Index	1,863.531	Maturity	01/28/2022	4,800	0	(174)	0	(174)
MYC	Receive	EURMARGIN 1H22	6.210	Maturity	06/30/2022	11,400	0	32	32	0
Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	18,000	0	4	4	0
Receive	EURMARGIN F2-M2	6.200	Maturity	06/30/2022	10,800	0	31	31	0
Receive	FNCAL G22 «	GBP	341.100	Maturity	02/28/2022	1,120,000	0	(2,584)	0	(2,584)
Receive	LLSCO CAL22	$2.500	Maturity	12/31/2022	8,400	0	9	9	0
Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	25,200	0	18	18	0
Receive	MEHCO CAL22	2.680	Maturity	12/31/2022	4,800	0	5	5	0
Receive	MEHCO CAL22	2.360	Maturity	12/31/2022	9,600	0	6	6	0
Receive	MEHCO CAL22	2.350	Maturity	12/31/2022	10,800	0	7	7	0
Receive	MEHCO CAL22	2.330	Maturity	12/31/2022	9,600	0	6	6	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	14,400	0	9	9	0
Receive	MEHCO CAL22	2.280	Maturity	12/31/2022	4,800	0	3	3	0
Receive	MEHCO CAL22	2.200	Maturity	12/31/2022	26,400	0	13	13	0
Receive	MEHCO CAL22	2.150	Maturity	12/31/2022	3,600	0	2	2	0
Receive	TTFNBP 1Q22	GBP	5.360	Maturity	03/31/2022	1,710,000	0	172	172	0
Receive	TTFNBP 1Q22	5.150	Maturity	03/31/2022	1,170,000	0	115	115	0
Receive	TTFNBP 1Q22	5.000	Maturity	03/31/2022	1,980,000	0	190	190	0
Receive	TTFNBP 2Q3Q22	1.440	Maturity	09/30/2022	549,000	0	26	26	0
Receive	TTFNBP V1-H2	4.350	Maturity	03/31/2022	270,000	0	24	24	0
Receive	TTFNBP V1-H2	4.300	Maturity	03/31/2022	270,000	0	23	23	0
Receive	TTFNBP V1-H2	4.250	Maturity	03/31/2022	360,000	0	31	31	0
Receive	TTFNBP V1-H2	4.130	Maturity	03/31/2022	270,000	0	23	23	0
Receive	TTFNBP V1-H2	4.120	Maturity	03/31/2022	180,000	0	15	15	0
Receive	TTFNBP V1-H2	4.050	Maturity	03/31/2022	450,000	0	37	37	0
Receive	TTFNBP V1-H2	4.000	Maturity	03/31/2022	270,000	0	22	22	0
Pay	TZTCAL G22 «	EUR	136.300	Maturity	02/28/2022	32,256	0	2,422	2,422	0

$63	$502	$3,536	$(2,971)

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EMSMF Index «	N/A	0.250%	Maturity	12/19/2022	EUR	50,000	$0	$(513)	$0	$(513)
Receive	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022	100,000	0	(1,245)	0	(1,245)
Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/15/2022	$20,256	0	(1)	0	(1)
Receive	BCOMF1TC Index	3,753,303	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	331,214	0	12,637	12,637	0
Receive	BCOMTR Index	4,936,063	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	1,006,947	247	38,194	38,441	0
Pay	BCOMTR Index	105,856	0.000%	Maturity	02/18/2022	10,829	605	(274)	331	0
CBK	Receive	BCOMTR Index	911,737	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	185,993	0	7,100	7,100	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

	Receive	CIXBSTR3 Index	692,892	0.235% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	155,325	0	6,000	6,000	0
CIB	Receive	BCOMTR Index	401,090	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	81,821	0	3,124	3,124	0
	Receive	PIMCODB Index	721,305	0.000%	Monthly	02/15/2022	92,317	0	4,633	4,633	0
FBF	Receive	BCOMTR Index	1,377,337	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	280,974	0	10,729	10,729	0
GST	Receive	BCOMF1TC Index	1,136,646	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	371,634	0	14,131	14,131	0
	Receive	BCOMTR Index	3,118,216	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	636,110	0	24,281	24,281	0
	Receive	BCOMTR1 Index	1,106,492	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	248,859	0	9,498	9,498	0
	Receive	BCOMTR2 Index	803,910	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	165,877	0	6,367	6,367	0
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	02/15/2022	21,213	0	1,058	1,058	0
JPM	Receive	BCOMTR Index	64,253	0.000%	Maturity	01/18/2022	5,170	1,285	(83)	1,202	0
	Receive	BCOMTR Index	6,060,570	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	1,236,345	3,525	43,671	47,196	0
	Receive	JMABNIC5 Index	905,556	0.000%	Monthly	02/15/2022	132,570	8	6,871	6,879	0
	Receive	EMSMF Index «	N/A	0.750%	Maturity	12/28/2022	50,000	0	(147)	0	(147)
	Receive	EMSMF Index «	N/A	0.800%	Maturity	12/28/2022	110,000	0	0	0	0
MAC	Receive	BCOMTR Index	592,141	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	120,796	0	4,611	4,611	0
	Receive	BCOMTR1 Index	1,215,042	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	122,793	0	4,667	4,667	0
	Receive	BCOMTR2 Index	1,994,812	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	217,882	0	8,419	8,419	0
	Receive	PIMCODB Index	103,013	0.000%	Monthly	02/15/2022	12,961	0	580	580	0
MEI	Receive	BCOMTR Index	1,386,203	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	282,783	0	10,796	10,796	0
	Receive	BCOMTR1 Index	1,043,828	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	174,947	0	6,679	6,679	0
	Receive	BCOMTR2 Index	658,442	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	100,459	0	3,887	3,887	0
MYC	Receive	BCOMTR Index	768,902	0.195% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	156,855	0	5,989	5,989	0
	Receive	BCOMTR1 Index	193,730	0.235% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	115,329	0	4,401	4,401	0
	Receive	BCOMTR Index	41,133	0.000%	Maturity	03/02/2022	3,491	571	17	588	0
RBC	Receive	RBCAEC0T Index	838,405	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	58,110	0	2,220	2,220	0
	Receive	RBCAECR1 Index	303,641	0.195% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	29,017	0	1,119	1,119	0
	Receive	RBCAECT0 Index	4,309,621	0.185% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	294,082	0	11,235	11,235	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

SOG	Receive	BCOMTR Index	409,807	0.165% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	83,600	0	3,193	3,193	0
Receive	BCOMTR Index	186,015	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	37,947	0	1,448	1,448	0
Receive	BCOMTR Index	1,197,099	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	244,206	0	9,322	9,322	0
UAG	Receive	BCOMTR Index	300,310	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	61,263	0	2,339	2,339	0
Receive	BCOMTR Index	13,614	0.000%	Maturity	03/02/2022	1,163	33	153	186	0

$6,274	$267,106	$275,286	$(1,906)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	0	0.110%	Maturity	03/07/2022	$150,000	$0	$1,422	$1,422	$0
GLM	Receive	United States Treasury Inflation Indexed Bonds	0	0.090%	Maturity	01/06/2022	48,100	0	330	330	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	0	0.090%	Maturity	01/21/2022	12,900	0	62	62	0
MYC	Receive	United States Treasury Inflation Indexed Bonds	0	0.090%	Maturity	01/13/2022	284,000	0	1,434	1,434	0

$0	$3,248	$3,248	$0

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(4)	4.347%	Maturity	03/04/2022	$8,367	$0	$197	$197	$0
Pay	GOLDLNPM Index(4)	6.970	Maturity	08/02/2024	601	0	15	15	0
UAG	Pay	GOLDLNPM Index(4)	5.153	Maturity	12/05/2022	1,674	0	36	36	0

$0	$248	$248	$0

Total Swap Agreements	$6,337	$271,104	$282,318	$(4,877)

(m)

Securities with an aggregate market value of $8,403 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(4)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$377,934	$0	$377,934
Industrials	0	4,257	0	4,257
Utilities	0	610	0	610
U.S. Government Agencies	0	290,296	0	290,296
U.S. Treasury Obligations	0	6,495,513	0	6,495,513
Non-Agency Mortgage-Backed Securities	0	99,213	0	99,213
Asset-Backed Securities	0	529,689	0	529,689
Sovereign Issues	0	907,268	0	907,268
Preferred Securities
Banking & Finance	0	4,516	0	4,516
Short-Term Instruments
Repurchase Agreements	0	147,041	0	147,041
Argentina Treasury Bills	0	655	0	655
U.S. Treasury Bills	0	753,854	0	753,854
U.S. Treasury Cash Management Bills	0	240,795	0	240,795

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2021 (Unaudited)

	$0	$9,851,641	$0	$9,851,641
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$408	$0	$0	$408

Total Investments	$408	$9,851,641	$0	$9,852,049

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,103)	$0	$(2,103)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,684	4,645	0	12,329
Over the counter	0	299,975	2,422	301,397

	$7,684	$303,620	$2,422	$313,726
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,857)	(3,404)	0	(9,261)
Over the counter	0	(25,659)	(4,489)	(30,148)

	$(5,857)	$(29,063)	$(4,489)	$(39,409)

Total Financial Derivative Instruments	$1,827	$274,557	$(2,067)	$274,317

Totals	$2,235	$10,124,095	$(2,067)	$10,124,263

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 21.4%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~	$1,400	$1,453
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~	2,089	2,063
Advantage Sales & Marketing, Inc. 5.250% (LIBOR03M + 4.500%) due 10/28/2027 ~	791	792
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~	400	400
Allied Universal Holding LLC 4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~	100	99
AllSpring Buyer LLC 3.750% due 11/01/2028	177	178
Altice France S.A. 3.811% (LIBOR03M + 3.688%) due 01/31/2026 ~	2,016	2,002
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~	345	343
ASP Unifrax Holdings, Inc. 3.974% (LIBOR03M + 3.750%) due 12/12/2025 ~	997	987
At Home Group, Inc. 4.750% (LIBOR03M + 4.250%) due 07/24/2028 ~	100	100
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	596	597
Buckeye Partners LP 2.354% due 11/01/2026	3,192	3,185
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~	297	297
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~	795	792
3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~	990	992
Calpine Corp. 2.610% (LIBOR03M + 2.500%) due 12/16/2027 ~	1,371	1,364
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~	3,407	3,387
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~	1,525	1,511
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~	200	198
Castlelake LP 3.250% due 10/22/2026	260	259
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/25/2027 ~	891	893
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~	495	493
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,587	1,567
CommScope, Inc. 3.352% (LIBOR03M + 3.250%) due 04/06/2026 ~	3,924	3,881
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~	6,021	6,026
Coty, Inc. 2.353% (LIBOR03M + 2.250%) due 04/07/2025 ~	228	226
Crown Finance U.S., Inc. 7.132% due 05/23/2024	19	23
Dei Sales, Inc. 5.604% (LIBOR03M + 5.500%) due 04/28/2028 «~	494	494
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~	293	294
DT Midstream, Inc. 2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~	199	200
Dun & Bradstreet Corp. 3.352% (LIBOR03M + 3.250%) due 02/06/2026 ~	1,185	1,182
E.W. Scripps Co. 3.750% (LIBOR03M + 3.000%) due 01/07/2028 ~	87	87
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~	210	209
GIP Blue Holding LP 5.000% (LIBOR03M + 4.500%) due 09/29/2028 «~	1,200	1,199
Grinding Media, Inc. 4.750% (LIBOR03M + 4.000%) due 10/12/2028 ~	200	200
Hertz Corp. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~	2,821	2,827
Hilton Grand Vacations Borrower LLC 3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~	499	500

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

IMS Health, Inc. 2.750% due 03/07/2024	EUR	1,000	1,131
INEOS Styrolution U.S. Holding LLC TBD% (LIBOR03M + 2.750%) due 01/29/2026 ~		$896	895
Ingram Micro, Inc. 4.000% (LIBOR03M + 3.500%) due 06/30/2028 ~		896	897
Instant Brands Holdings, Inc. 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~		883	848
Intelsat Jackson Holdings S.A.
4.250% due 12/01/2028 «		6	6
5.392% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		2,567	2,577
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,800	3,805
IRB Holding Corp.
3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		882	882
4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		594	595
Ivanti Software, Inc. 5.000% (LIBOR03M + 4.250%) due 12/01/2027 ~		1,592	1,598
Jazz Financing Lux SARL 4.000% (LIBOR03M + 3.500%) due 05/05/2028 ~		299	300
KKR Apple Bidco, LLC
3.500% (LIBOR03M + 3.000%) due 09/23/2028 ~		400	399
6.250% (LIBOR03M + 5.750%) due 09/21/2029 ~		500	508
LBM Acquisition LLC 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~		498	495
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,507	2,513
Ortho-Clinical Diagnostics S.A. 3.081% (LIBOR03M + 3.000%) due 06/30/2025 ~		2,126	2,128
Parexel International Corp. 4.000% (LIBOR03M + 3.500%) due 11/15/2028 ~		2,200	2,203
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		298	298
Phoenix Guarantor, Inc. 3.604% (LIBOR03M + 3.500%) due 03/05/2026 ~		100	99
PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~		1,194	1,170
Rackspace Hosting, Inc. 3.500% (LIBOR03M + 2.750%) due 02/15/2028 ~		1,191	1,184
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		3,450	3,451
Reynolds Group Holdings, Inc. 4.000% (LIBOR03M + 3.500%) due 09/20/2028 ~		100	100
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,060
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		3,100	3,093
Southwestern Energy Co. 3.000% due 06/22/2027		100	100
Spirit AeroSystems Holdings, Inc. 3.925% - 4.250% (LIBOR03M + 3.750%) due 01/15/2025 ~		1,596	1,600
Standard Industries, Inc. 3.000% (LIBOR03M + 2.500%) due 09/22/2028 ~		128	128
Starfruit Finco B.V.
3.102% (LIBOR03M + 3.000%) due 10/01/2025 ~		224	223
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	189	213
Tempo Acquisition LLC 3.500% (LIBOR03M + 3.000%) due 08/31/2028 ~		$200	200
Trans Union LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2028 ~		200	200
TransDigm, Inc.
2.354% (LIBOR03M + 2.250%) due 05/30/2025 ~		398	393
2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~		986	974
Twin River Worldwide Holdings, Inc. 3.750% (LIBOR03M + 3.250%) due 10/02/2028 ~		1,950	1,953
U.S. Foods, Inc. 2.841% due 11/17/2028		100	100
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,588	1,597
USI, Inc.
3.224% (LIBOR03M + 3.000%) due 05/16/2024 ~		2,222	2,208
3.474% (LIBOR03M + 3.250%) due 12/02/2026 ~		490	488
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		299	299
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		2,178	2,183
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		2,052	2,027

Total Loan Participations and Assignments (Cost $87,687)			88,421

CORPORATE BONDS & NOTES 35.3%
BANKING & FINANCE 10.6%
American Assets Trust LP 3.375% due 02/01/2031		400	409

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029		1,100	1,066
Aviation Capital Group LLC 3.500% due 11/01/2027		1,200	1,232
Banca Monte dei Paschi di Siena SpA 2.625% due 04/28/2025	EUR	1,500	1,713
Banco BTG Pactual S.A. 2.750% due 01/11/2026		$300	285
BGC Partners, Inc. 4.375% due 12/15/2025		100	107
Burford Capital Global Finance LLC 6.250% due 04/15/2028		500	532
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		1,300	1,345
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		800	815
3.219% due 01/09/2022		450	451
3.550% due 10/07/2022		1,100	1,118
3.625% due 06/17/2031		500	527
5.125% due 06/16/2025		600	653
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		1,200	1,225
Freedom Mortgage Corp. 7.625% due 05/01/2026		400	409
Global Atlantic Fin Co. 3.125% due 06/15/2031		900	892
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,679
GLP Capital LP 4.000% due 01/15/2030		$3,400	3,602
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,884	1,948
Host Hotels & Resorts LP
3.375% due 12/15/2029		200	204
3.500% due 09/15/2030		1,300	1,336
Howard Hughes Corp. 4.125% due 02/01/2029		500	507
HSBC Holdings PLC 4.600% due 12/17/2030 •(f)(g)		900	902
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •		600	617
Kaisa Group Holdings Ltd. 9.750% due 09/28/2023 ^(c)		500	131
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	900	1,035
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		$2,300	2,418
Midcap Financial Issuer Trust
5.625% due 01/15/2030		200	201
6.500% due 05/01/2028		900	940
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	100	137
4.625% due 08/01/2029		$800	845
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		1,800	1,780
Natwest Group PLC 5.076% due 01/27/2030 •		1,000	1,161
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	922
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		900	910
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		200	210
PRA Group, Inc. 7.375% due 09/01/2025		1,350	1,436
RLJ Lodging Trust LP 3.750% due 07/01/2026		750	755
SBA Communications Corp. 3.125% due 02/01/2029		1,000	962
Seazen Group Ltd. 6.000% due 08/12/2024		1,100	938
Sitka Holdings LLC 5.250% due 07/06/2026 •		450	461
SLM Corp. 4.200% due 10/29/2025		1,000	1,046
Starwood Property Trust, Inc. 3.625% due 07/15/2026		500	498
UniCredit SpA 7.500% due 06/03/2026 •(f)(g)	EUR	500	670
UPC Broadband Finco BV 4.875% due 07/15/2031		$300	306
Weyerhaeuser Co. 7.375% due 03/15/2032		1,400	1,972
Yango Justice International Ltd.
7.500% due 04/15/2024		700	168
8.250% due 11/25/2023		200	48

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

9.250% due 04/15/2023		600	144

			43,668

INDUSTRIALS 22.6%
Adevinta ASA 2.625% due 11/15/2025	EUR	400	466
Air Canada 3.875% due 08/15/2026		$500	511
Albion Financing 1 SARL 6.125% due 10/15/2026		600	607
Altice France S.A. 2.125% due 02/15/2025	EUR	600	667
American Airlines, Inc. 5.750% due 04/20/2029		$100	107
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		800	812
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		2,100	2,076
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,500	1,960
Boeing Co.
5.150% due 05/01/2030		$1,000	1,166
5.705% due 05/01/2040		800	1,029
5.805% due 05/01/2050		500	678
5.930% due 05/01/2060		500	696
Bombardier, Inc.
7.125% due 06/15/2026		1,000	1,039
7.500% due 12/01/2024		600	626
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		450	459
Broadcom, Inc.
3.187% due 11/15/2036		15	15
4.300% due 11/15/2032		400	450
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,500	1,576
Carnival Corp. 4.000% due 08/01/2028		1,900	1,890
CCO Holdings LLC
4.500% due 05/01/2032		200	206
4.500% due 06/01/2033		1,000	1,022
CF Industries, Inc. 5.375% due 03/15/2044		1,000	1,263
Chobani LLC 4.625% due 11/15/2028		600	617
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		300	293
Community Health Systems, Inc. 6.625% due 02/15/2025		1,600	1,658
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		2,041	569
CPUK Finance Ltd. 4.875% due 02/28/2047	GBP	1,100	1,495
CSN Resources S.A. 4.625% due 06/10/2031		$900	858
DAE Funding LLC 1.550% due 08/01/2024		1,800	1,789
DCP Midstream Operating LP 3.250% due 02/15/2032		700	706
Delta Air Lines, Inc. 4.500% due 10/20/2025		200	210
Diamond Sports Group LLC
5.375% due 08/15/2026		1,500	752
6.625% due 08/15/2027 (j)		1,200	339
DIRECTV Holdings LLC 5.875% due 08/15/2027		500	513
DISH DBS Corp.
5.250% due 12/01/2026		550	560
5.750% due 12/01/2028		700	708
DT Midstream, Inc. 4.125% due 06/15/2029		600	615
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025	EUR	800	971
Expedia Group, Inc. 3.250% due 02/15/2030		$1,300	1,328
Grifols Escrow Issuer S.A. 4.750% due 10/15/2028		1,000	1,022
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		700	697
4.875% due 01/15/2030		200	214
Hyatt Hotels Corp. 4.375% due 09/15/2028		400	433
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	500	577
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026		600	681

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Innophos Holdings, Inc. 9.375% due 02/15/2028		$400	436
Intelsat Jackson Holdings S.A.
1.000% due 12/01/2029 «(a)		70	70
5.500% due 08/01/2023 ^(c)		100	45
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		1,400	1,404
5.875% due 11/15/2024	EUR	400	493
John Lewis PLC 4.250% due 12/18/2034	GBP	700	978
Las Vegas Sands Corp. 3.900% due 08/08/2029		$400	403
LBM Acquisition LLC 6.250% due 01/15/2029		300	297
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,100	1,094
6.500% due 05/15/2027		1,600	1,752
Manitowoc Co., Inc. 9.000% due 04/01/2026		900	948
Marks & Spencer PLC 3.750% due 05/19/2026	GBP	800	1,108
Marriott International, Inc. 4.625% due 06/15/2030		$1,850	2,083
MGM China Holdings Ltd. 5.250% due 06/18/2025		900	894
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		800	812
NCL Corp. Ltd. 10.250% due 02/01/2026		1,203	1,400
Park River Holdings, Inc. 5.625% due 02/01/2029		2,650	2,534
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		500	507
Petroleos Mexicanos 6.700% due 02/16/2032		100	101
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,000	1,061
Prosus NV 3.832% due 02/08/2051		700	655
Resolute Forest Products, Inc. 4.875% due 03/01/2026		1,210	1,232
Rockcliff Energy LLC 5.500% due 10/15/2029		1,375	1,419
Rolls-Royce PLC
3.625% due 10/14/2025		300	305
5.750% due 10/15/2027	GBP	550	830
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$700	741
10.875% due 06/01/2023		400	438
11.500% due 06/01/2025		298	334
Sabre GLBL, Inc. 9.250% due 04/15/2025		1,300	1,470
Sands China Ltd.
3.800% due 01/08/2026		200	201
5.400% due 08/08/2028		3,300	3,557
Santos Finance Ltd. 3.649% due 04/29/2031		3,200	3,262
Sappi Papier Holding GmbH
3.125% due 04/15/2026 (j)	EUR	500	578
3.125% due 04/15/2026		378	437
Sigma Holdco BV 5.750% due 05/15/2026		500	527
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		$100	101
4.600% due 06/15/2028		1,200	1,205
7.500% due 04/15/2025		2,400	2,520
Station Casinos LLC 4.625% due 12/01/2031		600	606
Studio City Finance Ltd.
5.000% due 01/15/2029		1,600	1,435
6.000% due 07/15/2025		300	292
Syngenta Finance NV 5.182% due 04/24/2028		900	1,011
Time Warner Entertainment Co. LP 8.375% due 07/15/2033		200	292
TransDigm, Inc. 8.000% due 12/15/2025		800	845
Transocean Guardian Ltd. 5.875% due 01/15/2024		926	878
Travel + Leisure Co. 6.625% due 07/31/2026		200	222
Triumph Group, Inc. 8.875% due 06/01/2024		2,555	2,789
United Airlines Pass-Through Trust 5.875% due 04/15/2029		723	793

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Viking Cruises Ltd. 13.000% due 05/15/2025		2,000	2,266
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		200	200
Vine Energy Holdings LLC 6.750% due 04/15/2029		900	978
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		900	47
Vmed O2 UK Financing PLC 4.000% due 01/31/2029	GBP	200	266
White Cap Buyer LLC 6.875% due 10/15/2028		$200	209
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		1,900	1,952
Wynn Macau Ltd.
5.125% due 12/15/2029		900	819
5.500% due 10/01/2027		1,200	1,117
5.625% due 08/26/2028		1,200	1,113

			93,288

UTILITIES 2.1%
Calpine Corp. 4.500% due 02/15/2028		400	416
Enable Midstream Partners LP 5.000% due 05/15/2044		1,100	1,185
Endeavor Energy Resources LP 5.750% due 01/30/2028		2,200	2,348
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	1,437
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		164	162
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	381
3.150% due 01/01/2026		1,100	1,125
4.550% due 07/01/2030		400	433
Rio Oil Finance Trust 8.200% due 04/06/2028		746	848
Sprint Corp.
7.125% due 06/15/2024		100	112
7.875% due 09/15/2023		200	221

			8,668

Total Corporate Bonds & Notes (Cost $148,064)			145,624

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac 5.992% due 11/25/2055 «~		372	227
Ginnie Mae, TBA
2.000% due 02/01/2052		500	504
2.500% due 02/01/2052		1,000	1,022

Total U.S. Government Agencies (Cost $1,770)			1,753

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds
1.875% due 02/15/2041 (l)		4,800	4,753
U.S. Treasury Notes
1.625% due 05/15/2031		164	166

Total U.S. Treasury Obligations (Cost $4,646)			4,919

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Investment Trust 1.996% due 11/25/2045 ^•		40	24
Banc of America Funding Trust
3.022% due 09/20/2047 ^~		386	343
7.000% due 10/25/2037 ^		161	133
Banc of America Mortgage Trust 2.759% due 10/25/2035 ~		618	613
BCAP LLC Trust
0.542% due 05/25/2047 ^•		142	151
6.000% due 07/26/2037 ~		340	342
Bear Stearns ALT-A Trust 2.881% due 04/25/2037 ~		364	310
Chase Mortgage Finance Trust 2.845% due 09/25/2036 ^~		75	71
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036		32	33
Countrywide Alternative Loan Trust
0.294% due 09/20/2046 •		138	134
0.402% due 06/25/2035 ^•		330	244
0.482% due 07/25/2046 ^•		121	117
0.482% due 09/25/2046 ^•		326	321
0.502% due 04/25/2035 ^•		327	273

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.722% due 11/25/2035 •	121	117
1.402% due 10/25/2035 ^•	169	128
5.750% due 07/25/2035 ^	101	81
6.000% due 08/25/2036 ^•	243	191
6.000% due 05/25/2037 ^	652	413
Countrywide Home Loan Mortgage Pass-Through Trust
2.676% due 09/25/2037 ^~	160	159
5.750% due 07/25/2037 ^	97	69
6.000% due 10/25/2034	5	5
Credit Suisse Mortgage Capital Certificates 2.437% due 12/29/2037 ~	4,481	3,373
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	675	478
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.202% due 08/25/2037 ^•	259	218
0.252% due 02/25/2047 •	1,989	1,443
First Horizon Alternative Mortgage Securities Trust
2.854% due 08/25/2035 ^~	87	82
6.000% due 05/25/2036 ^	7	4
Impac Secured Assets Trust 0.402% due 11/25/2036 •	260	251
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	269	165
IndyMac INDX Mortgage Loan Trust
0.352% due 02/25/2037 •	269	214
2.811% due 11/25/2035 ^~	294	289
2.911% due 05/25/2037 ^~	120	112
MASTR Adjustable Rate Mortgages Trust 4.829% due 11/25/2034 ~	104	107
Merrill Lynch Alternative Note Asset Trust 0.322% due 03/25/2037 •	1,991	710
Morgan Stanley Mortgage Loan Trust 2.790% due 11/25/2037 ~	304	259
Residential Accredit Loans, Inc. Trust
0.452% due 08/25/2035 ^•	465	391
2.990% due 07/25/2035 ~	25	24
3.169% due 12/26/2034 ^~	252	128
4.374% due 09/25/2035 ^~	4	3
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^	16	16
WaMu Mortgage Pass-Through Certificates Trust
1.475% due 07/25/2047 ^•	70	66
2.704% due 12/25/2036 ^~	114	113

Total Non-Agency Mortgage-Backed Securities (Cost $12,395)		12,718

ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp. Home Equity Loan Trust 0.927% due 12/25/2045 ^•	667	590
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.562% due 01/25/2036 •	472	461
Asset-Backed Funding Certificates Trust
1.102% due 06/25/2037 •	328	310
1.152% due 03/25/2034 ^•	536	531
Bear Stearns Asset-Backed Securities Trust
0.442% due 05/25/2036 ^•	170	170
0.452% due 12/25/2035 ^•	296	173
1.902% due 07/25/2034 •	127	135
Citigroup Mortgage Loan Trust 0.262% due 12/25/2036 •	1,063	713
GSAMP Trust
0.222% due 12/25/2036 •	459	295
0.332% due 12/25/2046 •	398	264
HSI Asset Securitization Corp. Trust 0.882% due 11/25/2035 •	975	975
Lehman XS Trust 0.412% due 03/25/2037 •	882	787
MASTR Asset-Backed Securities Trust
0.322% due 08/25/2036 •	545	277
0.402% due 08/25/2036 •	1,233	632
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 01/25/2037 •	3,669	1,916
0.242% due 10/25/2036 •	700	414
0.252% due 10/25/2036 •	1,797	1,163
0.252% due 12/25/2036 •	103	68
0.332% due 09/25/2036 •	771	447
0.402% due 06/25/2036 •	174	161
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	1,098	548
New Century Home Equity Loan Trust 3.102% due 01/25/2033 ^•	76	72
People's Financial Realty Mortgage Securities Trust 0.242% due 09/25/2036 •	3,721	1,382
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ	2,099	860

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Residential Asset Mortgage Products Trust 0.562% due 12/25/2035 •		1,186	1,103
Residential Asset Securities Corp. Trust 0.972% due 08/25/2034 •		223	220
Securitized Asset-Backed Receivables LLC Trust
0.602% due 03/25/2036 •		1,344	1,077
0.602% due 05/25/2036 •		847	583
SG Mortgage Securities Trust 0.462% due 02/25/2036 •		1,092	725
Structured Asset Investment Loan Trust
1.227% due 01/25/2035 •		1,024	998
1.482% due 04/25/2033 •		35	35
1.677% due 01/25/2035 •		1,102	933
1.827% due 01/25/2035 ^•		812	259

Total Asset-Backed Securities (Cost $17,511)			19,277

SOVEREIGN ISSUES 1.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		233	75
1.000% due 07/09/2029		29	11
1.125% due 07/09/2035 þ		153	47
2.500% due 07/09/2041 þ		1,800	642
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	180	1
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	615
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,290	6
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,200	308
6.350% due 08/12/2028		9,600	2,535
6.950% due 08/12/2031		3,300	890

Total Sovereign Issues (Cost $6,515)			5,130

		SHARES
COMMON STOCKS 0.1%
REAL ESTATE 0.1%
Stearns Holding LLC 'B' «		304,919	211

Total Common Stocks (Cost $536)			211

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		1,461	0

INDUSTRIALS 0.0%
Cineworld Group PLC - Exp. 11/23/2025 (h)		5,979	1

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		34,977	6

Total Warrants (Cost $284)			7

SHORT-TERM INSTRUMENTS 26.5%
REPURCHASE AGREEMENTS (i) 0.8%			3,371

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Flourish Century 7.390% due 02/04/2022 ^(c)(h)		$800	220

U.S. TREASURY BILLS 18.4%
0.052% due 02/10/2022 - 03/24/2022 (d)(e)		75,800	75,794

U.S. TREASURY CASH MANAGEMENT BILLS 7.2%
0.056% due 03/22/2022 (d)(e)		30,000	29,996

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $109,947)		109,381

Total Investments in Securities (Cost $389,355)		387,441

	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	2,637,822	25,634

Total Short-Term Instruments (Cost $25,921)		25,634

Total Investments in Affiliates (Cost $25,921)		25,634

Total Investments 100.1% (Cost $415,276)		$413,075
Financial Derivative Instruments (k)(m) (0.2)%(Cost or Premiums, net $(195))		(704)
Other Assets and Liabilities, net (0.1)%		104

Net Assets 100.0%		$412,483

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC	0.000%	11/23/2025	12/21/2020	$0	$1	0.00%
Flourish Century	7.390	02/04/2022	08/25/2021	788	220	0.05

$788	$221	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$1,804	U.S. Treasury Notes 1.250% due 03/31/2028	$(1,840)	$1,804	$1,804
SBI	(0.100)	12/22/2021	01/05/2022	1,567	Deere & Co. 3.900% due 06/09/2042	(1,550)	1,567	1,567

Total Repurchase Agreements	$(3,390)	$3,371	$3,371

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

FBF	(4.000)%	11/12/2021	TBD(3)	$(305)	$(303)
JML	(2.000)	11/24/2021	04/27/2023	EUR	(503)	(573)

Total Reverse Repurchase Agreements	$(876)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
Deere & Co.	3.900%	06/09/2042	$1,300	$(1,433)	$(1,576)

Total Short Sales (0.4)%	$(1,433)	$(1,576)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,505) at a weighted average interest rate of (1.816%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	Securities with an aggregate market value of $2,475 and cash of $2,721 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,505) at a weighted average interest rate of (1.816%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $29 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond March Futures	03/2022	1	$(195)	$3	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2022	163	(35,562)	69	0	(7)

Total Futures Contracts	$72	$0	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Anheuser-Busch InBev	(1.000)%	Quarterly	12/20/2023	0.329%	EUR	3,300	$(69)	$17	$(52)	$0	$(1)
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.162	$4,400	(118)	25	(93)	0	0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.231	300	0	(7)	(7)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.177	4,200	(153)	49	(104)	0	(1)
Kohl's Corp.	(1.000)	Quarterly	12/20/2023	0.662	1,000	28	(35)	(7)	0	0
L Brands, Inc.	(1.000)	Quarterly	12/20/2023	0.566	1,050	81	(90)	(9)	0	0
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.101	1,900	(46)	11	(35)	0	0
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.236	4,400	(129)	44	(85)	1	0

$(406)	$14	$(392)	$1	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	3.594%	$400	$(12)	$28	$16	$1	$0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	1.727	400	23	(10)	13	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.302	200	3	1	4	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367	EUR	450	(81)	75	(6)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.481	600	(54)	42	(12)	1	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	0.836	$3,100	(28)	51	23	0	(1)

$(149)	$187	$38	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-33 5-Year Index	(1.000)%	Quarterly	12/20/2024	$2,900	$27	$(80)	$(53)	$0	$(1)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	5,900	(32)	(28)	(60)	0	(4)

$(5)	$(108)	$(113)	$0	$(5)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-37 5-Year Index		5.000%	Quarterly	12/20/2026		$7,200	$595	$82	$677	$13	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	8,600	$(42)	$(283)	$(325)	$28	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		1,500	(12)	53	41	0	(11)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		2,200	(39)	104	65	0	(56)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	0	(1)	2	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	78,900	(10)	(525)	(535)	0	(1)
Pay	1-Year BRL-CDI	7.900	Maturity	01/02/2024		11,400	0	(82)	(82)	0	(1)
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023	CAD	6,500	(1)	6	5	2	0
Pay(6)	3-Month CAD-Bank Bill	2.050	Semi-Annual	11/16/2023		1,400	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		2,000	0	(22)	(22)	1	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,300	(5)	7	2	2	0
Pay	3-Month CAD-Bank Bill	1.963	Semi-Annual	04/22/2031		3,700	0	15	15	5	0
Receive	3-Month USD-LIBOR	1.638	Semi-Annual	12/08/2051		$400	(3)	12	9	0	(2)
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	51,600	7	(121)	(114)	4	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		20,300	0	(54)	(54)	2	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		1,500	0	(4)	(4)	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		18,600	0	(49)	(49)	1	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		6,600	0	(8)	(8)	1	0
Pay	3-Month ZAR-JIBAR	5.723	Quarterly	06/08/2026		5,600	0	(6)	(6)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	5,300	(102)	158	56	5	0
Pay	28-Day MXN-TIIE	5.140	Lunar	03/24/2023	MXN	19,800	0	(22)	(22)	0	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		42,100	0	(53)	(53)	0	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		77,200	3	(279)	(276)	0	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		24,540	(1)	(66)	(67)	0	0
Pay	28-Day MXN-TIIE	6.113	Lunar	05/11/2026		12,660	0	(30)	(30)	0	0

							$(206)	$(1,247)	$(1,453)	$54	$(71)

Total Swap Agreements							$(171)	$(1,072)	$(1,243)	$70	$(79)

(l)

Securities with an aggregate market value of $2,475 and cash of $2,721 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	$96	INR	7,309	$2	$0
02/2022	177	PLN	677	0	(9)
03/2022	120	MXN	2,496	0	0
11/2022	30	ZAR	478	0	(1)
BPS	01/2022	AUD	715	$512	0	(9)
01/2022	GBP	5,292	7,007	0	(156)
01/2022	RUB	24,644	331	4	0
01/2022	$1,751	EUR	1,547	10	0
01/2022	98	IDR	1,423,119	2	0
01/2022	1,290	RUB	95,976	0	(13)
02/2022	170	INR	12,857	2	0
02/2022	134	ZAR	2,141	0	0
05/2022	40	639	0	(1)
08/2022	108	1,722	0	(3)
10/2022	PEN	3,241	$794	0	(2)
11/2022	$108	ZAR	1,741	0	(4)
CBK	01/2022	BRL	9,502	$1,703	0	(3)
01/2022	PEN	14,699	3,565	0	(115)
01/2022	RUB	19,590	263	3	0
01/2022	$1,691	BRL	9,502	15	0
01/2022	3,603	PEN	14,699	78	0
02/2022	136	PLN	520	0	(7)
02/2022	121	ZAR	1,941	0	0
04/2022	62	MXN	1,338	2	0
12/2022	PEN	14,699	$3,505	0	(85)
DUB	02/2022	RUB	21,909	293	3	0
02/2022	$161	INR	12,190	2	0
02/2022	398	PLN	1,615	2	0
FBF	01/2022	BRL	9,502	$1,670	0	(36)
01/2022	$1,703	BRL	9,502	3	0
02/2022	1,659	9,502	36	0
GLM	01/2022	RUB	9,774	$135	5	0
01/2022	$240	EUR	211	1	0
02/2022	CHF	222	$242	0	(2)
02/2022	RUB	3,695	50	1	0
02/2022	$610	CLP	508,116	0	(15)
03/2022	MXN	19,538	$940	0	(2)
03/2022	RUB	1,150	15	0	0
11/2022	$32	ZAR	506	0	(1)
HUS	01/2022	GBP	95	$127	0	(2)
01/2022	$224	IDR	3,257,438	4	0
02/2022	RUB	5,524	$76	3	0
02/2022	$777	COP	2,950,726	0	(54)
03/2022	RUB	2,804	$37	0	0
JPM	01/2022	$19	IDR	275,083	0	0
02/2022	389	INR	29,441	5	0
03/2022	171	HKD	1,334	0	0
MYI	01/2022	52	IDR	749,390	1	0
02/2022	941	CHF	864	8	0
SCX	01/2022	EUR	10,958	$12,353	0	(123)
02/2022	9,200	10,468	0	(12)
02/2022	GBP	5,292	7,167	5	0
TOR	03/2022	$653	MXN	13,843	14	0
UAG	01/2022	RUB	1,015	$14	0	0
03/2022	3,501	46	0	0
11/2022	$71	ZAR	1,119	0	(4)

Total Forward Foreign Currency Contracts	$211	$(659)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Buy	0.650%	01/19/2022	225,300	$230	$26

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	4,300	$245	$255
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	790	90	161

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	520	57	106

							$392	$522

Total Purchased Options							$622	$548

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000%	01/19/2022	300	$(1)	$0
	Call - OTC CDX.IG-37 5-Year Index		Buy	0.475	01/19/2022	225,300	(90)	(57)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	225,300	(107)	(6)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	02/16/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	900	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	1,000	(1)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	1,400	(2)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	400	(2)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	02/16/2022	400	(3)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	100	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	700	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	800	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	400	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	600	(1)	0
DUB	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000	01/19/2022	300	(1)	0
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	700	(1)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	1,100	(2)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	1,000	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	1,100	(2)	(1)

							$(219)	$(67)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/25/2023	21,500	$(246)	$(300)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355	01/20/2022	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	300	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	500	(4)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	500	(4)	(5)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	2,390	(89)	(192)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.443	01/04/2022	2,700	(29)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.743	01/04/2022	2,700	(29)	(14)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	46,900	(95)	(47)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	46,900	(95)	(120)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.305	01/14/2022	600	(2)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.605	01/14/2022	600	(2)	(1)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	500	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	500	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.463	01/10/2022	900	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.763	01/10/2022	900	(4)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	01/10/2022	700	(6)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.838	01/10/2022	700	(6)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	01/18/2022	700	(5)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/18/2022	700	(5)	(5)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	1,560	(56)	(125)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.533	01/14/2022	300	(3)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.833	01/14/2022	300	(3)	(2)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.495	01/18/2022	500	(4)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.795	01/18/2022	500	(4)	(5)

$(699)	$(828)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	200	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	200	(1)	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	200	(1)	(1)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	100	(1)	0
SAL	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	600	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	100	0	0

$(11)	$(3)

Total Written Options	$(929)	$(898)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.328%	$5,700	$64	$(142)	$0	$(78)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Huarong Finance Co. Ltd.	1.000%	Quarterly	12/20/2024	2.875%	$200	$(4)	$(7)	$0	$(11)
Italy Government International Bond	1.000	Quarterly	12/20/2024	0.336	600	2	10	12	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.336	1,500	3	27	30	0

$1	$30	$42	$(11)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$12	$(3)	$9	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	(3)	18	0
GST	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	(9)	5	0
CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	400	47	(11)	36	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	(32)	80	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	(3)	9	0

$218	$(61)	$157	$0

Total Swap Agreements	$283	$(173)	$199	$(89)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$85,575	$2,846	$88,421
Corporate Bonds & Notes
Banking & Finance	0	43,668	0	43,668
Industrials	0	93,218	70	93,288
Utilities	0	8,668	0	8,668
U.S. Government Agencies	0	1,526	227	1,753
U.S. Treasury Obligations	0	4,919	0	4,919
Non-Agency Mortgage-Backed Securities	0	12,718	0	12,718
Asset-Backed Securities	0	19,277	0	19,277
Sovereign Issues	0	5,130	0	5,130
Common Stocks
Real Estate	0	0	211	211
Warrants
Industrials	0	0	1	1
Utilities	6	0	0	6
Short-Term Instruments
Repurchase Agreements	0	3,371	0	3,371
Short-Term Notes	0	220	0	220
U.S. Treasury Bills	0	75,794	0	75,794
U.S. Treasury Cash Management Bills	0	29,996	0	29,996

$6	$384,080	$3,355	$387,441
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,634	$0	$0	$25,634

Total Investments	$25,640	$384,080	$3,355	$413,075

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,576)	$0	$(1,576)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	70	0	70
Over the counter	0	958	0	958

$0	$1,028	$0	$1,028
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(86)	0	(86)
Over the counter	0	(1,646)	0	(1,646)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	$0	$(1,732)	$0	$(1,732)

Total Financial Derivative Instruments	$0	$(704)	$0	$(704)

Totals	$25,640	$381,800	$3,355	$410,795

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Diversified Income Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.4%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$5,250	$5,450
Academy Ltd. 4.500% (LIBOR03M + 3.750%) due 11/05/2027 ~		372	374
Advantage Sales & Marketing, Inc. 5.250% (LIBOR03M + 4.500%) due 10/28/2027 ~		990	992
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		1,900	1,902
Allied Universal Holding LLC 4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~		1,596	1,592
Altar BidCo, Inc.
4.250% due 11/17/2028		1,500	1,496
7.000% due 11/04/2029		900	907
Altice France S.A.
3.811% (LIBOR03M + 3.688%) due 01/31/2026 ~		2,994	2,973
4.118% (LIBOR03M + 4.000%) due 08/14/2026 ~		4,549	4,533
American Builders & Contractors Supply Co., Inc. 2.104% (LIBOR03M + 2.000%) due 01/15/2027 ~		1,075	1,070
AP Core Holdings II, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		2,600	2,608
API Group DE, Inc. 2.601% (LIBOR03M + 2.500%) due 10/01/2026 ~		380	380
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		3,465	3,447
Armor Holding LLC 5.000% (LIBOR03M + 4.500%) due 12/11/2028 ~		1,200	1,205
Asplundh Tree Expert LLC 1.854% (LIBOR03M + 1.750%) due 09/07/2027 ~		2,390	2,382
Asurion LLC 3.104% (LIBOR03M + 3.000%) due 11/03/2024 ~		232	231
B.C. Unlimited Liability Co. 1.854% (LIBOR03M + 1.750%) due 11/19/2026 ~		88	87
Bausch Health Cos., Inc.
2.854% (LIBOR03M + 2.750%) due 11/27/2025 ~		20	20
3.104% (LIBOR03M + 3.000%) due 06/02/2025 ~		1,469	1,464
BCPE Empire Holdings, Inc. 4.500% (LIBOR03M + 4.000%) due 06/11/2026 ~		2,000	1,994
Boels Topholding BV 3.250% (EUR003M + 3.250%) due 02/06/2027 ~	EUR	3,000	3,412
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		$3,933	3,918
3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~		5,504	5,513
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,488	1,474
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		6,300	6,245
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		8,323	8,279
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		5,649	5,589
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		13,232	13,122
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/25/2027 ~		990	992
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~		980	968
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		3,026	3,028
Cromwell EREIT Lux Finco SARL 0.942% (EUR003M + 1.500%) due 11/21/2024 «~	EUR	2,700	3,028
CSC Holdings LLC 2.610% (LIBOR03M + 2.500%) due 04/15/2027 ~		$2,194	2,170
Dei Sales, Inc. 5.604% (LIBOR03M + 5.500%) due 04/28/2028 «~		2,543	2,543
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~		2,248	2,254
DT Midstream, Inc. 2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~		3,877	3,890
Endure Digital, Inc. 4.250% (LIBOR03M + 3.500%) due 02/10/2028 ~		3,284	3,260
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		3,149	2,543
Forest City Enterprises LP 3.601% (LIBOR03M + 3.500%) due 12/08/2025 ~		201	198

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		995	989
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		1,985	1,987
Gates Global LLC 3.250% (LIBOR03M + 2.500%) due 03/31/2027 ~		1,560	1,559
GIP Blue Holding LP 5.000% (LIBOR03M + 4.500%) due 09/29/2028 «~		9,275	9,263
Global Medical Response, Inc. 5.250% (LIBOR03M + 4.250%) due 03/14/2025 ~		289	288
Golden Entertainment, Inc. 3.750% (LIBOR03M + 3.000%) due 10/21/2024 ~		325	325
Graham Packaging Co., Inc. 3.750% (LIBOR03M + 3.000%) due 08/04/2027 ~		2,275	2,272
Hertz Corp. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~		2,727	2,733
Hilton Worldwide Finance LLC 1.852% (LIBOR03M + 1.750%) due 06/22/2026 ~		2,639	2,621
iHeartCommunications, Inc. 3.104% (LIBOR03M + 3.000%) due 05/01/2026 ~		648	644
Illuminate Buyer LLC 3.604% (LIBOR03M + 3.500%) due 06/30/2027 ~		622	619
INEOS Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,812	5,455
Instant Brands Holdings, Inc. 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~		$981	942
Intelsat Jackson Holdings S.A.
4.250% due 12/01/2028 «		467	467
5.392% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		5,189	5,209
8.000% (PRIME + 4.750%) due 11/27/2023 ~		5,871	5,879
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		2,723	2,726
Iridium Satellite LLC 3.250% (LIBOR03M + 2.500%) due 11/04/2026 ~		489	489
Ivanti Software, Inc. 5.000% (LIBOR03M + 4.250%) due 12/01/2027 ~		1,309	1,314
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		1,238	1,207
LBM Acquisition LLC 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~		1,643	1,631
Lealand Finance Company B.V. (1.104% Cash and 3.000% PIK) 4.104% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		34	15
LogMeIn, Inc. 4.839% (LIBOR03M + 4.750%) due 08/31/2027 ~		2,369	2,358
Madison IAQ LLC 3.750% (LIBOR03M + 3.250%) due 06/21/2028 ~		796	796
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		771	760
Medline Industries, Inc. 3.750% (LIBOR03M + 3.250%) due 10/23/2028 ~		2,000	2,001
MH Sub I LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		3,759	3,744
MPH Acquisition Holdings LLC 4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~		900	882
Nexstar Broadcasting, Inc. 2.599% (LIBOR03M + 2.500%) due 09/18/2026 ~		841	840
Nielsen Finance LLC 2.102% (LIBOR03M + 2.000%) due 10/04/2023 ~		331	331
Olympus Water U.S. Holding Corp. 4.250% (LIBOR03M + 3.750%) due 11/09/2028 ~		2,300	2,295
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,820	2,828
Parexel International Corp. 4.000% (LIBOR03M + 3.500%) due 11/15/2028 ~		400	400
Pelican Products, Inc. 4.750% due 11/16/2028 «		1,100	1,097
Peraton Holding Corp. 4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~		1,985	1,989
PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~		1,094	1,072
Rackspace Hosting, Inc. 3.500% (LIBOR03M + 2.750%) due 02/15/2028 ~		993	986
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,987	1,988
RPI Intermediate Finance Trust 1.854% (LIBOR03M + 1.750%) due 02/11/2027 ~		106	106
Sabre GLBL, Inc. 4.000% (LIBOR03M + 3.500%) due 12/17/2027 ~		2,786	2,754
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,000	2,120
Socar Turkey Enerji A.S. 2.845% (EUR003M + 3.450%) due 08/11/2026 «~	EUR	4,000	4,486
Softbank Vision Fund 5.000% due 12/21/2025 «		$10,000	10,003
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		948	945

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Spirit AeroSystems Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 01/15/2025 ~		693	695
SRS Distribution, Inc. 4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~		449	449
Standard Industries, Inc. 3.000% (LIBOR03M + 2.500%) due 09/22/2028 ~		3,057	3,062
Staples, Inc. 5.132% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,512	2,432
Starfruit Finco B.V.
3.101% (LIBOR03M + 3.000%) due 10/01/2025 ~		1,979	1,973
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	755	851
Stars Group Holdings B.V. 2.474% (LIBOR03M + 2.250%) due 07/21/2026 ~		$2,200	2,195
Steenbok Lux Finco 2 SARL (7.875% PIK) 7.875% (EUR003M) due 12/29/2022 ~	EUR	557	638
Summer (BC) Holdco B SARL 5.250% (LIBOR03M + 4.500%) due 12/04/2026 ~		$2,075	2,074
TransDigm, Inc. 2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~		5,866	5,794
Twin River Worldwide Holdings, Inc. 3.750% (LIBOR03M + 3.250%) due 10/02/2028 ~		2,075	2,078
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,284	2,296
Verifone Systems, Inc. 4.178% (LIBOR03M + 4.000%) due 08/20/2025 ~		485	477
Virtusa Corp.
TBD% (LIBOR03M + 3.750%) due 02/11/2028 ~		695	697
Weber-Stephen Products LLC 4.000% (LIBOR03M + 3.250%) due 10/30/2027 ~		814	816
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		990	992
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		394	396
Worldwide Express Operations LLC 5.000% (LIBOR03M + 4.250%) due 07/26/2028 ~		1,100	1,103
Zayo Group Holdings, Inc.
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	983	1,110
Zephyrus Capital Aviation Partners LLC TBD% due 10/15/2038		$396	383
Ziggo B.V. 3.000% (EUR003M + 3.000%) due 01/31/2029 ~	EUR	600	674
Ziggo Financing Partnership 2.610% (LIBOR03M + 2.500%) due 04/30/2028 ~		$3,410	3,378

Total Loan Participations and Assignments (Cost $235,573)			235,511

CORPORATE BONDS & NOTES 53.0%
BANKING & FINANCE 17.8%
AerCap Ireland Capital DAC
3.650% due 07/21/2027 (k)		10,055	10,604
4.450% due 04/03/2026		550	598
AIA Group Ltd. 3.200% due 09/16/2040		800	823
Aircastle Ltd. 2.850% due 01/26/2028		560	564
Alexandria Real Estate Equities, Inc. 3.450% due 04/30/2025		120	127
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	4,425	4,943
6.625% due 07/15/2026		$4,752	4,992
Ally Financial, Inc.
3.875% due 05/21/2024		1,400	1,476
4.625% due 05/19/2022		100	101
5.750% due 11/20/2025		675	762
8.000% due 11/01/2031		14,166	19,814
American Assets Trust LP 3.375% due 02/01/2031		1,810	1,850
American Campus Communities Operating Partnership LP 2.850% due 02/01/2030		600	613
American Homes 4 Rent LP
2.375% due 07/15/2031		100	98
3.375% due 07/15/2051		100	101
4.250% due 02/15/2028		1,030	1,142
4.900% due 02/15/2029		1,910	2,210
American International Group, Inc. 5.750% due 04/01/2048 •		950	1,069
American Tower Corp.
2.100% due 06/15/2030		1,200	1,157
2.750% due 01/15/2027		1,860	1,918
2.900% due 01/15/2030		870	893
2.950% due 01/15/2025		1,225	1,273
3.375% due 10/15/2026		290	308
3.700% due 10/15/2049		2,000	2,137
3.800% due 08/15/2029		2,850	3,104

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	1,113
Antares Holdings LP 2.750% due 01/15/2027		1,050	1,030
Aon Corp. 2.800% due 05/15/2030		670	691
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,292
Asteroid Private Merger Sub, Inc. 8.500% due 11/15/2029		550	577
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	3,317
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	7,378
2.875% due 02/15/2025		2,000	2,045
3.250% due 02/15/2027		500	504
4.250% due 04/15/2026		1,575	1,671
5.250% due 05/15/2024		4,700	5,045
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,511
5.375% due 01/18/2028 •(k)		2,400	2,164
10.500% due 07/23/2029		1,400	1,521
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)		1,800	2,180
Banco Bradesco S.A.
2.850% due 01/27/2023		$3,100	3,136
3.200% due 01/27/2025		3,000	3,043
Banco BTG Pactual S.A.
4.500% due 01/10/2025		6,000	6,060
5.500% due 01/31/2023		500	518
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,400	1,324
Banco de Sabadell S.A. 1.750% due 05/10/2024	EUR	100	117
Banco del Estado de Chile 2.704% due 01/09/2025		$1,400	1,431
Banco do Brasil S.A.
3.250% due 09/30/2026		3,000	2,924
4.875% due 04/19/2023		5,500	5,693
Banco General S.A. 5.250% due 05/07/2031 •(g)(h)		2,000	2,028
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(g)		2,600	2,987
Banco Santander Chile 2.700% due 01/10/2025		3,000	3,067
Banco Santander S.A.
2.746% due 05/28/2025		800	828
3.490% due 05/28/2030		400	423
Banco Votorantim S.A. 4.500% due 09/24/2024		600	626
Bank of America Corp.
2.676% due 06/19/2041 •		640	617
2.687% due 04/22/2032 •		3,000	3,048
2.884% due 10/22/2030 •		4,490	4,641
3.705% due 04/24/2028 •		8,900	9,666
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		2,000	2,148
Barclays Bank PLC 7.625% due 11/21/2022 (h)		4,822	5,088
Barclays PLC
2.375% due 10/06/2023 •	GBP	100	137
3.250% due 02/12/2027		300	429
3.250% due 01/17/2033		900	1,326
3.650% due 03/16/2025		$200	211
4.337% due 01/10/2028		300	328
4.375% due 01/12/2026		4,100	4,486
4.375% due 03/15/2028 •(g)(h)		1,800	1,768
6.125% due 12/15/2025 •(g)(h)		3,000	3,250
6.375% due 12/15/2025 •(g)(h)	GBP	600	881
7.125% due 06/15/2025 •(g)(h)		3,700	5,524
7.250% due 03/15/2023 •(g)(h)		4,600	6,523
7.750% due 09/15/2023 •(g)(h)		$1,400	1,506
7.875% due 03/15/2022 •(g)(h)		2,300	2,332
7.875% due 09/15/2022 •(g)(h)	GBP	1,600	2,259
8.000% due 06/15/2024 •(g)(h)		$2,800	3,102
BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,723
5.375% due 07/24/2023		470	496
BNP Paribas S.A.
1.904% due 09/30/2028 •		750	733
2.219% due 06/09/2026 •		1,600	1,616
3.052% due 01/13/2031 •		4,600	4,737
4.400% due 08/14/2028		1,200	1,346
4.705% due 01/10/2025 •		500	533
7.000% due 08/16/2028 •(g)		2,000	2,342

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,613
3.500% due 01/31/2023		200	204
4.000% due 01/25/2024		200	209
Brandywine Operating Partnership LP 3.950% due 11/15/2027		100	108
Brixmor Operating Partnership LP
1.182% (US0003M + 1.050%) due 02/01/2022 ~		925	926
4.125% due 05/15/2029		190	211
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	475
4.350% due 04/15/2030		3,400	3,838
4.700% due 09/20/2047		626	771
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,653
Burford Capital Global Finance LLC 6.250% due 04/15/2028		2,100	2,234
CIT Group, Inc.
4.750% due 02/16/2024		1,000	1,059
5.000% due 08/15/2022		9,612	9,839
5.000% due 08/01/2023		9,675	10,231
Citigroup, Inc.
2.572% due 06/03/2031 •(i)(k)		4,400	4,443
3.106% due 04/08/2026 •		2,100	2,203
Credit Acceptance Corp. 5.125% due 12/31/2024		3,420	3,509
Credit Agricole S.A.
1.907% due 06/16/2026 •		3,550	3,560
7.500% due 06/23/2026 •(g)(h)	GBP	200	310
Credit Suisse AG 6.500% due 08/08/2023 (h)		$16,425	17,717
Credit Suisse Group AG
1.441% (US0003M + 1.240%) due 06/12/2024 ~		900	910
2.593% due 09/11/2025 •		1,950	1,993
2.997% due 12/14/2023 •		500	508
3.091% due 05/14/2032 •		1,525	1,553
3.869% due 01/12/2029 •		4,250	4,553
4.194% due 04/01/2031 •		3,100	3,422
4.207% due 06/12/2024 •		2,500	2,602
6.250% due 12/18/2024 •(g)(h)		2,300	2,457
6.375% due 08/21/2026 •(g)(h)		650	702
7.125% due 07/29/2022 •(g)(h)		1,500	1,538
7.250% due 09/12/2025 •(g)(h)		500	550
7.500% due 07/17/2023 •(g)(h)		5,200	5,508
7.500% due 12/11/2023 •(g)(h)		5,400	5,847
Crown Castle International Corp.
2.250% due 01/15/2031		3,350	3,268
3.100% due 11/15/2029		1,020	1,066
3.200% due 09/01/2024		334	349
3.250% due 01/15/2051		2,470	2,434
3.650% due 09/01/2027		1,464	1,574
4.000% due 03/01/2027		199	217
4.000% due 11/15/2049		500	551
CTR Partnership LP 3.875% due 06/30/2028		1,325	1,353
CubeSmart LP 2.000% due 02/15/2031		1,525	1,471
CURO Finance LLC 7.500% due 08/01/2028		775	780
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,000	1,007
CyrusOne LP
1.450% due 01/22/2027	EUR	700	814
2.150% due 11/01/2030		$1,000	991
3.450% due 11/15/2029		600	652
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,888
Deutsche Bank AG
3.035% due 05/28/2032 •(i)		500	504
3.547% due 09/18/2031 •		2,900	3,056
3.729% due 01/14/2032 •(i)		3,000	3,071
3.961% due 11/26/2025 •		3,400	3,593
5.882% due 07/08/2031 •		3,600	4,226
Discover Bank 4.650% due 09/13/2028		1,100	1,249
DNB Bank ASA 6.500% due 03/26/2022 •(g)(h)		200	203
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		10,425	10,976
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		37	37
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,632	2,606
E*TRADE Financial Corp. 3.800% due 08/24/2027		2,906	3,161

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Enact Holdings, Inc. 6.500% due 08/15/2025		1,450	1,586
Equinix, Inc.
2.150% due 07/15/2030		210	204
3.200% due 11/18/2029		910	957
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	400	478
Essex Portfolio LP
1.650% due 01/15/2031		$700	654
2.650% due 03/15/2032		690	693
2.650% due 09/01/2050		300	271
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	700	866
4.625% due 04/29/2030		$1,200	1,346
Fastighets AB Balder 1.125% due 03/14/2022	EUR	200	228
Ford Credit Canada Co.
2.710% due 02/23/2022 (i)	CAD	1,840	1,457
3.742% due 05/08/2023 (i)		4,000	3,220
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	700	795
0.130% due 12/01/2024 •		600	674
0.167% due 11/15/2023 •		100	113
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$200	200
1.391% (US0003M + 1.235%) due 02/15/2023 ~		200	200
1.490% (US0003M + 1.270%) due 03/28/2022 ~		2,400	2,399
1.744% due 07/19/2024	EUR	1,400	1,622
2.700% due 08/10/2026		$1,000	1,010
2.748% due 06/14/2024	GBP	1,300	1,774
2.900% due 02/16/2028		$1,400	1,406
2.979% due 08/03/2022		1,100	1,107
3.021% due 03/06/2024	EUR	1,000	1,190
3.087% due 01/09/2023		$5,100	5,193
3.096% due 05/04/2023		1,900	1,938
3.339% due 03/28/2022		1,500	1,504
3.350% due 11/01/2022		1,600	1,622
3.370% due 11/17/2023		5,400	5,575
3.375% due 11/13/2025		13,100	13,627
3.550% due 10/07/2022		4,500	4,573
3.625% due 06/17/2031		3,400	3,585
3.664% due 09/08/2024		1,000	1,040
3.815% due 11/02/2027		800	847
4.250% due 09/20/2022		2,600	2,650
4.375% due 08/06/2023		2,000	2,083
4.389% due 01/08/2026		1,000	1,079
4.535% due 03/06/2025	GBP	4,900	7,021
4.542% due 08/01/2026		$600	652
5.113% due 05/03/2029		1,000	1,138
5.125% due 06/16/2025		8,920	9,712
5.584% due 03/18/2024		2,000	2,158
5.596% due 01/07/2022		11,600	11,623
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,892
6.500% due 10/01/2025		10,694	11,066
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,446
7.625% due 05/01/2026		1,100	1,125
8.125% due 11/15/2024		1,140	1,155
8.250% due 04/15/2025		919	942
FS KKR Capital Corp. 3.125% due 10/12/2028		2,300	2,290
General Motors Financial Co., Inc. 1.528% (US0003M + 1.310%) due 06/30/2022 ~		100	100
Genworth Holdings, Inc. 4.800% due 02/15/2024		1,300	1,353
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	1,199
GLP Capital LP
4.000% due 01/15/2030		$100	106
5.375% due 04/15/2026		100	111
5.750% due 06/01/2028		1,290	1,491
Goldman Sachs Group, Inc.
1.124% (US0003M + 1.000%) due 07/24/2023 ~		100	100
3.800% due 03/15/2030		2,500	2,755
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,567
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		890	907
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	827
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	817
HAT Holdings LLC
3.375% due 06/15/2026		3,010	3,044
3.750% due 09/15/2030		3,220	3,217

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Hazine Mustesarligi Varlik Kiralama A/S 5.125% due 06/22/2026		8,300	7,957
Highwoods Realty LP 3.050% due 02/15/2030		100	103
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	586
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	3,526
4.375% due 02/01/2031		500	506
5.375% due 08/01/2028		1,800	1,920
HSBC Holdings PLC
1.581% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,748
2.357% due 08/18/2031 •		400	391
2.804% due 05/24/2032 •		1,700	1,707
2.848% due 06/04/2031 •		4,600	4,658
3.262% due 03/13/2023 •		1,130	1,135
3.803% due 03/11/2025 •		300	315
3.973% due 05/22/2030 •		1,140	1,238
4.000% due 03/09/2026 •(g)(h)		1,600	1,594
4.041% due 03/13/2028 •		1,020	1,103
4.250% due 08/18/2025		4,200	4,520
4.292% due 09/12/2026 •		1,000	1,081
4.583% due 06/19/2029 •		400	448
4.600% due 12/17/2030 •(g)(h)		2,450	2,454
4.700% due 03/09/2031 •(g)(h)		1,100	1,103
5.250% due 09/16/2022 •(g)(h)	EUR	1,000	1,176
5.875% due 09/28/2026 •(g)(h)	GBP	2,500	3,657
6.000% due 09/29/2023 •(g)(h)	EUR	1,700	2,096
6.000% due 05/22/2027 •(g)(h)		$700	755
6.250% due 03/23/2023 •(g)(h)		900	936
6.500% due 03/23/2028 •(g)(h)		2,800	3,089
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		300	289
3.875% due 11/13/2029		2,342	2,289
4.500% due 05/29/2029		2,300	2,341
4.950% due 11/07/2047		1,200	1,159
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	499
3.950% due 11/01/2027		643	690
4.650% due 04/01/2029		300	339
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		1,000	952
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027		400	433
ING Groep NV
5.750% due 11/16/2026 •(g)(h)		2,800	3,016
6.875% due 04/16/2022 •(g)(h)		1,000	1,017
International Lease Finance Corp. 8.625% due 01/15/2022		520	521
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	214
7.750% due 01/11/2027 •(g)(h)	EUR	1,300	1,799
Intrum AB 3.125% due 07/15/2024		2,300	2,631
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$1,900	1,922
3.250% due 01/24/2025		4,000	4,059
JAB Holdings BV 2.200% due 11/23/2030		1,000	980
Jefferies Finance LLC 5.000% due 08/15/2028		1,100	1,129
JPMorgan Chase & Co. 3.509% due 01/23/2029 •		10,000	10,721
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023	EUR	23,238	2,050
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		$700	717
Kilroy Realty LP
2.500% due 11/15/2032		890	863
3.050% due 02/15/2030		200	206
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	1,018
3.750% due 07/01/2029		300	330
KSA Sukuk Ltd.
2.894% due 04/20/2022		2,000	2,016
2.969% due 10/29/2029		380	400
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,230	1,239
LeasePlan Corp. NV
2.875% due 10/24/2024		600	619
7.375% due 05/29/2024 •(g)(h)	EUR	2,000	2,519
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	307
Life Storage LP
3.875% due 12/15/2027		$112	123
4.000% due 06/15/2029		150	167

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		100	115
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,700	4,254
Lloyds Bank PLC 7.500% due 04/02/2032 þ		$3,200	2,560
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		3,500	3,514
4.375% due 03/22/2028		200	225
4.550% due 08/16/2028		1,000	1,138
4.947% due 06/27/2025 •(g)(h)	EUR	1,900	2,362
7.500% due 09/27/2025 •(g)(h)		$2,400	2,713
7.625% due 06/27/2023 •(g)(h)	GBP	1,500	2,175
LPL Holdings, Inc. 4.000% due 03/15/2029		$3,885	3,984
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		3,550	3,733
5.750% due 02/01/2027		1,030	1,165
Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,356
6.500% due 05/01/2028		1,600	1,671
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,945
2.193% due 02/25/2025		3,500	3,572
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	229
2.201% due 07/10/2031 •		$2,500	2,447
2.869% due 09/13/2030 •		1,000	1,033
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,300	1,783
3.500% due 03/15/2031		$400	405
3.692% due 06/05/2028	GBP	3,300	4,674
4.625% due 08/01/2029		$4,750	5,019
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		2,000	2,086
Nationwide Building Society
3.766% due 03/08/2024 •		1,000	1,030
3.960% due 07/18/2030 •		2,400	2,639
4.363% due 08/01/2024 •		1,700	1,781
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		2,778	2,790
2.000% due 03/04/2025 •	EUR	700	829
2.500% due 03/22/2023		6,300	7,407
3.498% due 05/15/2023 •		$1,858	1,874
4.600% due 06/28/2031 •(g)(h)		1,700	1,670
5.125% due 05/12/2027 •(g)(h)	GBP	1,700	2,419
6.000% due 12/29/2025 •(g)(h)		$3,490	3,828
Navient Corp. 5.625% due 01/25/2025		100	98
NE Property BV 1.875% due 10/09/2026	EUR	400	467
Newmark Group, Inc. 6.125% due 11/15/2023		$1,825	1,955
NFP Corp. 6.875% due 08/15/2028		475	477
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		1,525	1,515
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,750
2.679% due 07/16/2030		2,300	2,292
Nordea Bank Abp 6.625% due 03/26/2026 •(g)(h)		1,500	1,710
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	749
4.950% due 04/01/2024		1,900	2,030
OneMain Finance Corp.
4.000% due 09/15/2030		550	542
5.375% due 11/15/2029		3,149	3,428
5.625% due 03/15/2023		4,400	4,601
6.125% due 03/15/2024		6,410	6,804
6.625% due 01/15/2028		20	22
6.875% due 03/15/2025		5,030	5,602
7.125% due 03/15/2026		1,740	1,986
8.250% due 10/01/2023		2,000	2,212
8.875% due 06/01/2025		510	546
Pacific LifeCorp 3.350% due 09/15/2050		1,000	1,078
Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,741
5.875% due 10/01/2028		2,025	2,109
7.500% due 06/01/2025		855	903
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,781
5.375% due 10/15/2025		2,760	2,839
5.750% due 09/15/2031		2,375	2,402

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		7,300	7,501
2.800% due 06/23/2030		1,300	1,342
3.800% due 06/23/2050		1,300	1,366
Physicians Realty LP
3.950% due 01/15/2028		23	25
4.300% due 03/15/2027		3,000	3,332
Piper Sandler Cos. 5.200% due 10/15/2023		2,100	2,101
PRA Group, Inc. 7.375% due 09/01/2025		4,090	4,350
Prudential PLC 3.125% due 04/14/2030		150	160
Radian Group, Inc.
4.875% due 03/15/2027		1,100	1,181
6.625% due 03/15/2025		400	442
Rayonier LP 2.750% due 05/17/2031		300	300
Realty Income Corp.
2.850% due 12/15/2032		500	519
3.100% due 12/15/2029		1,300	1,382
3.250% due 01/15/2031		800	861
3.400% due 01/15/2028		640	691
3.950% due 08/15/2027		438	486
4.875% due 06/01/2026		200	225
Regency Centers LP 2.950% due 09/15/2029		100	104
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		230	240
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,769
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,277
RLJ Lodging Trust LP
3.750% due 07/01/2026		975	981
4.000% due 09/15/2029		1,000	991
Rocket Mortgage LLC
3.625% due 03/01/2029		1,000	1,005
3.875% due 03/01/2031		560	569
4.000% due 10/15/2033		3,850	3,905
Sabra Health Care LP 3.900% due 10/15/2029		190	199
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,025	1,034
Santander Holdings USA, Inc. 3.244% due 10/05/2026		5,000	5,222
Santander UK Group Holdings PLC
0.262% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	573
3.373% due 01/05/2024 •		$200	204
3.823% due 11/03/2028 •		900	967
6.750% due 06/24/2024 •(g)(h)	GBP	2,550	3,726
7.375% due 06/24/2022 •(g)(h)		4,850	6,725
SBA Communications Corp. 3.875% due 02/15/2027		$2,020	2,083
SBA Tower Trust 2.328% due 07/15/2052		1,420	1,451
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		900	919
5.250% due 05/23/2023 (h)		600	622
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,600	1,634
5.950% due 10/24/2022		4,100	4,171
Sitka Holdings LLC 5.250% due 07/06/2026 •		5,265	5,390
SL Green Realty Corp. 4.500% due 12/01/2022		10,300	10,522
SLM Corp.
3.125% due 11/02/2026		1,550	1,537
4.200% due 10/29/2025		2,000	2,092
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	313
4.125% due 07/15/2023		200	208
Societe Generale S.A.
5.375% due 11/18/2030 •(g)(h)		1,500	1,579
6.750% due 04/06/2028 •(g)(h)		3,100	3,410
7.875% due 12/18/2023 •(g)(h)		800	878
Spirit Realty LP
3.200% due 01/15/2027		500	523
3.200% due 02/15/2031		820	849
3.400% due 01/15/2030		900	948
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	2,371
4.305% due 05/21/2030 •		2,600	2,908
4.750% due 01/14/2031 •(g)(h)		775	770
7.500% due 04/02/2022 •(g)(h)		1,000	1,016

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Stifel Financial Corp. 4.000% due 05/15/2030		980	1,076
STORE Capital Corp. 2.750% due 11/18/2030		675	670
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	389
2.348% due 01/15/2025		900	923
2.750% due 01/15/2030		1,900	1,947
Swedbank AB 6.000% due 03/17/2022 •(g)(h)		200	202
Synchrony Financial 2.875% due 10/28/2031		1,700	1,698
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	93	160
5.801% due 10/13/2040		200	352
6.052% due 10/13/2039		7,191	12,538
TP ICAP PLC 5.250% due 05/29/2026		4,900	7,368
Trust Fibra Uno
6.390% due 01/15/2050		$4,500	5,261
6.950% due 01/30/2044		1,620	1,983
UBS AG
5.125% due 05/15/2024 (h)		1,800	1,930
7.625% due 08/17/2022 (h)		19,500	20,256
UBS Group AG
2.095% due 02/11/2032 •		700	678
4.375% due 02/10/2031 •(g)(h)		900	891
5.750% due 02/19/2022 •(g)(h)	EUR	1,500	1,723
7.000% due 02/19/2025 •(g)(h)		$200	223
UniCredit SpA
2.200% due 07/22/2027 •	EUR	500	601
2.569% due 09/22/2026 •		$8,650	8,641
4.027% (US0003M + 3.900%) due 01/14/2022 ~		2,250	2,252
5.459% due 06/30/2035 •		1,400	1,527
6.572% due 01/14/2022		3,350	3,355
7.830% due 12/04/2023		8,300	9,258
9.250% due 06/03/2022 •(g)(h)	EUR	1,500	1,774
United Wholesale Mortgage LLC 5.500% due 11/15/2025		$2,000	2,040
UPC Broadband Finco BV 4.875% due 07/15/2031		2,000	2,043
VICI Properties LP
4.125% due 08/15/2030		625	662
4.250% due 12/01/2026		2,030	2,117
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	500	728
W R Berkley Corp. 4.000% due 05/12/2050		$650	746
Wells Fargo & Co.
2.164% due 02/11/2026 •		2,000	2,031
2.393% due 06/02/2028 •		2,900	2,949
3.000% due 04/22/2026		282	297
3.068% due 04/30/2041 •		2,100	2,158
3.196% due 06/17/2027 •		7,200	7,595
3.550% due 09/29/2025		400	427
Welltower, Inc. 4.250% due 04/15/2028		385	432
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,691
6.950% due 10/01/2027		460	582
7.375% due 03/15/2032		1,800	2,535
Willis North America, Inc. 2.950% due 09/15/2029		200	205

			953,953

INDUSTRIALS 29.4%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	2,000	2,759
Academy Ltd. 6.000% due 11/15/2027		$1,000	1,068
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	823
5.500% due 07/01/2028		1,000	1,053
Activision Blizzard, Inc. 2.500% due 09/15/2050		1,140	1,001
AdaptHealth LLC
4.625% due 08/01/2029		1,230	1,232
6.125% due 08/01/2028		1,050	1,115
Adevinta ASA
2.625% due 11/15/2025	EUR	1,000	1,166
3.000% due 11/15/2027		750	878
Adient U.S. LLC 9.000% due 04/15/2025		$300	319
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		2,085	2,188

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Agilent Technologies, Inc. 2.100% due 06/04/2030		370	363
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,350	1,342
Air Canada 3.875% due 08/15/2026		2,200	2,247
Air Canada Pass-Through Trust
3.600% due 09/15/2028		539	544
5.250% due 10/01/2030		1,252	1,365
Aker BP ASA
3.750% due 01/15/2030		800	848
4.000% due 01/15/2031		1,300	1,407
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,456	1,594
Albertsons Cos., Inc.
4.625% due 01/15/2027		100	105
4.875% due 02/15/2030		100	108
Alcon Finance Corp. 2.600% due 05/27/2030		900	909
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	543
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	520
3.550% due 10/01/2027		600	637
ALROSA Finance S.A.
3.100% due 06/25/2027		5,500	5,553
4.650% due 04/09/2024		2,200	2,309
Altice Financing S.A.
2.250% due 01/15/2025	EUR	300	334
3.000% due 01/15/2028		1,200	1,299
4.250% due 08/15/2029		1,000	1,117
5.750% due 08/15/2029		$6,375	6,321
Altice France Holding S.A.
8.000% due 05/15/2027	EUR	600	724
10.500% due 05/15/2027		$750	807
Altice France S.A.
2.125% due 02/15/2025	EUR	4,000	4,444
3.375% due 01/15/2028		1,025	1,138
4.250% due 10/15/2029		3,100	3,516
5.125% due 01/15/2029		$2,100	2,051
5.500% due 10/15/2029		5,225	5,156
8.125% due 02/01/2027		3,100	3,317
AMC Networks, Inc. 4.250% due 02/15/2029		4,430	4,410
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,950	3,930
3.000% due 04/15/2030		135	135
3.150% due 08/15/2033		326	330
3.200% due 12/15/2029		1,529	1,541
3.350% due 04/15/2031		1,540	1,571
3.375% due 11/01/2028		1,150	1,142
3.575% due 07/15/2029		987	1,004
3.600% due 03/22/2029		739	764
3.600% due 04/15/2031		146	142
3.650% due 08/15/2030		313	327
3.700% due 04/01/2028		313	318
American Airlines, Inc.
5.500% due 04/20/2026		7,275	7,576
5.750% due 04/20/2029		3,175	3,400
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		2,325	2,323
4.000% due 01/15/2028		490	502
Amgen, Inc.
3.150% due 02/21/2040		4,500	4,624
4.000% due 09/13/2029	GBP	100	157
AMN Healthcare, Inc. 4.000% due 04/15/2029		$675	685
ANGI Group LLC 3.875% due 08/15/2028		1,810	1,772
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		1,300	1,311
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	610
4.600% due 04/15/2048		3,000	3,676
4.750% due 01/23/2029		1,620	1,887
4.750% due 04/15/2058		720	893
4.950% due 01/15/2042		2,100	2,640
Antofagasta PLC 2.375% due 10/14/2030		800	761
Apache Corp.
4.625% due 11/15/2025		1,680	1,806
4.875% due 11/15/2027		870	950
Apple, Inc. 2.950% due 09/11/2049		3,250	3,357
Arches Buyer, Inc. 4.250% due 06/01/2028		1,505	1,507

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Arconic Corp. 6.125% due 02/15/2028		420	448
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		1,600	1,638
5.250% due 08/15/2027		300	302
Arrow Electronics, Inc. 3.250% due 09/08/2024		300	313
Ashtead Capital, Inc. 4.000% due 05/01/2028		700	732
At Home Group, Inc. 7.125% due 07/15/2029		1,000	984
Atlantia SpA 1.625% due 02/03/2025	EUR	500	580
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028		$650	656
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,783
3.875% due 11/01/2029		$1,925	1,949
4.625% due 07/15/2028		1,820	1,900
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,211
4.750% due 06/15/2027		1,150	1,200
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,000	991
3.875% due 01/15/2028		1,475	1,496
4.000% due 10/15/2030		4,300	4,234
4.375% due 01/15/2028		4,660	4,761
BAE Systems PLC 3.400% due 04/15/2030		1,000	1,069
Baidu, Inc.
1.720% due 04/09/2026		1,000	989
3.075% due 04/07/2025		400	415
3.425% due 04/07/2030		600	631
3.875% due 09/29/2023		1,100	1,147
Ball Corp. 2.875% due 08/15/2030		1,430	1,390
BAT Capital Corp.
1.036% (US0003M + 0.880%) due 08/15/2022 ~		230	231
3.222% due 08/15/2024		1,924	2,001
3.557% due 08/15/2027		1,074	1,127
4.390% due 08/15/2037		770	813
4.540% due 08/15/2047		766	803
Bausch Health Americas, Inc. 8.500% due 01/31/2027		270	284
Bausch Health Cos., Inc.
5.000% due 01/30/2028		500	461
5.250% due 01/30/2030		1,000	882
5.500% due 11/01/2025		500	509
6.250% due 02/15/2029		500	476
7.000% due 01/15/2028		200	199
9.000% due 12/15/2025		400	422
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,273
4.375% due 12/15/2028		800	894
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,700	1,738
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (c)		75	74
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		1,000	1,036
Becton Dickinson and Co.
2.823% due 05/20/2030		270	280
3.794% due 05/20/2050		300	338
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	2,725	3,560
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$1,147	865
Black Knight InfoServ LLC 3.625% due 09/01/2028		1,230	1,230
Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,602
Block, Inc.
2.750% due 06/01/2026		1,325	1,328
3.500% due 06/01/2031		1,900	1,951
Bloomin' Brands, Inc. 5.125% due 04/15/2029		300	305
Boardwalk Pipelines LP 3.400% due 02/15/2031		1,260	1,303
Boeing Co.
2.750% due 02/01/2026		500	515
3.250% due 02/01/2028		2,390	2,492
3.625% due 02/01/2031		1,975	2,109
5.040% due 05/01/2027		1,000	1,127
5.150% due 05/01/2030		1,435	1,673
5.705% due 05/01/2040		580	746
5.805% due 05/01/2050		2,000	2,713

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

5.930% due 05/01/2060		2,570	3,576
Bombardier, Inc.
6.000% due 02/15/2028		1,300	1,306
7.125% due 06/15/2026		2,350	2,441
7.500% due 12/01/2024		3,330	3,474
7.500% due 03/15/2025		2,000	2,040
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		1,770	1,804
Boston Scientific Corp. 2.650% due 06/01/2030		720	735
Boyd Gaming Corp. 4.750% due 06/15/2031		925	945
Boyne USA, Inc. 4.750% due 05/15/2029		1,000	1,032
BRF S.A. 5.750% due 09/21/2050		3,700	3,687
Brink's Co. 5.500% due 07/15/2025		2,070	2,155
Bristol-Myers Squibb Co. 4.125% due 06/15/2039		240	284
British Airways Pass-Through Trust
2.900% due 09/15/2036		1,275	1,275
4.250% due 05/15/2034		945	1,008
Broadcom, Inc.
2.600% due 02/15/2033		1,000	976
3.137% due 11/15/2035		906	912
3.187% due 11/15/2036		6,240	6,239
3.419% due 04/15/2033		2,380	2,498
3.469% due 04/15/2034		5,534	5,800
3.500% due 02/15/2041		1,625	1,671
3.750% due 02/15/2051		1,100	1,153
4.110% due 09/15/2028		602	661
4.150% due 11/15/2030		759	842
4.300% due 11/15/2032		1,590	1,789
Brunello Bidco SpA 3.500% due 02/15/2028	EUR	400	452
Buckeye Partners LP
4.125% due 03/01/2025		$1,020	1,054
4.500% due 03/01/2028		1,330	1,342
Builders FirstSource, Inc.
4.250% due 02/01/2032		1,425	1,478
6.750% due 06/01/2027		142	150
BWX Technologies, Inc. 4.125% due 06/30/2028		1,770	1,799
CA Magnum Holdings 5.375% due 10/31/2026		2,200	2,280
Cable One, Inc. 4.000% due 11/15/2030		1,575	1,546
Cablevision Lightpath LLC
3.875% due 09/15/2027		1,000	971
5.625% due 09/15/2028		600	592
Caesars Entertainment, Inc. 6.250% due 07/01/2025		3,120	3,279
Caesars Resort Collection LLC 5.750% due 07/01/2025		2,230	2,332
Camelot Finance S.A. 4.500% due 11/01/2026		200	207
Cameron LNG LLC
3.302% due 01/15/2035		300	314
3.402% due 01/15/2038		400	414
3.701% due 01/15/2039		300	324
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		2,095	2,136
Carnival Corp.
4.000% due 08/01/2028		6,550	6,514
10.500% due 02/01/2026		1,825	2,085
Catalent Pharma Solutions, Inc.
3.500% due 04/01/2030		2,300	2,297
5.000% due 07/15/2027		140	146
CCO Holdings LLC
4.250% due 01/15/2034		1,900	1,873
4.500% due 05/01/2032		600	618
4.500% due 06/01/2033		5,375	5,492
5.125% due 05/01/2027		6,000	6,187
5.375% due 06/01/2029		1,000	1,081
CDW LLC 3.250% due 02/15/2029		2,155	2,177
Cenovus Energy, Inc. 5.375% due 07/15/2025		304	336
Centene Corp. 4.250% due 12/15/2027		2,200	2,297
Central Garden & Pet Co. 4.125% due 10/15/2030		1,200	1,212
CF Industries, Inc. 5.150% due 03/15/2034		2,825	3,421

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

CH Robinson Worldwide, Inc. 4.200% due 04/15/2028		200	225
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,300	1,315
4.000% due 03/15/2031		375	385
4.250% due 05/01/2028		420	437
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		3,604	3,684
3.500% due 06/01/2041		2,200	2,149
3.700% due 04/01/2051		1,000	969
3.750% due 02/15/2028		1,300	1,394
3.850% due 04/01/2061		3,325	3,145
3.900% due 06/01/2052		1,875	1,884
4.400% due 12/01/2061		2,525	2,619
4.800% due 03/01/2050		4,500	5,051
4.908% due 07/23/2025		3,700	4,077
5.125% due 07/01/2049		5,540	6,442
5.375% due 04/01/2038		500	598
5.375% due 05/01/2047		100	120
6.484% due 10/23/2045		2,200	3,011
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,512
5.875% due 03/31/2025		4,950	5,490
7.000% due 06/30/2024		200	221
Cheniere Energy Partners LP 4.000% due 03/01/2031		3,525	3,703
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,625	3,862
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,381
5.500% due 01/15/2028		$300	304
Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,686
5.875% due 02/01/2029		225	241
Chobani LLC 4.625% due 11/15/2028		1,275	1,312
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,970
Cinemark USA, Inc. 5.875% due 03/15/2026		200	203
Citrix Systems, Inc. 3.300% due 03/01/2030		1,445	1,468
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,737
4.875% due 07/01/2029		1,200	1,219
Clearwater Paper Corp. 4.750% due 08/15/2028		980	1,001
CommScope Technologies LLC 5.000% due 03/15/2027		1,000	936
CommScope, Inc.
4.750% due 09/01/2029		3,175	3,161
6.000% due 03/01/2026		593	612
7.125% due 07/01/2028		3,110	3,060
8.250% due 03/01/2027		965	993
Community Health Systems, Inc.
4.750% due 02/15/2031		400	404
5.625% due 03/15/2027		2,275	2,410
6.000% due 01/15/2029		1,000	1,068
6.625% due 02/15/2025		290	300
6.875% due 04/15/2029		2,975	3,035
8.000% due 03/15/2026		2,640	2,778
Connect Finco SARL 6.750% due 10/01/2026		2,840	2,989
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	556
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	1,137
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		1,521	424
Continental Resources, Inc. 4.375% due 01/15/2028		500	541
Continental Wind LLC 6.000% due 02/28/2033		185	210
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		3,660	3,917
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(d)		2,700	0
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		4,000	4,273
4.250% due 07/17/2042		2,600	2,879
CoStar Group, Inc. 2.800% due 07/15/2030		1,020	1,021
Coty, Inc.
3.875% due 04/15/2026	EUR	775	903
5.000% due 04/15/2026		$3,675	3,791

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Cox Communications, Inc. 3.150% due 08/15/2024	1,013	1,056
Crocs, Inc. 4.250% due 03/15/2029	575	569
CSC Holdings LLC
3.375% due 02/15/2031	1,700	1,594
4.625% due 12/01/2030	3,000	2,844
5.375% due 02/01/2028	900	933
6.500% due 02/01/2029	1,800	1,930
CVS Health Corp.
3.250% due 08/15/2029	100	107
4.300% due 03/25/2028	526	591
4.780% due 03/25/2038	715	872
CVS Pass-Through Trust
5.773% due 01/10/2033	262	306
5.926% due 01/10/2034	28	33
6.036% due 12/10/2028	69	79
6.943% due 01/10/2030	6,602	7,826
7.507% due 01/10/2032	4,731	5,861
8.353% due 07/10/2031	1,033	1,316
DAE Funding LLC
1.550% due 08/01/2024	2,250	2,236
1.625% due 02/15/2024	5,700	5,600
2.625% due 03/20/2025	4,000	4,029
DaVita, Inc.
3.750% due 02/15/2031	3,930	3,836
4.625% due 06/01/2030	5,400	5,538
DCP Midstream Operating LP
3.250% due 02/15/2032	2,350	2,371
5.625% due 07/15/2027	1,170	1,323
Dell International LLC
3.450% due 12/15/2051	3,000	2,886
4.900% due 10/01/2026	2,640	2,975
5.300% due 10/01/2029	3,170	3,720
6.020% due 06/15/2026	3,300	3,818
8.100% due 07/15/2036	594	905
8.350% due 07/15/2046	717	1,195
Dell, Inc. 6.500% due 04/15/2038	1,920	2,480
Delta Air Lines, Inc.
4.500% due 10/20/2025	3,600	3,786
4.750% due 10/20/2028	4,405	4,814
7.375% due 01/15/2026	1,350	1,591
Devon Energy Corp.
4.500% due 01/15/2030	345	371
5.875% due 06/15/2028	182	197
Diamond Foreign Asset Co. (9.000% Cash and 4.000% PIK) 13.000% due 04/22/2027 (c)	89	88
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «(b)	47	47
Diamond Sports Group LLC
5.375% due 08/15/2026	3,163	1,585
6.625% due 08/15/2027 (k)	1,677	474
Diamondback Energy, Inc. 4.750% due 05/31/2025	450	493
DIRECTV Holdings LLC 5.875% due 08/15/2027	3,700	3,793
DISH DBS Corp.
5.250% due 12/01/2026	2,600	2,646
5.750% due 12/01/2028	5,250	5,312
5.875% due 07/15/2022	1,300	1,323
DT Midstream, Inc.
4.125% due 06/15/2029	2,880	2,953
4.375% due 06/15/2031	2,780	2,895
Dun & Bradstreet Corp. 6.875% due 08/15/2026	1,175	1,223
eBay, Inc. 2.700% due 03/11/2030	1,090	1,115
Ecopetrol S.A. 7.375% due 09/18/2043	3,130	3,455
Edgewell Personal Care Co.
4.125% due 04/01/2029	3,600	3,632
5.500% due 06/01/2028	1,200	1,275
Edwards Lifesciences Corp. 4.300% due 06/15/2028	368	414
Elanco Animal Health, Inc. 5.900% due 08/28/2028	2,070	2,404
Embotelladora Andina S.A. 3.950% due 01/21/2050	1,000	1,037
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	1,700	1,466
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	1,000	1,065
4.700% due 05/07/2050	4,700	5,471
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~	1,600	1,601

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Endure Digital, Inc. 6.000% due 02/15/2029	1,325	1,234
Energean Israel Finance Ltd. 4.875% due 03/30/2026	1,850	1,841
Energizer Holdings, Inc.
4.375% due 03/31/2029	2,175	2,126
4.750% due 06/15/2028	3,160	3,232
Energy Transfer LP
3.750% due 05/15/2030	780	827
5.000% due 05/15/2050	675	779
5.250% due 04/15/2029	200	229
5.875% due 01/15/2024	130	140
5.950% due 12/01/2025	40	46
6.125% due 12/15/2045	2,880	3,590
6.500% due 02/01/2042	800	1,033
EnLink Midstream LLC 5.625% due 01/15/2028	750	781
Enterprise Products Operating LLC
3.125% due 07/31/2029	750	797
4.200% due 01/31/2050	200	225
EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	2,312
6.000% due 07/01/2025	390	425
6.500% due 07/01/2027	1,930	2,164
EQT Corp.
3.000% due 10/01/2022	300	303
3.125% due 05/15/2026	475	488
5.000% due 01/15/2029	900	998
7.500% due 02/01/2030	1,900	2,444
Expedia Group, Inc.
2.950% due 03/15/2031	1,350	1,349
3.250% due 02/15/2030	690	705
3.600% due 12/15/2023	1,000	1,040
4.625% due 08/01/2027	400	446
6.250% due 05/01/2025	1,323	1,494
F-Brasile SpA 7.375% due 08/15/2026	800	797
FAGE International S.A. 5.625% due 08/15/2026	741	760
Fair Isaac Corp.
4.000% due 06/15/2028	2,200	2,265
5.250% due 05/15/2026	300	330
Ferguson Finance PLC 3.250% due 06/02/2030	600	631
First Student Bidco, Inc. 4.000% due 07/31/2029	2,675	2,604
Fiserv, Inc.
3.500% due 07/01/2029	1,200	1,292
4.400% due 07/01/2049	520	621
Flex Acquisition Co., Inc. 6.875% due 01/15/2025	100	100
Ford Motor Co. 3.250% due 02/12/2032	1,900	1,949
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	590	624
4.000% due 09/21/2023	805	844
Foundation Building Materials, Inc. 6.000% due 03/01/2029	375	369
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,920	3,034
4.375% due 08/01/2028	1,000	1,050
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	2,940	2,813
Fresnillo PLC 4.250% due 10/02/2050	2,000	2,098
Frontier Communications Holdings LLC
5.000% due 05/01/2028	1,575	1,625
5.875% due 10/15/2027	2,750	2,912
6.750% due 05/01/2029	1,575	1,640
Full House Resorts, Inc. 8.250% due 02/15/2028	2,975	3,128
Gap, Inc.
3.625% due 10/01/2029	3,400	3,368
3.875% due 10/01/2031	1,550	1,531
Garda World Security Corp. 4.625% due 02/15/2027	660	657
Gartner, Inc.
3.750% due 10/01/2030	2,950	3,020
4.500% due 07/01/2028	910	952
Gazprom PJSC Via Gaz Capital S.A.
5.150% due 02/11/2026	3,000	3,216
6.510% due 03/07/2022	6,400	6,464
8.625% due 04/28/2034	5,500	7,779
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	649	776

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

General Motors Co. 6.800% due 10/01/2027 (i)		600	737
Gerdau Trade, Inc. 4.875% due 10/24/2027		1,500	1,640
Global Medical Response, Inc. 6.500% due 10/01/2025		1,275	1,291
Global Partners LP 6.875% due 01/15/2029		1,670	1,751
Global Payments, Inc.
2.650% due 02/15/2025		210	216
2.900% due 05/15/2030		1,200	1,223
3.200% due 08/15/2029		2,150	2,242
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		500	486
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	300
goeasy Ltd.
4.375% due 05/01/2026		1,125	1,146
5.375% due 12/01/2024		4,030	4,145
Graphic Packaging International LLC 3.500% due 03/01/2029		2,260	2,246
Gray Oak Pipeline LLC 3.450% due 10/15/2027		2,870	3,001
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029		500	516
Griffon Corp. 5.750% due 03/01/2028		3,000	3,122
Grifols Escrow Issuer S.A.
3.875% due 10/15/2028	EUR	1,750	2,005
4.750% due 10/15/2028		$900	920
Gruenenthal GmbH
3.625% due 11/15/2026	EUR	1,500	1,759
4.125% due 05/15/2028		4,000	4,708
Guara Norte SARL 5.198% due 06/15/2034		$1,631	1,605
GYP Holdings Corp. 4.625% due 05/01/2029		400	402
Hanesbrands, Inc. 4.875% due 05/15/2026		3,000	3,210
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (k)		1,125	1,179
HCA, Inc.
3.500% due 09/01/2030		1,680	1,779
4.500% due 02/15/2027		3,360	3,703
5.250% due 06/15/2026		100	113
5.375% due 09/01/2026		2,813	3,165
5.625% due 09/01/2028		3,585	4,195
5.875% due 02/15/2026		205	231
5.875% due 02/01/2029		1,679	2,003
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,983
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	6,352
3.750% due 05/01/2029		5,000	5,045
4.000% due 05/01/2031		1,375	1,408
5.750% due 05/01/2028		1,500	1,605
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	1,102
5.000% due 06/01/2029		1,675	1,719
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	600
Hologic, Inc. 3.250% due 02/15/2029		2,650	2,654
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		900	923
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		1,400	1,404
1.300% due 10/01/2023		1,000	1,000
Hyundai Capital America 1.150% due 11/10/2022		1,000	1,003
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	550
8.375% due 05/01/2027		959	1,013
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	2,200	2,541
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,200	1,396
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,650	1,705
IHS Markit Ltd.
3.625% due 05/01/2024		170	179
4.000% due 03/01/2026		300	325
4.250% due 05/01/2029		400	456
4.750% due 02/15/2025		2,175	2,374
4.750% due 08/01/2028		345	401

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Imola Merger Corp. 4.750% due 05/15/2029		2,325	2,390
Industrias Penoles S.A.B. de C.V.
4.150% due 09/12/2029		700	756
4.750% due 08/06/2050		800	876
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	1,000	1,134
3.375% due 01/15/2026		$1,100	1,105
Infor, Inc. 1.750% due 07/15/2025		900	895
Ingevity Corp. 3.875% due 11/01/2028		1,360	1,326
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,130	1,233
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	2,215
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		387	59
Intelsat Jackson Holdings S.A.
1.000% due 12/01/2029 «(b)		5,213	5,208
8.000% due 02/15/2024		610	620
8.500% due 10/15/2024 ^(d)		7,415	3,406
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		2,000	1,963
3.468% due 12/01/2050		1,320	1,386
International Game Technology PLC 5.250% due 01/15/2029		2,000	2,122
IQVIA, Inc. 5.000% due 05/15/2027		1,500	1,555
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)		575	582
Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028	EUR	3,000	3,488
5.875% due 11/15/2024		2,900	3,575
6.875% due 11/15/2026 (k)		2,600	3,363
7.750% due 10/15/2025		$1,600	1,732
Jazz Securities DAC 4.375% due 01/15/2029		1,000	1,037
JELD-WEN, Inc. 4.625% due 12/15/2025		100	101
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,794	1,942
John Lewis PLC 4.250% due 12/18/2034	GBP	800	1,118
Kansas City Southern
3.500% due 05/01/2050		$500	534
4.200% due 11/15/2069		270	320
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431% due 07/01/2031		1,800	1,781
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	14,205
7.800% due 08/01/2031		2,300	3,275
Kraft Heinz Foods Co.
3.875% due 05/15/2027		1,000	1,081
4.375% due 06/01/2046		7,600	8,919
5.000% due 07/15/2035		1,531	1,876
5.000% due 06/04/2042		6,000	7,480
5.200% due 07/15/2045		4,180	5,327
6.875% due 01/26/2039		1,000	1,472
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026		100	99
7.000% due 12/31/2027		700	661
LABL, Inc. 6.750% due 07/15/2026		120	124
Lamar Media Corp.
3.625% due 01/15/2031		775	756
3.750% due 02/15/2028		1,050	1,054
4.000% due 02/15/2030		500	508
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028		1,650	1,788
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,643
LBM Acquisition LLC 6.250% due 01/15/2029		2,100	2,079
Legacy LifePoint Health LLC 4.375% due 02/15/2027		600	605
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		500	503
Leidos, Inc.
2.300% due 02/15/2031		950	916
4.375% due 05/15/2030		640	714
Lenovo Group Ltd. 3.421% due 11/02/2030		3,000	3,028
Level 3 Financing, Inc.
3.400% due 03/01/2027		600	620
3.625% due 01/15/2029		4,850	4,615

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.750% due 07/15/2029		1,825	1,737
3.875% due 11/15/2029		980	999
4.250% due 07/01/2028		900	892
Leviathan Bond Ltd.
5.750% due 06/30/2023		2,000	2,058
6.500% due 06/30/2027		1,470	1,581
LifePoint Health, Inc. 5.375% due 01/15/2029		1,875	1,868
Lithia Motors, Inc. 3.875% due 06/01/2029		1,850	1,892
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,210	1,204
4.750% due 10/15/2027		480	494
LogMeIn, Inc. 5.500% due 09/01/2027		2,060	2,087
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026		1,550	1,569
Madison IAQ LLC 5.875% due 06/30/2029		1,100	1,102
Marriott International, Inc.
3.500% due 10/15/2032		2,210	2,318
4.625% due 06/15/2030		600	676
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		975	983
4.750% due 01/15/2028		150	152
6.125% due 09/15/2025		461	481
Marvell Technology, Inc. 4.200% due 06/22/2023		331	344
Masco Corp. 4.500% due 05/15/2047		490	589
Masonite International Corp. 3.500% due 02/15/2030		6,600	6,535
Mattel, Inc.
3.375% due 04/01/2026		875	898
3.750% due 04/01/2029		725	752
5.875% due 12/15/2027		400	431
MEG Energy Corp.
5.875% due 02/01/2029		550	577
7.125% due 02/01/2027		1,100	1,173
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	690
5.250% due 04/26/2026		1,700	1,681
5.375% due 12/04/2029		5,900	5,732
5.625% due 07/17/2027		1,630	1,611
5.750% due 07/21/2028		200	201
Mercer International, Inc. 5.125% due 02/01/2029		1,500	1,535
MGM China Holdings Ltd.
4.750% due 02/01/2027		4,800	4,759
5.250% due 06/18/2025		300	298
5.375% due 05/15/2024		2,250	2,245
5.875% due 05/15/2026		2,675	2,684
MGM Resorts International
5.500% due 04/15/2027		1,110	1,183
7.750% due 03/15/2022		1,630	1,652
Midas OpCo Holdings LLC 5.625% due 08/15/2029		3,000	3,076
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,600	1,610
Mileage Plus Holdings LLC 6.500% due 06/20/2027		900	962
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,580
MMK International Capital DAC 4.375% due 06/13/2024		$3,300	3,445
Mozart Debt Merger Sub, Inc. 5.250% due 10/01/2029		1,375	1,397
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		2,175	2,208
MPLX LP
3.500% due 12/01/2022		200	204
4.250% due 12/01/2027		100	111
MSCI, Inc.
3.625% due 09/01/2030		200	205
4.000% due 11/15/2029		1,590	1,664
National Fuel Gas Co. 2.950% due 03/01/2031		1,150	1,157
NCL Corp. Ltd.
3.625% due 12/15/2024		2,150	2,031
10.250% due 02/01/2026		988	1,150
NCR Corp.
5.000% due 10/01/2028		3,740	3,858
5.250% due 10/01/2030		1,050	1,080
NESCO Holdings, Inc. 5.500% due 04/15/2029		1,400	1,448

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	6,194
3.625% due 06/15/2030		2,000	2,718
3.875% due 11/15/2029		3,200	4,405
4.875% due 06/15/2030		$2,560	2,990
5.375% due 11/15/2029		1,905	2,265
5.500% due 02/15/2022		300	302
5.875% due 11/15/2028		5,900	7,105
6.375% due 05/15/2029		1,070	1,331
New Albertson's LP 6.570% due 02/23/2028		800	882
Newell Brands, Inc. 4.875% due 06/01/2025		480	524
Nexstar Media, Inc. 5.625% due 07/15/2027		450	475
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024	EUR	1,000	1,139
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025		$68	69
Nielsen Finance LLC
4.750% due 07/15/2031		1,250	1,236
5.625% due 10/01/2028		2,600	2,689
5.875% due 10/01/2030		1,680	1,776
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,500	1,904
4.345% due 09/17/2027		$3,000	3,241
4.810% due 09/17/2030		6,580	7,367
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		682	758
Nokia Oyj 4.375% due 06/12/2027		865	935
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,448
NortonLifeLock, Inc. 5.000% due 04/15/2025		185	187
Novelis Corp.
3.250% due 11/15/2026		600	606
3.875% due 08/15/2031		700	697
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,939
6.375% due 10/01/2030		1,310	1,456
NVR, Inc. 3.000% due 05/15/2030		940	978
NXP BV
3.150% due 05/01/2027		200	210
3.875% due 06/18/2026		1,400	1,513
Occidental Petroleum Corp.
3.200% due 08/15/2026		100	103
3.500% due 08/15/2029		113	116
4.400% due 08/15/2049		350	355
4.625% due 06/15/2045		765	795
5.500% due 12/01/2025 (i)		4,325	4,802
5.875% due 09/01/2025		2,500	2,759
6.375% due 09/01/2028		3,980	4,731
6.450% due 09/15/2036		250	319
6.625% due 09/01/2030		1,990	2,466
8.000% due 07/15/2025		3,450	4,031
8.875% due 07/15/2030		3,340	4,510
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (f)(g)		3,197	31
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	2,005
4.250% due 10/01/2028		$2,200	2,191
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,868
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	619
Oracle Corp.
3.600% due 04/01/2040		2,110	2,120
3.600% due 04/01/2050		4,700	4,611
3.800% due 11/15/2037		600	628
3.850% due 04/01/2060		4,700	4,655
3.950% due 03/25/2051 (i)		1,200	1,248
4.000% due 11/15/2047		3,000	3,122
Organon & Co.
4.125% due 04/30/2028		9,500	9,671
5.125% due 04/30/2031		2,100	2,198
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		490	527
7.375% due 06/01/2025		78	82
Outfront Media Capital LLC
4.250% due 01/15/2029		950	953
4.625% due 03/15/2030		300	300
5.000% due 08/15/2027		460	471
Owens & Minor, Inc. 4.500% due 03/31/2029		915	939

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,000	994
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,100	3,019
Panasonic Corp. 2.536% due 07/19/2022		800	806
Papa John's International, Inc. 3.875% due 09/15/2029		1,100	1,096
Patterson-UTI Energy, Inc. 3.950% due 02/01/2028		100	101
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,354
Pelabuhan Indonesia PT 5.375% due 05/05/2045		2,000	2,368
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		110	113
3.350% due 11/01/2029		100	106
3.450% due 07/01/2024		1,610	1,688
Performance Food Group, Inc.
4.250% due 08/01/2029		1,000	994
5.500% due 10/15/2027		450	470
6.875% due 05/01/2025		800	838
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		800	812
Pertamina Persero PT
4.150% due 02/25/2060		1,000	1,008
4.175% due 01/21/2050		1,500	1,548
4.700% due 07/30/2049		3,000	3,283
5.625% due 05/20/2043		3,900	4,620
6.500% due 05/27/2041		3,000	3,891
6.500% due 11/07/2048		3,500	4,685
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		11,221	463
5.500% due 04/12/2037 ^(d)		47,485	1,961
Petroleos Mexicanos
5.950% due 01/28/2031		1,000	974
6.350% due 02/12/2048		4,526	3,882
6.375% due 01/23/2045		8,510	7,406
6.625% due 06/15/2035		6,010	5,785
6.625% due 06/15/2038		6,400	5,865
6.700% due 02/16/2032		7,538	7,628
6.750% due 09/21/2047		13,456	11,969
6.950% due 01/28/2060		8,712	7,793
7.690% due 01/23/2050		23,770	22,985
Petronas Capital Ltd. 4.550% due 04/21/2050		3,900	4,843
Petrorio Luxembourg SARL 6.125% due 06/09/2026		1,800	1,808
PetSmart, Inc.
4.750% due 02/15/2028		1,950	2,005
7.750% due 02/15/2029		825	898
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		518	542
Pilgrim's Pride Corp. 5.875% due 09/30/2027		400	423
PM General Purchaser LLC 9.500% due 10/01/2028		1,450	1,471
Post Holdings, Inc.
4.500% due 09/15/2031		2,950	2,933
4.625% due 04/15/2030		3,080	3,143
5.625% due 01/15/2028		200	212
PRA Health Sciences Inc 2.875% due 07/15/2026		300	301
Premier Entertainment Sub LLC
5.625% due 09/01/2029		400	397
5.875% due 09/01/2031		3,000	3,015
Presidio Holdings, Inc.
4.875% due 02/01/2027		1,810	1,866
8.250% due 02/01/2028		460	491
Prestige Brands, Inc.
3.750% due 04/01/2031		850	826
5.125% due 01/15/2028		100	104
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,250	3,449
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	3,287
5.750% due 04/15/2026		1,440	1,548
6.250% due 01/15/2028		810	846
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,726
1.985% due 07/13/2033		2,350	2,614
2.031% due 08/03/2032		1,100	1,244
3.061% due 07/13/2031		$1,850	1,805
3.680% due 01/21/2030		1,200	1,236
3.832% due 02/08/2051		2,000	1,870
4.027% due 08/03/2050		900	867

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

PTC, Inc. 4.000% due 02/15/2028		200	204
Qatar Energy 3.125% due 07/12/2041		3,000	3,040
Quanta Services, Inc. 2.900% due 10/01/2030		975	993
Radiate Holdco LLC
4.500% due 09/15/2026		4,000	4,045
6.500% due 09/15/2028		1,300	1,308
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,257	1,411
6.332% due 09/30/2027		500	566
Rattler Midstream LP 5.625% due 07/15/2025		2,450	2,550
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	700	783
Rede D'or Finance SARL 4.500% due 01/22/2030		$684	667
RELX Capital, Inc. 3.000% due 05/22/2030		500	525
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		800	834
Resolute Forest Products, Inc. 4.875% due 03/01/2026		275	280
Rockcliff Energy LLC 5.500% due 10/15/2029		900	929
Rockies Express Pipeline LLC
3.600% due 05/15/2025		70	72
4.800% due 05/15/2030		1,430	1,493
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	1,021
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,264
5.750% due 10/15/2027		$1,600	1,771
5.750% due 10/15/2027	GBP	2,550	3,847
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$350	371
11.500% due 06/01/2025		1,313	1,472
RP Escrow Issuer LLC 5.250% due 12/15/2025		925	934
S&P Global, Inc. 3.250% due 12/01/2049		700	761
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,597
5.625% due 03/01/2025		7,544	8,382
5.750% due 05/15/2024		4,900	5,332
Sabre GLBL, Inc. 7.375% due 09/01/2025		740	774
Sands China Ltd.
2.850% due 03/08/2029		3,700	3,487
3.250% due 08/08/2031		2,100	1,976
3.800% due 01/08/2026		1,000	1,006
5.125% due 08/08/2025		2,100	2,205
5.400% due 08/08/2028		4,100	4,420
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,350
Sasol Financing USA LLC
4.375% due 09/18/2026		1,800	1,813
5.875% due 03/27/2024		5,300	5,538
Saudi Arabian Oil Co.
2.250% due 11/24/2030		800	780
3.250% due 11/24/2050		550	537
3.500% due 11/24/2070		2,000	1,954
Scientific Games International, Inc. 8.625% due 07/01/2025		1,190	1,272
Scripps Escrow, Inc.
3.875% due 01/15/2029		975	975
5.875% due 07/15/2027		475	500
Seagate HDD Cayman
3.125% due 07/15/2029		2,000	1,958
3.375% due 07/15/2031		3,050	2,981
4.125% due 01/15/2031		590	615
Sensata Technologies BV 4.000% due 04/15/2029		2,500	2,557
Shift4 Payments LLC 4.625% due 11/01/2026		600	622
SIG Combibloc PurchaseCo SARL
1.875% due 06/18/2023	EUR	1,400	1,637
2.125% due 06/18/2025		1,400	1,675
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	247
Sinclair Television Group, Inc. 4.125% due 12/01/2030		1,125	1,068
Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,300	1,277
4.125% due 07/01/2030		2,740	2,745

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,644
Southern Co. 3.700% due 04/30/2030		3,200	3,484
Southwestern Energy Co. 5.375% due 02/01/2029		660	699
Spectrum Brands, Inc.
3.875% due 03/15/2031		425	420
5.500% due 07/15/2030		2,100	2,255
Speedway Motorsports LLC 4.875% due 11/01/2027		950	970
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		2,400	2,520
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		81	80
4.100% due 10/01/2029		393	406
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		975	1,021
5.152% due 09/20/2029		2,200	2,429
SRS Distribution, Inc.
4.625% due 07/01/2028		1,525	1,533
6.125% due 07/01/2029		500	510
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	4,464
3.375% due 01/15/2031		$6,420	6,195
4.375% due 07/15/2030		1,190	1,217
4.750% due 01/15/2028		1,200	1,241
5.000% due 02/15/2027		1,170	1,206
Staples, Inc. 7.500% due 04/15/2026		1,931	1,987
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,229
4.625% due 12/01/2031		2,000	2,020
Stericycle, Inc. 3.875% due 01/15/2029		1,425	1,406
Stevens Holding Co., Inc. 6.125% due 10/01/2026		240	256
Stryker Corp. 2.900% due 06/15/2050		600	605
Studio City Finance Ltd. 5.000% due 01/15/2029		1,550	1,390
Suburban Propane Partners LP 5.000% due 06/01/2031		1,075	1,089
Sunoco LP 4.500% due 05/15/2029		1,875	1,907
Superior Plus LP 4.500% due 03/15/2029		800	823
Switch Ltd. 3.750% due 09/15/2028		2,240	2,260
Syneos Health, Inc. 3.625% due 01/15/2029		1,500	1,483
T-Mobile USA, Inc.
1.500% due 02/15/2026		700	692
2.050% due 02/15/2028		2,300	2,285
2.250% due 02/15/2026		1,300	1,305
2.550% due 02/15/2031		1,165	1,160
2.625% due 02/15/2029		350	345
2.875% due 02/15/2031		3,210	3,176
3.000% due 02/15/2041		1,700	1,663
3.300% due 02/15/2051		1,000	979
3.500% due 04/15/2031		2,675	2,788
3.750% due 04/15/2027		760	823
3.875% due 04/15/2030		5,550	6,076
4.750% due 02/01/2028		2,492	2,627
5.375% due 04/15/2027		945	984
Teck Resources Ltd. 3.900% due 07/15/2030		1,040	1,119
TEGNA, Inc.
4.625% due 03/15/2028		2,150	2,178
4.750% due 03/15/2026		1,000	1,041
Teleflex, Inc. 4.625% due 11/15/2027		200	208
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	305
3.240% due 06/03/2050		1,200	1,135
3.290% due 06/03/2060		1,000	927
3.595% due 01/19/2028		1,000	1,062
3.925% due 01/19/2038		200	213
3.940% due 04/22/2061		2,000	2,121
Tenet Healthcare Corp.
4.250% due 06/01/2029		2,000	2,035
4.375% due 01/15/2030		1,200	1,218
4.625% due 06/15/2028		1,560	1,605
6.125% due 10/01/2028		1,010	1,069
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,000	2,034

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

7.000% due 10/15/2028		300	383
TK Elevator U.S., Newco, Inc. 5.250% due 07/15/2027		1,500	1,579
Topaz Solar Farms LLC 5.750% due 09/30/2039		689	822
TopBuild Corp.
3.625% due 03/15/2029		225	227
4.125% due 02/15/2032		1,600	1,644
TransDigm, Inc. 4.625% due 01/15/2029		775	774
Transocean Guardian Ltd. 5.875% due 01/15/2024		3,642	3,455
Transocean Pontus Ltd. 6.125% due 08/01/2025		4,730	4,629
Transocean, Inc.
7.250% due 11/01/2025		470	362
8.000% due 02/01/2027		891	642
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	793
Travel + Leisure Co.
4.500% due 12/01/2029		2,100	2,121
4.625% due 03/01/2030		1,100	1,109
5.650% due 04/01/2024		9,291	9,881
6.000% due 04/01/2027		188	205
TreeHouse Foods, Inc. 4.000% due 09/01/2028 (k)		1,690	1,625
TripAdvisor, Inc. 7.000% due 07/15/2025		870	919
Triumph Group, Inc. 8.875% due 06/01/2024		2,227	2,431
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		244	226
Twilio, Inc.
3.625% due 03/15/2029		1,800	1,819
3.875% due 03/15/2031		375	379
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		76	77
U.S. Foods, Inc.
4.750% due 02/15/2029		600	611
6.250% due 04/15/2025		200	208
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,227	2,263
Uber Technologies, Inc. 4.500% due 08/15/2029		2,250	2,295
Unifrax Escrow Issuer Corp.
5.250% due 09/30/2028		1,400	1,418
7.500% due 09/30/2029		700	708
United Airlines Pass-Through Trust
2.700% due 11/01/2033		281	279
2.900% due 11/01/2029		605	601
3.100% due 01/07/2030		217	224
3.500% due 09/01/2031		429	449
4.150% due 02/25/2033		1,229	1,348
5.875% due 04/15/2029		5,664	6,215
United Airlines, Inc.
4.375% due 04/15/2026		4,680	4,886
4.625% due 04/15/2029		3,100	3,203
United Group BV 4.875% due 07/01/2024	EUR	400	461
UnitedHealth Group, Inc.
2.900% due 05/15/2050		$500	511
3.125% due 05/15/2060		270	279
Univision Communications, Inc.
4.500% due 05/01/2029		2,400	2,428
5.125% due 02/15/2025		2,000	2,022
6.625% due 06/01/2027		4,210	4,541
9.500% due 05/01/2025		700	749
Vail Resorts, Inc. 6.250% due 05/15/2025		300	312
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		1,486	1,549
Vale Overseas Ltd.
3.750% due 07/08/2030		1,360	1,410
6.875% due 11/10/2039		770	1,035
Valvoline, Inc. 3.625% due 06/15/2031		1,375	1,333
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	2,277
Veritas U.S., Inc. 7.500% due 09/01/2025		$1,040	1,078
Vertiv Group Corp. 4.125% due 11/15/2028		2,375	2,403
ViaSat, Inc.
5.625% due 09/15/2025		500	503
5.625% due 04/15/2027		600	619
6.500% due 07/15/2028		1,590	1,596

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Viavi Solutions, Inc. 3.750% due 10/01/2029		1,300	1,302
Viking Cruises Ltd.
7.000% due 02/15/2029		1,200	1,205
13.000% due 05/15/2025		3,030	3,433
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		550	550
Vine Energy Holdings LLC 6.750% due 04/15/2029		1,525	1,657
Viper Energy Partners LP 5.375% due 11/01/2027		660	683
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	680	776
5.000% due 07/15/2030		$2,700	2,691
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	7,100	9,546
5.000% due 04/15/2027		3,000	4,190
5.250% due 05/15/2029		100	142
5.500% due 05/15/2029		$8,710	9,212
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	4,211
Vmed O2 UK Financing PLC
3.250% due 01/31/2031	EUR	2,900	3,287
4.250% due 01/31/2031		$3,850	3,779
VMware, Inc. 3.900% due 08/21/2027		1,570	1,711
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,496
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	460
Walt Disney Co. 3.800% due 05/13/2060		$1,000	1,162
WESCO Distribution, Inc.
7.125% due 06/15/2025		2,160	2,292
7.250% due 06/15/2028		3,400	3,733
Western Digital Corp. 4.750% due 02/15/2026		3,040	3,328
Western Midstream Operating LP
4.350% due 02/01/2025		200	209
5.300% due 02/01/2030		2,320	2,554
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		100	114
White Cap Buyer LLC 6.875% due 10/15/2028		1,050	1,096
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (c)		700	719
Williams Scotsman International, Inc. 4.625% due 08/15/2028		1,700	1,758
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	1,062
WMG Acquisition Corp.
3.000% due 02/15/2031		1,280	1,227
3.875% due 07/15/2030		860	875
WR Grace Holdings LLC 4.875% due 06/15/2027		3,810	3,918
WRKCo, Inc.
3.900% due 06/01/2028		1,110	1,216
4.000% due 03/15/2028		464	513
4.200% due 06/01/2032		100	114
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,847
Wynn Las Vegas LLC
4.250% due 05/30/2023		3,200	3,227
5.250% due 05/15/2027		3,800	3,889
5.500% due 03/01/2025		1,225	1,263
Wynn Macau Ltd.
5.500% due 01/15/2026		2,620	2,466
5.500% due 10/01/2027		600	559
5.625% due 08/26/2028		5,625	5,217
Wynn Resorts Finance LLC
5.125% due 10/01/2029		2,250	2,287
7.750% due 04/15/2025		1,200	1,260
Yara International ASA
3.148% due 06/04/2030		290	300
4.750% due 06/01/2028		970	1,102
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,161	2,391
Yum! Brands, Inc.
3.625% due 03/15/2031		310	309
4.625% due 01/31/2032		2,825	3,007
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		3,400	3,356
6.125% due 03/01/2028		1,400	1,381
Ziggo Bond Co. BV 5.125% due 02/28/2030		800	805

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Ziggo BV 4.875% due 01/15/2030	5,500	5,650
ZoomInfo Technologies LLC 3.875% due 02/01/2029	1,200	1,191

		1,577,647

UTILITIES 5.8%
Alabama Power Co. 1.450% due 09/15/2030	1,570	1,469
Ameren Illinois Co. 3.250% due 03/15/2050	300	321
AT&T, Inc.
2.250% due 02/01/2032	1,000	967
2.550% due 12/01/2033	547	536
2.750% due 06/01/2031	2,000	2,043
3.300% due 02/01/2052	870	854
3.500% due 06/01/2041	2,000	2,060
3.500% due 09/15/2053	2,526	2,553
3.500% due 02/01/2061	1,000	986
3.550% due 09/15/2055	10,091	10,145
3.650% due 06/01/2051	490	509
3.650% due 09/15/2059	6,552	6,630
3.800% due 12/01/2057	1,157	1,207
4.300% due 02/15/2030	1,600	1,803
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	575	580
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	200	210
Blue Racer Midstream LLC 7.625% due 12/15/2025	325	345
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025	600	601
4.625% due 02/04/2030	1,700	1,686
Clearway Energy Operating LLC
3.750% due 02/15/2031	2,665	2,662
4.750% due 03/15/2028	420	442
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	600	691
Crestwood Midstream Partners LP 6.000% due 02/01/2029	1,925	2,002
CrownRock LP 5.000% due 05/01/2029	1,325	1,377
Duke Energy Carolinas LLC 3.700% due 12/01/2047	100	111
Duke Energy Florida LLC 1.750% due 06/15/2030	900	865
Edison International
3.125% due 11/15/2022	900	914
3.550% due 11/15/2024	400	419
Electricite de France S.A. 5.250% due 10/13/2055	300	402
Endeavor Energy Resources LP 6.625% due 07/15/2025	2,350	2,489
Enel Finance International NV
2.250% due 07/12/2031	1,700	1,646
2.650% due 09/10/2024	4,400	4,534
6.000% due 10/07/2039	1,300	1,730
Entergy Corp. 2.950% due 09/01/2026	100	104
Entergy Texas, Inc. 1.750% due 03/15/2031	2,000	1,878
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028	3,800	4,109
6.750% due 08/06/2023	1,000	1,029
Exelon Corp.
4.050% due 04/15/2030	790	879
4.700% due 04/15/2050	200	252
FEL Energy SARL 5.750% due 12/01/2040	5,114	5,131
FirstEnergy Corp. 2.250% due 09/01/2030	280	270
FirstEnergy Transmission LLC 2.866% due 09/15/2028	2,000	2,005
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	11,500	11,722
6.000% due 11/27/2023	400	429
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	4,800	4,599
3.250% due 02/25/2030	7,230	7,000
Genesis Energy LP 8.000% due 01/15/2027	1,525	1,573
India Green Energy Holdings 5.375% due 04/29/2024	1,200	1,236
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	780	816

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

4.250% due 05/01/2030		300	330
Kentucky Utilities Co. 3.300% due 06/01/2050		100	105
Lumen Technologies, Inc. 4.000% due 02/15/2027		580	589
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	715
Narragansett Electric Co. 3.395% due 04/09/2030		600	640
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,946
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,784
7.768% due 12/15/2037		1,139	1,600
NiSource, Inc. 3.600% due 05/01/2030		1,000	1,079
ONEOK, Inc.
6.350% due 01/15/2031		1,000	1,257
7.500% due 09/01/2023		1,498	1,629
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	290
2.500% due 02/01/2031		1,400	1,335
2.950% due 03/01/2026		400	407
3.150% due 01/01/2026		1,110	1,136
3.250% due 06/15/2023		300	306
3.250% due 06/01/2031		350	351
3.300% due 03/15/2027		700	713
3.300% due 12/01/2027		2,900	2,950
3.400% due 08/15/2024		800	828
3.500% due 06/15/2025		1,610	1,673
3.500% due 08/01/2050		1,230	1,142
3.750% due 02/15/2024		890	923
3.750% due 07/01/2028		150	156
3.750% due 08/15/2042		100	93
3.950% due 12/01/2047		1,000	966
4.200% due 06/01/2041		500	504
4.250% due 08/01/2023		100	104
4.250% due 03/15/2046		200	200
4.300% due 03/15/2045		600	608
4.450% due 04/15/2042		500	509
4.500% due 07/01/2040		1,400	1,461
4.550% due 07/01/2030		544	589
4.600% due 06/15/2043		300	310
4.650% due 08/01/2028		800	873
4.950% due 07/01/2050		444	485
Pattern Energy Operations LP 4.500% due 08/15/2028		920	956
Pedernales Electric Cooperative, Inc. 5.952% due 11/15/2022		100	102
Petrobras Global Finance BV
5.093% due 01/15/2030		30,461	31,735
7.375% due 01/17/2027		700	816
PLT Finance SARL 4.625% due 01/05/2026	EUR	1,000	1,165
PT Perusahaan Listrik Negara
3.000% due 06/30/2030		$5,200	5,168
4.000% due 06/30/2050		5,400	5,250
4.125% due 05/15/2027		600	641
4.375% due 02/05/2050		1,000	1,012
4.875% due 07/17/2049		3,200	3,433
6.150% due 05/21/2048		2,820	3,484
6.250% due 01/25/2049		2,000	2,519
Rio Oil Finance Trust
8.200% due 04/06/2028		2,273	2,583
9.250% due 07/06/2024		7,991	8,605
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		2,850	2,872
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,820
Sinopec Group Overseas Development Ltd.
3.500% due 05/03/2026		8,400	8,998
3.625% due 04/12/2027		10,100	10,909
Southern California Edison Co.
2.850% due 08/01/2029		100	104
3.650% due 02/01/2050		1,475	1,565
3.700% due 08/01/2025		230	246
4.650% due 10/01/2043		800	936
4.875% due 03/01/2049		300	367
5.625% due 02/01/2036		1,000	1,262
6.650% due 04/01/2029		200	246
Southern California Gas Co. 2.550% due 02/01/2030		800	821
Southern Gas Corridor CJSC 6.875% due 03/24/2026		8,480	9,765
Sprint Communications, Inc. 6.000% due 11/15/2022		900	938

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Sprint Corp.
7.125% due 06/15/2024	12,045	13,538
7.625% due 02/15/2025	12,440	14,322
7.625% due 03/01/2026	3,725	4,477
7.875% due 09/15/2023	8,155	8,993
Systems Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,205
Talen Energy Supply LLC
6.625% due 01/15/2028	300	264
7.250% due 05/15/2027	1,320	1,169
Tallgrass Energy Partners LP
6.000% due 12/31/2030	2,775	2,779
7.500% due 10/01/2025	930	1,008
Targa Resources Partners LP
4.000% due 01/15/2032	775	811
4.875% due 02/01/2031	5,445	5,922
6.875% due 01/15/2029	580	650
Telecom Italia Capital S.A.
7.200% due 07/18/2036	100	115
7.721% due 06/04/2038	150	176
Telefonica Chile S.A. 3.875% due 10/12/2022	300	306
Verizon Communications, Inc.
2.550% due 03/21/2031	1,800	1,818
2.987% due 10/30/2056	4,300	4,080
3.550% due 03/22/2051	1,400	1,511
3.700% due 03/22/2061	450	489
Vodafone Group PLC
4.375% due 02/19/2043	3,700	4,348
4.875% due 06/19/2049	930	1,176
5.125% due 06/19/2059	700	924
5.250% due 05/30/2048	1,000	1,306
7.875% due 02/15/2030	300	417
VTR Comunicaciones SpA 5.125% due 01/15/2028	1,836	1,875

		314,404

Total Corporate Bonds & Notes (Cost $2,800,506)		2,846,004

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	720	1,015
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	65	65

		1,080

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,575	1,588

Total Municipal Bonds & Notes (Cost $2,615)		2,668

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.554% due 10/18/2030 •	1	1
4.548% due 09/25/2040 •(a)	485	59
5.698% due 09/25/2037 •(a)	580	92
6.500% due 06/25/2028	23	25
6.850% due 12/18/2027	13	14
Freddie Mac
0.610% due 09/15/2030 •	5	5
1.282% due 10/25/2044 •	33	34
1.284% due 02/25/2045 •	6	6
1.482% due 07/25/2044 •	56	58
6.500% due 07/25/2043	4	5
Ginnie Mae
1.625% due 07/20/2026 ~	4	4
1.875% due 05/20/2026 ~	5	5
2.000% due 03/20/2026 ~	3	3
2.125% due 11/20/2023 ~	1	2
2.125% due 11/20/2026 - 11/20/2027 •	8	7
6.112% due 09/16/2042 ~	194	194
Ginnie Mae, TBA 2.500% due 02/01/2052	2,000	2,044
Small Business Administration
4.340% due 03/01/2024	7	7
5.080% due 11/01/2022	7	7
5.130% due 09/01/2023	1	1
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	725	760
3.500% due 11/01/2045 - 10/01/2048	8,404	8,892

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

4.000% due 07/01/2048 - 10/01/2049	4,690	4,989
5.000% due 11/01/2035	25	28
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2052	2,500	2,586
3.500% due 03/01/2052	118,000	123,880
4.000% due 02/01/2052	48,100	51,138

Total U.S. Government Agencies (Cost $194,160)		194,846

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Bonds
1.625% due 11/15/2050	15,820	14,744
1.750% due 08/15/2041	14,900	14,451
1.875% due 02/15/2041	75,000	74,259
2.875% due 05/15/2043	12,532	14,567
2.875% due 05/15/2049	15,650	18,858
3.125% due 02/15/2042	30,600	36,879
3.125% due 02/15/2043	18,631	22,463
3.750% due 11/15/2043	1,500	1,984
U.S. Treasury Notes
1.250% due 03/31/2028	66,000	65,428
2.000% due 06/30/2024 (m)	42,600	43,795
2.000% due 08/15/2025	29,800	30,738
2.125% due 02/29/2024 (m)(o)	17,100	17,593
2.125% due 07/31/2024	34,200	35,290
2.125% due 09/30/2024	22,400	23,134
2.250% due 11/15/2024 (m)(o)	16,300	16,900
2.250% due 12/31/2024 (m)	87,000	90,283
2.625% due 12/31/2023	31,000	32,158
2.875% due 10/31/2023 (m)	34,900	36,281
2.875% due 08/15/2028	77,800	84,984
3.125% due 11/15/2028 (o)	12,600	14,008

Total U.S. Treasury Obligations (Cost $665,390)		688,797

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust 2.494% due 01/25/2036 ^~	75	71
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•	155	140
0.313% due 10/25/2046 •	467	298
0.782% due 02/25/2047 •	21,419	11,994
American Home Mortgage Investment Trust
1.996% due 12/25/2035 •	497	264
6.500% due 03/25/2047 þ	2,243	2,024
BAMLL Commercial Mortgage Securities Trust 1.160% due 04/15/2036 •	3,600	3,595
Banc of America Funding Trust
2.371% due 03/20/2036 ~	19	19
2.579% due 09/20/2035 ^~	36	34
5.500% due 01/25/2036	146	139
6.000% due 07/25/2037 ^	252	254
6.000% due 08/25/2037 ^	78	75
Banc of America Mortgage Trust
2.491% due 06/25/2035 ~	73	69
2.684% due 02/25/2036 ^~	11	10
2.840% due 11/20/2046 ^~	587	565
6.000% due 10/25/2036 ^	81	80
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	682
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~	1	1
2.485% due 01/25/2034 ~	5	5
2.500% due 02/25/2033 ~	2	2
2.645% due 01/25/2035 ~	237	242
2.668% due 01/25/2035 ~	7	7
2.835% due 02/25/2033 ~	2	2
2.844% due 08/25/2035 ^~	385	384
3.222% due 02/25/2036 ^~	211	210
Bear Stearns ALT-A Trust
0.442% due 08/25/2036 ^•	566	546
2.603% due 05/25/2035 ~	81	82
2.868% due 09/25/2035 ^~	377	285
2.889% due 11/25/2036 ^~	2,402	1,563
3.070% due 11/25/2036 ~	113	83
3.083% due 08/25/2036 ^~	317	267
3.241% due 11/25/2036 ^~	121	80
3.294% due 03/25/2036 ^~	200	173
Chase Mortgage Finance Trust
5.500% due 11/25/2035	299	278
5.500% due 07/25/2037 ^	1,039	269
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.312% due 10/25/2046 •	1,832	1,850
0.352% due 01/25/2036 •	77	75
Citigroup Commercial Mortgage Trust
2.060% due 02/15/2039 •	4,004	4,039

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.209% due 05/10/2049		1,100	1,160
Citigroup Global Markets Mortgage Securities, Inc. 0.602% due 05/25/2032 •		7	7
Citigroup Mortgage Loan Trust
2.343% due 03/25/2034 ~		11	11
2.460% due 04/25/2037 ^~		218	196
2.470% due 05/25/2035 •		9	9
2.470% due 10/25/2035 •		94	96
2.480% due 10/25/2035 ^•		145	152
2.768% due 08/25/2035 ^~		18	15
3.153% due 09/25/2037 ^~		242	241
3.411% due 09/25/2037 ^~		98	99
Citigroup Mortgage Loan Trust, Inc. 2.507% due 05/25/2035 ~		150	152
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		568	589
Commercial Mortgage Trust
4.228% due 05/10/2051		1,000	1,123
4.255% due 07/10/2045 ~		700	727
Countrywide Alternative Loan Trust
0.299% due 12/20/2046 ^•		904	803
0.314% due 07/20/2046 ^•		386	304
0.342% due 06/25/2036 •		2,148	2,127
0.384% due 09/20/2046 •		401	276
0.462% due 04/25/2046 •		6,780	6,702
0.502% due 02/25/2036 •		4,838	4,668
0.763% due 11/20/2035 •		2,590	2,498
1.082% due 12/25/2035 •		80	74
2.584% due 10/25/2035 ^~		16	14
3.130% due 02/25/2037 ^~		566	569
5.500% due 11/25/2035 ^		551	428
5.500% due 12/25/2035 ^		400	331
5.500% due 01/25/2036		129	102
5.750% due 02/25/2035		340	307
5.750% due 03/25/2037 ^•		95	70
6.000% due 02/25/2037 ^		2,565	1,387
6.250% due 11/25/2036 ^		824	755
6.250% due 12/25/2036 ^•		491	317
6.250% due 08/25/2037 ^		3,265	2,406
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •		78	68
2.241% due 02/25/2034 ~		99	100
2.241% due 07/20/2034 ~		83	84
2.566% due 04/20/2035 ~		1	1
5.500% due 01/25/2035		229	235
5.500% due 09/25/2035 ^		115	116
5.500% due 12/25/2035 ^		238	185
6.000% due 05/25/2036 ^		141	95
6.000% due 01/25/2037 ^		2,961	2,064
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •		65	63
Credit Suisse First Boston Mortgage Securities Corp.
2.484% due 06/25/2033 ~		47	47
6.000% due 01/25/2036 ^		515	399
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.444% due 10/25/2035 ~		14	13
5.500% due 12/25/2035 ^		232	231
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ		94	92
Dragon Finance BV 1.074% due 07/13/2023 •	GBP	1,751	2,333
EMF-NL Prime BV 0.249% due 04/17/2041 •	EUR	708	778
Eurosail PLC
0.000% due 09/10/2044 •		4,400	4,842
0.795% due 09/13/2045 •	GBP	5,989	7,982
1.045% due 06/13/2045 •		5,199	7,040
Finsbury Square PLC 1.059% due 12/16/2069 •		52	71
First Horizon Mortgage Pass-Through Trust
2.372% due 02/25/2036 ~		$37	35
5.750% due 05/25/2037 ^		456	267
GMAC Mortgage Corp. Loan Trust
2.851% due 11/19/2035 ~		52	52
2.935% due 04/19/2036 ^~		34	30
GreenPoint Mortgage Funding Trust 0.642% due 11/25/2045 •		34	31
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~		82	83
GSR Mortgage Loan Trust
2.164% due 06/25/2034 ~		15	15
2.475% due 05/25/2034 ~		93	92
2.749% due 09/25/2035 ~		9	9
2.813% due 11/25/2035 ~		167	170
2.852% due 05/25/2035 ~		173	170
2.873% due 01/25/2036 ^~		46	48

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.960% due 11/25/2035 ^~		63	45
6.000% due 02/25/2036 ^		1,087	719
6.000% due 03/25/2037 ^		192	137
6.000% due 05/25/2037 ^		59	52
HarborView Mortgage Loan Trust
0.294% due 09/19/2037 •		348	343
0.294% due 01/19/2038 •		486	475
0.309% due 12/19/2036 •		2,266	2,136
3.245% due 06/19/2036 ^~		130	91
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	9,537	12,947
HomeBanc Mortgage Trust 0.622% due 01/25/2036 •		$128	127
HPLY Trust 1.110% due 11/15/2036 •		814	813
IndyMac INDX Mortgage Loan Trust
0.372% due 06/25/2037 ^•		85	112
0.582% due 07/25/2035 •		29	28
2.814% due 07/25/2037 ~		108	87
2.975% due 06/25/2036 ~		239	240
2.995% due 08/25/2036 ~		53	49
JP Morgan Alternative Loan Trust 0.382% due 03/25/2037 •		584	623
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		23	24
2.592% due 04/25/2036 ^~		169	155
2.622% due 07/25/2035 ~		18	18
2.760% due 04/25/2035 ~		211	215
2.791% due 06/25/2037 ^~		866	715
2.872% due 06/25/2036 ^~		50	43
2.889% due 07/27/2037 ~		671	659
3.007% due 08/25/2035 ^~		151	141
5.750% due 01/25/2036 ^		195	125
Lehman XS Trust 0.282% due 07/25/2037 ^•		344	333
MASTR Adjustable Rate Mortgages Trust
0.582% due 05/25/2037 •		95	50
0.723% due 09/25/2037 •		2,678	2,672
0.782% due 05/25/2047 ^•		305	383
0.822% due 01/25/2047 ^•		404	908
2.009% due 11/25/2033 ~		12	12
2.122% due 08/25/2034 ~		6	6
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•		504	36
Merrill Lynch Alternative Note Asset Trust 2.867% due 06/25/2037 ^~		105	74
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •		672	669
2.597% due 11/25/2035 •		44	44
2.943% due 12/25/2035 ~		345	296
3.098% due 05/25/2034 ~		104	105
MFA Trust 1.381% due 04/25/2065 ~		5,913	5,897
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		5,680	5,778
2.750% due 08/25/2059 ~		1,265	1,287
Morgan Stanley Mortgage Loan Trust
2.790% due 11/25/2037 ~		673	574
6.000% due 10/25/2037 ^		4,024	3,123
MortgageIT Securities Corp. Mortgage Loan Trust 0.602% due 09/25/2037 •		3,838	3,542
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		4,993	5,093
2.750% due 11/25/2059 ~		5,179	5,274
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		99	103
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.862% due 12/25/2035 •		533	538
Prime Mortgage Trust 0.602% due 02/25/2035 •		153	151
RBSGC Structured Trust 5.500% due 11/25/2035 ^~		1,321	1,272
RBSSP Resecuritization Trust
0.592% due 04/26/2037 •		26	26
6.500% due 10/26/2036 ~		1,132	1,095
Residential Accredit Loans, Inc. Trust
0.202% due 05/25/2037 •		273	269
0.332% due 05/25/2037 ^•		43	35
0.482% due 07/25/2036 •		113	115
0.502% due 12/25/2046 ^•		153	145
3.372% due 02/25/2035 ^~		56	50
5.074% due 02/25/2036 ^~		99	87
6.000% due 06/25/2036 ^		64	63
6.000% due 05/25/2037 ^		57	56
6.500% due 07/25/2036		258	249

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Residential Asset Securitization Trust
0.502% due 01/25/2046 ^•		765	277
6.000% due 02/25/2036		329	191
6.250% due 09/25/2037 ^		1,911	1,110
Residential Funding Mortgage Securities, Inc. Trust
2.967% due 09/25/2035 ^~		134	97
4.002% due 02/25/2036 ^~		209	198
6.000% due 10/25/2036 ^		248	243
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	2,171	2,946
Structured Adjustable Rate Mortgage Loan Trust
0.502% due 04/25/2047 •		$390	383
2.789% due 09/25/2035 ~		607	585
2.944% due 01/25/2035 ~		144	146
2.963% due 05/25/2036 ^~		41	35
3.023% due 03/25/2036 ^~		49	44
3.098% due 09/25/2036 ^~		878	768
Structured Asset Mortgage Investments Trust
0.542% due 05/25/2036 •		744	730
0.622% due 05/25/2046 ^•		5	2
0.764% due 09/19/2032 •		9	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.253% due 06/25/2033 ~		28	28
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	1,807	2,465
Uropa Securities PLC
0.283% due 06/10/2059 •		6,780	8,985
0.433% due 06/10/2059 •		1,856	2,463
0.633% due 06/10/2059 •		1,451	1,933
0.833% due 06/10/2059 •		1,547	2,053
Verus Securitization Trust 3.889% due 03/25/2060 ~		$100	103
Wachovia Mortgage Loan Trust LLC
2.206% due 10/20/2035 ~		19	19
2.823% due 08/20/2035 ^~		154	154
WaMu Mortgage Pass-Through Certificates Trust
0.622% due 11/25/2045 •		529	523
0.642% due 12/25/2045 •		458	445
0.742% due 08/25/2045 •		308	308
0.782% due 02/25/2047 ^•		339	327
0.832% due 06/25/2047 ^•		38	31
0.894% due 12/25/2046 •		151	146
0.962% due 10/25/2046 ^•		629	606
1.082% due 08/25/2046 •		937	943
1.282% due 11/25/2042 •		1	1
1.475% due 02/27/2034 •		14	14
1.482% due 06/25/2042 •		1	1
1.482% due 08/25/2042 •		2	2
1.725% due 07/25/2046 •		591	581
1.725% due 10/25/2046 •		111	109
2.515% due 09/25/2033 ~		1,604	1,607
2.864% due 09/25/2036 ^~		190	191
3.070% due 12/25/2036 ^~		218	217
3.076% due 02/25/2037 ^~		1,567	1,561
Washington Mutual Mortgage Pass-Through Certificates Trust
0.342% due 01/25/2047 ^•		394	405
0.922% due 05/25/2047 ^•		24	3
4.142% due 09/25/2036 þ		17,105	6,862
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		900	936
4.218% due 07/15/2046 ~		500	518
Wells Fargo Mortgage-Backed Securities Trust
2.380% due 09/25/2033 ~		19	19
2.639% due 04/25/2036 ^~		18	18
2.667% due 11/25/2037 ^~		294	293

Total Non-Agency Mortgage-Backed Securities (Cost $186,111)			191,475

ASSET-BACKED SECURITIES 3.3%
Aames Mortgage Investment Trust 1.397% due 06/25/2035 •		8,000	7,690
ACE Securities Corp. Home Equity Loan Trust 0.702% due 02/25/2036 •		203	202
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.777% due 01/25/2036 •		3,222	3,206
Argent Securities Trust 0.642% due 05/25/2036 •		598	218
Asset-Backed Funding Certificates Trust
0.262% due 01/25/2037 •		604	418
0.322% due 01/25/2037 •		2,585	1,810
0.702% due 10/25/2034 •		608	607
Bear Stearns Asset-Backed Securities Trust
0.837% due 09/25/2035 •		669	668
0.902% due 10/27/2032 •		22	22
0.902% due 09/25/2046 •		1,764	1,734
1.102% due 10/25/2037 •		61	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

1.152% due 08/25/2037 •	270	262
1.352% due 08/25/2037 •	391	392
Carrington Mortgage Loan Trust
0.897% due 09/25/2035 •	1,500	1,496
0.927% due 02/25/2035 •	3,705	3,700
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •	700	704
Citigroup Mortgage Loan Trust
0.602% due 08/25/2036 •	1,870	1,850
7.250% due 05/25/2036 þ	166	114
Countrywide Asset-Backed Certificates
0.262% due 03/25/2037 •	1,037	1,035
0.322% due 09/25/2037 ^•	104	107
0.332% due 05/25/2037 •	2,400	2,333
0.362% due 11/25/2037 •	4,227	4,039
0.392% due 06/25/2037 •	4,417	4,363
0.392% due 11/25/2037 •	7,384	7,155
0.802% due 11/25/2036 •	873	797
4.447% due 10/25/2046 ^~	168	167
4.571% due 07/25/2036 ~	33	33
Countrywide Asset-Backed Certificates Trust
0.262% due 09/25/2046 •	19	19
6.095% due 08/25/2035 þ	230	234
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ	261	95
Fieldstone Mortgage Investment Trust 0.412% due 11/25/2036 •	993	716
First Franklin Mortgage Loan Trust
0.582% due 10/25/2036 •	935	765
1.377% due 07/25/2034 •	211	211
First NLC Trust
0.242% due 08/25/2037 •	154	101
0.382% due 08/25/2037 •	103	69
GSAA Home Equity Trust
0.442% due 09/25/2036 •	1,003	308
0.582% due 11/25/2036 •	12,741	5,992
0.702% due 03/25/2037 •	202	107
0.702% due 05/25/2047 •	137	106
Home Equity Asset Trust 0.662% due 08/25/2036 •	433	433
Home Equity Mortgage Loan Asset-Backed Trust
0.242% due 11/25/2036 •	6,397	6,087
0.292% due 04/25/2037 •	3,841	3,053
0.342% due 11/25/2036 •	1,600	1,400
0.762% due 03/25/2036 •	6,000	5,887
JP Morgan Mortgage Acquisition Corp. 0.612% due 02/25/2036 ^•	7,389	7,361
JP Morgan Mortgage Acquisition Trust 0.403% due 07/25/2036 •	994	578
Long Beach Mortgage Loan Trust 0.862% due 08/25/2045 •	20	20
MASTR Asset-Backed Securities Trust
0.262% due 11/25/2036 •	8,268	6,096
0.927% due 10/25/2034 •	283	282
MASTR Specialized Loan Trust 0.852% due 11/25/2035 •	3,496	3,503
Merrill Lynch Mortgage Investors Trust
0.172% due 04/25/2047 •	1,119	614
0.362% due 03/25/2037 •	1,197	1,127
0.422% due 03/25/2037 •	625	591
Morgan Stanley ABS Capital, Inc. Trust
0.192% due 01/25/2037 •	533	321
0.242% due 10/25/2036 •	1,925	1,138
0.302% due 09/25/2036 •	1,566	738
0.322% due 10/25/2036 •	1,167	698
1.677% due 09/25/2034 •	761	762
Morgan Stanley Home Equity Loan Trust 0.452% due 04/25/2037 •	177	119
Morgan Stanley Mortgage Loan Trust
0.822% due 04/25/2037 •	226	92
6.226% due 10/25/2036 ^þ	204	86
New Century Home Equity Loan Trust
0.762% due 02/25/2036 •	186	187
0.987% due 05/25/2034 •	5,206	5,188
Option One Mortgage Loan Trust
0.242% due 03/25/2037 •	285	274
0.322% due 01/25/2037 •	399	289
0.602% due 07/25/2036 •	1,557	1,148
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	927	363
Residential Asset Securities Corp. Trust 1.197% due 03/25/2035 •	634	631
Saxon Asset Securities Trust 3.444% due 08/25/2035 þ	0	1
Securitized Asset-Backed Receivables LLC Trust
0.222% due 12/25/2036 ^•	185	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.522% due 11/25/2036 •		25,025	9,583
0.682% due 11/25/2035 •		17	17
0.682% due 12/25/2035 •		423	420
SG Mortgage Securities Trust 0.312% due 10/25/2036 •		2,000	1,697
SMB Private Education Loan Trust 2.750% due 07/15/2027		480	481
SoFi Professional Loan Program LLC 1.203% due 10/27/2036 •		974	976
Soundview Home Loan Trust
0.252% due 06/25/2037 •		2,841	2,421
0.302% due 01/25/2037 •		5,774	5,745
0.362% due 02/25/2037 •		1,382	513
Specialty Underwriting & Residential Finance Trust
0.372% due 04/25/2037 •		6,153	5,090
0.702% due 12/25/2036 •		407	402
START Ireland 4.089% due 03/15/2044		353	352
Structured Asset Investment Loan Trust
0.253% due 09/25/2036 •		260	257
0.422% due 05/25/2036 •		214	213
0.822% due 05/25/2035 •		4	4
0.902% due 07/25/2034 •		6,297	6,265
1.002% due 04/25/2035 •		11,000	10,918
Towd Point Mortgage Trust
1.102% due 10/25/2048 •		14,292	14,371
1.102% due 05/25/2058 •		734	737
2.900% due 10/25/2059 ~		14,553	14,855
Venture CLO Ltd. 1.004% due 04/15/2027 •		782	782

Total Asset-Backed Securities (Cost $174,091)			179,133

SOVEREIGN ISSUES 15.7%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	2,256
Angolan Government International Bond 8.000% due 11/26/2029		$4,600	4,551
Argentina Government International Bond
0.500% due 07/09/2030 þ		76,077	27,007
1.000% due 07/09/2029		2,318	849
1.125% due 07/09/2035 þ		3,241	1,053
2.500% due 07/09/2041 þ		12,275	4,380
Brazil Government International Bond
2.875% due 06/06/2025		1,000	1,018
4.750% due 01/14/2050		7,101	6,327
5.000% due 01/27/2045		1,800	1,693
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	5,029
2.450% due 01/31/2031		$600	598
Colombia Government International Bond
4.500% due 01/28/2026		10,000	10,486
5.200% due 05/15/2049		5,700	5,245
Costa Rica Government International Bond 6.125% due 02/19/2031		1,000	1,013
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,617
5.300% due 01/21/2041		2,250	2,228
5.500% due 01/27/2025		7,000	7,585
5.875% due 01/30/2060		5,200	5,012
5.950% due 01/25/2027		1,800	2,007
6.000% due 07/19/2028		3,400	3,804
6.400% due 06/05/2049		3,700	3,894
6.500% due 02/15/2048		1,250	1,328
6.850% due 01/27/2045		7,700	8,508
6.875% due 01/29/2026		4,000	4,566
7.450% due 04/30/2044		800	949
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	329
0.500% due 07/31/2040 þ		2,778	1,622
1.000% due 07/31/2035 þ		6,062	3,986
5.000% due 07/31/2030 þ		10,313	8,547
Egypt Government International Bond
4.750% due 04/11/2025	EUR	5,700	6,444
5.577% due 02/21/2023		$9,100	9,442
5.625% due 04/16/2030	EUR	7,350	7,577
6.375% due 04/11/2031		6,300	6,631
7.053% due 01/15/2032		$2,200	2,038
7.500% due 02/16/2061		4,000	3,276
7.600% due 03/01/2029		200	199
7.625% due 05/29/2032		4,200	3,990
8.750% due 09/30/2051		1,900	1,704
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	1,110
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	7,302

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.125% due 09/30/2049		6,000	6,141
3.875% due 04/16/2050		7,000	8,172
Export-Import Bank of India
3.250% due 01/15/2030		5,000	5,098
3.875% due 03/12/2024		1,400	1,466
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	204
Ghana Government International Bond
6.375% due 02/11/2027		900	762
7.875% due 03/26/2027		7,080	6,245
7.875% due 02/11/2035		2,000	1,575
8.125% due 03/26/2032		5,260	4,315
8.750% due 03/11/2061		1,500	1,194
8.950% due 03/26/2051		3,100	2,492
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	4,225
4.900% due 06/01/2030		1,400	1,512
5.375% due 04/24/2032		700	783
5.750% due 06/06/2022		15,500	15,775
6.125% due 06/01/2050		3,200	3,680
Hungary Government International Bond 3.125% due 09/21/2051		2,100	2,071
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	1,675	1,845
1.300% due 03/23/2034		3,700	4,084
4.350% due 01/11/2048		$200	230
4.750% due 01/08/2026		10,600	11,852
4.750% due 07/18/2047		1,000	1,212
5.250% due 01/17/2042		9,400	11,815
6.625% due 02/17/2037		14,600	20,421
Israel Government International Bond
3.375% due 01/15/2050		3,600	3,902
3.800% due 05/13/2060		2,480	2,875
4.125% due 01/17/2048		800	983
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	5,053
5.250% due 03/22/2030		3,300	3,845
5.875% due 10/17/2031		2,000	2,345
6.625% due 03/22/2048		1,000	1,133
Jordan Government International Bond 5.850% due 07/07/2030		$5,500	5,576
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,749
2.375% due 11/09/2028		3,200	3,986
Kuwait International Government Bond 3.500% due 03/20/2027		$12,215	13,326
Mexico Government International Bond
3.750% due 04/19/2071		900	811
3.771% due 05/24/2061		29,826	27,556
4.280% due 08/14/2041		724	752
4.750% due 04/27/2032		1,600	1,813
4.750% due 03/08/2044		1,000	1,093
5.000% due 04/27/2051		2,000	2,274
5.750% due 10/12/2110		6,000	6,905
Mongolia Government International Bond
4.450% due 07/07/2031		2,000	1,897
5.625% due 05/01/2023		861	888
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,516
6.500% due 11/28/2027		6,900	6,905
7.143% due 02/23/2030		4,600	4,534
7.375% due 09/28/2033		1,600	1,529
7.625% due 11/21/2025		6,800	7,261
7.875% due 02/16/2032		4,700	4,645
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	2,419
Oman Government International Bond
4.750% due 06/15/2026		$3,300	3,403
4.875% due 02/01/2025		2,000	2,087
5.375% due 03/08/2027		5,100	5,355
5.625% due 01/17/2028		5,000	5,313
6.000% due 08/01/2029		4,800	5,178
6.250% due 01/25/2031		1,700	1,862
6.750% due 10/28/2027		600	673
6.750% due 01/17/2048		11,680	11,910
7.000% due 01/25/2051		2,000	2,099
Panama Government International Bond
3.870% due 07/23/2060		700	703
4.500% due 04/16/2050		2,200	2,429
6.700% due 01/26/2036		10,200	13,686
9.375% due 04/01/2029		2,100	3,016
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,816
5.600% due 03/13/2048		2,200	2,552
6.100% due 08/11/2044		3,600	4,441

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Peru Government International Bond
2.783% due 01/23/2031		2,175	2,170
5.625% due 11/18/2050		150	211
5.940% due 02/12/2029	PEN	25,250	6,493
6.350% due 08/12/2028		9,640	2,545
6.950% due 08/12/2031		18,780	5,061
8.200% due 08/12/2026		490	140
8.750% due 11/21/2033		$11,040	17,242
Qatar Government International Bond
4.000% due 03/14/2029		1,200	1,355
4.400% due 04/16/2050		6,500	8,089
4.500% due 04/23/2028		3,300	3,796
4.817% due 03/14/2049		4,200	5,519
5.103% due 04/23/2048		600	813
Republic of Kenya Government International Bond
6.300% due 01/23/2034 (k)		1,750	1,723
7.000% due 05/22/2027		700	741
8.000% due 05/22/2032		2,800	3,066
8.250% due 02/28/2048		1,500	1,528
Romania Government International Bond
1.750% due 07/13/2030	EUR	3,000	3,197
2.000% due 04/14/2033		2,000	2,080
2.625% due 12/02/2040		3,750	3,812
2.750% due 04/14/2041		425	433
2.875% due 04/13/2042		2,795	2,857
3.375% due 01/28/2050		2,750	2,962
4.625% due 04/03/2049		4,620	5,956
Russia Government International Bond
4.750% due 05/27/2026		$2,000	2,190
4.875% due 09/16/2023		27,350	28,836
5.100% due 03/28/2035		9,000	10,631
5.250% due 06/23/2047		400	507
5.625% due 04/04/2042		4,000	5,225
Saudi Government International Bond
2.500% due 02/03/2027		7,400	7,645
3.450% due 02/02/2061		2,000	2,024
3.750% due 01/21/2055		3,100	3,334
4.500% due 10/26/2046		31,600	37,125
5.000% due 04/17/2049		300	381
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	810
6.250% due 05/23/2033		$1,700	1,754
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,838
1.500% due 06/26/2029		4,400	4,863
1.650% due 03/03/2033		2,500	2,656
2.050% due 09/23/2036		900	938
3.125% due 05/15/2027		2,900	3,527
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	5,391
4.665% due 01/17/2024		12,600	13,283
4.850% due 09/30/2029		4,400	4,555
5.650% due 09/27/2047		3,260	3,135
5.750% due 09/30/2049		9,000	8,678
5.875% due 06/22/2030 (k)		1,100	1,229
6.300% due 06/22/2048		2,100	2,187
Sri Lanka Government International Bond
5.750% due 04/18/2023		7,070	3,991
6.200% due 05/11/2027		800	410
7.850% due 03/14/2029		1,800	920
Turkey Government International Bond
4.250% due 03/13/2025		6,425	5,955
5.125% due 02/17/2028		9,600	8,624
5.250% due 03/13/2030		3,000	2,589
5.600% due 11/14/2024		5,920	5,723
5.750% due 05/11/2047		4,560	3,696
5.875% due 06/26/2031		200	178
6.000% due 01/14/2041		8,700	7,257
6.125% due 10/24/2028		11,600	10,827
7.375% due 02/05/2025		6,200	6,264
7.625% due 04/26/2029		6,200	6,213
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	10,500	9,651
6.750% due 06/20/2026		5,300	5,761
7.750% due 09/01/2022		$19,500	19,373
7.750% due 09/01/2023		4,700	4,609
7.750% due 09/01/2026		4,600	4,398
Uruguay Government International Bond
4.375% due 01/23/2031		880	1,015
5.100% due 06/18/2050		7,540	9,989
7.625% due 03/21/2036		1,100	1,667
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	176
8.250% due 10/13/2024 ^(d)		2,700	176

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Vietnam Government International Bond 5.500% due 03/12/2028	4,340	4,354

Total Sovereign Issues (Cost $860,655)		840,810

	SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	228,414	756
iHeartMedia, Inc. 'A' (e)	52,704	1,109
iHeartMedia, Inc. 'B' «(e)	40,902	774

		2,639

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)	4,701	440
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)	2,960	1

		441

ENERGY 0.1%
Noble Corp. (e)(i)	154,006	3,821
Valaris Ltd. (e)	115,056	4,142

		7,963

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «	157,773	0

INDUSTRIALS 0.0%
Diamond Offshore Drilling, Inc. «	30,504	149
McDermott International Ltd. (e)	14,432	6
Neiman Marcus Group Ltd. LLC « (i)	2,151	315
Noble Corp.	21,327	529

		999

Total Common Stocks (Cost $9,966)		12,042

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 09/21/2055 «	50,061	1,240

Total Warrants (Cost $455)		1,240

PREFERRED SECURITIES 1.9%
BANKING & FINANCE 1.1%
Banco Santander S.A.
4.125% due 11/12/2027 •(g)(h)	2,200,000	2,532
6.750% due 04/25/2022 •(g)(h)	200,000	233
Bank of America Corp. 4.300% due 01/28/2025 •(g)	2,600,000	2,632
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)	400,000	364
CaixaBank S.A.
6.000% due 07/18/2022 •(g)(h)	200,000	234
6.750% due 06/13/2024 •(g)(h)	400,000	507
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)	3,000,000	3,064
4.000% due 12/01/2030 •(g)	2,400,000	2,427
5.000% due 12/01/2027 •(g)	4,200,000	4,362
5.375% due 06/01/2025 •(g)	1,000,000	1,092
Citigroup, Inc. 4.000% due 12/10/2025 •(g)	1,575,000	1,591
Discover Financial Services 6.125% due 06/23/2025 •(g)	2,390,000	2,637
Dresdner Funding Trust 8.151% due 06/30/2031	870,000	1,233
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	3,600,000	3,861
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(g)	1,000,000	998
4.950% due 02/10/2025 •(g)	670,000	697
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(g)	3,390,000	3,409
4.600% due 02/01/2025 •(g)	3,210,000	3,298
5.000% due 08/01/2024 •(g)	2,430,000	2,498

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Nationwide Building Society 10.250% ~	18,950	4,909
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)	4,974,525	7,816
Truist Financial Corp.
4.950% due 09/01/2025 •(g)	2,540,000	2,731
5.100% due 03/01/2030 •(g)	1,640,000	1,837
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	2,600,000	2,673

		57,635

INDUSTRIALS 0.0%
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(g)	1,488,000	1,481

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)	1,576,079	41,085

Total Preferred Securities (Cost $97,880)		100,201

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (j) 0.0%		1,816

Total Short-Term Instruments (Cost $1,816)		1,816

Total Investments in Securities (Cost $5,229,218)		5,294,543

INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio	3,217,917	32,095
PIMCO Short-Term Floating NAV Portfolio III	18,530,113	180,076

Total Short-Term Instruments (Cost $214,841)		212,171

Total Investments in Affiliates (Cost $214,841)		212,171

Total Investments 102.5% (Cost $5,444,059)		$5,506,714
Financial Derivative Instruments (l)(n) (0.1)%(Cost or Premiums, net $39,400)		(6,330)
Other Assets and Liabilities, net (2.4)%		(128,766)

Net Assets 100.0%		$5,371,618

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$42,629	$41,085	0.76%
Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	4,400	4,443	0.08
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021	500	504	0.01
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/28/2021	3,005	3,071	0.06
Ford Credit Canada Co. 2.710% due 02/23/2022	06/23/2020	1,356	1,457	0.03
Ford Credit Canada Co. 3.742% due 05/08/2023	06/03/2020	2,868	3,220	0.06
General Motors Co. 6.800% due 10/01/2027	05/07/2020 - 10/19/2021	645	737	0.01
Neiman Marcus Group Ltd. LLC	09/25/2020	0	315	0.01
Noble Corp.	02/05/2021 - 02/27/2021	1,780	3,821	0.07
Occidental Petroleum Corp. 5.500% due 12/01/2025	12/08/2020	4,325	4,802	0.09
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 11/12/2021	1,213	1,248	0.02

$62,721	$64,703	1.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,816	U.S. Treasury Notes 1.250% due 03/31/2028	$(1,852)	$1,816	$1,816

Total Repurchase Agreements	$(1,852)	$1,816	$1,816

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(3.750)%	04/20/2021	TBD(2)	EUR	(1,824)	$(2,057)
BRC	(0.950)	11/08/2021	TBD(2)	(583)	(663)
FBF	(4.000)	11/12/2021	TBD(2)	$(426)	(424)
(1.000)	11/18/2021	TBD(2)	(658)	(657)
(0.500)	05/18/2021	TBD(2)	(1,141)	(1,138)
JML	(0.350)	11/08/2021	01/06/2022	(1,224)	(1,223)
(0.070)	11/08/2021	01/10/2022	(10,595)	(10,594)

Total Reverse Repurchase Agreements	$(16,756)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$6,800	$(6,778)	$(6,765)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	12,000	(12,218)	(12,213)

Total Short Sales (0.4)%	$(18,996)	$(18,978)

(k)	Securities with an aggregate market value of $18,258 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(19,687) at a weighted average interest rate of (0.329%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2022	353	$39,800	$761	$70	$0
Euro-Bobl March Futures	03/2022	329	49,907	(394)	0	(15)
Euro-BTP Italy Government Bond March Futures	03/2022	42	7,030	(98)	0	(10)
Euro-Bund 10-Year Bond March Futures	03/2022	672	131,110	(2,437)	0	(107)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	20	3,943	55	31	0
United Kingdom Long Gilt March Futures	03/2022	99	16,737	36	54	0

Total Futures Contracts	$(2,077)	$155	$(132)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	06/20/2025	0.796%	EUR	2,900	$(123)	$148	$25	$0	$(1)
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	$600	0	3	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	300	(2)	3	1	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367	EUR	2,800	(452)	413	(39)	3	0

$(577)	$567	$(10)	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$61,500	$(2,251)	$(417)	$(2,668)	$10	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	400	(14)	1	(13)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	78,800	(2,813)	(337)	(3,150)	13	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	1,472	72	52	124	2	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	1,000	88	1	89	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	89,100	8,700	(442)	8,258	151	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	300,700	27,807	452	28,259	544	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	4,000	95	2	97	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	13,300	325	5	330	5	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	306,200	7,241	358	7,599	133	0

$39,250	$(325)	$38,925	$860	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$(2,001)	$1,286	$0	$(81)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027	EUR	111,500	(126)	(1,960)	(2,086)	0	(119)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	36,000	691	(1,073)	(382)	0	(34)

$3,852	$(5,034)	$(1,182)	$0	$(234)

Total Swap Agreements	$42,525	$(4,792)	$37,733	$863	$(235)

(m)

Securities with an aggregate market value of $59,832 and cash of $3,447 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	EUR	4,055	$4,572	$0	$(45)
01/2022	PEN	38,657	9,335	0	(345)
02/2022	CAD	8,649	6,906	69	0
03/2022	MXN	271,729	13,085	0	(14)
09/2022	PEN	9,374	2,228	0	(76)
BPS	01/2022	IDR	684,455	47	0	(1)
01/2022	$1,057	EUR	934	7	0
01/2022	2,147	PEN	8,586	3	0
01/2022	438	RUB	32,096	0	(11)
BRC	01/2022	1,112	GBP	839	24	0
CBK	01/2022	RUB	394,244	$5,244	0	(1)
01/2022	$7,370	PEN	30,071	159	0
01/2022	1,752	RUB	130,286	0	(19)
02/2022	PEN	1,647	$399	0	(13)
03/2022	19,980	4,821	0	(161)
12/2022	30,071	7,170	0	(174)
DUB	01/2022	CNH	1,712	268	0	(1)
01/2022	$1,108	GBP	836	24	0
GLM	01/2022	RUB	48,672	$663	15	0
01/2022	$3,125	RUB	227,546	0	(98)
02/2022	CAD	619	$490	1	0
03/2022	$13,209	MXN	274,533	26	0
HUS	01/2022	CNH	776	$121	0	(1)
01/2022	EUR	3,699	4,195	0	(16)
01/2022	IDR	1,141,557	79	0	(2)
04/2022	DKK	1,335	208	4	0
JPM	01/2022	CNH	1,091	170	0	(1)
01/2022	IDR	173,200	12	0	0
02/2022	$1,087	CAD	1,391	13	0
MYI	01/2022	AUD	6,586	$4,754	0	(37)
01/2022	BRL	7,537	1,350	0	(3)
01/2022	GBP	143	190	0	(3)
01/2022	$1,320	BRL	7,537	33	0
02/2022	BRL	7,537	$1,311	0	(33)
SCX	01/2022	CNH	427	66	0	(1)
01/2022	EUR	246,072	277,388	0	(2,765)
01/2022	GBP	122,494	162,199	0	(3,603)
02/2022	EUR	252,892	287,753	0	(331)
02/2022	GBP	122,494	165,901	109	0
SSB	01/2022	BRL	7,537	1,341	0	(12)
TOR	01/2022	AUD	1,527	1,093	0	(18)
01/2022	$1,102	GBP	827	17	0
UAG	01/2022	697	RUB	50,637	0	(24)

Total Forward Foreign Currency Contracts	$504	$(7,809)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	2,500	$(12)	$(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	14,100	(16)	(3)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	15,800	(19)	(10)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	9,500	(13)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	10,400	(16)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	10,600	(14)	(7)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	14,600	(17)	0
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	5,600	(6)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	14,800	(19)	(9)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	19,200	(104)	(6)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	5,850	(34)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	4,450	(35)	(5)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	6,600	(41)	(6)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	7,900	(37)	(16)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	9,200	(13)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	9,500	(13)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	19,300	(19)	(9)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	24,600	(32)	(8)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	8,900	(10)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	6,200	(34)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	3,100	(4)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	2,200	(11)	(1)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	2,200	(10)	(1)
	Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	1,700	(7)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	11,900	(14)	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,400	(6)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	6,400	(6)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	15,600	(16)	0
	Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	7,100	(8)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	7,000	(12)	(4)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	7,500	(9)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	7,500	(11)	(5)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	5,300	(7)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,800	(21)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	17,600	(21)	(6)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	11,200	(14)	0
	Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	7,400	(9)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,100	(12)	(4)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	5,300	(7)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	13,000	(20)	(9)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	10,500	(12)	(6)

						$(741)	$(142)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022		2,000	$(10)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022		2,000	(6)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022		1,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022		2,000	(11)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022		2,000	(11)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022		2,000	(10)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022		2,000	(8)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022		2,000	(8)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022		2,000	(6)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022		2,000	(8)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022		700	(1)	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022		1,000	(3)	(2)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022		1,000	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022		2,000	(9)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022		2,000	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022		2,000	(9)	(5)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	2,000	(7)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	2,000	(8)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	2,000	(5)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	2,000	(7)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	2,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	2,000	(3)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	1,800	(2)	(1)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	2,000	(5)	(5)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	1,000	(3)	(2)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	2,000	(4)	(4)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	1,000	(3)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	1,000	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	2,000	(10)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	2,000	(9)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	2,000	(8)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	2,000	(8)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	2,000	(9)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	2,000	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	2,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	2,000	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	2,000	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	4,000	(13)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	2,000	(8)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	2,000	(7)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	2,000	(8)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	2,000	(5)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	4,000	(12)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	2,000	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	2,000	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	4,000	(10)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	1,000	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	1,000	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	2,000	(6)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	1,000	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	2,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	1,000	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	1,100	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	6,300	(19)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	1,000	(1)	(1)

					$(346)	$(166)

Total Written Options					$(1,087)	$(308)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Brazil Government International Bond	1.000%	Quarterly	03/20/2023	0.836%	$2,800	$(151)	$158	$7	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	400	(7)	3	0	(4)
Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	3,900	(40)	11	0	(29)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446	11,600	46	(192)	0	(146)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	1,100	(17)	5	0	(12)
Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	21,000	(314)	273	0	(41)
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	3,300	(84)	(73)	0	(157)
Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.282	52,500	(775)	1,541	766	0
Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.755	2,900	31	4	35	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	2,900	(24)	69	45	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.038	600	(21)	21	0	0
Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246	5,200	(152)	123	0	(29)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	14,400	(232)	429	197	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422	2,300	(31)	65	34	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812	1,100	(9)	18	9	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	7,200	(258)	(85)	0	(343)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	2,100	(18)	51	33	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.686	200	(3)	6	3	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	12,300	24	32	56	0

$(2,035)	$2,459	$1,185	$(761)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.213% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	$2,500	$(1)	$53	$52	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	5,200	(1)	95	94	0
Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	3,500	(1)	63	62	0

$(3)	$211	$208	$0

Total Swap Agreements	$(2,038)	$2,670	$1,393	$(761)

(o)

Securities with an aggregate market value of $6,004 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$195,403	$40,108	$235,511
Corporate Bonds & Notes
Banking & Finance	0	951,903	2,050	953,953
Industrials	0	1,570,001	7,646	1,577,647
Utilities	0	314,404	0	314,404
Municipal Bonds & Notes
Illinois	0	1,080	0	1,080
Texas	0	1,588	0	1,588
U.S. Government Agencies	0	194,846	0	194,846
U.S. Treasury Obligations	0	688,797	0	688,797
Non-Agency Mortgage-Backed Securities	0	191,475	0	191,475
Asset-Backed Securities	0	179,133	0	179,133
Sovereign Issues	0	840,810	0	840,810
Common Stocks
Communication Services	1,865	0	774	2,639
Consumer Discretionary	441	0	0	441
Energy	7,963	0	0	7,963
Industrials	6	529	464	999
Warrants
Information Technology	0	0	1,240	1,240
Preferred Securities
Banking & Finance	0	57,635	0	57,635
Industrials	0	1,481	0	1,481
Utilities	0	0	41,085	41,085
Short-Term Instruments
Repurchase Agreements	0	1,816	0	1,816

$10,275	$5,190,901	$93,367	$5,294,543
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$212,171	$0	$0	$212,171

Total Investments	$222,446	$5,190,901	$93,367	$5,506,714

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,978)	$0	$(18,978)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	124	894	0	1,018
Over the counter	0	1,897	0	1,897

$124	$2,791	$0	$2,915
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(132)	(235)	0	(367)
Over the counter	0	(8,878)	0	(8,878)

$(132)	$(9,113)	$0	$(9,245)

Total Financial Derivative Instruments	$(8)	$(6,322)	$0	$(6,330)

Totals	$222,438	$5,165,601	$93,367	$5,481,406

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$4,747	$38,179	$(2156)	$18	$1	$(96)	$0	$0	$40,108	$(117)
Corporate Bonds & Notes
Banking & Finance	2,010	0	0	0	0	40	0	0	2,050	41

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2021 (Unaudited)

Industrials	2,541	5,260	(133)	0	0	(22)	0	0	7,646	(7)
Common Stocks
Communication Services	668	0	0	0	0	106	0	0	774	106
Energy(2)	2,436	272	0	0	0	1,113	0	(3,821)	0	0
Industrials	887	0	(272)	0	0	378	0	(529)	464	247
Warrants
Information Technology(3)	945	0	0	0	0	295	0	0	1,240	295
Preferred Securities
Utilities	42,018	645	(323)	0	0	(1,255)	0	0	41,085	(1,256)

Totals	$56,252	$43,771	$(2,884)	$18	$1	$559	$0	$(4,350)	$93,367	$(691)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$3,028	Other Valuation Techniques(4)			—			—	—
		18,749	Proxy Pricing			Base Price			99.500 - 100.000	99.779
		18,331	Third Party Vendor			Broker Quote			96.000 - 100.000	99.346
Corporate Bonds & Notes
Banking & Finance		2,050	Other Valuation Techniques(4)			—			—	—
Industrials		2,438	Other Valuation Techniques(4)			—			—	—
		5,208	Proxy Pricing			Base Price			100.000	—
Common Stocks
Communication Services		774	Other Valuation Techniques(4)			—			-	—
Industrials		315	Discounted Cash Flow			Discount Rate			$10.750	—
		149	Other Valuation Techniques(4)			—			—	—
Warrants
Information Technology		1,240	Comparable Multiple			EBITDA Multiple		X	4.375	—
Preferred Securities
Utilities		41,085	Current Value Model			Purchase Price			$27.048	—

Total		$93,367

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Sector type updated from Industrials to Energy since prior fiscal year end.
(3)									Security type updated from Rights to Warrants since prior fiscal year end.
(4)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.9%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$6,000	$6,229
Adient U.S. LLC 3.604% (LIBOR03M + 3.500%) due 04/08/2028 ~		1,990	1,993
Ahlstrom-Munksjo Oyj 4.750% (LIBOR03M + 4.000%) due 02/04/2028 «~		1,687	1,691
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		2,000	2,002
Brookfield Retail Holdings VII Sub 3 LLC 2.604% (LIBOR03M + 2.500%) due 08/27/2025 ~		2,501	2,472
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		1,395	1,389
3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~		9,509	9,524
Carnival Corp. 3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		3,061	3,032
CommScope, Inc. 3.352% (LIBOR03M + 3.250%) due 04/06/2026 ~		4,443	4,395
Dei Sales, Inc. 5.604% (LIBOR03M + 5.500%) due 04/28/2028 «~		5,135	5,135
Hertz Corp. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~		2,865	2,871
Intelsat Jackson Holdings S.A.
4.250% due 12/01/2028 «		145	145
5.392% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 µ ~		157	157
IRB Holding Corp.
3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		3,491	3,490
4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		6,413	6,421
MPH Acquisition Holdings LLC 4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~		4,800	4,705
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,700	2,707
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		5,618	5,620
Scientific Games International, Inc. 2.854% (LIBOR03M + 2.750%) due 08/14/2024 ~		798	796
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,060
U.S. Foods, Inc. 2.841% due 11/17/2028		4,900	4,903
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,893	1,903
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		7,680	7,586

Total Loan Participations and Assignments (Cost $79,903)			80,226

CORPORATE BONDS & NOTES 21.3%
BANKING & FINANCE 12.3%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	200	210
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	3,773
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		1	2
American Assets Trust LP 3.375% due 02/01/2031		2,100	2,147
Aviation Capital Group LLC 5.500% due 12/15/2024		1,400	1,533
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	393
2.528% due 11/18/2027		9	9
4.250% due 04/15/2026		1,200	1,273
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	900	1,046
5.375% due 01/18/2028 •		2,500	2,254
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(i)(j)		1,800	2,180
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,900	1,447
Banco Santander S.A.
1.849% due 03/25/2026		$5,000	4,982

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.958% due 03/25/2031		4,600	4,698
Bank of America Corp.
1.084% (US0003M + 0.960%) due 07/23/2024 ~		3,700	3,733
1.292% (US0003M + 1.160%) due 01/20/2023 ~		600	599
3.550% due 03/05/2024 •		5,100	5,253
4.125% due 01/22/2024		11,000	11,693
Barclays PLC
2.894% due 11/24/2032 •		4,400	4,434
3.330% due 11/24/2042 •		4,300	4,384
3.650% due 03/16/2025		1,100	1,163
4.337% due 01/10/2028		800	874
4.338% due 05/16/2024 •		300	312
4.375% due 01/12/2026		900	985
4.375% due 03/15/2028 •(i)(j)		2,400	2,357
4.836% due 05/09/2028		350	386
4.972% due 05/16/2029 •		1,900	2,169
7.750% due 09/15/2023 •(i)(j)		6,700	7,207
7.875% due 03/15/2022 •(i)(j)		2,300	2,332
7.875% due 09/15/2022 •(i)(j)	GBP	200	282
Blue Owl Finance LLC 3.125% due 06/10/2031		$1,900	1,861
BNP Paribas S.A.
1.904% due 09/30/2028 •		3,200	3,126
2.159% due 09/15/2029 •		6,400	6,279
2.871% due 04/19/2032 •		2,000	2,030
4.400% due 08/14/2028		6,000	6,730
Citigroup, Inc.
1.084% (US0003M + 0.960%) due 04/25/2022 ~		1,800	1,803
4.044% due 06/01/2024 •		6,500	6,776
Cooperatieve Rabobank UA 1.080% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,621
CPI Property Group S.A.
1.500% due 01/27/2031	EUR	5,300	5,798
1.625% due 04/23/2027		100	116
2.750% due 01/22/2028	GBP	500	678
Credit Suisse AG 6.500% due 08/08/2023 (j)		$11,393	12,289
Credit Suisse Group AG
3.091% due 05/14/2032 •		3,250	3,310
3.750% due 03/26/2025		14,975	15,903
4.194% due 04/01/2031 •		1,000	1,104
6.375% due 08/21/2026 •(i)(j)		1,200	1,296
7.125% due 07/29/2022 •(i)(j)		200	205
7.250% due 09/12/2025 •(i)(j)		200	220
7.500% due 07/17/2023 •(i)(j)		1,800	1,907
7.500% due 12/11/2023 •(i)(j)		5,500	5,955
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	4,500	5,263
Deutsche Bank AG
0.898% due 05/28/2024 (k)		$2,100	2,083
1.625% due 01/20/2027	EUR	1,000	1,187
1.750% due 11/19/2030 •		600	711
2.129% due 11/24/2026 •(k)		$1,000	999
3.547% due 09/18/2031 •		5,600	5,901
3.729% due 01/14/2032 •(k)		1,700	1,740
3.961% due 11/26/2025 •		6,500	6,868
4.100% due 01/13/2026		1,500	1,602
5.000% due 02/14/2022		9,900	9,945
5.882% due 07/08/2031 •		1,700	1,995
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		1,380	1,382
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		834	826
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,000	5,635
Equinix, Inc. 0.250% due 03/15/2027	EUR	1,400	1,566
Erste Group Bank AG 6.500% due 04/15/2024 •(i)(j)		2,200	2,764
Extra Space Storage LP 2.350% due 03/15/2032		$1,300	1,265
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	3,252
Ford Motor Credit Co. LLC
1.391% (US0003M + 1.235%) due 02/15/2023 ~		7,900	7,887
3.021% due 03/06/2024	EUR	100	119
3.264% (US0003M + 3.140%) due 01/07/2022 ~		$800	800
3.375% due 11/13/2025		2,500	2,601
3.550% due 10/07/2022		3,700	3,760
3.664% due 09/08/2024		1,428	1,485
4.535% due 03/06/2025	GBP	600	860
5.125% due 06/16/2025		$200	218
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		16,100	17,350
HSBC Holdings PLC
2.633% due 11/07/2025 •		5,400	5,542

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.871% due 11/22/2032 •		5,700	5,754
4.300% due 03/08/2026		400	439
4.583% due 06/19/2029 •		5,600	6,278
4.600% due 12/17/2030 •(i)(j)		2,800	2,805
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	9,069
6.250% due 03/23/2023 •(i)(j)		$200	208
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,800	1,737
3.875% due 11/13/2029		400	391
4.250% due 11/07/2027		1,300	1,317
4.500% due 05/29/2029		2,100	2,137
4.750% due 04/27/2027		2,400	2,481
4.950% due 11/07/2047		2,800	2,705
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		2,600	2,569
Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	6,042
7.750% due 01/11/2027 •(i)	EUR	1,700	2,353
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		$4,000	4,160
4.005% due 04/23/2029 •		500	552
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	3,020
4.450% due 05/08/2025		$10,500	11,414
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,243
7.625% due 06/27/2023 •(i)(j)	GBP	4,000	5,801
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/2024		$1,000	1,070
Morgan Stanley 1.364% (US0003M + 1.220%) due 05/08/2024 ~		1,300	1,316
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	1,400	1,584
2.550% due 12/05/2023	GBP	3,600	4,938
3.375% due 04/24/2030		800	1,108
3.692% due 06/05/2028		2,750	3,895
Nationwide Building Society
3.766% due 03/08/2024 •		$10,400	10,715
4.302% due 03/08/2029 •		13,500	14,888
4.363% due 08/01/2024 •		5,000	5,238
Natwest Group PLC
4.519% due 06/25/2024 •		600	628
4.892% due 05/18/2029 •		2,200	2,518
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,419
8.000% due 08/10/2025 •(i)(j)		$900	1,046
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		600	590
1.850% due 09/16/2026		1,100	1,074
2.450% due 09/15/2028		600	584
OneMain Finance Corp.
5.625% due 03/15/2023		1,200	1,255
6.125% due 03/15/2024		4,850	5,148
Park Intermediate Holdings LLC 7.500% due 06/01/2025		4,200	4,435
Piper Sandler Cos. 5.200% due 10/15/2023		3,600	3,601
Public Storage 0.500% due 09/09/2030	EUR	4,500	4,966
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •		$17,650	19,349
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	1,090
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,507
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		650	698
SBA Communications Corp. 3.875% due 02/15/2027		2,100	2,166
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	2,146
SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,986
4.125% due 07/15/2023		1,500	1,563
Standard Chartered PLC 7.750% due 04/02/2023 •(i)(j)		600	637
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	4,713
Swedbank AB 6.000% due 03/17/2022 •(i)(j)		800	808
UBS AG 7.625% due 08/17/2022 (j)		35,100	36,461
UBS Group AG
4.375% due 02/10/2031 •(i)(j)		800	792
5.750% due 02/19/2022 •(i)(j)	EUR	500	574
UniCredit SpA
4.027% (US0003M + 3.900%) due 01/14/2022 ~		$7,500	7,506
6.572% due 01/14/2022		1,250	1,252

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

7.830% due 12/04/2023		14,700	16,397
9.250% due 06/03/2022 •(i)(j)	EUR	400	473
Ursa Re Ltd. 3.778% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		$7,000	7,173
Virgin Money UK PLC
3.375% due 04/24/2026 •	GBP	300	420
4.000% due 09/25/2026 •		1,500	2,154
4.000% due 09/03/2027 •		300	437
Wells Fargo & Co. 3.584% due 05/22/2028 •		$4,950	5,325
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	5,694

			517,535

INDUSTRIALS 7.5%
Air Canada 4.625% due 08/15/2029	CAD	800	632
Altice France Holding S.A. 4.000% due 02/15/2028 (m)	EUR	2,200	2,395
Altice France S.A.
4.250% due 10/15/2029		2,700	3,063
5.500% due 10/15/2029		$2,800	2,763
American Airlines Pass-Through Trust
3.150% due 08/15/2033		459	466
3.350% due 04/15/2031		1,783	1,819
3.575% due 07/15/2029		609	621
3.650% due 08/15/2030		781	818
3.700% due 04/01/2028		1,376	1,399
American Airlines, Inc.
5.500% due 04/20/2026		1,900	1,979
5.750% due 04/20/2029		500	535
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,200	2,382
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	6,909
Becton Dickinson Euro Finance SARL 0.334% due 08/13/2028		4,500	5,040
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	7,600	9,928
BK LC Lux Finco1 SARL 5.250% due 04/30/2029	EUR	5,800	6,848
Boeing Co. 1.950% due 02/01/2024		$4,400	4,452
Bombardier, Inc. 7.875% due 04/15/2027		900	935
Broadcom, Inc.
3.137% due 11/15/2035		5	5
4.110% due 09/15/2028		21	23
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,200	1,261
Caesars Resort Collection LLC 5.750% due 07/01/2025		1,800	1,882
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,200	1,223
Carnival Corp.
4.000% due 08/01/2028		4,900	4,873
10.500% due 02/01/2026		300	343
CCO Holdings LLC 5.000% due 02/01/2028		2,900	3,022
Centene Corp. 4.250% due 12/15/2027		1,700	1,775
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	2,149
4.464% due 07/23/2022		600	609
4.500% due 02/01/2024		600	638
4.908% due 07/23/2025		15,700	17,301
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	10,726
5.875% due 03/31/2025		1,800	1,996
Chesapeake Energy Corp.
5.500% due 02/01/2026		700	738
5.875% due 02/01/2029		300	321
Community Health Systems, Inc.
5.625% due 03/15/2027		1,300	1,377
6.625% due 02/15/2025		200	207
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		2,849	794
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	4,078
4.750% due 01/15/2029		$7,200	7,328
5.000% due 04/15/2026		3,600	3,713
CVS Health Corp. 3.500% due 07/20/2022		500	506
DAE Funding LLC
1.550% due 08/01/2024		3,400	3,379

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.625% due 02/15/2024		2,500	2,456
2.625% due 03/20/2025		3,400	3,425
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,300	1,367
7.000% due 05/01/2025		700	801
7.375% due 01/15/2026		6,900	8,131
DISH DBS Corp.
5.250% due 12/01/2026		1,200	1,221
5.750% due 12/01/2028		4,200	4,250
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~		12,100	12,104
EQT Corp. 6.625% due 02/01/2025		2,300	2,596
Exela Intermediate LLC 11.500% due 07/15/2026		944	671
Expedia Group, Inc. 6.250% due 05/01/2025		484	546
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,949
Fraport AG Frankfurt Airport Services Worldwide 2.125% due 07/09/2027	EUR	300	358
General Mills, Inc. 1.132% (US0003M + 1.010%) due 10/17/2023 ~		$400	405
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		3,500	3,487
3.750% due 05/01/2029		11,500	11,603
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		1,700	1,705
1.300% due 10/01/2023		1,600	1,601
1.800% due 10/01/2024		1,300	1,301
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (c)	EUR	3,600	4,169
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		3,800	4,226
Intelsat Jackson Holdings S.A.
1.000% due 12/01/2029 «(b)		$1,617	1,615
8.500% due 10/15/2024 ^(d)		2,300	1,057
JetBlue Pass-Through Trust 4.000% due 05/15/2034		467	506
Kraft Heinz Foods Co. 5.000% due 07/15/2035		73	90
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,651
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		6,300	6,121
MGM China Holdings Ltd. 4.750% due 02/01/2027		700	694
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,800	4,062
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,400	3,452
NCL Corp. Ltd.
10.250% due 02/01/2026		3,575	4,162
12.250% due 05/15/2024		3,770	4,471
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	367
3.043% due 09/15/2023		$7,500	7,699
3.522% due 09/17/2025		700	734
4.345% due 09/17/2027		5,200	5,618
4.810% due 09/17/2030		700	784
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		5,100	5,659
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,626
Petroleos Mexicanos 5.950% due 01/28/2031		2,200	2,142
Petronas Capital Ltd. 3.500% due 04/21/2030		2,100	2,274
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	1,300	1,458
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$2,600	2,844
11.500% due 06/01/2025		179	201
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,407	1,581
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,617
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		2,500	2,673
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		4,550	4,766
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,909
Studio City Finance Ltd. 5.000% due 01/15/2029		$1,200	1,076

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Synnex Corp. 2.375% due 08/09/2028		1,300	1,263
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,360
3.875% due 04/15/2030		2,100	2,299
Transocean, Inc.
7.250% due 11/01/2025		6,475	4,993
7.500% due 01/15/2026		700	522
8.000% due 02/01/2027		200	144
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		306	309
Uber Technologies, Inc. 7.500% due 05/15/2025		600	631
Unigel Luxembourg S.A. 8.750% due 10/01/2026		3,700	3,926
United Airlines Pass-Through Trust
2.700% due 11/01/2033		468	466
5.875% due 04/15/2029		4,607	5,055
United Airlines, Inc.
4.375% due 04/15/2026		300	313
4.625% due 04/15/2029		1,600	1,653
Viking Cruises Ltd. 13.000% due 05/15/2025		3,300	3,739
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	4,300	5,781
VOC Escrow Ltd. 5.000% due 02/15/2028		$1,200	1,190
Wynn Las Vegas LLC
5.250% due 05/15/2027		600	614
5.500% due 03/01/2025		500	516
Wynn Macau Ltd.
5.125% due 12/15/2029		500	455
5.500% due 01/15/2026		300	282
5.500% due 10/01/2027		400	372
5.625% due 08/26/2028		3,556	3,298
Wynn Resorts Finance LLC
5.125% due 10/01/2029		200	203
7.750% due 04/15/2025		200	210
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,977
3.150% due 04/01/2022		$3,000	3,006

			312,109

UTILITIES 1.5%
AT&T, Inc. 4.300% due 02/15/2030		105	118
Duke Energy Corp. 0.851% (US0003M + 0.650%) due 03/11/2022 ~		7,000	7,006
NextEra Energy Capital Holdings, Inc. 0.898% (US0003M + 0.720%) due 02/25/2022 ~		4,050	4,054
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~		1,700	1,703
3.000% due 06/15/2028		2,600	2,621
3.150% due 01/01/2026		1,500	1,535
3.250% due 06/01/2031		2,800	2,812
3.300% due 12/01/2027		1,000	1,017
3.400% due 08/15/2024		200	207
3.450% due 07/01/2025		300	311
3.500% due 06/15/2025		200	208
3.950% due 12/01/2047		600	579
4.250% due 08/01/2023		1,100	1,139
4.300% due 03/15/2045		700	709
4.450% due 04/15/2042		400	407
4.500% due 07/01/2040		200	209
4.550% due 07/01/2030		1,000	1,082
Petrobras Global Finance BV
5.999% due 01/27/2028		24,110	26,323
6.625% due 01/16/2034	GBP	1,200	1,799
6.850% due 06/05/2115		$200	199
Rio Oil Finance Trust
8.200% due 04/06/2028		371	422
9.250% due 07/06/2024		96	103
Sprint Corp. 7.625% due 03/01/2026		6,600	7,932
Systems Energy Resources, Inc. 2.140% due 12/09/2025		700	703

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Transocean Proteus Ltd. 6.250% due 12/01/2024	1,275	1,260

		64,458

Total Corporate Bonds & Notes (Cost $868,616)		894,102

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023	4,400	5,621
Southwest Airlines Co. 1.250% due 05/01/2025	7,500	10,026

Total Convertible Bonds & Notes (Cost $11,900)		15,647

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	2,500	2,538

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	271	309
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,100	1,385

		1,694

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.250% due 07/01/2026 ^(d)	275	274
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.750% due 07/01/2041 ^(d)	155	153
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.500% due 07/01/2026 ^(d)	120	113

		540

WASHINGTON 0.5%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,452
Energy Northwest, Washington Revenue Notes, Series 2012 2.953% due 07/01/2022	15,000	15,194

		19,646

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	34,905	3,890
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	415
3.501% due 06/01/2035	400	415
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
0.947% due 06/01/2022	510	511
1.193% due 06/01/2023	620	621
1.497% due 06/01/2024	600	601
1.820% due 06/01/2026	200	199

		6,652

Total Municipal Bonds & Notes (Cost $29,172)		31,070

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.152% due 12/25/2036 •	23	23
0.215% due 03/25/2036 •	7	7
0.222% due 03/25/2034 •	13	13
0.252% due 08/25/2034 •	7	7
0.452% due 03/25/2037 •	78	79
0.453% due 05/25/2042 •	1	1
0.554% due 10/18/2030 •	1	1
0.654% due 04/18/2032 •	16	16
1.002% due 04/25/2032 •	1	1
1.284% due 08/01/2042 - 10/01/2044 •	109	111
1.338% due 06/25/2050 ~(a)	13,442	736
1.587% due 12/25/2042 ~(a)	14,431	739
1.625% due 11/25/2023 •	3	3
1.641% due 12/01/2034 •	11	12
1.905% due 05/25/2035 ~	7	7
1.920% due 12/01/2034 •	6	6
1.925% due 03/01/2036 •	75	75

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.951% due 09/01/2034 •	3	3
2.000% due 02/01/2036 •	36	36
2.127% due 08/01/2029 •	5	5
2.190% due 07/25/2043 •(a)	5,935	854
2.220% due 05/01/2036 •	32	34
2.300% due 01/01/2036 •	45	46
2.313% due 09/01/2039 •	15	15
2.317% due 09/01/2031 •	7	7
2.423% due 11/01/2034 •	92	98
3.000% due 09/25/2026 (a)	671	11
3.184% due 05/01/2036 •	3	3
4.000% due 06/25/2050 (a)	9,919	1,507
4.027% due 12/01/2036 •	5	5
4.082% due 08/01/2028 •	1	1
5.000% due 01/25/2035	7	7
5.000% due 06/25/2041 (a)	749	121
5.110% due 01/25/2032 þ	7	8
5.714% due 02/25/2033 þ	73	84
5.750% due 08/25/2033	30	33
5.965% due 11/25/2046 ~(a)	8,256	900
5.998% due 06/25/2047 •(a)	507	107
6.000% due 01/25/2033 - 07/25/2044	109	125
6.089% due 10/25/2031 þ	22	23
6.098% due 06/25/2048 •(a)	10,128	1,772
6.398% due 01/25/2042 •(a)	6,287	1,138
6.498% due 01/25/2041 •(a)	1,977	110
7.500% due 09/25/2022 - 06/25/2032	11	12
Freddie Mac
0.436% due 08/15/2040 •	779	783
0.460% due 12/15/2029 •	25	25
0.610% due 01/15/2032 •	3	3
1.482% due 07/25/2044 •	986	1,015
1.500% due 02/25/2036 (a)	18,955	1,006
1.595% due 09/01/2035 •	3	3
1.981% due 08/01/2035 •	2	2
2.000% due 01/25/2051 (a)	5,912	535
2.021% due 09/01/2035 •	1	2
2.093% due 03/01/2036 •	12	12
2.348% due 12/01/2032 •	1	1
3.000% due 12/15/2047 (a)	4,692	448
3.500% due 12/15/2047 - 06/15/2049 (a)	8,774	887
4.000% due 07/01/2047 - 10/01/2047	106	114
4.000% due 06/15/2049 (a)	6,801	960
4.559% due 07/25/2033 ~	1	2
5.000% due 02/15/2048 (a)	402	79
5.500% due 09/15/2039	36	40
5.898% due 04/25/2048 - 11/25/2049 •(a)	24,846	4,690
6.000% due 05/15/2035	66	73
6.500% due 10/25/2043	48	55
6.555% due 09/25/2029 ~	26	28
7.000% due 07/25/2043	31	37
7.002% due 11/25/2030 þ	3	3
7.500% due 08/15/2030 - 03/25/2044	56	69
8.610% due 12/25/2030 þ	100	109
Ginnie Mae
0.404% due 05/20/2037 •	316	317
1.625% due 09/20/2023 - 07/20/2025 ~	1	0
1.625% due 07/20/2030 •	9	9
1.875% due 04/20/2030 •	6	6
2.000% due 02/20/2024 - 09/20/2026 ~	17	17
2.000% due 01/20/2027 •	20	21
2.125% due 10/20/2027 - 10/20/2029 •	16	16
5.000% due 03/15/2039 - 05/15/2039	630	727
5.500% due 10/15/2034 - 03/15/2035	48	54
5.946% due 08/20/2049 - 09/20/2049 •(a)	20,960	3,219
6.000% due 06/20/2038	16	17
8.000% due 03/20/2030	7	9
8.500% due 04/20/2030 - 07/20/2030	1	0
Small Business Administration
4.340% due 03/01/2024	11	11
4.760% due 09/01/2025	18	18
5.600% due 09/01/2028	75	80
6.220% due 12/01/2028	64	71
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	92,563	96,971
3.500% due 10/01/2040 - 06/01/2048	9,294	9,893
4.000% due 05/01/2047 - 04/01/2048	14,629	15,913
6.500% due 06/01/2036 - 08/01/2038	1,182	1,364
Uniform Mortgage-Backed Security, TBA 3.500% due 03/01/2052	1,000	1,050

Total U.S. Government Agencies (Cost $159,633)		149,666

U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Bonds
1.375% due 08/15/2050	7,400	6,485

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.625% due 11/15/2050	3,600	3,355
2.500% due 02/15/2045	20	22
U.S. Treasury Notes
0.125% due 04/30/2023	31,900	31,733
0.375% due 11/30/2025	27,300	26,478
0.750% due 04/30/2026	39,500	38,721
1.250% due 08/31/2024	83,300	84,074
1.375% due 10/31/2028	42,370	42,211
1.625% due 02/15/2026 (o)	7,210	7,335
1.750% due 01/31/2023 (o)	700	710
1.875% due 08/31/2024 (o)	19,690	20,193
2.000% due 04/30/2024 (o)	40	41
2.000% due 02/15/2025 (o)	2,400	2,472
2.125% due 03/31/2024 (o)	12,052	12,406
2.125% due 11/30/2024 (o)	10,460	10,810
2.125% due 05/15/2025 (o)(q)	1,485	1,537
2.250% due 01/31/2024 (m)(o)	9,520	9,813
2.250% due 11/15/2024 (o)	71,718	74,360
2.375% due 08/15/2024 (o)	72,390	75,173
2.375% due 05/15/2029 (q)	550	586
2.500% due 01/31/2024	37,540	38,886
2.500% due 05/15/2024 (o)	18,400	19,117
2.625% due 02/15/2029	3,310	3,579
2.875% due 11/30/2023 (o)	9,570	9,963

Total U.S. Treasury Obligations (Cost $512,924)		520,060

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
0.362% due 03/25/2036 •	243	172
2.574% due 09/25/2035 ^~	4	4
2.619% due 10/25/2035 ^~	383	377
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•	311	281
1.002% due 11/25/2046 •	8,749	3,559
1.052% due 10/25/2046 •	154	149
American Home Mortgage Investment Trust 1.746% due 09/25/2045 •	26	26
Banc of America Funding Trust
0.424% due 02/20/2047 •	1,122	1,351
0.484% due 10/20/2036 •	316	265
0.502% due 05/25/2037 ^•	179	167
0.522% due 04/25/2037 ^•	280	270
0.664% due 06/20/2047 •	998	924
2.394% due 10/20/2046 ^~	821	731
2.929% due 06/20/2037 ^~	51	49
5.500% due 09/25/2034	447	442
5.806% due 03/25/2037 ^~	7	8
5.878% due 10/25/2036 ^~	183	179
6.000% due 08/25/2037 ^	498	480
Banc of America Mortgage Trust
2.509% due 05/25/2034 ~	71	73
2.559% due 02/25/2034 ~	26	27
BCAP LLC Trust
5.250% due 02/26/2036 ~	1,397	832
5.250% due 06/26/2037	452	461
13.192% due 02/26/2036 ~	423	210
17.096% due 04/26/2037 ~	413	189
76.302% due 06/26/2036 ~	464	350
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	30	26
2.006% due 04/25/2034 ~	24	24
2.409% due 05/25/2034 ~	12	12
2.485% due 01/25/2034 ~	146	151
2.601% due 11/25/2034 ~	56	54
2.668% due 05/25/2034 ~	10	10
2.734% due 11/25/2034 ~	2	2
2.835% due 02/25/2033 ~	3	3
2.844% due 08/25/2035 ^~	42	42
3.392% due 08/25/2035 ~	20	19
Bear Stearns ALT-A Trust
0.422% due 08/25/2036 ^•	1,101	1,052
0.442% due 08/25/2036 ^•	458	429
0.502% due 02/25/2034 •	60	58
0.542% due 04/25/2036 ^•	1,410	1,813
2.564% due 01/25/2036 ^~	786	790
2.603% due 05/25/2035 ~	1,352	1,365
2.700% due 08/25/2036 ^~	13	9
2.785% due 11/25/2035 ^~	83	73
2.807% due 03/25/2036 ~	986	657
3.121% due 03/25/2036 ^~	243	216
3.241% due 11/25/2036 ^~	410	274
Bear Stearns Mortgage Funding Trust 0.292% due 01/25/2037 •	1,459	1,375
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~	24	24

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.360% due 06/25/2035 ~	22	22
ChaseFlex Trust
0.402% due 07/25/2037 •	452	424
6.000% due 02/25/2037 ^	595	330
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.146% due 08/25/2037 ^þ	1,659	1,611
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.332% due 05/25/2036 •	634	607
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	14	15
6.000% due 09/25/2037	111	115
Citigroup Commercial Mortgage Trust 2.690% due 04/10/2046	15	15
Citigroup Global Markets Mortgage Securities, Inc. 0.602% due 05/25/2032 •	45	43
Citigroup Mortgage Loan Trust
2.329% due 09/25/2037 ^~	793	740
2.480% due 11/25/2035 •	313	317
2.716% due 11/25/2036 ^~	337	333
2.768% due 08/25/2035 ~	228	237
2.768% due 08/25/2035 ^~	24	20
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	119	122
2.223% due 02/25/2034 ~	32	32
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	383	397
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	441	346
Countrywide Alternative Loan Trust
0.302% due 06/25/2037 •	14	14
0.342% due 06/25/2036 •	662	656
0.382% due 04/25/2047 •	2,545	2,339
0.442% due 01/25/2037 ^•	0	1
0.452% due 05/25/2036 ^•	1,008	482
0.452% due 05/25/2037 ^•	36	11
0.472% due 02/25/2037 ^•	8,989	2,086
0.482% due 09/25/2046 ^•	69	68
0.502% due 05/25/2036 ^•	1,190	960
0.552% due 09/25/2035 ^•	2,470	1,605
0.563% due 07/20/2035 •	21	21
0.602% due 12/25/2035 ^•	2,297	1,107
0.602% due 05/25/2037 ^•	877	284
0.602% due 09/25/2046 ^•	821	686
0.662% due 12/25/2035 •	305	305
0.743% due 11/20/2035 •	1,833	1,723
0.802% due 05/25/2036 •	1,206	570
0.812% due 07/25/2036 ^•	936	324
0.852% due 08/25/2035 ^•	59	51
0.902% due 12/25/2035 ^•	395	345
1.002% due 12/25/2036 ^•	4,532	1,459
1.562% due 01/25/2036 •	625	632
2.696% due 10/25/2035 ^~	286	270
3.227% due 06/25/2037 ^~	86	78
5.250% due 06/25/2035 ^	13	12
5.500% due 04/25/2035	356	361
5.500% due 10/25/2035 ^	247	187
5.500% due 11/25/2035 ^	1,310	1,006
5.500% due 12/25/2035 ^	186	131
5.500% due 01/25/2036	232	184
5.500% due 03/25/2036 ^	44	27
5.750% due 07/25/2035 ^	1,335	1,078
6.000% due 04/25/2036 ^	638	406
6.000% due 01/25/2037 ^	754	566
6.000% due 02/25/2037 ^	2,137	1,442
6.000% due 03/25/2037 ^	723	403
6.000% due 08/25/2037 ^	517	365
6.250% due 11/25/2036 ^	412	378
6.500% due 09/25/2037 ^	1,142	645
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •	1	1
0.742% due 03/25/2035 •	102	100
0.762% due 02/25/2035 •	45	46
0.842% due 02/25/2035 •	694	651
0.862% due 09/25/2034 •	3	3
1.985% due 02/20/2036 ^•	174	154
1.991% due 02/20/2036 ^•	543	547
2.144% due 07/25/2034 ~	85	87
2.283% due 09/25/2034 ^~	11	10
2.475% due 12/25/2033 ~	14	14
2.595% due 06/20/2035 ~	2	2
2.673% due 11/25/2034 ~	31	31
2.971% due 03/25/2037 ^~	78	74
3.008% due 08/25/2034 ^~	1	1
3.008% due 08/25/2034 ~	19	20
5.500% due 11/25/2035 ^	52	40
5.500% due 07/25/2037 ^	448	297

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

5.750% due 07/25/2037 ^		1,741	1,239
5.750% due 08/25/2037		7,165	5,376
6.000% due 02/25/2036 ^		381	227
6.000% due 03/25/2036 ^		3	2
Countrywide Home Loan Reperforming REMIC Trust
0.442% due 06/25/2035 •		739	717
0.502% due 11/25/2034 •		17	16
Credit Suisse First Boston Mortgage Securities Corp.
0.593% due 03/25/2032 ~		45	44
6.000% due 01/25/2036 ^		865	670
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.116% due 07/25/2033 ~		2	2
7.000% due 02/25/2034		131	136
Credit Suisse Mortgage Capital Certificates 2.973% due 07/27/2037 ~		1,657	1,753
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		314	184
7.000% due 08/25/2037 ^~		867	685
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~		683	679
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.402% due 04/25/2037 •		388	276
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.202% due 08/25/2037 ^•		233	196
0.342% due 08/25/2036 ^•		1,493	1,473
Downey Savings & Loan Association Mortgage Loan Trust
0.624% due 08/19/2045 •		9	9
1.002% due 03/19/2046 ^•		406	361
EMF-NL Prime BV 0.249% due 04/17/2041 •	EUR	2,762	3,034
Eurosail PLC 0.949% due 10/17/2040 •		1,113	1,268
Extended Stay America Trust 1.190% due 07/15/2038 •		$12,037	12,072
First Horizon Alternative Mortgage Securities Trust
2.397% due 04/25/2036 ^~		246	231
2.523% due 06/25/2036 ^~		333	302
2.717% due 01/25/2036 ^~		2,530	1,688
2.918% due 03/25/2035 ~		22	17
First Horizon Mortgage Pass-Through Trust 2.773% due 08/25/2035 ~		100	79
GreenPoint Mortgage Funding Trust
0.542% due 06/25/2045 •		7	6
0.642% due 11/25/2045 •		63	57
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~		13	13
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	464	519
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	318
GSMPS Mortgage Loan Trust 0.452% due 03/25/2035 •		39	37
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •		3	3
2.164% due 06/25/2034 ~		46	45
5.750% due 03/25/2036 ^		179	185
5.750% due 01/25/2037 ^		401	333
6.000% due 02/25/2036 ^		1,193	713
6.000% due 03/25/2037 ^		762	542
6.000% due 05/25/2037 ^		240	213
6.500% due 09/25/2036 ^		331	202
HarborView Mortgage Loan Trust
0.284% due 11/19/2036 •		109	108
0.284% due 11/19/2046 ^•		31	25
0.584% due 06/19/2035 •		30	30
0.604% due 01/19/2036 •		1,057	735
0.664% due 02/19/2036 •		696	440
0.724% due 11/19/2035 •		665	586
0.924% due 11/19/2034 ^•		369	332
1.604% due 10/19/2035 •		413	314
2.075% due 06/19/2045 ^•		2,610	1,487
2.084% due 04/19/2034 ~		4	4
HomeBanc Mortgage Trust 2.508% due 04/25/2037 ^~		6,460	6,438
Impac CMB Trust 0.762% due 03/25/2035 •		68	70
Impac Secured Assets Trust 0.802% due 05/25/2036 •		42	42
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051		226	235
IndyMac IMSC Mortgage Loan Trust 2.889% due 06/25/2037 ^~		547	439
IndyMac INDA Mortgage Loan Trust
2.870% due 01/25/2036 ~		459	452
2.979% due 12/25/2036 ^~		23	22

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

IndyMac INDX Mortgage Loan Trust
0.262% due 04/25/2037 •	309	294
0.292% due 09/25/2046 •	21	20
0.352% due 02/25/2037 •	1,453	1,156
0.502% due 11/25/2046 •	312	314
2.810% due 10/25/2034 ~	779	791
2.928% due 12/25/2034 ~	243	252
2.975% due 06/25/2036 ~	597	601
3.013% due 01/25/2036 ^~	299	298
JP Morgan Alternative Loan Trust
0.382% due 03/25/2037 •	584	623
0.462% due 06/25/2037 •	4,633	3,189
0.593% due 06/27/2037 •	245	190
3.235% due 05/25/2037 ^~	868	810
5.500% due 11/25/2036 ^~	1	1
5.831% due 05/26/2037 ~	3,424	3,236
6.810% due 08/25/2036 ^þ	1,220	1,189
JP Morgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	68	68
3.414% due 01/15/2046	16	16
JP Morgan Mortgage Trust
1.815% due 11/25/2033 ~	5	5
2.592% due 04/25/2036 ^~	132	121
2.695% due 07/25/2035 ~	13	13
2.704% due 11/25/2035 ^~	223	207
2.875% due 05/25/2034 ~	49	50
2.976% due 04/25/2037 ^~	24	22
5.750% due 01/25/2036 ^	803	513
6.000% due 08/25/2037 ^	10	7
6.250% due 07/25/2036 ^	1,290	765
6.500% due 01/25/2036 ^	438	315
6.500% due 08/25/2036 ^	1,482	808
Lehman XS Trust
0.502% due 08/25/2046 •	1,384	1,364
0.562% due 04/25/2046 ^•	738	816
MASTR Adjustable Rate Mortgages Trust
0.702% due 05/25/2047 ^•	313	623
2.618% due 05/25/2034 ~	72	72
2.732% due 11/21/2034 ~	21	21
MASTR Seasoned Securitization Trust 3.468% due 10/25/2032 ~	10	10
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.810% due 11/15/2031 •	43	44
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.550% due 12/15/2030 •	85	84
Merrill Lynch Mortgage Investors Trust
0.762% due 06/25/2028 •	1	1
0.826% due 11/25/2029 ~(a)	922	12
1.816% due 02/25/2033 ~	11	11
1.960% due 02/25/2036 ~	522	551
2.331% due 05/25/2033 ~	2	2
2.711% due 03/25/2036 ^~	833	529
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	25	25
2.657% due 05/15/2046	32	33
3.912% due 07/15/2046 ~	11	11
Morgan Stanley Mortgage Loan Trust
0.362% due 03/25/2036 •	242	179
1.976% due 06/25/2036 ~	17	18
1.978% due 06/25/2036 ~	1,852	1,922
2.200% due 08/25/2034 ~	112	117
2.332% due 07/25/2035 ^~	82	76
2.501% due 07/25/2035 ~	110	106
2.543% due 08/25/2034 ~	13	13
2.546% due 12/25/2037 ~	1,414	1,093
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^	513	519
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	10,672	10,884
2.750% due 11/25/2059 ~	16,334	16,633
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.522% due 06/25/2037 •	4,183	3,811
2.359% due 10/25/2035 ~	364	326
2.952% due 08/25/2035 ~	63	69
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.862% due 12/25/2035 •	2,400	2,422
5.675% due 12/25/2035 ~	1	1
Prime Mortgage Trust
0.502% due 02/25/2034 •	1	1
5.500% due 06/25/2036 ^	13	13
RBSGC Structured Trust 5.500% due 11/25/2035 ^~	2,256	2,173
RBSSP Resecuritization Trust
0.572% due 06/27/2036 •	6,569	6,191
0.572% due 08/27/2037 •	693	688

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Residential Accredit Loans, Inc. Trust
0.242% due 01/25/2037 •		523	523
0.352% due 02/25/2036 ^•		168	117
0.462% due 05/25/2036 •		973	925
0.472% due 12/25/2036 •		71	71
0.502% due 11/25/2036 ^•		218	165
0.602% due 08/25/2037 •		53	51
0.902% due 10/25/2045 •		134	117
3.169% due 12/26/2034 ^~		168	85
3.372% due 02/25/2035 ^~		523	470
4.341% due 01/25/2036 ^~		1,360	1,212
4.374% due 09/25/2035 ^~		43	36
5.881% due 09/25/2037 ~		7,725	6,492
6.000% due 06/25/2036 ^		203	201
6.500% due 09/25/2037 ^		279	275
Residential Asset Securitization Trust
0.502% due 01/25/2046 ^•		1,563	567
0.552% due 02/25/2034 •		67	63
5.500% due 09/25/2035 ^		90	61
5.500% due 12/25/2035 ^		258	181
5.750% due 02/25/2036 ^		824	477
6.000% due 07/25/2036		410	318
6.000% due 07/25/2037 ^		1,387	785
Residential Funding Mortgage Securities, Inc. Trust
4.002% due 02/25/2036 ^~		258	244
4.131% due 09/25/2036 ^~		19	11
6.000% due 10/25/2036 ^		348	341
6.500% due 03/25/2032		13	14
RMAC Securities PLC 0.245% due 06/12/2044 •	GBP	610	793
Securitized Asset Sales, Inc. 2.236% due 11/26/2023 ~		$10	10
Sequoia Mortgage Trust 2.834% due 09/20/2046 ^~		48	38
Structured Adjustable Rate Mortgage Loan Trust
0.422% due 10/25/2035 •		2,877	2,874
0.542% due 06/25/2037 •		1,452	1,406
1.482% due 01/25/2035 ^•		13	12
2.617% due 03/25/2034 ~		8	8
2.733% due 01/25/2035 ~		79	81
2.908% due 04/25/2036 ^~		338	249
2.941% due 10/25/2036 ^~		335	244
3.098% due 09/25/2036 ^~		247	216
Structured Asset Mortgage Investments Trust
0.222% due 08/25/2036 •		188	179
0.462% due 07/25/2046 •		2,121	1,892
0.522% due 05/25/2036 •		133	117
0.522% due 08/25/2036 ^•		927	904
0.562% due 05/25/2045 •		37	36
0.604% due 07/19/2035 •		146	142
0.662% due 02/25/2036 ^•		306	295
0.684% due 07/19/2034 •		5	5
0.702% due 08/25/2036 ^•		679	637
0.764% due 09/19/2032 •		1	1
0.804% due 03/19/2034 •		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.119% due 03/25/2033 ~		25	27
Thornburg Mortgage Securities Trust
1.765% due 10/25/2043 ~		67	67
1.803% due 06/25/2037 •		15,670	15,642
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	14,060	19,180
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		$86	87
3.244% due 04/10/2046		40	41
Wachovia Mortgage Loan Trust LLC
2.206% due 10/20/2035 ~		444	437
2.238% due 05/20/2036 ^~		195	200
2.593% due 03/20/2037 ^~		55	52
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •		4	4
0.682% due 12/25/2045 •		369	354
0.812% due 01/25/2047 •		98	98
0.832% due 06/25/2047 ^•		48	40
0.894% due 12/25/2046 •		201	195
1.062% due 06/25/2046 •		563	571
1.282% due 11/25/2042 •		8	8
1.482% due 06/25/2042 •		117	117
1.482% due 08/25/2042 •		73	72
1.725% due 05/25/2046 •		121	119
1.725% due 12/25/2046 •		347	339
2.325% due 12/25/2032 ~		1,831	1,860
2.353% due 03/25/2033 ~		35	35
2.358% due 10/25/2034 ~		105	104
2.368% due 09/25/2033 ~		6	6
2.429% due 03/25/2034 ~		2	2

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.453% due 10/25/2036 ^~		21	21
2.536% due 08/25/2035 ~		259	270
2.579% due 06/25/2033 ~		47	48
2.725% due 03/25/2035 ~		108	112
2.779% due 05/25/2037 ^~		38	35
2.796% due 03/25/2037 ^~		17,919	16,705
2.821% due 01/25/2036 ~		526	544
2.878% due 06/25/2037 ^~		1,098	1,082
2.930% due 07/25/2037 ^~		280	282
3.262% due 10/25/2036 ^~		595	582
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	282
0.998% due 12/21/2049 •		6,023	8,171
1.698% due 12/21/2049 •		910	1,236
2.198% due 12/21/2049 •		455	619
2.698% due 12/21/2049 •		260	353
3.198% due 12/21/2049 •		260	352
Washington Mutual Mortgage Pass-Through Certificates Trust
0.802% due 01/25/2036 ^•		$2,563	1,979
0.852% due 04/25/2047 •		3,275	2,931
3.226% due 06/25/2033 ~		17	18
5.500% due 11/25/2035		106	98
5.750% due 11/25/2035 ^		688	712
6.000% due 10/25/2035 ^		385	316
Wells Fargo Alternative Loan Trust 0.452% due 06/25/2037 ^•		1,012	890
Wells Fargo Mortgage-Backed Securities Trust 2.793% due 04/25/2036 ~		50	49

Total Non-Agency Mortgage-Backed Securities (Cost $256,214)			267,432

ASSET-BACKED SECURITIES 19.2%
ACE Securities Corp. Home Equity Loan Trust
0.222% due 08/25/2036 ^•		2,999	906
0.262% due 08/25/2036 ^•		1,608	492
0.302% due 12/25/2036 •		5,201	1,889
1.077% due 11/25/2033 •		176	176
Aegis Asset-Backed Securities Trust 1.102% due 03/25/2035 ^•		253	250
American Money Management Corp. CLO Ltd.
0.992% due 04/17/2029 •		552	551
1.096% due 11/10/2030 •		2,600	2,609
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.227% due 11/25/2034 •		870	871
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •		267	263
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		8,400	8,398
1.264% due 07/15/2032 •		800	803
1.268% due 07/22/2032 •		4,400	4,418
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		6,900	6,883
Apidos CLO 1.052% due 07/17/2030 •		1,900	1,898
Ares CLO Ltd.
0.990% due 01/15/2029 •		7,300	7,286
1.174% due 01/15/2032 •		2,000	1,999
Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	14,000	15,943
0.850% due 04/20/2032 •		3,300	3,756
Argent Securities Trust
0.212% due 09/25/2036 •		$386	167
0.252% due 09/25/2036 •		911	398
0.402% due 06/25/2036 •		3,616	1,383
0.402% due 07/25/2036 •		2,185	912
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.922% due 02/25/2034 •		696	683
Asset-Backed Funding Certificates Trust
0.212% due 01/25/2037 •		2,948	2,023
0.262% due 01/25/2037 •		1,416	981
0.802% due 06/25/2034 •		376	371
1.102% due 06/25/2037 •		41	39
1.152% due 03/25/2034 ^•		796	789
1.227% due 12/25/2032 •		214	214
Asset-Backed Securities Corp. Home Equity Loan Trust
0.777% due 11/25/2035 •		204	204
1.197% due 02/25/2035 •		821	829
Assurant CLO Ltd. 1.172% due 10/20/2031 •		3,700	3,694
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	6,700	7,619
Bayview Financial Revolving Asset Trust 1.032% due 02/28/2040 •		$76	73
Bear Stearns Asset-Backed Securities Trust
0.302% due 12/25/2036 •		379	379
0.422% due 08/25/2036 •		3,533	3,462

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.732% due 02/25/2036 •		2,484	2,480
0.747% due 12/25/2035 •		123	123
0.812% due 11/25/2035 ^•		1,540	1,533
0.837% due 09/25/2035 •		1,515	1,514
0.902% due 09/25/2046 •		335	330
1.062% due 04/25/2035 •		337	337
1.102% due 11/25/2042 •		4	4
5.500% due 08/25/2036		152	152
5.750% due 11/25/2034 ^þ		681	671
6.500% due 10/25/2036 ^		4,675	3,064
Belle Haven ABS CDO Ltd.
0.536% due 11/03/2044 •		14,249	5,431
0.576% due 11/03/2044 •		21,363	8,203
Benefit Street Partners CLO Ltd. 1.074% due 10/15/2030 •		2,800	2,797
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		4,900	4,898
Cairn CLO DAC 0.780% due 10/15/2031 •	EUR	6,000	6,845
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		6,900	7,844
0.890% due 08/15/2032 •		2,200	2,501
Carlyle Global Market Strategies CLO Ltd.
1.105% due 08/14/2030 •		$9,400	9,393
1.208% due 04/22/2032 •		900	899
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		4,700	4,697
Carrington Mortgage Loan Trust
0.262% due 10/25/2036 •		960	890
0.342% due 06/25/2036 •		3,400	3,345
1.002% due 05/25/2034 •		1,441	1,433
Catamaran CLO Ltd. 1.228% due 04/22/2030 •		10,844	10,803
CIFC Funding Ltd. 1.074% due 10/24/2030 •		9,300	9,286
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		11,398	11,603
Citigroup Mortgage Loan Trust
0.422% due 12/25/2036 •		1,881	1,570
0.423% due 09/25/2036 •		10,670	9,195
Citius Funding Ltd. 0.336% due 05/05/2046 ^•		435,816	44
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		5,774	6,058
Countrywide Asset-Backed Certificates
0.242% due 08/25/2037 •		2,447	2,431
0.262% due 12/25/2035 ^•		40	40
0.412% due 09/25/2037 ^•		1,666	1,593
0.782% due 12/25/2036 ^•		179	153
1.602% due 02/25/2035 •		3,436	3,445
4.447% due 10/25/2046 ^~		1	1
Countrywide Asset-Backed Certificates Trust
0.292% due 06/25/2047 •		698	698
0.793% due 05/25/2036 •		4	4
0.957% due 05/25/2036 •		349	349
4.333% due 12/25/2034 ~		970	975
Countrywide Asset-Backed Certificates Trust, Inc. 0.822% due 07/25/2034 •		535	532
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •		3	3
Credit-Based Asset Servicing & Securitization LLC 0.852% due 04/25/2036 •		1,750	1,740
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.307% due 03/25/2037 ^þ		8,647	4,457
Credit-Based Asset Servicing & Securitization Trust
0.252% due 11/25/2036 •		940	577
3.236% due 01/25/2037 ^þ		1,247	539
Crestline Denali CLO Ltd.
1.162% due 04/20/2030 •		2,300	2,301
1.264% due 10/23/2031 •		4,650	4,650
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		36	36
7.790% due 05/25/2030 ^þ		228	224
Elevation CLO Ltd. 1.080% due 10/25/2030 •		5,500	5,492
Fieldstone Mortgage Investment Trust 0.412% due 11/25/2036 •		1,485	1,071
First Franklin Mortgage Loan Asset-Backed Certificates 0.927% due 05/25/2034 •		367	365
First Franklin Mortgage Loan Trust
0.837% due 07/25/2035 •		40	40
1.047% due 03/25/2035 •		2,285	2,282
1.377% due 07/25/2034 •		358	359
Fremont Home Loan Trust
0.232% due 11/25/2036 •		5,240	2,537
0.252% due 01/25/2037 •		1,520	873

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.582% due 02/25/2037 •	3,799	1,936
0.602% due 05/25/2036 •	9,388	7,198
0.972% due 05/25/2034 •	3,249	3,237
GE-WMC Mortgage Securities Trust 0.402% due 08/25/2036 •	2,546	1,514
GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •	7,700	7,688
GSAA Home Equity Trust
0.662% due 07/25/2037 •	31,412	19,125
1.002% due 08/25/2037 •	225	226
4.999% due 09/25/2035 ~	95	96
GSAMP Trust
0.152% due 12/25/2046 •	1,137	731
0.202% due 12/25/2046 •	4,151	2,691
0.252% due 09/25/2036 •	1,551	774
0.252% due 12/25/2046 •	2,671	1,747
0.332% due 12/25/2046 •	514	341
0.342% due 08/25/2036 •	887	811
0.642% due 04/25/2036 •	2,483	1,983
0.972% due 11/25/2034 •	1,131	1,131
Home Equity Loan Trust 0.442% due 04/25/2037 •	3,000	2,833
Home Equity Mortgage Loan Asset-Backed Trust
0.262% due 07/25/2037 •	2,871	1,928
0.302% due 07/25/2037 •	2,962	2,004
0.342% due 04/25/2037 •	2,080	1,665
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^þ	147	22
HSI Asset Securitization Corp. Trust
0.292% due 01/25/2037 •	1,659	1,445
0.322% due 12/25/2036 •	3,638	1,398
0.442% due 12/25/2036 •	1,052	404
0.542% due 12/25/2036 •	7,786	3,029
IXIS Real Estate Capital Trust 0.562% due 01/25/2037 •	4,010	1,964
JP Morgan Mortgage Acquisition Trust
0.403% due 07/25/2036 •	1,392	809
0.422% due 07/25/2036 ^•	1,409	513
6.630% due 07/25/2036 ^þ	1,121	455
KKR CLO Ltd. 1.074% due 07/15/2030 •	5,800	5,793
L2L Education Loan Trust 0.450% due 06/15/2031 •	2,503	2,496
LCM LP 1.132% due 07/20/2030 •	4,700	4,688
Lehman XS Trust 0.623% due 05/25/2046 ^•	29,895	28,780
Lendingpoint Asset Securitization Trust 1.110% due 02/15/2029	8,827	8,798
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •	7,607	7,610
Long Beach Mortgage Loan Trust
0.702% due 02/25/2036 •	1,662	1,549
0.782% due 01/25/2046 •	1,046	1,046
1.892% due 07/25/2032 ^•	92	92
Magnetite Ltd. 1.023% due 11/15/2028 •	10,500	10,490
Marble Point CLO Ltd. 1.164% due 10/15/2030 •	5,300	5,300
MASTR Asset-Backed Securities Trust
0.152% due 10/25/2036 •	936	400
0.202% due 11/25/2036 •	57	25
0.342% due 10/25/2036 •	1,700	1,629
0.402% due 08/25/2036 •	925	474
0.582% due 03/25/2036 •	3,142	2,537
0.852% due 10/25/2035 ^•	675	689
Merrill Lynch Mortgage Investors Trust
0.322% due 08/25/2037 •	1,886	1,214
0.402% due 08/25/2037 •	11,380	7,388
0.552% due 02/25/2047 •	518	376
0.852% due 06/25/2036 •	8	8
3.838% due 02/25/2037 ^þ	1,599	289
MidOcean Credit CLO
1.210% due 02/20/2031 •	4,000	3,999
1.229% due 01/29/2030 •	4,000	3,999
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 12/25/2036 •	3,486	2,295
0.212% due 03/25/2037 •	1,494	845
0.242% due 11/25/2036 •	9,251	5,635
0.252% due 10/25/2036 •	20,179	13,059
0.252% due 11/25/2036 •	2,964	2,177
0.252% due 12/25/2036 •	771	513
0.262% due 09/25/2036 •	1,736	991
0.282% due 02/25/2037 •	2,153	938
0.302% due 02/25/2037 •	60	36
0.322% due 11/25/2036 •	5,002	3,080

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.352% due 08/25/2036 •		122	77
0.352% due 03/25/2037 •		16,026	9,217
0.402% due 09/25/2036 •		9,888	4,711
0.462% due 02/25/2037 •		1,547	692
0.582% due 06/25/2036 •		998	668
1.017% due 03/25/2035 •		533	533
1.152% due 09/25/2033 •		619	620
1.152% due 06/25/2035 ^•		4,000	3,961
Morgan Stanley Home Equity Loan Trust 0.202% due 12/25/2036 •		1,475	912
MP CLO Ltd. 1.012% due 10/18/2028 •		7,513	7,522
Nelnet Student Loan Trust
0.234% due 10/25/2033 •		274	271
0.248% due 05/27/2025 •		26	26
0.314% due 03/23/2037 •		160	157
New Century Home Equity Loan Trust 3.102% due 01/25/2033 ^•		380	358
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.432% due 10/25/2036 ^•		4,344	1,185
0.502% due 02/25/2037 ^•		448	162
North Carolina State Education Assistance Authority 0.903% due 07/25/2039 •		484	486
NovaStar Mortgage Funding Trust
0.312% due 01/25/2037 •		3,088	1,387
0.402% due 09/25/2036 •		3,644	2,089
0.442% due 11/25/2036 •		8,082	3,547
0.602% due 10/25/2036 •		1,175	979
Oaktree CLO Ltd. 1.238% due 04/22/2030 •		2,100	2,100
Ocean Trails CLO 0.924% due 07/15/2028 •		1,251	1,250
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	7,400	8,354
Octagon Investment Partners Ltd. 1.156% due 02/14/2031 •		$1,500	1,498
Option One Mortgage Loan Trust
0.232% due 07/25/2037 •		974	845
0.282% due 04/25/2037 •		970	603
0.322% due 01/25/2037 •		855	620
0.342% due 04/25/2037 •		1,072	754
0.352% due 03/25/2037 •		549	351
0.352% due 07/25/2037 •		1,318	1,157
Ownit Mortgage Loan Trust
0.402% due 05/25/2037 •		1,751	1,603
3.109% due 10/25/2035 þ		657	464
OZLM Ltd.
1.194% due 10/17/2029 •		3,800	3,800
1.274% due 07/20/2032 •		4,600	4,603
Palmer Square CLO Ltd. 1.124% due 10/17/2031 •		1,500	1,498
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	14,500	16,539
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		$2,100	2,101
0.971% due 07/20/2029 •		12,100	12,091
1.102% due 04/20/2027 •		2,247	2,248
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.902% due 12/25/2034 •		754	761
People's Financial Realty Mortgage Securities Trust 0.242% due 09/25/2036 •		2,436	904
RAAC Trust
0.612% due 02/25/2036 •		176	176
0.612% due 08/25/2036 •		456	458
0.702% due 06/25/2044 •		290	267
Rad CLO Ltd. 1.321% due 07/24/2032 •		5,450	5,450
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,863	5,477
5.612% due 04/25/2037 þ		3,801	1,487
Residential Asset Securities Corp. Trust
0.402% due 07/25/2036 •		578	578
0.642% due 07/25/2036 •		2,788	2,691
0.942% due 12/25/2034 •		339	338
1.137% due 08/25/2035 •		2,000	2,000
Romark CLO Ltd. 1.154% due 10/23/2030 •		5,300	5,301
Saranac CLO Ltd. 1.259% due 08/13/2031 •		3,700	3,700
Saxon Asset Securities Trust
0.272% due 10/25/2046 •		1,058	1,048
0.887% due 03/25/2035 ^•		185	181
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	7,200	8,187
Securitized Asset-Backed Receivables LLC Trust
0.602% due 03/25/2036 •		$2,687	2,153

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.867% due 02/25/2034 •		882	883
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	8,100	9,227
SG Mortgage Securities Trust
0.252% due 10/25/2036 •		$4,120	3,998
0.312% due 10/25/2036 •		2,300	1,951
0.642% due 02/25/2036 •		5,430	3,662
Sierra Madre Funding Ltd.
0.484% due 09/07/2039 •		16,459	14,693
0.504% due 09/07/2039 •		38,413	34,290
SLM Student Loan Trust
0.294% due 07/25/2025 •		128	115
1.603% due 06/25/2043 •		103	103
1.603% due 09/25/2076 •		104	103
1.624% due 04/25/2023 •		2,625	2,645
1.903% due 11/25/2070 •		141	144
Sound Point CLO Ltd.
1.024% due 01/23/2029 •		5,800	5,800
1.104% due 07/25/2030 •		2,800	2,802
1.342% due 07/20/2032 •		5,500	5,499
Soundview Home Loan Trust
0.212% due 02/25/2037 •		4,517	1,605
0.662% due 10/25/2036 •		3,360	3,328
0.927% due 06/25/2035 •		1	1
1.052% due 09/25/2037 •		2,493	2,375
Specialty Underwriting & Residential Finance Trust
0.222% due 03/25/2037 •		777	570
0.402% due 09/25/2037 •		4,282	2,187
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		2,115	2,116
Stratus CLO Ltd. 1.164% due 12/29/2029 •		5,200	5,200
Structured Asset Investment Loan Trust
0.822% due 10/25/2035 •		560	556
1.077% due 01/25/2035 •		1,713	1,701
1.227% due 01/25/2035 •		606	591
1.482% due 04/25/2033 •		36	36
1.677% due 01/25/2035 •		684	579
1.827% due 01/25/2035 ^•		520	166
Structured Asset Securities Corp. Trust 0.792% due 09/25/2035 •		8,567	8,476
Symphony CLO Ltd. 1.077% due 07/14/2026 •		2,985	2,987
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		4,400	4,398
Talon Funding Ltd. 0.670% due 06/05/2035 •		1,459	292
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		9,300	9,321
TCW CLO Ltd. 1.124% due 04/25/2031 •		5,600	5,592
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		7,000	6,987
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	2,500	2,846
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$22,645	23,115
Triaxx Prime CDO Ltd. 0.354% due 10/02/2039 •		3,599	242
Venture CLO Ltd.
1.032% due 10/20/2028 •		1,023	1,023
1.122% due 07/20/2030 •		2,600	2,597
1.152% due 04/20/2029 •		9,227	9,231
1.304% due 07/30/2032 •		4,900	4,903
Vibrant CLO Ltd.
1.164% due 06/20/2029 •		2,514	2,512
1.172% due 09/15/2030 •		6,900	6,910
1.240% due 07/20/2032 •		3,100	3,101
1.252% due 07/20/2032 •		3,100	3,100
Voya CLO Ltd.
1.032% due 07/20/2029 •		4,750	4,749
1.124% due 10/15/2030 •		2,800	2,800
Washington Mutual Asset-Backed Certificates Trust 0.582% due 05/25/2036 •		1,592	1,454
Wellfleet CLO Ltd.
1.022% due 04/20/2029 •		2,998	2,998
1.022% due 07/20/2029 •		4,878	4,872
Wells Fargo Home Equity Asset-Backed Securities Trust 1.677% due 02/25/2035 •		2,369	2,381

Total Asset-Backed Securities (Cost $842,118)			805,266

SOVEREIGN ISSUES 5.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		4,802	1,659
1.000% due 07/09/2029		685	251

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.125% due 07/09/2035 þ		14,347	4,648
2.500% due 07/09/2041 þ		132	47
15.500% due 10/17/2026	ARS	31,710	62
34.191% (BADLARPP) due 10/04/2022 ~		2,200	5
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		22,575	112
Argentina Treasury Bond BONCER
1.200% due 03/18/2022		29,141	145
1.400% due 03/25/2023		746,786	3,718
1.450% due 08/13/2023		57,800	490
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		56,190	280
Dominican Republic International Bond 5.300% due 01/21/2041		$2,050	2,029
Israel Government International Bond
2.750% due 07/03/2030		3,200	3,409
3.375% due 01/15/2050		1,300	1,409
3.800% due 05/13/2060		3,800	4,406
3.875% due 07/03/2050		1,700	1,989
Kuwait International Government Bond 3.500% due 03/20/2027		3,300	3,600
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	18,478	13,650
3.000% due 09/20/2030		4,923	4,129
Peru Government International Bond
5.940% due 02/12/2029	PEN	75,900	19,518
6.150% due 08/12/2032		20,800	5,246
6.350% due 08/12/2028		47,875	12,641
Provincia de Buenos Aires
37.922% due 04/12/2025	ARS	325,460	1,428
38.045% due 05/31/2022		13,030	63
Qatar Government International Bond
3.875% due 04/23/2023		$6,700	6,971
4.500% due 01/20/2022		4,700	4,713
4.500% due 04/23/2028		2,100	2,416
5.103% due 04/23/2048		800	1,085
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	3,836
Saudi Government International Bond
2.875% due 03/04/2023		$1,600	1,640
3.625% due 03/04/2028		4,300	4,691
South Africa Government International Bond
4.850% due 09/30/2029		10,000	10,353
10.500% due 12/21/2026	ZAR	1,064,500	73,991
Turkey Government International Bond
5.750% due 03/22/2024		$3,000	2,939
6.350% due 08/10/2024		12,400	12,228

Total Sovereign Issues (Cost $223,869)			209,797

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		477	0

Total Common Stocks (Cost $505)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		3,500	5,217

Total Convertible Preferred Securities (Cost $4,179)			5,217

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.8%
AGFC Capital Trust 1.874% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	3,818
Banco Santander S.A. 6.750% due 04/25/2022 •(i)(j)		3,600,000	4,196
Bank of America Corp.
4.300% due 01/28/2025 •(i)		3,900,000	3,949
5.875% due 03/15/2028 •(i)		1,600,000	1,782
CaixaBank S.A.
6.000% due 07/18/2022 •(i)(j)		600,000	703
6.750% due 06/13/2024 •(i)(j)		200,000	253
Citigroup, Inc. 4.000% due 12/10/2025 •(i)		600,000	606
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)		7,900,000	8,122

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Nationwide Building Society 10.250% ~		10,000	2,590
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		3,571,675	5,612
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		400,000	411

			32,042

UTILITIES 0.3%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		400,020	10,428
AT&T, Inc. 2.875% due 03/02/2025 •(i)		3,800,000	4,340

			14,768

Total Preferred Securities (Cost $44,401)			46,810

SHORT-TERM INSTRUMENTS 28.3%
REPURCHASE AGREEMENTS (l) 3.3%			137,617

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
34.810% due 02/28/2022 - 04/29/2022 (g)(h)	ARS	657,728	3,135

U.S. TREASURY BILLS 15.5%
0.059% due 01/04/2022 - 04/21/2022 (b)(f)(g)(o)(q)		$652,400	652,344
U.S. TREASURY CASH MANAGEMENT BILLS 9.4%
0.067% due 03/15/2022 - 04/26/2022 (f)(g)		393,000	392,945

Total Short-Term Instruments (Cost $1,186,244)			1,186,041

Total Investments in Securities (Cost $4,219,679)			4,211,334

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		35,129	341

Total Short-Term Instruments (Cost $346)			341

Total Investments in Affiliates (Cost $346)			341

Total Investments 100.4% (Cost $4,220,024)			$4,211,675
Financial Derivative Instruments (n)(p) (0.2)%(Cost or Premiums, net $4,333)			(7,215)
Other Assets and Liabilities, net (0.2)%			(8,274)

Net Assets 100.0%			$4,196,186

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$10,820	$10,428	0.25%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021	2,100	2,083	0.05
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,000	999	0.02
Deutsche Bank AG	3.729	01/14/2032	01/27/2021-01/28/2021	1,708	1,740	0.04

$15,628	$15,250	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$5,517	U.S. Treasury Notes 1.250% due 03/31/2028	$(5,627)	$5,517	$5,517
MBC	0.050	12/30/2021	01/04/2022	75,000	U.S. Treasury Notes 0.125% due 05/31/2022	(77,402)	75,000	75,000
NOM	0.040	12/31/2021	01/03/2022	57,100	U.S. Treasury Bonds 1.375% due 08/15/2050	(58,618)	57,100	57,100

Total Repurchase Agreements	$(141,647)	$137,617	$137,617

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.000)%	02/05/2021	TBD(3)	EUR	(2,123)	$(2,395)

Total Reverse Repurchase Agreements	$(2,395)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$332,000	$(330,279)	$(330,264)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	11,200	(11,403)	(11,399)

Total U.S. Government Agencies	(341,682)	(341,663)

U.S. Treasury Obligations (1.0)%
U.S. Treasury Bonds	0.125%	07/15/2031	37,266	(41,725)	(41,948)

Total Short Sales (9.1)%	$(383,407)	$(383,611)

(m)	Securities with an aggregate market value of $2986 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(8,912) at a weighted average interest rate of (0.480%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond March Futures	03/2022	991	165,864	$(2,286)	$0	$(248)
Euro-Bund 10-Year Bond March Futures	03/2022	180	35,119	(535)	0	(29)
U.S. Treasury 5-Year Note March Futures	03/2022	6,337	766,628	838	446	0
U.S. Treasury 10-Year Note March Futures	03/2022	3,393	442,680	284	212	0

$(1,699)	$658	$(277)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	602	(88,155)	$(1,271)	$0	$(160)
U.S. Treasury 30-Year Bond March Futures	03/2022	717	(115,034)	(609)	0	(403)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	291	(57,363)	(164)	0	(455)

$(2,044)	$0	$(1,018)

Total Futures Contracts	$(3,743)	$658	$(1,295)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2023	0.093%	$3,000	$(10)	$44	$34	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	900	0	5	5	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	1,700	6	5	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	5,200	(20)	13	(7)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.604	EUR	9,600	30	104	134	11	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.881	$700	93	(35)	58	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	1,700	338	(8)	330	2	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.119	10,000	83	(37)	46	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.140	15,600	315	(177)	138	1	0
Stellantis NV	5.000	Quarterly	06/20/2026	0.971	EUR	3,300	766	(85)	681	3	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	4,700	1,097	(51)	$1,046	9	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Valeo SA	1.000	Quarterly	06/20/2026	1.221		1,700	(19)	1	(18)	0	(1)

							$2,679	$(221)	$2,458	$27	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$32,000	$(1,130)	$(1,730)	$(2,860)	$0	$(44)
CDX.HY-36 5-Year Index		(5.000)	Quarterly	06/20/2026		76,000	(7,236)	192	(7,044)	0	(128)
iTraxx Europe Senior 27 5-Year Index		(1.000)	Quarterly	06/20/2022	EUR	27,400	(165)	11	(154)	0	(4)

							$(8,531)	$(1,527)	$(10,058)	$0	$(176)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$100	$(3)	$0	$(3)	$0	$0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		4,900	107	15	122	2	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		8,700	(309)	(39)	(348)	1	0
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		18,200	1,410	300	1,710	33	0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		1,500	27	9	36	1	0
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		104,600	2,473	123	2,596	45	0
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	700	20	1	21	0	0
iTraxx Europe Main 35 5-Year Index		1.000	Quarterly	06/20/2026		2,600	78	0	78	2	0
iTraxx Europe Main 36 5-Year Index		1.000	Quarterly	12/20/2026		16,400	477	17	494	12	0

							$4,280	$426	$4,706	$96	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	49,400	$304	$1,564	$1,868	$0	$(161)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		75,800	(278)	(1,797)	(2,075)	545	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		43,700	159	1,127	1,286	0	(1,117)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/11/2022	JPY	624,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.086	Semi-Annual	09/11/2029		624,000	0	(74)	(74)	0	(7)
Pay	1-Year BRL-CDI	7.115	Maturity	01/02/2023	BRL	573,000	0	(3,525)	(3,525)	0	(8)
Pay	1-Year BRL-CDI	7.790	Maturity	01/02/2024		384,000	0	(2,820)	(2,820)	0	(17)
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		20,100	0	(13)	(13)	0	(1)
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		64,900	0	(25)	(25)	0	(3)
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		119,100	0	(22)	(22)	0	(5)
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		29,200	0	9	9	0	(1)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		87,600	0	49	49	0	(4)
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		21,900	0	17	17	0	(1)
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		29,800	0	(42)	(42)	0	(7)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	27,100	0	86	86	1	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		7,500	0	24	24	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		12,100	53	(13)	40	1	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		463,500	4	698	702	132	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		64,000	1	53	54	18	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		9,500	0	(106)	(106)	6	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		8,600	0	(83)	(83)	6	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		5,100	0	(49)	(49)	3	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		2,600	0	(24)	(24)	2	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	14,300	20	(175)	(155)	10	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	112,700	(1,940)	(1,144)	(3,084)	113	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	227,249,700	(504)	(113)	(617)	159	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026	44,017,000	83	250	333	32	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031	116,355,500	1,226	(516)	710	0	(242)
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031	23,875,500	96	(427)	(331)	0	(50)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	175,100	60	443	503	0	(24)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023	243,600	(6)	596	590	0	(44)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$239,700	11,006	(15,703)	(4,697)	0	(116)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	31,800	2,731	(2,937)	(206)	0	(20)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	200	12	(22)	(10)	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	25,770	258	1,490	1,748	0	(13)
Receive	3-Month USD-LIBOR	0.772	Semi-Annual	03/20/2050	15,800	0	3,476	3,476	0	(64)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	900	29	92	121	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	3,800	721	(280)	441	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051	8,400	(600)	50	(550)	0	(37)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051	49,600	(2,872)	(497)	(3,369)	0	(249)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/11/2022	JPY	624,000	0	2	2	0	0
Pay(6)	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	4,100,000	(31)	(3,267)	(3,298)	0	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	26,800	10	(2,272)	(2,262)	295	0

$10,542	$(25,919)	$(15,377)	$1,323	$(2,210)

Total Swap Agreements	$8,970	$(27,241)	$(18,271)	$1,446	$(2,388)

(o)

Securities with an aggregate market value of $73,367 and cash of $7,866have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	PEN	20,411	$4,929	$0	$(182)
01/2022	RUB	159,655	2,149	25	0
01/2022	TWD	481	17	0	0
01/2022	$86,273	CNH	553,131	649	0
01/2022	827	MXN	17,226	13	0
02/2022	278	INR	21,133	5	0
02/2022	22	PLN	88	0	(1)
03/2022	MXN	363,185	$17,467	0	(44)
04/2022	PEN	17,096	4,087	0	(174)
07/2022	17,972	4,473	30	0
09/2022	18,346	4,361	0	(148)
11/2022	ZAR	65,651	4,135	181	0
BPS	01/2022	CLP	8,044,960	9,533	107	(4)
01/2022	EUR	2,249	2,544	0	(17)
01/2022	MXN	17,226	841	1	0
01/2022	RUB	2,672	36	0	0
01/2022	$400	CLP	344,439	3	0
01/2022	3,092	EUR	2,742	30	0
01/2022	1,151	GBP	866	21	0
01/2022	607	RUB	44,464	0	(16)
02/2022	CLP	344,439	$400	0	(3)
02/2022	$491	INR	37,174	6	0
02/2022	3,494	ZAR	55,887	0	(9)
03/2022	HKD	522	$67	0	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

03/2022	$9,191	CLP	7,807,344	0	(128)
05/2022	ZAR	62,723	$3,967	103	0
08/2022	255,059	15,974	445	0
11/2022	141,115	8,802	304	0
BRC	11/2022	49,924	3,111	104	0
CBK	01/2022	BRL	114,745	20,562	0	(39)
01/2022	CLP	1,779,962	2,061	0	(22)
01/2022	NOK	2,440	270	0	(7)
01/2022	RUB	278,958	3,751	40	0
01/2022	$20,420	BRL	114,745	181	0
01/2022	10,081	CLP	7,807,344	0	(928)
01/2022	5,003	PEN	20,411	108	0
02/2022	CLP	4,497,480	$5,287	30	0
02/2022	PEN	51,198	12,831	210	(185)
02/2022	$10	PLN	37	0	(1)
02/2022	ZAR	5,651	$369	17	0
04/2022	DKK	810	128	4	0
04/2022	MXN	17,791	820	0	(33)
05/2022	ZAR	76,093	4,690	2	0
08/2022	PEN	8,145	2,014	3	0
12/2022	20,411	4,867	0	(118)
DUB	01/2022	CNH	225,853	35,311	0	(181)
02/2022	RUB	437,979	5,851	42	0
02/2022	$464	INR	35,243	7	0
02/2022	1,205	RUB	88,585	0	(30)
FBF	01/2022	BRL	114,745	$20,166	0	(434)
01/2022	$20,562	BRL	114,745	39	0
02/2022	20,031	114,745	430	0
GLM	01/2022	GBP	2,275	$3,009	0	(71)
01/2022	$1,159	EUR	1,022	4	0
01/2022	4,510	RUB	328,206	0	(144)
02/2022	RUB	2,514	$34	0	0
02/2022	SEK	12,260	1,391	34	0
02/2022	$19,834	COP	75,456,075	0	(1,341)
02/2022	1,956	RUB	144,954	0	(34)
11/2022	ZAR	69,519	$4,331	144	0
HUS	01/2022	CLP	11,468,192	13,239	0	(185)
01/2022	CNH	102,515	15,934	0	(175)
01/2022	TWD	6,068	218	0	(1)
01/2022	$4,114	GBP	3,085	62	0
02/2022	ILS	1,103	$356	1	0
02/2022	$2,961	RUB	214,628	0	(115)
IND	02/2022	ZAR	91,256	$5,909	219	0
JPM	01/2022	CNH	144,059	22,486	0	(152)
01/2022	EUR	2,027	2,295	0	(13)
01/2022	NZD	26,524	18,081	0	(85)
02/2022	$1,124	INR	85,122	14	0
02/2022	ZAR	2,697	$177	8	0
03/2022	CLP	7,820,685	9,546	446	0
03/2022	HKD	11,561	1,484	1	0
03/2022	KRW	167,980	142	1	0
MYI	02/2022	COP	76,782,439	19,347	529	0
02/2022	$21,193	CLP	18,083,987	0	(51)
04/2022	DKK	7,136	$1,126	31	0
RBC	02/2022	$348	MXN	7,204	1	0
RYL	02/2022	ZAR	19,838	$1,288	51	0
SCX	01/2022	CNH	56,370	8,768	0	(90)
01/2022	EUR	215,779	243,240	0	(2,424)
01/2022	GBP	55,605	73,629	0	(1,635)
01/2022	JPY	73,873	651	9	0
01/2022	$28	CNH	180	0	0
02/2022	EUR	216,291	$246,107	0	(283)
02/2022	GBP	55,605	75,309	50	0
02/2022	JPY	73,882	642	0	(1)
11/2022	PEN	45,655	11,014	0	(143)
TOR	01/2022	CAD	24,370	19,007	0	(259)
01/2022	$19,140	CAD	24,176	0	(27)
02/2022	CAD	24,177	$19,139	27	0
02/2022	ZAR	4,290	280	13	0
03/2022	$14,579	MXN	308,897	313	0
UAG	01/2022	998	RUB	72,449	0	(34)
02/2022	366	MXN	7,754	10	0
11/2022	ZAR	153,698	$9,796	539	0

Total Forward Foreign Currency Contracts	$5,647	$(9,967)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	18,000	$958	$679

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	26,300	1,500	1,563
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	13,800	725	723
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	14,300	777	772

$3,960	$3,737

Total Purchased Options	$3,960	$3,737

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	4,600	$(21)	$(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	25,200	(29)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,400	(4)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	7,400	(10)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	17,600	(27)	(6)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	32,000	(37)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	8,700	(10)	(2)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	23,600	(128)	(7)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	4,400	(24)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	12,200	(87)	(10)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	11,600	(54)	(23)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	18,500	(26)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	7,300	(10)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	37,400	(36)	(17)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	85,600	(113)	(29)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	15,400	(19)	(5)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	14,600	(16)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	8,900	(49)	(3)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,100	(5)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	4,200	(19)	(1)
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	5,600	(23)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	18,500	(22)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	7,900	(9)	(3)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	3,700	(16)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	3,800	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	22,100	(23)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	4,500	(5)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	13,200	(15)	(9)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	12,800	(21)	(8)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	12,000	(15)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	9,500	(14)	(6)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	5,300	(29)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	19,400	(27)	(7)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	12,600	(16)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	12,800	(16)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	9,000	(17)	(5)

$(996)	$(172)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	06/29/2023	87,900	$(954)	$(911)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	131,500	(1,505)	(1,835)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	69,000	(725)	(948)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	457,600	(911)	(463)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	457,600	(911)	(1,168)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.500	02/07/2022	79,500	(90)	(385)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	71,500	(777)	(996)
RBC	Call - OTC 5-Year Interest Rate Swap	3-Month CAD-LIBOR	Receive	1.748	01/20/2022	40,900	(153)	(67)

$(6,026)	$(6,773)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.172	01/06/2022	2,100	$(10)	$0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	2,100	(6)	(2)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	7,100	(19)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	6,200	(24)	(17)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	5,300	(14)	(13)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	4,600	(13)	(10)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	4,800	(10)	(11)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	9,000	(20)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	3,900	(18)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	3,900	(11)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	4,200	(7)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	4,400	(8)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	5,400	(18)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	4,900	(16)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	9,200	(24)	(20)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	17,300	(53)	(38)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	7,200	(19)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	7,500	(19)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	1,700	(5)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	1,700	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	8,400	(26)	(34)

$(343)	$(187)

Total Written Options	$(7,365)	$(7,132)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.383%	$100	$(2)	$1	$0	$(1)
Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	400	(4)	1	0	(3)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446	1,100	4	(18)	0	(14)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.447	2,300	(6)	38	32	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	200	(3)	1	0	(2)
Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	1,900	(28)	24	0	(4)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.169	17,400	(770)	705	0	(65)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	5.915	400	(49)	5	0	(44)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.038	200	(7)	7	0	0
Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246	1,100	(32)	26	0	(6)
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	1.120	EUR	5,900	1,406	(110)	1,296	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	$200	(10)	10	0	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.159	11,400	81	184	265	0

$580	$874	$1,593	$(139)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$33	$7	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	780	152	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	525	101	0

$(1,078)	$1,338	$260	$0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	1,153,300	$202	$74	$276	$0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		598,500	(295)	73	0	(222)
DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		417,000	(31)	131	100	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		216,000	(15)	(65)	0	(80)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		1,442,500	53	292	345	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		774,500	(188)	(99)	0	(287)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		4,598,500	540	562	1,102	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		2,345,000	(1,000)	131	0	(869)

								$(734)	$1,099	$1,823	$(1,458)

Total Swap Agreements								$(1,232)	$3,311	$3,676	$(1,597)

(q)

Securities with an aggregate market value of $8,671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments				$0			$73,255	$6,971		$80,226
Corporate Bonds & Notes
Banking & Finance				0			517,535	0		517,535
Industrials				0			310,494	1,615		312,109
Utilities				0			64,458	0		64,458
Convertible Bonds & Notes
Industrials				0			15,647	0		15,647
Municipal Bonds & Notes
California				0			2,538	0		2,538
Illinois				0			1,694	0		1,694
Puerto Rico				0			540	0		540
Washington				0			19,646	0		19,646
West Virginia				0			6,652	0		6,652
U.S. Government Agencies				0			149,666	0		149,666
U.S. Treasury Obligations				0			520,060	0		520,060
Non-Agency Mortgage-Backed Securities				0			267,406	26		267,432
Asset-Backed Securities				0			805,266	0		805,266
Sovereign Issues				0			209,797	0		209,797
Convertible Preferred Securities
Banking & Finance				5,217			0	0		5,217
Preferred Securities
Banking & Finance				0			32,042	0		32,042
Utilities				0			4,340	10,428		14,768
U.S. Government Agencies				0			0	0		0
Short-Term Instruments
Repurchase Agreements				0			137,617	0		137,617
Argentina Treasury Bills				0			3,135	0		3,135
U.S. Treasury Bills				0			652,344	0		652,344
U.S. Treasury Cash Management Bills				0			392,945	0		392,945

				$5,217			$4,187,077	$19,040		$4,211,334
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$341			$0	$0		$341

Total Investments				$5,558			$4,187,077	$19,040		$4,211,675

Short Sales, at Value - Liabilities
U.S. Government Agencies				0			(341,663)	0		(341,663)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury Obligations	0	(41,948)	0	(41,948)

	$0	$(383,611)	$0	$(383,611)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,104	0	2,104
Over the counter	0	13,060	0	13,060

	$0	$15,164	$0	$15,164
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(277)	(3,406)	0	(3,683)
Over the counter	0	(18,696)	0	(18,696)

	$(277)	$(22,102)	$0	$(22,379)

Total Financial Derivative Instruments	$(277)	$(6,938)	$0	$(7,215)

Totals	$5,281	$3,796,528	$19,040	$3,820,849

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Emerging Markets Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.1% ¤
ALBANIA 0.3%
SOVEREIGN ISSUES 0.3%
Albania Government International Bond 3.500% due 11/23/2031	EUR	11,100	$12,468

Total Albania (Cost $12,367)			12,468

ANGOLA 0.8%
SOVEREIGN ISSUES 0.8%
Angolan Government International Bond
8.000% due 11/26/2029		$4,200	4,156
8.250% due 05/09/2028		2,800	2,820
9.125% due 11/26/2049		10,700	10,299
9.375% due 05/08/2048		3,200	3,142
9.500% due 11/12/2025		12,600	13,526

Total Angola (Cost $31,654)			33,943

ARGENTINA 2.2%
SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$31,726	11,263
0.750% due 07/09/2035 þ	EUR	1,000	329
1.000% due 07/09/2029		$5,844	2,140
1.125% due 07/09/2035 þ		84,412	27,434
1.125% due 07/09/2046 þ		1,334	434
1.500% due 07/09/2041 þ	EUR	1,000	358
2.000% due 01/09/2038 þ		$8,793	3,381
2.500% due 07/09/2041 þ		96,026	34,269
Provincia de Buenos Aires 3.900% due 09/01/2037 þ		3,872	1,660
Provincia de Cordoba 5.000% due 12/10/2025 ^þ		254	193
Provincia de Entre Rios Argentina 5.000% due 08/08/2028 ^þ(b)		2,538	1,777
Provincia de la Rioja 3.500% due 02/24/2028 ^þ		5,046	3,204
Provincia de Neuquen 4.625% due 04/27/2030 ^þ		1,384	820

Total Argentina (Cost $108,779)			87,262

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bond
3.600% due 02/02/2031		$5,500	5,144
3.950% due 09/26/2029		2,800	2,727

Total Armenia (Cost $8,145)			7,871

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,600	1,849

Total Austria (Cost $1,741)			1,849

AZERBAIJAN 0.9%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$24,500	28,212

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

State Oil Co. of the Azerbaijan Republic 4.750% due 03/13/2023	600	622

		28,834

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032	3,500	3,551
4.750% due 03/18/2024	3,400	3,605

		7,156

Total Azerbaijan (Cost $33,606)		35,990

BAHAMAS 0.1%
SOVEREIGN ISSUES 0.1%
Bahamas Government International Bond 6.000% due 11/21/2028	$6,550	5,625

Total Bahamas (Cost $6,574)		5,625

BAHRAIN 0.7%
SOVEREIGN ISSUES 0.7%
Bahrain Government International Bond
4.250% due 01/25/2028	$6,500	6,347
5.250% due 01/25/2033	5,000	4,717
5.625% due 09/30/2031	9,200	9,069
6.125% due 07/05/2022	9,422	9,639

Total Bahrain (Cost $30,271)		29,772

BELARUS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Belarus International Bond
5.875% due 02/24/2026	$600	532
6.200% due 02/28/2030	700	558
6.378% due 02/24/2031	800	638
7.625% due 06/29/2027	400	369

Total Belarus (Cost $2,445)		2,097

BRAZIL 4.2%
CORPORATE BONDS & NOTES 3.2%
B3 S.A. - Brasil Bolsa Balcao 4.125% due 09/20/2031	$9,800	9,457
Banco BTG Pactual S.A.
2.750% due 01/11/2026	1,000	950
4.500% due 01/10/2025	3,200	3,232
Banco do Brasil S.A.
3.250% due 09/30/2026	15,200	14,814
3.875% due 10/10/2022	2,258	2,300
5.875% due 01/26/2022	5,000	5,013
Banco Votorantim S.A.
4.000% due 09/24/2022	2,600	2,651
4.500% due 09/24/2024	800	835
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028	21,000	21,944
BRF S.A. 5.750% due 09/21/2050	7,300	7,274
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030	1,800	1,784
CSN Inova Ventures 6.750% due 01/28/2028	12,200	12,861
CSN Resources S.A. 7.625% due 04/17/2026	22,180	23,312
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030	500	486
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (e)(g)	9,803	95
Petrobras Global Finance BV
5.093% due 01/15/2030	875	912
5.600% due 01/03/2031	350	371
6.850% due 06/05/2115	2,300	2,287
Rumo Luxembourg SARL 5.250% due 01/10/2028	1,000	1,032
Suzano Austria GmbH 3.125% due 01/15/2032	2,000	1,938
Vale Overseas Ltd.
6.250% due 08/10/2026	2,600	3,013
6.875% due 11/21/2036	680	905

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

6.875% due 11/10/2039		2,250	3,025
Vale S.A. 2.762% due 12/29/2049 «~(g)	BRL	122,800	10,971

			131,462

SOVEREIGN ISSUES 1.0%
Banco Nacional de Desenvolvimento Economico e Social 5.750% due 09/26/2023		$200	216
Brazil Government International Bond
2.875% due 06/06/2025		2,400	2,442
4.625% due 01/13/2028		200	209
4.750% due 01/14/2050		24,474	21,807
5.000% due 01/27/2045		1,875	1,763
5.625% due 01/07/2041		2,000	2,047
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (e)	BRL	24,400	4,276
0.000% due 07/01/2022 (e)		25,600	4,362
0.000% due 10/01/2022 (e)		22,700	3,751

			40,873

Total Brazil (Cost $173,204)			172,335

CAMEROON 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	4,700	5,033

Total Cameroon (Cost $5,573)			5,033

CAYMAN ISLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		$6,836	5,154
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		4,500	3,854
3.125% due 10/22/2025		2,900	2,565
Dubai DOF Sukuk Ltd. 2.763% due 09/09/2030 (j)		200	204
Geely Automobile Holdings Ltd. 4.000% due 12/09/2024 •(g)		200	206
HPHT Finance 21 Ltd. 2.000% due 03/19/2026		200	200
ICD Funding Ltd. 3.223% due 04/28/2026		800	806
ICD Sukuk Co. Ltd. 5.000% due 02/01/2027		2,400	2,616
Interoceanica Finance Ltd. 0.000% due 05/15/2030 (e)		5,459	4,713
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		3,400	909
9.750% due 09/28/2023 ^(b)		1,700	447
11.250% due 04/09/2022 ^(b)		5,000	1,375
11.500% due 01/30/2023 ^(b)		200	52
11.950% due 11/12/2023 ^(b)		1,700	447
KSA Sukuk Ltd. 4.303% due 01/19/2029		500	570
Lima Metro Line Finance Ltd.
4.350% due 04/05/2036		4,197	4,434
5.875% due 07/05/2034		951	1,094
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,000	2,975
New Metro Global Ltd. 4.500% due 05/02/2026		3,200	2,736
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		9,724	5,384
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		950	937
Poinsettia Finance Ltd. 6.625% due 06/17/2031		6,419	6,334
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		200	167
Ronshine China Holdings Ltd.
8.750% due 10/25/2022		6,500	2,527
10.500% due 03/01/2022		4,900	3,160
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026		5,600	5,520
2.694% due 06/17/2031		8,300	8,364
Samba Funding Ltd.
2.750% due 10/02/2024		300	308
2.900% due 01/29/2027		500	520

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Sands China Ltd. 5.400% due 08/08/2028	5,500	5,929
Seazen Group Ltd. 4.450% due 07/13/2025	300	252
Sunac China Holdings Ltd.
5.950% due 04/26/2024 (j)	2,900	1,878
6.500% due 01/26/2026	4,800	3,000
7.250% due 06/14/2022	1,400	1,064
7.500% due 02/01/2024	1,000	653
7.950% due 10/11/2023	300	197
Xiaomi Best Time International Ltd. 4.100% due 07/14/2051	1,000	1,017

Total Cayman Islands (Cost $99,799)		82,568

CHILE 2.3%
CORPORATE BONDS & NOTES 1.3%
Banco del Estado de Chile 2.704% due 01/09/2025	$1,600	1,636
Banco Santander Chile 2.700% due 01/10/2025	2,350	2,402
Celulosa Arauco y Constitucion S.A. 4.500% due 08/01/2024	200	213
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	2,200	2,246
3.625% due 08/01/2027	900	961
3.700% due 01/30/2050	2,000	2,047
4.250% due 07/17/2042	8,600	9,524
4.375% due 02/05/2049	453	517
4.500% due 08/01/2047	700	809
4.875% due 11/04/2044	4,820	5,785
Embotelladora Andina S.A. 3.950% due 01/21/2050	1,650	1,711
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	172
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	517
3.830% due 09/14/2061	6,700	6,444
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	1,100	1,172
4.700% due 05/07/2050	400	466
Empresa Nacional del Petroleo
3.450% due 09/16/2031	7,100	6,776
4.375% due 10/30/2024	200	213
GNL Quintero S.A. 4.634% due 07/31/2029	6,024	6,402
Sociedad Quimica y Minera de Chile S.A. 4.250% due 05/07/2029	1,200	1,327

		51,340

SOVEREIGN ISSUES 1.0%
Chile Government International Bond
3.100% due 05/07/2041	23,000	22,551
3.240% due 02/06/2028	1,300	1,373
3.250% due 09/21/2071	11,200	10,394
3.500% due 04/15/2053	1,000	1,035
3.625% due 10/30/2042	4,000	4,246
3.860% due 06/21/2047	2,000	2,222

		41,821

Total Chile (Cost $91,652)		93,161

CHINA 1.1%
CORPORATE BONDS & NOTES 1.1%
Chalco Hong Kong Investment Co. Ltd. 2.100% due 07/28/2026	$200	196
Contemporary Ruiding Development Ltd. 1.875% due 09/17/2025	500	500
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	1,500	1,625
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	12,700	12,907
2.700% due 05/13/2030	7,200	7,365
3.250% due 09/13/2027	1,200	1,276
3.680% due 08/08/2049	5,800	6,223
4.125% due 09/12/2025	2,300	2,500
4.375% due 10/17/2023	2,000	2,112
4.875% due 05/17/2042	6,060	7,493
SPIC MTN Co. Ltd. 1.625% due 07/27/2025	1,300	1,286

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Yango Justice International Ltd. 7.500% due 04/15/2024		5,800	1,392
ZhongAn Online P&C Insurance Co. Ltd. 3.125% due 07/16/2025		200	194

Total China (Cost $47,407)			45,069

COLOMBIA 2.1%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
4.625% due 11/02/2031		$8,100	7,889
5.875% due 09/18/2023		3,000	3,184
5.875% due 05/28/2045		3,800	3,640
7.375% due 09/18/2043		6,200	6,845

			21,558

SOVEREIGN ISSUES 1.6%
Colombia Government International Bond
2.625% due 03/15/2023		1,800	1,817
3.125% due 04/15/2031		1,000	898
3.250% due 04/22/2032 (j)		900	811
3.875% due 02/15/2061		5,200	4,024
4.000% due 02/26/2024		500	517
4.125% due 02/22/2042		1,600	1,340
4.125% due 05/15/2051		27,600	22,494
4.500% due 01/28/2026		4,400	4,614
5.000% due 06/15/2045 (j)		9,300	8,428
5.200% due 05/15/2049		3,700	3,405
5.625% due 02/26/2044		2,100	2,039
6.125% due 01/18/2041		6,700	6,917
7.375% due 09/18/2037		5,325	6,217

			63,521

Total Colombia (Cost $91,348)			85,079

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$5,600	5,698
5.625% due 04/30/2043		8,700	7,482
6.125% due 02/19/2031		2,200	2,227
7.158% due 03/12/2045		200	199

Total Costa Rica (Cost $15,890)			15,606

DOMINICAN REPUBLIC 2.0%
SOVEREIGN ISSUES 2.0%
Dominican Republic International Bond
4.875% due 09/23/2032		$12,000	12,225
5.300% due 01/21/2041		10,000	9,900
5.500% due 01/27/2025		7,800	8,451
5.875% due 01/30/2060		11,900	11,469
5.950% due 01/25/2027		12,700	14,161
6.000% due 07/19/2028		13,700	15,327
6.400% due 06/05/2049		5,400	5,683
6.500% due 02/15/2048		1,706	1,812
6.850% due 01/27/2045		300	332
6.875% due 01/29/2026		3,100	3,539

Total Dominican Republic (Cost $79,604)			82,899

ECUADOR 1.3%
SOVEREIGN ISSUES 1.3%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)(j)		$1,200	675
0.000% due 07/31/2030 (e)		1,749	983
0.500% due 07/31/2040 þ		13,702	7,997
1.000% due 07/31/2035 þ		42,914	28,216
5.000% due 07/31/2030 þ		19,574	16,222

Total Ecuador (Cost $52,448)			54,093

EGYPT 4.5%
SOVEREIGN ISSUES 4.5%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	5,100	5,766

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.750% due 04/16/2026		8,600	9,490
5.577% due 02/21/2023		$2,800	2,905
5.875% due 02/16/2031		1,900	1,689
6.125% due 01/31/2022		79,100	79,502
6.375% due 04/11/2031	EUR	6,200	6,525
7.053% due 01/15/2032		$12,900	11,950
7.300% due 09/30/2033		10,650	9,836
7.500% due 02/16/2061		21,500	17,611
7.600% due 03/01/2029		10,250	10,192
7.625% due 05/29/2032		7,800	7,411
7.903% due 02/21/2048		4,700	3,956
8.500% due 01/31/2047		6,400	5,692
8.700% due 03/01/2049		1,100	981
8.750% due 09/30/2051		8,050	7,221
8.875% due 05/29/2050		800	728
14.313% due 10/13/2023	EGP	17,000	1,093

Total Egypt (Cost $189,731)			182,548

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
6.375% due 01/18/2027		$2,000	1,225
7.125% due 01/20/2050 (j)		3,350	1,859
7.125% due 01/20/2050		4,100	2,275
7.625% due 09/21/2034		3,170	1,807
7.650% due 06/15/2035		1,200	689
7.750% due 01/24/2023		500	403
8.250% due 04/10/2032		1,410	874
9.500% due 07/15/2052		1,000	626

Total El Salvador (Cost $15,150)			9,758

ETHIOPIA 0.0%
SOVEREIGN ISSUES 0.0%
Ethiopia International Bond 6.625% due 12/11/2024		$2,000	1,364

Total Ethiopia (Cost $1,954)			1,364

GERMANY 0.3%
CORPORATE BONDS & NOTES 0.3%
Deutsche Bank AG
1.345% (US0003M + 1.190%) due 11/16/2022 ~		$2,200	2,214
3.700% due 05/30/2024		3,500	3,681
3.950% due 02/27/2023		5,600	5,776

Total Germany (Cost $11,016)			11,671

GHANA 1.1%
SOVEREIGN ISSUES 1.1%
Ghana Government International Bond
0.000% due 04/07/2025 (e)		$1,200	842
6.375% due 02/11/2027		2,500	2,116
7.625% due 05/16/2029		1,950	1,631
7.750% due 04/07/2029		4,300	3,613
7.875% due 03/26/2027		3,300	2,911
8.125% due 01/18/2026		200	185
8.125% due 03/26/2032		13,100	10,746
8.625% due 04/07/2034		6,700	5,466
8.750% due 03/11/2061		19,550	15,560
8.950% due 03/26/2051		1,200	965

Total Ghana (Cost $52,560)			44,035

GUATEMALA 1.5%
SOVEREIGN ISSUES 1.5%
Guatemala Government International Bond
4.375% due 06/05/2027		$6,400	6,734
4.500% due 05/03/2026		2,300	2,429
4.650% due 10/07/2041		1,100	1,102
4.875% due 02/13/2028		5,500	5,932
4.900% due 06/01/2030		4,800	5,183
5.375% due 04/24/2032		1,000	1,118
5.750% due 06/06/2022		23,066	23,476
6.125% due 06/01/2050		11,150	12,823

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Guatemala (Cost $58,013)			58,797

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.6%
AIA Group Ltd. 3.200% due 09/16/2040		$400	412
Huarong Finance Co. Ltd.
1.420% (US0003M + 1.250%) due 02/24/2025 ~		6,300	6,016
2.500% due 02/24/2023		2,200	2,188
3.250% due 11/13/2024		1,000	995
3.375% due 02/24/2030		1,700	1,638
3.750% due 05/29/2024		200	202
4.500% due 05/29/2029		5,200	5,293
5.000% due 11/19/2025		3,000	3,124
5.500% due 01/16/2025		400	421
Lenovo Group Ltd.
3.421% due 11/02/2030		2,500	2,523
5.875% due 04/24/2025		2,800	3,089

			25,901

SOVEREIGN ISSUES 0.1%
Airport Authority 2.625% due 02/04/2051		4,300	4,311

Total Hong Kong (Cost $27,420)			30,212

HUNGARY 0.5%
SOVEREIGN ISSUES 0.5%
Hungary Government International Bond
1.750% due 06/05/2035	EUR	100	119
2.125% due 09/22/2031		$11,300	11,144
3.125% due 09/21/2051		4,850	4,783
7.625% due 03/29/2041		1,400	2,293

Total Hungary (Cost $18,193)			18,339

INDIA 1.1%
CORPORATE BONDS & NOTES 0.8%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,300	3,264
Adani Transmission Ltd. 4.250% due 05/21/2036		1,448	1,480
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,700	1,730
3.950% due 02/13/2050		1,100	1,048
JSW Steel Ltd. 5.050% due 04/05/2032		10,000	9,854
Muthoot Finance Ltd. 4.400% due 09/02/2023		2,800	2,863
ReNew Power Pvt Ltd.
5.875% due 03/05/2027		1,000	1,042
6.450% due 09/27/2022		4,000	4,060
ReNew Wind Energy AP2 4.500% due 07/14/2028		2,800	2,810
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		5,400	5,515
5.700% due 02/27/2022		200	201

			33,867

SOVEREIGN ISSUES 0.3%
Export-Import Bank of India
3.375% due 08/05/2026		9,800	10,284
3.875% due 03/12/2024		800	838

			11,122

Total India (Cost $44,621)			44,989

INDONESIA 5.4%
CORPORATE BONDS & NOTES 3.7%
Bank Mandiri Persero Tbk PT
2.000% due 04/19/2026		$2,000	1,984
3.750% due 04/11/2024		200	209
Bank Rakyat Indonesia Persero Tbk PT 3.950% due 03/28/2024		3,500	3,688

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Indonesia Asahan Aluminium Persero PT
4.750% due 05/15/2025		4,100	4,365
5.450% due 05/15/2030		12,900	14,727
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		3,500	3,645
4.875% due 10/01/2024		800	865
Pelabuhan Indonesia PT
4.250% due 05/05/2025		7,100	7,610
5.375% due 05/05/2045		2,000	2,368
Pertamina Persero PT
1.400% due 02/09/2026		1,900	1,847
4.175% due 01/21/2050		6,000	6,191
4.700% due 07/30/2049		3,000	3,283
5.625% due 05/20/2043		1,000	1,185
6.000% due 05/03/2042		18,858	23,094
6.450% due 05/30/2044		11,400	14,914
6.500% due 11/07/2048		700	937
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		2,300	2,374
3.800% due 06/23/2050		8,200	8,616
4.450% due 02/20/2029		6,400	7,315
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		9,200	8,945
4.125% due 05/15/2027		1,500	1,602
4.375% due 02/05/2050		3,200	3,239
5.250% due 10/24/2042		14,100	15,823
5.250% due 05/15/2047		5,200	5,814
5.375% due 01/25/2029		4,300	4,942
5.450% due 05/21/2028		250	287
6.250% due 01/25/2049		700	881

			150,750

SOVEREIGN ISSUES 1.7%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	5,400	5,948
2.625% due 06/14/2023		1,700	2,007
3.350% due 03/12/2071		$200	195
4.350% due 01/11/2048		1,800	2,066
4.625% due 04/15/2043		400	471
4.750% due 07/18/2047		1,200	1,455
5.125% due 01/15/2045		5,000	6,223
5.250% due 01/17/2042		5,700	7,165
5.250% due 01/08/2047		2,000	2,569
6.625% due 02/17/2037		5,840	8,168
6.750% due 01/15/2044		14,600	21,627
7.750% due 01/17/2038		6,225	9,497
8.500% due 10/12/2035		1,290	2,063

			69,454

Total Indonesia (Cost $202,116)			220,204

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,795
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$7,000	7,141
6.800% due 11/22/2025 (j)		4,000	4,568

Total Ireland (Cost $12,826)			13,504

ISLE OF MAN 0.0%
CORPORATE BONDS & NOTES 0.0%
NE Property BV 1.875% due 10/09/2026	EUR	200	233

Total Isle of Man (Cost $245)			233

ISRAEL 0.8%
CORPORATE BONDS & NOTES 0.8%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)		$8,300	8,258
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		8,800	9,686
5.000% due 11/12/2024		500	543
Leviathan Bond Ltd.
6.125% due 06/30/2025		6,800	7,204

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

6.500% due 06/30/2027		4,600	4,948

			30,639

SOVEREIGN ISSUES 0.0%
Israel Government International Bond 3.800% due 05/13/2060		1,700	1,971

Total Israel (Cost $31,595)			32,610

IVORY COAST 1.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	2,100	2,391

SOVEREIGN ISSUES 1.6%
Ivory Coast Government International Bond
4.875% due 01/30/2032		4,800	5,273
5.250% due 03/22/2030		14,650	17,070
5.750% due 12/31/2032 þ		$30,335	30,552
5.875% due 10/17/2031	EUR	800	938
6.625% due 03/22/2048		6,000	6,801
6.875% due 10/17/2040		3,900	4,645

			65,279

Total Ivory Coast (Cost $68,713)			67,670

JAMAICA 0.0%
CORPORATE BONDS & NOTES 0.0%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,915	1,919

Total Jamaica (Cost $1,917)			1,919

JORDAN 0.7%
SOVEREIGN ISSUES 0.7%
Jordan Government International Bond
5.750% due 01/31/2027		$3,300	3,477
5.850% due 07/07/2030		946	959
6.125% due 01/29/2026		17,600	18,810
7.375% due 10/10/2047		5,750	5,827

Total Jordan (Cost $29,111)			29,073

KAZAKHSTAN 0.9%
CORPORATE BONDS & NOTES 0.7%
Development Bank of Kazakhstan JSC 4.125% due 12/10/2022		$500	512
KazMunayGas National Co. JSC
4.750% due 04/24/2025		2,400	2,613
4.750% due 04/19/2027		3,800	4,204
5.375% due 04/24/2030		385	450
5.750% due 04/19/2047		9,300	11,402
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,600	6,608
4.000% due 08/15/2026		500	529

			26,318

SOVEREIGN ISSUES 0.2%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	2,300	2,865
4.875% due 10/14/2044		$3,100	3,814
6.500% due 07/21/2045		1,600	2,298

			8,977

Total Kazakhstan (Cost $32,725)			35,295

KENYA 0.5%
SOVEREIGN ISSUES 0.5%
Kenya Government International Bond 6.875% due 06/24/2024		$2,300	2,436
Republic of Kenya Government International Bond
6.300% due 01/23/2034 (j)		7,100	6,990
8.000% due 05/22/2032 (j)		10,150	11,113

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Kenya (Cost $21,112)		20,539

KUWAIT 0.0%
SOVEREIGN ISSUES 0.0%
Kuwait International Government Bond 3.500% due 03/20/2027	$1,200	1,309

Total Kuwait (Cost $1,323)		1,309

LUXEMBOURG 1.4%
CORPORATE BONDS & NOTES 1.4%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(a)(b)	$6,466	1,803
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	4,520	4,607
6.000% due 11/27/2023	8,500	9,118
Gazprom PJSC Via Gaz Capital S.A.
4.950% due 07/19/2022	2,300	2,343
5.150% due 02/11/2026	5,650	6,056
6.510% due 03/07/2022	5,713	5,770
Guara Norte SARL 5.198% due 06/15/2034	10,075	9,913
Petrorio Luxembourg SARL 6.125% due 06/09/2026	5,800	5,824
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	3,300	3,368
5.250% due 05/23/2023 (h)	400	415
6.125% due 02/07/2022	800	803
Unigel Luxembourg S.A. 8.750% due 10/01/2026	4,500	4,775

Total Luxembourg (Cost $56,484)		54,795

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
3.404% due 04/28/2061	$13,300	13,714
4.550% due 04/21/2050	6,700	8,320
4.800% due 04/21/2060	4,800	6,366

Total Malaysia (Cost $25,250)		28,400

MARSHALL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Nakilat, Inc. 6.267% due 12/31/2033	$351	434

Total Marshall Islands (Cost $413)		434

MEXICO 8.2%
	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «	93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)	4,673	2

		2

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.0%
Banco Mercantil del Norte S.A.
6.625% due 01/24/2032 •(g)(h)	$2,200	2,193
7.500% due 06/27/2029 •(g)(h)	5,540	5,902
7.625% due 01/10/2028 •(g)	500	537
8.375% due 10/14/2030 •(g)	700	804
BBVA Bancomer S.A. 6.750% due 09/30/2022	950	985
Cibanco S.A. Ibm 4.962% due 07/18/2029	2,700	2,920
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050	1,100	1,205

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		6,200	6,783
Petroleos Mexicanos
3.750% due 02/21/2024	EUR	500	585
4.875% due 01/24/2022		$200	201
5.950% due 01/28/2031		3,700	3,603
6.350% due 02/12/2048		23,238	19,931
6.375% due 01/23/2045		12,500	10,879
6.500% due 06/02/2041		13,000	11,682
6.625% due 06/15/2035		1,225	1,179
6.700% due 02/16/2032		36,220	36,654
6.750% due 09/21/2047		15,590	13,867
6.950% due 01/28/2060		65,220	58,338
7.690% due 01/23/2050		64,033	61,918
Trust Fibra Uno
6.390% due 01/15/2050		3,400	3,975
6.950% due 01/30/2044		200	245

			244,386

SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
2.659% due 05/24/2031		1,100	1,076
3.750% due 01/11/2028		275	296
3.750% due 04/19/2071		7,300	6,581
3.771% due 05/24/2061		15,000	13,858
4.000% due 03/15/2115	EUR	4,000	4,922
4.280% due 08/14/2041		$3,000	3,116
4.500% due 04/22/2029		2,300	2,563
4.750% due 04/27/2032		1,000	1,133
5.000% due 04/27/2051		4,800	5,458
5.750% due 10/12/2110		42,350	48,735

			87,738

Total Mexico (Cost $342,332)			332,126

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
3.500% due 07/07/2027		$10,100	9,531
4.450% due 07/07/2031		5,400	5,123
5.625% due 05/01/2023		754	778
8.750% due 03/09/2024		500	553

Total Mongolia (Cost $16,560)			15,985

MOROCCO 1.4%
CORPORATE BONDS & NOTES 0.3%
OCP S.A.
3.750% due 06/23/2031		$5,550	5,409
5.125% due 06/23/2051		6,600	6,252

			11,661

SOVEREIGN ISSUES 1.1%
Morocco Government International Bond
2.375% due 12/15/2027		11,143	10,889
4.000% due 12/15/2050		11,200	10,192
4.250% due 12/11/2022		21,400	21,926

			43,007

Total Morocco (Cost $55,808)			54,668

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$2,300	2,421

Total Namibia (Cost $2,259)			2,421

NETHERLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	448
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		2,800	3,743
Metinvest BV
7.750% due 04/23/2023		200	204

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

8.500% due 04/23/2026		3,300	3,448
Prosus NV
1.539% due 08/03/2028	EUR	1,600	1,841
2.031% due 08/03/2032		1,000	1,131
3.061% due 07/13/2031		$2,000	1,952
3.680% due 01/21/2030		2,500	2,575
4.027% due 08/03/2050		1,500	1,444
Republic of Angola Via Avenir BV
4.771% (US0006M + 4.500%) due 12/07/2023 ~		10,108	10,184
7.854% (US0006M + 7.500%) due 07/01/2023 ~		7,676	7,733

Total Netherlands (Cost $34,113)			34,703

NIGERIA 2.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd. 6.198% (LIBOR03M + 6.000%) due 12/14/2023 ~		$11,289	11,329

SOVEREIGN ISSUES 2.6%
Nigeria Government International Bond
5.625% due 06/27/2022		9,444	9,561
6.125% due 09/28/2028		6,100	5,903
6.375% due 07/12/2023		14,528	15,036
6.500% due 11/28/2027		15,800	15,812
7.143% due 02/23/2030		15,100	14,883
7.375% due 09/28/2033		7,900	7,551
7.625% due 11/21/2025		5,900	6,300
7.696% due 02/23/2038		7,500	6,958
7.875% due 02/16/2032		7,600	7,511
8.250% due 09/28/2051		6,400	6,016
8.747% due 01/21/2031		7,500	7,893

			103,424

Total Nigeria (Cost $115,676)			114,753

OMAN 2.2%
SOVEREIGN ISSUES 2.2%
Oman Government International Bond
3.875% due 03/08/2022		$4,500	4,521
4.125% due 01/17/2023		3,700	3,768
4.875% due 02/01/2025		10,200	10,640
5.625% due 01/17/2028		3,830	4,069
6.000% due 08/01/2029		23,500	25,350
6.250% due 01/25/2031		15,000	16,428
6.500% due 03/08/2047		3,300	3,283
6.750% due 10/28/2027		2,300	2,582
6.750% due 01/17/2048		1,400	1,428
7.000% due 01/25/2051		13,200	13,853
7.375% due 10/28/2032		2,300	2,686

Total Oman (Cost $84,535)			88,608

PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.0%
Third Pakistan International Sukuk Co. Ltd. 5.625% due 12/05/2022		$1,500	1,532

SOVEREIGN ISSUES 0.3%
Pakistan Government International Bond
6.875% due 12/05/2027		2,500	2,529
8.875% due 04/08/2051		9,100	9,067

			11,596

Total Pakistan (Cost $13,325)			13,128

PANAMA 1.6%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen S.A. 5.125% due 08/11/2061		$4,500	4,727
Banco General S.A. 5.250% due 05/07/2031 •(g)(h)		9,500	9,633
Banco Nacional de Panama 2.500% due 08/11/2030		1,800	1,692

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

ENA Norte Trust 4.950% due 04/25/2028		990	1,014

			17,066

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
2.252% due 09/29/2032		3,000	2,852
4.300% due 04/29/2053		14,400	15,512
4.500% due 05/15/2047		6,200	6,851
4.500% due 04/16/2050		1,000	1,104
4.500% due 04/01/2056		4,400	4,863
6.700% due 01/26/2036		8,800	11,808
8.125% due 04/28/2034		2,860	4,240
9.375% due 01/16/2023		900	982
9.375% due 04/01/2029		518	744

			48,956

Total Panama (Cost $65,053)			66,022

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	773
4.950% due 04/28/2031		4,000	4,505
5.400% due 03/30/2050		3,300	3,783
5.600% due 03/13/2048		200	232
6.100% due 08/11/2044		5,600	6,909

Total Paraguay (Cost $15,131)			16,202

PERU 1.5%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	3,556
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		$1,700	1,661
InRetail Consumer 3.250% due 03/22/2028		5,000	4,957
Petroleos del Peru S.A.
4.750% due 06/19/2032		4,000	4,181
5.625% due 06/19/2047		14,600	14,480

			28,835

SOVEREIGN ISSUES 0.8%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		600	612
Peru Government International Bond
2.392% due 01/23/2026		3,700	3,763
3.000% due 01/15/2034		12,600	12,581
3.230% due 07/28/2121		2,100	1,809
3.550% due 03/10/2051		4,000	4,176
3.600% due 01/15/2072		2,200	2,151
5.350% due 08/12/2040	PEN	16,200	3,478
6.350% due 08/12/2028		14,700	3,881
6.550% due 03/14/2037		$1,200	1,640

			34,091

Total Peru (Cost $66,260)			62,926

PHILIPPINES 0.7%
CORPORATE BONDS & NOTES 0.2%
Jollibee Worldwide Pte. Ltd. 4.750% due 06/24/2030		$200	212
PLDT, Inc. 3.450% due 06/23/2050		5,800	5,821

			6,033

SOVEREIGN ISSUES 0.5%
Philippines Government International Bond
2.650% due 12/10/2045		4,900	4,651
2.950% due 05/05/2045		5,000	4,941
3.700% due 03/01/2041		8,300	9,075

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.700% due 02/02/2042		3,000	3,280

			21,947

Total Philippines (Cost $29,073)			27,980

QATAR 1.1%
CORPORATE BONDS & NOTES 0.6%
Qatar Energy
2.250% due 07/12/2031		$5,300	5,263
3.125% due 07/12/2041		5,600	5,675
3.300% due 07/12/2051		11,300	11,673

			22,611

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
4.400% due 04/16/2050		5,100	6,347
4.625% due 06/02/2046		7,100	8,996
4.817% due 03/14/2049		4,680	6,149

			21,492

Total Qatar (Cost $42,641)			44,103

ROMANIA 1.8%
SOVEREIGN ISSUES 1.8%
Romania Government International Bond
1.750% due 07/13/2030	EUR	27,400	29,196
2.000% due 12/08/2026		4,500	5,383
2.124% due 07/16/2031		11,250	12,230
2.375% due 04/19/2027		500	604
2.625% due 12/02/2040		750	762
2.750% due 04/14/2041		1,000	1,020
2.875% due 05/26/2028		100	123
2.875% due 04/13/2042		7,200	7,360
3.375% due 01/28/2050		5,300	5,710
3.500% due 04/03/2034		400	480
4.000% due 02/14/2051		$7,100	7,122
4.625% due 04/03/2049	EUR	1,400	1,805

Total Romania (Cost $78,258)			71,795

RUSSIA 1.4%
CORPORATE BONDS & NOTES 0.1%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$4,000	4,185

SOVEREIGN ISSUES 1.3%
Russia Government International Bond
1.125% due 11/20/2027	EUR	1,300	1,473
1.850% due 11/20/2032		4,600	5,214
4.375% due 03/21/2029		$1,600	1,767
4.750% due 05/27/2026		7,600	8,323
5.100% due 03/28/2035		16,600	19,609
5.250% due 06/23/2047		3,200	4,059
5.625% due 04/04/2042		5,800	7,576
12.750% due 06/24/2028		1,725	2,732

			50,753

Total Russia (Cost $52,491)			54,938

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$2,600	2,632

Total Rwanda (Cost $2,600)			2,632

SAUDI ARABIA 3.4%
CORPORATE BONDS & NOTES 0.8%
Saudi Arabian Oil Co.
2.875% due 04/16/2024		$300	310
3.500% due 11/24/2070		29,100	28,425

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.250% due 04/16/2039		3,500	3,954

			32,689

SOVEREIGN ISSUES 2.6%
Saudi Government International Bond
2.250% due 02/02/2033 (j)		9,500	9,284
2.250% due 02/02/2033		7,500	7,330
2.875% due 03/04/2023		200	205
3.450% due 02/02/2061		9,600	9,713
3.625% due 03/04/2028		13,400	14,618
3.750% due 01/21/2055		15,200	16,347
4.000% due 04/17/2025		400	432
4.375% due 04/16/2029		400	460
4.500% due 10/26/2046		37,000	43,469
4.625% due 10/04/2047		1,400	1,680
5.000% due 04/17/2049		200	254

			103,792

Total Saudi Arabia (Cost $134,375)			136,481

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,800	3,241
5.375% due 06/08/2037		4,500	4,867
6.250% due 05/23/2033		$2,300	2,373
6.750% due 03/13/2048		1,600	1,574

Total Senegal (Cost $12,844)			12,055

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	6,100	6,742
1.650% due 03/03/2033		2,800	2,975
3.125% due 05/15/2027		1,800	2,189

Total Serbia (Cost $11,985)			11,906

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$200	202
3.500% due 10/10/2024		400	419
Medco Bell Pte Ltd. 6.375% due 01/30/2027		400	399
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		2,900	2,895

Total Singapore (Cost $3,891)			3,915

SOUTH AFRICA 4.4%
CORPORATE BONDS & NOTES 2.3%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$2,000	2,017
6.500% due 04/15/2040		1,300	1,585
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	399,500	25,015
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$2,400	2,366
6.350% due 08/10/2028		24,000	25,950
6.750% due 08/06/2023		9,400	9,675
8.450% due 08/10/2028		2,700	2,916
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,826
Sasol Financing International Ltd. 4.500% due 11/14/2022		4,903	4,967
Sasol Financing USA LLC 6.500% due 09/27/2028		1,150	1,248
Transnet SOC Ltd. 4.000% due 07/26/2022		15,400	15,369

			94,934

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Sasol Ltd. 0.603% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		11,565	11,186

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

SOVEREIGN ISSUES 1.8%
South Africa Government International Bond
4.300% due 10/12/2028		200	203
4.850% due 09/27/2027		900	951
4.850% due 09/30/2029		21,600	22,362
4.875% due 04/14/2026		8,500	9,078
5.375% due 07/24/2044		200	192
5.650% due 09/27/2047		2,400	2,308
5.750% due 09/30/2049		17,900	17,260
5.875% due 05/30/2022		15,400	15,736
10.500% due 12/21/2026	ZAR	92,800	6,450

			74,540

Total South Africa (Cost $181,493)			180,660

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.3%
KB Kookmin Card Co. Ltd. 1.500% due 05/13/2026		$600	590
LG Chem Ltd. 1.375% due 07/07/2026		11,200	10,971
Shinhan Financial Group Co. Ltd. 2.875% due 05/12/2026 •(g)		2,000	1,977

Total South Korea (Cost $13,731)			13,538

SRI LANKA 0.7%
SOVEREIGN ISSUES 0.7%
Sri Lanka Government International Bond
5.750% due 01/18/2022 (j)		$4,833	4,395
5.750% due 04/18/2023		8,100	4,573
5.875% due 07/25/2022 (j)		2,800	1,910
6.125% due 06/03/2025		6,600	3,498
6.200% due 05/11/2027		900	462
6.825% due 07/18/2026		500	256
6.850% due 11/03/2025		4,450	2,315
7.550% due 03/28/2030		17,700	8,894
7.850% due 03/14/2029		2,600	1,329

Total Sri Lanka (Cost $38,440)			27,632

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
African Export-Import Bank 2.634% due 05/17/2026		$8,000	8,047

SOVEREIGN ISSUES 0.0%
Ghana Government International Bond 10.750% due 10/14/2030		395	443

Total Supranational (Cost $8,473)			8,490

TANZANIA 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania
4.868% (EUR003M + 5.400%) due 04/26/2028 ~	EUR	13,000	14,741
5.526% (LIBOR03M + 5.200%) due 06/23/2022 «~		$914	910

Total Tanzania (Cost $16,108)			15,651

THAILAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Bangkok Bank PCL 3.466% due 09/23/2036 •		$10,200	10,225
GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		1,500	1,519
4.300% due 03/18/2051		2,400	2,648
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	408
Thaioil Treasury Center Co. Ltd. 3.500% due 10/17/2049		1,000	865

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Thailand (Cost $15,390)			15,665

TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$212	212

Total Trinidad and Tobago (Cost $212)			212

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond 3.280% due 08/09/2027	JPY	200,000	1,112

Total Tunisia (Cost $1,838)			1,112

TURKEY 3.9%
CORPORATE BONDS & NOTES 0.2%
Hazine Mustesarligi Varlik Kiralama A/S 5.004% due 04/06/2023		$1,200	1,201
QNB Finansbank A/S 4.875% due 05/19/2022		200	201
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,766	1,635
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		1,400	1,365
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		1,800	1,747

			6,149

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Socar Turkey Enerji A.S. 2.845% (EUR003M + 3.450%) due 08/11/2026 «~	EUR	14,100	15,812

SOVEREIGN ISSUES 3.3%
Turkey Government International Bond
3.250% due 03/23/2023		$2,000	1,948
4.250% due 03/13/2025		1,800	1,668
4.875% due 04/16/2043		14,100	10,841
5.125% due 03/25/2022		500	501
5.125% due 02/17/2028		7,400	6,648
5.250% due 03/13/2030		4,100	3,539
5.750% due 05/11/2047		52,000	42,151
5.875% due 06/26/2031		5,400	4,808
5.950% due 01/15/2031		3,600	3,231
6.000% due 03/25/2027		8,400	7,941
6.000% due 01/14/2041		20,580	17,167
6.125% due 10/24/2028		5,300	4,947
6.375% due 10/14/2025		5,400	5,285
6.875% due 03/17/2036		4,800	4,519
7.250% due 03/05/2038		1,000	972
Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		3,600	3,581
5.375% due 10/24/2023		9,700	9,407
8.250% due 01/24/2024		4,700	4,786

			133,940

Total Turkey (Cost $167,259)			155,901

UKRAINE 2.6%
SOVEREIGN ISSUES 2.6%
Ukraine Government International Bond
1.258% due 05/31/2040 ~		$13,300	12,156
4.375% due 01/27/2030	EUR	8,600	7,905
6.876% due 05/21/2029		$6,800	6,041
7.253% due 03/15/2033		11,900	10,544
7.375% due 09/25/2032		1,600	1,432
7.750% due 09/01/2022		26,600	26,427
7.750% due 09/01/2023		22,200	21,770
7.750% due 09/01/2024		6,000	5,837
7.750% due 09/01/2025		9,550	9,200
7.750% due 09/01/2026		800	765
8.994% due 02/01/2024		4,300	4,306
17.000% due 05/11/2022	UAH	22,817	854

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Ukraine (Cost $112,207)		107,237

UNITED ARAB EMIRATES 1.6%
CORPORATE BONDS & NOTES 0.6%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029	$2,700	2,979
DP World Ltd.
4.700% due 09/30/2049	500	546
5.625% due 09/25/2048	2,550	3,140
6.850% due 07/02/2037	5,750	7,588
Kuwait Projects Co. SPC Ltd. 5.000% due 03/15/2023	700	698
NBK SPC Ltd. 1.625% due 09/15/2027 •	9,700	9,469
Ruwais Power Co. PJSC 6.000% due 08/31/2036	620	820

		25,240

SOVEREIGN ISSUES 1.0%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	2,400	2,338
3.125% due 05/03/2026	2,000	2,131
3.875% due 04/16/2050	19,200	22,414
4.125% due 10/11/2047	3,400	4,081
Emirate of Dubai Government International Bonds 3.900% due 09/09/2050	2,300	2,211
Finance Department Government of Sharjah
3.625% due 03/10/2033	3,100	3,047
4.000% due 07/28/2050	2,000	1,816
4.375% due 03/10/2051	4,550	4,335

		42,373

Total United Arab Emirates (Cost $65,502)		67,613

UNITED KINGDOM 0.4%
CORPORATE BONDS & NOTES 0.4%
Antofagasta PLC 2.375% due 10/14/2030	$1,200	1,142
Fresnillo PLC 4.250% due 10/02/2050	7,600	7,974
HSBC Holdings PLC
3.803% due 03/11/2025 •	1,000	1,050
6.000% due 05/22/2027 •(g)(h)	200	216
Natwest Group PLC
4.269% due 03/22/2025 •	300	317
4.800% due 04/05/2026	300	334
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ	1,410	1,418
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2024	4,000	3,940
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025	1,400	1,425

Total United Kingdom (Cost $17,592)		17,816

UNITED STATES 2.9%
ASSET-BACKED SECURITIES 0.5%
Aames Mortgage Investment Trust 0.582% due 04/25/2036 •	$833	826
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.152% due 11/25/2034 •	193	193
Argent Securities Trust 0.402% due 07/25/2036 •	739	708
Countrywide Asset-Backed Certificates Trust
0.342% due 02/25/2037 •	3,459	3,406
1.227% due 11/25/2035 •	2,400	2,394
Credit-Based Asset Servicing & Securitization Trust 3.236% due 01/25/2037 ^þ	7,484	3,236
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 ^þ	171	80
6.672% due 06/25/2036 ^þ	261	96
GSAA Home Equity Trust 6.502% due 11/25/2036 þ	1,158	624
Home Equity Asset Trust 1.452% due 02/25/2033 •	93	94
MASTR Asset-Backed Securities Trust 0.802% due 09/25/2034 •	207	201

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
0.867% due 01/25/2035 •	23	23
0.897% due 03/25/2034 •	2,926	2,913
Morgan Stanley Mortgage Loan Trust
0.822% due 04/25/2037 •	259	105
6.000% due 02/25/2037 ^~	65	50
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.252% due 07/25/2036 •	496	478
Option One Mortgage Loan Trust
0.322% due 04/25/2037 •	669	544
0.322% due 05/25/2037 •	264	203
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.882% due 09/25/2035 •	1,600	1,575
RAAC Trust 0.803% due 02/25/2046 •	309	306
Saxon Asset Securities Trust 0.412% due 09/25/2037 •	407	402
Soundview Home Loan Trust
0.627% due 03/25/2036 •	847	846
1.003% due 10/25/2037 •	841	772

		20,075

CORPORATE BONDS & NOTES 0.8%
BOC Aviation USA Corp. 1.625% due 04/29/2024	4,900	4,895
DAE Funding LLC
1.625% due 02/15/2024	3,300	3,242
2.625% due 03/20/2025	1,800	1,813
3.375% due 03/20/2028	2,000	2,026
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	2,100	2,134
Rio Oil Finance Trust
8.200% due 04/06/2028	4,917	5,587
9.250% due 07/06/2024	2,817	3,034
9.750% due 01/06/2027	5,492	6,314
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (e)	4,400	3,251

		32,296

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	6,697	6,661

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Adjustable Rate Mortgage Trust 2.661% due 11/25/2035 ^~	81	71
Banc of America Funding Trust
2.245% due 11/20/2035 ^~	111	104
6.388% due 04/25/2037 ^þ	119	122
BCAP LLC Trust 2.613% due 05/26/2037 ~	2,377	2,384
Bear Stearns Adjustable Rate Mortgage Trust
2.668% due 01/25/2035 ~	6	6
3.222% due 02/25/2036 ^~	38	38
Citigroup Mortgage Loan Trust 2.557% due 07/25/2046 ^~	46	46
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •	76	78
CitiMortgage Alternative Loan Trust 0.753% due 10/25/2036 •	608	504
Countrywide Alternative Loan Trust
0.442% due 01/25/2037 ^•	0	1
0.452% due 05/25/2036 ^•	517	247
0.677% due 11/25/2035 •	104	93
5.750% due 03/25/2037 ^•	95	70
6.250% due 11/25/2036 ^	69	63
Countrywide Home Loan Mortgage Pass-Through Trust
2.718% due 02/25/2047 ^~	54	53
2.747% due 04/20/2036 ^~	12	11
2.911% due 09/25/2047 ^~	25	24
2.971% due 03/25/2037 ^~	52	49
Credit Suisse Mortgage Capital Certificates 0.592% due 11/30/2037 ~	700	685
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	601	502
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.444% due 10/25/2035 ~	14	14
5.500% due 12/25/2035 ^	116	115
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	72	72
6.386% due 10/25/2036 ^þ	72	72
GSMPS Mortgage Loan Trust 0.452% due 01/25/2036 •	158	133

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

HarborView Mortgage Loan Trust 2.548% due 08/19/2036 ^~	8	8
Impac CMB Trust 0.742% due 03/25/2035 •	115	113
IndyMac INDA Mortgage Loan Trust
2.606% due 11/25/2037 ~	746	700
2.891% due 08/25/2036 ~	132	125
IndyMac INDX Mortgage Loan Trust
0.282% due 02/25/2037 •	501	512
0.402% due 06/25/2037 ^•	116	58
2.737% due 10/25/2035 ~	83	78
2.938% due 06/25/2036 ~	87	87
JP Morgan Mortgage Trust
2.569% due 04/25/2035 ~	3	3
2.630% due 08/25/2035 ~	49	50
2.704% due 11/25/2035 ^~	39	36
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	185	184
Lehman XS Trust
0.352% due 08/25/2037 •	4,349	4,270
0.482% due 09/25/2046 •	2,043	2,084
Luminent Mortgage Trust 0.462% due 12/25/2036 ^•	32	31
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•	132	9
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	1,076	1,024
6.500% due 07/25/2037 ^	332	328
Sequoia Mortgage Trust 1.881% due 01/20/2047 ^~	31	24
Structured Adjustable Rate Mortgage Loan Trust
1.746% due 10/25/2037 ^•	81	84
2.854% due 11/25/2035 ^~	36	34
2.963% due 05/25/2036 ^~	6	5
3.098% due 09/25/2036 ^~	165	144
SunTrust Adjustable Rate Mortgage Loan Trust 2.712% due 10/25/2037 ^~	460	431
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	568	34
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 05/25/2034 •	84	76
2.587% due 01/25/2037 ^~	81	81
2.737% due 04/25/2037 ^~	53	52
2.986% due 03/25/2036 ~	895	905
2.991% due 12/25/2036 ^~	152	153
3.287% due 05/25/2037 ^~	109	97
Wells Fargo Mortgage-Backed Securities Trust 2.602% due 10/25/2036 ~	271	268

		17,645

U.S. GOVERNMENT AGENCIES 0.4%
Israel Government AID Bond 5.500% due 04/26/2024	100	110
Uniform Mortgage-Backed Security, TBA
2.500% due 03/01/2052	6,300	6,398
3.500% due 03/01/2052	7,900	8,294

		14,802

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
1.750% due 08/15/2041 (l)(n)	24,600	23,858

Total United States (Cost $113,351)		115,337

URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
4.375% due 01/23/2031	$1,753	2,023
7.875% due 01/15/2033	5,650	8,369

Total Uruguay (Cost $8,932)		10,392

VENEZUELA 0.2%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)	$51,899	2,144
5.500% due 04/12/2037 ^(b)	19,263	795

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

6.000% due 05/16/2024 ^(b)		2,800	116

			3,055

SOVEREIGN ISSUES 0.1%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		19,240	1,250
7.650% due 04/21/2025 ^(b)		10,109	657
8.250% due 10/13/2024 ^(b)		21,739	1,413
9.000% due 05/07/2023 ^(b)		2,521	164
9.250% due 09/15/2027 ^(b)		7,540	490
9.250% due 05/07/2028 ^(b)		3,027	197
11.950% due 08/05/2031 ^(b)		6,580	428

			4,599

Total Venezuela (Cost $85,479)			7,654

VIETNAM 0.0%
SOVEREIGN ISSUES 0.0%
Vietnam Government International Bond 5.500% due 03/12/2028		$1,400	1,405

Total Vietnam (Cost $1,304)			1,405

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		$7,100	7,169
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030		5,300	5,228
Easy Tactic Ltd. 11.750% due 08/02/2023		300	112
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024		200	214
Studio City Finance Ltd. 5.000% due 01/15/2029		6,600	5,917

Total Virgin Islands (British) (Cost $19,640)			18,640

ZAMBIA 0.3%
SOVEREIGN ISSUES 0.3%
Zambia Government International Bond
5.375% due 09/20/2022 ^(b)		$2,350	1,767
8.500% due 04/14/2024 ^(b)		3,100	2,453
8.970% due 07/30/2027 ^(b)		2,700	2,099
12.000% due 08/26/2026	ZMW	26,000	1,204
12.000% due 03/22/2028		20,000	877
13.000% due 08/29/2026		28,300	1,352
13.000% due 12/05/2026		35,900	1,625
13.000% due 01/25/2031		57,800	2,202

Total Zambia (Cost $9,723)			13,579

SHORT-TERM INSTRUMENTS 2.8%
ZAMBIA TREASURY BILLS 0.0%
25.000% due 08/29/2022 (e)(f)	ZMW	1,755	99

REPURCHASE AGREEMENTS (i) 2.6%			107,377

U.S. TREASURY BILLS 0.2%
0.048% due 02/17/2022 - 03/24/2022 (d)(e)(l)(n)		$6,725	6,725

Total Short-Term Instruments (Cost $115,062)			114,201

Total Investments in Securities (Cost $3,965,941)			3,820,500

		SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III		34,186,123	332,221

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $336,248)	332,221

Total Investments in Affiliates (Cost $336,248)	332,221

Total Investments 102.3% (Cost $4,302,189)	$4,152,721
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $(11,817))	(4,053)
Other Assets and Liabilities, net (2.2)%	(90,974)

Net Assets 100.0%	$4,057,694

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	0.020%	12/03/2021	01/05/2022	$11,111	U.S. Treasury Bonds 3.375% due 11/15/2048	$(10,818)	$11,111	$11,111
FICC	0.000	12/31/2021	01/03/2022	5,564	U.S. Treasury Notes 1.250% due 03/31/2028	(5,675)	5,564	5,564
NOM	(0.100)	12/27/2021	01/10/2022	10,037	Petroleos Mexicanos 5.950% due 01/28/2031	(10,090)	10,037	10,037
(0.100)	12/28/2021	01/11/2022	11,130	Petroleos Mexicanos 5.950% due 01/28/2031	(11,189)	11,130	11,130
(0.100)	12/29/2021	01/12/2022	7,681	Petroleos Mexicanos 5.950% due 01/28/2031	(7,692)	7,681	7,681
(0.100)	12/30/2021	01/13/2022	3,990	Petroleos Mexicanos 5.950% due 01/28/2031	(3,996)	3,990	3,990
0.000	12/28/2021	01/03/2022	11,897	U.S. Treasury Bonds 2.250% due 05/15/2041	(11,888)	11,897	11,897
RDR	(0.100)	12/27/2021	01/10/2022	11,925	Petroleos Mexicanos 5.950% due 01/28/2031	(11,988)	11,925	11,925
0.010	12/28/2021	1/3/2022	11,047	U.S. Treasury Notes 2.625% due 1/15/2029	(11,021)	11,047	11,047
(0.750)	7/19/2021	7/19/2023	10,200	Romanian Government International Bond 1.375% due 12.02/2029	(10,872)	11,613	11,613
(1.000)	7/20/2021	7/20/2023	9,998	Romanian Government International Bond 1.375% due 12.02/2029	(10,872)	11,382	11,382

Total Repurchase Agreements	$(106,101)	$107,377	$107,377

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	(0.400)%	07/21/2021	TBD(3)	$(595)	$(594)
BRC	(4.000)	06/11/2021	TBD(3)	(1,079)	(1,077)
(4.000)	07/21/2021	TBD(3)	(1,841)	(1,835)
(4.000)	12/16/2021	07/26/2023)	(654)	(653)
(2.500)	12/02/2021	TBD(3)	(2,185)	(2,190)
FBF	(3.000)	11/12/2021	TBD(3)	(781)	(778)
(2.000)	11/12/2021	TBD(3)	(175)	(175)
(1.500)	10/25/2021	TBD(3)	(160)	(159)
(1.000)	11/18/2021	TBD(3)	(5,975)	(5,967)
(0.500)	12/02/2021	TBD(3)	(6,388)	(6,394)
JML	(0.070)	11/01/2021	01/13/2022	(242)	(242)
NOM	(1.250)	11/22/2021	TBD(3)	(675)	(674)
(0.650)	12/03/2021	TBD(3)	(1,255)	(1,256)
0.080	10/12/2021	TBD(3)	(9,060)	(9,061)
SCX	(0.100)	11/24/2021	TBD(3)	(791)	(791)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	(0.100)	12/27/2021	TBD(3)	(1,948)	(1,948)

Total Reverse Repurchase Agreements					$(33,794)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Mexico (1.2)%
Corporate Bonds & Notes (1.2)%
Petroleos Mexicanos	5.950%	01/28/2031	$48,700	$(47,719)	$(47,419)

Total Mexico (Cost $(47,719))	(47,419)

Romania (0.5)%
Sovereign Issues (0.5)%
Romanian Government International Bond	1.375	12/02/2029	EUR	20,000	(23,433)	(21,785)

Total Romania (Cost $(23,433))	(21,785)

United States (0.8)%
U.S. Treasury Obligations (0.8)%
U.S. Treasury Bonds	2.250	05/15/2041	$6,000	(6,380)	(6,305)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(11,989)	(10,782)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,730)	(5,522)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(11,774)	(10,921)

Total United States	(35,873)	(33,530)

Total Short Sales (2.5)%	$(107,025)	$(102,734)

(j)	Securities with an aggregate market value of $34,002 and cash of $1,404 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(89,886) at a weighted average interest rate of 0.055%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $1,867 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	1,080	$130,655	$(69)	$76	$0
U.S. Treasury 10-Year Note March Futures	03/2022	1,483	193,485	698	93	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	270	53,224	10	422	0

$639	$591	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2022	193	$(29,277)	$228	$9	$0
Euro-Bund 10-Year Bond March Futures	03/2022	582	(113,551)	1,834	93	0
Euro-Buxl 30-Year Bond March Futures	03/2022	38	(8,944)	437	14	0
U.S. Treasury 2-Year Note March Futures	03/2022	153	(33,380)	65	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	56	(8,201)	(118)	0	(15)

$2,446	$116	$(22)

Total Futures Contracts	$3,085	$707	$(22)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.299%		$1,300	$(89)	$107	$18	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly		06/20/2026		$100	$(3)	$0	$(3)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		34,200	(1,187)	(180)	(1,367)	6	0
iTraxx Asia Ex-Japan 36 5-Year Index	1.000	Quarterly		12/20/2026		54,800	198	371	569	13	0

							$(992)	$191	$(801)	$19	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	5.863%	Maturity	01/02/2023	BRL	340,600	$(233)	$(2,399)	$(2,632)	$0	$(5)
Pay	1-Year BRL-CDI	6.635	Maturity	01/02/2023		116,700	0	(790)	(790)	0	(2)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$85,030	(2,539)	4,028	1,489	9	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,300	(2,779)	2,915	136	12	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		2,000	13	(8)	5	1	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		3,300	52	6	58	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	(137)	(77)	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	(220)	(84)	0	(3)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	(208)	(208)	0	(10)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027	EUR	7,000	7	124	131	7	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		5,500	(106)	164	58	5	0
Pay	28-Day MXN-TIIE	6.080	Lunar	02/26/2025	MXN	363,100	0	(668)	(668)	0	(6)
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025		193,600	0	(352)	(352)	0	(3)
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025		94,100	0	266	266	2	0
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025		370,700	0	968	968	6	0
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		86,400	0	238	238	1	0

							$(5,389)	$3,927	$(1,462)	$45	$(31)

Total Swap Agreements							$(6,470)	$4,225	$(2,245)	$64	$(31)

(l)

Securities with an aggregate market value of $3,597 and cash of $24,763 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	EUR	14,079		$15,874	$0	$(155)
	03/2022	KZT	1,486,659		3,324	0	(14)
	03/2022	MXN	9,884		476	0	(1)
	03/2022		$4,700	KZT	2,086,669	0	(14)
	09/2022	PEN	16,202		$3,852	0	(131)
BPS	01/2022	BRL	12,000		2,150	0	(4)
	01/2022	EUR	1,788		2,016	0	(20)
	01/2022	RUB	3,253		44	0	0
	01/2022		$2,114	BRL	12,000	41	0
	01/2022		6,621	EUR	5,854	44	0
	02/2022		3,904	ZAR	58,158	0	(277)
	02/2022	ZAR	6,582		$411	1	0
	04/2022	BRL	15,100		2,614	5	(40)
	07/2022		2,900		506	10	0
BRC	01/2022	RUB	382,873		5,301	207	0
	01/2022		$204	TRY	2,858	11	0
BSH	01/2022	BRL	10,800		$1,877	0	(62)
	01/2022		$1,935	BRL	10,800	4	0
	07/2022	BRL	20,600		$3,704	187	0
	10/2022		18,400		3,210	153	0
CBK	01/2022		8,736		1,566	0	(3)
	01/2022	PEN	47,223		12,725	948	(47)
	01/2022	RUB	461,487		6,205	66	0
	01/2022		$1,555	BRL	8,736	14	0
	01/2022		6,302	EUR	5,557	24	0
	01/2022		11,945	PEN	47,223	0	(120)
	02/2022	COP	62,661		$16	0	0
	02/2022		$1,382	PEN	5,627	26	0
	03/2022	PEN	10,935		$2,654	0	(76)
	03/2022	RUB	472,051		6,265	44	0
	04/2022		$244	MXN	5,290	10	0
	05/2022	PEN	6,012		$1,455	0	(38)
	08/2022		30,600		7,568	11	0
	08/2022		$15	COP	62,662	0	(1)
	12/2022		2,128	PEN	8,924	52	0
DUB	01/2022	TRY	12,031		$896	0	0
	02/2022	RUB	460,113		6,147	44	0
	02/2022		$321	CAD	410	3	0
	02/2022		256	HUF	81,909	0	(4)
GLM	01/2022		5,272	RUB	387,205	0	(121)
	02/2022		3,398	ZAR	50,829	0	(228)
	02/2022	ZAR	169,221		$10,821	269	0
	03/2022	KZT	1,404,855		3,113	0	(41)
	03/2022		$4,601	KZT	2,038,376	0	(24)
	04/2022	ZAR	207,467		$13,512	691	0
	10/2022	BRL	2,800		489	24	0
	10/2022	ZAR	210,070		13,330	637	0
HUS	01/2022	CNH	380		59	0	(1)
	01/2022	GBP	1,383		1,843	0	(29)
	01/2022	TRY	100,544		7,814	320	0
	02/2022		$16	COP	62,662	0	(1)
	03/2022		13	RUB	987	0	0
JPM	01/2022	BRL	7,400		$1,295	0	(34)
	01/2022	CNH	310		48	0	0
	01/2022	TRY	33,011		2,534	74	0
	01/2022		$1,303	BRL	7,400	25	0
	03/2022	KZT	350,505		$777	0	(10)
	03/2022	UAH	10,345		370	0	(1)
	04/2022	BRL	9,300		1,612	4	(24)
	07/2022		2,100		382	24	0
	10/2022		1,500		259	10	0
MYI	02/2022	ZAR	2,884		180	0	0
	03/2022	KZT	242,011		539	0	(5)
	03/2022	UAH	20,809		740	0	(7)
RYL	02/2022	ZAR	54,868		3,736	315	0
SCX	01/2022	CNH	158		25	0	0
	01/2022	EUR	200,850		226,411	0	(2,257)
	01/2022	JPY	167,000		1,472	20	0
	01/2022	TRY	5,766		444	14	0
	02/2022	EUR	205,306		233,607	0	(269)
	02/2022	JPY	167,019		1,451	0	(2)
SSB	01/2022	BRL	8,736		1,536	0	(33)
	02/2022		$1,525	BRL	8,736	32	0
UAG	03/2022		11	RUB	830	0	0

Total Forward Foreign Currency Contracts						$4,364	$(4,094)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

HUS	Dubai Government International Bond	(1.000)%	Quarterly	12/20/2024	0.579%	$600	$(2)	$(6)	$0	$(8)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.579	2,100	(3)	(24)	0	(27)

							$(5)	$(30)	$0	$(35)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.618%	$7,500	$(29)	$46	$17	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886	1,200	(58)	13	0	(45)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.803	800	(121)	7	0	(114)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.710	3,000	17	26	43	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.755	3,100	25	13	38	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.672	1,300	12	7	19	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.319	600	(25)	8	0	(17)
	Russia Government International Bond	1.000	Quarterly	12/20/2026	1.247	15,000	98	(268)	0	(170)
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	0.378	4,100	(97)	111	14	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2022	5.544	15,000	(409)	97	0	(312)
	Turkey Government International Bond	1.000	Quarterly	12/20/2026	5.670	17,700	(2,653)	(717)	0	(3,370)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.618	1,900	(4)	8	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886	2,500	(125)	32	0	(93)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.710	300	2	2	4	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.755	51,600	518	112	630	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	4,000	5	13	18	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.672	12,200	53	127	180	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	18.526	3,400	(480)	(252)	0	(732)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.618	500	(32)	33	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.752	900	(125)	5	0	(120)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.710	12,500	122	59	181	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.672	7,000	52	51	103	0
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.544	2,000	16	(2)	14	0
	Russia Government International Bond	1.000	Quarterly	12/20/2026	1.247	4,000	31	(76)	0	(45)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.287	11,200	121	81	202	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.314	3,876	41	39	80	0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.618	2,300	(6)	11	5	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2026	2.031	5,000	(237)	(2)	0	(239)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	200	(2)	1	0	(1)
	Fibra Uno Trust	1.000	Quarterly	06/20/2022	0.44	1,100	(8)	4	0	(4)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.755	5,000	62	(1)	61	0
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	2.829	5,500	189	(122)	67	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.520	4,800	(35)	60	25	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	18.526	1,500	(311)	(12)	0	(323)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.618	2,200	(8)	13	5	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886	2,800	(150)	45	0	(105)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.803	900	(136)	8	0	(128)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.710	9,400	91	45	136	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	800	(12)	10	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.755	18,600	190	37	227	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	100	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	4,000	5	13	18	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.182		7,800	96	(63)	33	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.672		15,400	94	133	227	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.287		15,000	113	158	271	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.314		2,324	25	23	48	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.020		7,100	(356)	19	0	(337)
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	5.830		13,100	(591)	(3)	0	(594)
	Turkey Government International Bond	1.000	Quarterly	12/20/2026	5.670		3,800	(562)	(162)	0	(724)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328		300	(5)	9	4	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.287		900	10	6	16	0
JPM	Banque Centrale de Tunisie International Bond	1.000	Quarterly	06/20/2022	21.819		1,900	(135)	(40)	0	(175)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.710		2,700	14	25	39	0
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.209		3,500	83	(13)	70	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2022	2.350		9,900	(68)	9	0	(59)
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	2.864		5,600	(133)	(16)	0	(149)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.287		21,900	283	112	395	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939		5,200	(84)	92	8	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.623		6,200	(217)	26	0	(191)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	18.526		1,900	(377)	(32)	0	(409)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.618		2,400	(10)	15	5	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.752		1,800	(251)	12	0	(239)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.710		6,600	38	57	95	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.896		1,500	(31)	(26)	0	(57)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.755		10,000	127	(5)	122	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483		100	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913		500	1	1	2	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.182		2,700	(21)	33	12	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.672		13,000	23	169	192	0
	Russia Government International Bond	1.000	Quarterly	12/20/2026	1.247		4,000	30	(75)	0	(45)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.287		11,100	60	140	200	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2022	5.544		400	(16)	8	0	(8)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.672		1,200	10	8	18	0

								$(5,265)	$311	$3,853	$(8,807)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «		1.000%	Quarterly	06/20/2023	EUR	1,000	$(77)	$25	$0	$(52)

Total Swap Agreements								$(5,347)	$306	$3,853	$(8,894)

(n)

Securities with an aggregate market value of $7,109 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$12,468	$0	$12,468
Angola
Sovereign Issues	0	33,943	0	33,943
Argentina
Sovereign Issues	0	87,262	0	87,262
Armenia
Sovereign Issues	0	7,871	0	7,871
Austria
Corporate Bonds & Notes	0	1,849	0	1,849
Azerbaijan
Corporate Bonds & Notes	0	28,834	0	28,834
Sovereign Issues	0	7,156	0	7,156
Bahamas
Sovereign Issues	0	5,625	0	5,625
Bahrain
Sovereign Issues	0	29,772	0	29,772
Belarus
Sovereign Issues	0	2,097	0	2,097
Brazil
Corporate Bonds & Notes	0	120,491	10,971	131,462
Sovereign Issues	0	40,873	0	40,873
Cameroon
Sovereign Issues	0	5,033	0	5,033
Cayman Islands
Corporate Bonds & Notes	0	82,568	0	82,568
Chile
Corporate Bonds & Notes	0	51,340	0	51,340
Sovereign Issues	0	41,821	0	41,821
China
Corporate Bonds & Notes	0	45,069	0	45,069
Colombia
Corporate Bonds & Notes	0	21,558	0	21,558
Sovereign Issues	0	63,521	0	63,521
Costa Rica
Sovereign Issues	0	15,606	0	15,606
Dominican Republic
Sovereign Issues	0	82,899	0	82,899
Ecuador
Sovereign Issues	0	54,093	0	54,093
Egypt
Sovereign Issues	0	182,548	0	182,548
El Salvador
Sovereign Issues	0	9,758	0	9,758
Ethiopia
Sovereign Issues	0	1,364	0	1,364
Germany
Corporate Bonds & Notes	0	11,671	0	11,671
Ghana
Sovereign Issues	0	44,035	0	44,035
Guatemala
Sovereign Issues	0	58,797	0	58,797
Hong Kong
Corporate Bonds & Notes	0	25,901	0	25,901
Sovereign Issues	0	4,311	0	4,311
Hungary
Sovereign Issues	0	18,339	0	18,339
India
Corporate Bonds & Notes	0	33,867	0	33,867
Sovereign Issues	0	11,122	0	11,122
Indonesia
Corporate Bonds & Notes	0	150,750	0	150,750
Sovereign Issues	0	69,454	0	69,454
Ireland
Corporate Bonds & Notes	0	13,504	0	13,504
Isle of Man
Corporate Bonds & Notes	0	233	0	233
Israel
Corporate Bonds & Notes	0	30,639	0	30,639
Sovereign Issues	0	1,971	0	1,971
Ivory Coast
Loan Participations and Assignments	0	0	2,391	2,391
Sovereign Issues	0	65,279	0	65,279

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Jamaica
Corporate Bonds & Notes	0	1,919	0	1,919
Jordan
Sovereign Issues	0	29,073	0	29,073
Kazakhstan
Corporate Bonds & Notes	0	26,318	0	26,318
Sovereign Issues	0	8,977	0	8,977
Kenya
Sovereign Issues	0	20,539	0	20,539
Kuwait
Sovereign Issues	0	1,309	0	1,309
Luxembourg
Corporate Bonds & Notes	0	54,795	0	54,795
Malaysia
Corporate Bonds & Notes	0	28,400	0	28,400
Marshall Islands
Corporate Bonds & Notes	0	434	0	434
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	244,386	0	244,386
Sovereign Issues	0	87,738	0	87,738
Mongolia
Sovereign Issues	0	15,985	0	15,985
Morocco
Corporate Bonds & Notes	0	11,661	0	11,661
Sovereign Issues	0	43,007	0	43,007
Namibia
Sovereign Issues	0	2,421	0	2,421
Netherlands
Corporate Bonds & Notes	0	34,703	0	34,703
Nigeria
Loan Participations and Assignments	0	11,329	0	11,329
Sovereign Issues	0	103,424	0	103,424
Oman
Sovereign Issues	0	88,608	0	88,608
Pakistan
Corporate Bonds & Notes	0	1,532	0	1,532
Sovereign Issues	0	11,596	0	11,596
Panama
Corporate Bonds & Notes	0	17,066	0	17,066
Sovereign Issues	0	48,956	0	48,956
Paraguay
Sovereign Issues	0	16,202	0	16,202
Peru
Corporate Bonds & Notes	0	28,835	0	28,835
Sovereign Issues	0	34,091	0	34,091
Philippines
Corporate Bonds & Notes	0	6,033	0	6,033
Sovereign Issues	0	21,947	0	21,947
Qatar
Corporate Bonds & Notes	0	22,611	0	22,611
Sovereign Issues	0	21,492	0	21,492
Romania
Sovereign Issues	0	71,795	0	71,795
Russia
Corporate Bonds & Notes	0	4,185	0	4,185
Sovereign Issues	0	50,753	0	50,753
Rwanda
Sovereign Issues	0	2,632	0	2,632
Saudi Arabia
Corporate Bonds & Notes	0	32,689	0	32,689
Sovereign Issues	0	103,792	0	103,792
Senegal
Sovereign Issues	0	12,055	0	12,055
Serbia
Sovereign Issues	0	11,906	0	11,906
Singapore
Corporate Bonds & Notes	0	3,915	0	3,915
South Africa
Corporate Bonds & Notes	0	69,919	25,015	94,934
Loan Participations and Assignments	0	0	11,186	11,186
Sovereign Issues	0	74,540	0	74,540
South Korea
Corporate Bonds & Notes	0	13,538	0	13,538
Sri Lanka
Sovereign Issues	0	27,632	0	27,632
Supranational
Corporate Bonds & Notes	0	8,047	0	8,047
Sovereign Issues	0	443	0	443
Tanzania
Loan Participations and Assignments	0	14,741	910	15,651
Thailand
Corporate Bonds & Notes	0	15,665	0	15,665
Trinidad and Tobago
Corporate Bonds & Notes	0	212	0	212
Tunisia

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Sovereign Issues	0	1,112	0	1,112
Turkey
Corporate Bonds & Notes	0	6,149	0	6,149
Loan Participations and Assignments	0	0	15,812	15,812
Sovereign Issues	0	133,940	0	133,940
Ukraine
Sovereign Issues	0	107,237	0	107,237
United Arab Emirates
Corporate Bonds & Notes	0	25,240	0	25,240
Sovereign Issues	0	42,373	0	42,373
United Kingdom
Corporate Bonds & Notes	0	17,816	0	17,816
United States
Asset-Backed Securities	0	20,075	0	20,075
Corporate Bonds & Notes	0	32,296	0	32,296
Loan Participations and Assignments	0	0	6,661	6,661
Non-Agency Mortgage-Backed Securities	0	17,645	0	17,645
U.S. Government Agencies	0	14,802	0	14,802
U.S. Treasury Obligations	0	23,858	0	23,858
Uruguay
Sovereign Issues	0	10,392	0	10,392
Venezuela
Corporate Bonds & Notes	0	3,055	0	3,055
Sovereign Issues	0	4,599	0	4,599
Vietnam
Sovereign Issues	0	1,405	0	1,405
Virgin Islands (British)
Corporate Bonds & Notes	0	18,640	0	18,640
Zambia
Sovereign Issues	0	13,579	0	13,579
Short-Term Instruments
Zambia Treasury Bills	0	99	0	99
Repurchase Agreements	0	107,377	0	107,377
U.S. Treasury Bills	0	6,725	0	6,725

$2	$3,747,552	$72,946	$3,820,500
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$332,221	$0	$0	$332,221

Total Investments	$332,223	$3,747,552	$72,946	$4,152,721

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(48,320)	0	(48,320)
Sovereign Issues	0	(21,832)	0	(21,832)
U.S. Treasury Obligations	0	(33,722)	0	(33,722)

$0	$(102,734)	$0	$(102,734)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	116	655	0	771
Over the counter	0	8,217	0	8,217

$116	$8,872	$0	$8,988
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(53)	0	(53)
Over the counter	0	(12,932)	(56)	(12,988)

$0	$(12,985)	$(56)	$(13,041)

Total Financial Derivative Instruments	$116	$(4,113)	$(56)	$(4,053)

Totals	$332,339	$3,639,565	$72,890	$4,044,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021(2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$11,273	$0	$73	$0	$(374)	$0	$0	$10,971	$(374)
Cayman Islands
Asset-Backed Securities	776	0	(775)	0	0	(2)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	9,303	0	(6,672)	1	(507)	267	0	0	2,391	(60)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Jersey, Channel Islands
Asset-Backed Securities	522	0	(523)	(2)	3	0	0	0	0	0
Mexico	0	0	0	0	0	0	0	0	0	0
Nigeria
Loan Participations and Assignments	12,736	0	(1,411)	40	12	(48)	0	(11,329)	0	0
South Africa
Corporate Bonds & Notes	0	26,707	0	0	0	(1,692)	0	0	25,015	(1,692)
Loan Participations and Assignments	38,822	2,226	(30,460)	323	0	276	0	0	11,186	533
Tanzania
Loan Participations and Assignments	2,760	0	(1,829)	2	2	(26)	0	0	910	(13)
Turkey
Loan Participations and Assignments	0	16,528	0	2	0	(718)	0	0	15,812	(718)
United States
Loan Participations and Assignments	0	6,989	(303)	1	0	(25)	0	0	6,661	(25)
Short-Term Instruments
Short-Term Notes	318	0	(315)	2	(9)	4	0	0	0	0

	$65,237	$63,723	$(42,288)	$442	$(499)	$(2,338)	$0	$(11,329)	$72,946	$(2,349)
Financial Derivative Instruments – Liabilities
Over the counter	$0	$(85)	$0	$0	$0	$28	$0	$0	$(56)	$4

Totals	$65,237	$63,638	$(42,288)	$442	$(499)	$(2,310)	$0	$(11,329)	$72,890	$(2,345)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$10,971	Reference Instrument			Weighted Average		BRL	50.472	—
Ivory Coast
Loan Participations and Assignments		2,391	Third Party Vendor			Broker Quote			100.000	—
South Africa
Corporate Bonds & Notes		25,015	Other Valuation Techniques(3)			-			-	—
Loan Participations and Assignments		11,186	Reference Instrument			Yield			6.169	—
Tanzania
Loan Participations and Assignments		910	Proxy Pricing			Base Price			99.500	—
Turkey
Loan Participations and Assignments		15,812	Third Party Vendor			Broker Quote			98.500	—
United States
Loan Participations and Assignments		6,661	Proxy Pricing			Base Price			99.500	—
Financial Derivative Instruments - Liabilities
Over the counter		(56)	Indicative Market Quotation			Broker Quote			(4.608) - (0.440)	(4.281)

Total		$72,890

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4% ¤
ARGENTINA 0.4%
CORPORATE BONDS & NOTES 0.4%
MSU Energy S.A. 6.875% due 02/01/2025		$300	$238
Pampa Energia S.A. 7.375% due 07/21/2023		300	292
YPF S.A. 6.950% due 07/21/2027		200	131

			661

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		6	2
1.125% due 07/09/2035 þ		3	1

			3

Total Argentina (Cost $679)			664

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 7.500% due 06/15/2032		$200	216

Total Austria (Cost $185)			216

AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$834	960

Total Azerbaijan (Cost $935)			960

BERMUDA 0.4%
CORPORATE BONDS & NOTES 0.4%
Geopark Ltd. 5.500% due 01/17/2027		$700	675

Total Bermuda (Cost $696)			675

BRAZIL 5.2%
CORPORATE BONDS & NOTES 5.2%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,100	1,111
Braskem Netherlands Finance BV 4.500% due 01/10/2028		800	849
BRF S.A. 4.875% due 01/24/2030		1,100	1,116
CSN Inova Ventures 6.750% due 01/28/2028		1,500	1,581
Itau Unibanco Holding S.A. 3.250% due 01/24/2025		500	507
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (d)(e)		1,122	11
Oi Movel S.A. 8.750% due 07/30/2026		1,000	1,033
Petrobras Global Finance BV 6.625% due 01/16/2034	GBP	400	600
Suzano Austria GmbH 7.000% due 03/16/2047		$300	381
Vale Overseas Ltd.
3.750% due 07/08/2030		300	311
6.875% due 11/21/2036		1,000	1,330
6.875% due 11/10/2039		200	269

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Vale S.A. 2.762% due 12/29/2049 «~(e)	BRL	5,700	509

			9,608

		SHARES
WARRANTS 0.0%
OAS S.A. - Exp. 05/16/2039 (g)		131,712	2

Total Brazil (Cost $9,515)			9,610

CANADA 0.9%
COMMON STOCKS 0.1%
Frontera Energy Corp. (c)		16,190	132

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.8%
Canacol Energy Ltd. 5.750% due 11/24/2028		$600	598
First Quantum Minerals Ltd. 6.875% due 10/15/2027		800	862

			1,460

Total Canada (Cost $2,786)			1,592

CAYMAN ISLANDS 13.3%
CORPORATE BONDS & NOTES 13.3%
Arabian Centres Sukuk Ltd. 5.375% due 11/26/2024		$600	601
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026		500	477
Country Garden Holdings Co. Ltd. 7.250% due 04/08/2026		900	890
EMG SUKUK Ltd. 4.564% due 06/18/2024		300	318
Fab Sukuk Co. Ltd. 2.500% due 01/21/2025		1,400	1,446
Goodman HK Finance 3.000% due 07/22/2030		400	409
Health & Happiness H&H International Holdings Ltd. 5.625% due 10/24/2024		800	801
IHS Holding Ltd. 5.625% due 11/29/2026		700	709
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024		23	25
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		400	107
9.750% due 09/28/2023 ^(b)		1,000	263
MAF Sukuk Ltd. 4.638% due 05/14/2029		700	778
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		800	789
5.375% due 12/04/2029		600	583
5.625% due 07/17/2027		300	296
MGM China Holdings Ltd.
5.250% due 06/18/2025		200	199
5.375% due 05/15/2024		700	698
5.875% due 05/15/2026		200	201
New Metro Global Ltd. 6.800% due 08/05/2023		800	746
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (d)		2,121	15
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		268	264
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 (a)		162	7
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 (a)		1,089	53
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 (a)		626	26
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		800	669
QNB Finance Ltd.
2.625% due 05/12/2025		400	411
3.500% due 03/28/2024		1,800	1,888

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	800	806
Samba Funding Ltd.
2.750% due 10/02/2024	1,000	1,028
2.900% due 01/29/2027	600	624
Sands China Ltd.
2.850% due 03/08/2029	500	471
3.250% due 08/08/2031	400	376
4.375% due 06/18/2030	1,750	1,788
5.125% due 08/08/2025	600	630
SPARC EM SPC Panama Metro Line SP 0.000% due 12/05/2022 (d)	186	184
Sunac China Holdings Ltd. 6.500% due 01/10/2025	900	576
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	800	819
Tencent Holdings Ltd.
3.840% due 04/22/2051	200	211
3.940% due 04/22/2061	300	318
Tingyi Cayman Islands Holding Corp. 1.625% due 09/24/2025	400	396
Wynn Macau Ltd.
4.875% due 10/01/2024	800	753
5.500% due 01/15/2026	700	659
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031	800	785
Zhongsheng Group Holdings Ltd. 3.000% due 01/13/2026	400	401

Total Cayman Islands (Cost $27,723)		24,494

CHILE 1.8%
CORPORATE BONDS & NOTES 1.8%
Alfa Desarrollo SpA 4.550% due 09/27/2051	$800	791
Banco de Credito e Inversiones S.A. 3.500% due 10/12/2027	800	855
Banco Santander Chile 2.700% due 01/10/2025	1,400	1,431
Embotelladora Andina S.A. 3.950% due 01/21/2050	150	156
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	79	79

Total Chile (Cost $3,348)		3,312

CHINA 2.1%
CORPORATE BONDS & NOTES 2.1%
Amipeace Ltd. 2.250% due 10/22/2030	$650	639
China Construction Bank Corp. 2.450% due 06/24/2030 •	400	406
Contemporary Ruiding Development Ltd. 2.625% due 09/17/2030	400	400
Yango Justice International Ltd. 7.500% due 04/15/2024	400	96
Yunda Holding Investment Ltd. 2.250% due 08/19/2025	1,500	1,454
Zoomlion HK SPV Co. Ltd. 6.125% due 12/20/2022	800	821

Total China (Cost $4,183)		3,816

COLOMBIA 2.5%
CORPORATE BONDS & NOTES 2.1%
Banco Davivienda S.A. 6.650% due 04/22/2031 •(e)	$500	508
Ecopetrol S.A.
4.625% due 11/02/2031	500	487
5.875% due 05/28/2045	700	671
6.875% due 04/29/2030	1,700	1,901
7.375% due 09/18/2043	300	331

		3,898

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond 4.500% due 01/28/2026	700	734

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Colombia (Cost $4,988)			4,632

DOMINICAN REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Dominican Republic International Bond 5.875% due 01/30/2060		$400	385

Total Dominican Republic (Cost $378)			385

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG 3.547% due 09/18/2031 •		$700	738

Total Germany (Cost $701)			738

GUATEMALA 0.1%
CORPORATE BONDS & NOTES 0.1%
Industrial Senior Trust 5.500% due 11/01/2022		$200	204

Total Guatemala (Cost $202)			204

HONG KONG 3.0%
CORPORATE BONDS & NOTES 3.0%
AIA Group Ltd. 3.600% due 04/09/2029		$1,000	1,092
Fortune Star BVI Ltd. 4.350% due 05/06/2023	EUR	1,100	1,246
Huarong Finance Co. Ltd. 5.500% due 01/16/2025		$500	526
Lenovo Group Ltd. 5.875% due 04/24/2025		1,000	1,103
MTR Corp. Ltd. 1.625% due 08/19/2030		400	387
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		400	407
Yanlord Land HK Co. Ltd. 6.800% due 02/27/2024		800	810

Total Hong Kong (Cost $5,659)			5,571

INDIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$300	297
Adani Transmission Ltd. 4.250% due 05/21/2036		181	185
Bharti Airtel Ltd. 4.375% due 06/10/2025		500	533
JSW Steel Ltd. 5.050% due 04/05/2032		400	394
Muthoot Finance Ltd.
4.400% due 09/02/2023		400	409
6.125% due 10/31/2022		300	309
Periama Holdings LLC 5.950% due 04/19/2026		400	427
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	209
ReNew Power Synthetic 6.670% due 03/12/2024		200	208

Total India (Cost $2,913)			2,971

INDONESIA 2.3%
CORPORATE BONDS & NOTES 2.1%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$600	655
Bank Negara Indonesia Persero Tbk PT 3.750% due 03/30/2026		1,000	1,017
Cikarang Listrindo Tbk PT 4.950% due 09/14/2026		300	306
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039		359	409

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pertamina Persero PT 5.625% due 05/20/2043		300	355
Perusahaan Gas Negara Tbk PT 5.125% due 05/16/2024		200	217
PT Perusahaan Listrik Negara 3.375% due 02/05/2030		800	818

			3,777

SOVEREIGN ISSUES 0.2%
Indonesia Government International Bond 1.000% due 07/28/2029	EUR	400	449

Total Indonesia (Cost $4,275)			4,226

IRELAND 2.1%
CORPORATE BONDS & NOTES 2.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •		$1,700	1,707
Mobile Telesystems OJSC Via MTS International Funding DAC 5.000% due 05/30/2023		400	417
Novolipetsk Steel Via Steel Funding DAC 1.450% due 06/02/2026	EUR	900	1,019
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025		$800	797

Total Ireland (Cost $4,011)			3,940

ISLE OF MAN 0.8%
CORPORATE BONDS & NOTES 0.8%
Gohl Capital Ltd. 4.250% due 01/24/2027		$600	617
NE Property BV 1.875% due 10/09/2026	EUR	700	817

Total Isle of Man (Cost $1,427)			1,434

ISRAEL 4.4%
CORPORATE BONDS & NOTES 4.4%
Bank Hapoalim BM 3.255% due 01/21/2032 •(f)		$1,100	1,095
Bank Leumi Le-Israel BM 3.275% due 01/29/2031 •		1,369	1,374
Energean Israel Finance Ltd.
4.500% due 03/30/2024		300	302
4.875% due 03/30/2026		300	299
ICL Group Ltd. 6.375% due 05/31/2038		300	387
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		1,900	2,091
Leviathan Bond Ltd.
6.125% due 06/30/2025		500	530
6.500% due 06/30/2027		900	968
Mizrahi Tefahot Bank Ltd. 3.077% due 04/07/2031 •		1,000	996

Total Israel (Cost $8,077)			8,042

ITALY 0.5%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA 5.875% due 09/01/2031 •(e)(f)	EUR	300	391
UniCredit SpA 5.459% due 06/30/2035 •		$400	436

Total Italy (Cost $829)			827

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond 4.875% due 01/30/2032	EUR	800	879

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Ivory Coast (Cost $973)			879

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		$900	901

Total Kazakhstan (Cost $892)			901

LUXEMBOURG 4.9%
CORPORATE BONDS & NOTES 4.9%
Altice Financing S.A. 2.250% due 01/15/2025	EUR	800	891
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023		$1,700	1,824
Gazprom PJSC Via Gaz Capital S.A. 4.950% due 03/23/2027		400	434
Guara Norte SARL 5.198% due 06/15/2034		864	850
Petrorio Luxembourg SARL 6.125% due 06/09/2026		700	703
Sberbank of Russia Via SB Capital S.A. 5.250% due 05/23/2023 (f)		1,900	1,969
Severstal OAO Via Steel Capital S.A. 3.150% due 09/16/2024		1,000	1,023
Unigel Luxembourg S.A. 8.750% due 10/01/2026		1,000	1,061
Votorantim Cimentos S.A. 7.250% due 04/05/2041		200	261

Total Luxembourg (Cost $8,998)			9,016

MAURITIUS 1.8%
CORPORATE BONDS & NOTES 1.8%
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		$200	210
Greenko Dutch BV 3.850% due 03/29/2026		493	499
Greenko Power Ltd. 4.300% due 12/13/2028		300	306
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,000	1,022
India Green Energy Holdings 5.375% due 04/29/2024		800	824
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024		500	524

Total Mauritius (Cost $3,318)			3,385

MEXICO 5.3%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		172,487	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.3%
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$1,300	1,380
Banco Mercantil del Norte S.A.
5.875% due 01/24/2027 •(e)		400	399
6.625% due 01/24/2032 •(e)(f)		500	498
6.875% due 07/06/2022 •(e)		200	203
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		1,700	1,857
BBVA Bancomer S.A. 5.125% due 01/18/2033 •		1,200	1,233
Cibanco S.A. Ibm 4.962% due 07/18/2029		700	757
Fomento Economico Mexicano S.A.B. de C.V.
1.000% due 05/28/2033	EUR	200	220
4.375% due 05/10/2043		$800	941

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050		500	548
Metalsa S.A. de C.V. 3.750% due 05/04/2031		500	483
Petroleos Mexicanos
5.950% due 01/28/2031		300	292
6.500% due 06/02/2041		300	270
6.750% due 09/21/2047		400	356
Trust Fibra Uno 6.390% due 01/15/2050		300	351

			9,788

Total Mexico (Cost $10,915)			9,788

MOROCCO 1.0%
CORPORATE BONDS & NOTES 1.0%
OCP S.A.
5.125% due 06/23/2051		$800	758
6.875% due 04/25/2044		900	1,049

Total Morocco (Cost $1,925)			1,807

MULTINATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
ATP Tower Holdings LLC 4.050% due 04/27/2026		$400	399
Digicel International Finance Ltd. 8.750% due 05/25/2024		194	199

Total Multinational (Cost $589)			598

NETHERLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (a)		$575	315
IHS Netherlands Holdco BV 8.000% due 09/18/2027		400	425
Metinvest BV
5.625% due 06/17/2025	EUR	800	906
8.500% due 04/23/2026		$900	940
NGD Holdings BV 6.750% due 12/31/2026		221	203
Prosus NV
2.031% due 08/03/2032	EUR	200	226
3.061% due 07/13/2031		$800	781
3.832% due 02/08/2051		400	374

Total Netherlands (Cost $4,376)			4,170

NIGERIA 0.9%
CORPORATE BONDS & NOTES 0.4%
Access Bank PLC 6.125% due 09/21/2026		$500	500
SEPLAT Energy PLC 7.750% due 04/01/2026		300	300

			800

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Bank of Industry Ltd. 6.198% (LIBOR03M + 6.000%) due 12/14/2023 ~		711	714

SOVEREIGN ISSUES 0.1%
Nigeria Government International Bond 5.625% due 06/27/2022		100	101

Total Nigeria (Cost $1,618)			1,615

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
Aker BP ASA 3.750% due 01/15/2030		$400	424

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Norway (Cost $385)			424

OMAN 0.6%
SOVEREIGN ISSUES 0.6%
Oman Government International Bond
6.000% due 08/01/2029		$400	432
6.250% due 01/25/2031		400	438
6.750% due 10/28/2027		200	224

Total Oman (Cost $1,043)			1,094

PERU 1.8%
CORPORATE BONDS & NOTES 1.8%
Banco de Credito del Peru 2.700% due 01/11/2025		$800	816
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		800	818
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		550	537
InRetail Consumer 3.250% due 03/22/2028		800	793
Peru LNG SRL 5.375% due 03/22/2030		400	347

Total Peru (Cost $3,393)			3,311

QATAR 0.3%
CORPORATE BONDS & NOTES 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		$550	622

Total Qatar (Cost $632)			622

ROMANIA 0.3%
CORPORATE BONDS & NOTES 0.3%
RCS & RDS S.A.
2.500% due 02/05/2025	EUR	400	448
3.250% due 02/05/2028		100	112

Total Romania (Cost $548)			560

RUSSIA 1.5%
CORPORATE BONDS & NOTES 1.5%
ALROSA Finance S.A. 3.100% due 06/25/2027		$1,000	1,009
Lukoil Securities BV 3.875% due 05/06/2030		1,700	1,734

Total Russia (Cost $2,784)			2,743

SAUDI ARABIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$700	682
2.875% due 04/16/2024		1,400	1,447
4.250% due 04/16/2039		700	791

Total Saudi Arabia (Cost $2,903)			2,920

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 1.650% due 03/03/2033	EUR	200	212

Total Serbia (Cost $237)			212

SINGAPORE 1.8%
CORPORATE BONDS & NOTES 1.8%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$900	986
BOC Aviation Ltd. 1.750% due 01/21/2026		800	785

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •(f)		1,500	1,489

Total Singapore (Cost $3,172)			3,260

SOUTH AFRICA 5.8%
		SHARES
COMMON STOCKS 0.1%
Petra Diamonds Ltd. (c)		218,666	219

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.1%
Absa Group Ltd. 6.375% due 05/27/2026 •(e)		$800	817
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		400	396
3.750% due 10/01/2030		500	504
6.500% due 04/15/2040		600	731
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	18,200	1,140
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		$1,300	1,344
Sasol Financing USA LLC
5.875% due 03/27/2024		1,400	1,463
6.500% due 09/27/2028		1,000	1,085

			7,480

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Sasol Ltd. 0.603% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		857	829

SOVEREIGN ISSUES 1.1%
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	29,800	2,071

Total South Africa (Cost $10,947)			10,599

SOUTH KOREA 1.7%
CORPORATE BONDS & NOTES 1.7%
Kookmin Bank 2.500% due 11/04/2030		$400	393
LG Chem Ltd. 3.625% due 04/15/2029		900	984
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026		700	749
Woori Bank
4.750% due 04/30/2024		600	644
5.125% due 08/06/2028		300	350

Total South Korea (Cost $3,056)			3,120

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
Africa Finance Corp.
3.875% due 04/13/2024		$400	420
4.375% due 04/17/2026		200	216
African Export-Import Bank 3.994% due 09/21/2029		300	312

Total Supranational (Cost $923)			948

TURKEY 3.0%
CORPORATE BONDS & NOTES 2.6%
Akbank T.A.S. 6.800% due 02/06/2026		$700	679
QNB Finansbank A/S
4.875% due 05/19/2022		500	501
6.875% due 09/07/2024		1,400	1,428
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		396	367

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Turkiye Garanti Bankasi A/S 5.875% due 03/16/2023		600	602
Turkiye Sise ve Cam Fabrikalari A/S 6.950% due 03/14/2026		900	921
Yapi ve Kredi Bankasi A/S 5.750% due 02/24/2022		300	301

			4,799

SOVEREIGN ISSUES 0.4%
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		700	713

Total Turkey (Cost $5,506)			5,512

UKRAINE 0.4%
CORPORATE BONDS & NOTES 0.1%
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/2025		$200	202

SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond 1.258% due 05/31/2040 ~		500	457

Total Ukraine (Cost $525)			659

UNITED ARAB EMIRATES 1.2%
CORPORATE BONDS & NOTES 1.2%
Abu Dhabi National Energy Co. PJSC 2.000% due 04/29/2028		$800	793
Kuwait Projects Co. SPC Ltd.
4.229% due 10/29/2026		400	378
4.500% due 02/23/2027		800	756
Oztel Holdings SPC Ltd. 6.625% due 04/24/2028		300	327

Total United Arab Emirates (Cost $2,326)			2,254

UNITED KINGDOM 3.7%
CORPORATE BONDS & NOTES 3.7%
Antofagasta PLC 2.375% due 10/14/2030		$200	190
Barclays PLC 8.000% due 06/15/2024 •(e)(f)		300	332
Fresnillo PLC 4.250% due 10/02/2050		700	735
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	223
2.950% due 01/27/2029		$900	862
3.000% due 06/29/2027		800	787
HSBC Holdings PLC 4.600% due 12/17/2030 •(e)(f)		200	200
Jaguar Land Rover Automotive PLC 6.875% due 11/15/2026	EUR	500	647
Natwest Group PLC 5.125% due 05/12/2027 •(e)(f)	GBP	200	285
Rolls-Royce PLC 5.750% due 10/15/2027		600	905
Tullow Oil PLC 10.250% due 05/15/2026		$1,200	1,214
Vedanta Resources Finance PLC 8.950% due 03/11/2025		500	488

Total United Kingdom (Cost $6,785)			6,868

UNITED STATES 10.6%
ASSET-BACKED SECURITIES 0.6%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		$258	176
Countrywide Asset-Backed Certificates 0.322% due 09/25/2037 ^•		26	27
JP Morgan Mortgage Acquisition Corp. 1.077% due 12/25/2035 •		700	694

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NovaStar Mortgage Funding Trust 0.302% due 09/25/2037 •		130	128

			1,025

CORPORATE BONDS & NOTES 4.4%
BOC Aviation USA Corp. 1.625% due 04/29/2024		800	799
Coty, Inc. 3.875% due 04/15/2026	EUR	400	466
Hikma Finance USA LLC 3.250% due 07/09/2025		$700	720
Invepar Holdings LLC 1.000% due 12/31/2049 (g)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		900	875
NBM U.S. Holdings, Inc. 7.000% due 05/14/2026		400	420
Organon & Co.
2.875% due 04/30/2028	EUR	100	115
4.125% due 04/30/2028		$200	204
Rio Oil Finance Trust
8.200% due 04/06/2028		2,227	2,530
9.750% due 01/06/2027		874	1,005
Stillwater Mining Co. 4.000% due 11/16/2026		900	885

			8,019

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.332% due 10/25/2035 •		407	408
Citigroup Mortgage Loan Trust 3.029% due 08/25/2036 ~		231	222

			630

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
1.375% due 11/15/2040		1,800	1,641
U.S. Treasury Notes
1.875% due 01/31/2022		6,500	6,509
2.125% due 12/31/2022		1,600	1,626

			9,776

Total United States (Cost $19,298)			19,450

VIRGIN ISLANDS (BRITISH) 2.1%
CORPORATE BONDS & NOTES 2.1%
Champion Path Holdings Ltd. 4.500% due 01/27/2026		$1,000	958
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		1,000	1,152
NWD MTN Ltd. 4.375% due 11/30/2022		200	204
OAS Restructuring Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035 (a)(g)	BRL	356	3
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$671	736
Studio City Finance Ltd. 5.000% due 01/15/2029		800	717

Total Virgin Islands (British) (Cost $3,882)			3,770

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (h) 0.1%			270

Total Short-Term Instruments (Cost $270)			270

Total Investments in Securities (Cost $185,729)			179,064

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		33,978	330

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $329)	330

Total Investments in Affiliates (Cost $329)	330

Total Investments 97.6% (Cost $186,058)	$179,394
Financial Derivative Instruments (i)(j) 0.0%(Cost or Premiums, net $(177))	2
Other Assets and Liabilities, net 2.4%	4,337

Net Assets 100.0%	$183,733

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
µ								All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Payment in-kind security.
(b)								Security is not accruing income as of the date of this report.
(c)								Security did not produce income within the last twelve months.
(d)								Zero coupon security.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)								Contingent convertible security.
(g)								RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC1.000% due 12/31/2049						11/16/2018	$0	$0	0.00%
OAS Restructuring Ltd. (0.250% Cash and 4.750% PIK)5.000% due 03/31/2035						04/30/2019	14	3	0.00
OAS S.A. - Exp. 05/16/2039						04/30/2019	0	2	0.00

							$14	$5	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$270		U.S. Treasury Notes 1.250% due 03/31/2028	$(275)	$270	$270

Total Repurchase Agreements							$(275)	$270	$270

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,335) at a weighted average interest rate of (0.273%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2022	29	$3,508	$0	$2	$0
U.S. Treasury 10-Year Note March Futures				03/2022	95	12,395	64	6	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	9	1,774	25	14	0

							$89	$22	$0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	26	$(3,807)	$(54)	$0	$(7)

Total Futures Contracts	$35	$22	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	3.521%	EUR	300	$19	$2	$21	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$2,500	$(89)	$(11)	$(100)	$1	$0
iTraxx Asia Ex-Japan 36 5-Year Index	1.000	Quarterly	12/20/2026	1,300	8	6	14	0	0

$(81)	$(5)	$(86)	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	06/21/2047	$300	$(1)	$1	$0	$0	$(1)

Total Swap Agreements	$(63)	$(2)	$(65)	$1	$(1)

Cash of $900 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	GBP	1,267	$1,705	$0	$(10)
BPS	05/2022	ZAR	5,237	331	9	0
08/2022	21,297	1,334	37	0
11/2022	5,748	356	10	0
BRC	11/2022	4,169	260	9	0
CBK	01/2022	$119	EUR	105	0	0
04/2022	104	ZAR	1,668	0	(1)
GLM	01/2022	120	EUR	106	0	0
04/2022	ZAR	9,452	$616	32	0
10/2022	9,570	607	29	0
JPM	03/2022	$80	HKD	623	0	0
MYI	01/2022	BRL	910	$163	0	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

01/2022	EUR	39	44	0	0
01/2022	$159	BRL	910	4	0
02/2022	BRL	910	$158	0	(4)
SCX	01/2022	EUR	8,364	9,428	0	(94)
02/2022	8,192	9,321	0	(11)
SSB	01/2022	BRL	910	162	0	(2)

Total Forward Foreign Currency Contracts	$130	$(122)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	300	$0	$0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	500	(1)	0
BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,200	(7)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	250	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	250	(2)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	300	(2)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	300	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	900	(1)	(1)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	400	(2)	0
JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	300	(1)	0

Total Written Options	$(19)	$(2)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2024	1.246%	$1,500	$24	$(15)	$9	$0
Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.328	750	12	(22)	0	(10)
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2024	1.246	1,500	21	(13)	8	0
MYC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2024	0.483	750	(1)	(11)	0	(12)

$56	$(61)	$17	$(22)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Baidu, Inc.	1.000%	Quarterly	06/20/2026	0.803%	$500	$5	$0	$5	$0
BRC	America Movil S.A.B. de C.V.	1.000	Quarterly	12/20/2025	0.572	800	(20)	34	14	0
QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.544	300	2	0	2	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.896	850	(13)	(19)	0	(32)
Fibra Uno Trust	1.000	Quarterly	06/20/2022	0.44	100	(1)	1	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812	50	0	0	0	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	3,000	(96)	101	5	0
JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2022	2.350	200	(1)	0	0	(1)
State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.623	800	(28)	3	0	(25)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	300	1	0	1	0

$(151)	$120	$27	$(58)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	3-Month CNY-CNREPOFIX	2.493%	Quarterly	06/17/2025	CNY	900	$0	$1	$1	$0
NGF	Pay	3-Month CNY-CNREPOFIX	2.458	Quarterly	06/17/2025	20,300	0	16	16	0

$0	$17	$17	$0

Total Swap Agreements	$(95)	$76	$61	$(80)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$661	$0	$661
Sovereign Issues	0	3	0	3
Austria
Corporate Bonds & Notes	0	216	0	216
Azerbaijan
Corporate Bonds & Notes	0	960	0	960
Bermuda
Corporate Bonds & Notes	0	675	0	675
Brazil
Corporate Bonds & Notes	0	9,099	509	9,608
Warrants	0	0	2	2
Canada
Common Stocks	132	0	0	132
Corporate Bonds & Notes	0	1,460	0	1,460
Cayman Islands
Corporate Bonds & Notes	0	24,494	0	24,494
Chile
Corporate Bonds & Notes	0	3,312	0	3,312
China
Corporate Bonds & Notes	0	3,816	0	3,816
Colombia
Corporate Bonds & Notes	0	3,898	0	3,898
Sovereign Issues	0	734	0	734
Dominican Republic
Sovereign Issues	0	385	0	385
Germany
Corporate Bonds & Notes	0	738	0	738
Guatemala
Corporate Bonds & Notes	0	204	0	204
Hong Kong
Corporate Bonds & Notes	0	5,571	0	5,571
India
Corporate Bonds & Notes	0	2,971	0	2,971
Indonesia
Corporate Bonds & Notes	0	3,777	0	3,777
Sovereign Issues	0	449	0	449
Ireland
Corporate Bonds & Notes	0	3,940	0	3,940
Isle of Man
Corporate Bonds & Notes	0	1,434	0	1,434
Israel
Corporate Bonds & Notes	0	8,042	0	8,042
Italy
Corporate Bonds & Notes	0	827	0	827
Ivory Coast
Sovereign Issues	0	879	0	879
Kazakhstan
Corporate Bonds & Notes	0	901	0	901
Luxembourg
Corporate Bonds & Notes	0	9,016	0	9,016
Mauritius
Corporate Bonds & Notes	0	3,385	0	3,385
Mexico
Corporate Bonds & Notes	0	9,788	0	9,788

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Morocco
Corporate Bonds & Notes	0	1,807	0	1,807
Multinational
Corporate Bonds & Notes	0	598	0	598
Netherlands
Corporate Bonds & Notes	0	4,170	0	4,170
Nigeria
Corporate Bonds & Notes	0	800	0	800
Loan Participations and Assignments	0	714	0	714
Sovereign Issues	0	101	0	101
Norway
Corporate Bonds & Notes	0	424	0	424
Oman
Sovereign Issues	0	1,094	0	1,094
Peru
Corporate Bonds & Notes	0	3,311	0	3,311
Qatar
Corporate Bonds & Notes	0	622	0	622
Romania
Corporate Bonds & Notes	0	560	0	560
Russia
Corporate Bonds & Notes	0	2,743	0	2,743
Saudi Arabia
Corporate Bonds & Notes	0	2,920	0	2,920
Serbia
Sovereign Issues	0	212	0	212
Singapore
Corporate Bonds & Notes	0	3,260	0	3,260
South Africa
Common Stocks	219	0	0	219
Corporate Bonds & Notes	0	6,340	1,140	7,480
Loan Participations and Assignments	0	0	829	829
Sovereign Issues	0	2,071	0	2,071
South Korea
Corporate Bonds & Notes	0	3,120	0	3,120
Supranational
Corporate Bonds & Notes	0	948	0	948
Turkey
Corporate Bonds & Notes	0	4,799	0	4,799
Sovereign Issues	0	713	0	713
Ukraine
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	457	0	457
United Arab Emirates
Corporate Bonds & Notes	0	2,254	0	2,254
United Kingdom
Corporate Bonds & Notes	0	6,868	0	6,868
United States
Asset-Backed Securities	0	1,025	0	1,025
Corporate Bonds & Notes	0	8,019	0	8,019
Non-Agency Mortgage-Backed Securities	0	630	0	630
U.S. Treasury Obligations	0	9,776	0	9,776
Virgin Islands (British)
Corporate Bonds & Notes	0	3,767	3	3,770
Short-Term Instruments
Repurchase Agreements	0	270	0	270

	$351	$176,230	$2,483	$179,064
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$330	$0	$0	$330

Total Investments	$681	$176,230	$2,483	$179,394

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	23	0	23
Over the counter	0	191	0	191

	$0	$214	$0	$214
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(204)	0	(204)

	$0	$(212)	$0	$(212)

Total Financial Derivative Instruments	$0	$2	$0	$2

Totals	$681	$176,232	$2,483	$179,396

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlement	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$529	$0	$4	$0	$(24)	$0	$0	$509	$(24)
Warrants	2	0	0	0	0	0	0	0	2	0
Nigeria
Loan Participations and Assignments	802	0	(89)	2	1	(3)	0	(714)	0	0
South Africa
Corporate Bonds & Notes	0	1,217	0	0	0	(77)	0	0	1,140	(77)
Loan Participations and Assignments	932	165	(308)	27	0	13	0	0	829	39
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	0	0	0	0	0	3	0

Totals	$1,739	$1,911	$(397)	$33	$1	$(91)	$0	$(714)	$2,483	$(62)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$509	Reference Instrument			Weighted Average		BRL	50.472	—
Warrants		2	Other Valuation Techniques(2)			—			—	—
South Africa
Corporate Bonds & Notes		1,140	Other Valuation Techniques(2)			—			—	—
Loan Participations and Assignments		829	Reference Instrument			Yield			6.169	—
Virgin Islands (British)
Corporate Bonds & Notes		3	Proxy Pricing			Base Price			5.078	—

Total		$2,483

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.3% ¤
ARGENTINA 1.0%
SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$8,456	$2,809
1.000% due 07/09/2029		217	79
1.125% due 07/09/2035 þ		6,899	2,154
2.500% due 07/09/2041 þ		420	150
15.500% due 10/17/2026	ARS	144,420	283
34.191% (BADLARPP) due 10/04/2022 ~		25,153	58
Argentina Treasury Bond BONCER
1.400% due 03/25/2023		106	1
1.450% due 08/13/2023		7,800	66
Autonomous City of Buenos Aires 37.958% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	467

Total Argentina (Cost $9,979)			6,067

AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 0.954% due 12/05/2059 •		$384	385

Total Australia (Cost $384)			385

BRAZIL 13.8%
CORPORATE BONDS & NOTES 0.7%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,200	1,212
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		280	292
Oi S.A. 5.358% (BZDIOVRA) due 02/25/2035 ~	BRL	1,010	751
Petrobras Global Finance BV 5.999% due 01/27/2028		$100	109
Vale S.A. 2.762% due 12/29/2049 «~(f)	BRL	20,200	1,805

			4,169

SOVEREIGN ISSUES 13.1%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (d)		107,200	18,789
0.000% due 07/01/2022 (d)		182,300	31,061
0.000% due 10/01/2022 (d)		162,320	26,819

			76,669

Total Brazil (Cost $85,290)			80,838

CAYMAN ISLANDS 1.4%
ASSET-BACKED SECURITIES 0.9%
Anchorage Capital CLO Ltd. 1.174% due 07/15/2030 •		$2,450	2,450
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		474	474
MidOcean Credit CLO 1.229% due 01/29/2030 •		2,450	2,449

			5,373

CORPORATE BONDS & NOTES 0.5%
Alpha Star Holding Ltd. 6.625% due 04/18/2023		300	306
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		500	134
9.750% due 09/28/2023 ^(b)		1,000	263

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

10.500% due 01/15/2025		1,200	318
10.875% due 07/23/2023 ^(b)		300	79
11.700% due 11/11/2025 ^(b)		1,100	288
MGM China Holdings Ltd. 5.250% due 06/18/2025		200	199
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		100	107
Ronshine China Holdings Ltd. 10.500% due 03/01/2022		1,700	1,096
Sunac China Holdings Ltd. 8.350% due 04/19/2023		500	332

			3,122

Total Cayman Islands (Cost $10,587)			8,495

CHILE 2.8%
SOVEREIGN ISSUES 2.8%
Bonos de la Tesoreria de la Republica en pesos
2.500% due 03/01/2025	CLP	6,810,000	7,314
4.500% due 03/01/2026		1,220,000	1,378
4.700% due 09/01/2030		2,470,000	2,724
5.000% due 10/01/2028		4,060,000	4,656
5.000% due 03/01/2035		145,000	160
6.000% due 01/01/2043		130,000	156

Total Chile (Cost $17,226)			16,388

CHINA 2.8%
SOVEREIGN ISSUES 2.8%
China Development Bank 1.860% due 04/09/2023	CNY	104,700	16,325

Total China (Cost $16,064)			16,325

COLOMBIA 5.3%
CORPORATE BONDS & NOTES 0.8%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	10,460,000	2,533
8.375% due 11/08/2027		10,308,000	2,347

			4,880

SOVEREIGN ISSUES 4.5%
Bogota Distrito Capital 9.750% due 07/26/2028		60,000	16
Colombian TES
5.750% due 11/03/2027		93,666,500	20,824
6.250% due 11/26/2025		22,517,900	5,332
Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		248,000	61

			26,233

Total Colombia (Cost $37,736)			31,113

DENMARK 1.8%
CORPORATE BONDS & NOTES 1.8%
Jyske Realkredit A/S 1.500% due 10/01/2053	DKK	4,240	630
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1,030	151
1.500% due 10/01/2053		2,170	322
Nykredit Realkredit A/S
1.000% due 10/01/2050		11,800	1,724
1.000% due 10/01/2053		390	55
1.500% due 10/01/2053		38,800	5,793
Realkredit Danmark A/S
1.000% due 10/01/2050		5,320	776
1.500% due 10/01/2053		6,710	1,004

Total Denmark (Cost $10,620)			10,455

DOMINICAN REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Dominican Republic International Bond 9.750% due 06/05/2026	DOP	25,700	498

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Total Dominican Republic (Cost $500)			498

EGYPT 1.1%
SOVEREIGN ISSUES 1.1%
Egypt Government International Bond
6.125% due 01/31/2022		$2,100	2,111
14.369% due 10/20/2025	EGP	67,100	4,276

Total Egypt (Cost $6,377)			6,387

INDIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Periama Holdings LLC 5.950% due 04/19/2026		$1,200	1,281
Shriram Transport Finance Co. Ltd.
5.700% due 02/27/2022		1,900	1,909
5.950% due 10/24/2022		1,300	1,322

Total India (Cost $4,507)			4,512

INDONESIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Perusahaan Penerbit SBSN Indonesia 3.400% due 03/29/2022		$2,000	2,015

Total Indonesia (Cost $1,997)			2,015

IRELAND 2.0%
ASSET-BACKED SECURITIES 0.3%
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	1,450	1,645

CORPORATE BONDS & NOTES 1.7%
Alfa Bank AO Via Alfa Bond Issuance PLC 9.350% due 08/06/2022	RUB	653,000	8,685
Rosneft Oil Co Via Rosneft International Finance DAC 4.199% due 03/06/2022		$1,400	1,405

			10,090

Total Ireland (Cost $12,180)			11,735

ISRAEL 10.3%
CORPORATE BONDS & NOTES 0.3%
Leviathan Bond Ltd. 6.125% due 06/30/2025		$1,400	1,483

SOVEREIGN ISSUES 10.0%
Israel Government International Bond
0.750% due 07/31/2022	ILS	25,200	8,140
1.250% due 11/30/2022		47,300	15,383
5.500% due 01/31/2022		108,900	35,172

			58,695

Total Israel (Cost $57,812)			60,178

IVORY COAST 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	1,900	2,163

Total Ivory Coast (Cost $2,246)			2,163

KAZAKHSTAN 1.2%
CORPORATE BONDS & NOTES 1.2%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,125,750	7,011

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Total Kazakhstan (Cost $9,531)			7,011

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(a)(b)		$1,602	501
Sberbank of Russia Via SB Capital S.A. 5.250% due 05/23/2023 (g)		1,400	1,451

Total Luxembourg (Cost $2,443)			1,952

MALAYSIA 1.1%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd. 3.125% due 03/18/2022		$2,900	2,913

SOVEREIGN ISSUES 0.6%
Malaysia Government Investment Issue 3.729% due 03/31/2022	MYR	14,800	3,569

Total Malaysia (Cost $6,489)			6,482

MAURITIUS 0.5%
CORPORATE BONDS & NOTES 0.5%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$2,850	3,038

Total Mauritius (Cost $2,870)			3,038

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	4,500	221
8.500% due 05/31/2029		3,900	201

Total Mexico (Cost $443)			422

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond 5.625% due 05/01/2023		$833	859

Total Mongolia (Cost $842)			859

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.6%
Prosus NV 3.680% due 01/21/2030		$1,600	1,648
Republic of Angola Via Avenir BV
4.771% (US0006M + 4.500%) due 12/07/2023 ~		720	725
7.854% (US0006M + 7.500%) due 07/01/2023 ~		1,345	1,355

			3,728

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Sigma Bidco B.V. 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	1,600	369

Total Netherlands (Cost $4,039)			4,097

NIGERIA 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Ltd. 6.198% (LIBOR03M + 6.000%) due 12/14/2023 ~		$2,756	2,765

SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond 5.625% due 06/27/2022		1,200	1,215

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Total Nigeria (Cost $3,950)			3,980

PERU 2.1%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,180	3,478

SOVEREIGN ISSUES 1.5%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		9,600	2,486
Peru Government International Bond
5.940% due 02/12/2029		800	206
6.150% due 08/12/2032		1,500	378
6.350% due 08/12/2028		13,500	3,565
6.950% due 08/12/2031		6,200	1,671
8.200% due 08/12/2026		700	201

			8,507

Total Peru (Cost $13,269)			11,985

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.650% due 04/10/2030	RUB	60,400	777

Total Russia (Cost $976)			777

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 2.750% due 09/18/2022		$1,400	1,412
TML Holdings Pte Ltd. 5.500% due 06/03/2024		1,200	1,251

Total Singapore (Cost $2,642)			2,663

SOUTH AFRICA 5.5%
CORPORATE BONDS & NOTES 1.3%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	56,800	3,557
Eskom Holdings SOC Ltd.
6.750% due 08/06/2023		$1,200	1,235
7.850% due 04/02/2026	ZAR	37,000	2,247
Transnet SOC Ltd. 4.000% due 07/26/2022		$700	699

			7,738

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Sasol Ltd. 0.603% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ(a)		2,656	2,569

SOVEREIGN ISSUES 3.8%
South Africa Government International Bond
6.500% due 02/28/2041	ZAR	20,200	845
10.500% due 12/21/2026		311,200	21,631

			22,476

Total South Africa (Cost $34,596)			32,783

SPAIN 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(g)	EUR	200	242

Total Spain (Cost $236)			242

SWEDEN 0.0%
CORPORATE BONDS & NOTES 0.0%
Swedbank AB 6.000% due 03/17/2022 •(f)(g)		$200	202

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Total Sweden (Cost $202)			202

TURKEY 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Socar Turkey Enerji A.S. 2.845% (EUR003M + 3.450%) due 08/11/2026 «~	EUR	2,500	2,804

Total Turkey (Cost $2,931)			2,804

UKRAINE 1.4%
SOVEREIGN ISSUES 1.4%
Ukraine Government International Bond
7.750% due 09/01/2022		$6,500	6,458
11.750% due 06/15/2022	UAH	19,200	706
17.000% due 05/11/2022		25,800	965

Total Ukraine (Cost $8,158)			8,129

UNITED KINGDOM 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (d)	GBP	0	524

Total United Kingdom (Cost $1,581)			524

UNITED STATES 6.5%
ASSET-BACKED SECURITIES 3.2%
Bear Stearns Asset-Backed Securities Trust 2.691% due 07/25/2036 ~		$46	46
Citigroup Mortgage Loan Trust 0.162% due 07/25/2045 •		86	73
Countrywide Asset-Backed Certificates 0.292% due 11/25/2037 •		1,472	1,428
Countrywide Asset-Backed Certificates Trust 0.252% due 03/25/2047 ^•		179	177
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		27	22
Fremont Home Loan Trust 0.252% due 10/25/2036 •		3,130	1,807
GE-WMC Mortgage Securities Trust 0.182% due 08/25/2036 •		25	14
GSAMP Trust 0.172% due 12/25/2036 •		90	58
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		35	13
Humboldt Americas LLC 0.000% due 07/31/2022 «•	COP	34,000,000	7,481
JP Morgan Mortgage Acquisition Corp. 0.612% due 02/25/2036 ^•		$534	532
MASTR Asset-Backed Securities Trust 0.152% due 01/25/2037 •		182	69
Morgan Stanley ABS Capital, Inc. Trust 0.867% due 01/25/2035 •		185	183
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 ^þ		1,107	390
RAAC Trust 0.803% due 02/25/2046 •		4,287	4,248
Residential Asset Securities Corp. Trust 1.062% due 08/25/2035 •		318	317
Securitized Asset-Backed Receivables LLC Trust 0.222% due 12/25/2036 ^•		256	84
WaMu Asset-Backed Certificates WaMu Trust 0.342% due 05/25/2037 •		1,642	1,551

			18,493

CORPORATE BONDS & NOTES 1.5%
Aviation Capital Group LLC 3.875% due 05/01/2023		200	206
DAE Funding LLC 1.625% due 02/15/2024		1,600	1,572
Ford Motor Credit Co. LLC 1.221% (US0003M + 1.080%) due 08/03/2022 ~		400	401
General Motors Financial Co., Inc. 1.123% (US0003M + 0.990%) due 01/05/2023 ~		100	100
Nissan Motor Acceptance Co. LLC
1.012% (US0003M + 0.890%) due 01/13/2022 ~		5,700	5,701

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

2.650% due 07/13/2022		100	101
Rio Oil Finance Trust 9.250% due 07/06/2024		517	557

			8,638

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Mortgage Trust 2.449% due 07/25/2034 ~		46	47
CitiMortgage Alternative Loan Trust 0.753% due 10/25/2036 •		936	775
Countrywide Alternative Loan Trust
0.452% due 05/25/2036 ^•		1,324	632
0.662% due 12/25/2035 •		43	43
2.584% due 10/25/2035 ^~		16	14
Countrywide Home Loan Mortgage Pass-Through Trust
0.642% due 04/25/2046 •		387	133
2.979% due 02/20/2036 ^~		37	31
Credit Suisse Mortgage Capital Trust 2.973% due 12/26/2059 ~		836	838
GSMPS Mortgage Loan Trust 0.452% due 01/25/2036 •		190	160
HarborView Mortgage Loan Trust 2.082% due 10/19/2035 •		277	192
IndyMac INDX Mortgage Loan Trust 0.742% due 07/25/2045 •		214	190
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		2,945	2,952
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		348	354
Mortgage Equity Conversion Asset Trust 0.780% due 05/25/2042 •		1,009	977
New York Mortgage Trust 0.642% due 04/25/2035 •		2,201	2,255
Structured Asset Mortgage Investments Trust 0.504% due 04/19/2035 •		569	554
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		152	155
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 05/25/2034 •		207	186
2.833% due 03/25/2037 ~		72	71

			10,559

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
1.283% due 06/01/2043 •		65	67
1.284% due 07/01/2044 •		19	19
1.522% due 11/01/2035 •		13	13
1.663% due 09/01/2035 •		45	46
2.162% due 11/01/2035 •		14	14
Freddie Mac
0.383% due 09/25/2031 •		60	59
1.981% due 08/01/2035 •		1	1

			219

Total United States (Cost $41,414)			37,909

ZAMBIA 0.8%
SOVEREIGN ISSUES 0.8%
Zambia Government International Bond
12.000% due 03/22/2028	ZMW	7,800	342
13.000% due 01/25/2031		120,200	4,580

Total Zambia (Cost $3,398)			4,922

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (h) 0.1%			453

SHORT-TERM NOTES 0.2%
Monetary Authority of Singapore Bill 0.796% due 01/21/2022 (d)	SGD	1,400	1,039

ARGENTINA TREASURY BILLS 0.0%
42.739% due 04/29/2022 (d)(e)	ARS	31,260	137

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. TREASURY BILLS 5.4%
0.058% due 02/17/2022 - 03/24/2022 (c)(d)(j)(l)		$31,815	31,812

U.S. TREASURY CASH MANAGEMENT BILLS 0.4%
0.101% due 04/26/2022 (d)(e)		2,100	2,100

ZAMBIA TREASURY BILLS 0.0%
25.000% due 08/29/2022 (d)(e)	ZMW	700	40

Total Short-Term Instruments (Cost $35,563)			35,581

Total Investments in Securities (Cost $449,078)			423,916

		SHARES
INVESTMENTS IN AFFILIATES 26.2%
SHORT-TERM INSTRUMENTS 26.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.2%
PIMCO Short Asset Portfolio		2,171,696	21,660
PIMCO Short-Term Floating NAV Portfolio III		13,598,875	132,154

Total Short-Term Instruments (Cost $155,800)			153,814

Total Investments in Affiliates (Cost $155,800)			153,814

Total Investments 98.5% (Cost $604,878)			$577,730
Financial Derivative Instruments (i)(k) 3.4%(Cost or Premiums, net $3,283)			20,199
Other Assets and Liabilities, net (1.9)%			(11,248)

Net Assets 100.0%			$586,681

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$453	U.S. Treasury Notes 1.250% due 03/31/2028	$(462)	$453	$453

Total Repurchase Agreements	$(462)	$453	$453

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.974%	$100	$(1)	$1	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299	100	(4)	6	2	0	0

$(5)	$7	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 36 5-Year Index	1.000%	Quarterly	12/20/2026	$400	$2	$2	$4	$0	$0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	0.935%	Annual	11/23/2023		$57,800	$(16)	$69	$53	$6	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.110	Annual	12/12/2023		57,500	0	(30)	(30)	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		54,100	598	11	609	0	(30)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		12,400	(149)	(24)	(173)	0	(1)
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022	BRL	166,400	(86)	(152)	(238)	0	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		166,200	2,916	(551)	2,365	1	0
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023		235,300	(1,636)	2,911	1,275	3	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		109,900	(2)	(563)	(565)	0	(1)
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		65,200	(115)	(121)	(236)	0	(1)
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023		156,000	22	(1,228)	(1,206)	0	(2)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		36,400	300	(205)	95	0	0
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		62,300	0	375	375	1	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		79,500	0	465	465	1	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		8,500	77	55	132	0	0
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		20,500	0	(182)	(182)	0	(1)
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		27,100	0	(202)	(202)	0	(1)
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024		13,700	12	(35)	(23)	0	(1)
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		1,400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		5,600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		900	0	0	0	0	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,700	0	1	1	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		5,300	0	3	3	0	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		1,300	0	1	1	0	0
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024		8,200	0	36	36	0	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		75,900	(281)	(1,147)	(1,428)	0	(17)
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	427	427	5	0
Receive	1-Year BRL-CDI	6.450	Maturity	01/04/2027		46,100	0	750	750	10	0
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		28,200	(123)	541	418	6	0
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		36,300	0	565	565	8	0
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027		30,700	(275)	609	334	7	0
Pay	1-Year BRL-CDI	7.300	Maturity	01/04/2027		58,900	0	(748)	(748)	0	(13)
Receive	1-Year BRL-CDI	8.325	Maturity	01/04/2027		8,500	0	86	86	2	0
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		8,200	0	(83)	(83)	0	(2)
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		19,200	5	(188)	(183)	0	(4)
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	165	(49)	4	0
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		8,600	114	(67)	47	0	(2)
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		2,700	0	(36)	(36)	1	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		2,300	0	(3)	(3)	0	(1)
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		700	34	(16)	18	0	0
Pay	3-Month COP-IBR Compounded-OIS	2.380	Quarterly	05/04/2022	COP	100,000,000	0	(117)	(117)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	2.390	Quarterly	05/04/2022		297,200,000	23	(367)	(344)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.390	Quarterly	05/04/2022		54,957,300	0	(73)	(73)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	2.148	Quarterly	09/25/2022		208,891,600	(824)	(122)	(946)	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	4.290	Quarterly	10/10/2022		16,725,500	0	(4)	(4)	0	0
Receive	3-Month COP-IBR Compounded-OIS	2.000	Quarterly	02/02/2023		161,894,300	12	1,405	1,417	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	2.450	Quarterly	02/25/2023		63,400,000	0	(509)	(509)	2	0
Receive	3-Month COP-IBR Compounded-OIS	3.145	Quarterly	05/11/2023		40,953,210	0	302	302	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	2.630	Quarterly	07/24/2024		33,752,000	0	650	650	2	0
Receive	3-Month COP-IBR Compounded-OIS	2.650	Quarterly	07/24/2024		43,761,000	0	837	837	2	0
Pay	3-Month COP-IBR Compounded-OIS	2.740	Quarterly	07/24/2024		79,227,300	0	(1,469)	(1,469)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	3.900	Quarterly	07/24/2024		53,858,600	281	318	599	2	0
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	(83)	(83)	0	0
Receive	3-Month COP-IBR Compounded-OIS	2.995	Quarterly	11/24/2025		25,719,000	0	685	685	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	3.080	Quarterly	01/13/2026		34,964,000	0	(929)	(929)	7	0
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,185,000	0	214	214	0	(2)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	4.655	Quarterly	05/11/2026		18,314,458	0	(245)	(245)	4	0
Receive	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		33,105,900	65	302	367	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027		9,474,700	220	69	289	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	4.410	Quarterly	11/03/2027		57,178,000	(33)	1,249	1,216	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	71	71	0	0
Pay	3-Month COP-IBR Compounded-OIS	6.620	Quarterly	11/08/2031		2,786,200	0	15	15	0	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	28,687,700	21	(99)	(78)	20	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		14,649,900	59	30	89	0	(31)
Receive	3-Month PLN-WIBOR	0.260	Annual	03/12/2022	PLN	58,600	0	46	46	2	0
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	12/13/2022	ZAR	112,300	0	(144)	(144)	0	(1)
Receive	3-Month ZAR-JIBAR	6.665	Quarterly	01/09/2023		390,300	0	(648)	(648)	0	(4)
Pay	3-Month ZAR-JIBAR	6.410	Quarterly	02/11/2023		517,100	0	707	707	5	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	(310)	(310)	0	(15)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		41,800	7	(57)	(50)	4	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		16,400	0	(23)	(23)	2	0
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		137,400	120	(25)	95	0	(16)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	75	75	3	0
Receive	6-Month CLP-CHILIBOR	0.700	Semi-Annual	11/24/2022	CLP	1,063,400	0	57	57	0	(2)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	08/30/2023		925,200	0	62	62	0	(3)
Receive	6-Month CLP-CHILIBOR	5.110	Semi-Annual	12/14/2023		2,459,900	0	20	20	0	(3)
Receive	6-Month CLP-CHILIBOR	5.170	Semi-Annual	12/14/2023		1,024,900	0	7	7	0	(1)
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,445,000	0	391	391	0	(7)
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		4,510,000	0	396	396	0	(8)
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	308	308	0	(6)
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	313	313	0	(6)
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	(303)	(303)	5	0
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		10,456,600	0	(943)	(943)	13	0
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		6,415,000	0	(620)	(620)	15	0
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		278,000	0	(27)	(27)	1	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025		3,935,000	0	77	77	0	(6)
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025		1,590,000	0	8	8	0	(2)
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		8,297,500	0	976	976	0	(27)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		4,148,700	0	487	487	0	(14)
Receive	6-Month CLP-CHILIBOR	1.640	Semi-Annual	01/12/2026		5,466,000	0	879	879	0	(4)
Pay	6-Month CLP-CHILIBOR	1.582	Semi-Annual	02/02/2026		779,000	0	(129)	(129)	1	0
Pay	6-Month CLP-CHILIBOR	2.545	Semi-Annual	02/05/2026		2,566,000	0	(306)	(306)	5	0
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026		9,271,000	0	1,086	1,086	0	(26)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026		1,220,000	0	2	2	0	(1)
Pay	6-Month CLP-CHILIBOR	2.270	Semi-Annual	03/15/2026		3,900,300	0	(531)	(531)	12	0
Pay	6-Month CLP-CHILIBOR	2.020	Semi-Annual	04/30/2026		11,700,000	0	(1,787)	(1,787)	32	0
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		11,151,100	0	(1,745)	(1,745)	29	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	820	820	0	(5)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026		265,300	0	22	22	0	(1)
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026		991,000	0	(22)	(22)	2	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026		346,700	0	6	6	0	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028		821,500	0	99	99	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028		447,600	0	39	39	0	(1)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028		690,000	0	8	8	0	(1)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028		442,900	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028		710,000	0	(3)	(3)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028		1,565,000	0	(9)	(9)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028		505,000	0	(8)	(8)	0	(1)
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		5,726,900	0	925	925	0	(5)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		834,000	0	(144)	(144)	2	0
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		8,000,000	0	(1,958)	(1,958)	5	0
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,127,000	0	11	11	0	(1)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		910,000	0	(9)	(9)	0	(1)
Receive	6-Month CLP-CHILIBOR	2.480	Semi-Annual	11/24/2030		2,760,000	0	676	676	0	(6)
Pay	6-Month CLP-CHILIBOR	2.565	Semi-Annual	11/27/2030		690,000	0	(164)	(164)	1	0
Pay	6-Month CLP-CHILIBOR	2.585	Semi-Annual	11/27/2030		690,000	0	(163)	(163)	1	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/12/2031		6,275,000	2	(1,425)	(1,423)	7	0
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	03/15/2031		3,812,000	0	692	692	0	(13)
Receive	6-Month CLP-CHILIBOR	3.900	Semi-Annual	06/14/2031		3,776,000	0	500	500	0	(4)
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		190,500	0	(5)	(5)	1	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		190,500	0	(4)	(4)	1	0
Pay	6-Month CZK-PRIBOR	0.498	Annual	05/07/2022	CZK	347,700	(68)	(56)	(124)	0	(3)
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026		15,700	(7)	(51)	(58)	0	(3)
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		23,700	(62)	(24)	(86)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	7,400	(23)	101	78	7	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026	PLN	27,100	0	231	231	0	(2)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	243	243	0	0
Pay	28-Day MXN-TIIE	4.530	Lunar	11/15/2022	MXN	255,500	24	(274)	(250)	0	(2)
Receive	28-Day MXN-TIIE	4.145	Lunar	02/13/2023		991,000	0	1,547	1,547	6	0
Pay(5)	28-Day MXN-TIIE	4.290	Lunar	02/16/2023		333,800	0	(459)	(459)	0	0
Pay(5)	28-Day MXN-TIIE	4.300	Lunar	02/16/2023		1,054,100	(591)	(852)	(1,443)	0	0
Pay	28-Day MXN-TIIE	4.680	Lunar	03/16/2023		381,000	2	(529)	(527)	0	(1)
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		96,400	(111)	151	40	0	(1)
Receive	28-Day MXN-TIIE	5.282	Lunar	03/29/2023		288,100	0	305	305	0	(1)
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023		35,600	0	47	47	0	0
Receive	28-Day MXN-TIIE	4.965	Lunar	04/27/2023		515,000	0	698	698	0	(1)
Pay	28-Day MXN-TIIE	5.420	Lunar	05/18/2023		525,000	0	(593)	(593)	1	0
Receive	28-Day MXN-TIIE	5.285	Lunar	06/05/2023		520,000	0	665	665	0	0
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023		562,600	0	(14)	(14)	1	0
Pay	28-Day MXN-TIIE	7.110	Lunar	11/28/2023		160,100	0	(29)	(29)	0	0
Pay	28-Day MXN-TIIE	4.340	Lunar	02/12/2024		671,000	0	(1,979)	(1,979)	0	(8)
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024		67,900	0	188	188	1	0
Receive	28-Day MXN-TIIE	5.520	Lunar	03/21/2024		424,000	0	796	796	4	0
Pay	28-Day MXN-TIIE	5.650	Lunar	03/22/2024		214,000	0	(374)	(374)	0	(2)
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024		3,600	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	6.580	Lunar	01/01/2025		138,300	(1)	(148)	(149)	0	(2)
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025		57,200	0	205	205	1	0
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025		77,700	0	278	278	2	0
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025		372,000	0	852	852	5	0
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025		1,019,100	3,281	516	3,797	11	0
Pay	28-Day MXN-TIIE	4.880	Lunar	11/07/2025		389,400	0	(1,641)	(1,641)	0	(3)
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026		7,300	0	(34)	(34)	0	0
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026		69,100	0	301	301	1	0
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026		108,100	0	470	470	1	0
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026		28,700	0	(84)	(84)	0	0
Pay	28-Day MXN-TIIE	5.930	Lunar	04/23/2026		225,000	0	(604)	(604)	0	0
Receive	28-Day MXN-TIIE	6.280	Lunar	05/14/2026		230,000	0	482	482	0	0
Pay	28-Day MXN-TIIE	6.290	Lunar	05/14/2026		460,000	20	(975)	(955)	0	(1)
Pay	28-Day MXN-TIIE	6.270	Lunar	05/22/2026		227,000	0	(474)	(474)	0	0
Pay	28-Day MXN-TIIE	6.135	Lunar	06/01/2026		225,000	0	(535)	(535)	0	0
Receive	28-Day MXN-TIIE	6.670	Lunar	06/19/2026		21,100	0	29	29	0	0
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026		20,600	0	26	26	0	0
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026		14,600	0	16	16	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026	31,600	0	60	60	0	0
Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026	12,800	0	24	24	0	0
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026	10,900	0	19	19	0	0
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026	8,000	0	14	14	0	0
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026	82,900	(2)	(162)	(164)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026	9,700	0	(5)	(5)	0	0
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026	23,700	0	(11)	(11)	0	0
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026	4,610	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026	700	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.240	Lunar	12/16/2026	62,200	0	21	21	0	0
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026	75,100	0	24	24	0	(1)
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030	101,700	0	265	265	3	0
Receive	28-Day MXN-TIIE	5.575	Lunar	11/01/2030	222,500	0	1,385	1,385	7	0
Receive	28-Day MXN-TIIE	5.520	Lunar	01/01/2031	81,000	0	527	527	2	0
Pay	28-Day MXN-TIIE	5.510	Lunar	01/21/2031	82,600	0	(543)	(543)	0	(2)
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031	26,100	0	(132)	(132)	0	(1)
Pay	28-Day MXN-TIIE	5.990	Lunar	02/12/2031	61,900	0	(311)	(311)	0	(2)
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031	9,100	0	27	27	0	0
Receive	28-Day MXN-TIIE	6.950	Lunar	05/08/2031	270,000	(50)	555	505	6	0
Receive	28-Day MXN-TIIE	6.890	Lunar	05/16/2031	133,000	0	270	270	3	0
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031	627,600	(732)	(1,030)	(1,762)	0	(15)
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031	48,000	(36)	99	63	1	0
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031	56,900	0	87	87	1	0
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031	16,300	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031	3,530	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031	19,000	0	12	12	0	0
Pay	28-Day MXN-TIIE	7.418	Lunar	10/27/2031	27,300	0	(7)	(7)	0	0
Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031	116,400	0	(113)	(113)	2	0
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031	31,500	0	(32)	(32)	1	0
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031	41,900	0	(19)	(19)	1	0

						$2,778	$1,235	$4,013	$318	$(411)

Total Swap Agreements						$2,775	$1,244	$4,019	$318	$(411)

(j)	Securities with an aggregate market value of $775 and cash of $3,866 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		01/2022		BRL	4,574	$820		$0		$(2)
		01/2022		EUR	2,475	2,791		0		(27)
		01/2022		JPY	232,800	2,061		37		0
		01/2022		RUB	42,451	567		2		0
		01/2022			$800	BRL	4,574	21		0
		01/2022			390	CHF	358	3		0
		01/2022			5,541	CLP	4,700,153	0		(30)
		01/2022			10,018	CNY	64,528	124		0
		01/2022			24,103	CZK	518,523	0		(406)
		01/2022			2,548	TWD	70,337	0		(9)
		02/2022		CLP	235,136	$294		20		0
		02/2022		MXN	250,601	12,162		40		0
		02/2022			$1,782	AUD	2,500	37		0
		02/2022			2,392	CLP	2,043,844	0		(3)
		02/2022			6,199	ILS	19,277	2		0
		02/2022			5,791	INR	440,254	95		0
		02/2022			405	MXN	8,365	0		0
		02/2022			5,930	PLN	22,722	0		(309)
		02/2022		ZAR	26,231	$1,766		132		0
		03/2022		KZT	1,296,164	2,901		0		(10)
		03/2022		MXN	123,193	5,923		0		(15)
		03/2022			$1,990	COP	8,009,750	0		(36)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

	03/2022		803	KZT	358,539	2	0
	03/2022		2,802	MXN	58,913	45	0
	03/2022		11,905	MYR	50,300	153	0
	03/2022		4,924	SGD	6,745	80	0
	03/2022		81	TRY	1,396	18	0
	04/2022	MXN	13,341		$609	0	(30)
	07/2022	PEN	13,571		3,378	23	0
	07/2022		$46,759	PEN	188,981	0	(61)
	11/2022	PEN	14,449		$3,494	0	(41)
	11/2022	ZAR	3,015		190	8	0
BPS	01/2022	BRL	75,665		13,526	0	(58)
	01/2022	CAD	441		346	0	(2)
	01/2022	CLP	250,866		289	0	(5)
	01/2022	CNH	44,920		7,030	0	(29)
	01/2022	EUR	31,982		36,142	0	(270)
	01/2022	JPY	283,400		2,502	38	0
	01/2022	SGD	1,255		919	0	(12)
	01/2022	TRY	9,223		613	0	(80)
	01/2022		$13,333	BRL	75,665	252	0
	01/2022		187	CLP	160,624	1	0
	01/2022		704	CZK	15,431	1	0
	01/2022		10,447	EUR	9,262	98	0
	01/2022		8,760	IDR	126,507,388	128	0
	01/2022		1,269	RUB	92,944	0	(32)
	02/2022	CLP	6,719,916		$8,421	584	(1)
	02/2022	COP	19,993,328		5,116	216	0
	02/2022		$430	CLP	353,513	0	(18)
	02/2022		10,239	INR	774,426	115	0
	02/2022		9,718	MXN	201,817	62	0
	02/2022		682	PLN	2,851	23	0
	02/2022		936	ZAR	14,965	0	(2)
	03/2022	CLP	353,513		$429	18	0
	03/2022	THB	1,148		34	0	(1)
	03/2022		$697	KRW	830,939	1	0
	03/2022		4,526	MYR	19,188	74	0
	04/2022	BRL	63,900		$11,106	38	(143)
	04/2022	DKK	10,415		1,627	29	0
	04/2022	TRY	15,759		1,310	223	0
	05/2022	ZAR	15,944		1,008	26	0
	06/2022		$489	MXN	10,071	0	(12)
	07/2022	BRL	20,700		$3,608	74	0
	08/2022	CNH	54,600		8,198	0	(269)
	08/2022	ZAR	102,388		6,326	113	(19)
	09/2022	CNH	54,600		8,243	0	(205)
	09/2022		$8,178	CNH	54,600	271	0
	10/2022	CNH	54,600		$8,227	0	(206)
	10/2022		$8,225	CNH	54,600	208	0
	11/2022	CNH	54,600		$8,344	0	(75)
	11/2022		$8,209	CNH	54,600	209	0
	11/2022	ZAR	22,121		$1,373	41	0
	12/2022	CNH	54,600		8,365	0	(40)
	12/2022	TRY	37,608		2,891	703	0
	12/2022		$8,329	CNH	54,600	76	0
	01/2023		8,350		54,600	43	0
BRC	01/2022	CLP	3,646,075		$4,459	184	0
	01/2022	SGD	144		105	0	(1)
	01/2022		$9,017	TRY	126,378	473	0
	02/2022	CLP	1,492,238		$1,757	12	0
	03/2022		$107	KRW	126,297	0	(1)
	04/2022		2,950	TRY	30,942	0	(816)
	11/2022	ZAR	13,637		$850	28	0
BSH	01/2022	BRL	38,000		6,605	0	(218)
	01/2022		$6,809	BRL	38,000	13	0
	05/2022	CLP	4,476,375		$5,321	183	0
	07/2022	BRL	146,300		26,307	1,326	0
	10/2022		131,900		23,010	1,097	0
CBK	01/2022	CLP	1,154,891		1,333	0	(18)
	01/2022	EUR	540		612	0	(2)
	01/2022	ILS	159,449		49,977	0	(1,315)
	01/2022	PEN	130,367		32,067	28	(603)
	01/2022		$4,367	CLP	3,646,075	0	(93)
	01/2022		623	CNH	3,997	5	0
	01/2022		1,530	CZK	33,684	9	0
	01/2022		5,725	IDR	82,466,215	68	0
	01/2022		4,218	ILS	13,097	0	(5)
	01/2022		2,216	PEN	8,716	25	(58)
	02/2022	CLP	23,109,890		$27,538	531	0
	02/2022	COP	52,118,029		13,174	400	0
	02/2022	NZD	152		107	3	0
	02/2022	PEN	131,169		34,245	1,434	0
	02/2022		$43,202	CLP	36,243,714	0	(876)
	02/2022		1,609	COP	6,270,368	0	(72)
	02/2022		32,075	PEN	131,169	737	0
	02/2022		4,985	PLN	19,181	7	(246)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

	02/2022		8,208	ZAR	120,414	0	(703)
	02/2022	ZAR	18,223		$1,147	11	0
	03/2022	KZT	175,669		395	0	0
	03/2022	PEN	3,372		819	0	(24)
	03/2022		$3,649	PEN	15,054	110	0
	03/2022		565	RUB	42,550	0	(4)
	03/2022		2,876	THB	97,481	41	0
	04/2022	DKK	45,085		$7,010	95	0
	04/2022		$6,465	MXN	140,301	258	0
	05/2022	PEN	174,778		$44,461	1,280	(274)
	05/2022		$42,723	PEN	175,818	989	0
	05/2022	ZAR	45,783		$2,822	1	0
	07/2022	PEN	188,981		45,625	0	(1,073)
	12/2022		113,804		27,148	0	(644)
	12/2022		$27,135	PEN	113,804	657	0
DUB	01/2022	CNH	91,083		$14,242	0	(71)
	01/2022	TRY	1,974		147	0	0
	01/2022		$838	CNH	5,354	4	0
	01/2022		34,752	CZK	763,661	147	0
	01/2022		3,092	TRY	47,971	484	0
	02/2022	COP	3,421,700		$861	22	0
	02/2022		$13,937	HUF	4,465,503	0	(220)
	02/2022		9,670	INR	734,198	146	0
	02/2022		20,882	PLN	84,799	97	0
	02/2022		4,408	RUB	328,303	0	(54)
GLM	01/2022	CAD	2,251		$1,782	2	0
	01/2022	CLP	9,031,534		10,764	175	0
	01/2022	ILS	16,780		5,182	0	(216)
	01/2022	PEN	19,665		4,889	27	(62)
	01/2022	TRY	4,434		334	0	(1)
	01/2022		$635	CNH	4,058	3	0
	01/2022		882	DOP	50,362	0	(6)
	01/2022		26,997	PEN	112,281	1,117	0
	01/2022		9,062	RUB	659,593	0	(287)
	02/2022	COP	97,599,505		$25,654	1,734	0
	02/2022	DOP	51,774		907	8	0
	02/2022	MXN	1,933		89	0	(4)
	02/2022		$2,840	BRL	15,705	0	(50)
	02/2022		2,500	CLP	2,135,355	0	(4)
	02/2022		30,782	COP	121,194,467	0	(1,079)
	02/2022		4,129	MXN	89,377	202	0
	02/2022		10,140	RON	44,438	52	0
	02/2022		2,050	RUB	151,865	0	(36)
	02/2022	ZAR	65,024		$4,159	108	0
	03/2022	KZT	619,238		1,368	0	(23)
	03/2022		$12,116	MYR	51,547	243	0
	03/2022		990	RUB	74,825	0	(4)
	04/2022	CZK	713,985		$32,527	185	0
	04/2022		$678	UAH	20,107	32	0
	04/2022	ZAR	29,497		$1,921	98	0
	05/2022	CLP	2,703,557		3,266	165	0
	06/2022	TRY	6,663		424	0	(18)
	08/2022	COP	110,446,281		27,403	1,015	0
	10/2022	BRL	19,520		3,411	168	0
	10/2022	ZAR	29,867		1,895	91	0
	11/2022		3,193		199	7	0
HUS	01/2022	CLP	6,119,915		7,065	0	(99)
	01/2022	CNH	110,894		17,299	0	(125)
	01/2022	EUR	1,093		1,239	0	(6)
	01/2022	GBP	555		740	0	(11)
	01/2022	TRY	16,498		1,282	53	0
	01/2022		$7,901	CNH	50,636	57	0
	01/2022		7,965	CNY	51,000	51	0
	01/2022		7,102	COP	28,524,828	0	(103)
	01/2022		393	CZK	8,896	14	0
	01/2022		11,577	IDR	168,047,700	228	0
	01/2022		16,696	ILS	54,232	749	0
	01/2022		10	TRY	130	0	0
	01/2022		31,938	TWD	886,955	83	0
	02/2022	CLP	118,378		$148	10	0
	02/2022		$605	INR	45,920	9	0
	02/2022		107	PLN	438	2	0
	02/2022		3,553	RUB	257,495	0	(138)
	03/2022		2,422		182,417	0	(19)
	03/2022		15,721	SGD	21,534	253	0
	03/2022		344	THB	11,644	5	0
	04/2022	DKK	10,900		$1,703	31	0
	05/2022	CLP	2,547,413		3,068	144	0
IND	01/2022		$1,308	TRY	18,906	114	0
	01/2022		466	TWD	12,895	0	0
	02/2022		2,041	NZD	3,000	12	0
	02/2022		2,632	ZAR	41,117	0	(71)
	02/2022	ZAR	20,273		$1,301	37	0
	03/2022		$430	MYR	1,831	9	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

	06/2022	TWD	39,303		$1,477	42	0
	06/2024		$1,477	TWD	38,002	0	(35)
JPM	01/2022	BRL	39,703		$7,003	0	(125)
	01/2022	CNH	79,107		12,348	0	(83)
	01/2022	MXN	36,160		1,734	0	(27)
	01/2022	RUB	66,436		887	3	0
	01/2022	TRY	5,417		416	12	0
	01/2022	UAH	14,496		539	8	0
	01/2022		$7,013	BRL	39,703	115	0
	01/2022		56,245	CNY	361,549	581	0
	01/2022		985	IDR	14,191,057	12	0
	01/2022		4,796	PHP	242,688	0	(71)
	01/2022		630	TRY	9,486	82	0
	02/2022	CLP	6,481,231		$7,741	182	0
	02/2022	COP	23,267,237		5,866	164	0
	02/2022		$5,523	CLP	4,711,990	0	(14)
	02/2022		19,501	INR	1,477,379	251	0
	02/2022	ZAR	1,445		$95	5	0
	03/2022	COP	5,878,522		1,454	20	0
	03/2022	KZT	471,402		1,052	0	(7)
	03/2022	UAH	6,431		230	0	(1)
	03/2022		$58,719	KRW	69,423,914	0	(438)
	03/2022		20,230	SGD	27,730	340	0
	03/2022		25,486	THB	864,905	399	0
	03/2022		466	TRY	8,156	113	0
	04/2022	BRL	43,300		$7,544	32	(85)
	04/2022	DKK	1,420		223	5	0
	04/2022	TRY	18,023		1,561	318	0
	04/2022	UAH	35,038		1,127	0	(110)
	04/2022		$500	TRY	7,066	0	(13)
	05/2022	COP	13,319,033		$3,357	133	0
	05/2022		$7,653	CLP	6,481,231	0	(220)
	06/2022	TRY	22,665		$1,441	0	(63)
	07/2022	BRL	15,300		2,784	172	0
	08/2022	ILS	25,500		7,917	0	(319)
	08/2022	ZAR	3,510		214	0	0
	08/2022	ZMW	4,768		195	0	(65)
	10/2022	BRL	10,900		1,881	71	0
	12/2022		$1,441	TRY	25,694	54	0
MYI	01/2022	BRL	123,446		$21,628	0	(534)
	01/2022		$22,069	BRL	123,446	93	0
	01/2022		5,223	CLP	4,417,091	0	(44)
	01/2022		2,663	IDR	38,660,287	53	0
	01/2022		5,221	PEN	20,955	54	(28)
	01/2022		578	RUB	43,260	0	(2)
	01/2022		158	TRY	2,380	21	0
	02/2022	BRL	6,673		$1,152	0	(38)
	02/2022	CLP	2,310,766		2,884	183	0
	02/2022		$22,724	BRL	130,674	572	0
	02/2022		1,037	CLP	854,592	0	(38)
	03/2022	KZT	114,046		$254	0	(2)
	03/2022	UAH	12,935		460	0	(4)
	03/2022		$4,343	CLP	3,600,686	0	(153)
	04/2022	DKK	1,332		$210	6	0
	05/2022	CLP	2,308,075		2,754	107	0
	05/2022	ZAR	5,282		323	0	(3)
	06/2022	MXN	35,545		1,728	44	0
	08/2022		$2,562	ZAR	41,062	0	(64)
	11/2022	ILS	47,300		$14,718	0	(621)
	12/2022	TRY	33,647		2,663	705	0
NGF	08/2022		$6,611	CNH	43,936	202	0
RBC	02/2022		2,598	CLP	2,212,846	0	(11)
RYL	01/2022	CNH	3,850		$601	0	(5)
	02/2022	COP	2,087,495		533	21	0
	02/2022		$590	MXN	12,703	26	0
	02/2022	ZAR	10,629		$690	27	0
	03/2022		$581	SGD	794	8	0
SCX	01/2022	BRL	3,574		$635	0	(7)
	01/2022	CNH	30,954		4,815	0	(50)
	01/2022	TRY	922		71	2	0
	01/2022		$641	BRL	3,574	1	0
	01/2022		11	CNH	69	0	0
	01/2022		522	CNY	3,355	5	0
	01/2022		2,177	IDR	31,318,322	23	0
	01/2022		112	JPY	12,700	0	(2)
	02/2022	EUR	26,556		$30,217	0	(35)
	02/2022	NZD	1,481		998	0	(16)
	02/2022		$110	COP	430,670	0	(5)
	02/2022		110	JPY	12,701	0	0
	02/2022		2,271	SEK	20,635	14	0
	02/2022	ZAR	97,057		$6,408	359	0
	06/2022	TRY	1,512		96	0	(4)
	08/2022		$1,589	CNH	10,664	65	0
SOG	03/2022		787	KRW	931,037	0	(5)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

SSB	01/2022	13,978	BRL	78,493	114	0
TOR	01/2022	29,673	MXN	607,886	0	(68)
02/2022	ZAR	2,298	$150	7	0
03/2022	$12,610	MXN	267,186	271	0
UAG	01/2022	BRL	25,243	$4,455	0	(77)
01/2022	RUB	43,280	583	7	0
01/2022	$4,473	BRL	25,243	59	0
01/2022	2,086	RUB	151,441	0	(71)
01/2022	533	TRY	9,110	146	0
02/2022	MXN	2,815	$134	0	(2)
02/2022	$1,787	CLP	1,492,238	0	(43)
02/2022	620	MXN	13,306	25	0
02/2022	ZAR	4,538	$301	18	0
03/2022	CLP	3,247,173	3,929	150	0
03/2022	PEN	4,529	1,107	0	(24)
03/2022	TRY	9,767	553	0	(141)
03/2022	$3,012	RUB	227,753	0	(10)
03/2022	889	SGD	1,215	13	0
04/2022	TRY	26,643	$2,526	688	0
06/2022	CLP	1,492,238	1,762	53	0
06/2022	$1,239	MXN	25,487	0	(31)
06/2022	553	TRY	10,403	137	0
11/2022	ZAR	7,059	$450	25	0

Total Forward Foreign Currency Contracts	$30,123	$(16,025)

PURCHASED OPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC USD versus CNH D&O @ 6.250	CNH	6.250	02/18/2022	13,974,000	$15	$4

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC USD versus CNH	CNH	6.670	03/31/2022	5,896	$43	$7
GLM	Call - OTC USD versus BRL	BRL	5.800	02/15/2022	6,601	332	78
MYI	Put - OTC EUR versus USD	$1.100	03/30/2022	26,110	155	55
Put - OTC USD versus MXN	MXN	19.700	06/10/2022	11,521	248	64
Call - OTC USD versus ZAR	ZAR	17.000	08/22/2022	5,965	249	228

$1,027	$432

Total Purchased Options	$1,042	$436

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC USD versus CNH	CNH	6.950	03/31/2022	11,792	$(30)	$(4)
GLM	Put - OTC USD versus BRL	BRL	5.000	02/15/2022	6,601	(169)	(2)
MYI	Put - OTC USD versus MXN	MXN	19.100	06/10/2022	11,521	(138)	(25)
Put - OTC USD versus ZAR	ZAR	13.800	08/22/2022	5,965	(63)	(23)

Total Written Options	$(400)	$(54)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Fibra Uno Trust	1.000%	Quarterly	06/20/2022	0.44%	$300	$(2)	$1	$0	$(1)
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.182	600	(3)	5	2	0
JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2022	2.350	1,200	(8)	1	0	(7)
Nigeria Government International Bond	1.000	Quarterly	06/20/2023	2.864	800	(19)	(2)	0	(21)
MYC	Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.521	400	(8)	5	0	(3)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.182	7,900	(34)	68	34	0

$(74)	$78	$36	$(32)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	200	$(16)	$5	$0	$(11)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Maturity	05/28/2024	ARS	351,546	$7,800	$7	$6,224	$6,231	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	3-Month COP-IBR Compounded-OIS	4.150%	Quarterly	05/04/2022	COP	298,031,500	$32	$(340)	$0	$(308)
GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	(92)	0	(92)
Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	2	2	0
Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(73)	0	(73)
MYC	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	THB	39,600	(4)	13	9	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	20,500	0	(8)	0	(8)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	738,100	31	146	177	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	376,700	(110)	(30)	0	(140)

$(51)	$(382)	$188	$(621)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.400%	Maturity	05/03/2022	$10	$0	$18	$18	$0
GLM	Pay	USD versus CAD 1-Year ATM Realized Volatility	7.000	Maturity	01/21/2022	25	0	(19)	0	(19)
Pay	USD versus CNH 1-Year ATM Realized Volatility	6.275	Maturity	01/12/2022	8	0	21	21	0
JPM	Receive	EUR versus USD 1-Year ATM Realized Volatility	6.550	Maturity	05/03/2022	8	0	(9)	0	(9)
Receive	USD versus JPY 1-Year ATM Realized Volatility	6.040	Maturity	01/25/2022	12	0	(1)	0	(1)
Pay	USD versus TWD 1-Year ATM Realized Volatility	5.300	Maturity	04/22/2022	10	0	16	16	0
UAG	Receive	EUR versus USD 1-Year ATM Realized Volatility	5.600	Maturity	01/24/2022	10	0	(5)	0	(5)

$0	$21	$55	$(34)

Total Swap Agreements	$(134)	$5,946	$6,510	$(698)

(l)

Securities with an aggregate market value of $150 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$6,067	$0	$6,067
Australia
Non-Agency Mortgage-Backed Securities	0	385	0	385
Brazil
Corporate Bonds & Notes	0	1,613	2,556	4,169
Sovereign Issues	0	76,669	0	76,669
Cayman Islands
Asset-Backed Securities	0	5,373	0	5,373
Corporate Bonds & Notes	0	3,122	0	3,122
Chile
Sovereign Issues	0	16,388	0	16,388
China
Sovereign Issues	0	16,325	0	16,325
Colombia
Corporate Bonds & Notes	0	4,880	0	4,880
Sovereign Issues	0	26,233	0	26,233
Denmark
Corporate Bonds & Notes	0	10,455	0	10,455
Dominican Republic
Sovereign Issues	0	498	0	498
Egypt
Sovereign Issues	0	6,387	0	6,387
India
Corporate Bonds & Notes	0	4,512	0	4,512
Indonesia
Corporate Bonds & Notes	0	2,015	0	2,015
Ireland
Asset-Backed Securities	0	1,645	0	1,645
Corporate Bonds & Notes	0	10,090	0	10,090
Israel
Corporate Bonds & Notes	0	1,483	0	1,483
Sovereign Issues	0	58,695	0	58,695
Ivory Coast
Loan Participations and Assignments	0	0	2,163	2,163
Kazakhstan
Corporate Bonds & Notes	0	7,011	0	7,011
Luxembourg
Corporate Bonds & Notes	0	1,952	0	1,952
Malaysia
Corporate Bonds & Notes	0	2,913	0	2,913
Sovereign Issues	0	3,569	0	3,569
Mauritius
Corporate Bonds & Notes	0	3,038	0	3,038
Mexico
Sovereign Issues	0	422	0	422
Mongolia
Sovereign Issues	0	859	0	859
Netherlands
Corporate Bonds & Notes	0	3,728	0	3,728
Loan Participations and Assignments	0	369	0	369
Nigeria
Loan Participations and Assignments	0	2,765	0	2,765
Sovereign Issues	0	1,215	0	1,215
Peru
Corporate Bonds & Notes	0	3,478	0	3,478
Sovereign Issues	0	8,507	0	8,507
Russia
Sovereign Issues	0	777	0	777
Singapore
Corporate Bonds & Notes	0	2,663	0	2,663
South Africa
Corporate Bonds & Notes	0	4,181	3,557	7,738
Loan Participations and Assignments	0	0	2,569	2,569
Sovereign Issues	0	22,476	0	22,476
Spain
Corporate Bonds & Notes	0	242	0	242
Sweden
Corporate Bonds & Notes	0	202	0	202
Turkey
Loan Participations and Assignments	0	0	2,804	2,804
Ukraine
Sovereign Issues	0	8,129	0	8,129
United Kingdom
Non-Agency Mortgage-Backed Securities	0	524	0	524
United States
Asset-Backed Securities	0	11,012	7,481	18,493
Corporate Bonds & Notes	0	8,638	0	8,638
Non-Agency Mortgage-Backed Securities	0	10,559	0	10,559
U.S. Government Agencies	0	219	0	219
Zambia
Sovereign Issues	0	4,922	0	4,922
Short-Term Instruments

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Zambia Treasury Bills	0	40	0	40
Repurchase Agreements	0	453	0	453
Short-Term Notes	0	1,039	0	1,039
Argentina Treasury Bills	0	137	0	137
U.S. Treasury Bills	0	31,812	0	31,812
U.S. Treasury Cash Management Bills	0	2,100	0	2,100

$0	$402,786	$21,130	$423,916
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$153,814	$0	$0	$153,814

Total Investments	$153,814	$402,786	$21,130	$577,730

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	318	0	318
Over the counter	0	37,069	0	37,069

$0	$37,387	$0	$37,387
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(411)	0	(411)
Over the counter	0	(16,765)	(12)	(16,777)

$0	$(17,176)	$(12)	$(17,188)

Total Financial Derivative Instruments	$0	$20,211	$(12)	$20,199

Totals	$153,814	$422,997	$21,118	$597,929

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$662	$1,908	$0	$(24)	$0	$10	$0	$0	$2,556	$10
Canada
Ivory Coast
Loan Participations and Assignments	2,217	0	0	0	0	(54)	0	0	2,163	(55)
Nigeria
Loan Participations and Assignments	3,109	0	(344)	9	3	(12)	0	(2,765)	0	0
South Africa
Corporate Bonds & Notes	0	3,797	0	0	0	(240)	0	0	3,557	(241)
Loan Participations and Assignments	7,978	511	(6,055)	75	0	60	0	0	2,569	122
Turkey
Loan Participations and Assignments	0	2,931	0	0	0	(127)	0	0	2,804	(127)
United States
Asset-Backed Securities	8,635	0	0	0	0	(1,154)	0	0	7,481	(1,154)

$22,601	$9,147	$(6,399)	$60	$3	$(1,517)	$0	$(2,765)	$21,130	$(1,445)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(17)	$0	$0	$0	$5	$0	$0	$(12)	$1

Totals	$22,601	$9,130	$(6,399)	$60	$3	$(1,512)	$0	$(2,765)	$21,118	$(1,444)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$751	Other Valuation Techniques(3)	—	—	—
1,805	Reference Instrument	Weighted Average	BLR	50.472	—
Canada

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2021 (Unaudited)

Corporate Bonds & Notes	0	Other Valuation Techniques(3)	—	—	—
Ivory Coast
Loan Participations and Assignments	2,163	Third Party Vendor	Broker Quote	100.000	—
South Africa
Corporate Bonds & Notes	3,557	Other Valuation Techniques(3)	—	—	—
Loan Participations and Assignments	2,569	Reference Instrument	Yield	6.169	—
Turkey
Loan Participations and Assignments	2,804	Third Party Vendor	Broker Quote	98.500	—
United States
Asset-Backed Securities	7,481	Proxy Pricing	Base Price	92.743	—
Financial Derivative Instruments - Liabilities
Over the counter	(12)	Indicative Market Quotation	Broker Quote	(4.608) - (0.440)	(4.281)

Total	$21,118

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3) Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 5.1% ¤
BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Vale Overseas Ltd. 6.250% due 08/10/2026		$700	$811
Vale S.A. 2.762% due 12/29/2049 «~(b)	BRL	10,800	965
XP, Inc. 3.250% due 07/01/2026		$900	864

Total Brazil (Cost $2,715)			2,640

CAYMAN ISLANDS 1.7%
ASSET-BACKED SECURITIES 0.1%
Voya CLO Ltd. 1.072% due 04/17/2030 •		$400	400

CORPORATE BONDS & NOTES 1.6%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027		500	460
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(a)		1,500	401
KWG Group Holdings Ltd. 6.300% due 02/13/2026		900	628
MGM China Holdings Ltd. 4.750% due 02/01/2027		900	892
Poinsettia Finance Ltd. 6.625% due 06/17/2031		973	960
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025 (d)		900	753
Sunac China Holdings Ltd. 5.950% due 04/26/2024		1,800	1,165

			5,259

Total Cayman Islands (Cost $7,880)			5,659

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
Yango Justice International Ltd. 7.500% due 02/17/2025		$1,000	240

Total China (Cost $989)			240

ECUADOR 0.0%
SOVEREIGN ISSUES 0.0%
Ecuador Government International Bond 5.000% due 07/31/2030 þ		$100	83

Total Ecuador (Cost $57)			83

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government International Bond 6.125% due 01/31/2022		$300	302

Total Egypt (Cost $301)			302

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Ghana Government International Bond 8.875% due 05/07/2042		$700	569

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Ghana (Cost $676)			569

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Periama Holdings LLC 5.950% due 04/19/2026		$200	213
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		800	817

Total India (Cost $1,024)			1,030

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.1%
Harvest CLO DAC 0.650% due 06/26/2030 •	EUR	300	341

CORPORATE BONDS & NOTES 0.2%
Novolipetsk Steel Via Steel Funding DAC 1.450% due 06/02/2026		600	679

Total Ireland (Cost $1,073)			1,020

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Unigel Luxembourg S.A. 8.750% due 10/01/2026		$900	955

Total Luxembourg (Cost $967)			955

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.3%
Republic of Angola Via Avenir BV
4.771% (US0006M + 4.500%) due 12/07/2023 ~		$680	685
7.854% (US0006M + 7.500%) due 07/01/2023 ~		526	530

			1,215

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Sigma Bidco B.V. 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	800	185

Total Netherlands (Cost $1,380)			1,400

NIGERIA 0.1%
SOVEREIGN ISSUES 0.1%
Nigeria Government International Bond 5.625% due 06/27/2022		$200	203

Total Nigeria (Cost $203)			203

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$700	766
TML Holdings Pte Ltd. 5.500% due 06/03/2024		600	626

Total Singapore (Cost $1,340)			1,392

SOUTH AFRICA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sasol Financing USA LLC 4.375% due 09/18/2026		$900	907
Transnet SOC Ltd. 4.000% due 07/26/2022		400	399

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total South Africa (Cost $1,304)		1,306

Total Investments in Securities (Cost $19,909)		16,799

	SHARES
INVESTMENTS IN AFFILIATES 94.9%
UNITED STATES 92.8%
MUTUAL FUNDS (c) 92.8%
PIMCO Emerging Markets Bond Fund	8,981,205	91,878
PIMCO Emerging Markets Corporate Bond Fund	8,794,460	93,221
PIMCO Emerging Markets Local Currency and Bond Fund	19,987,262	122,522

Total United States (Cost $304,156)		307,621

SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	721,648	7,013

Total Short-Term Instruments (Cost $7,077)		7,013

Total Investments in Affiliates (Cost $311,233)		314,634

Total Investments 99.9% (Cost $331,142)		$331,433
Financial Derivative Instruments (e)(f) (0.1)%(Cost or Premiums, net $(184))		(185)
Other Assets and Liabilities, net 0.1%		373

Net Assets 100.0%		$331,621

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)			Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

JML				(1.750)%			12/02/2021	01/13/2022	$(627)		$(626)

Total Reverse Repurchase Agreements											$(626)

(d)	Securities with an aggregate market value of $753 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(157) at a weighted average interest rate of (1.176%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Asia Ex-Japan 36 5-Year Index		1.000%	Quarterly	12/20/2026		$4,700	$26	$23	$49	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month KRW-KORIBOR	1.750%	Quarterly	12/15/2026	KRW	43,693,600	$31	$(149)	$(118)	$31	$0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		22,462,000	101	35	136	0	(47)

							$132	$(114)	$18	$31	$(47)

Total Swap Agreements							$158	$(91)	$67	$32	$(47)

Cash of $695 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	PLN	180	$47	$2	$0
CBK	02/2022	138	36	2	0
GLM	02/2022	427	105	0	(1)
HUS	02/2022	EUR	896	1,021	0	0

Total Forward Foreign Currency Contracts	$4	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2023	18.526%	$600	$(114)	$(15)	$0	$(129)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886	800	(27)	(3)	0	(30)
Fibra Uno Trust «	1.000	Quarterly	06/20/2022	0.44	200	(1)	0	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886	700	(24)	(2)	0	(26)
JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2022	2.350	1,200	(8)	1	0	(7)
Nigeria Government International Bond	1.000	Quarterly	06/20/2023	2.864	600	(14)	(2)	0	(16)
MYI	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886	500	(17)	(2)	0	(19)
Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.521	300	(6)	4	0	(2)

$(211)	$(19)	$0	$(230)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	100	$(8)	$3	$0	$(5)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	998,800	$102	$137	$239	$0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	512,300	(219)	29	0	(190)
MYI	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	64,400	(7)	22	15	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	33,300	1	(13)	0	(12)

$(123)	$175	$254	$(202)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.300%	Maturity	04/22/2022	$6	$0	$10	$10	$0

Total Swap Agreements	$(342)	$169	$264	$(437)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$1,675	$965	$2,640
Cayman Islands
Asset-Backed Securities	0	400	0	400
Corporate Bonds & Notes	0	5,259	0	5,259
China
Corporate Bonds & Notes	0	240	0	240
Ecuador
Sovereign Issues	0	83	0	83
Egypt
Sovereign Issues	0	302	0	302
Ghana
Sovereign Issues	0	569	0	569
India
Corporate Bonds & Notes	0	1,030	0	1,030
Ireland
Asset-Backed Securities	0	341	0	341
Corporate Bonds & Notes	0	679	0	679
Luxembourg
Corporate Bonds & Notes	0	955	0	955
Netherlands
Corporate Bonds & Notes	0	1,215	0	1,215
Loan Participations and Assignments	0	185	0	185
Nigeria
Sovereign Issues	0	203	0	203
Singapore
Corporate Bonds & Notes	0	1,392	0	1,392
South Africa
Corporate Bonds & Notes	0	1,306	0	1,306

	$0	$15,834	$965	$16,799
Investments in Affiliates, at Value
United States
Mutual Funds	307,621	0	0	307,621
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,013	0	0	7,013

	$314,634	$0	$0	$314,634

Total Investments	$314,634	$15,834	$965	$331,433

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	32	0	32
Over the counter	0	268	0	268

	$0	$300	$0	$300
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(47)	0	(47)
Over the counter	0	(432)	(6)	(438)

	$0	$(479)	$(6)	$(485)

Total Financial Derivative Instruments	$0	$(179)	$(6)	$(185)

Totals	$314,634	$15,655	$959	$331,248

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.4% ¤
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,999	$2,242
1.125% due 07/09/2035 þ		4,934	1,515

Total Argentina (Cost $5,004)			3,757

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG 6.500% due 04/15/2024 •(h)(i)	EUR	200	251

Total Austria (Cost $247)			251

BRAZIL 5.6%
CORPORATE BONDS & NOTES 1.1%
Banco BTG Pactual S.A. 4.500% due 01/10/2025 (k)		$1,800	1,818
Banco Votorantim S.A. 4.500% due 09/24/2024 (k)		500	522
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		280	293
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (e)(h)		1,580	15
Oi S.A. 5.358% (BZDIOVRA) due 02/25/2035 «~	BRL	2,500	1,859
Rede D'or Finance SARL 4.500% due 01/22/2030 (k)		$1,175	1,145
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	73,442	12,724
Vale S.A. 2.762% due 12/29/2049 «~(h)		62,410	5,576
XP, Inc. 3.250% due 07/01/2026		$200	192

			24,144

SOVEREIGN ISSUES 4.5%
Brazil Government International Bond 8.500% due 01/05/2024	BRL	16,340	2,822
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (e)		34,700	6,082
0.000% due 07/01/2022 (e)		153,600	26,171
0.000% due 10/01/2022 (e)		136,900	22,619
0.000% due 07/01/2023 (e)		42,300	6,451
0.000% due 01/01/2024 (e)		171,200	24,928
0.000% due 07/01/2024 (e)		39,200	5,452

			94,525

Total Brazil (Cost $136,796)			118,669

CAYMAN ISLANDS 1.3%
ASSET-BACKED SECURITIES 0.6%
LCM LP 1.212% due 04/20/2031 •		$1,750	1,749
Venture CLO Ltd. 1.262% due 04/20/2032 •		4,000	3,995
Vibrant CLO Ltd. 1.164% due 06/20/2029 •		4,635	4,632

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Voya CLO Ltd. 1.072% due 04/17/2030 •		2,950	2,949

			13,325

CORPORATE BONDS & NOTES 0.7%
Kaisa Group Holdings Ltd.
9.750% due 09/28/2023 ^(c)		4,300	1,130
10.500% due 01/15/2025		4,300	1,139
10.875% due 07/23/2023 ^(c)		1,200	315
11.250% due 04/16/2025		300	80
11.700% due 11/11/2025 ^(c)		4,200	1,098
MGM China Holdings Ltd. 5.250% due 06/18/2025 (k)		800	795
New Metro Global Ltd. 4.500% due 05/02/2026 (k)		3,300	2,822
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		942	522
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(k)		493	486
Poinsettia Finance Ltd. 6.625% due 06/17/2031 (k)		3,598	3,551
Sunac China Holdings Ltd. 5.950% due 04/26/2024 (k)		3,600	2,331

			14,269

Total Cayman Islands (Cost $33,393)			27,594

CHILE 4.6%
SOVEREIGN ISSUES 4.6%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023 (g)	CLP	2,170,120	2,710
Bonos de la Tesoreria de la Republica en pesos
2.300% due 10/01/2028		2,545,000	2,449
2.500% due 03/01/2025		32,275,000	34,662
4.500% due 03/01/2026		4,300,000	4,858
4.700% due 09/01/2030		10,840,000	11,957
5.000% due 10/01/2028		28,820,000	33,051
5.000% due 03/01/2035 (k)		3,075,000	3,384
6.000% due 01/01/2043		4,290,000	5,137

Total Chile (Cost $111,563)			98,208

CHINA 15.5%
SOVEREIGN ISSUES 15.5%
China Development Bank
1.860% due 04/09/2023	CNY	207,900	32,415
3.000% due 08/07/2023		180,900	28,620
3.090% due 06/18/2030		54,300	8,476
3.300% due 03/03/2026		137,400	22,016
3.400% due 01/08/2028		42,000	6,751
3.420% due 07/02/2024		88,900	14,234
4.040% due 07/06/2028		194,900	32,474
China Government International Bond
1.990% due 04/09/2025		145,700	22,463
2.850% due 06/04/2027		10,400	1,649
3.020% due 10/22/2025		48,400	7,715
3.020% due 05/27/2031		35,500	5,664
3.030% due 03/11/2026		432,400	69,085
3.250% due 11/22/2028		29,500	4,759
3.270% due 11/19/2030		2,900	471
3.280% due 12/03/2027		369,600	60,029
3.810% due 09/14/2050		67,100	11,304

Total China (Cost $315,792)			328,125

COLOMBIA 6.2%
CORPORATE BONDS & NOTES 0.5%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	1,090,000	264
8.375% due 11/08/2027		41,993,000	9,563

			9,827

SOVEREIGN ISSUES 5.7%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	5,738
Colombia Government International Bond 4.375% due 03/21/2023		3,373,000	824

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Colombian TES
5.750% due 11/03/2027		141,537,700	31,467
6.250% due 11/26/2025		41,468,700	9,819
6.250% due 07/09/2036		26,929,600	5,492
7.000% due 03/26/2031		71,537,200	16,319
7.000% due 06/30/2032		20,756,700	4,662
7.250% due 10/18/2034		20,938,800	4,724
7.250% due 10/26/2050		7,607,200	1,621
7.500% due 08/26/2026		27,398,000	6,697
10.000% due 07/24/2024		21,854,200	5,769
Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		3,616,000	891
Republic of Colombia
1.000% due 11/26/2025 (a)		20,844,300	4,930
1.000% due 11/03/2027 (a)		53,884,500	11,957
1.000% due 06/30/2032 (a)		45,007,100	10,094

			121,004

Total Colombia (Cost $153,214)			130,831

CZECH REPUBLIC 1.9%
SOVEREIGN ISSUES 1.9%
Czech Republic Government International Bond
0.250% due 02/10/2027	CZK	73,000	2,885
0.950% due 05/15/2030 (k)		582,120	22,755
1.200% due 03/13/2031 (k)		188,200	7,426
2.750% due 07/23/2029		84,600	3,793
4.200% due 12/04/2036 (k)		78,900	4,235

Total Czech Republic (Cost $43,107)			41,094

DENMARK 1.7%
CORPORATE BONDS & NOTES 1.7%
Jyske Realkredit A/S 1.500% due 10/01/2053	DKK	14,290	2,124
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		3,380	495
1.500% due 10/01/2053		7,370	1,094
Nykredit Realkredit A/S
1.000% due 10/01/2050		40,950	5,984
1.000% due 10/01/2053		1,330	189
1.500% due 10/01/2053		134,110	20,021
Realkredit Danmark A/S
1.000% due 10/01/2050		18,760	2,737
1.500% due 10/01/2053		22,700	3,396

Total Denmark (Cost $36,615)			36,040

DOMINICAN REPUBLIC 0.4%
SOVEREIGN ISSUES 0.4%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	280,600	5,064
9.750% due 06/05/2026		132,400	2,566

Total Dominican Republic (Cost $7,511)			7,630

EGYPT 1.0%
SOVEREIGN ISSUES 1.0%
Egypt Government International Bond
6.125% due 01/31/2022		$8,100	8,141
14.313% due 10/13/2023	EGP	32,000	2,058
14.369% due 10/20/2025		163,700	10,432

Total Egypt (Cost $20,584)			20,631

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A. 6.240% due 02/06/2025 «	IDR	21,000,000	1,503

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total France (Cost $1,209)			1,503

GERMANY 2.3%
CORPORATE BONDS & NOTES 2.3%
Deutsche Bank AG 6.680% due 01/23/2025 «	IDR	504,900,000	36,043
6.680% due 01/23/2025		162,200,000	11,579

Total Germany (Cost $49,504)			47,622

HONG KONG 0.0%
CORPORATE BONDS & NOTES 0.0%
Fortune Star BVI Ltd. 5.050% due 01/27/2027 (k)		$400	384

Total Hong Kong (Cost $401)			384

HUNGARY 1.1%
SOVEREIGN ISSUES 1.1%
Hungary Government International Bond
2.000% due 05/23/2029 (k)	HUF	1,225,000	3,197
2.750% due 12/22/2026 (k)		4,752,500	13,626
3.000% due 10/27/2038 (k)		1,242,300	3,075
3.250% due 10/22/2031 (k)		883,200	2,460
4.000% due 04/28/2051 (k)		417,000	1,127

Total Hungary (Cost $28,691)			23,485

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Periama Holdings LLC 5.950% due 04/19/2026 (k)		$8,200	8,750
Shriram Transport Finance Co. Ltd. 4.400% due 03/13/2024 (k)		3,100	3,143

Total India (Cost $11,915)			11,893

INDONESIA 5.2%
SOVEREIGN ISSUES 5.2%
Indonesia Government International Bond
6.500% due 02/15/2031	IDR	170,390,000	12,080
7.000% due 09/15/2030		155,406,000	11,334
7.500% due 08/15/2032		149,864,000	11,207
7.500% due 06/15/2035		401,238,000	29,653
8.250% due 06/15/2032		25,045,000	1,970
8.375% due 03/15/2034		424,131,000	33,570
8.750% due 05/15/2031		61,580,000	4,986
9.500% due 07/15/2031		25,734,000	2,187
10.500% due 08/15/2030		22,905,000	2,046

Total Indonesia (Cost $108,572)			109,033

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.0%
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	800	910

CORPORATE BONDS & NOTES 0.2%
Rosneft Oil Co Via Rosneft International Finance DAC 4.199% due 03/06/2022 (k)		$4,800	4,818

Total Ireland (Cost $5,796)			5,728

ISRAEL 1.5%
SOVEREIGN ISSUES 1.5%
Israel Government International Bond 0.750% due 07/31/2022	ILS	100,000	32,301

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Israel (Cost $31,227)			32,301

ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Banca Carige SpA 0.928% (EUR003M + 1.500%) due 05/25/2022 ~(k)	EUR	3,700	4,221
UniCredit SpA 9.250% due 06/03/2022 •(h)(i)		400	473

Total Italy (Cost $4,561)			4,694

IVORY COAST 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	3,900	4,440

Total Ivory Coast (Cost $4,609)			4,440

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,235,500	7,257

Total Kazakhstan (Cost $9,865)			7,257

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$1,858	518
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		300	306
5.250% due 05/23/2023 (i)(k)		700	726

Total Luxembourg (Cost $2,048)			1,550

MALAYSIA 8.6%
SOVEREIGN ISSUES 8.6%
Malaysia Government International Bond
3.502% due 05/31/2027 (k)	MYR	23,700	5,763
3.733% due 06/15/2028		90,500	22,163
3.757% due 05/22/2040		45,900	10,558
3.828% due 07/05/2034		118,100	28,103
3.885% due 08/15/2029 (k)		28,600	7,014
4.254% due 05/31/2035		72,500	18,049
Malaysia Government Investment Issue
3.422% due 09/30/2027 (k)		54,800	13,201
3.447% due 07/15/2036		41,500	9,461
3.726% due 03/31/2026		16,000	3,919
3.899% due 06/15/2027		3,836	947
4.130% due 07/09/2029		16,800	4,178
4.258% due 07/26/2027		2,500	627
4.369% due 10/31/2028 (k)		197,100	49,991
4.582% due 08/30/2033		6,300	1,617
4.724% due 06/15/2033 (k)		20,988	5,453

Total Malaysia (Cost $179,489)			181,044

MEXICO 2.9%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		742,577	0

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
5.750% due 03/05/2026	MXN	139,000	6,408
7.500% due 06/03/2027		242,400	11,890
7.750% due 05/29/2031		23,000	1,137
7.750% due 11/13/2042		210,500	9,990
8.000% due 11/07/2047		143,300	6,952

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

8.500% due 05/31/2029		83,300	4,308
8.500% due 05/31/2029 (k)		120,100	6,212
8.500% due 11/18/2038		288,900	14,869
10.000% due 11/20/2036		7,800	458

			62,224

Total Mexico (Cost $69,297)			62,224

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Republic of Angola Via Avenir BV
4.771% (US0006M + 4.500%) due 12/07/2023 ~		$3,240	3,264
7.854% (US0006M + 7.500%) due 07/01/2023 ~(k)		1,871	1,885

			5,149

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Sigma Bidco B.V. 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	3,300	762

Total Netherlands (Cost $5,855)			5,911

NIGERIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd. 6.198% (LIBOR03M + 6.000%) due 12/14/2023 ~		$7,022	7,047

SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond 5.625% due 06/27/2022 (k)		3,000	3,037

Total Nigeria (Cost $10,007)			10,084

PERU 4.0%
CORPORATE BONDS & NOTES 0.2%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	19,300	4,734

SOVEREIGN ISSUES 3.8%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		39,400	10,205
Peru Government International Bond
5.400% due 08/12/2034		31,800	7,293
5.940% due 02/12/2029		16,500	4,243
6.150% due 08/12/2032		41,400	10,441
6.350% due 08/12/2028		110,650	29,217
6.900% due 08/12/2037		32,900	8,403
6.950% due 08/12/2031		19,400	5,228
8.200% due 08/12/2026		21,400	6,129

			81,159

Total Peru (Cost $97,377)			85,893

PHILIPPINES 0.5%
SOVEREIGN ISSUES 0.5%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	513,000	10,029
6.250% due 01/14/2036		41,000	902

Total Philippines (Cost $13,245)			10,931

POLAND 1.9%
SOVEREIGN ISSUES 1.9%
Poland Government International Bond
2.500% due 07/25/2027	PLN	16,400	3,780
2.750% due 04/25/2028 (k)		108,300	25,346
2.750% due 10/25/2029		12,000	2,779
Republic of Poland Government International Bond 1.750% due 04/25/2032 (k)		37,900	7,888

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Poland (Cost $45,228)			39,793

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
6.800% due 03/04/2030 «	IDR	2,000,000	143
6.900% due 01/23/2025 «		100,000	7

Total Qatar (Cost $130)			150

ROMANIA 3.1%
SOVEREIGN ISSUES 3.1%
Romania Government International Bond
3.650% due 07/28/2025	RON	26,700	5,945
3.700% due 11/25/2024		3,700	833
4.150% due 01/26/2028		34,100	7,554
4.400% due 09/25/2023		33,900	7,803
4.500% due 06/17/2024 (k)		149,300	34,329
4.750% due 10/11/2034		27,400	6,003
5.000% due 02/12/2029		10,300	2,383

Total Romania (Cost $68,893)			64,850

RUSSIA 7.2%
SOVEREIGN ISSUES 7.2%
Russia Government International Bond
5.700% due 05/17/2028	RUB	1,942,000	22,528
6.900% due 07/23/2031		1,610,900	19,563
7.050% due 01/19/2028		431,600	5,411
7.100% due 10/16/2024		438,700	5,684
7.400% due 12/07/2022 (k)		2,500,000	33,154
7.650% due 04/10/2030		688,600	8,857
7.700% due 03/23/2033		1,686,100	21,593
7.950% due 10/07/2026		1,834,500	24,301
8.150% due 02/03/2027		232,400	3,081
8.500% due 09/17/2031		566,900	7,678

Total Russia (Cost $168,858)			151,850

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 4.500% due 08/20/2032	RSD	345,400	3,445

Total Serbia (Cost $3,879)			3,445

SINGAPORE 1.5%
CORPORATE BONDS & NOTES 0.5%
TML Holdings Pte Ltd. 5.500% due 06/03/2024 (k)		$10,875	11,339

SOVEREIGN ISSUES 1.0%
Singapore Government International Bond
2.250% due 08/01/2036	SGD	200	155
2.875% due 09/01/2030		200	162
3.375% due 09/01/2033		24,500	21,036

			21,353

Total Singapore (Cost $32,834)			32,692

SOUTH AFRICA 12.3%
CORPORATE BONDS & NOTES 1.3%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	196,700	12,316
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)		143,600	4,462
0.000% due 12/31/2032 (e)		363,100	4,647
6.750% due 08/06/2023		$4,100	4,220
Transnet SOC Ltd.
4.000% due 07/26/2022 (k)		1,400	1,397

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

10.000% due 03/30/2029	ZAR	10,500	663

			27,705

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Sasol Ltd. 0.603% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ(b)		$6,853	6,629

SOVEREIGN ISSUES 10.7%
South Africa Government International Bond
6.250% due 03/31/2036 (k)	ZAR	419,700	18,512
6.500% due 02/28/2041 (k)		146,600	6,130
6.500% due 02/28/2041		207,300	8,668
7.000% due 02/28/2031		225,127	11,920
8.000% due 01/31/2030		606,350	35,212
8.250% due 03/31/2032		220,000	12,444
8.500% due 01/31/2037		306,700	16,347
8.750% due 01/31/2044		96,300	5,072
8.875% due 02/28/2035		269,900	15,238
9.000% due 01/31/2040		44,700	2,442
10.500% due 12/21/2026		1,054,200	73,276
10.500% due 12/21/2026 (k)		293,900	20,429

			225,690

Total South Africa (Cost $289,571)			260,024

SOUTH KOREA 1.6%
SOVEREIGN ISSUES 1.6%
Export-Import Bank of Korea
5.750% due 03/05/2024	IDR	145,000,000	10,317
6.700% due 12/02/2024		230,000,000	16,787
7.250% due 12/07/2024		83,700,000	6,199
8.000% due 05/15/2024		100,000	7

Total South Korea (Cost $33,425)			33,310

SPAIN 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	200	242

		SHARES
PREFERRED SECURITIES 0.0%
CaixaBank S.A. 6.000% due 07/18/2022 •(h)(i)		200,000	234

Total Spain (Cost $475)			476

SUPRANATIONAL 1.4%
CORPORATE BONDS & NOTES 1.4%
Asian Development Bank 4.700% due 03/12/2024	MXN	34,300	1,577
Corp. Andina de Fomento 6.500% due 03/16/2023	IDR	500,000	36
International Bank for Reconstruction & Development
4.500% due 04/15/2026		127,100,000	8,814
4.600% due 02/09/2026		259,800,000	18,010
International Finance Corp. 8.000% due 10/09/2023		3,500,000	259

Total Supranational (Cost $29,011)			28,696

TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 4.868% (EUR003M + 5.400%) due 04/26/2028 ~	EUR	5,900	6,690

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Tanzania (Cost $6,896)			6,690

THAILAND 5.8%
SOVEREIGN ISSUES 5.8%
Thailand Government International Bond
1.000% due 06/17/2027 (k)	THB	446,500	13,122
1.585% due 12/17/2035 (k)		1,930,100	52,899
1.600% due 06/17/2035 (k)		77,800	2,145
2.000% due 12/17/2031 (k)		158,400	4,788
2.000% due 06/17/2042 (k)		410,100	10,884
2.875% due 06/17/2046 (k)		23,000	689
3.300% due 06/17/2038 (k)		437,050	14,389
3.400% due 06/17/2036 (k)		32,100	1,072
3.775% due 06/25/2032 (k)		660,450	23,143

Total Thailand (Cost $123,866)			123,131

TURKEY 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Socar Turkey Enerji A.S. 2.845% (EUR003M + 3.450%) due 08/11/2026 «~	EUR	7,300	8,186

SOVEREIGN ISSUES 0.4%
Turkey Government International Bond
10.600% due 02/11/2026	TRY	4,000	202
11.000% due 02/24/2027		106,600	5,030
12.400% due 03/08/2028		4,600	224
12.600% due 10/01/2025		69,900	3,885

			9,341

Total Turkey (Cost $31,628)			17,527

UKRAINE 0.3%
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
7.750% due 09/01/2022 (k)		$1,000	994
17.000% due 05/11/2022	UAH	158,600	5,935

Total Ukraine (Cost $6,846)			6,929

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
Barclays PLC
7.750% due 09/15/2023 •(h)(i)		$200	215
7.875% due 03/15/2022 •(h)(i)		400	406

			621

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (e)	GBP	0	270

Total United Kingdom (Cost $1,435)			891

UNITED STATES 3.8%
ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp. Home Equity Loan Trust 1.122% due 04/25/2035 •		$2,038	2,042
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.077% due 07/25/2035 •		1,800	1,804
Bear Stearns Asset-Backed Securities Trust
0.942% due 08/25/2036 •		1,096	1,095
0.992% due 03/25/2034 •		633	634
Carrington Mortgage Loan Trust 1.152% due 05/25/2035 •		700	701
Countrywide Asset-Backed Certificates 0.688% due 06/25/2036 •		3,500	3,451
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		12	10
Fieldstone Mortgage Investment Trust 0.482% due 05/25/2036 •		1,921	1,608
First Franklin Mortgage Loan Trust 0.412% due 10/25/2036 •		2,000	1,774
GSAMP Trust
0.192% due 01/25/2037 •		1,089	795

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.402% due 12/25/2036 •	1,814	1,758
0.927% due 05/25/2034 •	2,804	2,743
JP Morgan Mortgage Acquisition Trust 0.373% due 07/25/2036 •	4,420	3,974
Lehman XS Trust 5.053% due 01/25/2036 ^þ	3,742	3,759
Merrill Lynch Mortgage Investors Trust 0.853% due 09/25/2035 •	2,290	2,282
Morgan Stanley Mortgage Loan Trust
0.582% due 12/25/2036 •	3,673	1,904
1.496% due 11/25/2036 ^•	236	117
New Century Home Equity Loan Trust 0.262% due 08/25/2036 •	2,327	2,267
Option One Mortgage Loan Trust 0.322% due 04/25/2037 •	463	376
Residential Asset Mortgage Products Trust 1.257% due 02/25/2035 •	1,710	1,716
Structured Asset Securities Corp. Mortgage Loan Trust 0.323% due 10/25/2037 •	6,111	4,619
Towd Point Mortgage Trust 1.102% due 05/25/2058 •	587	590
WaMu Asset-Backed Certificates WaMu Trust 0.342% due 05/25/2037 •	5,657	5,344
Wells Fargo Home Equity Asset-Backed Securities Trust 0.742% due 03/25/2037 •	2,000	1,853

		47,216

CORPORATE BONDS & NOTES 0.5%
BOC Aviation USA Corp. 1.625% due 04/29/2024 (k)	2,200	2,198
DAE Funding LLC 1.625% due 02/15/2024 (k)	4,000	3,930
Ford Motor Credit Co. LLC
1.490% (US0003M + 1.270%) due 03/28/2022 ~(k)	200	200
3.087% due 01/09/2023 (k)	2,700	2,749
3.264% (US0003M + 3.140%) due 01/07/2022 ~	200	200
3.550% due 10/07/2022 (k)	1,600	1,626
Rio Oil Finance Trust 9.250% due 07/06/2024	345	371

		11,274

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	568	555
Banc of America Funding Trust 2.371% due 03/20/2036 ~	19	19
BCAP LLC Trust
0.442% due 01/25/2037 ^•	212	209
2.613% due 05/26/2037 ~	2,637	2,645
Bear Stearns Adjustable Rate Mortgage Trust
2.668% due 01/25/2035 ~	5	5
3.222% due 02/25/2036 ^~	45	44
Bear Stearns ALT-A Trust
2.881% due 04/25/2037 ~	7,979	6,795
3.083% due 08/25/2036 ^~	317	267
Citigroup Mortgage Loan Trust
2.343% due 03/25/2034 ~	7	7
2.557% due 07/25/2046 ^~	31	31
3.153% due 09/25/2037 ^~	3,500	3,484
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	63	65
Countrywide Home Loan Mortgage Pass-Through Trust 2.911% due 09/25/2047 ^~	19	18
Countrywide Home Loan Reperforming REMIC Trust 0.519% due 11/25/2034 •	286	267
GreenPoint Mortgage Funding Trust 0.542% due 06/25/2045 •	91	87
GSMPS Mortgage Loan Trust 0.452% due 01/25/2036 •	253	213
GSR Mortgage Loan Trust 2.960% due 11/25/2035 ^~	63	45
HarborView Mortgage Loan Trust
0.784% due 06/20/2035 •	436	430
2.082% due 10/19/2035 •	357	248
2.548% due 08/19/2036 ^~	5	5
Impac CMB Trust
0.742% due 03/25/2035 •	122	120
5.730% due 01/25/2033 þ	450	469
IndyMac INDX Mortgage Loan Trust
0.282% due 02/25/2037 •	727	742
0.282% due 02/25/2037 ^•	371	369
0.742% due 07/25/2045 •	134	119
JP Morgan Mortgage Trust 2.872% due 06/25/2036 ^~	239	206

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

JP Morgan Resecuritization Trust 2.500% due 03/25/2056		453	452
Luminent Mortgage Trust 0.462% due 12/25/2036 ^•		19	18
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•		88	6
Morgan Stanley Mortgage Loan Trust 1.976% due 06/25/2036 ~		10	10
Residential Accredit Loans, Inc. Trust
1.010% due 10/25/2037 ~		1,128	1,116
5.074% due 02/25/2036 ^~		99	87
Residential Asset Securitization Trust 0.502% due 01/25/2046 ^•		137	50
Sequoia Mortgage Trust 1.881% due 01/20/2047 ^~		22	17
Structured Adjustable Rate Mortgage Loan Trust
1.482% due 01/25/2035 ^•		36	34
3.023% due 03/25/2036 ^~		49	44
Structured Asset Mortgage Investments Trust 0.252% due 02/25/2037 •		1,353	1,323
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 ^þ		1,428	556
Thornburg Mortgage Securities Trust 1.811% due 06/25/2047 ^•		394	330
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 05/25/2034 •		269	241
2.587% due 01/25/2037 ^~		54	55
2.704% due 12/25/2036 ^~		32	32
2.737% due 04/25/2037 ^~		35	35
2.864% due 09/25/2036 ^~		48	48
Wells Fargo Mortgage-Backed Securities Trust 2.602% due 10/25/2036 ~		690	681

			22,599

U.S. GOVERNMENT AGENCIES 0.0%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049		37	40

Total United States (Cost $79,963)			81,129

ZAMBIA 0.4%
SOVEREIGN ISSUES 0.4%
Zambia Government International Bond
12.000% due 08/26/2026	ZMW	28,500	1,319
12.000% due 03/22/2028		21,800	956
13.000% due 12/05/2026		2,600	118
13.000% due 01/25/2031		130,400	4,969
15.000% due 02/16/2027		18,700	947

Total Zambia (Cost $4,860)			8,309

SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS (j) 0.3%			6,399

SHORT-TERM NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama AS 5.800% due 02/21/2022 (f)		$200	200

ISRAEL TREASURY BILLS 4.3%
(0.016)% due 03/02/2022 - 12/07/2022 (d)(e)	ILS	281,500	90,532

U.S. TREASURY BILLS 1.2%
0.053% due 02/17/2022 - 03/24/2022 (d)(e)(m)(o)		$26,164	26,162

ZAMBIA TREASURY BILLS 0.0%
25.000% due 08/29/2022 (e)(f)	ZMW	2,020	114

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $121,874)		123,407

Total Investments in Securities (Cost $2,547,166)		2,402,106

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short Asset Portfolio	2,991,355	29,836
PIMCO Short-Term Floating NAV Portfolio III	3,245,081	31,535

Total Short-Term Instruments (Cost $61,974)		61,371

Total Investments in Affiliates (Cost $61,974)		61,371

Total Investments 116.3% (Cost $2,609,140)		$2,463,477
Financial Derivative Instruments (l)(n) 1.7%(Cost or Premiums, net $(2,102))		36,039
Other Assets and Liabilities, net (18.0)%		(381,767)

Net Assets 100.0%		$2,117,749

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$6,399	U.S. Treasury Notes 1.250% due 03/31/2028	$(6,527)	$6,399	$6,399

Total Repurchase Agreements	$(6,527)	$6,399	$6,399

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	0.260%	12/06/2021	01/05/2022	$(945)	$(946)
3.500	07/20/2021	TBD(2)	CZK	(69,907)	(3,205)
3.800	08/19/2021	TBD(2)	HUF	(895,112)	(2,768)
3.800	09/10/2021	TBD(2)	(996,221)	(3,081)
3.800	12/08/2021	TBD(2)	(2,378,345)	(7,343)
3.800	12/08/2021	TBD(2)	(1,045,221)	(3,227)
BRC	0.250	10/04/2021	TBD(2)	$(2,752)	(2,752)
0.250	11/17/2021	TBD(2)	(5,185)	(5,186)
0.350	11/17/2021	TBD(2)	(6,133)	(6,135)
0.350	11/24/2021	TBD(2)	(1,142)	(1,142)
0.380	11/17/2021	TBD(2)	(1,595)	(1,596)
1.650	11/24/2021	TBD(2)	PLN	(16,416)	(4,079)
3.000	11/17/2021	TBD(2)	HUF	(1,458,152)	(4,505)
6.450	12/17/2021	01/07/2022	ZAR	(267,624)	(16,846)
6.750	12/22/2021	01/05/2022	(594,253)	(37,376)
6.850	12/20/2021	01/06/2022	(312,841)	(19,684)
8.000	12/14/2021	TBD(2)	RUB	(993,130)	(13,278)
DBL	(0.240)	08/04/2021	TBD(2)	PLN	(69,741)	(17,292)
JML	(0.450)	11/24/2021	02/17/2022	EUR	(3,536)	(4,028)
(0.070)	11/01/2021	01/13/2022	$(310)	(310)
(0.070)	11/18/2021	01/13/2022	(966)	(966)
0.300	10/07/2021	01/19/2022	(18,706)	(18,719)
0.300	10/12/2021	01/19/2022	(1,995)	(1,997)
0.300	10/21/2021	01/19/2022	(617)	(618)
0.350	12/29/2021	01/06/2022	(9,587)	(9,587)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.300	11/24/2021	TBD(2)	HUF	(876,564)	(2,709)
MBC	0.650	08/06/2021	TBD(2)	CZK	(504,114)	(23,134)
0.700	08/18/2021	TBD(2)	(46,031)	(2,112)
1.800	07/28/2021	TBD(2)	PLN	(33,242)	(8,238)
5.850	12/15/2021	01/05/2022	ZAR	(409,853)	(25,799)
SCX	0.280	10/07/2021	10/05/2023	$(3,901)	(3,904)
0.280	10/07/2021	TBD(2)	(2,180)	(2,182)
0.280	12/15/2021	TBD(2)	(27,350)	(27,369)
0.280	12/23/2021	TBD(2)	(12,766)	(12,768)
0.300	07/12/2021	TBD(2)	(7,773)	(7,784)
0.300	07/13/2021	TBD(2)	(5,016)	(5,024)
0.300	10/21/2021	TBD(2)	(10,306)	(10,318)
0.300	11/18/2021	TBD(2)	(18,074)	(18,081)
0.300	12/09/2021	TBD(2)	(5,479)	(5,487)
0.320	10/22/2021	TBD(2)	(7,198)	(7,203)
0.350	10/22/2021	TBD(2)	(3,534)	(3,537)
TDM	0.220	06/18/2021	TBD(2)	(2,116)	(2,116)
UBS	0.350	10/05/2021	TBD(2)	(24,532)	(24,553)
0.350	10/22/2021	TBD(2)	(3,412)	(3,414)

Total Reverse Repurchase Agreements	$(382,398)

(k)	Securities with an aggregate market value of $391,487 and cash of $9,499 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(288,490) at a weighted average interest rate of 1.426%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2022	0.388%	$1,000	$3	$0	$3	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	400	3	0	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.655	1,100	8	0	8	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	100	(1)	1	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	3,300	(14)	10	(4)	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299	1,700	(81)	105	24	0	0

$(82)	$116	$34	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 36 5-Year Index	1.000%	Quarterly	12/20/2026	$17,100	$101	$77	$178	$4	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.000%	Semi-Annual	09/15/2031	SGD	150	$1	$3	$4	$0	$0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	30,300	(131)	444	313	81	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	0.935	Annual	11/23/2023	$203,200	(55)	242	187	22	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.110	Annual	12/12/2023	204,100	1	(108)	(107)	25	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	201,500	2,241	29	2,270	0	(110)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,600	(536)	(85)	(621)	0	(2)
Pay	1-Year BRL-CDI	2.700	Maturity	01/03/2022	BRL	276,200	25	(707)	(682)	0	0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	461,710	1,017	250	1,267	1	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022	6,100	0	17	17	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	30,790	0	83	83	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022	11,100	0	30	30	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	92,400	0	248	248	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022	1,078,800	1,220	1,661	2,881	1	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	355,400	0	945	945	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022	75,500	0	201	201	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022	109,900	0	292	292	0	0
Receive	1-Year BRL-CDI	3.055	Maturity	01/03/2022	31,800	(14)	57	43	0	0
Pay	1-Year BRL-CDI	3.100	Maturity	01/03/2022	747,000	126	(1,447)	(1,321)	0	(1)
Pay	1-Year BRL-CDI	3.125	Maturity	01/03/2022	161,100	0	(277)	(277)	0	0
Pay	1-Year BRL-CDI	3.130	Maturity	01/03/2022	514,900	(56)	(825)	(881)	0	0
Receive	1-Year BRL-CDI	3.150	Maturity	01/03/2022	231,900	(295)	545	250	0	0
Receive	1-Year BRL-CDI	3.170	Maturity	01/03/2022	23,000	(4)	41	37	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022	32,900	0	(67)	(67)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022	717,200	5	(1,454)	(1,449)	0	(1)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022	18,000	0	(37)	(37)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	632,753	(52)	(1,051)	(1,103)	0	(1)
Receive	1-Year BRL-CDI	3.990	Maturity	01/03/2022	134,800	(365)	180	(185)	0	0
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022	363,700	(912)	391	(521)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022	54,047	0	(74)	(74)	0	0
Pay	1-Year BRL-CDI	4.460	Maturity	01/03/2022	5,200	(6)	21	15	0	0
Pay	1-Year BRL-CDI	4.500	Maturity	01/03/2022	207,200	18	594	612	0	0
Receive	1-Year BRL-CDI	4.640	Maturity	01/03/2022	477,400	(2)	392	390	0	0
Receive	1-Year BRL-CDI	5.650	Maturity	01/03/2022	99,700	0	(713)	(713)	0	0
Pay	1-Year BRL-CDI	6.260	Maturity	01/03/2022	85,700	(1)	812	811	0	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022	191,600	993	1,733	2,726	1	0
Pay	1-Year BRL-CDI	4.020	Maturity	01/02/2023	192,900	(451)	(1,788)	(2,239)	0	(3)
Pay	1-Year BRL-CDI	4.030	Maturity	01/02/2023	130,200	0	(1,506)	(1,506)	0	(2)
Pay	1-Year BRL-CDI	4.038	Maturity	01/02/2023	31,800	0	(367)	(367)	0	(1)
Receive	1-Year BRL-CDI	4.045	Maturity	01/02/2023	400,900	(123)	4,392	4,269	6	0
Pay	1-Year BRL-CDI	4.070	Maturity	01/02/2023	113,900	0	(1,300)	(1,300)	0	(2)
Pay	1-Year BRL-CDI	4.100	Maturity	01/02/2023	192,600	6	(2,155)	(2,149)	0	(3)
Receive	1-Year BRL-CDI	4.605	Maturity	01/02/2023	100,000	0	962	962	2	0
Receive	1-Year BRL-CDI	4.640	Maturity	01/02/2023	136,400	0	1,295	1,295	2	0
Pay	1-Year BRL-CDI	4.808	Maturity	01/02/2023	96,700	0	(670)	(670)	0	(1)
Pay	1-Year BRL-CDI	4.950	Maturity	01/02/2023	113,000	0	(710)	(710)	0	(2)
Pay	1-Year BRL-CDI	5.000	Maturity	01/02/2023	82,600	111	(609)	(498)	0	(1)
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023	336,800	(1,424)	3,249	1,825	4	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023	175,800	(1)	(904)	(905)	0	(2)
Receive	1-Year BRL-CDI	5.350	Maturity	01/02/2023	38,300	(203)	377	174	0	0
Receive	1-Year BRL-CDI	5.360	Maturity	01/02/2023	3,300	(19)	32	13	0	0
Receive	1-Year BRL-CDI	5.440	Maturity	01/02/2023	56,200	(39)	242	203	1	0
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023	76,400	0	(181)	(181)	0	(1)
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023	9,800	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023	69,300	418	(514)	(96)	0	(1)
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023	50,600	75	(53)	22	0	(1)
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023	65,600	(137)	78	(59)	1	0
Pay	1-Year BRL-CDI	6.410	Maturity	01/02/2023	224,000	0	(1,527)	(1,527)	0	(3)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023	149,500	681	(289)	392	0	(1)
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023	222,100	0	1,337	1,337	3	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023	225,500	0	1,318	1,318	3	0
Pay	1-Year BRL-CDI	8.418	Maturity	01/02/2023	150,000	0	(633)	(633)	0	(2)
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023	51,100	(2)	970	968	0	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023	27,200	0	(642)	(642)	0	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024	379,500	2,326	3,552	5,878	18	0
Pay	1-Year BRL-CDI	4.870	Maturity	01/02/2024	360,900	(717)	(4,526)	(5,243)	0	(17)
Receive	1-Year BRL-CDI	5.100	Maturity	01/02/2024	119,100	57	1,592	1,649	6	0
Receive	1-Year BRL-CDI	5.135	Maturity	01/02/2024	55,100	0	842	842	3	0
Receive	1-Year BRL-CDI	5.160	Maturity	01/02/2024	171,600	0	2,337	2,337	8	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024	429,300	619	(4,427)	(3,808)	0	(20)
Pay	1-Year BRL-CDI	6.090	Maturity	01/02/2024	27,800	0	(321)	(321)	0	(1)
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024	35,100	0	(312)	(312)	0	(2)
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024	100,700	0	(751)	(751)	0	(5)
Receive	1-Year BRL-CDI	7.790	Maturity	01/02/2024	37,400	(20)	295	275	2	0
Pay	1-Year BRL-CDI	9.105	Maturity	01/02/2024	85,800	0	(324)	(324)	0	(4)
Pay	1-Year BRL-CDI	9.660	Maturity	01/02/2024	73,000	0	(207)	(207)	0	(3)
Pay	1-Year BRL-CDI	9.745	Maturity	01/02/2024	100,600	0	(230)	(230)	0	(4)
Pay	1-Year BRL-CDI	9.780	Maturity	01/02/2024	103,900	0	(245)	(245)	0	(5)
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024	71,100	64	(184)	(120)	0	(3)
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024	5,200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024	20,000	0	(8)	(8)	0	(1)
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024	168,700	0	(31)	(31)	0	(7)
Pay	1-Year BRL-CDI	10.898	Maturity	01/02/2024	170,500	0	(18)	(18)	0	(7)
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024	12,550	0	4	4	0	(1)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024	39,400	0	22	22	0	(2)
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024	9,900	0	8	8	0	0
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024	139,100	0	612	612	0	(6)
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025	37,800	0	(513)	(513)	0	(4)
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025	30,300	0	(345)	(345)	0	(3)
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025	19,400	1	(209)	(208)	0	(2)
Receive	1-Year BRL-CDI	6.050	Maturity	01/02/2025	140,500	692	866	1,558	16	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025	101,500	0	(955)	(955)	0	(11)
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025	116,700	(103)	(557)	(660)	0	(12)
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025	238,100	43	1,144	1,187	24	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/02/2025	20,700	0	220	220	2	0
Pay	1-Year BRL-CDI	7.190	Maturity	01/02/2025	78,000	0	(319)	(319)	0	(8)
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025	113,000	8	(20)	(12)	0	(11)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	3,582	3,668	0	(10)
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(3,280)	(3,280)	9	0
Receive	1-Year BRL-CDI	6.020	Maturity	01/04/2027		20,300	0	433	433	4	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		332,500	(2,415)	(3,840)	(6,255)	0	(73)
Receive	1-Year BRL-CDI	6.180	Maturity	01/04/2027		31,200	37	539	576	7	0
Receive	1-Year BRL-CDI	6.245	Maturity	01/04/2027		130,200	(119)	2,634	2,515	29	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	427	427	5	0
Pay	1-Year BRL-CDI	6.350	Maturity	01/04/2027		81,700	0	(1,718)	(1,718)	0	(18)
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027		114,200	(954)	(904)	(1,858)	0	(25)
Receive	1-Year BRL-CDI	6.500	Maturity	01/04/2027		44,500	0	759	759	10	0
Receive	1-Year BRL-CDI	6.510	Maturity	01/04/2027		86,200	0	1,360	1,360	19	0
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		35,000	(153)	671	518	8	0
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		18,600	0	290	290	4	0
Receive	1-Year BRL-CDI	6.550	Maturity	01/04/2027		51,800	0	778	778	11	0
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		13,000	5	(146)	(141)	0	(3)
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		58,900	0	(622)	(622)	0	(13)
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027		60,400	0	(579)	(579)	0	(13)
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027		104,600	3	933	936	23	0
Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	(225)	(225)	0	(6)
Pay	1-Year BRL-CDI	7.650	Maturity	01/04/2027		23,000	0	(159)	(159)	0	(5)
Receive	1-Year BRL-CDI	7.770	Maturity	01/04/2027		113,500	0	1,405	1,405	25	0
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	(91)	(66)	0	(4)
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		26,900	0	(273)	(273)	0	(6)
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		54,600	14	(534)	(520)	0	(12)
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	(187)	(187)	14	0
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	(35)	408	0	(29)
Receive	1-Year BRL-CDI	8.750	Maturity	01/04/2027		153,500	(203)	1,147	944	34	0
Receive	1-Year BRL-CDI	8.805	Maturity	01/04/2027		22,500	0	(178)	(178)	0	(5)
Pay	1-Year BRL-CDI	9.250	Maturity	01/04/2027		40,600	(2)	(217)	(219)	0	(9)
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	970	966	0	(16)
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		20,000	(5)	(21)	(26)	0	(4)
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		30,600	0	(23)	(23)	0	(7)
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		8,500	0	(12)	(12)	0	(2)
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		129,700	7	(2,203)	(2,196)	29	0
Receive	3-Month CNY-CNREPOFIX	2.787	Quarterly	03/17/2025	CNY	67,400	0	(165)	(165)	4	0
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025		61,600	(152)	31	(121)	0	(5)
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	(17)	91	74	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.735	Quarterly	12/16/2025		41,700	0	(101)	(101)	3	0
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/15/2026		117,600	(71)	(252)	(323)	14	0
Pay	3-Month COP-IBR Compounded-OIS	2.510	Quarterly	07/28/2023		39,078,000	(319)	(132)	(451)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		14,823,000	0	177	177	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	3.240	Quarterly	10/15/2025		29,337,000	0	(687)	(687)	5	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	11/26/2025		30,546,000	0	529	529	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	4.075	Quarterly	11/26/2025		12,151,300	0	207	207	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.090	Quarterly	11/26/2025		7,395,000	0	125	125	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	4.651	Quarterly	11/26/2025		53,000,800	0	(629)	(629)	12	0
Receive	3-Month COP-IBR Compounded-OIS	4.690	Quarterly	11/26/2025		13,228,400	0	153	153	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	5.670	Quarterly	11/26/2025		38,457,600	0	(107)	(107)	9	0
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,804,000	0	231	231	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		13,065,000	156	201	357	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	10/04/2026		23,259,300	0	(42)	(42)	4	0
Pay	3-Month COP-IBR Compounded-OIS	5.880	Quarterly	10/13/2026		8,500,000	0	(8)	(8)	2	0
Pay	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		7,181,000	0	(80)	(80)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.030	Quarterly	06/19/2027		12,067,300	0	302	302	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.975	Quarterly	06/23/2027		11,131,100	0	286	286	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027		10,150,000	0	310	310	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.690	Quarterly	11/03/2027		10,389,200	0	316	316	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	6.140	Quarterly	11/03/2027		52,156,800	0	(15)	(15)	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	6.214	Quarterly	11/03/2027		10,551,700	0	18	18	4	0
Receive	3-Month COP-IBR Compounded-OIS	6.260	Quarterly	11/03/2027		20,690,000	0	(37)	(37)	0	(5)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	6.290	Quarterly	11/03/2027		20,690,000	0	(45)	(45)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	6.380	Quarterly	11/03/2027		5,550,600	0	(18)	(18)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	6.650	Quarterly	11/03/2027		36,209,000	0	(229)	(229)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	6.355	Quarterly	11/18/2027		5,576,100	0	(16)	(16)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	5.260	Quarterly	05/05/2028		18,900,000	0	(220)	(220)	5	0
Pay	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	07/29/2030		30,381,200	0	(980)	(980)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,070	198	1,268	6	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	515	515	2	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		25,411,800	0	186	186	3	0
Pay	3-Month COP-IBR Compounded-OIS	6.560	Quarterly	03/26/2031		1,950,000	0	7	7	0	0
Receive	3-Month COP-IBR Compounded-OIS	5.805	Quarterly	08/02/2031		7,024,000	0	65	65	1	0
Pay	3-Month COP-IBR Compounded-OIS	6.630	Quarterly	10/07/2031		3,234,000	0	22	22	0	0
Pay	3-Month COP-IBR Compounded-OIS	6.660	Quarterly	10/07/2031		1,600,000	0	12	12	0	0
Pay	3-Month COP-IBR Compounded-OIS	6.690	Quarterly	10/07/2031		1,600,000	0	13	13	0	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	106,166,400	(11)	(277)	(288)	74	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		53,171,800	249	76	325	0	(111)
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	35	35	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	753	499	1	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	109	117	0	0
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	(490)	(687)	0	0
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(193)	(184)	9	0
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	07/21/2025		117,400	0	211	211	0	(7)
Receive	3-Month ZAR-JIBAR	4.980	Quarterly	07/21/2025		124,100	0	221	221	0	(7)
Pay	3-Month ZAR-JIBAR	5.105	Quarterly	12/02/2025		76,900	2	(157)	(155)	6	0
Receive	3-Month ZAR-JIBAR	6.200	Quarterly	03/08/2026		358,300	(73)	(24)	(97)	0	(34)
Pay	3-Month ZAR-JIBAR	5.757	Quarterly	04/14/2026		260,000	0	(171)	(171)	24	0
Pay	3-Month ZAR-JIBAR	5.700	Quarterly	04/21/2026		70,100	0	(59)	(59)	7	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		162,400	28	(220)	(192)	16	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		55,200	0	(77)	(77)	5	0
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	206	206	7	0
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		95,700	(18)	(78)	(96)	10	0
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	10/20/2026		63,200	(205)	67	(138)	7	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	179	162	341	30	0
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(51)	(48)	0	(2)
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		70,800	0	(115)	(115)	0	(12)
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		70,700	0	(123)	(123)	0	(12)
Receive	6-Month CLP-CHILIBOR	5.110	Semi-Annual	12/14/2023	CLP	11,759,600	0	95	95	0	(12)
Receive	6-Month CLP-CHILIBOR	5.170	Semi-Annual	12/14/2023		4,899,800	0	33	33	0	(5)
Pay	6-Month CLP-CHILIBOR	1.040	Semi-Annual	12/17/2023		862,000	0	(85)	(85)	1	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		6,691,000	0	589	589	0	(11)
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		6,788,000	0	597	597	0	(11)
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		5,363,000	0	463	463	0	(9)
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		5,495,000	0	472	472	0	(9)
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		5,551,000	0	(457)	(457)	8	0
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		18,107,800	0	(1,632)	(1,632)	23	0
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		10,950,000	0	(1,059)	(1,059)	26	0
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		424,000	0	(41)	(41)	1	0
Receive	6-Month CLP-CHILIBOR	1.020	Semi-Annual	03/01/2025		2,779,000	0	422	422	0	(9)
Receive	6-Month CLP-CHILIBOR	1.025	Semi-Annual	03/01/2025		2,895,000	0	440	440	0	(9)
Receive	6-Month CLP-CHILIBOR	1.030	Semi-Annual	03/01/2025		3,709,000	0	562	562	0	(12)
Pay	6-Month CLP-CHILIBOR	1.470	Semi-Annual	03/01/2025		5,410,000	0	(729)	(729)	17	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025		120,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025		2,805,000	0	15	15	0	(3)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025	5,462,900	0	643	643	0	(18)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025	2,731,300	0	320	320	0	(9)
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025	3,911,000	0	475	475	0	(13)
Pay	6-Month CLP-CHILIBOR	3.030	Semi-Annual	07/19/2025	9,027,900	0	(747)	(747)	11	0
Pay	6-Month CLP-CHILIBOR	1.150	Semi-Annual	07/24/2025	8,009,500	0	(1,318)	(1,318)	12	0
Pay	6-Month CLP-CHILIBOR	1.740	Semi-Annual	12/09/2025	3,515,000	0	(537)	(537)	4	0
Pay	6-Month CLP-CHILIBOR	2.580	Semi-Annual	02/05/2026	4,380,000	0	(515)	(515)	9	0
Receive	6-Month CLP-CHILIBOR	1.780	Semi-Annual	02/17/2026	4,295,000	0	675	675	0	(11)
Receive	6-Month CLP-CHILIBOR	1.785	Semi-Annual	02/17/2026	1,952,000	0	306	306	0	(5)
Receive	6-Month CLP-CHILIBOR	1.790	Semi-Annual	02/17/2026	7,481,000	0	1,172	1,172	0	(19)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026	521,000	0	61	61	0	(2)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026	4,300,000	0	8	8	0	(4)
Receive	6-Month CLP-CHILIBOR	2.305	Semi-Annual	03/10/2026	3,676,500	0	493	493	0	(11)
Receive	6-Month CLP-CHILIBOR	2.325	Semi-Annual	03/10/2026	2,451,100	0	326	326	0	(8)
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026	617,300	0	(97)	(97)	2	0
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	07/06/2026	2,555,000	0	199	199	0	(1)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026	3,039,900	0	245	245	0	(6)
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026	1,629,900	0	240	240	0	(4)
Receive	6-Month CLP-CHILIBOR	2.335	Semi-Annual	09/03/2026	2,933,200	0	430	430	0	(8)
Receive	6-Month CLP-CHILIBOR	2.300	Semi-Annual	09/05/2026	5,884,100	0	876	876	0	(18)
Pay	6-Month CLP-CHILIBOR	4.660	Semi-Annual	09/14/2026	4,018,300	0	(103)	(103)	12	0
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	10/13/2026	2,000,000	0	33	33	6	0
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026	3,446,000	0	(75)	(75)	7	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026	1,657,400	0	27	27	0	(1)
Pay	6-Month CLP-CHILIBOR	2.665	Semi-Annual	01/07/2027	5,000,000	0	(684)	(684)	2	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/22/2027	6,630,000	0	(909)	(909)	9	0
Pay	6-Month CLP-CHILIBOR	1.684	Semi-Annual	06/04/2027	11,074,300	0	(2,288)	(2,288)	14	0
Pay	6-Month CLP-CHILIBOR	1.715	Semi-Annual	06/04/2027	2,208,900	0	(452)	(452)	3	0
Receive	6-Month CLP-CHILIBOR	3.475	Semi-Annual	07/19/2027	6,223,300	0	622	622	0	(7)
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027	9,763,700	0	1,756	1,756	0	(30)
Receive	6-Month CLP-CHILIBOR	1.947	Semi-Annual	11/23/2027	4,288,000	0	883	883	0	(9)
Receive	6-Month CLP-CHILIBOR	1.965	Semi-Annual	11/24/2027	4,159,900	0	852	852	0	(8)
Receive	6-Month CLP-CHILIBOR	2.000	Semi-Annual	11/25/2027	2,200,000	0	447	447	0	(4)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	11/25/2027	2,827,000	0	570	570	0	(5)
Pay	6-Month CLP-CHILIBOR	2.245	Semi-Annual	12/10/2027	775,000	0	(147)	(147)	1	0
Pay	6-Month CLP-CHILIBOR	2.255	Semi-Annual	12/10/2027	4,170,000	0	(788)	(788)	4	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028	483,900	0	58	58	0	0
Receive	6-Month CLP-CHILIBOR	3.470	Semi-Annual	06/15/2028	10,350,000	0	1,286	1,286	0	(9)
Receive	6-Month CLP-CHILIBOR	3.990	Semi-Annual	07/06/2028	2,465,000	0	195	195	0	(2)
Receive	6-Month CLP-CHILIBOR	4.000	Semi-Annual	07/06/2028	1,304,000	0	102	102	0	(1)
Receive	6-Month CLP-CHILIBOR	3.725	Semi-Annual	07/19/2028	1,002,700	(3)	102	99	0	(2)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028	7,185,000	0	709	709	0	(11)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028	3,077,800	0	267	267	0	(8)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.015	Semi-Annual	09/13/2028		445,700	0	(6)	(6)	2	0
Receive	6-Month CLP-CHILIBOR	4.170	Semi-Annual	10/01/2028		2,116,730	0	159	159	0	(7)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028		1,210,000	0	14	14	0	(2)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028		1,458,500	0	(4)	(4)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028		2,538,000	0	(12)	(12)	0	(5)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028		5,600,000	0	(34)	(34)	0	(11)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028		760,000	0	(12)	(12)	0	(1)
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		9,917,400	0	1,602	1,602	0	(9)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		1,423,000	0	(243)	(243)	3	0
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030		2,187,000	0	(584)	(584)	4	0
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030		825,000	0	(218)	(218)	1	0
Pay	6-Month CLP-CHILIBOR	2.105	Semi-Annual	07/13/2030		4,000,000	0	(1,066)	(1,066)	4	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	0	99	99	0	(4)
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	0	20	20	0	(2)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		3,230,000	0	(31)	(31)	0	(4)
Pay	6-Month CLP-CHILIBOR	2.740	Semi-Annual	12/10/2030		2,415,000	0	(542)	(542)	3	0
Receive	6-Month CLP-CHILIBOR	2.548	Semi-Annual	01/07/2031		3,517,700	0	839	839	0	(3)
Pay	6-Month CLP-CHILIBOR	2.770	Semi-Annual	02/12/2031		1,550,000	0	(343)	(343)	4	0
Pay	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/08/2031		1,279,000	0	73	73	4	0
Pay	6-Month CLP-CHILIBOR	5.835	Semi-Annual	10/12/2031		1,970,300	0	95	95	6	0
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		662,000	0	(16)	(16)	2	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		662,000	0	(15)	(15)	2	0
Receive	6-Month CZK-PRIBOR	2.255	Annual	01/15/2023	CZK	692,200	0	164	164	14	0
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(403)	(1,556)	(1,959)	0	(95)
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	1,691	1,691	91	0
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	(1,148)	(1,148)	0	(71)
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		340,000	12	(807)	(795)	0	(47)
Receive	6-Month CZK-PRIBOR	0.690	Annual	03/31/2025		5,800	0	26	26	0	0
Pay	6-Month CZK-PRIBOR	0.915	Annual	09/01/2025		47,200	0	(227)	(227)	0	(7)
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026		46,200	(21)	(149)	(170)	0	(9)
Receive	6-Month CZK-PRIBOR	0.765	Annual	04/07/2026		50,700	0	281	281	10	0
Pay	6-Month CZK-PRIBOR	1.903	Annual	08/04/2026		81,500	0	(291)	(291)	0	(11)
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		206,100	(269)	(480)	(749)	0	(28)
Pay	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		343,700	(518)	(641)	(1,159)	0	(47)
Pay	6-Month CZK-PRIBOR	2.000	Annual	06/20/2028		51,100	(14)	(177)	(191)	0	(6)
Pay	6-Month CZK-PRIBOR	1.890	Annual	01/15/2030		49,600	0	(210)	(210)	0	(8)
Pay	6-Month CZK-PRIBOR	1.477	Annual	02/04/2030		233,600	0	(1,341)	(1,341)	0	(41)
Receive	6-Month CZK-PRIBOR	0.929	Annual	03/13/2030		85,500	0	661	661	20	0
Receive	6-Month CZK-PRIBOR	0.650	Annual	03/31/2030		13,800	12	107	119	2	0
Receive	6-Month CZK-PRIBOR	0.800	Annual	05/11/2030		181,100	0	1,538	1,538	40	0
Pay	6-Month CZK-PRIBOR	2.715	Annual	10/20/2031		83,700	1	(163)	(162)	0	(20)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	25,600	(78)	349	271	24	0
Pay	6-Month HUF-BBR	0.950	Annual	03/02/2022	HUF	7,700,000	104	(78)	26	0	(1)
Pay	6-Month HUF-BBR	0.840	Annual	08/18/2022		8,293,800	(1)	(597)	(598)	0	(37)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	6-Month HUF-BBR	0.960	Annual	03/05/2023		2,993,000	0	(375)	(375)	0	(15)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		5,305,100	(165)	(1,087)	(1,252)	0	(34)
Pay	6-Month HUF-BBR	2.325	Annual	07/20/2024		6,436,400	(2)	(1,195)	(1,197)	0	(45)
Receive	6-Month HUF-BBR	0.980	Annual	07/23/2024		4,770,600	0	1,436	1,436	35	0
Receive	6-Month HUF-BBR	0.710	Annual	03/31/2025		2,281,500	0	865	865	24	0
Receive	6-Month HUF-BBR	1.100	Annual	04/03/2025		1,176,900	0	394	394	13	0
Receive	6-Month HUF-BBR	1.155	Annual	04/03/2025		1,682,600	0	553	553	18	0
Receive	6-Month HUF-BBR	0.825	Annual	08/06/2025		3,700,000	0	1,552	1,552	34	0
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(1,659)	(1,669)	0	(47)
Pay	6-Month HUF-BBR	1.770	Annual	02/24/2026		3,434,000	0	(1,106)	(1,106)	0	(37)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(217)	(1,439)	(1,656)	0	(55)
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(102)	(162)	(264)	0	(12)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(542)	(192)	(734)	0	(27)
Pay	6-Month PLN-WIBOR	1.833	Annual	02/05/2022	PLN	100,300	0	429	429	3	0
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024		6,600	(8)	47	39	3	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	23	10	1	0
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	513	513	0	(1)
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		8,600	7	(118)	(111)	0	(2)
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		145,600	251	(2,185)	(1,934)	0	(30)
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		62,000	0	1,476	1,476	8	0
Receive	6-Month PLN-WIBOR	0.481	Annual	08/06/2025		47,600	0	1,277	1,277	5	0
Pay	6-Month PLN-WIBOR	0.565	Annual	08/14/2025		56,500	0	(1,478)	(1,478)	0	(8)
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		18,900	0	(395)	(395)	0	(1)
Pay	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		7,700	22	(186)	(164)	0	0
Pay	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		21,700	6	(500)	(494)	0	(2)
Pay	6-Month PLN-WIBOR	1.330	Annual	08/23/2026		28,500	0	(677)	(677)	0	(5)
Pay	6-Month PLN-WIBOR	1.930	Annual	10/05/2026		39,000	(16)	(665)	(681)	0	(14)
Pay	6-Month PLN-WIBOR	2.375	Annual	10/12/2026		64,100	(6)	(826)	(832)	0	(19)
Receive	6-Month PLN-WIBOR	3.004	Annual	12/09/2026		33,600	0	266	266	0	(2)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		35,800	0	305	305	0	(2)
Receive	6-Month PLN-WIBOR	0.663	Annual	06/25/2027		17,700	521	117	638	1	0
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029		52,000	9	1,693	1,702	7	0
Receive	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		12,600	64	123	187	2	0
Pay	6-Month PLN-WIBOR	1.421	Annual	02/25/2030		80,400	0	(2,718)	(2,718)	0	(7)
Pay	6-Month PLN-WIBOR	1.163	Annual	12/03/2030		8,700	0	(388)	(388)	1	0
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		28,400	0	1,138	1,138	0	(2)
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		30,600	0	382	382	0	(6)
Pay	28-Day MXN-TIIE	6.475	Lunar	06/09/2022		85,000	0	5	5	0	0
Receive	28-Day MXN-TIIE	6.658	Lunar	06/09/2022		101,100	0	(10)	(10)	0	0
Pay	28-Day MXN-TIIE	4.515	Lunar	08/17/2022		142,000	0	(91)	(91)	0	(2)
Pay	28-Day MXN-TIIE	4.700	Lunar	08/25/2022		168,800	0	(100)	(100)	0	(2)
Receive	28-Day MXN-TIIE	4.535	Lunar	11/15/2022		2,838,800	2,488	280	2,768	27	0
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		620,100	75	229	304	4	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	262	262	3	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	39	39	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		226,200	127	(23)	104	1	0
Pay	28-Day MXN-TIIE	4.245	Lunar	02/15/2023		188,100	0	(284)	(284)	0	(1)
Pay(5)	28-Day MXN-TIIE	4.350	Lunar	02/15/2023		963,300	0	(1,293)	(1,293)	0	0
Pay(5)	28-Day MXN-TIIE	4.290	Lunar	02/16/2023		229,100	0	(315)	(315)	0	0
Pay(5)	28-Day MXN-TIIE	4.300	Lunar	02/16/2023		1,247,600	0	(1,708)	(1,708)	0	0
Pay	28-Day MXN-TIIE	4.335	Lunar	02/21/2023		405,000	0	(598)	(598)	0	(2)
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	1,830	(454)	0	(1)
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	1,505	(364)	0	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	392	392	11	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		23,900	0	(35)	(35)	0	0
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		47,800	0	(68)	(68)	0	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		165,200	0	(231)	(231)	0	0
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		23,900	0	(33)	(33)	0	0
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		23,900	0	(33)	(33)	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	03/17/2023		1,033,400	0	62	62	9	0
Receive	28-Day MXN-TIIE	4.900	Lunar	03/22/2023		168,500	0	214	214	0	0
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		564,000	(649)	883	234	0	(3)
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023		8,600	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023		3,789,000	0	(1,419)	(1,419)	0	(42)
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		538,600	0	(376)	(376)	3	0
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023		1,829,200	(8)	2,445	2,437	0	0
Receive	28-Day MXN-TIIE	5.070	Lunar	05/03/2023		730,000	0	950	950	0	(2)
Receive	28-Day MXN-TIIE	4.970	Lunar	05/09/2023		129,200	0	181	181	0	0
Pay	28-Day MXN-TIIE	5.260	Lunar	05/17/2023		650,000	0	(801)	(801)	0	0
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	1,432	1,432	12	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	2,504	2,504	21	0
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023		1,966,600	0	(48)	(48)	4	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,578,600	0	2,361	2,361	16	0
Pay	28-Day MXN-TIIE	7.110	Lunar	11/28/2023		559,700	0	(100)	(100)	1	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023		339,200	0	(207)	(207)	0	(2)
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		353,900	206	(14)	192	2	0
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024		700,000	0	(711)	(711)	0	(6)
Pay	28-Day MXN-TIIE	4.590	Lunar	02/20/2024		104,800	0	(285)	(285)	0	(1)
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024		151,900	0	421	421	2	0
Receive	28-Day MXN-TIIE	4.570	Lunar	02/21/2024		1,345,800	0	3,689	3,689	16	0
Receive	28-Day MXN-TIIE	8.035	Lunar	02/22/2024		538,100	(2,575)	2,214	(361)	0	(2)
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024		131,100	0	(234)	(234)	0	(1)
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024		784,500	(72)	(344)	(416)	0	0
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024		230,000	0	(95)	(95)	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	06/17/2024		880,600	0	(2,485)	(2,485)	0	(12)
Pay	28-Day MXN-TIIE	4.715	Lunar	06/24/2024		57,000	0	(172)	(172)	0	(1)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	28-Day MXN-TIIE	4.695	Lunar	06/25/2024	286,500	0	(871)	(871)	0	(4)
Pay	28-Day MXN-TIIE	4.610	Lunar	06/27/2024	360,100	0	(1,131)	(1,131)	0	(5)
Receive	28-Day MXN-TIIE	7.180	Lunar	06/27/2024	1,091,200	0	208	208	3	0
Pay	28-Day MXN-TIIE	6.513	Lunar	09/26/2024	387,000	0	(424)	(424)	0	(5)
Receive	28-Day MXN-TIIE	4.870	Lunar	11/12/2024	104,900	0	342	342	2	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025	329,600	3	(340)	(337)	0	(4)
Pay	28-Day MXN-TIIE	6.600	Lunar	01/13/2025	186,200	0	(203)	(203)	0	(3)
Receive	28-Day MXN-TIIE	6.635	Lunar	01/15/2025	591,700	(242)	863	621	9	0
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025	128,000	0	459	459	3	0
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025	173,800	0	621	621	4	0
Pay	28-Day MXN-TIIE	6.510	Lunar	02/24/2025	371,900	0	(455)	(455)	0	(5)
Pay	28-Day MXN-TIIE	6.415	Lunar	02/25/2025	34,200	0	(47)	(47)	0	0
Receive	28-Day MXN-TIIE	6.855	Lunar	03/20/2025	966,000	0	776	776	13	0
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025	371,000	0	850	850	5	0
Pay	28-Day MXN-TIIE	5.080	Lunar	06/16/2025	121,900	0	(431)	(431)	0	(2)
Receive	28-Day MXN-TIIE	4.830	Lunar	07/22/2025	266,700	(2)	1,072	1,070	4	0
Receive	28-Day MXN-TIIE	4.835	Lunar	07/24/2025	49,400	0	198	198	1	0
Pay	28-Day MXN-TIIE	4.970	Lunar	08/08/2025	141,000	0	(541)	(541)	0	(2)
Pay	28-Day MXN-TIIE	4.917	Lunar	08/11/2025	115,500	(5)	(449)	(454)	0	(1)
Pay	28-Day MXN-TIIE	4.980	Lunar	08/12/2025	113,600	0	(436)	(436)	0	(1)
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025	164,500	0	613	613	2	0
Receive	28-Day MXN-TIIE	4.770	Lunar	01/06/2026	124,300	0	566	566	1	0
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026	94,300	0	(445)	(445)	0	(1)
Pay	28-Day MXN-TIIE	4.730	Lunar	02/06/2026	78,600	1	(371)	(370)	0	(1)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/11/2026	282,700	0	1,227	1,227	2	0
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026	47,400	0	207	207	0	0
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026	74,200	0	322	322	1	0
Receive	28-Day MXN-TIIE	6.210	Lunar	03/19/2026	79,800	0	172	172	0	0
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026	1,580,300	0	(4,618)	(4,618)	0	(6)
Pay	28-Day MXN-TIIE	6.070	Lunar	04/29/2026	315,000	0	(768)	(768)	0	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026	111,700	0	(306)	(306)	0	0
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026	133,600	0	168	168	0	(1)
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026	284,600	0	303	303	0	(1)
Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026	171,800	0	326	326	0	(1)
Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026	69,400	0	129	129	0	0
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026	49,200	0	84	84	0	0
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026	35,800	0	61	61	0	0
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026	398,600	(9)	(778)	(787)	2	0
Pay	28-Day MXN-TIIE	7.285	Lunar	09/30/2026	42,100	0	(10)	(10)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026	138,200	0	(68)	(68)	1	0
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026	339,600	0	(157)	(157)	2	0
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026	24,240	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026	164,400	0	(32)	(32)	1	0
Pay	28-Day MXN-TIIE	7.450	Lunar	10/16/2026	8,300	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.265	Lunar	11/02/2026	287,500	0	(64)	(64)	3	0
Receive	28-Day MXN-TIIE	7.240	Lunar	12/16/2026	128,300	0	43	43	0	(1)
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026	154,700	0	49	49	0	(1)
Receive	28-Day MXN-TIIE	6.565	Lunar	06/03/2027	141,500	0	267	267	0	0
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028	4,000	0	5	5	0	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028	2,208,700	0	2,960	2,960	0	(5)
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028	400,200	(135)	(1,793)	(1,928)	2	0
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028	1,018,400	0	(4,598)	(4,598)	7	0
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028	978,600	0	(4,984)	(4,984)	8	0
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029	415,000	0	1,172	1,172	0	(7)
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029	196,950	0	562	562	0	(3)
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029	542,200	7	(1,016)	(1,009)	12	0
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029	181,800	0	349	349	0	(4)
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029	595,300	1,032	(666)	366	0	(15)
Receive	28-Day MXN-TIIE	6.845	Lunar	11/02/2029	215,800	0	391	391	6	0
Receive	28-Day MXN-TIIE	6.830	Lunar	12/27/2029	25,600	0	48	48	1	0
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030	257,800	0	671	671	8	0
Pay	28-Day MXN-TIIE	7.210	Lunar	02/28/2030	120,300	0	(92)	(92)	0	(3)
Pay	28-Day MXN-TIIE	7.220	Lunar	02/28/2030	69,800	0	(51)	(51)	0	(2)
Receive	28-Day MXN-TIIE	7.750	Lunar	03/08/2030	387,800	0	(336)	(336)	9	0
Receive	28-Day MXN-TIIE	6.288	Lunar	04/25/2030	324,500	(119)	1,313	1,194	9	0
Receive	28-Day MXN-TIIE	6.040	Lunar	05/02/2030	61,800	0	277	277	2	0
Receive	28-Day MXN-TIIE	6.060	Lunar	05/16/2030	32,300	0	143	143	1	0
Receive	28-Day MXN-TIIE	5.940	Lunar	05/23/2030	54,300	0	261	261	2	0
Receive	28-Day MXN-TIIE	6.095	Lunar	05/29/2030	30,800	0	134	134	1	0
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2030	176,800	0	884	884	6	0
Pay	28-Day MXN-TIIE	5.885	Lunar	06/07/2030	279,600	0	(1,405)	(1,405)	0	(9)
Pay	28-Day MXN-TIIE	5.870	Lunar	06/12/2030	116,000	0	(586)	(586)	0	(4)
Pay	28-Day MXN-TIIE	5.865	Lunar	06/13/2030	251,300	0	(1,274)	(1,274)	0	(8)
Receive	28-Day MXN-TIIE	5.590	Lunar	07/03/2030	95,900	0	575	575	3	0
Receive	28-Day MXN-TIIE	5.610	Lunar	07/03/2030	265,500	(1)	1,576	1,575	9	0
Pay	28-Day MXN-TIIE	5.445	Lunar	12/05/2030	21,300	0	(143)	(143)	0	(1)
Pay	28-Day MXN-TIIE	5.450	Lunar	12/05/2030	18,900	0	(127)	(127)	0	(1)
Pay	28-Day MXN-TIIE	5.540	Lunar	12/31/2030	70,700	0	(455)	(455)	0	(2)
Pay	28-Day MXN-TIIE	5.520	Lunar	01/27/2031	211,600	(458)	(928)	(1,386)	0	(6)
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031	58,300	0	(295)	(295)	0	(2)
Pay	28-Day MXN-TIIE	5.990	Lunar	02/12/2031	138,300	0	(695)	(695)	0	(4)
Pay	28-Day MXN-TIIE	6.040	Lunar	02/12/2031	497,500	5	(2,421)	(2,416)	0	(14)
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031	457,400	(16)	1,348	1,332	11	0
Receive	28-Day MXN-TIIE	6.550	Lunar	04/04/2031	73,000	0	233	233	2	0
Receive	28-Day MXN-TIIE	6.755	Lunar	04/29/2031	32,700	0	82	82	1	0
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031	175,700	0	(493)	(493)	0	(4)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	28-Day MXN-TIIE	6.715	Lunar	05/30/2031	7,900	(10)	(11)	(21)	0	0
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031	230,700	(173)	478	305	4	0
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031	126,900	0	194	194	3	0
Pay	28-Day MXN-TIIE	7.650	Lunar	09/24/2031	18,900	0	9	9	0	0
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031	237,200	0	11	11	0	(5)
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031	18,350	0	10	10	0	0
Pay	28-Day MXN-TIIE	7.600	Lunar	10/08/2031	44,600	0	16	16	0	(1)
Pay	28-Day MXN-TIIE	7.700	Lunar	10/10/2031	30,300	0	22	22	0	(1)
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031	19,900	0	13	13	0	0
Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031	406,800	0	(394)	(394)	7	0
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031	110,200	0	(113)	(113)	2	0
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031	146,400	0	(66)	(66)	3	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032	525,400	360	1,156	1,516	0	(8)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	26,800	0	(40)	(40)	0	0
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039	434,200	0	105	105	0	(10)
Pay	28-Day MXN-TIIE	7.675	Lunar	06/09/2039	421,800	0	(333)	(333)	0	(9)
Pay	28-Day MXN-TIIE	7.625	Lunar	07/12/2039	124,000	0	(135)	(135)	0	(3)
Pay	28-Day MXN-TIIE	7.640	Lunar	07/13/2039	106,600	0	(109)	(109)	0	(3)
Pay	28-Day MXN-TIIE	7.127	Lunar	08/10/2039	132,900	0	(484)	(484)	0	(4)
Receive	28-Day MXN-TIIE	7.210	Lunar	10/28/2039	40,000	0	130	130	1	0
Receive	28-Day MXN-TIIE	7.253	Lunar	10/28/2039	80,000	0	242	242	2	0
Receive	28-Day MXN-TIIE	7.180	Lunar	10/31/2039	94,900	0	325	325	3	0
Receive	28-Day MXN-TIIE	7.200	Lunar	10/31/2039	82,300	0	273	273	2	0
Receive	28-Day MXN-TIIE	7.065	Lunar	12/26/2039	95,600	0	387	387	3	0
Pay	28-Day MXN-TIIE	7.990	Lunar	02/17/2040	69,200	0	50	50	0	(2)
Pay	28-Day MXN-TIIE	8.300	Lunar	02/17/2040	286,700	0	666	666	0	(8)
Receive	28-Day MXN-TIIE	6.623	Lunar	05/17/2040	66,500	0	429	429	3	0
Receive	28-Day MXN-TIIE	6.435	Lunar	05/18/2040	14,500	0	108	108	1	0
Receive	28-Day MXN-TIIE	6.463	Lunar	05/18/2040	79,400	0	579	579	3	0
Receive	28-Day MXN-TIIE	6.500	Lunar	05/25/2040	181,500	0	1,290	1,290	7	0
Receive	28-Day MXN-TIIE	6.480	Lunar	05/28/2040	406,000	0	2,909	2,909	15	0
Receive	28-Day MXN-TIIE	6.545	Lunar	05/30/2040	74,600	0	509	509	3	0
Receive	28-Day MXN-TIIE	6.540	Lunar	05/31/2040	164,600	0	1,129	1,129	6	0
Receive	28-Day MXN-TIIE	6.430	Lunar	06/04/2040	17,000	0	126	126	1	0
Receive	28-Day MXN-TIIE	6.380	Lunar	06/05/2040	85,800	0	661	661	3	0
Receive	28-Day MXN-TIIE	6.260	Lunar	06/07/2040	101,100	0	842	842	4	0
Receive	28-Day MXN-TIIE	6.465	Lunar	09/26/2040	64,000	0	471	471	2	0

						$(3,470)	$6,664	$3,194	$1,667	$(2,246)

Total Swap Agreements						$(3,451)	$6,857	$3,406	$1,672	$(2,246)

(m)

Securities with an aggregate market value of $10,349 and cash of $22,646 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		01/2022		BRL	15,849	$2,840		$0		$(5)
		01/2022		CNH	100	16		0		0
		01/2022		CNY	35,087	5,447		0		(67)
		01/2022		CZK	56,288	2,548		0		(24)
		01/2022		PEN	10,489	2,537		0		(90)
		01/2022		RUB	213,380	2,850		11		0
		01/2022		THB	309,402	9,611		349		0
		01/2022		TWD	6,005	218		1		0
		01/2022			$2,772	BRL	15,849	73		0
		01/2022			9,834	CLP	8,341,690	0		(54)
		01/2022			16	CNH	100	0		0
		01/2022			32,762	CZK	704,812	0		(552)
		01/2022			1,203	IDR	17,345,937	16		0
		01/2022			1,890	PEN	7,826	70		0
		02/2022		CLP	12,149,427	$14,832		687		0
		02/2022		EUR	11,423	12,940		0		(77)
		02/2022		ILS	17	5		0		0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	02/2022	INR	9,040		119	0	(2)
	02/2022	PLN	19,595		4,768	0	(80)
	02/2022		$8,314	CLP	7,103,897	0	(9)
	02/2022		7,931	EUR	7,028	77	0
	02/2022		3,411	MXN	70,465	4	0
	02/2022		29,808	PLN	114,211	0	(1,553)
	02/2022		13,965	ZAR	212,948	0	(686)
	02/2022	ZAR	87,338		$5,710	268	0
	03/2022	KZT	2,400,438		5,375	0	(15)
	03/2022	MXN	69,930		3,325	0	(46)
	03/2022	MYR	128,031		30,537	0	(154)
	03/2022	SGD	3,410		2,489	0	(40)
	03/2022		$6,347	COP	25,546,675	0	(114)
	03/2022		2,524	KZT	1,126,966	7	0
	03/2022		51,751	MXN	1,077,868	245	0
	03/2022		17,289	MYR	73,133	242	0
	03/2022		3,895	PEN	16,137	129	0
	03/2022		347	TRY	5,986	78	0
	04/2022	MXN	78,365		$3,578	0	(178)
	04/2022		$9,292	TRY	101,945	0	(2,251)
	05/2022	CLP	751,960		$880	17	0
	07/2022		$9,568	PEN	38,649	0	(18)
	11/2022	PEN	11,200		$2,708	0	(32)
	11/2022	ZAR	57,217		3,603	158	0
BPS	01/2022	BRL	364,441		65,187	0	(243)
	01/2022	CLP	894,960		1,031	0	(17)
	01/2022	CNH	128,324		20,083	0	(83)
	01/2022	IDR	129,681,714		8,986	0	(125)
	01/2022	PEN	12,089		3,007	0	(20)
	01/2022	RUB	135,822		1,832	25	0
	01/2022		$64,533	BRL	364,441	896	0
	01/2022		765	CLP	658,815	5	0
	01/2022		2,514	CNH	16,061	10	0
	01/2022		315	CZK	7,168	13	0
	01/2022		3,875	IDR	55,309,299	10	0
	01/2022		2,946	RUB	218,300	0	(42)
	02/2022	CLP	658,815		$765	0	(5)
	02/2022	COP	10,352,292		2,649	112	0
	02/2022	EUR	7,443		8,400	0	(81)
	02/2022	INR	15,902		210	0	(2)
	02/2022	MXN	562,042		26,822	0	(414)
	02/2022	PLN	18,821		4,603	0	(53)
	02/2022		$2,170	CLP	1,784,107	0	(89)
	02/2022		1,328	COP	5,219,426	0	(49)
	02/2022		23,229	EUR	20,576	218	0
	02/2022		29,866	MXN	620,387	198	0
	02/2022		4	PLN	17	0	0
	02/2022		1,910	VND	44,025,500	19	0
	02/2022		4,381	ZAR	69,923	0	(20)
	02/2022	ZAR	111,653		$7,579	620	0
	03/2022	CLP	1,784,107		2,166	90	0
	03/2022	MYR	164,248		38,740	0	(633)
	03/2022	THB	239,443		7,105	0	(60)
	03/2022		$16,482	MYR	69,480	174	0
	03/2022		376	THB	12,637	2	0
	04/2022	BRL	17,100		$3,032	32	0
	04/2022	DKK	36,200		5,653	101	0
	04/2022	TRY	54,941		4,567	778	0
	05/2022	ZAR	33,609		2,126	55	0
	06/2022		$1,261	MXN	25,971	0	(30)
	07/2022	BRL	17,500		$3,050	62	0
	08/2022	CNH	155,805		23,392	0	(768)
	08/2022	ZAR	136,672		8,560	238	0
	09/2022	CNH	155,805		23,523	0	(585)
	09/2022		$23,335	CNH	155,805	772	0
	10/2022	CNH	155,805		$23,475	0	(589)
	10/2022		$23,471	CNH	155,805	593	0
	10/2022		6,190	ZAR	103,530	66	0
	11/2022	CNH	155,805		$23,809	0	(215)
	11/2022		$23,426	CNH	155,805	598	0
	11/2022		18,788	ZAR	315,131	196	(6)
	11/2022	ZAR	62,996		$3,954	160	0
	12/2022	CNH	155,805		23,871	0	(114)
	12/2022	TRY	132,361		10,175	2,474	0
	12/2022		$23,767	CNH	155,805	218	0
	01/2023		23,827		155,805	123	0
BRC	01/2022	CLP	111,189		$136	6	0
	02/2022		$21,558	EUR	19,100	206	0
	02/2022		297	HUF	97,268	2	0
	03/2022	MYR	142,565		$33,775	0	(408)
	04/2022		$2,063	TRY	21,643	0	(571)
BSH	01/2022	BRL	205,100		$38,447	1,911	(287)
	01/2022		$36,753	BRL	205,100	69	0
	02/2022		954	CLP	780,000	0	(43)
	05/2022	CLP	13,654,112		$16,226	553	0
	07/2022	BRL	123,300		22,172	1,118	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	10/2022		111,200		19,398	925	0
CBK	01/2022		15,773		2,826	0	(5)
	01/2022	CLP	4,762,638		5,499	0	(74)
	01/2022	IDR	69,216,925		4,818	0	(45)
	01/2022	PEN	65,025		16,380	115	(17)
	01/2022	PHP	107,277		2,119	30	0
	01/2022	RUB	652,161		8,769	93	0
	01/2022		$3,739	BRL	21,455	112	0
	01/2022		24,373	CLP	20,061,377	0	(856)
	01/2022		11,396	CZK	253,861	205	0
	01/2022		18,300	IDR	263,554,254	215	0
	01/2022		14,485	PEN	57,701	197	(234)
	01/2022		9,611	THB	309,955	0	(332)
	01/2022		2,303	TRY	32,290	138	0
	01/2022		453	UYU	19,644	0	(14)
	01/2022	UYU	11,230		$255	4	0
	02/2022	BRL	5,682		992	0	(21)
	02/2022	CLP	37,676,785		44,823	843	0
	02/2022	COP	115,359,933		29,422	1,149	0
	02/2022	PEN	27,653		6,754	0	(162)
	02/2022	PLN	1,760		430	0	(5)
	02/2022	RON	18,158		4,118	0	(46)
	02/2022		$35,141	CLP	29,716,423	0	(456)
	02/2022		24,492	PLN	94,158	37	(1,235)
	02/2022		11,398	ZAR	166,419	0	(1,028)
	02/2022	ZAR	337,915		$20,976	31	(119)
	03/2022	CLP	10,779,644		12,738	196	0
	03/2022	PEN	15,776		3,817	0	(119)
	03/2022	THB	961,329		29,215	493	(48)
	03/2022		$516	KZT	229,791	0	0
	03/2022		9,299	PEN	38,284	255	0
	03/2022		17,781	THB	590,512	132	(241)
	03/2022		1,105	UYU	49,642	0	(5)
	04/2022	DKK	157,205		$24,442	329	0
	04/2022	ILS	17,206		5,491	0	(49)
	04/2022	THB	705,223		21,892	787	0
	04/2022		$49,044	MXN	1,064,284	1,957	0
	04/2022		21,058	THB	705,223	47	0
	04/2022		6,244	ZAR	102,150	68	0
	05/2022	PEN	139,223		$34,045	0	(575)
	05/2022	ZAR	163,187		10,058	4	0
	06/2022	ILS	73,196		22,556	0	(1,047)
	06/2022		$1,841	VND	42,311,703	3	0
	08/2022	ILS	6,402		$2,044	0	(24)
	08/2022	PEN	8,924		2,207	3	0
	08/2022		$8,233	ZAR	136,672	88	0
	12/2022	ILS	32,006		$10,239	0	(143)
	12/2022	PEN	32,665		7,788	0	(189)
DUB	01/2022	CNH	56,510		8,835	0	(45)
	01/2022	TRY	7,551		563	0	0
	01/2022		$3,725	CNH	23,804	16	0
	01/2022		51,166	CZK	1,124,350	217	0
	01/2022		10,915	TRY	169,373	1,708	0
	02/2022	INR	15,076		$199	0	(3)
	02/2022	RUB	398,861		5,328	38	0
	02/2022		$70,213	HUF	22,490,560	0	(1,131)
	02/2022		95,791	PLN	388,991	444	0
	02/2022		1,370	RUB	100,737	0	(34)
	03/2022	MYR	15,678		$3,688	0	(71)
	03/2022		$21,842	MYR	92,750	392	0
	03/2022		11,314	THB	380,215	64	0
FBF	01/2022		980	PEN	4,017	26	0
GLM	01/2022	CLP	16,029,211		$19,104	311	0
	01/2022	CNH	85,033		13,242	0	(121)
	01/2022	IDR	9,363,877		659	1	0
	01/2022	MXN	1,086,996		51,663	0	(1,274)
	01/2022	PEN	20,609		5,209	49	0
	01/2022	TRY	15,372		1,158	0	(4)
	01/2022		$1,626	CZK	36,646	49	0
	01/2022		1,020	DOP	57,798	0	(14)
	01/2022		821	PEN	3,385	26	0
	01/2022		6,126	RUB	447,334	0	(175)
	01/2022		2,079	TRY	36,980	697	0
	02/2022	DOP	47,566		$834	7	0
	02/2022	EUR	396	RSD	46,878	3	0
	02/2022		341		$386	0	(2)
	02/2022	HUF	345,456		1,060	0	(1)
	02/2022	PLN	4,072		983	0	(25)
	02/2022	RON	7,665		1,749	0	(9)
	02/2022		$6,917	BRL	38,251	0	(121)
	02/2022		19,038	COP	74,663,729	0	(739)
	02/2022		2,752	HUF	902,809	21	0
	02/2022		2,390	MXN	51,360	99	0
	02/2022		339	PLN	1,401	8	0
	02/2022		1,147	RON	5,066	15	0
	02/2022		1,499	RUB	111,079	0	(26)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	02/2022		20,708	ZAR	320,015	89	(851)
	02/2022	ZAR	346,595		$22,270	658	0
	03/2022	MYR	8,777		2,077	0	(28)
	03/2022	THB	96,124		3,002	125	0
	03/2022		$1,336	CLP	1,104,786	0	(50)
	03/2022		1,215	KZT	550,082	20	0
	03/2022		7,405	MXN	153,956	18	0
	03/2022		83,360	MYR	354,421	1,621	0
	03/2022		237	RUB	17,877	0	(1)
	04/2022	TRY	111,681		$10,437	2,724	0
	04/2022	ZAR	102,150		6,653	340	0
	05/2022	CLP	11,894,519		14,364	718	0
	05/2022		$2,048	ZAR	33,609	23	0
	06/2022	TRY	22,335		$1,421	0	(61)
	08/2022	COP	31,261,320		7,756	287	0
	10/2022	BRL	16,500		2,883	142	0
	10/2022	ZAR	103,431		6,563	314	0
	11/2022	ILS	133,887		43,365	0	(12)
	11/2022	ZAR	60,589		3,774	126	0
HUS	01/2022	BRL	5,682		989	0	(31)
	01/2022	CLP	20,912,525		24,142	0	(338)
	01/2022	CNH	310,014		48,412	0	(297)
	01/2022	CZK	36,161		1,633	0	(20)
	01/2022	GBP	133		177	0	(3)
	01/2022	IDR	166,743,511		11,487	0	(227)
	01/2022	TRY	63,109		4,905	201	0
	01/2022	TWD	75,724		2,727	0	(7)
	01/2022		$3,102	CNY	19,944	33	0
	01/2022		26,277	COP	105,540,257	0	(382)
	01/2022		2,144	CZK	48,557	75	0
	01/2022		3,715	IDR	53,951,942	75	0
	01/2022		13,412	RUB	993,130	0	(200)
	01/2022		33	TRY	455	1	0
	01/2022		253	UYU	11,230	0	(1)
	02/2022	CLP	414,324		$518	34	0
	02/2022	EUR	60,458		69,394	502	0
	02/2022	ILS	25,187		8,123	20	0
	02/2022	PLN	1,127		274	0	(5)
	02/2022		$1,335	CLP	1,113,984	0	(33)
	02/2022		8,885	COP	33,754,571	0	(612)
	02/2022		7,720	EUR	6,813	44	0
	02/2022		3,756	PLN	15,772	146	0
	02/2022		2,312	RON	10,149	16	0
	02/2022		4,737	RUB	343,346	0	(184)
	02/2022		1,993	ZAR	31,764	0	(12)
	03/2022	SGD	10,887		$7,948	0	(128)
	03/2022	THB	71,801		2,242	94	0
	03/2022		$441	CLP	365,098	0	(16)
	03/2022		35,644	MYR	150,598	456	0
	03/2022		581	RUB	43,746	0	(4)
	03/2022		9,363	THB	314,446	53	(6)
	04/2022	DKK	37,505		$5,859	107	0
	05/2022	CLP	8,752,044		10,539	493	0
	06/2022	TRY	77		5	0	0
IND	02/2022	ZAR	45,659		2,957	110	0
	03/2022	MYR	191,748		45,288	0	(688)
	03/2022		$3,570	MYR	15,205	76	0
	06/2022	TWD	93,587		$3,517	100	0
	06/2024		$3,517	TWD	90,489	0	(83)
JPM	01/2022	BRL	679,615		$119,440	0	(2,573)
	01/2022	CNH	219,071		34,212	0	(214)
	01/2022	CNY	129,402		20,087	0	(251)
	01/2022	IDR	14,080,920		977	0	(12)
	01/2022	MXN	283,411		13,752	49	(100)
	01/2022	PHP	1,380,183		27,276	405	0
	01/2022	RUB	380,949		5,084	16	0
	01/2022	THB	553		16	0	0
	01/2022	TRY	38,170		2,929	66	0
	01/2022	UAH	89,111		3,313	48	0
	01/2022		$121,784	BRL	679,615	230	0
	01/2022		32	CNY	206	0	0
	01/2022		2,316	IDR	33,260,076	21	0
	01/2022		1,528	PEN	6,227	31	0
	01/2022		2,484	TRY	34,879	150	(24)
	02/2022	COP	139,992,843		$35,524	1,214	0
	02/2022	EUR	10,313		11,654	0	(98)
	02/2022	INR	30,336		400	0	(5)
	02/2022		$121,380	BRL	695,010	2,549	0
	02/2022		41,186	CLP	34,708,545	0	(674)
	02/2022		12,871	EUR	11,325	34	0
	02/2022		10,192	ZAR	151,008	0	(775)
	02/2022	ZAR	147,461		$9,391	212	(8)
	03/2022	COP	21,460,244		5,308	72	0
	03/2022	ILS	18,809		5,989	0	(63)
	03/2022	KRW	380,732		322	2	0
	03/2022	KZT	539,516		1,196	0	(16)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	03/2022	SGD	14,020		10,228	0	(172)
	03/2022	UAH	17,615		630	0	(2)
	03/2022		$204	HKD	1,588	0	0
	03/2022		582	KZT	259,790	1	0
	03/2022		70,251	THB	2,384,070	1,098	0
	03/2022		1,999	TRY	34,978	486	0
	04/2022	BRL	17,600		$3,115	27	0
	04/2022	DKK	4,900		770	18	0
	04/2022	TRY	155,545		15,266	4,539	0
	04/2022	UAH	26,302		846	0	(83)
	04/2022		$1,735	TRY	24,517	0	(44)
	05/2022	CLP	23,680,351		$27,963	802	0
	05/2022	COP	62,096,294		15,651	620	0
	06/2022	TRY	79,937		5,083	0	(221)
	07/2022	BRL	12,800		2,329	144	0
	07/2022		$1,827	VND	42,386,400	18	0
	08/2022	ILS	100,750		$31,512	0	(1,027)
	08/2022	ZMW	13,716		561	0	(186)
	10/2022	BRL	9,200		1,588	59	0
	12/2022		$5,083	TRY	90,620	190	0
MYI	01/2022	BRL	579,416		$103,787	0	(238)
	01/2022	IDR	38,360,244		2,642	0	(53)
	01/2022	RUB	40,387		539	2	0
	01/2022		$102,885	BRL	579,416	1,139	0
	01/2022		9,270	CLP	7,839,639	0	(78)
	01/2022		1,324	CNH	8,433	1	0
	01/2022		128	CZK	2,887	4	0
	01/2022		7,021	IDR	101,202,518	88	0
	01/2022		7,923	PEN	32,229	147	0
	01/2022		3,163	RUB	236,734	0	(14)
	01/2022		286	TRY	4,309	38	0
	02/2022	BRL	24,367		$4,205	0	(140)
	02/2022	CLP	7,392,846		9,228	585	0
	02/2022	EUR	81,838		92,565	0	(690)
	02/2022	ILS	12		4	0	0
	02/2022		$5,790	BRL	33,378	150	0
	02/2022		3,129	CLP	2,578,609	0	(114)
	02/2022		10,814	EUR	9,612	139	0
	02/2022		5	PLN	20	0	0
	03/2022	CLP	3,310,538		$3,989	137	0
	03/2022	KZT	343,036		764	0	(6)
	03/2022	MYR	43,629		10,365	0	(96)
	03/2022	THB	278,408		8,306	0	(26)
	03/2022	UAH	35,431		1,260	0	(12)
	03/2022		$7,121	CLP	5,884,336	0	(274)
	03/2022		7,888	MYR	33,229	79	0
	03/2022		2,068	PEN	8,487	52	0
	03/2022		9,348	THB	313,470	33	0
	05/2022		3,951	CLP	3,310,538	0	(153)
	06/2022	MXN	91,722		$4,459	113	0
	08/2022		$6,943	ZAR	111,279	0	(175)
	12/2022	TRY	118,946		$9,414	2,494	0
NGF	08/2022		$18,854	CNH	125,302	576	0
RBC	02/2022		9,369	CLP	7,980,046	0	(40)
	02/2022		2,065	MXN	43,494	43	0
RYL	01/2022		2,478	CZK	54,653	20	0
	02/2022	COP	33,360,747		$8,518	342	0
	02/2022		$2,878	COP	11,331,017	0	(101)
	02/2022		9,933	MXN	212,942	386	0
	02/2022	ZAR	14,626		$950	38	0
SCX	01/2022	CNH	64,162		9,980	0	(103)
	01/2022	CNY	152,470		23,825	0	(140)
	01/2022	IDR	948,830		66	0	(1)
	01/2022	PEN	6,563		1,592	0	(51)
	01/2022	TRY	3,527		272	9	0
	01/2022		$4,816	CNY	30,960	50	0
	01/2022		11,733	IDR	168,790,938	124	0
	01/2022		822	PEN	3,389	26	0
	02/2022	PEN	33,633		$8,174	0	(230)
	02/2022		$509	COP	1,984,829	0	(22)
	02/2022		6,946	EUR	6,132	41	0
	02/2022	ZAR	72,115		$4,590	96	0
	03/2022	THB	106,569		3,357	167	0
	03/2022		$181	MYR	765	2	0
	06/2022	TRY	5,067		$322	0	(15)
	07/2022		$1,839	VND	42,554,460	14	0
	08/2022		4,545	CNH	30,503	185	0
	11/2022	PEN	4,505		$1,088	0	(14)
SOG	02/2022	ZAR	3,983		259	11	0
SSB	01/2022	BRL	38,044		6,672	0	(158)
	01/2022	CLP	19,950,188		25,295	1,908	0
	02/2022		$6,627	BRL	38,044	157	0
TOR	01/2022	MXN	140,721		$6,869	16	0
	01/2022		$2,534	CZK	55,988	24	0
	02/2022	ZAR	3,162		$207	9	0
	03/2022		$54,540	MXN	1,155,623	1,171	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

UAG	01/2022	BRL	67,827	$11,947	0	(230)
01/2022	RUB	271,671	3,649	35	0
01/2022	$11,991	BRL	67,827	186	0
01/2022	4,070	CZK	89,451	22	(4)
01/2022	8,379	IDR	120,410,419	80	0
01/2022	848	RUB	61,554	0	(29)
01/2022	800	TRY	13,689	220	0
02/2022	PLN	9,386	$2,307	0	(15)
02/2022	$353	ILS	1,113	5	0
02/2022	2,762	MXN	58,561	76	0
02/2022	372	PLN	1,535	7	0
02/2022	38,500	ZAR	614,430	0	(197)
02/2022	ZAR	139,635	$8,911	204	0
03/2022	SGD	924	675	0	(10)
03/2022	TRY	41,891	2,372	0	(604)
03/2022	$10,308	CLP	8,520,069	0	(395)
03/2022	720	RUB	54,413	0	(3)
04/2022	TRY	94,709	$8,978	2,446	0
05/2022	$10,113	ZAR	163,187	0	(59)
06/2022	3,198	MXN	65,786	0	(81)
06/2022	2,372	TRY	44,617	588	0
11/2022	ZAR	133,955	$8,537	470	0
01/2023	$3,023	TWD	78,505	0	(121)

Total Forward Foreign Currency Contracts	$65,699	$(38,003)

PURCHASED OPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC USD versus CNH D&O @ 6.250	CNH	6.250	02/18/2022	33,027,000	$35	$10

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	$90	$36
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	135
CBK	Call - OTC USD versus CNH	CNH	6.670	03/31/2022	17,783	129	21
GLM	Call - OTC USD versus BRL	BRL	5.800	02/15/2022	16,081	810	191
MYI	Put - OTC EUR versus USD	$1.100	03/30/2022	86,062	510	182
Put - OTC USD versus MXN	MXN	19.700	06/10/2022	29,724	640	164
Call - OTC USD versus ZAR	ZAR	17.000	08/22/2022	16,162	674	618

$2,943	$1,347

Total Purchased Options	$2,978	$1,357

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC USD versus CNH	CNH	6.950	03/31/2022	35,566	$(90)	$(12)
GLM	Put - OTC USD versus BRL	BRL	5.000	02/15/2022	16,081	(412)	(7)
MYI	Put - OTC USD versus MXN	MXN	19.100	06/10/2022	29,724	(357)	(64)
Put - OTC USD versus ZAR	ZAR	13.800	08/22/2022	16,162	(169)	(62)

Total Written Options	$(1,028)	$(145)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Fibra Uno Trust «	1.000%	Quarterly	06/20/2022	0.44%	$800	$(6)	$3	$0	$(3)
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	2.829	3,200	110	(71)	39	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.182	1,400	(7)	13	6	0
HUS	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.182	6,900	(28)	57	29	0
JPM	Ghana Government International Bond	5.000	Quarterly	06/20/2024	9.024	800	2	(69)	0	(67)
Nigeria Government International Bond	1.000	Quarterly	06/20/2022	2.350	4,300	(29)	3	0	(26)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	2.864		2,600	(62)	(7)	0	(69)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	2.623		500	(18)	3	0	(15)
MYC	Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.521		1,100	(21)	13	0	(8)

								$(59)	$(55)	$74	$(188)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «		1.000%	Quarterly	06/20/2023	EUR	400	$(31)	$10	$0	$(21)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month ILS-TELBOR	0.295%	Annual	09/08/2025	ILS	39,000	$0	$132	$132	$0
	Pay	3-Month ILS-TELBOR	1.963	Annual	02/16/2028		28,700	(2)	763	761	0
	Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028		130,200	0	12	12	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	473	473	0
	Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030		19,500	0	(210)	0	(210)
	Receive	3-Month KRW-KORIBOR	1.197	Quarterly	03/18/2025	KRW	64,449,000	0	1,050	1,050	0
	Pay	3-Month MYR-KLIBOR(6)	2.750	Quarterly	03/16/2025	MYR	179,100	(81)	7	0	(74)
	Receive	3-Month MYR-KLIBOR(6)	3.000	Quarterly	03/16/2027		67,500	(48)	40	0	(8)
	Receive	3-Month MYR-KLIBOR(6)	3.250	Quarterly	03/16/2029		80,400	(65)	(26)	0	(91)
	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031		56,080	25	300	325	0
	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	09/15/2031		27,500	(7)	179	172	0
	Receive	3-Month MYR-KLIBOR	3.250	Quarterly	12/15/2031		100,211	52	102	154	0
	Pay	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026	THB	140,000	(11)	29	18	0
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	55	55	0
	Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	25	25	0
	Pay	3-Month ILS-TELBOR	0.588	Annual	04/29/2026		1,400	0	0	0	0
	Receive	3-Month KRW-KORIBOR	1.420	Quarterly	01/23/2022	KRW	167,322,800	0	(121)	0	(121)
	Pay	3-Month KRW-KORIBOR	1.450	Quarterly	01/23/2025		67,610,200	0	(565)	0	(565)
	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	6,800	13	26	39	0
	Receive	3-Month MYR-KLIBOR	3.250	Quarterly	12/15/2031		11,670	(23)	41	18	0
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024	ILS	12,800	0	96	96	0
	Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024		39,500	0	(42)	0	(42)
	Receive	3-Month ILS-TELBOR	0.795	Annual	06/20/2028		43,000	0	40	40	0
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	1,132	1,132	0
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(1,012)	0	(1,012)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	545	545	0
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	553	553	0
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	(866)	0	(866)
	Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024		64,700	0	(54)	0	(54)
	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	1,730	1	9	10	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(12)	0	(12)
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	322	284	0
CKL	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	ILS	11,000	(36)	342	306	0
DUB	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	49	49	0
GLM	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	146	143	0
	Pay	3-Month ILS-TELBOR	0.235	Annual	01/15/2023	ILS	122,700	0	109	109	0
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	1,281	1,281	0
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		64,900	0	(385)	0	(385)
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		10,700	0	(64)	0	(64)
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	(59)	0	(59)
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	965	965	0
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	(33)	0	(33)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	85	85	0
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	920	920	0
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	52	52	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		10,300	0	263	263	0
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	69	69	0
	Pay	3-Month KRW-KORIBOR	1.193	Quarterly	03/18/2022	KRW	147,137,000	0	(24)	0	(24)
	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	09/15/2031	MYR	2,700	(5)	22	17	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	607	607	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(1,051)	0	(1,051)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(746)	0	(746)
	Pay	6-Month CLP-CHILIBOR(6)	4.319	Semi-Annual	05/22/2029		10,120,000	0	(503)	0	(503)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(266)	0	(266)
GST	Pay	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026	THB	331,900	(26)	68	42	0
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	835	835	0
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	429	429	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	510	511	0
JPM	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	(50)	0	(50)
	Receive	3-Month ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	13	13	0
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	465	465	0
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	547	547	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

MYC	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	5,500	13	19	32	0
	Receive	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026	THB	204,500	(21)	(5)	0	(26)
	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	12/15/2031		86,100	(34)	63	29	0
NGF	Receive	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026		546,100	(52)	(18)	0	(70)
	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		2,288,600	29	519	548	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		811,300	(295)	(6)	0	(301)
	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	12/15/2031		278,500	88	6	94	0
SCX	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	09/15/2031	MYR	17,400	4	105	109	0
	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	12/15/2031	THB	69,800	10	14	24	0

								$(511)	$8,316	$14,438	$(6,633)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.400%	Maturity	05/03/2022		$23	$0	$40	$40	$0
GLM	Pay	USD versus CAD 1-Year ATM Realized Volatility	7.000	Maturity	01/21/2022		70	0	(55)	0	(55)
	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.275	Maturity	01/12/2022		19	0	51	51	0
JPM	Receive	EUR versus USD 1-Year ATM Realized Volatility	6.550	Maturity	05/03/2022		19	0	(21)	0	(21)
	Receive	USD versus JPY 1-Year ATM Realized Volatility	6.040	Maturity	01/25/2022		35	0	(2)	0	(2)
	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.300	Maturity	04/22/2022		23	0	36	36	0
UAG	Receive	EUR versus USD 1-Year ATM Realized Volatility	5.600	Maturity	01/24/2022		29	0	(14)	0	(14)

								$0	$35	$127	$(92)

Total Swap Agreements								$(601)	$8,306	$14,639	$(6,934)

(o)

Securities with an aggregate market value of $594 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,757	$0	$3,757
Austria
Corporate Bonds & Notes	0	251	0	251
Brazil
Corporate Bonds & Notes	0	16,709	7,435	24,144
Sovereign Issues	0	94,525	0	94,525
Cayman Islands
Asset-Backed Securities	0	13,325	0	13,325
Corporate Bonds & Notes	0	14,269	0	14,269
Chile
Sovereign Issues	0	98,208	0	98,208
China
Sovereign Issues	0	328,125	0	328,125
Colombia
Corporate Bonds & Notes	0	9,827	0	9,827
Sovereign Issues	0	121,004	0	121,004
Czech Republic
Sovereign Issues	0	41,094	0	41,094
Denmark
Corporate Bonds & Notes	0	36,040	0	36,040
Dominican Republic
Sovereign Issues	0	7,630	0	7,630
Egypt
Sovereign Issues	0	20,631	0	20,631
France
Corporate Bonds & Notes	0	0	1,503	1,503
Germany
Corporate Bonds & Notes	0	11,579	36,043	47,622
Hong Kong
Corporate Bonds & Notes	0	384	0	384
Hungary
Sovereign Issues	0	23,485	0	23,485
India
Corporate Bonds & Notes	0	11,893	0	11,893
Indonesia
Sovereign Issues	0	109,033	0	109,033
Ireland
Asset-Backed Securities	0	910	0	910
Corporate Bonds & Notes	0	4,818	0	4,818
Israel
Sovereign Issues	0	32,301	0	32,301
Italy
Corporate Bonds & Notes	0	4,694	0	4,694
Ivory Coast
Loan Participations and Assignments	0	0	4,440	4,440
Kazakhstan
Corporate Bonds & Notes	0	7,257	0	7,257
Luxembourg
Corporate Bonds & Notes	0	1,550	0	1,550
Malaysia
Sovereign Issues	0	181,044	0	181,044
Mexico
Sovereign Issues	0	62,224	0	62,224
Netherlands
Corporate Bonds & Notes	0	5,149	0	5,149
Loan Participations and Assignments	0	762	0	762
Nigeria
Loan Participations and Assignments	0	7,047	0	7,047
Sovereign Issues	0	3,037	0	3,037
Peru
Corporate Bonds & Notes	0	4,734	0	4,734
Sovereign Issues	0	81,159	0	81,159
Philippines
Sovereign Issues	0	10,931	0	10,931
Poland
Sovereign Issues	0	39,793	0	39,793
Qatar
Corporate Bonds & Notes	0	0	150	150
Romania
Sovereign Issues	0	64,850	0	64,850
Russia
Sovereign Issues	0	151,850	0	151,850
Serbia
Sovereign Issues	0	3,445	0	3,445
Singapore
Corporate Bonds & Notes	0	11,339	0	11,339
Sovereign Issues	0	21,353	0	21,353
South Africa
Corporate Bonds & Notes	0	15,389	12,316	27,705
Loan Participations and Assignments	0	0	6,629	6,629
Sovereign Issues	0	225,690	0	225,690
South Korea
Sovereign Issues	0	33,310	0	33,310
Spain

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Corporate Bonds & Notes	0	242	0	242
Preferred Securities	0	234	0	234
Supranational
Corporate Bonds & Notes	0	28,696	0	28,696
Tanzania
Loan Participations and Assignments	0	6,690	0	6,690
Thailand
Sovereign Issues	0	123,131	0	123,131
Turkey
Loan Participations and Assignments	0	0	8,186	8,186
Sovereign Issues	0	9,341	0	9,341
Ukraine
Sovereign Issues	0	6,929	0	6,929
United Kingdom
Corporate Bonds & Notes	0	621	0	621
Non-Agency Mortgage-Backed Securities	0	270	0	270
United States
Asset-Backed Securities	0	47,216	0	47,216
Corporate Bonds & Notes	0	11,274	0	11,274
Non-Agency Mortgage-Backed Securities	0	22,599	0	22,599
U.S. Government Agencies	0	40	0	40
Zambia
Sovereign Issues	0	8,309	0	8,309
Short-Term Instruments
Zambia Treasury Bills	0	114	0	114
Repurchase Agreements	0	6,399	0	6,399
Short-Term Notes	0	200	0	200
Israel Treasury Bills	0	90,532	0	90,532
U.S. Treasury Bills	0	26,162	0	26,162

$0	$2,325,404	$76,702	$2,402,106
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$61,371	$0	$0	$61,371

Total Investments	$61,371	$2,325,404	$76,702	$2,463,477

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,672	0	1,672
Over the counter	0	81,695	0	81,695

$0	$83,367	$0	$83,367
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,246)	0	(2,246)
Over the counter	0	(45,058)	(24)	(45,082)

$0	$(47,304)	$(24)	$(47,328)

Total Financial Derivative Instruments	$0	$36,063	$(24)	$36,039

Totals	$61,371	$2,361,467	$76,678	$2,499,516

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$1,638	$5,704	$0	$(61)	$0	$154	$0	$0	$7,435	$154
Cayman Islands
Asset-Backed Securities	3,181	0	(3,175)	2	1	(9)	0	0	0	0
France
Corporate Bonds & Notes	1,461	0	0	14	0	28	0	0	1,503	28
Germany
Corporate Bonds & Notes	45,876	0	0	(6)	0	1,752	0	(11,579)	36,043	1,322
Ivory Coast
Loan Participations and Assignments	8,616	0	(3,958)	1	(301)	82	0	0	4,440	(112)
Jersey, Channel Islands
Asset-Backed Securities	1,934	0	(1,939)	(3)	8	0	0	0	0	0
Nigeria

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Loan Participations and Assignments	7,922	0	(878)	25	8	(30)	0	(7,047)	0	0
Qatar
Corporate Bonds & Notes	141	0	0	1	0	8	0	0	150	8
South Africa
Corporate Bonds & Notes	0	13,149	0	0	0	(833)	0	0	12,316	(833)
Loan Participations and Assignments	29,903	1,319	(24,965)	182	0	190	0	0	6,629	316
Turkey
Loan Participations and Assignments	0	8,557	0	1	0	(372)	0	0	8,186	(372)

	$100,672	$28,729	$(34,915)	$156	$(284)	$970	$0	$(18,626)	$76,702	$511
Financial Derivative Instruments – Liabilities
Over the counter	$0	$(36)	$0	$0	$0	$12	$0	$0	$(24)	$1

Totals	$100,672	$28,693	$(34,915)	$156	$(284)	$982	$0	$(18,626)	$76,678	$511

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$1,859	Other Valuation Techniques(3)			—			—	—
		5,576	Reference Instrument			Weighted Average		BRL	50.472	—
France
Corporate Bonds & Notes		1,503	Other Valuation Techniques(3)			—			—	—
Germany
Corporate Bonds & Notes		36,043	Other Valuation Techniques(3)			—			—	—
Ivory Coast
Loan Participations and Assignments		4,440	Third Party Vendor			Broker Quote			100.000	—
Qatar
Corporate Bonds & Notes		150	Other Valuation Techniques(3)			—			—	—
South Africa
Corporate Bonds & Notes		12,316	Other Valuation Techniques(3)			—			—	—
Loan Participations and Assignments		6,629	Reference Instrument			Yield			6.169	—
Turkey
Loan Participations and Assignments		8,186	Third Party Vendor			Broker Quote			98.500	—
Financial Derivative Instruments - Liabilities
Over the counter		(24)	Indicative Market Quotation			Broker Quote			(4.608) - (0.440)	(4.281)

Total		$76,678

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.1% ¤
CORPORATE BONDS & NOTES 37.5%
BANKING & FINANCE 18.8%
AIB Group PLC 2.875% due 05/30/2031 •	EUR	200	$240
Ally Financial, Inc. 8.000% due 11/01/2031		$250	354
American Tower Corp. 3.100% due 06/15/2050		300	293
Asian Development Bank 4.700% due 03/12/2024	MXN	5,600	258
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	100	131
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(g)(h)		200	232
5.875% due 09/24/2023 •(g)(h)		200	242
Banco BTG Pactual S.A. 2.750% due 01/11/2026		$600	570
Bancolombia S.A. 3.000% due 01/29/2025		400	402
Bank of America Corp. 2.687% due 04/22/2032 •		200	203
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	470	564
Barclays PLC
7.750% due 09/15/2023 •(g)(h)		$200	215
7.875% due 03/15/2022 •(g)(h)		200	203
BNP Paribas S.A. 4.625% due 02/25/2031 •(g)(h)		200	201
Boston Properties LP
2.550% due 04/01/2032		150	149
3.400% due 06/21/2029		100	106
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	353
Citycon Treasury BV 1.625% due 03/12/2028	EUR	300	341
CPI Property Group S.A.
1.500% due 01/27/2031		100	109
2.750% due 01/22/2028	GBP	200	271
CTP NV 1.500% due 09/27/2031	EUR	500	552
Cyrusone Europe Finance DAC 1.125% due 05/26/2028		300	343
First American Financial Corp. 2.400% due 08/15/2031		$400	392
Ford Motor Credit Co. LLC
3.096% due 05/04/2023		200	204
3.664% due 09/08/2024		200	208
5.125% due 06/16/2025		200	218
5.584% due 03/18/2024		200	216
FS KKR Capital Corp. 3.125% due 10/12/2028		400	398
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	400	482
Goldman Sachs Group, Inc. 2.383% due 07/21/2032 •		$400	394
Grainger PLC 3.000% due 07/03/2030	GBP	100	141
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		$200	207
HAT Holdings LLC
3.375% due 06/15/2026		535	541
3.750% due 09/15/2030		300	300
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	241
3.375% due 12/15/2029		600	612
3.500% due 09/15/2030		200	206
Howard Hughes Corp. 4.375% due 02/01/2031		600	607
Hudson Pacific Properties LP 3.950% due 11/01/2027		230	247
ING Groep NV
2.727% due 04/01/2032 •		200	204

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.875% due 05/16/2027 •(g)(h)		200	191
4.250% due 05/16/2031 •(g)(h)		200	189
4.875% due 05/16/2029 •(g)(h)		200	202
International Finance Corp. 8.000% due 10/09/2023	IDR	3,900,000	289
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$200	214
6.250% due 05/16/2024 •(g)(h)	EUR	200	248
Kilroy Realty LP
2.500% due 11/15/2032		$200	194
2.650% due 11/15/2033		300	292
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	700	515
Lloyds Banking Group PLC 7.625% due 06/27/2023 •(g)(h)	GBP	200	290
MAF Sukuk Ltd. 3.933% due 02/28/2030		$200	215
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	200	277
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		$200	199
NE Property BV 3.375% due 07/14/2027	EUR	300	378
Nexi SpA 1.625% due 04/30/2026		550	623
Nomura Holdings, Inc. 2.172% due 07/14/2028		$200	196
OneMain Finance Corp. 3.500% due 01/15/2027		781	773
Owl Rock Capital Corp. 2.875% due 06/11/2028		200	196
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	202
Regency Centers LP 3.700% due 06/15/2030		100	110
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		200	221
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	300	339
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(g)(h)		$200	204
SLM Corp. 3.125% due 11/02/2026		600	595
Societe Generale S.A.
4.750% due 05/26/2026 •(g)(h)		200	204
7.875% due 12/18/2023 •(g)(h)		200	219
Standard Chartered PLC
1.214% due 03/23/2025 •		300	298
2.678% due 06/29/2032 •		200	197
7.750% due 04/02/2023 •(g)(h)		200	212
Starwood Property Trust, Inc. 3.625% due 07/15/2026		620	618
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(g)		200	208
UBS AG 5.125% due 05/15/2024 (h)		200	214
UBS Group AG 4.375% due 02/10/2031 •(g)(h)		200	198
UDR, Inc. 3.100% due 11/01/2034		100	104
UniCredit SpA 5.459% due 06/30/2035 •		400	436
VICI Properties LP 3.500% due 02/15/2025		500	508
Weyerhaeuser Co.
4.000% due 11/15/2029		100	112
7.375% due 03/15/2032		50	70
Workspace Group PLC 2.250% due 03/11/2028	GBP	100	134
ZF Finance GmbH 2.000% due 05/06/2027	EUR	400	456

			23,490

INDUSTRIALS 14.1%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	400	569
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029	EUR	500	559
Ball Corp. 3.125% due 09/15/2031		$580	574
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	115
Berkeley Group PLC 2.500% due 08/11/2031	GBP	600	784

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

Boise Cascade Co. 4.875% due 07/01/2030		$300	317
Boral Finance Pty. Ltd. 3.750% due 05/01/2028		100	106
Burberry Group PLC 1.125% due 09/21/2025	GBP	100	133
CDW LLC 3.569% due 12/01/2031		$500	521
Cellnex Finance Co. S.A. 3.875% due 07/07/2041		200	192
DaVita, Inc. 3.750% due 02/15/2031		300	293
Fair Isaac Corp. 4.000% due 06/15/2028		570	587
Faurecia SE 2.375% due 06/15/2027	EUR	500	572
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		$150	159
Gap, Inc.
3.625% due 10/01/2029		250	248
3.875% due 10/01/2031		250	247
Graphic Packaging International LLC 2.625% due 02/01/2029	EUR	400	465
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	249
4.000% due 05/01/2031		200	205
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	426
John Lewis PLC 6.125% due 01/21/2025		200	299
Lenovo Group Ltd. 3.421% due 11/02/2030		$400	404
Level 3 Financing, Inc. 3.750% due 07/15/2029		80	76
Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	138
4.500% due 07/10/2027		300	421
Metalsa S.A. de C.V. 3.750% due 05/04/2031		$150	145
Micron Technology, Inc. 2.703% due 04/15/2032		200	201
Natura Cosmeticos S.A. 4.125% due 05/03/2028		600	590
Nemak S.A.B. de C.V. 2.250% due 07/20/2028	EUR	300	331
Newell Brands, Inc. 4.875% due 06/01/2025		$200	218
NextEra Energy Operating Partners LP
3.875% due 10/15/2026		150	159
4.250% due 07/15/2024		300	312
Nokia Oyj 3.125% due 05/15/2028	EUR	200	254
Pearson Funding PLC 3.750% due 06/04/2030	GBP	100	147
Prosus NV 3.061% due 07/13/2031		$600	586
RELX Capital, Inc. 4.000% due 03/18/2029		100	111
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	209
Renewable Energy Group, Inc. 5.875% due 06/01/2028		500	514
Sixt SE 1.750% due 12/09/2024	EUR	100	118
Standard Industries, Inc. 2.250% due 11/21/2026		600	671
Sunnova Energy Corp. 5.875% due 09/01/2026		$450	459
Travis Perkins PLC 3.750% due 02/17/2026	GBP	400	561
Valeo S.A. 1.000% due 08/03/2028	EUR	400	444
Verallia S.A. 1.625% due 05/14/2028		400	467
VeriSign, Inc. 2.700% due 06/15/2031		$400	403
Vilmorin & Cie S.A. 1.375% due 03/26/2028	EUR	200	228
Vmed O2 UK Financing PLC 4.750% due 07/15/2031		$600	609
VMware, Inc. 1.800% due 08/15/2028		200	195
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	500	575

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

Weir Group PLC 2.200% due 05/13/2026		$400	395

			17,561

UTILITIES 4.6%
AES Corp.
1.375% due 01/15/2026		110	107
2.450% due 01/15/2031		220	215
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	202
Avangrid, Inc. 3.800% due 06/01/2029		100	109
Azure Power Energy Ltd. 3.575% due 08/19/2026		200	202
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		200	210
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		200	205
Clearway Energy Operating LLC 3.750% due 02/15/2031		450	450
Dominion Energy, Inc. 2.250% due 08/15/2031		200	195
Greenko Dutch BV 3.850% due 03/29/2026		394	399
Greenko Power Ltd. 4.300% due 12/13/2028		200	204
Iberdrola International BV 6.750% due 09/15/2033		250	340
India Green Energy Holdings 5.375% due 04/29/2024		250	258
India Green Power Holdings 4.000% due 02/22/2027		250	252
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029		450	455
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	200	143
Pattern Energy Operations LP 4.500% due 08/15/2028		$500	519
Solar Star Funding LLC 5.375% due 06/30/2035		165	191
Southern California Edison Co. 2.500% due 06/01/2031		100	100
Southwestern Public Service Co. 3.150% due 05/01/2050		100	104
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		335	368
TerraForm Power Operating LLC
4.250% due 01/31/2023		200	205
5.000% due 01/31/2028		200	212
Vodafone Group PLC 5.125% due 06/04/2081 •		110	113

			5,758

Total Corporate Bonds & Notes (Cost $47,218)			46,809

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
3.000% due 04/01/2059		1,905	2,019
3.500% due 05/01/2056 - 08/01/2059		2,413	2,615
Freddie Mac 0.853% due 11/25/2030 ~(a)		2,798	179
Uniform Mortgage-Backed Security 4.000% due 09/01/2049		243	259
Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2052		600	638

Total U.S. Government Agencies (Cost $5,768)			5,710

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2030		108	120
0.125% due 07/15/2031		1,744	1,962
0.750% due 02/15/2045		188	242
1.000% due 02/15/2046		362	495
1.375% due 02/15/2044		415	594

Total U.S. Treasury Obligations (Cost $3,368)			3,413

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.5%
Adjustable Rate Mortgage Trust
0.342% due 08/25/2036 •		742	347
0.662% due 08/25/2036 •		297	146
American Home Mortgage Assets Trust
0.292% due 12/25/2046 ^•		39	35

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.522% due 06/25/2037 •	162	164
BAMLL Commercial Mortgage Securities Trust
0.044% due 09/15/2038 ~(a)	261,000	81
2.860% due 09/15/2038 •	1,000	1,002
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~	1,855	1,789
4.957% due 08/10/2035 ~	700	764
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~	1,160	1,160
Bear Stearns ALT-A Trust 0.422% due 06/25/2046 ^•	376	368
Beast Mortgage Trust
2.200% due 03/15/2036 •	300	300
2.750% due 03/15/2036 •	300	300
Beneria Cowen & Pritzer Collateral Funding Corp. 2.602% due 06/15/2038 •	900	892
BSREP Commercial Mortgage Trust 0.125% due 08/15/2038 ~(a)	233,200	180
Chase Mortgage Finance Trust 3.135% due 03/25/2037 ^~	149	152
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	326	338
Commercial Mortgage Trust
0.336% due 12/15/2038 ~(a)	82,173	263
1.410% due 06/15/2034 •	107	105
1.660% due 06/15/2034 •	734	705
3.250% due 12/15/2038 •	1,000	1,003
Countrywide Alternative Loan Trust
0.482% due 10/25/2046 •	87	85
0.743% due 11/20/2035 •	175	163
Countrywide Home Loan Mortgage Pass-Through Trust 2.718% due 02/25/2047 ^~	54	53
Countrywide Home Loan Reperforming REMIC Trust 4.551% due 01/25/2034 ^~	91	89
Credit Suisse Mortgage Capital Trust 3.196% due 07/10/2034 ~	1,000	1,001
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.852% due 04/25/2047 •	85	84
DOLP Trust 3.704% due 05/10/2041 ~	1,100	1,076
DROP Mortgage Trust
2.360% due 04/15/2026 •	400	401
2.860% due 04/15/2026 •	400	401
Extended Stay America Trust
1.810% due 07/15/2038 •	323	324
2.360% due 07/15/2038 •	572	573
GCT Commercial Mortgage Trust 1.810% due 02/15/2038 •	200	200
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	200	195
HarborView Mortgage Loan Trust 3.643% due 06/19/2036 ^~	150	95
Independence Plaza Trust
3.911% due 07/10/2035	1,500	1,540
4.158% due 07/10/2035	200	206
4.356% due 07/10/2035	350	359
IndyMac INDX Mortgage Loan Trust
0.272% due 01/25/2037 ^•	88	89
0.622% due 07/25/2035 •	420	344
J.P. Morgan Chase Commercial Mortgage Securities Corp.
1.810% due 04/15/2038 •	900	901
2.220% due 05/15/2034 •	1,020	1,023
2.610% due 05/15/2034 •	900	899
J.P. Morgan Chase Commercial Mortgage Securities Trust
1.860% due 03/15/2036 •	100	100
1.950% due 06/15/2038 •	1,000	997
2.410% due 03/15/2036 •	300	299
JP Morgan Chase Commercial Mortgage Securities Trust 3.210% due 03/15/2036 •	300	299
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	1,100	1,045
MAD Mortgage Trust 3.366% due 08/15/2034 ~	100	101
Merrill Lynch Alternative Note Asset Trust 0.502% due 03/25/2037 •	855	342
MFT Mortgage Trust 3.283% due 08/10/2040 ~	250	246
MFT Trust 3.358% due 02/10/2042	100	100
Morgan Stanley Capital Trust
0.174% due 12/15/2023 ~(a)	180,160	299
3.186% due 12/15/2023 •	1,500	1,496
3.300% due 12/15/2036 •	700	702
Morgan Stanley Mortgage Loan Trust 0.422% due 06/25/2036 •	276	79

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

NYO Commercial Mortgage Trust 2.655% due 11/15/2038 •	1,500	1,495
One New York Plaza Trust 1.060% due 01/15/2036 •	200	200
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	304	295
6.000% due 06/25/2036 ^	174	172
6.000% due 06/25/2037	257	250
Residential Asset Securitization Trust
0.412% due 04/25/2037 •	518	96
6.588% due 04/25/2037 •(a)	518	180
SFO Commercial Mortgage Trust
1.910% due 05/15/2038 •	450	451
2.510% due 05/15/2038 •	450	452
Starwood Mortgage Trust
2.360% due 04/15/2034 •	1,000	1,001
2.415% due 11/15/2036 •	1,000	996
VASA Trust
1.860% due 07/15/2039 •	400	400
2.210% due 07/15/2039 •	400	400
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037 ^	209	206
Worldwide Plaza Trust 3.526% due 11/10/2036	100	107

Total Non-Agency Mortgage-Backed Securities (Cost $33,054)		33,001

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp. Home Equity Loan Trust 0.272% due 11/25/2036 •	531	277
Argent Securities Trust 0.402% due 07/25/2036 •	193	185
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.902% due 11/25/2034 •	300	309
Asset-Backed Securities Corp. Home Equity Loan Trust 1.947% due 05/25/2035 •	403	414
Bear Stearns Asset-Backed Securities Trust
0.242% due 11/25/2036 •	70	69
1.977% due 12/25/2034 •	300	300
Centex Home Equity Loan Trust
0.552% due 06/25/2036 •	60	60
1.032% due 09/25/2034 •	86	86
1.062% due 03/25/2035 •	204	202
Countrywide Asset-Backed Certificates
0.262% due 12/25/2035 ^•	16	16
0.537% due 01/25/2045 ^•	277	266
Countrywide Asset-Backed Certificates Trust 0.342% due 03/25/2047 ^•	226	212
EquiFirst Mortgage Loan Trust 1.903% due 04/25/2035 •	210	212
GSAA Home Equity Trust
0.242% due 03/25/2036 •	58	26
6.000% due 08/25/2047 ^	86	84
6.948% due 06/25/2036 þ	237	89
Lehman XS Trust 0.442% due 10/25/2036 •	169	167
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048	172	171
Long Beach Mortgage Loan Trust 0.262% due 10/25/2036 •	808	339
MASTR Asset-Backed Securities Trust 1.002% due 10/25/2035 •	225	222
Morgan Stanley ABS Capital, Inc. Trust 1.257% due 12/25/2034 •	54	54
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030	1,900	1,897
Residential Asset Mortgage Products Trust 1.082% due 10/25/2033 •	382	381
Residential Asset Securities Corp. Trust 0.972% due 08/25/2034 •	148	147
Service Experts Issuer 2.670% due 02/02/2032	961	959
Specialty Underwriting & Residential Finance Trust 1.272% due 12/25/2035 •	200	199
Starwood Commercial Mortgage Trust 2.209% due 04/18/2038 •	400	400
Structured Asset Investment Loan Trust 0.802% due 04/25/2033 •	51	51
Structured Asset Securities Corp. Mortgage Loan Trust 0.522% due 02/25/2037 •	157	156

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

Sunrun Demeter Issuer 2.270% due 01/30/2057		750	747

Total Asset-Backed Securities (Cost $8,667)			8,697

SOVEREIGN ISSUES 2.8%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (d)	BRL	340	60
0.000% due 07/01/2022 (d)		200	34
0.000% due 10/01/2022 (d)		3,700	611
Korea Development Bank 4.800% due 06/10/2023	IDR	13,450,000	945
Mexico Government International Bond 2.250% due 08/12/2036	EUR	610	673
Romania Government International Bond 2.000% due 04/14/2033		200	208
Serbia Government International Bond 1.000% due 09/23/2028		300	324
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	8,000	556
Uruguay Government International Bond 4.975% due 04/20/2055		$100	132

Total Sovereign Issues (Cost $3,685)			3,543

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
CaixaBank S.A.
5.875% due 10/09/2027 •(g)(h)		200,000	260
6.750% due 06/13/2024 •(g)(h)		200,000	254
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(g)		100,000	99

Total Preferred Securities (Cost $623)			613

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.5%
U.S. TREASURY BILLS 14.5%
0.035% due 01/18/2022 - 04/14/2022 (b)(c)(d)		$18,100	18,098

U.S. TREASURY CASH MANAGEMENT BILLS 1.0%
0.101% due 04/26/2022 (d)(e)		1,300	1,300

Total Short-Term Instruments (Cost $19,399)			19,398

Total Investments in Securities (Cost $121,782)			121,184

Total Investments 97.1% (Cost $121,782)			$121,184
Financial Derivative Instruments (i)(j) (0.0)%(Cost or Premiums, net $73)			(36)
Other Assets and Liabilities, net 2.9%			3,621

Net Assets 100.0%			$124,769

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$750	$(748)	$(746)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	1,000	(1,018)	(1,018)

Total Short Sales (1.4)%	$(1,766)	$(1,764)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(3,307) at a weighted average interest rate of 0.153%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	21	$(2,541)	$0	$0	$(1)
U.S. Treasury 10-Year Note March Futures	03/2022	22	(2,870)	(16)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	6	(879)	(9)	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	7	(1,380)	(4)	0	(11)

Total Futures Contracts	$(29)	$0	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.504%	EUR	200	$(1)	$(6)	$(7)	$0	$0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.588		700	(10)	(21)	(31)	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.889		500	1	3	4	0	0
Valeo SA	1.000	Quarterly	06/20/2028	1.681		100	(5)	0	(5)	0	0

							$(15)	$(24)	$(39)	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	100	$0	$4	$4	$0	$(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		1,150	5	27	32	0	(8)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		300	14	(6)	8	0	(2)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,320	49	(11)	38	0	(34)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028	JPY	810,000	7	(5)	2	7	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	12,600	57	(81)	(24)	0	0
Pay	1-Year BRL-CDI	10.910	Maturity	01/02/2024		23,200	0	(1)	(1)	0	(1)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		$250	0	4	4	0	0
Receive(5)	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		100	0	0	0	0	0
Receive(5)	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		550	0	1	1	0	0
Receive(5)	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		500	0	(1)	(1)	0	0
Receive(5)	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		400	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2027		500	(14)	26	12	0	(1)
Receive(5)	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		110	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,900	(19)	107	88	0	(1)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031		800	9	(3)	6	0	(1)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		700	62	(11)	51	0	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		250	(1)	2	1	0	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		200	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051		100	(1)	(5)	(6)	0	(1)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		250	(3)	(2)	(5)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027	EUR	2,200	1	40	41	2	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		1,700	31	10	41	2	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		1,829	(30)	49	19	2	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		1,100	5	15	20	1	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		50	(2)	2	0	0	0

							$170	$161	$331	$14	$(51)

Total Swap Agreements							$155	$137	$292	$14	$(52)

Cash of $1,728 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		02/2022		AUD	729		$536		$5		$0
		02/2022		EUR	779		883		0		(4)
		02/2022			$895		CAD	1,121	0		(9)
		03/2022			52		MXN	1,084	0		0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

BRC	02/2022	EUR	417	$473	0	(2)
GLM	01/2022	BRL	3,062	549	0	(1)
01/2022	$534	BRL	3,062	16	0
01/2022	130	MXN	2,653	0	(1)
02/2022	CAD	58	$48	2	0
02/2022	GBP	59	78	0	(1)
02/2022	$1,184	AUD	1,607	0	(15)
02/2022	68	EUR	60	0	0
02/2022	273	MXN	5,703	4	0
04/2022	BRL	140	$26	1	0
10/2022	2,700	472	23	0
HUS	01/2022	IDR	10,374,141	715	0	(14)
02/2022	EUR	8,967	10,281	67	(4)
02/2022	JPY	7,488	66	1	0
02/2022	$161	GBP	119	1	0
JPM	01/2022	IDR	4,337,431	$301	0	(4)
04/2022	BRL	200	35	0	0
07/2022	200	36	2	0
10/2022	1,000	173	7	0
MYI	01/2022	6,968	1,220	0	(31)
01/2022	IDR	3,456,678	238	0	(5)
01/2022	$1,249	BRL	6,968	2	0
02/2022	AUD	202	$147	1	0
02/2022	$1,212	BRL	6,968	30	0
SCX	02/2022	EUR	423	$481	0	(1)
02/2022	ZAR	8,915	561	5	0
SSB	01/2022	$695	BRL	3,906	6	0
TOR	03/2022	492	MXN	10,423	11	0
UAG	02/2022	GBP	3,394	$4,561	0	(33)

Total Forward Foreign Currency Contracts	$184	$(125)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	255	$(2)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	150	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	150	(1)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	50	0	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	50	0	(1)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	01/14/2022	500	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.425	01/14/2022	500	(1)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	8,800	(17)	(9)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	8,800	(17)	(23)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.042	01/13/2022	500	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.443	01/13/2022	500	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.180	02/14/2022	300	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	02/14/2022	300	(1)	(1)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	150	0	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	150	0	(1)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	150	0	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	150	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	150	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	150	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	100	(1)	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/16/2022	200	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	02/16/2022	200	(2)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.567	01/24/2022	50	(1)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.867	01/24/2022	50	(1)	0
MYC	Call - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.200	03/02/2022	500	(1)	0
Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.700	03/02/2022	500	(1)	0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/07/2022	200	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2022	200	0	0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	100	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	100	0	0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	250	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	250	0	(1)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	100	0	0

$(55)	$(42)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$97.859	01/06/2022	250	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	250	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	250	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	250	(1)	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	500	(1)	(1)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	500	(1)	(1)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	500	(1)	(1)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	250	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	250	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	400	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	250	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	250	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	250	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	250	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	250	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	500	(1)	0

$(24)	$(13)

Total Written Options	$(81)	$(57)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month USD-LIBOR	1.550%	Semi-Annual	01/20/2027	$600	$0	$2	$2	$0
GLM	Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027	2,000	0	5	5	0
	Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027	1,300	0	2	2	0
	Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029	400	0	2	2	0
MYC	Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027	2,200	(1)	5	4	0

Total Swap Agreements							$(1)	$16	$15	$0

(1)						Notional Amount represents the number of contracts.
(2)						The underlying instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$23,490	$0		$23,490
Industrials				0		17,561	0		17,561
Utilities				0		5,758	0		5,758
U.S. Government Agencies				0		5,710	0		5,710
U.S. Treasury Obligations				0		3,413	0		3,413
Non-Agency Mortgage-Backed Securities				0		33,001	0		33,001
Asset-Backed Securities				0		8,697	0		8,697
Sovereign Issues				0		3,543	0		3,543
Preferred Securities
Banking & Finance				0		613	0		613
Short-Term Instruments
U.S. Treasury Bills				0		18,098	0		18,098
U.S. Treasury Cash Management Bills				0		1,300	0		1,300

Total Investments				$0		$121,184	$0		$121,184

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(1,764)	$0		$(1,764)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		14	0		14
Over the counter				0		199	0		199

				$0		$213	$0		$213

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(67)	0		(67)
Over the counter				0		(182)	0		(182)

				$0		$(249)	$0		$(249)

Total Financial Derivative Instruments				$0		$(36)	$0		$(36)

Totals				$0		$119,384	$0		$119,384

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Extended Duration Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.1% ¤
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.5%
Barclays PLC 3.375% due 04/02/2025 •	EUR	1,100	$1,343
BOC Aviation Ltd. 2.750% due 09/18/2022		$800	807
Jyske Realkredit A/S 1.500% due 10/01/2053	DKK	200	30
Mitsubishi UFJ Financial Group, Inc. 0.985% (US0003M + 0.860%) due 07/26/2023 ~		$1,300	1,312
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	200	29
Nykredit Realkredit A/S
1.000% due 10/01/2050		1,000	146
1.000% due 10/01/2053		200	28
1.500% due 10/01/2053		1,400	209
Realkredit Danmark A/S
1.000% due 10/01/2050		600	87
1.500% due 10/01/2053		700	105

			4,096

INDUSTRIALS 0.3%
Sands China Ltd. 5.400% due 08/08/2028		$800	862
United Airlines Pass-Through Trust
2.875% due 04/07/2030		867	886
3.100% due 04/07/2030		867	861

			2,609

UTILITIES 0.1%
Petrobras Global Finance BV 5.093% due 01/15/2030		623	649

Total Corporate Bonds & Notes (Cost $7,286)			7,354

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
0.000% due 11/15/2030 (d)		400	343
2.251% due 01/25/2031 ~(a)		2,300	300
3.000% due 07/25/2043		591	608
3.790% due 01/01/2029		2,000	2,177
3.880% due 01/01/2031		1,753	2,016
3.920% due 01/01/2031		762	880
5.000% due 08/25/2033		30	33
5.500% due 04/25/2033 - 08/25/2035		88	95
6.000% due 12/25/2034		278	351
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031 (a)		10,500	9,514
0.000% due 03/15/2031 - 07/15/2032 (d)		9,300	7,811
0.000% due 01/15/2041 (b)(d)		3,640	3,144
3.000% due 04/15/2053		1,960	2,011
4.000% due 09/15/2054		799	916
4.439% due 11/25/2052 ~		4,885	5,785
5.500% due 02/15/2024		14	15
6.000% due 06/15/2035		448	577
Ginnie Mae 5.500% due 10/20/2037		218	258
Residual Funding Corp. STRIPS(d) 0.000% due 04/15/2030		4,100	3,549
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)		800	712
Small Business Administration 5.290% due 12/01/2027		37	40
Tennessee Valley Authority STRIPS 4.625% due 09/15/2060		1,000	1,534

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Uniform Mortgage-Backed Security 4.000% due 08/01/2048	58	62

Total U.S. Government Agencies (Cost $37,610)		42,731

U.S. TREASURY OBLIGATIONS 141.1%
U.S. Treasury Bonds
2.000% due 11/15/2041 (f)	8,000	8,094
2.750% due 11/15/2047	1	1
3.125% due 11/15/2041 (f)	45,850	55,111
U.S. Treasury Notes
1.500% due 11/30/2028 (f)	900	904
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(f)	100,300	80,463
0.000% due 08/15/2034 (a)	76,520	61,006
0.000% due 11/15/2034 (a)(h)	34,600	27,471
0.000% due 08/15/2035 (a)(h)	6,870	5,356
0.000% due 05/15/2036 (a)	52,000	39,832
0.000% due 11/15/2036 (a)	76,900	58,135
0.000% due 05/15/2037 (a)	54,350	40,562
0.000% due 08/15/2037 (a)	9,100	6,741
0.000% due 08/15/2041 (d)	14,800	10,193
0.000% due 02/15/2042 (d)(h)	9,500	6,467
0.000% due 05/15/2042 (d)(h)	9,700	6,549
0.000% due 05/15/2043 (d)	16,610	10,907
0.000% due 08/15/2043 (d)	92,900	60,720
0.000% due 02/15/2044 (d)	51,400	33,182
0.000% due 05/15/2044 (d)	88,500	56,909
0.000% due 08/15/2044 (d)(h)	1,500	959
0.000% due 11/15/2044 (d)(h)	4,800	3,053
0.000% due 02/15/2045 (d)(h)	5,200	3,287
0.000% due 05/15/2045 (d)	7,750	4,884
0.000% due 08/15/2046 (d)(h)	3,500	2,155
0.000% due 05/15/2048 (d)	77,000	46,520
0.000% due 08/15/2048 (d)(f)	153,800	92,232
0.000% due 11/15/2048 (d)(f)	172,400	103,669
0.000% due 02/15/2049 (d)(f)	120,600	71,978
0.000% due 08/15/2049 (d)	72,300	42,626
0.000% due 11/15/2049 (d)(f)	155,500	91,371
0.000% due 08/15/2050 (d)(f)	130,900	75,291

Total U.S. Treasury Obligations (Cost $1,060,581)		1,106,628

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	3,683
BAMLL Commercial Mortgage Securities Trust
1.160% due 04/15/2036 •	3,200	3,195
1.310% due 03/15/2034 •	1,500	1,501
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	886
4.957% due 08/10/2035 ~	600	655
Bear Stearns ALT-A Trust 2.868% due 09/25/2035 ^~	127	96
BWAY Mortgage Trust 3.454% due 03/10/2033	3,000	3,142
ChaseFlex Trust 0.382% due 05/25/2037 •	1,888	1,836
Citigroup Commercial Mortgage Trust 2.060% due 02/15/2039 •	3,614	3,645
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	2,800	2,849
Commercial Mortgage Trust 3.815% due 04/10/2033 ~	2,500	2,613
Countrywide Home Loan Mortgage Pass-Through Trust 2.911% due 09/25/2047 ^~	99	96
Credit Suisse Mortgage Capital Certificates 0.262% due 11/27/2036 •	340	340
DROP Mortgage Trust 1.260% due 04/15/2026 •	600	601
Extended Stay America Trust 1.190% due 07/15/2038 •	1,194	1,197
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	1,800	1,837
3.805% due 10/10/2035 ~	800	840
Hilton USA Trust 4.194% due 11/05/2038 ~	1,000	1,052
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •	1,704	1,691
JP Morgan Mortgage Trust
1.002% due 12/25/2049 •	192	192
2.419% due 07/25/2035 ~	33	33
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	2,523	2,569
Structured Adjustable Rate Mortgage Loan Trust 0.422% due 10/25/2035 •	332	332

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Towd Point Mortgage Funding 1.250% due 02/20/2054 •	GBP	1,526	2,074
VNDO Mortgage Trust 3.805% due 01/10/2035		$3,600	3,876
WaMu Mortgage Pass-Through Certificates Trust
0.812% due 01/25/2047 •		100	100
1.725% due 08/25/2046 •		2,762	2,715
1.725% due 10/25/2046 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $42,457)			43,649

ASSET-BACKED SECURITIES 12.2%
ACE Securities Corp. Home Equity Loan Trust 0.897% due 01/25/2035 •		4,549	4,510
ACREC Ltd. 1.254% due 10/16/2036 •		1,700	1,698
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		2,300	2,299
1.264% due 07/15/2032 •		1,000	1,004
1.268% due 07/22/2032 •		4,700	4,719
Apidos CLO 1.052% due 07/17/2030 •		1,200	1,199
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		356	356
Ares CLO Ltd.
1.172% due 04/18/2031 •		800	799
1.178% due 04/22/2031 •		700	699
Atlas Senior Loan Fund Ltd. 1.272% due 01/16/2030 •		1,500	1,501
BDS Ltd. 1.450% due 12/18/2036 •		700	701
Bear Stearns Asset-Backed Securities Trust 2.691% due 07/25/2036 ~		2	2
Benefit Street Partners CLO Ltd.
1.074% due 10/15/2030 •		1,000	999
1.152% due 01/17/2032 •		1,400	1,402
Black Diamond CLO DAC 0.980% due 05/15/2032 •	EUR	2,200	2,508
Carlyle Global Market Strategies CLO Ltd.
1.105% due 08/14/2030 •		$3,600	3,597
1.208% due 04/22/2032 •		1,600	1,598
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		2,230	2,270
Countrywide Asset-Backed Certificates 0.352% due 01/25/2046 ^•		4,730	4,653
Crestline Denali CLO Ltd. 1.264% due 10/23/2031 •		1,750	1,750
Dryden Senior Loan Fund 1.104% due 04/15/2028 •		1,200	1,200
ECMC Group Student Loan Trust 0.853% due 02/27/2068 •		542	542
Elevation CLO Ltd. 1.080% due 10/25/2030 •		2,600	2,596
Encore Credit Receivables Trust 0.762% due 07/25/2035 •		645	655
Fremont Home Loan Trust 1.167% due 06/25/2035 •		1,978	1,981
GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •		2,000	1,997
JP Morgan Mortgage Acquisition Corp. 0.822% due 12/25/2035 •		2,634	2,638
KKR CLO Ltd. 1.062% due 07/18/2030 •		700	700
LCM LP 1.172% due 10/20/2027 •		413	413
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		1,130	1,130
Lument Finance Trust, Inc. 1.280% due 06/15/2039 •		2,400	2,394
Magnetite Ltd. 1.023% due 11/15/2028 •		800	799
MASTR Asset-Backed Securities Trust 0.927% due 10/25/2034 •		1,574	1,569
MidOcean Credit CLO 1.229% due 01/29/2030 •		1,500	1,500
Mountain View CLO LLC 1.162% due 01/16/2031 •		1,500	1,498
Oaktree CLO Ltd. 1.238% due 04/22/2030 •		400	400
Ocean Trails CLO 0.924% due 07/15/2028 •		1,154	1,154
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		47	47
OZLM Ltd.
1.185% due 05/16/2030 •		1,700	1,700
1.232% due 10/20/2031 •		1,000	1,000

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		2,450	2,451
0.971% due 07/20/2029 •		2,100	2,098
Residential Asset Securities Corp. Trust 0.322% due 02/25/2037 •		800	778
Romark CLO Ltd. 1.154% due 10/23/2030 •		2,500	2,501
Saranac CLO Ltd. 1.259% due 08/13/2031 •		1,800	1,800
SLM Student Loan Trust 0.724% due 10/25/2029 •		595	597
Sound Point CLO Ltd.
1.024% due 01/23/2029 •		1,500	1,500
1.342% due 07/20/2032 •		1,000	1,000
Soundview Home Loan Trust 0.402% due 01/25/2037 •		4,271	4,137
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		600	600
Venture CLO Ltd.
1.122% due 07/20/2030 •		1,600	1,598
1.262% due 04/20/2032 •		2,200	2,197
Vibrant CLO Ltd.
1.172% due 09/15/2030 •		1,800	1,803
1.240% due 07/20/2032 •		300	300
1.252% due 07/20/2032 •		1,700	1,700
Voya CLO Ltd.
1.032% due 07/20/2029 •		2,701	2,700
1.072% due 04/17/2030 •		700	700
1.124% due 10/15/2030 •		2,700	2,700
Wells Fargo Home Equity Asset-Backed Securities Trust 0.372% due 07/25/2036 •		229	229

Total Asset-Backed Securities (Cost $94,781)			95,566

SOVEREIGN ISSUES 0.2%
Israel Government International Bond 5.500% due 01/31/2022	ILS	200	65
Qatar Government International Bond 3.875% due 04/23/2023		$1,200	1,248
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	441

Total Sovereign Issues (Cost $1,916)			1,754

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.6%			4,749

ISRAEL TREASURY BILLS 0.1%
(0.054)% due 03/02/2022 - 12/07/2022 (c)(d)	ILS	1,200	386

Total Short-Term Instruments (Cost $5,134)			5,135

Total Investments in Securities (Cost $1,249,765)			1,302,817

		SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short Asset Portfolio		2,277,781	22,718
PIMCO Short-Term Floating NAV Portfolio III		18,604	181

Total Short-Term Instruments (Cost $22,993)			22,899

Total Investments in Affiliates (Cost $22,993)			22,899

Total Investments 169.0% (Cost $1,272,758)			$1,325,716
Financial Derivative Instruments (g)(i) (0.0)%(Cost or Premiums, net $(284))			(231)
Other Assets and Liabilities, net (69.0)%			(541,125)

Net Assets 100.0%			$784,360

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$4,749	U.S. Treasury Notes 1.250% due 03/31/2028	$(4,844)	$4,749	$4,749

Total Repurchase Agreements	$(4,844)	$4,749	$4,749

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	0.100%	12/31/2021	01/03/2022	$(484,619)	$(484,623)
BSN	0.080	11/23/2021	01/20/2022	(54,619)	(54,624)
IND	0.050	12/31/2021	01/03/2022	(906)	(906)
JPS	0.080	12/31/2021	01/03/2022	(8,060)	(8,060)

Total Reverse Repurchase Agreements	$(548,213)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	0.090%	12/17/2021	03/11/2022	$(5,995)	$(5,995)

Total Sale-Buyback Transactions	$(5,995)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$3,000	$(2,991)	$(2,984)

Total Short Sales (0.4)%	$(2,991)	$(2,984)

(f)	Securities with an aggregate market value of $5,991 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(563,553) at a weighted average interest rate of 0.045%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond March Futures	03/2022	32	$5,356	$(74)	$0	$(8)
U.S. Treasury 5-Year Note March Futures	03/2022	2,343	283,448	(315)	0	(46)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	201	39,622	(90)	110	0

$(479)	$110	$(54)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	1,002	$(218,608)	$159	$0	$(12)
U.S. Treasury 10-Year Note March Futures	03/2022	1,414	(184,483)	(378)	99	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	947	(138,676)	(1,126)	67	0
U.S. Treasury 30-Year Bond March Futures	03/2022	1,350	(216,591)	(494)	0	(105)

$(1,839)	$166	$(117)

Total Futures Contracts	$(2,318)	$276	$(171)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-37 5-Year Index	5.000%	Quarterly	12/20/2026	$1,900	$176	$2	$178	$3	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay (4)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$55,800	$121	$375	$496	$29	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(386)	(263)	(649)	0	(29)
Receive(4)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	11,600	(195)	(471)	(666)	0	(31)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	2,400	0	(23)	(23)	2	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	(5)	(5)	1	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	10	(127)	(117)	7	0
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022	$121,400	318	1,042	1,360	22	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	153,100	(168)	(5,778)	(5,946)	0	(32)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	8,900	(184)	(246)	(430)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	16,100	(63)	50	(13)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,300	49	(218)	(169)	0	(2)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	22,800	(48)	(252)	(300)	0	(10)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	23,900	(67)	1,074	1,007	0	(8)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030	24,600	(266)	(1,734)	(2,000)	0	(13)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	14,200	801	(483)	318	0	(5)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	6,500	(16)	61	45	0	(3)
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031	10,300	(46)	72	26	0	(5)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	8,500	(37)	72	35	0	(5)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	10,500	(39)	83	44	0	(7)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,700	(4)	(212)	(216)	0	(8)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	1,100	(8)	(67)	(75)	0	(5)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	2,600	(5)	57	52	0	(11)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	1,950	(9)	(9)	(18)	0	(8)

$(242)	$(7,002)	$(7,244)	$64	$(182)

Total Swap Agreements	$(66)	$(7,000)	$(7,066)	$67	$(182)

(h)

Securities with an aggregate market value of $15,020 and cash of $4,726 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	CAD	270	$216	$2	$0
02/2022	GBP	1,319	1,774	0	(11)
05/2022	ZAR	471	29	0	0
BPS	01/2022	ILS	211	67	0	(1)
01/2022	$23	RUB	1,689	0	(1)
11/2022	ZAR	681	$42	1	0
CBK	01/2022	EUR	3,257	3,694	0	(14)
03/2022	ILS	300	96	0	(1)
03/2022	$123	RUB	9,269	0	(1)
04/2022	DKK	485	$76	1	0
12/2022	ILS	900	292	0	(1)
DUB	02/2022	$68	RUB	5,021	0	(2)
GLM	01/2022	285	20,834	0	(8)
02/2022	111	8,184	0	(2)
03/2022	MXN	2,119	$102	0	0
03/2022	$34	RUB	2,547	0	0
HUS	02/2022	169	12,234	0	(7)
03/2022	83	6,210	0	(1)
04/2022	DKK	290	$45	1	0
MYI	01/2022	BRL	108	19	0	0
01/2022	$19	BRL	108	1	0
02/2022	BRL	108	$19	0	0
SSB	01/2022	108	19	0	0
TOR	03/2022	$14	MXN	292	0	0
UAG	01/2022	38	RUB	2,751	0	(1)
03/2022	103	7,753	0	0

Total Forward Foreign Currency Contracts	$6	$(51)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	10,300	$626	$421

Total Purchased Options	$626	$421

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	6,500	$(7)	$(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,200	(4)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	600	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	7,800	(9)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	13,900	(18)	(9)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	2,000	(10)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	700	(4)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	700	(5)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	300	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	2,400	(3)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	500	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	700	(1)	0
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,000	(6)	0
DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,200	(5)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	2,400	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	4,800	(5)	0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	5,200	(6)	(2)
MYC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	500	(1)	0

$(90)	$(17)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395%	10/23/2023	49,900	$(619)	$(452)

Total Written Options	$(709)	$(469)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.020%	$2,700	$(135)	$7	$0	$(128)

Total Swap Agreements	$(135)	$7	$0	$(128)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,096	$0	$4,096
Industrials	0	2,609	0	2,609
Utilities	0	649	0	649
U.S. Government Agencies	0	42,731	0	42,731
U.S. Treasury Obligations	0	1,106,628	0	1,106,628
Non-Agency Mortgage-Backed Securities	0	43,649	0	43,649
Asset-Backed Securities	0	95,566	0	95,566
Sovereign Issues	0	1,754	0	1,754
Short-Term Instruments
Repurchase Agreements	0	4,749	0	4,749
Israel Treasury Bills	0	386	0	386

$0	$1,302,817	$0	$1,302,817
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,899	$0	$0	$22,899

Total Investments	$22,900	$1,302,816	$0	$1,325,716

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,984)	$0	$(2,984)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	343	0	343
Over the counter	0	427	0	427

$0	$770	$0	$770
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(345)	0	(353)
Over the counter	0	(648)	0	(648)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2021 (Unaudited)

	$(8)	$(993)	$0	$(1,001)

Total Financial Derivative Instruments	$(8)	$(223)	$0	$(231)

Totals	$22,892	$1,299,609	$0	$1,322,501

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$43	$14
1.125% due 07/09/2035 þ		29	9
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,100	10
Provincia de Buenos Aires 37.922% due 04/12/2025		1,170	5

Total Argentina (Cost $153)			38

AUSTRALIA 3.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
0.954% due 12/05/2059 •		$70	70
1.034% due 09/05/2057 •		143	143

			213

SOVEREIGN ISSUES 3.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	5,600	3,920
0.750% due 11/21/2027		1,731	1,387
1.000% due 11/21/2031		600	410
1.750% due 06/21/2051		500	315
New South Wales Treasury Corp. 2.750% due 11/20/2025		4,109	3,429
Northern Territory Treasury Corp. 2.000% due 04/21/2031		500	359
Treasury Corp. of Victoria 4.250% due 12/20/2032		600	531

			10,351

Total Australia (Cost $10,291)			10,564

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	200	251

Total Austria (Cost $257)			251

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.9%
Banco Votorantim S.A. 4.500% due 09/24/2024		$1,000	1,044
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (d)(g)		653	6
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	10,624	1,840

Total Brazil (Cost $3,967)			2,890

CANADA 1.1%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$169	173
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	618

			791

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	300	241

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 3.000% due 12/01/2036 (f)	1,956	2,323

Total Canada (Cost $3,224)		3,355

CAYMAN ISLANDS 7.6%
ASSET-BACKED SECURITIES 6.3%
American Money Management Corp. CLO Ltd. 1.096% due 11/10/2030 •	$800	803
Anchorage Capital CLO Ltd. 1.264% due 07/15/2032 •	800	803
Ares CLO Ltd.
1.172% due 04/18/2031 •	800	799
1.174% due 01/15/2032 •	800	799
1.178% due 04/22/2031 •	800	799
BDS Ltd. 1.450% due 12/18/2036 •	900	901
Benefit Street Partners CLO Ltd. 1.152% due 01/17/2032 •	900	901
Carlyle Global Market Strategies CLO Ltd. 1.208% due 04/22/2032 •	800	799
CIFC Funding Ltd. 1.074% due 10/24/2030 •	800	799
Elevation CLO Ltd. 1.080% due 10/25/2030 •	900	899
GoldenTree Loan Management U.S. CLO Ltd. 1.472% due 01/20/2033 •	800	799
GPMT Ltd. 1.454% due 12/15/2036 •	900	901
LCM LP
1.086% due 07/19/2027 •	1,100	1,100
1.212% due 04/20/2031 •	800	800
MidOcean Credit CLO
1.210% due 02/20/2031 •	800	800
1.229% due 01/29/2030 •	800	800
Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •	800	799
1.056% due 11/15/2026 •	207	208
Sculptor CLO Ltd. 1.394% due 01/15/2031 •	800	800
Sound Point CLO Ltd. 1.104% due 07/25/2030 •	900	901
Starwood Commercial Mortgage Trust 1.309% due 04/18/2038 •	800	800
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •	705	706
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •	800	799
Venture CLO Ltd.
1.004% due 04/15/2027 •	156	156
1.304% due 07/30/2032 •	900	900

		19,571

CORPORATE BONDS & NOTES 1.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	471	458
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	271	267
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	4,595	919
QNB Finance Ltd.
1.132% (US0003M + 1.000%) due 05/02/2022 ~	600	601
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	500	500
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	400	403
Sands China Ltd.
5.125% due 08/08/2025	200	210
5.400% due 08/08/2028	300	324

		3,682

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •	382	382

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Cayman Islands (Cost $25,864)			23,635

CHILE 0.6%
CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,125

SOVEREIGN ISSUES 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	711

Total Chile (Cost $2,094)			1,836

CHINA 6.2%
SOVEREIGN ISSUES 6.2%
China Development Bank
3.050% due 08/25/2026	CNY	2,800	443
4.040% due 04/10/2027		4,700	779
4.240% due 08/24/2027		13,700	2,296
China Government International Bond
3.020% due 10/22/2025		38,200	6,089
3.280% due 12/03/2027		59,200	9,615

Total China (Cost $18,138)			19,222

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	219
2.500% due 08/25/2028		900	40

Total Czech Republic (Cost $262)			259

DENMARK 4.8%
CORPORATE BONDS & NOTES 4.8%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	16,655	2,428
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		33,757	4,915
1.500% due 10/01/2053		3,200	476
Nykredit Realkredit A/S
1.000% due 10/01/2050		36,650	5,304
1.000% due 10/01/2053		1,300	185
1.500% due 10/01/2053		700	105
Realkredit Danmark A/S
1.000% due 10/01/2050		4,600	671
1.500% due 10/01/2053		5,000	750

Total Denmark (Cost $15,116)			14,834

DOMINICAN REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Dominican Republic International Bond 6.500% due 02/15/2048		$500	531

Total Dominican Republic (Cost $572)			531

FRANCE 2.4%
CORPORATE BONDS & NOTES 1.0%
BNP Paribas S.A.
2.219% due 06/09/2026 •		$800	808
3.800% due 01/10/2024		1,000	1,049
4.625% due 02/25/2031 •(g)		400	402
BPCE S.A. 2.045% due 10/19/2027 •		250	248
Societe Generale S.A. 1.488% due 12/14/2026 •		600	585

			3,092

SOVEREIGN ISSUES 1.4%
France Government International Bond
0.500% due 05/25/2072	EUR	100	88
0.750% due 05/25/2052 (k)		2,600	2,831

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.500% due 05/25/2050 (k)		700	924
2.000% due 05/25/2048 (k)		300	439

			4,282

Total France (Cost $7,829)			7,374

GERMANY 2.3%
CORPORATE BONDS & NOTES 2.3%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	800	950
2.129% due 11/24/2026 •(i)		$500	499
2.625% due 12/16/2024	GBP	100	138
2.625% due 02/12/2026	EUR	600	739
3.035% due 05/28/2032 •(i)		$1,100	1,109
3.547% due 09/18/2031 •		200	211
3.729% due 01/14/2032 •(i)		900	921
3.961% due 11/26/2025 •		1,300	1,374
4.500% due 04/01/2025		400	426
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		800	862

Total Germany (Cost $7,106)			7,229

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	224

Total Guatemala (Cost $237)			224

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CMHI Finance BVI Co. Ltd. 4.375% due 08/06/2023		$200	209

Total Hong Kong (Cost $201)			209

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
2.125% due 09/22/2031		$300	296
3.125% due 09/21/2051		200	197

Total Hungary (Cost $488)			493

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Muthoot Finance Ltd. 6.125% due 10/31/2022		$900	927
Shriram Transport Finance Co. Ltd.
5.700% due 02/27/2022		900	905
5.950% due 10/24/2022		400	407

Total India (Cost $2,210)			2,239

INDONESIA 0.8%
CORPORATE BONDS & NOTES 0.3%
PT Perusahaan Listrik Negara 4.875% due 07/17/2049		$900	966

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,470

Total Indonesia (Cost $2,304)			2,436

IRELAND 2.0%
ASSET-BACKED SECURITIES 1.6%
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	388	442
Aurium CLO DAC 0.730% due 01/16/2031 •		800	910

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Babson Euro CLO DAC 0.272% due 10/25/2029 •		164	186
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		699	796
Cairn CLO DAC 0.780% due 10/15/2031 •		400	456
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		400	454
Dryden Euro CLO BV 0.660% due 04/15/2033 •		250	284
Jubilee CLO BV
0.610% due 04/15/2030 •		700	796
0.650% due 04/15/2031 •		300	342
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		400	454

			5,120

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	303
3.000% due 10/29/2028		300	304
AIB Group PLC 4.750% due 10/12/2023		200	212
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	404

			1,223

Total Ireland (Cost $6,568)			6,343

ISRAEL 1.4%
SOVEREIGN ISSUES 1.4%
Israel Government International Bond
0.750% due 07/31/2022	ILS	900	291
2.000% due 03/31/2027		2,100	725
3.800% due 05/13/2060		$1,000	1,160
5.500% due 01/31/2022	ILS	6,500	2,099

Total Israel (Cost $3,959)			4,275

ITALY 8.5%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA 0.928% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,000	1,141
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		600	703
2.625% due 04/28/2025		300	342
UniCredit SpA
2.569% due 09/22/2026 •		$500	499
7.830% due 12/04/2023		500	558
9.250% due 06/03/2022 •(g)(h)	EUR	300	355

			3,598

SOVEREIGN ISSUES 7.3%
Italy Buoni Poliennali Del Tesoro
1.850% due 07/01/2025 (k)		2,300	2,770
2.350% due 09/15/2024 (f)(k)		15,744	20,011

			22,781

Total Italy (Cost $24,870)			26,379

JAPAN 7.9%
CORPORATE BONDS & NOTES 0.7%
Mizuho Financial Group, Inc.
1.201% (US0003M + 1.000%) due 09/11/2024 ~		$700	707
3.922% due 09/11/2024 •		400	418
Olympus Corp. 2.143% due 12/08/2026		200	202
ORIX Corp. 3.250% due 12/04/2024		200	211
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		700	697

			2,235

SOVEREIGN ISSUES 7.2%
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	141,922	1,277

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.100% due 03/10/2029 (f)		634,240	5,732
0.100% due 06/20/2031		570,000	4,976
0.100% due 09/20/2031		670,000	5,841
0.500% due 03/20/2049		199,000	1,664
0.700% due 12/20/2048		76,000	670
0.700% due 06/20/2051		248,000	2,164
1.200% due 09/20/2035		11,000	108

			22,432

Total Japan (Cost $25,541)			24,667

LUXEMBOURG 1.2%
CORPORATE BONDS & NOTES 1.2%
CPI Property Group S.A. 1.500% due 01/27/2031	EUR	200	219
Gazprom PJSC Via Gaz Capital S.A. 4.950% due 03/23/2027		$800	867
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		800	816
5.250% due 05/23/2023 (h)		1,800	1,866

Total Luxembourg (Cost $3,762)			3,768

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	201
3.500% due 04/21/2030		200	217
4.550% due 04/21/2050		200	248

			666

SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	7,800	1,910
3.828% due 07/05/2034		1,600	381
4.642% due 11/07/2033		3,200	826

			3,117

Total Malaysia (Cost $3,804)			3,783

MEXICO 0.3%
CORPORATE BONDS & NOTES 0.3%
Petroleos Mexicanos 6.750% due 09/21/2047		$1,190	1,059

Total Mexico (Cost $1,044)			1,059

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.5%
Enel Finance International NV 1.875% due 07/12/2028		$600	585
Syngenta Finance NV
4.441% due 04/24/2023		700	724
5.182% due 04/24/2028		200	225

			1,534

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 0.249% due 04/17/2041 •	EUR	212	233
Eurosail PLC 0.949% due 10/17/2040 •		77	88

			321

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		105,050	165

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Netherlands (Cost $1,944)			2,020

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	500	319

Total New Zealand (Cost $353)			319

PERU 1.8%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,200	294

SOVEREIGN ISSUES 1.7%
Peru Government International Bond
1.862% due 12/01/2032		$200	183
3.000% due 01/15/2034		1,300	1,298
5.350% due 08/12/2040	PEN	1,400	301
5.940% due 02/12/2029		8,200	2,108
6.150% due 08/12/2032		900	227
6.350% due 08/12/2028		4,400	1,162

			5,279

Total Peru (Cost $6,332)			5,573

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	440

Total Philippines (Cost $494)			440

QATAR 0.6%
CORPORATE BONDS & NOTES 0.3%
Qatar Energy
1.375% due 09/12/2026		$300	294
2.250% due 07/12/2031		200	199
3.125% due 07/12/2041		200	203
3.300% due 07/12/2051		200	206

			902

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.400% due 04/16/2050		300	373
4.817% due 03/14/2049		500	657

			1,030

Total Qatar (Cost $1,759)			1,932

ROMANIA 0.8%
SOVEREIGN ISSUES 0.8%
Romania Government International Bond
1.375% due 12/02/2029	EUR	400	436
1.750% due 07/13/2030		400	426
2.000% due 04/14/2033		500	520
2.625% due 12/02/2040		100	102
2.750% due 04/14/2041		100	102
2.875% due 04/13/2042		300	307
3.375% due 02/08/2038		400	458

Total Romania (Cost $2,598)			2,351

RUSSIA 0.5%
SOVEREIGN ISSUES 0.5%
Russia Government International Bond
7.250% due 05/10/2034	RUB	38,500	475

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

7.650% due 04/10/2030		87,400	1,124

Total Russia (Cost $2,058)			1,599

SAUDI ARABIA 1.4%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	403

SOVEREIGN ISSUES 1.3%
Saudi Government International Bond 4.375% due 04/16/2029		3,600	4,139

Total Saudi Arabia (Cost $4,246)			4,542

SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	400	425
3.125% due 05/15/2027		1,400	1,703

Total Serbia (Cost $2,028)			2,128

SINGAPORE 1.6%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	605
3.500% due 09/18/2027		300	317
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		500	518

			1,440

SOVEREIGN ISSUES 1.1%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	1,000	707
2.125% due 06/01/2026		1,500	1,153
2.750% due 04/01/2042		100	83
2.875% due 09/01/2030		1,200	974
3.375% due 09/01/2033		600	515

			3,432

Total Singapore (Cost $4,764)			4,872

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.850% due 09/30/2029		$400	414
5.375% due 07/24/2044		400	383

Total South Africa (Cost $780)			797

SOUTH KOREA 0.6%
SOVEREIGN ISSUES 0.6%
Korea Government International Bond
2.375% due 12/10/2028	KRW	1,620,000	1,381
5.500% due 03/10/2028		360,000	362
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	208

Total South Korea (Cost $2,054)			1,951

SPAIN 1.0%
CORPORATE BONDS & NOTES 0.1%
Banco de Sabadell S.A. 1.750% due 05/10/2024	EUR	100	117
Banco Santander S.A. 1.849% due 03/25/2026		$200	199

			316

SOVEREIGN ISSUES 0.9%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	300

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Spain Government International Bond
1.450% due 10/31/2071 (k)		300	298
3.450% due 07/30/2066 (k)		1,300	2,228

			2,826

Total Spain (Cost $3,220)			3,142

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
Asian Development Bank 6.150% due 02/25/2030	INR	173,700	2,405

Total Supranational (Cost $2,316)			2,405

SWITZERLAND 1.7%
CORPORATE BONDS & NOTES 1.7%
Credit Suisse Group AG
1.398% (US0003M + 1.200%) due 12/14/2023 ~		$2,100	2,117
3.869% due 01/12/2029 •		500	535
6.375% due 08/21/2026 •(g)		400	432
UBS AG
5.125% due 05/15/2024 (h)		1,300	1,394
7.625% due 08/17/2022 (h)		900	935

Total Switzerland (Cost $5,329)			5,413

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		$200	205
3.875% due 04/16/2050		200	233

Total United Arab Emirates (Cost $388)			438

UNITED KINGDOM 13.9%
CORPORATE BONDS & NOTES 7.5%
Antofagasta PLC 2.375% due 10/14/2030		$400	381
Barclays Bank PLC 7.625% due 11/21/2022 (h)		1,500	1,583
Barclays PLC
4.338% due 05/16/2024 •		500	521
7.125% due 06/15/2025 •(g)(h)	GBP	800	1,194
7.875% due 03/15/2022 •(g)(h)		$900	912
8.000% due 06/15/2024 •(g)(h)		300	332
HSBC Holdings PLC
1.160% (US0003M + 1.000%) due 05/18/2024 ~		400	404
1.750% due 07/24/2027 •	GBP	300	401
2.804% due 05/24/2032 •		$1,000	1,004
3.000% due 07/22/2028 •	GBP	500	707
3.803% due 03/11/2025 •		$1,300	1,365
4.000% due 03/09/2026 •(g)(h)		500	498
4.041% due 03/13/2028 •		700	757
4.292% due 09/12/2026 •		600	648
6.500% due 03/23/2028 •(g)(h)		200	221
John Lewis PLC 6.125% due 01/21/2025	GBP	100	150
Lloyds Banking Group PLC
3.900% due 03/12/2024		$400	423
4.550% due 08/16/2028		200	228
4.582% due 12/10/2025		900	983
5.125% due 12/27/2024 •(g)(h)	GBP	200	282
7.500% due 06/27/2024 •(g)(h)		$200	221
7.625% due 06/27/2023 •(g)(h)	GBP	200	290
Marks & Spencer PLC 4.250% due 12/08/2023		100	140
Nationwide Building Society
3.622% due 04/26/2023 •		$500	504
3.766% due 03/08/2024 •		1,400	1,442
Natwest Group PLC
0.750% due 11/15/2025 •	EUR	100	116
1.770% (US0003M + 1.550%) due 06/25/2024 ~		$1,000	1,016
4.600% due 06/28/2031 •(g)(h)		200	197
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		600	605
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	100	126
Santander UK Group Holdings PLC
3.571% due 01/10/2023		$200	200

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.750% due 09/15/2025		900	982
7.375% due 06/24/2022 •(g)(h)	GBP	200	277
Santander UK PLC 5.000% due 11/07/2023		$211	225
Standard Chartered PLC
1.319% due 10/14/2023 •		800	801
1.822% due 11/23/2025 •		600	600
7.500% due 04/02/2022 •(g)(h)		400	406
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	93	160
5.744% due 04/13/2040		188	328
5.801% due 10/13/2040		477	837
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	698

			23,165

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Alba PLC 0.310% due 11/25/2042 •		450	592
Avon Finance PLC 0.948% due 09/20/2048 •		580	787
Eurosail PLC
0.000% due 03/13/2045 •	EUR	171	194
0.243% due 12/10/2044 •	GBP	114	155
Great Hall Mortgages PLC
0.000% due 06/18/2039 •	EUR	422	477
0.366% due 03/18/2039 •	GBP	522	701
0.376% due 06/18/2039 •		186	248
0.386% due 06/18/2038 •		182	245
Mortgage Funding PLC 1.195% due 03/13/2046 •		35	48
Newgate Funding PLC 0.000% due 12/15/2050 •	EUR	318	355
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •	GBP	485	662
Ripon Mortgages PLC 0.914% due 08/20/2056 •		1,626	2,204
Stanlington PLC 1.095% due 06/12/2046 •		479	650
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •		1,152	1,563
Towd Point Mortgage Funding 0.950% due 07/20/2045 •		1,211	1,642
Towd Point Mortgage Funding PLC
0.950% due 07/20/2045 •		646	876
1.236% due 10/20/2051 •		734	1,001
Uropa Securities PLC
0.283% due 06/10/2059 •		228	303
0.433% due 06/10/2059 •		63	83
0.633% due 06/10/2059 •		49	65
0.833% due 06/10/2059 •		52	69

			12,920

		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~(g)		1,360	352

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.1%
United Kingdom Gilt 0.125% due 03/22/2024 (f)(k)	GBP	4,377	6,486

Total United Kingdom (Cost $41,932)			42,923

UNITED STATES 47.9%
ASSET-BACKED SECURITIES 4.5%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$399	399
ACE Securities Corp. Home Equity Loan Trust 1.002% due 12/25/2034 •		120	119
Argent Securities Trust
0.402% due 07/25/2036 •		690	288
0.582% due 07/25/2036 •		862	370

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Asset-Backed Funding Certificates Trust 0.262% due 01/25/2037 •	470	325
Bear Stearns Asset-Backed Securities Trust
0.342% due 06/25/2047 •	519	517
0.837% due 09/25/2035 •	669	668
0.902% due 09/25/2046 •	79	78
Countrywide Asset-Backed Certificates
0.252% due 05/25/2037 •	11	11
0.322% due 09/25/2037 ^•	78	80
4.571% due 07/25/2036 ~	27	27
Countrywide Asset-Backed Certificates Trust, Inc. 0.822% due 07/25/2034 •	146	145
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •	13	13
Credit-Based Asset Servicing & Securitization LLC 0.312% due 07/25/2037 •	206	167
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.307% due 03/25/2037 ^þ	956	493
Fieldstone Mortgage Investment Trust 0.412% due 11/25/2036 •	993	716
First Franklin Mortgage Loan Trust
1.377% due 07/25/2034 •	148	148
First NLC Trust 0.807% due 12/25/2035 •	49	49
GSAA Home Equity Trust 1.002% due 08/25/2037 •	69	69
GSAMP Trust
0.192% due 01/25/2037 •	156	114
0.252% due 12/25/2046 •	668	437
0.642% due 04/25/2036 •	690	551
HSI Asset Securitization Corp. Trust 0.542% due 12/25/2036 •	526	205
JP Morgan Mortgage Acquisition Trust 0.262% due 08/25/2036 •	4	2
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •	30	30
MASTR Asset-Backed Securities Trust 0.582% due 03/25/2036 •	609	492
Merrill Lynch Mortgage Investors Trust
0.322% due 08/25/2037 •	503	324
0.612% due 04/25/2037 •	706	490
Morgan Stanley ABS Capital, Inc. Trust
0.192% due 01/25/2037 •	533	321
0.242% due 10/25/2036 •	583	345
0.242% due 11/25/2036 •	211	128
0.322% due 11/25/2036 •	211	130
0.332% due 10/25/2036 •	776	507
0.747% due 09/25/2035 •	90	90
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	484	280
Residential Asset Securities Corp. Trust 0.782% due 11/25/2035 •	74	74
Specialty Underwriting & Residential Finance Trust 3.661% due 02/25/2037 ^þ	541	274
Structured Asset Investment Loan Trust 0.822% due 02/25/2035 •	37	37
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	569	566
2.710% due 01/25/2060 ~	557	566
2.900% due 10/25/2059 ~	2,154	2,199
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	1,100	1,136

		13,980

CORPORATE BONDS & NOTES 7.3%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024	400	416
Bayer U.S. Finance LLC
1.213% (US0003M + 1.010%) due 12/15/2023 ~	600	605
4.375% due 12/15/2028	800	894
Broadcom, Inc.
2.450% due 02/15/2031	400	393
2.600% due 02/15/2033	200	195
3.469% due 04/15/2034	200	210
Charter Communications Operating LLC
3.750% due 02/15/2028	1,100	1,179
3.950% due 06/30/2062	600	580
Citigroup, Inc.
2.876% due 07/24/2023 •	100	101
3.142% due 01/24/2023 •	100	100
CVS Pass-Through Trust 7.507% due 01/10/2032	1,152	1,427
Dell International LLC 6.020% due 06/15/2026	200	231

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Discover Bank 3.350% due 02/06/2023		300	307
Equitable Holdings, Inc. 3.900% due 04/20/2023		65	67
Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	300	345
1.700% due 06/30/2022	GBP	200	272
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	100	114
0.167% due 11/15/2023 •		100	113
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$300	300
2.748% due 06/14/2024	GBP	200	273
3.087% due 01/09/2023		$500	509
3.370% due 11/17/2023		300	310
3.375% due 11/13/2025		400	416
4.000% due 11/13/2030		200	216
5.596% due 01/07/2022		200	200
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	710
GLP Capital LP 5.250% due 06/01/2025		200	219
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	500	601
2.908% due 06/05/2023 •		$200	202
4.223% due 05/01/2029 •		200	222
Helmerich & Payne, Inc. 2.900% due 09/29/2031		200	197
Hyatt Hotels Corp. 1.300% due 10/01/2023		200	200
Kilroy Realty LP 3.450% due 12/15/2024		100	105
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	505
Las Vegas Sands Corp. 2.900% due 06/25/2025		300	300
Morgan Stanley 0.780% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	2,300	1,819
Nissan Motor Acceptance Co. LLC
0.910% due 09/28/2022 •		$1,000	1,001
2.450% due 09/15/2028		300	292
Oracle Corp.
2.875% due 03/25/2031 (i)		1,100	1,108
3.950% due 03/25/2051 (i)		200	208
Organon & Co.
2.875% due 04/30/2028	EUR	100	115
5.125% due 04/30/2031		$200	209
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
3.150% due 01/01/2026		100	102
3.500% due 06/15/2025		100	104
4.000% due 12/01/2046		100	97
4.550% due 07/01/2030		100	108
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,280
Rio Oil Finance Trust 9.250% due 07/06/2024		671	723
Southern California Edison Co.
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~		200	200
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		200	201
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	202
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		163	170
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		800	842
Walt Disney Co.
3.500% due 05/13/2040		300	329
3.600% due 01/13/2051		300	340

			22,581

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		302	299

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		300	302

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 4.131% due 06/15/2042	100	113

		415

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust 2.252% due 01/25/2035 ~	7	8
Banc of America Funding Trust
0.522% due 04/25/2037 ^•	62	60
0.524% due 04/20/2047 ^•	71	70
2.787% due 05/25/2035 ~	67	69
6.000% due 07/25/2037 ^	173	174
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^	61	60
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	880	899
BCAP LLC Trust 0.522% due 05/25/2047 •	224	218
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 02/25/2036 •	19	19
2.846% due 02/25/2034 ~	6	6
2.946% due 04/25/2034 ~	84	84
3.392% due 08/25/2035 ~	4	4
Bear Stearns ALT-A Trust
2.603% due 05/25/2035 ~	76	77
2.939% due 09/25/2035 ^~	233	128
BWAY Mortgage Trust 1.360% due 09/15/2036 •	800	801
BX Commercial Mortgage Trust 0.840% due 10/15/2036 •	900	895
Chase Mortgage Finance Trust
2.965% due 03/25/2037 ^~	154	156
3.153% due 07/25/2037 ~	26	24
Citigroup Mortgage Loan Trust
2.460% due 04/25/2037 ^~	161	145
2.500% due 05/25/2051 ~	387	387
Citigroup Mortgage Loan Trust, Inc. 2.507% due 05/25/2035 ~	30	30
Countrywide Alternative Loan Trust
0.314% due 07/20/2046 ^•	87	69
2.608% due 06/25/2037 ~	147	134
5.500% due 10/25/2035 ^	17	15
5.500% due 02/25/2036 ^	36	28
6.000% due 01/25/2037 ^	288	289
6.000% due 02/25/2037 ^	520	275
6.000% due 05/25/2037 ^	435	283
6.250% due 12/25/2036 ^•	424	274
6.500% due 08/25/2037 ^	322	194
8.000% due 10/25/2036 ^	24	22
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^	129	91
6.250% due 09/25/2036 ^	208	116
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •	131	127
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	190	192
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ	232	237
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~	8	8
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	192	192
2.500% due 01/25/2052 ~	871	873
2.500% due 02/25/2052 ~	388	390
GSR Mortgage Loan Trust 2.796% due 05/25/2037 ^~	12	9
HarborView Mortgage Loan Trust
2.598% due 02/25/2036 ^~	23	10
3.873% due 07/19/2035 ^~	3	3
Impac Secured Assets Trust 2.768% due 07/25/2035 ~	54	51
IndyMac INDX Mortgage Loan Trust
0.582% due 07/25/2035 •	6	6
2.928% due 12/25/2034 ~	3	4
2.975% due 06/25/2036 ~	179	180
JP Morgan Alternative Loan Trust
2.636% due 12/25/2036 ~	24	24
3.235% due 05/25/2037 ^~	238	222
JP Morgan Mortgage Trust
2.473% due 10/25/2035 ^~	213	192
2.577% due 02/25/2035 ~	3	3
3.000% due 01/25/2052 ~	1,543	1,586
3.000% due 02/25/2052 «	1,600	1,632
3.000% due 04/25/2052 ~	1,547	1,578
3.000% due 05/25/2052 «~	2,300	2,292

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Lehman Mortgage Trust 6.000% due 09/25/2037 ^	103	104
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	799
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •	21	21
2.711% due 03/25/2036 ^~	83	53
Morgan Stanley Mortgage Loan Trust
1.002% due 02/25/2036 ^•	25	24
2.744% due 05/25/2036 ^~	160	120
3.210% due 09/25/2035 ^~	108	48
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	725	739
2.750% due 11/25/2059 ~	664	676
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •	900	897
Onslow Bay Mortgage Loan Trust 2.500% due 10/25/2051 ~	888	889
PMT Loan Trust 2.500% due 07/25/2051 ~	871	873
Prime Mortgage Trust
0.602% due 02/25/2035 •	121	119
6.000% due 06/25/2036 ^	30	30
Residential Accredit Loans, Inc. Trust
0.202% due 05/25/2037 •	328	323
0.242% due 01/25/2037 •	268	268
0.362% due 02/25/2037 •	104	118
0.442% due 12/25/2036 •	201	204
0.482% due 07/25/2036 •	263	267
0.502% due 11/25/2036 ^•	175	132
5.000% due 09/25/2036 ^	50	47
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	16	16
Starwood Mortgage Trust 1.160% due 04/15/2034 •	800	802
Structured Adjustable Rate Mortgage Loan Trust
0.422% due 10/25/2035 •	80	80
2.908% due 04/25/2036 ^~	123	90
Structured Asset Mortgage Investments Trust
0.502% due 05/25/2036 •	264	258
0.522% due 05/25/2036 •	25	22
Structured Asset Securities Corp. 0.382% due 01/25/2036 •	156	148
Structured Asset Securities Corp. Mortgage Loan Trust 0.392% due 10/25/2036 •	348	318
SunTrust Adjustable Rate Mortgage Loan Trust 2.149% due 02/25/2037 ^~	113	107
Thornburg Mortgage Securities Trust 0.842% due 09/25/2034 •	20	20
UWM Mortgage Trust 2.500% due 11/25/2051 ~	1,089	1,088
WaMu Mortgage Pass-Through Certificates Trust
0.662% due 11/25/2045 •	64	63
0.882% due 10/25/2044 •	59	58
1.482% due 08/25/2042 •	4	4
3.070% due 12/25/2036 ^~	204	203
3.262% due 10/25/2036 ^~	347	340
Washington Mutual Mortgage Pass-Through Certificates Trust
0.262% due 02/25/2037 ^•	418	379
5.500% due 11/25/2035 ^	68	70
6.500% due 08/25/2035 ^	76	75

		26,807

	SHARES
PREFERRED SECURITIES 0.6%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	200,000	228
Bank of America Corp. 5.875% due 03/15/2028 •(g)	600,000	668
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	800,000	823

		1,719

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.5%
Export-Import Bank of the U.S. 1.581% due 11/16/2024	$1,913	1,929

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Fannie Mae
0.502% due 06/25/2036 •		29	29
3.000% due 01/01/2022 - 03/01/2060		829	854
3.500% due 01/01/2059		958	1,038
Freddie Mac
0.436% due 01/15/2038 •		432	433
1.886% due 01/15/2038 ~(a)		432	26
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047		17	17
Uniform Mortgage-Backed Security
2.500% due 02/01/2051		354	364
3.000% due 02/01/2027 - 06/01/2051		503	527
3.500% due 01/01/2026 - 07/01/2050		798	845
4.000% due 01/01/2037 - 06/01/2050		500	534
4.500% due 05/01/2023 - 08/01/2041		180	197
5.000% due 08/01/2033 - 10/01/2041		81	90
5.500% due 07/01/2035 - 02/01/2041		94	108
6.000% due 06/01/2026 - 09/01/2039		341	377
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052		11,700	12,283
4.000% due 01/01/2052 - 02/01/2052		27,565	29,306
4.500% due 01/01/2052		2,000	2,143

			51,100

U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (o)		200	182
1.625% due 11/15/2050 (k)		2,400	2,237
1.875% due 02/15/2041 (k)		6,300	6,238
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (f)(m)		539	604
0.125% due 07/15/2031 (f)(k)		1,755	1,974
0.500% due 01/15/2028 (f)(k)		4,935	5,524
2.500% due 01/15/2029 (f)(k)(m)		4,961	6,345
3.875% due 04/15/2029 (f)(k)(m)(o)		673	938
U.S. Treasury Notes
2.875% due 04/30/2025 (l)(m)(o)		7,100	7,523

			31,565

Total United States (Cost $144,016)			148,466

SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (j) 1.0%			3,115

ISRAEL TREASURY BILLS 1.4%
(0.023)% due 02/02/2022 - 12/07/2022 (c)(d)	ILS	13,200	4,246

JAPAN TREASURY BILLS 1.9%
(0.114)% due 02/07/2022 (d)(e)	JPY	670,000	5,825

Total Short-Term Instruments (Cost $12,987)			13,186

Total Investments in Securities (Cost $409,459)			412,390

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short Asset Portfolio		21,788	218
PIMCO Short-Term Floating NAV Portfolio III		88,410	859

Total Short-Term Instruments (Cost $1,075)			1,077

Total Investments in Affiliates (Cost $1,075)			1,077

Total Investments 133.3% (Cost $410,534)			$413,467
Financial Derivative Instruments (l)(o) (0.1)%(Cost or Premiums, net $(1,140))			(482)
Other Assets and Liabilities, net (33.1)%			(102,774)

Net Assets 100.0%			$310,211

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$500	$499	0.16%
Deutsche Bank AG	3.035	05/28/2032	05/28/2021-10/21/2021	1,106	1,109	0.36
Deutsche Bank AG	3.729	01/14/2032	01/20/2021-01/28/2021	902	921	0.30
Morgan Stanley	0.780	02/03/2023	01/30/2020	1,743	1,819	0.59
Oracle Corp.	2.875	03/25/2031	03/22/2021	1,098	1,108	0.36
Oracle Corp.	3.950	03/25/2051	03/22/2021	200	208	0.07

$5,549	$5,664	1.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$610	U.S. Treasury Notes 1.250% due 03/31/2028	$622	$610	$610
JML	(0.750)	12/22/2021	02/14/2022	EUR	158	Spain Government International Bond 3.450% due 07/30/2066	173	180	180
1.75	09/12/2018	01/22/2049	GBP	1718	United Kingdom Gilt 1.75% due 09/12/2018	2,329	2,325	2,325

Total Repurchase Agreements	$3,124	$3,115	$3,115

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BRC	(0.610)%	11/22/2021	02/14/2022	EUR	(10,575)	$(12,031)
(0.550)	12/17/2021	02/14/2022	(6,632)	(7,548)
CIB	0.080	11/09/2021	01/10/2022	$(115)	(115)
0.080	12/08/2021	01/10/2022	(4,725)	(4,725)
0.100	12/07/2021	01/07/2022	(9,288)	(9,289)
DEU	0.090	12/06/2021	01/04/2022	(1,838)	(1,838)
GRE	0.120	12/10/2021	01/10/2022	(2,869)	(2,870)
0.120	12/14/2021	01/04/2022	(5,884)	(5,885)
JML	(0.700)	12/15/2021	02/14/2022	EUR	(413)	(470)
(0.610)	12/15/2021	02/14/2022	(2,311)	(2,630)
(0.600)	12/15/2021	02/14/2022	(613)	(697)
MYI	(0.720)	11/22/2021	02/14/2022	(3,427)	(3,898)
0.360	12/21/2021	02/07/2022	GBP	(4,841)	(6,554)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOM	0.120	12/15/2021	01/13/2022	$(2,351)	(2,351)

Total Reverse Repurchase Agreements	$(60,901)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

United Kingdom (0.1)%
Sovereign Issues (0.1)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	200	$(290)	$(311)

Total United Kingdom (Cost $(290))	(309)

United States (12.0)%
U.S. Government Agencies (12.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2037	$4,300	(4,382)	(4,396)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2052	19,400	(19,329)	(19,299)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2052	2,300	(2,368)	(2,347)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	10,700	(10,903)	(10,890)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2052	100	(103)	(103)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2037	300	(318)	(316)

Total United States	(37,403)	(37,351)

Total Short Sales (12.1)%	$(37,693)	$(37,662)

(k)	Securities with an aggregate market value of $60,330 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(44,239) at a weighted average interest rate of (0.255%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $2 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	8	$1,993	$(3)	$0	$0
Call Options Strike @ EUR 141.000 on Euro-Bobl March 2022 Futures (1)	02/2022	70	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-OAT March 2022 Futures (1)	02/2022	131	1	0	0	0
Euro-BTP Italy Government Bond March Futures	03/2022	39	6,527	(115)	0	(10)
U.S. Treasury 10-Year Note March Futures	03/2022	137	17,874	93	9	0

$(25)	$9	$(10)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	20	$(1,661)	$(2)	$4	$0
Australia Government 10-Year Bond March Futures	03/2022	18	(1,823)	0	20	0
Canada Government 10-Year Bond March Futures	03/2022	15	(1,691)	(32)	0	(3)
Euro-Bobl March Futures	03/2022	229	(34,738)	246	10	0
Euro-Bund 10-Year Bond March Futures	03/2022	96	(18,730)	270	15	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	131	(24,333)	418	22	0
Euro-Schatz March Futures	03/2022	29	(3,699)	8	0	0
Japan Government 10-Year Bond March Futures	03/2022	6	(7,907)	16	14	0
U.S. Treasury 2-Year Note March Futures	03/2022	123	(26,835)	25	0	(6)
U.S. Treasury 5-Year Note March Futures	03/2022	51	(6,170)	(6)	0	(3)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	9	(1,318)	(6)	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	7	(1,380)	1	0	(11)
United Kingdom Long Gilt March Futures	03/2022	90	(15,215)	109	0	(49)

$1,047	$85	$(74)

Total Futures Contracts	$1,022	$94	$(84)

SWAP AGREEMENTS:

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	(1.000)%	Quarterly	12/20/2022	0.248%	EUR	400	$3	$1	$4	$0	$0
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.082%	$1,200	$19	$(8)	$11	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.588	EUR	700	(9)	(22)	(31)	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	$400	80	(2)	78	1	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.180	300	3	(2)	1	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.349	EUR	1,400	55	(2)	53	0	0
Stellantis NV	(5.000)	Quarterly	12/20/2026	1.070	400	92	(3)	89	1	0

$243	$(38)	$205	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$372	$(1)	$2	$1	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	200	(19)	1	(18)	0	0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	400	(38)	1	(37)	0	(1)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	2,300	0	(20)	(20)	0	(1)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	13,600	(92)	(116)	(208)	0	(8)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	21,100	(123)	(91)	(214)	0	(15)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,800	(32)	(10)	(42)	0	(2)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	900	(11)	(7)	(18)	0	(1)

$(316)	$(240)	$(556)	$0	$(28)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$17,700	$417	$22	$439	$8	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$84,600	$(28)	$28	$0	$0	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	26,900	0	(5)	(5)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,700	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	17,900	1	(2)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	14,800	0	(1)	(1)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	2,800	0	1	1	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	8,800	1	3	4	0	0

$(26)	$23	$(3)	$0	$(3)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	12,000	$54	$83	$137	$0	$(6)
Pay	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024		900	(15)	(7)	(22)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		600	(15)	(8)	(23)	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		4,200	(1)	(114)	(115)	30	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		900	(16)	42	26	0	(23)
Pay	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026	INR	450,300	(57)	92	35	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	05/29/2022	JPY	37,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022		192,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		910,000	0	(8)	(8)	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2029		24,000	(1)	1	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		2,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		620,000	4	11	15	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Semi-Annual	06/19/2049		190,000	(4)	17	13	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.330	Semi-Annual	11/29/2049		37,000	16	2	18	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		112,000	17	13	30	9	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	1,500	(9)	25	16	4	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		1,000	1	(5)	(4)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	12/15/2023		$3,600	29	4	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.768	Annual	12/31/2023		26,300	6	(35)	(29)	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		1,000	9	1	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,200	(7)	1	(6)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,900	(16)	(5)	(21)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		700	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		1,500	28	3	31	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.228	Annual	08/15/2031		11,000	(31)	(74)	(105)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		7,300	121	(50)	71	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,700	(11)	(10)	(21)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,400	23	10	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		200	12	2	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		500	(8)	6	(2)	0	(1)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	10,100	5	23	28	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		24,100	(12)	77	65	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		13,400	7	30	37	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		7,100	4	15	19	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		10,000	5	22	27	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		11,200	(5)	35	30	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		130,700	83	(291)	(208)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		26,200	5	(58)	(53)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		21,800	(21)	49	28	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		38,600	(7)	(60)	(67)	0	0
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		51,590	0	9	9	0	0
Receive	1-Year BRL-CDI	7.198	Maturity	01/03/2022		49,400	0	9	9	0	0
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025		3,500	34	(53)	(19)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	3,400	23	(12)	11	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		1,200	13	(9)	4	0	0
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		9,300	0	14	14	3	0
Pay(7)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		4,100	0	3	3	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		2,100	45	(60)	(15)	2	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		600	(7)	(9)	(16)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,200	18	(98)	(80)	4	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	26	(5)	21	1	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	10	(2)	8	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	11,900	(23)	(124)	(147)	3	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	8,500	3	21	24	0	(1)
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,200	(2)	22	20	0	(2)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		250	0	(6)	(6)	0	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	196	(137)	59	0	(1)
Receive	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	74	(49)	25	0	(2)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		$6,600	6	40	46	1	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,600	(126)	67	(59)	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		1,600	(3)	16	13	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	(107)	70	(37)	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,550	(118)	82	(36)	0	0
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		6,900	(738)	318	(420)	0	(2)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		2,100	45	(67)	(22)	0	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		1,500	16	39	55	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		9,740	(194)	(155)	(349)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		37,800	(391)	568	177	0	(15)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		10,500	(344)	(263)	(607)	7	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		900	(49)	(4)	(53)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,200	(781)	360	(421)	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		4,100	2	8	10	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		200	(1)	0	(1)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,500	(191)	74	(117)	0	(1)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		9,035	435	178	613	0	(5)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		5,100	487	(117)	370	0	(2)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		500	(2)	1	(1)	0	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		500	(1)	7	6	0	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		1,400	(9)	22	13	0	(1)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		1,300	(9)	16	7	0	(1)
Pay	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		370	0	15	15	0	0
Receive	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		1,500	0	(25)	(25)	0	(1)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		7,000	100	14	114	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		300	(11)	6	(5)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		200	16	1	17	0	(1)
Pay	3-Month USD-LIBOR	1.854	Semi-Annual	05/15/2045		900	24	(5)	19	3	0
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		100	11	(1)	10	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,800	218	(15)	203	0	(8)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		1,000	(74)	14	(60)	4	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		350	(65)	24	(41)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		100	(18)	7	(11)	0	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		500	(4)	(20)	(24)	0	(2)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		500	(4)	(24)	(28)	0	(2)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,900	132	(8)	124	8	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		2,500	194	(24)	170	13	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		500	0	(45)	(45)	0	(3)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		250	11	(5)	6	0	(1)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022	ZAR	7,300	24	(19)	5	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		13,300	64	(37)	27	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,800	(29)	174	145	20	0
Receive	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031		150	0	2	2	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	2,000	(9)	(4)	(13)	0	(1)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		22,200	(122)	(293)	(415)	0	(24)
Pay	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		11,000	(149)	(113)	(262)	0	(12)
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		700	0	11	11	1	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		900	0	12	12	1	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		42,400	651	(1,101)	(450)	0	(40)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		300	(19)	20	1	0	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	8	21	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		7,550	(318)	287	(31)	6	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		900	(21)	21	0	1	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	7	14	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	05/29/2022	JPY	37,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022		192,000	0	0	0	0	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	11	(3)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(15)	11	(4)	1	0
Pay	6-Month PLN-WIBOR	1.588	Annual	08/20/2029		20,700	0	(641)	(641)	0	(2)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		23,300	0	(346)	(346)	0	(4)
Receive	6-Month PLN-WIBOR	2.858	Annual	11/09/2029		18,400	0	209	209	0	(1)
Receive	6-Month PLN-WIBOR	3.263	Annual	11/29/2029		20,600	0	97	97	0	(4)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(271)	(240)	0	(1)
Receive	UKRPI	3.397	Maturity	11/15/2030		570	7	94	101	0	(5)
Receive	UKRPI	3.445	Maturity	11/15/2030		420	2	69	71	0	(4)
Receive	UKRPI	3.510	Maturity	11/15/2030		220	(2)	37	35	0	(2)
Pay	UKRPI	3.740	Maturity	03/15/2031		600	0	(75)	(75)	5	0
Pay	UKRPI	3.700	Maturity	04/15/2031		300	3	(44)	(41)	2	0
Pay	UKRPI	3.217	Maturity	11/15/2040		970	(58)	(248)	(306)	8	0
Pay	UKRPI	3.272	Maturity	11/15/2040		300	(11)	(77)	(88)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040		420	(15)	(108)	(123)	3	0
Pay	UKRPI	3.340	Maturity	11/15/2040		370	(2)	(95)	(97)	3	0
Receive	UKRPI	3.000	Maturity	11/15/2050		400	52	143	195	0	(5)
Receive	UKRPI	3.051	Maturity	11/15/2050		300	27	107	134	0	(4)
Receive	UKRPI	3.143	Maturity	11/15/2050		150	2	54	56	0	(2)

							$(843)	$(1,576)	$(2,419)	$198	$(216)

Total Swap Agreements							$(525)	$(1,809)	$(2,334)	$208	$(248)

(m)

Securities with an aggregate market value of $3,533 and cash of $3,366 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		AUD	88		$63		$0		$(1)
		01/2022		CNH	4,284		670		0		(3)
		01/2022		IDR	1,874,457		130		0		(2)
		01/2022		PEN	2,352		572		0		(17)
		01/2022		TWD	2,640		95		0		0
		01/2022			$69		CNY	442	1		0
		01/2022			166		CZK	3,568	0		(3)
		01/2022			330		NZD	484	1		0
		01/2022			213		TWD	5,867	0		(1)
		02/2022		MXN	2,833		$137		1		0
		02/2022			$351		ILS	1,090	0		0
		02/2022			1,344		INR	102,151	22		0
		02/2022			368		PLN	1,409	0		(19)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	03/2022	MXN	13,001		$624	0	(3)
	03/2022	PEN	2,698		651	0	(22)
	03/2022	SGD	249		182	0	(3)
	04/2022	DKK	17,297		2,732	79	0
	07/2022	PEN	4,207		1,047	7	0
	07/2022		$1,519	PEN	6,141	0	(2)
	11/2022		62	ZAR	981	0	(3)
BPS	01/2022	BRL	870		$156	0	0
	01/2022	CNH	5,985		936	0	(4)
	01/2022	GBP	20,423		27,043	0	(601)
	01/2022	RUB	11,520		155	2	0
	01/2022		$156	BRL	870	0	0
	01/2022		4,696	EUR	4,163	44	0
	01/2022		6,413	GBP	4,841	140	0
	01/2022		470	IDR	6,805,289	8	0
	01/2022		488	JPY	55,400	0	(6)
	01/2022		141	RUB	10,344	0	(4)
	02/2022	INR	1,372		$18	0	0
	02/2022	MXN	1,109		52	0	(1)
	02/2022	PLN	424		104	0	(1)
	02/2022		$2,376	INR	179,689	27	0
	02/2022		101	MXN	2,088	1	0
	02/2022	ZAR	1,503		$94	0	0
	03/2022	KRW	159,750		134	0	0
	03/2022	MYR	8,808		2,077	0	(34)
	04/2022	DKK	8,500		1,305	4	(3)
	05/2022		$79	ZAR	1,246	0	(2)
	08/2022		317		5,067	0	(9)
	11/2022		153		2,448	0	(5)
BRC	01/2022	BRL	618		$111	0	0
	01/2022		$109	BRL	618	2	0
	02/2022	PLN	337		$82	0	(2)
CBK	01/2022	BRL	21,167		3,793	0	(7)
	01/2022	ILS	3,905		1,198	0	(58)
	01/2022	PEN	1,825		449	0	(8)
	01/2022		$3,767	BRL	21,167	33	0
	01/2022		451	CZK	10,161	14	0
	01/2022		116	ILS	360	0	0
	01/2022		1,039	PEN	4,178	9	(2)
	02/2022	ILS	4,401		$1,361	0	(55)
	02/2022	INR	35,542		465	0	(10)
	02/2022	MXN	1,199		57	0	(1)
	02/2022	PEN	1,002		261	10	0
	02/2022	PLN	67		16	0	0
	02/2022		$93	INR	7,058	1	0
	02/2022		283	PLN	1,082	0	(15)
	02/2022		129	ZAR	2,084	1	0
	03/2022	COP	371,109		$92	2	0
	03/2022	ILS	2,601		790	0	(47)
	03/2022	KRW	67,647		57	0	0
	03/2022	PEN	4,985		1,216	0	(29)
	03/2022		$31	KZT	14,018	0	0
	03/2022		272	RUB	20,464	0	(2)
	04/2022	DKK	19,824		$3,113	73	0
	04/2022	ILS	600		186	0	(7)
	04/2022	PEN	9,178		2,413	130	0
	04/2022		$3,542	MXN	76,853	141	0
	06/2022	ILS	1,699		$524	0	(24)
	08/2022		913		282	0	(13)
	12/2022		2,300		738	0	(8)
	12/2022		$279	PEN	1,169	7	0
DUB	01/2022	BRL	410		$72	0	(2)
	01/2022	CNH	2,216		346	0	(2)
	01/2022		$74	BRL	410	0	0
	01/2022		4,113	CNH	26,309	21	0
	01/2022		212	CZK	4,654	1	0
	01/2022		99	TWD	2,755	1	0
	02/2022		377	HUF	120,862	0	(6)
	02/2022		2,244	INR	170,355	34	0
	02/2022		610	PLN	2,475	3	0
	02/2022		286	RUB	21,436	0	(2)
	03/2022	THB	3,644		$109	0	0
FBF	01/2022	BRL	18,727		3,291	0	(71)
	01/2022		$3,356	BRL	18,727	6	0
	02/2022		3,083		17,662	66	0
GLM	01/2022	CNH	20		$3	0	0
	01/2022	ILS	2,955		905	0	(46)
	01/2022		$378	JPY	42,900	0	(6)
	01/2022		952	RUB	69,314	0	(30)
	02/2022	CAD	397		$329	15	0
	02/2022	INR	21,725		285	0	(6)
	02/2022		$657	RON	2,878	3	0
	03/2022	MYR	910		$215	0	(4)
	03/2022	SGD	104		76	0	(1)
	03/2022		$204	KZT	92,315	3	0
	03/2022		70	RUB	5,286	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	11/2022	ILS	1,200		$388	0	(1)
	11/2022		$65	ZAR	1,039	0	(2)
HUS	01/2022	AUD	311		$221	0	(5)
	01/2022	BRL	108		19	0	0
	01/2022	CAD	124		97	0	(1)
	01/2022	CNH	8,887		1,392	0	(5)
	01/2022	IDR	1,163,269		81	0	(1)
	01/2022	JPY	313,300		2,730	6	0
	01/2022		$19	BRL	108	0	0
	01/2022		5,196	CNH	33,416	56	0
	01/2022		241	GBP	180	3	0
	01/2022		1,073	IDR	15,576,772	21	0
	01/2022		2,664	TWD	73,988	7	0
	02/2022	INR	58,276		$765	0	(14)
	02/2022	JPY	670,000		5,910	84	0
	02/2022	PLN	809		194	0	(6)
	02/2022		$105	CLP	86,730	0	(4)
	02/2022		581	COP	2,205,961	0	(40)
	02/2022		707	RUB	51,261	0	(27)
	03/2022	KRW	454,002		$384	3	0
	03/2022	SGD	866		632	0	(10)
	03/2022		$935	KRW	1,106,595	0	(6)
	03/2022		171	RUB	12,886	0	(1)
	04/2022		326	DKK	2,085	0	(6)
IND	01/2022	TWD	2,103		$76	0	0
	02/2022	INR	11,674		154	0	(2)
	03/2022	KRW	88,619		75	1	0
	03/2022	THB	1,986		59	0	0
JPM	01/2022	BRL	1,625		285	0	(7)
	01/2022	IDR	588,801		41	0	0
	01/2022	MXN	1,970		94	0	(2)
	01/2022		$291	BRL	1,625	1	0
	01/2022		1,535	CAD	1,963	17	0
	01/2022		7,702	CNH	49,336	51	0
	01/2022		253	CNY	1,630	3	0
	01/2022		1,379	EUR	1,218	8	0
	01/2022		91	IDR	1,315,398	1	0
	01/2022		482	PHP	24,384	0	(7)
	02/2022	ILS	302		$97	0	0
	02/2022	MXN	861		40	0	(1)
	02/2022		$4,525	INR	342,793	58	0
	03/2022	SGD	1,301		$950	0	(16)
	03/2022		$1,223	HKD	9,531	0	(1)
	03/2022		2,343	KRW	2,769,572	0	(18)
	03/2022		79	KZT	35,422	0	0
	03/2022		2,015	THB	68,384	32	0
	04/2022	DKK	2,365		$371	9	0
	09/2022		$847	VND	19,472,625	0	0
	12/2022	ILS	400		$130	0	0
MYI	01/2022	AUD	8,548		6,171	0	(48)
	01/2022	BRL	738		132	0	0
	01/2022	CZK	2,199		98	0	(2)
	01/2022	IDR	1,355,583		94	0	(1)
	01/2022	NZD	4,138		2,824	0	(10)
	01/2022	PHP	4,605		92	2	0
	01/2022	RUB	9,299		125	1	0
	01/2022		$128	BRL	738	4	0
	01/2022		247	IDR	3,583,522	5	0
	02/2022	BRL	738		$128	0	(4)
	04/2022	DKK	51,658		8,153	230	0
NAB	01/2022	JPY	2,110,672		18,603	254	0
	02/2022		2,110,910		18,335	0	(20)
RBC	01/2022	NOK	1,335		151	0	(1)
	01/2022	TWD	6,775		244	0	(1)
	01/2022		$78	CAD	100	1	0
RYL	01/2022		393	GBP	298	10	0
	03/2022	SGD	168		$123	0	(2)
	03/2022	THB	3,190		95	0	(1)
SCX	01/2022	CNH	236		37	0	0
	01/2022	EUR	31,626		35,651	0	(355)
	01/2022	RUB	14,840		199	2	0
	01/2022		$2,750	CNH	17,683	28	0
	01/2022		7,510	EUR	6,631	40	0
	01/2022		1,645	NOK	14,901	47	0
	02/2022	EUR	19,614		$22,318	0	(26)
	02/2022	GBP	20,423		27,661	18	0
SOG	01/2022	IDR	1,817,172		126	0	(2)
	02/2022	INR	11,694		154	0	(2)
SSB	03/2022	KRW	19,015		16	0	0
TOR	01/2022	AUD	1,981		1,418	0	(23)
	01/2022	CAD	11,141		8,689	0	(118)
	01/2022		$8,750	CAD	11,052	0	(13)
	01/2022		285	CNH	1,821	1	0
	02/2022	CAD	11,052		$8,750	12	0
	03/2022		$446	MXN	9,460	10	0
UAG	01/2022	BRL	784		$138	0	(3)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	01/2022	CHF	108		118		0	(1)
	01/2022	RUB	7,971		107		1	0
	01/2022		$140	BRL	784		0	0
	01/2022		39	CAD	50		1	0
	01/2022		142	CNH	906		1	0
	01/2022		213	RUB	15,478		0	(7)
	02/2022	INR	18,105		$239		0	(3)
	02/2022	MXN	847		39		0	(2)
	02/2022		$647	PLN	2,711		24	0
	03/2022		213	RUB	16,089		0	(1)
	11/2022		146	ZAR	2,297		0	(8)

Total Forward Foreign Currency Contracts							$1,966	$(2,050)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	4,500	$57	$16
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	4,000	49	15

							$106	$31

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025		EUR	97.000	05/23/2025	600	$45	$90

Total Purchased Options							$151	$121

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000%	01/19/2022	300	$(1)	$0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	02/16/2022	1,000	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	800	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	400	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	1,200	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	500	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	600	(1)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	400	(2)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	02/16/2022	400	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	700	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	700	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	1,700	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	2,000	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	800	(1)	0
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	500	(1)	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	500	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	1,800	(2)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000	01/19/2022	200	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	900	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	900	(1)	0
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	300	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	900	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	01/19/2022	1,100	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	700	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	600	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	04/20/2022	300	0	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	500	(1)	0
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	400	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	400	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	600	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	1,300	(1)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	1,100	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	300	0	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	300	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	300	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	700	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	200	0	0

							$(43)	$(8)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	1,702	$(17)	$(15)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

AZD	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.790%	01/24/2022	600	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.140	01/24/2022	600	(1)	(1)
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355	01/20/2022	800	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	800	(3)	(4)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.100)	02/10/2022	3,900	(20)	(3)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.376	01/10/2022	1,800	(5)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.676	01/10/2022	1,800	(5)	(1)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(84)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	3,200	(4)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	3,200	(4)	(36)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.345	01/10/2022	2,600	(6)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.645	01/10/2022	2,600	(6)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	30,200	(61)	(31)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	30,200	(61)	(77)
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	3,400	(5)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	3,400	(5)	(38)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	200	0	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	200	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	1,500	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	1,500	(5)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	1,400	(37)	0
GST	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.770	01/17/2022	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.120	01/17/2022	500	(1)	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(15)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	4,000	(8)	(3)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	4,000	(8)	(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	1,200	(2)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	1,200	(2)	(3)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.185	02/14/2022	2,300	(6)	(4)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.585	02/14/2022	2,300	(6)	(5)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/18/2022	1,400	(3)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/18/2022	1,400	(3)	(2)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	17,400	(23)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	17,400	(23)	(197)

$(388)	$(516)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	6,250	$(6)	$(1)
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	3,500	(4)	0

$(10)	$(1)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	$100.297	03/07/2022	200	$(1)	$(1)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	200	(1)	0
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	200	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	200	1	0

$(1)	$(1)

Total Written Options	$(459)	$(541)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.032%	$200	$(7)	$6	$0	$(1)
BPS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	1,500	(37)	16	0	(21)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	700	(13)	4	0	(9)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	700	(24)	21	0	(3)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	1,800	(45)	20	0	(25)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	1,200	(42)	36	0	(6)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	1,300	(25)	7	0	(18)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	1,700	(59)	51	0	(8)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	700	(18)	8	0	(10)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	900	(22)	10	0	(12)

$(292)	$179	$0	$(113)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.685%	$400	$(9)	$14	$5	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	200	(5)	7	2	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	400	(10)	15	5	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.440	300	9	(1)	8	0

$(15)	$35	$20	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$2,034	AUD	2,700	$13	$(14)	$0	$(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	1,932		2,800	0	1	1	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	1,863		2,700	(10)	1	0	(9)

								$3	$(12)	$1	$(10)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.000%	Quarterly	06/16/2031	MYR	1,200	$(1)	$8	$7	$0
CBK	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031		3,800	0	22	22	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	89	89	0
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
NGF	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	6,300	(2)	38	36	0

								$(3)	$157	$154	$0

Total Swap Agreements								$(307)	$359	$175	$(123)

(o)

Securities with an aggregate market value of $546 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$38	$0	$38
Australia
Non-Agency Mortgage-Backed Securities	0	213	0	213
Sovereign Issues	0	10,351	0	10,351
Austria
Corporate Bonds & Notes	0	251	0	251
Brazil
Corporate Bonds & Notes	0	2,890	0	2,890
Canada
Corporate Bonds & Notes	0	791	0	791
Non-Agency Mortgage-Backed Securities	0	241	0	241
Sovereign Issues	0	2,323	0	2,323
Cayman Islands
Asset-Backed Securities	0	19,571	0	19,571
Corporate Bonds & Notes	0	3,682	0	3,682
Non-Agency Mortgage-Backed Securities	0	382	0	382
Chile
Corporate Bonds & Notes	0	1,125	0	1,125
Sovereign Issues	0	711	0	711
China
Sovereign Issues	0	19,222	0	19,222
Czech Republic
Sovereign Issues	0	259	0	259
Denmark
Corporate Bonds & Notes	0	14,834	0	14,834
Dominican Republic
Sovereign Issues	0	531	0	531
France
Corporate Bonds & Notes	0	3,092	0	3,092
Sovereign Issues	0	4,282	0	4,282
Germany
Corporate Bonds & Notes	0	7,229	0	7,229
Guatemala
Sovereign Issues	0	224	0	224
Hong Kong
Corporate Bonds & Notes	0	209	0	209
Hungary
Sovereign Issues	0	493	0	493
India
Corporate Bonds & Notes	0	2,239	0	2,239
Indonesia
Corporate Bonds & Notes	0	966	0	966
Sovereign Issues	0	1,470	0	1,470
Ireland
Asset-Backed Securities	0	5,120	0	5,120
Corporate Bonds & Notes	0	1,223	0	1,223
Israel
Sovereign Issues	0	4,275	0	4,275
Italy
Corporate Bonds & Notes	0	3,598	0	3,598
Sovereign Issues	0	22,781	0	22,781
Japan
Corporate Bonds & Notes	0	2,235	0	2,235
Sovereign Issues	0	22,432	0	22,432
Luxembourg
Corporate Bonds & Notes	0	3,768	0	3,768
Malaysia
Corporate Bonds & Notes	0	666	0	666
Sovereign Issues	0	3,117	0	3,117
Mexico
Corporate Bonds & Notes	0	1,059	0	1,059
Netherlands
Corporate Bonds & Notes	0	1,534	0	1,534
Non-Agency Mortgage-Backed Securities	0	321	0	321
Preferred Securities	0	165	0	165
New Zealand
Sovereign Issues	0	319	0	319
Peru
Corporate Bonds & Notes	0	294	0	294
Sovereign Issues	0	5,279	0	5,279
Philippines
Sovereign Issues	0	440	0	440
Qatar
Corporate Bonds & Notes	0	902	0	902
Sovereign Issues	0	1,030	0	1,030
Romania
Sovereign Issues	0	2,351	0	2,351
Russia
Sovereign Issues	0	1,599	0	1,599
Saudi Arabia
Corporate Bonds & Notes	0	403	0	403
Sovereign Issues	0	4,139	0	4,139
Serbia
Sovereign Issues	0	2,128	0	2,128

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Singapore
Corporate Bonds & Notes	0	1,440	0	1,440
Sovereign Issues	0	3,432	0	3,432
South Africa
Sovereign Issues	0	797	0	797
South Korea
Sovereign Issues	0	1,951	0	1,951
Spain
Corporate Bonds & Notes	0	316	0	316
Sovereign Issues	0	2,826	0	2,826
Supranational
Corporate Bonds & Notes	0	2,405	0	2,405
Switzerland
Corporate Bonds & Notes	0	5,413	0	5,413
United Arab Emirates
Sovereign Issues	0	438	0	438
United Kingdom
Corporate Bonds & Notes	0	23,165	0	23,165
Non-Agency Mortgage-Backed Securities	0	12,920	0	12,920
Preferred Securities	0	352	0	352
Sovereign Issues	0	6,486	0	6,486
United States
Asset-Backed Securities	0	13,980	0	13,980
Corporate Bonds & Notes	0	22,581	0	22,581
Loan Participations and Assignments	0	299	0	299
Municipal Bonds & Notes	0	415	0	415
Non-Agency Mortgage-Backed Securities	0	22,883	3,924	26,807
Preferred Securities	0	1,719	0	1,719
U.S. Government Agencies	0	51,100	0	51,100
U.S. Treasury Obligations	0	31,565	0	31,565
Short-Term Instruments
Repurchase Agreements	0	3,115	0	3,115
Israel Treasury Bills	0	4,246	0	4,246
Japan Treasury Bills	0	5,825	0	5,825

$0	$408,466	$3,924	$412,390
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,077	$0	$0	$1,077

Total Investments	$1,077	$408,466	$3,924	$413,467

Short Sales, at Value - Liabilities
Sovereign Issues	0	(311)	0	(311)
U.S. Government Agencies	0	(37,351)	0	(37,351)

$0	$(37,662)	$0	$(37,662)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	85	217	0	302
Over the counter	0	2,262	0	2,262

$85	$2,479	$0	$2,564
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(62)	(270)	0	(332)
Over the counter	0	(2,714)	0	(2,714)

$(62)	$(2,984)	$0	$(3,046)

Total Financial Derivative Instruments	$23	$(505)	$0	$(482)

Totals	$1,100	$370,299	$3,924	$375,323

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$0	$3,998	$0	$0	$0	$(74)	$0	$0	$3,924	$(73)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Totals	$0	$3,998	$0	$0	$0	$(74)	$0	$0	$3,924	$(73)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities		$3,924	Proxy Pricing			Base Price			102.250 - 102.891	0

Total		$3,924

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$184	$59
1.125% due 07/09/2035 þ		122	37
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	13,660	68

Total Argentina (Cost $897)			164

AUSTRALIA 3.0%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.947% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	134	98

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 1.034% due 09/05/2057 •		$487	487

SOVEREIGN ISSUES 2.9%
Australia Government International Bond
0.500% due 09/21/2026	AUD	30,800	21,561
1.000% due 11/21/2031		1,500	1,025
1.750% due 06/21/2051		800	503
2.500% due 05/21/2030		2,300	1,790
Northern Territory Treasury Corp. 2.000% due 04/21/2031		1,100	790
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,500	1,326

			26,995

Total Australia (Cost $27,928)			27,580

CANADA 0.5%
CORPORATE BONDS & NOTES 0.4%
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~		$2,500	2,501
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,360

			3,861

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	539	435

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		498	542

Total Canada (Cost $4,689)			4,838

CAYMAN ISLANDS 7.3%
ASSET-BACKED SECURITIES 5.3%
American Money Management Corp. CLO Ltd.
0.992% due 04/17/2029 •		$1,839	1,837
1.107% due 04/14/2029 •		1,374	1,374
Apidos CLO 1.052% due 07/17/2030 •		2,200	2,197
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		1,245	1,245
Ares CLO Ltd. 1.172% due 04/18/2031 •		2,200	2,198
Assurant CLO Ltd. 1.172% due 10/20/2031 •		2,100	2,096

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		2,100	2,099
CIFC Funding Ltd. 1.074% due 10/24/2030 •		2,100	2,097
Elevation CLO Ltd. 1.080% due 10/25/2030 •		2,200	2,197
Gallatin CLO Ltd.
1.177% due 07/15/2031 •		1,500	1,500
1.180% due 01/21/2028 •		823	824
GPMT Ltd. 1.454% due 12/15/2036 •		2,400	2,402
LCM LP 1.086% due 07/19/2027 •		2,700	2,700
MF1 Ltd. 1.188% due 10/16/2036 •		2,200	2,193
MidOcean Credit CLO 1.229% due 01/29/2030 •		2,100	2,099
OZLM Ltd. 1.232% due 10/20/2031 •		2,100	2,100
Palmer Square Loan Funding Ltd. 0.971% due 07/20/2029 •		2,100	2,099
Sound Point CLO Ltd. 1.104% due 07/25/2030 •		2,200	2,201
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		1,645	1,646
Stratus CLO Ltd. 1.164% due 12/29/2029 •		2,500	2,500
Symphony CLO Ltd. 1.077% due 07/14/2026 •		916	916
Venture CLO Ltd.
1.004% due 04/15/2027 •		313	313
1.146% due 09/07/2030 •		2,200	2,199
1.232% due 01/20/2029 •		1,800	1,801
Vibrant CLO Ltd.
1.164% due 06/20/2029 •		1,375	1,374
1.172% due 09/15/2030 •		2,100	2,103

			48,310

CORPORATE BONDS & NOTES 1.7%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,726	1,678
KSA Sukuk Ltd. 4.303% due 01/19/2029		5,500	6,273
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		500	516
QNB Finance Ltd. 1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~		1,300	1,301
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026		1,000	986
2.694% due 06/17/2031		700	705
Sands China Ltd.
5.125% due 08/08/2025		400	420
5.400% due 08/08/2028		800	862
Tencent Holdings Ltd.
2.390% due 06/03/2030		2,200	2,158
3.595% due 01/19/2028		300	319

			15,218

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
GPMT Ltd. 1.354% due 07/16/2035 •		1,831	1,832
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		955	955

			2,787

Total Cayman Islands (Cost $65,633)			66,315

CHINA 7.9%
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd. 3.900% due 05/17/2022		$1,800	1,819

SOVEREIGN ISSUES 7.7%
China Development Bank
3.050% due 08/25/2026	CNY	6,000	950
4.040% due 04/10/2027		93,400	15,478
4.240% due 08/24/2027		109,000	18,267
China Government International Bond
2.850% due 06/04/2027		130,800	20,740
3.020% due 10/22/2025		33,700	5,372

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

3.280% due 12/03/2027		58,000	9,420

			70,227

Total China (Cost $66,580)			72,046

DENMARK 4.1%
CORPORATE BONDS & NOTES 4.1%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	39,871	5,768
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		36,275	5,246
1.500% due 10/01/2053		3,000	442
Nykredit Realkredit A/S
1.000% due 10/01/2050		137,281	19,938
1.000% due 10/01/2053		6,000	861
1.500% due 10/01/2053		9,300	1,393
Realkredit Danmark A/S
1.000% due 10/01/2050		24,600	3,589
1.500% due 10/01/2053		1,700	255

Total Denmark (Cost $38,004)			37,492

FRANCE 3.1%
CORPORATE BONDS & NOTES 0.2%
BNP Paribas S.A. 2.159% due 09/15/2029 •		$900	883
BPCE S.A. 2.045% due 10/19/2027 •		600	595

			1,478

SOVEREIGN ISSUES 2.9%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	6,586
1.500% due 05/25/2050		4,500	5,942
2.000% due 05/25/2048		6,800	9,955
3.250% due 05/25/2045		2,100	3,690

			26,173

Total France (Cost $25,475)			27,651

GERMANY 2.2%
CORPORATE BONDS & NOTES 2.2%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,611
1.750% due 01/17/2028		600	715
2.129% due 11/24/2026 •(i)		$400	399
2.625% due 02/12/2026	EUR	1,300	1,602
3.300% due 11/16/2022		$3,200	3,267
3.547% due 09/18/2031 •		1,400	1,475
3.700% due 05/30/2024		1,100	1,157
3.729% due 01/14/2032 •(i)		1,000	1,023
3.950% due 02/27/2023		1,100	1,135
3.961% due 11/26/2025 •		1,700	1,796
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	300	349
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,100	1,137
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		300	323
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	227
5.375% due 04/23/2024	NZD	1,400	1,024
5.500% due 03/29/2022	AUD	1,100	810
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	1,000	1,245

Total Germany (Cost $20,295)			20,295

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond
2.125% due 09/22/2031		$400	395
3.125% due 09/21/2051		200	197

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total Hungary (Cost $586)			592

INDIA 0.2%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,000	1,017
State Bank of India 4.000% due 01/24/2022		300	301

			1,318

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.240% (US0003M + 1.020%) due 03/28/2022 ~(i)		700	701

Total India (Cost $2,003)			2,019

IRELAND 1.5%
ASSET-BACKED SECURITIES 1.1%
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	776	884
Cairn CLO DAC 0.670% due 01/31/2030 •		1,326	1,509
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		700	794
Dryden Euro CLO BV 0.660% due 04/15/2033 •		800	909
Jubilee CLO BV 0.197% due 12/15/2029 •		2,332	2,653
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		1,128	1,285
Marlay Park CLO DAC 0.740% due 10/15/2030 •		2,000	2,271

			10,305

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$450	448
1.750% due 10/29/2024		500	499
3.000% due 10/29/2028		550	558
AIB Group PLC 4.750% due 10/12/2023		300	318
German Postal Pensions Securitisation PLC 4.375% due 01/18/2022	EUR	2,000	2,282

			4,105

Total Ireland (Cost $15,079)			14,410

ISRAEL 1.4%
SOVEREIGN ISSUES 1.4%
Israel Government International Bond
0.750% due 07/31/2022	ILS	12,400	4,005
2.000% due 03/31/2027		2,700	933
3.800% due 05/13/2060		$2,000	2,319
4.125% due 01/17/2048		400	491
5.500% due 01/31/2022	ILS	16,800	5,426

Total Israel (Cost $12,324)			13,174

ITALY 1.0%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA 0.928% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	3,000	3,422
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		1,200	1,406
2.625% due 04/28/2025		800	914
Intesa Sanpaolo SpA 5.875% due 09/01/2031 •(g)(h)		300	391
UniCredit SpA 7.830% due 12/04/2023		$1,900	2,119

			8,252

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	1,015

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total Italy (Cost $8,877)			9,267

JAPAN 7.4%
CORPORATE BONDS & NOTES 0.3%
Mizuho Financial Group, Inc. 0.810% (US0003M + 0.630%) due 05/25/2024 ~		$2,500	2,512
ORIX Corp. 3.250% due 12/04/2024		300	316

			2,828

SOVEREIGN ISSUES 7.1%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		2,200	2,239
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	4,186
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	800,847	7,206
0.100% due 06/20/2031		3,090,000	26,976
0.100% due 09/20/2031		970,000	8,457
0.500% due 03/20/2049		977,000	8,170
0.700% due 12/20/2048		247,000	2,177
0.700% due 06/20/2051		30,000	262
1.700% due 09/20/2032		400,000	4,058
Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,173

			64,904

Total Japan (Cost $70,286)			67,732

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Saranac CLO Ltd. 1.259% due 08/13/2031 •		$2,200	2,200

CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	273

Total Jersey, Channel Islands (Cost $2,450)			2,473

KUWAIT 0.4%
SOVEREIGN ISSUES 0.4%
Kuwait International Government Bond 3.500% due 03/20/2027		$3,700	4,037

Total Kuwait (Cost $3,680)			4,037

LITHUANIA 0.4%
SOVEREIGN ISSUES 0.4%
Lithuania Government International Bond 6.625% due 02/01/2022		$3,300	3,317

Total Lithuania (Cost $3,316)			3,317

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Medtronic Global Holdings S.C.A. 0.010% due 12/02/2022	EUR	2,300	2,627
Sberbank of Russia Via SB Capital S.A. 5.125% due 10/29/2022		$200	204

Total Luxembourg (Cost $2,818)			2,831

MALAYSIA 1.0%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$400	433
4.550% due 04/21/2050		300	373

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

4.800% due 04/21/2060		300	398

			1,204

SOVEREIGN ISSUES 0.9%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	19,600	4,800
3.828% due 07/05/2034		4,100	975
4.642% due 11/07/2033		8,200	2,116

			7,891

Total Malaysia (Cost $9,112)			9,095

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$500	569

Total Mexico (Cost $464)			569

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 0.503% (US0003M + 0.300%) due 09/22/2037 ~		$768	714

Total Multinational (Cost $576)			714

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 0.9%
Cooperatieve Rabobank UA
1.080% (US0003M + 0.860%) due 09/26/2023 ~		$1,900	1,916
3.875% due 09/26/2023		2,400	2,519
Enel Finance International NV
1.875% due 07/12/2028		500	488
2.650% due 09/10/2024		1,300	1,340
ING Groep NV
1.214% (US0003M + 1.000%) due 10/02/2023 ~		800	811
4.100% due 10/02/2023		800	842
4.250% due 05/16/2031 •(g)(h)		400	378

			8,294

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		315,150	495

Total Netherlands (Cost $8,432)			8,789

		PRINCIPAL AMOUNT (000s)
PERU 1.2%
SOVEREIGN ISSUES 1.2%
Peru Government International Bond
1.862% due 12/01/2032		$600	549
5.350% due 08/12/2040	PEN	1,600	343
5.940% due 02/12/2029		20,700	5,323
6.350% due 08/12/2028		18,200	4,806

Total Peru (Cost $12,806)			11,021

QATAR 1.2%
CORPORATE BONDS & NOTES 0.2%
Qatar Energy
1.375% due 09/12/2026		$500	491
2.250% due 07/12/2031		300	298
3.125% due 07/12/2041		500	506

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

3.300% due 07/12/2051		600	620

			1,915

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
3.375% due 03/14/2024		800	839
3.875% due 04/23/2023		6,000	6,242
4.400% due 04/16/2050		800	996
4.817% due 03/14/2049		600	788
5.103% due 04/23/2048		300	407

			9,272

Total Qatar (Cost $10,513)			11,187

ROMANIA 0.3%
SOVEREIGN ISSUES 0.3%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	852
2.000% due 04/14/2033		700	728
2.750% due 04/14/2041		300	306
2.875% due 04/13/2042		1,000	1,022

Total Romania (Cost $3,279)			2,908

SAUDI ARABIA 0.2%
SOVEREIGN ISSUES 0.2%
Saudi Government International Bond
4.375% due 04/16/2029		$800	920
4.625% due 10/04/2047		400	480

Total Saudi Arabia (Cost $1,271)			1,400

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	757
2.050% due 09/23/2036		600	626

Total Serbia (Cost $1,494)			1,383

SINGAPORE 0.8%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	403
3.500% due 09/18/2027		400	422

			825

SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	2,800	1,979
2.750% due 04/01/2042		500	413
2.750% due 03/01/2046		100	84
2.875% due 09/01/2030		2,300	1,867
3.375% due 09/01/2033		2,600	2,232

			6,575

Total Singapore (Cost $7,401)			7,400

SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$2,210	2,408

Total Slovenia (Cost $2,255)			2,408

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 4.850% due 09/30/2029		$200	207

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total South Africa (Cost $200)			207

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$300	313

Total South Korea (Cost $299)			313

SPAIN 1.3%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	2,200	2,664
Banco Santander S.A. 1.849% due 03/25/2026		$400	399

			3,063

SOVEREIGN ISSUES 1.0%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	450
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,552
3.450% due 07/30/2066		3,600	6,170

			9,172

Total Spain (Cost $12,132)			12,235

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$4,200	4,530
Credit Suisse Group AG
3.800% due 06/09/2023		1,000	1,037
6.375% due 08/21/2026 •(g)(h)		1,000	1,080
7.500% due 12/11/2023 •(g)(h)		400	433
UBS AG 7.625% due 08/17/2022 (h)		3,300	3,428
UBS Group AG 5.750% due 02/19/2022 •(g)(h)	EUR	700	804

Total Switzerland (Cost $11,098)			11,312

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$500	584

Total United Arab Emirates (Cost $481)			584

UNITED KINGDOM 10.6%
CORPORATE BONDS & NOTES 6.4%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$6,800	7,176
Barclays PLC
3.650% due 03/16/2025		1,500	1,586
4.338% due 05/16/2024 •		1,500	1,562
4.375% due 01/12/2026		300	328
4.836% due 05/09/2028		500	551
6.375% due 12/15/2025 •(g)(h)	GBP	600	881
7.250% due 03/15/2023 •(g)(h)		600	851
8.000% due 06/15/2024 •(g)(h)		$900	997
HSBC Holdings PLC
1.581% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,262
3.973% due 05/22/2030 •		1,900	2,063
4.041% due 03/13/2028 •		900	974
4.292% due 09/12/2026 •		2,200	2,377
6.500% due 03/23/2028 •(g)(h)		700	772
6.750% due 09/11/2028	GBP	1,000	1,707
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		1,200	1,639
Lloyds Bank PLC
4.875% due 03/30/2027		800	1,287
5.125% due 03/07/2025		1,600	2,435
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	300	378

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

3.574% due 11/07/2028 •		$200	214
4.582% due 12/10/2025		1,300	1,419
4.650% due 03/24/2026		900	992
7.500% due 06/27/2024 •(g)(h)		200	221
Nationwide Building Society
1.700% due 02/13/2023		2,500	2,527
3.622% due 04/26/2023 •		500	504
3.766% due 03/08/2024 •		800	824
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,009
3.498% due 05/15/2023 •		1,900	1,917
3.875% due 09/12/2023		500	522
4.600% due 06/28/2031 •(g)(h)		1,200	1,179
5.076% due 01/27/2030 •		1,700	1,973
6.000% due 12/29/2025 •(g)(h)		1,300	1,426
Reckitt Benckiser Treasury Services PLC 0.780% (US0003M + 0.560%) due 06/24/2022 ~		700	701
Santander UK Group Holdings PLC
4.750% due 09/15/2025		1,300	1,419
4.796% due 11/15/2024 •		2,100	2,230
6.750% due 06/24/2024 •(g)(h)	GBP	1,400	2,045
7.375% due 06/24/2022 •(g)(h)		800	1,109
Standard Chartered PLC
1.822% due 11/23/2025 •		$1,800	1,799
2.678% due 06/29/2032 •		2,100	2,065
Tesco PLC 6.125% due 02/24/2022	GBP	175	239
Tesco Property Finance PLC 5.411% due 07/13/2044		557	959
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		700	978

			59,097

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •		894	1,190
Eurosail PLC 1.045% due 06/13/2045 •		667	903
Finsbury Square PLC 1.045% due 09/12/2068 •		663	899
Harben Finance PLC 0.914% due 08/20/2056 •		1,114	1,509
Hawksmoor Mortgages 1.100% due 05/25/2053 •		2,717	3,688
Newgate Funding PLC
1.098% due 12/15/2050 •		388	520
1.348% due 12/15/2050 •		194	256
Resloc UK PLC 0.258% due 12/15/2043 •		1,122	1,469
Ripon Mortgages PLC 0.914% due 08/20/2056 •		9,570	12,967
Stanlington PLC 1.095% due 06/12/2046 •		1,821	2,468
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •		2,791	3,788
Towd Point Mortgage Funding 0.950% due 07/20/2045 •		3,551	4,816
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		1,637	2,234
Twin Bridges PLC 0.875% due 09/12/2044 •		414	561
Uropa Securities PLC
0.283% due 06/10/2059 •		215	285
0.433% due 06/10/2059 •		59	78
0.633% due 06/10/2059 •		46	61
0.833% due 06/10/2059 •		49	65

			37,757

		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		2,750	712

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total United Kingdom (Cost $93,040)		97,566

	PRINCIPAL AMOUNT (000s)
UNITED STATES 40.0%
ASSET-BACKED SECURITIES 8.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$1,097	1,098
ACE Securities Corp. Home Equity Loan Trust 1.002% due 08/25/2035 •	1,600	1,600
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •	3	3
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.042% due 06/25/2029 •	8	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.862% due 02/25/2036 •	985	914
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	315	317
Citigroup Mortgage Loan Trust
0.262% due 12/25/2036 •	465	312
0.282% due 01/25/2037 •	1,983	1,764
0.622% due 03/25/2036 •	1,046	1,027
Citigroup Mortgage Loan Trust, Inc. 1.092% due 07/25/2035 •	2,400	2,391
Countrywide Asset-Backed Certificates
0.242% due 06/25/2037 •	526	504
0.242% due 06/25/2047 ^•	542	522
0.302% due 06/25/2037 ^•	1,631	1,744
0.362% due 12/25/2036 ^•	672	671
0.602% due 02/25/2036 •	675	671
Countrywide Asset-Backed Certificates Trust 0.292% due 06/25/2047 •	114	114
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •	351	348
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •	2	2
First Franklin Mortgage Loan Trust
0.217% due 07/25/2036 •	1,192	1,154
1.047% due 03/25/2035 •	1,182	1,181
GSAMP Trust
0.342% due 09/25/2036 •	3,581	1,820
0.602% due 05/25/2046 •	2,147	2,117
0.622% due 02/25/2046 •	67	66
0.972% due 11/25/2034 •	365	365
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	114	105
LCCM Trust 1.550% due 11/15/2038 •	2,300	2,301
MASTR Asset-Backed Securities Trust
0.582% due 06/25/2036 •	3,423	1,828
0.852% due 10/25/2035 ^•	900	918
MASTR Specialized Loan Trust 0.472% due 01/25/2037 •	1,007	572
Merrill Lynch Mortgage Investors Trust
0.762% due 07/25/2036 •	4,355	4,210
0.822% due 05/25/2036 •	24	24
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 01/25/2037 •	1,884	1,142
0.242% due 05/25/2037 •	1,627	1,423
0.352% due 07/25/2036 •	181	163
0.582% due 06/25/2036 •	1,497	1,003
1.032% due 02/25/2035 •	2,866	2,873
1.062% due 09/25/2034 •	1,529	1,527
Morgan Stanley Home Equity Loan Trust 0.332% due 04/25/2037 •	1,413	936
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ	1,757	630
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.537% due 03/25/2036 •	1,334	1,327
NovaStar Mortgage Funding Trust
0.232% due 03/25/2037 •	1,206	937
0.642% due 05/25/2036 •	2,800	2,729
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	549	265
5.731% due 11/25/2036 þ	1,940	992
Residential Asset Securities Corp. Trust 0.352% due 11/25/2036 ^•	5,400	5,350
Saxon Asset Securities Trust 0.412% due 09/25/2037 •	1,362	1,344

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

SMB Private Education Loan Trust
1.210% due 07/15/2053 •		330	336
1.290% due 07/15/2053		1,189	1,176
Soundview Home Loan Trust
0.602% due 11/25/2036 •		2,252	2,217
0.662% due 05/25/2036 •		742	740
1.053% due 10/25/2037 •		1,441	1,333
Specialty Underwriting & Residential Finance Trust 0.402% due 06/25/2037 •		362	266
Structured Asset Investment Loan Trust
0.275% due 07/25/2036 •		1,096	793
0.782% due 01/25/2033 •		826	822
1.002% due 09/25/2034 •		59	59
Structured Asset Securities Corp. 1.227% due 02/25/2035 •		3,410	3,412
Terwin Mortgage Trust 1.042% due 11/25/2033 •		28	28
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,517	1,508
2.710% due 01/25/2060 ~		1,337	1,359
2.900% due 10/25/2059 ~		6,171	6,299
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,480

			76,140

CORPORATE BONDS & NOTES 5.6%
AbbVie, Inc.
1.500% due 11/15/2023	EUR	100	117
3.750% due 11/14/2023		$2,200	2,304
American Tower Corp. 2.250% due 01/15/2022		800	800
AT&T, Inc.
3.100% due 02/01/2043		200	195
3.300% due 02/01/2052		200	196
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		500	510
Bayer U.S. Finance LLC
1.213% (US0003M + 1.010%) due 12/15/2023 ~		800	807
4.250% due 12/15/2025		400	433
4.375% due 12/15/2028		400	447
BP Capital Markets America, Inc. 3.790% due 02/06/2024		1,300	1,369
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		2,600	2,645
British Airways Pass-Through Trust 3.350% due 12/15/2030		2,267	2,258
Broadcom, Inc.
2.450% due 02/15/2031		600	589
2.600% due 02/15/2033		200	195
4.300% due 11/15/2032		300	338
Campbell Soup Co. 3.650% due 03/15/2023		172	177
Charles Schwab Corp. 0.750% due 03/18/2024		200	199
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	2,037
5.125% due 07/01/2049		400	465
6.384% due 10/23/2035		500	647
D.R. Horton, Inc. 4.375% due 09/15/2022		400	407
Energy Transfer LP 4.650% due 02/15/2022		700	703
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	600	691
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •		200	227
2.700% due 08/10/2026		$500	505
2.748% due 06/14/2024	GBP	500	682
3.021% due 03/06/2024	EUR	300	357
3.087% due 01/09/2023		$200	204
3.264% (US0003M + 3.140%) due 01/07/2022 ~		500	500
3.350% due 11/01/2022		500	507
3.375% due 11/13/2025		1,200	1,248
3.815% due 11/02/2027		400	424
4.000% due 11/13/2030		600	647
4.375% due 08/06/2023		300	313
4.535% due 03/06/2025	GBP	600	860
4.687% due 06/09/2025		$600	646
5.125% due 06/16/2025		1,200	1,307
GLP Capital LP 5.300% due 01/15/2029		1,400	1,591
Hyatt Hotels Corp. 1.300% due 10/01/2023		400	400
Kilroy Realty LP 3.450% due 12/15/2024		700	734

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Komatsu Finance America, Inc. 2.437% due 09/11/2022		900	909
Morgan Stanley 0.780% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	2,600	2,056
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	2,057
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		$2,800	2,831
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/2022		300	303
ONEOK, Inc. 4.550% due 07/15/2028		200	221
Organon & Co. 5.125% due 04/30/2031		500	523
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
3.500% due 06/15/2025		300	312
4.000% due 12/01/2046		100	97
4.250% due 03/15/2046		100	100
4.300% due 03/15/2045		100	101
4.550% due 07/01/2030		200	217
Reliance Standard Life Global Funding 2.625% due 07/22/2022		2,500	2,530
San Diego Gas & Electric Co. 3.600% due 09/01/2023		300	310
Southern California Edison Co.
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~		100	100
0.700% due 04/03/2023		600	597
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		400	401
Southern Co. 2.950% due 07/01/2023		1,500	1,537
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	102
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		1,200	1,210
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		325	340
Wells Fargo & Co. 1.359% (US0003M + 1.230%) due 10/31/2023 ~		2,000	2,016
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		2,847	2,853

			51,501

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		681	673
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,230	1,220
Hilton Worldwide Finance LLC 1.852% (LIBOR03M + 1.750%) due 06/22/2026 ~		571	567

			2,460

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028		800	993
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		900	906
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057		388	601

			2,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Assets Trust 0.292% due 05/25/2046 ^•		109	98
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		1,133	1,023
Banc of America Mortgage Trust 2.491% due 06/25/2035 ~		38	36
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		2,151	2,197
BCAP LLC Trust 0.824% due 01/26/2047 •		15	14
Bear Stearns Adjustable Rate Mortgage Trust
2.323% due 10/25/2033 ~		2	2
2.409% due 05/25/2034 ~		4	4
2.478% due 08/25/2033 ~		2	2
2.668% due 05/25/2034 ~		5	5
2.734% due 11/25/2034 ~		2	2
3.179% due 05/25/2047 ^~		74	74
3.366% due 09/25/2034 ~		33	33
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •		22	22

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

2.603% due 05/25/2035 ~	5	5
2.785% due 11/25/2035 ^~	189	166
3.398% due 08/25/2036 ^~	93	59
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~	42	36
Chase Mortgage Finance Trust 3.153% due 07/25/2037 ~	44	41
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.252% due 01/25/2036 •	868	819
Citigroup Mortgage Loan Trust
0.232% due 08/25/2036 •	5,507	2,531
2.500% due 05/25/2051 ~	2,788	2,790
3.153% due 09/25/2037 ^~	76	76
Citigroup Mortgage Loan Trust, Inc. 3.441% due 08/25/2035 ^~	605	618
Commercial Mortgage Trust 1.269% due 01/10/2046 ~(a)	1,943	14
Countrywide Alternative Loan Trust
0.314% due 07/20/2046 ^•	109	86
0.452% due 05/25/2037 ^•	85	26
0.522% due 07/25/2046 ^•	966	914
0.542% due 11/25/2035 •	22	21
0.662% due 02/25/2037 •	147	129
0.727% due 11/25/2035 •	7	7
0.762% due 09/25/2035 •	596	468
1.332% due 11/25/2047 ^•	448	412
2.795% due 11/25/2035 ^~	95	92
3.130% due 02/25/2037 ^~	23	23
5.250% due 06/25/2035 ^	9	8
6.250% due 12/25/2036	2,399	1,488
6.250% due 08/25/2037 ^	20	15
6.500% due 06/25/2036 ^	42	30
Countrywide Home Loan Mortgage Pass-Through Trust
0.502% due 04/25/2046 •	213	201
0.642% due 04/25/2046 •	3,403	1,167
0.862% due 09/25/2034 •	12	13
3.008% due 08/25/2034 ^~	1	1
6.000% due 07/25/2036	820	580
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •	53	52
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	143	58
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	380	383
DBUBS Mortgage Trust 0.735% due 11/10/2046 ~(a)	76	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.242% due 07/25/2047 •	324	310
Extended Stay America Trust 1.190% due 07/15/2038 •	2,089	2,095
GreenPoint Mortgage Funding Trust 0.642% due 11/25/2045 •	6	5
GS Mortgage Securities Corp. 1.475% due 02/10/2046 ~(a)	2,030	24
GS Mortgage Securities Trust 1.917% due 11/10/2045 ~(a)	1,643	13
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	480	481
2.500% due 01/25/2052 ~	2,130	2,135
2.500% due 02/25/2052 ~	969	976
GSC Capital Corp. Mortgage Trust 0.462% due 05/25/2036 ^•	1,214	1,188
GSMPS Mortgage Loan Trust 0.452% due 01/25/2036 •	1,903	1,601
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •	1	1
2.325% due 06/25/2034 ~	7	7
2.568% due 01/25/2035 ~	7	7
HarborView Mortgage Loan Trust
0.784% due 06/20/2035 •	15	14
0.932% due 12/19/2036 ^•	55	53
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	608	609
Impac CMB Trust
0.822% due 10/25/2034 •	213	210
1.103% due 07/25/2033 •	2	2
IndyMac INDX Mortgage Loan Trust 2.873% due 09/25/2035 ^~	40	38
JP Morgan Mortgage Trust
1.815% due 11/25/2033 ~	2	2
2.725% due 10/25/2035 ~	7	7
3.000% due 01/25/2052 ~	4,242	4,361
3.000% due 02/25/2052 «(b)	4,000	4,080
3.000% due 04/25/2052 ~	4,253	4,338

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

3.000% due 05/25/2052 «~	6,400	6,379
6.000% due 06/25/2037	1,523	1,011
JP Morgan Resecuritization Trust 5.565% due 07/27/2037 ~	85	85
Lehman XS Trust 0.512% due 08/25/2046 •	1,387	1,387
Luminent Mortgage Trust 0.482% due 05/25/2046 •	1,306	1,201
LUXE Commercial Mortgage Trust 1.160% due 10/15/2038 •	2,200	2,203
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,996
MASTR Alternative Loan Trust
0.502% due 03/25/2036 ^•	44	3
6.000% due 02/25/2036	594	413
Merrill Lynch Mortgage Investors Trust
1.816% due 02/25/2033 ~	4	4
1.960% due 02/25/2036 ~	63	66
2.091% due 02/25/2036 ~	13	13
2.331% due 05/25/2033 ~	6	6
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	169	90
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,108	2,150
2.750% due 11/25/2059 ~	1,594	1,623
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •	2,300	2,293
OBX Trust 0.752% due 06/25/2057 •	466	467
Onslow Bay Mortgage Loan Trust 2.500% due 10/25/2051 ~	2,170	2,172
PMT Loan Trust 2.500% due 07/25/2051 ~	2,129	2,135
Residential Accredit Loans, Inc. Trust
0.462% due 06/25/2046 •	279	86
1.010% due 10/25/2037 ~	363	360
1.582% due 08/25/2035 •	144	132
6.250% due 02/25/2037	1,591	1,552
Residential Asset Securitization Trust
0.502% due 01/25/2046 ^•	49	18
5.750% due 02/25/2036	840	785
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
0.504% due 07/20/2036 •	105	98
0.804% due 07/20/2033 •	28	28
Structured Adjustable Rate Mortgage Loan Trust
2.284% due 04/25/2034 ~	5	5
2.431% due 02/25/2034 ~	3	3
2.789% due 09/25/2035 ~	65	63
2.792% due 08/25/2035 ~	81	78
Structured Asset Mortgage Investments Trust
0.222% due 08/25/2036 •	1,144	1,088
0.322% due 09/25/2047 •	159	146
0.522% due 05/25/2036 •	38	34
0.542% due 05/25/2036 •	93	91
0.684% due 07/19/2034 •	4	4
Structured Asset Securities Corp. 0.382% due 01/25/2036 •	1,251	1,184
Structured Asset Securities Corp. Mortgage Loan Trust 0.392% due 10/25/2036 •	675	616
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 ^þ	172	80
Thornburg Mortgage Securities Trust
1.353% due 06/25/2037 ^•	59	54
1.753% due 06/25/2037 •	117	110
1.811% due 06/25/2047 ^•	53	47
UWM Mortgage Trust 2.500% due 11/25/2051 ~	2,870	2,869
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 07/25/2045 •	367	364
0.722% due 01/25/2045 •	11	11
0.822% due 10/25/2045 •	597	593
1.475% due 02/27/2034 •	8	9
2.579% due 06/25/2033 ~	2	2
2.644% due 12/25/2035 ~	139	142
2.688% due 09/25/2036 ~	145	140
2.704% due 12/25/2036 ^~	331	329
Washington Mutual Mortgage Pass-Through Certificates Trust
1.022% due 07/25/2046 ^•	34	23
6.500% due 03/25/2036	1,576	1,346
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	58	59
6.000% due 06/25/2037 ^	113	112

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo-RBS Commercial Mortgage Trust 1.129% due 03/15/2045 ~(a)		3,698	31

			77,789

		SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(g)		500,000	571
Bank of America Corp. 5.875% due 03/15/2028 •(g)		1,660,000	1,849

			2,420

		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
0.502% due 06/25/2036 •		$22	22
1.641% due 12/01/2034 •		11	12
2.423% due 11/01/2034 •		20	21
3.000% due 03/01/2060		968	1,026
3.500% due 01/01/2059		2,555	2,768
6.000% due 04/25/2043 - 07/25/2044		68	78
6.500% due 11/25/2042		75	85
Freddie Mac
0.436% due 01/15/2038 •		318	319
0.710% due 12/15/2037 •		8	9
0.934% due 11/25/2022 ~(a)		2,901	19
1.282% due 10/25/2044 •		50	51
1.886% due 01/15/2038 ~(a)		318	19
Ginnie Mae
0.931% due 07/20/2066 - 11/20/2066 •		3,478	3,530
1.625% due 09/20/2023 - 09/20/2026 ~		3	3
1.875% due 05/20/2028 - 06/20/2030 •		5	5
2.000% due 07/20/2022 ~		1	1
2.000% due 01/20/2030 - 05/20/2030 •		9	9
2.125% due 11/20/2026 - 12/20/2026 •		3	3
3.000% due 07/20/2046 - 05/20/2047		44	45
6.000% due 08/20/2034		235	260
Small Business Administration 5.600% due 09/01/2028		74	80
Uniform Mortgage-Backed Security
2.500% due 02/01/2051		711	730
3.000% due 10/01/2049 - 06/01/2051		3,207	3,384
3.500% due 10/01/2034 - 07/01/2050		2,910	3,085
4.000% due 06/01/2048 - 06/01/2050		1,428	1,521
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2052		4,400	4,489
3.500% due 01/01/2037 - 03/01/2052		17,700	18,583
4.000% due 02/01/2052		64,700	68,787
4.500% due 01/01/2052		12,600	13,499

			122,443

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (n)		3,600	3,282
1.875% due 02/15/2041 (l)(n)		10,400	10,297
2.000% due 08/15/2051		200	204
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2027 (l)		4,184	4,644
0.500% due 01/15/2028 (l)(n)		4,598	5,148
2.500% due 01/15/2029 (l)		3,092	3,955
3.875% due 04/15/2029 (l)(n)		2,524	3,518
U.S. Treasury Notes
1.875% due 08/31/2022 (n)		100	101

			31,149

Total United States (Cost $359,675)			366,402

SHORT-TERM INSTRUMENTS 7.9%
COMMERCIAL PAPER 0.5%
Samhallsbyggnadsbolaget i Norden AB 0.000% due 01/13/2022	EUR	4,100	4,669

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

REPURCHASE AGREEMENTS (j) 0.7%			6,409

ISRAEL TREASURY BILLS 1.8%
(0.013)% due 02/02/2022 - 12/07/2022 (d)(e)	ILS	52,500	16,885

JAPAN TREASURY BILLS 4.9%
(0.115)% due 01/24/2022 - 02/07/2022 (d)(e)	JPY	5,140,000	44,688

Total Short-Term Instruments (Cost $72,250)			72,651

Total Investments in Securities (Cost $977,698)			994,377

		SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short Asset Portfolio		55,516	554
PIMCO Short-Term Floating NAV Portfolio III		2,351,326	22,850

Total Short-Term Instruments (Cost $23,717)			23,404

Total Investments in Affiliates (Cost $23,717)			23,404

Total Investments 111.0% (Cost $1,001,415)			$1,017,781
Financial Derivative Instruments (k)(m) (0.3)%(Cost or Premiums, net $(1,382))			(2,948)
Other Assets and Liabilities, net (10.7)%			(97,703)

Net Assets 100.0%			$917,130

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Payment in-kind security.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
(i)									RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				2.129%	11/24/2026	11/17/2020			$400	$399	0.05%
Deutsche Bank AG				3.729	01/14/2032	01/21/2021			1,002	1,023	0.11
Export-Import Bank of India				1.240	03/28/2022	12/19/2019			699	701	0.08
Morgan Stanley				0.780	02/03/2023	01/30/2020			1,971	2,056	0.22

									$4,072	$4,179	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By				Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.010%	4/20/2021	TBD(2)	$4,352	United Kingdom Gilt 1.750% due 1/22/2049				$(5,900)	$5,890	$5,891
FICC	0.000%	12/31/2021	01/03/2022	519	U.S. Treasury Notes 1.250% due 09/30/2028				(530)	519	519

Total Repurchase Agreements									$(6,430)	$6,409	$6,410

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)

United Kingdom 0.0%
Sovereign Issues 0.0%
United Kingdom Gilt						1.750%	01/22/2049	GBP	200	$(290)	$(311)

United States (18.2)%
U.S. Government Agencies (18.2)%
Uniform Mortgage-Backed Security, TBA						2.000	02/01/2037		$12,100	(12,330)	(12,370)
Uniform Mortgage-Backed Security, TBA						2.000	02/01/2052		81,200	(80,782)	(80,775)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2052		10,800	(11,087)	(11,019)
Uniform Mortgage-Backed Security, TBA						2.500	02/01/2052		49,200	(50,095)	(50,075)
Uniform Mortgage-Backed Security, TBA						3.000	03/01/2052		12,000	(12,386)	(12,405)

	Total United States									(166,680)	(166,644)

Total Short Sales (18.2)%										$(166,970)	$(166,955)

(1)									Includes accrued interest.
(2)									Open maturity repurchase agreement.
(3)									Payable for short sales includes $2 of accrued interest.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(3,223) at a weighted average interest rate of (0.477%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	22	$5,481	$(9)	$0	$0
Canada Government 10-Year Bond March Futures	03/2022	10	1,127	22	2	0
Euro-BTP Italy Government Bond March Futures	03/2022	458	76,656	(1,002)	0	(115)
U.S. Treasury 10-Year Note March Futures	03/2022	105	13,699	71	7	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	189	27,677	174	50	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	4	789	11	6	0

$(733)	$65	$(115)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	51	$(4,236)	$(6)	$10	$0
Australia Government 10-Year Bond March Futures	03/2022	105	(10,631)	0	116	0
Euro-Bobl March Futures	03/2022	239	(36,255)	240	11	0
Euro-Bund 10-Year Bond March Futures	03/2022	497	(96,967)	1,696	79	0
Euro-Buxl 30-Year Bond March Futures	03/2022	16	(3,766)	184	6	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	655	(121,664)	2,073	112	0
Japan Government 10-Year Bond March Futures	03/2022	11	(14,496)	24	20	0
U.S. Treasury 2-Year Note March Futures	03/2022	429	(93,596)	66	0	(20)
U.S. Treasury 30-Year Bond March Futures	03/2022	8	(1,284)	(13)	0	(4)
United Kingdom Long Gilt March Futures	03/2022	487	(82,331)	583	0	(264)

$4,847	$354	$(288)

Total Futures Contracts	$4,114	$419	$(403)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	0.565%	$600	$(94)	$80	$(14)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.504%	EUR	1,000	$(5)	$(31)	$(36)	$0	$(1)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	3.521	700	47	3	50	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	1,000	3	(6)	(3)	1	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.349	100	3	1	4	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.124	200	(1)	2	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.463	1,000	(33)	55	22	0	0

$14	$24	$38	$1	$(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$5,900	$(562)	$15	$(547)	$0	$(10)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	28,900	(179)	(263)	(442)	0	(18)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	31,400	(192)	(127)	(319)	0	(22)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	2,000	(35)	(5)	(40)	0	(2)
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	5,200	(42)	(67)	(109)	0	(6)

$(1,010)	$(447)	$(1,457)	$0	$(58)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$32,200	$766	$33	$799	$14	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,700	39	3	42	1	0
$805	$36	$841	$15	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$191,300	$(3)	$3	$0	$0	$(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	48,300	0	(10)	(10)	0	(3)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	32,200	0	(2)	(2)	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	7,300	0	2	2	0	(1)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	53,800	13	9	22	0	(1)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	22,600	0	3	3	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	17,200	0	3	3	0	0

$10	$8	$18	$0	$(6)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	30,200	$135	$210	$345	$0	$(15)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	1.250	Annual	10/28/2023	33,300	(44)	40	(4)	10	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024	40,500	(212)	(757)	(969)	17	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027	1,600	(8)	(52)	(60)	5	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	20,500	(72)	(489)	(561)	147	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	8,700	(140)	396	256	0	(222)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022	JPY	1,830,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022	4,120,000	0	(5)	(5)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,360,000	0	(13)	(13)	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029	3,710,000	(396)	112	(284)	38	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		950,000	6	16	22	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	(229)	(196)	73	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Semi-Annual	06/19/2049		410,000	(27)	55	28	28	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	3,000	(17)	48	31	8	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		5,000	26	(47)	(21)	14	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.768	Annual	12/31/2023		$91,500	(4)	(96)	(100)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		5,200	(34)	8	(26)	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		8,300	(69)	(25)	(94)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		300	(1)	0	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		5,000	93	9	102	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.228	Annual	08/15/2031		13,500	(143)	15	(128)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		20,400	509	(134)	375	9	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		7,600	(50)	(46)	(96)	3	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	24,400	0	67	67	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		58,000	0	157	157	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		30,900	0	85	85	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		17,400	0	47	47	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		24,600	0	66	66	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		27,700	0	74	74	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		357,500	(4)	(565)	(569)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		158,300	(2)	(318)	(320)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		51,200	(77)	142	65	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		86,000	(14)	(136)	(150)	0	0
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		193,909	0	33	33	0	0
Receive	1-Year BRL-CDI	7.198	Maturity	01/03/2022		185,600	0	33	33	0	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025		2,400	0	22	22	0	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	227,700	13	332	345	65	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		5,700	0	(64)	(64)	4	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(43)	5	(38)	5	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(8)	(8)	2	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,800	(392)	65	(327)	9	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,600	0	128	128	7	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	13,800	(50)	(120)	(170)	3	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	145,700	(47)	465	418	0	(20)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		650	0	(16)	(16)	0	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025		850	(3)	47	44	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$8,400	88	(67)	21	0	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		4,900	3	(23)	(20)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		20,450	0	(263)	(263)	1	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		200	(1)	(1)	(2)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		29,800	617	(1,114)	(497)	3	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		16,900	0	(161)	(161)	1	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		20,050	0	(160)	(160)	1	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		200	(1)	(1)	(2)	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,300	424	(253)	171	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		17,800	486	(675)	(189)	0	(1)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		33,150	(360)	(853)	(1,213)	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		10,700	(223)	(159)	(382)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		6,700	(191)	(307)	(498)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		83,000	(739)	1,140	401	0	(30)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		37,600	(371)	(1,804)	(2,175)	24	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,600	(75)	(19)	(94)	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		21,900	278	(224)	54	13	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		500	(2)	0	(2)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,800	(22)	104	82	0	(1)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		2,100	0	69	69	0	(1)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		500	0	15	15	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		21,120	1,928	(396)	1,532	0	(8)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		1,100	(5)	4	(1)	0	(1)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		1,400	(3)	20	17	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		3,400	(23)	54	31	0	(2)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		3,400	(23)	42	19	0	(2)
Pay	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		940	0	37	37	1	0
Receive	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		3,700	0	(61)	(61)	0	(2)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		13,000	262	(51)	211	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		1,000	(29)	12	(17)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		2,000	34	133	167	0	(6)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		1,500	(44)	189	145	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,100	3	572	575	0	(23)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		2,700	(31)	(131)	(162)	11	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		6,300	197	650	847	0	(28)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		1,200	(9)	(50)	(59)	0	(5)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		400	(77)	32	(45)	2	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		1,200	(8)	(50)	(58)	0	(5)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		1,300	(10)	(63)	(73)	0	(6)
Receive	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		1,800	0	(111)	(111)	0	(9)
Receive	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		2,000	0	(142)	(142)	0	(10)
Receive	3-Month USD-LIBOR	1.665	Semi-Annual	10/27/2051		100	0	1	1	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		8,300	634	(90)	544	37	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,900	(105)	(24)	(129)	0	(10)
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		2,200	0	(197)	(197)	0	(11)
Receive(6)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		650	0	17	17	0	(3)
Pay	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031	AUD	13,400	161	(335)	(174)	0	(80)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	200	(1)	0	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		160,050	(418)	(2,576)	(2,994)	0	(170)
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		13,000	(202)	(108)	(310)	0	(14)
Pay(6)	6-Month EUR-EURIBOR	0.150	Annual	01/27/2032		1,200	0	(65)	(65)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		950	0	15	15	1	0
Receive(6)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		2,200	0	30	30	2	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		45,300	652	(1,132)	(480)	0	(43)
Pay(6)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		1,300	0	(73)	(73)	0	(1)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	9	0	0	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	57	57	0	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		23,950	(1,155)	1,057	(98)	20	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		4,700	(110)	111	1	4	0
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	43	43	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022	JPY	4,120,000	0	(10)	(10)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022		1,830,000	0	(5)	(5)	0	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	(3)	(8)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	(11)	(11)	1	0
Pay	6-Month PLN-WIBOR	1.588	Annual	08/20/2029		57,500	0	(1,780)	(1,780)	0	(6)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		65,000	0	(964)	(964)	0	(11)
Receive	6-Month PLN-WIBOR	2.858	Annual	11/09/2029		52,400	0	596	596	0	(1)
Receive	6-Month PLN-WIBOR	3.263	Annual	11/29/2029		57,400	0	271	271	0	(11)
Receive	UKRPI	3.397	Maturity	11/15/2030		1,140	8	193	201	0	(11)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,000	0	168	168	0	(10)
Receive	UKRPI	3.510	Maturity	11/15/2030		430	0	68	68	0	(4)
Pay	UKRPI	3.740	Maturity	03/15/2031		1,400	1	(175)	(174)	11	0
Pay	UKRPI	3.700	Maturity	04/15/2031		3,000	27	(437)	(410)	21	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,940	(32)	(579)	(611)	15	0
Pay	UKRPI	3.272	Maturity	11/15/2040		700	0	(204)	(204)	6	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,000	0	(292)	(292)	8	0
Pay	UKRPI	3.340	Maturity	11/15/2040		730	0	(192)	(192)	6	0
Receive	UKRPI	3.000	Maturity	11/15/2050		800	28	361	389	0	(10)
Receive	UKRPI	3.051	Maturity	11/15/2050		700	0	314	314	0	(9)
Receive	UKRPI	3.143	Maturity	11/15/2050		300	0	113	113	0	(4)

							$513	$(10,339)	$(9,826)	$672	$(842)

Total Swap Agreements							$238	$(10,638)	$(10,400)	$688	$(907)

(l)

Securities with an aggregate market value of $16,271 and cash of $4,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	CNY	7,082		$1,100	$0	$(14)
	01/2022	SEK	2,640		293	1	0
	02/2022	CAD	20,375		16,183	129	(52)
	02/2022	PLN	372		97	5	0
	02/2022		$1,300	CAD	1,667	18	0
	03/2022	PEN	4,777		$1,153	0	(38)
	03/2022	SGD	1,244		908	0	(15)
	04/2022	DKK	43,017		6,795	197	0
	07/2022		$4,157	PEN	16,799	0	(5)
	09/2022	PEN	16,275		$3,865	0	(136)
BPS	01/2022	EUR	2,583		2,913	0	(28)
	01/2022	GBP	47,784		63,273	0	(1,405)
	01/2022	ILS	317		101	0	(1)
	01/2022		$898	CNH	5,775	9	0
	01/2022		2,273	EUR	2,010	15	0
	01/2022		1,897	GBP	1,435	45	0
	01/2022		216	RUB	15,858	0	(5)
	02/2022	AUD	25,344		$18,505	64	0
	02/2022		$2,460	CAD	3,121	7	0
	04/2022	DKK	18,510		$2,840	10	(10)
	11/2022		$11	ZAR	181	0	0
BRC	02/2022	CHF	619		$665	0	(15)
CBK	01/2022	PEN	5,085		1,249	0	(25)
	01/2022	RUB	160,438		2,150	16	0
	01/2022		$1,278	PEN	5,085	0	(5)
	02/2022	ILS	19,206		$5,920	0	(258)
	02/2022	PEN	3,537		920	35	(1)
	02/2022	PLN	285		75	4	0
	03/2022	ILS	500		159	0	(1)
	03/2022	PEN	17,186		4,192	0	(101)
	04/2022	DKK	46,047		7,169	116	(9)
	04/2022	ILS	1,700		527	0	(20)
	04/2022	PEN	6,555		1,628	0	(2)
	04/2022		$476	DKK	3,045	0	(9)
	06/2022	ILS	7,494		$2,312	0	(105)
	08/2022		14,233		4,367	0	(230)
	12/2022		1,300		416	0	(6)
	12/2022		$1,041	PEN	4,364	25	0
DUB	01/2022	CNH	225,282		$35,222	0	(180)
	02/2022	PLN	3,131		771	0	(4)
GLM	01/2022	GBP	524		699	0	(10)
	01/2022	ILS	17,414		5,359	0	(243)
	01/2022		$1,609	RUB	117,055	0	(51)
	02/2022	CAD	3,685		$2,972	66	(7)
	02/2022	CHF	257		280	0	(2)
	03/2022	MYR	34,020		8,036	0	(121)
	03/2022		$3,476	MXN	72,252	7	0
	11/2022	ILS	16,999		$5,503	0	(4)
HUS	01/2022	CNH	73,806		11,496	0	(103)
	01/2022	JPY	1,530,000		13,454	152	0
	01/2022		$2,115	CNY	13,482	1	0
	01/2022		283	EUR	250	1	0
	02/2022	ILS	3,172		$1,023	2	0
	02/2022	JPY	10,319,200		90,758	1,023	0
	02/2022	PLN	2,872		688	0	(23)
	02/2022	RUB	17,235		230	1	0
	02/2022		$133	PLN	558	5	0
	02/2022		239	RUB	17,292	0	(9)
	03/2022	SGD	3,972		$2,900	0	(47)
	04/2022	DKK	3,470		543	10	0
	04/2022		$782	DKK	5,005	0	(14)
JPM	01/2022	CNH	79,037		$12,337	0	(83)
	01/2022	CNY	26,119		4,055	0	(51)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

	03/2022	HKD	3,863		496		0	0
	03/2022	KRW	24,807		21		0	0
	03/2022	SGD	5,115		3,731		0	(63)
	04/2022	DKK	13,460		2,056		0	(8)
	08/2022	ILS	3,325		1,040		0	(34)
	12/2022		300		97		0	0
MYI	02/2022	NZD	14,242		10,041		292	0
	02/2022		$816	CHF	749		7	0
	04/2022	DKK	128,470		$20,277		572	0
RBC	02/2022		$227	CAD	290		3	0
SCX	01/2022	CNH	30,927		$4,810		0	(50)
	01/2022	CNY	19,440		3,038		0	(18)
	01/2022	EUR	72,274		81,472		0	(812)
	01/2022		$28	CNH	180		0	0
	01/2022		6,536	NOK	59,210		187	0
	02/2022	CAD	1,744		$1,381		3	0
	02/2022	EUR	72,847		82,889		0	(95)
	02/2022	GBP	47,784		64,717		43	0
	02/2022	NZD	266		182		0	0
	02/2022	PEN	14,954		3,688		0	(53)
TOR	03/2022	MXN	70,820		3,342		0	(72)
UAG	01/2022		$356	RUB	25,839		0	(12)
	02/2022		1,416	PLN	5,935		53	0

Total Forward Foreign Currency Contracts							$3,124	$(4,665)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	11,100	$140	$40
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	10,100	124	37

							$264	$77

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025		EUR	97.000	05/23/2025	1,400	$106	$211

Total Purchased Options							$370	$288

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000%	01/19/2022	700	$(3)	$0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	02/16/2022	2,700	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,800	(3)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	1,900	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	2,400	(4)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	900	(1)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	3,400	(4)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	1,300	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	3,200	(4)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	500	(3)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	2,300	(13)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	02/16/2022	1,100	(9)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	1,500	(7)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	1,900	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	1,800	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	3,800	(4)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	10,000	(14)	(3)
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	2,000	(2)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	2,000	(2)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	1,000	(5)	0
	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000	01/19/2022	700	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	1,900	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	1,400	(2)	(1)
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	400	(2)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	1,100	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	01/19/2022	4,500	(5)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	1,100	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	1,400	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	04/20/2022	1,200	(1)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,200	(2)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	900	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,600	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	1,500	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	4,000	(5)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,300	(3)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	800	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,300	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	1,500	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	3,000	(5)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	2,100	(2)	(1)

$(137)	$(29)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	6,417	$(63)	$(57)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

AZD	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.790%	01/24/2022	2,000	$(5)	$(2)
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.140	01/24/2022	2,000	(5)	(5)
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355	01/20/2022	2,400	(8)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	2,400	(8)	(11)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.100)	02/10/2022	10,400	(52)	(7)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.376	01/10/2022	4,800	(13)	(4)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.676	01/10/2022	4,800	(13)	(2)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(196)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	8,400	(11)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	8,400	(11)	(95)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.345	01/10/2022	6,900	(17)	(4)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.645	01/10/2022	6,900	(17)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	86,900	(173)	(88)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	86,900	(173)	(222)
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	8,400	(11)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	8,400	(11)	(95)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	1,400	(3)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	1,400	(3)	(5)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	900	(2)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	900	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	4,200	(13)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	4,200	(13)	(4)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	3,600	(96)	0
GST	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.770	01/17/2022	1,400	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.120	01/17/2022	1,400	(3)	(3)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(44)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	10,400	(22)	(7)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	10,400	(21)	(2)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	4,100	(7)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	4,100	(7)	(10)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	1.185	02/14/2022	7,000	(19)		(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.585	02/14/2022	7,000	(19)		(16)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	1.330	01/18/2022	4,100	(10)		(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.630	01/18/2022	4,100	(10)		(6)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR		Receive	0.010	02/07/2022	43,600	(56)		0
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR		Pay	0.010	02/07/2022	43,600	(56)		(494)

								$(1,056)		$(1,349)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index			Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR			10/07/2022	18,250	$(19)		$(1)
	Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR			10/08/2022	9,750	(9)		(1)

								$(28)		$(2)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052			$100.297	03/07/2022		600	$(2)		$(1)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052			100.352	03/07/2022		500	(1)		(1)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052			100.484	03/07/2022		500	(1)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052			103.754	03/07/2022		900	(1)		(1)

								$(5)		$(4)

Total Written Options								$(1,289)		$(1,441)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.032%	$400	$(14)	$12	$0	$(2)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	3,100	(111)	96	0	(15)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	2,700	(67)	30	0	(37)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	1,500	(29)	9	0	(20)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	2,800	(97)	83	0	(14)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	3,200	(80)	36	0	(44)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	800	(28)	24	0	(4)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	2,700	(52)	15	0	(37)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	2,600	(91)	78	0	(13)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	1,500	(37)	16	0	(21)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	2,000	(48)	21	0	(27)

							$(654)	$420	$0	$(234)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.685%	$1,300	$(32)	$46	$14	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	900	(22)	32	10	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.440	600	18	(1)	17	0

							$(36)	$77	$41	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$3,541	AUD	4,700	$23	$(25)	$0	$(2)
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	5,451	7,900	1	2	3	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	5,313	7,700	(28)	2	0	(26)

$(4)	$(21)	$3	$(28)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.000%	Quarterly	06/16/2031	MYR	1,700	$(1)	$11	$10	$0
CBK	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	9,600	1	55	56	0
NGF	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	17,400	(7)	108	101	0

$(7)	$174	$167	$0

Total Swap Agreements	$(701)	$650	$211	$(262)

(n)

Securities with an aggregate market value of $3,927 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$164	$0	$164
Australia
Asset-Backed Securities	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	487	0	487
Sovereign Issues	0	26,995	0	26,995
Canada
Corporate Bonds & Notes	0	3,861	0	3,861
Non-Agency Mortgage-Backed Securities	0	435	0	435
Sovereign Issues	0	542	0	542
Cayman Islands
Asset-Backed Securities	0	48,310	0	48,310
Corporate Bonds & Notes	0	15,218	0	15,218
Non-Agency Mortgage-Backed Securities	0	2,787	0	2,787
China
Corporate Bonds & Notes	0	1,819	0	1,819
Sovereign Issues	0	70,227	0	70,227
Denmark
Corporate Bonds & Notes	0	37,492	0	37,492
France
Corporate Bonds & Notes	0	1,478	0	1,478
Sovereign Issues	0	26,173	0	26,173
Germany
Corporate Bonds & Notes	0	20,295	0	20,295
Hungary
Sovereign Issues	0	592	0	592
India
Corporate Bonds & Notes	0	1,318	0	1,318
Sovereign Issues	0	701	0	701
Ireland
Asset-Backed Securities	0	10,305	0	10,305
Corporate Bonds & Notes	0	4,105	0	4,105
Israel
Sovereign Issues	0	13,174	0	13,174
Italy
Corporate Bonds & Notes	0	8,252	0	8,252
Sovereign Issues	0	1,015	0	1,015
Japan
Corporate Bonds & Notes	0	2,828	0	2,828
Sovereign Issues	0	64,904	0	64,904
Jersey, Channel Islands
Asset-Backed Securities	0	2,200	0	2,200
Corporate Bonds & Notes	0	273	0	273
Kuwait
Sovereign Issues	0	4,037	0	4,037
Lithuania
Sovereign Issues	0	3,317	0	3,317
Luxembourg
Corporate Bonds & Notes	0	2,831	0	2,831
Malaysia
Corporate Bonds & Notes	0	1,204	0	1,204
Sovereign Issues	0	7,891	0	7,891
Mexico
Sovereign Issues	0	569	0	569
Multinational
Corporate Bonds & Notes	0	714	0	714
Netherlands
Corporate Bonds & Notes	0	8,294	0	8,294
Preferred Securities	0	495	0	495
Peru
Sovereign Issues	0	11,021	0	11,021
Qatar
Corporate Bonds & Notes	0	1,915	0	1,915
Sovereign Issues	0	9,272	0	9,272
Romania
Sovereign Issues	0	2,908	0	2,908
Saudi Arabia
Sovereign Issues	0	1,400	0	1,400
Serbia
Sovereign Issues	0	1,383	0	1,383
Singapore
Corporate Bonds & Notes	0	825	0	825
Sovereign Issues	0	6,575	0	6,575
Slovenia
Sovereign Issues	0	2,408	0	2,408
South Africa
Sovereign Issues	0	207	0	207
South Korea
Sovereign Issues	0	313	0	313
Spain
Corporate Bonds & Notes	0	3,063	0	3,063
Sovereign Issues	0	9,172	0	9,172
Switzerland
Corporate Bonds & Notes	0	11,312	0	11,312
United Arab Emirates

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Sovereign Issues	0	584	0	584
United Kingdom
Corporate Bonds & Notes	0	59,097	0	59,097
Non-Agency Mortgage-Backed Securities	0	37,757	0	37,757
Preferred Securities	0	712	0	712
United States
Asset-Backed Securities	0	76,140	0	76,140
Corporate Bonds & Notes	0	51,501	0	51,501
Loan Participations and Assignments	0	2,460	0	2,460
Municipal Bonds & Notes	0	2,500	0	2,500
Non-Agency Mortgage-Backed Securities	0	67,330	10,459	77,789
Preferred Securities	0	2,420	0	2,420
U.S. Government Agencies	0	122,443	0	122,443
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	31,149	0	31,149
Short-Term Instruments
Commercial Paper	0	4,669	0	4,669
Repurchase Agreements	0	6,409	0	6,409
Israel Treasury Bills	0	16,885	0	16,885
Japan Treasury Bills	0	44,688	0	44,688

$0	$983,918	$10,459	$994,377
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,404	$0	$0	$23,404

Total Investments	$23,404	$983,918	$10,459	$1,017,781

Short Sales, at Value - Liabilities
Sovereign Issues	0	(311)	0	(311)
U.S. Government Agencies	0	(166,644)	0	(166,644)

$0	$(166,955)	$0	$(166,955)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	356	751	0	1,107
Over the counter	0	3,623	0	3,623

$356	$4,374	$0	$4,730
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(379)	(931)	0	(1,310)
Over the counter	0	(6,368)	0	(6,368)

$(379)	$(7,299)	$0	$(7,678)

Total Financial Derivative Instruments	$(23)	$(2,925)	$0	$(2,948)

Totals	$23,381	$814,038	$10,459	$847,878

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$0	$10,659	$0	$0	$0	$(200)	$0	$0	$10,459	$(200)

Totals	$0	$10,659	$0	$0	$0	$(200)	$0	$0	$10,459	$(200)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$10,459	Proxy Pricing	Base Price	102.250 - 102.891	102.500

Total	$10,459

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged)	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$81	$26
1.125% due 07/09/2035 þ		54	17
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,220	26
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		910	4
Provincia de Buenos Aires 37.922% due 04/12/2025		840	4

Total Argentina (Cost $369)			77

AUSTRALIA 3.8%
CORPORATE BONDS & NOTES 0.4%
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023		$700	720

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 1.034% due 09/05/2057 •		143	143

SOVEREIGN ISSUES 3.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	7,400	5,180
1.000% due 11/21/2031		300	205
1.750% due 06/21/2051		200	126
2.500% due 05/21/2030		500	389
Northern Territory Treasury Corp. 2.000% due 04/21/2031		300	215
Treasury Corp. of Victoria 4.250% due 12/20/2032		400	354

			6,469

Total Australia (Cost $7,392)			7,332

CANADA 1.0%
CORPORATE BONDS & NOTES 0.6%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$169	172
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~		600	600
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	400	495

			1,267

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	180	145

SOVEREIGN ISSUES 0.3%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		498	542

Total Canada (Cost $1,863)			1,954

CAYMAN ISLANDS 6.4%
ASSET-BACKED SECURITIES 5.1%
Apidos CLO 1.022% due 07/18/2029 •		$500	500
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		296	296
Ares CLO Ltd. 1.172% due 04/18/2031 •		500	500

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		500	500
CIFC Funding Ltd. 1.074% due 10/24/2030 •		500	499
Gallatin CLO Ltd. 1.177% due 07/15/2031 •		600	600
LCM LP
1.086% due 07/19/2027 •		600	600
1.132% due 07/20/2030 •		500	499
1.172% due 10/20/2027 •		362	362
LoanCore Issuer Ltd. 1.410% due 11/15/2038 •		500	500
M360 Ltd. 1.604% due 11/22/2038 •		500	500
Marble Point CLO Ltd. 1.164% due 10/15/2030 •		300	300
MP CLO Ltd. 1.012% due 10/18/2028 •		494	495
Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •		500	500
1.056% due 11/15/2026 •		132	132
Sound Point CLO Ltd. 1.104% due 07/25/2030 •		500	500
Starwood Commercial Mortgage Trust 1.309% due 04/18/2038 •		500	500
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		392	392
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		500	499
Venture CLO Ltd.
1.004% due 04/15/2027 •		156	156
1.232% due 01/20/2029 •		400	400
1.304% due 07/30/2032 •		500	500
Vibrant CLO Ltd. 1.164% due 06/20/2029 •		393	392

			10,122

CORPORATE BONDS & NOTES 0.9%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		776	754
QNB Finance Ltd. 1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~		300	300
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		200	202
Sands China Ltd.
5.125% due 08/08/2025		200	210
5.400% due 08/08/2028		200	216

			1,682

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
GPMT Ltd. 1.354% due 07/16/2035 •		436	436
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		287	287

			723

Total Cayman Islands (Cost $12,524)			12,527

CHINA 7.6%
SOVEREIGN ISSUES 7.6%
China Development Bank
3.050% due 08/25/2026	CNY	3,200	507
4.040% due 04/10/2027		23,700	3,927
4.240% due 08/24/2027		27,000	4,525
China Government International Bond
2.850% due 06/04/2027		31,400	4,979
3.020% due 10/22/2025		5,400	861
3.280% due 12/03/2027		1,200	195

Total China (Cost $13,733)			14,994

DENMARK 4.0%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	19,223	2,784
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,414	638
1.500% due 10/01/2053		600	90
Nykredit Realkredit A/S
1.000% due 10/01/2050		28,659	4,174

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

1.000% due 10/01/2053		1,100	159

Total Denmark (Cost $7,989)			7,845

FRANCE 5.8%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A. 2.159% due 09/15/2029 •		$200	196

SOVEREIGN ISSUES 5.7%
France Government International Bond
0.750% due 05/25/2052	EUR	600	653
2.000% due 05/25/2048 (k)		3,600	5,271
3.250% due 05/25/2045 (k)		3,000	5,271

			11,195

Total France (Cost $8,863)			11,391

GERMANY 2.6%
CORPORATE BONDS & NOTES 2.6%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	600	712
1.750% due 01/17/2028		200	238
2.625% due 12/16/2024	GBP	100	138
2.625% due 02/12/2026	EUR	300	370
3.035% due 05/28/2032 •(i)		$400	403
3.547% due 09/18/2031 •		200	211
3.700% due 05/30/2024		300	316
3.729% due 01/14/2032 •(i)		200	205
3.950% due 02/27/2023		300	310
3.961% due 11/26/2025 •		600	634
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		500	538
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	1,500	1,097

Total Germany (Cost $5,279)			5,172

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 2.125% due 09/22/2031		$200	197

Total Hungary (Cost $197)			197

INDIA 0.4%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$300	305

SOVEREIGN ISSUES 0.2%
Export-Import Bank of India 1.240% (US0003M + 1.020%) due 03/28/2022 ~(i)		300	300

Total India (Cost $601)			605

IRELAND 1.5%
ASSET-BACKED SECURITIES 1.3%
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	243	276
Babson Euro CLO DAC 0.272% due 10/25/2029 •		109	124
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		350	398
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	284
Dryden Euro CLO BV 0.660% due 04/15/2033 •		250	284
Jubilee CLO BV
0.610% due 04/15/2030 •		400	455
0.650% due 04/15/2031 •		250	285

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		322	367

			2,473

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$150	149
1.650% due 10/29/2024		150	150

			299

Total Ireland (Cost $2,880)			2,772

ISRAEL 1.3%
SOVEREIGN ISSUES 1.3%
Israel Government International Bond
0.750% due 07/31/2022	ILS	1,500	484
3.800% due 05/13/2060		$400	464
4.125% due 01/17/2048		200	246
5.500% due 01/31/2022	ILS	4,200	1,356

Total Israel (Cost $2,362)			2,550

ITALY 3.7%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA 0.928% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	700	799
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		300	352
2.625% due 04/28/2025		200	228
UniCredit SpA 7.830% due 12/04/2023		$600	669

			2,048

SOVEREIGN ISSUES 2.7%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024	EUR	1,300	1,539
1.850% due 07/01/2025		1,500	1,807
Italy Government International Bond 6.000% due 08/04/2028	GBP	1,200	2,029

			5,375

Total Italy (Cost $7,130)			7,423

JAPAN 8.4%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd. 2.849% due 03/03/2022		$800	803
Mizuho Financial Group, Inc. 0.810% (US0003M + 0.630%) due 05/25/2024 ~		600	603
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		200	224
ORIX Corp. 3.250% due 12/04/2024		100	105
Sumitomo Mitsui Banking Corp. 0.409% due 11/07/2029	EUR	300	343

			2,078

SOVEREIGN ISSUES 7.3%
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	223,021	2,007
0.100% due 06/20/2031		740,000	6,460
0.100% due 09/20/2031		220,000	1,918
0.500% due 03/20/2049		200,000	1,673
0.700% due 12/20/2048		90,000	793
1.400% due 09/20/2034		160,000	1,598

			14,449

Total Japan (Cost $16,854)			16,527

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		$300	306
5.250% due 05/23/2023 (h)		300	311

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Total Luxembourg (Cost $613)			617

MALAYSIA 1.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	217

SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	4,800	1,176
3.828% due 07/05/2034		1,000	238
4.642% due 11/07/2033		2,000	516

			1,930

Total Malaysia (Cost $2,182)			2,147

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Preferred Term Securities Ltd. 0.703% (US0003M + 0.500%) due 03/23/2035 ~		$481	455

Total Multinational (Cost $376)			455

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.0%
Cooperatieve Rabobank UA
1.080% (US0003M + 0.860%) due 09/26/2023 ~		$600	605
3.875% due 09/26/2023		800	840
Enel Finance International NV
1.875% due 07/12/2028		200	195
2.650% due 09/10/2024		300	309

			1,949

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		105,050	165

Total Netherlands (Cost $2,019)			2,114

		PRINCIPAL AMOUNT (000s)
PERU 1.4%
SOVEREIGN ISSUES 1.4%
Peru Government International Bond
1.862% due 12/01/2032		$100	91
5.350% due 08/12/2040	PEN	300	64
5.940% due 02/12/2029		5,100	1,312
6.350% due 08/12/2028		4,600	1,215

Total Peru (Cost $3,116)			2,682

QATAR 0.7%
CORPORATE BONDS & NOTES 0.3%
Qatar Energy
1.375% due 09/12/2026		$200	196
2.250% due 07/12/2031		200	199
3.125% due 07/12/2041		200	203

			598

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
3.375% due 03/14/2024		300	314
4.400% due 04/16/2050		200	249

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

4.817% due 03/14/2049		200	263

			826

Total Qatar (Cost $1,297)			1,424

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	213
2.000% due 04/14/2033		100	104
2.750% due 04/14/2041		100	102
2.875% due 04/13/2042		300	307

Total Romania (Cost $819)			726

SAUDI ARABIA 1.1%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$200	201

SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
4.000% due 04/17/2025		1,300	1,403
4.375% due 04/16/2029		200	230
4.625% due 10/04/2047		300	360

			1,993

Total Saudi Arabia (Cost $2,073)			2,194

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	108
2.050% due 09/23/2036		200	209

Total Serbia (Cost $344)			317

SINGAPORE 0.9%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	317

SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	600	424
2.875% due 09/01/2030		800	649
3.375% due 09/01/2033		300	258

			1,331

Total Singapore (Cost $1,634)			1,648

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,584	1,726

Total Slovenia (Cost $1,593)			1,726

SPAIN 1.0%
CORPORATE BONDS & NOTES 0.2%
Banco Santander S.A. 1.849% due 03/25/2026		$200	199
CaixaBank S.A. 3.625% due 09/14/2028 •(g)(h)	EUR	200	216

			415

SOVEREIGN ISSUES 0.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035		100	150
Spain Government International Bond
0.250% due 07/30/2024		100	116

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

3.450% due 07/30/2066		800	1,371

			1,637

Total Spain (Cost $2,055)			2,052

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$1,000	1,079
Credit Suisse Group AG 3.800% due 06/09/2023		600	622
UBS AG
5.125% due 05/15/2024 (h)		200	214
7.625% due 08/17/2022 (h)		600	623

Total Switzerland (Cost $2,441)			2,538

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$400	402

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		200	233

Total United Arab Emirates (Cost $592)			635

UNITED KINGDOM 10.8%
CORPORATE BONDS & NOTES 6.6%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$1,900	2,005
Barclays PLC
1.746% (US0003M + 1.625%) due 01/10/2023 ~		600	600
6.125% due 12/15/2025 •(g)(h)		300	325
7.875% due 03/15/2022 •(g)(h)		300	304
8.000% due 06/15/2024 •(g)(h)		200	222
British Telecommunications PLC 9.625% due 12/15/2030		400	586
HSBC Holdings PLC
3.803% due 03/11/2025 •		600	630
3.973% due 05/22/2030 •		400	434
4.041% due 03/13/2028 •		200	216
4.583% due 06/19/2029 •		400	448
John Lewis PLC 6.125% due 01/21/2025	GBP	100	150
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		300	410
Lloyds Banking Group PLC
4.650% due 03/24/2026		$500	551
7.625% due 06/27/2023 •(g)(h)	GBP	200	290
Nationwide Building Society 3.766% due 03/08/2024 •		$300	309
Natwest Group PLC
3.875% due 09/12/2023		300	313
5.076% due 01/27/2030 •		700	813
5.125% due 05/12/2027 •(g)(h)	GBP	500	711
Reckitt Benckiser Treasury Services PLC 0.780% (US0003M + 0.560%) due 06/24/2022 ~		$500	501
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(g)(h)	GBP	500	730
7.375% due 06/24/2022 •(g)(h)		300	416
Standard Chartered PLC
2.678% due 06/29/2032 •		$500	492
3.785% due 05/21/2025 •		500	524
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	279	480
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		400	559

			13,019

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Avon Finance PLC 0.948% due 09/20/2048 •		331	450
Eurosail PLC 1.045% due 06/13/2045 •		593	803
Hawksmoor Mortgages 1.100% due 05/25/2053 •		643	873

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Ripon Mortgages PLC 0.914% due 08/20/2056 •	1,290	1,748
Stanlington PLC 1.095% due 06/12/2046 •	575	779
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	620	842
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	807	1,095
Towd Point Mortgage Funding PLC
0.950% due 07/20/2045 •	404	547
1.236% due 10/20/2051 •	452	616
Uropa Securities PLC
0.283% due 06/10/2059 •	172	228
0.433% due 06/10/2059 •	47	62
0.633% due 06/10/2059 •	37	49
0.833% due 06/10/2059 •	39	52

		8,144

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,110	288

Total United Kingdom (Cost $20,429)		21,451

	PRINCIPAL AMOUNT (000s)
UNITED STATES 43.3%
ASSET-BACKED SECURITIES 4.3%
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •	$8	8
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.042% due 06/25/2029 •	48	47
Bear Stearns Asset-Backed Securities Trust
0.762% due 10/25/2032 •	3	3
0.902% due 10/27/2032 •	14	14
Citigroup Global Markets Mortgage Securities, Inc. 1.453% due 01/25/2032 •	29	30
Countrywide Asset-Backed Certificates 0.782% due 12/25/2036 ^•	22	19
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •	102	101
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •	7	7
First Franklin Mortgage Loan Trust 0.217% due 07/25/2036 •	392	380
GSAMP Trust 0.747% due 11/25/2035 ^•	2,902	2,800
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	380	351
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 03/25/2037 •	1,500	849
0.352% due 07/25/2036 •	72	65
Morgan Stanley Home Equity Loan Trust 0.452% due 04/25/2037 •	239	161
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ	678	390
SMB Private Education Loan Trust
1.210% due 07/15/2053 •	66	67
1.290% due 07/15/2053	264	261
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	379	377
2.710% due 01/25/2060 ~	334	340
2.900% due 10/25/2059 ~	1,397	1,426
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	700	723

		8,419

CORPORATE BONDS & NOTES 3.4%
AT&T, Inc.
3.100% due 02/01/2043	100	97
3.300% due 02/01/2052	100	98
Bayer U.S. Finance LLC 4.250% due 12/15/2025	200	217
BP Capital Markets America, Inc. 3.790% due 02/06/2024	400	421

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

British Airways Pass-Through Trust
3.300% due 06/15/2034		188	194
3.350% due 12/15/2030		84	84
Broadcom, Inc.
2.450% due 02/15/2031		100	98
2.600% due 02/15/2033		100	98
3.419% due 04/15/2033		200	210
Campbell Soup Co. 3.650% due 03/15/2023		58	60
Diamondback Energy, Inc. 2.875% due 12/01/2024		600	623
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		400	407
3.096% due 05/04/2023		200	204
3.375% due 11/13/2025		200	208
4.000% due 11/13/2030		200	215
General Motors Financial Co., Inc.
0.000% due 03/26/2022 •	EUR	100	114
3.550% due 07/08/2022		$100	101
GLP Capital LP 5.300% due 01/15/2029		300	341
Hyatt Hotels Corp. 1.300% due 10/01/2023		100	100
Kilroy Realty LP 3.450% due 12/15/2024		100	105
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	549
Organon & Co. 4.125% due 04/30/2028		$200	204
Pacific Gas & Electric Co.
3.450% due 07/01/2025		100	104
4.450% due 04/15/2042 ^		100	102
San Diego Gas & Electric Co. 3.600% due 09/01/2023		200	207
Southern California Edison Co.
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~		200	200
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	100
Southern Co. 2.950% due 07/01/2023		400	410
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	102
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		100	101
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		163	170
Wells Fargo & Co. 1.359% (US0003M + 1.230%) due 10/31/2023 ~		500	504

			6,748

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		302	299
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,230	1,220

			1,519

MUNICIPAL BONDS & NOTES 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028		500	620
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		200	202

			822

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%
Adjustable Rate Mortgage Trust 2.574% due 09/25/2035 ^~		18	17
American Home Mortgage Assets Trust 0.292% due 05/25/2046 ^•		434	392
AREIT Trust 1.190% due 07/17/2026 •		500	501
Banc of America Funding Trust
2.603% due 02/20/2036 ~		125	126
3.417% due 01/20/2047 ^~		27	27
Banc of America Mortgage Trust 2.893% due 05/25/2035 ^~		109	110
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		489	499
BCAP LLC Trust
0.824% due 01/26/2047 •		73	69
5.250% due 04/26/2037		130	92
Bear Stearns Adjustable Rate Mortgage Trust
2.323% due 10/25/2033 ~		10	11

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

2.409% due 05/25/2034 ~	23	23
2.500% due 08/25/2033 ~	16	16
2.504% due 08/25/2033 ~	2	2
2.668% due 05/25/2034 ~	26	24
2.734% due 11/25/2034 ~	17	17
2.846% due 02/25/2034 ~	2	2
3.179% due 05/25/2047 ^~	89	89
Bear Stearns ALT-A Trust
2.868% due 09/25/2035 ^~	225	170
3.241% due 11/25/2036 ^~	109	72
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~	360	303
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~	30	31
3.153% due 07/25/2037 ~	20	19
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	13	13
Citigroup Global Markets Mortgage Securities, Inc. 0.602% due 05/25/2032 •	3	3
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	290	290
2.768% due 08/25/2035 ~	18	19
3.153% due 09/25/2037 ^~	320	319
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.226% due 09/25/2035 ^~	330	319
Countrywide Alternative Loan Trust
0.452% due 05/25/2037 ^•	144	45
0.482% due 09/25/2046 ^•	347	342
0.522% due 07/25/2046 ^•	21	20
0.542% due 11/25/2035 •	95	89
0.727% due 11/25/2035 •	73	70
0.762% due 09/25/2035 •	354	278
3.130% due 02/25/2037 ^~	154	155
5.250% due 06/25/2035 ^	40	37
6.000% due 01/25/2037 ^	296	224
6.250% due 12/25/2036	944	585
6.250% due 08/25/2037 ^	80	59
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035 •	470	426
0.762% due 02/25/2035 •	98	99
0.862% due 09/25/2034 •	4	4
2.484% due 11/25/2035 ^~	7	6
2.673% due 11/25/2034 ~	33	34
3.008% due 08/25/2034 ^~	2	2
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.116% due 07/25/2033 ~	3	3
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	95	96
DBUBS Mortgage Trust 0.735% due 11/10/2046 ~(a)	397	0
GreenPoint Mortgage Funding Trust
0.282% due 01/25/2037 •	120	117
0.502% due 10/25/2046 ^•	587	533
0.522% due 04/25/2036 •	135	134
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~	3	3
GS Mortgage Securities Trust 1.917% due 11/10/2045 ~(a)	3,812	29
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	96	96
2.500% due 01/25/2052 ~	484	485
2.500% due 02/25/2052 ~	194	195
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •	7	7
2.851% due 09/25/2035 ~	16	16
HarborView Mortgage Loan Trust
0.294% due 09/19/2037 •	205	202
0.932% due 12/19/2036 ^•	206	198
2.658% due 07/19/2035 ^~	15	13
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •	498	469
0.502% due 11/25/2046 •	592	597
2.928% due 12/25/2034 ~	13	14
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	3	2
JP Morgan Chase Commercial Mortgage Securities Trust 0.934% due 12/15/2047 ~(a)	10,976	78
JP Morgan Mortgage Trust
1.815% due 11/25/2033 ~	14	14
2.704% due 11/25/2035 ^~	16	15
3.000% due 01/25/2052 ~	193	198
3.000% due 02/25/2052 «(b)	900	918
3.000% due 04/25/2052 ~	193	197
3.000% due 05/25/2052 «~	1,500	1,495

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Luminent Mortgage Trust 0.272% due 12/25/2036 •	840	808
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•	154	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.550% due 12/15/2030 •	48	47
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •	17	17
1.816% due 02/25/2033 ~	20	20
Morgan Stanley Bank of America Merrill Lynch Trust 1.011% due 05/15/2046 ~(a)	9,367	82
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	461	470
2.750% due 11/25/2059 ~	398	406
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •	500	499
OBX Trust 0.752% due 06/25/2057 •	45	45
Onslow Bay Mortgage Loan Trust 2.500% due 10/25/2051 ~	493	494
PMT Loan Trust 2.500% due 07/25/2051 ~	484	485
Ready Capital Mortgage Financing LLC 1.042% due 07/25/2036 •	500	498
Residential Accredit Loans, Inc. Trust 0.252% due 02/25/2047 •	290	142
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	443	195
Residential Funding Mortgage Securities, Inc. Trust
2.967% due 09/25/2035 ^~	40	29
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
0.804% due 10/19/2026 •	24	24
0.804% due 07/20/2033 •	110	111
2.579% due 04/20/2035 ~	196	207
Structured Adjustable Rate Mortgage Loan Trust
2.284% due 04/25/2034 ~	27	27
2.431% due 02/25/2034 ~	16	16
Structured Asset Mortgage Investments Trust
0.482% due 07/25/2046 ^•	119	101
0.522% due 05/25/2036 •	190	168
0.604% due 07/19/2035 •	262	256
0.684% due 07/19/2034 •	20	20
Structured Asset Securities Corp. 0.382% due 01/25/2036 •	104	99
Structured Asset Securities Corp. Mortgage Loan Trust 0.392% due 10/25/2036 •	240	219
Thornburg Mortgage Securities Trust
1.753% due 06/25/2037 •	331	310
1.811% due 06/25/2047 ^•	196	173
UBS-Barclays Commercial Mortgage Trust 1.575% due 12/10/2045 ~(a)	10,440	74
UWM Mortgage Trust 2.500% due 11/25/2051 ~	594	594
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 07/25/2045 •	155	153
0.722% due 01/25/2045 •	67	67
1.725% due 09/25/2046 •	783	793
1.725% due 10/25/2046 •	22	22
1.725% due 11/25/2046 •	222	218
2.353% due 03/25/2033 ~	84	86
2.429% due 03/25/2034 ~	48	49
2.579% due 06/25/2033 ~	10	11
2.688% due 09/25/2036 ~	57	55
2.702% due 08/25/2034 ~	84	87
2.725% due 03/25/2035 ~	49	51
2.831% due 04/25/2035 ~	263	266
2.916% due 08/25/2046 ^~	325	321
Washington Mutual Mortgage Pass-Through Certificates Trust 1.022% due 07/25/2046 ^•	152	104
Wells Fargo-RBS Commercial Mortgage Trust 1.129% due 03/15/2045 ~(a)	7,796	65

		21,176

	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	100,000	114

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Bank of America Corp. 5.875% due 03/15/2028 •(g)		500,000	557

			671

		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.0%
Fannie Mae
0.502% due 06/25/2036 •		$17	17
0.602% due 10/25/2040 •		50	51
1.641% due 12/01/2034 •		34	35
1.945% due 05/01/2035 •		10	11
2.246% due 03/01/2024 •		1	1
2.423% due 11/01/2034 •		231	245
3.000% due 03/01/2060		242	257
3.500% due 01/01/2059		575	623
6.500% due 11/01/2036		60	63
Freddie Mac
0.436% due 01/15/2038 •		273	273
0.710% due 12/15/2037 - 07/15/2040 •		250	254
0.773% due 09/25/2022 ~(a)		4,390	18
0.934% due 11/25/2022 ~(a)		5,291	34
1.282% due 10/25/2044 •		535	549
1.886% due 01/15/2038 ~(a)		273	16
2.138% due 04/01/2037 •		5	5
2.269% due 02/01/2029 •		4	4
2.375% due 05/01/2023 •		1	1
6.000% due 12/15/2024		7	7
Ginnie Mae
1.625% due 07/20/2022 - 09/20/2026 •		5	4
1.875% due 05/20/2022 - 06/20/2023 •		2	2
1.875% due 05/20/2028 - 05/20/2030 •		8	8
2.000% due 02/20/2024 ~		6	6
2.000% due 01/20/2030 - 05/20/2030 •		14	14
2.125% due 12/20/2023 - 12/20/2025 •		2	3
2.125% due 11/20/2026 - 12/20/2026 •		3	3
3.000% due 07/20/2046		9	10
Uniform Mortgage-Backed Security
2.500% due 02/01/2051		529	544
3.000% due 10/01/2049 - 06/01/2051		740	781
3.500% due 10/01/2034 - 07/01/2050		628	665
4.000% due 06/01/2050		230	245
4.500% due 08/01/2023 - 06/01/2044		176	192
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2052		4,300	4,387
3.500% due 01/01/2037 - 03/01/2052		4,700	4,936
4.000% due 02/01/2052		14,600	15,522
4.500% due 01/01/2052		1,600	1,714

			31,500

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
1.375% due 11/15/2040		1,100	1,003
1.625% due 11/15/2050		100	93
1.875% due 02/15/2041 (k)		2,300	2,277
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028		2,692	3,014
2.500% due 01/15/2029 (m)(o)		966	1,236
U.S. Treasury Notes
2.875% due 04/30/2025 (o)		6,400	6,781

			14,404

Total United States (Cost $82,335)			85,259

SHORT-TERM INSTRUMENTS 3.6%
COMMERCIAL PAPER 0.5%
Samhallsbyggnadsbolaget i Norden AB 0.000% due 01/13/2022	EUR	900	1,025

REPURCHASE AGREEMENTS (j) 1.5%			2,942

ISRAEL TREASURY BILLS 1.6%
(0.021)% due 02/02/2022 - 12/07/2022 (d)(e)	ILS	10,000	3,216

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $7,034)		7,183

Total Investments in Securities (Cost $218,988)		226,534

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short Asset Portfolio	18,570	185
PIMCO Short-Term Floating NAV Portfolio III	475,495	4,621

Total Short-Term Instruments (Cost $4,846)		4,806

Total Investments in Affiliates (Cost $4,846)		4,806

Total Investments 117.6% (Cost $223,834)		$231,340
Financial Derivative Instruments (l)(n) (0.5)%(Cost or Premiums, net $205)		(1,019)
Other Assets and Liabilities, net (17.1)%		(33,678)

Net Assets 100.0%		$196,643

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	05/25/2021	$400	$403	0.20%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	200	205	0.10
Export-Import Bank of India	1.240	03/28/2022	12/19/2019	300	300	0.15

$900	$908	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.010%	04/20/2021	04/20/2023	$916	U.S. Treasury Bonds 1.750% due 01/22/2049	$(1,242)	$1,240	$1,240
FICC	0.000	12/31/2021	01/03/2022	1,702	U.S. Treasury Notes 1.250% due 03/31/2028	(1,736)	1,702	1,702

Total Repurchase Agreements	$(2,978)	$2,942	$2,942

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

CIB	0.080%	12/29/2021	01/10/2022	$(2,300)	$(2,300)
MYI	(0.720)	11/22/2021	02/14/2022	EUR	(10,781)	(10,772)

Total Reverse Repurchase Agreements	$(13,072)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (19.6)%
U.S. Government Agencies (19.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2037	$2,700	$(2,751)	$(2,760)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2052	18,600	(18,534)	(18,503)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2052	3,800	(5,930)	(5,918)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	8,300	(8,454)	(8,448)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2052	2,800	(2,890)	(2,894)

Total Short Sales (19.6)%	$(38,559)	$(38,523)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

(k)	Securities with an aggregate market value of $12,819 and cash of $113 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(15,235) at a weighted average interest rate of (0.173%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	5	$1,246	$(2)	$0	$0
Call Options Strike @ EUR 142.000 on Euro-Bobl March 2022 Futures (1)	02/2022	45	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-OAT March 2022 Futures (1)	02/2022	208	2	0	0	0
Call Options Strike @ EUR 193.000 on Euro-Bund March 2022 Futures (1)	02/2022	112	1	0	0	0
Euro-BTP Italy Government Bond March Futures	03/2022	93	15,565	(264)	0	(23)
U.S. Treasury 10-Year Note March Futures	03/2022	34	4,436	23	2	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	32	4,686	49	9	0

$(194)	$11	$(23)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	12	$(997)	$(1)	$2	$0
Australia Government 10-Year Bond March Futures	03/2022	25	(2,531)	0	27	0
Euro-Bobl March Futures	03/2022	45	(6,826)	52	2	0
Euro-Bund 10-Year Bond March Futures	03/2022	108	(21,071)	319	17	0
Euro-Buxl 30-Year Bond March Futures	03/2022	4	(941)	46	2	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	208	(38,635)	656	36	0
Japan Government 10-Year Bond March Futures	03/2022	2	(2,636)	6	5	0
U.S. Treasury 2-Year Note March Futures	03/2022	135	(29,453)	11	0	(6)
U.S. Treasury 5-Year Note March Futures	03/2022	11	(1,331)	(1)	0	(1)
U.S. Treasury 30-Year Bond March Futures	03/2022	2	(321)	(3)	0	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	1	(197)	(1)	0	(2)
United Kingdom Long Gilt March Futures	03/2022	114	(19,273)	66	0	(62)

$1,150	$91	$(72)

Total Futures Contracts	$956	$102	$(95)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	0.565%	$300	$(47)	$40	$(7)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.186	500	(6)	4	(2)	0	0

$(53)	$44	$(9)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Motors Co.	5.000%	Quarterly	12/20/2026	0.975%	$100	$19	$1	$20	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	EUR	200	1	(2)	(1)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.180	$300	7	(6)	1	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.349	EUR	500	15	4	19	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	500	109	2	111	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.463	600	(20)	33	13	0	0

$131	$32	$163	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$300	$(25)	$(2)	$(27)	$0	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	1,200	(114)	3	(111)	0	(2)
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	300	(7)	(1)	(8)	0	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	6,500	(39)	(60)	(99)	0	(4)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	6,000	(38)	(23)	(61)	0	(4)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,300	(11)	(20)	(31)	0	(2)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	600	(10)	(2)	(12)	0	(1)

$(244)	$(105)	$(349)	$0	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$2,200	$54	$1	$55	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$45,600	$(2)	$2	$0	$0	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,700	0	(3)	(3)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	4,800	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,500	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	8,000	1	(2)	(1)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	9,500	0	(1)	(1)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,700	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	5,200	1	1	2	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	1,900	0	1	1	0	0

$0	$(1)	$(1)	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	7,200	$32	$50	$82	$0	$(4)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	1.250	Annual	10/28/2023	7,300	(10)	9	(1)	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024	4,300	(22)	(81)	(103)	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027	650	(3)	(22)	(25)	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	5,000	11	(148)	(137)	36	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	2,000	(35)	94	59	0	(51)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022	JPY	350,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022		1,150,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		300,000	0	(3)	(3)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		970,000	(89)	15	(74)	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		220,000	1	4	5	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		350,000	6	(43)	(37)	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Semi-Annual	06/19/2049		180,000	18	(6)	12	12	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	800	(5)	13	8	2	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		600	0	(3)	(3)	2	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	0.768	Annual	12/31/2023		$28,900	(12)	(20)	(32)	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		300	3	0	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,000	(6)	1	(5)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,500	(12)	(5)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		100	0	0	0	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.228	Annual	08/15/2031		4,700	(56)	11	(45)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		4,100	95	(21)	74	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,500	(9)	(10)	(19)	1	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	5,900	0	16	16	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		14,500	0	39	39	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		7,600	0	21	21	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		4,200	0	11	11	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		5,800	0	16	16	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		6,300	0	17	17	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		85,800	(1)	(136)	(137)	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		1,800	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		36,700	0	(74)	(74)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		12,400	(19)	35	16	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		24,600	(4)	(39)	(43)	0	0
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		48,636	0	8	8	0	0
Receive	1-Year BRL-CDI	7.198	Maturity	01/03/2022		46,600	0	8	8	0	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025		600	0	6	6	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	1,700	0	5	5	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		600	3	(1)	2	0	0
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		49,100	3	71	74	14	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		800	6	(17)	(11)	0	(1)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(8)	(8)	2	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		1,400	(81)	14	(67)	2	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		300	0	24	24	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	3,000	(16)	(21)	(37)	1	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	28,400	(9)	91	82	0	(4)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		100	0	(2)	(2)	0	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025		150	0	8	8	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$350	4	(3)	1	0	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		1,300	1	(6)	(5)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,950	0	(64)	(64)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		11,000	228	(411)	(183)	1	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/18/2024		1,500	74	(2)	72	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	(37)	(37)	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,900	0	(39)	(39)	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,100	404	(241)	163	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		6,400	172	(240)	(68)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		8,000	(88)	(205)	(293)	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		600	(12)	(9)	(21)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		19,000	(177)	269	92	0	(7)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		400	(15)	40	25	0	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,900	(69)	(272)	(341)	4	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		600	(28)	(7)	(35)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		4,000	52	(42)	10	2	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,900	(20)	106	86	0	(1)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		600	0	20	20	0	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		200	0	6	6	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		2,940	27	172	199	0	(1)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		3,800	315	(40)	275	0	(1)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		200	(1)	1	0	0	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		300	(1)	5	4	0	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		900	(6)	14	8	0	(1)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		800	(5)	10	5	0	0
Pay	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		230	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		900	0	(15)	(15)	0	(1)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		3,600	80	(22)	58	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		500	(14)	5	(9)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		100	2	6	8	0	0
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		400	(12)	51	39	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		600	3	65	68	0	(3)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		700	(8)	(34)	(42)	3	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		2,200	86	210	296	0	(10)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		300	(2)	(13)	(15)	0	(1)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		300	(2)	(12)	(14)	0	(1)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		300	(2)	(15)	(17)	0	(1)
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	08/25/2051		300	0	(29)	(29)	0	(2)
Receive	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		350	0	(25)	(25)	0	(2)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		2,000	154	(23)	131	9	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		300	(13)	(7)	(20)	0	(2)
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		550	0	(49)	(49)	0	(3)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		150	0	4	4	0	(1)
Pay	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031	AUD	3,400	41	(85)	(44)	0	(20)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	100	0	(1)	(1)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		43,100	(64)	(742)	(806)	0	(46)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	01/27/2032		400	0	(22)	(22)	0	0
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		100	0	2	2	0	0
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		500	0	7	7	1	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		14,800	232	(389)	(157)	0	(14)
Pay(7)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		200	0	(11)	(11)	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	9	0	0	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	14	14	0	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		7,200	(313)	284	(29)	6	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		1,350	(32)	32	0	1	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022	JPY	1,150,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022		350,000	0	(1)	(1)	0	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	2,600	(1)	(1)	(2)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,600	0	(2)	(2)	0	0
Pay	6-Month PLN-WIBOR	1.588	Annual	08/20/2029		13,500	0	(418)	(418)	0	(1)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		14,300	0	(212)	(212)	0	(2)
Receive	6-Month PLN-WIBOR	2.858	Annual	11/09/2029		12,000	0	136	136	0	0
Receive	6-Month PLN-WIBOR	3.263	Annual	11/29/2029		12,600	0	59	59	0	(2)
Receive	UKRPI	3.397	Maturity	11/15/2030		280	2	47	49	0	(3)
Receive	UKRPI	3.445	Maturity	11/15/2030		280	0	47	47	0	(3)
Pay	UKRPI	3.740	Maturity	03/15/2031		300	0	(37)	(37)	2	0
Pay	UKRPI	3.700	Maturity	04/15/2031		800	8	(117)	(109)	6	0
Pay	UKRPI	3.217	Maturity	11/15/2040		480	(8)	(143)	(151)	4	0
Pay	UKRPI	3.272	Maturity	11/15/2040		200	0	(58)	(58)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040		280	0	(82)	(82)	2	0
Receive	UKRPI	3.000	Maturity	11/15/2050		200	7	90	97	0	(2)
Receive	UKRPI	3.051	Maturity	11/15/2050		200	0	90	90	0	(3)

							$779	$(2,454)	$(1,675)	$157	$(203)

Total Swap Agreements							$667	$(2,483)	$(1,816)	$159	$(218)

(m)	Securities with an aggregate market value of $168 and cash of $4,603 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	PEN	7,480		$1,812	$0	$(61)
	01/2022		$162	CNY	1,044	2	0
	01/2022		75	CZK	1,606	0	(1)
	02/2022	CAD	1,285		$1,003	0	(13)
	02/2022		$3,547	CAD	4,469	11	(26)
	02/2022		194	EUR	171	1	0
	02/2022		316	ILS	982	0	0
	02/2022		299	JPY	34,000	0	(3)
	02/2022		86	PLN	329	0	(4)
	02/2022		803	SEK	7,013	0	(27)
	03/2022	MXN	9,246		$445	0	(1)
	03/2022	PEN	1,011		244	0	(8)
	03/2022	SGD	160		117	0	(2)
	04/2022	DKK	10,293		1,626	47	0
	07/2022		$1,021	PEN	4,125	0	(1)
BPS	01/2022	CLP	142,647		$169	2	0
	01/2022	GBP	5,268		6,976	0	(155)
	01/2022	ILS	317		101	0	(1)
	01/2022		$153	CNY	977	1	0
	01/2022		196	IDR	2,834,255	3	0
	01/2022		63	RUB	4,585	0	(2)
	02/2022		298	CAD	378	1	0
	02/2022		867	EUR	767	7	0
	02/2022		1,691	NOK	14,765	3	(19)
	03/2022		168	CLP	142,647	0	(2)
	03/2022		392	MYR	1,662	6	0
	04/2022	DKK	3,400		$519	0	(2)
BRC	02/2022	CHF	198		213	0	(5)
	02/2022	EUR	556		628	0	(6)
	02/2022		$274	JPY	31,000	0	(4)
CBK	01/2022	CNH	614		$96	0	(1)
	01/2022	ILS	2,744		837	0	(45)
	01/2022	PEN	500		124	0	(1)
	01/2022	RUB	26,517		355	3	0
	01/2022		$292	CNY	1,865	1	0
	01/2022		232	PEN	925	0	(1)
	02/2022	ILS	4,902		$1,512	0	(64)
	02/2022		$66	PLN	253	0	(4)
	03/2022	PEN	4,868		$1,187	0	(29)
	04/2022	DKK	4,728		747	22	0
	04/2022	ILS	300		92	0	(4)
	04/2022	PEN	1,519		377	0	(1)
	04/2022		$229	DKK	1,480	0	(2)
	04/2022		1,542	MXN	33,454	61	0
	06/2022	ILS	500		$154	0	(7)
	08/2022		1,523		461	0	(31)
	12/2022		1,000		320	0	(4)
	12/2022		$25	PEN	106	1	0
DUB	01/2022	CNH	19,572		$3,060	0	(16)
	01/2022		$91	CZK	2,007	1	0
	02/2022	PLN	528		$130	0	(1)
	02/2022		$191	HUF	61,104	0	(3)
GLM	01/2022	GBP	132		$176	0	(3)
	01/2022		$477	RUB	34,705	0	(15)
	02/2022	CAD	636		$519	16	0
	02/2022	CHF	59		64	0	0
	02/2022		$167	EUR	147	1	0
	02/2022		133	RON	585	1	0
	03/2022	MYR	7,673		$1,813	0	(27)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

03/2022	SGD	121	88	0	(2)
11/2022	ILS	3,000	972	0	0
HUS	01/2022	CNH	1,734	272	0	(1)
01/2022	ILS	1,372	425	0	(16)
01/2022	$354	CNH	2,272	3	0
01/2022	654	GBP	492	12	0
01/2022	447	IDR	6,487,412	9	0
02/2022	CLP	66,301	$79	1	0
02/2022	EUR	1,188	1,347	0	(6)
02/2022	JPY	234,700	2,045	4	0
02/2022	PLN	392	94	0	(3)
02/2022	$204	COP	775,874	0	(14)
02/2022	29,762	EUR	25,934	3	(212)
02/2022	12,012	JPY	1,366,132	0	(132)
02/2022	47	RUB	3,439	0	(2)
03/2022	SGD	510	$372	0	(6)
04/2022	DKK	880	138	3	0
04/2022	$199	DKK	1,275	0	(4)
JPM	01/2022	395	CNH	2,531	3	0
01/2022	598	CNY	3,851	7	0
01/2022	38	IDR	547,839	0	0
02/2022	789	EUR	693	0	0
03/2022	HKD	1,699	$218	0	0
03/2022	SGD	747	545	0	(9)
03/2022	$2,140	KRW	2,530,123	0	(16)
03/2022	584	THB	19,812	9	0
04/2022	DKK	1,790	$272	0	(2)
12/2022	ILS	300	97	0	0
MYI	01/2022	BRL	498	89	0	0
01/2022	NZD	3,923	2,678	0	(9)
01/2022	$87	BRL	498	2	0
01/2022	103	IDR	1,492,465	2	0
02/2022	BRL	498	$87	0	(2)
02/2022	$1,192	CHF	1,094	10	0
02/2022	1,138	EUR	1,005	9	(2)
04/2022	DKK	30,741	$4,852	137	0
RBC	02/2022	EUR	482	545	0	(5)
RYL	01/2022	$291	GBP	221	8	0
SCX	01/2022	154	CNH	990	2	0
01/2022	489	CNY	3,130	3	0
02/2022	CAD	782	$619	1	0
02/2022	GBP	5,268	7,135	5	0
SOG	01/2022	$97	CNY	621	1	0
SSB	01/2022	BRL	498	$89	0	(1)
01/2022	$181	CLP	142,647	0	(14)
TOR	01/2022	AUD	2,283	$1,634	0	(27)
02/2022	$63	CAD	80	1	0
03/2022	MXN	14,842	$700	0	(15)
UAG	01/2022	CNH	615	96	0	(1)
01/2022	$90	RUB	6,568	0	(3)
02/2022	386	PLN	1,620	14	0

Total Forward Foreign Currency Contracts	$440	$(1,106)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	2,600	$33	$9
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	2,400	29	9

$62	$18

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	300	$23	$45

Total Purchased Options	$85	$63

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	400	$(2)	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	600	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	600	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	300	0	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	700	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	400	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	800	(1)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	600	(3)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	300	(2)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	300	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	800	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	2,200	(3)	(1)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	400	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	500	(1)	0
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	100	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	500	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	100	0	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	700	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200	0	0
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	400	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	800	(1)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	600	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	600	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	500	(1)	0

$(30)	$(6)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	1,584	$(16)	$(14)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

AZD	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.790%	01/24/2022	400	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.140	01/24/2022	400	(1)	(1)
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355	01/20/2022	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	500	(2)	(2)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.100)	02/10/2022	2,200	(11)	(2)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.376	01/10/2022	1,000	(3)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.676	01/10/2022	1,000	(3)	0
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(42)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,900	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,900	(2)	(22)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.345	01/10/2022	1,500	(4)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.645	01/10/2022	1,500	(4)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	18,700	(37)	(19)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	18,700	(37)	(48)
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	2,100	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	2,100	(3)	(24)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	300	(1)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	300	(1)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	200	(1)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	900	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	900	(3)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	800	(21)	0
GST	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.770	01/17/2022	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.120	01/17/2022	300	(1)	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,700	(12)	(9)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	2,200	(4)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	2,200	(4)	(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	900	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	900	(1)	(2)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.185	02/14/2022	1,500	(4)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.585	02/14/2022	1,500	(4)	(3)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/18/2022	900	(2)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/18/2022	900	(2)	(1)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	10,400	(13)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	10,400	(13)	(118)

$(230)	$(306)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	4,250	$(4)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	2,000	(2)	0

$(6)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	$100.297	03/07/2022	100	$0	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	100	0	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	100	(1)	0
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	100	0	0

$(1)	$(1)

Total Written Options	$(283)	$(327)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.032%	$100	$(3)	$3	$0	$0
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	1,500	(54)	47	0	(7)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	1,600	(39)	17	0	(22)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	500	(10)	3	0	(7)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	800	(27)	23	0	(4)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	900	(23)	11	0	(12)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	300	(10)	9	0	(1)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	1,000	(19)	5	0	(14)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	1,400	(49)	42	0	(7)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	500	(13)	6	0	(7)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	200	(5)	2	0	(3)

$(252)	$168	$0	$(84)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.685%	$400	$(9)	$13	$4	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	200	(5)	7	2	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.440	200	6	0	6	0

$(8)	$20	$12	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$678	AUD	900	$5	$(6)	$0	$(1)
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	1,380	2,000	0	1	1	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	1,311	1,900	(7)	1	0	(6)

$(2)	$(4)	$1	$(7)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.000%	Quarterly	06/16/2031	MYR	900	$(1)	$6	$5	$0
CBK	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	2,300	0	14	14	0
NGF	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	3,800	(1)	23	22	0

$(2)	$43	$41	$0

Total Swap Agreements	$(264)	$227	$54	$(91)

(o)

Securities with an aggregate market value of $639 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$77	$0	$77
Australia
Corporate Bonds & Notes	0	720	0	720
Non-Agency Mortgage-Backed Securities	0	143	0	143
Sovereign Issues	0	6,469	0	6,469
Canada
Corporate Bonds & Notes	0	1,267	0	1,267
Non-Agency Mortgage-Backed Securities	0	145	0	145
Sovereign Issues	0	542	0	542
Cayman Islands
Asset-Backed Securities	0	10,122	0	10,122
Corporate Bonds & Notes	0	1,682	0	1,682
Non-Agency Mortgage-Backed Securities	0	723	0	723
China
Sovereign Issues	0	14,994	0	14,994
Denmark
Corporate Bonds & Notes	0	7,845	0	7,845
France
Corporate Bonds & Notes	0	196	0	196
Sovereign Issues	0	11,195	0	11,195
Germany
Corporate Bonds & Notes	0	5,172	0	5,172
Hungary
Sovereign Issues	0	197	0	197
India
Corporate Bonds & Notes	0	305	0	305
Sovereign Issues	0	300	0	300
Ireland
Asset-Backed Securities	0	2,473	0	2,473
Corporate Bonds & Notes	0	299	0	299
Israel
Sovereign Issues	0	2,550	0	2,550
Italy
Corporate Bonds & Notes	0	2,048	0	2,048
Sovereign Issues	0	5,375	0	5,375
Japan
Corporate Bonds & Notes	0	2,078	0	2,078
Sovereign Issues	0	14,449	0	14,449
Luxembourg
Corporate Bonds & Notes	0	617	0	617
Malaysia
Corporate Bonds & Notes	0	217	0	217
Sovereign Issues	0	1,930	0	1,930
Multinational
Corporate Bonds & Notes	0	455	0	455
Netherlands
Corporate Bonds & Notes	0	1,949	0	1,949
Preferred Securities	0	165	0	165
Peru
Sovereign Issues	0	2,682	0	2,682
Qatar
Corporate Bonds & Notes	0	598	0	598
Sovereign Issues	0	826	0	826
Romania
Sovereign Issues	0	726	0	726
Saudi Arabia
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	1,993	0	1,993
Serbia
Sovereign Issues	0	317	0	317
Singapore
Corporate Bonds & Notes	0	317	0	317

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Sovereign Issues	0	1,331	0	1,331
Slovenia
Sovereign Issues	0	1,726	0	1,726
Spain
Corporate Bonds & Notes	0	415	0	415
Sovereign Issues	0	1,637	0	1,637
Switzerland
Corporate Bonds & Notes	0	2,538	0	2,538
United Arab Emirates
Corporate Bonds & Notes	0	402	0	402
Sovereign Issues	0	233	0	233
United Kingdom
Corporate Bonds & Notes	0	13,019	0	13,019
Non-Agency Mortgage-Backed Securities	0	8,144	0	8,144
Preferred Securities	0	288	0	288
United States
Asset-Backed Securities	0	8,419	0	8,419
Corporate Bonds & Notes	0	6,748	0	6,748
Loan Participations and Assignments	0	1,519	0	1,519
Municipal Bonds & Notes	0	822	0	822
Non-Agency Mortgage-Backed Securities	0	18,763	2,413	21,176
Preferred Securities	0	671	0	671
U.S. Government Agencies	0	31,500	0	31,500
U.S. Treasury Obligations	0	14,404	0	14,404
Short-Term Instruments
Commercial Paper	0	1,025	0	1,025
Repurchase Agreements	0	2,942	0	2,942
Israel Treasury Bills	0	3,216	0	3,216

$0	$224,121	$2,413	$226,534
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,806	$0	$0	$4,806

Total Investments	$4,806	$224,121	$2,413	$231,340

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(38,523)	$0	$(38,523)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	91	170	0	261
Over the counter	0	557	0	557

$91	$727	$0	$818
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(85)	(228)	0	(313)
Over the counter	0	(1,524)	0	(1,524)

$(85)	$(1,752)	$0	$(1,837)

Total Financial Derivative Instruments	$6	$(1,025)	$0	$(1,019)

Totals	$4,812	$184,573	$2,413	$191,798

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$0	$2,460	$0	$0	$0	$(47)	$0	$0	$2,413	$(47)

Totals	$0	$2,460	$0	$0	$0	$(47)	$0	$0	$2,413	$(47)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$2,413	Proxy Pricing	Base Price	102.250 - 102.891	102.494

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Total	$2,413

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 62.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$200	$208
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		200	200
Carnival Corp. 4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		400	396
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		299	301
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		299	299

Total Loan Participations and Assignments (Cost $1,402)			1,404

CORPORATE BONDS & NOTES 9.7%
BANKING & FINANCE 5.7%
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026		100	106
Barclays Bank PLC 7.625% due 11/21/2022 (j)		400	422
Barclays PLC 8.000% due 06/15/2024 •(h)(j)		700	775
Credit Suisse Group AG 5.250% due 02/11/2027 •(h)(j)		700	724
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		400	414
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		200	204
4.063% due 11/01/2024		200	211
4.389% due 01/08/2026		200	216
5.125% due 06/16/2025		1,000	1,089
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,679
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	26,683	3,898
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(c)		$700	187
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		400	421
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		500	508
4.519% due 06/25/2024 •		300	314
New Metro Global Ltd. 6.500% due 05/20/2022		500	477
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		200	195
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	6,901	1,010
Nykredit Realkredit A/S 1.000% due 10/01/2050		25,750	3,763
Seazen Group Ltd. 6.000% due 08/12/2024		$700	597
Societe Generale S.A. 5.375% due 11/18/2030 •(h)(j)		700	737
Starwood Property Trust, Inc. 5.500% due 11/01/2023		200	207
Sunac China Holdings Ltd. 8.350% due 04/19/2023		400	266
UniCredit SpA
7.500% due 06/03/2026 •(h)(j)	EUR	500	670
7.830% due 12/04/2023		$800	892
Ursa Re Ltd. 3.778% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		600	615
Yango Justice International Ltd. 7.500% due 04/15/2024		700	168

			20,765

INDUSTRIALS 3.4%
Air Canada
3.875% due 08/15/2026		100	102
4.625% due 08/15/2029	CAD	100	79

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

American Airlines Pass-Through Trust
3.350% due 04/15/2031		$365	372
3.575% due 07/15/2029		305	310
3.700% due 04/01/2028		188	191
American Airlines, Inc. 5.750% due 04/20/2029		100	107
Berry Global, Inc. 4.875% due 07/15/2026		1,600	1,657
BOC Aviation USA Corp. 1.625% due 04/29/2024		200	200
BRF GmbH 4.350% due 09/29/2026		1,000	1,011
Broadcom, Inc. 3.137% due 11/15/2035		521	525
Caesars Entertainment, Inc. 6.250% due 07/01/2025		200	210
Carnival Corp. 4.000% due 08/01/2028		400	398
DAE Funding LLC 1.625% due 02/15/2024		200	197
Delta Air Lines, Inc. 2.900% due 10/28/2024		650	663
Energy Transfer LP 3.750% due 05/15/2030		900	955
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		300	303
4.000% due 05/01/2031		300	307
Marriott International, Inc. 4.625% due 06/15/2030		100	113
NCL Corp. Ltd. 10.250% due 02/01/2026		390	454
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		100	108
4.810% due 09/17/2030		800	896
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		600	584
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	1,100	1,230
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	500	754
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		$20	21
Sands China Ltd. 2.300% due 03/08/2027		200	188
United Airlines Pass-Through Trust
2.900% due 11/01/2029		93	92
3.100% due 01/07/2030		158	163
Univision Communications, Inc. 6.625% due 06/01/2027		200	216
Wynn Las Vegas LLC 5.250% due 05/15/2027		200	205

			12,611

UTILITIES 0.6%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		1,500	1,556
Pacific Gas & Electric Co. 2.500% due 02/01/2031		600	572

			2,128

Total Corporate Bonds & Notes (Cost $36,926)			35,504

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (b)		800	634

Total Convertible Bonds & Notes (Cost $783)			634

U.S. GOVERNMENT AGENCIES 1.2%
Freddie Mac 0.660% due 07/15/2041 •		566	575
Ginnie Mae
0.382% due 08/20/2068 •		472	465
0.950% due 09/20/2071 •		3,213	3,317
Uniform Mortgage-Backed Security 4.000% due 10/01/2040		3	3

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052		100	102

Total U.S. Government Agencies (Cost $4,435)			4,462

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (n)		2,700	2,462

Total U.S. Treasury Obligations (Cost $2,650)			2,462

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Alliance Bancorp Trust 0.342% due 07/25/2037 •		235	226
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 08/25/2033 ~		39	39
3.004% due 07/25/2036 ^~		57	56
3.222% due 02/25/2036 ^~		38	38
Countrywide Alternative Loan Trust
0.262% due 09/25/2047 •		98	96
1.082% due 02/25/2036 •		111	106
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035 •		51	50
2.813% due 09/20/2036 ^~		64	62
6.000% due 04/25/2036		175	126
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	1,144	1,553
Impac CMB Trust
0.722% due 04/25/2035 •		$102	102
0.747% due 04/25/2035 •		132	130
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036		50	48
Structured Adjustable Rate Mortgage Loan Trust 2.944% due 01/25/2035 ~		5	5
Structured Asset Mortgage Investments Trust 0.604% due 07/19/2035 •		19	18
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	1,016	1,387
WaMu Mortgage Pass-Through Certificates Trust 0.762% due 01/25/2045 •		$1,337	1,358

Total Non-Agency Mortgage-Backed Securities (Cost $5,142)			5,400

ASSET-BACKED SECURITIES 7.3%
Aames Mortgage Investment Trust 0.582% due 04/25/2036 •		93	92
ACE Securities Corp. Home Equity Loan Trust
0.582% due 06/25/2036 •		133	121
1.002% due 08/25/2035 •		150	150
1.902% due 06/25/2034 •		36	36
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		700	698
Apidos CLO 1.022% due 07/18/2029 •		700	700
Ares CLO Ltd. 0.990% due 01/15/2029 •		900	898
Argent Mortgage Loan Trust 0.582% due 05/25/2035 •		383	364
Argent Securities Trust 0.402% due 07/25/2036 •		296	283
Assurant CLO Ltd. 1.172% due 10/20/2031 •		600	599
Benefit Street Partners CLO Ltd.
1.074% due 10/15/2030 •		250	250
1.152% due 01/17/2032 •		100	100
Carlyle Global Market Strategies CLO Ltd. 1.105% due 08/14/2030 •		1,200	1,199
Catamaran CLO Ltd. 1.228% due 04/22/2030 •		597	595
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		717	721
Citigroup Mortgage Loan Trust, Inc. 0.538% due 11/25/2036 •		80	80
Countrywide Asset-Backed Certificates
0.242% due 05/25/2035 •		39	38
0.352% due 03/25/2037 •		600	584
Crestline Denali CLO Ltd. 1.264% due 10/23/2031 •		400	400
Elevation CLO Ltd. 1.080% due 10/25/2030 •		600	599
First Franklin Mortgage Loan Trust 0.807% due 11/25/2036 •		1,200	1,187
Fremont Home Loan Trust 0.237% due 10/25/2036 •		552	532

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

Gallatin CLO Ltd. 1.177% due 07/15/2031 •		300	300
GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •		600	599
KKR CLO Ltd. 1.062% due 07/18/2030 •		250	250
LCM LP 1.086% due 07/19/2027 •		800	800
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		422	320
Long Beach Mortgage Loan Trust 0.702% due 01/25/2036 •		1,345	1,310
Magnetite Ltd. 1.023% due 11/15/2028 •		600	599
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	201	230
Oaktree CLO Ltd.
1.238% due 04/22/2030 •		$250	250
3.038% due 10/20/2032 •		250	250
OCP CLO Ltd. 0.924% due 07/15/2027 •		2	2
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	500	564
Octagon Investment Partners Ltd. 1.156% due 02/14/2031 •		$300	300
OSD CLO Ltd. 0.877% due 04/17/2031 •		500	500
OZLM Ltd.
1.194% due 10/17/2029 •		400	400
1.232% due 10/20/2031 •		250	250
1.274% due 07/20/2032 •		400	400
Palmer Square CLO Ltd. 1.124% due 10/17/2031 •		100	100
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	400	456
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		$500	500
0.971% due 07/20/2029 •		1,500	1,499
Popular ABS Mortgage Pass-Through Trust 0.432% due 07/25/2036 •		125	124
Rad CLO Ltd. 1.321% due 07/24/2032 •		600	600
Saranac CLO Ltd. 1.259% due 08/13/2031 •		400	400
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	300	342
Sound Point CLO Ltd. 1.342% due 07/20/2032 •		$500	500
Stratus CLO Ltd. 1.164% due 12/29/2029 •		400	400
Structured Asset Securities Corp. Mortgage Loan Trust
0.672% due 10/25/2036 •		81	81
0.897% due 02/25/2036 •		100	97
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		250	250
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		500	501
TCW CLO Ltd. 1.124% due 04/25/2031 •		500	499
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		600	599
TICP CLO Ltd. 0.972% due 04/20/2028 •		144	144
Venture CLO Ltd.
1.004% due 07/15/2027 •		141	141
1.122% due 07/20/2030 •		500	499
1.304% due 07/30/2032 •		600	600
Vibrant CLO Ltd. 1.252% due 07/20/2032 •		300	300
Voya CLO Ltd. 1.124% due 10/15/2030 •		250	250
Wellfleet CLO Ltd. 1.022% due 07/20/2029 •		390	390

Total Asset-Backed Securities (Cost $26,242)			26,822

SOVEREIGN ISSUES 13.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		368	118
1.125% due 07/09/2035 þ		242	74
15.500% due 10/17/2026	ARS	1,490	3
34.191% (BADLARPP) due 10/04/2022 ~		2,500	6
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		4,288	21
Argentina Treasury Bond BONCER 1.400% due 03/25/2023		409	2

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		2,500	12
China Government International Bond
2.850% due 06/04/2027	CNY	58,900	9,339
3.280% due 12/03/2027		48,300	7,845
Colombian TES 6.250% due 11/26/2025	COP	25,900,000	6,133
Israel Government International Bond
0.750% due 07/31/2022	ILS	1,700	549
5.500% due 01/31/2022		200	65
Japan Government International Bond 0.100% due 09/20/2031	JPY	1,190,000	10,375
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,500	573
5.940% due 02/12/2029		5,700	1,466
8.200% due 08/12/2026		5,100	1,461
Provincia de Buenos Aires
37.922% due 04/12/2025	ARS	1,150	5
38.045% due 05/31/2022		1,380	7
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	1,040
Saudi Government International Bond 4.000% due 04/17/2025		1,580	1,705
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	101,500	7,055
United Kingdom Gilt 0.625% due 10/22/2050	GBP	1,200	1,428

Total Sovereign Issues (Cost $50,785)			49,282

		SHARES
COMMON STOCKS 8.6%
HEALTH CARE 0.7%
Arena Pharmaceuticals, Inc. (d)		15,627	1,452
Change Healthcare, Inc. (d)		55,665	1,190

			2,642

INDUSTRIALS 1.7%
ABB Ltd.		15,105	579
AMETEK, Inc.		4,251	625
Caterpillar, Inc.		2,732	565
Deere & Co.		1,562	536
Eaton Corp. PLC		3,562	616
Emerson Electric Co.		5,670	527
FANUC Corp.		2,262	479
Komatsu Ltd.		21,631	506
Kubota Corp.		24,764	550
MasTec, Inc. (d)		6,218	574
Mueller Water Products, Inc. 'A'		35,370	509

			6,066

INFORMATION TECHNOLOGY 4.7%
Advantest Corp.		3,200	303
Apple, Inc.		24,100	4,279
Applied Materials, Inc.		2,400	378
Chipbond Technology Corp.		79,888	193
Cirrus Logic, Inc. (d)		2,400	221
Elan Microelectronics Corp.		36,588	225
Flex Ltd. (d)		29,714	545
Globalwafers Co. Ltd.		10,354	332
Ibiden Co. Ltd.		3,300	196
Infineon Technologies AG		7,500	348
Intel Corp.		6,100	314
Lam Research Corp.		500	360
Lotes Co. Ltd.		9,821	270
Marvell Technology, Inc.		3,300	289
MediaTek, Inc.		5,956	256
Nanya Technology Corp.		89,592	253
Novatek Microelectronics Corp.		22,376	436
Nuance Communications, Inc. (d)		27,156	1,502
NXP Semiconductors NV		1,600	364
Realtek Semiconductor Corp.		10,695	224
Rogers Corp. (d)		5,338	1,457
Rohm Co. Ltd.		3,200	291
Samsung Electronics Co. Ltd.		5,100	336
Skyworks Solutions, Inc.		1,900	295
Taiwan Semiconductor Manufacturing Co. Ltd.		15,200	338
Teradyne, Inc.		2,700	442
Tokyo Electron Ltd.		600	346
Unimicron Technology Corp.		35,200	294

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

United Microelectronics Corp.	140,528	330
Vonage Holdings Corp. (d)	70,397	1,464
Win Semiconductors Corp.	18,052	244

		17,125

MATERIALS 1.2%
Freeport-McMoRan, Inc.	16,018	668
GCP Applied Technologies, Inc. (d)	45,175	1,430
Lundin Mining Corp.	74,593	583
Martin Marietta Materials, Inc.	1,531	675
Shin-Etsu Chemical Co. Ltd.	1,700	294
Vulcan Materials Co.	3,158	656

		4,306

UTILITIES 0.3%
PNM Resources, Inc.	25,926	1,182

Total Common Stocks (Cost $30,157)		31,321

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Bank of America Corp. 5.875% due 03/15/2028 •(h)	290,000	323
Nationwide Building Society 10.250% ~	3,636	942

Total Preferred Securities (Cost $998)		1,265

REAL ESTATE INVESTMENT TRUSTS 6.0%
REAL ESTATE 6.0%
Agree Realty Corp.	14,473	1,033
American Campus Communities, Inc.	8,035	460
American Tower Corp.	4,801	1,404
Apartment Income REIT Corp.	21,788	1,191
Duke Realty Corp.	31,177	2,047
Equinix, Inc.	692	585
Equity LifeStyle Properties, Inc.	10,659	934
Equity Residential	13,954	1,263
First Industrial Realty Trust, Inc.	17,467	1,156
Gaming and Leisure Properties, Inc.	16,967	826
Host Hotels & Resorts, Inc. (d)	47,599	828
Invitation Homes, Inc.	36,761	1,667
Life Storage, Inc.	3,658	560
Medical Properties Trust, Inc.	35,947	849
MGM Growth Properties LLC	38,128	1,558
Monmouth Real Estate Investment Corp.	70,062	1,472
SBA Communications Corp.	4,122	1,604
Simon Property Group, Inc.	7,993	1,277
Sun Communities, Inc.	4,891	1,027

Total Real Estate Investment Trusts (Cost $15,269)		21,741

SHORT-TERM INSTRUMENTS 12.7%
REPURCHASE AGREEMENTS (k) 0.2%		902

	PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%

42.739% due 04/29/2022 (f)(g)	ARS	12,845	56

ISRAEL TREASURY BILLS 0.5%
(0.050)% due 02/02/2022 - 12/07/2022 (e)(f)	ILS	5,300	1,705

JAPAN TREASURY BILLS 5.9%
(0.116)% due 02/14/2022 - 03/28/2022 (e)(f)	JPY	2,487,000	21,626

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. TREASURY BILLS 6.0%
0.051% due 02/03/2022 - 04/21/2022 (a)(e)(f)(n)	$21,912	21,909

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.056% due 03/22/2022 (f)(g)	500	500

Total Short-Term Instruments (Cost $46,892)		46,698

Total Investments in Securities (Cost $221,683)		226,995

	SHARES
INVESTMENTS IN AFFILIATES 31.9%
MUTUAL FUNDS 15.3% (i)
PIMCO Investment Grade Credit Bond Fund	668,456	7,146
PIMCO Mortgage Opportunities and Bond Fund	4,492,842	48,568

Total Mutual Funds (Cost $56,170)		55,714

SHORT-TERM INSTRUMENTS 16.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.6%
PIMCO Short Asset Portfolio	3,531,091	35,219
PIMCO Short-Term Floating NAV Portfolio III	2,619,478	25,456

Total Short-Term Instruments (Cost $61,139)		60,675

Total Investments in Affiliates (Cost $117,309)		116,389

Total Investments 94.0% (Cost $338,992)		$343,384
Financial Derivative Instruments (l)(m) (0.1)%(Cost or Premiums, net $324)		(183)
Other Assets and Liabilities, net 6.0%		21,943

Net Assets 100.0%		$365,144

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Institutional Class Shares of each Fund.
(j)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$470	U.S. Treasury Notes 1.250% due 03/31/2028	$(479)	$470	$470
SSB	0.000	12/31/2021	01/03/2022	432	U.S. Treasury Notes 1.875% due 06/30/2026(1)	(441)	432	432

Total Repurchase Agreements	$(920)	$902	$902

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$17,400	$(17,322)	$(17,309)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	5,300	(5,403)	(5,394)

Total Short Sales (6.2)%	$(22,725)	$(22,703)

(1)	Collateral is held in custody by the counterparty.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(22) at a weighted average interest rate of (0.080%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2022	1	$84	$(4)	$0	$(1)
Australia Government 3-Year Note March Futures	03/2022	34	2,824	2	0	(7)
Australia Government 10-Year Bond March Futures	03/2022	5	506	(1)	0	(5)
Canada Government 10-Year Bond March Futures	03/2022	25	2,819	54	5	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

Cocoa March Futures	03/2022	4	101	(1)	0	(2)
Copper March Futures	03/2022	3	335	3	5	0
Cotton No. 2 July Futures	07/2022	2	108	3	0	0
Cotton No. 2 March Futures	03/2022	1	56	(1)	0	(1)
DAX Index March Futures	03/2022	11	4,964	75	7	0
E-mini NASDAQ 100 Index March Futures	03/2022	4	1,306	10	0	(9)
E-Mini Russell 2000 Index March Futures	03/2022	90	10,093	167	0	(18)
E-mini S&P 500 Index March Futures	03/2022	602	143,231	2,538	0	(414)
Euro-BTP Italy Government Bond March Futures	03/2022	17	2,845	(40)	0	(4)
Euro-Bund 10-Year Bond March Futures	03/2022	33	6,438	(38)	0	(5)
Euro-OAT France Government 10-Year Bond March Futures	03/2022	20	3,715	(72)	0	(3)
FTSE 100 Index March Futures	03/2022	13	1,289	16	0	(7)
FTSE/MIB Index March Futures	03/2022	1	155	4	0	0
Gas Oil June Futures	06/2022	1	65	6	0	(1)
Gold 100 oz. April Futures	04/2022	1	183	2	1	0
Hang Seng Index January Futures	01/2022	2	301	1	5	0
Hard Red Winter Wheat July Futures	07/2022	2	80	(1)	0	(1)
IBEX 35 Index January Futures	01/2022	1	99	5	1	0
Iron Ore March Futures	03/2022	1	12	3	0	0
Lead March Futures	03/2022	2	116	1	1	0
Live Cattle April Futures	04/2022	4	232	3	0	0
Mini MSCI Emerging Markets Index March Futures	03/2022	412	25,262	52	0	(144)
New York Harbor June Futures	05/2022	2	190	14	0	(5)
Nickel March Futures	03/2022	2	250	10	10	0
Nikkei 225 Yen-denominated March Futures	03/2022	90	11,276	(1)	12	(67)
S&P/Toronto Stock Exchange 60 March Futures	03/2022	34	6,886	123	0	(27)
Soybean March Futures	03/2022	5	335	25	0	0
Soybean Meal July Futures	07/2022	1	40	(1)	0	0
Soybean Meal March Futures	03/2022	17	678	95	0	(8)
SPI 200 Index March Futures	03/2022	76	10,156	81	28	(122)
STOXX Europe 600 Price Index March Futures	03/2022	881	24,398	747	45	0
Topix Index March Futures	03/2022	69	11,949	308	0	(30)
U.S. Treasury 2-Year Note March Futures	03/2022	103	22,472	(46)	5	0
U.S. Treasury 10-Year Note March Futures	03/2022	145	18,918	(14)	9	0
U.S. Treasury 30-Year Bond March Futures	03/2022	6	963	1	3	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	44	8,674	119	67	0
United Kingdom Long Gilt March Futures	03/2022	6	1,014	3	14	0
WTI Crude June Futures	05/2022	1	73	3	0	(2)
Zinc March Futures	03/2022	2	177	12	12	0

$4,266	$230	$(883)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum March Futures	03/2022	2	$(140)	$(3)	$0	$(3)
Arabica Coffee March Futures	03/2022	3	(254)	(21)	3	0
CAC 40 Index January Futures	01/2022	1	(81)	(3)	0	0
Cocoa July Futures	07/2022	1	(26)	(1)	0	0
Corn March Futures	03/2022	27	(801)	(55)	4	0
Euro-Bobl March Futures	03/2022	10	(1,517)	12	0	0
Hard Red Winter Wheat March Futures	03/2022	3	(120)	(2)	2	0
Lean Hogs April Futures	04/2022	8	(278)	(6)	4	0
Natural Gas July Futures	06/2022	1	(36)	1	0	(1)
Natural Gas March Futures	02/2022	7	(249)	24	0	(8)
OMX Stockholm 30 Index January Futures	01/2022	1	(27)	(1)	0	0
Platinum April Futures	04/2022	1	(48)	(2)	0	0
Silver March Futures	03/2022	1	(117)	(8)	0	(1)
Soybean Oil July Futures	07/2022	2	(68)	(4)	0	(1)
Soybean Oil March Futures	03/2022	3	(102)	2	0	(1)
Sugar No. 11 July Futures	06/2022	1	(21)	0	0	0
Sugar No. 11 March Futures	02/2022	7	(148)	5	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2022	571	(69,078)	35	0	(40)
Wheat July Futures	07/2022	1	(38)	1	0	0
Wheat March Futures	03/2022	8	(308)	1	4	0

$(25)	$17	$(56)

Total Futures Contracts	$4,241	$247	$(939)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Motors Co.	5.000%	Quarterly	12/20/2026	0.975%	$200	$38	$1	$39	$0	$0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 36 5-Year Index	(5.000)%	Quarterly		12/20/2026	EUR	100	$(14)	$0	$(14)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly		12/20/2026		$2,800	$68	$2	$70	$1	$0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026	EUR	200	6	0	6	0	0

							$74	$2	$76	$1	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	03/16/2024	GBP	42,700	$(916)	$(105)	$(1,021)	$18	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		45,500	1,622	98	1,720	0	(149)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		1,000	(26)	(1)	(27)	7	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		4,600	(27)	(108)	(135)	118	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	308,200	44	(28)	16	1	(3)
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	MISSING	03/17/2026		138,700	(16)	9	(7)	0	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026		267,600	(22)	26	4	0	(4)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2044	JPY	353,000	9	(3)	6	0	(21)
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	0.750	Semi-Annual	09/15/2026	SGD	7,400	4	(121)	(117)	0	(8)
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026		8,700	(8)	8	0	0	(10)
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$38,600	(448)	(33)	(481)	0	(6)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	03/16/2027		22,800	173	17	190	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		16,300	(116)	(74)	(190)	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	03/16/2032		19,900	336	(47)	289	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		8,500	42	76	118	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	03/16/2052		6,100	(341)	(88)	(429)	0	(31)
Receive(6)	1-Year BRL-CDI	11.575	Maturity	01/04/2027	BRL	28,800	(39)	(123)	(162)	6	0
Pay(6)	3-Month CAD-Bank Bill	1.000	Semi-Annual	03/16/2024	CAD	20,700	(264)	35	(229)	4	0
Pay(6)	3-Month CAD-Bank Bill	1.750	Semi-Annual	03/16/2027		17,300	(238)	160	(78)	20	0
Receive(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	03/16/2032		14,800	225	(218)	7	0	(19)
Pay(6)	3-Month CAD-Bank Bill	2.500	Semi-Annual	03/16/2052		600	24	19	43	3	0
Receive(6)	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026	CNY	15,800	(2)	(46)	(48)	2	0
Receive(6)	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026		6,700	7	(14)	(7)	1	0
Receive(6)	3-Month COP-IBR Compounded-OIS	4.680	Quarterly	11/26/2025	COP	21,800,000	0	253	253	0	(5)
Pay(6)	3-Month COP-IBR Compounded-OIS	5.720	Quarterly	11/26/2025		11,300,000	0	(26)	(26)	3	0
Receive(6)	3-Month COP-IBR Compounded-OIS	5.940	Quarterly	11/26/2025		13,800,000	0	5	5	0	(3)
Pay(6)	3-Month COP-IBR Compounded-OIS	3.475	Quarterly	02/19/2026		5,610,800	(93)	(40)	(133)	1	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

Receive(6)	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		9,600,000	0	114	114	0	(2)
Pay(6)	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		9,400,000	0	(14)	(14)	2	0
Pay(6)	3-Month ILS-TELBOR	0.970	Annual	10/25/2026	ILS	8,100	0	34	34	0	(3)
Pay	3-Month KRW-KORIBOR	0.000	MISSING	12/16/2025	KRW	3,002,800	60	27	87	0	0
Receive	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025		3,002,800	(32)	(55)	(87)	1	(1)
Receive(6)	3-Month KRW-KORIBOR	1.299	Quarterly	03/17/2026		1,931,800	17	18	35	0	(1)
Pay(6)	3-Month KRW-KORIBOR	1.268	Quarterly	03/17/2031		1,951,100	(25)	(55)	(80)	3	0
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		$4,100	(192)	189	(3)	1	0
Pay(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		7,300	378	100	478	32	0
Pay(6)	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	73,500	11	86	97	9	0
Receive(6)	6-Month CLP-CHILIBOR	3.860	Semi-Annual	08/26/2026	CLP	4,446,400	386	(95)	291	0	(13)
Receive(6)	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026	CZK	241,600	504	311	815	33	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	62,900	315	90	405	13	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		1,000	(9)	(10)	(19)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		30,000	266	(584)	(318)	0	(28)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		4,400	(309)	291	(18)	4	0
Receive(6)	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	1,519,100	92	99	191	15	0
Receive(6)	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	13,500	0	97	97	1	0
Pay(6)	28-Day MXN-TIIE	6.510	Lunar	06/17/2026		33,600	0	(56)	(56)	0	0
Pay(6)	28-Day MXN-TIIE	6.810	Lunar	09/18/2026		8,700	0	(10)	(10)	0	0

							$1,392	$208	$1,600	$312	$(320)

Total Swap Agreements							$1,490	$211	$1,701	$313	$(320)

Cash of $18,666 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $19 and liability of $(20) for closed futures is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		AUD	2,938		$2,094		$0		$(44)
		01/2022		CNY	14,950		2,321		0		(29)
		01/2022		CZK	496		23		0		0
		01/2022		EUR	4,045		4,561		0		(45)
		01/2022		GBP	102		135		0		(3)
		01/2022		RUB	12,775		172		2		0
		01/2022		TWD	1,449		53		0		0
		01/2022			$1,812		AUD	2,531	30		0
		01/2022			2,434		MXN	50,664	37		0
		02/2022		CLP	331,315		$393		6		0
		02/2022			$176		ILS	547	0		0
		02/2022			33		INR	2,483	1		0
		02/2022			10		PLN	40	0		(1)
		03/2022		MXN	59,658		$2,838		0		(44)
		03/2022			$2,137		MXN	44,378	2		0
		03/2022			314		PEN	1,286	7		0
		03/2022			33		SGD	45	1		0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

	04/2022	DKK	12,604		$1,991	58	0
	05/2022		$403	CLP	346,354	0	(6)
	11/2022	ZAR	7,530		$474	21	0
BPS	01/2022	CLP	11,285		13	0	0
	01/2022	CNH	5,728		896	0	(4)
	01/2022	ILS	106		33	0	0
	01/2022	JPY	152,300		1,345	21	0
	01/2022	MXN	50,664		2,474	3	0
	01/2022		$550	AUD	772	11	0
	01/2022		8	CLP	6,872	0	0
	01/2022		2,443	EUR	2,158	14	0
	01/2022		918	JPY	104,000	0	(14)
	02/2022	CLP	6,872		$8	0	0
	02/2022		$18	HUF	5,842	0	0
	02/2022		58	INR	4,367	1	0
	02/2022		13	PLN	55	0	0
	02/2022		370	ZAR	5,915	0	(1)
	05/2022	ZAR	15,960		$996	13	0
	08/2022		25,441		1,593	44	0
	10/2022	PEN	7,971		1,953	0	(5)
	11/2022	ZAR	15,157		946	33	0
BRC	01/2022		$106	CZK	2,349	2	0
	01/2022		849	SEK	7,695	2	0
	02/2022		850		7,693	2	0
	11/2022	ZAR	4,980		$310	10	0
CBK	01/2022	CLP	56,830		66	0	(1)
	01/2022	CZK	8,433		382	0	(3)
	01/2022	ILS	106		34	0	0
	01/2022	NZD	1,406		953	0	(9)
	01/2022	RUB	60,314		811	9	0
	01/2022		$1,575	RUB	117,585	0	(11)
	02/2022	CLP	240,192		$285	4	0
	02/2022	COP	15,577,920		3,982	164	0
	02/2022	ILS	600		191	0	(2)
	02/2022	PEN	19,358		4,742	0	(99)
	02/2022		$18	PLN	70	0	0
	02/2022		384	ZAR	6,220	3	0
	03/2022	ILS	300		$96	0	(1)
	03/2022	PEN	2,716		655	0	(22)
	03/2022		$4,390	PEN	16,170	0	(357)
	04/2022	DKK	5,789		$914	26	0
	04/2022	PEN	2,453		611	1	0
	04/2022		$379	DKK	2,430	0	(6)
	04/2022		781	MXN	16,950	31	0
	05/2022	ZAR	7,125		$439	0	0
	06/2022	ILS	2,787		860	0	(38)
	08/2022		1,764		544	0	(26)
	10/2022		100		32	0	0
	12/2022		1,200		386	0	(4)
DUB	01/2022	CZK	1,183		54	0	(1)
	02/2022	ILS	100		32	0	0
	02/2022	RUB	3,380		46	1	0
	02/2022		$1,136	HUF	364,105	0	(18)
	02/2022		55	INR	4,140	1	0
GLM	01/2022	BRL	7,395		$1,325	0	(3)
	01/2022	RUB	1,230		17	1	0
	01/2022		$1,321	BRL	7,395	7	0
	01/2022		737	JPY	83,500	0	(11)
	02/2022	JPY	575,000		$5,048	48	0
	02/2022		$48	HUF	15,609	0	0
	02/2022	ZAR	13,450		$872	33	0
	03/2022	RUB	3,692		49	0	0
	03/2022		$187	MYR	797	4	0
	11/2022	ZAR	7,974		$497	17	0
HUS	01/2022	AUD	615		434	0	(13)
	01/2022	CLP	211,360		244	0	(3)
	01/2022	GBP	2,488		3,315	0	(53)
	01/2022	TWD	18,271		658	0	(2)
	01/2022		$490	CNH	3,125	1	0
	01/2022		255	CZK	5,631	2	0
	01/2022		749	TWD	20,831	3	0
	02/2022	COP	8,934,307		$2,352	162	0
	02/2022	RUB	8,236		114	4	0
	03/2022		8,967		119	1	0
	03/2022		$106	SGD	145	2	0
	04/2022		359	DKK	2,300	0	(7)
JPM	01/2022	CNY	55,138		$8,559	0	(107)
	02/2022		$132	INR	10,000	2	0
	03/2022	KRW	382,742		$324	2	0
	03/2022		$2,139	HKD	16,664	0	(1)
	03/2022		136	SGD	187	2	0
	12/2022	ILS	200		$65	0	0
MYI	01/2022	BRL	1,274		223	0	(6)
	01/2022		$3,557	AUD	4,927	28	0
	01/2022		228	BRL	1,274	0	0
	01/2022		240	CZK	5,293	2	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

02/2022	222	BRL	1,274	6	0
04/2022	DKK	37,643	$5,941	168	0
RBC	01/2022	CAD	414	324	0	(4)
01/2022	JPY	1,200,700	10,501	63	0
01/2022	$107	CZK	2,367	1	0
02/2022	COP	4,149,028	$1,041	24	0
SCX	01/2022	CNY	41,038	6,413	0	(38)
01/2022	$22,604	EUR	20,046	219	0
01/2022	10,231	JPY	1,160,749	0	(140)
02/2022	20,663	EUR	18,159	24	0
02/2022	10,083	JPY	1,160,850	11	0
03/2022	JPY	1,912,000	$16,771	137	0
05/2022	ZAR	13,648	846	5	0
SSB	01/2022	BRL	6,120	1,089	0	(10)
TOR	01/2022	CAD	8,609	6,816	10	0
01/2022	CNH	13,792	2,159	0	(8)
01/2022	MXN	1,424	69	0	0
01/2022	$818	AUD	1,142	13	0
01/2022	6,769	CAD	8,678	92	0
01/2022	909	CZK	19,904	1	0
02/2022	6,816	CAD	8,609	0	(10)
UAG	01/2022	RUB	377	$5	0	0
01/2022	$2,213	CHF	2,042	28	0
01/2022	261	CLP	226,212	4	0
02/2022	CLP	226,212	$260	0	(4)
03/2022	RUB	11,237	149	1	0
11/2022	ZAR	17,630	1,124	62	0

Total Forward Foreign Currency Contracts	$1,751	$(1,214)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus MXN	MXN	19.700	06/14/2022	4,600	$80	$26

Total Purchased Options	$80	$26

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus MXN	MXN	18.200	06/14/2022	4,600	$(17)	$(2)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(32)

Total Written Options	$(325)	$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(47)	$60	$13	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,394	(534)	602	68	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	294	59	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	105	24	0

$(897)	$1,061	$164	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	09/15/2026	MYR	17,500	$13	$(40)	$0	$(27)
Pay	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026	16,400	(40)	9	0	(31)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

GLM	Pay	3-Month MYR-KLIBOR	2.750	Quarterly	09/15/2026	MYR	9,800	9	(24)	0	(15)
MYC	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	THB	78,800	(6)	(7)	0	(13)

$(24)	$(62)	$0	$(86)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	NDUEACWF Index	8,753	0.000% (3-Month USD-LIBOR less a specified spread)	Quarterly	03/02/2022	$3,405	$0	$3	$3	$0
Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.213% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	100	0	(1)	0	(1)
FBF	Pay	Swiss Market Index	10	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/18/2022	CHF	126	0	(2)	0	(2)
JPM	Pay	NDUEACWF Index	67,491	0.190% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/07/2022	$26,257	0	51	51	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	100	0	2	2	0
SOG	Pay	DWRTFT Index	339	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/06/2022	5,047	0	2	2	0
Pay	DWRTFT Index	825	0.484% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	12,281	0	5	5	0

$0	$60	$63	$(3)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Apple, Inc.	24,100	1.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$4,124	$0	$(150)	$0	$(150)

Total Swap Agreements	$(921)	$909	$227	$(239)

(n)

Securities with an aggregate market value of $2,161 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,105	$299	$1,404
Corporate Bonds & Notes
Banking & Finance	0	20,765	0	20,765
Industrials	0	12,611	0	12,611
Utilities	0	2,128	0	2,128
Convertible Bonds & Notes
Industrials	0	634	0	634
U.S. Government Agencies	0	4,462	0	4,462
U.S. Treasury Obligations	0	2,462	0	2,462
Non-Agency Mortgage-Backed Securities	0	5,400	0	5,400
Asset-Backed Securities	0	26,822	0	26,822
Sovereign Issues	0	49,282	0	49,282
Common Stocks
Health Care	2,642	0	0	2,642
Industrials	6,066	0	0	6,066
Information Technology	17,125	0	0	17,125
Materials	4,306	0	0	4,306
Utilities	1,182	0	0	1,182
Preferred Securities
Banking & Finance	0	1,265	0	1,265
Real Estate Investment Trusts
Real Estate	21,741	0	0	21,741
Short-Term Instruments
Repurchase Agreements	0	902	0	902
Argentina Treasury Bills	0	57	0	57
Israel Treasury Bills	0	1,705	0	1,705
Japan Treasury Bills	0	21,626	0	21,626
U.S. Treasury Bills	0	21,909	0	21,909
U.S. Treasury Cash Management Bills	0	500	0	500

	$53,062	$173,635	$299	$226,996
Investments in Affiliates, at Value
Mutual Funds	55,713	0	0	55,713
Short-Term Instruments
Central Funds Used for Cash Management Purposes	60,675	0	0	60,675

	$116,389	$0	$0	$116,389

Total Investments	$169,450	$173,635	$299	$343,384

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,703)	$0	$(22,703)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	163	397	0	560
Over the counter	0	2,004	0	2,004

	$163	$2,401	$0	$2,564
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(899)	(360)	0	(1,259)
Over the counter	0	(1,487)	0	(1,487)

	$(899)	$(1,847)	$0	$(2,746)

Total Financial Derivative Instruments	$(736)	$554	$0	$(182)

Totals	$168,714	$151,486	$299	$320,499

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 231.4% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 1.074% (US0003M + 0.860%) due 07/03/2033 ~	$157	$156

Total Corporate Bonds & Notes (Cost $126)		156

U.S. GOVERNMENT AGENCIES 218.1%
Fannie Mae
0.200% due 02/25/2043 •(a)	496	4
0.386% due 06/25/2048 •	17,060	17,101
0.552% due 02/25/2049 •	472	476
0.802% due 10/25/2037 •	1,074	1,102
0.886% due 05/25/2050 •	44,084	44,499
1.432% due 10/25/2046 ~(a)	109	5
1.437% due 04/25/2046 ~(a)	312	18
1.491% due 07/25/2044 ~(a)	444	22
1.524% due 07/25/2052 ~(a)	351	15
1.546% due 03/25/2045 ~(a)	733	35
1.549% due 01/25/2045 ~(a)	314	16
1.614% due 08/25/2024 ~	43	43
1.670% due 08/25/2055 ~(a)	336	18
1.682% due 07/25/2044 ~(a)	369	17
1.704% due 04/25/2055 ~(a)	561	29
1.729% due 08/25/2054 ~(a)	502	33
1.772% due 08/25/2044 ~(a)	250	14
1.884% due 09/25/2045 ~(a)	362	18
1.893% due 07/25/2045 ~(a)	1,367	76
2.024% due 05/01/2038 •	1,183	1,244
2.165% due 02/01/2042 •	225	237
2.206% due 09/01/2041 •	384	411
2.251% due 01/25/2031 ~(a)	600	78
2.292% due 10/01/2037 •	2,083	2,223
2.329% due 01/01/2036 •	349	371
2.403% due 05/01/2035 •	171	181
2.840% due 07/01/2028	1,952	2,079
2.861% due 12/25/2040 ~	515	543
3.000% due 09/25/2039 - 12/25/2048 (a)	2,527	161
3.000% due 03/25/2043 - 05/01/2058	4,967	5,218
3.037% due 10/25/2040 ~	633	655
3.111% due 01/01/2048 •	5,996	6,203
3.260% due 04/25/2042 ~	433	446
3.332% due 05/25/2042 ~	1,312	1,370
3.500% due 08/01/2032 - 01/01/2059	15,962	17,292
3.500% due 08/25/2043 - 04/25/2046 (a)	311	26
3.515% due 08/01/2049 •	1,727	1,796
3.527% due 05/25/2042 ~	754	769
3.575% due 02/01/2026	1,000	1,043
3.582% due 10/25/2042 •	115	117
3.750% due 02/01/2029	3,776	4,241
3.789% due 03/25/2042 ~	990	1,010
3.793% due 11/25/2031 ~	2,767	2,914
3.797% due 01/25/2042 ~	1,750	1,812
3.820% due 01/01/2029	788	889
4.000% due 06/01/2033 - 07/01/2034	1,372	1,475
4.000% due 06/25/2044 (a)	72	6
4.500% due 09/01/2028 - 09/01/2048	860	906
4.901% due 11/25/2040 •(a)	3,666	463
5.000% due 01/01/2033 - 10/01/2036	34	34
5.320% due 10/01/2043	204	241
5.500% due 12/01/2032 - 10/01/2038	155	161
5.898% due 11/25/2049 •(a)	403	75
5.948% due 08/25/2049 •(a)	4,193	771
6.000% due 04/01/2032 - 10/01/2048	138	148
6.048% due 08/25/2042 •(a)	765	101
6.098% due 11/25/2044 - 06/25/2048 •(a)	7,069	1,194
6.500% due 09/01/2036	35	35
6.500% due 04/25/2038 (a)	70	17
7.940% due 06/25/2043 •(a)	1,234	163
9.102% due 10/25/2045 •	283	286
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	6,847	5,999

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

0.436% due 10/15/2037 - 04/15/2038 •	2,315	2,321
0.610% due 06/15/2042 •	915	928
0.652% due 01/25/2050 •	235	238
0.934% due 11/25/2022 ~(a)	6,742	43
1.000% due 01/15/2041 - 08/15/2044	12,757	12,496
1.240% due 10/15/2037 ~(a)	108	4
1.250% due 12/15/2044	11,565	11,325
1.345% due 10/15/2037 ~(a)	43	2
1.553% due 05/15/2037 ~(a)	85	4
1.656% due 10/15/2041 ~(a)	200	9
1.763% due 08/15/2041 ~(a)	92	4
1.788% due 03/15/2037 ~(a)	108	6
1.837% due 08/15/2036 ~(a)	179	8
1.840% due 11/15/2038 ~(a)	296	14
1.844% due 02/15/2038 ~(a)	197	9
1.968% due 11/15/2036 ~(a)	283	17
2.011% due 11/01/2036 •	397	418
2.030% due 06/15/2038 ~(a)	214	13
2.085% due 10/01/2039 •	1,195	1,257
2.120% due 11/01/2041 •	1,024	1,079
2.279% due 09/01/2034 •	731	781
2.500% due 08/15/2027 - 01/15/2040 (a)	1,295	44
2.575% due 05/01/2031 •	5	5
2.700% due 08/01/2023	2,485	2,485
3.000% due 11/15/2027 - 06/25/2050 (a)	36,747	4,596
3.000% due 07/01/2043 - 12/25/2046	6,272	6,367
3.254% due 04/25/2023 ~	177	178
3.500% due 01/15/2043 - 08/15/2045 (a)	1,330	158
3.500% due 12/25/2046 - 03/01/2049	4,219	4,336
3.526% due 07/25/2033 ~	808	847
3.608% due 01/01/2050 •	1,546	1,593
4.000% due 07/15/2034 - 11/15/2042 (a)	1,763	211
4.000% due 04/01/2041 - 01/01/2049	14,173	15,454
4.500% due 04/15/2022 - 12/15/2024 (a)	1	0
4.500% due 04/01/2025 - 11/01/2048	1,312	1,429
5.000% due 07/01/2033 - 03/01/2049	2,293	2,557
5.500% due 09/01/2034 - 03/01/2041	151	166
6.000% due 08/01/2023	3	3
7.500% due 08/15/2029 (a)	2	0
7.640% due 02/15/2027 •(a)	456	47
11.707% due 10/15/2035 •	392	457
12.002% due 05/15/2035 •	558	657
15.603% due 05/15/2041 •	3,527	4,509
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	3,408	3,218
0.000% due 10/16/2042 - 01/16/2052 ~(a)	7,121	0
0.015% due 08/16/2052 ~(a)	6,409	0
0.228% due 11/16/2043 ~(a)	2,336	4
0.399% due 11/20/2036 •	16,355	16,385
0.404% due 08/20/2043 •	2,857	2,866
0.449% due 06/20/2036 •	11,593	11,625
0.499% due 04/20/2046 •	11,607	11,616
0.554% due 02/20/2049 •	2,065	2,080
0.661% due 09/20/2062 •	5	5
0.731% due 09/20/2066 •	4,999	5,044
0.741% due 12/20/2065 •	25,070	25,294
0.761% due 08/20/2061 - 11/20/2065 •	4,419	4,460
0.773% due 02/20/2060 •	4,847	4,868
0.781% due 03/20/2062 - 10/20/2065 •	1,800	1,815
0.801% due 09/20/2063 •	2,104	2,114
0.831% due 10/20/2061 - 09/20/2065 •	5,045	5,100
0.881% due 05/20/2066 - 06/20/2066 •	5,954	6,031
0.976% due 03/20/2058 •	2,317	2,346
1.102% due 05/20/2061 •	895	909
1.138% due 05/20/2061 •	1,712	1,737
1.154% due 07/20/2070 - 08/20/2070 •	121,763	126,720
1.250% due 12/20/2050	18,697	18,364
1.299% due 09/20/2045 ~(a)	540	14
1.354% due 09/20/2070 - 01/20/2071 •	88,667	93,186
1.361% due 08/20/2045 ~(a)	199	6
1.381% due 09/20/2063 •	1,221	1,237
1.383% due 11/20/2045 ~(a)	380	15
1.423% due 12/20/2045 ~(a)	199	7
1.439% due 06/20/2042 ~(a)	375	16
1.489% due 06/20/2042 ~(a)	347	13
1.523% due 06/20/2043 ~(a)	341	14
1.625% due 08/20/2045 •	208	215
1.841% due 04/20/2061 •	2,342	2,406
1.875% due 06/20/2038 •	51	53
2.000% due 02/20/2030 - 01/20/2034 •	183	186
2.000% due 07/20/2035 - 02/20/2036	15,731	16,123
2.000% due 12/20/2035 (f)	18,145	18,605
2.166% due 12/20/2070 •	11,706	12,530
2.500% due 09/20/2027 (a)	1,463	74
2.500% due 06/15/2043 - 11/20/2050	28,502	29,371
2.500% due 03/20/2051 (f)	68,981	71,105

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

3.000% due 11/20/2026 - 05/20/2050	39,774	41,421
3.000% due 01/20/2029 - 02/20/2043 (a)	2,373	165
3.000% due 02/20/2050 (f)	13,107	13,839
3.150% due 11/15/2042 - 12/20/2042	537	557
3.250% due 05/15/2042	691	724
3.500% due 11/20/2034 - 12/20/2051	154,007	162,877
3.500% due 08/20/2042 - 09/20/2046 (a)	1,128	132
3.500% due 07/20/2051 - 10/20/2051 (f)	62,872	65,919
3.740% due 04/20/2042	30	31
3.750% due 06/20/2045 - 12/20/2045	3,004	3,257
3.896% due 05/20/2043 •	505	505
4.000% due 04/15/2025 - 07/20/2051	49,658	53,377
4.000% due 10/20/2043 (a)	81	7
4.000% due 05/20/2049 - 04/20/2050 (f)	54,645	57,655
4.050% due 04/15/2040 - 12/15/2040	1,341	1,436
4.322% due 01/20/2031 ~	2,111	2,227
4.500% due 04/15/2030 - 05/20/2050	64,054	69,277
4.790% due 02/20/2040	114	120
4.875% due 08/15/2039 - 10/15/2040	261	293
5.000% due 12/20/2032 - 11/20/2049	11,378	12,459
5.250% due 05/15/2033 - 08/20/2039	478	526
5.270% due 06/15/2034	185	208
5.380% due 08/15/2034	66	74
5.475% due 06/15/2035	134	151
5.500% due 05/15/2023 - 05/20/2049	7,738	8,666
5.520% due 06/15/2034 - 02/15/2035	212	234
5.530% due 05/15/2035	109	120
5.570% due 03/15/2035	78	85
5.680% due 12/15/2034	142	157
5.720% due 12/15/2034	58	64
5.750% due 09/15/2033	9	9
5.820% due 04/15/2034 - 12/15/2034	156	171
5.870% due 10/15/2034	63	70
5.875% due 10/15/2033	130	144
5.930% due 10/15/2034	97	107
5.946% due 09/20/2049 •(a)	2,655	443
5.970% due 08/15/2034	60	66
6.000% due 05/15/2023 - 04/20/2048	7,437	8,435
6.020% due 01/15/2034	71	78
6.075% due 01/15/2034	147	162
6.250% due 01/15/2029 - 03/15/2029	29	32
6.500% due 09/15/2023 - 08/20/2048	1,621	1,787
6.700% due 07/20/2026	14	14
6.940% due 11/20/2022	1	1
7.000% due 11/15/2022 - 12/20/2038	948	1,009
7.150% due 01/15/2023	1	1
7.250% due 12/15/2025 - 11/15/2027	4	4
7.500% due 04/15/2022 - 10/15/2035	342	358
7.750% due 09/15/2026 - 10/15/2026	3	3
8.000% due 11/15/2022 - 07/15/2031	215	224
8.500% due 12/15/2022 - 03/20/2025	1	1
9.102% due 09/20/2045 •	519	543
Ginnie Mae, TBA
2.000% due 01/01/2052 - 02/01/2052	218,400	220,167
2.500% due 02/01/2052	277,900	283,990
3.000% due 01/01/2052 - 02/01/2052	306,050	316,117
3.500% due 01/01/2052	75,450	78,568
3.500% due 02/01/2052	176,100	183,240
4.000% due 01/01/2052 - 02/01/2052	140,250	147,724
4.500% due 01/01/2052	154,220	162,906
5.000% due 01/01/2052	7,000	7,877
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	562	546
2.000% due 07/01/2028 - 04/01/2036	7,473	7,677
2.500% due 01/01/2028 - 04/01/2051	39,663	40,852
2.500% due 10/01/2040 (f)	23,834	24,555
3.000% due 04/01/2031 - 05/01/2051	64,963	68,285
3.000% due 02/01/2050 - 05/01/2051 (f)	164,804	173,062
3.500% due 05/01/2024 - 05/01/2050	45,350	48,634
3.500% due 02/01/2050 - 05/01/2050 (f)	5,830	6,195
4.000% due 05/01/2033 - 10/01/2049	38,593	41,819
4.000% due 10/01/2048 (f)	13,223	14,215
4.500% due 01/01/2026 - 03/01/2050	13,771	14,921
5.000% due 04/01/2027 - 03/01/2049	267	292
5.500% due 02/01/2027 - 11/01/2039	144	164
6.000% due 07/01/2036 - 11/01/2040	1,303	1,513
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2037 - 01/01/2052	32,200	31,689
2.000% due 01/01/2052 - 02/01/2052	20,000	19,895
2.500% due 01/01/2052	29,900	30,507
3.500% due 01/01/2037	5,000	5,263

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

4.000% due 01/01/2037	11,200	11,762

Total U.S. Government Agencies (Cost $3,160,828)		3,156,457

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
1.375% due 10/31/2028 (i)	11,500	11,457

Total U.S. Treasury Obligations (Cost $11,424)		11,457

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
AREIT Trust 2.784% due 04/15/2037 •	1,513	1,515
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~	1,019	857
Credit Suisse First Boston Mortgage Securities Corp. 0.593% due 03/25/2032 ~	7	7
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,427	1,438
4.786% due 05/27/2053 ~	1,613	1,742
GCAT LLC 2.981% due 09/25/2025 þ	1,286	1,296
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	2,111	2,116
2.500% due 02/25/2052 ~	4,653	4,683
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	5,700	6,029
JP Morgan Mortgage Trust
1.002% due 12/25/2049 •	1,932	1,941
3.000% due 05/25/2052 «~	24,800	24,718
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	2,237	2,370
3.498% due 10/25/2041 «	2,097	2,190
4.250% due 09/29/2046 «	4,374	4,790
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	6,703	6,887
3.508% due 11/24/2042 «•	3,169	3,288
MFA Trust 1.381% due 04/25/2065 ~	6,496	6,477
Mortgage Equity Conversion Asset Trust
0.780% due 02/25/2042 •	4,893	4,524
0.780% due 05/25/2042 •	14,224	13,775
Structured Asset Mortgage Investments Trust 0.764% due 09/19/2032 •	9	9
UBS-Barclays Commercial Mortgage Trust 1.087% due 04/10/2046 ~(a)	23,462	192
Wells Fargo Commercial Mortgage Trust 1.722% due 10/15/2045 ~(a)	8,338	57

Total Non-Agency Mortgage-Backed Securities (Cost $88,595)		90,901

ASSET-BACKED SECURITIES 5.8%
Anchorage Capital CLO Ltd. 1.174% due 07/15/2030 •	5,900	5,899
Arbor Realty Commercial Real Estate Notes Ltd. 1.440% due 11/15/2036 •	10,000	10,020
Atlas Senior Loan Fund Ltd. 0.988% due 11/17/2027 •	1,373	1,373
Centex Home Equity Loan Trust 0.402% due 01/25/2032 •	9	9
Home Equity Asset Trust 0.702% due 11/25/2032 •	3	2
Marathon CLO Ltd. 1.274% due 04/15/2029 •	3,132	3,136
Marble Point CLO Ltd. 1.164% due 10/15/2030 •	5,800	5,800
MKS CLO Ltd. 1.132% due 07/20/2030 •	2,400	2,401
Ocean Trails CLO 0.924% due 07/15/2028 •	1,635	1,635
Sound Point CLO Ltd.
1.104% due 07/25/2030 •	10,800	10,807
1.182% due 10/20/2028 •	7,811	7,813
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •	4,153	4,155
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	3,160	3,143
2.710% due 01/25/2060 ~	2,785	2,831
Tralee CLO Ltd. 1.452% due 07/20/2029 •	3,612	3,617
Venture CLO Ltd.
1.032% due 10/20/2028 •	3,440	3,441
1.146% due 09/07/2030 •	6,200	6,196
1.232% due 01/20/2029 •	8,100	8,102

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Wellfleet CLO Ltd. 1.022% due 04/20/2029 •	3,248	3,247

Total Asset-Backed Securities (Cost $83,728)		83,627

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.3%		4,215

U.S. TREASURY BILLS 0.1%
0.043% due 02/17/2022 - 03/24/2022 (c)(d)(f)(i)	1,811	1,811

Total Short-Term Instruments (Cost $6,026)		6,026

Total Investments in Securities (Cost $3,350,727)		3,348,624

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,969	155

Total Short-Term Instruments (Cost $155)		155

Total Investments in Affiliates (Cost $155)		155

Total Investments 231.4% (Cost $3,350,882)		$3,348,779
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $(1,953))		924
Other Assets and Liabilities, net (131.5)%		(1,902,620)

Net Assets 100.0%		$1,447,083

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$4,215	U.S. Treasury Notes 1.250% due 03/31/2028		$(4,299)	$4,215	$4,215

Total Repurchase Agreements							$(4,299)	$4,215	$4,215

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BOS				0.120%	12/13/2021	01/13/2022	$(155,695)		$(155,706)
FAR				0.120	12/13/2021	01/13/2022	(204,809)		(204,823)
				0.130	12/20/2021	01/13/2022	(55,912)		(55,915)

Total Reverse Repurchase Agreements									$(416,444)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions

BCY				0.100%	12/30/2021	01/06/2022	$(6,159)		$(6,159)
CSN				0.120	12/29/2021	01/05/2022	(4,996)		(4,996)

Total Sale-Buyback Transactions									$(11,155)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (58.0)%
Ginnie Mae, TBA					3.000%	01/01/2052	$7,500	$0	$0
Ginnie Mae, TBA					4.000	02/01/2052	51,500	(54,268)	(54,235)
Uniform Mortgage-Backed Security, TBA					1.500	01/01/2037	17,000	(17,000)	(17,047)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2037	51,400	(52,479)	(52,634)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2037	3,500	(3,567)	(3,578)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2052	179,904	(179,029)	(178,963)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2037	9,000	(9,313)	(9,303)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2037	1,625	(1,680)	(1,679)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2052	54,700	(56,109)	(55,811)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2052	36,250	(36,873)	(36,895)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2037	5,600	(5,848)	(5,856)
Uniform Mortgage-Backed Security, TBA					3.000	03/01/2052	114,750	(118,443)	(118,621)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2052	7,550	(7,936)	(7,937)
Uniform Mortgage-Backed Security, TBA					3.500	03/01/2052	51,800	(54,333)	(54,381)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2052	197,693	(211,431)	(210,295)
Uniform Mortgage-Backed Security, TBA					4.000	02/01/2052	16,000	(17,015)	(17,011)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA						4.500	01/01/2052	14,300	(15,361)	(15,321)

Total Short Sales (58.0)%									$(840,685)	$(839,567)

(f)								Securities with an aggregate market value of $443,804 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(246,555) at a weighted average interest rate of 0.075%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note March Futures				03/2022	532	$(69,409)	$(213)		$0	$(33)

Total Futures Contracts							$(213)		$0	$(33)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$71,300	$3	$331	$334	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	32,014	122	(34)	88	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	12,700	0	(99)	(99)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	28,300	0	(344)	(344)	14	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	697,900	240	4,614	4,854	73	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	200,600	1,589	2,392	3,981	38	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	65,010	(3,578)	(254)	(3,832)	36	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	19,400	339	793	1,132	0	(9)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	153,400	948	(569)	379	91	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	10,000	(323)	332	9	2	(3)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	07/21/2031	8,000	(50)	116	66	0	(4)
Pay	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	8,000	0	250	250	5	0

Total Swap Agreements						$(710)	$7,528	$6,818	$281	$(16)

Cash of $14,813 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)								This instrument has a forward starting effective date.
(h)								FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 3-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.350%	03/01/2022	165,100	$161	$425
	Put - OTC 3-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.400	04/01/2022	165,100	188	570
	Put - OTC 3-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.500	05/02/2022	165,100	195	577
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.988	02/07/2022	3,500	22	4
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.008	02/07/2022	5,900	27	6
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.048	02/07/2022	5,900	37	5

									$630	$1,587

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	$101.527	02/07/2022	23,000	$165	$95
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.500	02/07/2022	7,500	51	30
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 02/01/2052	69.000	02/07/2022	218,000	8	0
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	70.000	01/06/2022	79,000	3	0
	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2052	70.000	02/07/2022	246,000	10	0
	Put - OTC Ginnie Mae, TBA 3.000% due 01/01/2052	72.000	01/06/2022	75,000	3	0
	Put - OTC Ginnie Mae, TBA 3.000% due 02/01/2052	72.000	02/07/2022	200,000	8	0
	Put - OTC Ginnie Mae, TBA 3.500% due 02/01/2052	73.000	02/07/2022	50,000	2	0
	Put - OTC Ginnie Mae, TBA 4.000% due 02/01/2052	75.000	02/07/2022	160,000	6	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	121.000	01/06/2022	125,000	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	69.000	02/07/2022	21,500	1	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	125.000	02/07/2022	350,000	14	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	121.000	01/06/2022	50,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.438	02/07/2022	4,000	28	16
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2052	114.000	02/07/2022	28,000	1	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2052	115.000	01/06/2022	100,000	4	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2052	117.000	02/07/2022	45,000	2	0
SAL	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2052	65.000	01/13/2022	100,000	4	0
	Put - OTC Ginnie Mae, TBA 4.500% due 01/01/2052	68.000	01/13/2022	150,000	6	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.469	02/07/2022	7,500	54	30

					$377	$171

Total Purchased Options					$1,007	$1,758

WRITTEN OPTIONS:

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	12,000	$(60)	$(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	12,000	(34)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.781	01/06/2022	19,500	(32)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.285	02/07/2022	35,000	(107)	(81)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	11,000	(39)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	30,500	(86)	(69)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	21,000	(64)	(42)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	43,500	(105)	(45)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	23,000	(92)	(50)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	23,000	(119)	(68)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	16,900	(24)	(35)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	7,500	(20)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	10,000	(56)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	10,000	(56)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	13,000	(62)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	10,000	(37)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	10,000	(37)	(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	13,000	(41)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	9,000	(34)	(20)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	7,500	(33)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	7,500	(37)	(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	3,900	(4)	(2)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	7,500	(20)	(17)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	7,500	(17)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	9,000	(40)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	8,000	(21)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	2,000	(9)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	9,000	(33)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	9,000	(34)	(24)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	2,000	(5)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	2,000	(7)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	2,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	4,000	(17)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	4,000	(21)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	11,500	(20)	(47)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	10,200	(11)	(6)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	8,500	(23)	(21)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	9,000	(18)	(20)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	7,000	(15)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	13,500	(67)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	8,500	(40)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	8,500	(35)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	13,500	(51)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	8,500	(39)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	4,000	(12)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	8,500	(24)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	9,000	(14)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	8,500	(21)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	8,500	(16)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	10,000	(41)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	8,500	(28)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	9,000	(36)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	9,500	(25)	(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	10,000	(32)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	11,000	(31)	(22)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	7,000	(17)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	7,000	(21)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	8,500	(27)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	7,000	(11)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	8,500	(15)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	7,500	(28)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	6,000	(20)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	7,500	(36)	(21)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	6,100	(18)	(23)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	14,900	(45)	(60)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	5,500	(6)	(4)

Total Written Options	$(2,250)	$(1,094)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470%	Maturity	01/06/2022	$180,000	$0	$19	$19	$0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	01/10/2022	90,000	0	5	5	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.440	Maturity	01/19/2022	38,000	0	9	9	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/07/2022	64,000	0	8	8	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.475	Maturity	02/07/2022	64,000	0	(21)	0	(21)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/10/2022	45,000	0	4	4	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2022	89,000	0	3	3	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/18/2022	181,000	0	5	5	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/22/2022	44,000	0	(1)	0	(1)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/28/2022	75,000	0	(3)	0	(3)

Total Swap Agreements	$0	$28	$53	$(25)

(i)

Securities with an aggregate market value of $1,560 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$156	$0	$156
U.S. Government Agencies	0	3,156,457	0	3,156,457
U.S. Treasury Obligations	0	11,457	0	11,457
Non-Agency Mortgage-Backed Securities	0	46,658	44,243	90,901
Asset-Backed Securities	0	83,627	0	83,627
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	4,215	0	4,215
U.S. Treasury Bills	0	1,811	0	1,811

$0	$3,304,381	$44,243	$3,348,624
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$155	$0	$0	$155

Total Investments	$155	$3,304,381	$44,243	$3,348,779

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(839,567)	$0	$(839,567)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	281	0	281
Over the counter	0	1,811	0	1,811

$0	$2,092	$0	$2,092
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(49)	0	(49)
Over the counter	0	(1,119)	0	(1,119)

$0	$(1,168)	$0	$(1,168)

Total Financial Derivative Instruments	$0	$924	$0	$924

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Totals				$155		$2,465,738		$44,243	$2,510,136

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$22,142	$25,358	$(2,324)	$1	$15	$(950)	$0	$0	$44,243	$(811)

Totals	$22,142	$25,358	$(2,324)	$1	$15	$(950)	$0	$0	$44,243	$(811)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$44,243	Proxy Pricing			Base Price			102.250 - 110.000	103.732

Total		$44,243

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%
American Builders & Contractors Supply Co., Inc. 2.104% (LIBOR03M + 2.000%) due 01/15/2027 ~	$8,895	$8,850
AP Core Holdings II, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~	15,250	15,278
API Group DE, Inc. 2.601% (LIBOR03M + 2.500%) due 10/01/2026 ~	10,023	10,014
Caesars Resort Collection LLC 2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~	7,830	7,800
CommScope, Inc. 3.352% (LIBOR03M + 3.250%) due 04/06/2026 ~	9,583	9,478
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~	10,835	10,862
Diamond Sports Group LLC 3.353% (LIBOR03M + 3.250%) due 08/24/2026 ~	7,331	3,446
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~	9,775	9,799
Dun & Bradstreet Corp. 3.352% (LIBOR03M + 3.250%) due 02/06/2026 ~	13,953	13,916
Emerald TopCo, Inc. 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~	6,012	5,991
Endure Digital, Inc. 4.250% (LIBOR03M + 3.500%) due 02/10/2028 ~	12,537	12,449
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~	19,449	15,710
Getty Images, Inc. 4.625% (LIBOR03M + 4.500%) due 02/19/2026 ~	16,484	16,529
H Food Holdings LLC 6.000% due 05/23/2025	1,975	1,980
Heartland Dental LLC 3.604% (LIBOR03M + 3.500%) due 04/30/2025 ~	987	979
Innophos, Inc. 3.854% (LIBOR03M + 3.750%) due 02/07/2027 ~	2,162	2,161
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	13,761	13,778
LBM Acquisition LLC 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~	12,463	12,374
Madison IAQ LLC 3.750% (LIBOR03M + 3.250%) due 06/21/2028 ~	5,647	5,649
Nascar Holdings, Inc. 2.604% (LIBOR03M + 2.500%) due 10/19/2026 ~	49	49
Ortho-Clinical Diagnostics S.A. 3.081% (LIBOR03M + 3.000%) due 06/30/2025 ~	11,574	11,585
Parexel International Corp. 4.000% (LIBOR03M + 3.500%) due 11/15/2028 ~	30,100	30,139
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~	16,679	16,685
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~	60,000	59,862
Starfruit Finco B.V. 3.102% (LIBOR03M + 3.000%) due 10/01/2025 ~	9,399	9,370
Surgery Center Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 08/31/2026 ~	24,634	24,657
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~	52,623	50,537
TransDigm, Inc. 2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~	15,148	14,963
U.S. Renal Care, Inc. 5.104% (LIBOR03M + 5.000%) due 06/26/2026 ~	29,875	29,132
Welbilt, Inc. 2.604% (LIBOR03M + 2.500%) due 10/23/2025 ~	11,042	11,022

Total Loan Participations and Assignments (Cost $438,560)		435,044

CORPORATE BONDS & NOTES 84.7%
BANKING & FINANCE 8.8%
Acrisure LLC
4.250% due 02/15/2029	15,000	14,610
6.000% due 08/01/2029	8,250	8,158
Allied Universal Holdco LLC
4.625% due 06/01/2028	17,750	17,643
6.000% due 06/01/2029	10,000	9,740

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

6.625% due 07/15/2026	15,000	15,757
Ally Financial, Inc. 8.000% due 11/01/2031	21,011	29,529
AmWINS Group, Inc. 4.875% due 06/30/2029	11,750	11,888
Coinbase Global, Inc.
3.375% due 10/01/2028 (j)(k)	5,750	5,381
3.625% due 10/01/2031 (j)(k)	4,750	4,379
Credit Acceptance Corp. 5.125% due 12/31/2024	10,000	10,260
CTR Partnership LP 3.875% due 06/30/2028	10,000	10,214
CURO Finance LLC 7.500% due 08/01/2028	2,500	2,516
Curo Group Holdings Corp. 7.500% due 08/01/2028	17,500	17,631
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	5,000	5,357
Enact Holdings, Inc. 6.500% due 08/15/2025	9,250	10,115
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	15,000	15,150
2.900% due 02/16/2028	7,600	7,630
3.087% due 01/09/2023	20,000	20,364
3.096% due 05/04/2023	22,579	23,032
3.370% due 11/17/2023	3,050	3,149
3.375% due 11/13/2025	10,000	10,402
3.664% due 09/08/2024	10,000	10,398
3.810% due 01/09/2024	3,000	3,115
4.000% due 11/13/2030	25,000	26,938
4.125% due 08/17/2027	19,500	21,072
4.134% due 08/04/2025	17,500	18,592
4.140% due 02/15/2023	7,500	7,688
4.271% due 01/09/2027	8,000	8,609
4.389% due 01/08/2026	3,975	4,288
4.542% due 08/01/2026	5,000	5,437
5.113% due 05/03/2029	10,000	11,380
5.125% due 06/16/2025	10,000	10,888
5.584% due 03/18/2024	21,500	23,193
5.596% due 01/07/2022	7,000	7,014
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	10,000	10,211
6.500% due 10/01/2025	16,750	17,332
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	13,271	13,521
HAT Holdings LLC
3.375% due 06/15/2026	9,500	9,608
3.750% due 09/15/2030	11,750	11,737
Howard Hughes Corp.
4.125% due 02/01/2029	15,000	15,222
4.375% due 02/01/2031	10,000	10,115
5.375% due 08/01/2028	9,875	10,531
Intesa Sanpaolo SpA
5.017% due 06/26/2024	10,000	10,722
5.710% due 01/15/2026	10,000	11,071
7.700% due 09/17/2025 •(g)	5,000	5,613
iStar, Inc.
4.250% due 08/01/2025	5,000	5,120
4.750% due 10/01/2024	8,500	8,829
LFS Topco LLC 5.875% due 10/15/2026	7,000	7,235
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)	25,000	27,667
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029	5,000	5,257
4.500% due 09/01/2026	8,000	8,616
5.625% due 05/01/2024	10,000	10,700
5.750% due 02/01/2027	7,625	8,625
Midcap Financial Issuer Trust
5.625% due 01/15/2030	6,000	6,025
6.500% due 05/01/2028	9,875	10,312
MPT Operating Partnership LP 3.500% due 03/15/2031	15,000	15,192
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	8,250	8,159
5.500% due 08/15/2028	12,000	12,258
5.750% due 11/15/2031	5,000	4,982
NCL Finance Ltd. 6.125% due 03/15/2028	4,000	3,947
OneMain Finance Corp.
3.500% due 01/15/2027	8,500	8,415
4.000% due 09/15/2030	8,500	8,373
5.375% due 11/15/2029	9,000	9,799
5.625% due 03/15/2023	11,000	11,502
6.125% due 03/15/2024	6,000	6,369
6.625% due 01/15/2028	6,500	7,289

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

6.875% due 03/15/2025		10,250	11,416
7.125% due 03/15/2026		10,000	11,415
8.875% due 06/01/2025		10,000	10,712
Park Intermediate Holdings LLC
4.875% due 05/15/2029		4,250	4,352
5.875% due 10/01/2028		2,750	2,864
7.500% due 06/01/2025		14,000	14,784
Paysafe Finance PLC 4.000% due 06/15/2029		14,675	13,633
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		16,000	15,407
5.750% due 09/15/2031		10,000	10,114
Provident Funding Associates LP 6.375% due 06/15/2025		7,000	7,134
RHP Hotel Properties LP
4.500% due 02/15/2029		12,000	12,018
4.750% due 10/15/2027 (j)(k)		10,000	10,210
RLJ Lodging Trust LP 4.000% due 09/15/2029		15,700	15,555
Rocket Mortgage LLC
3.625% due 03/01/2029		3,500	3,518
3.875% due 03/01/2031		8,000	8,132
4.000% due 10/15/2033		10,000	10,144
SBA Communications Corp.
3.125% due 02/01/2029		20,000	19,231
3.875% due 02/15/2027		20,750	21,400
United Wholesale Mortgage LLC 5.500% due 11/15/2025		11,000	11,218
VICI Properties LP
3.750% due 02/15/2027		5,000	5,170
4.125% due 08/15/2030		10,000	10,592
4.625% due 12/01/2029		3,500	3,731

			964,621

INDUSTRIALS 70.0%
180 Medical, Inc. 3.875% due 10/15/2029		8,500	8,618
Academy Ltd. 6.000% due 11/15/2027		12,000	12,818
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		12,000	12,630
AdaptHealth LLC
4.625% due 08/01/2029		3,375	3,380
5.125% due 03/01/2030		7,000	7,133
6.125% due 08/01/2028		10,750	11,411
Adient Global Holdings Ltd. 4.875% due 08/15/2026		15,000	15,319
Adient U.S. LLC 9.000% due 04/15/2025		5,000	5,318
ADT Security Corp.
4.125% due 08/01/2029		4,000	3,947
4.875% due 07/15/2032		14,970	15,307
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		20,000	20,983
Air Canada
3.875% due 08/15/2026		8,000	8,171
4.625% due 08/15/2029	CAD	7,150	5,647
Albertsons Cos., Inc.
3.250% due 03/15/2026		$2,125	2,167
3.500% due 03/15/2029		20,000	20,074
4.625% due 01/15/2027		12,000	12,607
4.875% due 02/15/2030		10,000	10,813
7.500% due 03/15/2026		12,000	12,824
Albion Financing 1 SARL 6.125% due 10/15/2026		12,425	12,562
Allison Transmission, Inc.
3.750% due 01/30/2031		7,750	7,570
4.750% due 10/01/2027		5,000	5,213
5.875% due 06/01/2029		5,000	5,444
Altice Financing S.A.
3.000% due 01/15/2028	EUR	5,000	5,412
4.250% due 08/15/2029		5,000	5,583
5.750% due 08/15/2029		$15,000	14,873
Altice France Holding S.A.
6.000% due 02/15/2028 (j)(k)		20,000	19,136
10.500% due 05/15/2027		2,000	2,153
Altice France S.A.
5.125% due 01/15/2029		16,000	15,623
5.125% due 07/15/2029		14,000	13,681
5.500% due 01/15/2028		20,000	19,878
5.500% due 10/15/2029		11,250	11,100
8.125% due 02/01/2027		12,000	12,840
AMC Networks, Inc.
4.250% due 02/15/2029		15,300	15,232
4.750% due 08/01/2025		5,750	5,879

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 04/01/2024	3,000	3,026
American Airlines Pass-Through Trust 3.375% due 11/01/2028	3,517	3,493
American Airlines, Inc.
5.500% due 04/20/2026	20,500	21,349
5.750% due 04/20/2029	25,000	26,769
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	15,000	14,985
4.000% due 01/15/2028	17,500	17,932
Amsted Industries, Inc.
4.625% due 05/15/2030	10,125	10,422
5.625% due 07/01/2027	1,125	1,171
ANGI Group LLC 3.875% due 08/15/2028	9,000	8,811
Antero Resources Corp.
5.375% due 03/01/2030	10,000	10,707
8.375% due 07/15/2026	3,413	3,890
Apache Corp.
4.375% due 10/15/2028	10,000	10,894
4.625% due 11/15/2025	8,000	8,600
4.875% due 11/15/2027	12,500	13,643
APi Group DE, Inc. 4.125% due 07/15/2029	20,000	20,129
Aramark Services, Inc.
5.000% due 02/01/2028 (j)(k)	8,000	8,284
6.375% due 05/01/2025	5,500	5,755
Arches Buyer, Inc.
4.250% due 06/01/2028	20,000	20,026
6.125% due 12/01/2028	6,500	6,550
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028	7,000	6,931
4.000% due 09/01/2029	10,000	9,923
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	12,000	12,285
5.250% due 04/30/2025	5,000	5,168
5.250% due 08/15/2027	10,000	10,074
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	7,250	6,986
7.000% due 11/01/2026	9,000	9,135
8.250% due 12/31/2028	8,150	8,508
Associated Materials LLC 9.000% due 09/01/2025	10,512	11,259
At Home Group, Inc.
4.875% due 07/15/2028	5,000	4,933
7.125% due 07/15/2029	10,000	9,839
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028	7,500	7,567
Audacy Capital Corp.
6.500% due 05/01/2027	4,000	3,961
6.750% due 03/31/2029	4,500	4,403
Avantor Funding, Inc.
3.875% due 11/01/2029	5,000	5,062
4.625% due 07/15/2028	20,075	20,962
Avient Corp. 5.750% due 05/15/2025	7,500	7,827
Axalta Coating Systems LLC
3.375% due 02/15/2029	17,000	16,473
4.750% due 06/15/2027	10,000	10,435
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	7,250	7,186
3.875% due 01/15/2028	10,000	10,145
4.000% due 10/15/2030	28,575	28,134
4.375% due 01/15/2028	5,000	5,109
5.750% due 04/15/2025	5,000	5,193
Ball Corp.
2.875% due 08/15/2030	17,000	16,519
3.125% due 09/15/2031	6,500	6,428
5.250% due 07/01/2025	10,000	11,036
Bath & Body Works, Inc.
6.625% due 10/01/2030	15,000	17,013
6.875% due 11/01/2035	25,000	31,102
Bausch Health Americas, Inc.
8.500% due 01/31/2027	15,000	15,772
9.250% due 04/01/2026	12,500	13,219
Bausch Health Cos., Inc.
4.875% due 06/01/2028	10,000	10,218
5.000% due 01/30/2028	10,000	9,216
5.250% due 01/30/2030	17,500	15,427
5.250% due 02/15/2031	7,500	6,602
5.500% due 11/01/2025	30,000	30,525
5.750% due 08/15/2027	10,125	10,520
6.250% due 02/15/2029	17,000	16,182
7.000% due 01/15/2028	10,000	9,964
7.250% due 05/30/2029	5,000	4,957
9.000% due 12/15/2025	8,000	8,436

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		18,250	18,653
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		10,000	10,010
4.500% due 11/15/2026		7,000	7,255
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	15,000	19,595
Black Knight InfoServ LLC 3.625% due 09/01/2028		$12,500	12,503
Block, Inc.
2.750% due 06/01/2026		2,500	2,506
3.500% due 06/01/2031		12,500	12,834
Boise Cascade Co. 4.875% due 07/01/2030		7,500	7,924
Bombardier, Inc.
7.125% due 06/15/2026		11,000	11,426
7.500% due 03/15/2025		10,000	10,200
7.875% due 04/15/2027		7,750	8,047
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		15,000	15,284
4.000% due 07/01/2029		5,250	5,430
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	5,000	5,982
7.125% due 10/02/2025		$10,000	10,498
Boyd Gaming Corp.
4.750% due 12/01/2027		5,000	5,109
4.750% due 06/15/2031		10,000	10,217
Buckeye Partners LP
4.125% due 03/01/2025		10,000	10,338
4.500% due 03/01/2028		6,500	6,559
5.850% due 11/15/2043		2,625	2,579
Builders FirstSource, Inc.
4.250% due 02/01/2032		9,000	9,333
5.000% due 03/01/2030		10,000	10,743
6.750% due 06/01/2027		5,514	5,823
Cable One, Inc. 4.000% due 11/15/2030		7,425	7,288
Cablevision Lightpath LLC
3.875% due 09/15/2027		6,000	5,826
5.625% due 09/15/2028		7,000	6,911
Caesars Entertainment, Inc.
4.625% due 10/15/2029		20,750	20,793
6.250% due 07/01/2025		12,000	12,611
Caesars Resort Collection LLC 5.750% due 07/01/2025		7,125	7,450
Camelot Finance S.A. 4.500% due 11/01/2026		12,355	12,801
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		12,000	12,233
Carnival Corp.
4.000% due 08/01/2028		24,000	23,869
5.750% due 03/01/2027		21,925	21,958
6.000% due 05/01/2029		12,500	12,462
7.625% due 03/01/2026		17,500	18,367
10.500% due 02/01/2026 (j)(k)		5,000	5,714
Cascades, Inc.
5.125% due 01/15/2026		7,000	7,301
5.375% due 01/15/2028		7,500	7,707
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029		15,000	14,818
3.500% due 04/01/2030		8,700	8,688
5.000% due 07/15/2027		9,000	9,360
CCO Holdings LLC
4.250% due 02/01/2031		30,000	30,325
4.250% due 01/15/2034		15,000	14,785
4.500% due 08/15/2030		25,000	25,631
4.500% due 05/01/2032		25,000	25,760
4.500% due 06/01/2033		30,000	30,654
4.750% due 03/01/2030		25,000	26,044
5.000% due 02/01/2028		12,500	13,025
5.125% due 05/01/2027		15,000	15,468
5.375% due 06/01/2029		15,500	16,753
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		10,000	10,511
Cedar Fair LP 5.250% due 07/15/2029		7,500	7,699
Centene Corp.
2.500% due 03/01/2031		12,000	11,702
2.625% due 08/01/2031		11,000	10,798
3.375% due 02/15/2030		10,000	10,201
4.250% due 12/15/2027		7,075	7,388
4.625% due 12/15/2029		12,700	13,718
Centennial Resource Production LLC
5.375% due 01/15/2026		6,500	6,392
6.875% due 04/01/2027		10,000	10,210

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

Central Garden & Pet Co.
4.125% due 10/15/2030		5,000	5,051
5.125% due 02/01/2028		5,000	5,239
Cheniere Energy Partners LP
3.250% due 01/31/2032		10,000	10,120
4.000% due 03/01/2031		17,000	17,857
4.500% due 10/01/2029		11,750	12,475
Cheniere Energy, Inc. 4.625% due 10/15/2028		18,750	19,975
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		7,500	7,604
Chesapeake Energy Corp.
5.500% due 02/01/2026		6,000	6,322
5.875% due 02/01/2029		3,450	3,695
Churchill Downs, Inc.
4.750% due 01/15/2028		15,000	15,551
5.500% due 04/01/2027 (j)(k)		7,000	7,217
Clarios Global LP
6.250% due 05/15/2026		12,600	13,199
6.750% due 05/15/2025		6,300	6,606
8.500% due 05/15/2027		12,000	12,735
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		17,500	17,623
4.875% due 07/01/2029		9,575	9,727
Clean Harbors, Inc.
4.875% due 07/15/2027		5,500	5,671
5.125% due 07/15/2029		3,000	3,188
Clearwater Paper Corp.
4.750% due 08/15/2028		8,000	8,168
5.375% due 02/01/2025		5,000	5,405
CNX Midstream Partners LP 4.750% due 04/15/2030		7,750	7,734
Colfax Corp. 6.375% due 02/15/2026		5,438	5,627
Colgate Energy Partners LLC 5.875% due 07/01/2029		10,000	10,314
CommScope Technologies LLC
5.000% due 03/15/2027		15,000	14,040
6.000% due 06/15/2025 (j)(k)		10,000	10,011
CommScope, Inc.
4.750% due 09/01/2029		14,200	14,137
6.000% due 03/01/2026		5,000	5,157
7.125% due 07/01/2028		12,000	11,807
8.250% due 03/01/2027 (j)(k)		12,500	12,861
Community Health Systems, Inc.
4.750% due 02/15/2031		20,000	20,207
5.625% due 03/15/2027		15,000	15,893
6.000% due 01/15/2029		4,325	4,618
6.125% due 04/01/2030		10,750	10,651
6.625% due 02/15/2025		10,000	10,361
6.875% due 04/15/2029		12,750	13,009
8.000% due 03/15/2026		10,000	10,523
Comstock Resources, Inc.
5.875% due 01/15/2030		9,000	9,240
6.750% due 03/01/2029		14,000	15,208
7.500% due 05/15/2025		4,110	4,257
Connect Finco SARL 6.750% due 10/01/2026		10,000	10,526
Consolidated Communications, Inc. 5.000% due 10/01/2028		4,375	4,425
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026		8,000	6,608
CoreLogic, Inc. 4.500% due 05/01/2028		20,000	19,954
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		15,000	16,054
Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	12,235
5.000% due 04/15/2026		$10,000	10,314
6.500% due 04/15/2026 (j)(k)		17,000	17,553
Covanta Holding Corp.
5.000% due 09/01/2030		5,000	5,111
6.000% due 01/01/2027		5,000	5,168
Covert Mergeco, Inc. 4.875% due 12/01/2029		8,000	8,132
Crocs, Inc. 4.125% due 08/15/2031		14,000	13,706
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		15,000	14,836
Crown Americas LLC
4.250% due 09/30/2026		8,050	8,603
4.750% due 02/01/2026		7,000	7,184
CSC Holdings LLC
3.375% due 02/15/2031		15,250	14,303
4.125% due 12/01/2030		10,000	9,779
4.625% due 12/01/2030		16,000	15,167

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

5.250% due 06/01/2024	12,000	12,495
5.375% due 02/01/2028	5,000	5,185
5.500% due 04/15/2027	12,000	12,419
5.750% due 01/15/2030	25,000	24,955
5.875% due 09/15/2022	6,750	6,926
6.500% due 02/01/2029	12,000	12,864
DaVita, Inc.
3.750% due 02/15/2031	25,000	24,403
4.625% due 06/01/2030	25,000	25,639
DCP Midstream Operating LP
3.250% due 02/15/2032	12,000	12,109
5.125% due 05/15/2029	11,500	13,011
5.375% due 07/15/2025	15,000	16,405
5.625% due 07/15/2027	4,600	5,203
Diamond Foreign Asset Co. (9.000% Cash and 4.000% PIK) 9.000% due 04/22/2027 (b)	167	165
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «(a)	88	88
Diamond Sports Group LLC
5.375% due 08/15/2026	17,500	8,770
6.625% due 08/15/2027	10,000	2,825
DIRECTV Holdings LLC 5.875% due 08/15/2027	20,000	20,504
DISH DBS Corp.
5.000% due 03/15/2023	10,000	10,261
5.250% due 12/01/2026	14,000	14,247
5.750% due 12/01/2028	14,100	14,267
5.875% due 07/15/2022	20,500	20,859
5.875% due 11/15/2024	12,500	12,857
7.750% due 07/01/2026 (j)(k)	12,250	12,940
DKT Finance ApS 9.375% due 06/17/2023	7,000	7,108
DT Midstream, Inc.
4.125% due 06/15/2029	9,525	9,767
4.375% due 06/15/2031	11,000	11,457
Dun & Bradstreet Corp.
5.000% due 12/15/2029	3,500	3,587
6.875% due 08/15/2026	7,343	7,645
Edgewell Personal Care Co.
4.125% due 04/01/2029	12,500	12,612
5.500% due 06/01/2028	10,000	10,628
Elanco Animal Health, Inc.
5.272% due 08/28/2023	11,916	12,691
5.900% due 08/28/2028	10,000	11,614
Elastic NV 4.125% due 07/15/2029	6,500	6,442
Element Solutions, Inc. 3.875% due 09/01/2028	12,500	12,580
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	10,000	10,402
Endo Dac 6.000% due 06/30/2028	10,000	7,465
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029	10,000	9,820
Energizer Holdings, Inc.
4.375% due 03/31/2029	14,000	13,685
4.750% due 06/15/2028	10,000	10,228
EnLink Midstream LLC
5.375% due 06/01/2029	2,500	2,560
5.625% due 01/15/2028	2,200	2,291
EnLink Midstream Partners LP
4.150% due 06/01/2025	12,625	13,099
4.400% due 04/01/2024	2,500	2,615
4.850% due 07/15/2026	5,000	5,268
5.450% due 06/01/2047	6,250	6,314
EQM Midstream Partners LP
4.000% due 08/01/2024	15,000	15,597
4.125% due 12/01/2026	4,000	4,104
4.500% due 01/15/2029	7,500	7,811
4.750% due 07/15/2023	3,910	4,071
4.750% due 01/15/2031	9,500	10,061
5.500% due 07/15/2028	5,000	5,470
6.000% due 07/01/2025	2,500	2,722
6.500% due 07/01/2027	6,000	6,728
6.500% due 07/15/2048	6,250	7,603
EQT Corp.
3.000% due 10/01/2022	2,025	2,048
3.125% due 05/15/2026	5,000	5,139
3.625% due 05/15/2031 (j)(k)	3,375	3,507
6.625% due 02/01/2025	15,000	16,932
FAGE International S.A. 5.625% due 08/15/2026	3,705	3,801
First Student Bidco, Inc. 4.000% due 07/31/2029	17,500	17,037
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	7,500	7,522

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

7.875% due 07/15/2026 (j)(k)	17,500	18,188
Ford Motor Co. 3.250% due 02/12/2032	13,250	13,594
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	8,500	8,831
4.375% due 08/01/2028	5,000	5,251
4.625% due 08/01/2030	4,000	4,297
5.000% due 09/01/2027	10,000	10,414
5.250% due 09/01/2029	10,000	10,967
5.400% due 11/14/2034	27,500	33,520
5.450% due 03/15/2043	6,575	8,278
Frontier Communications Holdings LLC
5.000% due 05/01/2028	6,400	6,604
5.875% due 10/15/2027	9,175	9,717
6.750% due 05/01/2029	10,750	11,196
Gap, Inc.
3.625% due 10/01/2029	10,000	9,907
3.875% due 10/01/2031	13,275	13,114
Garda World Security Corp.
4.625% due 02/15/2027	12,000	11,954
6.000% due 06/01/2029	4,000	3,826
Gartner, Inc.
3.625% due 06/15/2029	10,000	10,127
3.750% due 10/01/2030	7,000	7,167
4.500% due 07/01/2028	7,000	7,322
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	12,500	12,825
GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	9,866
4.000% due 08/01/2028	10,000	9,817
4.250% due 06/01/2025	6,000	6,180
Global Medical Response, Inc. 6.500% due 10/01/2025	20,000	20,252
goeasy Ltd.
4.375% due 05/01/2026	6,500	6,621
5.375% due 12/01/2024	7,500	7,714
Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,995
3.500% due 03/01/2029	6,500	6,461
3.750% due 02/01/2030	10,000	10,121
4.125% due 08/15/2024	5,000	5,255
4.875% due 11/15/2022	5,000	5,093
Grifols Escrow Issuer S.A. 4.750% due 10/15/2028	7,600	7,766
H-Food Holdings LLC 8.500% due 06/01/2026	17,500	17,518
Hanesbrands, Inc. 4.875% due 05/15/2026	7,500	8,025
Harsco Corp. 5.750% due 07/31/2027	5,875	5,991
Harvest Midstream LP 7.500% due 09/01/2028	5,000	5,357
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (j)(k)	12,000	12,571
HCA, Inc.
3.500% due 09/01/2030	15,000	15,883
5.375% due 02/01/2025	10,000	11,003
5.875% due 05/01/2023	10,000	10,600
5.875% due 02/01/2029	10,000	11,932
8.360% due 04/15/2024	3,000	3,438
HealthEquity, Inc. 4.500% due 10/01/2029	7,500	7,434
Hertz Corp.
4.625% due 12/01/2026	4,500	4,534
5.000% due 12/01/2029	6,000	6,016
Hill-Rom Holdings, Inc. 4.375% due 09/15/2027	8,000	8,365
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	20,000	19,928
3.750% due 05/01/2029	9,750	9,837
4.000% due 05/01/2031	9,025	9,242
4.875% due 01/15/2030	10,000	10,703
5.375% due 05/01/2025	5,750	5,989
5.750% due 05/01/2028	5,250	5,616
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	16,000	16,024
5.000% due 06/01/2029	11,250	11,549
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	7,250	7,475
Hologic, Inc. 3.250% due 02/15/2029	7,125	7,136
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027	7,175	7,361
Howmet Aerospace, Inc.
5.125% due 10/01/2024	10,000	10,788
5.950% due 02/01/2037	7,500	8,880

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

iHeartCommunications, Inc.
4.750% due 01/15/2028		5,000	5,078
5.250% due 08/15/2027		15,000	15,616
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		10,000	10,222
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		5,000	5,167
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		5,000	5,384
II-VI, Inc. 5.000% due 12/15/2029		12,500	12,791
Imola Merger Corp. 4.750% due 05/15/2029		18,250	18,759
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	3,250	3,686
3.375% due 01/15/2026		$7,500	7,536
Innophos Holdings, Inc. 9.375% due 02/15/2028		11,250	12,271
Installed Building Products, Inc. 5.750% due 02/01/2028		7,500	7,811
International Game Technology PLC
5.250% due 01/15/2029		5,000	5,306
6.250% due 01/15/2027		3,000	3,363
6.500% due 02/15/2025		12,000	13,035
IQVIA, Inc.
5.000% due 10/15/2026		20,000	20,550
5.000% due 05/15/2027		7,500	7,773
IRB Holding Corp. 7.000% due 06/15/2025		14,500	15,355
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		7,075	7,163
Jazz Securities DAC 4.375% due 01/15/2029		7,500	7,779
JELD-WEN, Inc.
4.625% due 12/15/2025		10,000	10,086
4.875% due 12/15/2027		15,250	15,672
6.250% due 05/15/2025		5,500	5,766
Kaiser Aluminum Corp. 4.625% due 03/01/2028		7,000	7,081
KFC Holding Co. 4.750% due 06/01/2027		8,000	8,278
Kraft Heinz Foods Co.
4.375% due 06/01/2046		10,000	11,735
4.875% due 10/01/2049		5,000	6,293
5.200% due 07/15/2045		40,000	50,977
5.500% due 06/01/2050		10,250	13,907
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026		10,000	9,889
7.000% due 12/31/2027		3,750	3,541
LABL, Inc.
5.875% due 11/01/2028		5,575	5,756
6.750% due 07/15/2026		14,125	14,572
Lamar Media Corp.
3.625% due 01/15/2031		5,000	4,876
3.750% due 02/15/2028		5,565	5,587
4.875% due 01/15/2029		5,000	5,226
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030		5,000	5,140
4.375% due 01/31/2032		5,000	5,165
4.875% due 05/15/2028		10,000	10,839
LBM Acquisition LLC 6.250% due 01/15/2029		22,250	22,031
Legacy LifePoint Health LLC
4.375% due 02/15/2027		10,000	10,086
6.750% due 04/15/2025		4,000	4,174
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		5,500	5,535
Level 3 Financing, Inc.
3.625% due 01/15/2029		5,000	4,758
3.750% due 07/15/2029		15,000	14,274
4.250% due 07/01/2028		9,250	9,172
5.250% due 03/15/2026		15,000	15,353
5.375% due 05/01/2025		10,000	10,230
Levi Strauss & Co. 3.500% due 03/01/2031		7,500	7,658
LifePoint Health, Inc. 5.375% due 01/15/2029		7,500	7,473
Live Nation Entertainment, Inc.
4.750% due 10/15/2027		3,000	3,087
4.875% due 11/01/2024		5,000	5,055
6.500% due 05/15/2027		10,750	11,771
LogMeIn, Inc. 5.500% due 09/01/2027		8,000	8,104
Madison IAQ LLC
4.125% due 06/30/2028		15,000	15,060
5.875% due 06/30/2029		18,500	18,528

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	8,000	8,065
4.750% due 01/15/2028	7,000	7,115
6.125% due 09/15/2025	1,226	1,279
Masonite International Corp. 5.375% due 02/01/2028	12,000	12,602
Match Group Holdings LLC 4.625% due 06/01/2028	10,000	10,423
Mattel, Inc.
3.375% due 04/01/2026	8,000	8,213
3.750% due 04/01/2029	7,500	7,783
5.875% due 12/15/2027	8,000	8,611
6.200% due 10/01/2040	750	971
Matthews International Corp. 5.250% due 12/01/2025	7,500	7,692
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	20,000	20,209
MEG Energy Corp.
5.875% due 02/01/2029	7,500	7,863
7.125% due 02/01/2027	15,000	15,996
MGM Resorts International
4.625% due 09/01/2026	10,000	10,411
5.500% due 04/15/2027	3,164	3,373
5.750% due 06/15/2025	4,102	4,419
6.000% due 03/15/2023	6,000	6,278
7.750% due 03/15/2022	20,000	20,275
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	12,500	12,581
Moog, Inc. 4.250% due 12/15/2027	18,850	19,022
Motion Bondco DAC 6.625% due 11/15/2027 (j)(k)	8,000	8,091
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029	24,250	24,213
5.250% due 10/01/2029	22,000	22,346
MPH Acquisition Holdings LLC
5.500% due 09/01/2028	15,225	15,457
5.750% due 11/01/2028 (j)(k)	22,625	21,551
MSCI, Inc.
3.250% due 08/15/2033	8,000	8,102
3.625% due 09/01/2030	4,000	4,096
3.875% due 02/15/2031	9,250	9,646
4.000% due 11/15/2029	10,000	10,467
Nabors Industries, Inc.
7.375% due 05/15/2027	6,750	6,994
9.000% due 02/01/2025	4,725	4,891
NCL Corp. Ltd.
3.625% due 12/15/2024	5,000	4,724
5.875% due 03/15/2026	8,775	8,748
10.250% due 02/01/2026	3,250	3,784
NCR Corp.
5.000% due 10/01/2028	7,000	7,221
5.125% due 04/15/2029	5,000	5,185
5.250% due 10/01/2030	7,500	7,717
5.750% due 09/01/2027	4,000	4,184
NESCO Holdings, Inc. 5.500% due 04/15/2029	6,250	6,464
Nexstar Media, Inc.
4.750% due 11/01/2028	10,000	10,206
5.625% due 07/15/2027	12,500	13,193
NextEra Energy Operating Partners LP
4.250% due 07/15/2024	4,250	4,420
4.250% due 09/15/2024	91	95
4.500% due 09/15/2027	11,500	12,432
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (j)(k)	15,000	15,255
Nielsen Finance LLC
4.500% due 07/15/2029	5,000	4,926
4.750% due 07/15/2031	10,000	9,890
5.625% due 10/01/2028	6,000	6,205
5.875% due 10/01/2030	10,000	10,573
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)	2,342	2,599
Northriver Midstream Finance LP 5.625% due 02/15/2026	15,300	15,941
Novelis Corp.
3.250% due 11/15/2026	10,875	10,983
3.875% due 08/15/2031	17,000	16,920
4.750% due 01/30/2030	24,000	25,272
Nufarm Australia Ltd. 5.750% due 04/30/2026	7,500	7,678
NuStar Logistics LP
5.750% due 10/01/2025	9,000	9,694
6.375% due 10/01/2030	7,500	8,336
Occidental Petroleum Corp.
3.400% due 04/15/2026	7,500	7,701

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

4.300% due 08/15/2039		10,000	9,988
4.400% due 04/15/2046		5,000	5,134
4.400% due 08/15/2049		10,000	10,140
4.625% due 06/15/2045		11,210	11,647
5.500% due 12/01/2025 (i)		10,000	11,104
5.550% due 03/15/2026		9,335	10,403
5.875% due 09/01/2025		8,000	8,830
6.125% due 01/01/2031 (i)(j)(k)		2,000	2,433
6.200% due 03/15/2040		7,750	9,544
6.375% due 09/01/2028		6,500	7,727
6.450% due 09/15/2036		15,000	19,155
6.600% due 03/15/2046		17,500	22,734
6.625% due 09/01/2030		12,250	15,180
6.950% due 07/01/2024		1,000	1,113
7.500% due 05/01/2031		5,000	6,585
8.000% due 07/15/2025		4,500	5,258
8.875% due 07/15/2030		12,100	16,340
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		30,000	29,877
5.375% due 10/01/2029	EUR	6,150	6,789
6.250% due 10/01/2029		$15,000	14,646
ON Semiconductor Corp. 3.875% due 09/01/2028		11,000	11,291
Open Text Corp. 3.875% due 12/01/2029		7,250	7,353
Open Text Holdings, Inc. 4.125% due 12/01/2031		7,500	7,587
Option Care Health, Inc. 4.375% due 10/31/2029		12,500	12,550
Organon & Co.
4.125% due 04/30/2028		25,000	25,449
5.125% due 04/30/2031		28,000	29,301
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		26,625	28,661
7.375% due 06/01/2025		7,000	7,392
Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	5,017
4.625% due 03/15/2030		5,000	4,995
5.000% due 08/15/2027		15,000	15,368
6.250% due 06/15/2025		7,500	7,808
P&L Development LLC 7.750% due 11/15/2025		6,000	6,014
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		12,000	11,928
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		26,750	26,050
Pactiv LLC 7.950% due 12/15/2025		10,972	12,167
Papa John's International, Inc. 3.875% due 09/15/2029		5,000	4,982
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		20,000	20,469
Park River Holdings, Inc.
5.625% due 02/01/2029		14,000	13,390
6.750% due 08/01/2029		8,000	7,849
PDC Energy, Inc.
5.750% due 05/15/2026		10,000	10,347
6.125% due 09/15/2024		1,500	1,520
Performance Food Group, Inc.
4.250% due 08/01/2029		8,000	7,949
5.500% due 10/15/2027		10,000	10,448
6.875% due 05/01/2025		3,500	3,666
PetSmart, Inc.
4.750% due 02/15/2028		25,000	25,702
7.750% due 02/15/2029		25,000	27,200
PGT Innovations, Inc. 4.375% due 10/01/2029		11,500	11,577
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		4,050	4,236
PM General Purchaser LLC 9.500% due 10/01/2028		5,000	5,073
Post Holdings, Inc.
4.500% due 09/15/2031		25,000	24,853
4.625% due 04/15/2030		20,475	20,891
5.500% due 12/15/2029		9,875	10,391
5.625% due 01/15/2028		12,500	13,268
5.750% due 03/01/2027		20,000	20,674
PRA Health Sciences Inc 2.875% due 07/15/2026		7,000	7,016
Premier Entertainment Sub LLC
5.625% due 09/01/2029		15,500	15,401
5.875% due 09/01/2031		15,500	15,577
Presidio Holdings, Inc. 4.875% due 02/01/2027		10,000	10,311
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		20,000	21,223

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

Prime Security Services Borrower LLC
3.375% due 08/31/2027		13,875	13,413
5.250% due 04/15/2024		12,000	12,782
5.750% due 04/15/2026		11,125	11,957
6.250% due 01/15/2028		14,000	14,620
Radiate Holdco LLC
4.500% due 09/15/2026		15,000	15,168
6.500% due 09/15/2028		15,000	15,091
Range Resources Corp.
4.875% due 05/15/2025		5,000	5,169
5.000% due 03/15/2023		2,242	2,295
8.250% due 01/15/2029		8,500	9,492
9.250% due 02/01/2026		3,500	3,777
Rattler Midstream LP 5.625% due 07/15/2025		4,575	4,763
Rite Aid Corp.
7.500% due 07/01/2025		5,000	5,145
8.000% due 11/15/2026		6,750	6,893
ROBLOX Corp. 3.875% due 05/01/2030		10,000	10,160
Rockcliff Energy LLC 5.500% due 10/15/2029		12,750	13,154
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	3,296
4.800% due 05/15/2030		6,000	6,264
4.950% due 07/15/2029		11,750	12,528
6.875% due 04/15/2040		5,000	5,658
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,750	2,212
5.750% due 10/15/2027	GBP	1,750	2,640
5.750% due 10/15/2027		$8,000	8,855
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		10,000	10,133
9.125% due 06/15/2023		12,500	13,234
11.500% due 06/01/2025		4,563	5,116
RP Escrow Issuer LLC 5.250% due 12/15/2025		6,600	6,666
Sabre GLBL, Inc.
7.375% due 09/01/2025		7,250	7,586
9.250% due 04/15/2025		6,500	7,352
Scientific Games International, Inc.
5.000% due 10/15/2025		5,000	5,154
7.000% due 05/15/2028		7,000	7,467
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		18,000	17,308
6.625% due 05/01/2029 (j)(k)		10,000	9,364
Scotts Miracle-Gro Co.
4.000% due 04/01/2031		5,000	4,945
4.375% due 02/01/2032		5,000	4,995
5.250% due 12/15/2026		10,000	10,309
Scripps Escrow, Inc.
3.875% due 01/15/2029		8,000	8,002
5.875% due 07/15/2027		6,750	7,098
Seagate HDD Cayman
3.125% due 07/15/2029		5,750	5,631
3.375% due 07/15/2031		10,050	9,822
Sealed Air Corp.
4.000% due 12/01/2027		5,000	5,218
5.125% due 12/01/2024		7,500	8,041
5.250% due 04/01/2023		4,000	4,149
6.875% due 07/15/2033		8,710	11,073
Select Medical Corp. 6.250% due 08/15/2026		17,500	18,559
Sensata Technologies BV
4.875% due 10/15/2023		7,000	7,359
5.000% due 10/01/2025		5,000	5,430
Sensata Technologies, Inc.
3.750% due 02/15/2031		14,000	13,970
4.375% due 02/15/2030		5,000	5,257
Sigma Holdco BV
5.750% due 05/15/2026	EUR	10,500	11,072
7.875% due 05/15/2026		$22,500	21,708
Simmons Foods, Inc. 4.625% due 03/01/2029		14,000	13,813
Sinclair Television Group, Inc.
4.125% due 12/01/2030		10,000	9,490
5.125% due 02/15/2027		4,000	3,884
5.500% due 03/01/2030 (j)(k)		5,000	4,857
Sirius XM Radio, Inc.
3.125% due 09/01/2026		5,000	5,008
3.875% due 09/01/2031		7,250	7,121
4.000% due 07/15/2028		17,500	17,628
4.125% due 07/01/2030		15,000	15,027
5.000% due 08/01/2027		5,000	5,203
SM Energy Co. 6.500% due 07/15/2028		17,000	17,619

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

Southwestern Energy Co.
4.750% due 02/01/2032	8,750	9,232
5.375% due 02/01/2029	15,000	15,884
5.375% due 03/15/2030	16,750	17,977
7.750% due 10/01/2027	4,000	4,319
Spectrum Brands, Inc.
3.875% due 03/15/2031	10,000	9,890
5.000% due 10/01/2029	10,000	10,502
5.750% due 07/15/2025	660	675
Speedway Motorsports LLC 4.875% due 11/01/2027	12,500	12,769
Spirit AeroSystems, Inc.
5.500% due 01/15/2025	4,750	4,927
7.500% due 04/15/2025	10,075	10,579
SRS Distribution, Inc.
4.625% due 07/01/2028	15,000	15,079
6.000% due 12/01/2029	16,250	16,357
6.125% due 07/01/2029	10,000	10,205
Standard Industries, Inc.
3.375% due 01/15/2031	25,500	24,607
4.375% due 07/15/2030	15,500	15,845
4.750% due 01/15/2028	12,500	12,929
5.000% due 02/15/2027	10,000	10,306
Staples, Inc.
7.500% due 04/15/2026	22,500	23,148
10.750% due 04/15/2027	7,000	6,605
Station Casinos LLC
4.500% due 02/15/2028	8,000	8,061
4.625% due 12/01/2031	10,000	10,099
Stericycle, Inc. 3.875% due 01/15/2029	6,000	5,919
Stevens Holding Co., Inc. 6.125% due 10/01/2026	15,000	16,009
Strathcona Resources Ltd. 6.875% due 08/01/2026	12,000	11,808
Suburban Propane Partners LP 5.000% due 06/01/2031	11,725	11,877
Summer BC Bidco B LLC 5.500% due 10/31/2026	10,000	10,250
Switch Ltd. 3.750% due 09/15/2028	12,250	12,359
Syneos Health, Inc. 3.625% due 01/15/2029	10,000	9,889
T-Mobile USA, Inc.
2.250% due 02/15/2026	10,000	10,040
2.625% due 02/15/2029	20,000	19,735
2.875% due 02/15/2031 (j)(k)	20,000	19,787
3.375% due 04/15/2029	6,750	6,890
3.500% due 04/15/2031	15,000	15,632
4.750% due 02/01/2028	8,250	8,697
Team Health Holdings, Inc. 6.375% due 02/01/2025	20,000	18,846
TEGNA, Inc.
4.625% due 03/15/2028	10,000	10,129
4.750% due 03/15/2026	5,000	5,205
5.000% due 09/15/2029	15,000	15,365
Teleflex, Inc. 4.250% due 06/01/2028	15,000	15,474
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	8,000	8,280
Tempo Acquisition LLC 5.750% due 06/01/2025	7,500	7,789
Tenet Healthcare Corp.
4.375% due 01/15/2030	11,000	11,163
4.625% due 09/01/2024	9,000	9,212
4.625% due 06/15/2028	10,000	10,289
4.875% due 01/01/2026	4,125	4,243
5.125% due 11/01/2027	5,000	5,214
6.125% due 10/01/2028	30,000	31,748
6.250% due 02/01/2027	7,250	7,514
6.750% due 06/15/2023	27,500	29,424
6.875% due 11/15/2031	500	572
7.500% due 04/01/2025	10,000	10,537
Terminix Co. LLC 7.250% due 03/01/2038	2,000	2,497
Thor Industries, Inc. 4.000% due 10/15/2029	7,625	7,558
TK Elevator U.S., Newco, Inc. 5.250% due 07/15/2027	12,550	13,209
TopBuild Corp. 4.125% due 02/15/2032	10,000	10,277
TransDigm, Inc.
4.625% due 01/15/2029	23,250	23,215
5.500% due 11/15/2027	28,000	28,890
6.250% due 03/15/2026	15,000	15,610
6.375% due 06/15/2026	11,000	11,316

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

8.000% due 12/15/2025	6,000	6,337
Transocean Guardian Ltd. 5.875% due 01/15/2024	9,765	9,263
Transocean Pontus Ltd. 6.125% due 08/01/2025	5,528	5,409
Travel + Leisure Co.
4.500% due 12/01/2029	12,500	12,625
4.625% due 03/01/2030	12,500	12,600
6.625% due 07/31/2026	10,000	11,100
TripAdvisor, Inc. 7.000% due 07/15/2025	6,000	6,336
Triumph Group, Inc.
6.250% due 09/15/2024	7,000	7,051
7.750% due 08/15/2025 (j)(k)	7,000	6,955
8.875% due 06/01/2024	8,850	9,662
Twilio, Inc.
3.625% due 03/15/2029	7,800	7,881
3.875% due 03/15/2031	8,425	8,519
Twitter, Inc. 3.875% due 12/15/2027	7,000	7,305
U.S. Foods, Inc.
4.625% due 06/01/2030	5,925	6,001
4.750% due 02/15/2029	20,000	20,358
6.250% due 04/15/2025	11,500	11,987
Uber Technologies, Inc. 4.500% due 08/15/2029	22,500	22,955
Unifrax Escrow Issuer Corp.
5.250% due 09/30/2028	10,000	10,127
7.500% due 09/30/2029	4,000	4,046
United Airlines, Inc.
4.375% due 04/15/2026	10,000	10,441
4.625% due 04/15/2029	23,350	24,128
United Rentals North America, Inc.
3.875% due 02/15/2031	5,000	5,084
4.000% due 07/15/2030	12,500	12,862
5.500% due 05/15/2027	10,000	10,412
Univar Solutions USA, Inc. 5.125% due 12/01/2027	12,500	13,061
Univision Communications, Inc.
4.500% due 05/01/2029	25,000	25,294
5.125% due 02/15/2025	15,000	15,169
6.625% due 06/01/2027	15,000	16,178
9.500% due 05/01/2025	3,000	3,209
UPC Holding BV 5.500% due 01/15/2028	20,000	20,778
USA Compression Partners LP
6.875% due 04/01/2026	5,000	5,205
6.875% due 09/01/2027	3,500	3,701
Veritas U.S., Inc. 7.500% due 09/01/2025	12,500	12,954
Vertiv Group Corp. 4.125% due 11/15/2028	20,600	20,841
ViaSat, Inc.
5.625% due 09/15/2025	10,000	10,062
5.625% due 04/15/2027	1,500	1,548
6.500% due 07/15/2028	8,000	8,031
Viavi Solutions, Inc. 3.750% due 10/01/2029	6,000	6,008
Victoria's Secret & Co. 4.625% due 07/15/2029	7,250	7,424
Viking Cruises Ltd.
7.000% due 02/15/2029	8,000	8,034
13.000% due 05/15/2025	10,000	11,331
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029	7,000	7,001
Vine Energy Holdings LLC 6.750% due 04/15/2029	28,000	30,429
Virgin Media Finance PLC 5.000% due 07/15/2030 (j)(k)	10,000	9,966
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	13,103
5.500% due 05/15/2029	10,000	10,576
Vmed O2 UK Financing PLC
4.250% due 01/31/2031	16,000	15,706
4.750% due 07/15/2031	15,000	15,215
WESCO Distribution, Inc.
7.125% due 06/15/2025	18,000	19,103
7.250% due 06/15/2028	18,000	19,763
Western Midstream Operating LP
5.300% due 02/01/2030	10,000	11,010
5.450% due 04/01/2044	12,500	14,955
6.500% due 02/01/2050	25,000	29,600
White Cap Buyer LLC 6.875% due 10/15/2028	23,000	24,010
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	8,250	8,477

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

Williams Scotsman International, Inc. 4.625% due 08/15/2028	8,875	9,176
WMG Acquisition Corp.
3.000% due 02/15/2031	20,000	19,179
3.750% due 12/01/2029	10,000	9,991
3.875% due 07/15/2030	15,000	15,265
WR Grace Holdings LLC
4.875% due 06/15/2027	10,000	10,284
5.625% due 10/01/2024	9,000	9,484
5.625% due 08/15/2029	12,375	12,700
WW International, Inc. 4.500% due 04/15/2029	12,000	11,505
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	10,000	10,316
Wynn Las Vegas LLC
5.250% due 05/15/2027 (j)(k)	14,000	14,328
5.500% due 03/01/2025	14,000	14,439
Wynn Macau Ltd.
5.125% due 12/15/2029	5,000	4,550
5.500% due 01/15/2026	400	376
5.625% due 08/26/2028	2,000	1,855
Wynn Resorts Finance LLC 5.125% due 10/01/2029	8,000	8,132
XPO Logistics, Inc. 6.250% due 05/01/2025	17,500	18,332
Yum! Brands, Inc.
3.625% due 03/15/2031	12,500	12,472
4.625% due 01/31/2032	12,500	13,305
4.750% due 01/15/2030	7,000	7,588
6.875% due 11/15/2037	5,250	6,661
7.750% due 04/01/2025	2,000	2,110
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	20,000	19,738
6.125% due 03/01/2028	15,000	14,798
Ziff Davis, Inc. 4.625% due 10/15/2030	9,561	9,822
Ziggo Bond Co. BV 5.125% due 02/28/2030	10,950	11,021
Ziggo BV
4.875% due 01/15/2030	15,000	15,408
5.500% due 01/15/2027	14,162	14,568
ZoomInfo Technologies LLC 3.875% due 02/01/2029	10,000	9,929

		7,653,402

UTILITIES 5.9%
Antero Midstream Partners LP
5.375% due 06/15/2029	10,000	10,567
5.750% due 03/01/2027	5,000	5,186
Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	8,264
7.625% due 12/15/2025	6,500	6,897
Calpine Corp.
3.750% due 03/01/2031	15,000	14,480
4.500% due 02/15/2028	7,750	8,054
4.625% due 02/01/2029	3,500	3,457
5.000% due 02/01/2031	10,000	10,015
5.125% due 03/15/2028 (j)(k)	10,000	10,168
5.250% due 06/01/2026	4,511	4,634
Clearway Energy Operating LLC
3.750% due 01/15/2032	7,000	6,958
4.750% due 03/15/2028	14,500	15,264
Crestwood Midstream Partners LP
5.625% due 05/01/2027	10,000	10,198
6.000% due 02/01/2029	6,000	6,241
CrownRock LP 5.625% due 10/15/2025	20,000	20,473
Embarq Corp. 7.995% due 06/01/2036	7,500	8,412
Endeavor Energy Resources LP
5.750% due 01/30/2028	24,150	25,780
6.625% due 07/15/2025	7,050	7,468
FirstEnergy Corp.
2.250% due 09/01/2030	10,000	9,641
3.400% due 03/01/2050	2,275	2,235
4.400% due 07/15/2027	1,860	2,005
5.350% due 07/15/2047	4,000	4,766
Genesis Energy LP
6.250% due 05/15/2026	5,000	4,880
6.500% due 10/01/2025	2,000	1,977
7.750% due 02/01/2028	2,000	2,018
8.000% due 01/15/2027	11,500	11,864
Lumen Technologies, Inc.
4.000% due 02/15/2027	6,325	6,425
4.500% due 01/15/2029	3,750	3,634

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

5.800% due 03/15/2022	10,000	10,088
7.500% due 04/01/2024	10,000	10,962
NRG Energy, Inc.
3.375% due 02/15/2029	8,750	8,587
3.625% due 02/15/2031	10,000	9,767
3.875% due 02/15/2032	14,375	14,110
5.250% due 06/15/2029	7,750	8,314
6.625% due 01/15/2027	4,421	4,601
NSG Holdings LLC 7.750% due 12/15/2025	11,407	12,242
Pacific Gas & Electric Co. 2.500% due 02/01/2031	3,000	2,861
PG&E Corp.
5.000% due 07/01/2028 (j)(k)	5,000	5,268
5.250% due 07/01/2030	10,000	10,505
Sprint Capital Corp.
6.875% due 11/15/2028	14,000	17,734
8.750% due 03/15/2032	25,000	37,542
Sprint Corp.
7.125% due 06/15/2024	20,000	22,478
7.625% due 02/15/2025	25,000	28,782
7.875% due 09/15/2023	35,000	38,595
Talen Energy Supply LLC
6.625% due 01/15/2028	3,000	2,637
7.250% due 05/15/2027	5,875	5,205
7.625% due 06/01/2028	4,000	3,566
Tallgrass Energy Partners LP
5.500% due 01/15/2028	10,000	9,927
6.000% due 12/31/2030	4,875	4,883
7.500% due 10/01/2025	4,250	4,605
Targa Resources Partners LP
4.000% due 01/15/2032	10,000	10,467
4.875% due 02/01/2031	12,500	13,596
5.000% due 01/15/2028	12,000	12,664
5.500% due 03/01/2030	12,500	13,677
5.875% due 04/15/2026	5,000	5,224
6.500% due 07/15/2027	7,000	7,512
6.875% due 01/15/2029	10,000	11,202
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	10,783
7.200% due 07/18/2036	5,000	5,741
TerraForm Power Operating LLC
4.250% due 01/31/2023	10,000	10,236
4.750% due 01/15/2030	7,500	7,874
5.000% due 01/31/2028	15,000	15,909
Transocean Poseidon Ltd. 6.875% due 02/01/2027	5,000	4,836
Transocean Proteus Ltd. 6.250% due 12/01/2024	4,250	4,199

		639,140

Total Corporate Bonds & Notes (Cost $8,931,618)		9,257,163

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 2.584% due 10/25/2035 ^~	16	14
Countrywide Home Loan Mortgage Pass-Through Trust 2.979% due 02/20/2036 ^~	37	31
First Horizon Alternative Mortgage Securities Trust 2.313% due 10/25/2034 ~	9	9
GreenPoint Mortgage Funding Trust
0.302% due 12/25/2046 ^•	280	274
0.502% due 10/25/2046 ^•	293	266
GSR Mortgage Loan Trust 2.459% due 04/25/2035 ~	7	7
HarborView Mortgage Loan Trust 2.548% due 08/19/2036 ^~	19	19
Lehman XS Trust 0.582% due 09/25/2046 ^•	12	14
Residential Accredit Loans, Inc. Trust 4.374% due 09/25/2035 ^~	8	7
Structured Asset Mortgage Investments Trust
0.522% due 05/25/2036 •	563	498
0.604% due 07/19/2035 •	12	12
TBW Mortgage-Backed Trust 6.515% due 07/25/2037 þ	164	90
WaMu Mortgage Pass-Through Certificates Trust 0.922% due 12/25/2045 •	113	111

Total Non-Agency Mortgage-Backed Securities (Cost $1,126)		1,352

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 0.822% due 04/25/2037 •	259	105

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

NovaStar Mortgage Funding Trust 0.202% due 03/25/2037 •	60	29

Total Asset-Backed Securities (Cost $252)		134

	SHARES
COMMON STOCKS 0.4%
ENERGY 0.1%
Noble Corp. (c)(d)(i)	470,339	11,669

INDUSTRIALS 0.0%
Diamond Offshore Drilling, Inc. «	57,365	280
Noble Corp. (d)	73,206	1,816

		2,096

MATERIALS 0.3%
Associated Materials Group, Inc. «(i)	3,684,112	25,715

Total Common Stocks (Cost $28,544)		39,480

SHORT-TERM INSTRUMENTS 8.8%
REPURCHASE AGREEMENTS (j) 6.4%		705,151

U.S. TREASURY BILLS 1.1%
0.055% due 02/01/2022 - 03/24/2022 (a)(e)(f)(m)(o)	121,331	121,328

U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
0.054% due 03/15/2022 - 03/22/2022 (e)(f)	140,000	139,984

Total Short-Term Instruments (Cost $966,460)		966,463

Total Investments in Securities (Cost $10,366,560)		10,699,636

INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	58,879,245	572,189

Total Short-Term Instruments (Cost $578,063)		572,189

Total Investments in Affiliates (Cost $578,063)		572,189

Total Investments 103.1% (Cost $10,944,623)		$11,271,825
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $77,189)		5,899
Other Assets and Liabilities, net (3.1)%		(341,829)

Net Assets 100.0%		$10,935,895

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$23,394	$25,715	0.24%
Noble Corp.	02/05/2021-02/08/2021	5,150	11,669	0.11
Occidental Petroleum Corp.5.500% due 12/01/2025	12/08/2020	10,000	11,104	0.10
Occidental Petroleum Corp.6.125% due 01/01/2031	12/08/2020	2,000	2,433	0.02

$40,544	$50,921	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.040%	12/31/2021	01/03/2022	$270,000	U.S. Treasury Notes 0.250% due 08/31/2025	$(275,657)	$270,000	$270,001
BRC	0.040	01/03/2022	01/04/2022	289,400	U.S. Treasury Bonds 4.500% due 05/15/2038	(294,555)	289,400	289,400
FICC	0.000	12/31/2021	01/03/2022	28,351	U.S. Treasury Notes 1.250% due 03/31/2028	(28,918)	28,351	28,351
SAL	0.040	12/31/2021	01/03/2022	117,400	U.S. Treasury Notes 2.500% due 08/15/2023	(120,670)	117,400	117,400

Total Repurchase Agreements	$(719,800)	$705,151	$705,152

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.950)%	11/05/2021	TBD(3)	$(8,071)	$(8,032)
(0.500)	11/12/2021	TBD(3)	(4,631)	(4,627)
(0.375)	11/10/2021	TBD(3)	(7,994)	(7,990)
FBF	(0.750)	10/22/2021	TBD(3)	(4,187)	(4,181)
JML	(0.500)	11/10/2021	01/10/2022	(1,881)	(1,880)
(0.325)	11/08/2021	01/06/2022	(1,499)	(1,498)
(0.325)	12/01/2021	01/28/2022	(1,429)	(1,429)
(0.250)	11/08/2021	01/10/2022	(2,422)	(2,421)
(0.200)	10/28/2021	01/06/2022	(3,659)	(3,658)
(0.125)	11/08/2021	01/10/2022	(5,634)	(5,633)
(0.100)	10/28/2021	01/06/2022	(6,328)	(6,327)
(0.070)	10/28/2021	01/06/2022	(5,203)	(5,203)
(0.070)	11/08/2021	01/10/2022	(36,928)	(36,924)
(0.070)	11/24/2021	01/24/2022	(26,793)	(26,791)
(0.070)	12/01/2021	01/28/2022	(1,957)	(1,957)
(0.070)	12/03/2021	01/20/2022	(5,356)	(5,355)
JPS	(0.100)	11/08/2021	01/10/2022	(2,355)	(2,354)
NOM	(0.250)	10/22/2021	TBD(3)	(3,046)	(3,044)
RDR	(0.100)	01/29/2021	TBD(3)	(7,632)	(7,625)

Total Reverse Repurchase Agreements	$(136,929)

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

(j)	Securities with an aggregate market value of $166,005 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(115,035) at a weighted average interest rate of (0.197%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$50,000	$4,471	$(3)	$4,468	$69	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	360,000	35,845	(2,477)	33,368	608	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	400,000	36,948	643	37,591	723	0

Total Swap Agreements	$77,264	$(1,837)	$75,427	$1,400	$0

(l)

Securities with an aggregate market value of $9,111 and cash of $54,353 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	CAD	7,150	$5,710	$57	$0
BPS	01/2022	GBP	17,667	23,394	0	(520)
MYI	02/2022	$1,223	CHF	1,122	10	0
SCX	01/2022	EUR	46,167	$52,042	0	(519)
02/2022	46,167	52,531	0	(60)
02/2022	GBP	17,667	23,927	16	0

Total Forward Foreign Currency Contracts	$83	$(1,099)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.213% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	$102,700	$(25)	$2,169	$2,144	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	32,800	(9)	430	421	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	108,200	(27)	1,980	1,953	0
Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	56,300	(14)	1,011	997	0

Total Swap Agreements	$(75)	$5,590	$5,515	$0

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2021 (Unaudited)

(n)

Securities with an aggregate market value of $371 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$435,044	$0	$435,044
Corporate Bonds & Notes
Banking & Finance	0	964,621	0	964,621
Industrials	0	7,653,314	88	7,653,402
Utilities	0	639,140	0	639,140
Non-Agency Mortgage-Backed Securities	0	1,352	0	1,352
Asset-Backed Securities	0	134	0	134
Common Stocks
Energy	11,669	0	0	11,669
Industrials	0	1,816	280	2,096
Materials	0	0	25,715	25,715
Short-Term Instruments
Repurchase Agreements	0	705,151	0	705,151
U.S. Treasury Bills	0	121,328	0	121,328
U.S. Treasury Cash Management Bills	0	139,984	0	139,984

	$11,669	$10,661,884	$26,083	$10,699,636
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$572,189	$0	$0	$572,189

Total Investments	$583,858	$10,661,884	$26,083	$11,271,825

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,400	0	1,400
Over the counter	0	5,598	0	5,598

	$0	$6,998	$0	$6,998
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,099)	$0	$(1,099)

Total Financial Derivative Instruments	$0	$5,899	$0	$5,899

Totals	$583,858	$10,667,783	$26,083	$11,277,724

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.5% ¤
CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 0.6%
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	$40,000	$13,046
VM Fund LLC 8.625% due 02/28/2031 «	6,500	6,390

		19,436

INDUSTRIALS 1.0%
AdventHealth Obligated Group 2.795% due 11/15/2051	4,000	3,910
CAN Community Health, Inc. 8.500% due 03/01/2028	5,850	6,493
Tower Health 4.451% due 02/01/2050	14,189	12,862
Wild Rivers Water Park 8.500% due 11/01/2051	7,500	7,605

		30,870

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.250% due 06/15/2023	50	51
3.300% due 03/15/2027	200	204
3.300% due 12/01/2027	100	102
3.450% due 07/01/2025	100	104
3.750% due 07/01/2028	100	104
3.850% due 11/15/2023	150	155
4.250% due 08/01/2023	100	103
4.550% due 07/01/2030	550	595
4.950% due 07/01/2050	550	600
Talen Energy Supply LLC 6.500% due 06/01/2025	5,575	2,224

		4,242

Total Corporate Bonds & Notes (Cost $54,668)		54,548

MUNICIPAL BONDS & NOTES 90.1%
ALABAMA 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	857
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	14,200	17,275
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,916
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (e)	7,000	7,249
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (e)	9,675	10,012
6.500% due 10/01/2053	11,550	13,247
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	2,000	2,959
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.916% (US0001M) due 06/01/2049 ~	2,000	2,019
0.966% (US0001M) due 04/01/2049 ~	3,000	3,028
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	4,645	4,924

		63,486

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	58

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	21,180	4,718

		4,776

ARIZONA 1.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	866
4.500% due 01/01/2049	2,400	2,271
4.750% due 01/01/2039	1,000	842
5.000% due 01/01/2040	1,045	905
5.000% due 01/01/2043	1,000	847
5.000% due 01/01/2049	4,265	3,603
5.000% due 01/01/2054	11,800	11,977
5.125% due 01/01/2054	2,365	2,157
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	10,000	12,090
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2022	430	430
5.000% due 01/01/2023	455	429
5.000% due 01/01/2024	480	446
5.000% due 01/01/2025	500	463
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,198
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,812
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,910
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	8,320	10,158
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,450

		59,854

ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	8,500	9,363

CALIFORNIA 7.8%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	3,845	4,239
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	11,750	12,497
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,250	2,320
4.000% due 08/01/2047	6,000	5,981
4.000% due 02/01/2056	3,500	3,564
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,480	1,482
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 5.000% due 06/01/2049	1,000	1,209
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,842
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (f)	23,750	28,405
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	3,000	3,591
4.000% due 04/01/2038	7,225	8,615
4.000% due 04/01/2040	1,000	1,184
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,385	632
4.125% due 01/01/2035	500	536
5.000% due 01/01/2055	1,000	1,120
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.000% due 01/01/2061 (c)	13,000	1,098
California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,147
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,833
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	1,194
California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	210
5.000% due 12/01/2054	1,000	1,174
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	5,700	6,545
California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,495	3,699
5.000% due 12/01/2030	105	127
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,086

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,713
California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(b)	6,000	300
7.500% due 12/01/2040	500	417
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	3,000	3,433
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	817
5.000% due 06/01/2046	2,590	2,804
5.000% due 08/01/2046	1,500	1,684
5.000% due 06/01/2051	1,000	1,081
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,145
5.250% due 12/01/2056	5,850	6,774
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,300
5.500% due 12/01/2058	5,000	6,125
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	7,310	7,341
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,264
5.000% due 09/01/2034	1,300	1,341
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	10,000	10,354
4.000% due 10/01/2056	7,500	7,813
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,295
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 5.500% due 01/15/2053	6,250	6,418
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,232
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	156,505	30,770
3.850% due 06/01/2050	7,000	7,128
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,530	2,966
5.000% due 07/01/2061	6,000	6,938
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	2,407
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,122
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,686
San Francisco, California Special Tax District, City & County Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,250	1,421
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,657
6.250% due 10/01/2040	1,000	1,104
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	18,000	4,447
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	4,008
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	2,091

		240,227

COLORADO 1.8%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	6,013
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (f)	3,000	3,446
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	1,250	1,312
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,581
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	5,000	5,716
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	1,165
4.000% due 09/01/2050	2,800	3,251
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (f)	7,000	8,013
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,023
6.000% due 12/01/2046	1,450	1,483
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	3,009
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	951
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,752
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,300	4,346

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2036	850	877
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,576
7.500% due 12/15/2047	2,000	2,075
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	2,212
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,339

		55,140

CONNECTICUT 0.3%
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2036	2,300	2,894
Connecticut State General Obligation Bonds, Series 2020
4.000% due 06/01/2036	1,800	2,164
4.000% due 06/01/2037	1,000	1,200
4.000% due 06/01/2039	1,200	1,434
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2055	1,750	1,930

		9,622

DELAWARE 0.0%
Delaware State Economic Development Authority Revenue Bonds, Series 2012 5.000% due 09/01/2042	425	428

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	1,066
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	50	55

		1,121

FLORIDA 3.2%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,076
8.000% due 10/01/2046	1,250	1,345
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	1,331
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	825
5.000% due 07/01/2043 ^(b)	950	237
5.250% due 07/01/2048 ^(b)	900	225
7.500% due 07/01/2053 ^(b)	1,000	30
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,900
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,699
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	5,600	5,713
6.500% due 01/01/2049	3,790	3,876
7.375% due 01/01/2049	18,500	20,205
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(b)	500	245
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	2,135
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	3,442
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (c)	1,000	781
0.000% due 10/01/2033 (c)	1,680	1,262
0.000% due 10/01/2035 (c)	1,250	869
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014 7.500% due 06/01/2049	1,000	1,049
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	1,000	1,179
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,500	11,899
Pompano Beach, Florida General Obligation Bonds, Series 2018 4.000% due 07/01/2043	6,000	6,907
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,250	3,520
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	8,375
Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.750% due 11/15/2054	4,315	4,824
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (f)	3,000	3,635
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	552
0.000% due 09/01/2041 (c)	1,000	527
4.000% due 07/01/2045	3,000	3,456

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,490	1,577

		98,696

GEORGIA 2.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	1,600	1,149
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2032	1,000	1,282
5.000% due 07/01/2034	1,000	1,278
5.000% due 07/01/2036	1,650	2,098
5.000% due 07/01/2038	1,000	1,267
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,697
4.125% due 11/01/2045	2,000	2,269
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	7,315	9,158
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,600	2,759
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.125% due 03/01/2052	1,620	1,575
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	15,035	16,530
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,260
5.000% due 01/01/2049	11,000	13,361
5.000% due 01/01/2059	2,000	2,425
5.000% due 01/01/2063	3,300	3,998
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,517
5.000% due 01/01/2050	1,250	1,566

		75,189

GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,713

ILLINOIS 11.8%
Belleville, Illinois Tax Allocation Bonds, Series 2007 5.700% due 05/01/2036	1,000	1,012
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,872
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	6,999
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,920
5.000% due 12/01/2032	4,000	4,858
5.000% due 12/01/2046	7,000	8,329
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2035	2,660	3,334
5.000% due 12/01/2036	4,100	5,132
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,363
Chicago Board of Education, Illinois General Obligation Notes, Series 2019
0.000% due 12/01/2025 (c)	2,640	2,520
0.000% due 12/01/2026 (c)	2,700	2,525
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,871
5.000% due 01/01/2048	9,300	11,320
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,606
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,250	1,440
4.000% due 12/01/2055	1,500	1,702
5.000% due 12/01/2055	2,500	3,054
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2037	7,035	7,985
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,799
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	1,635	1,635
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2030	890	965
5.250% due 01/01/2033	4,250	4,634
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,822
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2029	4,000	4,861
5.625% due 01/01/2030	10,000	12,120
5.750% due 01/01/2034	3,120	3,786
6.000% due 01/01/2038	13,000	15,848
Chicago, Illinois General Obligation Bonds, Series 2021 4.000% due 01/01/2049	2,201	2,501

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Chicago, Illinois General Obligation Notes, Series 2020 5.000% due 01/01/2030	5,780	7,164
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	7,500	7,687
5.000% due 11/01/2042	4,000	4,138
Exceptional Children Have Opportunities, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2036	680	774
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,904
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,835
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	2,083
5.125% due 02/15/2045 ^(b)	3,000	2,295
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043 ^(b)	817	2
5.000% due 12/01/2053 ^(b)	583	1
5.800% due 12/01/2053 ^(b)	965	0
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	2,148
5.000% due 11/01/2035	4,900	5,516
5.000% due 11/01/2040	1,100	1,228
5.000% due 11/01/2049	1,700	1,874
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2039	5,370	6,410
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2045	3,830	4,340
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,702
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	2,550	2,804
5.000% due 02/01/2026	2,000	2,180
5.250% due 02/01/2029	845	924
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,178
4.000% due 06/01/2032	3,170	3,517
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,202
5.000% due 12/01/2038	1,000	1,191
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,720
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2033	20,000	23,494
4.125% due 10/01/2036	2,000	2,353
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	3,005
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	5,000	5,192
5.000% due 11/01/2025	4,195	4,850
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	5,249
Illinois State General Obligation Notes, Series 2019 5.000% due 11/01/2026	10,000	11,871
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	3,467
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,115	3,307
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,704
3.000% due 06/15/2033	2,785	2,933
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	10,000	11,693
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	5,190	5,300
Illinois State Revenue Notes, Series 2016 4.000% due 06/15/2025	155	172
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	2,000	2,579
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	10,000	12,691
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	5,492
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (c)	4,000	3,052
0.000% due 06/15/2035 (c)	5,000	3,707
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (e)	2,500	2,155
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 4.000% due 12/15/2047 (a)	19,500	22,228
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	3,500	4,247
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	9,000	9,058

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	775

		362,204

INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	5,500	5,866
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,500	5,866
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	29,725	26,819
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,074

		39,625

IOWA 0.9%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.158% due 08/15/2032	7,625	7,625
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.193% due 08/15/2029	9,920	9,920
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	1,847	2,084
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	51,820	9,663

		29,292

KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,520	757
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	522
5.250% due 12/01/2036	500	523
5.375% due 12/01/2046	1,125	1,166
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018 4.500% due 06/01/2040	1,060	1,113

		4,081

KENTUCKY 1.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	2,446
6.250% due 11/15/2046	1,150	1,200
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	5,670	6,231
Kentucky Economic Development Finance Authority Revenue Notes, Series 2021 4.250% due 07/01/2031	2,130	2,272
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,137
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	6,505	7,144
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,250	1,469
4.000% due 11/01/2038	350	411
5.000% due 11/01/2032	2,815	3,517
Kentucky State Property & Building Commission Revenue Notes, Series 2019 5.000% due 11/01/2023	1,555	1,685
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	1,074
Trimble County, Kentucky Revenue Bonds, Series 2016 1.300% due 09/01/2044	4,250	4,290

		33,876

LOUISIANA 1.0%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (f)	7,000	7,963
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	5,600	7,395
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	5,122
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	3,320	3,375
2.100% due 06/01/2037	1,540	1,589
2.125% due 06/01/2037	4,000	4,129

		29,573

MAINE 0.4%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033 ^(b)	2,000	1,100
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	4,000	4,281

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	6,180

		11,561

MARYLAND 0.5%
Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.250% due 07/01/2050	1,400	1,585
5.000% due 07/01/2050	1,150	1,383
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	3,745	3,981
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	1,000	1,143
4.000% due 09/01/2050	3,000	3,399
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2051	1,000	1,143
4.000% due 06/01/2055	1,250	1,424

		14,058

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	4,161

MICHIGAN 2.6%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	7,005	8,553
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	17,000	16,230
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021
5.000% due 01/01/2046	2,000	2,622
5.000% due 01/01/2051	2,500	3,261
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007 5.000% due 11/01/2036	1,200	1,200
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,900
5.000% due 07/01/2033	2,000	2,216
5.000% due 07/01/2044	4,500	4,608
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	3,000	3,537
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	4,037
4.000% due 12/01/2049	4,145	4,809
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	4,657
4.800% due 09/01/2040	235	250
5.000% due 09/01/2050	380	404
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	3,120
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	135	143
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	43,000	5,637
0.000% due 06/01/2058 (c)	145,250	7,433

		81,617

MINNESOTA 0.3%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	881
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	5,000	5,735
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	625
5.000% due 05/01/2053	2,500	2,627

		9,868

MISSOURI 0.4%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	335
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	224
5.550% due 10/01/2036	45	38
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	7,000	8,143
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,557

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,355	2,659

		12,956

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	125
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,622

		1,747

NEBRASKA 0.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,162

NEVADA 0.7%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020 4.000% due 06/15/2039	1,415	1,678
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,602
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,404	2,354
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	4,441
Reno, Nevada Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 06/01/2034 (c)	2,050	1,360
0.000% due 06/01/2036 (c)	2,835	1,701
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	38,500	5,940

		21,076

NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2051	2,500	2,702
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,000	9,683

		12,385

NEW JERSEY 4.0%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017 5.000% due 03/01/2037	1,500	1,779
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,115	1,216
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005 5.500% due 09/01/2029	5,055	6,649
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,716
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	6,095
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	17,000	20,347
5.250% due 09/01/2027	17,555	21,600
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,689
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2045	4,950	5,861
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	8,000	9,709
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,819
5.250% due 06/15/2041	1,000	1,142
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	2,328
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	2,000	2,456
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,744
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	6,210
5.000% due 06/01/2046	13,505	15,736
5.250% due 06/01/2046	4,000	4,781
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	6,104

		121,981

NEW MEXICO 0.2%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	5,000	5,676

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NEW YORK 9.6%
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	3,000	3,427
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	6,500	7,173
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2051	1,500	1,789
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (f)	1,750	1,871
Huntington Local Development Corp., New York Revenue Notes, Series 2021 4.000% due 07/01/2027	5,000	5,267
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 5.000% due 11/15/2044	6,000	7,321
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,170
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	4,415	5,328
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	7,500	8,536
Metropolitan Transportation Authority, New York Revenue Notes, Series 2018 5.000% due 11/15/2026	2,200	2,617
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 05/15/2022	11,680	11,884
5.000% due 09/01/2022	6,365	6,564
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	5,705	5,992
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,500	1,951
5.000% due 12/01/2033	1,000	1,296
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,735	9,355
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	3,000	3,089
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (f)	2,000	2,127
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2036	6,555	8,184
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2037	4,000	4,776
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020
4.000% due 12/01/2033	500	606
4.000% due 12/01/2034	2,000	2,414
New York City Water & Sewer System, New York Revenue Bonds, Series 2021 4.000% due 06/15/2045	5,065	6,085
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	133,600	14,862
0.000% due 06/01/2060 (c)	210,000	10,113
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	6,125	8,658
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	13,675	14,991
5.375% due 11/15/2040	4,000	4,452
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	4,440	4,960
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	6,000	6,911
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	4,625	5,887
5.000% due 03/15/2042	4,000	4,941
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2037	7,500	9,137
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	6,000	7,227
5.000% due 01/01/2033	6,750	8,103
5.000% due 01/01/2036	1,500	1,791
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	16,500	19,122
5.000% due 10/01/2040	1,885	2,322
5.250% due 08/01/2031	8,985	10,751
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,508
5.000% due 01/01/2028	1,000	1,224
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	3,200	3,319
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 5.000% due 10/15/2029	5,000	5,766
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	4,143
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	12,695	12,721
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	5,005
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,547

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 06/01/2034	1,500	1,783
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,005
5.250% due 09/15/2053	2,500	2,506

		294,577

NORTH DAKOTA 0.3%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	7,940	8,024

OHIO 4.3%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,500	7,644
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	3,175	3,254
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	116,375	19,278
4.000% due 06/01/2048	9,900	11,140
5.000% due 06/01/2055	21,525	25,015
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,367
5.000% due 12/01/2035	1,200	1,397
5.000% due 12/01/2037	650	753
5.000% due 12/01/2039	1,425	1,643
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	6,675
Hamilton County, Ohio Revenue Bonds, Series 2012 5.500% due 06/01/2042	5,000	5,109
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	385
6.750% due 12/01/2052 ^(b)	650	227
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,985	1,465
6.250% due 04/01/2049 ^(b)	6,520	3,196
Northeast Ohio Medical University Revenue Bonds, Series 2021
4.000% due 12/01/2035	300	348
4.000% due 12/01/2045	225	255
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	6,495	6,720
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,844
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 2.875% due 02/01/2026	5,000	5,258
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,500	4,100
Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	1,152
4.000% due 11/15/2040	1,110	1,270
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (f)	5,000	5,800
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.375% due 06/01/2033	1,000	1,011
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	6,500	7,473
Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	2,000	2,314
13.000% due 12/01/2027	2,700	2,993

		131,086

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	7,500	7,525
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,750	1,758
Oklahoma Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,000	3,412
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	1
6.875% due 11/01/2046 ^(b)	1,081	3
7.000% due 11/01/2051 ^(b)	2,163	5

		12,704

OREGON 0.7%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,638
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	385
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2045 (f)	5,000	5,851
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	26,000	1,560

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,230	494
Oregon State Business Development Commission Revenue Bonds, Series 2020 0.000% due 04/01/2037 ^(b)(e)	2,545	153
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2040	1,750	2,182
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	7,500	9,545

		21,808

PENNSYLVANIA 3.0%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,280	8,590
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,222
5.000% due 06/01/2035	4,000	4,861
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,796
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (f)	6,000	7,160
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050 (f)	9,000	10,312
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,970
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,985	3,320
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,484
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.109% (US0001M) due 08/15/2048 ~	2,000	2,012
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,270	2,415
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	16,000	19,670
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 06/01/2036	5,750	6,749
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2042	1,550	1,858
4.000% due 12/01/2043	5,000	5,884
4.000% due 12/01/2045	4,000	4,645
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,725
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	833

		92,506

PUERTO RICO 10.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	194,500	12,822
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,745	1,730
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.000% due 07/01/2035 ^(b)	3,400	3,379
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	560	550
5.500% due 07/01/2032 ^(b)	11,220	11,094
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 6.500% due 07/01/2040 ^(b)	4,000	4,025
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	11,240	10,130
5.125% due 07/01/2037 ^(b)	16,520	15,302
5.500% due 07/01/2039 ^(b)	6,000	5,662
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 1.000% due 01/01/2045 ^(b)	32,500	31,362
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	26,684	25,483
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	5,000	5,118
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^(b)	5,000	662
6.300% due 07/01/2038 ^(b)	2,000	265
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	2,895	2,933
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.608% (US0003M) due 07/01/2029 ~	9,245	9,238
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	10
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022 ^(b)	50	50
5.000% due 07/01/2026 ^(b)	10	10
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008 5.375% due 07/01/2024 ^(b)	55	55
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	95

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.875% due 07/01/2023 ^(b)	75	71
4.500% due 07/01/2023 ^(b)	15	15
4.600% due 07/01/2024 ^(b)	50	50
4.625% due 07/01/2025 ^(b)	35	35
4.750% due 07/01/2026 ^(b)	245	244
4.750% due 07/01/2027 ^(b)	50	50
5.000% due 07/01/2022 ^(b)	35	35
5.000% due 07/01/2024 ^(b)	50	50
5.000% due 07/01/2025 ^(b)	25	25
5.000% due 07/01/2026 ^(b)	65	65
5.250% due 07/01/2022 ^(b)	420	421
5.250% due 07/01/2025 ^(b)	25	25
5.250% due 07/01/2026 ^(b)	670	672
5.250% due 07/01/2027 ^(b)	140	140
5.250% due 07/01/2031 ^(b)	30	30
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	21
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 1998
4.750% due 07/01/2038 ^(b)	1,030	610
5.000% due 07/01/2022 ^(b)	995	164
5.000% due 07/01/2038 ^(b)	10	6
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2022 ^(b)	265	157
5.000% due 07/01/2023 ^(b)	390	64
5.000% due 07/01/2028 ^(b)	8,000	1,320
5.000% due 07/01/2033 ^(b)	1,695	1,004
5.000% due 07/01/2042 ^(b)	13,320	7,892
5.450% due 07/01/2035	655	388
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2022 ^(b)	1,500	889
5.000% due 07/01/2024 ^(b)	145	86
5.000% due 07/01/2025 ^(b)	90	53
5.000% due 07/01/2026 ^(b)	5,305	3,143
5.000% due 07/01/2027 ^(b)	355	210
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022 ^(b)	1,000	592
5.000% due 07/01/2023 ^(b)	945	560
5.000% due 07/01/2025 ^(b)	255	151
5.000% due 07/01/2026 ^(b)	280	166
5.000% due 07/01/2032 ^(b)	810	480
5.000% due 07/01/2046 ^(b)	19,525	11,569
5.500% due 07/01/2022 ^(b)	25	15
5.500% due 07/01/2023 ^(b)	170	101
5.500% due 07/01/2024 ^(b)	2,670	1,582
Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2005
5.000% due 07/01/2037 ^(b)	1,485	726
5.000% due 07/01/2041 ^(b)	34,500	16,862
Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2006 5.000% due 07/01/2046 ^(b)	14,700	7,185
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	13,825	15,311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	56,273	19,194
0.000% due 07/01/2051 (c)	97,200	23,937
4.750% due 07/01/2053	15,006	17,183
5.000% due 07/01/2058	3,946	4,578
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,550	1,750
4.784% due 07/01/2058	33,924	38,915

		318,767

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	2,123
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,000	4,440
5.000% due 06/01/2050	2,500	2,749

		9,312

SOUTH CAROLINA 0.8%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (f)	7,650	8,867
5.000% due 12/01/2046	4,000	4,988
South Carolina Public Service Authority Revenue Bonds, (BABs), Series 2010 6.454% due 01/01/2050	2,500	3,970
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.125% due 12/01/2043	200	217
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	5,040	5,738
South Carolina Public Service Authority Revenue Bonds, Series 2016 4.000% due 12/01/2041	200	222

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

		24,002

TENNESSEE 1.0%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	2,074
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047 ^(b)	4,600	1,242
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	800
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	1,062
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 4.000% due 06/01/2051	1,100	1,142
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 0.070% due 06/01/2042	7,115	7,115
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	9,750	10,488
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,742
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,630	1,695
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	4,000	4,416

		31,776

TEXAS 5.2%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	5,560	5,535
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	3,092
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2021 5.000% due 11/15/2037	2,000	2,690
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	554
9.000% due 03/01/2039	16,130	19,072
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 6.500% due 07/01/2026	12,750	13,156
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,427
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 5.000% due 12/01/2047	3,500	4,483
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	7,500	8,799
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 4.750% due 11/15/2046	2,500	2,598
Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/01/2027	1,750	2,048
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	2,126
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,800	2,423
5.250% due 07/01/2036	400	327
5.750% due 07/01/2051	1,000	772
7.000% due 07/01/2051	1,450	1,308
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (f)	500	568
4.000% due 08/15/2035 (f)	1,300	1,477
4.000% due 08/15/2036 (f)	1,100	1,247
4.000% due 08/15/2037 (f)	1,500	1,701
4.000% due 08/15/2040 (f)	4,600	5,218
5.000% due 01/01/2042	500	536
5.000% due 01/01/2047	1,500	1,605
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	454
5.000% due 12/01/2054	250	278
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	9,800	9,997
New Hope Cultural Education Finance Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	80	77
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	7,245
5.000% due 01/01/2048	4,000	4,725
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,746
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	3,075	3,157
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,579
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,000
5.500% due 01/01/2032	500	500
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	104

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	5,727
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,401
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 1.586% (US0003M) due 12/15/2026 ~	5,530	5,531
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2028	2,500	3,097
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 4.000% due 12/31/2037	3,000	3,498
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,453	2,474
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	7,571
University of North Texas System Revenue Bonds, Series 2017 5.000% due 04/15/2038	5,000	6,024
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	2,500	1,364

		159,311

UTAH 0.3%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	7,700	8,001
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,000	2,004

		10,005

VIRGINIA 1.3%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	2,383	2,557
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	358	274
6.050% due 03/01/2044	170	130
6.050% due 03/01/2054 ^(b)	584	105
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,451
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2052	7,440	8,811
5.000% due 12/31/2056	2,000	2,366
Virginia Small Business Financing Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,044
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	16,000	17,484
7.500% due 07/01/2052	4,674	5,017

		40,239

WASHINGTON 1.4%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (f)	6,390	7,359
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,730	3,137
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2050	1,200	1,370
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	9,500	11,027
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (f)	3,500	4,368
5.000% due 10/01/2032 (f)	3,000	3,742
5.000% due 10/01/2033 (f)	3,500	4,365
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	1,275
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	6,943	8,050

		44,693

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	117,010	13,039
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	3,178
4.875% due 06/01/2049	12,500	13,066
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (f)	2,610	2,935
West Virginia Economic Development Authority Revenue Bonds, Series 2021 4.125% due 07/01/2045	1,000	1,054

		33,272

WISCONSIN 4.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015 6.500% due 07/01/2050 ^(b)	1,750	1,195

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	818
6.000% due 06/01/2037	2,000	2,050
6.750% due 08/01/2031	17,500	18,654
7.000% due 11/01/2046 ^(b)	3,500	3,636
7.000% due 01/01/2050	4,750	4,761
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,245
6.375% due 01/01/2048	8,930	6,841
7.000% due 07/01/2048	5,000	4,863
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	5,531
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	4,260	1,913
0.000% due 01/01/2060 (c)	13,000	1,119
5.000% due 01/01/2055	3,500	3,880
5.250% due 03/01/2045	3,325	3,832
5.250% due 03/01/2055	1,000	1,145
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.500% due 06/01/2056	8,000	8,179
5.625% due 06/01/2050	6,500	6,491
6.500% due 09/01/2036	4,920	4,970
6.500% due 06/01/2045	1,400	1,383
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,307
Public Finance Authority, Wisconsin Revenue Notes, Series 2017
5.625% due 08/01/2024	3,000	3,073
6.250% due 08/01/2027	7,000	7,477
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	25,000	11,146
0.000% due 12/15/2055 (c)	14,520	4,244
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (f)	3,000	3,423
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2041	4,000	4,702

		122,878

Total Municipal Bonds & Notes (Cost $2,576,706)		2,775,474

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (g) 0.0%		940

U.S. TREASURY BILLS 0.4%
0.067% due 03/24/2022 (c)(d)	10,900	10,899

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.035% due 03/01/2022 (c)(d)	4,600	4,600

Total Short-Term Instruments (Cost $16,438)		16,439

Total Investments in Securities (Cost $2,647,812)		2,846,461

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III	31,183,849	303,045

Total Short-Term Instruments (Cost $307,171)		303,045

Total Investments in Affiliates (Cost $307,171)		303,045

Total Investments 102.3% (Cost $2,954,983)		$3,149,506
Financial Derivative Instruments (h) (0.0)%(Cost or Premiums, net $0)		(321)
Other Assets and Liabilities, net (2.3)%		(69,047)

Net Assets 100.0%		$3,080,138

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	«						Security valued using significant unobservable inputs (Level 3).
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Coupon represents a yield to maturity.
	(e)						Security becomes interest bearing at a future date.
	(f)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$940	U.S. Treasury Notes 1.250% due 03/31/2028		$(959)	$940	$940

Total Repurchase Agreements							$(959)	$940	$940

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(184) at a weighted average interest rate of (1.000)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

	(h)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022			2,604		$(339,741)	$75	$0	$(163)
U.S. Treasury 30-Year Bond March Futures	03/2022			195		(31,285)	(82)	0	(110)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022			31		(6,111)	23	0	(48)

Total Futures Contracts							$16	$0	$(321)

Cash of $5,176 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
	Banking & Finance				$0	$13,046	$6,390	$19,436
	Industrials				0	30,870	0	30,870
	Utilities				0	4,242	0	4,242
Municipal Bonds & Notes
	Alabama				0	63,486	0	63,486
	Alaska				0	4,776	0	4,776
	Arizona				0	59,854	0	59,854
	Arkansas				0	9,363	0	9,363
	California				0	240,227	0	240,227
	Colorado				0	55,140	0	55,140
	Connecticut				0	9,622	0	9,622
	Delaware				0	428	0	428
	District of Columbia				0	1,121	0	1,121
	Florida				0	98,696	0	98,696

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Georgia	0	75,189	0	75,189
Guam	0	1,713	0	1,713
Illinois	0	362,204	0	362,204
Indiana	0	39,625	0	39,625
Iowa	0	29,292	0	29,292
Kansas	0	4,081	0	4,081
Kentucky	0	33,876	0	33,876
Louisiana	0	29,573	0	29,573
Maine	0	11,561	0	11,561
Maryland	0	14,058	0	14,058
Massachusetts	0	4,161	0	4,161
Michigan	0	81,617	0	81,617
Minnesota	0	9,868	0	9,868
Missouri	0	12,956	0	12,956
Montana	0	1,747	0	1,747
Nebraska	0	5,162	0	5,162
Nevada	0	21,076	0	21,076
New Hampshire	0	12,385	0	12,385
New Jersey	0	121,981	0	121,981
New Mexico	0	5,676	0	5,676
New York	0	294,577	0	294,577
North Dakota	0	8,024	0	8,024
Ohio	0	131,086	0	131,086
Oklahoma	0	12,704	0	12,704
Oregon	0	21,808	0	21,808
Pennsylvania	0	92,506	0	92,506
Puerto Rico	0	318,767	0	318,767
Rhode Island	0	9,312	0	9,312
South Carolina	0	24,002	0	24,002
Tennessee	0	31,776	0	31,776
Texas	0	159,311	0	159,311
Utah	0	10,005	0	10,005
Virginia	0	40,239	0	40,239
Washington	0	44,693	0	44,693
West Virginia	0	33,272	0	33,272
Wisconsin	0	122,878	0	122,878
Short-Term Instruments
Repurchase Agreements	0	940	0	940
U.S. Treasury Bills	0	10,899	0	10,899
U.S. Treasury Cash Management Bills	0	4,600	0	4,600

	$0	$2,840,071	$6,390	$2,846,461
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$303,045	$0	$0	$303,045

Total Investments	$303,045	$2,840,071	$6,390	$3,149,506

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(321)	$0	$(321)

Total Financial Derivative Instruments	$0	$(321)	$0	$(321)

Totals	$303,045	$2,839,750	$6,390	$3,149,185

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO High Yield Spectrum Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$800	$830
Heartland Dental LLC 3.604% (LIBOR03M + 3.500%) due 04/30/2025 ~		740	734
Intelsat Jackson Holdings S.A.
4.250% due 12/01/2028 «		189	189
5.392% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		136	137
Softbank Vision Fund 5.000% due 12/21/2025 «		1,300	1,300

Total Loan Participations and Assignments (Cost $3,145)			3,190

CORPORATE BONDS & NOTES 86.5%
BANKING & FINANCE 11.8%
Acrisure LLC 6.000% due 08/01/2029		500	494
ADLER Group S.A. 1.875% due 01/14/2026	EUR	900	863
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027		$1,000	1,039
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	1,000	1,117
4.625% due 06/01/2028		$200	200
6.000% due 06/01/2029		1,000	974
AmWINS Group, Inc. 4.875% due 06/30/2029		800	809
Asteroid Private Merger Sub, Inc. 8.500% due 11/15/2029		600	630
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	1,250	1,127
8.000% due 01/22/2030 •		750	714
10.500% due 07/23/2029		1,000	1,086
BroadStreet Partners, Inc. 5.875% due 04/15/2029		$875	861
Coinbase Global, Inc. 3.625% due 10/01/2031 (k)		375	346
CTR Partnership LP 3.875% due 06/30/2028		200	204
CURO Finance LLC 7.500% due 08/01/2028		900	906
Curo Group Holdings Corp. 7.500% due 08/01/2028		550	554
Deutsche Bank AG 5.882% due 07/08/2031 •		1,000	1,174
Enact Holdings, Inc. 6.500% due 08/15/2025		500	547
Ford Motor Credit Co. LLC
0.130% due 12/01/2024 •	EUR	1,500	1,686
2.900% due 02/16/2028		$500	502
3.350% due 11/01/2022		800	811
3.625% due 06/17/2031		850	896
4.000% due 11/13/2030		2,250	2,424
4.125% due 08/17/2027		1,100	1,189
4.271% due 01/09/2027		1,800	1,937
5.125% due 06/16/2025		700	762
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		1,450	1,481
Freedom Mortgage Corp. 6.625% due 01/15/2027		600	587
Genworth Holdings, Inc. 4.800% due 02/15/2024		500	521
Getty Images, Inc. 9.750% due 03/01/2027		1,000	1,060
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,019
HAT Holdings LLC 3.375% due 06/15/2026		1,240	1,254
Howard Hughes Corp.
4.125% due 02/01/2029		500	507
4.375% due 02/01/2031		1,000	1,011
5.375% due 08/01/2028		375	400

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

HUB International Ltd. 7.000% due 05/01/2026		1,000	1,029
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)	EUR	1,000	1,242
7.700% due 09/17/2025 •(g)(h)		$1,000	1,122
Intrum AB
3.000% due 09/15/2027	EUR	250	281
3.500% due 07/15/2026		500	577
4.875% due 08/15/2025		1,000	1,187
Jefferies Finance LLC 5.000% due 08/15/2028		$600	616
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	616
LeasePlan Corp. NV 7.375% due 05/29/2024 •(g)(h)	EUR	1,000	1,259
LFS Topco LLC 5.875% due 10/15/2026		$500	517
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)		2,000	2,213
MGM Growth Properties Operating Partnership LP 4.500% due 01/15/2028		1,000	1,083
Midcap Financial Issuer Trust
5.625% due 01/15/2030		700	703
6.500% due 05/01/2028		650	679
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		400	396
NFP Corp. 6.875% due 08/15/2028		500	502
OneMain Finance Corp.
4.000% due 09/15/2030		500	492
5.375% due 11/15/2029		750	817
6.875% due 03/15/2025		1,000	1,114
7.125% due 03/15/2026		500	571
Park Intermediate Holdings LLC
4.875% due 05/15/2029		500	512
5.875% due 10/01/2028		500	521
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	431
PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	1,029
5.750% due 09/15/2031		800	809
PRA Group, Inc. 5.000% due 10/01/2029		1,000	1,004
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	1,001
RLJ Lodging Trust LP 4.000% due 09/15/2029		600	594
Rocket Mortgage LLC
3.625% due 03/01/2029		1,000	1,005
4.000% due 10/15/2033		1,500	1,522
Sitka Holdings LLC 5.250% due 07/06/2026 •		1,200	1,228
UniCredit SpA 5.459% due 06/30/2035 •		1,000	1,091
United Wholesale Mortgage LLC 5.500% due 11/15/2025		375	382
UPC Broadband Finco BV 4.875% due 07/15/2031		400	409
USI, Inc. 6.875% due 05/01/2025		1,000	1,009

			61,255

INDUSTRIALS 69.6%
180 Medical, Inc. 3.875% due 10/15/2029		600	608
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 ^«(c)		1,500	4
Academy Ltd. 6.000% due 11/15/2027		500	534
AdaptHealth LLC 5.125% due 03/01/2030		400	408
Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	500	578
4.875% due 08/15/2026		$1,000	1,021
ADT Security Corp. 4.875% due 07/15/2032		500	511
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,750	1,836
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	745
Air Canada 3.875% due 08/15/2026		800	817
Albertsons Cos., Inc.
3.500% due 03/15/2029		1,000	1,004
5.875% due 02/15/2028		750	796

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

Albion Financing 1 SARL 6.125% due 10/15/2026		650	657
Altice Financing S.A.
3.000% due 01/15/2028	EUR	1,000	1,082
5.750% due 08/15/2029		$1,850	1,834
Altice France Holding S.A.
4.000% due 02/15/2028 (k)	EUR	1,500	1,633
6.000% due 02/15/2028		$1,000	957
8.000% due 05/15/2027	EUR	500	603
10.500% due 05/15/2027		$500	538
Altice France S.A.
4.000% due 07/15/2029	EUR	500	563
5.500% due 01/15/2028		$500	497
8.125% due 02/01/2027		1,350	1,445
American Airlines Pass-Through Trust 3.375% due 11/01/2028		507	504
American Airlines, Inc.
5.500% due 04/20/2026		2,400	2,499
5.750% due 04/20/2029		1,200	1,285
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,000	1,025
Apache Corp.
4.375% due 10/15/2028		500	545
4.625% due 11/15/2025		250	269
4.875% due 11/15/2027		1,000	1,091
Arches Buyer, Inc. 6.125% due 12/01/2028		1,250	1,260
Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029	EUR	500	559
3.250% due 09/01/2028		$250	248
4.000% due 09/01/2029		250	248
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		500	512
5.250% due 08/15/2027		700	705
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		400	385
7.000% due 11/01/2026		500	507
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	1,162
Associated Materials LLC 9.000% due 09/01/2025		$868	930
At Home Group, Inc. 7.125% due 07/15/2029		900	886
Atlantia SpA
1.625% due 02/03/2025	EUR	500	579
1.875% due 07/13/2027		1,000	1,177
Audacy Capital Corp. 6.750% due 03/31/2029		$1,000	978
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	500	594
3.875% due 11/01/2029		$1,000	1,012
4.625% due 07/15/2028		250	261
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	1,014
4.000% due 10/15/2030		2,250	2,215
Ball Corp. 2.875% due 08/15/2030		400	389
Banijay Group S.A.S. 6.500% due 03/01/2026	EUR	1,000	1,187
Bath & Body Works, Inc.
6.875% due 11/01/2035		$800	995
9.375% due 07/01/2025		144	176
Bausch Health Cos., Inc.
5.250% due 01/30/2030		750	661
5.500% due 11/01/2025		1,000	1,018
7.250% due 05/30/2029		1,000	991
BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	350	403
6.750% due 11/30/2029		1,000	1,125
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,725	1,763
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		750	741
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,750	2,286
Bellis Finco PLC 4.000% due 02/16/2027		500	642
Block, Inc. 3.500% due 06/01/2031		$425	436
Bloomin' Brands, Inc. 5.125% due 04/15/2029		500	509
Bombardier, Inc.
6.000% due 02/15/2028		900	904
7.125% due 06/15/2026		500	519
7.500% due 12/01/2024		1,000	1,043
7.500% due 03/15/2025		1,500	1,530

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

7.875% due 04/15/2027		500	519
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	500	598
7.125% due 10/02/2025		$250	262
9.125% due 03/01/2026		250	261
Boyd Gaming Corp. 4.750% due 06/15/2031		550	562
Buckeye Partners LP
4.125% due 03/01/2025		375	388
4.500% due 03/01/2028		250	252
Builders FirstSource, Inc.
4.250% due 02/01/2032		400	415
5.000% due 03/01/2030		500	537
CAB SELAS 3.375% due 02/01/2028	EUR	250	285
Cable One, Inc. 4.000% due 11/15/2030		$750	736
Cablevision Lightpath LLC
3.875% due 09/15/2027		500	486
5.625% due 09/15/2028		750	740
Caesars Entertainment, Inc.
4.625% due 10/15/2029		900	902
8.125% due 07/01/2027		1,000	1,109
Camelot Finance S.A. 4.500% due 11/01/2026		850	881
Carnival Corp. 7.625% due 03/01/2026 ~		750	787
Carnival PLC 1.000% due 10/28/2029	EUR	1,000	860
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028		2,500	2,850
CCO Holdings LLC
4.250% due 01/15/2034		$400	394
4.500% due 08/15/2030		1,500	1,538
4.500% due 05/01/2032		1,500	1,546
4.500% due 06/01/2033		1,000	1,022
5.000% due 02/01/2028		1,000	1,042
5.125% due 05/01/2027		250	258
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	263
Cellnex Finance Co. S.A. 2.000% due 02/15/2033	EUR	1,400	1,518
Centene Corp.
2.500% due 03/01/2031		$500	488
3.375% due 02/15/2030		250	255
4.625% due 12/15/2029		1,000	1,080
Centennial Resource Production LLC 5.375% due 01/15/2026		1,000	983
CeramTec BondCo GmbH 5.250% due 12/15/2025	EUR	2,500	2,889
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		$500	506
4.000% due 03/15/2031		750	770
Cheniere Energy Partners LP
3.250% due 01/31/2032		1,400	1,417
4.000% due 03/01/2031		500	525
Cheniere Energy, Inc. 4.625% due 10/15/2028		625	666
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028	EUR	1,000	1,190
Chesapeake Energy Corp. 5.500% due 02/01/2026		$500	527
Chobani LLC 7.500% due 04/15/2025		1,000	1,031
Cirsa Finance International SARL
4.750% due 05/22/2025	EUR	500	567
6.250% due 12/20/2023		425	491
Clarios Global LP
4.375% due 05/15/2026		1,500	1,756
8.500% due 05/15/2027		$500	531
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	504
4.875% due 07/01/2029		600	610
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		500	536
Colgate Energy Partners LLC 5.875% due 07/01/2029		425	438
CommScope Technologies LLC 6.000% due 06/15/2025		750	751
CommScope, Inc.
4.750% due 09/01/2029		650	647
7.125% due 07/01/2028		1,000	984
8.250% due 03/01/2027		575	592
Community Health Systems, Inc.
4.750% due 02/15/2031		1,000	1,010
5.625% due 03/15/2027		400	424

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

6.000% due 01/15/2029		125	133
6.125% due 04/01/2030		500	495
6.875% due 04/01/2028		750	736
6.875% due 04/15/2029		1,250	1,275
8.000% due 03/15/2026		500	526
Comstock Resources, Inc.
5.875% due 01/15/2030		400	411
6.750% due 03/01/2029		500	543
7.500% due 05/15/2025		172	178
Consolidated Communications, Inc. 5.000% due 10/01/2028		275	278
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		750	803
Coty, Inc.
4.000% due 04/15/2023	EUR	1,000	1,145
4.750% due 04/15/2026		500	575
4.750% due 01/15/2029		$1,000	1,018
5.000% due 04/15/2026		1,000	1,031
6.500% due 04/15/2026		800	826
CQP Holdco LP 5.500% due 06/15/2031		700	732
Crocs, Inc. 4.250% due 03/15/2029		100	99
CSC Holdings LLC
5.750% due 01/15/2030		1,000	998
5.875% due 09/15/2022		500	513
6.500% due 02/01/2029		1,000	1,072
DaVita, Inc.
3.750% due 02/15/2031		1,000	976
4.625% due 06/01/2030		500	513
DCP Midstream Operating LP
3.250% due 02/15/2032		700	706
5.375% due 07/15/2025		500	547
5.625% due 07/15/2027		500	565
6.450% due 11/03/2036		400	524
Deluxe Corp. 8.000% due 06/01/2029		625	654
Diamond BC BV 4.625% due 10/01/2029		450	447
Diamond Foreign Asset Co. (9.000% Cash and 4.000% PIK) 9.000% due 04/22/2027 (b)		21	20
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «(a)		11	11
Diamond Sports Group LLC
5.375% due 08/15/2026		1,250	626
6.625% due 08/15/2027 (k)		500	141
DIRECTV Holdings LLC 5.875% due 08/15/2027		1,700	1,743
DISH DBS Corp.
5.250% due 12/01/2026		2,000	2,035
5.875% due 11/15/2024		500	514
DKT Finance ApS 7.000% due 06/17/2023	EUR	1,000	1,156
DT Midstream, Inc.
4.125% due 06/15/2029		$1,000	1,025
4.375% due 06/15/2031		1,000	1,042
Dufry One BV 3.375% due 04/15/2028	EUR	800	883
Edgewell Personal Care Co. 5.500% due 06/01/2028		$500	531
Element Solutions, Inc. 3.875% due 09/01/2028		500	503
Endo Dac 6.000% due 06/30/2028		982	733
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029		1,000	982
Endure Digital, Inc. 6.000% due 02/15/2029		1,000	931
Energizer Holdings, Inc.
4.375% due 03/31/2029		500	489
4.750% due 06/15/2028		1,000	1,023
EnLink Midstream LLC 5.625% due 01/15/2028		500	521
EnLink Midstream Partners LP 4.850% due 07/15/2026		500	527
Envision Healthcare Corp. 8.750% due 10/15/2026		250	144
EQM Midstream Partners LP
4.000% due 08/01/2024		1,000	1,040
4.750% due 01/15/2031		500	530
6.500% due 07/01/2027		400	449
EQT Corp.
3.125% due 05/15/2026		425	437
6.625% due 02/01/2025		250	282
F-Brasile SpA 7.375% due 08/15/2026		1,000	996

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

First Student Bidco, Inc. 4.000% due 07/31/2029		700	681
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		500	501
7.875% due 07/15/2026		1,500	1,559
Ford Motor Co. 3.250% due 02/12/2032		700	718
Foundation Building Materials, Inc. 6.000% due 03/01/2029		1,250	1,230
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		1,250	1,524
Frontier Communications Holdings LLC
5.875% due 10/15/2027		375	397
6.000% due 01/15/2030		1,000	1,007
6.750% due 05/01/2029		250	260
Full House Resorts, Inc. 8.250% due 02/15/2028		750	789
Gap, Inc. 3.625% due 10/01/2029		1,000	991
Garda World Security Corp. 6.000% due 06/01/2029		800	765
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		1,000	1,026
GFL Environmental, Inc.
4.000% due 08/01/2028		1,000	982
5.125% due 12/15/2026		1,000	1,041
Global Marine, Inc. 7.000% due 06/01/2028		500	336
Global Medical Response, Inc. 6.500% due 10/01/2025		1,000	1,013
Golden Nugget, Inc. 6.750% due 10/15/2024		500	501
Graham Packaging Co., Inc. 7.125% due 08/15/2028		900	933
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029		350	361
Grifols Escrow Issuer S.A. 3.875% due 10/15/2028	EUR	1,200	1,375
Grifols S.A. 2.250% due 11/15/2027		1,000	1,140
H-Food Holdings LLC 8.500% due 06/01/2026		$2,525	2,528
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		1,000	1,033
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		500	524
HCA, Inc.
3.500% due 09/01/2030		750	794
5.375% due 02/01/2025		1,250	1,375
HealthEquity, Inc. 4.500% due 10/01/2029		1,500	1,487
Herens Holdco SARL 4.750% due 05/15/2028		500	491
Herens Midco SARL 5.250% due 05/15/2029	EUR	1,000	1,073
Hertz Corp.
4.625% due 12/01/2026		$500	504
5.000% due 12/01/2029		500	501
High Ridge 8.875% due 03/15/2025 «		1,750	24
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	598
3.750% due 05/01/2029		375	378
4.000% due 05/01/2031		375	384
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		600	601
5.000% due 06/01/2029		625	642
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		500	513
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	1,016
6.375% due 05/01/2026		250	260
8.375% due 05/01/2027		1,000	1,056
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		250	256
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	538
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	500	567
Imola Merger Corp. 4.750% due 05/15/2029		$500	514
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	375	425
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		300	334

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

Ingevity Corp. 3.875% due 11/01/2028		$250	244
Innophos Holdings, Inc. 9.375% due 02/15/2028		800	873
Installed Building Products, Inc. 5.750% due 02/01/2028		1,000	1,041
Intelsat Jackson Holdings S.A.
1.000% due 12/01/2029 «(a)		2,109	2,107
5.500% due 08/01/2023 ^(c)		1,500	681
8.500% due 10/15/2024 ^(c)		500	230
9.750% due 07/15/2025 ^(c)		1,000	460
International Game Technology PLC
3.500% due 07/15/2024	EUR	500	598
4.125% due 04/15/2026		$1,000	1,031
IQVIA, Inc.
2.250% due 01/15/2028	EUR	1,500	1,722
5.000% due 10/15/2026		$1,000	1,027
IRB Holding Corp.
6.750% due 02/15/2026		1,500	1,530
7.000% due 06/15/2025		400	424
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		250	253
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028	EUR	750	872
JELD-WEN, Inc. 4.875% due 12/15/2027		$1,000	1,028
Kraft Heinz Foods Co.
4.375% due 06/01/2046		500	587
4.875% due 10/01/2049		250	315
5.000% due 06/04/2042		800	997
5.200% due 07/15/2045		1,250	1,593
5.500% due 06/01/2050		250	339
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		1,250	1,180
LABL, Inc.
6.750% due 07/15/2026		1,000	1,032
10.500% due 07/15/2027		500	525
Laboratoire Eimer Selas 5.000% due 02/01/2029	EUR	500	578
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032		$1,100	1,136
LBM Acquisition LLC 6.250% due 01/15/2029		1,000	990
Legacy LifePoint Health LLC 4.375% due 02/15/2027		700	706
Level 3 Financing, Inc. 3.750% due 07/15/2029		1,000	952
LifePoint Health, Inc. 5.375% due 01/15/2029		1,250	1,246
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		600	597
LogMeIn, Inc. 5.500% due 09/01/2027		375	380
Loxam S.A.S. 3.750% due 07/15/2026	EUR	1,000	1,160
Madison IAQ LLC 5.875% due 06/30/2029		$1,000	1,002
Manitowoc Co., Inc. 9.000% due 04/01/2026		1,000	1,054
Marks & Spencer PLC 3.750% due 05/19/2026	GBP	750	1,038
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$450	454
Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	500	571
5.500% due 04/15/2024		$400	404
7.250% due 04/15/2025 (k)		1,000	1,004
MEG Energy Corp.
5.875% due 02/01/2029		500	524
7.125% due 02/01/2027		750	800
MGM China Holdings Ltd. 4.750% due 02/01/2027		1,000	992
MGM Resorts International 6.000% due 03/15/2023		500	523
Midas OpCo Holdings LLC 5.625% due 08/15/2029		800	820
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	503
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029		800	799
5.250% due 10/01/2029		1,500	1,524
MPH Acquisition Holdings LLC 5.750% due 11/01/2028 (k)		800	762
Nabors Industries, Inc.
7.375% due 05/15/2027		500	518
9.000% due 02/01/2025		375	388

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

NCL Corp. Ltd.
5.875% due 03/15/2026		925	922
10.250% due 02/01/2026		520	605
NESCO Holdings, Inc. 5.500% due 04/15/2029		250	259
Newell Brands, Inc. 4.875% due 06/01/2025		500	546
Nexstar Media, Inc. 5.625% due 07/15/2027		1,000	1,055
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	1,250	1,418
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,500	1,709
Nielsen Finance LLC
4.500% due 07/15/2029		$1,100	1,084
5.625% due 10/01/2028		250	259
5.875% due 10/01/2030		250	264
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		146	163
Norican A/S 4.500% due 05/15/2023	EUR	500	564
Novelis Corp.
3.250% due 11/15/2026		$900	909
4.750% due 01/30/2030		500	526
Novelis Sheet Ingot GmbH 3.375% due 04/15/2029	EUR	500	587
NuStar Logistics LP
5.750% due 10/01/2025		$250	269
6.375% due 10/01/2030		500	556
Occidental Petroleum Corp.
4.625% due 06/15/2045		900	935
5.550% due 03/15/2026		500	557
6.200% due 03/15/2040		500	616
6.600% due 03/15/2046		500	650
7.875% due 09/15/2031		1,500	2,005
8.875% due 07/15/2030		375	506
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		725	722
5.375% due 10/01/2029	EUR	1,000	1,104
ON Semiconductor Corp. 3.875% due 09/01/2028		$500	513
Open Text Holdings, Inc. 4.125% due 12/01/2031		850	860
Option Care Health, Inc. 4.375% due 10/31/2029		575	577
Organon & Co.
2.875% due 04/30/2028	EUR	500	575
4.125% due 04/30/2028		$500	509
5.125% due 04/30/2031		1,000	1,046
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		2,400	2,584
7.375% due 06/01/2025		750	792
Owens & Minor, Inc. 4.500% due 03/31/2029		500	513
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		875	852
Pactiv LLC 7.950% due 12/15/2025		1,000	1,109
Park River Holdings, Inc. 5.625% due 02/01/2029		1,000	956
Parkland Corp. 4.625% due 05/01/2030		500	498
PDC Energy, Inc. 5.750% due 05/15/2026		500	517
Performance Food Group, Inc.
4.250% due 08/01/2029		600	596
5.500% due 10/15/2027		125	131
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044		200	199
PetSmart, Inc.
4.750% due 02/15/2028		1,000	1,028
7.750% due 02/15/2029		1,000	1,088
PM General Purchaser LLC 9.500% due 10/01/2028		500	507
Post Holdings, Inc.
4.500% due 09/15/2031		1,500	1,491
4.625% due 04/15/2030		500	510
5.625% due 01/15/2028		1,000	1,061
PRA Health Sciences Inc 2.875% due 07/15/2026		400	401
Premier Entertainment Sub LLC
5.625% due 09/01/2029		675	671
5.875% due 09/01/2031		725	729
Presidio Holdings, Inc. 8.250% due 02/01/2028		750	800

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

Prestige Brands, Inc. 3.750% due 04/01/2031		1,000	972
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		825	875
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,065
6.250% due 01/15/2028		500	522
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	1,079
Quatrim SASU 5.875% due 01/15/2024		500	586
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (k)		$1,000	976
Radiate Holdco LLC
4.500% due 09/15/2026		1,000	1,011
6.500% due 09/15/2028		1,000	1,006
Radiology Partners, Inc. 9.250% due 02/01/2028		500	526
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/2029		500	500
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		1,000	1,058
Revlon Consumer Products Corp. 6.250% due 08/01/2024		500	219
Rite Aid Corp. 7.500% due 07/01/2025		500	515
Rockcliff Energy LLC 5.500% due 10/15/2029		400	413
Rockies Express Pipeline LLC 4.800% due 05/15/2030		750	783
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	1,021
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	563
4.625% due 02/16/2026		450	569
5.750% due 10/15/2027		$1,000	1,107
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		500	507
9.125% due 06/15/2023		700	741
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	500	576
5.500% due 02/15/2026		750	875
7.250% due 11/15/2029		$750	837
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		500	481
6.625% due 05/01/2029 (k)		500	468
Scripps Escrow, Inc. 5.375% due 01/15/2031		1,000	1,018
Seagate HDD Cayman
4.125% due 01/15/2031		700	729
5.750% due 12/01/2034		200	231
Sensata Technologies BV 4.000% due 04/15/2029		1,000	1,023
Sensata Technologies, Inc. 3.750% due 02/15/2031		1,000	998
Sigma Holdco BV
5.750% due 05/15/2026 (k)	EUR	1,000	1,054
7.875% due 05/15/2026		$1,000	965
Simmons Foods, Inc. 4.625% due 03/01/2029		350	345
Sirius XM Radio, Inc.
3.875% due 09/01/2031		650	638
4.125% due 07/01/2030		1,000	1,002
SM Energy Co.
6.625% due 01/15/2027		250	258
6.750% due 09/15/2026		250	257
Southwestern Energy Co.
5.375% due 02/01/2029		500	529
5.375% due 03/15/2030		700	751
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		375	378
SRS Distribution, Inc.
4.625% due 07/01/2028		500	503
6.000% due 12/01/2029		600	604
6.125% due 07/01/2029		100	102
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	965
5.000% due 02/15/2027		1,000	1,031
Staples, Inc.
7.500% due 04/15/2026		1,000	1,029
10.750% due 04/15/2027		750	708
Station Casinos LLC 4.625% due 12/01/2031		950	959
Strathcona Resources Ltd. 6.875% due 08/01/2026		1,000	984

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

Studio City Finance Ltd. 5.000% due 01/15/2029		200	179
Suburban Propane Partners LP 5.000% due 06/01/2031		400	405
Summer BC Holdco A SARL 9.250% due 10/31/2027	EUR	901	1,109
Summer BC Holdco B SARL 5.750% due 10/31/2026		250	297
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$1,000	1,063
Syneos Health, Inc. 3.625% due 01/15/2029		500	494
Synthomer PLC 3.875% due 07/01/2025	EUR	500	589
T-Mobile USA, Inc.
2.625% due 02/15/2029		$625	617
2.875% due 02/15/2031		750	742
3.500% due 04/15/2031		1,000	1,042
4.750% due 02/01/2028		1,000	1,054
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,750	1,649
Techem Verwaltungsgesellschaft mbH 2.000% due 07/15/2025	EUR	500	565
TEGNA, Inc. 5.000% due 09/15/2029		$1,000	1,024
Teleflex, Inc. 4.250% due 06/01/2028		1,000	1,032
Tenet Healthcare Corp.
6.125% due 10/01/2028		1,000	1,058
6.750% due 06/15/2023		1,000	1,070
6.875% due 11/15/2031		900	1,030
Terminix Co. LLC 7.450% due 08/15/2027		800	1,001
TK Elevator Holdco GmbH 7.625% due 07/15/2028		448	481
TK Elevator U.S., Newco, Inc. 5.250% due 07/15/2027		500	526
TransDigm, Inc.
4.625% due 01/15/2029		300	300
5.500% due 11/15/2027		2,000	2,064
Transocean Guardian Ltd. 5.875% due 01/15/2024		503	477
Transocean, Inc.
7.250% due 11/01/2025		500	386
7.500% due 04/15/2031		1,000	592
Travel + Leisure Co. 6.625% due 07/31/2026		750	833
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		1,000	1,046
TriMas Corp. 4.125% due 04/15/2029		500	502
Triumph Group, Inc. 7.750% due 08/15/2025		500	497
Twilio, Inc.
3.625% due 03/15/2029		375	379
3.875% due 03/15/2031		250	253
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		850	891
U.S. Foods, Inc. 4.750% due 02/15/2029		1,000	1,018
U.S. Renal Care, Inc. 10.625% due 07/15/2027		1,500	1,524
Uber Technologies, Inc.
4.500% due 08/15/2029		775	791
7.500% due 05/15/2025		750	789
Unifrax Escrow Issuer Corp.
5.250% due 09/30/2028		600	608
7.500% due 09/30/2029		300	303
United Airlines, Inc.
4.375% due 04/15/2026		800	835
4.625% due 04/15/2029		900	930
Univision Communications, Inc.
4.500% due 05/01/2029		150	152
5.125% due 02/15/2025		1,500	1,517
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		99	103
Verisure Holding AB 3.250% due 02/15/2027	EUR	500	569
Verisure Midholding AB 5.250% due 02/15/2029		500	579
Veritas U.S., Inc. 7.500% due 09/01/2025		$750	777
Vertiv Group Corp. 4.125% due 11/15/2028		800	809
Viavi Solutions, Inc. 3.750% due 10/01/2029		400	401

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

Victors Merger Corp. 6.375% due 05/15/2029		300	282
Viking Cruises Ltd.
5.875% due 09/15/2027		1,000	953
7.000% due 02/15/2029		500	502
13.000% due 05/15/2025		250	283
Vine Energy Holdings LLC 6.750% due 04/15/2029		850	924
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	2,000	2,282
5.000% due 07/15/2030		$1,000	997
Vizient, Inc. 6.250% due 05/15/2027		1,000	1,045
Vmed O2 UK Financing PLC 3.250% due 01/31/2031	EUR	1,000	1,133
VOC Escrow Ltd. 5.000% due 02/15/2028		$500	496
Waste Pro USA, Inc. 5.500% due 02/15/2026		1,000	996
WESCO Distribution, Inc.
7.125% due 06/15/2025		500	531
7.250% due 06/15/2028		750	823
Western Midstream Operating LP 5.450% due 04/01/2044		1,000	1,196
Wheel Pros, Inc. 6.500% due 05/15/2029		500	481
White Cap Buyer LLC 6.875% due 10/15/2028		1,750	1,827
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		750	771
Williams Scotsman International, Inc. 4.625% due 08/15/2028		250	258
WMG Acquisition Corp.
3.000% due 02/15/2031		1,000	959
3.875% due 07/15/2030		500	509
Wolverine Escrow LLC 8.500% due 11/15/2024		500	464
WR Grace Holdings LLC 5.625% due 08/15/2029		800	821
Wynn Las Vegas LLC
5.250% due 05/15/2027		2,100	2,149
5.500% due 03/01/2025		500	516
Wynn Resorts Finance LLC 5.125% due 10/01/2029		500	508
XPO Logistics, Inc. 6.250% due 05/01/2025		1,000	1,048
Yum! Brands, Inc.
3.625% due 03/15/2031		500	499
6.875% due 11/15/2037		1,000	1,269
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	247
6.125% due 03/01/2028		1,000	987
Ziggo Bond Co. BV
3.375% due 02/28/2030	EUR	500	556
6.000% due 01/15/2027		$1,500	1,547
Ziggo BV
4.875% due 01/15/2030		500	514
5.500% due 01/15/2027		797	820

			361,871

UTILITIES 5.1%
Antero Midstream Partners LP 5.375% due 06/15/2029		1,000	1,057
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		50	50
Calpine Corp.
4.500% due 02/15/2028		500	520
5.000% due 02/01/2031		500	501
5.125% due 03/15/2028		750	763
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,500	1,499
CrownRock LP 5.625% due 10/15/2025		2,000	2,047
Electricite de France S.A.
2.625% due 12/01/2027 •(g)	EUR	1,000	1,145
5.625% due 01/22/2024 •(g)		$1,400	1,479
Endeavor Energy Resources LP
5.750% due 01/30/2028		1,000	1,067
6.625% due 07/15/2025		425	450
Genesis Energy LP 7.750% due 02/01/2028		500	504
Lorca Telecom Bondco S.A. 4.000% due 09/18/2027	EUR	500	580
NRG Energy, Inc.
3.625% due 02/15/2031		$500	488

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

6.625% due 01/15/2027	153	159
Sprint Capital Corp. 8.750% due 03/15/2032	1,500	2,252
Sprint Corp.
7.625% due 02/15/2025	1,500	1,727
7.875% due 09/15/2023	1,000	1,103
Talen Energy Supply LLC
6.500% due 06/01/2025	435	174
7.250% due 05/15/2027	750	664
Tallgrass Energy Partners LP 6.000% due 12/31/2030	500	501
Targa Resources Partners LP
4.000% due 01/15/2032	500	523
4.875% due 02/01/2031	500	544
5.875% due 04/15/2026	1,500	1,567
6.875% due 01/15/2029	625	700
Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,078
TerraForm Power Operating LLC 5.000% due 01/31/2028	1,000	1,061
Vodafone Group PLC
5.125% due 06/04/2081 •	800	819
7.000% due 04/04/2079 •	1,100	1,332

		26,354

Total Corporate Bonds & Notes (Cost $442,090)		449,480

	SHARES
COMMON STOCKS 1.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	51,501	170
iHeartMedia, Inc. 'A' (d)	11,879	250
iHeartMedia, Inc. 'B' «(d)	9,227	175

		595

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	294,527	1

ENERGY 0.3%
CHC Group LLC (d)	3,887	0
Noble Corp. (d)(i)	52,711	1,308
Valaris Ltd. (d)	7,557	272

		1,580

FINANCIALS 0.0%
DB Investors, Inc. «(i)	13	0

INDUSTRIALS 0.2%
Diamond Offshore Drilling, Inc. «	7,170	35
Healogics, Inc. «	44,931	498
Noble Corp.	4,576	114

		647

MATERIALS 0.5%
Associated Materials Group, Inc. «(i)	331,570	2,314
Hexion Holdings Corp. (d)(i)	13,610	390

		2,704

Total Common Stocks (Cost $9,216)		5,527

WARRANTS 0.0%
FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 (i)	50	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.9%
INDUSTRIALS 0.9%
Sequa Corp. (15.000% PIK) 15.000% «(b)	3,868	4,608

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

Total Preferred Securities (Cost $2,400)		4,608

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (j) 0.1%		360

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.8%
0.036% due 01/18/2022 - 02/24/2022 (e)(f)(n)	14,771	14,771

U.S. TREASURY CASH MANAGEMENT BILLS 5.0%
0.084% due 03/22/2022 - 04/26/2022 (e)(f)	26,300	26,295

Total Short-Term Instruments (Cost $41,424)		41,426

Total Investments in Securities (Cost $498,275)		504,231

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	1,030,816	10,017

Total Short-Term Instruments (Cost $10,117)		10,0178

Total Investments in Affiliates (Cost $10,117)		10,017

Total Investments 98.9% (Cost $508,392)		$514,248
Financial Derivative Instruments (l)(m) (0.2)%(Cost or Premiums, net $2,537)		(781)
Other Assets and Liabilities, net 1.3%		6,376

Net Assets 100.0%		$519,843

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$2,105	$2,314	0.45%
DB Investors, Inc.	06/28/2019	0	0	0.00
DB Investors, Inc.	01/18/2024-06/28/2019	0	0	0.00
Hexion Holdings Corp.	01/05/2017	394	389	0.07
Noble Corp.	02/05/2021 - 02/25/2021	685	1,308	0.25

$3,184	$4,011	0.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$360	U.S. Treasury Notes 1.250% due 03/31/2028	$(367)	$360	$360

Total Repurchase Agreements	$(367)	$360	$360

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(2.500)%	11/08/2021	TBD(2)	$(867)	$(864)
(0.950)	08/23/2021	TBD(2)	EUR	(972)	(1,102)
FBF	(4.000)	11/12/2021	TBD(2)	$(127)	(126)
(3.250)	11/05/2021	TBD(2)	(380)	(378)
(2.000)	11/10/2021	TBD(2)	EUR	(1,423)	(1,620)
JML	(0.200)	10/28/2021	01/06/2022	$(289)	(289)
(0.100)	11/08/2021	01/10/2022	(778)	(779)
SBI	(0.200)	12/15/2021	TBD(2)	(621)	(621)

Total Reverse Repurchase Agreements	$(5,779)

(k)	Securities with an aggregate market value of $6,385 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(4,061) at a weighted average interest rate of (1.079%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-37 5-Year Index	5.000%	Quarterly	12/20/2026	$27,400	$2,537	$38	$2,575	$50	$0

Total Swap Agreements	$2,537	$38	$2,575	$50	$0

Cash of $2,502 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2022	$1,961	EUR	1,733	$12	$0
HUS	01/2022	GBP	3,300	$4,399	0	(68)
SCX	01/2022	EUR	62,969	70,982	0	(708)
01/2022	$2,120	EUR	1,872	11	0
02/2022	EUR	59,363	$67,547	0	(78)

Total Forward Foreign Currency Contracts	$23	$(854)

(n)

Securities with an aggregate market value of $341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,701	$1,489	$3,190
Corporate Bonds & Notes
Banking & Finance	0	61,255	0	61,255
Industrials	0	359,725	2,146	361,871
Utilities	0	26,354	0	26,354
Common Stocks
Communication Services	420	0	175	595
Consumer Discretionary	1	0	0	1
Energy	1,580	0	0	1,580
Industrials	0	114	533	647
Materials	0	390	2,314	2,704
Preferred Securities
Industrials	0	0	4,608	4,608
Short-Term Instruments
Repurchase Agreements	0	360	0	360
U.S. Treasury Bills	0	14,771	0	14,771
U.S. Treasury Cash Management Bills	0	26,295	0	26,295

$2,001	$490,965	$11,265	$504,231
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,017	$0	$0	$10,017

Total Investments	$12,018	$490,965	$11,265	$514,248

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	50	0	50
Over the counter	0	23	0	23

$0	$73	$0	$73
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(854)	$0	$(854)

Total Financial Derivative Instruments	$0	$(781)	$0	$(781)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2021 (Unaudited)

Totals					$12,018		$490,184	$11,265	$513,467

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$135	$2,276	$(929)	$(2)	$(4)	$13	$0	$0	$1,489	$0
Corporate Bonds & Notes
Industrials	28	2,120	0	0	0	(2)	0	0	2,146	(2)
Common Stocks
Communication Services	151	0	0	0	0	24	0	0	175	24
Energy(2)	678	240	(687)	0	0	1,077	0	(1,308)	0	0
Industrials	338	2,731	(240)	0	0	(2,182)	0	(114)	533	(2,198)
Materials(3)	2,235	0	0	0	0	79	0	0	2,314	80
Preferred Securities
Industrials	5,164	20	0	0	0	(576)	0	0	4,608	(576)

Totals	$8,729	$7,387	$(1,856)	$(2)	$(4)	$(1,567)	$0	$(1,422)	$11,265	$(2,672)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs		Input Value(s)		Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,489	Proxy Pricing			Base Price		100.000		—
Corporate Bonds & Notes
Industrials		11	Other Valuation Techniques(4)			—		—		—
		2,135	Proxy Pricing			Base Price		0.257 - 100.000		98.709
Common Stocks
Communication Services		175	Other Valuation Techniques(4)			—		—		—
Industrials		533	Other Valuation Techniques(4)			—		—		—
Materials		2,314	Comparable Companies			EBITDA multiple		X	9.900	—
Preferred Securities
Industrials		4,608	Comparable Multiple			EBITDA Multiple		X/X	11.700/9.100	—

Total		$11,265

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)							Sector type updated from Industrials to Energy since prior fiscal year end.
(3)							Sector type updated from Financials to Materials since prior fiscal year end.
(4)							Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Income Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.7%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$128,500	$133,399
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		43,800	43,837
Altice France S.A. 4.118% (LIBOR03M + 4.000%) due 08/14/2026 ~		30,760	30,657
Aramark Services, Inc. 1.851% (LIBOR03M + 1.750%) due 03/11/2025 ~		9,978	9,874
Avantor, Inc. 2.500% (LIBOR03M + 2.000%) due 11/21/2024 ~		1,233	1,233
Avolon TLB Borrower 1 (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		15,626	15,520
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~		33,008	33,059
2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~		20,709	20,764
Axalta Coating Systems U.S. Holdings, Inc. 1.974% (LIBOR03M + 1.750%) due 06/01/2024 ~		3,595	3,597
Bausch Health Cos., Inc.
2.854% (LIBOR03M + 2.750%) due 11/27/2025 ~		13,671	13,600
3.104% (LIBOR03M + 3.000%) due 06/02/2025 ~		17,106	17,051
Britannia Property Owner LLC TBD% - 5.150% (LIBOR03M + 3.200%) due 02/09/2022 ~(k)		43,500	43,442
BWAY Holding Co. 3.354% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,369	9,260
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		248,445	247,483
3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~		131,737	131,953
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~		3,332	3,313
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		247,957	245,633
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	105,531	119,790
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		$112,933	111,945
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		90,006	90,359
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		27,459	27,165
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		11,975	11,876
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~		13,346	13,178
CommScope, Inc. 3.352% (LIBOR03M + 3.250%) due 04/06/2026 ~		31,867	31,518
Delos Finance SARL 1.974% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	19,871
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027		78,102	78,293
Elanco Animal Health, Inc. 1.849% (LIBOR03M + 1.750%) due 08/01/2027 ~		18,580	18,364
Emerald TopCo, Inc. 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~		6,162	6,141
Encina Private Credit LLC TBD% - 4.716% (LIBOR03M + 3.716%) due 11/30/2025 «~µ		183,217	183,217
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		260,397	210,335
Fidere Gestion De Vivienda TBD% (EUR003M + 2.500%) due 08/15/2023 ~(k)	EUR	84,309	91,715
Ford Motor Co. 1.860% (LIBOR03M + 1.750%) due 12/31/2022 ~		$36,429	36,201
Forest City Enterprises LP 3.601% (LIBOR03M + 3.500%) due 12/08/2025 ~		13,836	13,674
GHH Holdings Ltd. TBD% (BP0003M + 1.850%) due 12/04/2024 ~(k)	GBP	75,000	98,458
Golden Nugget, Inc. 3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		$268	267
Grifols Worldwide Operations USA, Inc. 2.104% (LIBOR03M + 2.000%) due 11/15/2027 ~		3,118	3,077
GVC Holdings, Inc. 2.250% (EUR003M + 2.250%) due 03/29/2024 ~	EUR	19,717	22,195
Hertz Corp. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~		$14,917	14,951
Hilton Worldwide Finance LLC 1.852% (LIBOR03M + 1.750%) due 06/22/2026 ~		126,904	126,022

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Hotel (PL Property) Ltd. TBD% (BP0003M + 1.900%) due 02/07/2023 ~(k)	GBP	54,000	72,652
ICON Luxembourg SARL 2.750% (LIBOR03M + 2.250%) due 07/03/2028 ~		$69,719	69,821
iHeartCommunications, Inc. 3.104% (LIBOR03M + 3.000%) due 05/01/2026 ~		2,695	2,681
II-VI, Inc. TBD% (LIBOR03M + 2.750%) due 12/01/2028 ~		60,910	60,923
IMS Health, Inc. 2.750% due 03/07/2024	EUR	10,310	11,664
INEOS Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~		107,275	121,608
Intelsat Jackson Holdings S.A.
4.250% due 12/01/2028 «		$51,972	51,932
5.392% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		175,644	176,303
8.000% (PRIME + 4.750%) due 11/27/2023 ~		169,348	169,560
8.625% due 01/02/2024 ~		7,520	7,535
8.750% (PRIME + 5.500%) due 01/02/2024 ~		8,166	8,171
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		7,123	7,120
Isla Vista Owner LLC TBD% - 4.224% (LIBOR03M + 2.674%) due 05/09/2022 ~(k)		53,500	53,506
Kiinteisto oy Paulon Talo TBD% (EUR003M + 2.300%) due 11/15/2022 ~(k)	EUR	39,497	44,868
Lealand Finance Company B.V. 3.104% (LIBOR03M + 3.000%) due 06/28/2024 «~		$2,410	1,434
Lealand Finance Company B.V. (1.104% Cash and 3.000% PIK) 4.104% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		5,465	2,441
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		8,758	8,633
MH Sub I LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		19,465	19,385
Nielsen Finance LLC 2.102% (LIBOR03M + 2.000%) due 10/04/2023 ~		15,607	15,613
Ortho-Clinical Diagnostics S.A. 3.081% (LIBOR03M + 3.000%) due 06/30/2025 ~		4,895	4,899
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		65,516	65,536
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/11/2028		13,167	13,211
Project Bull TBD% (LIBOR03M + 2.000%) due 03/11/2022 ~		50,427	50,543
PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~		7,191	7,047
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		9,260	9,263
SBA Senior Finance LLC 1.860% (LIBOR03M + 1.750%) due 04/11/2025 ~		5,790	5,735
Scientific Games International, Inc. 2.854% (LIBOR03M + 2.750%) due 08/14/2024		43,748	43,647
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		47,854	48,243
11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		15,179	15,174
Serta Simmons Bedding LLC 4.500% (LIBOR03M + 3.500%) due 11/08/2023 ~		4,953	3,145
Sierra Hamilton LLC TBD% due 09/12/2023 «~		3	3
Sigma Bidco B.V. 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	42,800	47,393
Sinclair Television Group, Inc. 2.610% (LIBOR03M + 2.500%) due 09/30/2026 ~		$10,322	10,161
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		124,975	132,458
Softbank Vision Fund 5.000% due 12/21/2025 «		646,600	646,805
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		29,413	29,345
SS&C Technologies Holdings Europe SARL 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		14,596	14,446
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		17,886	17,702
Starfruit Finco B.V. 3.102% (LIBOR03M + 3.000%) due 10/01/2025 ~		31,749	31,650
Sunshine Luxembourg VII SARL 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~		53,091	53,207
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		26,042	25,896
Tawny Funding S.A. TBD% (EUR003M + 3.250%) due 03/16/2023 ~(k)	EUR	216,853	207,385
Trans Union LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2028 ~		$37,200	37,156
TransDigm, Inc.
2.354% (LIBOR03M + 2.250%) due 08/22/2024 ~		18,207	18,029
2.354% (LIBOR03M + 2.250%) due 05/30/2025 ~		17,733	17,499
2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~		63,364	62,590

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Renal Care, Inc. 5.104% (LIBOR03M + 5.000%) due 06/26/2026 ~		22,716	22,151
Uber Technologies, Inc.
3.604% (LIBOR03M + 3.500%) due 04/04/2025 ~		42,566	42,629
3.604% (LIBOR03M + 3.500%) due 02/25/2027 ~		17,773	17,801
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		85,283	85,756
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		175,487	175,565
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 ~(c)		12,767	3,830
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		27,748	27,884
Wyndham Hotels & Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 05/30/2025 ~		12,771	12,659
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		84,580	83,541
Zephyrus Capital Aviation Partners LLC TBD% due 10/15/2038 ~		15,915	15,372

Total Loan Participations and Assignments (Cost $5,420,088)			5,343,493

CORPORATE BONDS & NOTES 21.8%
BANKING & FINANCE 8.1%
AIB Group PLC 4.263% due 04/10/2025 •		69,645	73,379
Ally Financial, Inc. 8.000% due 11/01/2031		29,130	41,258
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		197	266
American Assets Trust LP 3.375% due 02/01/2031		47,900	48,965
Asian Development Bank 4.700% due 03/12/2024	MXN	189,200	8,700
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$127,356	123,801
3.250% due 02/15/2027		7,800	7,860
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	17,184	19,087
2.625% due 04/28/2025		7,697	8,791
3.625% due 09/24/2024		9,350	10,865
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 (i)(j)		200	242
5.875% due 09/24/2023 •(i)(j)		12,000	14,533
Banco Bradesco S.A.
2.850% due 01/27/2023		$41,807	42,290
3.200% due 01/27/2025		23,400	23,733
Banco BTG Pactual S.A. 4.500% due 01/10/2025		39,400	39,792
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	166,500	40,838
Bank of Ireland Group PLC
6.000% due 09/01/2025 (i)(j)	EUR	5,631	7,008
7.500% due 05/19/2025 •(i)(j)		5,800	7,623
Bank of Nova Scotia 4.900% due 06/04/2025 (i)(j)		$4,043	4,342
Barclays Bank PLC 7.625% due 11/21/2022 (j)		84,269	88,924
Barclays PLC
3.250% due 01/17/2033	GBP	23,935	35,260
4.375% due 03/15/2028 (i)(j)		$43,400	42,619
4.972% due 05/16/2029 •		54,550	62,270
5.875% due 09/15/2024 •(i)(j)	GBP	10,330	14,735
6.125% due 12/15/2025 •(i)(j)		$96,762	104,827
6.375% due 12/15/2025 •(i)(j)	GBP	9,000	13,218
7.125% due 06/15/2025 •(i)(j)		102,176	152,560
7.250% due 03/15/2023 •(i)(j)		174,700	247,714
7.750% due 09/15/2023 •(i)(j)		$163,600	175,971
7.875% due 03/15/2022 •(i)(j)		12,645	12,819
7.875% due 09/15/2022 •(i)(j)	GBP	188,696	266,442
8.000% due 06/15/2024 •(i)(j)		$80,800	89,509
BGC Partners, Inc.
3.750% due 10/01/2024		14,944	15,548
4.375% due 12/15/2025		11,000	11,794
5.375% due 07/24/2023		7,136	7,534
BNP Paribas S.A.
4.500% due 02/25/2030 (i)(j)(m)		1,700	1,703
4.625% due 02/25/2031 •(i)(j)		115,100	115,733
BOC Aviation Ltd. 1.345% (US0003M + 1.125%) due 09/26/2023 ~		9,600	9,631
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~		27,642	27,658
Brookfield Finance, Inc. 4.700% due 09/20/2047		13,626	16,776

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

CaixaBank S.A. 3.625% due 09/14/2028 (i)(j)	EUR	4,400	4,756
CI Financial Corp. 3.200% due 12/17/2030		$4,100	4,212
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027		500	460
4.450% due 08/17/2026		1,500	1,395
4.800% due 05/17/2028		1,300	1,200
5.250% due 05/13/2026		2,200	2,090
6.000% due 07/16/2025		1,300	1,261
CIT Bank N.A. 2.969% due 09/27/2025 •		13,900	14,373
CIT Group, Inc. 5.000% due 08/15/2022		8,248	8,443
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		3,100	3,373
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		2,800	2,398
3.125% due 10/22/2025		5,700	5,041
3.875% due 10/22/2030 (m)		10,800	9,423
4.800% due 08/06/2030		2,100	1,914
5.125% due 01/17/2025		2,900	2,770
6.150% due 09/17/2025		1,900	1,856
8.000% due 01/27/2024		5,515	5,571
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)		300	329
Credit Suisse AG 6.500% due 08/08/2023 (j)		53,492	57,700
Credit Suisse Group AG
3.091% due 05/14/2032		105,935	107,906
3.869% due 01/12/2029		2,400	2,571
4.194% due 04/01/2031		11,419	12,607
4.282% due 01/09/2028		3,000	3,259
5.250% due 02/11/2027 (i)(j)		12,810	13,258
6.250% due 12/18/2024 •(i)(j)		9,750	10,413
6.375% due 08/21/2026 (i)(j)		21,750	23,497
7.125% due 07/29/2022 •(i)(j)		12,216	12,527
7.250% due 09/12/2025 •(i)(j)		10,740	11,804
7.500% due 07/17/2023 •(i)(j)		75,089	79,538
7.500% due 12/11/2023 •(i)(j)		98,157	106,278
Dalian Wanda Commercial Management Group Co. Ltd. 4.890% due 04/17/2023	CNY	10,000	1,462
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	17,200	20,375
2.129% due 11/24/2026 •(k)		$22,800	22,772
3.035% due 05/28/2032 (k)		89,774	90,541
3.547% due 09/18/2031 •		134,828	142,065
3.950% due 02/27/2023		20,700	21,350
3.961% due 11/26/2025 •		160,406	169,500
4.100% due 01/13/2026		8,728	9,322
5.000% due 02/14/2022		76,905	77,256
5.625% due 05/19/2031 •	EUR	7,100	9,487
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		$4,089	4,095
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		687	680
Enact Holdings, Inc. 6.500% due 08/15/2025		23,200	25,369
EPR Properties
4.750% due 12/15/2026		2,445	2,615
4.950% due 04/15/2028		3,980	4,298
Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	6,400	7,642
6.500% due 04/15/2024 (i)(j)		5,200	6,534
Essential Properties LP 2.950% due 07/15/2031		$7,800	7,696
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,700	2,103
3.375% due 03/03/2031		$7,800	8,038
3.950% due 03/03/2031	CAD	16,500	13,599
4.625% due 04/29/2030 (m)		$22,256	24,956
4.850% due 04/17/2028		9,918	11,042
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053		48,678	53,966
Ford Motor Credit Co. LLC
0.130% due 12/01/2024 •	EUR	14,700	16,521
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$200	200
1.355% due 02/07/2025	EUR	3,900	4,472
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$5,100	5,092
1.744% due 07/19/2024	EUR	43,544	50,457
2.330% due 11/25/2025		65,728	78,040
2.386% due 02/17/2026		40,800	48,697
2.700% due 08/10/2026		$93,900	94,839
2.748% due 06/14/2024	GBP	29,422	40,143
2.979% due 08/03/2022		$43,197	43,473
3.021% due 03/06/2024	EUR	4,100	4,878

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.087% due 01/09/2023		$111,729	113,765
3.096% due 05/04/2023		33,264	33,931
3.219% due 01/09/2022		10,296	10,309
3.250% due 09/15/2025	EUR	53,065	64,920
3.264% (US0003M + 3.140%) due 01/07/2022 ~		$43,492	43,492
3.339% due 03/28/2022		35,755	35,862
3.350% due 11/01/2022		73,418	74,432
3.370% due 11/17/2023		17,200	17,759
3.375% due 11/13/2025		81,731	85,019
3.550% due 10/07/2022		109,072	110,850
3.664% due 09/08/2024		35,181	36,581
3.810% due 01/09/2024		18,207	18,908
3.815% due 11/02/2027		3,460	3,663
4.063% due 11/01/2024		13,130	13,832
4.125% due 08/17/2027		3,300	3,566
4.134% due 08/04/2025		18,922	20,102
4.140% due 02/15/2023		31,500	32,289
4.250% due 09/20/2022		36,600	37,307
4.271% due 01/09/2027		13,537	14,568
4.375% due 08/06/2023		17,298	18,020
4.389% due 01/08/2026		40,026	43,173
4.535% due 03/06/2025	GBP	42,779	61,296
4.542% due 08/01/2026		$16,000	17,397
4.687% due 06/09/2025		11,565	12,445
5.125% due 06/16/2025		77,240	84,099
5.584% due 03/18/2024		23,112	24,932
5.596% due 01/07/2022		69,812	69,951
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		80,451	83,247
Future Diamond Ltd. 4.250% due 09/22/2022		1,200	1,131
GLP Capital LP
3.250% due 01/15/2032		5,900	5,941
4.000% due 01/15/2031		5,500	5,876
5.250% due 06/01/2025		6,166	6,761
5.300% due 01/15/2029		29,811	33,883
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	28,386
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		14,700	15,202
Host Hotels & Resorts LP
2.900% due 12/15/2031		2,500	2,415
3.375% due 12/15/2029		1,600	1,632
4.000% due 06/15/2025		3,070	3,258
HSBC Holdings PLC
2.804% due 05/24/2032		50,100	50,308
2.848% due 06/04/2031		2,000	2,025
3.000% due 05/29/2030 •	GBP	30,300	43,125
3.973% due 05/22/2030 •		$73,500	79,803
4.000% due 03/09/2026 (i)(j)		4,700	4,682
4.041% due 03/13/2028 •		11,280	12,202
4.292% due 09/12/2026 •		9,600	10,373
4.583% due 06/19/2029 •		73,000	81,844
4.600% due 12/17/2030 •(i)(j)		61,800	61,904
4.700% due 03/09/2031 (i)(j)		30,900	30,977
4.750% due 07/04/2029 •(i)(j)	EUR	63,637	79,571
5.250% due 09/16/2022 •(i)(j)		8,400	9,874
5.875% due 09/28/2026 •(i)(j)	GBP	85,700	125,357
6.000% due 09/29/2023 •(i)(j)	EUR	19,040	23,476
6.000% due 05/22/2027 •(i)(j)		$10,191	10,994
6.250% due 03/23/2023 •(i)(j)		3,400	3,536
6.500% due 03/23/2028 •(i)(j)		100,860	111,284
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		6,157	5,934
3.625% due 09/30/2030		14,270	13,770
3.875% due 11/13/2029		16,912	16,527
4.250% due 11/07/2027		5,400	5,470
4.500% due 05/29/2029		18,119	18,442
4.625% due 06/03/2026		3,465	3,581
4.750% due 04/27/2027		18,400	19,021
4.950% due 11/07/2047		8,975	8,672
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		17,400	17,708
ING Groep NV
3.875% due 05/16/2027 (i)(j)		11,300	10,777
4.250% due 05/16/2031 (i)(j)		8,200	7,749
4.875% due 05/16/2029 (i)(j)		9,399	9,500
5.750% due 11/16/2026 •(i)(j)		45,500	49,007
6.875% due 04/16/2022 •(i)(j)		1,400	1,424
International Finance Corp. 8.000% due 10/09/2023	IDR	248,200,000	18,388
International Lease Finance Corp. 8.625% due 01/15/2022		$4,475	4,486
Intesa Sanpaolo SpA
5.500% due 03/01/2028 (i)(j)	EUR	250	311
5.875% due 09/01/2031 (i)(j)		916	1,193

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

6.250% due 05/16/2024 (i)(j)		900	1,118
7.750% due 01/11/2027 •(i)		28,300	39,167
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		2,800	3,367
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(i)(j)		11,131	13,839
5.125% due 12/27/2024 •(i)(j)	GBP	14,600	20,552
7.500% due 06/27/2024 •(i)(j)		$12,714	14,070
7.500% due 09/27/2025 •(i)(j)		123,152	139,234
7.625% due 06/27/2023 •(i)(j)	GBP	393,267	570,366
7.875% due 06/27/2029 •(i)(j)		152,608	258,120
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		$5,805	6,104
4.500% due 09/01/2026		16,083	17,322
4.500% due 01/15/2028		3,495	3,784
4.625% due 06/15/2025		4,435	4,734
5.625% due 05/01/2024		8,500	9,095
5.750% due 02/01/2027		12,316	13,932
MMcapS Funding Ltd.
0.510% (US0003M + 0.290%) due 12/26/2039 ~		16,875	15,862
0.720% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,080
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	11,500	13,012
2.500% due 03/24/2026	GBP	13,200	17,831
3.375% due 04/24/2030		18,565	25,703
3.500% due 03/15/2031		$48,400	49,019
3.692% due 06/05/2028	GBP	2,965	4,200
National Health Investors, Inc. 3.000% due 02/01/2031		$18,500	17,869
Nationwide Building Society
3.960% due 07/18/2030 •		57,892	63,664
4.302% due 03/08/2029 •		79,100	87,231
Natwest Group PLC
2.000% due 03/08/2023 •	EUR	3,704	4,235
4.445% due 05/08/2030 •		$163,400	183,693
4.500% due 03/31/2028 (i)(j)	GBP	2,500	3,377
4.600% due 06/28/2031 (i)(j)		$45,790	44,989
4.892% due 05/18/2029 •		13,000	14,880
5.076% due 01/27/2030 •		177,653	206,219
5.125% due 05/12/2027 •(i)(j)	GBP	52,415	74,582
6.000% due 12/29/2025 •(i)(j)		$150,200	164,742
8.000% due 08/10/2025 •(i)(j)		90,171	104,808
New Metro Global Ltd.
5.000% due 08/08/2022		900	850
6.800% due 08/05/2023		580	541
Newmark Group, Inc. 6.125% due 11/15/2023		17,678	18,933
Nissan Motor Acceptance Co. LLC
1.012% (US0003M + 0.890%) due 01/13/2022 ~		3,313	3,313
2.000% due 03/09/2026		44,978	44,347
2.750% due 03/09/2028		40,800	40,544
2.800% due 01/13/2022		2,000	2,001
Nomura Holdings, Inc.
2.172% due 07/14/2028		51,800	50,860
2.608% due 07/14/2031		10,700	10,570
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		24,548	23,956
3.625% due 10/01/2029		17,120	17,787
OneMain Finance Corp.
5.625% due 03/15/2023		256,251	267,944
6.125% due 03/15/2024		26,574	28,206
6.875% due 03/15/2025		17,710	19,725
8.875% due 06/01/2025		8,969	9,607
Owl Rock Capital Corp. 2.875% due 06/11/2028		20,100	19,745
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		28,041	28,949
5.500% due 02/15/2024		3,113	3,340
Physicians Realty LP 3.950% due 01/15/2028		1,927	2,107
Preferred Term Securities Ltd.
0.000% due 09/26/2034 ~		6,000	2,490
0.503% (US0003M + 0.300%) due 03/22/2037 ~		58,087	52,859
0.503% (US0003M + 0.300%) due 09/22/2037 ~		96	89
0.503% (US0003M + 0.300%) due 12/22/2037 ~		10,855	9,661
0.513% (US0003M + 0.310%) due 12/22/2036 ~		76,539	75,774
0.543% (US0003M + 0.340%) due 09/22/2036 ~		12,853	12,211
0.553% (US0003M + 0.350%) due 06/22/2037 ~		50,558	42,216
0.573% (US0003M + 0.370%) due 09/22/2037 ~		42,865	36,542
0.583% (US0003M + 0.380%) due 09/23/2035 ~		139	138
0.583% (US0003M + 0.380%) due 12/22/2036 ~		1,372	1,098
0.583% (US0003M + 0.380%) due 03/22/2037 ~		46,862	40,419
0.593% (US0003M + 0.390%) due 12/22/2036 ~		3,041	2,775
0.603% (US0003M + 0.400%) due 09/22/2036 ~		30,003	26,102
0.603% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,848
0.603% (US0003M + 0.400%) due 03/22/2038 ~		93,947	84,953

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.616% (US0003M + 0.400%) due 06/23/2035 ~		22,476	21,127
0.633% (US0003M + 0.430%) due 12/22/2035 ~		29,918	25,954
0.653% (US0003M + 0.450%) due 03/22/2038 ~		7,166	6,217
0.683% (US0003M + 0.480%) due 09/23/2035 ~		15,092	13,356
0.703% (US0003M + 0.500%) due 03/23/2035 ~		8,714	8,257
0.716% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,320
0.783% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,789
0.794% (US0003M + 0.580%) due 09/26/2034 ~		7,500	7,406
0.803% (US0003M + 0.600%) due 03/22/2038 ~		17,551	15,269
0.823% (US0003M + 0.620%) due 12/22/2036 ~		32,335	25,868
0.953% (US0003M + 0.750%) due 09/23/2035 ~		20,740	17,421
1.074% (US0003M + 0.860%) due 07/03/2033 ~		3,138	3,123
1.096% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,762
1.103% (US0003M + 0.900%) due 03/22/2038 ~		28,603	28,317
1.114% (US0003M + 0.900%) due 01/03/2033 ~		14,907	14,869
Sabra Health Care LP 3.200% due 12/01/2031		30,300	29,643
Santander Holdings USA, Inc.
3.244% due 10/05/2026		6,409	6,694
4.400% due 07/13/2027		8,761	9,612
4.500% due 07/17/2025		131,400	142,361
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		31,580	33,921
6.750% due 06/24/2024 •(i)(j)	GBP	48,676	71,116
7.375% due 06/24/2022 •(i)(j)		127,625	176,957
SBA Communications Corp. 3.125% due 02/01/2029		$26,700	25,673
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		229,985	230,788
Seazen Group Ltd.
4.450% due 07/13/2025		2,300	1,932
6.000% due 08/12/2024		3,400	2,898
6.150% due 04/15/2023		480	448
6.450% due 06/11/2022		3,900	3,666
Service Properties Trust 5.000% due 08/15/2022		6,895	6,896
Sitka Holdings LLC 5.250% due 07/06/2026		164,742	168,657
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 (i)(j)		7,000	7,125
SL Green Realty Corp. 4.500% due 12/01/2022		29,900	30,546
SLM Student Loan Trust 0.000% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	881	960
Societe Generale S.A.
2.889% due 06/09/2032		$29,900	29,850
4.750% due 05/26/2026 (i)(j)		34,000	34,609
5.375% due 11/18/2030 •(i)(j)		34,000	35,799
6.750% due 04/06/2028 •(i)(j)		31,687	34,856
7.375% due 10/04/2023		203	218
7.375% due 10/04/2023 •(i)(j)		88,538	95,019
7.875% due 12/18/2023 (i)(j)		5,482	6,010
Standard Chartered PLC
2.678% due 06/29/2032		4,900	4,819
4.300% due 08/19/2028 (i)		890	859
4.750% due 01/14/2031 •(i)(j)(m)		50,400	50,053
7.500% due 04/02/2022 (i)(j)		3,400	3,454
7.750% due 04/02/2023 (i)(j)		1,500	1,593
State Bank of India 4.000% due 01/24/2022		350	351
Sunac China Holdings Ltd.
6.500% due 01/10/2025		3,300	2,112
6.500% due 01/26/2026		1,300	812
6.650% due 08/03/2024		1,300	838
7.500% due 02/01/2024		1,700	1,109
8.350% due 04/19/2023		9,800	6,517
Swedbank AB
4.000% due 03/17/2029 (i)(j)		1,800	1,741
6.000% due 03/17/2022 (i)(j)		800	808
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,930	8,488
5.661% due 10/13/2041		464	815
5.744% due 04/13/2040		3,967	6,930
5.801% due 10/13/2040		24,596	43,200
6.052% due 10/13/2039		30,220	52,689
7.623% due 07/13/2039		3,781	7,363
Trafford Centre Finance Ltd. 0.975% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	7,714
U.S. Capital Funding Ltd.
0.401% due 07/10/2043 •		$55,449	49,904
1.012% (US0003M + 0.880%) due 05/01/2034 ~		8,027	7,786
UBS AG
5.125% due 05/15/2024 (j)		62,650	67,166
7.625% due 08/17/2022 (j)		38,011	39,485
UBS Group AG
4.375% due 02/10/2031 •(i)(j)		44,033	43,606

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

5.125% due 07/29/2026 •(i)(j)		4,600	4,904
5.750% due 02/19/2022 •(i)(j)	EUR	8,500	9,762
7.000% due 02/19/2025 •(i)(j)		$7,600	8,482
UniCredit SpA
2.569% due 09/22/2026 •		11,513	11,501
7.830% due 12/04/2023		603,540	673,206
9.250% due 06/03/2022 •(i)(j)	EUR	26,981	31,908
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,693	4,067
Uniti Group LP
4.750% due 04/15/2028		$22,123	21,974
7.875% due 02/15/2025		38,790	40,534
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		39,868	37,327
Yango Group Co. Ltd. 6.900% due 10/31/2022 ~	CNY	80,000	3,452

			11,774,849

INDUSTRIALS 10.1%
AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	3,270	4,652
5.500% due 07/31/2050		1,096	1,651
Adient U.S. LLC 9.000% due 04/15/2025		$4,000	4,255
Aeroporti di Roma SpA 5.441% due 02/20/2023	GBP	4,300	6,064
Air Canada
3.875% due 08/15/2026		$67,747	69,191
4.625% due 08/15/2029	CAD	18,400	14,531
Aker BP ASA 3.750% due 01/15/2030		$13,350	14,151
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		38,733	42,411
Altice Financing S.A.
2.250% due 01/15/2025	EUR	25,528	28,436
3.000% due 01/15/2028		20,106	21,764
4.250% due 08/15/2029		18,910	21,115
5.750% due 08/15/2029		$133,089	131,960
Altice France S.A. 8.125% due 02/01/2027		45,663	48,861
Amdocs Ltd. 2.538% due 06/15/2030		32,600	32,347
American Airlines Pass-Through Trust
2.875% due 01/11/2036		43,199	42,975
3.000% due 04/15/2030		19,682	19,608
3.150% due 08/15/2033		2,205	2,234
3.200% due 12/15/2029		7,569	7,628
3.350% due 04/15/2031		21,620	22,055
3.375% due 11/01/2028		36,417	36,164
3.575% due 07/15/2029		5,028	5,119
3.600% due 03/22/2029		207	214
3.650% due 12/15/2029		3,823	3,704
3.650% due 08/15/2030		11,250	11,772
3.700% due 04/01/2028		14,383	14,622
4.000% due 01/15/2027		1,567	1,515
American Airlines, Inc.
5.500% due 04/20/2026		132,500	137,989
5.750% due 04/20/2029		47,730	51,107
Anheuser-Busch InBev Worldwide, Inc. 4.500% due 06/01/2050		20,000	24,707
Arconic Corp. 6.000% due 05/15/2025		13,442	14,081
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		2,700	2,676
3.875% due 01/15/2028		9,200	9,333
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		24,100	26,345
BAT Capital Corp. 3.557% due 08/15/2027		24,000	25,190
Boeing Co.
3.250% due 02/01/2035		2,400	2,422
3.600% due 05/01/2034		13,400	14,062
5.040% due 05/01/2027		91,821	103,462
5.150% due 05/01/2030		127,880	149,115
5.705% due 05/01/2040		207,472	266,863
5.805% due 05/01/2050		170,647	231,518
5.930% due 05/01/2060		221,456	308,162
Bombardier, Inc.
7.500% due 12/01/2024		69,685	72,694
7.500% due 03/15/2025		2,480	2,530
7.875% due 04/15/2027		42,613	44,246
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		11,300	11,946
British Airways Pass-Through Trust
2.900% due 09/15/2036		13,820	13,819

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.300% due 06/15/2034		2,729	2,819
3.800% due 03/20/2033		5,606	5,849
4.250% due 05/15/2034		12,754	13,616
Broadcom, Inc.
2.450% due 02/15/2031		121,900	119,654
2.600% due 02/15/2033		92,715	90,520
3.137% due 11/15/2035		35,900	36,153
3.187% due 11/15/2036		26,500	26,494
3.419% due 04/15/2033		49,503	51,950
3.469% due 04/15/2034		136,723	143,285
3.500% due 02/15/2041		56,562	58,155
3.750% due 02/15/2051		23,900	25,047
4.110% due 09/15/2028		5,811	6,376
4.150% due 11/15/2030		106,417	118,117
4.300% due 11/15/2032		115,550	130,024
Caesars Entertainment, Inc. 6.250% due 07/01/2025		169,244	177,859
Caesars Resort Collection LLC 5.750% due 07/01/2025		56,842	59,433
Cameron LNG LLC 3.402% due 01/15/2038		1,633	1,690
Carnival Corp.
4.000% due 08/01/2028		182,753	181,754
10.500% due 02/01/2026 (m)		6,177	7,059
CCO Holdings LLC
4.250% due 01/15/2034		64,600	63,672
4.500% due 06/01/2033		91,008	92,993
CDW LLC
2.670% due 12/01/2026		64,300	66,003
3.276% due 12/01/2028		16,700	17,143
3.569% due 12/01/2031		51,800	53,989
Cellnex Finance Co. S.A. 3.875% due 07/07/2041		22,644	21,689
Centene Corp.
2.450% due 07/15/2028		144,100	142,160
2.625% due 08/01/2031		12,200	11,976
4.250% due 12/15/2027		13,138	13,719
4.625% due 12/15/2029		16,855	18,207
Charter Communications Operating LLC
3.500% due 06/01/2041		38,600	37,702
3.500% due 03/01/2042		16,200	15,741
3.700% due 04/01/2051		13,244	12,839
3.850% due 04/01/2061		27,800	26,295
3.900% due 06/01/2052		149,000	149,702
3.950% due 06/30/2062		89,600	86,539
4.400% due 12/01/2061		115,600	119,882
4.800% due 03/01/2050		34,486	38,706
Citrix Systems, Inc. 3.300% due 03/01/2030		6,885	6,992
CommonSpirit Health 3.910% due 10/01/2050		23,900	26,663
Community Health Systems, Inc.
4.750% due 02/15/2031		118,900	120,133
5.625% due 03/15/2027		314,631	333,367
6.000% due 01/15/2029		26,190	27,966
6.625% due 02/15/2025		76,510	79,275
8.000% due 03/15/2026		100,854	106,133
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		5,512	1,537
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		2,501	2,596
Corning, Inc. 5.450% due 11/15/2079		11,846	15,690
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	29,609
Coty, Inc.
3.875% due 04/15/2026	EUR	2,095	2,441
4.000% due 04/15/2023		3,600	4,123
CSC Holdings LLC 4.500% due 11/15/2031		$46,100	45,598
CVS Pass-Through Trust
4.163% due 08/11/2036		5,636	6,181
5.773% due 01/10/2033		4,591	5,350
5.880% due 01/10/2028		926	1,048
7.507% due 01/10/2032		4,096	5,074
Dell International LLC
5.300% due 10/01/2029		4,600	5,397
6.200% due 07/15/2030		400	505
Delta Air Lines, Inc.
3.625% due 03/15/2022 (m)		26,912	26,913
4.500% due 10/20/2025		36,515	38,400
4.750% due 10/20/2028		43,183	47,190
7.000% due 05/01/2025		120,033	137,353
7.375% due 01/15/2026		2,746	3,236
DIRECTV Holdings LLC 5.875% due 08/15/2027		87,850	90,064

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

DISH DBS Corp.
5.250% due 12/01/2026		132,210	134,545
5.750% due 12/01/2028		130,790	132,343
Dufry One BV
2.000% due 02/15/2027	EUR	855	906
2.500% due 10/15/2024		9,270	10,422
Energy Transfer LP 5.300% due 04/01/2044		$1,700	1,951
Exela Intermediate LLC 11.500% due 07/15/2026		12,225	8,684
Expedia Group, Inc.
2.950% due 03/15/2031		29,500	29,489
3.250% due 02/15/2030		12,910	13,189
4.625% due 08/01/2027		33,891	37,763
6.250% due 05/01/2025		78,266	88,361
Ford Foundation
2.415% due 06/01/2050		7,600	7,202
2.815% due 06/01/2070		14,800	15,318
Gazprom PJSC Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	880	1,044
4.250% due 04/06/2024	GBP	4,500	6,348
4.950% due 07/19/2022		$3,000	3,056
4.950% due 03/23/2027		24,600	26,660
4.950% due 02/06/2028		15,900	17,248
6.510% due 03/07/2022		46,840	47,308
7.288% due 08/16/2037		30,730	40,945
8.625% due 04/28/2034		141,090	199,561
General Electric Co. 6.750% due 03/15/2032		3,030	4,138
Greene King Finance PLC
1.898% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	427	488
5.106% due 03/15/2034		1,380	2,130
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$102,921	102,551
3.750% due 05/01/2029		82,300	83,035
4.000% due 05/01/2031		91,324	93,523
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		31,900	31,996
1.800% due 10/01/2024		20,800	20,822
4.850% due 03/15/2026		6,500	7,074
iHeartCommunications, Inc.
6.375% due 05/01/2026		108,547	112,737
8.375% due 05/01/2027 (m)		78,836	83,221
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	26,773	30,920
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		10,000	11,634
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$30,798	31,825
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		18,141	19,535
II-VI, Inc. 5.000% due 12/15/2029		19,731	20,191
Imperial Brands Finance PLC 3.500% due 07/26/2026		5,425	5,709
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		19,600	22,460
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		27,620	4,242
Intelsat Jackson Holdings S.A.
1.000% due 12/01/2029 «		579,839	579,269
5.500% due 08/01/2023 ^(d)		93,148	42,281
8.000% due 02/15/2024		152,729	155,306
8.500% due 10/15/2024 ^(d)		507,916	233,324
9.750% due 07/15/2025 ^(d)		223,668	102,923
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(d)		3,500	31
IQVIA, Inc. 2.875% due 09/15/2025	EUR	5,900	6,779
JetBlue Pass-Through Trust
2.750% due 11/15/2033		$2,721	2,750
4.000% due 05/15/2034		66,354	71,813
Kraft Heinz Foods Co.
3.875% due 05/15/2027		66,637	72,056
5.500% due 06/01/2050		23,600	32,020
Las Vegas Sands Corp.
3.200% due 08/08/2024		4,597	4,683
3.500% due 08/18/2026		2,800	2,837
3.900% due 08/08/2029		13,212	13,317
Leidos, Inc. 4.375% due 05/15/2030		5,409	6,034
Leland Stanford Junior University 3.647% due 05/01/2048		18,025	21,881
Level 3 Financing, Inc. 3.875% due 11/15/2029		22,056	22,474

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Live Nation Entertainment, Inc. 3.750% due 01/15/2028		11,000	10,945
Lundin Energy Finance BV 3.100% due 07/15/2031		11,400	11,493
Marriott International, Inc.
2.750% due 10/15/2033		11,000	10,685
2.850% due 04/15/2031		13,700	13,672
4.625% due 06/15/2030		15,666	17,642
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		7,468	7,793
Marvell Technology, Inc. 2.950% due 04/15/2031		4,800	4,896
Massachusetts Institute of Technology
4.678% due 07/01/2114		718	1,072
5.600% due 07/01/2111		1,144	2,008
McDonald's Corp. 4.875% due 12/09/2045		17,000	21,894
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	197
5.375% due 12/04/2029		45,855	44,550
5.625% due 07/17/2027		2,700	2,668
5.750% due 07/21/2028		2,200	2,215
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/2050		4,600	4,712
MGM China Holdings Ltd.
4.750% due 02/01/2027		15,429	15,300
5.250% due 06/18/2025		36,819	36,582
5.875% due 05/15/2026		200	201
MGM Resorts International 7.750% due 03/15/2022		41,370	41,939
Micron Technology, Inc.
4.663% due 02/15/2030		24,361	28,111
5.327% due 02/06/2029		15,718	18,642
Mileage Plus Holdings LLC 6.500% due 06/20/2027		34,650	37,041
Mitchells & Butlers Finance PLC
0.653% (US0003M + 0.450%) due 12/15/2030 ~		48	45
6.013% due 12/15/2030	GBP	5,570	8,176
MPLX LP 5.500% due 02/15/2049		$6,000	7,680
NCL Corp. Ltd. 10.250% due 02/01/2026		8,840	10,291
Netflix, Inc.
3.625% due 06/15/2030	EUR	43,809	59,542
3.875% due 11/15/2029		85,329	117,473
4.625% due 05/15/2029		75,300	107,153
4.875% due 06/15/2030		$29,000	33,871
5.375% due 11/15/2029		12,639	15,030
5.500% due 02/15/2022		3,628	3,652
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		4,310	4,522
4.345% due 09/17/2027		74,963	80,987
4.810% due 09/17/2030		208,156	233,043
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		11,159	12,387
Norfolk Southern Corp. 4.100% due 05/15/2121		9,800	11,153
NXP BV 4.300% due 06/18/2029		7,000	7,850
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (g)(i)		5,635	54
Oracle Corp.
3.850% due 04/01/2060		16,110	15,956
3.950% due 03/25/2051 (k)		37,933	39,446
4.000% due 07/15/2046		12,488	12,994
4.000% due 11/15/2047		2,900	3,018
4.100% due 03/25/2061 (k)		45,000	47,019
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		7,415	7,982
7.375% due 06/01/2025		3,488	3,683
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		8,843	9,586
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		15,100	15,322
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		105,630	4,363
5.500% due 04/12/2037 ^(d)		117,045	4,834
6.000% due 05/16/2024 ^(d)		87,600	3,618
6.000% due 11/15/2026 ^(d)		54,167	2,237
9.750% due 05/17/2035 ^(d)		43,640	1,802
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	17,100	18,106
5.350% due 02/12/2028		$9,010	8,972
5.950% due 01/28/2031		188,440	183,484
6.500% due 06/02/2041		70,843	63,663
6.625% due 06/15/2035		35,000	33,688

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

6.700% due 02/16/2032 (m)		404,564	409,409
6.750% due 09/21/2047		71,382	63,493
6.950% due 01/28/2060		72,260	64,635
7.690% due 01/23/2050		25,040	24,213
Petronas Capital Ltd.
4.550% due 04/21/2050		33,400	41,475
4.800% due 04/21/2060		19,000	25,200
PetSmart, Inc. 4.750% due 02/15/2028		28,550	29,351
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		70,556	74,872
Prosus NV
1.288% due 07/13/2029	EUR	25,300	28,406
1.985% due 07/13/2033		26,900	29,916
3.061% due 07/13/2031		$62,500	60,988
PTC, Inc. 3.625% due 02/15/2025		6,760	6,860
Qatar Energy 3.125% due 07/12/2041		7,550	7,650
Rede D'or Finance SARL 4.500% due 01/22/2030		1,281	1,249
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		5,100	5,396
Rockefeller Foundation 2.492% due 10/01/2050		23,000	22,687
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	2,100	2,364
1.625% due 05/09/2028 (m)		23,287	25,389
3.375% due 06/18/2026	GBP	72,065	98,092
3.625% due 10/14/2025		$73,243	74,424
4.625% due 02/16/2026 (m)	EUR	178,596	225,699
5.750% due 10/15/2027		$54,676	60,521
5.750% due 10/15/2027	GBP	111,931	168,840
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$39,726	42,060
10.875% due 06/01/2023		88,139	96,404
11.500% due 06/01/2025		99,305	111,347
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	60,389	108,374
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		$44,074	49,759
Sands China Ltd.
2.300% due 03/08/2027		30,400	28,650
2.850% due 03/08/2029		22,500	21,206
3.250% due 08/08/2031		19,500	18,349
3.800% due 01/08/2026		49,204	49,509
4.375% due 06/18/2030		36,391	37,185
5.125% due 08/08/2025		48,968	51,425
5.400% due 08/08/2028		49,153	52,986
Santos Finance Ltd.
3.649% due 04/29/2031		33,100	33,736
4.125% due 09/14/2027		3,700	3,911
Scientific Games International, Inc. 8.250% due 03/15/2026		2,815	2,966
Seagate HDD Cayman
4.091% due 06/01/2029		2,900	3,007
4.125% due 01/15/2031		12,329	12,845
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		9,416	10,066
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		2,800	2,811
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		74,750	78,302
5.152% due 09/20/2029		35,623	39,327
Studio City Finance Ltd.
5.000% due 01/15/2029		20,510	18,389
6.000% due 07/15/2025		200	195
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		4,559	4,849
Sutter Health
3.161% due 08/15/2040		12,800	13,193
3.361% due 08/15/2050		31,200	32,782
Syngenta Finance NV
3.375% due 04/16/2026	EUR	11,400	14,192
4.441% due 04/24/2023		$7,700	7,962
4.892% due 04/24/2025		9,941	10,684
5.182% due 04/24/2028		27,100	30,450
T-Mobile USA, Inc.
2.250% due 02/15/2026		71,900	72,190
2.400% due 03/15/2029		11,950	12,076
2.625% due 04/15/2026		69,800	70,240
2.700% due 03/15/2032		9,250	9,317
3.375% due 04/15/2029		149,103	152,185
3.400% due 10/15/2052		33,200	33,109
3.500% due 04/15/2031		133,921	139,560

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Tencent Holdings Ltd.
3.680% due 04/22/2041		16,700	17,368
3.840% due 04/22/2051		62,100	65,357
3.940% due 04/22/2061		41,500	44,010
Tenet Healthcare Corp. 4.625% due 07/15/2024		1,388	1,407
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	20,600	25,284
Times Square Hotel Trust 8.528% due 08/01/2026		$966	1,029
Topaz Solar Farms LLC
4.875% due 09/30/2039		10,074	11,409
5.750% due 09/30/2039		73,442	87,644
Transocean Guardian Ltd. 5.875% due 01/15/2024		2,366	2,245
Transocean, Inc.
7.250% due 11/01/2025		20,102	15,499
7.500% due 01/15/2026		15,760	11,758
8.000% due 02/01/2027		25,477	18,370
Travel + Leisure Co. 6.000% due 04/01/2027		2,100	2,290
Triumph Group, Inc. 6.250% due 09/15/2024		7,686	7,742
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		562	592
U.S. Renal Care, Inc. 10.625% due 07/15/2027		14,592	14,825
UAL Pass-Through Trust 6.636% due 01/02/2024		2,175	2,224
Uber Technologies, Inc.
4.500% due 08/15/2029		41,685	42,528
6.250% due 01/15/2028		3,300	3,547
7.500% due 05/15/2025		23,934	25,182
7.500% due 09/15/2027		13,493	14,701
8.000% due 11/01/2026		5,000	5,332
United Airlines Pass-Through Trust
2.700% due 11/01/2033		9,884	9,835
4.000% due 10/11/2027		3,277	3,436
4.150% due 10/11/2025		1,526	1,584
4.150% due 02/25/2033		4,034	4,423
4.300% due 02/15/2027		1,241	1,299
5.875% due 04/15/2029		206,715	226,821
United Airlines, Inc.
4.375% due 04/15/2026		52,563	54,878
4.625% due 04/15/2029		60,219	62,226
United Group BV 4.875% due 07/01/2024	EUR	4,329	4,988
Univision Communications, Inc.
5.125% due 02/15/2025		$104,268	105,441
6.625% due 06/01/2027		92,205	99,444
9.500% due 05/01/2025		17,316	18,524
Usiminas International SARL 5.875% due 07/18/2026		11,500	11,915
Vail Resorts, Inc. 6.250% due 05/15/2025		8,670	9,025
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		3,221	3,357
Vale Overseas Ltd.
3.750% due 07/08/2030		14,000	14,514
6.250% due 08/10/2026		37,975	44,012
6.875% due 11/21/2036		13,383	17,806
6.875% due 11/10/2039		8,313	11,175
VeriSign, Inc. 2.700% due 06/15/2031		8,583	8,638
ViaSat, Inc.
5.625% due 09/15/2025		17,993	18,105
6.500% due 07/15/2028		21,700	21,785
Viking Cruises Ltd. 13.000% due 05/15/2025		62,533	70,858
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		8,400	8,401
VMware, Inc.
2.200% due 08/15/2031		24,200	23,795
4.700% due 05/15/2030		5,890	6,863
VOC Escrow Ltd. 5.000% due 02/15/2028		17,571	17,421
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	30,754	35,384
Wesleyan University 4.781% due 07/01/2116		$7,745	11,076
Western Midstream Operating LP 1.972% (US0003M + 1.850%) due 01/13/2023 ~		9,357	9,345
Windstream Escrow LLC 7.750% due 08/15/2028		85,720	91,033
Wynn Las Vegas LLC
5.250% due 05/15/2027 (m)		62,800	64,272

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

5.500% due 03/01/2025		20,108	20,738
Wynn Macau Ltd.
4.875% due 10/01/2024		3,456	3,252
5.125% due 12/15/2029		16,500	15,015
5.500% due 01/15/2026		48,950	46,067
5.500% due 10/01/2027		24,828	23,115
5.625% due 08/26/2028		72,220	66,984
Wynn Resorts Finance LLC
5.125% due 10/01/2029		3,510	3,568
7.750% due 04/15/2025		19,060	20,009
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,512	3,885
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		20,124	19,861
6.125% due 03/01/2028		16,093	15,876

			14,719,322

UTILITIES 3.6%
AT&T, Inc.
3.100% due 02/01/2043		100,811	98,209
3.300% due 02/01/2052		102,232	100,404
3.500% due 06/01/2041		148,910	153,366
3.500% due 02/01/2061		107,103	105,656
3.650% due 06/01/2051		172,222	178,751
3.850% due 06/01/2060		119,677	125,372
Edison International 5.750% due 06/15/2027		10,300	11,752
Enable Midstream Partners LP
4.400% due 03/15/2027		4,145	4,476
4.950% due 05/15/2028		4,355	4,834
FirstEnergy Corp.
3.400% due 03/01/2050		6,200	6,092
4.400% due 07/15/2027		2,000	2,156
5.350% due 07/15/2047		2,800	3,337
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		95,310	97,153
6.000% due 11/27/2023		271,780	291,529
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	153,616
2.950% due 01/27/2029		$93,400	89,498
3.000% due 06/29/2027		12,000	11,809
Greenko Dutch BV 3.850% due 03/29/2026		32,111	32,508
Greenko Investment Co. 4.875% due 08/16/2023		8,200	8,295
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		8,100	8,635
Jersey Central Power & Light Co. 2.750% due 03/01/2032		9,600	9,740
Metropolitan Edison Co. 4.300% due 01/15/2029		2,840	3,163
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,711	2,981
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		12,146	6,726
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		467	461
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~		33,100	33,154
1.367% due 03/10/2023		124,160	123,418
1.700% due 11/15/2023		99,400	99,676
1.750% due 06/16/2022		21,331	21,331
2.100% due 08/01/2027		44,031	42,544
2.500% due 02/01/2031		43,159	41,162
2.950% due 03/01/2026		70,387	71,660
3.000% due 06/15/2028		85,600	86,286
3.150% due 01/01/2026		218,783	223,840
3.250% due 06/15/2023		106,599	108,613
3.250% due 06/01/2031		75,456	75,784
3.300% due 03/15/2027		63,737	64,900
3.300% due 12/01/2027		164,659	167,492
3.300% due 08/01/2040		17,093	15,879
3.400% due 08/15/2024		87,360	90,401
3.450% due 07/01/2025		157,836	163,841
3.500% due 06/15/2025		104,124	108,200
3.500% due 08/01/2050		94,963	88,207
3.750% due 02/15/2024		78,151	81,079
3.750% due 07/01/2028		176,652	183,852
3.750% due 08/15/2042		9,152	8,557
3.850% due 11/15/2023		38,144	39,413
3.950% due 12/01/2047		47,745	46,102
4.000% due 12/01/2046		45,023	43,827
4.200% due 06/01/2041		9,800	9,879
4.250% due 08/01/2023		59,475	61,593
4.250% due 03/15/2046		57,103	57,147

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

4.300% due 03/15/2045		50,981	51,664
4.450% due 04/15/2042		51,362	52,316
4.500% due 07/01/2040		163,823	170,929
4.500% due 12/15/2041		21,614	21,608
4.550% due 07/01/2030		316,519	342,545
4.600% due 06/15/2043		23,098	23,861
4.650% due 08/01/2028		19,885	21,708
4.750% due 02/15/2044		48,018	49,906
4.950% due 07/01/2050		310,685	339,161
Pennsylvania Electric Co. 3.600% due 06/01/2029		220	235
Peru LNG SRL 5.375% due 03/22/2030		1,400	1,213
Petrobras Global Finance BV
5.093% due 01/15/2030		17,373	18,099
6.250% due 12/14/2026	GBP	4,910	7,245
6.625% due 01/16/2034		9,000	13,491
6.850% due 06/05/2115		$7,842	7,799
ReNew Power Synthetic 6.670% due 03/12/2024		12,892	13,421
Rio Oil Finance Trust
8.200% due 04/06/2028		24,587	27,937
9.250% due 07/06/2024		11,267	12,134
9.750% due 01/06/2027		19,592	22,521
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		8,500	8,566
Southern California Edison Co.
3.650% due 02/01/2050		10,624	11,270
4.875% due 03/01/2049		2,032	2,487
Sprint Communications, Inc. 6.000% due 11/15/2022		40,608	42,318
Sprint Corp.
7.125% due 06/15/2024		45,116	50,707
7.625% due 02/15/2025		40,486	46,610
7.625% due 03/01/2026		30,127	36,209
7.875% due 09/15/2023		134,428	148,237
Systems Energy Resources, Inc. 2.140% due 12/09/2025		26,100	26,199
Talen Energy Supply LLC 6.625% due 01/15/2028		6,812	5,987
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025		540	572
Transocean Phoenix Ltd. 7.750% due 10/15/2024		2,663	2,697
Transocean Proteus Ltd. 6.250% due 12/01/2024		2,352	2,324
Verizon Communications, Inc. 3.400% due 03/22/2041		13,890	14,568

			5,264,900

Total Corporate Bonds & Notes (Cost $30,705,465)			31,759,071

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
CBL & Associates HoldCo LLC 7.000% due 11/15/2028		979	1,873

INDUSTRIALS 0.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)		56,500	44,776

Total Convertible Bonds & Notes (Cost $56,274)			46,649

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		4,500	7,949
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021 2.746% due 06/01/2034		1,600	1,614
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2021
0.672% due 06/01/2023		3,500	3,492
1.400% due 06/01/2025		5,600	5,578
1.886% due 06/01/2027		5,300	5,301
2.086% due 06/01/2028		1,500	1,505
2.346% due 06/01/2030		2,000	2,014
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		7,350	7,539
3.850% due 06/01/2050		5,100	5,193
4.214% due 06/01/2050		26,895	26,959

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	1,700	1,702

		68,846

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,742	5,401
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	8,435	9,688
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	26,740	32,689
6.725% due 04/01/2035	7,300	8,983
7.350% due 07/01/2035	21,440	27,004
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	19,770	22,867

		106,632

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)	1,005	997
5.250% due 07/01/2037 ^(d)	5,635	5,621
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)	1,775	1,742
5.900% due 07/01/2028 (d)	7,215	7,044
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	4,350	4,247
6.000% due 07/01/2039 ^(d)	4,805	4,727
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)	9,445	9,173
5.750% due 07/01/2041 ^(d)	8,200	8,067
6.500% due 07/01/2040 ^(d)	1,640	1,650
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	22,065	19,886
5.500% due 07/01/2039 ^(d)	29,275	27,628
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(d)	2,665	2,372

		93,154

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,820	1,835

Total Municipal Bonds & Notes (Cost $194,010)		270,467

U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
0.152% due 12/25/2036 •	27	27
0.213% due 09/25/2031 •	1,582	1,562
0.222% due 03/25/2034 •	4	4
0.252% due 08/25/2034 •	3	3
0.453% due 03/25/2044 •	5	5
0.470% due 09/25/2022 ~(a)	13,667	5
0.502% due 06/25/2029 - 08/25/2036 •	4	5
0.503% due 09/25/2032 •	6	6
0.504% due 04/18/2028 - 09/18/2031 •	2	2
0.552% due 06/25/2049 •	6,756	6,827
0.673% due 02/25/2022 ~(a)	339	0
1.284% due 10/01/2044 •	2	2
1.302% due 01/25/2024 •	1	1
1.484% due 10/01/2040 •	14	14
1.513% due 03/01/2033 •	7	7
1.675% due 11/01/2033 •	12	12
1.701% due 08/01/2033 •	12	13
1.748% due 02/01/2034 •	414	425
1.820% due 02/01/2032 •	4	4
1.840% due 12/01/2035 •	15	15
1.878% due 10/01/2032 •	6	6
1.880% due 04/01/2033 •	1	1
1.910% due 10/01/2034 •	81	81
2.000% due 08/01/2032 •	3	3
2.120% due 10/01/2035 •	66	66
2.130% due 10/01/2036 •	2	2
2.135% due 07/01/2032 •	5	5
2.275% due 03/01/2033 •	145	146
2.284% due 09/01/2035 •	3	3
2.295% due 10/01/2025 •	6	6
2.315% due 05/01/2024 •	10	10
2.325% due 05/01/2024 •	4	4
2.340% due 12/01/2033 •	8	8
2.375% due 09/01/2024 •	28	28
2.377% due 04/01/2032 •	16	16
2.395% due 11/01/2029 - 09/01/2031 •	51	51

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.400% due 04/01/2024 •	1	1
2.500% due 04/25/2042 - 08/25/2042	22,234	22,756
2.508% due 09/01/2033 •	1	1
2.515% due 09/25/2042 •	1,060	852
2.625% due 09/01/2024 •	13	13
2.723% due 10/01/2025 •	1	1
2.741% due 04/01/2028 •	4	4
3.000% due 06/25/2027 - 06/25/2042 (a)	32,638	1,918
3.066% due 09/01/2030 •	7	7
3.500% due 08/01/2026 •	1	1
3.680% due 03/01/2036 •	2	2
3.850% due 12/01/2027 •	2	2
4.000% due 07/01/2041 - 01/01/2059	7,102	7,564
4.000% due 12/25/2042 - 12/25/2047 (a)	2,169	209
4.064% due 04/01/2027 •	30	31
4.500% due 12/25/2039 - 07/25/2040	4,373	4,637
4.500% due 12/25/2042 (a)	1,315	208
5.000% due 08/25/2033 - 06/25/2043	25,486	28,428
5.500% due 11/25/2032 - 06/01/2048	7,816	8,896
5.748% due 03/25/2041 •(a)	3,005	482
5.898% due 11/25/2049 •(a)	25,111	4,679
5.928% due 06/25/2037 •(a)	516	93
5.948% due 03/25/2037 - 03/25/2049 •(a)	10,269	1,753
5.968% due 12/25/2036 - 02/25/2037 •(a)	1,497	234
5.998% due 04/25/2037 •(a)	869	149
6.000% due 06/25/2029 - 09/25/2031	1,198	1,334
6.008% due 04/25/2037 •(a)	1,328	209
6.048% due 08/25/2035 - 02/25/2043 •(a)	5,044	746
6.198% due 01/25/2038 •(a)	1,971	325
6.248% due 01/25/2040 •(a)	2,384	345
6.278% due 03/25/2037 •(a)	2,667	451
6.298% due 05/25/2037 •(a)	731	115
6.308% due 06/25/2037 •(a)	3,056	569
6.338% due 04/25/2037 •(a)	1,982	386
6.348% due 12/25/2037 - 10/25/2039 •(a)	2,915	381
6.448% due 10/25/2036 - 06/25/2040 •(a)	2,056	341
6.498% due 11/25/2035 •(a)	336	34
6.500% due 06/25/2028 - 02/25/2033	63	70
6.548% due 11/25/2036 •(a)	556	76
6.598% due 03/25/2036 •(a)	1,321	209
6.688% due 04/25/2037 •(a)	1,394	263
6.850% due 12/18/2027	3	4
6.898% due 02/25/2038 •(a)	5,669	1,122
6.900% due 05/25/2023	3	3
7.000% due 07/25/2022 - 01/25/2048	154	170
7.098% due 02/25/2037 •(a)	511	105
7.350% due 01/17/2040 ~	28	28
7.500% due 07/25/2022 - 06/25/2042	18	21
7.500% due 06/25/2042 ~	15	16
7.609% due 11/25/2042 •	25	24
8.500% due 06/25/2030	81	96
17.045% due 03/25/2038 •	483	595
18.730% due 04/25/2023 •(a)	3	0
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(g)	181,220	157,678
0.363% due 08/25/2031 •	8	8
0.510% due 12/15/2046 •	24,925	25,132
0.560% due 06/15/2049 •	14,409	14,535
0.715% due 01/25/2023 ~(a)	164,317	944
1.156% due 09/25/2030 ~(a)	203,135	17,260
1.381% due 06/25/2030 ~(a)	88,680	8,799
1.432% due 05/25/2030 ~(a)	308,990	32,588
1.482% due 07/25/2044 •	6	6
1.551% due 02/01/2037 •	3	3
1.602% due 05/01/2035 •	19	19
1.700% due 10/15/2023 •	30	30
1.886% due 01/15/2038 ~(a)	23,400	1,389
1.958% due 06/01/2037 •	1	1
1.995% due 08/01/2034 •	1	1
2.008% due 09/01/2037 •	1	1
2.034% due 09/01/2037 •	1	1
2.091% due 01/01/2035 •	17	17
2.100% due 02/01/2033 - 06/01/2033 •	4	4
2.120% due 09/01/2037 - 12/01/2037 •	2	3
2.164% due 04/01/2036 •	5	5
2.221% due 07/01/2033 •	2	2
2.244% due 12/01/2033 •	34	35
2.250% due 09/01/2032 •	24	24
2.253% due 09/01/2024 •	2	2
2.284% due 03/01/2031 •	7	7
2.289% due 01/01/2035 •	45	48
2.295% due 09/01/2033 •	28	29
2.311% due 05/01/2029 •	10	10
2.322% due 09/01/2023 •	2	2
2.326% due 08/01/2024 •	1	1
2.335% due 07/01/2034 •	28	29

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.345% due 11/01/2031 - 07/01/2033 •	17	17
2.348% due 05/01/2033 •	11	11
2.349% due 10/01/2032 •	8	8
2.350% due 01/01/2033 •	6	6
2.351% due 12/01/2034 •	8	8
2.355% due 09/01/2031 •	115	115
2.357% due 09/01/2033 •	1	1
2.363% due 09/01/2034 •	29	29
2.375% due 05/01/2037 •	2	2
2.391% due 04/01/2033 •	1	1
2.405% due 11/01/2029 •	43	43
2.503% due 03/01/2032 •	82	83
2.868% due 11/01/2035 •	50	53
3.000% due 03/15/2027 - 10/15/2047 (a)	41,751	5,418
3.000% due 08/01/2032 - 03/01/2049	241,507	253,262
3.500% due 08/15/2042 - 05/01/2049	267,045	282,541
3.500% due 12/15/2042 (a)	5,026	661
3.500% due 11/01/2047 - 07/01/2048	199,159	210,794
4.000% due 08/01/2040 - 08/01/2048	163,846	175,813
4.000% due 11/01/2047 - 01/01/2048	55,178	59,103
4.000% due 09/15/2048 (a)	6,995	519
4.174% due 09/25/2035 ~(a)	80,564	19,385
4.500% due 06/01/2048	3,649	3,926
5.000% due 02/15/2024 - 05/15/2038	3,415	3,823
5.110% due 03/15/2036 •(a)	645	29
5.500% due 08/15/2036 - 06/15/2041	21,182	24,099
5.840% due 11/15/2037 •(a)	6,328	1,007
5.940% due 08/15/2037 •(a)	802	127
6.000% due 02/15/2031 - 02/15/2032	1,093	1,230
6.090% due 06/15/2038 - 01/15/2042 •(a)	4,453	653
6.330% due 03/15/2037 •(a)	4,165	726
6.340% due 03/15/2037 - 06/15/2039 •(a)	1,931	356
6.440% due 09/15/2036 •(a)	1,508	246
6.460% due 09/15/2036 •(a)	1,015	166
6.500% due 11/25/2023 - 11/25/2049	6,209	7,179
6.540% due 04/15/2036 - 05/15/2036 •(a)	6,349	1,231
6.590% due 04/15/2026 •(a)	388	32
6.640% due 01/15/2037 •(a)	674	117
6.750% due 01/15/2024	1	1
7.000% due 08/15/2023 - 09/01/2047	304	323
7.040% due 08/15/2036 •(a)	1,759	328
7.090% due 07/15/2034 •(a)	1,152	71
7.250% due 09/15/2030	13	16
7.500% due 01/15/2023 - 09/15/2030	81	95
7.683% due 12/15/2042 •	1,544	1,577
8.500% due 06/15/2031	42	50
8.844% due 05/15/2023 •	1	1
9.344% due 11/15/2043 •	14,630	18,837
9.504% due 08/15/2044 •	8,024	9,597
9.681% due 01/15/2041 •	1,171	1,416
10.641% due 02/15/2040 •	605	709
15.881% due 12/15/2031 - 02/15/2032 •	515	673
19.733% due 02/15/2024 •	4	5
20.125% due 11/15/2023 •	5	5
20.267% due 02/15/2024 •	2	2
20.645% due 10/15/2031 •	26	31
Ginnie Mae
0.024% due 08/16/2048 ~(a)	4,489	12
0.228% due 11/16/2043 ~(a)	6,207	12
0.268% due 10/16/2053 ~(a)	1,799	6
0.481% due 10/20/2062 •	3,774	3,777
0.551% due 03/20/2063 •	804	805
0.781% due 04/20/2068 •	27,012	27,080
0.831% due 11/20/2065 - 08/20/2066 •	38,250	38,678
0.851% due 10/20/2066 •	12,504	12,659
0.861% due 09/20/2066 •	7,604	7,691
0.881% due 05/20/2066 - 09/20/2066 •	90,232	91,378
0.911% due 08/20/2066 •	11,054	11,213
0.931% due 04/20/2066 - 11/20/2066 •	29,590	30,034
0.985% due 03/16/2051 ~(a)	847	4
1.029% due 04/20/2067 •	32,758	33,012
1.081% due 03/20/2066 - 01/20/2067 •	32,068	32,671
1.231% due 03/20/2066 •	7,460	7,633
1.625% due 10/20/2029 •	32	32
1.875% due 06/20/2027 - 06/20/2032 •	78	79
2.000% due 02/20/2024 - 01/20/2026 ~	2	2
2.000% due 01/20/2027 - 01/20/2035 •	54	56
2.125% due 10/20/2025 ~	2	2
2.125% due 12/20/2026 - 12/20/2033 •	37	37
3.000% due 01/20/2042 - 11/20/2048	675	704
3.500% due 03/20/2043 (a)	441	56
3.500% due 01/20/2045 - 03/15/2048	158,992	173,637
4.000% due 06/20/2039 - 01/20/2049	231,643	248,509
4.000% due 03/20/2043 (a)	1,271	108
4.000% due 08/20/2048	1,316	1,447
4.500% due 07/20/2032 - 02/20/2049	159,665	169,034

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 07/20/2033	163	172
5.500% due 04/20/2037	112	128
5.625% due 07/20/2037	79	86
6.096% due 10/20/2047 •(a)	11,545	1,968
6.100% due 06/15/2028 - 01/15/2029	249	273
6.490% due 01/15/2028 - 01/15/2029	344	379
Ginnie Mae, TBA
2.000% due 01/01/2052 - 02/01/2052	85,000	85,651
2.500% due 01/01/2052 - 02/01/2052	304,400	311,230
3.500% due 02/01/2052	101,900	106,031
4.000% due 01/01/2052 - 03/01/2052	893,675	941,140
Small Business Administration 5.370% due 04/01/2028	137	149
Uniform Mortgage-Backed Security
2.000% due 02/01/2023 - 12/01/2051	13,667	13,729
2.500% due 08/01/2027 - 09/01/2051	2,549,646	2,616,723
3.000% due 11/01/2025 - 08/01/2051	1,892,835	1,985,775
3.000% due 11/01/2049 - 07/01/2050	1,281,617	1,341,085
3.500% due 10/01/2025 - 10/01/2051	1,098,814	1,165,076
3.500% due 12/01/2047 - 05/01/2050	6,624	7,045
3.500% due 09/01/2049	164	173
4.000% due 09/01/2023 - 10/01/2051	4,408,402	4,702,270
4.000% due 07/01/2046 - 09/01/2050	1,409,597	1,504,268
4.500% due 08/01/2023 - 02/01/2050	105,298	113,896
4.500% due 01/01/2050	1,397	1,495
5.000% due 06/01/2024 - 06/01/2049	10,547	11,525
5.500% due 05/01/2027 - 01/01/2029	100	110
6.000% due 12/01/2032 - 09/01/2040	11,442	13,208
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2037 - 01/01/2052	2,690,250	2,752,354
2.500% due 01/01/2037 - 02/01/2037	251,250	259,708
3.000% due 01/01/2052 - 02/01/2052	675,300	698,610
3.000% due 03/01/2052	274,000	283,244
3.500% due 01/01/2037 - 03/01/2052	743,200	780,417
3.500% due 01/01/2052	136,106	143,293
4.000% due 12/01/2051	20,000	21,249
4.000% due 01/01/2052	1,098,642	1,168,677
4.500% due 01/01/2052	93,500	100,175
Vendee Mortgage Trust 6.500% due 09/15/2024	16	17

Total U.S. Government Agencies (Cost $23,417,709)		23,467,201

U.S. TREASURY OBLIGATIONS 10.8%
U.S. Treasury Bonds
2.250% due 08/15/2046 (q)	4,400	4,654
2.500% due 02/15/2045 (q)	77,400	85,149
2.500% due 02/15/2046 (q)	2,319	2,563
2.500% due 05/15/2046 (q)	4,955	5,478
2.750% due 11/15/2047 (q)	100	116
2.875% due 05/15/2043 (q)	118,245	137,451
2.875% due 08/15/2045 (q)	858,035	1,007,755
2.875% due 11/15/2046 (q)	542,700	642,103
2.875% due 05/15/2049	3,300	3,976
3.000% due 11/15/2044	615,851	734,643
3.000% due 08/15/2048 (q)	2,585	3,164
3.000% due 02/15/2049 (q)	125,029	153,766
3.125% due 02/15/2043 (q)	276,604	333,492
3.125% due 08/15/2044	478,709	581,501
3.375% due 05/15/2044 (m)(q)	712,349	897,087
3.625% due 08/15/2043 (q)	680,378	882,844
3.625% due 02/15/2044 (q)	494,809	644,121
3.750% due 11/15/2043 (q)	355,213	469,894
6.250% due 05/15/2030	845	1,167
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024 (o)	260,821	278,645
0.125% due 07/15/2030 (o)	1,623,280	1,817,589
0.125% due 07/15/2031	62,227	70,008
0.250% due 01/15/2025 (o)	806	864
0.250% due 07/15/2029 (o)	1,709,371	1,916,622
0.250% due 02/15/2050	229,509	278,318
0.375% due 01/15/2027 (o)	20,055	22,068
0.500% due 04/15/2024	77	82
0.500% due 01/15/2028 (o)	5,255	5,883
0.625% due 02/15/2043	28,781	35,832
0.750% due 07/15/2028 (o)	987,216	1,131,212
0.750% due 02/15/2042 (o)	228,506	289,178
0.750% due 02/15/2045	182,909	235,821
0.875% due 02/15/2047	226,906	306,998
1.000% due 02/15/2046 (o)	145,762	199,523
1.000% due 02/15/2048 (o)(q)	212,805	298,951
1.000% due 02/15/2049 (o)	617,895	878,735
1.375% due 02/15/2044 (o)	115,892	165,636
2.125% due 02/15/2040	64,890	99,437
2.125% due 02/15/2041	16,296	25,256
2.500% due 01/15/2029 (o)	23,098	29,545

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury Notes
1.125% due 02/29/2028		52,824	52,069
1.125% due 02/15/2031		1,044,596	1,014,033
1.500% due 08/15/2026 (q)		1,100	1,113
1.625% due 02/15/2026 (q)		420	427
2.000% due 11/15/2026		200	207
2.250% due 11/15/2024 (q)		965	1,001
2.625% due 02/15/2029		560	605
2.750% due 02/28/2025 (q)		400	422

Total U.S. Treasury Obligations (Cost $14,632,903)			15,747,004

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.8%
20 Times Square Trust 3.100% due 05/15/2035 ~		138,309	135,963
Adjustable Rate Mortgage Trust
0.462% due 08/25/2036 •		132	75
0.522% due 06/25/2037 •		332	352
0.602% due 03/25/2036 •		783	336
0.642% due 11/25/2035 •		3,321	3,222
0.642% due 01/25/2036 •		655	649
1.252% due 01/25/2035 •		5,682	5,407
2.439% due 08/25/2036 ~		3,223	679
2.494% due 01/25/2036 ^~		103	97
2.574% due 09/25/2035 ^~		668	636
2.652% due 07/25/2035 ~		1,182	1,187
2.661% due 11/25/2035 ^~		365	320
2.664% due 01/25/2036 ^~		4,280	3,742
2.734% due 01/25/2036 ~		670	636
2.757% due 05/25/2035 ~		3,086	3,112
2.891% due 03/25/2036 ~		11,122	5,020
3.068% due 02/25/2036 ~		1,629	1,298
3.135% due 11/25/2035 ~		51	47
American General Mortgage Loan Trust 0.000% due 09/25/2048 (g)		191,692	191,263
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•		7,385	6,671
0.292% due 12/25/2046 ^•		29,209	26,087
0.313% due 10/25/2046 •		190	122
0.482% due 09/25/2046 ^•		12,056	11,746
0.482% due 06/25/2047 •		91	87
1.002% due 11/25/2046 •		96,894	39,419
6.750% due 06/25/2037 ^þ		5,403	5,227
American Home Mortgage Investment Trust
0.382% due 03/25/2046 •		9,206	8,920
0.422% due 06/25/2046 •		11,435	3,210
0.702% due 11/25/2045 •		204	173
1.694% due 10/25/2034 •		1,624	1,659
1.877% due 09/25/2035 •		34,482	18,832
1.996% due 12/25/2035 •		267	142
1.996% due 11/25/2045 ^•		24,284	14,315
2.246% due 02/25/2045 •		1,633	1,642
5.908% due 09/25/2035 þ		24,179	17,415
Avon Finance PLC
0.000% due 11/28/2049 (b)(g)	GBP	27,160	31,479
0.000% due 11/28/2049 (g)		1,900	79,191
0.948% due 09/20/2048 •		89,463	121,542
1.449% due 11/28/2049 •		557,990	763,034
1.548% due 09/20/2048 •		11,604	15,717
2.048% due 09/20/2048 •		11,605	15,713
2.149% due 11/28/2049 •		66,994	91,654
2.548% due 09/20/2048 •		8,778	11,886
2.699% due 11/28/2049 •		28,517	39,014
3.549% due 11/28/2049 •		17,653	24,299
4.049% due 11/28/2049 •		22,179	29,929
4.549% due 11/28/2049 •		23,990	32,056
BAMLL Commercial Mortgage Securities Trust
1.007% due 07/07/2043 ~(a)		$3,066	107
3.418% due 07/07/2043		2,199	2,264
Banc of America Alternative Loan Trust
0.502% due 06/25/2046 •		34	26
5.500% due 10/25/2033		3,575	3,696
5.500% due 12/25/2035		67	67
6.000% due 07/25/2034		13,751	14,226
6.000% due 03/25/2036		2,115	2,155
6.000% due 06/25/2046		145	145
6.000% due 07/25/2046		362	359
Banc of America Funding Corp. 3.719% due 09/25/2048 ~		9,689	10,122
Banc of America Funding Trust
0.350% due 05/26/2037 ~		34,366	25,967
0.382% due 07/25/2037 •		12,061	11,805
0.392% due 07/25/2037 •		10,296	10,083
0.424% due 02/20/2047 •		3,582	3,546
0.602% due 07/25/2036 •		26	20
0.664% due 05/20/2036 •		75,301	30,551

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.724% due 09/20/2035 •	4,051	3,254
1.655% due 06/20/2035 •	393	335
2.001% due 12/20/2034 ~	270	183
2.354% due 03/20/2036 ~	277	252
2.522% due 03/20/2036 ~	41	38
2.594% due 07/20/2036 ~	2,588	2,683
2.744% due 04/20/2035 ~	157	150
2.756% due 05/20/2034 ~	411	422
2.771% due 09/20/2035 ~	193	183
2.787% due 05/25/2035 ~	14	14
2.959% due 10/20/2035 ~	3,232	3,199
2.959% due 09/20/2046 ^~	805	772
3.028% due 05/20/2036 ^~	73	74
3.028% due 05/20/2036 ~	31	31
3.040% due 06/20/2047 ~	1,774	1,640
3.063% due 10/20/2046 ^~	243	215
3.249% due 09/20/2035 ~	12	13
3.314% due 11/20/2035 ~	1,623	1,590
3.417% due 01/20/2047 ^~	89	87
3.689% due 11/20/2035 ~	2,224	2,082
5.500% due 09/25/2034	17	17
5.500% due 03/25/2036	55	54
6.000% due 09/25/2036	1,260	1,200
6.000% due 09/25/2036 ^	131	129
6.000% due 08/25/2037	192	195
6.000% due 08/25/2037 ^	3,312	3,194
6.000% due 10/26/2037 ~	6,360	6,236
6.388% due 04/25/2037 ^þ	272	278
Banc of America Mortgage Trust
2.122% due 12/25/2033 ~	71	72
2.248% due 08/25/2034 ~	96	102
2.321% due 09/25/2035 ~	27	28
2.367% due 09/25/2033 ~	1,163	1,170
2.371% due 04/25/2033 ~	45	45
2.371% due 02/25/2035 ~	114	114
2.372% due 05/25/2033 ~	6	6
2.407% due 11/25/2035 ^~	12	12
2.407% due 11/25/2035 ~	87	84
2.449% due 07/25/2034 ~	10	10
2.491% due 06/25/2035 ~	107	101
2.503% due 01/25/2034 ~	132	135
2.509% due 05/25/2034 ~	153	157
2.509% due 02/25/2035 ~	140	145
2.567% due 01/25/2035 ~	7,162	7,347
2.650% due 01/25/2036 ~	94	87
2.684% due 02/25/2036 ^~	1,689	1,675
2.687% due 07/25/2035 ^~	286	287
2.687% due 07/25/2035 ~	508	510
2.709% due 09/25/2035 ^~	323	319
2.730% due 10/25/2035 ^~	14	14
2.747% due 12/25/2033 ~	26	27
2.763% due 11/25/2035 ~	154	150
2.764% due 04/25/2035 ~	193	198
2.840% due 11/20/2046 ^~	18	17
2.893% due 05/25/2035 ~	759	762
2.893% due 05/25/2035 ^~	1,494	1,501
2.972% due 08/25/2035 ^~	1,707	1,733
3.450% due 05/25/2033 ~	1	1
3.583% due 03/25/2033 ~	94	95
4.128% due 07/20/2032 ~	6	6
5.500% due 09/25/2035	594	583
6.000% due 09/25/2037	137	138
6.000% due 07/25/2046 •	2,467	2,405
BANK 0.319% due 02/15/2061 ~(a)	215,517	4,469
Barclays Commercial Mortgage Securities Trust
2.160% due 02/15/2033	187	187
3.210% due 02/15/2033	1,400	1,405
Bayview Commercial Asset Trust 0.382% due 01/25/2037 •	48	46
BCAP LLC Trust
0.332% due 08/26/2036 ~	12,173	11,196
0.442% due 01/25/2037 ^•	354	348
0.486% due 07/26/2036 ~	363	328
0.492% due 03/26/2035 ~	1,017	961
0.542% due 05/25/2047 ^•	4,002	4,250
0.572% due 11/26/2036 •	5,816	2,304
0.652% due 05/26/2037 •	4,441	4,360
0.732% due 05/26/2037 •	10,354	7,980
0.741% due 11/27/2047 ~	30,512	24,820
1.592% due 09/27/2037 •	5,890	5,846
2.249% due 09/26/2035 ~	6	5
2.576% due 10/26/2035 ~	2,951	2,252
2.603% due 02/26/2036 ~	20	19
2.650% due 01/26/2036 ~	1,410	1,091
2.743% due 10/26/2035 ~	4,178	4,260

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.807% due 11/26/2035 ~	292	289
2.812% due 12/20/2035 ~	12,794	7,818
2.861% due 02/26/2036 ~	2,116	1,920
2.878% due 06/26/2037 ~	8,500	7,944
2.878% due 06/27/2037 ~	6,252	5,807
3.179% due 05/26/2047 ~	5,060	4,534
5.250% due 02/26/2036 ~	699	416
5.250% due 04/26/2037	1,383	980
5.750% due 04/25/2037	5,490	3,678
5.953% due 04/26/2037 ~	5,085	3,282
6.000% due 07/26/2036 ~	9,120	7,167
6.000% due 08/26/2037 ~	9,810	9,004
6.216% due 08/26/2022 ~	85	60
6.250% due 12/26/2036 ~	7,777	7,297
Bear Stearns Adjustable Rate Mortgage Trust
2.130% due 02/25/2036 ~	2,216	2,012
2.141% due 12/25/2046 •	1,871	1,769
2.170% due 08/25/2035 •	5,972	5,004
2.195% due 02/25/2036 ^~	77	77
2.400% due 02/25/2036 •	41	42
2.409% due 05/25/2034 ~	19	19
2.446% due 08/25/2035 ^~	1,378	1,252
2.500% due 02/25/2033 ~	2	2
2.546% due 01/25/2035 ~	24	23
2.601% due 11/25/2034 ~	360	350
2.622% due 10/25/2033 ~	148	151
2.668% due 01/25/2035 ~	122	126
2.697% due 07/25/2034 ~	136	140
2.702% due 02/25/2035 ~	763	773
2.707% due 04/25/2034 ~	557	556
2.743% due 01/25/2035 ~	397	406
2.750% due 07/25/2034 ~	21	21
2.788% due 08/25/2035 ~	2,968	3,042
2.844% due 08/25/2035 ^~	310	309
2.894% due 03/25/2035 ~	621	609
2.937% due 08/25/2047 ^~	1,271	1,193
2.941% due 07/25/2034 ~	1	1
2.946% due 04/25/2034 ~	337	337
3.008% due 05/25/2037 ~	2,180	2,156
3.064% due 08/25/2047 ~	2,124	2,110
3.098% due 07/25/2036 ~	1,967	1,850
3.179% due 05/25/2047 ^~	2,870	2,852
3.222% due 02/25/2036 ^~	377	375
3.242% due 02/25/2036 ^~	32	31
3.274% due 06/25/2047 ^~	6,745	6,741
3.366% due 09/25/2034 ~	1,240	1,233
3.392% due 08/25/2035 ~	174	164
3.475% due 11/25/2034 ~	3	3
3.620% due 11/25/2034 ~	11	10
5.080% due 08/25/2035 ~	779	739
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •	37	36
0.422% due 08/25/2036 •	12,045	11,572
0.422% due 11/25/2036 •	5,256	5,096
0.422% due 06/25/2046 ^•	8,989	8,803
0.542% due 04/25/2036 ^•	4,502	5,788
0.582% due 02/25/2036 •	2,497	2,528
0.742% due 04/25/2034 •	123	123
0.957% due 06/25/2034	1,747	1,770
1.032% due 11/25/2034 •	9,618	8,341
1.625% due 01/25/2034 ~	40	35
1.752% due 09/25/2034 •	6,446	6,108
1.827% due 07/25/2034 •	4,507	4,745
2.000% due 09/25/2034 ~	90	92
2.412% due 04/25/2035 ~	567	578
2.459% due 10/25/2035 ^~	17,500	16,645
2.468% due 08/25/2034 ~	909	951
2.528% due 07/25/2035 ~	25,334	20,500
2.530% due 05/25/2035 ~	1,277	1,282
2.564% due 01/25/2036 ^~	4,999	5,021
2.585% due 02/25/2036 ~	1,020	1,015
2.603% due 05/25/2035 ~	188	190
2.618% due 01/25/2035 ~	285	254
2.626% due 06/25/2034 ~	406	415
2.643% due 01/25/2036 ~	21,455	21,286
2.756% due 02/25/2036 ~	8,132	8,023
2.785% due 11/25/2035 ^~	10,699	9,356
2.835% due 01/25/2035 ~	63	65
2.861% due 04/25/2035 ~	621	623
2.868% due 09/25/2035 ^~	4,253	3,215
2.888% due 09/25/2035 ~	864	432
2.895% due 11/25/2035 ^~	7,228	5,415
2.910% due 04/25/2035 ~	426	406
2.922% due 02/25/2036 ^~	1,749	1,462
2.943% due 02/25/2034 ~	77	78
3.033% due 05/25/2036 ~	13,226	11,400

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.050% due 01/25/2047 ~		1,764	1,169
3.053% due 05/25/2036 ~		19	14
3.070% due 11/25/2036 ~		5,310	3,894
3.073% due 09/25/2035 ~		5,997	4,390
3.083% due 08/25/2036 ^~		272	229
3.092% due 09/25/2047 ^~		21,938	14,354
3.110% due 05/25/2036 ~		12,870	8,614
3.126% due 04/25/2035 ~		326	308
3.156% due 05/25/2036 ^~		7,433	4,832
3.279% due 09/25/2034 ~		44	49
3.294% due 03/25/2036 ^~		8,508	7,376
3.398% due 08/25/2036 ^~		3,064	1,940
4.311% due 07/25/2035 ^~		10,144	8,510
Bear Stearns Mortgage Funding Trust
0.272% due 03/25/2037 •		48,190	46,107
0.282% due 06/25/2037 •		9,523	9,093
0.302% due 09/25/2046 •		20,022	19,840
0.312% due 06/25/2037 •		48,799	48,260
0.502% due 11/25/2036 •		18,012	17,312
0.542% due 08/25/2036 •		9,092	9,020
Bear Stearns Structured Products, Inc. Trust
2.511% due 12/26/2046 ^~		139	126
2.697% due 01/26/2036 ^~		6,782	5,706
7.000% due 07/25/2037 ~		30,602	14,417
BellaVista Mortgage Trust 0.604% due 05/20/2045 •		135	95
Benchmark Mortgage Trust
0.604% due 07/15/2053 ~(a)		68,256	3,075
1.457% due 12/17/2053 ~(a)		218,870	22,571
1.792% due 07/15/2053 ~(a)		104,180	10,987
Business Mortgage Finance PLC 0.000% due 08/15/2040 •	EUR	1,353	1,539
BX Commercial Mortgage Trust 2.610% due 12/15/2036 •		$37,577	37,230
BXP Trust 3.379% due 06/13/2039		28,700	30,361
CFCRE Commercial Mortgage Trust 1.100% due 11/10/2049 ~(a)		151,716	6,701
Chase Mortgage Finance Trust
2.360% due 06/25/2035 ~		3	3
2.369% due 02/25/2037 ~		23	24
2.413% due 06/25/2035 ~		29	30
2.776% due 12/25/2035 ^~		194	186
2.780% due 09/25/2036 ^~		11	10
2.795% due 01/25/2036 ~		145	134
2.795% due 01/25/2036 ^~		235	217
3.055% due 03/25/2037 ^~		3,298	3,331
3.112% due 12/25/2037 ^~		370	349
5.500% due 11/25/2035		764	711
6.000% due 10/25/2036		500	314
6.000% due 11/25/2036		1,813	1,137
6.000% due 12/25/2036		111	73
6.000% due 02/25/2037		1,333	746
6.000% due 03/25/2037 ^		776	529
6.000% due 05/25/2037		12,203	7,936
6.250% due 10/25/2036		4,687	3,003
ChaseFlex Trust
0.382% due 05/25/2037 •		17,144	16,672
0.402% due 07/25/2037 •		11,036	10,350
4.472% due 09/25/2036 ~		4,986	4,987
6.300% due 06/25/2036 ^~		11,682	11,515
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
0.782% due 08/25/2037 •		5,231	5,008
4.146% due 08/25/2037 ^þ		829	805
Chester A PLC
0.000% due 03/17/2046 (g)	GBP	116,570	136,448
0.000% due 05/20/2046		9	91,526
0.849% due 03/17/2046 •		733,785	999,758
1.299% due 03/17/2046 •		125,536	170,552
1.799% due 03/17/2046 •		116,569	158,473
2.299% due 03/17/2046 •		71,735	97,724
3.049% due 03/17/2046 •		35,868	48,877
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.282% due 05/25/2036 •		$160	153
0.332% due 05/25/2036 •		311	298
0.382% due 01/25/2035 •		261	267
0.402% due 08/25/2035 •		39	39
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036		109	108
6.000% due 08/25/2036		3,290	3,383
Citigroup Commercial Mortgage Trust
1.385% due 10/10/2049 ~(a)		282,937	15,729
3.349% due 02/10/2049		40,000	41,654
Citigroup Mortgage Loan Trust
0.000% due 09/25/2060 ~		109,765	110,063
0.000% due 09/25/2060 ~(a)		870,330	24,212

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.000% due 10/25/2060	1,216,718	94,299
0.000% due 05/01/2061	1,215,588	44,574
0.000% due 08/01/2061	1,444,050	53,504
0.000% due 09/25/2064 ~	62	62
0.000% due 03/01/2065	2,298,087	47,956
0.000% due 03/01/2070	405,009	40,637
0.010% due 01/25/2082 (a)	685	684
0.110% due 10/25/2060	1,040,308	3,262
0.150% due 09/25/2060 ~(a)	798,075	6,003
0.150% due 05/01/2061	1,107,643	7,172
0.150% due 03/01/2070	362,858	2,180
0.151% due 03/01/2065	1,776,399	10,544
0.170% due 08/01/2061	1,333,032	6,626
0.173% due 01/25/2037 •	198	187
0.232% due 08/25/2036 •	31,098	14,293
0.379% due 05/01/2061	36,468	34,669
0.511% due 05/20/2047 •	9,523	8,765
0.603% due 09/25/2036 •	779	766
0.632% due 12/25/2035 ~	7,200	6,406
0.849% due 08/25/2035 •	6,476	6,023
1.042% due 09/25/2037 •	2,400	1,960
1.500% due 10/25/2060	827,507	826,352
1.500% due 03/01/2065	1,804,776	1,768,594
1.500% due 03/01/2070	268,722	266,825
1.750% due 09/25/2060 ~	507,575	505,150
1.917% due 08/25/2035 ~	217	220
2.000% due 09/25/2060 ~	65,780	64,747
2.000% due 08/01/2061	1,160,564	1,175,218
2.111% due 09/25/2037 ~	1,091	1,108
2.125% due 05/01/2061	957,275	962,146
2.250% due 03/01/2065	135,165	132,206
2.343% due 03/25/2034 ~	283	293
2.356% due 10/25/2035 ~	1,905	1,191
2.394% due 11/25/2036 ^~	114	111
2.470% due 05/25/2035 •	17	18
2.490% due 03/25/2036 ^•	223	223
2.500% due 10/25/2060	69,657	70,493
2.500% due 05/01/2061	68,073	68,314
2.501% due 10/25/2035 ~	21	19
2.538% due 09/25/2037 ~	1,369	998
2.549% due 03/25/2036 ^~	1,575	1,528
2.550% due 03/25/2035 ~	8,164	8,465
2.577% due 07/25/2036 ~	1,281	1,199
2.602% due 10/25/2046 ^~	2,007	1,987
2.625% due 08/01/2061	84,146	86,031
2.652% due 11/25/2036 ~	4,435	3,552
2.716% due 11/25/2036	1,973	1,952
2.750% due 09/25/2060	57,244	57,859
2.750% due 03/01/2065	101,375	104,101
2.750% due 03/01/2070	23,221	23,027
2.768% due 08/25/2035 ~	284	294
2.809% due 11/25/2036 ~	4,199	3,892
2.875% due 05/01/2061	56,920	57,297
2.875% due 08/01/2061	58,828	60,928
2.946% due 03/25/2037	3,287	2,877
3.000% due 10/25/2060	68,367	71,246
3.000% due 03/01/2065	80,097	81,507
3.000% due 03/01/2070	26,154	27,201
3.028% due 06/25/2036 ^~	2,021	2,058
3.125% due 05/01/2061	44,369	45,203
3.144% due 03/25/2037 ^~	938	904
3.153% due 09/25/2037 ~	3,596	3,505
3.153% due 09/25/2037	1,956	1,914
3.214% due 06/25/2036	941	917
3.228% due 09/25/2059 þ	17,562	17,595
3.250% due 09/25/2060	50,716	53,248
3.250% due 08/01/2061	48,403	50,274
3.325% due 03/01/2065	103,877	101,280
3.367% due 07/25/2036 ~	2,494	2,068
3.500% due 10/25/2060	52,242	55,139
3.500% due 05/01/2061	30,998	31,733
3.500% due 03/01/2070	20,531	21,613
3.750% due 08/01/2061	35,744	37,448
3.785% due 05/01/2061	23,096	22,596
3.903% due 10/25/2060	66,433	68,659
4.041% due 09/25/2060 ~	66,282	68,692
4.099% due 03/01/2070	21,753	23,193
4.145% due 01/25/2082 ~	299,875	301,981
4.221% due 08/01/2061	22,340	23,069
4.226% due 08/01/2061	28,297	29,466
4.285% due 09/25/2064 ~	113,681	105,710
5.250% due 03/25/2037	2,469	2,168
5.750% due 04/25/2047	4,086	2,931
6.000% due 05/25/2037	3,132	2,860
6.000% due 08/25/2037 ~	12,319	8,708
6.250% due 11/25/2037 ~	2,072	1,284

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

6.500% due 10/25/2036 ~		6,030	4,379
Citigroup Mortgage Loan Trust, Inc.
2.374% due 04/25/2035 ~		1,296	1,308
2.660% due 02/25/2034 ~		4	4
2.807% due 05/25/2035 ~		218	222
3.012% due 12/25/2035 ^~		254	175
6.000% due 05/25/2035		2,514	2,617
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.039% due 09/25/2035 ^~		313	276
CitiMortgage Alternative Loan Trust
5.348% due 02/25/2037 •(a)		1,829	292
5.750% due 12/25/2036		334	335
5.750% due 03/25/2037		528	530
6.000% due 07/25/2036		299	296
6.000% due 06/25/2037 ^		3,684	3,818
6.000% due 10/25/2037		2,088	2,052
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	5,705	6,378
0.268% due 12/15/2032 •	GBP	623	827
CNL Commercial Mortgage Loan Trust 0.610% due 05/15/2031 •		$290	278
Commercial Mortgage Trust
0.177% due 04/10/2047 ~(a)		58,814	230
1.094% due 08/10/2047 ~(a)		198,674	4,404
1.312% due 10/10/2049 ~(a)		198,547	10,142
3.140% due 10/10/2036		13,000	13,493
3.546% due 06/10/2047		8,212	8,460
3.550% due 02/10/2049		18,212	18,981
3.955% due 02/10/2047		3,400	3,550
4.228% due 05/10/2051		1,400	1,572
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		80	80
6.000% due 05/25/2036 ^		61	48
6.000% due 08/25/2037 ^~		1,215	853
8.404% due 08/25/2037 ^~		886	576
Countrywide Alternative Loan Trust
0.242% due 06/25/2037 •		13,956	13,469
0.262% due 09/25/2047 •		18,899	18,456
0.284% due 02/20/2047 ^•		13,779	10,754
0.294% due 03/20/2047 •		22,036	19,097
0.299% due 12/20/2046 ^•		38,992	34,624
0.304% due 07/20/2046 ^•		6,591	5,181
0.312% due 04/25/2047 •		12,033	10,347
0.314% due 09/20/2046 •		3,163	2,621
0.322% due 09/25/2047 •		14,918	14,291
0.325% due 11/25/2036 •		1	0
0.342% due 06/25/2036 •		1,001	991
0.422% due 06/25/2036 •		12,282	10,479
0.422% due 11/25/2036 •		12,318	12,254
0.422% due 01/25/2037 •		24,724	22,794
0.422% due 07/25/2046 •		6,797	6,673
0.442% due 01/25/2037 ^•		6	98
0.449% due 09/25/2034 •		206	190
0.462% due 11/25/2036 •		5,278	5,965
0.462% due 05/25/2047 •		6,917	6,650
0.472% due 02/25/2037 ^•		391	91
0.482% due 09/25/2046 ^•		23,507	23,047
0.482% due 10/25/2046 •		2,788	2,720
0.502% due 02/25/2036 •		1,701	1,641
0.502% due 06/25/2036 ^•		71	34
0.522% due 05/25/2035 •		4,638	4,558
0.522% due 07/25/2046 •		5,748	5,600
0.524% due 05/20/2046 ^•		23,454	21,359
0.542% due 05/25/2035 •		2,243	2,138
0.573% due 11/25/2036 •		1	0
0.602% due 12/25/2035 ^•		1,758	847
0.602% due 12/25/2035 •		32,545	23,029
0.602% due 04/25/2036 •		6,635	2,267
0.622% due 07/25/2035 •		256	254
0.622% due 08/25/2035 •		8,811	6,473
0.642% due 02/25/2036 •		1,049	899
0.652% due 11/25/2035 •		2,815	1,423
0.662% due 08/25/2035 •		1,722	1,654
0.662% due 12/25/2035 •		381	382
0.662% due 02/25/2037 •		13,474	11,835
0.682% due 11/25/2035 •		292	338
0.682% due 02/25/2036 ^•		6,972	6,875
0.682% due 05/25/2036 •		4,491	4,160
0.722% due 08/25/2035 •		868	793
0.722% due 10/25/2035 •		12	10
0.722% due 11/25/2035 •		3,411	3,302
0.743% due 11/20/2035 •		6,088	5,707
0.762% due 09/25/2035 •		2,270	1,783
0.762% due 10/25/2035 •		1,556	1,245
0.763% due 11/20/2035 •		23,706	22,867
0.802% due 09/25/2035 •		7,530	7,180

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.802% due 12/25/2035 •	14,587	14,373
0.902% due 08/25/2035 •	1,226	838
0.902% due 01/25/2036 •	1,779	1,668
1.082% due 12/25/2035 •	9,132	8,591
1.102% due 08/25/2035 •	4,151	2,217
1.112% due 10/25/2034 •	6,667	6,617
1.182% due 08/25/2035 ^•	14	13
1.392% due 07/20/2035 •	2,720	2,532
1.482% due 08/25/2035 •	140	137
1.510% due 11/25/2035 •	3,673	3,396
1.642% due 08/25/2035 •	4,090	3,960
1.677% due 02/25/2035 •	3,470	3,415
1.727% due 06/25/2035 •	254	243
1.752% due 08/25/2034 •	5,250	5,145
1.752% due 10/25/2034 •	4,890	4,837
2.120% due 03/25/2047 ^•	4,687	4,107
2.132% due 10/20/2035 •	16,997	13,564
2.152% due 10/20/2035 •	8,858	7,341
2.433% due 05/25/2035 ~	2,562	1,902
2.507% due 08/25/2034 ~	3,205	3,035
2.561% due 12/25/2035 ~	89	89
2.600% due 12/25/2034 ~	5,873	6,297
2.608% due 06/25/2037 ~	69	63
2.795% due 11/25/2035 ^~	262	254
2.811% due 03/25/2047 ~	3,811	3,815
3.061% due 08/25/2036 ~	451	454
3.130% due 02/25/2037 ^~	729	733
3.227% due 06/25/2037 ^~	3,761	3,387
3.353% due 12/25/2035 ~	83	82
4.848% due 11/25/2035 •(a)	2,815	391
4.998% due 11/25/2035 •(a)	3,004	561
5.000% due 08/25/2035	3,333	3,006
5.148% due 08/25/2036 •(a)	8,996	1,802
5.500% due 03/25/2035	2,616	2,605
5.500% due 05/25/2035	642	580
5.500% due 06/25/2035	154	145
5.500% due 07/25/2035	50	46
5.500% due 08/25/2035	3,959	3,979
5.500% due 09/25/2035 ^	27,882	25,782
5.500% due 11/25/2035	5,700	5,001
5.500% due 11/25/2035 ^	2,189	2,076
5.500% due 12/25/2035	2,965	2,129
5.500% due 01/25/2036	6,169	5,661
5.500% due 02/25/2036 ^	52	41
5.500% due 02/25/2036	33,629	27,458
5.750% due 05/25/2036	278	165
5.750% due 08/25/2036	4,170	3,158
5.750% due 03/25/2037	4,039	2,985
5.750% due 06/25/2037	3,304	2,225
5.750% due 07/25/2037	977	784
5.750% due 04/25/2047 ^	389	317
5.750% due 04/25/2047	1,824	1,485
6.000% due 11/25/2034	3,559	3,742
6.000% due 02/25/2035	21,789	21,213
6.000% due 02/25/2036	36,183	28,347
6.000% due 03/25/2036 ^	10,139	6,596
6.000% due 04/25/2036	11,009	7,485
6.000% due 04/25/2036 ^	765	487
6.000% due 05/25/2036	9,573	7,149
6.000% due 05/25/2036 ^	1,484	991
6.000% due 06/25/2036	8,446	6,319
6.000% due 07/25/2036	9,120	7,193
6.000% due 08/25/2036	3,260	2,557
6.000% due 08/25/2036 ^	1,085	850
6.000% due 01/25/2037	1,070	1,075
6.000% due 02/25/2037 ^	3,474	1,839
6.000% due 03/25/2037 ^	2,543	1,418
6.000% due 04/25/2037 ^	4,951	3,202
6.000% due 04/25/2037	3,390	2,136
6.000% due 05/25/2037 ^	2,569	1,625
6.000% due 05/25/2037	9,412	6,135
6.000% due 06/25/2037	554	384
6.000% due 08/25/2037 •	5,630	3,966
6.250% due 11/25/2036	4,722	3,265
6.250% due 12/25/2036	3,215	1,993
6.250% due 11/25/2046	2,158	1,518
6.500% due 05/25/2036 ^	2,744	1,864
6.500% due 06/25/2036 ^	912	657
6.500% due 08/25/2036 ^	2,522	1,282
6.500% due 09/25/2036	5,583	4,085
6.500% due 12/25/2036 ^	2,591	1,658
6.500% due 08/25/2037 ^	10,077	6,060
6.500% due 09/25/2037 ^	19,116	10,798
6.500% due 11/25/2037	8,336	5,492
7.000% due 08/25/2034	185	180
7.000% due 09/25/2036	27,317	9,988

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

7.250% due 08/25/2032	112	119
7.500% due 12/25/2034	104	32
Countrywide Home Loan Mortgage Pass-Through Trust
0.372% due 04/25/2035 •	1,689	1,622
0.502% due 04/25/2046 •	397	375
0.562% due 05/25/2035 •	282	245
0.602% due 05/25/2036 •	2,127	802
0.642% due 03/25/2035 •	356	346
0.682% due 04/25/2035 •	4,429	4,174
0.702% due 03/25/2035 •	1,140	918
0.702% due 05/25/2035 •	7,665	6,412
0.742% due 03/25/2035 •	13,798	12,733
0.762% due 02/25/2035 •	430	398
0.782% due 02/25/2035 •	765	721
0.782% due 03/25/2036 •	7	4
0.802% due 02/25/2036 ^•	2	1
0.842% due 02/25/2035 •	6,623	6,210
0.862% due 09/25/2034 •	101	102
1.985% due 02/20/2036 •	26	24
1.985% due 02/20/2036 ^•	1,537	1,364
1.987% due 02/20/2036 •	554	533
1.991% due 02/20/2036 ^•	669	674
2.072% due 05/25/2034 ~	56	57
2.116% due 02/25/2034 ~	104	101
2.121% due 02/20/2036 •	5,475	4,558
2.144% due 07/25/2034 ~	86	87
2.215% due 02/25/2035 ~	5,401	4,806
2.241% due 02/25/2034 ~	8	8
2.243% due 10/25/2033 ~	40	41
2.283% due 09/25/2034 ^~	20	18
2.369% due 12/25/2033 ~	45	46
2.399% due 10/20/2034 ~	2,992	3,020
2.510% due 02/20/2035 ~	229	231
2.535% due 11/20/2034 ~	156	162
2.540% due 04/25/2035 ~	517	458
2.548% due 12/19/2033 ~	7	7
2.552% due 09/25/2034 ~	218	224
2.598% due 09/20/2035 ~	8,690	8,189
2.604% due 09/20/2034 ~	108	106
2.616% due 03/25/2035 ~	221	199
2.627% due 10/20/2035 ~	1,670	1,672
2.627% due 10/20/2035 ^~	398	399
2.652% due 03/20/2036	4,814	4,852
2.655% due 11/20/2035 ~	20,912	18,718
2.668% due 08/20/2035 ^~	6,264	6,189
2.674% due 05/20/2034 ~	41	42
2.676% due 09/25/2037 ^~	1,302	1,293
2.716% due 11/20/2035	713	663
2.718% due 02/25/2047 ^~	9,809	9,601
2.728% due 03/25/2035 ~	431	443
2.733% due 05/20/2036 ~	7,292	6,792
2.749% due 02/20/2036 ~	3,445	3,418
2.791% due 01/25/2036 ~	3,181	3,032
2.800% due 04/25/2037 ~	2,089	2,042
2.813% due 09/20/2036 ^~	844	814
2.891% due 09/20/2035 ~	5,768	5,749
2.901% due 11/25/2037 ~	20,749	20,846
2.902% due 05/20/2036 ~	2,962	2,884
2.902% due 05/20/2036 ^~	13,817	14,286
2.911% due 09/25/2047 ^~	961	924
2.927% due 04/25/2047 ~	7,045	6,390
2.931% due 05/19/2033 ~	105	102
2.963% due 05/20/2035 ~	825	811
2.971% due 03/25/2037 ^~	172	164
2.995% due 11/25/2037 ~	19,377	19,244
3.003% due 07/19/2033 ~	360	372
3.008% due 08/25/2034 ^~	2	2
3.008% due 08/25/2034 ~	8	8
3.036% due 05/20/2036 ~	3,037	2,710
3.038% due 11/25/2037 ~	13,501	13,127
3.048% due 06/20/2036 ~	5,887	5,630
3.075% due 04/25/2035 ^~	23	21
3.092% due 11/20/2035 ~	1,389	1,212
3.105% due 05/20/2036 ^~	1,725	1,681
3.146% due 06/25/2047 ^~	3,841	4,018
3.214% due 04/20/2036 ~	235	216
5.250% due 12/25/2027	519	426
5.250% due 07/25/2034	176	177
5.500% due 04/25/2035	26	24
5.500% due 08/25/2035 ^	111	79
5.500% due 08/25/2035	1,951	1,419
5.500% due 09/25/2035	1,406	1,196
5.500% due 10/25/2035 ^	224	186
5.500% due 10/25/2035	87	69
5.500% due 11/25/2035	267	196
5.500% due 01/25/2036	799	637

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

5.750% due 08/25/2034	174	176
5.750% due 02/25/2036	506	345
5.750% due 02/25/2037	233	159
5.750% due 03/25/2037	2,294	1,596
5.750% due 05/25/2037	89	62
5.750% due 05/25/2037 ^	269	186
5.750% due 07/25/2037 ^	1,734	1,233
5.750% due 07/25/2037	338	241
5.850% due 05/25/2036	2,415	1,545
6.000% due 12/25/2035	17	14
6.000% due 02/25/2037	1,631	1,144
6.000% due 02/25/2037 ^	5,021	3,105
6.000% due 03/25/2037	1,781	1,209
6.000% due 03/25/2037 ^	2,306	1,650
6.000% due 04/25/2037	295	203
6.000% due 05/25/2037 ^	3,163	2,003
6.000% due 05/25/2037	22	14
6.000% due 07/25/2037	7,086	4,548
6.000% due 08/25/2037	788	547
6.000% due 09/25/2037	2,275	1,652
6.000% due 10/25/2037	102	93
6.000% due 01/25/2038	8,737	5,784
6.250% due 09/25/2036	2,212	1,293
6.250% due 10/25/2036	106	73
6.500% due 11/25/2036	9,445	5,492
6.500% due 05/25/2037	219	147
6.500% due 10/25/2037 ^	4,218	2,042
6.500% due 10/25/2037	12,560	8,261
6.500% due 11/25/2037 ^	3,693	2,000
6.500% due 12/25/2037	21,332	12,754
6.500% due 11/25/2047	12,633	8,626
Countrywide Home Loan Reperforming REMIC Trust
0.502% due 11/25/2034 •	6,596	6,215
0.502% due 09/25/2035 •	930	829
5.709% due 01/25/2034	18,683	18,704
Credit Suisse First Boston Mortgage Securities Corp.
0.752% due 11/25/2031 •	502	344
0.752% due 09/25/2035 •	2,808	2,014
1.252% due 11/25/2034 •	5,294	5,071
2.280% due 11/25/2031 •	203	120
2.557% due 04/25/2034 ~	4	4
3.151% due 06/25/2046 ~	355,949	357,232
5.250% due 09/25/2035	635	620
5.750% due 04/22/2033	11	11
6.000% due 01/25/2036 ^	2,692	2,157
6.500% due 01/25/2036	358	129
7.000% due 01/25/2036	4,824	1,006
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.053% due 10/25/2033 ~	13	14
2.116% due 07/25/2033 ~	18	18
5.500% due 10/25/2035	3,543	2,539
6.000% due 11/25/2035 ^	234	89
Credit Suisse Mortgage Capital Certificates
0.382% due 07/27/2037 •	990	917
0.532% due 05/27/2037 •	10,431	9,572
0.536% due 04/27/2037 ~	10,460	5,382
2.397% due 04/26/2038 ~	2,117	2,129
2.652% due 11/26/2036 ~	3,890	3,079
2.887% due 09/26/2036 ~	731	709
2.922% due 04/26/2047 ~	11,886	8,057
3.315% due 08/27/2037 ~	14,124	13,189
4.000% due 08/27/2037 ~	11,788	11,565
5.561% due 04/25/2036 ~	5,986	5,210
6.000% due 04/26/2037 ~	3,625	3,635
6.836% due 02/27/2047 ~	99,380	54,360
7.000% due 08/26/2036	2,437	1,386
Credit Suisse Mortgage Capital Certificates Trust 3.404% due 01/27/2059 ~	37,126	37,741
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.602% due 07/25/2036 •	15,256	6,559
5.000% due 04/25/2037	461	454
5.500% due 03/25/2037	362	261
6.000% due 08/25/2036	4,101	3,069
6.000% due 02/25/2037	1,828	1,585
6.000% due 06/25/2037	2,153	491
6.250% due 08/25/2036 ^	701	411
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	43,586	44,136
0.000% due 07/25/2049 (g)	966,299	1,001,841
0.000% due 12/25/2054 (g)	35	35
0.000% due 07/25/2057 (g)	268	268
0.000% due 01/25/2058 (g)	226	226
0.000% due 07/25/2058 (g)	706	705
0.000% due 01/27/2059 (g)	491	490
0.000% due 01/27/2059 (a)	884,417	0
0.000% due 04/25/2059 ~(a)	434,354	26

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.000% due 09/25/2059 ~	36,128	37,574
0.000% due 10/25/2060 (g)	704	703
0.000% due 02/25/2061	365,132	1,679
0.000% due 11/25/2076 (g)	1,523	1,515
0.000% due 11/25/2076 (a)	1,022,479	0
0.010% due 04/25/2058 (a)	10	10
0.010% due 05/25/2061	633	628
0.388% due 02/25/2061	303,678	5,334
0.393% due 05/25/2061	562,053	7,149
1.000% due 02/25/2061	205,351	4,960
1.250% due 02/25/2061	205,351	201,059
1.260% due 08/15/2037 ~(a)	144,920	5,972
1.503% due 05/25/2061	621,929	19,125
1.650% due 05/25/2061	443,008	447,083
2.100% due 05/25/2061	40,232	40,337
2.252% due 07/25/2057 ~	23,242	22,159
2.450% due 05/25/2061	33,691	33,827
2.500% due 07/25/2057 ~	468,183	477,544
2.500% due 02/25/2061	27,143	27,118
2.719% due 09/25/2057 ~	29,209	29,994
2.800% due 05/25/2061	28,457	28,730
2.839% due 06/01/2050 ~	1,069,720	1,093,557
2.877% due 06/25/2048 ~	848,131	834,001
3.000% due 02/25/2061	20,262	20,559
3.047% due 07/25/2057 ~	334,712	290,797
3.052% due 07/25/2050 ~	38,894	39,762
3.080% due 09/25/2048 ~	125,627	123,379
3.122% due 02/25/2061	108,000	97,662
3.139% due 02/25/2061	15,441	15,817
3.250% due 01/27/2059 ~	525,111	549,249
3.250% due 04/25/2059 ~	249,150	257,743
3.274% due 07/25/2058 ~	2,983,644	2,927,331
3.301% due 10/25/2060 ~	1,637,218	1,628,757
3.431% due 10/27/2060 ~(a)	68,935	68,185
3.498% due 05/25/2061	76,541	69,322
3.500% due 05/25/2061	26,774	27,306
3.500% due 11/25/2076 ~	587,249	613,503
3.609% due 01/25/2058 ~	194,868	184,650
3.656% due 04/25/2058 ~	337,939	350,206
3.657% due 07/25/2049	40,686	42,152
3.664% due 04/25/2059 ~	182,996	178,674
3.726% due 10/25/2058 ~	12,386	12,383
3.837% due 10/27/2060 ~	11,311	10,931
3.845% due 12/25/2054 ~	142,031	133,616
3.879% due 11/25/2076 ~	430,959	431,270
3.890% due 01/27/2059 ~	356,200	358,247
4.310% due 09/25/2057 ~	693,701	719,528
4.432% due 12/25/2048 ~	294,151	297,668
4.786% due 05/27/2053 ~	89,628	96,762
5.110% due 09/25/2059 ~	394,296	422,299
CRSNT Commercial Mortgage Trust 0.519% due 04/15/2036	175,301	712
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	625	643
3.617% due 11/15/2048	13,689	14,239
DBJPM Mortgage Trust 1.712% due 09/15/2053 ~(a)	63,367	5,931
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.402% due 04/25/2037 •	15,223	10,823
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.232% due 08/25/2047 •	39,483	38,155
0.242% due 07/25/2047 •	8,783	8,413
0.252% due 12/25/2036 •	4,108	4,031
0.252% due 02/25/2047 •	1,449	1,052
0.292% due 08/25/2047 •	12,450	12,094
0.402% due 03/25/2037 ^•	15,748	15,961
0.422% due 01/25/2047 •	1,250	1,592
0.432% due 08/25/2037 ^•	8,545	7,373
0.482% due 08/25/2036 •	2,060	2,048
0.482% due 10/25/2036 •	15,157	6,425
0.502% due 02/25/2047 •	4,301	4,116
0.662% due 08/25/2036 •	9,282	9,233
0.803% due 06/25/2037 •	53,008	52,265
0.852% due 04/25/2047 •	17,418	17,359
0.853% due 10/25/2047 •	31,156	29,275
1.452% due 11/25/2035 •	2,961	3,558
2.837% due 10/25/2035 ~	243	237
5.250% due 09/25/2035 ~	3,476	3,425
5.500% due 11/25/2035 ~	50	64
5.500% due 12/25/2035	1,701	1,690
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.943% due 06/25/2036 ~	8,756	8,733
5.431% due 02/25/2036 ~	2,360	2,410
5.530% due 02/25/2036 ~	4,056	4,141
5.650% due 10/25/2036 ~	11,784	11,871
5.900% due 10/25/2036 ~	5,077	5,105

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

6.369% due 10/25/2036 ^þ		816	820
6.386% due 10/25/2036 ^þ		129	129
6.420% due 07/25/2036 ~		3,914	3,865
6.600% due 10/25/2036 þ		3,511	3,536
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2.104% due 06/25/2034 ~		5	5
Downey Savings & Loan Association Mortgage Loan Trust
0.284% due 04/19/2047 ^•		74	86
0.524% due 03/19/2045 •		451	451
0.604% due 02/19/2045 •		961	954
0.764% due 09/19/2045 •		1,482	1,113
0.884% due 11/19/2044 •		1,713	1,712
0.904% due 11/19/2044 •		52	51
0.924% due 09/19/2044 •		3,115	3,083
1.022% due 04/19/2046 •		4,842	4,717
2.487% due 07/19/2044 ~		350	346
2.609% due 07/19/2044 ~		10	10
Durham Mortgages
0.000% due 03/31/2054 ~	GBP	10	4,861
0.000% due 11/28/2054 (g)		9,973	10,316
0.000% due 11/28/2054 ~		27,883	28,841
0.700% due 11/28/2054 •		1,374,908	1,858,448
1.050% due 11/28/2054 •		66,488	89,916
1.400% due 11/28/2054 •		55,683	75,310
1.750% due 11/28/2054 •		49,866	67,513
2.450% due 11/28/2054 •		36,568	49,518
2.550% due 11/28/2054 •		21,340	28,712
2.700% due 11/28/2054 •		22,439	29,645
Durham Mortgages PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 (g)		17,086	18,870
0.000% due 05/28/2054 ~		31,919	33,846
0.849% due 05/28/2054 •		74,211	100,862
1.149% due 05/28/2054 •		75,940	103,005
1.549% due 05/28/2054 •		63,600	86,364
2.049% due 05/28/2054 •		48,412	65,932
2.549% due 05/28/2054 •		41,545	56,271
2.799% due 05/28/2054 •		19,933	26,608
E-MAC NL BV 1.712% due 07/25/2036 •	EUR	317	355
EMF-UK PLC 1.075% due 03/13/2046 •	GBP	21,226	28,702
Eurohome UK Mortgages PLC 0.248% due 06/15/2044		1,542	2,050
Eurosail PLC
0.000% due 03/13/2045 •	EUR	362	410
0.243% due 12/10/2044 •	GBP	966	1,305
0.255% due 03/13/2045 •		1,065	1,430
0.258% due 12/15/2044 •		128	172
0.495% due 09/13/2045 •		32,711	43,400
0.865% due 09/13/2045 •		30,988	41,101
1.045% due 06/13/2045 •		4,207	5,695
First Horizon Alternative Mortgage Securities Trust
0.472% due 02/25/2037 •		$172	54
0.852% due 04/25/2036 •		1,474	550
2.279% due 08/25/2035 ~		5	5
2.281% due 02/25/2035 ~		561	573
2.302% due 12/25/2035 ~		1,705	1,569
2.347% due 09/25/2035 ^~		925	904
2.351% due 03/25/2035 ~		327	312
2.357% due 08/25/2034 ~		128	133
2.397% due 04/25/2036 ^~		988	927
2.464% due 09/25/2036		3,845	3,324
2.587% due 04/25/2035 ~		1,832	1,958
2.695% due 02/25/2036 ~		77	67
2.717% due 01/25/2036 ^~		3,003	2,003
2.854% due 08/25/2035 ^~		889	840
5.448% due 04/25/2037 •(a)		2,609	679
5.750% due 02/25/2036		2,694	1,751
6.000% due 07/25/2036		1,798	1,162
6.000% due 11/25/2036		1,043	518
6.250% due 11/25/2036		2,010	1,028
6.250% due 08/25/2037 ^		95	60
First Horizon Mortgage Pass-Through Trust
2.625% due 10/25/2035 ~		103	60
2.693% due 11/25/2037 ^~		39	27
2.773% due 08/25/2035 ~		48	38
2.815% due 10/25/2035 ^~		697	700
2.830% due 05/25/2037 ^~		1,666	929
2.918% due 01/25/2037 ^~		490	380
5.750% due 05/25/2037 ^		154	90
Fremont Home Loan Trust 0.927% due 01/25/2034 •		1,671	1,648
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,316	8,866

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

GMAC Mortgage Corp. Loan Trust
2.734% due 03/18/2035 ~		444	450
2.851% due 11/19/2035 ~		129	130
2.975% due 11/19/2035 ~		246	210
3.218% due 03/18/2035 ~		2	2
3.751% due 11/19/2035 ~		120	122
3.772% due 03/18/2035 ~		520	512
Grace Trust 0.301% due 12/10/2040 ~(a)		174,400	4,371
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	146	165
0.000% due 03/18/2039 •		2,204	2,501
0.344% due 06/18/2039 •		$963	950
0.386% due 06/18/2038 •	GBP	129	173
GreenPoint Mortgage Funding Trust
0.282% due 01/25/2037 •		$6,855	6,678
0.302% due 03/25/2047 •		12,286	12,535
0.522% due 04/25/2036 •		10,986	10,890
0.582% due 08/25/2045 •		216	210
0.622% due 10/25/2045 •		436	443
0.642% due 11/25/2045 •		51	47
0.722% due 10/25/2045 •		3,264	3,076
0.742% due 09/25/2046 ^•		4,467	4,236
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	22,606	25,289
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)		$179,000	1,539
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		47,500	47,388
GS Mortgage Securities Trust
0.000% due 03/10/2044 ~(a)		642	0
0.093% due 08/10/2044 ~(a)		2,179	0
0.544% due 08/10/2046 ~(a)		93,664	718
0.579% due 11/10/2049 ~(a)		121,642	2,989
0.731% due 08/10/2043 ~(a)		33,505	251
1.723% due 05/10/2045 ~(a)		16,341	16
3.120% due 05/10/2050		1,775	1,824
3.278% due 10/10/2048		5,271	5,457
3.365% due 11/10/2047		4,381	4,512
3.801% due 01/10/2047		8,723	8,941
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061		423,2845	13,360
0.000% due 06/25/2061		205	204
0.148% due 06/25/2061		393,086	2,031
0.659% due 03/25/2052		294,578	5,832
1.625% due 06/25/2061		298,041	299,172
2.250% due 06/25/2061		24,938	25,113
2.500% due 03/25/2052		294,578	294,558
2.500% due 06/25/2061		24,253	23,976
2.750% due 06/25/2061		19,676	19,377
3.159% due 03/25/2052		25,226	22,991
3.810% due 06/25/2061		55,798	56,642
GSC Capital Corp. Mortgage Trust 0.502% due 02/25/2036 •		5,449	5,544
GSMPS Mortgage Loan Trust
0.452% due 01/25/2035 •		19,327	18,062
0.452% due 03/25/2035 •		2,940	2,792
0.502% due 06/25/2034 •		31,206	27,692
7.060% due 10/20/2032 ~		11,577	11,614
GSMSC Pass-Through Trust
7.500% due 10/25/2036 ~		1,073	415
7.775% due 09/25/2036 ~		754	365
GSMSC Resecuritization Trust
0.227% due 02/26/2037 •		32,244	29,545
0.232% due 04/26/2037 •		54,503	29,277
0.243% due 10/26/2036 •		12,792	11,637
GSR Mortgage Loan Trust
0.552% due 07/25/2037 ^•		144	33
0.622% due 08/25/2046 •		28,008	15,606
1.790% due 04/25/2032 •		9	8
2.250% due 07/25/2035 ~		183	186
2.377% due 03/25/2037 ~		796	732
2.422% due 05/25/2035 ~		3,223	2,840
2.434% due 11/25/2035 ~		172	118
2.558% due 10/25/2035 ~		329	330
2.568% due 01/25/2035 ~		249	249
2.568% due 05/25/2035 ~		572	473
2.593% due 08/25/2034 ~		224	231
2.629% due 11/25/2035 ~		17	18
2.634% due 07/25/2035 ~		1,210	848
2.637% due 04/25/2035 ~		33	33
2.657% due 04/25/2036 ~		900	735
2.707% due 01/25/2035		17	17
2.718% due 09/25/2035 ~		323	326
2.767% due 01/25/2036 ~		29	31
2.804% due 07/25/2035 ~		1,215	1,029

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.813% due 11/25/2035 ~		13	13
2.832% due 12/25/2034 ~		366	119
2.849% due 05/25/2037		1,083	789
2.852% due 05/25/2035 ~		760	748
2.873% due 01/25/2036 ^~		2,360	2,430
2.910% due 04/25/2035 ~		96	97
3.047% due 09/25/2034 ~		9	9
3.079% due 08/25/2034 ~		509	512
3.142% due 05/25/2037 ~		2,918	2,931
3.567% due 08/25/2034 ~		23	22
5.000% due 07/25/2036		66	56
5.500% due 03/25/2036		1,503	1,779
5.500% due 01/25/2037		1,034	1,732
5.750% due 02/25/2036		387	396
5.750% due 02/25/2037		1	18
6.000% due 11/25/2035		257	148
6.000% due 02/25/2036 ^		388	257
6.000% due 03/25/2036		11,206	6,206
6.000% due 06/25/2036		709	1,037
6.000% due 07/25/2036		1,893	1,445
6.000% due 09/25/2036		1,332	770
6.000% due 01/25/2037		47	40
6.250% due 10/25/2036 ^		13,642	13,773
6.500% due 09/25/2036 ^		1,245	759
6.500% due 10/25/2036		649	433
Harben Finance PLC 0.914% due 08/20/2056	GBP	2,605	3,530
HarborView Mortgage Loan Trust
0.284% due 11/19/2036 •		$5,116	5,045
0.294% due 09/19/2037 •		9,802	9,649
0.324% due 07/19/2047 •		6,575	6,413
0.344% due 12/19/2036 ^•		2,782	2,791
0.444% due 12/19/2036 ^•		74	70
0.484% due 02/19/2046 •		1,807	1,664
0.524% due 11/19/2036 •		3,898	3,692
0.584% due 01/19/2036 ^•		212	203
0.604% due 01/19/2036 •		442	307
0.644% due 07/19/2045 •		8,584	8,436
0.664% due 02/19/2036 •		4,457	2,816
0.664% due 10/20/2045 •		7,973	5,722
0.684% due 07/19/2045 •		44	40
0.724% due 11/19/2035 •		984	866
0.724% due 08/19/2045 •		364	367
0.744% due 01/19/2035 •		188	174
0.764% due 09/19/2035 •		1,219	999
0.804% due 01/19/2035 •		1,072	990
0.864% due 01/19/2035 •		200	186
0.884% due 12/19/2034 •		3,556	3,365
0.904% due 11/19/2034 •		170	165
0.904% due 12/19/2034 •		38	36
0.924% due 12/19/2034 •		14,433	13,054
0.932% due 12/19/2036 ^•		6,962	6,709
0.964% due 11/19/2034 •		15,211	12,753
1.102% due 10/25/2037 •		14,738	15,747
1.224% due 06/19/2034 •		19	19
1.731% due 11/19/2034 ~		36	37
2.075% due 06/19/2045 ^•		4,088	2,329
2.426% due 12/19/2035 ~		139	134
2.443% due 12/19/2035 ^~		7	7
2.467% due 08/19/2034 ~		669	721
2.627% due 06/19/2036 ^~		110	71
2.658% due 07/19/2035 ^~		1,258	1,060
2.872% due 12/19/2035 ~		1,760	1,174
3.255% due 08/19/2036 ^~		454	437
3.643% due 06/19/2036 ^~		314	200
Hawksmoor Mortgages 1.100% due 05/25/2053	GBP	1,787	2,426
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		$118,960	2,582
2.828% due 11/05/2035		71,800	71,866
Hipocat FTA 0.000% due 07/15/2036 •	EUR	87	99
HomeBanc Mortgage Trust 1.077% due 12/25/2034		$293	290
HPLY Trust 2.460% due 11/15/2036		4,474	4,405
HSI Asset Loan Obligation Trust
2.385% due 01/25/2037 ~		58	51
2.726% due 01/25/2037 ^~		1,132	936
2.932% due 09/25/2037 ~		10,664	10,497
3.432% due 09/25/2037 ~		2,544	2,203
4.107% due 01/25/2037 ~		3,769	3,469
HSI Asset Securitization Corp. Trust
1.062% due 07/25/2035 •		900	903
1.092% due 07/25/2035 •		1,519	1,540

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	16,959	17,903
Impac CMB Trust
0.382% due 10/25/2035 •		$6,330	6,271
0.622% due 04/25/2035 •		1,933	1,939
0.742% due 03/25/2035 •		5,909	5,832
0.743% due 09/25/2034 •		59	59
Impac Secured Assets Trust
0.342% due 03/25/2037 •		37,282	34,349
0.342% due 09/25/2037 •		7,989	7,122
0.462% due 09/25/2037 •		11,788	10,378
0.502% due 05/25/2036 •		39	44
0.802% due 05/25/2036 •		421	422
2.203% due 05/25/2036 •		866	873
5.450% due 03/25/2033 ~		2,752	2,808
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~		5	5
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^		1,960	1,203
IndyMac IMSC Mortgage Loan Trust
0.362% due 10/25/2036 •		71	69
0.522% due 04/25/2046 •		5,450	5,230
0.542% due 04/25/2046 •		5,963	5,735
0.662% due 07/25/2035 •		2,170	1,359
0.982% due 09/25/2034 •		70	67
1.662% due 10/25/2036 •		7,671	4,850
1.996% due 05/25/2037 •		49,109	48,273
2.608% due 09/25/2036 ~		3,642	3,113
2.655% due 04/25/2035 ~		16	16
2.669% due 11/25/2035 ~		7,764	6,682
2.695% due 05/25/2036 ~		15,480	11,757
2.750% due 06/25/2035 ~		58	52
2.811% due 03/25/2035 ~		22	22
2.830% due 12/25/2035 ~		6,599	5,961
2.862% due 01/25/2036 ~		1,698	1,528
2.878% due 07/25/2036 ~		7,299	6,349
2.894% due 12/25/2035 ~		1,251	963
2.938% due 06/25/2036 ~		535	533
2.962% due 03/25/2035 ~		346	350
2.993% due 09/25/2037 ~		10,285	6,078
3.004% due 03/25/2037 ~		1,059	993
3.137% due 05/25/2036 ~		11,640	12,008
3.257% due 07/25/2035 ~		4,659	3,321
3.291% due 01/25/2037 ~		4,717	4,237
6.000% due 06/25/2037		11,945	10,400
6.500% due 09/25/2037		96	77
IndyMac INDA Mortgage Loan Trust
2.606% due 11/25/2037 ~		9,691	9,091
2.673% due 11/25/2035 ^~		344	315
2.870% due 01/25/2036 ~		91	90
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •		1,494	1,409
0.342% due 07/25/2036 •		6,884	6,696
0.342% due 06/25/2037 •		1,116	1,120
0.352% due 02/25/2037 •		17,469	13,893
0.402% due 06/25/2037 ^•		9,079	4,505
0.502% due 10/25/2036 •		2,804	2,751
0.502% due 06/25/2046 •		15,171	14,060
0.502% due 11/25/2046 •		16,207	16,351
0.522% due 05/25/2046 •		36,906	35,805
0.562% due 04/25/2035 •		417	394
0.562% due 07/25/2046 •		3,817	4,026
0.582% due 04/25/2035 •		5,159	4,851
0.622% due 07/25/2035 •		13,065	10,685
0.662% due 03/25/2035 •		422	413
0.742% due 02/25/2035 •		156	152
0.742% due 07/25/2045 •		181	161
0.782% due 02/25/2035 •		1,025	962
0.902% due 08/25/2034 •		67	64
0.902% due 11/25/2034 •		5	5
2.337% due 01/25/2035 ~		367	364
2.420% due 08/25/2035 ~		2,333	2,258
2.455% due 01/25/2036 ^~		56	56
2.639% due 06/25/2037 ^~		11,410	10,708
2.737% due 10/25/2035 ~		176	166
2.811% due 11/25/2035 ^~		2,559	2,516
2.814% due 07/25/2037 ~		20,181	16,359
2.873% due 09/25/2035 ^~		1,726	1,630
2.884% due 06/25/2037 ~		4,613	2,997
2.953% due 06/25/2036 ~		23,125	19,362
2.961% due 08/25/2035 ~		3,978	3,667
2.961% due 08/25/2035 ^		1,923	1,761
2.979% due 05/25/2037 ^		4,221	3,974
2.980% due 06/25/2036 ~		213	167
3.055% due 05/25/2037 ^~		20,298	15,306
3.084% due 09/25/2036 ~		68	54

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.095% due 08/25/2037 ~		65	59
3.189% due 02/25/2036 ~		2,980	2,758
InTown Hotel Portfolio Trust 0.000% due 01/15/2033 ~(a)		217,597	2
JP Morgan Alternative Loan Trust
2.695% due 05/25/2036 ^~		714	524
5.831% due 05/26/2037 ~		23,505	2,710
6.500% due 12/25/2036 þ		39,637	38,348
6.810% due 08/25/2036 ^þ		22,755	22,181
JP Morgan Chase Commercial Mortgage Securities Trust
0.236% due 03/05/2042		158,100	2,314
1.229% due 04/15/2046 ~(a)		116,362	1,346
1.402% due 08/15/2049 ~(a)		150,974	7,877
1.451% due 05/15/2045 ~(a)		89,358	2
JP Morgan Mortgage Trust
1.602% due 02/25/2034 ~		3	3
1.811% due 10/25/2033 ~		36	36
2.102% due 06/25/2035 ~		69	70
2.314% due 07/25/2035 ~		85	86
2.345% due 10/25/2035 ~		7	6
2.378% due 09/25/2035 ~		169	162
2.419% due 07/25/2035 ~		344	339
2.428% due 06/25/2035 ~		49	43
2.460% due 08/25/2035 ~		3	3
2.461% due 08/25/2035 ~		667	696
2.473% due 10/25/2035 ^~		236	213
2.487% due 08/25/2036 ~		6,885	6,240
2.511% due 07/25/2035 ~		948	960
2.538% due 10/25/2036 ~		329	272
2.558% due 12/26/2037 ~		5,808	5,152
2.577% due 02/25/2035 ~		8	8
2.592% due 04/25/2036 ~		858	786
2.616% due 10/25/2036 ^~		882	818
2.695% due 07/25/2035 ~		130	130
2.704% due 11/25/2035 ^~		4,738	4,393
2.706% due 11/25/2035 ~		155	149
2.709% due 05/25/2036 ~		677	630
2.721% due 08/25/2036 ~		538	493
2.760% due 04/25/2035 ~		146	149
2.769% due 04/25/2036 ^~		4,012	3,930
2.769% due 04/25/2036 ~		2,384	2,348
2.779% due 10/25/2035 ~		262	274
2.781% due 05/25/2036 ~		8	7
2.791% due 06/25/2037 ^~		3,315	2,732
2.805% due 10/25/2037 ~		7,561	6,733
2.833% due 08/25/2036 ~		2,544	2,298
2.837% due 02/25/2036 ^~		1,953	1,700
2.864% due 04/25/2035 ~		50	51
2.872% due 06/25/2036 ~		820	707
2.872% due 06/25/2036 ^~		336	290
2.874% due 11/25/2035 ~		15	14
2.908% due 07/25/2035 ~		9	9
2.970% due 04/25/2037 ^~		412	388
2.970% due 04/25/2037 ~		4,384	4,130
2.971% due 06/25/2036 ~		152	124
2.976% due 04/25/2037 ^~		523	481
3.007% due 08/25/2035 ^~		880	824
3.037% due 05/25/2036		1,736	1,557
3.037% due 05/25/2036 ^~		348	313
3.037% due 05/25/2036 ~		423	387
3.110% due 01/25/2037 ~		388	363
3.226% due 10/25/2036 ^~		836	730
3.231% due 06/25/2037 ^~		290	259
5.500% due 03/25/2022 ^		3	3
5.500% due 09/25/2035		2,515	2,451
5.500% due 01/25/2036 ^		644	407
5.500% due 08/25/2037		2,158	1,460
5.750% due 03/25/2037		370	220
6.000% due 10/25/2034		2,763	2,680
6.000% due 07/25/2036		2,583	1,876
6.000% due 06/25/2037		11,810	7,895
6.000% due 08/25/2037		1,256	891
6.000% due 08/25/2037 ^		86	61
6.500% due 09/25/2035		225	208
7.000% due 08/25/2037 ^		835	592
JP Morgan Resecuritization Trust 0.432% due 11/26/2036 •		10,829	10,710
JPMBB Commercial Mortgage Securities Trust 0.380% due 08/15/2046 ~(a)		40,550	201
JPMDB Commercial Mortgage Securities Trust 0.755% due 12/15/2049 ~(a)		183,663	5,929
Kentmere PLC
0.000% due 10/28/2051 (g)	GBP	10,711	14,073
0.000% due 10/28/2051 ~		9,500	27,382
0.850% due 10/28/2051 •		394,536	534,920
1.450% due 10/28/2051 •		21,423	28,981

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

1.800% due 10/28/2051 •		21,423	28,956
2.250% due 10/28/2051 •		12,854	17,322
3.050% due 10/28/2051 •		7,141	9,525
5.050% due 10/28/2051 •		12,139	14,938
Kirkby RMBS PLC
0.000% due 02/22/2045 ~		6	20,428
0.969% due 02/22/2045 •		245,228	326,481
2.169% due 02/22/2045 •		82,543	106,660
2.250% due 02/22/2045		26,742	26,221
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,086	1,213
0.422% due 06/17/2039 •	GBP	5,484	7,210
0.494% due 04/17/2044 •		20,442	26,553
LB-UBS Commercial Mortgage Trust
0.157% due 02/15/2040 ~(a)		$500	0
5.407% due 11/15/2038 ^		3,194	2,052
5.534% due 02/15/2040 ^~		9,105	3,737
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		12,569	12,601
Lehman Mortgage Trust
0.522% due 12/25/2036 •		6,160	1,223
0.703% due 07/25/2036 •		5,415	2,242
1.002% due 12/25/2035 •		769	560
4.942% due 12/25/2035 ~		2,925	871
5.014% due 07/25/2037 ~		3,015	2,035
5.146% due 01/25/2036 ^~		1,257	1,294
5.500% due 12/25/2035		33	23
5.937% due 04/25/2036 ^~		3,418	2,862
6.000% due 08/25/2037		2,169	2,190
6.500% due 09/25/2037		4,802	2,574
6.598% due 03/25/2037 •(a)		13,494	3,564
Lehman XS Trust
0.302% due 07/25/2047 •		10,511	10,709
0.482% due 11/25/2046 •		174	168
0.502% due 08/25/2046 ^•		10,285	10,461
0.502% due 11/25/2046 •		12,606	12,710
0.522% due 09/25/2046 •		105	109
0.702% due 12/25/2035 •		8	6
5.610% due 07/25/2035 þ		721	719
Ludgate Funding PLC
0.245% due 01/01/2061 •	GBP	5,002	6,563
0.297% due 12/01/2060 •		4,096	5,398
0.685% due 01/01/2061 •		6,315	8,448
Luminent Mortgage Trust 0.502% due 02/25/2046 •		$91	77
LUXE Commercial Mortgage Trust
2.360% due 10/15/2038		28,799	28,807
2.460% due 11/15/2026		15,200	15,206
2.860% due 10/15/2038		38,383	38,413
Manhattan West Mortgage Trust 0.205% due 09/10/2039 ~(a)		807,900	9,298
Mansard Mortgages PLC 0.748% due 12/15/2049 •	GBP	10,145	13,652
MASTR Adjustable Rate Mortgages Trust
0.582% due 05/25/2037 •		$858	448
0.782% due 05/25/2047 ^•		3,606	4,523
0.991% due 09/25/2034 ~		87	87
1.202% due 09/25/2037 •		14,481	7,064
1.933% due 05/25/2034 ~		118	117
2.125% due 12/25/2033 ~		20	19
2.235% due 12/25/2033 ~		41	43
2.328% due 01/25/2036 ~		4,346	4,367
2.375% due 07/25/2034 ~		381	387
2.409% due 07/25/2035 ^~		721	690
2.438% due 06/25/2035 ~		71	67
2.492% due 10/25/2032 ~		41	42
2.500% due 01/25/2034 ~		127	127
2.620% due 04/21/2034 ~		18	18
2.638% due 07/25/2035 ~		162	156
2.639% due 12/21/2034 ~		59	58
2.707% due 09/25/2035 ~		762	541
2.732% due 11/21/2034 ~		225	232
2.750% due 11/25/2036 ~		43	31
2.754% due 09/25/2033 ~		386	388
2.932% due 10/25/2034 ~		264	266
MASTR Alternative Loan Trust
5.500% due 07/25/2034		1,341	1,403
5.500% due 08/25/2034		2,729	2,817
7.000% due 06/25/2034		14	15
MASTR Asset Securitization Trust
5.500% due 06/26/2034		9	9
6.000% due 10/25/2022 ~		1	1
6.000% due 06/25/2036 ^•		1,308	1,102
6.000% due 06/25/2036 ^		165	139
MASTR Reperforming Loan Trust
0.452% due 05/25/2035 •		1,776	935

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.462% due 07/25/2035 ^•	19,279	8,642
4.125% due 05/25/2036 ~	177	172
MASTR Seasoned Securitization Trust
1.750% due 05/25/2032 ~	187	190
2.375% due 10/25/2032 ~	83	83
2.410% due 10/25/2032 ~	12	12
3.468% due 10/25/2032 ~	183	190
6.500% due 08/25/2032 ~	29	30
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.810% due 11/15/2031 •	127	130
0.850% due 09/15/2030 •	276	279
Merrill Lynch Alternative Note Asset Trust
0.502% due 03/25/2037	3,463	1,385
0.502% due 03/25/2037 •	5,020	1,773
0.702% due 03/25/2037 •	241	87
2.867% due 06/25/2037 ^~	28,912	20,339
Merrill Lynch Mortgage Investors Trust
0.562% due 04/25/2029 •	490	480
0.562% due 03/25/2030 •	70	68
0.637% due 08/25/2036 •	4,199	4,199
0.655% due 03/25/2030 •	179	171
0.712% due 07/25/2030 •	661	674
0.762% due 06/25/2028 •	1,048	1,019
0.762% due 11/25/2029 •	962	922
0.782% due 04/25/2028 •	7	7
0.835% due 10/25/2028 •	25	25
0.855% due 11/25/2029 •	34	33
0.936% due 01/25/2030 •	6	6
1.016% due 01/25/2029 •	243	234
1.691% due 01/25/2029 ~	2,924	2,910
1.740% due 01/25/2029 ~	3	3
1.816% due 02/25/2033 ~	22	21
1.820% due 05/25/2036 ~	176	157
1.859% due 09/25/2029 ~	113	114
1.875% due 12/25/2034 ~	237	242
1.915% due 04/25/2035 ~	45	44
1.928% due 05/25/2036 ~	6	6
2.022% due 05/25/2036 ~	180	184
2.091% due 02/25/2036 ~	2	2
2.234% due 05/25/2029 ~	61	61
2.240% due 02/25/2034 ~	53	54
2.365% due 07/25/2035 ^~	517	500
2.420% due 06/25/2037 ~	137	140
2.455% due 12/25/2034 ~	10	10
2.464% due 09/25/2033 ~	6	6
2.469% due 07/25/2035 ~	355	233
2.606% due 12/25/2035 ~	48	38
2.711% due 03/25/2036 ^~	2,149	1,365
2.834% due 02/25/2035 ~	1,023	1,039
2.953% due 09/25/2035 ^~	35	31
3.098% due 05/25/2034 ~	63	63
6.250% due 10/25/2036	2,045	1,252
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)	4,302	0
Merrill Lynch Mortgage-Backed Securities Trust
2.610% due 08/25/2036 •	5,449	5,316
2.922% due 06/25/2037 ~	7	6
Morgan Stanley Bank of America Merrill Lynch Trust
0.963% due 02/15/2047 ~(a)	38,103	584
1.583% due 11/15/2045 ~(a)	59,330	222
3.040% due 04/15/2048	4,972	5,092
Morgan Stanley Capital Trust
0.222% due 11/12/2049 ~(a)	2,792	0
0.878% due 07/15/2053 ~(a)	54,413	3,835
1.843% due 07/15/2053 ~(a)	109,113	14,308
2.428% due 04/05/2042	2,000	2,013
3.340% due 03/15/2049	9,388	9,752
Morgan Stanley Mortgage Loan Trust
0.382% due 01/25/2036 •	1,276	826
1.826% due 08/25/2034 ~	662	661
1.877% due 07/25/2034 ~	148	157
1.981% due 06/25/2037 ~	12,759	8,590
2.185% due 06/25/2036 ~	331	353
2.372% due 09/25/2034	680	689
2.410% due 10/25/2034 ~	44	45
2.473% due 01/25/2035	318	315
2.481% due 08/25/2034 ~	5	5
2.501% due 07/25/2035 ~	190	184
2.538% due 07/25/2034 ~	91	95
2.562% due 07/25/2035 ~	108	103
2.655% due 11/25/2035 ~	76	48
2.744% due 05/25/2036 ^~	9,229	6,901
2.826% due 11/25/2037 ~	2,263	2,146
3.027% due 09/25/2035 ^~	47	38
5.500% due 11/25/2035	51	50
6.000% due 08/25/2037 ^	291	167

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

6.379% due 09/25/2034 ~		554	607
7.013% due 08/25/2036 þ		6,246	2,205
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		8,189	5,979
6.250% due 08/26/2047 ~		11,774	9,070
Morgan Stanley Resecuritization Trust
0.834% due 06/26/2047 •		41,016	37,079
0.854% due 04/26/2047 •		34,332	23,524
1.044% due 06/26/2047 •		589	506
2.289% due 04/26/2047 ~		4,315	2,805
Mortgage Equity Conversion Asset Trust 0.780% due 05/25/2042 •		74,436	72,083
MortgageIT Securities Corp. Mortgage Loan Trust 0.562% due 06/25/2047 •		14,141	14,091
MortgageIT Trust 0.602% due 11/25/2035 •		4,695	4,268
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	1,125
0.887% due 09/05/2047 ~(a)		53,100	2,688
NAAC Reperforming Loan REMIC Trust 6.500% due 03/25/2034		519	518
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		1,674	1,693
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		29,500	32,042
New Rochelle Public Library Trust
0.000% due 05/01/2058 (g)		657	655
3.423% due 05/01/2058 ~		319,407	323,426
Newgate Funding PLC
0.000% due 12/15/2050 •	EUR	464	519
0.408% due 12/01/2050 •	GBP	1,806	2,369
0.647% due 12/15/2050 •	EUR	2,524	2,796
0.897% due 12/15/2050 •		4,222	4,593
1.098% due 12/15/2050 •	GBP	13,394	17,924
1.348% due 12/15/2050 •		3,785	4,994
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.662% due 04/25/2037 •		$115	90
2.359% due 10/25/2035 ~		360	323
2.812% due 08/25/2034 ~		1,707	1,763
2.985% due 02/25/2036 ~		439	364
3.215% due 02/25/2036 ~		668	548
5.500% due 05/25/2033		1	1
5.659% due 03/25/2035 þ		1	1
6.000% due 05/25/2033		3	3
6.215% due 08/25/2036 ~		6,723	1,856
6.431% due 08/25/2036 ~		2,868	791
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.010% due 08/27/2047 ~		143,467	115,185
1.002% due 07/25/2036 •		3,558	3,544
2.568% due 10/26/2036 •		4,756	4,435
4.787% due 10/25/2036 ~		7,676	6,496
6.000% due 07/26/2037		14,685	7,166
NovaStar Mortgage Funding Trust 0.430% due 09/25/2046 •		71,875	32,380
PHH Alternative Mortgage Trust 6.000% due 02/25/2037		3,565	3,395
Prime Mortgage Trust 7.000% due 07/25/2034		132	126
Proteus RMBS DAC
0.000% due 10/29/2054 •	EUR	450,620	513,193
0.000% due 10/29/2054 ~		1,219	7,115
0.000% due 10/29/2054 (b)(g)		85,302	79,204
0.344% due 10/29/2054 •		52,929	60,238
0.544% due 10/29/2054 •		38,495	43,758
1.194% due 10/29/2054 •		28,871	32,780
2.444% due 10/29/2054 •		24,059	27,229
RBSSP Resecuritization Trust
0.342% due 03/26/2037 •		$39,386	34,082
0.410% due 02/28/2047 ~		16,092	12,848
0.592% due 02/26/2037 •		288	289
0.708% due 08/26/2045 •		114	113
1.842% due 12/26/2037 •		22,733	22,372
2.809% due 12/26/2036 ~		2,792	2,323
2.956% due 10/26/2036 ~		8,834	8,922
2.987% due 03/26/2036 ~		7,199	5,257
2.991% due 12/26/2036 ~		13,149	13,344
3.056% due 09/28/2047 ~		111,571	90,026
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	59,836	47,847
Regal Trust 1.738% due 09/29/2031 •		$31	30
Residential Accredit Loans, Inc. Trust
0.252% due 02/25/2047 •		12,082	5,905
0.272% due 01/25/2037 •		3,271	3,106
0.352% due 02/25/2036 ^•		7,904	5,505

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.402% due 08/25/2035 •		2,991	2,558
0.402% due 04/25/2037 •		3,244	2,502
0.432% due 03/25/2037 •		165	26
0.462% due 05/25/2036 •		7,412	7,047
0.462% due 07/25/2036 •		24,222	12,592
0.462% due 09/25/2036 •		8,969	9,007
0.462% due 11/25/2036 •		2,194	1,574
0.462% due 01/25/2037 •		687	510
0.462% due 06/25/2046 •		27,912	8,613
0.482% due 09/25/2036 ^•		4,117	4,259
0.502% due 06/25/2036 •		169	125
0.502% due 05/25/2047 •		2,329	2,267
0.512% due 09/25/2046 •		2,929	2,864
0.532% due 05/25/2046 •		13,141	12,442
0.622% due 12/25/2045 •		12,904	10,746
0.642% due 05/25/2046 ^•		798	712
0.662% due 12/25/2045 •		323	263
0.702% due 08/25/2036 •		4,818	3,993
0.803% due 11/25/2035 •		3,190	2,660
1.082% due 01/25/2046 ^•		12,006	11,206
1.324% due 11/25/2037 ~		8,495	8,177
1.442% due 09/25/2045 •		409	401
1.582% due 08/25/2035 •		193	176
1.746% due 12/26/2034 ~		164	93
2.990% due 07/25/2035		1,292	1,270
3.123% due 07/25/2035 ~		6,626	5,304
3.131% due 08/25/2035 ^~		644	348
3.132% due 04/25/2035		9,696	8,002
3.437% due 07/25/2035 ~		3,167	2,303
3.955% due 12/25/2035 ^~		8,371	7,885
5.500% due 08/25/2035		24	23
5.500% due 06/25/2037		4,106	3,891
5.750% due 03/25/2022		23	21
6.000% due 08/25/2035 ^		493	484
6.000% due 10/25/2035		7,046	4,244
6.000% due 12/25/2035		2,294	2,307
6.000% due 08/25/2036		341	340
6.000% due 08/25/2036 ^		13,295	12,972
6.000% due 09/25/2036		2,714	2,583
6.000% due 01/25/2037		98	96
6.000% due 02/25/2037		10,235	9,853
6.000% due 03/25/2037		8,728	8,548
6.000% due 05/25/2037		7,732	7,628
6.000% due 05/25/2037 ^		1,106	1,091
6.000% due 06/25/2037		15,608	15,168
6.500% due 08/25/2036		18,767	18,441
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		58	58
7.500% due 12/25/2031		5	5
7.500% due 07/25/2032		377	214
Residential Asset Securitization Trust
0.412% due 04/25/2037		9,846	1,827
0.452% due 06/25/2036 •		5,985	1,655
0.802% due 07/25/2036 •		5,014	3,938
5.500% due 07/25/2035		997	788
5.500% due 09/25/2035		20,605	14,154
6.000% due 11/25/2036		6,460	3,373
6.000% due 01/25/2037		3,423	1,746
6.000% due 03/25/2037 ^		6,793	3,549
6.000% due 04/25/2037		574	446
6.000% due 08/25/2037		668	530
6.250% due 11/25/2036 ^		11,876	6,444
6.500% due 09/25/2036		3,344	1,820
6.500% due 04/25/2037 ^		19,097	8,086
6.588% due 04/25/2037		9,880	3,434
Residential Funding Mortgage Securities, Inc. Trust
2.249% due 09/25/2035 ~		155	134
2.867% due 08/25/2035 ~		2,127	1,294
3.780% due 04/25/2037 ~		511	455
4.321% due 10/25/2037 ~		5,591	4,642
4.632% due 10/25/2037 ~		3,359	2,919
4.695% due 09/25/2036 ~		52	48
4.751% due 07/27/2037 ^~		136	116
5.500% due 03/25/2037		2,460	2,134
6.000% due 04/25/2037 ^		820	792
6.000% due 04/25/2037 •		79	76
6.000% due 04/25/2037		690	665
6.000% due 10/25/2037		455	346
6.500% due 03/25/2032		27	29
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	5,051	5,585
Ripon Mortgages PLC
0.000% due 08/20/2056 (g)	GBP	463,568	548,265
0.000% due 08/20/2056 (g)		70,237	94,361
0.000% due 08/20/2056 ~		0	16,510
0.010% due 08/20/2056		24,190	30,473

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,292	1,418
0.245% due 06/12/2044 •	GBP	11,830	15,455
0.265% due 06/12/2044 •		6,274	8,222
0.351% due 06/12/2044 •		$2,172	2,078
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	66,778
0.057% due 09/28/2055 •		725,835	824,809
0.207% due 09/28/2055 •		72,544	81,696
0.457% due 09/28/2055 •		49,462	55,446
0.957% due 09/28/2055 •		29,677	33,278
1.000% due 09/28/2055 ~		18,400	5,490
1.707% due 09/28/2055 •		49,461	54,693
Sequoia Mortgage Trust
0.724% due 08/20/2034 •		$369	370
0.764% due 06/20/2033 •		154	154
0.804% due 07/20/2033 •		87	87
0.826% due 11/20/2034 •		108	106
0.854% due 05/20/2034 •		289	285
0.864% due 10/20/2027 •		2	2
0.864% due 04/20/2033 •		41	40
0.869% due 10/20/2034		276	251
0.904% due 10/20/2027 •		21	22
0.958% due 04/20/2033 •		282	279
2.514% due 02/20/2047 ~		1,795	1,619
2.643% due 07/20/2037 ~		4,646	4,240
2.797% due 08/20/2047 ~		4,993	4,129
2.803% due 09/20/2046 ^~		1,713	1,166
2.834% due 09/20/2046 ^~		282	220
3.042% due 07/20/2037 ~		704	590
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	92,904	126,081
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 09/25/2034 •		$205	197
0.602% due 10/25/2034 •		365	352
0.747% due 04/25/2035 •		1,678	1,662
1.746% due 10/25/2037 ^•		4,021	4,152
2.360% due 12/25/2034 ~		511	515
2.402% due 12/25/2037 ^•		5,141	5,149
2.411% due 10/25/2034 ~		54	55
2.447% due 03/25/2035 ~		366	364
2.516% due 05/25/2035 ~		3,677	3,046
2.521% due 04/25/2034 ~		5	5
2.533% due 03/25/2035 ~		7,009	6,447
2.553% due 12/25/2034 ~		22	22
2.651% due 09/25/2034 ~		78	79
2.687% due 12/25/2035 ~		140	128
2.789% due 09/25/2035 ~		1,210	1,166
2.792% due 08/25/2035 ~		837	807
2.810% due 07/25/2035 ^~		1,959	1,831
2.821% due 09/25/2036 ~		2,479	2,114
2.836% due 05/25/2035 ~		19	16
2.839% due 12/25/2035		152	101
2.841% due 02/25/2036 ~		1,330	1,269
2.854% due 11/25/2035 ^~		57	54
2.874% due 05/25/2036 ~		3,596	2,991
2.876% due 10/25/2035 ~		1,990	1,929
2.892% due 04/25/2035 ~		49	51
2.904% due 02/25/2036 ^~		5,491	4,225
2.911% due 01/25/2036 ^~		3,375	2,474
2.928% due 11/25/2035 ~		247	220
2.963% due 05/25/2036 ^~		5	4
3.023% due 03/25/2036 ^~		791	719
3.098% due 09/25/2036 ^~		8,837	7,731
3.153% due 07/25/2037 ~		31	25
3.178% due 05/25/2036 ^~		4,688	3,827
3.243% due 08/25/2036 ~		13,628	12,298
3.309% due 09/25/2036 ~		7,803	7,879
3.594% due 11/25/2035 ^~		242	231
3.727% due 01/25/2037 ~		3,268	2,942
Structured Asset Mortgage Investments Trust
0.222% due 08/25/2036 •		7,938	7,554
0.282% due 01/25/2037 •		1,762	1,705
0.322% due 09/25/2047 •		10,975	10,092
0.462% due 07/25/2046 •		8,540	7,620
0.482% due 06/25/2036 •		2,415	2,400
0.482% due 07/25/2046 ^•		6,278	5,183
0.502% due 05/25/2036 •		7,906	7,744
0.502% due 10/25/2036 •		3,807	3,707
0.522% due 04/25/2036 •		10,612	10,183
0.522% due 05/25/2036 •		164	145
0.522% due 08/25/2036 ^•		9,053	8,827
0.522% due 05/25/2046 •		128	115
0.522% due 09/25/2047 •		14,757	16,549
0.562% due 02/25/2036 •		7,817	7,554
0.562% due 02/25/2036 ^•		33,250	31,471

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.562% due 07/25/2036 •		13	7
0.562% due 05/25/2045 •		813	790
0.604% due 07/19/2035 •		1,109	1,082
0.652% due 09/25/2047 •		17,824	15,814
0.662% due 02/25/2036 ^•		13,001	12,521
0.702% due 08/25/2036 ^•		5,329	4,998
0.784% due 05/19/2035 •		733	716
0.952% due 05/25/2047 •		2,826	2,504
1.849% due 02/19/2035 ~		1	1
2.457% due 05/25/2036		172	61
3.046% due 05/25/2047 ^~		27,231	24,342
3.285% due 05/25/2045 ~		81	71
Structured Asset Sec Mortgage Pass-Through Certificates 2.161% due 11/25/2032		115	115
Structured Asset Securities Corp.
0.452% due 03/25/2035 •		2,886	2,728
0.452% due 04/25/2035 •		277	261
2.227% due 12/25/2033 ~		323	328
Structured Asset Securities Corp. Mortgage Loan Trust 0.822% due 11/25/2035 •		1,423	1,350
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.203% due 07/25/2033 ~		152	156
2.210% due 09/25/2033 ~		87	90
2.217% due 03/25/2033 ~		79	82
2.321% due 11/25/2033 ~		104	103
2.684% due 01/25/2034 ~		56	57
2.979% due 11/25/2033 ~		23	23
3.102% due 07/25/2032 •		958	975
Structured Asset Securities Corp. Trust 5.500% due 04/25/2035		33	33
SunTrust Adjustable Rate Mortgage Loan Trust
2.304% due 02/25/2037 ^~		2,890	2,683
2.662% due 04/25/2037 ~		1,246	902
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 06/22/2045 •	EUR	194	220
2.912% due 03/22/2036 •		1,200	1,371
Terwin Mortgage Trust 0.662% due 10/25/2037 •		$34,575	14,800
Thornburg Mortgage Securities Trust
0.642% due 03/25/2044 •		80	79
1.326% due 03/25/2044 ~		4,331	4,424
1.445% due 03/25/2044 ~		986	988
1.765% due 10/25/2043 ~		168	170
1.811% due 06/25/2047 •		1,287	1,228
1.989% due 12/25/2044 ~		24	24
Towd Point Mortgage Funding 0.950% due 07/20/2045	GBP	5,851	7,935
UBS Commercial Mortgage Trust 1.849% due 05/10/2045 ~(a)		$23,135	0
UBS-Barclays Commercial Mortgage Trust 1.087% due 04/10/2046 ~(a)		70,468	577
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	7,346	8,205
0.318% due 10/10/2040 •	GBP	21,900	28,820
0.368% due 10/10/2040		2,498	3,217
Wachovia Mortgage Loan Trust LLC
2.145% due 10/20/2035 ~		$18	18
2.178% due 08/20/2035 ~		476	486
2.178% due 10/20/2035 ~		319	312
2.206% due 10/20/2035 ~		368	363
2.417% due 03/20/2037 ~		46	45
3.040% due 05/20/2036 ~		30	29
WaMu Mortgage Pass-Through Certificates Trust
0.562% due 04/25/2045 •		3,708	3,676
0.622% due 11/25/2045 •		400	396
0.642% due 12/25/2045 •		1,790	1,740
0.682% due 07/25/2045 •		1,403	1,391
0.682% due 12/25/2045 •		3,343	3,204
0.762% due 01/25/2045 •		3,286	3,288
0.782% due 01/25/2045 •		2,289	2,299
0.782% due 02/25/2047 ^•		16,453	15,840
0.802% due 01/25/2045 •		56	56
0.812% due 01/25/2047 •		946	945
0.822% due 01/25/2047 ^•		4,043	3,922
0.832% due 06/25/2047 •		4,230	4,103
0.842% due 04/25/2047 •		2,721	2,626
0.843% due 11/25/2034 •		1,363	1,322
0.882% due 10/25/2044 •		938	928
0.902% due 10/25/2044 •		1,217	1,175
0.904% due 12/25/2046 ^•		8,745	8,152
0.922% due 11/25/2046 •		8,076	7,648
0.962% due 10/25/2046 ^•		31,351	30,201
0.983% due 11/25/2034 •		27	26
0.983% due 07/25/2044 •		4,402	4,376
1.024% due 05/25/2046 •		5,048	5,023
1.042% due 09/25/2046 •		5,133	4,866

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

1.062% due 06/25/2046 •		622	631
1.062% due 07/25/2046 •		8,002	7,157
1.072% due 06/25/2046 •		1,551	1,522
1.282% due 11/25/2042 •		134	133
1.482% due 08/25/2042 •		57	57
1.662% due 10/25/2045 •		889	929
1.725% due 07/25/2046 •		7,807	7,674
2.020% due 08/25/2035 ~		7	7
2.224% due 09/25/2036 ~		5,414	5,126
2.381% due 12/25/2036 ~		45	43
2.419% due 11/25/2036 ^~		648	634
2.453% due 10/25/2036 ^~		716	701
2.559% due 11/25/2036 ~		2,019	2,017
2.576% due 01/25/2037 ^~		2,449	2,227
2.578% due 10/25/2036 ~		171	169
2.587% due 01/25/2037 ^~		6,559	6,577
2.610% due 02/25/2033 ~		228	240
2.702% due 08/25/2034 ~		424	438
2.725% due 03/25/2035 ~		683	709
2.729% due 01/25/2035 ~		1,148	1,166
2.783% due 08/25/2036 ~		11,716	11,252
2.796% due 03/25/2037 ^~		17,473	16,290
2.814% due 06/25/2037 ^~		1,590	1,557
2.821% due 01/25/2036 ~		676	690
2.833% due 10/25/2035 ~		1,940	1,970
2.846% due 12/25/2035 ~		10,670	10,871
2.847% due 08/25/2046 ^~		53	53
2.878% due 06/25/2037 ^~		4,173	4,114
2.889% due 05/25/2037 ^~		775	774
2.922% due 09/25/2035 ~		216	217
2.973% due 07/25/2037 ^~		9,532	9,737
2.976% due 01/25/2037 ~		3,578	3,446
2.986% due 03/25/2036 ~		1,592	1,608
2.991% due 12/25/2036 ^~		3,019	3,031
3.014% due 04/25/2037 ^~		9,984	9,885
3.051% due 02/25/2037 ~		8,667	8,757
3.051% due 02/25/2037 ^~		2,141	2,125
3.076% due 02/25/2037 ^~		9,427	9,392
3.102% due 02/25/2037 ^~		11,486	11,531
3.109% due 07/25/2037 ^~		1,726	1,748
3.256% due 03/25/2037 ~		8,304	8,354
3.287% due 05/25/2037 ^~		7,217	6,368
3.396% due 01/25/2036 ^~		295	305
3.423% due 01/25/2036 ~		1,414	1,412
WaMu Mortgage-Backed Pass-Through Certificates 1.644% due 12/19/2039 ~		48	48
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	7	14,208
0.998% due 12/21/2049 •		304,544	413,158
1.698% due 12/21/2049 •		46,014	62,522
2.198% due 12/21/2049 •		23,010	31,283
2.698% due 12/21/2049 •		13,146	17,859
3.198% due 12/21/2049 •		13,146	17,813
Washington Mutual Mortgage Pass-Through Certificates Trust
0.482% due 07/25/2046 •		$282	235
0.502% due 07/25/2035 •		905	808
0.552% due 05/25/2035		150	128
0.562% due 12/25/2036 •		3,675	3,622
0.622% due 12/25/2035 •		316	305
0.702% due 03/25/2036 •		1,266	1,158
0.782% due 01/25/2047 •		17,609	15,762
0.782% due 04/25/2047 •		4,165	3,713
0.802% due 12/25/2046 •		6,023	5,399
0.852% due 04/25/2047 •		5,867	5,252
0.932% due 10/25/2046 ^•		12,396	11,333
1.002% due 09/25/2046 •		18,324	16,313
1.022% due 04/25/2046 •		25,349	23,954
1.052% due 05/25/2046 ^•		2,709	2,369
1.552% due 09/25/2035 •		476	432
3.725% due 06/25/2033 ~		134	137
4.142% due 09/25/2036 ^þ		30,280	12,152
4.186% due 10/25/2036 þ		62	30
4.299% due 10/25/2036 þ		5,989	2,317
5.500% due 06/25/2035		1,508	1,507
5.500% due 08/25/2035		36	35
5.500% due 11/25/2035		401	372
5.750% due 11/25/2035		551	566
5.750% due 01/25/2036		3,549	3,396
6.000% due 11/25/2035		1,740	1,795
6.000% due 04/25/2036		2,470	2,488
6.000% due 04/25/2037		6,644	6,588
6.500% due 11/25/2035		622	417
6.500% due 03/25/2036		12,013	10,678
6.500% due 07/25/2036 þ		1,503	518
6.500% due 08/25/2036 ^		19,184	17,770
6.721% due 07/25/2036 þ		22,993	7,927

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

6.949% due 07/25/2036 ^þ	2,091	721
7.000% due 05/25/2036 þ	3,632	3,585
7.500% due 04/25/2033	9	9
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037	481	487
Wells Fargo Commercial Mortgage Trust
0.949% due 01/15/2052 ~(a)	129,517	7,453
1.616% due 10/15/2049 ~(a)	282,377	17,379
3.324% due 01/15/2059	12,332	12,768
3.487% due 11/15/2048	3,901	4,053
Wells Fargo Mortgage Loan Trust
0.272% due 09/27/2047 •	20,942	20,260
3.158% due 12/27/2046 ~	14,096	8,597
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 08/25/2035 ~	122	124
2.667% due 11/25/2037 ^~	31	31
2.672% due 04/25/2037 ~	138	130
2.767% due 10/25/2034 ~	26	25
2.767% due 10/25/2036 ~	1,744	1,727
2.793% due 04/25/2036 ~	2,541	2,490
2.821% due 08/25/2036 ~	331	326
6.000% due 06/25/2036	390	386
6.000% due 06/25/2037	580	572
6.000% due 11/25/2037	1,490	1,465
Wells Fargo-RBS Commercial Mortgage Trust
0.415% due 03/15/2047 ~(a)	83,202	823
0.899% due 12/15/2045 •	18,676	18,697
1.249% due 03/15/2047 ~(a)	70,946	1,484
1.940% due 04/15/2045 ~(a)	6,145	0

Total Non-Agency Mortgage-Backed Securities (Cost $39,297,161)		40,597,953

ASSET-BACKED SECURITIES 12.3%
Aames Mortgage Investment Trust
1.292% due 06/25/2035 •	4,494	4,506
2.117% due 01/25/2035	5,045	4,969
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	9,390	9,636
Academic Loan Funding Trust 0.903% due 12/26/2044 •	2,434	2,434
Accredited Mortgage Loan Trust
0.322% due 02/25/2037 •	25,211	24,584
0.372% due 09/25/2036	1,486	1,435
0.582% due 09/25/2035 •	6,021	6,016
0.702% due 07/25/2034 •	2,767	2,740
ACE Securities Corp. Home Equity Loan Trust
0.172% due 11/25/2036	4,250	2,161
0.222% due 10/25/2036 •	171	91
0.222% due 11/25/2036	7,681	3,955
0.232% due 12/25/2036 •	111,465	71,996
0.242% due 12/25/2036 •	17,350	12,232
0.272% due 11/25/2036	6,843	3,568
0.282% due 07/25/2036 •	1,589	554
0.322% due 11/25/2036	4,595	2,426
0.342% due 12/25/2036 •	8,748	4,083
0.342% due 01/25/2037	1,345	992
0.382% due 07/25/2036 •	57,233	50,408
0.402% due 04/25/2036 •	10,546	10,415
0.402% due 07/25/2036 •	37,557	15,278
0.442% due 01/25/2037	1,435	1,069
0.482% due 02/25/2036 •	24,406	24,229
0.582% due 07/25/2036 •	19,373	8,479
0.602% due 07/25/2036	16,897	6,162
0.602% due 01/25/2037	1,345	1,018
0.642% due 08/25/2036 •	10,742	10,109
0.702% due 02/25/2036	2,774	2,768
0.762% due 11/25/2035 •	1,439	1,457
0.867% due 08/25/2035 •	1,000	1,055
1.002% due 09/25/2033 •	1,403	1,396
1.032% due 02/25/2036 ^•	1,852	1,833
1.077% due 06/25/2034 •	8,250	8,188
1.077% due 07/25/2035 •	7,739	7,748
1.092% due 06/25/2035 •	686	709
1.107% due 07/25/2035 •	17,500	17,532
1.137% due 06/25/2035 •	2,680	2,787
1.152% due 08/25/2045 •	1,763	1,756
1.153% due 12/25/2033 •	1,083	1,080
1.227% due 04/25/2035 •	3,371	3,373
3.297% due 06/25/2034 •	847	864
Aegis Asset-Backed Securities Trust
0.342% due 01/25/2037 •	7,521	6,767
0.842% due 03/25/2035	5,325	4,988
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.807% due 10/25/2035 •	5,034	4,969
1.152% due 01/25/2034 •	588	586
1.932% due 12/25/2034 •	8,854	8,876

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.202% due 12/25/2034 •	96	46
AFC Home Equity Loan Trust
0.702% due 09/27/2027 •	43	43
0.752% due 09/22/2028 •	99	95
0.982% due 02/25/2029 •	200	194
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,112	4,753
0.444% due 07/15/2037 •	10,385	9,866
0.496% due 12/23/2037 •	8,685	7,947
0.524% due 07/15/2037 •	27,000	23,017
0.536% due 09/23/2037 •	11,902	10,890
0.546% due 12/23/2036 •	11,589	10,778
0.556% due 09/23/2036 •	19,041	17,709
0.576% due 06/23/2036 •	11,907	11,430
0.616% due 09/23/2037 •	2,255	1,860
0.666% due 06/23/2036 •	27,500	24,269
0.666% due 12/23/2036 •	7,500	6,506
0.686% due 12/23/2035 •	20,821	18,791
0.716% due 09/23/2036 •	12,000	10,500
0.816% due 03/23/2035 •	5,000	4,737
0.832% due 07/30/2034 •	7,000	6,265
0.866% due 12/23/2034 •	4,750	4,548
0.874% due 05/01/2034 •	4,689	4,571
0.966% due 09/23/2038 •	46,366	43,584
1.166% due 09/23/2038 •	10,000	8,675
Ameriquest Mortgage Securities Trust
0.202% due 10/25/2036 •	8,093	3,445
0.342% due 10/25/2036 •	20,208	8,781
0.657% due 04/25/2036 •	13,000	12,566
0.762% due 03/25/2036	1,894	1,813
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.747% due 01/25/2036 •	3,418	3,420
0.897% due 03/25/2035 •	2,682	2,685
0.972% due 07/25/2034 •	69	69
0.972% due 01/25/2036 •	14,093	13,989
1.017% due 01/25/2035 •	1,078	1,080
1.062% due 10/25/2035 •	1,918	1,915
1.077% due 05/25/2035 •	3,800	3,801
1.077% due 08/25/2035 •	4,250	4,253
1.082% due 11/25/2034 •	5,340	5,347
1.122% due 10/25/2034 •	2,468	2,470
1.137% due 12/25/2033 •	198	198
1.152% due 05/25/2035 •	588	588
1.272% due 03/25/2035 •	6,952	6,925
1.377% due 08/25/2035 •	2,782	2,799
1.742% due 11/25/2034 •	1,055	1,073
1.827% due 05/25/2034 •	11,176	11,260
1.827% due 08/25/2035 •	14,800	14,892
1.857% due 10/25/2034 •	1,813	1,840
2.202% due 04/25/2034 •	981	1,039
2.877% due 03/25/2033 •	57	42
3.477% due 11/25/2032 ^•	1,845	1,883
3.627% due 11/25/2032 ^•	3	0
5.353% due 02/25/2033 •	1,499	1,514
Amortizing Residential Collateral Trust
0.802% due 10/25/2031 •	13	13
0.927% due 08/25/2031 •	199	225
1.137% due 07/25/2032 •	21	21
1.502% due 01/25/2033 •	67	67
1.602% due 10/25/2034 •	9	9
1.902% due 07/25/2032 •	44	44
Argent Securities Trust
0.212% due 09/25/2036 •	7,290	3,158
0.282% due 07/25/2036 •	5,402	2,212
0.342% due 09/25/2036 •	4,554	2,022
0.402% due 07/25/2036 •	107,055	79,632
0.452% due 04/25/2036 •	22,192	14,711
0.462% due 04/25/2036 •	7,135	3,128
0.482% due 03/25/2036 •	24	24
0.582% due 06/25/2036 •	5,928	2,322
0.582% due 07/25/2036 •	5,749	2,468
0.642% due 05/25/2036 •	16,837	6,149
0.662% due 04/25/2036 •	7,094	3,189
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.792% due 11/25/2035 •	2,774	2,679
0.837% due 10/25/2035 •	5,632	5,632
0.992% due 10/25/2034 •	1,984	1,974
1.902% due 11/25/2034 •	3,311	3,408
1.977% due 11/25/2034 •	283	295
2.202% due 11/25/2034 •	71	106
Asset-Backed Funding Certificates Trust
0.212% due 01/25/2037 •	11,597	7,960
0.232% due 01/25/2037 •	49,765	39,005
0.242% due 10/25/2036 •	40,738	38,036
0.252% due 10/25/2036 •	6,570	6,513
0.262% due 01/25/2037 •	65,095	45,089

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.322% due 01/25/2037 •	38,893	27,234
0.382% due 11/25/2036 •	7,248	5,040
0.402% due 09/25/2036 •	8,404	8,344
0.422% due 11/25/2036 •	14,117	7,947
0.522% due 09/25/2036 •	30,038	30,103
0.602% due 11/25/2036 •	2,849	1,636
0.762% due 03/25/2035 •	4,843	4,826
0.882% due 09/25/2033 •	1,025	1,004
1.002% due 02/25/2034 •	4,267	4,242
1.077% due 06/25/2035 •	16,731	16,526
1.102% due 06/25/2037 •	2,833	2,674
1.107% due 03/25/2035 •	1,539	1,518
1.227% due 12/25/2032 •	502	523
1.872% due 12/25/2033 •	2,097	2,092
2.277% due 01/25/2034 •	293	195
2.802% due 07/25/2033 •	276	286
Asset-Backed Securities Corp. Home Equity Loan Trust
0.242% due 07/25/2036 •	1,075	1,070
0.252% due 12/25/2036 •	3,934	3,844
0.602% due 03/25/2036 •	10,132	9,562
0.732% due 01/25/2036 •	9,438	9,012
1.002% due 06/25/2035 •	11,024	11,102
1.197% due 02/25/2035 •	123	124
1.212% due 07/25/2035 •	3,794	3,773
1.760% due 03/15/2032 •	187	188
BankAmerica Manufactured Housing Contract Trust 7.410% due 12/10/2025 ~	5,000	1,804
Basic Asset-Backed Securities Trust 0.672% due 04/25/2036 •	9,864	10,013
Bayview Financial Acquisition Trust 0.627% due 05/28/2037 •	4,534	4,200
Bayview Financial Asset Trust
0.542% due 03/25/2037 •	4,844	4,607
0.892% due 03/25/2037 •	2,517	2,393
0.992% due 03/25/2037 •	2,633	2,549
1.242% due 03/25/2037 •	1,431	1,400
1.592% due 03/25/2037 •	1,325	1,323
Bayview Financial Mortgage Pass-Through Trust 0.962% due 04/28/2036 •	5,774	5,756
Bayview Financial Revolving Asset Trust 1.032% due 12/28/2040 •	1,920	1,854
Bear Stearns Asset-Backed Securities Trust
0.242% due 04/25/2037 •	6,344	8,382
0.252% due 11/25/2036 •	1,378	1,352
0.272% due 10/25/2036 •	3,170	3,155
0.272% due 12/25/2036 ^•	6,408	7,577
0.302% due 12/25/2036	452	452
0.322% due 06/25/2047 •	3,843	3,841
0.342% due 06/25/2047 •	6,956	6,926
0.402% due 02/25/2037 •	11,891	9,981
0.442% due 05/25/2036 ^•	520	519
0.452% due 05/25/2037 •	14,775	13,464
0.500% due 09/25/2034 •	60	58
0.552% due 06/25/2036 •	8,700	8,596
0.552% due 01/25/2047 •	17,571	17,334
0.562% due 04/25/2036 •	7,408	12,359
0.642% due 05/25/2036 •	26,790	25,742
0.672% due 04/25/2036 •	6,578	9,276
0.732% due 12/25/2035 •	3,535	3,537
0.747% due 12/25/2035 •	3,324	3,321
0.762% due 10/25/2032 •	8	8
0.762% due 12/25/2035 •	3,400	3,390
0.767% due 11/25/2035 ^•	980	981
0.777% due 12/25/2035 •	10,821	10,722
0.777% due 08/25/2036 •	3,471	3,470
0.862% due 01/25/2037 •	4,675	4,638
0.882% due 12/25/2035 •	17,881	17,228
0.902% due 10/27/2032 •	55	55
0.902% due 09/25/2046 •	3,154	3,101
1.052% due 10/25/2037 •	9,705	9,724
1.067% due 02/25/2034 •	1,013	1,011
1.077% due 08/25/2035 •	356	356
1.102% due 10/25/2037 •	12,256	12,181
1.102% due 11/25/2042 •	710	704
1.107% due 06/25/2035 •	12,535	12,491
1.122% due 10/25/2035 •	9,869	9,798
1.132% due 07/25/2036 •	817	770
1.152% due 11/25/2035 ^•	21,081	20,901
1.182% due 06/25/2035 •	7,165	7,180
1.202% due 10/25/2033 •	56	56
1.227% due 02/25/2035 •	1,119	1,120
1.283% due 01/25/2034 •	2,911	2,514
1.407% due 02/25/2036 •	5,785	5,761
1.442% due 01/25/2036 •	2,982	2,978
1.967% due 08/25/2034 •	278	281
2.352% due 04/25/2036 •	8,942	9,060

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.354% due 10/25/2036 ~	57	48
2.727% due 09/25/2035 •	8,705	8,828
5.125% due 03/25/2034 þ	2,391	2,540
5.500% due 01/25/2034 þ	4,714	4,783
5.500% due 06/25/2034 þ	203	211
5.500% due 08/25/2035 ~	3,964	3,230
5.500% due 08/25/2036	540	543
5.750% due 10/25/2033 þ	126	131
5.750% due 01/25/2034 þ	4,095	4,154
6.000% due 10/25/2035 þ	5,229	4,298
6.000% due 08/25/2036	3,736	3,491
6.500% due 08/25/2036 ^	3,129	1,715
6.750% due 12/25/2036 þ	5,581	5,589
Bear Stearns Second Lien Trust
0.292% due 01/25/2037 •	1,830	1,797
0.542% due 08/25/2037 •	7,450	7,130
Bear Stearns Structured Products Trust 2.102% due 03/25/2037	6,105	6,135
BNC Mortgage Loan Trust
0.312% due 07/25/2037	7,044	6,765
0.422% due 11/25/2036 •	476	470
0.462% due 10/25/2036	9,241	7,680
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	322	323
6.530% due 10/15/2028 ~	811	828
6.975% due 12/15/2029 ~	8,918	1,746
7.180% due 12/15/2029 ~	22,628	4,556
7.575% due 06/15/2030 ~	16,139	3,553
7.935% due 12/15/2030 ~	5,469	5,606
Buckingham CDO Ltd.
0.284% due 04/05/2041 •	650,091	62,744
0.336% due 09/05/2051 •	991,989	37,820
Camber PLC 0.343% due 11/09/2053 •	183,696	3,468
Carrington Mortgage Loan Trust
0.252% due 04/25/2036 •	41,539	40,677
0.252% due 08/25/2036	9,001	8,816
0.322% due 01/25/2037 •	17,797	14,945
0.352% due 10/25/2036 •	5,758	5,384
0.362% due 02/25/2037 •	11,975	11,777
0.522% due 12/26/2036 •	8,317	7,554
0.807% due 12/25/2035 •	3,400	3,437
CDC Mortgage Capital Trust
1.017% due 11/25/2034 •	62	62
1.902% due 06/25/2034	543	585
Centex Home Equity Loan Trust
0.402% due 01/25/2032 •	39	38
0.552% due 06/25/2036 •	875	873
0.562% due 07/25/2032 •	71	65
0.582% due 06/25/2036 •	31,200	30,614
0.747% due 03/25/2035 •	1,100	1,100
0.752% due 09/25/2032 •	554	551
0.792% due 03/25/2035 •	1,173	1,158
0.822% due 06/25/2034 •	47	46
0.822% due 01/25/2035 •	556	557
0.897% due 06/25/2034 •	115	112
0.927% due 01/25/2035 •	475	462
1.018% due 10/25/2035 •	1,075	1,079
1.032% due 09/25/2034 •	1,057	1,052
1.047% due 03/25/2034 •	109	107
1.063% due 10/25/2035 •	4,093	4,101
1.107% due 06/25/2034 •	141	137
1.302% due 01/25/2035 •	825	816
1.832% due 03/25/2033 •	92	91
1.852% due 01/25/2034 •	48	48
6.260% due 09/25/2034 þ	768	797
Chase Funding Trust
0.602% due 05/25/2032 •	77	76
0.702% due 07/25/2033 •	9	8
4.725% due 05/25/2033	399	429
CHEC Loan Trust 1.062% due 06/25/2034 •	146	146
CIT Group Home Equity Loan Trust 1.078% due 12/25/2031 •	145	145
CIT Mortgage Loan Trust
1.453% due 10/25/2037 •	26,017	26,155
1.553% due 10/25/2037 •	69	69
1.603% due 10/25/2037 •	30,000	30,539
Citicorp Residential Mortgage Trust 4.881% due 11/25/2036 þ	1,328	1,364
Citigroup Mortgage Loan Trust
0.162% due 07/25/2045 •	1,542	1,316
0.182% due 01/25/2037 •	13,134	11,525
0.242% due 12/25/2036 •	433	433
0.272% due 05/25/2037 •	41,750	36,236
0.282% due 01/25/2037 •	78,463	69,812

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.292% due 05/25/2037 •	37,234	30,301
0.302% due 12/25/2036 •	3,689	3,048
0.312% due 12/25/2036 •	8,241	8,062
0.352% due 12/25/2036 •	14,644	14,047
0.352% due 01/25/2037 •	25,544	22,946
0.372% due 05/25/2037 •	25,635	24,491
0.422% due 12/25/2036 •	7,485	6,248
0.423% due 09/25/2036 •	5,311	4,927
0.602% due 08/25/2036 •	6,234	6,167
0.622% due 03/25/2036 •	4,093	4,019
0.702% due 12/25/2035 •	18,962	18,696
0.778% due 03/25/2037 •	34,431	34,075
0.807% due 01/25/2036 •	7,204	7,181
4.397% due 10/25/2037 þ	18,270	18,730
6.485% due 05/25/2036 þ	12,796	6,265
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.677% due 10/25/2034 •	499	498
Citigroup Mortgage Loan Trust, Inc.
0.362% due 03/25/2037 •	23,609	22,716
0.523% due 11/25/2036 •	2,009	2,011
0.553% due 10/25/2036 •	9,723	9,704
0.777% due 10/25/2035 ^•	841	842
1.152% due 02/25/2035 •	622	620
5.749% due 08/25/2035 þ	21	21
Commonbond Student Loan Trust 1.980% due 08/25/2050	1,340	1,339
Conseco Finance Corp.
6.280% due 09/01/2030	5,850	6,028
6.440% due 12/01/2030	5,972	6,351
6.540% due 04/01/2029	237	237
7.220% due 03/15/2028 ~	2,476	2,522
7.240% due 11/15/2028 ~	237	238
7.860% due 03/01/2030 ~	12,624	6,987
Conseco Finance Securitizations Corp.
2.149% due 12/01/2033 •	3,632	3,647
7.360% due 06/01/2030 ~	56,795	28,767
7.410% due 05/01/2033 þ	15,185	15,896
7.424% due 03/01/2033 ~	5,116	5,292
7.490% due 07/01/2031 þ	19,699	20,567
7.770% due 09/01/2031 þ	8,584	9,007
7.954% due 12/01/2033 ~	1,619	1,697
7.960% due 05/01/2031	21,626	8,409
7.970% due 05/01/2032	7,164	1,945
8.060% due 09/01/2029 ~	7,260	2,130
8.200% due 05/01/2031	30,108	12,049
8.260% due 12/01/2030 ~	75,344	27,093
8.310% due 05/01/2032 ~	40,754	11,527
8.850% due 12/01/2030 ~	1,831	531
Countrywide Asset-Backed Certificates
0.242% due 05/25/2035 •	24,577	24,309
0.242% due 03/25/2037 •	15,905	15,721
0.242% due 05/25/2037 •	44,603	43,675
0.242% due 06/25/2037 •	19,733	18,882
0.242% due 07/25/2037 •	58,947	56,942
0.242% due 07/25/2037 ^•	17,456	17,210
0.242% due 08/25/2037 •	3,943	3,917
0.242% due 08/25/2037 ^•	71,287	67,560
0.242% due 04/25/2047 •	18,997	18,628
0.242% due 06/25/2047 •	21,950	21,277
0.252% due 05/25/2037 •	195	195
0.252% due 04/25/2047 ^•	2,016	2,009
0.252% due 06/25/2047 ^•	4,222	4,214
0.262% due 12/25/2035 ^•	5,769	5,771
0.262% due 03/25/2037 •	1,522	1,519
0.262% due 05/25/2037	171	171
0.282% due 06/25/2047 •	7,384	7,199
0.282% due 11/25/2047 ^•	27,670	27,395
0.292% due 11/25/2037 •	16,869	16,367
0.302% due 09/25/2037 •	35,022	33,107
0.302% due 09/25/2047 ^•	32,038	31,483
0.303% due 06/25/2047 ^•	21,804	20,595
0.322% due 05/25/2037 •	4,372	4,322
0.322% due 06/25/2037 •	6,667	6,541
0.322% due 09/25/2037 ^•	8,764	9,065
0.322% due 06/25/2047 •	21,579	21,286
0.322% due 06/25/2047 ^•	40,896	39,627
0.322% due 09/25/2047 ^•	10,732	10,481
0.332% due 05/25/2037 •	13,000	12,635
0.332% due 07/25/2037 •	46,686	42,491
0.332% due 10/25/2047 •	7,516	7,464
0.342% due 01/25/2037 •	24,043	23,797
0.352% due 01/25/2046 ^•	35,429	34,854
0.352% due 06/25/2047 •	30,901	30,455
0.352% due 11/25/2047 •	18,319	16,735
0.353% due 02/25/2036 •	9,643	9,495
0.362% due 11/25/2037 •	55,400	52,942

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.382% due 06/25/2047 •	5,306	5,193
0.392% due 06/25/2037 •	13,646	13,480
0.392% due 05/25/2047 •	1,361	1,344
0.422% due 05/25/2047 •	8,615	7,022
0.502% due 02/25/2037	2,043	1,966
0.537% due 11/25/2036 •	15,200	14,482
0.552% due 02/25/2037 •	17,664	17,564
0.582% due 04/25/2036 ^•	9,041	8,464
0.582% due 11/25/2036 •	5,256	5,229
0.582% due 02/25/2037 •	6,000	5,667
0.582% due 03/25/2037 •	24,087	22,686
0.582% due 04/25/2037 •	7,804	7,277
0.582% due 12/25/2046 •	21,879	21,604
0.602% due 03/25/2036 •	7,655	7,834
0.657% due 04/25/2036 •	13,045	12,913
0.702% due 06/25/2033 •	16	16
0.762% due 07/25/2036 •	360	353
0.782% due 12/25/2036 ^•	9,029	7,684
0.802% due 12/25/2033 •	739	725
0.802% due 03/25/2036 ^•	6,187	5,915
0.852% due 05/25/2034 •	376	375
0.852% due 01/25/2036 •	429	430
0.867% due 02/25/2036 •	18,000	17,937
1.002% due 03/25/2047 ^•	7,345	6,567
1.152% due 07/25/2033 •	664	665
1.152% due 11/25/2034 •	3,134	3,148
1.167% due 08/25/2035 •	5,091	5,099
1.242% due 01/25/2036 •	2,675	2,670
1.302% due 10/25/2035 •	6,041	6,012
1.677% due 08/25/2034 •	7,518	6,983
1.827% due 05/25/2035 •	1,449	1,455
1.932% due 12/25/2035 •	8,267	7,656
1.977% due 12/25/2034 •	2,725	2,750
4.447% due 10/25/2046 ^~	357	356
Countrywide Asset-Backed Certificates Trust
0.242% due 02/25/2037 •	33,771	32,755
0.242% due 03/25/2037 •	34,540	33,552
0.252% due 03/25/2047 ^•	9,359	9,263
0.262% due 03/25/2037 •	633	633
0.262% due 09/25/2046 •	1,980	1,977
0.292% due 06/25/2047 •	1,569	1,568
0.342% due 02/25/2037 •	12,258	12,072
0.362% due 04/25/2046 •	26,537	25,390
0.362% due 09/25/2046 •	7,880	7,758
0.562% due 05/25/2036 •	9,264	9,263
0.602% due 04/25/2046 ^•	2,631	2,578
0.762% due 08/25/2035 •	11,952	11,864
0.807% due 04/25/2036 •	11,672	11,681
0.837% due 04/25/2036 •	43,050	42,871
0.942% due 10/25/2047 •	16,123	15,880
1.002% due 05/25/2036 •	1,075	1,072
1.172% due 05/25/2036 •	15,750	14,735
1.977% due 07/25/2035 •	7,400	7,441
5.050% due 02/25/2036 ~	31	31
5.989% due 10/25/2046 ~	13	13
Countrywide Asset-Backed Certificates Trust, Inc.
0.882% due 11/25/2034 •	247	246
0.902% due 08/25/2047 •	12,516	12,497
0.957% due 08/25/2034 •	2,467	2,463
1.002% due 11/25/2034 •	224	221
1.107% due 07/25/2034 •	1,598	1,601
Countrywide Asset-Backed Securities Notes Trust 1.102% due 08/25/2047 •	300	302
Credit Suisse First Boston Mortgage Securities Corp. 2.452% due 08/25/2032 •	114	115
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (g)	285	285
3.108% due 02/25/2056 ~	1,256,698	1,229,508
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •	5,475	4,362
0.312% due 07/25/2037 •	5,061	4,091
0.432% due 07/25/2037 •	5,358	4,404
0.722% due 12/25/2035 •	19,631	19,422
0.737% due 11/25/2035 •	4,302	4,232
0.748% due 08/25/2035 •	4,410	4,299
1.412% due 12/25/2035 •	1,709	1,718
3.252% due 12/25/2035 þ	10,076	9,913
6.780% due 05/25/2035 þ	2,549	2,602
Credit-Based Asset Servicing & Securitization Trust
0.162% due 11/25/2036 •	69	41
0.172% due 01/25/2037 ^•	523	208
0.242% due 10/25/2036 •	14,675	12,601
0.332% due 11/25/2036 •	6,100	3,801
0.342% due 10/25/2036	2,519	2,145
0.602% due 07/25/2036 •	22,743	22,414
3.236% due 01/25/2037 ^þ	221	96

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	15,621	5,503
6.589% due 12/25/2036 þ	17,420	5,381
DFC HEL Trust 1.977% due 12/25/2031 •	1,966	1,975
Duke Funding High Grade Ltd.
0.234% due 08/02/2049 •	778,763	21,738
0.324% due 08/02/2049 •	286,267	8,375
0.582% due 08/02/2049 •	102,000	246
Education Funding Trust
3.455% due 02/15/2050	55,967	56,385
3.557% due 02/01/2050	46,298	42,970
3.947% due 02/01/2050	33,266	34,092
4.108% due 02/01/2050	33,266	34,413
4.714% due 02/01/2050	33,266	34,849
EFS Volunteer LLC 0.974% due 10/25/2035	1,140	1,143
Ellington Loan Acquisition Trust
1.152% due 05/25/2037 •	46,364	46,561
1.602% due 05/25/2037 •	920	923
1.602% due 05/25/2037	1,174	1,174
1.702% due 05/25/2037	11,088	11,238
EMC Mortgage Loan Trust
0.842% due 05/25/2040 •	52	51
1.202% due 08/25/2040 •	239	239
1.202% due 11/25/2041 •	28	27
Encore Credit Receivables Trust 0.792% due 07/25/2035 •	7,998	7,979
Equifirst Loan Securitization Trust 0.272% due 04/25/2037 •	37,267	35,654
EquiFirst Mortgage Loan Trust
1.032% due 04/25/2035 •	355	356
1.077% due 12/25/2034 •	61	61
1.107% due 04/25/2035 •	55	55
1.167% due 04/25/2035 •	659	655
1.602% due 12/25/2034 •	238	239
1.827% due 12/25/2034 •	756	757
1.903% due 04/25/2035 •	1,990	2,008
2.578% due 12/25/2034 •	501	505
4.003% due 12/25/2034 •	979	958
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ	94	94
FBR Securitization Trust 0.792% due 11/25/2035 •	1,824	1,826
Fieldstone Mortgage Investment Trust
0.332% due 11/25/2036 •	1,825	1,316
0.482% due 05/25/2036 •	29,610	24,779
0.737% due 02/25/2036	3,290	3,073
0.772% due 02/25/2036 •	662	662
Finance America Mortgage Loan Trust 1.152% due 09/25/2033 •	132	131
First Franklin Mortgage Loan Asset-Backed Certificates
0.927% due 05/25/2034 •	2,527	2,511
1.812% due 05/25/2034 •	102	103
First Franklin Mortgage Loan Trust
0.207% due 09/25/2036	2,089	2,007
0.222% due 11/25/2036	4,248	4,018
0.252% due 12/25/2036 •	10,406	10,144
0.262% due 11/25/2036 •	846	838
0.262% due 12/25/2037 •	18,416	17,599
0.322% due 01/25/2038 •	331	229
0.382% due 12/25/2036 •	5,625	3,204
0.402% due 05/25/2036 •	2,537	2,511
0.412% due 09/25/2036 •	36,280	35,210
0.412% due 11/25/2036	3,900	3,593
0.482% due 02/25/2036 •	15,309	14,698
0.642% due 03/25/2036 •	17,494	16,224
0.672% due 02/25/2036 •	22,712	21,889
0.682% due 02/25/2036 •	12,675	12,687
0.777% due 11/25/2036 •	5,333	5,338
0.822% due 11/25/2035 •	24,449	24,051
0.882% due 09/25/2035 •	7,752	7,777
0.882% due 06/25/2036 •	16,642	16,779
0.927% due 06/25/2034 •	5,130	5,135
0.957% due 04/25/2035 •	4,669	4,647
0.972% due 09/25/2034 •	1,352	1,355
1.002% due 01/25/2035 •	126	131
1.002% due 07/25/2035 •	8,092	8,086
1.052% due 07/25/2033 •	4,369	4,354
1.077% due 05/25/2035 •	37,547	37,434
1.107% due 09/25/2035 •	12,600	12,531
1.227% due 12/25/2034 •	1,462	1,483
1.287% due 12/25/2034 •	2,042	2,055
1.377% due 07/25/2034 •	9,277	9,301
1.527% due 10/25/2034	1,444	1,457
1.602% due 03/25/2034 •	274	271

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

1.902% due 09/25/2034 •		581	588
2.577% due 03/25/2034 •		577	598
First NLC Trust 0.807% due 12/25/2035 •		612	613
Fremont Home Loan Trust
0.202% due 08/25/2036 •		5,213	2,243
0.232% due 11/25/2036 •		23,365	11,313
0.237% due 10/25/2036 •		10,160	9,792
0.262% due 08/25/2036 •		34,567	15,050
0.322% due 01/25/2037 •		25,870	15,045
0.342% due 08/25/2036 •		6,340	2,804
0.442% due 02/25/2036 •		13,434	13,282
0.442% due 02/25/2037 •		16,892	8,465
0.462% due 04/25/2036 •		73	73
0.602% due 05/25/2036 •		6,954	5,332
0.642% due 04/25/2036 •		32,370	30,601
0.777% due 01/25/2036 •		44,985	41,010
1.032% due 06/25/2035 ^•		1,137	1,128
1.152% due 11/25/2034 •		4,872	4,872
1.257% due 06/25/2035 •		17,148	16,643
Galaxy CLO Ltd. 1.094% due 10/15/2030		4,000	3,994
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	83,061	64,084
GE-WMC Mortgage Securities Trust
0.182% due 08/25/2036 •		3	2
0.362% due 08/25/2036 •		3,814	3,622
Goal Structured Solutions Trust 0.753% due 09/25/2041 •		11,645	11,679
Greenpoint Manufactured Housing 3.716% due 06/08/2031 •		8,458	8,441
GSAA Home Equity Trust
0.222% due 05/25/2036 •		6,198	1,859
0.242% due 03/25/2036 •		22	10
0.342% due 06/25/2036 •		47,750	13,929
0.442% due 10/25/2036 •		41,302	15,859
0.442% due 02/25/2037 •		9,093	3,590
0.462% due 03/25/2036 •		22,441	10,152
0.462% due 05/25/2036 •		18,029	5,860
0.542% due 05/25/2047 •		1,643	1,233
0.582% due 06/25/2036 •		3,048	1,207
0.642% due 03/25/2036 •		17,516	11,080
0.742% due 04/25/2047 •		12,873	7,386
0.802% due 08/25/2037 •		4,150	4,157
0.838% due 06/25/2035 •		3,000	3,011
0.842% due 10/25/2035 •		4,128	4,142
0.897% due 08/25/2035 •		4,304	4,273
1.077% due 06/25/2034		380	368
5.344% due 09/25/2035 ~		196	166
5.772% due 11/25/2036 ~		7,879	3,387
6.000% due 11/25/2037		700	548
6.948% due 06/25/2036 þ		20,272	7,611
GSAMP Trust
0.172% due 12/25/2036 •		682	434
0.182% due 11/25/2036 •		1,092	657
0.192% due 01/25/2037 •		6,996	5,111
0.232% due 12/25/2046		5,841	3,908
0.242% due 08/25/2036 •		16,183	15,886
0.242% due 11/25/2036 •		26,580	16,150
0.272% due 12/25/2036 •		5,773	3,734
0.272% due 01/25/2037 •		2,512	2,481
0.282% due 11/25/2035 •		190	28
0.302% due 11/25/2036 •		14,916	9,157
0.372% due 03/25/2047 •		15,071	14,833
0.382% due 06/25/2036 •		10,335	10,178
0.402% due 10/25/2036 ^•		1,504	19
0.402% due 05/25/2046 •		10,043	9,981
0.552% due 06/25/2036 •		6,937	6,661
0.582% due 12/25/2035 •		1,770	1,770
0.582% due 06/25/2036 •		4,126	2,961
0.642% due 02/25/2036 •		6,144	6,075
0.747% due 11/25/2035 ^•		12,189	11,760
0.777% due 02/25/2035 •		547	558
0.882% due 07/25/2045 •		16,026	16,051
1.002% due 11/25/2035 •		3,179	3,147
1.047% due 11/25/2035 •		4,016	3,924
1.152% due 06/25/2035		4,326	4,330
1.827% due 12/25/2034 •		10,080	10,066
Harley Marine Financing LLC 5.682% due 05/15/2043 «		48,562	46,983
Hildene TruPS Securitization Ltd. 1.920% due 05/22/2039		2,661	2,641
Home Equity Asset Trust
0.422% due 08/25/2036 •		792	790
0.717% due 04/25/2036 •		14	14
0.762% due 04/25/2036 •		7,046	7,104

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.802% due 12/25/2033 •	34	34
0.807% due 01/25/2036 •	5,000	4,947
0.807% due 04/25/2036 •	18,000	17,809
0.862% due 11/25/2032 •	128	124
1.002% due 11/25/2034 •	154	154
1.047% due 11/25/2035 •	7,552	7,539
1.302% due 06/25/2032 •	1,145	1,147
2.652% due 03/25/2033 •	1,934	1,948
Home Equity Mortgage Loan Asset-Backed Trust
0.262% due 11/25/2036 •	8,093	7,752
0.262% due 07/25/2037	410	275
0.292% due 07/25/2037	17,297	9,326
0.302% due 07/25/2037 •	11,156	7,546
0.322% due 04/25/2037 •	49,892	43,532
0.342% due 08/25/2036 •	6,315	5,831
0.422% due 04/25/2037 •	11,240	10,647
0.482% due 06/25/2036 •	2,283	2,268
0.662% due 06/25/2036 •	8,000	7,614
0.702% due 03/25/2036 •	25,000	23,957
0.762% due 03/25/2036 •	14,859	14,580
0.882% due 10/25/2035 •	13,050	12,692
Hout Bay Corp.
1.627% due 07/05/2041 •	443,523	88,400
1.827% due 07/05/2041 •	34,165	4,322
1.957% due 07/05/2041 •	4,046	237
HSI Asset Loan Obligation Trust 4.724% due 12/25/2036 þ	9,027	4,091
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036 •	2,488	1,272
0.242% due 01/25/2037 •	55,904	50,973
0.262% due 05/25/2037 •	7,971	7,953
0.292% due 04/25/2037 •	16,223	10,431
0.322% due 10/25/2036 •	16,953	8,797
0.362% due 04/25/2037 •	6,536	4,264
0.422% due 10/25/2036 •	8,776	4,610
0.442% due 12/25/2036 •	28,514	10,938
0.582% due 10/25/2036 •	1,955	1,047
0.597% due 02/25/2036 •	9,114	8,977
0.627% due 02/25/2036 •	16,250	15,541
IMC Home Equity Loan Trust 7.520% due 08/20/2028	15	16
IndyMac IMSC Mortgage Loan Trust 0.422% due 07/25/2036 •	29,868	11,398
IXIS Real Estate Capital Trust
0.162% due 05/25/2037 •	5,689	1,898
0.262% due 05/25/2037 •	34,246	11,629
0.402% due 01/25/2037 •	79,049	37,386
0.422% due 08/25/2036 •	64,566	23,087
0.502% due 03/25/2036 ^•	11,461	7,439
0.622% due 08/25/2036 •	32,781	12,055
0.732% due 02/25/2036 •	784	805
1.047% due 02/25/2035 •	906	902
JP Morgan Mortgage Acquisition Corp.
0.462% due 03/25/2036 •	3,640	3,637
0.612% due 02/25/2036 ^•	7,005	6,978
0.642% due 03/25/2036 •	40,500	39,791
0.688% due 01/25/2036 •	14,000	13,831
0.807% due 09/25/2035 •	9,079	9,122
1.032% due 06/25/2035 •	16,467	16,549
1.077% due 12/25/2035 •	8,091	8,017
JP Morgan Mortgage Acquisition Trust
0.202% due 03/25/2047 •	123	85
0.322% due 08/25/2036 •	2,470	1,973
0.342% due 05/25/2037 •	9,540	9,018
0.362% due 08/25/2036 •	12,517	12,450
0.372% due 07/25/2036 •	14,000	13,802
0.373% due 07/25/2036 •	29,061	26,128
0.383% due 11/25/2036 •	12,927	12,265
0.537% due 05/25/2036 •	19,000	18,078
0.582% due 04/25/2036 •	26,803	26,577
0.582% due 08/25/2036 •	20,786	16,963
0.623% due 07/25/2036 •	9,015	8,959
1.102% due 11/25/2036	1,794	1,763
4.504% due 10/25/2030 þ	1,296	897
4.504% due 01/25/2037 þ	14	9
6.330% due 07/25/2036 þ	5,531	2,247
6.910% due 07/25/2036 þ	7,887	3,201
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	22,639	19,980
KGS-Alpha SBA COOF Trust 1.002% due 04/25/2038 «~(a)	13,700	308
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,406	1,381
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)	906,691	6,560
0.000% due 07/25/2057 (g)	999	997

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.000% due 07/25/2057 ~		318,687	321,587
0.000% due 04/25/2058 ~		553	551
0.000% due 08/26/2058 (g)		778	775
0.000% due 01/28/2070 ~		6,027	3,295
0.125% due 12/26/2057 ~(a)		472,368	2,298
0.350% due 12/26/2057 ~(a)		194,901	2,008
1.437% due 02/25/2058 ~		132,995	135,468
1.852% due 01/28/2070 •		342,584	345,575
2.248% due 04/25/2058 ~		53,191	48,815
2.351% due 08/26/2058 ~		178,636	181,260
2.599% due 06/25/2057 ~		135,611	141,258
3.049% due 12/25/2056 ~		906,691	880,361
3.600% due 12/26/2057 ~		273,909	275,197
3.750% due 04/25/2058 ~		191,975	197,700
4.000% due 02/25/2058 ~		324,164	332,674
4.000% due 04/25/2058 ~		106,604	109,613
4.000% due 08/26/2058 ~		302,071	307,909
4.092% due 01/25/2058 ~		222,205	224,977
4.250% due 02/25/2058 ~		132,996	140,345
4.250% due 08/26/2058 ~		357,273	374,547
4.500% due 02/25/2058 ~		132,996	140,704
8.123% due 01/28/2070 ~		361,009	372,772
Lehman XS Trust
0.272% due 02/25/2037 •		22,206	20,495
0.282% due 02/25/2037 •		15,002	15,064
0.422% due 05/25/2036 •		18,502	21,050
0.562% due 02/25/2037 •		7,142	5,887
0.662% due 05/25/2036 •		4,992	6,439
0.852% due 10/25/2035		489	666
4.468% due 05/25/2037 þ		890	899
6.640% due 04/25/2036 þ		14,540	15,029
Long Beach Mortgage Loan Trust
0.202% due 12/25/2036 •		8,421	4,102
0.212% due 11/25/2036 •		6,425	2,768
0.257% due 08/25/2036		8,037	5,140
0.257% due 10/25/2036 •		49,507	33,721
0.262% due 08/25/2036 •		27,715	14,769
0.262% due 10/25/2036 •		23,328	9,800
0.262% due 12/25/2036 •		3,213	2,524
0.272% due 12/25/2036 •		37,798	18,679
0.282% due 09/25/2036 •		10,972	4,141
0.332% due 12/25/2036 •		25,955	12,983
0.342% due 08/25/2036 •		6,620	3,583
0.392% due 07/25/2036 •		15,814	12,829
0.402% due 05/25/2036 •		49,396	33,373
0.402% due 06/25/2036 •		60,800	38,687
0.402% due 09/25/2036 •		45,285	33,488
0.422% due 05/25/2046 •		9,405	8,942
0.502% due 01/25/2036 •		20,468	20,096
0.542% due 02/25/2036 •		17,727	17,631
0.622% due 05/25/2036 •		3,146	1,347
0.702% due 01/25/2036 •		35,676	34,336
0.732% due 01/25/2046 •		51,118	50,357
0.747% due 11/25/2035 •		12,098	12,056
0.862% due 08/25/2045 •		201	201
0.882% due 08/25/2035 •		557	555
0.897% due 06/25/2034 •		1,818	1,802
0.957% due 07/25/2034 •		1,716	1,707
1.227% due 07/25/2033 •		2,498	2,499
1.302% due 11/25/2034 •		5,145	5,069
1.332% due 06/25/2033 •		3,609	3,623
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		13,972	14,010
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033	EUR	4,033	4,597
Madison Avenue Manufactured Housing Contract Trust 3.352% due 03/25/2032 •		$3,693	3,710
Marlette Funding Trust 0.000% due 04/16/2029 «(g)		7	485
MASTR Asset-Backed Securities Trust
0.152% due 08/25/2036 •		5,173	2,287
0.152% due 10/25/2036 •		40,615	17,353
0.152% due 01/25/2037 •		36,613	13,917
0.202% due 10/25/2036 •		8,753	5,697
0.202% due 11/25/2036 •		15,446	11,276
0.202% due 01/25/2037 •		34,782	13,370
0.222% due 10/25/2036 •		33,490	14,551
0.232% due 10/25/2036 •		28,594	17,946
0.247% due 10/25/2036 •		59,166	29,150
0.247% due 01/25/2037		14,294	5,621
0.262% due 10/25/2036 •		3,491	2,304
0.262% due 01/25/2037 •		38,407	14,961
0.302% due 08/25/2036 •		10,826	4,264
0.312% due 10/25/2036		4,531	3,024
0.312% due 05/25/2037 •		1,716	1,691
0.342% due 08/25/2036 •		20,150	9,286

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.347% due 10/25/2036 •	6,574	3,312
0.402% due 04/25/2036 •	27,651	9,601
0.402% due 08/25/2036 •	20,079	9,216
0.402% due 05/25/2037 •	7,833	7,295
0.502% due 04/25/2036 •	65,834	16,807
0.522% due 11/25/2036 •	3,657	1,614
0.582% due 06/25/2036 •	4,494	2,400
0.582% due 08/25/2036 •	30,156	13,008
0.682% due 01/25/2036 •	6,227	6,205
0.852% due 10/25/2035 ^•	13,325	13,589
1.252% due 08/25/2037 •	22,286	21,888
4.752% due 05/25/2033 •	3,998	4,002
MASTR Specialized Loan Trust
0.472% due 01/25/2037 •	11,522	6,547
0.622% due 02/25/2036 •	2,824	2,769
Mercury CDO Ltd. 1.040% due 12/08/2040 •	6,000	977
Merrill Lynch First Franklin Mortgage Loan Trust
0.272% due 04/25/2037 •	3,141	1,668
0.272% due 05/25/2037 •	30,130	24,175
0.342% due 05/25/2037 •	53,209	43,040
0.352% due 04/25/2037 •	25,215	13,632
0.422% due 05/25/2037 •	33,248	27,142
Merrill Lynch Mortgage Investors Trust
0.222% due 11/25/2037 •	4,200	1,960
0.247% due 08/25/2037 •	10,037	9,737
0.252% due 08/25/2037 •	573	559
0.302% due 07/25/2037	3,980	1,256
0.342% due 08/25/2037	371	346
0.402% due 08/25/2037 •	4,210	4,107
0.402% due 11/25/2037 •	25,625	12,300
0.412% due 04/25/2037 •	12,397	8,359
0.422% due 03/25/2037 •	5,705	2,323
0.422% due 07/25/2037	3,603	2,480
0.552% due 02/25/2047 •	29,139	21,148
0.702% due 12/25/2036 •	6,300	6,141
0.702% due 01/25/2037	2,609	2,495
0.792% due 08/25/2036 •	15,600	15,596
0.822% due 05/25/2036 •	416	414
0.852% due 06/25/2036 •	131	131
0.972% due 05/25/2036 •	4,037	3,635
1.032% due 07/25/2035 •	9,198	9,188
1.077% due 04/25/2036 •	1,139	1,141
1.227% due 08/25/2036 •	1,638	1,846
3.664% due 04/25/2035 •	162	145
MESA Trust 3.317% due 11/25/2031 •	939	820
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	926	963
Mid-State Trust 4.864% due 07/15/2038	503	522
MMcapS Funding Ltd. 0.570% due 12/01/2035 •	9,100	8,759
Morgan Stanley ABS Capital, Inc. 1.182% due 03/25/2033 •	43	43
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 09/25/2036 •	252	141
0.202% due 10/25/2036 •	4,539	2,667
0.202% due 11/25/2036 •	1,789	1,307
0.212% due 03/25/2037 •	3,144	1,778
0.232% due 10/25/2036 •	17,791	16,898
0.232% due 12/25/2036 •	48,929	35,862
0.232% due 01/25/2037 •	23,919	14,498
0.242% due 08/25/2036 •	30,821	19,422
0.242% due 10/25/2036 •	38,439	22,726
0.242% due 11/25/2036 •	3,001	1,828
0.242% due 05/25/2037 •	261	240
0.242% due 05/25/2037	3,439	3,008
0.252% due 10/25/2036 •	16,560	10,717
0.252% due 12/25/2036 •	1,028	684
0.262% due 09/25/2036 •	26,519	15,140
0.282% due 02/25/2037 •	26,467	11,535
0.282% due 03/25/2037 •	27,997	15,969
0.282% due 05/25/2037 •	14,073	12,990
0.302% due 02/25/2037 •	9,966	5,950
0.322% due 10/25/2036 •	1,400	838
0.322% due 11/25/2036 •	12,162	7,489
0.332% due 09/25/2036 •	4,033	2,337
0.332% due 10/25/2036 •	9,459	6,183
0.332% due 02/25/2037 •	32,155	14,118
0.352% due 08/25/2036 •	12,387	7,807
0.352% due 03/25/2037 •	46,559	26,778
0.352% due 05/25/2037 •	12,191	11,313
0.362% due 09/25/2036 •	48,645	27,976
0.362% due 05/25/2037 •	9,110	8,047
0.402% due 09/25/2036 •	14,685	6,997

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.422% due 03/25/2036 •	11,432	11,388
0.432% due 02/25/2037 •	8,281	5,032
0.602% due 04/25/2036 •	15,116	14,758
0.642% due 03/25/2036 •	6,868	6,808
0.702% due 12/25/2035 •	12,427	12,130
0.717% due 11/25/2035 •	3,202	3,204
0.722% due 12/25/2035 •	13,098	13,007
0.842% due 01/25/2034 •	4,646	4,573
0.912% due 04/25/2034 •	1,623	1,605
1.002% due 05/25/2034 •	3,984	3,973
1.032% due 07/25/2035 •	6,830	6,850
1.092% due 06/25/2035 •	12,202	12,247
1.122% due 10/25/2033 •	632	633
1.162% due 09/25/2034 •	323	315
1.352% due 07/25/2037 •	14,010	14,007
2.002% due 02/25/2047 •	37,484	36,240
2.127% due 07/25/2034	56	57
Morgan Stanley Capital, Inc. Trust
0.642% due 03/25/2036 •	94,930	87,019
0.657% due 01/25/2036	700	633
0.682% due 01/25/2036 •	14,068	13,931
0.682% due 02/25/2036 •	8,062	8,064
Morgan Stanley Dean Witter Capital, Inc. Trust
1.452% due 02/25/2033 •	477	479
1.677% due 11/25/2032 •	466	467
Morgan Stanley Home Equity Loan Trust
0.202% due 12/25/2036 •	3,708	2,293
0.202% due 04/25/2037 •	6,045	3,939
0.242% due 12/25/2036 •	43,415	26,977
0.272% due 04/25/2037 •	10,247	6,735
0.422% due 04/25/2036 •	8,433	6,936
0.452% due 04/25/2037 •	21,573	14,495
0.612% due 02/25/2036	257	249
0.622% due 04/25/2036 •	12,857	10,742
1.092% due 05/25/2035 •	11,698	11,683
Morgan Stanley IXIS Real Estate Capital Trust
0.172% due 11/25/2036 •	8,707	3,821
0.212% due 11/25/2036 •	20,105	8,877
0.252% due 11/25/2036 •	1,654	735
0.322% due 11/25/2036 •	22,087	9,918
0.402% due 07/25/2036 •	7,167	3,781
0.562% due 07/25/2036 •	27,892	15,007
Morgan Stanley Mortgage Loan Trust
0.442% due 10/25/2036 •	2,429	1,002
0.562% due 02/25/2037 •	3,295	1,194
0.822% due 04/25/2037 •	8,357	3,400
5.622% due 01/25/2047 þ	166	164
5.750% due 04/25/2037 ^~	348	224
5.754% due 01/25/2047 þ	6,544	3,818
5.965% due 09/25/2046 ^þ	3,924	1,959
6.000% due 02/25/2037 ~	199	188
Morgan Stanley Structured Trust 0.332% due 06/25/2037 •	2,921	2,908
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,690
Nationstar Home Equity Loan Trust
0.277% due 06/25/2037 •	480	473
0.332% due 03/25/2037 •	154	153
0.352% due 06/25/2037 •	254	251
0.352% due 06/25/2037	2,527	2,329
0.372% due 03/25/2037 •	3,067	3,012
0.382% due 03/25/2037	5,542	5,353
0.462% due 09/25/2036	13,337	13,013
0.472% due 09/25/2036	1,338	1,283
0.512% due 04/25/2037	11,803	11,410
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	548	548
3.238% due 11/15/2045 ~	202,783	228,513
Navient Student Loan Trust 1.153% due 12/27/2066	1,959	1,977
New Century Home Equity Loan Trust
0.282% due 05/25/2036 •	923	908
0.842% due 08/25/2034 •	117	115
0.927% due 09/25/2035 •	3,662	3,672
1.047% due 09/25/2035 •	1,650	1,651
1.167% due 11/25/2034	114	116
4.861% due 11/25/2033 þ	111	110
Newcastle Investment Trust 8.114% due 05/01/2033 ~	58,446	61,496
Newcastle Mortgage Securities Trust
0.292% due 04/25/2037 •	1,394	1,367
0.332% due 04/25/2037 •	2,173	2,145
0.442% due 04/25/2037	6,698	6,363
0.602% due 04/25/2037	7,785	7,240
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.252% due 07/25/2036 •	33,311	32,040

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.522% due 11/25/2035 •	3,786	3,772
0.537% due 03/25/2036 •	314	312
0.582% due 03/25/2036 •	4,024	3,964
0.762% due 11/25/2035 •	9,479	9,240
North Carolina State Education Assistance Authority 0.924% due 07/25/2036	3,175	3,190
NovaStar Mortgage Funding Trust
0.232% due 03/25/2037 •	111,909	86,930
0.282% due 09/25/2037 •	26,455	24,784
0.403% due 06/25/2036 •	1,491	1,266
1.017% due 10/25/2035 •	8,491	8,355
1.272% due 06/25/2035 •	5,000	4,975
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	854	866
5.410% due 11/15/2032	841	852
7.945% due 03/15/2022 ~	2,970	1,161
Option One Mortgage Loan Trust
0.222% due 03/25/2037	848	829
0.242% due 01/25/2037 •	30,624	23,039
0.242% due 02/25/2037 •	6,926	4,516
0.242% due 03/25/2037 •	68,959	49,460
0.282% due 04/25/2037 •	22,182	15,463
0.282% due 07/25/2037 •	5,297	4,619
0.322% due 04/25/2037 •	131,932	110,011
0.322% due 05/25/2037 •	119,374	91,518
0.352% due 03/25/2037	5,487	3,509
0.402% due 05/25/2037 •	5,709	3,921
0.702% due 01/25/2036 •	9,564	9,552
0.972% due 05/25/2035 •	2,941	2,870
1.002% due 01/25/2034 •	1,685	1,684
1.527% due 11/25/2034 •	19	18
2.577% due 11/25/2034 •	12	12
Option One Mortgage Loan Trust Asset-Backed Certificates
0.687% due 12/25/2035 •	1,026	1,027
0.732% due 12/25/2035 •	4,230	4,209
0.762% due 12/25/2035 •	8,709	8,312
0.792% due 11/25/2035 •	17,041	16,952
0.837% due 11/25/2035 •	5,889	5,724
0.957% due 10/25/2032 •	2,250	2,273
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ	198	199
Ownit Mortgage Loan Trust
1.002% due 10/25/2036 ^•	3,530	3,682
3.109% due 10/25/2035 þ	7,278	5,147
Palmer Square Loan Funding Ltd. 1.102% due 04/20/2027 •	5,584	5,586
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.822% due 05/25/2035 •	13,318	13,293
1.032% due 05/25/2035 •	18,645	18,700
1.107% due 06/25/2035 •	6,274	6,237
1.137% due 05/25/2035 •	4,784	4,705
1.152% due 10/25/2034	7,858	7,841
1.152% due 06/25/2035 •	4,641	4,629
1.182% due 03/25/2035 •	197	197
1.272% due 03/25/2035 •	7,552	7,533
1.677% due 02/25/2035 •	9,277	9,345
1.827% due 02/25/2035 •	3,247	3,255
1.977% due 10/25/2034 •	1,408	1,447
2.202% due 09/25/2034 •	3,062	3,094
People's Financial Realty Mortgage Securities Trust 0.242% due 09/25/2036 •	27,355	10,157
Popular ABS Mortgage Pass-Through Trust
0.352% due 06/25/2047 •	1,948	1,942
0.432% due 07/25/2036 •	2,906	2,875
0.642% due 05/25/2036 •	4,710	4,599
0.972% due 02/25/2036	1,312	1,298
5.917% due 04/25/2035 þ	88	88
RAAC Trust
0.453% due 11/25/2046 •	499	488
0.603% due 02/25/2037 •	3,563	3,475
0.683% due 05/25/2046 •	1,969	1,968
0.702% due 09/25/2045 •	4,117	4,102
0.803% due 02/25/2046 •	1,258	1,247
0.862% due 10/25/2046 •	8,293	8,186
1.078% due 02/25/2046 •	19,679	17,275
1.602% due 09/25/2047 •	8,722	8,752
2.578% due 05/25/2039 •	2,644	2,652
Renaissance Home Equity Loan Trust
0.972% due 08/25/2033 •	794	784
5.512% due 04/25/2037 þ	6,555	2,519
5.580% due 11/25/2036 þ	12,364	6,162
5.744% due 06/25/2037 þ	89,647	35,900
5.906% due 06/25/2037 þ	23,928	9,856
6.115% due 08/25/2036 þ	13,160	8,008
6.203% due 06/25/2037 þ	23,512	10,296
7.750% due 09/25/2037 þ	32,025	18,437

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Residential Asset Mortgage Products Trust
0.332% due 12/25/2036 •	15,000	14,404
0.372% due 10/25/2036 •	2,757	2,759
0.452% due 08/25/2036	664	658
0.542% due 12/25/2035 •	23,542	22,342
0.627% due 07/25/2036	1,328	1,298
0.702% due 02/25/2036 •	6,230	6,221
0.747% due 11/25/2035 •	919	919
0.802% due 12/25/2035 •	30,074	28,375
0.853% due 04/25/2034 •	5,619	5,594
0.912% due 07/25/2035 •	6,500	6,466
0.972% due 02/25/2034 •	1,390	1,382
0.972% due 10/25/2035 •	11,246	11,186
0.973% due 04/25/2034 •	3,475	3,474
0.987% due 11/25/2035 •	7,000	6,872
1.047% due 09/25/2035 •	10,000	9,973
1.067% due 04/25/2034 •	56	55
1.082% due 10/25/2033 •	2,984	2,978
1.122% due 03/25/2035 •	7,451	7,438
1.167% due 07/25/2035 •	10,889	10,848
1.257% due 02/25/2035 •	5,718	5,740
1.302% due 01/25/2035 •	2,182	2,167
1.678% due 04/25/2034 ^•	1,750	1,723
1.817% due 08/25/2034 •	612	613
2.007% due 02/25/2034 •	370	355
2.083% due 04/25/2034 ^•	2,821	2,734
2.717% due 12/25/2034 •	566	555
5.492% due 01/25/2035 þ	433	379
5.611% due 12/25/2034 þ	215	212
5.670% due 10/25/2034 þ	428	509
Residential Asset Securities Corp. Trust
0.242% due 02/25/2037	138	138
0.262% due 11/25/2036 •	2	4
0.312% due 04/25/2037 •	16,163	15,887
0.322% due 02/25/2037 •	5,000	4,862
0.342% due 10/25/2036 •	30,006	29,561
0.352% due 11/25/2036 ^•	84,114	83,336
0.362% due 07/25/2036 •	641	640
0.382% due 07/25/2036 •	16,300	15,853
0.402% due 08/25/2036 •	584	583
0.442% due 11/25/2036 •	11,715	11,308
0.442% due 04/25/2037 •	50,445	49,589
0.622% due 07/25/2036 ^•	13,135	12,376
0.642% due 07/25/2036 •	11,152	10,764
0.662% due 04/25/2036 •	11,455	11,374
0.702% due 02/25/2036 •	7,055	7,028
0.717% due 11/25/2035 •	17,900	17,601
0.732% due 12/25/2035 •	380	380
0.762% due 10/25/2035 •	11,326	11,144
0.762% due 11/25/2035 •	2,200	2,198
0.792% due 01/25/2036 •	5,256	5,266
0.842% due 04/25/2034 •	1,459	1,451
0.942% due 09/25/2034 •	651	644
0.942% due 12/25/2034 •	2,220	2,218
0.987% due 08/25/2035 •	3,622	3,625
0.987% due 09/25/2035 •	1,095	1,096
0.987% due 12/25/2035 •	1,516	1,462
1.137% due 08/25/2035 •	4,230	4,240
1.152% due 07/25/2035 •	6,797	6,812
1.827% due 11/25/2034 •	365	369
1.892% due 01/25/2034 •	1,415	1,438
2.052% due 11/25/2034 •	802	826
2.577% due 11/25/2034 •	443	463
5.980% due 09/25/2034 ~	895	897
Residential Funding Home Loan Trust 0.233% due 05/25/2036 •	186	184
Salomon Mortgage Loan Trust 0.992% due 11/25/2033 •	190	190
Saxon Asset Securities Trust
0.282% due 05/25/2037 •	27,783	24,206
0.342% due 10/25/2046	1,664	1,544
0.412% due 09/25/2037 •	15,803	15,593
0.822% due 11/25/2037 •	4,873	4,738
0.897% due 03/25/2031 •	138	122
1.067% due 12/25/2033 •	2,627	2,625
1.067% due 11/25/2035 •	6,244	5,065
1.077% due 12/26/2034 •	186	186
4.977% due 12/26/2034 •	532	113
Securitized Asset-Backed Receivables LLC Trust
0.222% due 12/25/2036 ^•	484	158
0.232% due 12/25/2036 •	9,087	8,819
0.243% due 08/25/2036 •	26,122	14,186
0.262% due 11/25/2036 ^•	148	55
0.272% due 08/25/2036 ^•	9,462	4,093
0.302% due 07/25/2036 •	22,457	12,530
0.382% due 07/25/2036 •	13,777	12,896

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

0.402% due 07/25/2036 •		22,402	12,654
0.402% due 09/25/2036 •		4,440	2,094
0.422% due 07/25/2036 •		5,743	2,761
0.422% due 11/25/2036 •		7,753	2,977
0.502% due 12/25/2036 •		74,969	36,976
0.582% due 07/25/2036 •		4,099	2,366
0.602% due 05/25/2036 •		7,785	5,356
0.602% due 06/25/2036 •		20,683	16,676
0.682% due 11/25/2035 •		239	239
0.682% due 12/25/2035 •		3,262	3,237
0.702% due 11/25/2035 •		32,550	30,162
0.702% due 12/25/2035 •		13,427	9,993
0.747% due 10/25/2035		4,457	4,294
0.777% due 01/25/2035 •		1,014	991
0.822% due 10/25/2035 •		963	941
1.062% due 01/25/2036 ^•		881	820
SG Mortgage Securities Trust
0.242% due 10/25/2036 •		21,174	20,543
0.562% due 07/25/2036		8,426	2,516
Sierra Madre Funding Ltd. 0.504% due 09/07/2039 •		29,763	26,568
SLM Private Credit Student Loan Trust 0.473% due 12/15/2039		484	475
SLM Student Loan Trust
0.000% due 10/25/2039 •	EUR	6,999	7,786
1.624% due 04/25/2023 •		$10,820	10,891
SMB Private Education Loan Trust 0.952% due 09/15/2054		4,639	4,696
SoFi Alternative Trust
0.000% due 02/15/2046 (g)		950	49,985
1.170% due 02/15/2046		379,182	372,435
2.550% due 02/15/2046		51,395	50,211
4.788% due 06/15/2050 ~		241,862	256,446
5.184% due 05/16/2050 ~		138,406	145,375
SoFi Professional Loan Program LLC
1.053% due 01/25/2039 •		524	527
3.020% due 02/25/2040		5,375	5,492
Soundview Home Loan Trust
0.212% due 01/25/2037 •		211	183
0.212% due 02/25/2037 •		202	72
0.252% due 07/25/2036 •		22,202	22,063
0.252% due 03/25/2037 •		14,938	14,580
0.252% due 06/25/2037		3,419	2,914
0.262% due 01/25/2037 •		38,557	33,619
0.272% due 11/25/2036 •		67,122	27,669
0.302% due 01/25/2037 •		145	144
0.302% due 06/25/2037 •		147,940	129,193
0.312% due 06/25/2037 •		7,564	6,488
0.342% due 07/25/2036 •		9,800	9,378
0.342% due 01/25/2037 •		16,781	14,783
0.382% due 06/25/2037		3,013	2,604
0.402% due 01/25/2037		11,976	11,601
0.422% due 10/25/2036 •		437	437
0.443% due 06/25/2036 •		2,958	2,959
0.472% due 02/25/2037 •		21,578	8,260
0.507% due 12/25/2036 •		11,000	10,839
0.562% due 06/25/2036 •		8,794	8,674
0.567% due 02/25/2036 •		14,610	14,396
0.602% due 10/25/2036 •		32,578	32,387
0.602% due 11/25/2036 •		328	323
0.657% due 03/25/2036 •		14,893	14,610
0.802% due 12/25/2035 •		9,162	9,143
0.852% due 06/25/2035 •		17,750	17,454
0.867% due 08/25/2035 •		4,800	4,801
0.927% due 06/25/2035 •		51	62
0.957% due 01/25/2035 •		124	122
1.077% due 11/25/2035 •		3,946	3,925
1.403% due 11/25/2033 •		190	190
Specialty Underwriting & Residential Finance Trust
0.242% due 11/25/2037		7,024	6,346
0.372% due 04/25/2037 •		2,909	2,407
0.382% due 09/25/2037		10,198	9,782
0.402% due 06/25/2037		1,814	1,331
0.582% due 09/25/2037 •		16,995	8,890
0.602% due 06/25/2037 •		4,028	2,664
1.272% due 12/25/2035 •		3,021	3,010
Sprite Ltd. 4.250% due 12/15/2037		38,309	37,931
Starwood Commercial Mortgage Trust
1.244% due 07/15/2038 •		47,190	47,205
1.564% due 07/15/2038 •		25,170	25,163
1.764% due 07/15/2038 •		10,070	10,064
2.114% due 07/15/2038 •		13,000	12,984
2.514% due 07/15/2038 •		12,125	12,114
2.864% due 07/15/2038 •		2,500	2,481

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Streeterville ABS CDO Ltd. 0.491% due 11/03/2040 •	35,072	22,271
Structured Asset Investment Loan Trust
0.233% due 07/25/2036 •	35,760	29,733
0.242% due 06/25/2036 •	17,088	16,608
0.253% due 07/25/2036 •	3,031	2,999
0.275% due 07/25/2036 •	38,791	28,068
0.702% due 01/25/2036 •	441	440
0.722% due 01/25/2036 •	39,974	39,435
0.802% due 04/25/2033 •	140	139
0.822% due 04/25/2035 •	1,543	1,543
0.822% due 07/25/2035 •	14,749	14,725
0.822% due 10/25/2035 •	35,748	35,496
0.837% due 03/25/2035 •	2,029	2,028
0.838% due 09/25/2035 •	5,685	5,488
0.852% due 07/25/2035 •	2,083	2,073
0.867% due 08/25/2035 •	25,448	25,328
0.882% due 07/25/2035 •	2,218	2,220
1.002% due 04/25/2035 •	12,640	12,546
1.052% due 07/25/2033 •	1,157	1,144
1.052% due 08/25/2033 •	3,235	3,222
1.077% due 09/25/2034 •	56	56
1.077% due 01/25/2035 •	1,000	993
1.077% due 05/25/2035 •	4,004	3,950
1.152% due 09/25/2034 •	397	390
1.227% due 07/25/2033 •	22	22
1.342% due 09/25/2034 •	21	21
1.377% due 11/25/2034 •	5,203	5,234
1.602% due 11/25/2034 •	4,978	5,019
1.827% due 10/25/2034 •	185	186
1.827% due 11/25/2034 •	1,948	1,984
2.427% due 11/25/2034 •	96	102
2.727% due 07/25/2033 •	17	19
2.727% due 08/25/2033 •	1	1
2.877% due 10/25/2033 •	163	167
3.102% due 11/25/2034 •	2,222	2,353
3.103% due 06/25/2033 •	83	88
3.252% due 08/25/2033 •	1,046	1,095
Structured Asset Securities Corp.
0.807% due 02/25/2035 •	2,009	1,997
0.852% due 02/25/2035 •	442	427
1.227% due 02/25/2035 •	9,991	9,998
Structured Asset Securities Corp. Mortgage Loan Trust
0.232% due 05/25/2036 •	13,815	13,650
0.237% due 07/25/2036 •	14,588	14,471
0.242% due 08/25/2046 •	24,552	23,931
0.252% due 09/25/2036 •	4,171	4,087
0.262% due 03/25/2036 •	14,826	14,394
0.262% due 04/25/2036 •	13,415	13,252
0.262% due 01/25/2037 •	14,895	14,679
0.272% due 06/25/2037 •	355	355
0.323% due 10/25/2037 •	42,124	31,841
0.332% due 01/25/2037 •	41,832	30,402
0.332% due 05/25/2047 •	2,769	2,724
0.342% due 01/25/2037 •	2,062	2,008
0.352% due 09/25/2036 •	8,372	8,359
0.372% due 04/25/2036 •	8,753	8,600
0.392% due 07/25/2036 •	44,754	44,850
0.392% due 09/25/2036 •	62,675	60,681
0.402% due 04/25/2031 •	1,550	1,548
0.412% due 05/25/2036 •	27,560	27,486
0.462% due 03/25/2037 •	4,353	2,668
0.502% due 02/25/2037 •	2,483	2,480
0.602% due 03/25/2037 •	18,922	11,809
0.603% due 11/25/2037 •	5,100	4,915
0.627% due 07/25/2036	808	795
0.702% due 12/25/2035 •	16,024	13,611
0.702% due 01/25/2037 •	13,630	11,312
0.702% due 03/25/2037 •	6,516	4,118
0.722% due 12/25/2036 •	35,465	23,297
0.732% due 05/25/2035 •	18	17
0.747% due 02/25/2036 •	685	687
0.777% due 04/25/2035	921	894
0.777% due 06/25/2035 •	3,806	3,769
0.807% due 02/25/2036 •	12,034	11,958
0.897% due 02/25/2036	297	290
1.002% due 05/25/2035	447	431
1.047% due 05/25/2035	115	111
1.077% due 05/25/2035 •	3,853	3,853
1.092% due 05/25/2035	87	84
1.102% due 08/25/2037 •	5,153	5,201
1.107% due 11/25/2035 •	1,457	1,451
1.152% due 05/25/2035 •	677	655
1.152% due 08/25/2037 •	7,000	7,040
1.203% due 10/25/2037 •	61,235	37,827
1.752% due 05/25/2035	35	35

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.202% due 11/25/2035 •		3,000	3,091
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.927% due 01/25/2035		1,992	1,998
3.450% due 02/25/2032		112	100
Structured Asset Securities Corp. Trust
0.792% due 09/25/2035 •		12,641	12,506
6.734% due 05/25/2031 ~		3,564	3,392
Taberna Preferred Funding Ltd.
0.540% due 02/05/2036 •		66,733	60,727
0.603% (US0003M + 0.470%) due 07/05/2035 ~		193	175
0.603% due 07/05/2035 •		12,779	11,565
Terwin Mortgage Trust
0.442% due 07/25/2037 •		2,693	2,639
0.722% due 04/25/2037 •		15,805	15,500
0.902% due 09/25/2036 •		11,507	6,168
2.352% due 10/25/2038 •		1,664	1,690
Towd Point Mortgage Trust 2.900% due 10/25/2059		4,698	4,795
Trapeza CDO Ltd.
0.417% due 04/06/2042 •		14,629	13,678
0.423% due 11/09/2042 •		14,201	13,207
0.465% due 01/27/2040 •		27,230	25,869
0.473% due 11/09/2042 •		14,000	11,655
0.477% due 04/06/2042 •		8,300	7,055
Triaxx Prime CDO Ltd. 0.354% due 10/02/2039 •		5,843	393
Tropic CDO Ltd.
0.414% due 07/15/2036 •		21,271	20,314
0.444% due 07/15/2036 •		31,626	29,728
Truman Capital Mortgage Loan Trust 0.362% due 03/25/2036 •		49	49
TruPS Financials Note Securitization Ltd. 1.388% due 03/30/2039 •		189,228	182,605
U.S. Capital Funding Ltd. 0.401% due 10/10/2040 •		43,837	39,892
Upstart Securitization Trust
1.310% due 11/20/2031		22,200	22,129
2.322% due 04/22/2030		1,727	1,731
Utah State Board of Regents 0.853% due 09/25/2056 •		20,905	20,835
Wachovia Mortgage Loan Trust 0.792% due 10/25/2035 •		3,102	3,030
WaMu Asset-Backed Certificates WaMu Trust
0.212% due 04/25/2037 •		46	22
0.252% due 01/25/2037 •		39,639	37,221
0.272% due 07/25/2047 •		13,979	10,432
0.327% due 05/25/2037 •		38,495	37,282
0.342% due 05/25/2037 •		22,513	21,265
0.352% due 05/25/2037 •		15,375	14,533
Washington Mutual Asset-Backed Certificates Trust
0.162% due 10/25/2036 •		138	73
0.282% due 10/25/2036 •		13,908	7,510
0.342% due 08/25/2036 •		8,945	7,324
0.402% due 05/25/2036 •		12,105	11,038
Wells Fargo Home Equity Asset-Backed Securities Trust
0.332% due 04/25/2037 •		13,630	13,448
0.392% due 07/25/2036 •		6,700	6,615
0.522% due 03/25/2037 •		1,195	1,173
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.047% due 04/25/2034 •		50	49

Total Asset-Backed Securities (Cost $17,575,570)			18,111,058

SOVEREIGN ISSUES 7.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		567,294	193,922
1.000% due 07/09/2029		36,438	13,345
1.125% due 07/09/2035 þ		550,755	174,696
1.125% due 07/09/2046 þ		15,639	5,092
2.000% due 01/09/2038 þ		113,563	43,665
2.500% due 07/09/2041 þ		326,079	116,370
15.500% due 10/17/2026	ARS	2,847,058	5,571
16.000% due 10/17/2023		123,865	388
34.191% (BADLARPP) due 10/04/2022 ~		335,699	769
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		9,588,711	47,468
Argentina Treasury Bond BONCER
1.300% due 09/20/2022		9,029,384	45,146
1.400% due 03/25/2023		3,053,119	15,200
1.450% due 08/13/2023		1,838,634	15,593
Autonomous City of Buenos Aires
37.487% (BADLARPP + 3.250%) due 03/29/2024 ~		3,417,764	16,037
37.958% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	4,688
39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		2,210,755	11,011
Autonomous Community of Catalonia 6.350% due 11/30/2041	EUR	5,500	10,587

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (g)	BRL	3,671,400	643,477
0.000% due 07/01/2022 (g)		5,353,100	912,073
0.000% due 10/01/2022 (g)		5,133,000	848,098
China Development Bank
2.890% due 06/22/2025	CNY	2,275,500	359,388
3.300% due 02/01/2024		344,300	54,862
3.430% due 01/14/2027		322,000	51,872
3.680% due 02/26/2026		1,655,400	268,517
3.740% due 09/10/2025		1,960,200	317,955
4.150% due 10/26/2025		2,339,400	384,806
Colombia Government International Bond
4.000% due 02/26/2024 (m)		$32,600	33,695
8.125% due 05/21/2024		6,800	7,726
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		64,712	59,065
3.875% due 04/16/2050		143,200	167,171
Guatemala Government International Bond
5.375% due 04/24/2032		8,800	9,841
6.125% due 06/01/2050		20,700	23,805
Hellenic Republic Government Bond 2.000% due 04/22/2027	EUR	29,093	35,397
Israel Government International Bond
3.375% due 01/15/2050		$40,511	43,907
3.800% due 05/13/2060		115,235	133,612
3.875% due 07/03/2050		13,100	15,323
4.500% due 04/03/2120		48,000	61,410
Korea Development Bank 4.800% due 06/10/2023	IDR	780,100,000	54,797
Paraguay Government International Bond 4.950% due 04/28/2031		$10,000	11,263
Peru Government International Bond
5.350% due 08/12/2040	PEN	106,531	22,874
5.400% due 08/12/2034		121,111	27,773
5.940% due 02/12/2029		840,038	216,023
6.150% due 08/12/2032		479,845	121,021
6.350% due 08/12/2028		857,981	226,547
6.900% due 08/12/2037		12,016	3,069
6.950% due 08/12/2031		431,231	116,228
8.200% due 08/12/2026		610,497	174,850
Provincia de Buenos Aires
37.922% due 04/12/2025	ARS	941,356	4,130
38.045% due 05/31/2022		411,517	1,997
Qatar Government International Bond
4.400% due 04/16/2050		$94,840	118,022
5.103% due 04/23/2048		21,900	29,689
Republic of Greece Government International Bond
3.900% due 01/30/2033	EUR	46,724	67,310
4.000% due 01/30/2037		78,168	124,152
4.200% due 01/30/2042		33,323	57,773
Romania Government International Bond
1.750% due 07/13/2030		141,200	150,457
2.000% due 04/14/2033		56,994	59,265
2.750% due 04/14/2041		66,000	67,307
2.875% due 04/13/2042		132,000	134,927
Russia Government International Bond
6.460% (RUONIA) due 04/24/2024 ~	RUB	30,965,796	411,874
7.150% due 11/12/2025		34,182,840	438,914
7.400% due 12/07/2022		2,570,000	34,082
7.600% due 07/20/2022		4,000,000	53,241
7.950% due 10/07/2026		13,227,572	175,220
Saudi Government International Bond 4.000% due 04/17/2025		$216,820	233,972
Serbia Government International Bond
1.650% due 03/03/2033	EUR	78,100	82,961
3.125% due 05/15/2027		51,212	62,280
South Africa Government International Bond
4.850% due 09/30/2029		$60,300	62,429
5.750% due 09/30/2049		35,000	33,749
7.750% due 02/28/2023	ZAR	720,000	46,509
8.000% due 01/31/2030		525,700	30,529
8.250% due 03/31/2032		218,000	12,331
8.750% due 02/28/2048		315,200	16,546
8.875% due 02/28/2035		156,000	8,808
10.500% due 12/21/2026		16,966,700	1,179,328
Turkey Government International Bond
4.250% due 03/13/2025		$312,100	289,279
4.625% due 03/31/2025	EUR	104,200	117,739
5.250% due 03/13/2030		$258,921	223,491
5.600% due 11/14/2024		187,800	181,538
5.750% due 03/22/2024		45,600	44,671
6.350% due 08/10/2024		145,500	143,478
7.250% due 12/23/2023		172,000	174,538
7.625% due 04/26/2029		324,615	325,279
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		25,400	25,864

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)	8,428	548
7.650% due 04/21/2025 ^(d)	40,703	2,646
8.250% due 10/13/2024 ^(d)	53,077	3,450
9.000% due 05/07/2023 ^(d)	23,441	1,524
9.250% due 09/15/2027 ^(d)	60,703	3,946
9.250% due 05/07/2028 ^(d)	75,546	4,910
11.750% due 10/21/2026 ^(d)	6,260	407
11.950% due 08/05/2031 ^(d)	64,700	4,206

Total Sovereign Issues (Cost $12,670,846)		11,371,309

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
Noble Corp. (e)(k)	4,341,809	107,720
Valaris Ltd. (e)	267,394	9,626

		117,346

FINANCIALS 0.0%
Credit Suisse Group AG	5,526,012	53,805

HEALTH CARE 0.0%
Novasep (e)(k)	118,800	603
NVHL S.A. 'A' (e)(k)	8,220	177
NVHL S.A. 'B' (e)(k)	8,220	177
NVHL S.A. 'C' (e)(k)	8,220	177
NVHL S.A. 'D' (e)(k)	8,220	177
NVHL S.A. 'E' (e)(k)	8,220	178
NVHL S.A. 'F' (e)(k)	8,220	178
NVHL S.A. 'G' (e)(k)	8,220	178
NVHL S.A. 'H' (e)(k)	8,220	178
NVHL S.A. 'I' (e)(k)	8,220	178
NVHL S.A. 'J' (e)(k)	8,220	178

		2,379

INDUSTRIALS 0.0%
Noble Corp.	346,843	8,605
Voyager Aviation Holdings	5,549	0
Westmoreland Mining Holdings LLC (k)	144,947	0

		8,605

Total Common Stocks (Cost $117,154)		182,135

WARRANTS 0.1%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	684,000	470

INFORMATION TECHNOLOGY 0.1%
Windstream Holdings LLC - Exp. 09/21/2055 «	5,118,377	126,813

Total Warrants (Cost $44,078)		127,283

PREFERRED SECURITIES 1.7%
BANKING & FINANCE 0.8%
AGFC Capital Trust 1.874% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	61,159
Banco Santander S.A.
4.125% due 11/12/2027 (i)(j)	600,000	691
4.375% due 01/14/2026 •(i)	25,000,000	29,363
6.750% due 04/25/2022 (i)(j)	3,700,000	4,312
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)	5,245,000	4,768
CaixaBank S.A.
6.000% due 07/18/2022 •(i)(j)	2,600,000	3,045
6.750% due 06/13/2024 (i)(j)	800,000	1,013
Charles Schwab Corp.
4.000% due 06/01/2026 (i)	112,600,000	114,993
4.000% due 12/01/2030 •(i)	10,500,000	10,618
5.000% due 12/01/2027 •(i)	9,000,000	9,347
5.375% due 06/01/2025 •(i)	37,589,000	41,066
Encina Private Credit LLC	24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(i)	87,500	9,209

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Nationwide Building Society 10.250% ~		1,233,257	319,458
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		266,621,200	418,896
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		130,130,000	133,790

			1,161,728

INDUSTRIALS 0.2%
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(i)(m)		199,992,000	198,992
Sequa Corp. (15.000% PIK) 15.000% «(c)		20,423	24,331
Voyager Aviation Holdings LLC 9.500% «		33,294	10,332

			233,655

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		41,201,923	1,074,057

Total Preferred Securities (Cost $2,342,724)			2,469,440

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Uniti Group, Inc.		1,524,129	21,353
VICI Properties, Inc.		11,625,222	350,035

Total Real Estate Investment Trusts (Cost $170,003)			371,388

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (l) 0.1%			76,013

SHORT-TERM NOTES 0.1%
Hazine Mustesarligi Varlik Kiralama AS 5.800% due 02/21/2022		$221,190	221,654

ARGENTINA TREASURY BILLS 0.1%
33.067% due 02/28/2022 - 07/29/2022 (f)(g)	ARS	40,248,276	197,761

ISRAEL TREASURY BILLS 0.1%
(0.192)% due 02/02/2022 - 12/07/2022 (f)(g)	ILS	235,500	75,745

U.S. TREASURY BILLS 0.0%
0.052% due 02/17/2022 - 03/24/2022 (f)(g)		$2,302	2,302

Total Short-Term Instruments (Cost $594,819)			573,475

Total Investments in Securities (Cost $147,238,804)			150,437,926

		SHARES
INVESTMENTS IN AFFILIATES 2.3%
COMMON STOCKS 0.5%
AFFILIATED INVESTMENTS 0.5%
Clear Channel Outdoor Holdings, Inc. (e)		50,862,666	168,355
iHeartMedia, Inc. 'A' (e)		9,028,024	189,950
iHeartMedia, Inc. 'B' «(e)		12,214,441	231,293
Neiman Marcus Group Ltd. LLC «(k)		919,864	134,613

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Sierra Hamilton Holder LLC «(k)	15,369,768	1

		724,212

Total Common Stocks (Cost $704,869)		724,212

SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	274,122,533	2,663,923

Total Short-Term Instruments (Cost $2,695,030)		2,663,923

Total Investments in Affiliates (Cost $3,399,899)		3,388,135

Total Investments 105.3% (Cost $150,638,703)		$153,826,061
Financial Derivative Instruments (n)(p) (0.0)%(Cost or Premiums, net $507,052)		(52,194)
Other Assets and Liabilities, net (5.3)%		(7,663,476)

Net Assets 100.0%		$146,110,391

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	09/24/2020	$1,114,426	$1,074,057	0.74%
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	22,800	22,772	0.02
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 09/29/2021	90,141	90,541	0.06
GHH Holdings Ltd. 0.000% due 12/04/2024	10/10/2018	98,677	98,458	0.07
Hotel (PL Property) Ltd. 0.000% due 02/07/2023	07/09/2018	71,550	72,652	0.05
NVHL S.A. 'A'	03/09/2012	26	177	0.00
NVHL S.A. 'B'	03/09/2012	26	177	0.00
NVHL S.A. 'C'	03/09/2012	26	177	0.00
NVHL S.A. 'D'	03/09/2012	27	177	0.00
NVHL S.A. 'E'	03/09/2012	27	178	0.00
NVHL S.A. 'F'	03/09/2012	27	178	0.00
NVHL S.A. 'G'	03/09/2012	27	178	0.00
NVHL S.A. 'H'	03/09/2012	27	178	0.00
NVHL S.A. 'I'	03/09/2012	27	178	0.00
NVHL S.A. 'J'	03/09/2012	27	178	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	0	0	0.00
Noble Corp.	02/05/2021 - 02/27/2021	57,604	107,720	0.07
Novasep	07/13/2021	7	603	0.00
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	37,868	39,446	0.03
Oracle Corp. 4.100% due 03/25/2061	03/22/2021 - 10/05/2021	47,577	47,019	0.03
Sierra Hamilton Holder LLC	07/31/2017	3,896	1	0.00
Tawny Funding S.A. 0.000% due 03/16/2023	08/28/2018	253,577	207,385	0.14
Westmoreland Mining Holdings LLC	12/08/2014 - 03/26/2019	4,070	0	0.00

$1,802,246	$1,762,430	1.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$76,013	U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028	$(77,533)	$76,013	$76,013

Total Repurchase Agreements	$(77,533)	$76,013	$76,013

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(1.750)%	11/24/2021	TBD(3)	$(2,886)	$(2,880)
BRC	(2.000)	11/24/2021	TBD(3)	(3,446)	(3,438)
(1.150)	09/14/2021	TBD(3)	EUR	(9,557)	(10,843)
(0.750)	09/20/2021	TBD(3)	$(9,174)	(9,154)
(0.750)	09/24/2021	TBD(3)	(9,164)	(9,145)
(0.750)	11/23/2021	TBD(3)	EUR	(9,746)	(11,087)
(0.500)	12/22/2021	TBD(3)	$(8,824)	(8,822)
(0.350)	12/01/2021	TBD(3)	(7,947)	(7,950)
(0.350)	12/01/2021	TBD(3)	(8,779)	(8,782)
6.450	12/22/2021	01/07/2022	ZAR	(298,799)	(18,791)
JML	(1.750)	12/03/2021	TBD(3)	$(1,319)	(1,320)
(1.000)	12/09/2021	01/06/2022	(2,326)	(2,324)
(0.070)	10/28/2021	01/06/2022	(4,752)	(4,751)
(0.070)	11/08/2021	01/10/2022	(11,783)	(11,781)
(0.070)	11/24/2021	01/24/2022	(12,096)	(12,096)
(0.070)	12/03/2021	01/20/2022	(3,474)	(3,474)
NOM	0.000	12/20/2021	01/04/2022	(7,464)	(7,464)
0.050	12/13/2021	TBD(3)	(8,111)	(8,111)
TDM	(0.150)	12/16/2021	TBD(3)	(1,624)	(1,624)

Total Reverse Repurchase Agreements	$(143,837)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

UBS	0.070%	10/22/2021	01/14/2022	$(123)	$(123)
0.070	10/28/2021	01/14/2022	(3,662)	(3,662)
0.070	11/02/2021	01/14/2022	(874)	(875)

Total Sale-Buyback Transactions	$(4,660)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.6)%
Freddie Mac, TBA	4.000%	01/01/2052	$88,800	$(94,655)	$(94,489)
Ginnie Mae, TBA	3.000	02/01/2052	44,550	(45,975)	(46,015)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2052	470,500	(468,503)	(468,039)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	377,800	(384,650)	(384,517)
Uniform Mortgage-Backed Security, TBA	3.000	01/01/2037	29,000	(30,312)	(30,324)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2052	119,406	(125,695)	(125,711)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2037	102,300	(107,879)	(107,436)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2052	3,254,500	(3,464,771)	(3,461,966)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2052	274,925	(292,713)	(292,290)
Uniform Mortgage-Backed Security, TBA	4.000	03/01/2052	252,900	(269,064)	(268,794)

Total Short Sales (3.6)%	$(5,284,217)	$(5,279,581)

(m)	Securities with an aggregate market value of $161,247 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(6,099,409) at a weighted average interest rate of 0.074%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond March Futures	03/2022	17,393	$2,911,081	$(42,994)	$0	$(4,356)
Euro-Bund 10-Year Bond March Futures	03/2022	4	780	(12)	0	(1)
Euro-Buxl 30-Year Bond March Futures	03/2022	3	706	(29)	0	(1)

$(43,035)	$0	$(4,358)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2022	11,965	$(1,211,470)	$881	$13,171	$0
U.S. Treasury 5-Year Note March Futures	03/2022	317	(38,350)	22	0	(22)
U.S. Treasury 10-Year Note March Futures	03/2022	130,698	(17,052,005)	(81,189)	0	(8,169)
U.S. Treasury 30-Year Bond March Futures	03/2022	18,855	(3,025,049)	(22,938)	0	(10,606)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	16,810	(3,313,671)	(18,266)	0	(26,266)
United Kingdom Long Gilt March Futures	03/2022	1,574	(266,098)	923	0	(852)

$(120,567)	$13,171	$(45,915)

Total Futures Contracts	$(163,602)	$13,171	$(50,273)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	0.601	2,200	(304)	62	(242)	0	(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.767%	EUR	25,700	$567	$(117)	$450	$0	$(14)
AT&T, Inc.	1.000	Quarterly	03/20/2022	0.244	$16,600	35	(1)	34	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.411	21,900	278	(15)	263	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.540	2,400	31	13	44	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	14,600	241	8	249	0	(5)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.679	2,300	27	10	37	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.277	51,400	373	11	384	4	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.248	EUR	65,500	435	146	581	6	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.388	$15,000	43	6	49	1	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	22,100	4	119	123	3	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	115,300	418	319	737	0	(19)
Boeing Co.	1.000	Quarterly	12/20/2023	0.655	13,300	100	(4)	96	2	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	7,750	(47)	59	12	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	38,700	(197)	147	(50)	4	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.362	7,800	(44)	359	315	10	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	3.594	2,400	(120)	218	98	4	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.504	EUR	45,400	(261)	(1,351)	(1,612)	0	(48)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.588	9,800	(143)	(292)	(435)	0	(10)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.448	$4,600	121	4	125	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.013	12,900	(79)	76	(3)	1	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.728	7,200	53	44	97	3	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.659	46,550	1,659	(612)	1,047	15	0
Ford Motor Co.	5.000	Quarterly	12/20/2022	0.795	15,000	702	(57)	645	6	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	0.707	400	47	(29)	18	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	0.823	6,600	516	(98)	418	3	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299	72,800	1,061	(24)	1,037	10	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

General Electric Co.	1.000	Quarterly	06/20/2026	0.614	60,700	537	511	1,048	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	31,200	369	132	501	9	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	35,700	7,084	(155)	6,929	51	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.076	9,200	(83)	54	(29)	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2026	0.823	12,400	2,558	(46)	2,512	22	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.319	12,200	85	1	86	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367	EUR	46,500	(7,365)	6,719	(646)	43	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.481	62,400	(6,523)	5,219	(1,304)	93	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.612	77,200	(2,940)	631	(2,309)	65	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	1.716	250,100	(11,724)	2,031	(9,693)	357	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.617	4,900	68	30	98	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.947	8,600	(5)	42	37	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.539	$13,300	302	(29)	273	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582	62,700	1,471	(182)	1,289	5	0

$(10,346)	$13,897	$3,551	$723	$(111)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(5,035)	$39	$(4,996)	$0	$(72)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$34,216	$(791)	$774	$(17)	$3	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	17,578	(612)	588	(24)	3	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	61,288	119	(412)	(293)	10	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	204,591	(509)	(402)	(911)	2	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	79,887	(381)	(136)	(517)	16	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	235,900	(9,920)	(315)	(10,235)	39	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,600	(52)	0	(52)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,048,600	(80,915)	(985)	(81,900)	345	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	8,280	764	(68)	696	11	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	13,240	1,267	(84)	1,183	18	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	1,632,600	140,268	11,056	151,324	2,758	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	7,258,500	661,801	20,334	682,135	13,120	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	295,000	6,568	753	7,321	128	0
iTraxx Asia Ex-Japan 36 5-Year Index	1.000	Quarterly	12/20/2026	321,800	1,942	1,401	3,343	76	0

$719,549	$32,504	$752,053	$16,529	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	845,800	$3,852	$19,303	$23,155	$0	$(6,076)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042	126,300	3,484	8,620	12,104	0	(1,921)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	25,900	(1,675)	2,437	762	0	(662)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	1,880,050	21,016	32,457	53,473	0	(48,818)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	1,037,000,000	0	(1,320)	(1,320)	0	(129)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022		275,310,000	0	(347)	(347)	0	(36)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026		155,370,000	(15,085)	17,843	2,758	1,052	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	1,870	13,055	14,925	2,437	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,945	40,891	51,836	10,172	0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	349,020	0	957	957	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		287,300	0	784	784	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		1,442,780	0	3,907	3,907	2	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		1,458,300	(2)	4,019	4,017	2	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		522,000	0	1,408	1,408	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		221,500	0	594	594	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		943,300	0	2,553	2,553	1	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		852,200	0	2,266	2,266	1	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		180,490	0	480	480	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		264,200	0	701	701	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		2,163,700	(3,206)	5,948	2,742	1	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		2,059,000	(2,791)	(191)	(2,982)	0	(1)
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		2,123,300	(2,714)	(204)	(2,918)	0	(1)
Pay	1-Year BRL-CDI	4.900	Maturity	01/03/2022		67,927,000	2,683	(59,309)	(56,626)	0	(25)
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		1,691,200	36	(3,319)	(3,283)	0	(19)
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	(2,512)	(2,512)	0	(15)
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	(797)	(797)	0	(5)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		14,497,400	(44,891)	(58,902)	(103,793)	0	(203)
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(2,824)	6,408	195	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(19,444)	19,872	435	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(2,562)	5,650	157	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(973)	2,998	45	0
Receive(6)	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	1,684	2,604	0	(39)
Receive(6)	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	33,028	47,241	0	(1,015)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		202,500	676	169	845	3	0
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	11/05/2024		820,000	17,093	863	17,956	46	0
Receive	3-Month USD-LIBOR	0.600	Semi-Annual	12/14/2024		3,976,455	60,613	4,067	64,680	391	0
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/14/2024		10,241,100	3,768	132,361	136,129	952	0
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	12/14/2024		10,221,000	(17,191)	122,663	105,472	896	0
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	12/18/2024		1,460,000	13,856	20,991	34,847	338	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		290,050	(399)	4,823	4,424	0	(37)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		10,329,500	(191,777)	(178,813)	(370,590)	654	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		670,750	(10,308)	13,545	3,237	0	(244)
Pay(6)	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		415,700	(935)	1,332	397	189	0
Receive(6)	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		215,100	0	291	291	0	(100)
Receive(6)	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		761,430	0	1,510	1,510	0	(346)
Receive(6)	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		709,700	0	(1,645)	(1,645)	0	(321)
Receive(6)	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		528,800	0	(290)	(290)	0	(234)
Receive	3-Month USD-LIBOR	0.450	Semi-Annual	03/30/2027		250,200	12,359	(878)	11,481	0	(136)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	12/18/2027		467,500	(353)	23,638	23,285	0	(254)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		147,600	(301)	1,946	1,645	0	(102)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		4,543,974	(253,413)	(14,454)	(267,867)	2,535	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		114,500	0	15	15	0	(77)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		473,000	0	(896)	(896)	0	(319)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		144,696	0	127	127	0	(96)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		226,300	(450)	(1,705)	(2,155)	137	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		1,382,211	19,138	(15,719)	3,419	820	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		224,400	(530)	1,875	1,345	0	(131)
Receive(6)	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		168,023	0	(213)	(213)	0	(98)
Receive	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2030		1,390,000	7,209	88,728	95,937	0	(587)
Receive	3-Month USD-LIBOR	0.711	Semi-Annual	07/28/2030		129,300	(944)	9,269	8,325	0	(56)
Receive	3-Month USD-LIBOR	0.678	Semi-Annual	07/29/2030		122,100	(881)	9,083	8,202	0	(52)
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2030		119,100	(893)	8,987	8,094	0	(49)
Receive	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2030		150,000	0	10,391	10,391	0	(51)
Receive	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2030		150,000	0	9,893	9,893	0	(52)
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2030		150,000	12,469	(1,024)	11,445	0	(52)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		219,500	709	9,476	10,185	0	(84)
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/18/2030		757,500	32,293	21,899	54,192	0	(287)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		177,700	0	5,839	5,839	0	(85)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	04/12/2031		888,400	(5,417)	(6,167)	(11,584)	442	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	05/10/2031		249,975	0	6,512	6,512	0	(125)
Pay	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031		999,900	(78)	(7,980)	(8,058)	520	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	05/11/2031		156,000	0	3,378	3,378	0	(78)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/11/2031		1,000,000	4,671	(8,343)	(3,672)	520	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/12/2031		1,000,000	4,663	(8,345)	(3,682)	515	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		7,845,690	(707,662)	171,579	(536,083)	2,673	(117)
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		235,600	(1,048)	1,595	547	0	(126)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		118,500	(270)	1,690	1,420	0	(63)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		178,300	190	2,125	2,315	0	(94)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		288,000	(1,411)	4,634	3,223	0	(126)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		172,500	(499)	(164)	(663)	76	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		172,200	(405)	249	(156)	92	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		115,100	(328)	184	(144)	61	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		116,200	(312)	256	(56)	62	0
Receive(6)	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		5,207,200	(42,978)	(83,921)	(126,899)	0	(3,519)
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	03/12/2050		1,085,000	8,587	199,969	208,556	0	(4,011)
Receive	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		1,343,300	6,009	243,775	249,784	0	(5,000)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		3,900	845	(321)	524	0	(17)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		66,100	9,691	(5,533)	4,158	0	(308)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		275,500	0	(4,082)	(4,082)	1,320	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,516,800	628,180	(228,587)	399,593	0	(15,861)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		148,100	(3,068)	299	(2,769)	0	(647)
Receive	3-Month ZAR-JIBAR	6.547	Quarterly	03/18/2023	ZAR	734,000	0	(959)	(959)	0	(6)
Pay	3-Month ZAR-JIBAR	5.015	Quarterly	12/10/2025		1,000,000	0	(2,258)	(2,258)	78	0
Pay	3-Month ZAR-JIBAR	5.005	Quarterly	12/11/2025		670,000	0	(1,534)	(1,534)	52	0
Pay	3-Month ZAR-JIBAR	4.990	Quarterly	12/14/2025		670,000	0	(1,567)	(1,567)	52	0
Pay	3-Month ZAR-JIBAR	4.925	Quarterly	12/15/2025		1,060,000	0	(2,636)	(2,636)	82	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		1,829,750	4	(4,891)	(4,887)	141	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		2,769,800	(81)	(7,083)	(7,164)	214	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		8,604,900	(353)	(22,152)	(22,505)	677	0
Pay	3-Month ZAR-JIBAR	4.950	Quarterly	01/27/2026		850,000	0	(2,083)	(2,083)	70	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		3,123,900	(473)	(7,544)	(8,017)	260	0
Pay	3-Month ZAR-JIBAR	5.065	Quarterly	02/09/2026		6,333,500	(775)	(13,436)	(14,211)	543	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		1,083,600	0	(2,558)	(2,558)	93	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		204,100	0	58	58	0	(19)
Receive	3-Month ZAR-JIBAR	6.845	Quarterly	03/18/2026		6,030,000	(1,075)	(9,353)	(10,428)	0	(591)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		625,500	(1)	3,411	3,410	85	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	1,116	1,115	46	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	(71,936)	123,394	0	(203)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(12,129)	16,548	0	(20)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(13,284)	22,278	0	(221)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	15,313	49,365	0	(1,583)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	7,096	39,142	0	(1,323)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	1,105	979	0	(62)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	73,752	83,488	0	(4,152)
Receive	6-Month EUR-EURIBOR	0.330	Annual	03/18/2022	EUR	16,625,500	(36,276)	49,151	12,875	0	(477)
Receive	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		3,407,305	841	(41)	800	0	(112)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023		38,900	0	141	141	3	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		38,100	0	325	325	5	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	0	146	146	5	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	28,938	29,887	2,218	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	2,827	2,881	439	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	0	428	428	17	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	231	231	204	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	956	956	332	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	1,521	1,521	170	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	0	277	277	14	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		9,900	0	169	169	8	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		2,002,390	161,788	(63,101)	98,687	0	(1,697)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,832,300	(10,230)	295,960	285,730	0	(5,021)
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		4,913,200	24,293	214,791	239,084	0	(4,277)
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/05/2030		1,778,300	(1,949)	(37,116)	(39,065)	0	(1,548)
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/13/2030		889,000	8,768	(28,549)	(19,781)	0	(786)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	9,208	9,519	261	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	22,698	2,869	375	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	1,967	1,967	99	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030	120,000	0	1,969	1,969	99	0
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030	120,000	0	2,117	2,117	100	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030	120,000	0	2,368	2,368	101	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030	120,000	0	2,369	2,369	101	0
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030	120,000	0	1,763	1,763	101	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030	120,000	0	2,405	2,405	102	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	2,080,300	(40,940)	63,001	22,061	1,971	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	87,300	8,105	(14,413)	(6,308)	0	(61)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050	626,000	(58,467)	104,891	46,424	383	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	2,557,071	10,675	(22,778)	(12,103)	1,734	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	1,037,000,000	0	(3,784)	(3,784)	0	(62)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	275,310,000	0	(772)	(772)	0	(15)
Pay	28-Day MXN-TIIE	8.300	Lunar	02/10/2022	11,800,000	0	2,649	2,649	156	0
Receive	28-Day MXN-TIIE	6.580	Lunar	03/16/2022	6,000,000	0	(534)	(534)	0	(37)
Receive	28-Day MXN-TIIE	6.610	Lunar	03/16/2022	8,130,000	0	(752)	(752)	0	(51)
Receive	28-Day MXN-TIIE	6.620	Lunar	03/16/2022	2,960,000	0	(277)	(277)	0	(19)
Receive	28-Day MXN-TIIE	6.660	Lunar	03/16/2022	1,000,000	0	(98)	(98)	0	(6)
Pay	28-Day MXN-TIIE	6.150	Lunar	03/23/2022	1,600,000	0	55	55	7	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022	14,473,400	203	3,709	3,912	81	0
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022	1,476,400	0	406	406	7	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022	3,655,300	0	1,117	1,117	22	0
Pay	28-Day MXN-TIIE	4.355	Lunar	06/09/2022	533,000	0	(226)	(226)	0	(5)
Pay	28-Day MXN-TIIE	4.400	Lunar	06/09/2022	650,000	0	(269)	(269)	0	(6)
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022	3,754,900	0	1,403	1,403	35	0
Receive	28-Day MXN-TIIE	4.500	Lunar	06/22/2022	1,750,000	10	755	765	14	0
Receive	28-Day MXN-TIIE	4.558	Lunar	06/23/2022	570,000	0	241	241	4	0
Receive	28-Day MXN-TIIE	4.410	Lunar	06/29/2022	1,200,000	0	568	568	10	0
Pay	28-Day MXN-TIIE	4.490	Lunar	10/12/2022	600,000	0	(519)	(519)	0	(7)
Pay	28-Day MXN-TIIE	4.460	Lunar	10/13/2022	550,000	0	(484)	(484)	0	(6)
Pay	28-Day MXN-TIIE	4.555	Lunar	11/01/2022	575,000	0	(522)	(522)	0	(7)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022	538,600	0	274	274	3	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022	936,700	0	426	426	5	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023	1,673,100	(345)	1,183	838	19	0
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023	44,600,000	78,517	(47,714)	30,803	594	0
Receive	28-Day MXN-TIIE	6.475	Lunar	02/20/2023	2,060,000	0	613	613	0	(9)
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023	2,040,000	0	(2,944)	(2,944)	0	(3)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023	4,080,000	0	(5,768)	(5,768)	0	(5)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	19,244,300	556	(27,422)	(26,866)	0	(23)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023	2,002,100	0	(2,783)	(2,783)	0	(2)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023	2,040,000	0	(2,830)	(2,830)	0	(2)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	12,503,000	(47)	(17,905)	(17,952)	0	(14)
Receive	28-Day MXN-TIIE	4.430	Lunar	03/09/2023	940,000	0	1,402	1,402	1	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/09/2023	4,065,000	0	(5,895)	(5,895)	0	(4)
Pay	28-Day MXN-TIIE	4.600	Lunar	03/09/2023	547,000	0	(761)	(761)	0	0
Receive	28-Day MXN-TIIE	6.413	Lunar	03/09/2023	1,670,000	0	550	550	0	(12)
Receive	28-Day MXN-TIIE	6.420	Lunar	03/15/2023	5,235,000	0	1,890	1,890	0	(29)
Receive	28-Day MXN-TIIE	6.441	Lunar	03/15/2023	4,830,000	0	1,683	1,683	0	(27)
Receive	28-Day MXN-TIIE	6.498	Lunar	03/15/2023	2,000,000	0	631	631	0	(12)
Receive	28-Day MXN-TIIE	6.520	Lunar	03/15/2023	1,400,000	0	423	423	0	(8)
Receive	28-Day MXN-TIIE	6.543	Lunar	03/15/2023	3,400,000	0	984	984	0	(21)
Receive	28-Day MXN-TIIE	6.562	Lunar	03/15/2023	4,485,000	0	1,245	1,245	0	(28)
Receive	28-Day MXN-TIIE	6.590	Lunar	03/15/2023	2,060,000	0	539	539	0	(13)
Receive	28-Day MXN-TIIE	6.595	Lunar	03/15/2023	3,010,000	0	778	778	0	(19)
Pay	28-Day MXN-TIIE	6.960	Lunar	03/17/2023	4,350,000	0	(222)	(222)	34	0
Pay	28-Day MXN-TIIE	6.270	Lunar	03/21/2023	1,000,000	0	(465)	(465)	5	0
Pay	28-Day MXN-TIIE	6.360	Lunar	03/22/2023	100,000	0	(42)	(42)	1	0
Pay	28-Day MXN-TIIE	6.280	Lunar	03/23/2023	3,335,000	0	(1,547)	(1,547)	16	0
Pay	28-Day MXN-TIIE	6.022	Lunar	03/24/2023	5,800,000	9,382	(12,962)	(3,580)	22	0
Pay	28-Day MXN-TIIE	5.930	Lunar	03/27/2023	1,915,000	0	(1,244)	(1,244)	11	0
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023	950,000	0	(664)	(664)	5	0
Pay	28-Day MXN-TIIE	5.730	Lunar	04/03/2023	1,320,000	0	(1,046)	(1,046)	7	0
Pay	28-Day MXN-TIIE	5.790	Lunar	04/04/2023	1,350,000	0	(1,023)	(1,023)	7	0
Pay	28-Day MXN-TIIE	4.660	Lunar	10/11/2023	755,000	0	(1,652)	(1,652)	0	(5)
Receive	28-Day MXN-TIIE	4.565	Lunar	12/07/2023	355,000	0	881	881	3	0
Receive	28-Day MXN-TIIE	4.570	Lunar	12/07/2023	350,000	0	867	867	3	0
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024	1,320,000	0	1,246	1,246	4	0
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024	2,640,000	(6,398)	8,830	2,432	9	0
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024	2,100,000	0	1,924	1,924	7	0
Pay	28-Day MXN-TIIE	7.170	Lunar	03/15/2024	4,450,000	16,135	(16,949)	(814)	0	(3)
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024	1,450,000	0	(1,091)	(1,091)	0	(5)
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024	1,600,000	0	(1,126)	(1,126)	0	(5)
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024	3,000,000	0	(4,112)	(4,112)	0	(13)
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024	2,460,000	0	7,715	7,715	44	0
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024	590,000	0	(1,851)	(1,851)	0	(12)
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024	1,180,000	0	1,464	1,464	15	0
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024	700,000	0	(629)	(629)	0	(8)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		1,870,000	0	(1,524)	(1,524)	0	(20)
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024		580,000	0	(1,840)	(1,840)	0	(11)
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(3,663)	(3,663)	0	(21)
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	1,964	1,964	12	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(12,830)	7,580	0	(48)
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	0	1,518	1,518	17	0
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	0	1,511	1,511	17	0
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	0	1,514	1,514	17	0
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	0	2,128	2,128	24	0
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	0	1,953	1,953	25	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		1,861,100	(125)	(6,181)	(6,306)	0	(35)
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025		628,900	0	(1,997)	(1,997)	0	(10)
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025		1,560,100	0	(4,972)	(4,972)	0	(23)
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	0	(5,455)	(5,455)	0	(28)
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(1,802)	(1,802)	0	(4)
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	41,729	(26,725)	15,004	72	0
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		20,000,000	175,541	(134,177)	41,364	232	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(14,018)	(13,121)	0	(7)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	(1,880)	(1,893)	0	(6)
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	53,601	19,440	44	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	(35)	(35)	0	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	(608)	(608)	0	(2)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	(39)	(39)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	(1,231)	(1,225)	0	(2)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	(1,113)	(959)	0	(2)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	0	8,386	8,386	20	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	(132)	123	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	(13,284)	11,068	(2,216)	13	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(89)	(5,306)	(5,395)	1,020	0
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	400	(4,443)	(4,043)	947	0
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(2,313)	(5,157)	(7,470)	1,838	0
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(605)	(5,856)	(6,461)	1,352	0
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(984)	(5,864)	(6,848)	2,635	0
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	939	1,546	2,485	1,226	0
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(2,878)	2,204	(674)	2,474	0

							$315,061	$900,356	$1,215,417	$52,114	$(115,788)

Total Swap Agreements							$1,018,925	$946,858	$1,965,783	$69,366	$(115,972)

(o)

Securities with an aggregate market value of $3,764,937 and cash of $31,296 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		AUD	16,796		$12,024		$0		$(196)
		01/2022		GBP	804,095		1,065,232		0		(23,146)
		01/2022			$2,092		AUD	2,925	36		0
		01/2022			1,144		CAD	1,455	6		0
		01/2022			1,993,925		EUR	1,761,550	11,599		0
		01/2022			131,480		GBP	98,681	2,089		0
		01/2022			49,213		PEN	200,000	880		0
		01/2022			80,284		RUB	5,965,051	0		(929)
		02/2022		EUR	1,760,562		$1,993,992		0		(11,571)
		02/2022			$3,334		CLP	2,739,792	0		(145)
		02/2022			61,934		INR	4,708,253	1,015		0
		02/2022			441,850		MXN	9,107,125	103		(1,408)
		02/2022			5,933		ZAR	91,133	0		(250)
		02/2022		ZAR	83,192		$5,187		4		0
		03/2022			$455,011		MXN	9,562,257	5,971		0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

	04/2022	PEN	95,000		$22,709	0	(970)
	04/2022		$7,961	DKK	50,399	0	(230)
	04/2022		277,350	MXN	6,069,625	13,533	0
	06/2022	PEN	208,251		$50,585	0	(1,038)
	07/2022		326,121		80,825	235	0
	11/2022		47,789		11,600	0	(87)
	11/2022	ZAR	151,167		9,520	416	0
BPS	01/2022	BRL	1,000,000		173,781	0	(5,752)
	01/2022	CAD	5,571		4,372	0	(32)
	01/2022	GBP	138,189		185,514	0	(1,531)
	01/2022	PEN	21,153		5,290	0	(7)
	01/2022		$6,926	AUD	9,746	164	0
	01/2022		179,195	BRL	1,000,000	338	0
	01/2022		15,828	CNH	101,768	165	0
	01/2022		79,546	EUR	70,391	594	0
	01/2022		79,378	GBP	59,733	1,474	0
	01/2022		708,657	IDR	10,268,007,680	12,709	0
	01/2022		109,721	RUB	8,102,093	0	(1,937)
	02/2022	GBP	441,622		$598,115	395	0
	02/2022		$172,608	BRL	1,000,000	5,704	0
	02/2022		227,517	INR	17,208,613	2,562	0
	02/2022		58,913	MXN	1,234,468	910	0
	02/2022		98,658	ZAR	1,571,305	3	(679)
	03/2022		116,596	MXN	2,467,967	2,381	0
	03/2022	ZAR	4,085,221		$266,930	13,221	0
	04/2022	BRL	1,535,200		277,195	7,848	0
	04/2022		$70,988	INR	5,590,957	2,969	0
	04/2022		475,846	MXN	10,228,598	14,310	0
	05/2022		5,127	ZAR	82,903	0	(20)
	05/2022	ZAR	234,664		$14,842	385	0
	07/2022	BRL	486,700		84,838	1,735	0
	08/2022	ZAR	892,731		55,906	1,550	0
	11/2022		286,432		17,902	652	0
BRC	01/2022	GBP	2,243,534		2,995,859	0	(40,864)
	01/2022	JPY	3,018,440		26,604	363	0
	01/2022		$84,934	GBP	64,344	2,159	0
	01/2022		2,205	PEN	9,149	85	0
	02/2022	JPY	1,866,479		$16,211	0	(18)
	02/2022		$20,721	ZAR	303,382	0	(1,803)
	04/2022		21,994	MXN	476,332	832	0
	11/2022	ZAR	69,033		$4,301	144	0
BSH	04/2022	BRL	1,105,000		201,606	7,736	0
	07/2022		4,397,200		790,659	39,841	0
	10/2022		4,180,800		729,341	34,798	0
CBK	01/2022	PEN	448,117		111,637	515	(1,097)
	01/2022		150,000		37,902	443	0
	01/2022		$26,774	IDR	385,219,015	291	0
	01/2022		83,122	PEN	341,021	2,266	0
	01/2022		204,082	RUB	15,192,936	9	(1,976)
	02/2022	ILS	113,057		$36,009	0	(360)
	02/2022	PEN	168,849		40,991	0	(1,214)
	02/2022		$3,934	MXN	81,248	3	0
	02/2022		43,926	PEN	179,000	850	0
	02/2022		1,699	RUB	126,177	0	(26)
	02/2022		12,338	ZAR	198,822	60	0
	02/2022	ZAR	293,092		$18,526	262	0
	03/2022	PEN	289,166		70,568	0	(1,669)
	03/2022		$109,690	PEN	455,000	3,778	0
	03/2022		165,900	RUB	12,500,453	0	(1,169)
	04/2022	PEN	150,000		$37,365	41	0
	04/2022		$3,656	DKK	23,148	0	(106)
	04/2022		12,468	INR	979,932	494	0
	04/2022		105,062	MXN	2,245,565	2,846	0
	05/2022	PEN	52,017		$12,605	0	(323)
	05/2022		$1,867	PEN	7,635	32	0
	07/2022	PEN	70,000		$17,252	0	(44)
	08/2022		236,167		57,931	45	(410)
	10/2022	ILS	25,113		8,027	0	(102)
	12/2022		72,618		23,417	29	(166)
	12/2022		$20,363	PEN	85,403	493	0
DUB	01/2022	RUB	17,339		$233	3	0
	01/2022		$138,551	CNH	886,182	710	0
	01/2022		2,997	RUB	224,983	0	(4)
	02/2022	ILS	24,818		$7,897	0	(89)
	02/2022	INR	13,095		172	0	(3)
	02/2022		$214,902	INR	16,316,868	3,255	0
	02/2022		542,980	RUB	40,355,924	0	(7,752)
FBF	01/2022	CLP	42,617,092		$50,375	416	0
	03/2022		$49,932	CLP	42,617,092	0	(458)
GLM	01/2022	BRL	3,164,495		$559,582	0	(8,550)
	01/2022	CLP	66,092,615		77,483	3	0
	01/2022	CNH	141,750		22,105	0	(171)
	01/2022	EUR	2,466,219		2,807,462	0	(327)
	01/2022	GBP	370,082		492,387	0	(8,536)
	01/2022	PEN	87,029		21,441	75	(425)
	01/2022		$567,063	BRL	3,164,495	1,069	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

	01/2022		1,730,039	EUR	1,528,005	9,593	0
	01/2022		79,040	GBP	58,629	317	0
	01/2022		368,145	RUB	26,798,874	0	(11,633)
	02/2022	CAD	163,830		$135,701	6,194	0
	02/2022	EUR	1,528,005		1,731,069	0	(9,573)
	02/2022	SEK	29,790		3,381	83	0
	02/2022		$555,733	BRL	3,164,495	8,535	0
	02/2022		197,556	MXN	4,085,887	448	0
	02/2022		654,906	NOK	5,702,560	0	(7,888)
	02/2022		249,774	RUB	18,505,765	0	(4,338)
	02/2022		30,500	ZAR	444,184	0	(2,825)
	02/2022	ZAR	266,858		$16,648	8	0
	03/2022		$76,815	CLP	66,092,615	0	(88)
	03/2022		80,995	RUB	6,124,219	0	(290)
	03/2022		2,142	ZAR	33,704	0	(49)
	03/2022	ZAR	392,424		$25,624	1,253	0
	04/2022	DKK	4,545		710	13	0
	04/2022		$244	INR	19,183	10	0
	05/2022		14,148	ZAR	229,458	0	(11)
	10/2022	BRL	610,000		$106,591	5,254	0
	11/2022	ZAR	208,312		12,977	432	0
HUS	01/2022		$12,809	AUD	17,745	101	0
	01/2022		51,230	CLP	40,000,000	0	(4,338)
	01/2022		160,496	GBP	119,903	1,798	0
	02/2022		7,946	ZAR	122,730	0	(295)
IND	02/2022		65,306	CLP	50,791,367	0	(6,067)
	02/2022		16,620	ZAR	255,651	0	(694)
	02/2022	ZAR	1,605,644		$104,947	4,823	0
	03/2022		$33,512	MXN	700,000	234	0
JPM	01/2022	AUD	25,917		$18,578	0	(278)
	01/2022	CNH	7,623,606		1,190,082	0	(7,945)
	01/2022	GBP	2,988,025		3,988,327	0	(56,098)
	01/2022		$55,594	CLP	43,166,226	0	(4,991)
	01/2022		1,816,819	EUR	1,605,087	10,573	0
	01/2022		2,785	GBP	2,096	52	0
	01/2022		110,920	IDR	1,598,799,723	1,407	0
	01/2022		7,509	PEN	31,130	285	0
	01/2022		7,772	RUB	576,488	0	(103)
	02/2022	EUR	1,605,087		$1,817,895	0	(10,557)
	02/2022		$415,312	INR	31,466,880	5,400	0
	02/2022		1,203	MXN	25,905	52	0
	02/2022	ZAR	410,187		$27,615	2,059	0
	03/2022		$69,643	CLP	57,058,400	0	(3,254)
	03/2022		104	HKD	810	0	0
	03/2022		3,832	RUB	290,158	0	(8)
	03/2022		60,387	ZAR	971,781	0	(36)
	04/2022	BRL	478,200		$84,625	726	0
	04/2022		$19,683	MXN	428,184	836	0
	07/2022	BRL	469,200		$85,384	5,268	0
	10/2022		342,200		59,061	2,213	0
MBC	02/2022		$66,697	INR	5,069,089	1,076	0
	03/2022		116,444	RUB	8,768,957	0	(888)
MYI	01/2022	AUD	112,498		$81,212	0	(637)
	01/2022	BRL	9,014,326		1,590,822	0	(27,549)
	01/2022	EUR	1,701,948		1,929,983	0	(7,684)
	01/2022	GBP	2,205,705		2,937,713	0	(47,806)
	01/2022		$1,598,320	BRL	9,014,326	20,051	0
	01/2022		20,779	GBP	15,543	259	0
	01/2022		372,429	IDR	5,406,917,268	7,427	0
	02/2022		1,012,669	BRL	5,826,633	26,291	0
	02/2022		13,273	CLP	11,137,237	0	(252)
	02/2022		105,458	MXN	2,199,847	1,148	0
	02/2022		149	ZAR	2,411	1	0
	04/2022	BRL	553,000		$100,765	3,743	0
	04/2022	INR	5,496,300		69,750	0	(2,955)
	04/2022		$23,757	DKK	150,518	0	(670)
NAB	01/2022	JPY	285,575		$2,517	34	0
	02/2022		1,437,909		12,489	0	(14)
RBC	01/2022	PEN	25,000		6,152	0	(108)
	02/2022		$7,191	MXN	148,741	17	0
	03/2022		32,884		686,414	207	0
	04/2022		136,939		2,919,271	2,953	0
RYL	02/2022	ZAR	267,795		$17,391	692	0
SCX	01/2022	AUD	6,051		4,314	0	(88)
	01/2022	CNH	2,495,347		388,135	0	(4,001)
	01/2022	GBP	436,239		577,641	0	(12,831)
	01/2022		$17,255	CLP	13,617,694	0	(1,291)
	11/2022	PEN	152,447		$36,809	0	(465)
SOG	04/2022		$19,735	MXN	428,184	784	0
SSB	01/2022	BRL	2,000,000		$352,731	0	(6,335)
	01/2022		$526,326	BRL	2,976,802	8,109	0
	02/2022		172,368		1,000,000	5,944	0
	02/2022		9,647	CLP	7,657,402	0	(715)
TOR	01/2022	AUD	13,367		$9,568	0	(157)
	01/2022	CAD	639,991		506,662	721	0
	01/2022		$503,162	CAD	645,133	6,845	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

01/2022	209,587	MXN	4,322,000	898	0
02/2022	506,662	CAD	640,002	0	(727)
02/2022	ZAR	57,904	$3,782	171	0
03/2022	392,424	25,608	1,237	0
UAG	01/2022	AUD	4,741	3,390	0	(59)
01/2022	CHF	46,593	50,489	0	(649)
01/2022	EUR	919,437	1,046,795	17	0
01/2022	$6,838	AUD	9,549	109	0
01/2022	2,233	NZD	3,276	11	0
01/2022	81,366	RUB	5,909,633	0	(2,749)
02/2022	50,697	CLP	40,000,000	0	(4,044)
02/2022	2,025	MXN	42,958	57	0
03/2022	213,207	RUB	16,123,379	0	(734)
11/2022	ZAR	353,903	$22,556	1,242	0

Total Forward Foreign Currency Contracts	$367,913	$(382,357)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	06/13/2022	75,000	$7,800	$438
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/13/2022	75,000	7,800	14,140
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,314	273
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,314	9,503
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.025	06/20/2022	75,000	8,237	501
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	06/20/2022	75,000	8,238	13,763
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.035	06/24/2022	48,500	5,327	345
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.035	06/24/2022	48,500	5,327	8,810
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.988	02/07/2022	43,400	271	47
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.008	02/07/2022	72,300	329	76
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.048	02/07/2022	72,300	461	61
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,281	273
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,281	9,503

$64,980	$57,733

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	$101.527	02/07/2022	286,500	$2,059	$1,184
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.500	02/07/2022	87,000	598	353
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.102	03/07/2022	185,900	1,336	889
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.938	02/07/2022	128,000	1,085	917
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.078	02/07/2022	258,000	2,016	2,092
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.438	02/07/2022	87,000	612	338
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.156	03/07/2022	58,500	558	294
Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.301	03/07/2022	70,500	474	403
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.789	01/06/2022	64,200	401	162
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.781	02/07/2022	76,700	635	474
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.469	02/07/2022	87,000	625	345
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.410	03/07/2022	72,000	394	413
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.492	03/07/2022	93,000	610	559
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.516	03/07/2022	58,500	457	356

$11,860	$8,779

Total Purchased Options	$76,840	$66,512

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	78,200	$(360)	$(23)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	444,500	(513)	(94)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	420,700	(510)	(258)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	238,900	(331)	(17)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	169,500	(262)	(58)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	190,000	(257)	(135)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	342,400	(395)	(8)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	265,100	(294)	(72)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	617,600	(791)	(379)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	360,100	(1,948)	(107)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	164,400	(946)	(52)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	59,400	(461)	(63)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	170,400	(1,058)	(146)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	131,300	(611)	(259)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	178,100	(246)	(15)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	192,000	(272)	(14)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	366,800	(354)	(170)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	1,023,300	(1,351)	(350)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	257,400	(314)	(77)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	175,900	(190)	(4)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	143,800	(797)	(43)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	222,300	(266)	(51)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	49,500	(243)	(13)
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	91,100	(419)	(27)
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	60,300	(241)	(53)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	341,300	(397)	(14)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	264,400	(293)	(85)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	42,800	(184)	(12)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	212,300	(212)	(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	456,800	(480)	(10)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	86,000	(95)	(28)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	176,200	(201)	(41)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	214,400	(236)	(151)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	199,400	(333)	(122)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	176,200	(220)	(48)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200,400	(303)	(123)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	201,600	(257)	(108)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	71,900	(393)	(21)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	361,800	(446)	(124)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	418,500	(534)	(17)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	176,200	(220)	(41)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	183,200	(348)	(112)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	208,100	(265)	(112)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	272,700	(422)	(194)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	193,300	(227)	(121)

$(19,496)	$(3,978)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	698,471	$(6,985)	$(6,181)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	144,550	$(481)	$(107)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	144,550	(481)	(649)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	28,900	(246)	(74)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	28,900	(246)	(272)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	60,800	(567)	(830)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	60,800	(567)	(293)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	01/14/2022	287,000	(728)	(14)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.425	01/14/2022	287,000	(728)	(600)
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.600	01/24/2022	306,100	(344)	(27)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	01/24/2022	306,100	(344)	(375)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	15,705,300	(31,287)	(15,886)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	15,705,300	(31,287)	(40,078)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.042	01/13/2022	309,600	(813)	(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.443	01/13/2022	309,600	(813)	(484)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.180	02/14/2022	301,850	(815)	(458)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	02/14/2022	301,850	(815)	(688)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	86,750	(197)	(24)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	86,750	(197)	(305)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	144,450	(372)	(211)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	144,450	(372)	(282)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	115,350	(366)	(68)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	115,350	(366)	(102)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	150,100	(796)	(578)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	150,100	(796)	(55)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/16/2022	262,800	(1,886)	(1,652)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	02/16/2022	262,800	(1,886)	(430)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.567	01/24/2022	28,900	(269)	(148)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.867	01/24/2022	28,900	(269)	(201)
MYC	Call - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.200	03/02/2022	682,700	(847)	(403)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.700	03/02/2022	682,700	(847)	(476)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/07/2022	246,000	(526)	(95)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2022	246,000	(526)	(35)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	152,500	(313)	(102)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	152,500	(313)	(32)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	144,500	(235)	(31)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	146,200	(238)	(348)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/18/2022	120,300	(277)	(124)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/18/2022	120,300	(277)	(165)
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.688	02/01/2022	463,700	(748)	(116)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.088	02/01/2022	463,700	(748)	(464)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	109,000	(395)	(434)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	109,000	(395)	(317)

							$(85,019)	$(68,048)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		$98.578	01/06/2022		34,000	$(170)	$(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		100.578	01/06/2022		34,000	(96)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		100.781	01/06/2022		71,250	(117)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		101.234	01/06/2022		93,500	(139)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052		100.285	02/07/2022		159,500	(486)	(370)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052		100.297	02/07/2022		71,000	(250)	(163)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	136,000	(382)	(309)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	96,000	(292)	(193)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	198,500	(481)	(206)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	286,500	(1,141)	(624)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	286,500	(1,477)	(848)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	70,700	(99)	(145)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	34,000	(90)	(81)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	33,750	(190)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	34,000	(191)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	54,750	(261)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	33,750	(126)	(68)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	34,000	(127)	(62)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	54,750	(171)	(45)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	35,000	(131)	(76)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	87,000	(381)	(187)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	87,000	(435)	(253)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	15,700	(17)	(8)
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.102	03/07/2022	185,900	(697)	(291)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.602	03/07/2022	185,900	(988)	(536)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	32,500	(88)	(73)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	33,500	(76)	(64)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	35,000	(156)	(39)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	35,000	(93)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.266	01/06/2022	64,500	(93)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.938	02/07/2022	128,000	(610)	(313)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	34,000	(149)	(86)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.078	02/07/2022	258,000	(1,149)	(745)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.438	02/07/2022	128,000	(770)	(556)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.578	02/07/2022	258,000	(1,492)	(1,301)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	35,000	(128)	(98)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	34,500	(132)	(93)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	34,000	(90)	(37)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	34,000	(117)	(96)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	34,000	(68)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	87,000	(360)	(180)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	87,000	(449)	(243)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	46,500	(80)	(191)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	42,200	(46)	(23)
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.156	03/07/2022	58,500	(334)	(98)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.301	03/07/2022	70,500	(237)	(143)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.656	03/07/2022	58,500	(425)	(179)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.801	03/07/2022	70,500	(325)	(251)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	38,500	(102)	(94)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	33,500	(92)	(75)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	39,300	(80)	(86)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	32,500	(89)	(70)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	34,000	(74)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	55,500	(277)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	36,500	(171)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	100,200	(347)	(41)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.289	01/06/2022	64,200	(301)	(64)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	55,500	(208)	(116)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	34,500	(156)	(41)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	10,000	(30)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	36,500	(103)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	35,750	(57)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	36,000	(90)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	36,000	(69)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.781	02/07/2022	76,700	(347)	(156)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.281	02/07/2022	76,700	(443)	(280)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	44,500	(181)	(119)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	33,700	(111)	(77)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	39,200	(158)	(88)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	43,500	(115)	(97)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	44,500	(141)	(91)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	42,000	(118)	(83)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	34,000	(85)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	29,300	(89)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	36,500	(114)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	29,300	(46)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	36,500	(66)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	87,000	(319)	(183)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	25,500	(86)	(69)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	87,000	(421)	(248)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.410	03/07/2022	72,000	(180)	(243)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.492	03/07/2022	93,000	(291)	(327)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.516	03/07/2022	58,500	(258)	(208)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	26,200	(78)	(98)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	66,500	(203)	(267)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.910	03/07/2022	72,000	(259)	(314)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.992	03/07/2022	93,000	(407)	(424)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.016	03/07/2022	58,500	(334)	(270)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	24,300	(27)	(16)

$(23,525)	$(13,611)

Total Written Options	$(135,025)	$(91,818)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.466%	EUR	5,300	$72	$(155)	$0	$(83)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.466	20,000	169	(483)	0	(314)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.466	10,000	90	(247)	0	(157)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.466	40,000	371	(998)	0	(627)

$702	$(1,883)	$0	$(1,181)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Russia Government International Bond	1.000%	Quarterly	09/20/2024	0.942%	$11,600	$(1,179)	$1,201	$22	$0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.801	15,000	(825)	875	50	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	93,600	(1,733)	3,013	1,280	0
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.131	87,800	443	339	782	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.942	19,860	(2,138)	2,177	39	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.801	15,200	(930)	981	51	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	5.836	28,590	(2,477)	(1,182)	0	(3,659)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.926	7,600	(385)	396	11	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	89,500	(1,546)	581	0	(965)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.758	63,400	(338)	512	174	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	14,900	(152)	43	0	(109)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446	49,600	194	(819)	0	(625)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422	40,400	(653)	1,246	593	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.942	26,300	(2,281)	2,332	51	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.801	11,100	(556)	593	37	0
DUB	Turkey Government International Bond	1.000	Quarterly	06/20/2022	5.544	18,200	(227)	(152)	0	(379)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246	6,900	(222)	183	0	(39)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	87,700	(1,365)	419	0	(946)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	90,000	(1,348)	1,172	0	(176)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.218	700	5	1	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.292	18,600	(164)	366	202	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	50,850	(949)	1,644	695	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	43,000	(358)	1,032	674	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.690	76,300	(1,669)	1,930	261	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.966	354,800	2,224	(1,737)	487	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	15,800	(816)	841	25	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.038	14,500	(459)	454	0	(5)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246	127,400	(3,727)	3,011	0	(716)
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.575	9,285	(141)	163	22	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	12,600	(36)	(56)	0	(92)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	140,750	(2,125)	4,050	1,925	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.690	13,100	(59)	104	45	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.942	14,861	(2,032)	2,061	29	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	148,400	(3,049)	5,078	2,029	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812	21,600	(169)	355	186	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.801	154,200	(9,595)	10,108	513	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	91,000	(5,032)	5,177	145	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	35,400	(184)	739	555	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.686	3,700	(51)	98	47	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	206,800	406	540	946	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.131	13,000	62	54	116	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.785	424,900	(8,072)	9,584	1,512	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.520	175,400	(3,681)	4,573	892	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	23,400	(1,213)	1,250	37	0

							$(58,602)	$65,330	$14,439	$(7,711)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty		Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA		ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$36,968	$(21,508)	$19,910	$0	$(1,598)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	3,967	(2,306)	1,794	0	(512)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	131,745	(3,566)	3,769	203	0
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	7,511	(18)	19	1	0
BRC		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,619	(1,173)	1,220	47	0
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	11,625	(6,806)	6,303	0	(503)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8,723	(310)	323	13	0
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	17,274	(554)	557	3	0
		PRIMEX.ARM.2-AAA Index	4.580	Monthly	12/25/2037	1,524	52	(33)	19	0
CBK		ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	8,467	(4,127)	3,551	0	(576)
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	89,281	(52,064)	48,204	0	(3,860)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	34,890	(1,377)	1,431	54	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	2,169	349	0
DUB		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	16,275	(9,489)	8,785	0	(704)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	13,241	(7,697)	5,986	0	(1,711)
		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	1,523	517	0
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	110,950	(3,074)	3,245	171	0
		CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	188,783	(8,601)	9,630	1,029	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,993	(1,004)	1,085	81	0
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	9,388	(195)	196	1	0
FBF		ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	23,287	(20,698)	15,210	0	(5,488)
		ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	346	(274)	209	0	(65)
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	109,392	(63,735)	59,005	0	(4,730)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	77,363	(43,886)	33,891	0	(9,995)
		CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	360	170	0
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	196,019	(6,580)	6,882	302	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	9,873	1,177	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	62,257	(1,437)	1,943	506	0
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,776	(390)	393	3	0
GST		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	8,290	(2,042)	2,126	84	0
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	56,382	(22,933)	20,495	0	(2,438)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	3,967	(1,464)	952	0	(512)
		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,819)	8,189	3,370	0
		CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	39	31	0
		CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	70,800	109	184	293	0
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	38,445	(628)	687	59	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	661,300	2,375	2,235	4,610	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,563	(8,380)	9,977	1,597	0
		CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,692	187	0
JPM		ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	781	(329)	145	0	(184)
		ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	94	(57)	39	0	(18)
		ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	13	0	(71)
JPS		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	8,171	2,664	0
		CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	98,760	(4,448)	4,986	538	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	39,454	4,104	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	299,791	(2,682)	5,118	2,436	0
MEI		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,541	(1,551)	1,617	66	0
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	5,691	(230)	239	9	0
		CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	47,907	(2,518)	2,779	261	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	10,457	1,014	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,290	(12,394)	13,680	1,286	0
MYC		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	64,248	(10,142)	10,792	650	0
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	18,600	(10,822)	10,018	0	(804)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	9,918	(5,767)	4,486	0	(1,281)
		CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	221,310	36,878	(5,186)	31,692	0
		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	2,051	678	0
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	27,424	(690)	732	42	0
		CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,657	(635)	737	102	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,962	452	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,994	(895)	968	73	0
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	17,556	(647)	650	3	0
SAL		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	5,358	3,794	0
		CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	249	641	0
		CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	747	613	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,543	287	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,695	99	(36)	63	0
UAG		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	40,123	(1,449)	1,511	62	0
		CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,063	(805)	903	98	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,464	362	0

							$(393,839)	$425,656	$66,867	$(35,050)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	1,343,422	$0	$1,017	$1,017	$0
Pay	3-Month CNY-CNREPOFIX	2.460	Quarterly	06/17/2025	344,000	0	288	288	0
Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025	1,025,305	0	1,232	1,232	0
BOA	Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027	$956,100	0	2,729	2,729	0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	CNY	407,000	0	1,144	1,144	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	406,400	0	1,151	1,151	0
GLM	Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027	$2,839,700	(639)	8,257	7,618	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027	1,763,000	(159)	3,318	3,159	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029	611,000	(397)	2,755	2,358	0
MYC	Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027	3,045,800	(624)	6,202	5,578	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	CNY	424,000	0	1,166	1,166	0
Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	2,372	2,270	0

$(1,921)	$31,631	$29,710	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	$23,900	$(6)	$505	$499	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	41,700	(11)	546	535	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	25,300	(6)	463	457	0
Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	16,900	(5)	271	266	0

$(28)	$1,785	$1,757	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	1,842,080	(1.730)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$160,648	$0	$(451)	$0	$(451)
Receive	iShares iBoxx High Yield Corporate Bond ETF	921,040	(1.749)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	79,965	0	268	268	0
Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,334	(1.780)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/01/2022	84,408	0	1,297	1,297	0
Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,333	(1.720)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/15/2022	84,366	0	1,319	1,319	0

$0	$2,433	$2,884	$(451)

Total Swap Agreements	$(453,688)	$524,952	$115,657	$(44,393)

(q)

Securities with an aggregate market value of $200,730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying security has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,797,533	$1,545,960	$5,343,493
Corporate Bonds & Notes
Banking & Finance	0	11,720,883	53,966	11,774,849
Industrials	0	14,136,168	583,154	14,719,322
Utilities	0	5,264,900	0	5,264,900
Convertible Bonds & Notes
Banking & Finance	0	1,873	0	1,873
Industrials	0	44,776	0	44,776
Municipal Bonds & Notes
California	0	68,846	0	68,846
Illinois	0	106,632	0	106,632
Puerto Rico	0	93,154	0	93,154
Texas	0	1,835	0	1,835
U.S. Government Agencies	0	23,467,201	0	23,467,201
U.S. Treasury Obligations	0	15,747,004	0	15,747,004
Non-Agency Mortgage-Backed Securities	0	38,700,698	1,897,255	40,597,953
Asset-Backed Securities	0	17,949,213	161,845	18,111,058
Sovereign Issues	0	11,371,309	0	11,371,309
Common Stocks
Energy	117,346	0	0	117,346
Financials	53,805	0	0	53,805
Health Care	0	0	2,379	2,379
Industrials	0	8,605	0	8,605
Warrants
Industrials	0	0	470	470
Information Technology	0	0	126,813	126,813
Preferred Securities
Banking & Finance	0	1,161,728	0	1,161,728
Industrials	0	198,992	34,663	233,655
Utilities	0	0	1,074,057	1,074,057
Real Estate Investment Trusts
Real Estate	371,388	0	0	371,388
Short-Term Instruments
Repurchase Agreements	0	76,013	0	76,013
Short-Term Notes	0	221,654	0	221,654
Argentina Treasury Bills	0	197,761	0	197,761
Israel Treasury Bills	0	75,745	0	75,745
U.S. Treasury Bills	0	2,302	0	2,302

	$542,539	$144,414,825	$5,480,562	$150,437,926
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	358,305	0	365,907	724,212
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,663,923	0	0	2,663,923

	$3,022,228	$0	$365,907	$3,388,135

Total Investments	$3,564,767	$144,414,825	$5,846,469	$153,826,061

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,279,581)	$0	$(5,279,581)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,171	69,366	0	82,537
Over the counter	0	550,063	19	550,082

	$13,171	$619,429	$19	$632,619
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,210)	(161,035)	0	(166,245)
Over the counter	0	(518,568)	0	(518,568)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

$(5,210)	$(679,603)	$0	$(684,813)

Total Financial Derivative Instruments	$7,961	$(60,174)	$19	$(52,194)

Totals	$3,572,728	$139,075,070	$5,846,488	$148,494,286

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases(1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021(2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,381,335	$707,588	$(456,145)	$(43)	$(2,575)	$(12,959)	$0	$(71,241)	$1,545,960	$(15,417)
Corporate Bonds & Notes
Banking & Finance	53,724	0	(324)	57	0	1,971	0	(1,462)	53,966	1,948
Industrials(3)	4,128	579,839	(217)	0	0	(596)	0	0	583,154	(574)
Non-Agency Mortgage-Backed Securities	1,046,805	1,301,492	(115,105)	2,962	(1,224)	7,219	36,166	(381,060)	1,897,255	4,456
Asset-Backed Securities	176,638	0	(2,485)	(127)	41	(12,222)	0	0	161,845	(12,471)
Common Stocks
Energy	51,242	23,908	0	0	0	32,570	0	(107,720)	0	0
Health Care	0	7	0	0	0	2,372	0	0	2,379	2,372
Industrials	6,942	0	0	0	0	1,664	0	(8,606)	0	(797)
Warrants
Industrials	1,369	0	0	0	0	(899)	0	0	470	(899)
Information Technology	96,635	0	0	0	0	30,178	0	0	126,813	30,178
Preferred Securities
Industrials	27,271	10,908	(783)	0	0	(2,733)	0	0	34,663	(2,733)
Utilities	1,098,444	16,876	(8,438)	0	0	(32,825)	0	0	1,074,057	(32,825)

$3,944,533	$2,640,618	$(583,497)	$2,849	$(3,758)	$13,740	$36,166	$(570,089)	$5,480,562	$26,811
Investments in Affiliates - At Value
Common Stocks
Affiliated Investments	317,835	0	(23,908)	0	0	71,980	0	0	365,907	20,062

Financial Derivative Instruments - Assets
Over the counter	23	12	0	0	(27)	11	0	0	19	(1)

Totals	$4,262,391	$2,640,630	$(607,405)	$2,849	$(3,785)	$85,731	$36,166	$(570,089)	$5,846,488	$46,872

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$570,857	Other Valuation Techniques(4)	—	—	—
790,452	Proxy Pricing	Base Price	95.649 - 100.000	99.534
1,434	Third Party Vendor	Broker Quote	59.500 - 99.375	59.500
183,217	Waterfall Recoverability	Recovery Value	100.000	—
Corporate Bonds & Notes
Banking & Finance	53,966	Proxy Pricing	Base Price	111.395	—
Industrials	3,885	Other Valuation Techniques(4)	—	—	—
579,269	Proxy Pricing	Base Price	96.900 - 100.000	99.691
Non-Agency Mortgage-Backed Securities	30,473	Other Valuation Techniques(4)	—	—	—
16,510	Proxy Pricing	Base Price	$171,806.349	—
1,850,272	Proxy Pricing	Base Price	76.418 - 37,809.957	197.244
Asset-Backed Securities	46,983	Other Valuation Techniques(4)	—	—	—
114,862	Proxy Pricing	Base Price	2.250 - 7,069.430	5,248.487
Common Stocks
Health Care	2,379	Other Valuation Techniques(4)	—	—	—
Warrants
Industrials	470	Other Valuation Techniques(4)	—	—	—
Information Technology	126,813	Comparable Companies	EBITDA Multiple	X	4.375	—
Preferred Securities
Industrials	24,331	Comparable Companies	EBITDA Multiple	X/X	11.700/9.100	—
10,332	Discounted Cash Flow/Comparable Companies	Discount Rate/BV Multiple	%/X	19.850/0.290	—

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2021 (Unaudited)

Utilities	1,074,057	Current Value Model	Purchase Price	$27.048
Investments in Affiliates - At Value
Common Stocks
Affiliated Investments	231,294	Other Valuation Techniques(4)	—	—	—
	134,613	Discounted Cash Flow	Discount Rate	$10.750	—
Financial Derivative Instruments - Assets
Over the counter	19	Other Valuation Techniques(4)	—	—	—
Total	$5,846,488

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Security type updated from Rights to Warrants since prior fiscal year end.
(4)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.0% ¤
CORPORATE BONDS & NOTES 9.7%
BANKING & FINANCE 9.6%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)		$28	$38
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(h)	EUR	200	242
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$513	541
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		600	613
ING Bank NV 2.625% due 12/05/2022		1,200	1,222
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	93,834	13,708
1.500% due 10/01/2050		77,320	11,656
1.500% due 10/01/2053		44,000	6,544
2.000% due 10/01/2053		800	123
2.500% due 10/01/2047		1	0
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,118
4.519% due 06/25/2024 •		700	733
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	32,996	4,830
1.000% due 10/01/2053		3,600	520
1.500% due 10/01/2053		60,800	9,036
2.000% due 10/01/2053		3,000	463
Nykredit Realkredit A/S
1.000% due 10/01/2050		173,974	25,422
1.000% due 10/01/2053		24,100	3,470
1.500% due 10/01/2053		394,631	58,631
2.000% due 10/01/2053		33,300	5,040
2.500% due 10/01/2047		2	0
Realkredit Danmark A/S
1.000% due 10/01/2050		149,800	21,855
1.000% due 10/01/2053		17,300	2,484
1.500% due 10/01/2050		13,904	2,096
1.500% due 10/01/2053		199,754	29,637
2.000% due 10/01/2053		2,200	332
2.500% due 04/01/2047		10	2
UniCredit SpA 7.830% due 12/04/2023		$5,050	5,633

			205,989

INDUSTRIALS 0.1%
eBay, Inc. 2.750% due 01/30/2023		700	716
ERAC USA Finance LLC 2.700% due 11/01/2023		100	102
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		100	103
VMware, Inc. 3.900% due 08/21/2027		200	218

			1,139

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	470
Tampa Electric Co. 2.600% due 09/15/2022		100	101

			571

Total Corporate Bonds & Notes (Cost $214,752)			207,699

U.S. GOVERNMENT AGENCIES 7.6%
Ginnie Mae 0.382% due 08/20/2068 •		1,181	1,163
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052		24,752	25,985

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

4.000% due 01/01/2052 - 02/01/2052		126,690	134,733

Total U.S. Government Agencies (Cost $162,391)			161,881

U.S. TREASURY OBLIGATIONS 48.1%
U.S. Treasury Bonds
3.000% due 05/15/2045		320	383
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (j)(l)		94,787	96,174
0.125% due 01/15/2023 (l)(n)		8,112	8,379
0.125% due 10/15/2024		24,659	26,344
0.125% due 04/15/2025 (l)		17,243	18,450
0.125% due 04/15/2026 (j)		10,759	11,616
0.125% due 07/15/2026		26,001	28,240
0.125% due 10/15/2026 (j)		34,420	37,447
0.125% due 01/15/2030		6,451	7,166
0.125% due 07/15/2030		11,879	13,301
0.125% due 01/15/2031		23,209	26,007
0.125% due 07/15/2031 (j)		216,128	243,153
0.125% due 02/15/2051		21,123	25,072
0.250% due 07/15/2029		51,142	57,342
0.375% due 07/15/2025 (l)		10,615	11,533
0.375% due 01/15/2027		11,315	12,451
0.375% due 07/15/2027		7,441	8,260
0.500% due 04/15/2024		29,713	31,679
0.500% due 01/15/2028		5,944	6,654
0.625% due 01/15/2024 (l)(n)		5,974	6,359
0.625% due 01/15/2026		51,330	56,393
0.625% due 02/15/2043 (n)		4,067	5,063
0.750% due 07/15/2028		33,017	37,833
0.750% due 02/15/2042 (n)		686	868
0.750% due 02/15/2045		11,466	14,782
0.875% due 01/15/2029		20,339	23,535
0.875% due 02/15/2047		4,171	5,644
1.000% due 02/15/2046		44,669	61,143
1.000% due 02/15/2048		12,454	17,496
1.375% due 02/15/2044		20,712	29,603
2.000% due 01/15/2026 (l)		5,125	5,932
2.125% due 02/15/2040		4,569	7,002
2.125% due 02/15/2041		15,285	23,690
2.375% due 01/15/2025		45,669	52,021
2.500% due 01/15/2029		11,454	14,651
3.375% due 04/15/2032		47	70

Total U.S. Treasury Obligations (Cost $965,417)			1,031,736

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Alliance Bancorp Trust 0.342% due 07/25/2037 •		577	554
Banc of America Alternative Loan Trust
0.752% due 12/25/2035 ^•		441	362
6.000% due 06/25/2046		373	372
Banc of America Mortgage Trust
2.407% due 11/25/2035 ^~		63	61
2.491% due 06/25/2035 ~		57	54
2.972% due 08/25/2035 ^~		63	64
BCAP LLC Trust 2.865% due 04/26/2036 ~		303	272
Bear Stearns Adjustable Rate Mortgage Trust 3.004% due 07/25/2036 ^~		111	109
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034		1,002	1,022
Countrywide Alternative Loan Trust
0.299% due 12/20/2046 ^•		167	148
0.322% due 06/25/2046 «•		2	0
2.584% due 10/25/2035 ^~		18	17
5.500% due 11/25/2035 ^		33	32
5.500% due 01/25/2036		180	143
6.000% due 08/25/2036 ^•		87	68
6.000% due 04/25/2037 ^		291	216
6.000% due 04/25/2037		718	723
6.250% due 11/25/2036 ^		79	72
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •		222	209
6.000% due 03/25/2037 ^		542	388
6.000% due 05/25/2037 ^		357	226
6.000% due 07/25/2037 ^		1,070	749
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.402% due 04/25/2037 •		446	317
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ		200	198
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		54	32
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	284	317

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

GSR Mortgage Loan Trust
2.851% due 09/25/2035 ~		$10	11
6.000% due 11/25/2035 ^		331	191
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	3,145	4,270
IndyMac IMSC Mortgage Loan Trust 0.462% due 07/25/2047 •		$417	329
JP Morgan Mortgage Trust 2.628% due 06/25/2035 ~		3	4
Lehman Mortgage Trust 5.146% due 01/25/2036 ^~		183	188
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•		417	30
Morgan Stanley Mortgage Loan Trust 2.185% due 06/25/2036 ~		66	70
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		2,764	2,946
New York Mortgage Trust 2.684% due 05/25/2036 ^~		69	64
Residential Asset Securitization Trust
0.502% due 05/25/2035 •		385	274
0.502% due 01/25/2046 ^•		938	340
5.750% due 02/25/2036 ^		180	104
6.250% due 11/25/2036 ^		169	92
6.500% due 06/25/2037		11,409	4,112
Sequoia Mortgage Trust 0.504% due 07/20/2036 •		974	910
Structured Asset Mortgage Investments Trust
0.522% due 05/25/2036 •		278	246
0.542% due 05/25/2036 •		341	335
0.662% due 02/25/2036 ^•		437	421
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	2,315	3,158
WaMu Mortgage Pass-Through Certificates Trust
2.368% due 09/25/2033 ~		$5	5
2.559% due 11/25/2036 ^~		277	277
2.833% due 10/25/2035 ~		674	684
3.051% due 02/25/2037 ^~		46	46
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		314	281

Total Non-Agency Mortgage-Backed Securities (Cost $27,036)			26,113

ASSET-BACKED SECURITIES 6.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.882% due 05/25/2034 •		1,142	1,143
Argent Securities Trust 0.422% due 05/25/2036 •		1,556	551
Babson Euro CLO DAC 0.272% due 10/25/2029 •	EUR	55	62
Bear Stearns Asset-Backed Securities Trust 0.732% due 02/25/2036 •		$2,652	2,648
Benefit Street Partners CLO Ltd. 1.152% due 01/17/2032 •		1,300	1,302
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		199	200
Citigroup Mortgage Loan Trust 0.182% due 01/25/2037 •		259	227
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2036 •		2,300	2,260
Countrywide Asset-Backed Certificates
0.242% due 07/25/2037 •		329	317
0.302% due 09/25/2037 •		83	79
0.332% due 05/25/2037 •		1,100	1,069
0.352% due 03/25/2037 •		2,200	2,142
1.302% due 10/25/2035 •		2,296	2,284
5.805% due 04/25/2036 ^~		63	61
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ		423	155
Elevation CLO Ltd. 1.080% due 10/25/2030 •		5,300	5,292
First Franklin Mortgage Loan Trust 0.807% due 11/25/2036 •		2,600	2,573
Fremont Home Loan Trust
0.237% due 10/25/2036 •		224	216
0.252% due 10/25/2036 •		4,584	2,647
0.342% due 10/25/2036 •		2,519	1,484
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	3,000	3,419
GSAMP Trust 0.422% due 05/25/2046 •		$31	31
Home Equity Asset Trust 0.542% due 02/25/2036 •		4,820	4,821
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		354	309

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

IndyMac INDB Mortgage Loan Trust 0.242% due 07/25/2036 •		820	309
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		87	86
Lehman XS Trust
0.422% due 05/25/2036 •		787	895
4.546% due 06/25/2036 þ		849	920
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		603	603
Long Beach Mortgage Loan Trust 0.702% due 01/25/2036 •		1,436	1,398
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •	EUR	5,600	6,376
Magnetite Ltd. 1.023% due 11/15/2028 •		$5,600	5,595
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	403	459
MASTR Asset-Backed Securities Trust
0.582% due 06/25/2036 •		$238	127
0.672% due 01/25/2036 •		3,419	3,397
Morgan Stanley ABS Capital, Inc. Trust
0.172% due 10/25/2036 •		1,656	969
0.212% due 10/25/2036 •		19	12
0.232% due 10/25/2036 •		999	949
0.402% due 06/25/2036 •		1,345	886
Morgan Stanley Mortgage Loan Trust
0.562% due 02/25/2037 •		173	63
6.226% due 10/25/2036 ^þ		204	86
NovaStar Mortgage Funding Trust 0.442% due 11/25/2036 •		170	74
Octagon Investment Partners Ltd. 1.156% due 02/14/2031 •		4,900	4,895
OSD CLO Ltd. 0.877% due 04/17/2031 •		5,000	5,000
OZLM Ltd. 1.185% due 05/16/2030 •		800	800
Palmer Square CLO Ltd. 1.124% due 10/17/2031 •		3,400	3,396
Palmer Square Loan Funding Ltd. 1.102% due 04/20/2027 •		1,480	1,480
Rad CLO Ltd. 1.321% due 07/24/2032 •		6,000	6,000
Renaissance Home Equity Loan Trust 1.202% due 09/25/2037 •		5,549	3,015
Residential Asset Securities Corp. Trust
0.352% due 11/25/2036 ^•		4,140	4,102
0.582% due 08/25/2036 •		582	544
Securitized Asset-Backed Receivables LLC Trust
0.422% due 07/25/2036 •		2,146	1,032
0.602% due 05/25/2036 •		847	583
Sound Point CLO Ltd. 1.024% due 01/23/2029 •		3,600	3,600
Soundview Home Loan Trust
0.162% due 11/25/2036 •		130	52
0.507% due 12/25/2036 •		1,500	1,478
0.662% due 05/25/2036 •		371	370
Specialty Underwriting & Residential Finance Trust 0.262% due 09/25/2037 •		10,215	6,857
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •		1,200	1,200
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		470	470
Stratus CLO Ltd. 1.080% due 12/28/2029 •		5,000	5,000
Structured Asset Investment Loan Trust 0.822% due 10/25/2035 •		2,409	2,392
Structured Asset Securities Corp. Mortgage Loan Trust 1.599% due 04/25/2035 •		14	14
Symphony CLO Ltd. 1.004% due 04/15/2028 •		195	195
Telos CLO Ltd. 1.072% due 04/17/2028 •		113	113
TICP CLO Ltd. 0.972% due 04/20/2028 •		461	461
Toro European CLO DAC
0.810% due 02/15/2034 •	EUR	5,600	6,376
0.920% due 01/12/2032 •		3,800	4,331
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~		$3,138	3,178
Venture CLO Ltd.
1.004% due 04/15/2027 •		571	571
1.004% due 07/15/2027 •		282	282
1.032% due 10/20/2028 •		558	558
Vibrant CLO Ltd. 1.240% due 07/20/2032 •		4,500	4,502

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

Wind River CLO Ltd. 0.994% due 10/15/2027 •		4	4

Total Asset-Backed Securities (Cost $128,241)			131,347

SOVEREIGN ISSUES 15.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		869	283
1.125% due 07/09/2035 þ		570	175
15.500% due 10/17/2026	ARS	2,720	5
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		4,165	21
Australia Government International Bond
1.250% due 02/21/2022	AUD	19,750	14,391
3.000% due 09/20/2025		8,157	6,868
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,400	32
France Government International Bond
0.100% due 03/01/2026 (e)	EUR	17,316	21,665
0.250% due 07/25/2024 (e)		43,544	53,344
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		58,122	71,925
1.400% due 05/26/2025 (e)		33,889	41,928
Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	1,464,094	13,231
0.100% due 03/10/2028 (e)		2,041,652	18,370
0.100% due 03/10/2029 (e)		5,473,591	49,463
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,080
6.150% due 08/12/2032		7,700	1,942
Qatar Government International Bond 3.875% due 04/23/2023		$2,200	2,289
Saudi Government International Bond 4.000% due 04/17/2025		3,710	4,003
United Kingdom Gilt
0.125% due 08/10/2028 (e)	GBP	1,688	2,842
1.875% due 11/22/2022 (e)		20,410	29,417

Total Sovereign Issues (Cost $335,146)			333,274

		SHARES
COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.0%
Hilton Worldwide Holdings, Inc. (b)		1,851	289
Marriott International, Inc. 'A' (b)		1,851	306

			595

ENERGY 0.2%
Cheniere Energy, Inc.		31,827	3,228
ONEOK, Inc.		34,056	2,001

			5,229

HEALTH CARE 0.1%
Arena Pharmaceuticals, Inc. (b)		22,147	2,058
Change Healthcare, Inc. (b)		50,430	1,078

			3,136

INFORMATION TECHNOLOGY 0.3%
Nuance Communications, Inc. (b)		27,345	1,513
Rogers Corp. (b)		7,394	2,019
Vonage Holdings Corp. (b)		98,716	2,052

			5,584

MATERIALS 0.1%
GCP Applied Technologies, Inc. (b)		65,017	2,058

UTILITIES 0.1%
PNM Resources, Inc.		23,899	1,090

Total Common Stocks (Cost $16,331)			17,692

MASTER LIMITED PARTNERSHIPS 0.2%
ENERGY 0.2%
Enterprise Products Partners LP		73,242	1,609
Plains All American Pipeline LP		86,112	804
Energy Transfer LP		134,765	1,109

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

Total Master Limited Partnerships (Cost $5,956)	3,522

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 5.250% due 09/29/2023 •(f)(h)	400,000	478
Bank of America Corp. 5.875% due 03/15/2028 •(f)	670,000	746

Total Preferred Securities (Cost $1,086)	1,224

REAL ESTATE INVESTMENT TRUSTS 5.9%
REAL ESTATE 5.9%
Agree Realty Corp.	9,386	670
Alexandria Real Estate Equities, Inc.	11,939	2,662
American Assets Trust, Inc.	21,977	825
American Campus Communities, Inc.	18,032	1,033
American Homes 4 Rent 'A'	75,312	3,284
American Tower Corp.	14,541	4,253
Americold Realty Trust	38,840	1,274
Apartment Income REIT Corp.	33,750	1,845
AvalonBay Communities, Inc.	19,800	5,001
Boston Properties, Inc.	12,995	1,497
Camden Property Trust	11,067	1,977
Crown Castle International Corp.	4,589	958
CubeSmart	11,446	651
Digital Realty Trust, Inc.	21,290	3,766
Duke Realty Corp.	53,004	3,479
Equinix, Inc.	1,783	1,508
Equity LifeStyle Properties, Inc.	49,272	4,319
Equity Residential	49,036	4,438
Essential Properties Realty Trust, Inc.	11,816	341
Essex Property Trust, Inc.	4,006	1,411
Extra Space Storage, Inc.	4,813	1,091
First Industrial Realty Trust, Inc.	25,778	1,707
Gaming and Leisure Properties, Inc.	38,956	1,896
Healthcare Realty Trust, Inc.	32,742	1,036
Healthpeak Properties, Inc.	32,384	1,169
Host Hotels & Resorts, Inc. (b)	116,851	2,032
Hudson Pacific Properties, Inc.	28,060	693
Invitation Homes, Inc.	163,998	7,436
Kilroy Realty Corp.	10,310	685
Kimco Realty Corp.	20,181	497
Life Storage, Inc.	7,782	1,192
Medical Properties Trust, Inc.	71,893	1,699
MGM Growth Properties LLC	131,496	5,372
Mid-America Apartment Communities, Inc.	6,303	1,446
Monmouth Real Estate Investment Corp.	98,697	2,074
Prologis, Inc.	64,672	10,888
Public Storage	19,053	7,137
Regency Centers Corp.	8,363	630
Retail Opportunity Investments Corp.	19,884	390
Rexford Industrial Realty, Inc.	18,955	1,537
Ryman Hospitality Properties, Inc. (b)	12,900	1,186
SBA Communications Corp.	8,679	3,376
Simon Property Group, Inc.	36,497	5,831
SITE Centers Corp.	34,410	545
Sun Communities, Inc.	27,872	5,852
Sunstone Hotel Investors, Inc. (b)	36,142	424
Terreno Realty Corp.	11,470	978
UDR, Inc.	25,359	1,521
Ventas, Inc.	28,585	1,461
VICI Properties, Inc.	123,348	3,714
Vornado Realty Trust	27,538	1,153
Welltower, Inc.	37,083	3,181
WP Carey, Inc.	22,047	1,809

Total Real Estate Investment Trusts (Cost $87,669)	126,830

OUNCES
COMMODITIES 3.1%
- Gold Warehouse Receipts	0.000	0	61,061	63,032

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

- Silver Warehouse Receipts	0.000	0	2,928	3,122

Total Commodities (Cost $63,989)	66,154

SHORT-TERM INSTRUMENTS 8.7%
REPURCHASE AGREEMENTS (i) 0.1%	3,124

U.S. TREASURY BILLS 8.2%
0.045% due 01/18/2022 - 04/28/2022 (a)(c)(d)(l)(n)	$176,200	176,183

PRINCIPAL AMOUNT (000s)
U.S. TREASURY CASH MANAGEMENT BILLS 0.4%
0.058% due 03/01/2022 - 03/29/2022 (c)(d)(n)	8,800	8,800

Total Short-Term Instruments (Cost $188,107)	188,107

Total Investments in Securities (Cost $2,196,121)	2,295,579

SHARES
INVESTMENTS IN AFFILIATES 4.9%
MUTUAL FUNDS 4.9% (g)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	13,357,946	104,726

Total Mutual Funds (Cost $120,792)	104,726

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,621	142

Total Short-Term Instruments (Cost $142)	142

Total Investments in Affiliates (Cost $120,934)	104,868

Total Investments 111.9% (Cost $2,317,055)	$2,400,447
Financial Derivative Instruments (k)(m) 0.8%(Cost or Premiums, net $2,411)	17,756
Other Assets and Liabilities, net (12.7)%	(272,263)

Net Assets 100.0%	$2,145,940

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$3,124	U.S. Treasury Notes 1.250% due 03/31/2028	$(3,187)	$3,124	$3,124

Total Repurchase Agreements	$(3,187)	$3,124	$3,124

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	0.090%	12/01/2021	01/03/2022	$(16,735)	$(16,737)
0.090	12/06/2021	01/04/2022	(12,751)	(12,752)
GRE	0.120	12/07/2021	01/07/2022	(13,340)	(13,341)
JPS	(0.020)	12/15/2021	01/05/2022	(14,464)	(14,463)
0.070	12/28/2021	01/04/2022	(23,613)	(23,613)
0.100	12/21/2021	01/04/2022	(3,210)	(3,210)

Total Reverse Repurchase Agreements	$(84,116)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.030%	12/16/2021	01/06/2022	$(3,058)	$(3,058)
0.030	12/23/2021	01/06/2022	(3,505)	(3,505)
GSC	0.090	12/31/2021	01/03/2022	(10,034)	(10,034)
NOM	0.080	12/30/2021	01/03/2022	(2,660)	(2,660)
TDL	0.080	12/31/2021	01/03/2022	(16,149)	(16,149)

Total Sale-Buyback Transactions	$(35,406)

(j)	Securities with an aggregate market value of $35,450 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(58,871) at a weighted average interest rate of 0.004%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	1,446	$412,288	$(402)	$0	$(41)
Australia Government 10-Year Bond March Futures	03/2022	15	1,519	(2)	0	(16)
California Carbon Allowance Vintage December Futures	12/2022	1,374	46,194	5,128	508	0
Call Options Strike @ EUR 113.500 on Euro-Schatz Bond March 2022 Futures(1)	02/2022	2,347	13	(2)	0	0
Call Options Strike @ EUR 113.700 on Euro-Schatz Bond March 2022 Futures(1)	02/2022	2,095	12	(2)	0	0
Euro-Bund 10-Year Bond March Futures	03/2022	507	98,918	(586)	0	(73)
Gold 100 oz. February Futures	02/2022	85	15,543	44	42	0
ICE Carbon Emissions Future March Futures	03/2022	33	3,014	741	17	(8)
Iron Ore March Futures	03/2022	472	5,676	1,161	108	0
U.S. Treasury 5-Year Note March Futures	03/2022	3,150	381,076	(124)	205	(3)
U.S. Treasury 10-Year Note March Futures	03/2022	1,153	150,430	(107)	64	0

$5,849	$944	$(141)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	226	$(18,769)	$(26)	$45	$0
Euro-Bobl March Futures	03/2022	865	(131,215)	1,024	39	0
Euro-BTP Italy Government Bond March Futures	03/2022	203	(31,065)	544	36	0
Euro-Buxl 30-Year Bond March Futures	03/2022	570	(134,163)	6,603	222	0
Euro-Schatz March Futures	03/2022	7,196	(917,822)	1,009	2	(38)
Japan Government 10-Year Bond March Futures	03/2022	64	(84,341)	245	145	0
Silver March Futures	03/2022	27	(3,153)	251	0	(39)
U.S. Treasury 2-Year Note March Futures	03/2022	12	(2,618)	1	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	1,147	(167,964)	(2,997)	0	(305)
U.S. Treasury 30-Year Bond March Futures	03/2022	90	(14,439)	10	0	(50)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	634	(124,977)	(210)	0	(991)
United Kingdom Long Gilt March Futures	03/2022	272	(45,984)	205	12	(78)

$6,659	$501	$(1,502)

Total Futures Contracts	$12,508	$1,445	$(1,643)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(2)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

Barclays Bank PLC	(1.000)%	Quarterly	12/20/2022	0.248%	EUR	800	$6	$1	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
Variation Margin(2)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$5,452	$(137)	$113	$(24)	$0	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,046	(64)	51	(13)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	6,100	(201)	(64)	(265)	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	8,500	(304)	(36)	(340)	2	0

$(706)	$64	$(642)	$3	$0

INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/21/2023	GBP	191,300	$(95)	$(225)	$(320)	$49	$0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

Pay(8)	1-Day GBP-SONIO Compounded-OIS	1.184	Annual	03/21/2023		96,300	0	21	21	25	0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	1.013	Annual	03/20/2024		191,300	62	374	436	0	(3)
Receive(8)	1-Day GBP-SONIO Compounded-OIS	1.248	Annual	03/20/2024		96,300	0	70	70	0	(1)
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		29,600	934	(101)	833	0	(161)
Pay(8)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	385,260	0	0	0	0	0
Pay(8)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/18/2022		13,680	0	0	0	0	0
Receive(8)	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		13,680	(4)	2	(2)	0	0
Receive(8)	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	53	(94)	4	0
Receive(8)	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$1,400	(29)	2	(27)	0	(1)
Receive(8)	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,400	(34)	7	(27)	0	(1)
Receive(8)	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	26	(28)	(2)	0	0
Receive(8)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		27,500	0	(207)	(207)	0	(14)
Receive(8)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		14,700	0	(110)	(110)	0	(8)
Pay(8)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		5,700	0	268	268	28	0
Pay(8)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		3,000	0	79	79	15	0
Pay(8)	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	385,260	0	(1)	(1)	0	0
Pay(8)	6-Month JPY-LIBOR	0.000	Semi-Annual	06/18/2022		13,680	0	0	0	0	0
Receive(8)	CPTFEMU	0.090	Maturity	05/15/2022	EUR	8,600	21	517	538	4	0
Receive(8)	CPTFEMU	0.330	Maturity	07/15/2022		3,300	11	192	203	1	0
Pay(8)	CPTFEMU	1.380	Maturity	03/15/2031		23,900	(174)	(2,510)	(2,684)	0	(122)
Pay(8)	CPURNSA	2.155	Maturity	01/19/2022		18,800	0	(829)	(829)	0	0
Pay(8)	CPURNSA	2.180	Maturity	01/19/2022		22,100	0	(969)	(969)	0	0
Pay(8)	CPURNSA	2.200	Maturity	01/21/2022		12,500	0	(550)	(550)	0	0
Pay(8)	CPURNSA	2.170	Maturity	02/01/2022		5,800	0	(269)	(269)	0	0
Pay(8)	CPURNSA	2.200	Maturity	02/05/2022		600	0	(28)	(28)	0	0
Receive(8)	CPURNSA	2.069	Maturity	07/15/2022		1,800	(51)	146	95	0	0
Receive(8)	CPURNSA	2.210	Maturity	02/05/2023		10,870	(453)	951	498	0	(25)
Receive(8)	CPURNSA	2.263	Maturity	05/09/2023		1,820	(89)	168	79	0	(1)
Receive(8)	CPURNSA	2.281	Maturity	05/10/2023		5,590	(278)	506	228	0	(14)
Receive(8)	CPURNSA	2.314	Maturity	02/26/2026		13,700	0	997	997	0	(12)
Receive(8)	CPURNSA	2.419	Maturity	03/05/2026		15,300	0	1,030	1,030	0	(9)
Receive(8)	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	527	527	0	(6)
Receive(8)	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	238	238	0	(3)
Receive(8)	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	494	494	0	(4)
Receive(8)	CPURNSA	2.690	Maturity	06/01/2026		600	0	29	29	0	0
Pay(8)	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(715)	(310)	8	0
Pay(8)	CPURNSA	2.352	Maturity	05/09/2028		1,820	167	(280)	(113)	2	0
Pay(8)	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(421)	(168)	3	0
Pay(8)	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(861)	(342)	6	0
Receive(8)	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	44	44	0	(2)
Pay(8)	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,104)	(649)	17	0
Pay(8)	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(204)	(149)	3	0
Pay(8)	CPURNSA	1.280	Maturity	05/19/2030		4,500	(154)	(706)	(860)	14	0
Pay(8)	UKRPI	3.850	Maturity	09/15/2024	GBP	6,500	477	(616)	(139)	69	0
Pay(8)	UKRPI	3.330	Maturity	01/15/2025		82,700	2,084	(8,031)	(5,947)	900	0
Pay(8)	UKRPI	3.513	Maturity	09/15/2028		3,900	225	(536)	(311)	50	0
Pay(8)	UKRPI	3.593	Maturity	11/15/2028		2,670	194	(371)	(177)	33	0
Pay(8)	UKRPI	3.595	Maturity	11/15/2028		1,400	102	(194)	(92)	17	0
Pay(8)	UKRPI	3.633	Maturity	12/15/2028		2,800	224	(396)	(172)	31	0
Pay(8)	UKRPI	3.475	Maturity	08/15/2030		20,700	255	(3,474)	(3,219)	245	0
Pay(8)	UKRPI	3.750	Maturity	04/15/2031		11,720	3	(1,505)	(1,502)	84	0
Pay(8)	UKRPI	4.140	Maturity	10/15/2031		11,600	(137)	(164)	(301)	116	0
Pay(8)	UKRPI	3.566	Maturity	03/15/2036		14,270	(93)	(2,304)	(2,397)	107	0

							$4,734	$(20,994)	$(16,260)	$1,831	$(387)

Total Swap Agreements							$4,033	$(20,928)	$(16,895)	$1,834	$(387)

(l)

Securities with an aggregate market value of $23,865 and cash of $ 9,745 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Future styled option.
(2)	Unsettled variation margin asset of $110 and liability of $(39) for closed futures and unsettled variation margin liability of $(71) for closed swap agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	GBP	657		$878	$0	$(11)
	01/2022	PEN	15,720		3,796	0	(140)
	01/2022		$1,087	CNY	7,000	13	0
	01/2022		2,008	CZK	43,201	0	(34)
	01/2022		1,038	GBP	786	26	0
	01/2022		170	RUB	12,640	0	(2)
	01/2022		851	TWD	23,478	0	(3)
	02/2022		2,806	ILS	8,726	1	0
	02/2022		3,721	INR	280,548	30	0
	02/2022		2,335	PLN	8,948	0	(122)
	03/2022	MXN	108		$5	0	0
	03/2022		$2,415	MXN	50,150	3	0
	03/2022		1,655	SGD	2,268	27	0
	04/2022	DKK	183,364		$28,826	735	(33)
	04/2022		$1,374	MXN	30,096	68	0
	11/2022		143	ZAR	2,274	0	(6)
BPS	01/2022	CLP	1,398,884		$1,659	19	0
	01/2022	EUR	13,352		15,086	0	(115)
	01/2022	GBP	32,149		42,563	0	(952)
	01/2022	JPY	168,600		1,488	22	0
	01/2022		$9,168	CNY	58,393	10	0
	01/2022		3,077	EUR	2,721	22	0
	01/2022		1,577	IDR	22,849,779	28	0
	01/2022		367	RUB	26,847	0	(9)
	02/2022		3,230	INR	244,305	36	0
	03/2022	THB	471		$14	0	0
	03/2022		$1,647	CLP	1,398,884	0	(23)
	03/2022		5,735	MYR	24,316	94	0
	04/2022	DKK	219,705		$33,633	101	(166)
	05/2022		$289	ZAR	4,563	0	(7)
	08/2022		1,162		18,556	0	(32)
	10/2022		1,666	PEN	6,801	5	0
	11/2022		467	ZAR	7,512	0	(15)
BRC	01/2022		1,184	GBP	893	25	0
	01/2022		1,087	PHP	55,829	0	0
	01/2022		6,101	TRY	85,515	320	0
CBK	01/2022	BRL	51,190		$9,173	0	(17)
	01/2022		$9,110	BRL	51,190	81	0
	01/2022		129	CZK	2,846	1	0
	01/2022		1,769	EUR	1,560	7	0
	01/2022		3,101	PEN	12,253	48	(81)
	01/2022		301	RUB	22,350	0	(3)
	01/2022		1,878	TWD	51,961	0	(2)
	02/2022	CLP	1,036,080		$1,237	26	0
	02/2022		$20,382	NOK	184,730	578	0
	02/2022		1,796	PLN	6,870	0	(97)
	02/2022		378	ZAR	6,103	2	0
	03/2022	PEN	7,146		$1,735	0	(50)
	03/2022		$1,835	KRW	2,188,788	2	0
	03/2022		1,442	RUB	108,630	0	(10)
	04/2022	DKK	336,209		$52,323	825	(69)
	04/2022		$1,603	DKK	10,505	8	0
	04/2022		7,723	MXN	167,606	308	0
	12/2022	PEN	8,996		$2,145	0	(52)
DUB	01/2022		$3,557	CNH	22,748	18	0
	01/2022		2,896	CZK	63,628	12	0
	02/2022		4,127	HUF	1,322,198	0	(65)
	02/2022		3,050	INR	231,614	46	0
	02/2022		6,523	PLN	26,488	30	0
	02/2022		1,173	RUB	86,851	0	(21)
FBF	01/2022	BRL	51,190		$8,996	0	(194)
	01/2022		$9,173	BRL	51,190	17	0
	02/2022		8,936		51,190	192	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

GLM	01/2022	CAD	26,125	$20,395	0	(258)
01/2022	CNH	19	3	0	0
01/2022	$1,306	GBP	969	5	0
01/2022	860	PEN	3,467	8	0
01/2022	2,723	RUB	198,170	0	(87)
02/2022	3,139	RON	13,756	16	0
02/2022	1,181	RUB	87,523	0	(20)
03/2022	3,241	MXN	67,365	6	0
03/2022	3,460	MYR	14,610	44	(1)
03/2022	404	RUB	30,549	0	(2)
04/2022	DKK	6,720	$1,021	0	(10)
11/2022	$150	ZAR	2,408	0	(5)
HUS	01/2022	EUR	71	$81	0	0
01/2022	GBP	1,090	1,454	0	(22)
01/2022	$20,478	AUD	28,726	422	0
01/2022	976	CNH	6,278	11	0
01/2022	1,209	EUR	1,066	5	0
01/2022	4,498	GBP	3,372	66	0
01/2022	3,603	IDR	52,301,408	71	0
01/2022	10,661	TWD	296,057	28	0
02/2022	184	COP	700,931	0	(13)
02/2022	1,788	RUB	129,592	0	(69)
03/2022	985	74,195	0	(8)
03/2022	5,286	SGD	7,240	85	0
04/2022	DKK	50,515	$7,889	141	0
04/2022	$5,518	DKK	35,300	0	(104)
JPM	01/2022	AUD	409	$294	0	(3)
01/2022	JPY	2,207,628	19,418	226	0
01/2022	$1,377	CNH	8,822	9	0
01/2022	4,007	CNY	25,816	50	0
01/2022	254	EUR	224	1	0
01/2022	306	IDR	4,416,677	4	0
01/2022	4,116	PHP	208,245	0	(61)
02/2022	7,387	INR	559,420	92	0
03/2022	20,446	KRW	24,173,208	0	(153)
03/2022	6,802	SGD	9,323	114	0
03/2022	10,456	THB	354,858	164	0
04/2022	DKK	31,645	$4,858	7	(3)
MYI	01/2022	AUD	23,970	17,304	0	(136)
01/2022	$829	IDR	12,032,228	16	0
04/2022	DKK	480,092	$75,774	2,138	0
NAB	01/2022	JPY	3,208,899	28,283	386	0
02/2022	3,209,261	27,874	0	(31)
RBC	01/2022	3,844,556	33,723	301	0
02/2022	$1,343	COP	5,354,491	0	(31)
RYL	01/2022	1,122	CZK	24,637	4	0
SCX	01/2022	AUD	1,289	$919	0	(19)
01/2022	EUR	175,272	197,578	0	(1,969)
01/2022	$537	CNH	3,452	6	0
01/2022	3,002	CNY	19,214	18	0
01/2022	1,008	EUR	891	6	0
02/2022	EUR	184,637	$210,089	0	(242)
02/2022	GBP	30,984	41,963	28	0
02/2022	$2,010	CLP	1,657,747	0	(72)
SSB	01/2022	1,774	1,398,884	0	(134)
01/2022	2,649	RUB	199,384	3	0
TOR	01/2022	AUD	3,858	$2,762	0	(45)
01/2022	$4,521	MXN	93,226	19	0
03/2022	435	9,211	9	0
UAG	01/2022	NZD	30,215	$20,375	0	(319)
01/2022	$603	RUB	43,745	0	(21)
01/2022	803	TRY	13,733	221	0
03/2022	1,230	RUB	92,986	0	(4)
11/2022	339	ZAR	5,324	0	(19)

Total Forward Foreign Currency Contracts	$8,516	$(6,192)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,700	$3	$532
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	4,690	357	673
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,310	172	332
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	11,000	683	520
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,600	263	521

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	22,600	1,419	992

							$2,897	$3,570

Total Purchased Options							$2,897	$3,570

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	6,400	$(7)	$(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	8,000	(10)	(5)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	1,500	(2)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	2,200	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	2,400	(3)	(2)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	57,900	(74)	(36)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	4,800	(26)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	500	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	1,800	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	1,400	(2)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	4,200	(4)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	8,300	(11)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	2,100	(3)	(1)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	1,800	(10)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	300	0	0
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	900	(5)	0
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	1,800	(8)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	3,200	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	8,300	(14)	(5)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	8,000	(12)	(5)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	6,100	(8)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	900	(5)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	4,400	(6)	(2)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	7,500	(14)	(5)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	6,000	(8)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	3,200	(5)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	8,000	(9)	(5)

							$(257)	$(84)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,900	$(86)	$(9)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	700	(5)	0

							$(91)	$(9)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,100	$0	$(629)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	14,140	(351)	(804)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	6,960	(171)	(396)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	54,000	(680)	(535)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.526)	11/17/2022	159,100	(247)	(36)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	10,700	(260)	(606)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	110,100	(1,453)	(1,129)

							$(3,162)	$(4,135)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		$98.578	01/06/2022		800	$(4)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		100.578	01/06/2022		800	(2)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052		100.297	03/07/2022		1,600	(4)	(4)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	800	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	800	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	1,200	(6)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	800	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	800	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	1,200	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	800	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	900	(1)	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	700	(2)	(2)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	1,400	(3)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	800	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	800	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	600	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	700	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	700	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	600	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	600	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	900	(1)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	2,000	(2)	(1)

$(66)	$(29)

Total Written Options	$(3,576)	$(4,257)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	GOLDLNPM Index	$1,861.409	Maturity	01/28/2022	9,700	$0	$(331)	$0	$(331)
JPM	Pay	GCG2 Index	1,869.500	Maturity	01/24/2022	10,200	0	417	417	0
Receive	GOLDLNPM Index	1,861.049	Maturity	01/28/2022	11,000	0	(372)	0	(372)
Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	5,500	0	(309)	0	(309)
MEI	Receive	GOLDLNPM Index	1,863.531	Maturity	01/28/2022	60,000	0	(2,176)	0	(2,176)

$0	$(2,771)	$417	$(3,188)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$122	$27	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	139	18	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,298	(142)	161	19	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	551	111	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	194	43	0

$(949)	$1,167	$218	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(232)	$0	$(232)
Receive	CPURNSA	1.805	Maturity	09/20/2026	900	0	(109)	0	(109)

$0	$(341)	$0	$(341)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	PIMCODB Index	787,276	0.000%	Monthly	02/15/2022	$100,761	$0	$5,057	$5,057	$0
JPM	Receive	BCOMF2T Index	188,852	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	98,456	0	3,723	3,723	0
	Receive	JMABNIC5 Index	541,787	0.000%	Monthly	02/15/2022	79,315	5	4,110	4,115	0
	Receive	DWRTFT Index	2,307	0.454% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	34,343	0	(13)	0	(13)
MAC	Receive	BCOMF2T Index	111,779	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	58,275	0	2,204	2,204	0
	Receive	BCOMTR Index	136,891	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	27,926	0	1,066	1,066	0
	Receive	PIMCODB Index	290,147	0.000%	Monthly	02/15/2022	36,505	0	1,632	1,632	0
MYI	Receive	DWRTFT Index	2,165	0.404% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	32,229	0	(10)	0	(10)
	Receive	DWRTFT Index	1,121	0.464% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	16,688	0	(6)	0	(6)
UAG	Receive	DWRTFT Index	392	0.464% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	5,835	0	(4)	0	(4)

								$5	$17,759	$17,797	$(33)

Total Swap Agreements								$(944)	$15,814	$18,432	$(3,562)

(n)

Securities with an aggregate market value of $6,079 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$205,989	$0	$205,989
Industrials	0	1,139	0	1,139
Utilities	0	571	0	571
U.S. Government Agencies	0	161,881	0	161,881
U.S. Treasury Obligations	0	1,031,736	0	1,031,736
Non-Agency Mortgage-Backed Securities	0	26,113	0	26,113
Asset-Backed Securities	0	131,347	0	131,347
Sovereign Issues	0	333,274	0	333,274
Common Stocks
Consumer Discretionary	595	0	0	595
Energy	5,229	0	0	5,229
Health Care	3,136	0	0	3,136
Information Technology	5,584	0	0	5,584
Materials	2,058	0	0	2,058
Utilities	1,090	0	0	1,090
Master Limited Partnerships
Energy	3,522	0	0	3,522
Preferred Securities
Banking & Finance	0	1,224	0	1,224
Real Estate Investment Trusts
Real Estate	126,830	0	0	126,830
Commodities	0	66,154	0	66,154
Short-Term Instruments
Repurchase Agreements	0	3,124	0	3,124
U.S. Treasury Bills	0	176,183	0	176,183
U.S. Treasury Cash Management Bills	0	8,800	0	8,800

	$148,044	$2,147,535	$0	$2,295,579
Investments in Affiliates, at Value
Mutual Funds	104,726	0	0	104,726
Short-Term Instruments
Central Funds Used for Cash Management Purposes	142	0	0	142

	$104,868	$0	$0	$104,868

Total Investments	$252,912	$2,147,535	$0	$2,400,447

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,176	2,103	0	3,279
Over the counter	0	30,518	0	30,518

	$1,176	$32,621	$0	$33,797
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(293)	(1,737)	0	(2,030)
Over the counter	0	(14,011)	0	(14,011)

	$(293)	$(15,748)	$0	$(16,041)

Total Financial Derivative Instruments	$883	$16,873	$0	$17,756

Totals	$253,795	$2,164,408	$0	$2,418,203

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$4,830	$1,715
1.000% due 07/09/2029		126	46
2.500% due 07/09/2041 þ		920	328
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	136,540	676

Total Argentina (Cost $10,811)			2,765

AUSTRALIA 2.1%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.947% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	1,368	996

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
0.954% due 12/05/2059 •		$442	443
1.034% due 09/05/2057 •		4,983	4,984
RESIMAC Premier 1.154% due 02/07/2052 •		3,509	3,521

			8,948

SOVEREIGN ISSUES 2.0%
Australia Government International Bond
0.500% due 09/21/2026	AUD	270,600	189,430
1.000% due 11/21/2031		23,500	16,062
1.750% due 06/21/2051		39,200	24,667
2.500% due 05/21/2030		15,800	12,293
Northern Territory Treasury Corp. 2.000% due 04/21/2031		8,800	6,317
South Australia Government Financing Authority 1.750% due 05/24/2032		17,100	12,109
Treasury Corp. of Victoria 4.250% due 12/20/2032		23,500	20,771

			281,649

Total Australia (Cost $296,341)			291,593

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG
4.250% due 10/15/2027 •(g)(h)	EUR	800	955
6.500% due 04/15/2024 •(g)(h)		1,400	1,759

Total Austria (Cost $2,824)			2,714

CANADA 1.3%
CORPORATE BONDS & NOTES 0.3%
CGI, Inc. 1.450% due 09/14/2026		$2,200	2,154
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~		34,800	34,812
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	11,379

			48,345

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	10,411	8,289
2.867% due 02/12/2055 ~		16,700	13,368
3.072% due 08/12/2053		1,917	1,545

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

3.650% due 08/12/2053		6,200	5,167

			28,369

SOVEREIGN ISSUES 0.8%
Canada Government International Bond
2.000% due 12/01/2051		94,850	80,694
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		11,204	12,198
Province of Ontario 2.500% due 04/27/2026		$4,000	4,190
Province of Quebec 3.000% due 09/01/2023	CAD	19,200	15,671

			112,753

Total Canada (Cost $182,027)			189,467

CAYMAN ISLANDS 5.5%
ASSET-BACKED SECURITIES 4.8%
ACREC Ltd. 1.254% due 10/16/2036 •		$14,500	14,481
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		21,300	21,295
1.268% due 07/22/2032 •		8,250	8,284
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		15,600	15,561
Arbor Realty Commercial Real Estate Notes Ltd. 1.440% due 11/15/2036 •		30,600	30,662
Ares CLO Ltd. 0.990% due 01/15/2029 •		27,450	27,396
Benefit Street Partners CLO Ltd.
1.074% due 10/15/2030 •		8,200	8,190
1.152% due 01/17/2032 •		5,400	5,406
1.204% due 07/15/2032 •		6,500	6,495
Brookside Mill CLO Ltd. 0.942% due 01/17/2028 •		1,892	1,894
Carlyle Global Market Strategies CLO Ltd. 1.105% due 08/14/2030 •		28,600	28,579
Crestline Denali CLO Ltd. 1.264% due 10/23/2031 •		9,850	9,851
Dryden Senior Loan Fund 1.144% due 04/15/2029 •		14,655	14,662
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		20,950	20,921
GoldenTree Loan Management U.S. CLO Ltd.
1.034% due 11/20/2030 •		13,000	12,981
1.472% due 01/20/2033 •		24,600	24,582
KKR CLO Ltd. 1.074% due 07/15/2030 •		11,850	11,835
LoanCore Issuer Ltd. 1.410% due 11/15/2038 •		29,800	29,819
Magnetite Ltd. 1.023% due 11/15/2028 •		10,600	10,589
Marble Point CLO Ltd. 1.164% due 10/15/2030 •		11,050	11,050
MidOcean Credit CLO 1.210% due 02/20/2031 •		11,500	11,499
MKS CLO Ltd. 1.132% due 07/20/2030 •		7,300	7,301
MP CLO Ltd. 1.012% due 10/18/2028 •		23,626	23,655
Ocean Trails CLO 0.924% due 07/15/2028 •		3,559	3,559
OSD CLO Ltd. 0.877% due 04/17/2031 •		11,000	11,000
OZLM Ltd.
1.194% due 10/17/2029 •		19,750	19,750
1.274% due 07/20/2032 •		15,500	15,510
Palmer Square Loan Funding Ltd. 0.928% due 10/15/2029 •		17,500	17,508
Romark CLO Ltd. 1.154% due 10/23/2030 •		17,900	17,905
Sound Point CLO Ltd.
1.024% due 01/23/2029 •		21,600	21,599
1.182% due 10/20/2028 •		17,474	17,479
1.342% due 07/20/2032 •		15,350	15,346
Stratus CLO Ltd. 1.080% due 12/28/2029 •		10,950	10,950
Symphony CLO Ltd.
1.004% due 04/15/2028 •		3,019	3,016
1.077% due 07/14/2026 •		3,350	3,352
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		13,350	13,343

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

TCW CLO Ltd. 1.124% due 04/25/2031 •		17,300	17,274
Telos CLO Ltd. 1.072% due 04/17/2028 •		2,591	2,594
TICP CLO Ltd. 0.972% due 04/20/2028 •		23,978	23,986
Venture CLO Ltd.
1.004% due 04/15/2027 •		3,519	3,518
1.032% due 10/20/2028 •		11,065	11,067
1.122% due 07/20/2030 •		20,200	20,177
1.206% due 08/28/2029 •		21,800	21,791
Vibrant CLO Ltd.
1.172% due 09/15/2030 •		10,300	10,315
1.252% due 07/20/2032 •		8,800	8,801
Voya CLO Ltd.
1.032% due 07/20/2029 •		19,512	19,508
1.124% due 10/15/2030 •		10,300	10,301
Wellfleet CLO Ltd. 1.022% due 07/20/2029 •		5,755	5,749

			682,386

CORPORATE BONDS & NOTES 0.4%
KSA Sukuk Ltd. 2.894% due 04/20/2022		4,900	4,938
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,400	3,371
QNB Finance Ltd.
1.132% (US0003M + 1.000%) due 05/02/2022 ~		1,000	1,002
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~		16,300	16,308
S.A. Global Sukuk Ltd.
0.946% due 06/17/2024		4,200	4,141
2.694% due 06/17/2031		7,900	7,961
Sands China Ltd.
5.125% due 08/08/2025		4,100	4,306
5.400% due 08/08/2028		9,200	9,918
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,381

			53,326

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
BDS Ltd. 1.464% due 09/15/2035 •		7,950	7,964
GPMT Ltd. 1.354% due 07/16/2035 •		13,250	13,261
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		16,045	16,035

			37,260

Total Cayman Islands (Cost $772,020)			772,972

CHINA 14.2%
SOVEREIGN ISSUES 14.2%
China Development Bank
2.890% due 06/22/2025	CNY	395,800	62,512
3.050% due 08/25/2026		811,100	128,380
3.180% due 04/05/2026		333,600	53,106
3.390% due 07/10/2027		195,300	31,301
3.430% due 01/14/2027		209,800	33,797
3.500% due 08/13/2026		404,900	65,285
3.680% due 02/26/2026		2,506,000	406,491
3.740% due 09/10/2025		7,300	1,184
4.040% due 04/10/2027		851,200	141,056
4.150% due 10/26/2025		54,900	9,030
4.240% due 08/24/2027		1,581,200	264,996
4.880% due 02/09/2028		530,900	92,085
China Government International Bond
2.700% due 11/03/2026		294,700	46,417
2.740% due 08/04/2026		654,000	103,141
2.850% due 01/28/2026		65,000	10,319
2.850% due 06/04/2027		309,600	49,092
2.950% due 06/16/2023		43,900	6,950
3.020% due 10/22/2025		1,095,500	174,626
3.220% due 12/06/2025		44,000	7,075
3.280% due 12/03/2027		1,613,000	261,979
3.290% due 10/18/2023		131,900	21,022
3.400% due 02/09/2027		26,000	4,234
3.820% due 11/02/2027		166,200	27,702

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total China (Cost $1,822,095)			2,001,780

DENMARK 4.1%
CORPORATE BONDS & NOTES 4.1%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	981,632	142,398
1.500% due 10/01/2053		84,300	12,531
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		541,620	78,378
1.500% due 10/01/2053		48,000	7,205
Nykredit Realkredit A/S
1.000% due 10/01/2050		1,640,103	237,694
1.000% due 10/01/2053		48,345	6,937
1.500% due 10/01/2053		262,720	39,174
Realkredit Danmark A/S
1.000% due 10/01/2050		267,600	39,042
1.000% due 10/01/2053		12,900	1,863
1.500% due 10/01/2053		67,200	10,018

Total Denmark (Cost $584,408)			575,240

FRANCE 3.3%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas S.A.
1.675% due 06/30/2027 •		$16,500	16,231
3.375% due 01/23/2026	GBP	200	288
4.625% due 02/25/2031 •(g)		$2,500	2,514
4.625% due 02/25/2031 •(g)(h)		2,400	2,413
6.750% due 03/14/2022 •(g)(h)		1,200	1,212
BPCE S.A. 2.045% due 10/19/2027 •		9,000	8,928
Dexia Credit Local S.A.
0.500% due 07/22/2023	GBP	7,100	9,558
3.250% due 09/26/2023		$6,800	7,088
Renault S.A. 1.125% due 10/04/2027	EUR	8,000	8,490
Societe Generale S.A.
1.488% due 12/14/2026 •		$49,200	47,945
7.375% due 10/04/2023 •(g)(h)		1,700	1,824

			106,491

SOVEREIGN ISSUES 2.5%
France Government International Bond
0.500% due 05/25/2072 (k)	EUR	19,400	17,090
0.750% due 05/25/2052 (k)		89,850	97,810
2.000% due 05/25/2048 (k)		117,900	172,603
3.250% due 05/25/2045 (k)		38,900	68,349

			355,852

Total France (Cost $421,753)			462,343

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
0.898% due 05/28/2024 (i)		$8,700	8,628
1.000% due 11/19/2025 •	EUR	200	232
1.625% due 01/20/2027		40,200	47,711
1.750% due 01/17/2028		13,900	16,565
1.750% due 11/19/2030 •		4,400	5,212
2.129% due 11/24/2026 •(i)		$10,600	10,587
2.222% due 09/18/2024 •		32,000	32,425
2.625% due 12/16/2024	GBP	5,100	7,046
2.625% due 02/12/2026	EUR	18,800	23,163
3.035% due 05/28/2032 •(i)		$9,900	9,984
3.547% due 09/18/2031 •		9,700	10,221
3.729% due 01/14/2032 •(i)		4,200	4,299
3.950% due 02/27/2023		6,600	6,807
3.961% due 11/26/2025 •		29,550	31,225
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	9,400	10,856
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,400	1,629
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$2,900	2,997
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	10,974
Schaeffler AG 3.375% due 10/12/2028	EUR	5,000	6,353

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Volkswagen Bank GmbH
1.875% due 01/31/2024		5,900	6,974
2.500% due 07/31/2026		4,400	5,476
ZF Finance GmbH 2.000% due 05/06/2027		1,100	1,255

Total Germany (Cost $261,635)			260,619

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond
2.125% due 09/22/2031		$5,000	4,931
3.125% due 09/21/2051		2,000	1,972

Total Hungary (Cost $6,851)			6,903

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$11,400	11,596
State Bank of India 4.000% due 01/24/2022		2,180	2,184

Total India (Cost $13,630)			13,780

IRELAND 1.5%
ASSET-BACKED SECURITIES 1.3%
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	6,018	6,849
Armada Euro CLO DAC 0.720% due 07/15/2031 •		15,000	17,046
Aurium CLO DAC 0.670% due 04/16/2030 •		7,491	8,518
Babson Euro CLO DAC 0.272% due 10/25/2029 •		1,172	1,335
Blackrock European CLO DAC 0.620% due 10/15/2031 •		7,000	7,938
BNPP AM Euro CLO 0.650% due 10/15/2031 •		1,900	2,163
Cairn CLO DAC
0.600% due 04/30/2031 •		12,000	13,651
0.670% due 01/31/2030 •		3,836	4,365
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		19,000	21,599
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •		6,400	7,256
0.650% due 07/21/2030 •		7,695	8,766
0.650% due 10/15/2031 •		15,650	17,759
Harvest CLO DAC 0.640% due 10/15/2031 •		10,000	11,328
Jubilee CLO BV
0.610% due 04/15/2030 •		11,000	12,505
0.650% due 04/15/2031 •		8,700	9,895
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		5,100	5,806
0.690% due 12/15/2031 •		15,850	17,994
0.870% due 01/15/2030 •		7,092	8,081

			182,854

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$6,900	6,873
1.650% due 10/29/2024		5,500	5,493
1.750% due 10/29/2024		5,000	4,991
2.450% due 10/29/2026		3,600	3,632
AIB Group PLC
2.875% due 05/30/2031 •	EUR	7,300	8,776
4.750% due 10/12/2023		$3,200	3,386

			33,151

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	2,697	3,076

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total Ireland (Cost $227,743)			219,081

ISRAEL 0.8%
SOVEREIGN ISSUES 0.8%
Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	38,413
3.375% due 01/15/2050		$1,600	1,734
3.800% due 05/13/2060		24,100	27,943
3.875% due 07/03/2050		600	702
4.125% due 01/17/2048		6,600	8,108
5.500% due 01/31/2022	ILS	122,100	39,436

Total Israel (Cost $107,415)			116,336

ITALY 1.9%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA 0.928% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	32,500	37,076
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		17,835	20,893
2.625% due 04/28/2025		8,000	9,137
3.625% due 09/24/2024		1,500	1,743
4.000% due 07/10/2022 (k)		600	692
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)		8,600	11,902
UniCredit SpA
2.200% due 07/22/2027 •		4,250	5,106
7.500% due 06/03/2026 •(g)(h)		4,800	6,431
7.830% due 12/04/2023		$22,190	24,751
9.250% due 06/03/2022 •(g)(h)	EUR	4,800	5,677

			123,408

SOVEREIGN ISSUES 1.0%
Italy Buoni Poliennali Del Tesoro
1.500% due 04/30/2045		11,900	12,720
1.750% due 07/01/2024		27,800	33,022
1.850% due 07/01/2025		46,300	55,758
2.150% due 03/01/2072		32,900	35,720
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	9,976

			147,196

Total Italy (Cost $272,110)			270,604

JAPAN 15.6%
CORPORATE BONDS & NOTES 0.9%
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		$3,400	3,406
Mizuho Financial Group, Inc.
0.810% (US0003M + 0.630%) due 05/25/2024 ~		18,500	18,587
1.081% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,677
1.201% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,923
3.922% due 09/11/2024 •		9,600	10,033
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		7,600	7,801
3.522% due 09/17/2025		12,600	13,219
4.345% due 09/17/2027		13,200	14,261
4.810% due 09/17/2030		12,600	14,106
Olympus Corp. 2.143% due 12/08/2026		8,700	8,767
ORIX Corp. 3.250% due 12/04/2024		2,500	2,636
Panasonic Corp. 2.536% due 07/19/2022		5,300	5,343
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	4,963

			131,722

SOVEREIGN ISSUES 14.7%
Japan Bank for International Cooperation 1.750% due 10/17/2024		$4,900	4,992
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		43,400	42,255
2.625% due 04/20/2022		1,800	1,812
3.000% due 03/12/2024		4,700	4,904
3.375% due 09/27/2023		12,600	13,137

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	10,238,673	92,124
0.100% due 06/20/2031		66,140,000	577,413
0.100% due 09/20/2031		29,757,000	259,437
0.500% due 09/20/2046		10,110,000	86,276
0.500% due 03/20/2049		11,846,000	99,066
0.700% due 12/20/2048		16,500,000	145,419
0.700% due 06/20/2051		20,315,000	177,254
1.400% due 09/20/2034		13,120,000	131,021
1.700% due 09/20/2032		37,870,000	384,218
Tokyo Metropolitan Government
0.750% due 07/16/2025		$45,200	44,175
2.500% due 06/08/2022		6,300	6,346

			2,069,849

Total Japan (Cost $2,236,281)			2,201,571

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	273

Total Jersey, Channel Islands (Cost $250)			273

KUWAIT 0.3%
SOVEREIGN ISSUES 0.3%
Kuwait International Government Bond 3.500% due 03/20/2027		$39,900	43,529

Total Kuwait (Cost $39,680)			43,529

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown S.A. 1.625% due 01/31/2028	EUR	2,200	2,601
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		7,000	8,002
Logicor Financing SARL 1.625% due 07/15/2027		1,300	1,536
Medtronic Global Holdings S.C.A. 0.010% due 12/02/2022		9,700	11,080

Total Luxembourg (Cost $23,064)			23,219

MALAYSIA 1.7%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	4,640
3.500% due 04/21/2030		4,300	4,657
4.550% due 04/21/2050		3,300	4,098
4.800% due 04/21/2060		4,200	5,570

			18,965

SOVEREIGN ISSUES 1.6%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	46,900	11,405
3.757% due 05/22/2040		22,600	5,198
3.828% due 07/05/2034		72,700	17,299
3.844% due 04/15/2033		27,650	6,650
3.906% due 07/15/2026		48,900	12,118
4.232% due 06/30/2031		14,700	3,694
4.254% due 05/31/2035		223,200	55,566
4.642% due 11/07/2033		19,300	4,980
Malaysia Government Investment Issue
3.422% due 09/30/2027		26,200	6,312
4.119% due 11/30/2034		17,200	4,217
4.130% due 07/09/2029		16,800	4,178
4.369% due 10/31/2028		347,000	88,010

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

4.724% due 06/15/2033		29,800	7,742

			227,369

Total Malaysia (Cost $240,270)			246,334

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	6,936

Total Mexico (Cost $5,658)			6,936

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.2%
Airbus SE 2.375% due 06/09/2040	EUR	450	575
Enel Finance International NV 2.650% due 09/10/2024		$26,100	26,894
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,800	1,939

			29,408

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		2,626,225	4,126

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.1%
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	8,403

Total Netherlands (Cost $39,820)			41,937

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	14,200	9,067

Total New Zealand (Cost $10,088)			9,067

PERU 0.9%
SOVEREIGN ISSUES 0.9%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	4,136
3.230% due 07/28/2121		3,300	2,842
5.350% due 08/12/2040	PEN	32,500	6,978
5.400% due 08/12/2034		18,300	4,197
5.940% due 02/12/2029		96,130	24,720
6.350% due 08/12/2028		286,000	75,517
6.950% due 08/12/2031		600	162
8.200% due 08/12/2026		45,200	12,946

Total Peru (Cost $161,700)			131,498

QATAR 1.0%
CORPORATE BONDS & NOTES 0.3%
Qatar Energy
1.375% due 09/12/2026		$8,500	8,346
2.250% due 07/12/2031		10,200	10,130
3.125% due 07/12/2041		7,500	7,599
3.300% due 07/12/2051		9,300	9,607

			35,682

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
3.375% due 03/14/2024		1,900	1,992
3.875% due 04/23/2023		94,900	98,734

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

4.400% due 04/16/2050		600	746

			101,472

Total Qatar (Cost $133,500)			137,154

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,900	10,783
1.750% due 07/13/2030		12,500	13,320
2.000% due 04/14/2033		1,700	1,768
2.625% due 12/02/2040		7,700	7,826
2.750% due 04/14/2041		4,445	4,533
2.875% due 04/13/2042		17,900	18,297

Total Romania (Cost $63,547)			56,527

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.650% due 04/10/2030	RUB	1,627,600	20,935

Total Russia (Cost $25,308)			20,935

SAUDI ARABIA 0.4%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
1.250% due 11/24/2023		$2,100	2,102
1.625% due 11/24/2025		1,400	1,394
2.750% due 04/16/2022		9,900	9,971

			13,467

SOVEREIGN ISSUES 0.3%
Saudi Government International Bond 4.000% due 04/17/2025		39,100	42,193

Total Saudi Arabia (Cost $52,954)			55,660

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	8,300	8,975
2.050% due 09/23/2036		6,900	7,195

Total Serbia (Cost $17,469)			16,170

SINGAPORE 0.9%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,916
3.500% due 09/18/2027		4,100	4,326
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		4,200	4,352

			10,594

SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	43,450	30,709
2.750% due 04/01/2042		8,000	6,608
2.750% due 03/01/2046		1,270	1,059
2.875% due 09/01/2030		39,000	31,663
3.375% due 09/01/2033		48,100	41,299

			111,338

Total Singapore (Cost $121,618)			121,932

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$19,817	21,594

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total Slovenia (Cost $20,148)			21,594

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$10,800	11,181

Total South Africa (Cost $10,800)			11,181

SOUTH KOREA 1.7%
SOVEREIGN ISSUES 1.7%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	21,332
2.375% due 12/10/2027		25,830,000	22,033
2.375% due 12/10/2028		115,240,000	98,249
2.625% due 06/10/2028		80,130,000	69,307
5.500% due 03/10/2028		25,830,000	25,948
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$3,700	3,857

Total South Korea (Cost $254,814)			240,726

SPAIN 3.0%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	3,400	4,118
6.000% due 03/29/2024 •(g)(h)		600	734
Banco de Sabadell S.A.
1.125% due 03/11/2027 •		800	928
1.750% due 05/10/2024		700	816
Banco Santander S.A. 1.849% due 03/25/2026		$8,200	8,170
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	5,200	6,056

			20,822

		SHARES
PREFERRED SECURITIES 0.1%
Banco Santander S.A.
4.125% due 11/12/2027 •(g)(h)		9,200,000	10,589
5.250% due 09/29/2023 •(g)(h)		400,000	478
6.750% due 04/25/2022 •(g)(h)		2,200,000	2,564
CaixaBank S.A. 6.000% due 07/18/2022 •(g)(h)		200,000	234

			13,865

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035		3,500	5,245
Spain Government International Bond
0.250% due 07/30/2024		44,050	51,105
0.500% due 10/31/2031 (k)		25,346	28,682
0.850% due 07/30/2037 (k)		38,100	42,530
1.000% due 10/31/2050		6,100	6,304
1.250% due 10/31/2030 (k)		32,400	39,527
1.400% due 07/30/2028 (k)		80,000	98,832
1.450% due 10/31/2071 (k)		26,890	26,716
3.450% due 07/30/2066		53,520	91,723
5.250% due 04/06/2029	GBP	900	1,519

			392,183

Total Spain (Cost $425,824)			426,870

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
African Development Bank 5.250% due 03/23/2022	AUD	200	147

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,228
0.500% due 12/21/2023		500	359
European Investment Bank
0.500% due 06/21/2023		13,600	9,863
0.500% due 08/10/2023		20,700	14,962

Total Supranational (Cost $30,047)			26,559

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$25,414	27,412
Credit Suisse Group AG
1.398% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,228
2.997% due 12/14/2023 •		800	813
3.800% due 06/09/2023		16,800	17,412
3.869% due 01/12/2029 •		7,680	8,228
4.194% due 04/01/2031 •		17,800	19,652
4.282% due 01/09/2028		900	978
5.250% due 02/11/2027 •(g)(h)		3,900	4,037
6.250% due 12/18/2024 •(g)(h)		1,600	1,709
6.375% due 08/21/2026 •(g)(h)		4,000	4,321
7.125% due 07/29/2022 •(g)(h)		800	820
7.250% due 09/12/2025 •(g)(h)		1,400	1,539
7.500% due 07/17/2023 •(g)(h)		5,700	6,038
7.500% due 12/11/2023 •(g)(h)		5,625	6,090
UBS AG
5.125% due 05/15/2024 (h)		29,900	32,055
7.625% due 08/17/2022 (h)		8,347	8,671
UBS Group AG
4.375% due 02/10/2031 •(g)(h)		4,400	4,357
5.125% due 07/29/2026 •(g)(h)		700	746

Total Switzerland (Cost $157,939)			161,106

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$16,300	19,029

Total United Arab Emirates (Cost $17,077)			19,029

UNITED KINGDOM 10.5%
CORPORATE BONDS & NOTES 5.2%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	18,996
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$46,547	49,118
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		5,200	5,266
1.586% (US0003M + 1.430%) due 02/15/2023 ~		19,300	19,323
3.375% due 04/02/2025 •	EUR	4,400	5,374
3.684% due 01/10/2023		$1,500	1,501
4.338% due 05/16/2024 •		800	833
4.375% due 01/12/2026		550	602
4.375% due 03/15/2028 •(g)(h)		6,200	6,088
4.610% due 02/15/2023 •		21,700	21,793
4.836% due 05/09/2028		15,800	17,418
5.088% due 06/20/2030 •		12,800	14,533
6.125% due 12/15/2025 •(g)(h)		19,200	20,800
6.375% due 12/15/2025 •(g)(h)	GBP	1,600	2,350
7.125% due 06/15/2025 •(g)(h)		5,100	7,615
7.250% due 03/15/2023 •(g)(h)		1,500	2,127
7.750% due 09/15/2023 •(g)(h)		$2,600	2,797
7.875% due 03/15/2022 •(g)(h)		13,685	13,873
7.875% due 09/15/2022 •(g)(h)	GBP	800	1,130
8.000% due 06/15/2024 •(g)(h)		$5,400	5,982
British Telecommunications PLC 9.625% due 12/15/2030		7,950	11,654
HSBC Holdings PLC
1.145% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	8,885	6,511
1.581% (US0003M + 1.380%) due 09/12/2026 ~		$9,500	9,766
1.750% due 07/24/2027 •	GBP	12,700	16,972
2.251% due 11/22/2027 •		$16,000	16,043
2.871% due 11/22/2032 •		32,200	32,503
3.803% due 03/11/2025 •		8,300	8,714
3.973% due 05/22/2030 •		5,000	5,429
4.000% due 03/09/2026 •(g)(h)		2,700	2,690
4.041% due 03/13/2028 •		4,100	4,435
4.292% due 09/12/2026 •		11,000	11,886

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

4.583% due 06/19/2029 •		7,400	8,296
4.700% due 03/09/2031 •(g)(h)		5,900	5,915
4.750% due 07/04/2029 •(g)(h)	EUR	8,800	11,003
4.950% due 03/31/2030		$3,200	3,759
5.250% due 09/16/2022 •(g)(h)	EUR	200	235
5.875% due 09/28/2026 •(g)(h)	GBP	6,300	9,215
6.000% due 05/22/2027 •(g)(h)		$6,100	6,580
6.250% due 03/23/2023 •(g)(h)		700	728
6.750% due 09/11/2028	GBP	3,600	6,144
Imperial Brands Finance PLC 3.750% due 07/21/2022		$1,400	1,416
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	5,190
Lloyds Bank PLC 4.875% due 03/30/2027		10,900	17,538
Lloyds Banking Group PLC
2.250% due 10/16/2024		100	138
3.000% due 01/11/2022		$9,447	9,452
3.500% due 04/01/2026 •	EUR	11,300	14,220
3.574% due 11/07/2028 •		$3,700	3,955
4.582% due 12/10/2025		9,700	10,591
4.650% due 03/24/2026		20,000	22,039
5.125% due 12/27/2024 •(g)(h)	GBP	1,900	2,675
7.500% due 09/27/2025 •(g)(h)		$3,948	4,464
7.625% due 06/27/2023 •(g)(h)	GBP	2,900	4,206
7.875% due 06/27/2029 •(g)(h)		3,500	5,920
Marks & Spencer PLC 3.750% due 05/19/2026		2,321	3,214
Nationwide Building Society
3.766% due 03/08/2024 •		$16,700	17,206
4.000% due 09/14/2026		7,275	7,819
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		2,400	2,410
2.000% due 03/08/2023 •	EUR	800	915
3.498% due 05/15/2023 •		$4,500	4,540
3.754% due 11/01/2029 •		3,700	3,860
3.875% due 09/12/2023		1,900	1,982
4.500% due 03/31/2028 •(g)(h)	GBP	3,300	4,458
4.892% due 05/18/2029 •		$300	343
5.076% due 01/27/2030 •		5,732	6,654
6.000% due 12/29/2025 •(g)(h)		15,400	16,891
8.000% due 08/10/2025 •(g)(h)		3,400	3,952
NatWest Markets PLC 0.625% due 03/02/2022	EUR	5,000	5,703
Reckitt Benckiser Treasury Services PLC
0.780% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,715
2.375% due 06/24/2022		200	201
Rolls-Royce PLC 3.625% due 10/14/2025		1,500	1,524
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		5,000	5,109
3.571% due 01/10/2023		4,200	4,202
4.750% due 09/15/2025		5,750	6,277
4.796% due 11/15/2024 •		900	956
7.375% due 06/24/2022 •(g)(h)	GBP	1,600	2,218
Santander UK PLC
0.678% (SONIO/N + 0.550%) due 02/12/2027 ~		36,600	50,197
5.000% due 11/07/2023		$2,404	2,559
Standard Chartered PLC
0.991% due 01/12/2025 •		14,000	13,857
1.456% due 01/14/2027 •		14,500	14,055
1.822% due 11/23/2025 •		11,900	11,893
3.785% due 05/21/2025 •		23,100	24,222
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	9,758	16,800

			739,533

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Avon Finance PLC 0.948% due 09/20/2048 •		19,955	27,111
Business Mortgage Finance PLC 2.102% due 02/15/2041 •		2,039	2,758
EuroMASTR PLC 0.298% due 06/15/2040 •		108	141
Eurosail PLC
0.242% due 12/10/2044 •	EUR	434	494
0.255% due 03/13/2045 •	GBP	12	16
0.443% due 12/15/2044 •	EUR	7,714	8,588
0.795% due 09/13/2045 •	GBP	1,158	1,543
0.878% due 03/13/2045 •	EUR	70	79
1.045% due 06/13/2045 •	GBP	494	668
Finsbury Square PLC
0.849% due 03/16/2070 •		11,266	15,286
1.059% due 12/16/2069 •		3,691	5,015
1.349% due 06/16/2070 •		8,199	11,187

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Great Hall Mortgages PLC
0.344% due 06/18/2039 •		$635	626
0.354% due 06/18/2038 •	EUR	9	10
0.376% due 06/18/2039 •	GBP	17	23
0.386% due 06/18/2038 •		356	478
0.433% due 03/18/2039 •	EUR	660	749
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	8,293	11,258
Hawksmoor Mortgages 1.100% due 05/25/2053 •		29,632	40,228
Landmark Mortgage Securities PLC 0.442% due 06/17/2038 •		7	10
Ludgate Funding PLC 0.372% due 01/01/2061 •	EUR	150	166
Mansard Mortgages PLC 0.748% due 12/15/2049 •	GBP	5,246	7,059
Newgate Funding PLC
0.298% due 12/15/2050 •		2,653	3,415
0.408% due 12/01/2050 •		52	68
0.452% due 12/01/2050 •	EUR	3,114	3,346
0.647% due 12/15/2050 •		1,213	1,344
0.897% due 12/15/2050 •		1,990	2,165
1.098% due 12/15/2050 •	GBP	2,669	3,572
1.348% due 12/15/2050 •		1,504	1,985
2.128% due 12/15/2050 •	EUR	5,843	6,527
Resloc UK PLC
0.258% due 12/15/2043 •	GBP	495	648
0.318% due 12/15/2043 •		852	1,109
Ripon Mortgages PLC 0.914% due 08/20/2056 •		42,625	57,751
RMAC Securities PLC
0.245% due 06/12/2044 •		1,544	2,006
0.265% due 06/12/2044 •		4,325	5,668
0.351% due 06/12/2044 •		$215	206
0.903% due 06/12/2044 •	EUR	92	102
Silverstone Master Issuer PLC 0.800% due 01/21/2070 •	GBP	12,936	17,631
Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •		45,943	62,349
1.250% due 05/25/2051 •		6,747	9,164
Towd Point Mortgage Funding
0.950% due 07/20/2045 •		40,916	55,492
1.250% due 02/20/2054 •		3,892	5,289
Towd Point Mortgage Funding PLC
0.914% (BP0003M + 0.800%) due 02/20/2045 ~		6,935	9,409
0.950% due 05/20/2045 •		15,225	20,664
1.236% due 10/20/2051 •		18,295	24,957
Trinity Square PLC 0.900% due 07/15/2059 •		20,595	27,975
Uropa Securities PLC
0.283% due 06/10/2059 •		2,486	3,294
0.433% due 06/10/2059 •		681	903
0.633% due 06/10/2059 •		532	709
0.833% due 06/10/2059 •		567	753
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	1,926
0.998% due 12/21/2049 •		41,233	55,938
1.698% due 12/21/2049 •		6,230	8,465
2.198% due 12/21/2049 •		3,115	4,235
2.698% due 12/21/2049 •		1,780	2,418
3.198% due 12/21/2049 •		1,780	2,412

			537,388

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		19,280	4,994

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.625% due 10/22/2050		38,900	46,286
1.500% due 07/31/2053		22,630	33,853
1.750% due 01/22/2049		28,000	43,236

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

4.250% due 12/07/2040	40,600	83,721

		207,096

Total United Kingdom (Cost $1,429,981)		1,489,011

UNITED STATES 36.4%
ASSET-BACKED SECURITIES 4.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$14,555	14,580
ACE Securities Corp. Home Equity Loan Trust
0.172% due 11/25/2036 •	4,250	2,161
0.687% due 02/25/2036 •	15,254	15,524
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.042% due 06/25/2029 •	197	195
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.922% due 02/25/2034 •	253	248
Asset-Backed Funding Certificates Trust 0.232% due 01/25/2037 •	4,566	3,578
Asset-Backed Securities Corp. Home Equity Loan Trust
1.197% due 02/25/2035 •	5,762	5,816
1.460% due 04/15/2033 •	637	634
Bear Stearns Asset-Backed Securities Trust
0.322% due 03/25/2037 •	4,539	4,531
0.762% due 10/25/2032 •	6	6
0.902% due 10/27/2032 •	29	29
1.102% due 10/25/2037 •	9	9
Citigroup Mortgage Loan Trust
0.162% due 07/25/2045 •	235	200
0.252% due 12/25/2036 •	6,973	3,553
0.262% due 12/25/2036 •	2,725	1,826
0.282% due 01/25/2037 •	5,186	4,614
0.553% due 08/25/2036 •	16,899	16,585
0.622% due 03/25/2036 •	5,702	5,598
4.397% due 10/25/2037 þ	1,188	1,218
Citigroup Mortgage Loan Trust, Inc.
0.362% due 03/25/2037 •	2,003	1,928
0.362% due 06/25/2037 •	3,726	3,691
Countrywide Asset-Backed Certificates
0.242% due 05/25/2035 •	2,687	2,658
0.242% due 06/25/2035 •	7,228	7,001
0.242% due 08/25/2037 ^•	4,330	4,103
0.303% due 06/25/2047 ^•	6,001	5,668
0.332% due 04/25/2047 •	12,300	11,848
0.362% due 12/25/2036 ^•	1,100	1,098
0.422% due 05/25/2036 •	1,393	1,548
0.582% due 03/25/2036 •	1,136	1,133
0.782% due 12/25/2036 ^•	258	219
1.077% due 01/25/2036 •	20,658	20,760
4.628% due 08/25/2035 ^~	585	574
Countrywide Asset-Backed Certificates Trust
1.107% due 10/25/2035 •	11,653	11,681
1.667% due 12/25/2034 •	10,071	10,064
4.740% due 10/25/2035 ~	1	1
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •	24	24
Credit-Based Asset Servicing & Securitization Trust 0.162% due 11/25/2036 •	4	2
First Franklin Mortgage Loan Trust 1.002% due 03/25/2034 •	6,665	6,683
Fremont Home Loan Trust
0.252% due 10/25/2036 •	6,987	4,034
0.642% due 02/25/2036 •	7,522	7,133
GSAA Home Equity Trust
0.462% due 03/25/2036 •	6,934	3,137
5.995% due 03/25/2046 ^~	928	494
GSAMP Trust
0.232% due 12/25/2046 •	8,851	5,922
0.372% due 03/25/2047 •	1,558	1,533
Home Equity Asset Trust 0.702% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
0.272% due 04/25/2037 •	4,257	3,486
0.342% due 04/25/2037 •	8,856	7,086
HSI Asset Securitization Corp. Trust
0.362% due 04/25/2037 •	7,335	4,786
0.717% due 01/25/2036 •	4,500	4,442
JP Morgan Mortgage Acquisition Trust
0.322% due 08/25/2036 •	48	39
0.373% due 07/25/2036 •	3,185	2,864
LCCM Trust 1.310% due 12/13/2038 •	10,300	10,280
LMREC LLC 1.152% due 04/22/2037 •	9,100	9,097

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Long Beach Mortgage Loan Trust
0.622% due 08/25/2045 •	3,095	3,078
0.662% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
0.202% due 08/25/2036 •	6,721	3,005
0.252% due 10/25/2036 •	12,003	5,252
0.322% due 10/25/2036 •	3,572	1,589
0.402% due 03/25/2036 •	746	593
0.837% due 10/25/2035 •	10,803	10,790
Merrill Lynch Mortgage Investors Trust
0.262% due 09/25/2037 •	37	21
0.342% due 02/25/2037 •	47	20
0.822% due 05/25/2036 •	367	366
MESA Trust 0.892% due 12/25/2031 •	32	32
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 10/25/2036 •	774	735
0.242% due 05/25/2037 •	3,354	2,933
0.252% due 11/25/2036 •	10,127	7,438
0.302% due 05/25/2037 •	35,064	25,737
0.582% due 06/25/2036 •	4,141	2,774
Morgan Stanley Home Equity Loan Trust
0.272% due 04/25/2037 •	11,118	7,308
0.332% due 04/25/2037 •	8,185	5,420
0.452% due 04/25/2037 •	1,178	791
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ	1,424	511
Morgan Stanley Structured Trust 0.402% due 06/25/2037 •	8,800	8,383
New Century Home Equity Loan Trust 1.227% due 10/25/2033 •	8,146	8,138
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.537% due 03/25/2036 •	4,647	4,625
0.732% due 02/25/2036 •	11,515	11,191
Nomura Resecuritization Trust 0.264% due 12/26/2037 ~	10,984	10,081
NovaStar Mortgage Funding Trust 0.232% due 03/25/2037 •	18,062	14,031
Option One Mortgage Loan Trust
0.242% due 02/25/2037 •	14,077	9,178
0.322% due 05/25/2037 •	2,227	1,707
0.882% due 02/25/2035 •	5,028	5,009
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029	9,001	8,964
RAAC Trust 0.603% due 02/25/2037 •	5,701	5,561
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,478	6,977
5.675% due 06/25/2037 ^þ	16,477	6,518
5.731% due 11/25/2036 þ	26,144	13,364
Residential Asset Mortgage Products Trust
0.542% due 12/25/2035 •	2,038	1,934
0.702% due 03/25/2036 •	1,597	1,585
Residential Asset Securities Corp. Trust 0.942% due 09/25/2034 •	614	608
Saxon Asset Securities Trust 1.852% due 12/25/2037 •	4,972	4,950
Securitized Asset-Backed Receivables LLC Trust
0.232% due 05/25/2037 ^•	235	207
0.272% due 08/25/2036 ^•	1,261	546
Soundview Home Loan Trust
0.162% due 11/25/2036 •	36	14
0.507% due 12/25/2036 •	8,457	8,333
0.602% due 11/25/2036 •	10,493	10,332
Structured Asset Investment Loan Trust 1.052% due 07/25/2033 •	4,939	4,885
Structured Asset Securities Corp. Mortgage Loan Trust
0.262% due 03/25/2036 •	1,559	1,513
0.332% due 05/25/2047 •	4,708	4,631
0.542% due 12/25/2036 •	19,167	17,979
Towd Point Mortgage Trust
1.102% due 05/25/2058 •	8,621	8,662
1.636% due 04/25/2060 ~	21,490	21,370
2.710% due 01/25/2060 ~	19,494	19,813
2.900% due 10/25/2059 ~	71,893	73,385
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	24,400	25,210
WaMu Asset-Backed Certificates WaMu Trust 0.392% due 05/25/2037 •	4,964	4,705

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 0.447% due 01/25/2037 •		21,575	21,488

			660,206

CORPORATE BONDS & NOTES 4.2%
7-Eleven, Inc. 0.800% due 02/10/2024		1,100	1,088
AbbVie, Inc. 1.500% due 11/15/2023	EUR	700	821
American Tower Corp. 3.000% due 06/15/2023		$900	926
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,506
AT&T, Inc.
3.100% due 02/01/2043		3,200	3,117
3.500% due 06/01/2041		900	927
Bayer U.S. Finance LLC
1.213% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,372
3.875% due 12/15/2023		2,700	2,823
4.250% due 12/15/2025		10,300	11,150
4.375% due 12/15/2028		8,700	9,726
Boeing Co.
1.167% due 02/04/2023		600	600
1.433% due 02/04/2024		10,600	10,589
1.950% due 02/01/2024		13,100	13,255
2.750% due 02/01/2026		10,300	10,605
3.250% due 02/01/2028		20,800	21,691
Boston Scientific Corp. 3.450% due 03/01/2024		3,800	3,976
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,407
Broadcom, Inc.
2.450% due 02/15/2031		6,400	6,282
2.600% due 02/15/2033		2,900	2,831
3.137% due 11/15/2035		3,948	3,976
3.419% due 04/15/2033		1,100	1,154
Campbell Soup Co. 3.650% due 03/15/2023		1,972	2,034
Charles Schwab Corp. 0.750% due 03/18/2024		4,800	4,781
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,191
3.750% due 02/15/2028		19,100	20,478
3.950% due 06/30/2062		8,700	8,403
4.464% due 07/23/2022		12,050	12,229
5.125% due 07/01/2049		5,200	6,046
CVS Health Corp. 2.750% due 12/01/2022		1,000	1,014
CyrusOne LP 1.450% due 01/22/2027	EUR	4,300	5,001
Duke Energy Corp. 0.851% (US0003M + 0.650%) due 03/11/2022 ~		$17,600	17,616
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022		1,800	1,804
Enable Midstream Partners LP 3.900% due 05/15/2024		900	940
Equitable Holdings, Inc. 3.900% due 04/20/2023		650	673
Fidelity National Information Services, Inc. 1.700% due 06/30/2022	GBP	3,700	5,032
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	2,800	3,181
0.130% due 12/01/2024 •		5,250	5,900
0.167% due 11/15/2023 •		500	566
1.490% (US0003M + 1.270%) due 03/28/2022 ~		$1,400	1,399
1.514% due 02/17/2023	EUR	200	231
2.330% due 11/25/2025		1,600	1,900
2.700% due 08/10/2026		$6,500	6,565
2.748% due 06/14/2024	GBP	1,600	2,183
2.900% due 02/16/2028		$900	904
3.021% due 03/06/2024	EUR	2,500	2,975
3.087% due 01/09/2023		$12,100	12,321
3.096% due 05/04/2023		6,300	6,426
3.339% due 03/28/2022		2,000	2,006
3.375% due 11/13/2025		22,800	23,717
3.625% due 06/17/2031		2,100	2,214
3.664% due 09/08/2024		4,200	4,367
3.810% due 01/09/2024		1,000	1,039
4.000% due 11/13/2030		9,500	10,237
4.063% due 11/01/2024		1,200	1,264
4.140% due 02/15/2023		9,600	9,841
4.375% due 08/06/2023		1,400	1,458
4.535% due 03/06/2025	GBP	7,400	10,603
5.584% due 03/18/2024		$7,500	8,091

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Goldman Sachs Group, Inc. 2.000% due 07/27/2023	EUR	8,200	9,655
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		$9,400	10,158
JPMorgan Chase & Co. 2.776% due 04/25/2023 •		11,100	11,172
Kilroy Realty LP 3.450% due 12/15/2024		1,800	1,886
Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	6,333
2.450% due 04/15/2028		1,100	1,117
2.950% due 04/15/2031		3,600	3,672
Morgan Stanley 0.780% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	35,400	27,997
MPLX LP 3.500% due 12/01/2022		$600	613
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	9,700	13,103
2.550% due 12/05/2023		11,100	15,224
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		$1,100	1,110
3.875% due 09/21/2023		1,900	1,977
ONEOK, Inc. 4.550% due 07/15/2028		2,400	2,652
Oracle Corp.
1.650% due 03/25/2026 (i)		20,600	20,458
2.300% due 03/25/2028 (i)		7,000	6,982
2.875% due 03/25/2031 (i)		4,000	4,029
3.650% due 03/25/2041 (i)		13,500	13,669
3.950% due 03/25/2051 (i)		5,200	5,407
Organon & Co. 4.125% due 04/30/2028		3,700	3,767
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	193
2.950% due 03/01/2026		700	713
3.150% due 01/01/2026		1,400	1,432
3.500% due 08/01/2050		500	464
3.950% due 12/01/2047		900	869
4.000% due 12/01/2046		800	779
4.250% due 03/15/2046		500	500
4.300% due 03/15/2045		600	608
4.500% due 07/01/2040		300	313
4.550% due 07/01/2030		500	541
4.600% due 06/15/2043		1,100	1,136
4.750% due 02/15/2044		1,207	1,254
4.950% due 07/01/2050		100	109
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		5,000	5,243
RELX Capital, Inc. 3.500% due 03/16/2023		600	618
Ryder System, Inc. 2.875% due 06/01/2022		10,000	10,077
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,200	2,236
Southern California Edison Co.
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~		4,300	4,304
0.700% due 04/03/2023		6,200	6,172
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		6,500	6,515
3.500% due 10/01/2023		12,200	12,654
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		7,000	7,055
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		3,494	3,660
Verizon Communications, Inc. 2.987% due 10/30/2056		1,074	1,019
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		3,200	3,369
Walt Disney Co.
3.500% due 05/13/2040		2,800	3,073
3.600% due 01/13/2051		4,200	4,762
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		18,556	18,594

			596,695

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,562	7,482
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		13,055	12,946
Hilton Worldwide Finance LLC 1.852% (LIBOR03M + 1.750%) due 06/22/2026 ~		286	284
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		5,399	5,413

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	11,244	11,306

		37,431

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	100	166
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	165	165
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,360	1,562
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	7,700	7,816
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	5,000	5,037
2.532% due 06/01/2028	3,300	3,326

		18,072

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust 2.574% due 09/25/2035 ^~	71	67
American Home Mortgage Assets Trust 0.292% due 05/25/2046 ^•	171	154
BAMLL Commercial Mortgage Securities Trust 1.160% due 09/15/2038 •	15,200	15,220
Banc of America Funding Trust
2.371% due 03/20/2036 ~	44	43
2.603% due 02/20/2036 ~	518	522
2.679% due 11/20/2034 ~	193	197
3.063% due 10/20/2046 ^~	42	37
3.417% due 01/20/2047 ^~	75	73
5.500% due 01/25/2036	146	139
6.000% due 03/25/2037 ^	154	148
Banc of America Mortgage Trust
2.491% due 06/25/2035 ~	86	81
2.709% due 09/25/2035 ^~	15	15
3.517% due 04/25/2035 ~	97	91
BCAP LLC Trust
0.824% due 01/26/2047 •	233	222
5.250% due 02/26/2036 ~	433	258
5.250% due 04/26/2037	875	620
Bear Stearns Adjustable Rate Mortgage Trust
2.323% due 10/25/2033 ~	34	35
2.409% due 05/25/2034 ~	63	63
2.588% due 01/25/2035 ~	124	131
2.668% due 05/25/2034 ~	99	93
2.705% due 07/25/2034 ~	23	24
2.734% due 11/25/2034 ~	2	2
2.846% due 02/25/2034 ~	8	8
Bear Stearns ALT-A Trust
2.564% due 01/25/2036 ^~	127	128
2.700% due 08/25/2036 ^~	151	112
2.785% due 11/25/2035 ^~	45	40
2.868% due 09/25/2035 ^~	1,847	1,397
3.083% due 08/25/2036 ^~	724	610
3.241% due 11/25/2036 ^~	265	177
3.398% due 08/25/2036 ^~	974	617
Bear Stearns Structured Products, Inc. Trust 2.511% due 12/26/2046 ^~	31	28
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~	132	135
3.153% due 07/25/2037 ~	453	420
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.332% due 05/25/2036 •	530	507
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	41	42
Citigroup Mortgage Loan Trust
2.139% due 03/25/2037 ^~	291	258
2.470% due 05/25/2035 •	14	14
2.500% due 05/25/2051 ~	17,512	17,517
2.557% due 07/25/2046 ^~	437	434
2.768% due 08/25/2035 ~	11	12
3.153% due 09/25/2037 ^~	380	379
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.226% due 09/25/2035 ^~	1,037	1,002
Commercial Mortgage Trust
0.606% due 03/10/2046 ~(a)	13,000	83
1.269% due 01/10/2046 ~(a)	3,887	28
Countrywide Alternative Loan Trust
0.294% due 09/20/2046 •	2,072	2,021
0.314% due 07/20/2046 ^•	363	286
0.382% due 04/25/2047 •	662	608
0.442% due 01/25/2037 ^•	0	2
0.452% due 05/25/2037 ^•	342	107

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

0.482% due 09/25/2046 ^•	378	372
0.502% due 09/25/2035 ^•	131	89
0.522% due 07/25/2046 ^•	32	30
0.524% due 03/20/2046 •	51	43
0.524% due 05/20/2046 ^•	432	393
0.542% due 11/25/2035 •	189	177
0.552% due 09/25/2035 ^•	1,034	672
0.662% due 02/25/2037 •	191	168
0.727% due 11/25/2035 •	182	175
1.332% due 11/25/2047 ^•	1,743	1,601
1.462% due 11/25/2047 ^•	4,051	3,744
1.482% due 08/25/2035 •	179	175
3.130% due 02/25/2037 ^~	77	78
5.000% due 11/25/2035	3,407	2,443
5.250% due 06/25/2035 ^	89	83
6.250% due 08/25/2037 ^	342	252
6.500% due 08/25/2032	4	4
Countrywide Home Loan Mortgage Pass-Through Trust
0.642% due 03/25/2035 •	333	324
0.682% due 04/25/2035 •	340	320
0.742% due 03/25/2035 •	292	263
0.762% due 02/25/2035 •	8	8
1.987% due 02/20/2036 ^•	284	276
2.673% due 11/25/2034 ~	286	288
2.718% due 02/25/2047 ^~	144	141
2.813% due 09/20/2036 ^~	91	88
2.865% due 04/20/2036 ~	3,312	3,180
2.971% due 03/25/2037 ^~	138	131
3.008% due 08/25/2034 ^~	7	7
3.105% due 05/20/2036 ~	236	235
6.000% due 08/25/2037	1,081	751
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.116% due 07/25/2033 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,563	1,305
Credit Suisse Mortgage Capital Trust
1.510% due 07/15/2038 •	4,800	4,798
2.500% due 07/25/2056 ~	3,424	3,451
DBUBS Mortgage Trust 0.735% due 11/10/2046 ~(a)	1,431	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.242% due 07/25/2047 •	308	295
0.292% due 08/25/2047 •	7,190	6,886
0.853% due 10/25/2047 •	3,441	3,233
Downey Savings & Loan Association Mortgage Loan Trust 0.744% due 07/19/2045 ^•	5	1
Extended Stay America Trust 1.190% due 07/15/2038 •	25,567	25,641
First Horizon Mortgage Pass-Through Trust
2.500% due 10/25/2035 ~	39	42
2.773% due 08/25/2035 ~	59	47
GreenPoint Mortgage Funding Trust
0.282% due 01/25/2037 •	344	335
0.522% due 04/25/2036 •	304	302
0.642% due 11/25/2045 •	80	73
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~	8	8
GS Mortgage Securities Corp. 1.475% due 02/10/2046 ~(a)	10,151	119
GS Mortgage Securities Trust 1.917% due 11/10/2045 ~(a)	17,152	132
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	6,846	6,861
2.500% due 02/25/2052 ~	15,315	15,416
2.500% due 04/25/2052 ~	8,901	8,893
GSR Mortgage Loan Trust
0.332% due 05/25/2037 •	3,156	2,117
1.840% due 03/25/2033 •	22	22
2.568% due 01/25/2035 ~	98	98
2.629% due 11/25/2035 ~	165	166
2.637% due 04/25/2035 ~	13	13
2.851% due 09/25/2035 ~	117	120
2.852% due 05/25/2035 ~	70	69
HarborView Mortgage Loan Trust
0.294% due 09/19/2037 •	537	529
0.584% due 03/19/2036 ^•	75	75
2.658% due 07/19/2035 ^~	77	65
HomeBanc Mortgage Trust 2.508% due 04/25/2037 ^~	626	624
Impac CMB Trust
0.822% due 10/25/2034 •	308	303
0.882% due 10/25/2034 •	122	121
1.103% due 07/25/2033 •	11	11
IndyMac IMSC Mortgage Loan Trust 0.462% due 07/25/2047 •	1,801	1,422

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

IndyMac INDA Mortgage Loan Trust
2.891% due 08/25/2036 ~	352	334
2.905% due 11/25/2035 ^~	56	55
IndyMac INDB Mortgage Loan Trust 0.702% due 11/25/2035 ^•	142	98
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •	1,936	1,827
0.342% due 06/25/2037 •	349	350
0.352% due 02/25/2037 •	592	471
0.402% due 06/25/2037 ^•	309	153
2.791% due 03/25/2036 ~	3,902	3,639
2.873% due 09/25/2035 ^~	4,186	3,954
2.928% due 12/25/2034 ~	37	39
JP Morgan Alternative Loan Trust
0.582% due 10/25/2036 •	9,466	9,444
2.792% due 12/25/2035 ^~	4,398	3,737
5.500% due 11/25/2036 ^~	6	4
JP Morgan Chase Commercial Mortgage Securities Trust 0.934% due 12/15/2047 ~(a)	47,020	334
JP Morgan Mortgage Trust
1.000% due 05/25/2052 •	13,854	13,884
1.815% due 11/25/2033 ~	37	38
2.378% due 09/25/2035 ~	46	44
2.511% due 07/25/2035 ~	62	63
2.688% due 02/25/2036 ^~	235	195
2.725% due 10/25/2035 ~	5	5
3.000% due 01/25/2052 ~	66,910	68,786
3.000% due 02/25/2052 «(b)	63,800	65,079
3.000% due 04/25/2052 ~	64,670	65,961
3.000% due 05/25/2052 «~	103,000	102,659
JPMBB Commercial Mortgage Securities Trust 0.655% due 04/15/2047 ~(a)	24,190	317
Luminent Mortgage Trust 0.272% due 12/25/2036 •	1,253	1,204
LUXE Commercial Mortgage Trust 1.160% due 10/15/2038 •	33,300	33,339
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	23,158
MASTR Adjustable Rate Mortgages Trust
0.312% due 04/25/2046 •	802	743
0.702% due 05/25/2047 ^•	590	1,177
MASTR Alternative Loan Trust
0.502% due 03/25/2036 ^•	373	27
6.000% due 03/25/2036 ^	958	965
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.590% due 06/15/2030 •	10	10
2.610% due 10/20/2029 •	7	7
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •	295	294
0.602% due 11/25/2035 •	484	482
1.816% due 02/25/2033 ~	43	41
3.008% due 06/25/2035 ~	97	99
MFA Trust
1.381% due 04/25/2065 ~	19,218	19,164
1.947% due 04/25/2065 ~	7,943	7,949
Morgan Stanley Bank of America Merrill Lynch Trust
1.011% due 05/15/2046 ~(a)	43,759	384
1.279% due 02/15/2046 ~(a)	38,663	348
1.336% due 08/15/2045 ~(a)	25,392	63
Morgan Stanley Capital Trust 1.279% due 12/15/2023 •	22,800	22,843
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	23,979	24,456
2.750% due 11/25/2059 ~	21,314	21,704
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.662% due 12/25/2035 •	716	708
PMT Loan Trust 2.500% due 07/25/2051 ~	12,627	12,663
PRET LLC 1.843% due 09/25/2051 þ	28,453	27,956
Residential Accredit Loans, Inc. Trust
0.252% due 02/25/2047 •	1,254	613
0.462% due 07/25/2036 ^•	12,331	6,410
0.502% due 12/25/2046 ^•	586	555
0.522% due 04/25/2046 •	41	15
0.642% due 05/25/2046 ^•	191	171
1.010% due 10/25/2037 ~	3,623	3,586
6.000% due 06/25/2036	444	438
6.250% due 02/25/2037	8,300	8,097
Residential Asset Securitization Trust
0.502% due 01/25/2046 ^•	96	35
5.750% due 02/25/2036	4,139	3,865
6.500% due 08/25/2036 ^	577	254
Residential Funding Mortgage Securities, Inc. Trust
2.967% due 09/25/2035 ^~	147	107
6.500% due 03/25/2032	20	21

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Sequoia Mortgage Trust
2.579% due 04/20/2035 ~	38	41
2.803% due 09/20/2046 ^~	1,392	947
Structured Adjustable Rate Mortgage Loan Trust
2.284% due 04/25/2034 ~	44	45
2.431% due 02/25/2034 ~	46	46
2.792% due 08/25/2035 ~	242	234
2.963% due 05/25/2036 ^~	8	7
3.087% due 02/25/2036 ^~	79	71
3.098% due 09/25/2036 ^~	439	384
Structured Asset Mortgage Investments Trust
0.322% due 09/25/2047 •	2,007	1,846
0.482% due 06/25/2036 •	25	25
0.522% due 05/25/2036 •	316	280
0.542% due 05/25/2036 •	1,876	1,841
0.622% due 05/25/2046 ^•	5	2
0.684% due 07/19/2034 •	4	4
0.702% due 08/25/2036 ^•	1,222	1,146
0.722% due 12/25/2035 ^•	4	4
1.582% due 08/25/2047 ^•	945	929
Structured Asset Securities Corp. 0.382% due 01/25/2036 •	959	908
Structured Asset Securities Corp. Mortgage Loan Trust 0.392% due 10/25/2036 •	6,925	6,319
Thornburg Mortgage Securities Trust
1.353% due 06/25/2037 ^•	312	291
1.753% due 06/25/2037 •	1,675	1,570
1.765% due 10/25/2043 ~	28	28
1.803% due 06/25/2037 •	6,006	5,995
1.811% due 06/25/2047 ^•	935	826
1.811% due 06/25/2047 •	6	5
1.861% due 03/25/2037 ^•	446	419
UBS-Barclays Commercial Mortgage Trust 1.575% due 12/10/2045 ~(a)	47,056	333
UWM Mortgage Trust
2.500% due 11/25/2051 ~	44,635	44,622
2.500% due 12/25/2051 ~	27,571	27,562
3.000% due 01/25/2052 ~	7,900	8,038
WaMu Mortgage Pass-Through Certificates Trust
0.662% due 11/25/2045 •	1,949	1,921
0.722% due 01/25/2045 •	127	127
0.843% due 11/25/2034 •	339	329
0.894% due 12/25/2046 •	75	73
1.062% due 06/25/2046 •	434	440
1.082% due 02/25/2046 •	989	1,000
1.475% due 02/27/2034 •	94	96
1.725% due 10/25/2046 •	632	620
2.579% due 06/25/2033 ~	20	20
2.644% due 12/25/2035 ~	155	158
2.688% due 09/25/2036 ~	1,430	1,383
2.831% due 04/25/2035 ~	146	148
2.833% due 10/25/2035 ~	157	159
2.878% due 02/25/2037 ^~	2,912	2,766
2.916% due 08/25/2046 ^~	813	802
Washington Mutual Mortgage Pass-Through Certificates Trust
0.482% due 07/25/2046 •	2,815	2,345
0.602% due 07/25/2046 ^•	1	6
0.852% due 04/25/2047 •	6,107	5,466
0.922% due 05/25/2047 ^•	26	3
1.022% due 07/25/2046 ^•	320	220
Wells Fargo-RBS Commercial Mortgage Trust
0.346% due 03/15/2048 ~(a)	40,000	151
1.093% due 03/15/2048 ~(a)	41,405	397
1.129% due 03/15/2045 ~(a)	37,231	311

		834,445

	SHARES
PREFERRED SECURITIES 1.2%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)	3,952,199	103,026
AT&T, Inc. 2.875% due 03/02/2025 •(g)	6,900,000	7,881
Bank of America Corp. 5.875% due 03/15/2028 •(g)	12,150,000	13,532
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)	14,900,000	15,217
5.375% due 06/01/2025 •(g)	4,900,000	5,353
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	10,000,000	10,725
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(g)	6,100,000	6,085
4.950% due 02/10/2025 •(g)	1,100,000	1,144

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	6,300,000	6,477

		169,440

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.0%
Fannie Mae
0.222% due 03/25/2034 •	9	9
0.502% due 06/25/2036 •	255	258
0.602% due 10/25/2040 •	115	117
1.283% due 06/01/2043 •	21	22
1.641% due 12/01/2034 •	59	62
2.185% due 08/01/2036 •	12	12
2.198% due 08/01/2023 •	2	2
2.200% due 01/01/2023 •	5	5
2.250% due 06/01/2035 •	77	77
2.335% due 04/01/2032 •	5	5
2.423% due 11/01/2034 •	351	372
2.633% due 12/01/2030 •	3	3
3.000% due 03/01/2060	15,010	15,906
3.500% due 01/01/2059	28,104	30,443
6.000% due 04/25/2043 - 07/25/2044	553	624
Freddie Mac
0.436% due 01/15/2038 •	3,885	3,893
0.590% due 10/15/2040 •	1,192	1,206
0.710% due 12/15/2037 •	147	150
0.773% due 09/25/2022 ~(a)	20,707	87
0.934% due 11/25/2022 ~(a)	29,527	189
1.282% due 10/25/2044 •	873	895
1.284% due 02/25/2045 •	64	65
1.886% due 01/15/2038 ~(a)	3,885	231
2.021% due 09/01/2035 •	19	20
2.235% due 06/01/2022 •	3	3
6.000% due 12/01/2033	311	343
6.500% due 11/15/2023	2	2
Ginnie Mae
1.625% due 09/20/2022 - 09/20/2026 ~	32	33
1.875% due 05/20/2022 - 05/20/2026 ~	16	17
1.875% due 04/20/2027 - 05/20/2030 •	58	60
2.000% due 07/20/2022 ~	0	1
2.000% due 08/20/2027 - 05/20/2030 •	30	30
2.125% due 10/20/2023 - 12/20/2025 ~	10	10
2.125% due 11/20/2030 •	2	2
3.000% due 07/20/2046 - 05/20/2047	547	554
6.000% due 08/20/2034	3,485	3,861
Small Business Administration 5.110% due 04/01/2025	6	6
Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	11,331	11,640
3.000% due 10/01/2049 - 06/01/2051	43,147	45,511
3.500% due 04/01/2027 - 07/01/2050	54,351	57,570
4.000% due 06/01/2038 - 06/01/2050	16,619	17,712
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2037 - 01/01/2052	728,784	728,324
2.500% due 01/01/2052	162,000	165,291
3.500% due 01/01/2037 - 01/01/2052	4,200	4,421
4.000% due 01/01/2052 - 03/01/2052	978,276	1,040,290
4.500% due 01/01/2052	121,200	129,852

		2,260,186

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Bonds
1.375% due 11/15/2040	72,600	66,185
1.625% due 11/15/2050 (o)	2,000	1,864
1.875% due 02/15/2041 (m)(o)	26,400	26,139
5.250% due 02/15/2029 (m)	900	1,134
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (m)	78,392	87,762
2.375% due 01/15/2027 (m)	5,761	6,961
2.500% due 01/15/2029 (m)	32,405	41,449
3.875% due 04/15/2029 (m)	12,621	17,588
U.S. Treasury Notes
0.125% due 12/15/2023 (m)(o)	10,700	10,578
0.625% due 05/15/2030	79,350	74,211
2.000% due 08/15/2025 (m)(o)	17,000	17,535
2.000% due 11/15/2026 (m)(o)	9,600	9,932
2.250% due 11/15/2025 (m)(o)	5,600	5,834
2.875% due 04/30/2025 (m)(o)	179,700	190,405

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

			557,577

Total United States (Cost $5,054,994)			5,134,052

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (j) 0.1%			12,870

ISRAEL TREASURY BILLS 1.4%
(0.032)% due 01/05/2022 - 12/07/2022 (d)(e)	ILS	623,900	200,668

U.S. TREASURY BILLS 0.1%
0.050% due 02/17/2022 - 03/24/2022 (d)(e)(m)(o)		$11,144	11,143

Total Short-Term Instruments (Cost $216,072)			224,681

Total Investments in Securities (Cost $15,770,566)			16,053,748

		SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short Asset Portfolio		63,613,909	634,485
PIMCO Short-Term Floating NAV Portfolio III		15,487,604	150,509

Total Short-Term Instruments (Cost $787,488)			784,994

Total Investments in Affiliates (Cost $787,488)			784,994

Total Investments 119.3% (Cost $16,558,054)			$16,838,742
Financial Derivative Instruments (l)(n) (0.4)%(Cost or Premiums, net $(6,352))			(50,334)
Other Assets and Liabilities, net (18.9)%			(2,679,288)

Net Assets 100.0%			$14,109,120

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Payment in-kind security.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Principal amount of security is adjusted for inflation.
(g)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)							Contingent convertible security.
(i)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$106,898	$103,026	0.73%
Deutsche Bank AG				0.898	05/28/2024	05/25/2021	8,700	8,628	0.06
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	10,600	10,587	0.08
Deutsche Bank AG				3.035	05/28/2032	06/01/2021-06/21/2021	9,910	9,984	0.07
Deutsche Bank AG				3.729	01/14/2032	01/20/2021-01/28/2021	4,219	4,299	0.03
Morgan Stanley				0.780	02/03/2023	01/30/2020	26,834	27,997	0.20
Oracle Corp.				1.650	03/25/2026	03/22/2021	20,592	20,458	0.15
Oracle Corp.				2.300	03/25/2028	03/22/2021	6,984	6,982	0.05
Oracle Corp.				2.875	03/25/2031	03/22/2021	3,994	4,029	0.03
Oracle Corp.				3.650	03/25/2041	03/22/2021	13,411	13,669	0.10
Oracle Corp.				3.950	03/25/2051	03/22/2021	5,191	5,407	0.04

							$217,333	$215,066	1.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$12,870	U.S. Treasury Notes 1.250% due 03/31/2028		$(13,127)	$12,870	$12,870

Total Repurchase Agreements							$(13,127)	$12,870	$12,870

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BPS				(0.570)%	11/22/2021	02/14/2022	EUR	(24,113)	$(27,435)
CEW				(0.650)	11/22/2021	02/14/2022	(89,597)		(101,929)
JML				(6.000)	09/09/2021	TBD(2)	(513)		(576)
				(0.680)	11/22/2021	02/14/2022	(236,131)		(268,623)
				(0.630)	11/22/2021	02/14/2022	(185,513)		(211,053)

Total Reverse Repurchase Agreements									$(609,616)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

SHORT SALES:
United States (23.2)%
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (23.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2037	$181,700	$(185,542)	$(186,062)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2037	64,000	(65,218)	(65,426)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2052	919,834	(919,704)	(917,072)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2052	949,800	(944,464)	(944,833)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2052	489,250	(500,227)	(499,190)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	428,680	(437,161)	(436,301)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2052	151,500	(156,376)	(156,611)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2052	6,900	(7,247)	(7,254)
Uniform Mortgage-Backed Security, TBA	3.500	03/01/2052	52,400	(54,963)	(55,011)

Total Short Sales (23.2)%	$(3,270,902)	$(3,267,760)

(k)	Securities with an aggregate market value of $592,180 and cash of $12,960 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(738,688) at a weighted average interest rate of (0.379%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	248	$61,786	$(100)	$3	$0
Euro-BTP Italy Government Bond March Futures	03/2022	6,461	1,081,383	(16,417)	0	(1,618)
Euro-Buxl 30-Year Bond March Futures	03/2022	222	52,253	(2,500)	0	(86)
Euro-Schatz March Futures	03/2022	14,788	1,886,152	(2,475)	84	0
U.S. Treasury 10-Year Note March Futures	03/2022	4,860	634,078	2,211	304	0

$(19,281)	$391	$(1,704)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	751	$(62,370)	$(56)	$148	$0
Australia Government 10-Year Bond March Futures	03/2022	328	(33,210)	4	361	0
Canada Government 10-Year Bond March Futures	03/2022	2,043	(230,343)	(3,350)	0	(404)
Euro-Bobl March Futures	03/2022	9,539	(1,447,006)	8,177	434	0
Euro-Bund 10-Year Bond March Futures	03/2022	5,750	(1,121,852)	18,608	917	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	2,673	(496,500)	8,568	457	0
Japan Government 10-Year Bond March Futures	03/2022	143	(188,450)	372	323	0
U.S. Treasury 2-Year Note March Futures	03/2022	7,522	(1,641,089)	984	0	(353)
U.S. Treasury 5-Year Note March Futures	03/2022	608	(73,554)	(62)	0	(43)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	220	(32,216)	75	0	(58)
U.S. Treasury 30-Year Bond March Futures	03/2022	109	(17,488)	(50)	0	(61)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	9	(1,774)	11	0	(14)
United Kingdom Long Gilt March Futures	03/2022	1,279	(216,226)	3,527	0	(693)

$36,808	$2,640	$(1,626)

Total Futures Contracts	$17,527	$3,031	$(3,330)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2027	1.405%	EUR	3,300	$(17)	$(70)	$(87)	$0	$(4)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	3.521	36,100	2,388	184	2,572	0	(1)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	4,800	12	(27)	(15)	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.214	2,500	(14)	(3)	(17)	4	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.180	$6,400	113	(86)	27	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.349	EUR	4,900	(145)	330	185	1	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	9,300	2,112	(42)	2,070	19	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.124	10,675	(511)	567	56	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.463	5,700	(188)	313	125	0	0

$3,750-24	$1,166	$4,916	$28	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$97,100	$(9,255)	$255	$(9,000)	$0	$(164)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	284,800	(1,757)	(2,602)	(4,359)	0	(172)
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	700	(4)	(5)	(9)	0	0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	294,800	(1,770)	(1,226)	(2,996)	0	(208)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	328,400	(2,488)	(5,239)	(7,727)	0	(357)

$(15,274)	$(8,817)	$(24,091)	$0	$(901)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$82,700	$1,913	$139	$2,052	$36	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$3,162,300	$(23)	$18	$(5)	$0	$(7)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	(98)	(98)	0	(23)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	(8)	(8)	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	71,100	0	(2)	(2)	0	(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	374,100	28	(57)	(29)	0	(13)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	285,300	0	(20)	(20)	0	(3)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	91,200	0	33	33	0	(10)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	302,200	43	81	124	0	(5)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	269,400	0	33	33	0	(3)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	229,600	0	44	44	0	(4)

$48	$24	$72	$0	$(75)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	457,400	$2,049	$3,183	$5,232	$0	$(222)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024	144,900	(835)	(2,631)	(3,466)	60	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027	106,400	(668)	(3,355)	(4,023)	347	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	136,100	(357)	(3,369)	(3,726)	978	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	30,400	(188)	(707)	(895)	777	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	30,010,000	0	38	38	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022		11,190,000	0	(13)	(13)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022		14,720,000	0	17	17	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023		34,030,000	421	(217)	204	0	(24)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	11/02/2025		11,910,000	9	91	100	0	(30)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		21,670,000	1	(201)	(200)	0	(202)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2031		31,590,000	(3,475)	510	(2,965)	0	(451)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		18,420,000	198	233	431	291	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	201	(1,400)	(1,199)	448	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	06/16/2049		1,800,000	(436)	273	(163)	125	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Semi-Annual	06/19/2049		14,700,000	(129)	(868)	(997)	0	(1,013)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		3,298,000	754	121	875	252	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	82,700	(566)	1,421	855	220	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		58,870	188	(440)	(252)	163	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	12/15/2023		$22,700	172	36	208	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.768	Annual	12/31/2023		1,608,500	(247)	(1,511)	(1,758)	0	(144)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		604,400	5,848	325	6,173	136	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		83,000	(437)	26	(411)	42	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		95,400	(803)	(272)	(1,075)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		118,200	312	94	406	67	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.228	Annual	08/15/2031		422,900	(43)	(3,979)	(4,022)	161	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		153,924	3,814	(1,014)	2,800	57	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		106,250	(800)	(541)	(1,341)	40	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		300	33	(12)	21	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,900	53	(42)	11	8	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	379,000	(2)	1,045	1,043	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		257,800	0	698	698	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		389,000	0	1,071	1,071	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		649,000	0	1,751	1,751	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		328,100	0	887	887	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		380,000	0	1,027	1,027	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		85,200	0	232	232	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		89,000	0	237	237	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		143,800	0	381	381	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		5,210,700	(56)	(8,241)	(8,297)	0	(4)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		105,600	0	(215)	(215)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		2,281,600	(13)	(4,595)	(4,608)	0	(2)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		786,900	(1,181)	2,178	997	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,472,400	(186)	(2,381)	(2,567)	0	(1)
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		3,003,019	0	510	510	0	0
Receive	1-Year BRL-CDI	7.198	Maturity	01/03/2022		2,760,500	0	488	488	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	51,800	0	164	164	3	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		36,700	0	117	117	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		31,000	136	(33)	103	4	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		356,700	5	535	540	101	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		176,500	4	146	150	50	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		34,800	0	(337)	(337)	24	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	(226)	(226)	17	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		67,500	(544)	66	(478)	55	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		42,300	(520)	(638)	(1,158)	42	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	4,343	(485)	3,858	130	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	(472)	(459)	94	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		223,400	2,519	(2,231)	288	306	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(2,491)	(3,521)	(6,012)	318	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		68,000	(2,926)	(341)	(3,267)	88	0
Pay	3-Month CAD-Bank Bill	1.585	Semi-Annual	07/19/2031		22,500	(656)	175	(481)	32	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		17,700	582	1,291	1,873	76	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	313,200	(397)	(3,441)	(3,838)	71	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	327,700	118	823	941	0	(46)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		380,700	(62)	984	922	0	(68)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		8,000	0	(197)	(197)	0	(1)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(228)	84	0	(8)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	(340)	295	0	(53)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		$177,100	(410)	(898)	(1,308)	0	(13)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		758,400	(7,922)	5,994	(1,928)	0	(10)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		322,400	308	1,935	2,243	38	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		150,800	0	(1,937)	(1,937)	4	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		4,300	(10)	(24)	(34)	0	(1)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		130,050	0	(1,236)	(1,236)	10	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	(1,150)	(1,150)	7	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	(1,022)	(1,022)	20	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		1,200	(9)	(5)	(14)	0	0
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	01/15/2026		115,200	223	4,165	4,388	0	(3)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		44,400	657	967	1,624	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		127,610	(2,936)	(1,642)	(4,578)	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		1,488,400	(16,553)	23,638	7,085	0	(567)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		319,750	(2,932)	(15,562)	(18,494)	207	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		42,300	(2,316)	(178)	(2,494)	24	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		199,300	1,626	(1,133)	493	118	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		448,200	(5,575)	26,124	20,549	0	(178)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	01/15/2031		1,174,600	14,606	83,491	98,097	0	(538)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		32,400	0	1,066	1,066	0	(16)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		39,000	0	1,142	1,142	0	(20)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		400,005	(17,983)	(9,158)	(27,141)	201	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		315,180	26,476	(3,613)	22,863	0	(121)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		18,800	(87)	64	(23)	0	(10)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		17,800	(41)	254	213	0	(9)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		54,000	(362)	856	494	0	(29)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		52,900	(352)	653	301	0	(27)
Pay	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		14,810	0	590	590	10	0
Receive	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		55,300	0	(915)	(915)	0	(31)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		568,700	13,627	(4,395)	9,232	254	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		186,300	5,807	(2,557)	3,250	120	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		70,500	1,631	4,271	5,902	0	(214)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		22,900	(671)	2,887	2,216	0	(92)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,700	(531)	1,187	656	0	(22)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		48,700	239	5,250	5,489	0	(215)
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	01/15/2051		92,100	2,248	17,892	20,140	0	(342)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		40,600	(468)	(1,970)	(2,438)	169	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		19,400	(144)	(817)	(961)	0	(85)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		26,900	(5,649)	2,528	(3,121)	105	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		12,800	2,687	(1,233)	1,454	0	(58)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		18,300	(130)	(749)	(879)	0	(80)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		19,300	(146)	(933)	(1,079)	0	(85)
Receive	3-Month USD-LIBOR	1.665	Semi-Annual	10/27/2051		3,000	0	42	42	0	(13)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		137,700	10,554	(1,536)	9,018	613	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		6,100	(568)	154	(414)	0	(31)
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		16,000	0	(1,432)	(1,432)	0	(82)
Receive(6)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		9,900	0	257	257	0	(48)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	280	337	1	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	459	643	15	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	71,200	(1,528)	4,254	2,726	365	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	(1,042)	(1,042)	0	(38)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	110,600	(258)	(454)	(712)	0	(24)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	14	7	0	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		1,785,200	(3,573)	(29,818)	(33,391)	0	(1,901)
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		535,200	(7,497)	(5,273)	(12,770)	0	(588)
Receive(6)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		26,250	0	401	401	23	0
Receive(6)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		33,100	0	449	449	28	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		1,696,940	26,507	(44,503)	(17,996)	0	(1,608)
Pay(6)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		39,500	0	(2,218)	(2,218)	0	(38)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		400	19	11	30	1	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	846	846	1	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		200,000	(9,956)	9,139	(817)	168	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,900	(396)	400	4	15	0
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		13,400	0	1,913	1,913	9	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	(602)	(744)	0	(34)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	30,010,000	0	87	87	1	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022		14,720,000	0	37	37	1	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022		11,190,000	0	(28)	(28)	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	111	(5,448)	(5,337)	0	(23)
Receive	UKRPI	3.397	Maturity	11/15/2030		16,210	123	2,737	2,860	0	(154)
Receive	UKRPI	3.445	Maturity	11/15/2030		13,970	0	2,351	2,351	0	(133)
Receive	UKRPI	3.510	Maturity	11/15/2030		7,230	0	1,137	1,137	0	(69)
Pay	UKRPI	3.740	Maturity	03/15/2031		24,600	13	(3,077)	(3,064)	186	0
Pay	UKRPI	3.700	Maturity	04/15/2031		44,100	400	(6,433)	(6,033)	315	0
Pay	UKRPI	3.217	Maturity	11/15/2040		27,610	(477)	(8,225)	(8,702)	219	0
Pay	UKRPI	3.272	Maturity	11/15/2040		9,900	(2)	(2,890)	(2,892)	81	0
Pay	UKRPI	3.273	Maturity	11/15/2040		13,970	0	(4,078)	(4,078)	115	0
Pay	UKRPI	3.340	Maturity	11/15/2040		12,230	0	(3,219)	(3,219)	104	0
Receive	UKRPI	3.000	Maturity	11/15/2050		11,400	421	5,127	5,548	0	(140)
Receive	UKRPI	3.051	Maturity	11/15/2050		9,900	0	4,437	4,437	0	(129)
Receive	UKRPI	3.143	Maturity	11/15/2050		5,000	0	1,883	1,883	0	(72)

							$23,595	$22,646	$46,241	$9,205	$(10,175)

Total Swap Agreements							$14,032	$15,158	$29,190	$9,269	$(11,156)

(m)

Securities with an aggregate market value of $304,456 and cash of $25,126 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2022			$1,194		NZD	1,767	$17		$0
BOA		01/2022		CHF	4,279		$4,664		0		(33)
		01/2022		CNH	45,754		7,136		0		(54)
		01/2022		CNY	267,693		41,561		0		(514)
		01/2022		CZK	7,054		328		6		0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

	01/2022	PEN	33,341		8,051	0	(297)
	01/2022	RUB	192,365		2,589	30	0
	01/2022		$8,283	AUD	11,610	164	0
	01/2022		1,052	CAD	1,348	13	0
	01/2022		2,187	GBP	1,650	46	0
	01/2022		2,297	JPY	260,600	0	(31)
	01/2022		343	MXN	7,140	5	0
	01/2022		23	TWD	622	0	0
	02/2022	ILS	13,740		$4,419	0	(2)
	02/2022		$267	PLN	1,025	0	(14)
	03/2022	MXN	65,498		$3,141	0	(17)
	03/2022	MYR	315,604		75,509	0	(146)
	03/2022	PEN	26,186		6,321	0	(210)
	03/2022	SGD	9,046		6,603	0	(107)
	04/2022	DKK	637,583		100,708	2,916	0
	05/2022	ZAR	1,985		121	0	(1)
	07/2022	PEN	146,476		36,245	50	0
BPS	01/2022	AUD	12,831		9,163	0	(172)
	01/2022	CAD	102,250		80,009	14	(839)
	01/2022	CNY	1,525		237	0	(3)
	01/2022	GBP	6,071		8,150	0	(67)
	01/2022	ILS	14,459		4,596	0	(55)
	01/2022	JPY	6,221,500		54,931	844	0
	01/2022	MXN	7,140		349	0	0
	01/2022	RUB	3,263		44	0	0
	01/2022		$23,730	CAD	30,297	221	0
	01/2022		1,295	CHF	1,196	17	0
	01/2022		7,072	CNH	45,472	74	0
	01/2022		62,282	EUR	55,146	501	0
	01/2022		2,837	GBP	2,131	47	0
	01/2022		20	IDR	282,695	0	0
	01/2022		28,691	JPY	3,256,800	0	(378)
	01/2022		1,383	RUB	101,324	0	(35)
	03/2022	HKD	321		$41	0	0
	03/2022	MYR	602,143		141,921	0	(2,422)
	04/2022	DKK	384,280		59,088	359	(212)
	05/2022	ZAR	950		60	2	0
	08/2022		2,561		161	5	0
	11/2022		1,807		112	3	0
BRC	01/2022		$6,354	GBP	4,808	154	0
	02/2022	SEK	8,448		$933	0	(2)
	03/2022	KRW	12,749,040		10,803	100	0
CBK	01/2022	EUR	44,332		50,278	0	(194)
	01/2022	ILS	121,197		37,361	0	(1,624)
	01/2022	PEN	8,587		2,133	0	(17)
	01/2022	RUB	815,992		10,950	95	0
	01/2022		$14,092	PEN	56,078	0	(50)
	02/2022	ILS	147,448		$45,827	0	(1,605)
	02/2022	PEN	7,650		1,992	78	0
	02/2022	RON	1,155		262	0	(2)
	02/2022		$206	PLN	787	0	(11)
	03/2022	ILS	147,238		$44,767	0	(2,610)
	03/2022	RUB	193,610		2,569	18	0
	04/2022	DKK	763,160		119,338	2,336	(51)
	04/2022	ILS	25,401		7,900	0	(279)
	04/2022	MXN	15,805		728	0	(29)
	04/2022		$16,615	DKK	108,035	38	(83)
	05/2022	PEN	121,496		$31,800	1,586	0
	06/2022	ILS	118,808		36,653	0	(1,658)
	08/2022		51,003		15,919	0	(555)
	08/2022	PEN	28,455		7,038	10	0
	09/2022		101,557		24,149	0	(812)
	10/2022	ILS	900		288	0	(4)
	12/2022		11,202		3,641	8	0
DUB	01/2022	CNH	4,739,127		740,942	0	(3,797)
	01/2022	CZK	9,200		419	0	(2)
	02/2022	HUF	181,634		567	9	0
	02/2022	ILS	9,307		2,961	0	(33)
	02/2022	RUB	537,419		7,179	52	0
	02/2022		$602	PLN	2,443	3	0
GLM	01/2022	ILS	16,680		$5,108	0	(257)
	01/2022	PEN	84,350		20,445	0	(670)
	01/2022	RUB	539,952		7,337	160	(6)
	01/2022		$107	CNH	686	1	0
	01/2022		3,471	GBP	2,620	75	0
	01/2022		14,158	JPY	1,601,800	0	(233)
	01/2022		10,278	RUB	747,912	0	(329)
	02/2022	CAD	15,692		$13,001	597	0
	02/2022		$414	MXN	8,770	11	0
	03/2022	RUB	53,662		$710	3	0
	03/2022	SGD	5,611		4,092	0	(70)
	03/2022		$32,075	MXN	666,662	63	0
	11/2022	ILS	48,400		$15,630	0	(50)
HUS	01/2022	CAD	45,753		35,807	0	(362)
	01/2022	CNH	2,429,719		378,210	0	(3,613)
	01/2022	CZK	10,073		455	0	(5)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

01/2022	EUR	23,692	26,868	0	(105)
01/2022	GBP	12,197	16,257	0	(252)
01/2022	ILS	40,950	12,684	0	(489)
01/2022	JPY	15,483,500	134,911	305	0
01/2022	$6,590	CNH	42,057	19	0
01/2022	61,845	CNY	394,283	19	0
01/2022	3,174	EUR	2,800	14	0
01/2022	2,698	GBP	2,034	55	0
01/2022	33	IDR	471,478	1	0
01/2022	282	TWD	7,839	1	0
02/2022	ILS	105,297	$33,958	83	0
03/2022	KRW	46,313,620	39,133	252	0
03/2022	MYR	42,815	10,124	0	(140)
03/2022	RUB	130,330	1,731	13	0
03/2022	SGD	59,848	43,692	0	(703)
04/2022	DKK	243,840	38,080	679	0
04/2022	$11,463	DKK	73,375	0	(208)
IND	01/2022	4,943	GBP	3,698	63	0
JPM	01/2022	AUD	4,121	$2,967	0	(32)
01/2022	CAD	170,587	134,361	0	(495)
01/2022	CNH	2,950,153	460,521	0	(3,087)
01/2022	CNY	658,997	102,297	0	(1,280)
01/2022	JPY	19,531,174	172,164	2,370	0
01/2022	NZD	160,328	109,296	0	(511)
01/2022	$35,052	CAD	44,832	390	0
01/2022	115	CNY	734	1	0
01/2022	2,114	GBP	1,591	39	0
01/2022	5,955	JPY	677,500	0	(65)
02/2022	HUF	131,086	$397	0	(6)
03/2022	HKD	7,114	913	1	0
03/2022	KRW	225,681,225	190,883	1,423	0
03/2022	MXN	620,226	29,361	0	(539)
03/2022	SGD	86,787	63,324	0	(1,053)
03/2022	$325	THB	11,030	5	0
04/2022	DKK	14,375	$2,258	53	0
MYI	01/2022	AUD	241,686	174,472	0	(1,368)
01/2022	BRL	11,590	2,077	0	(4)
01/2022	$2,030	BRL	11,590	51	0
02/2022	BRL	11,590	$2,016	0	(51)
04/2022	DKK	1,904,145	300,536	8,478	0
RBC	01/2022	CAD	109,648	86,102	0	(580)
01/2022	GBP	7,108	9,421	0	(200)
01/2022	JPY	24,763,940	217,222	1,936	0
01/2022	$3,560	CAD	4,537	27	0
02/2022	634	MXN	13,121	2	0
RYL	01/2022	CZK	15,891	$720	0	(6)
01/2022	$4,444	GBP	3,370	117	0
SCX	01/2022	AUD	12,999	$9,267	0	(190)
01/2022	CNH	1,395,917	217,334	0	(2,030)
01/2022	CNY	543,379	84,907	0	(498)
01/2022	SEK	8,450	933	0	(2)
01/2022	$3,572	CAD	4,575	45	0
01/2022	65,036	NOK	589,153	1,859	0
01/2022	1,340	NZD	1,958	1	0
SSB	01/2022	BRL	11,590	$2,062	0	(19)
TOR	01/2022	AUD	28,718	20,556	0	(337)
01/2022	EUR	912,696	1,028,849	0	(10,255)
01/2022	JPY	10,047,127	88,689	1,344	0
01/2022	MXN	16,870	818	0	(4)
02/2022	EUR	923,800	1,051,146	0	(1,211)
UAG	01/2022	AUD	10,184	7,282	0	(127)
01/2022	CAD	28,772	22,539	0	(207)
01/2022	GBP	719,291	961,428	0	(12,165)
01/2022	JPY	155,505,335	1,353,562	1,676	0
01/2022	$2,000	EUR	1,774	20	0
01/2022	2,274	RUB	165,096	0	(78)
03/2022	RUB	163,338	$2,160	7	0

Total Forward Foreign Currency Contracts	$32,080	$(62,919)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	165,400	$2,090	$601
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	150,600	1,845	548

$3,935	$1,149

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	21,400	$1,620	$3,227

Total Purchased Options	$5,555	$4,376

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	9,300	$(43)	$(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	43,000	(50)	(9)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	44,800	(54)	(27)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	30,500	(42)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	21,900	(34)	(7)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	31,100	(42)	(22)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	63,800	(74)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	21,900	(24)	(6)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	34,000	(43)	(21)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	25,500	(145)	(8)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	10,400	(61)	(3)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	10,400	(81)	(11)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	7,500	(43)	(6)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	5,000	(23)	(10)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	28,900	(40)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	30,500	(43)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	44,400	(43)	(21)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	136,500	(186)	(47)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	33,300	(41)	(10)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	28,200	(30)	(1)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	16,100	(89)	(5)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	30,600	(37)	(7)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	7,300	(36)	(2)
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	8,500	(39)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	31,000	(36)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	33,200	(37)	(11)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	4,400	(19)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	25,300	(25)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	43,100	(45)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	28,000	(31)	(9)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	21,600	(25)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	21,300	(23)	(15)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	17,700	(30)	(11)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	12,200	(15)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	20,300	(31)	(12)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	22,000	(28)	(12)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	12,500	(68)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	59,300	(73)	(20)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	44,400	(57)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	13,800	(17)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	17,800	(34)	(11)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	20,600	(26)	(11)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	45,800	(71)	(33)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	31,500	(37)	(20)

$(2,071)	$(422)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	67,278	$(664)	$(595)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

AZD	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.790%	01/24/2022	27,900	$(66)	$(31)
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.140	01/24/2022	27,900	(66)	(70)
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355	01/20/2022	37,800	(126)	(28)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	37,800	(126)	(170)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.100)	02/10/2022	162,600	(814)	(117)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.376	01/10/2022	74,700	(202)	(67)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.676	01/10/2022	74,700	(202)	(24)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(2,999)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	105,300	(136)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	105,300	(137)	(1,193)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.345	01/10/2022	106,300	(260)	(60)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.645	01/10/2022	106,300	(260)	(51)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	1,350,900	(2,688)	(1,366)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	1,350,900	(2,688)	(3,447)
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	150,300	(200)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	150,300	(200)	(1,703)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	21,200	(48)	(6)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	21,200	(48)	(74)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	14,800	(38)	(22)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	14,800	(38)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	64,700	(206)	(38)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	64,700	(206)	(57)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	53,200	(1,415)	(4)
GST	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.770	01/17/2022	21,200	(50)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.120	01/17/2022	21,200	(50)	(40)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	126,000	(890)	(679)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	157,300	(323)	(106)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	157,300	(323)	(33)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	64,100	(104)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	64,100	(104)	(153)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.185	02/14/2022	112,600	(304)	(176)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.585	02/14/2022	112,600	(304)	(250)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/18/2022	64,200	(148)	(66)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/18/2022	64,200	(148)	(88)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	659,200	(851)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	659,200	(851)	(7,470)

							$(16,240)	$(20,645)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR		10/07/2022	216,500	$(223)	$(16)
	Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR		10/08/2022	99,000	(98)	(8)

							$(321)	$(24)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052		$100.297	03/07/2022		9,100	$(24)	$(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052		103.758	03/07/2022		6,500	(7)	(3)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052		100.352	03/07/2022		7,200	(19)	(16)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052		100.484	03/07/2022		7,300	(17)	(14)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	8,700	(10)	(5)

$(77)	$(60)

Total Written Options	$(19,373)	$(21,746)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.032%	$4,500	$(156)	$134	$0	$(22)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	16,740	(598)	514	0	(84)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	14,700	(363)	161	0	(202)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	29,700	(566)	165	0	(401)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	26,260	(909)	778	0	(131)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	47,500	(1,188)	537	0	(651)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	25,300	(898)	772	0	(126)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	11,800	(228)	69	0	(159)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	31,100	(1,092)	937	0	(155)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	27,200	(678)	305	0	(373)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	13,100	(314)	134	0	(180)

$(6,990)	$4,506	$0	$(2,484)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.685%	$7,820	$(188)	$275	$87	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	20,100	(487)	712	225	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	4,380	(106)	155	49	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.440	4,200	123	(7)	116	0

$(658)	$1,135	$477	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$76,244	AUD	101,200	$485	$(530)	$0	$(45)
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	60,513	87,700	13	23	36	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	59,547	86,300	(319)	29	0	(290)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

MYC	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Maturity	10/14/2030	23,204	32,300	173	(159)	14	0

$352	$(637)	$50	$(335)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR(8)	3.000%	Quarterly	03/16/2027	MYR	74,500	$(90)	$81	$0	$(9)
Receive	3-Month MYR-KLIBOR(8)	3.250	Quarterly	03/16/2032	360,900	1,193	(231)	962	0
BPS	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/16/2032	31,200	(93)	17	0	(76)
CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/16/2032	11,000	(18)	(9)	0	(27)
JPM	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/16/2032	48,800	(103)	(17)	0	(120)
NGF	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/16/2032	70,500	(124)	(49)	0	(173)
SCX	Receive	3-Month MYR-KLIBOR(8)	3.000	Quarterly	03/16/2027	43,000	(28)	23	0	(5)
Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/16/2032	30,800	(95)	19	0	(76)

$642	$(166)	$962	$(486)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2022	$152,100	$41	$1,135	$1,176	$0
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	163,500	47	654	701	0

$88	$1,789	$1,877	$0

Total Swap Agreements	$(6,566)	$6,627	$3,366	$(3,305)

(o)

Securities with an aggregate market value of $42,892 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,765	$0	$2,765
Australia
Asset-Backed Securities	0	996	0	996
Non-Agency Mortgage-Backed Securities	0	8,948	0	8,948
Sovereign Issues	0	281,649	0	281,649
Austria
Corporate Bonds & Notes	0	2,714	0	2,714
Canada
Corporate Bonds & Notes	0	48,345	0	48,345
Non-Agency Mortgage-Backed Securities	0	28,369	0	28,369
Sovereign Issues	0	112,753	0	112,753
Cayman Islands
Asset-Backed Securities	0	682,386	0	682,386
Corporate Bonds & Notes	0	53,326	0	53,326
Non-Agency Mortgage-Backed Securities	0	37,260	0	37,260
China
Sovereign Issues	0	2,001,780	0	2,001,780
Denmark
Corporate Bonds & Notes	0	575,240	0	575,240
France
Corporate Bonds & Notes	0	106,491	0	106,491
Sovereign Issues	0	355,852	0	355,852
Germany
Corporate Bonds & Notes	0	260,619	0	260,619
Hungary
Sovereign Issues	0	6,903	0	6,903
India
Corporate Bonds & Notes	0	13,780	0	13,780
Ireland
Asset-Backed Securities	0	182,854	0	182,854
Corporate Bonds & Notes	0	33,151	0	33,151
Non-Agency Mortgage-Backed Securities	0	3,076	0	3,076
Israel
Sovereign Issues	0	116,336	0	116,336
Italy
Corporate Bonds & Notes	0	123,408	0	123,408
Sovereign Issues	0	147,196	0	147,196
Japan
Corporate Bonds & Notes	0	131,722	0	131,722
Sovereign Issues	0	2,069,849	0	2,069,849
Jersey, Channel Islands
Corporate Bonds & Notes	0	273	0	273
Kuwait
Sovereign Issues	0	43,529	0	43,529
Luxembourg
Corporate Bonds & Notes	0	23,219	0	23,219
Malaysia
Corporate Bonds & Notes	0	18,965	0	18,965
Sovereign Issues	0	227,369	0	227,369
Mexico
Sovereign Issues	0	6,936	0	6,936
Netherlands
Corporate Bonds & Notes	0	29,408	0	29,408
Preferred Securities	0	4,126	0	4,126
Sovereign Issues	0	8,403	0	8,403
New Zealand
Sovereign Issues	0	9,067	0	9,067
Peru
Sovereign Issues	0	131,498	0	131,498
Qatar
Corporate Bonds & Notes	0	35,682	0	35,682
Sovereign Issues	0	101,472	0	101,472
Romania
Sovereign Issues	0	56,527	0	56,527
Russia
Sovereign Issues	0	20,935	0	20,935
Saudi Arabia
Corporate Bonds & Notes	0	13,467	0	13,467
Sovereign Issues	0	42,193	0	42,193
Serbia
Sovereign Issues	0	16,170	0	16,170
Singapore
Corporate Bonds & Notes	0	10,594	0	10,594
Sovereign Issues	0	111,338	0	111,338
Slovenia
Sovereign Issues	0	21,594	0	21,594
South Africa
Sovereign Issues	0	11,181	0	11,181
South Korea
Sovereign Issues	0	240,726	0	240,726
Spain
Corporate Bonds & Notes	0	20,822	0	20,822
Preferred Securities	0	13,865	0	13,865
Sovereign Issues	0	392,183	0	392,183

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Supranational
Corporate Bonds & Notes	0	26,559	0	26,559
Switzerland
Corporate Bonds & Notes	0	161,106	0	161,106
United Arab Emirates
Sovereign Issues	0	19,029	0	19,029
United Kingdom
Corporate Bonds & Notes	0	739,533	0	739,533
Non-Agency Mortgage-Backed Securities	0	537,388	0	537,388
Preferred Securities	0	4,994	0	4,994
Sovereign Issues	0	207,096	0	207,096
United States
Asset-Backed Securities	0	660,206	0	660,206
Asset-Backed Securities	0	0	0	0
Corporate Bonds & Notes	0	596,695	0	596,695
Loan Participations and Assignments	0	37,431	0	37,431
Municipal Bonds & Notes	0	18,072	0	18,072
Non-Agency Mortgage-Backed Securities	0	666,707	167,738	834,445
Preferred Securities	0	66,414	103,026	169,440
U.S. Government Agencies	0	2,260,186	0	2,260,186
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	557,577	0	557,577
Short-Term Instruments
Repurchase Agreements	0	12,870	0	12,870
Israel Treasury Bills	0	200,668	0	200,668
U.S. Treasury Bills	0	11,143	0	11,143

$0	$15,782,984	$270,764	$16,053,748
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$784,994	$0	$0	$784,994

Total Investments	$784,994	$15,782,984	$270,764	$16,838,742

Short Sales, at Value - Liabilities
Asset-Backed Securities	0	0	0	0
U.S. Government Agencies	0	(3,267,760)	0	(3,267,760)

$0	$(3,267,760)	$0	$(3,267,760)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,724	9,576	0	12,300
Over the counter	0	39,822	0	39,822

$2,724	$49,398	$0	$52,122
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,801)	(11,685)	0	(14,486)
Over the counter	0	(87,970)	0	(87,970)

$(2,801)	$(99,655)	$0	$(102,456)

Total Financial Derivative Instruments	$(77)	$(50,257)	$0	$(50,334)

Totals	$784,917	$12,464,967	$270,764	$13,520,648

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021(1)

Investments in Securities, at Value
United States
Loan Participations and Assignments	$6,649	$0	$0	$49	$0	$(78)	$0	$(6,620)	$0	$0
Non-Agency Mortgage-Backed Securities	0	170,962	0	(1)	0	(3,223)	0	0	167,738	(3,223)
Preferred Securities	105,366	1,618	(809)	0	0	(3,149)	0	0	103,026	(3,149)

Totals	$112,015	$172,580	$(809)	$48	$0	$(6,450)	$0	$(6,620)	$270,764	$(6,372)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
United States

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Non-Agency Mortgage-Backed Securities	$167,738	Proxy Pricing	Base Price	102.250 - 102.891	102.499
Preferred Securities	103,026	Current Value Model	Purchase Price	$27.048

Total	$270,764

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$590	$209
1.000% due 07/09/2029		15	5
2.500% due 07/09/2041 þ		100	36
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	20,340	101
Argentina Treasury Bond BONCER 1.450% due 08/13/2023		18,900	160
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		340	2

Total Argentina (Cost $1,687)			513

AUSTRALIA 2.3%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.947% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	206	150

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Pepper Residential Securities Trust 1.035% due 03/12/2061 •		$687	687
RESIMAC Bastille Trust 1.034% due 09/05/2057 •		888	888

			1,575

SOVEREIGN ISSUES 2.2%
Australia Government International Bond
0.500% due 09/21/2026	AUD	31,200	21,841
1.000% due 11/21/2031		2,800	1,914
1.750% due 06/21/2051		3,900	2,454
2.500% due 05/21/2030		1,100	856
South Australia Government Financing Authority 1.750% due 05/24/2032		1,900	1,346
Treasury Corp. of Victoria 4.250% due 12/20/2032		2,200	1,944

			30,355

Total Australia (Cost $32,624)			32,080

BRAZIL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Bradesco S.A. 2.850% due 01/27/2023		$2,000	2,023

Total Brazil (Cost $2,000)			2,023

CANADA 1.1%
CORPORATE BONDS & NOTES 0.5%
Enbridge, Inc. 2.900% due 07/15/2022		$1,400	1,414
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,731
HSBC Bank Canada 1.650% due 09/10/2022		$3,600	3,630

			6,775

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	1,198	953
2.867% due 02/12/2055 ~		2,400	1,921

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

3.072% due 08/12/2053	779	628

		3,502

SOVEREIGN ISSUES 0.4%
Canada Government International Bond 2.000% due 12/01/2051	5,100	4,339
Canada Government Real Return Bond 1.500% due 12/01/2044	1,369	1,491

		5,830

Total Canada (Cost $15,376)		16,107

CAYMAN ISLANDS 6.4%
ASSET-BACKED SECURITIES 5.8%
American Money Management Corp. CLO Ltd.
1.096% due 11/10/2030 •	$3,500	3,513
1.107% due 04/14/2029 •	1,779	1,778
Apidos CLO 1.022% due 07/18/2029 •	3,700	3,698
Arch Street CLO Ltd. 1.132% due 10/20/2028 •	2,193	2,193
Ares CLO Ltd.
1.174% due 01/15/2032 •	3,700	3,697
1.178% due 04/22/2031 •	3,600	3,597
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •	3,700	3,697
Crestline Denali CLO Ltd. 1.264% due 10/23/2031 •	3,900	3,900
Dryden Senior Loan Fund 1.104% due 04/15/2028 •	3,500	3,499
KKR CLO Ltd. 1.074% due 07/15/2030 •	3,600	3,596
Mountain View CLO Ltd. 0.942% due 10/13/2027 •	1,595	1,597
Palmer Square Loan Funding Ltd. 0.971% due 07/20/2029 •	3,700	3,697
Sound Point CLO Ltd.
1.024% due 01/23/2029 •	2,900	2,900
1.104% due 07/25/2030 •	3,900	3,902
Starwood Commercial Mortgage Trust 1.309% due 04/18/2038 •	3,700	3,700
Stratus CLO Ltd. 1.164% due 12/29/2029 •	3,500	3,500
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •	3,700	3,708
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •	4,000	3,993
Venture CLO Ltd.
1.004% due 04/15/2027 •	547	547
1.146% due 09/07/2030 •	3,900	3,898
1.152% due 04/20/2029 •	2,709	2,711
1.232% due 01/20/2029 •	3,200	3,201
1.262% due 04/20/2032 •	2,900	2,896
1.304% due 07/30/2032 •	3,700	3,702
Vibrant CLO Ltd. 1.164% due 06/20/2029 •	2,357	2,355
Voya CLO Ltd. 1.072% due 04/17/2030 •	1,300	1,300

		80,775

CORPORATE BONDS & NOTES 0.5%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	1,144	1,112
KSA Sukuk Ltd. 2.894% due 04/20/2022	500	504
QNB Finance Ltd. 1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	2,000	2,001
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	1,000	1,008
Sands China Ltd.
5.125% due 08/08/2025	600	630
5.400% due 08/08/2028	1,500	1,617
Tencent Holdings Ltd. 3.595% due 01/19/2028	300	318

		7,190

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •	1,719	1,718

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Total Cayman Islands (Cost $89,546)			89,683

CHINA 14.7%
SOVEREIGN ISSUES 14.7%
China Development Bank
3.050% due 08/25/2026	CNY	53,200	8,421
3.180% due 04/05/2026		52,100	8,294
3.430% due 01/14/2027		72,600	11,695
3.500% due 08/13/2026		51,000	8,223
3.680% due 02/26/2026		247,500	40,146
3.740% due 09/10/2025		10,300	1,671
4.040% due 04/10/2027		94,400	15,643
4.150% due 10/26/2025		6,300	1,036
4.240% due 08/24/2027		162,200	27,183
4.880% due 02/09/2028		76,000	13,182
China Government International Bond
2.700% due 11/03/2026		53,500	8,427
2.740% due 08/04/2026		10,700	1,688
2.850% due 01/28/2026		28,000	4,445
2.850% due 06/04/2027		62,100	9,847
2.950% due 06/16/2023		5,300	839
3.020% due 10/22/2025		223,600	35,643
3.220% due 12/06/2025		5,300	852
3.280% due 12/03/2027		26,800	4,353
3.820% due 11/02/2027		16,500	2,750

Total China (Cost $186,161)			204,338

DENMARK 4.2%
CORPORATE BONDS & NOTES 4.2%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	116,173	16,929
1.500% due 10/01/2053		1,700	251
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		52,225	7,591
1.500% due 10/01/2053		4,900	721
Nykredit Realkredit A/S
1.000% due 10/01/2050		138,355	20,017
1.000% due 10/01/2053		3,700	526
1.500% due 10/01/2053		57,900	8,638
Realkredit Danmark A/S
1.000% due 10/01/2050		16,600	2,422
1.500% due 10/01/2053		6,100	912

Total Denmark (Cost $58,938)			58,007

FRANCE 3.3%
CORPORATE BONDS & NOTES 0.6%
BNP Paribas S.A.
1.323% due 01/13/2027 •		$3,400	3,310
3.800% due 01/10/2024		500	525
BPCE S.A. 2.045% due 10/19/2027 •		1,000	992
Societe Generale S.A.
1.488% due 12/14/2026 •		4,000	3,898
7.375% due 10/04/2023 •(h)(i)		200	214

			8,939

SOVEREIGN ISSUES 2.7%
France Government International Bond
0.500% due 05/25/2072 (l)	EUR	2,200	1,938
0.750% due 05/25/2052 (l)		10,450	11,376
2.000% due 05/25/2048 (l)		10,900	15,957
3.250% due 05/25/2045 (l)		4,600	8,083

			37,354

Total France (Cost $42,602)			46,293

GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,800	3,323
1.750% due 01/17/2028		1,000	1,192
1.750% due 11/19/2030 •		1,200	1,422
2.129% due 11/24/2026 •(j)		$1,900	1,898
2.222% due 09/18/2024 •		1,600	1,621
2.625% due 12/16/2024	GBP	1,100	1,520

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

2.625% due 02/12/2026	EUR	2,600	3,203
3.035% due 05/28/2032 •(j)		$2,000	2,017
3.547% due 09/18/2031 •		400	422
3.729% due 01/14/2032 •(j)		2,400	2,456
3.950% due 02/27/2023		1,500	1,547
3.961% due 11/26/2025 •		3,500	3,698
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	300	349
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,800	1,860
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	1,000	1,245

Total Germany (Cost $27,554)			27,773

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		$700	712

Total Hong Kong (Cost $695)			712

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond
2.125% due 09/22/2031		$600	592
3.125% due 09/21/2051		400	394

Total Hungary (Cost $976)			986

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,400	1,424

Total India (Cost $1,406)			1,424

IRELAND 1.6%
ASSET-BACKED SECURITIES 1.2%
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	1,650	1,878
Babson Euro CLO DAC 0.272% due 10/25/2029 •		209	238
Black Diamond CLO DAC 0.650% due 10/03/2029 •		698	795
Cairn CLO DAC
0.600% due 04/30/2031 •		1,300	1,479
0.780% due 10/15/2031 •		1,500	1,711
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		1,600	1,816
Dryden Euro CLO BV 0.660% due 04/15/2033 •		1,700	1,931
Harvest CLO DAC 0.640% due 10/15/2031 •		1,300	1,473
Jubilee CLO BV
0.610% due 04/15/2030 •		1,900	2,160
0.650% due 04/15/2031 •		1,300	1,480
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,300	1,480

			16,441

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
0.730% (SOFRRATE + 0.680%) due 09/29/2023 ~		$1,000	1,000
1.650% due 10/29/2024		800	799
1.750% due 10/29/2024		700	699
AIB Group PLC
2.875% due 05/30/2031 •	EUR	1,200	1,443
4.750% due 10/12/2023		$500	529

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		700	707

			5,177

Total Ireland (Cost $22,641)			21,618

ISRAEL 1.4%
SOVEREIGN ISSUES 1.4%
Israel Government International Bond
0.750% due 07/31/2022	ILS	18,800	6,072
2.000% due 03/31/2027		9,700	3,351
3.800% due 05/13/2060		$2,700	3,130
4.125% due 01/17/2048		900	1,106
5.500% due 01/31/2022	ILS	17,100	5,523

Total Israel (Cost $17,882)			19,182

ITALY 2.6%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA 0.928% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	4,000	4,563
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		2,100	2,460
2.625% due 04/28/2025		1,000	1,142
UniCredit SpA
7.500% due 06/03/2026 •(h)(i)		900	1,206
7.830% due 12/04/2023		$2,900	3,235
9.250% due 06/03/2022 •(h)(i)	EUR	1,200	1,419

			14,025

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
1.500% due 04/30/2045 (l)		1,900	2,031
1.750% due 07/01/2024 (l)		5,000	5,939
1.850% due 07/01/2025 (l)		9,200	11,079
2.150% due 03/01/2072 (l)		2,500	2,715

			21,764

Total Italy (Cost $35,796)			35,789

JAPAN 16.7%
CORPORATE BONDS & NOTES 0.9%
Mizuho Financial Group, Inc.
1.081% (US0003M + 0.880%) due 09/11/2022 ~		$4,200	4,219
1.201% (US0003M + 1.000%) due 09/11/2024 ~		800	808
3.922% due 09/11/2024 •		1,300	1,359
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	821
3.522% due 09/17/2025		1,100	1,154
4.345% due 09/17/2027		1,400	1,513
4.810% due 09/17/2030		1,500	1,679
ORIX Corp. 3.250% due 12/04/2024		400	422

			11,975

SOVEREIGN ISSUES 15.8%
Japan Bank for International Cooperation 1.750% due 10/17/2024		700	713
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,000	1,043
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	1,104,966	9,942
0.100% due 06/20/2031		8,500,000	74,206
0.100% due 09/20/2031		2,129,000	18,562
0.500% due 09/20/2046		74,000	632
0.500% due 03/20/2049		2,740,000	22,914
0.700% due 12/20/2048		1,790,000	15,776
0.700% due 06/20/2051		1,057,000	9,223
1.400% due 09/20/2034		5,980,000	59,718
Tokyo Metropolitan Government
0.750% due 07/16/2025		$4,500	4,398

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

2.500% due 06/08/2022		2,800	2,820

			219,947

Total Japan (Cost $231,971)			231,922

KUWAIT 0.4%
SOVEREIGN ISSUES 0.4%
Kuwait International Government Bond 3.500% due 03/20/2027		$5,000	5,455

Total Kuwait (Cost $4,972)			5,455

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 1.100% due 04/26/2027 (l)	EUR	1,800	2,174

Total Lithuania (Cost $2,096)			2,174

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	1,000	1,143

Total Luxembourg (Cost $1,145)			1,143

MALAYSIA 1.7%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	825
3.500% due 04/21/2030		600	650
4.550% due 04/21/2050		400	497
4.800% due 04/21/2060		400	530

			2,502

SOVEREIGN ISSUES 1.5%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	3,800	924
3.757% due 05/22/2040		300	69
3.828% due 07/05/2034		7,500	1,785
3.844% due 04/15/2033		3,300	794
4.232% due 06/30/2031		1,700	427
4.254% due 05/31/2035		27,300	6,796
4.642% due 11/07/2033		2,400	619
Malaysia Government Investment Issue
4.119% due 11/30/2034		1,700	417
4.130% due 07/09/2029		2,300	572
4.369% due 10/31/2028		31,800	8,065
4.724% due 06/15/2033		2,600	676

			21,144

Total Malaysia (Cost $23,057)			23,646

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$600	682

Total Mexico (Cost $557)			682

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
NXP BV 4.625% due 06/01/2023		$2,400	2,513

Total Multinational (Cost $2,428)			2,513

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.2%
Enel Finance International NV 2.650% due 09/10/2024		$2,700	2,782

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Vonovia Finance BV 5.000% due 10/02/2023		500	528

			3,310

PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		525,250	825

Total Netherlands (Cost $3,843)			4,135

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,700	1,086

Total New Zealand (Cost $1,199)			1,086

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$1,100	1,140

Total Norway (Cost $1,099)			1,140

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	880
5.350% due 08/12/2040	PEN	3,300	708
5.940% due 02/12/2029		6,100	1,569
6.350% due 08/12/2028		30,900	8,159
6.950% due 08/12/2031		4,700	1,267
8.200% due 08/12/2026		5,600	1,604

Total Peru (Cost $17,363)			14,187

QATAR 1.1%
CORPORATE BONDS & NOTES 0.3%
Qatar Energy
1.375% due 09/12/2026		$1,000	982
2.250% due 07/12/2031		600	596
3.125% due 07/12/2041		1,000	1,013
3.300% due 07/12/2051		1,000	1,033

			3,624

SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
3.875% due 04/23/2023		10,400	10,820
4.400% due 04/16/2050		200	249

			11,069

Total Qatar (Cost $14,171)			14,693

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.375% due 12/02/2029	EUR	1,300	1,416
1.750% due 07/13/2030		1,400	1,492
2.000% due 04/14/2033		100	104
2.124% due 07/16/2031		700	761
2.625% due 12/02/2040		800	813
2.750% due 04/14/2041		500	510
2.875% due 04/13/2042		1,800	1,840

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Total Romania (Cost $7,780)			6,936

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	172,100	2,214

Total Russia (Cost $2,676)			2,214

SAUDI ARABIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
2.750% due 04/16/2022		$1,100	1,108
3.250% due 11/24/2050		900	879

			1,987

SOVEREIGN ISSUES 0.2%
Saudi Government International Bond 4.000% due 04/17/2025		3,300	3,561

Total Saudi Arabia (Cost $5,276)			5,548

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	1,190
2.050% due 09/23/2036		900	938

Total Serbia (Cost $2,299)			2,128

SINGAPORE 0.9%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$300	303
3.500% due 09/18/2027		600	633
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		1,400	1,450

			2,386

SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	4,700	3,322
2.750% due 03/01/2046		100	84
2.875% due 09/01/2030		6,500	5,277
3.375% due 09/01/2033		2,000	1,717

			10,400

Total Singapore (Cost $12,677)			12,786

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.250% due 02/18/2024		$5,177	5,641

Total Slovenia (Cost $5,233)			5,641

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$1,100	1,139

Total South Africa (Cost $1,100)			1,139

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,540
2.375% due 12/10/2027		3,370,000	2,875
2.375% due 12/10/2028		12,640,000	10,776
2.625% due 06/10/2028		6,030,000	5,216
5.500% due 03/10/2028		3,370,000	3,385

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$500	521

Total South Korea (Cost $26,803)			25,313

SPAIN 4.1%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(h)(i)	EUR	1,200	1,453
6.000% due 03/29/2024 •(h)(i)		800	978
Banco de Sabadell S.A.
1.125% due 03/11/2027 •		100	116
1.750% due 05/10/2024		100	117
Banco Santander S.A.
1.849% due 03/25/2026		$800	797
3.848% due 04/12/2023		600	621
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	600	699

			4,781

PREFERRED SECURITIES 0.1%
CaixaBank S.A.
5.875% due 10/09/2027 •(h)(i)		400,000	520
6.000% due 07/18/2022 •(h)(i)		400,000	468

			988

SOVEREIGN ISSUES 3.7%
Autonomous Community of Catalonia 4.220% due 04/26/2035		500	749
Spain Government International Bond
0.250% due 07/30/2024 (l)		5,500	6,381
0.500% due 10/31/2031 (l)		3,100	3,508
0.800% due 07/30/2027		1,400	1,663
0.850% due 07/30/2037		4,500	5,023
1.250% due 10/31/2030		4,100	5,002
1.400% due 07/30/2028		12,000	14,825
1.450% due 10/31/2027		1,800	2,218
1.450% due 10/31/2071		2,300	2,285
3.450% due 07/30/2066 (l)		5,700	9,769

			51,423

Total Spain (Cost $56,098)			57,192

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$4,800	5,178
Credit Suisse Group AG
2.193% due 06/05/2026 •		2,500	2,516
3.800% due 06/09/2023		1,200	1,244
3.869% due 01/12/2029 •		400	428
6.250% due 12/18/2024 •(h)(i)		200	214
7.500% due 07/17/2023 •(h)(i)		800	847
7.500% due 12/11/2023 •(h)(i)		500	541
UBS AG
5.125% due 05/15/2024 (i)		4,063	4,356
7.625% due 08/17/2022 (i)		550	571

Total Switzerland (Cost $15,377)			15,895

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$1,600	1,610

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		700	817

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Total United Arab Emirates (Cost $2,272)			2,427

UNITED KINGDOM 11.8%
CORPORATE BONDS & NOTES 6.0%
Annington Funding PLC 1.650% due 07/12/2024	EUR	2,000	2,356
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$6,400	6,754
Barclays PLC
2.375% due 10/06/2023 •	GBP	1,700	2,325
3.375% due 04/02/2025 •	EUR	200	244
4.375% due 01/12/2026		$480	525
4.836% due 05/09/2028		1,100	1,213
5.088% due 06/20/2030 •		1,500	1,703
7.125% due 06/15/2025 •(h)(i)	GBP	1,400	2,090
7.875% due 03/15/2022 •(h)(i)		$1,900	1,926
8.000% due 06/15/2024 •(h)(i)		800	886
British Telecommunications PLC 9.625% due 12/15/2030		1,200	1,759
HSBC Holdings PLC
1.160% (US0003M + 1.000%) due 05/18/2024 ~		900	909
1.750% due 07/24/2027 •	GBP	1,400	1,871
3.803% due 03/11/2025 •		$2,000	2,100
4.041% due 03/13/2028 •		2,300	2,488
4.300% due 03/08/2026		1,340	1,470
4.750% due 07/04/2029 •(h)(i)	EUR	500	625
4.950% due 03/31/2030		$300	352
Lloyds Bank PLC 4.875% due 03/30/2027	GBP	1,700	2,735
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	700	881
3.574% due 11/07/2028 •		$400	427
4.582% due 12/10/2025		2,874	3,138
4.650% due 03/24/2026		1,500	1,653
5.125% due 12/27/2024 •(h)(i)	GBP	600	845
7.875% due 06/27/2029 •(h)(i)		200	338
Nationwide Building Society
3.766% due 03/08/2024 •		$3,000	3,091
5.875% due 12/20/2024 •(h)(i)	GBP	1,100	1,603
Natwest Group PLC
2.000% due 03/08/2023 •	EUR	1,000	1,143
2.500% due 03/22/2023		2,641	3,105
3.875% due 09/12/2023		$700	730
5.076% due 01/27/2030 •		1,600	1,857
5.125% due 05/12/2027 •(h)(i)	GBP	2,000	2,846
6.000% due 12/29/2025 •(h)(i)		$1,700	1,865
8.000% due 08/10/2025 •(h)(i)		1,000	1,162
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		1,300	1,310
Rolls-Royce PLC 3.625% due 10/14/2025		1,200	1,219
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		200	198
4.796% due 11/15/2024 •		6,000	6,371
7.375% due 06/24/2022 •(h)(i)	GBP	400	555
Santander UK PLC 0.678% (SONIO/N + 0.550%) due 02/12/2027 ~		2,500	3,429
Standard Chartered PLC
0.991% due 01/12/2025 •		$2,300	2,276
1.319% due 10/14/2023 •		3,100	3,103
1.456% due 01/14/2027 •		2,200	2,133
7.750% due 04/02/2023 •(h)(i)		400	425
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	789	1,359
5.744% due 04/13/2040		470	821
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		1,300	1,816

			84,030

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Avon Finance PLC 0.948% due 09/20/2048 •		1,987	2,700
Business Mortgage Finance PLC 2.102% due 02/15/2041 •		734	993
EuroMASTR PLC 0.298% due 06/15/2040 •		216	282
Eurosail PLC 1.045% due 06/13/2045 •		1,087	1,472
Finsbury Square PLC
0.849% due 03/16/2070 •		1,278	1,734
1.045% due 09/12/2068 •		564	764
1.070% due 06/16/2069 •		2,300	3,117

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Hawksmoor Mortgages 1.100% due 05/25/2053 •		3,646	4,950
Precise Mortgage Funding PLC
0.775% due 03/12/2055 •		1,107	1,499
1.249% due 12/12/2055 •		4,100	5,603
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •		2,019	2,760
Ripon Mortgages PLC 0.914% due 08/20/2056 •		5,272	7,143
RMAC PLC 0.795% due 06/12/2046 •		2,955	3,999
RMAC Securities PLC 0.351% due 06/12/2044 •		$179	172
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	4,297	5,832
Towd Point Mortgage Funding 0.950% due 07/20/2045 •		4,519	6,129
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		2,372	3,235
Trinity Square PLC 0.900% due 07/15/2059 •		2,387	3,242
Uropa Securities PLC
0.283% due 06/10/2059 •		402	532
0.433% due 06/10/2059 •		110	146
0.633% due 06/10/2059 •		86	115
0.833% due 06/10/2059 •		92	122

			56,541

PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		2,380	616

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
0.625% due 10/22/2050		3,500	4,165
1.125% due 01/31/2039		2,100	2,817
1.500% due 07/31/2053		2,400	3,590
1.750% due 01/22/2049		1,900	2,934
4.250% due 12/07/2040 (l)		4,800	9,898

			23,404

Total United Kingdom (Cost $157,898)			164,591

UNITED STATES 32.3%
ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp. Home Equity Loan Trust 0.402% due 07/25/2036 •		$2,325	1,063
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.972% due 07/25/2034 •		301	301
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.922% due 02/25/2034 •		181	177
Bear Stearns Asset-Backed Securities Trust 0.902% due 09/25/2046 •		450	442
Citigroup Mortgage Loan Trust
0.162% due 07/25/2045 •		673	574
0.172% due 05/25/2037 •		77	64
Countrywide Asset-Backed Certificates 0.782% due 12/25/2036 ^•		45	38
Credit Suisse First Boston Mortgage Securities Corp.
0.722% due 01/25/2032 •		1	1
1.452% due 05/25/2044 •		806	799
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		120	96
GSAMP Trust
0.232% due 12/25/2046 •		1,203	805
0.342% due 09/25/2036 •		1,833	932
Home Equity Asset Trust 0.702% due 11/25/2032 •		1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		380	351
Merrill Lynch Mortgage Investors Trust
0.262% due 09/25/2037 •		182	104
0.342% due 02/25/2037 •		37	16
0.852% due 06/25/2036 •		8	8
Morgan Stanley ABS Capital, Inc. Trust 0.202% due 07/25/2036 •		54	27
Morgan Stanley Home Equity Loan Trust 0.452% due 04/25/2037 •		1,178	791
Morgan Stanley Mortgage Loan Trust
0.822% due 04/25/2037 •		356	145

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

5.919% due 09/25/2046 ^þ		1,424	511
Option One Mortgage Loan Trust
0.322% due 04/25/2037 •		1,339	1,144
0.972% due 05/25/2035 •		1,743	1,701
People's Choice Home Loan Securities Trust 1.442% due 01/25/2035 •		829	830
Popular ABS Mortgage Pass-Through Trust 0.412% due 06/25/2047 ^•		1,769	1,699
Securitized Asset-Backed Receivables LLC Trust
0.152% due 12/25/2036 •		28	19
0.222% due 12/25/2036 ^•		28	9
0.232% due 05/25/2037 ^•		357	316
SMB Private Education Loan Trust
1.210% due 07/15/2053 •		528	538
1.290% due 07/15/2053		1,717	1,699
Soundview Home Loan Trust 0.162% due 11/25/2036 •		29	12
Structured Asset Securities Corp. Mortgage Loan Trust 1.599% due 04/25/2035 •		70	70
Terwin Mortgage Trust 1.042% due 11/25/2033 •		45	44
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		1,284	1,290
1.636% due 04/25/2060 ~		2,212	2,200
2.710% due 01/25/2060 ~		2,005	2,038
2.900% due 10/25/2059 ~		7,975	8,141
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		3,500	3,616
Washington Mutual Asset-Backed Certificates Trust 0.162% due 10/25/2036 •		42	22

			32,635

CORPORATE BONDS & NOTES 5.5%
7-Eleven, Inc. 0.800% due 02/10/2024		1,700	1,681
AbbVie, Inc. 1.500% due 11/15/2023	EUR	300	352
American Airlines Pass-Through Trust 3.600% due 04/15/2031		$730	712
BAT Capital Corp. 1.036% (US0003M + 0.880%) due 08/15/2022 ~		300	301
Bayer U.S. Finance LLC
1.213% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,210
3.875% due 12/15/2023		300	314
4.375% due 12/15/2028		2,500	2,795
Boeing Co.
1.167% due 02/04/2023		400	400
1.433% due 02/04/2024		1,500	1,498
1.950% due 02/01/2024		100	101
2.750% due 02/01/2026		1,600	1,647
3.250% due 02/01/2028		800	834
Broadcom, Inc.
2.450% due 02/15/2031		700	687
2.600% due 02/15/2033		700	683
3.137% due 11/15/2035		504	508
Campbell Soup Co. 3.650% due 03/15/2023		372	384
Charles Schwab Corp. 0.750% due 03/18/2024		400	398
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		800	818
3.500% due 03/01/2042		2,000	1,943
3.700% due 04/01/2051		1,200	1,163
3.850% due 04/01/2061		400	378
3.950% due 06/30/2062		700	676
4.464% due 07/23/2022		600	609
5.125% due 07/01/2049		800	930
D.R. Horton, Inc. 4.375% due 09/15/2022		600	610
Dell International LLC
6.100% due 07/15/2027		500	597
6.200% due 07/15/2030		200	253
Discover Bank 3.350% due 02/06/2023		400	410
Equitable Holdings, Inc. 3.900% due 04/20/2023		130	135
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	100	114
0.167% due 11/15/2023 •		200	226
1.744% due 07/19/2024		400	463
2.748% due 06/14/2024	GBP	800	1,092
2.900% due 02/16/2028		$300	301
3.021% due 03/06/2024	EUR	2,700	3,213
3.087% due 01/09/2023		$600	611
3.096% due 05/04/2023		800	816

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

3.370% due 11/17/2023		900	929
3.375% due 11/13/2025		400	416
4.000% due 11/13/2030		900	970
4.125% due 08/17/2027		1,300	1,405
4.134% due 08/04/2025		200	212
4.375% due 08/06/2023		800	833
4.542% due 08/01/2026		600	652
5.125% due 06/16/2025		800	871
General Motors Financial Co., Inc. 1.677% (US0003M + 1.550%) due 01/14/2022 ~		700	700
Hyatt Hotels Corp. 1.300% due 10/01/2023		700	700
Kilroy Realty LP 3.450% due 12/15/2024		200	210
Morgan Stanley 0.780% (CDOR03 + 0.300%) due 02/03/2023 ~(j)	CAD	8,100	6,406
NextEra Energy Capital Holdings, Inc. 0.898% (US0003M + 0.720%) due 02/25/2022 ~		$2,000	2,002
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		4,500	4,395
ONEOK, Inc. 4.550% due 07/15/2028		400	442
Oracle Corp.
2.300% due 03/25/2028 (j)		3,500	3,491
2.875% due 03/25/2031 (j)		600	604
3.950% due 03/25/2051 (j)		1,600	1,664
Organon & Co. 5.125% due 04/30/2031		1,000	1,046
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
3.150% due 01/01/2026		100	102
3.500% due 06/15/2025		400	416
4.000% due 12/01/2046		200	195
4.250% due 03/15/2046		100	100
4.550% due 07/01/2030		400	433
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,600	3,839
Santander Holdings USA, Inc. 3.400% due 01/18/2023		700	716
Southern California Edison Co.
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~		100	100
0.700% due 04/03/2023		1,000	995
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	702
Southern Co. 2.950% due 07/01/2023		2,900	2,971
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		300	306
Southwest Airlines Co. 4.750% due 05/04/2023		600	629
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		1,100	1,109
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		569	596
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		2,500	2,632
Walt Disney Co.
3.500% due 05/13/2040		300	329
3.600% due 01/13/2051		400	454
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		1,600	1,603

			76,135

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~		1,588	1,592
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		1,134	1,122

			2,714

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		1,300	1,308

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
2.574% due 09/25/2035 ^~		58	55
2.901% due 07/25/2035 ~		63	65
American Home Mortgage Assets Trust 0.482% due 09/25/2046 ^•		607	591
American Home Mortgage Investment Trust 1.746% due 09/25/2045 •		18	18
AREIT Trust 1.190% due 07/17/2026 •		3,700	3,704

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Banc of America Funding Trust
2.679% due 11/20/2034 ~	263	268
3.063% due 10/20/2046 ^~	602	532
3.417% due 01/20/2047 ^~	75	73
5.500% due 09/25/2035	423	446
5.750% due 11/25/2035	269	279
6.000% due 08/25/2036 ^	64	66
Banc of America Mortgage Trust
2.479% due 07/25/2035 ~	47	43
2.709% due 09/25/2035 ^~	72	71
BCAP LLC Trust
0.824% due 01/26/2047 •	277	264
5.250% due 02/26/2036 ~	531	316
Bear Stearns Adjustable Rate Mortgage Trust
2.323% due 10/25/2033 ~	31	31
2.409% due 05/25/2034 ~	85	84
2.500% due 02/25/2033 ~	2	2
2.668% due 05/25/2034 ~	68	64
2.846% due 02/25/2034 ~	6	6
2.877% due 05/25/2033 ~	27	27
2.950% due 11/25/2034 ~	442	421
3.222% due 02/25/2036 ^~	102	102
Bear Stearns ALT-A Trust
2.700% due 08/25/2036 ^~	50	37
2.785% due 11/25/2035 ^~	30	27
2.889% due 11/25/2036 ^~	1,046	681
3.241% due 11/25/2036 ^~	302	201
3.398% due 08/25/2036 ^~	896	567
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~	62	52
BellaVista Mortgage Trust 0.604% due 05/20/2045 •	13	9
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~	129	132
3.153% due 07/25/2037 ~	69	64
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	44	44
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	8,736	8,752
2.768% due 08/25/2035 ~	59	61
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •	121	127
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.226% due 09/25/2035 ^~	613	592
Commercial Mortgage Trust
0.606% due 03/10/2046 ~(a)	12,000	77
1.269% due 01/10/2046 ~(a)	7,774	55
Countrywide Alternative Loan Trust
0.302% due 06/25/2037 •	636	618
0.384% due 09/20/2046 •	1,136	781
0.422% due 02/25/2047 •	219	207
0.442% due 05/25/2047 •	214	206
0.452% due 05/25/2037 ^•	360	112
0.502% due 06/25/2036 ^•	223	106
0.522% due 05/25/2035 •	664	653
0.522% due 07/25/2046 ^•	32	30
0.522% due 07/25/2046 •	532	519
0.524% due 03/20/2046 •	38	32
0.542% due 11/25/2035 •	277	260
0.622% due 07/25/2046 ^•	743	523
0.662% due 12/25/2035 •	27	27
0.727% due 11/25/2035 •	197	189
1.482% due 08/25/2035 •	156	152
5.250% due 06/25/2035 ^	103	97
6.250% due 08/25/2037 ^	362	266
6.500% due 08/25/2032	20	20
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •	23	22
0.742% due 03/25/2035 •	558	503
0.762% due 02/25/2035 •	105	106
0.782% due 02/25/2035 •	39	36
0.782% due 03/25/2036 •	87	56
1.985% due 02/20/2036 ^•	158	140
2.551% due 11/20/2034 ~	5	5
2.673% due 11/25/2034 ~	17	17
2.747% due 04/20/2036 ^~	32	29
2.911% due 09/25/2047 ^~	270	260
3.008% due 08/25/2034 ^~	9	9
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	127	123
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.116% due 07/25/2033 ~	4	4
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	761	767
6.500% due 07/26/2036 ^	586	212

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

DBUBS Mortgage Trust 0.735% due 11/10/2046 ~(a)	1,276	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	265	264
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.203% due 10/25/2036 ^•	34	28
6.800% due 07/25/2036 ^þ	214	211
Extended Stay America Trust 1.190% due 07/15/2038 •	3,681	3,691
First Horizon Alternative Mortgage Securities Trust 2.854% due 08/25/2035 ^~	341	322
GreenPoint Mortgage Funding Trust
0.282% due 01/25/2037 •	516	503
0.302% due 12/25/2046 ^•	701	684
0.522% due 04/25/2036 •	304	302
0.542% due 06/25/2045 •	128	123
0.642% due 11/25/2045 •	40	37
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~	19	20
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)	65,000	559
1.475% due 02/10/2046 ~(a)	13,534	159
GS Mortgage Securities Trust 1.917% due 11/10/2045 ~(a)	17,087	132
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	864	866
2.500% due 02/25/2052 ~	1,745	1,756
2.500% due 04/25/2052 ~	1,088	1,087
GSR Mortgage Loan Trust
0.622% due 08/25/2046 •	501	279
1.840% due 03/25/2033 •	20	20
2.851% due 09/25/2035 ~	60	61
2.852% due 05/25/2035 ~	89	87
HarborView Mortgage Loan Trust
0.294% due 09/19/2037 •	512	504
0.584% due 03/19/2036 ^•	69	69
0.664% due 02/19/2036 •	249	157
0.724% due 11/19/2035 •	409	360
0.804% due 01/19/2035 •	19	18
2.658% due 07/19/2035 ^~	46	39
3.873% due 07/19/2035 ^~	2	2
HomeBanc Mortgage Trust 0.462% due 12/25/2036 •	6	6
Impac CMB Trust
0.762% due 03/25/2035 •	14	14
0.882% due 10/25/2034 •	111	110
IndyMac INDA Mortgage Loan Trust 2.673% due 11/25/2035 ^~	236	216
IndyMac INDX Mortgage Loan Trust
0.342% due 06/25/2037 •	268	269
0.352% due 02/25/2037 •	861	685
0.392% due 11/25/2036 ^•	221	210
0.522% due 05/25/2046 •	735	713
2.928% due 12/25/2034 ~	51	53
2.961% due 08/25/2035 ~	133	123
JP Morgan Alternative Loan Trust
0.582% due 10/25/2036 •	1,565	1,561
2.792% due 12/25/2035 ^~	1,303	1,107
5.500% due 11/25/2036 ^~	8	5
JP Morgan Chase Commercial Mortgage Securities Trust 0.934% due 12/15/2047 ~(a)	47,020	334
JP Morgan Mortgage Trust
0.402% due 10/25/2035 •	1,543	1,279
1.815% due 11/25/2033 ~	35	35
2.630% due 08/25/2035 ~	114	117
2.695% due 07/25/2035 ~	65	65
2.779% due 10/25/2035 ~	65	68
2.837% due 02/25/2036 ^~	247	215
2.889% due 07/27/2037 ~	454	447
3.000% due 01/25/2052 ~	7,520	7,731
3.000% due 02/25/2052 «(b)	6,500	6,630
3.000% due 04/25/2052 ~	7,540	7,691
3.000% due 05/25/2052 «~	11,500	11,462
Lehman XS Trust 0.742% due 11/25/2046 ^•	765	672
MASTR Adjustable Rate Mortgages Trust
0.312% due 04/25/2046 •	113	105
0.782% due 05/25/2047 ^•	916	1,149
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•	417	30
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.550% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
1.816% due 02/25/2033 ~	41	40
2.420% due 06/25/2037 ~	90	91
3.008% due 06/25/2035 ~	97	99

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Merrill Lynch Mortgage-Backed Securities Trust 2.705% due 04/25/2037 ^~	17	17
MF1 Ltd. 1.123% due 12/15/2034 •	3,100	3,105
MFA Trust
1.381% due 04/25/2065 ~	2,105	2,100
1.947% due 04/25/2065 ~	806	807
Morgan Stanley Bank of America Merrill Lynch Trust
1.011% due 05/15/2046 ~(a)	42,463	373
1.279% due 02/15/2046 ~(a)	15,076	136
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,701	2,755
2.750% due 11/25/2059 ~	2,258	2,299
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.115% due 02/25/2036 ^~	72	64
2.359% due 10/25/2035 ~	165	147
2.952% due 08/25/2035 ~	60	66
5.820% due 03/25/2047 þ	258	268
6.138% due 03/25/2047 þ	220	229
One New York Plaza Trust 1.060% due 01/15/2036 •	3,700	3,698
Residential Accredit Loans, Inc. Trust
0.252% due 02/25/2047 •	848	414
0.522% due 04/25/2046 •	61	23
1.010% due 10/25/2037 ~	476	471
3.131% due 08/25/2035 ^~	110	59
4.374% due 09/25/2035 ^~	18	16
6.000% due 06/25/2036	444	438
6.000% due 06/25/2037 ^	261	254
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	666	293
Residential Funding Mortgage Securities, Inc. Trust
2.200% due 06/25/2035 ~	55	50
2.967% due 09/25/2035 ^~	147	107
Sequoia Mortgage Trust
0.804% due 07/20/2033 •	122	123
2.579% due 04/20/2035 ~	38	41
Structured Adjustable Rate Mortgage Loan Trust
0.542% due 05/25/2037 •	32	31
1.482% due 01/25/2035 ^•	17	16
1.746% due 10/25/2037 ^•	189	195
2.284% due 04/25/2034 ~	74	75
2.431% due 02/25/2034 ~	45	45
2.892% due 04/25/2035 ~	553	570
Structured Asset Mortgage Investments Trust
0.322% due 09/25/2047 •	64	59
0.482% due 07/25/2046 ^•	491	419
0.522% due 04/25/2036 •	107	102
0.562% due 05/25/2045 •	186	181
0.604% due 07/19/2035 •	63	61
0.684% due 07/19/2034 •	3	3
0.722% due 12/25/2035 ^•	12	11
1.582% due 08/25/2047 ^•	900	884
Structured Asset Securities Corp. Mortgage Loan Trust 0.392% due 10/25/2036 •	980	894
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	11
Thornburg Mortgage Securities Trust 1.811% due 06/25/2047 ^•	851	753
UBS-Barclays Commercial Mortgage Trust 1.575% due 12/10/2045 ~(a)	46,394	328
UWM Mortgage Trust
2.500% due 12/25/2051 ~	697	697
3.000% due 01/25/2052 ~	700	712
WaMu Mortgage Pass-Through Certificates Trust
0.662% due 11/25/2045 •	143	141
0.682% due 07/25/2045 •	255	253
0.682% due 10/25/2045 •	51	51
0.722% due 01/25/2045 •	51	51
0.742% due 01/25/2045 •	39	39
0.843% due 11/25/2034 •	340	330
0.894% due 12/25/2046 •	176	171
1.024% due 05/25/2046 •	459	457
1.083% due 11/25/2034 •	230	223
1.482% due 06/25/2042 •	21	21
1.482% due 08/25/2042 •	23	23
1.725% due 11/25/2046 •	89	88
1.725% due 12/25/2046 •	347	339
2.429% due 03/25/2034 ~	122	126
2.579% due 06/25/2033 ~	20	20
2.702% due 08/25/2034 ~	137	141
2.704% due 12/25/2036 ^~	18	18
2.725% due 03/25/2035 ~	137	143
2.737% due 04/25/2037 ^~	537	536
2.878% due 02/25/2037 ^~	231	219
2.927% due 12/25/2035 ~	336	343

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

3.051% due 02/25/2037 ^~	166	165
3.179% due 03/25/2036 ^~	601	612
Washington Mutual Mortgage Pass-Through Certificates Trust
0.602% due 07/25/2046 ^•	1	15
1.022% due 07/25/2046 ^•	304	208
1.052% due 05/25/2046 ^•	914	800
6.000% due 10/25/2035 ^	330	271
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	65	66
Wells Fargo-RBS Commercial Mortgage Trust
0.346% due 03/15/2048 ~(a)	26,228	99
1.129% due 03/15/2045 ~(a)	35,332	295

		112,430

PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	800,000	914
Bank of America Corp. 5.875% due 03/15/2028 •(h)	1,900,000	2,116
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)	3,600,000	3,701

		6,731

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.147% due 07/25/2037 •	127	124
0.222% due 03/25/2034 •	1	1
0.252% due 08/25/2034 •	2	2
0.502% due 06/25/2029 - 06/25/2036 •	44	45
1.283% due 06/01/2043 •	31	32
1.284% due 10/01/2044 •	29	29
1.513% due 03/01/2033 •	22	23
1.641% due 12/01/2034 •	8	9
1.957% due 09/01/2035 •	9	9
2.145% due 06/01/2035 •	5	5
2.350% due 05/01/2026 •	1	1
2.423% due 11/01/2034 •	211	223
3.000% due 03/01/2060	1,533	1,625
3.500% due 01/01/2059	3,321	3,598
4.027% due 12/01/2036 •	11	12
6.000% due 04/25/2043 - 07/25/2044	314	355
6.500% due 06/25/2044	5	6
Freddie Mac
0.363% due 08/25/2031 •	10	10
0.436% due 01/15/2038 •	636	637
0.560% due 12/15/2031 •	12	12
0.710% due 12/15/2037 •	139	141
0.773% due 09/25/2022 ~(a)	19,879	83
0.934% due 11/25/2022 ~(a)	24,833	159
1.282% due 10/25/2044 •	261	268
1.886% due 01/15/2038 ~(a)	636	38
2.021% due 09/01/2035 •	9	9
2.051% due 11/01/2035 •	27	27
2.268% due 08/01/2035 •	9	9
2.366% due 06/01/2024 •	1	1
Ginnie Mae
2.125% due 10/20/2029 •	4	4
3.000% due 07/20/2046 - 05/20/2047	53	54
6.000% due 08/20/2034	1,645	1,823
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	1,332	1,368
3.000% due 10/01/2049 - 06/01/2051	4,675	4,930
3.500% due 10/01/2034 - 07/01/2050	2,746	2,912
4.000% due 01/01/2048 - 06/01/2050	1,413	1,506
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2052	3,000	3,061
3.500% due 01/01/2052 - 03/01/2052	5,000	5,249
4.000% due 01/01/2052 - 02/01/2052	113,380	120,554

		148,954

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)(p)	6,800	6,199
1.625% due 11/15/2050 (p)	700	653
1.875% due 02/15/2041 (l)	1,900	1,881
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028 (l)(n)	12,336	13,811
2.500% due 01/15/2029 (I)(p)	5,927	7,581
3.875% due 04/15/2029 (p)	2,019	2,814
U.S. Treasury Notes
0.125% due 12/15/2023 (l)(n)	7,100	7,019
0.625% due 05/15/2030 (l)	7,500	7,014

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

2.000% due 08/15/2025 (l)(n)(p)		9,500	9,799
2.000% due 11/15/2026 (l)(n)(p)		5,300	5,483
2.250% due 11/15/2025 (p)		200	209
2.875% due 04/30/2025 (l)(n)(p)		4,200	4,450
U.S. Treasury STRIPS
0.000% due 05/15/2026 (a)(n)		1,442	1,366

			68,279

Total United States (Cost $442,038)			449,186

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (k) 0.1%			1,965

ARGENTINA TREASURY BILLS 0.0%
42.739% due 04/29/2022 (e)(f)	ARS	10,135	45

ISRAEL TREASURY BILLS 0.9%
(0.009)% due 02/02/2022 - 08/03/2022 (d)(e)	ILS	39,200	12,608

U.S. TREASURY BILLS 0.0%
0.052% due 03/24/2022 (e)(f)		$591	591

Total Short-Term Instruments (Cost $14,615)			15,209

Total Investments in Securities (Cost $1,591,927)			1,625,509

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short Asset Portfolio		61,457	613
PIMCO Short-Term Floating NAV Portfolio III		16,846	164

Total Short-Term Instruments (Cost $773)			777

Total Investments in Affiliates (Cost $773)			777

Total Investments 116.7% (Cost $1,592,700)			$1,626,286
Financial Derivative Instruments (m)(o) 0.2%(Cost or Premiums, net $2,484)			2,835
Other Assets and Liabilities, net (16.9)%			(235,282)

Net Assets 100.0%			$1,393,839

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	$1,900	$1,898	0.14%
Deutsche Bank AG	3.035	05/28/2032	1,999	2,017	0.14
Deutsche Bank AG	3.729	01/14/2032	2,400	2,456	0.18
Morgan Stanley	0.780	02/03/2023	6,140	6,406	0.46
Oracle Corp.	2.300	03/25/2028	3,492	3,491	0.25
Oracle Corp.	2.875	03/25/2031	599	604	0.04
Oracle Corp.	3.950	03/25/2051	1,597	1,664	0.12

$18,127	$18,536	1.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,965	U.S. Treasury Notes 1.250% due 03/31/2028	$(2,004)	$1,965	$1,965

Total Repurchase Agreements	$(2,004)	$1,965	$1,965

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(0.300)%	11/22/2021	02/14/2022	EUR	(1,791)	$(2,038)
BRC	(0.650)	11/22/2021	02/14/2022	(6,399)	(7,280)
(0.630)	11/22/2021	02/14/2022	(648)	(737)
(0.600)	11/22/2021	02/14/2022	(9,103)	(10,356)
(0.590)	11/22/2021	02/14/2022	(17,088)	(19,442)
(0.570)	11/22/2021	02/14/2022	(2,477)	(2,818)
0.290	11/22/2021	02/07/2022	GBP	(4,697)	(6,360)
CEW	(0.650)	11/22/2021	02/14/2022	EUR	(26,754)	(30,437)
CIB	0.100	12/07/2021	01/07/2022	$(4,047)	(4,048)
GRE	0.120	12/14/2021	01/04/2022	(2,996)	(2,996)
IND	0.050	12/31/2021	01/03/2022	(36,220)	(36,220)
JML	(0.680)	11/22/2021	02/14/2022	EUR	(6,749)	(7,678)

Total Reverse Repurchase Agreements	$(130,410)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

TDL	0.080%	12/31/2021	01/03/2022	$(1,660)	$(1,660)

Total Sale-Buyback Transactions	$(1,660)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (17.3)%
U.S. Government Agencies (17.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2037	$21,000	$(21,400)	$(21,468)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2052	118,650	(118,098)	(118,029)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2052	14,500	(14,929)	(14,795)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	67,900	(69,138)	(69,107)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2052	16,500	(17,031)	(17,057)

Total Short Sales (17.3)%	$(240,596)	$(240,456)

(l)	Securities with an aggregate market value of $139,240 and cash of $970 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(51,678) at a weighted average interest rate of (0.180%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	29	$7,225	$(12)	$0	$0
Call Options Strike @ EUR 141.000 on Euro-Bobl March 2022 Futures (1)	02/2022	712	4	(1)	0	0
Call Options Strike @ EUR 190.000 on Euro-Bund March 2022 Futures (1)	02/2022	221	3	0	0	0
Call Options Strike @ EUR 193.000 on Euro-Bund March 2022 Futures (1)	02/2022	483	5	0	0	0
Euro-BTP Italy Government Bond March Futures	03/2022	569	95,234	(1,285)	0	(143)
Euro-Buxl 30-Year Bond March Futures	03/2022	21	4,943	(204)	0	(8)
Euro-Schatz March Futures	03/2022	1,176	149,994	(193)	7	0
U.S. Treasury 10-Year Note March Futures	03/2022	580	75,672	389	36	0

$(1,306)	$43	$(151)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	74	(6,146)	$(9)	$15	$0
Australia Government 10-Year Bond March Futures	03/2022	19	(1,924)	0	21	0
Canada Government 10-Year Bond March Futures	03/2022	56	(6,314)	(71)	0	(11)
Euro-Bobl March Futures	03/2022	952	(144,412)	848	43	0
Euro-Bund 10-Year Bond March Futures	03/2022	531	(103,601)	1,749	85	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	253	(46,994)	800	43	0
Japan Government 10-Year Bond March Futures	03/2022	14	(18,450)	37	32	0
U.S. Treasury 2-Year Note March Futures	03/2022	782	(170,610)	92	0	(37)
U.S. Treasury 5-Year Note March Futures	03/2022	118	(14,275)	(12)	0	(8)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	72	(10,544)	19	0	(19)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	6	(1,183)	(3)	0	(9)
United Kingdom Long Gilt March Futures	03/2022	186	(31,445)	523	0	(101)

$3,973	$239	$(185)

Total Futures Contracts	$2,667	$282	$(336)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.248%	EUR	2,400	$16	$5	$21	$0	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.214	400	(2)	(1)	(3)	1	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.180	$900	16	(12)	4	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.349	EUR	2,000	(36)	111	75	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.463	2,500	(83)	138	55	0	0

$(89)	$241	$152	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,000	$(82)	$(6)	$(88)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	2,100	(200)	5	(195)	0	(4)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	33,100	(205)	(302)	(507)	0	(20)
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	37,600	(229)	(153)	(382)	0	(26)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	44,700	(336)	(716)	(1,052)	0	(49)

$(1,052)	$(1,172)	$(2,224)	$0	$(100)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$27,200	$656	$19	$675	$12	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$343,600	$(3)	$2	$(1)	$0	$(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	69,900	0	(15)	(15)	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	13,800	0	(1)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	9,900	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	49,900	4	(8)	(4)	0	(2)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	35,300	0	(2)	(2)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	10,400	0	4	4	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	28,300	3	9	12	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	32,600	0	4	4	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	21,900	0	4	4	0	0

$4	$(3)	$1	$0	$(10)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	53,050	$238	$369	$607	$0	$(26)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024		25,400	(127)	(481)	(608)	10	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		12,100	(59)	(399)	(458)	39	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		15,100	(40)	(373)	(413)	108	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		1,800	33	(86)	(53)	46	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	1,260,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022		1,050,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/19/2022		1,290,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023		4,030,000	50	(26)	24	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		320,000	4	(2)	2	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		2,120,000	0	(20)	(20)	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(126)	5	(121)	0	(18)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,310,000	8	23	31	21	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	19	(132)	(113)	42	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Semi-Annual	06/19/2049		1,290,000	97	(185)	(88)	0	(89)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		871,000	83	148	231	67	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	0.000	Semi-Annual	09/15/2031	SGD	1,500	(41)	25	(16)	19	(4)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	MISSING	09/15/2031		6,800	(36)	107	71	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		6,200	20	(47)	(27)	17	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	0.768	Annual	12/31/2023		$166,800	(38)	(144)	(182)	0	(15)
Receive(7)	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		52,900	512	28	540	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		17,900	12	23	35	3	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		12,500	(103)	(38)	(141)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		10,000	35	(1)	34	6	0
Pay (7)	1-Day USD-SOFR Compounded-OIS	1.228	Annual	08/15/2031		44,000	(21)	(397)	(418)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		23,900	481	(51)	430	7	0
Pay (7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		11,700	(74)	(74)	(148)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		300	(27)	6	(21)	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		200	4	(3)	1	1	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	42,100	0	116	116	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		112,900	0	306	306	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		54,600	0	150	150	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		30,500	0	83	83	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		41,200	0	111	111	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		571,600	(5)	(905)	(910)	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		13,200	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		268,600	(1)	(541)	(542)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		89,900	(135)	249	114	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		167,200	(26)	(265)	(291)	0	0
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		342,559	0	58	58	0	0
Receive	1-Year BRL-CDI	7.198	Maturity	01/03/2022		327,900	0	58	58	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	9,100	0	29	29	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		3,200	14	(3)	11	0	0
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		37,500	1	56	57	11	0
Pay(7)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		16,400	0	14	14	5	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		18,400	0	(178)	(178)	13	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	7	(55)	6	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		19,300	181	(156)	25	26	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		21,400	(414)	(122)	(536)	28	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		8,000	(350)	(34)	(384)	10	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,100	117	317	434	18	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	209	209	11	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	38,800	(96)	(379)	(475)	9	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	34,500	12	87	99	0	(5)
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		31,700	(8)	85	77	0	(6)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		950	0	(23)	(23)	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(38)	14	0	(1)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2022		$7,400	(5)	6	1	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		99,600	89	604	693	12	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		18,500	0	(238)	(238)	1	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		3,300	(6)	32	26	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		13,600	(735)	78	(657)	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		15,500	0	(147)	(147)	1	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	(143)	(143)	1	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		27,500	708	(1,001)	(293)	0	(1)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		2,150	32	47	79	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		30,500	(636)	(458)	(1,094)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		165,600	(1,835)	2,626	791	0	(62)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,620	534	(860)	(326)	0	(8)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		35,100	(281)	(1,749)	(2,030)	23	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		10,700	(554)	(77)	(631)	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		48,700	2,869	(5,367)	(2,498)	0	(28)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		19,900	125	(76)	49	12	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		14,900	263	(264)	(1)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		18,400	(87)	(777)	(864)	0	(6)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		13,000	(149)	749	600	0	(5)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		3,200	0	105	105	0	(2)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		4,000	0	117	117	0	(2)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		37,860	367	2,202	2,569	0	(19)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		23,340	1,567	114	1,681	0	(10)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		1,700	(8)	6	(2)	0	(1)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		2,600	(6)	37	31	0	(1)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		6,000	(40)	95	55	0	(3)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		5,900	(39)	73	34	0	(3)
Pay	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		1,630	0	65	65	1	0
Receive	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		5,800	0	(96)	(96)	0	(3)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		38,400	979	(356)	623	17	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		3,600	(65)	2	(63)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		6,500	120	424	544	0	(20)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		2,300	(67)	290	223	0	(9)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,000	2	113	115	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		3,100	11	338	349	0	(14)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		4,500	(52)	(218)	(270)	19	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		11,100	346	1,147	1,493	0	(50)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		2,200	(16)	(93)	(109)	0	(10)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		200	(35)	12	(23)	1	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		2,100	(15)	(86)	(101)	0	(9)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		2,200	(17)	(106)	(123)	0	(10)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		16,100	1,235	(181)	1,054	72	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		700	(65)	17	(48)	0	(3)
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		2,000	0	(179)	(179)	0	(10)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		1,150	0	30	30	0	(6)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	36	44	0	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	119	108	2	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	5,900	(129)	355	226	30	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	(130)	(130)	0	(5)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	31,500	(72)	(131)	(203)	0	(7)
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		173,300	(320)	(2,921)	(3,241)	0	(185)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		40,800	(586)	(388)	(974)	0	(45)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		153,260	2,512	(4,137)	(1,625)	0	(145)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		5,900	45	(155)	(110)	0	(6)
Pay(7)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		4,200	0	(236)	(236)	0	(4)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		700	32	21	53	1	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	0	92	92	0	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		20,400	(884)	801	(83)	19	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		2,700	(63)	64	1	2	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	128	128	1	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	(75)	(93)	0	(4)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	1,260,000	0	4	4	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022		1,290,000	0	3	3	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2022		1,050,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	(323)	(320)	0	(1)
Receive	UKRPI	3.397	Maturity	11/15/2030		1,850	14	312	326	0	(18)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,550	0	261	261	0	(15)
Receive	UKRPI	3.510	Maturity	11/15/2030		870	0	137	137	0	(8)
Pay	UKRPI	3.740	Maturity	03/15/2031		2,800	1	(350)	(349)	21	0
Pay	UKRPI	3.700	Maturity	04/15/2031		5,000	56	(740)	(684)	36	0
Pay	UKRPI	3.217	Maturity	11/15/2040		3,150	(56)	(937)	(993)	25	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,100	0	(321)	(321)	9	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,550	0	(452)	(452)	13	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,470	0	(387)	(387)	12	0
Receive	UKRPI	3.000	Maturity	11/15/2050		1,300	49	584	633	0	(16)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,100	0	493	493	0	(14)
Receive	UKRPI	3.143	Maturity	11/15/2050		600	0	226	226	0	(9)

							$5,299	$(13,760)	$(8,425)	$904	$(979)

Total Swap Agreements							$4,818	$(14,675)	$(9,821)	$917	$(1,089)

(n)

Securities with an aggregate market value of $4,971 and cash of $19,439 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		CHF	396		$432		$0		$(3)
		01/2022		PEN	11,886		2,870		0		(106)
		01/2022			$1,404		CNY	9,046	17		0
		01/2022			1,128		CZK	24,277	0		(19)
		01/2022			1,308		JPY	148,400	0		(18)
		02/2022			337		ILS	1,049	0		0
		02/2022			1,082		PLN	4,145	0		(56)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

	03/2022	MXN	117,505		$5,658	0	(6)
	03/2022	MYR	38,790		9,281	0	(18)
	03/2022	PEN	7,519		1,815	0	(60)
	03/2022	SGD	1,122		819	0	(13)
	04/2022	DKK	55,944		8,837	256	0
	04/2022	MXN	8,989		410	0	(20)
	07/2022		$1,750	PEN	7,072	0	(2)
BPS	01/2022	AUD	922		$660	0	(11)
	01/2022	CAD	5,733		4,475	0	(57)
	01/2022	CLP	1,181,365		1,401	16	0
	01/2022	CNH	9,823		1,532	0	(12)
	01/2022	EUR	3,864		4,368	0	(32)
	01/2022	JPY	215,400		1,898	26	0
	01/2022	PEN	240		60	0	0
	01/2022		$889	EUR	786	6	0
	01/2022		21,188	GBP	16,001	470	0
	01/2022		2,563	IDR	37,137,460	46	0
	01/2022		2,124	JPY	240,900	0	(29)
	01/2022		307	RUB	22,456	0	(8)
	03/2022	HKD	39		$5	0	0
	03/2022	MYR	29,124		6,859	0	(122)
	03/2022		$1,391	CLP	1,181,365	0	(19)
	03/2022		1,176	MYR	4,988	19	0
	04/2022	DKK	42,360		$6,556	70	(12)
BRC	01/2022		$10,247	SEK	92,837	27	0
	02/2022		10,254		92,813	20	0
CBK	01/2022	EUR	3,817		$4,324	0	(22)
	01/2022	ILS	18,046		5,567	0	(238)
	01/2022	RUB	144,858		1,941	14	0
	01/2022		$2,972	PEN	12,126	64	0
	02/2022	ILS	16,704		$5,107	0	(266)
	02/2022		$832	PLN	3,182	0	(45)
	03/2022	PEN	17,187		$4,192	0	(101)
	04/2022	DKK	82,205		12,864	255	0
	04/2022	ILS	2,400		739	0	(33)
	04/2022	PEN	7,529		1,870	0	(3)
	04/2022		$1,630	DKK	10,535	10	(24)
	04/2022		14,485	MXN	314,337	578	0
	06/2022	ILS	11,194		$3,453	0	(156)
	08/2022		12,756		3,967	0	(153)
	08/2022	PEN	2,569		635	1	0
	12/2022		12,126		2,891	0	(70)
DUB	01/2022	CNH	136,813		21,390	0	(110)
	01/2022		$1,575	CZK	34,618	7	0
	02/2022		2,076	HUF	665,095	0	(33)
	02/2022		2,433	PLN	9,880	11	0
GLM	01/2022	PEN	8,702		$2,112	0	(67)
	01/2022		$1,177	GBP	887	24	0
	01/2022		2,485	RUB	180,762	0	(81)
	02/2022	CAD	1,760		$1,458	67	0
	02/2022		$1,338	RON	5,864	7	0
	03/2022		1,859	MYR	7,908	37	0
HUS	01/2022	AUD	907		$655	0	(5)
	01/2022	CAD	1,333		1,043	0	(11)
	01/2022	CNH	28,082		4,369	0	(44)
	01/2022	CNY	13,004		2,042	1	(3)
	01/2022	GBP	563		750	0	(12)
	01/2022	IDR	6,188,114		427	0	(8)
	01/2022	JPY	1,616,800		14,087	32	0
	01/2022		$2,033	EUR	1,799	15	0
	01/2022		5,856	IDR	85,004,786	115	0
	02/2022		2,485	COP	9,439,945	0	(171)
	02/2022		481	RUB	34,847	0	(19)
	03/2022	MYR	1,697		$402	0	(5)
	03/2022	SGD	3,582		2,615	0	(42)
	04/2022	DKK	19,090		2,993	65	0
	04/2022		$1,083	DKK	6,935	0	(20)
JPM	01/2022	CNH	33,415		$5,216	0	(35)
	01/2022	CNY	6,094		952	0	(6)
	01/2022	EUR	4,533		5,132	0	(29)
	01/2022		$4,466	CAD	5,712	50	0
	01/2022		5,179	CNY	33,361	65	0
	01/2022		498	IDR	7,178,368	6	0
	03/2022	HKD	854		$110	0	0
	03/2022	SGD	5,122		3,737	0	(62)
	03/2022		$2,765	KRW	3,268,941	0	(21)
	03/2022		7,269	THB	246,673	114	0
	08/2022	ILS	15,217		$4,704	0	(211)
MYI	01/2022	NZD	8,614		5,879	0	(20)
	01/2022		$12,415	AUD	17,197	97	0
	01/2022		1,347	IDR	19,555,804	27	0
	02/2022	HUF	17,383		$53	0	(1)
	03/2022	MYR	1,796		424	0	(7)
	04/2022	DKK	167,078		26,370	744	0
RBC	01/2022	CAD	1,025		801	0	(9)
	01/2022		$1,213	CAD	1,542	6	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

02/2022	19,986	EUR	17,565	23	0
RYL	01/2022	1,064	GBP	807	28	0
SCX	01/2022	17	CNH	109	0	0
01/2022	3,880	CNY	24,830	23	0
01/2022	455,017	EUR	403,643	4,530	0
01/2022	119,947	JPY	13,608,666	0	(1,642)
01/2022	9,203	NOK	83,367	263	0
02/2022	361,063	EUR	317,317	412	0
02/2022	21,672	GBP	16,001	0	(15)
02/2022	118,213	JPY	13,609,848	127	0
12/2022	PEN	8,150	$1,946	0	(44)
SOG	03/2022	SGD	765	560	0	(7)
SSB	01/2022	$1,498	CLP	1,181,364	0	(113)
TOR	01/2022	CAD	50,763	$40,187	57	0
01/2022	JPY	101,300	891	10	0
01/2022	$2,853	AUD	3,986	47	0
01/2022	39,910	CAD	51,170	543	0
02/2022	40,187	50,763	0	(58)
02/2022	67,998	EUR	59,759	77	0
03/2022	MXN	73,306	$3,460	0	(74)
UAG	01/2022	$12,466	CHF	11,504	160	0
01/2022	395	EUR	350	4	0
01/2022	507	RUB	36,813	0	(17)
03/2022	KRW	552,172	$463	0	(1)
03/2022	PEN	1,665	420	4	0
03/2022	$1,987	PEN	8,150	49	0

Total Forward Foreign Currency Contracts	$9,742	$(4,737)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC EUR versus USD	$1.015	02/18/2022	60,000	$7	$0
Put - OTC EUR versus USD	1.020	02/18/2022	65,000	7	0
Put - OTC EUR versus USD	1.025	02/18/2022	50,000	6	0
HUS	Put - OTC EUR versus USD	1.045	01/20/2022	70,000	8	0
Put - OTC EUR versus USD	1.020	02/21/2022	90,000	10	1

$38	$1

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	19,600	$247	$71
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	17,800	218	65

$465	$136

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	2,400	$182	$362

Total Purchased Options	$685	$499

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	1,300	$(6)	$(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	5,400	(6)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	2,100	(3)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	3,300	(5)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	2,300	(4)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	3,600	(5)	(3)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	5,300	(6)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	2,100	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,500	(8)	(4)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	2,000	(11)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	1,900	(11)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	1,900	(15)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	2,600	(12)	(5)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	3,200	(4)	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	3,300	(5)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	7,000	(7)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	12,600	(18)	(4)
CBK	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	3,400	(4)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	1,100	(5)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	3,400	(4)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	1,500	(2)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	4,300	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	5,400	(6)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	1,200	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	2,000	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	1,900	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,900	(3)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	1,600	(2)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	2,600	(4)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	2,400	(3)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	6,000	(7)	(2)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	3,300	(4)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	1,400	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,600	(3)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	1,900	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	4,000	(6)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	3,300	(4)	(2)

$(198)	$(46)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	7,545	$(75)	$(67)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

AZD	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.790%	01/24/2022	3,100	$(7)	$(3)
Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.140	01/24/2022	3,100	(7)	(8)
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355	01/20/2022	3,800	(13)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	3,800	(13)	(17)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.100)	02/10/2022	16,100	(81)	(12)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.376	01/10/2022	7,400	(20)	(7)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.676	01/10/2022	7,400	(20)	(2)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(336)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	14,700	(19)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	14,700	(19)	(167)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.345	01/10/2022	10,800	(26)	(6)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.645	01/10/2022	10,800	(26)	(5)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	134,200	(267)	(136)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	134,200	(267)	(342)
Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	14,800	(20)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	14,800	(20)	(168)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	2,000	(5)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	2,000	(5)	(7)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	1,300	(3)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	1,300	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	6,400	(20)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	6,400	(20)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	6,200	(165)	0
GST	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	1.770	01/17/2022	2,100	(5)	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	2.120	01/17/2022	2,100	(5)	(4)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(67)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	16,200	(33)	(11)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	16,200	(33)	(3)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	6,500	(11)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	6,500	(11)	(15)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.185	02/14/2022	10,500	(28)	(16)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.585	02/14/2022	10,500	(28)	(23)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/18/2022	6,300	(15)	(7)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/18/2022	6,300	(15)	(9)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	76,600	(99)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	76,600	(99)	(868)

$(1,698)	$(2,260)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	23,250	$(24)	$(2)
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	12,500	(12)	(1)

$(36)	$(3)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	$100.297	03/07/2022	1,000	$(3)	$(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	900	(1)	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	800	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	1,200	(1)	(1)

$(7)	$(5)

Total Written Options	$(2,014)	$(2,381)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.032%	$600	$(21)	$18	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	4,700	(168)	145	0	(23)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	3,900	(96)	43	0	(53)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	2,200	(42)	12	0	(30)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	1,600	(55)	47	0	(8)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	5,800	(146)	66	0	(80)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	2,600	(92)	79	0	(13)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	3,700	(72)	22	0	(50)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	3,200	(113)	97	0	(16)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.032	4,200	(142)	121	0	(21)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	2,200	(55)	25	0	(30)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.101	2,700	(65)	28	0	(37)

$(1,067)	$703	$0	$(364)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.685%	$1,900	$(46)	$67	$21	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	1,300	(32)	47	15	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.440	900	27	(2)	25	0

$(51)	$112	$61	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Maturity	01/04/2031	$10,698	AUD	14,200	$68	$(74)	$0	$(6)
CBK	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Maturity	07/31/2029	7,176	10,400	2	2	4	0
GLM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Maturity	08/01/2029	7,314	10,600	(40)	4	0	(36)

$30	$(68)	$4	$(42)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR(2)	3.000%	Quarterly	03/16/2027	MYR	6,900	$(8)	$7	$0	$(1)
Receive	3-Month MYR-KLIBOR(2)	3.250	Quarterly	03/16/2032	38,400	123	(21)	102	0
BPS	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/16/2032	3,000	(9)	2	0	(7)
CBK	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/16/2032	300	(1)	0	0	(1)
JPM	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/16/2032	4,900	(10)	(2)	0	(12)
NGF	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/16/2032	5,100	(9)	(3)	0	(12)
SCX	Receive	3-Month MYR-KLIBOR(2)	3.000	Quarterly	03/16/2027	4,900	(3)	2	0	(1)
Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	03/16/2032	3,200	(10)	2	0	(8)

$73	$(13)	$102	$(42)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2022	$17,300	$5	$134	$139	$0
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	18,600	5	75	80	0

$10	$209	$219	$0

Total Swap Agreements	$(1,005)	$943	$386	$(448)

(p)

Securities with an aggregate market value of $2,528 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)				This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$513	$0	$513
Australia
Asset-Backed Securities	0	150	0	150
Non-Agency Mortgage-Backed Securities	0	1,575	0	1,575
Sovereign Issues	0	30,355	0	30,355
Brazil
Corporate Bonds & Notes	0	2,023	0	2,023
Canada
Corporate Bonds & Notes	0	6,775	0	6,775
Non-Agency Mortgage-Backed Securities	0	3,502	0	3,502
Sovereign Issues	0	5,830	0	5,830
Cayman Islands
Asset-Backed Securities	0	80,775	0	80,775
Corporate Bonds & Notes	0	7,190	0	7,190
Non-Agency Mortgage-Backed Securities	0	1,718	0	1,718
China
Sovereign Issues	0	204,338	0	204,338
Denmark
Corporate Bonds & Notes	0	58,007	0	58,007
France
Corporate Bonds & Notes	0	8,939	0	8,939
Sovereign Issues	0	37,354	0	37,354
Germany
Corporate Bonds & Notes	0	27,773	0	27,773
Hong Kong
Corporate Bonds & Notes	0	712	0	712
Hungary
Sovereign Issues	0	986	0	986
India
Corporate Bonds & Notes	0	1,424	0	1,424
Ireland
Asset-Backed Securities	0	16,441	0	16,441
Corporate Bonds & Notes	0	5,177	0	5,177
Israel
Sovereign Issues	0	19,182	0	19,182
Italy
Corporate Bonds & Notes	0	14,025	0	14,025
Sovereign Issues	0	21,764	0	21,764
Japan
Corporate Bonds & Notes	0	11,975	0	11,975
Sovereign Issues	0	219,947	0	219,947
Kuwait
Sovereign Issues	0	5,455	0	5,455
Lithuania
Sovereign Issues	0	2,174	0	2,174
Luxembourg
Corporate Bonds & Notes	0	1,143	0	1,143
Malaysia
Corporate Bonds & Notes	0	2,502	0	2,502
Sovereign Issues	0	21,144	0	21,144
Mexico
Sovereign Issues	0	682	0	682
Multinational
Corporate Bonds & Notes	0	2,513	0	2,513
Netherlands
Corporate Bonds & Notes	0	3,310	0	3,310
Preferred Securities	0	825	0	825
New Zealand
Sovereign Issues	0	1,086	0	1,086
Norway
Corporate Bonds & Notes	0	1,140	0	1,140
Peru
Sovereign Issues	0	14,187	0	14,187
Qatar
Corporate Bonds & Notes	0	3,624	0	3,624
Sovereign Issues	0	11,069	0	11,069
Romania
Sovereign Issues	0	6,936	0	6,936
Russia
Sovereign Issues	0	2,214	0	2,214
Saudi Arabia
Corporate Bonds & Notes	0	1,987	0	1,987
Sovereign Issues	0	3,561	0	3,561
Serbia
Sovereign Issues	0	2,128	0	2,128
Singapore
Corporate Bonds & Notes	0	2,386	0	2,386
Sovereign Issues	0	10,400	0	10,400
Slovenia
Sovereign Issues	0	5,641	0	5,641
South Africa
Sovereign Issues	0	1,139	0	1,139
South Korea
Sovereign Issues	0	25,313	0	25,313

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Spain
Corporate Bonds & Notes	0	4,781	0	4,781
Preferred Securities	0	988	0	988
Sovereign Issues	0	51,423	0	51,423
Switzerland
Corporate Bonds & Notes	0	15,895	0	15,895
United Arab Emirates
Corporate Bonds & Notes	0	1,610	0	1,610
Sovereign Issues	0	817	0	817
United Kingdom
Corporate Bonds & Notes	0	84,030	0	84,030
Non-Agency Mortgage-Backed Securities	0	56,541	0	56,541
Preferred Securities	0	616	0	616
Sovereign Issues	0	23,404	0	23,404
United States
Asset-Backed Securities	0	32,635	0	32,635
Corporate Bonds & Notes	0	76,135	0	76,135
Loan Participations and Assignments	0	2,714	0	2,714
Municipal Bonds & Notes	0	1,308	0	1,308
Non-Agency Mortgage-Backed Securities	0	94,338	18,092	112,430
Preferred Securities	0	6,731	0	6,731
U.S. Government Agencies	0	148,954	0	148,954
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	68,279	0	68,279
Short-Term Instruments
Repurchase Agreements	0	1,965	0	1,965
Argentina Treasury Bills	0	45	0	45
Israel Treasury Bills	0	12,608	0	12,608
U.S. Treasury Bills	0	591	0	591

$0	$1,607,417	$18,092	$1,625,509
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$777	$0	$0	$777

Total Investments	$777	$1,607,417	$18,092	$1,626,286

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(240,456)	$0	$(240,456)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	246	953	0	1,199
Over the counter	0	10,627	0	10,627

$246	$11,580	$0	$11,826
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(263)	(1,162)	0	(1,425)
Over the counter	0	(7,566)	0	(7,566)

$(263)	$(8,728)	$0	$(8,991)

Total Financial Derivative Instruments	$(17)	$2,852	$0	$2,835

Totals	$760	$1,369,813	$18,092	$1,388,665

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$3,600	$0	$(3,600)	$0	$0	$0	$0	$0	$0	$0
United States
Non-Agency Mortgage-Backed Securities	0	18,447	0	0	0	(354)	0	0	18,092	(354)

Totals	$3,600	$18,447	$(3,600)	$0	$0	$(354)	$0	$0	$18,092	$(354)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%

Investments in Securities, at Value
United States

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Non-Agency Mortgage-Backed Securities	$18,092	Proxy Pricing	Base Price	102.250 - 102.891	102.485

Total	$18,092

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$2,200	$2,284
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~		8,657	8,546
Advantage Sales & Marketing, Inc. 5.250% (LIBOR03M + 4.500%) due 10/28/2027 ~		9,603	9,626
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		11,700	11,710
Allied Universal Holding LLC 4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~		4,289	4,278
AllSpring Buyer LLC 3.750% due 11/01/2028		3,992	4,004
Altice France S.A. 3.000% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	972	1,085
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		$9,182	9,134
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~		14,992	15,032
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		4,752	4,751
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		21,295	21,212
3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~		11,258	11,276
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~		98	97
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		7,900	7,826
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	12,116	13,753
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		$3,700	3,668
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		29,752	29,596
Catalent Pharma Solutions, Inc. 2.500% (LIBOR03M + 2.000%) due 02/22/2028 ~		997	1,000
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,810	3,769
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		7,899	7,833
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/25/2027 ~		495	496
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~		10,471	10,419
CommScope, Inc. 3.352% (LIBOR03M + 3.250%) due 04/06/2026 ~		5,200	5,144
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		42,729	42,761
Coty, Inc. 2.353% (LIBOR03M + 2.250%) due 04/07/2025 ~		628	620
CSC Holdings LLC 2.610% (LIBOR03M + 2.500%) due 04/15/2027 ~		6,015	5,950
Delos Finance SARL 1.974% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	30,483
Diamond Sports Group LLC 3.353% (LIBOR03M + 3.250%) due 08/24/2026 ~		17,106	8,040
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~		6,061	6,075
DT Midstream, Inc. 2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~		1,493	1,497
E.W. Scripps Co. 3.750% (LIBOR03M + 3.000%) due 01/07/2028 ~		3,036	3,040
Elanco Animal Health, Inc. 1.849% (LIBOR03M + 1.750%) due 08/01/2027 ~		3,661	3,618
Encina Private Credit LLC TBD% - 4.716% (LIBOR03M + 3.716%) due 11/30/2025 «~µ		30,617	30,617
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		3,519	3,498
Genesee & Wyoming, Inc. 2.224% (LIBOR03M + 2.000%) due 12/30/2026 ~		3,546	3,529
GIP Blue Holding LP 5.000% (LIBOR03M + 4.500%) due 09/29/2028 «~		15,000	14,981
Golden Nugget, Inc. 3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		9,859	9,812
Hilton Grand Vacations Borrower LLC 3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~		9,975	10,003

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

IMS Health, Inc. 2.750% due 03/07/2024	EUR	1,200	1,358
Intelsat Jackson Holdings S.A.
5.392% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		$11,725	11,769
8.000% (PRIME + 4.750%) due 11/27/2023 ~		17,400	17,422
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		4,925	4,931
Iridium Satellite LLC 3.250% (LIBOR03M + 2.500%) due 11/04/2026 ~		3,617	3,621
Ivanti Software, Inc. 5.000% (LIBOR03M + 4.250%) due 12/01/2027 ~		14,726	14,778
Jazz Financing Lux SARL 4.000% (LIBOR03M + 3.500%) due 05/05/2028 ~		3,582	3,601
Level 3 Financing, Inc. 1.854% (LIBOR03M + 1.750%) due 03/01/2027 ~		15,118	14,938
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		4,532	4,467
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	972	1,086
Parexel International Corp. 4.000% (LIBOR03M + 3.500%) due 11/15/2028 ~		$9,600	9,612
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		14,590	14,594
Rackspace Hosting, Inc. 3.500% (LIBOR03M + 2.750%) due 02/15/2028 ~		4,169	4,143
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,160	1,160
Reynolds Group Holdings, Inc. 4.000% (LIBOR03M + 3.500%) due 09/20/2028 ~		898	897
RPI Intermediate Finance Trust 1.854% (LIBOR03M + 1.750%) due 02/11/2027 ~		5,595	5,585
Setanta Aircraft Leasing DAC 2.140% (LIBOR03M + 2.000%) due 11/05/2028 ~		10,000	10,011
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,600	2,756
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		6,300	6,286
SRS Distribution, Inc. 4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~		7,382	7,379
SS&C Technologies Holdings Europe SARL 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		1,544	1,528
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		6,391	6,327
Standard Industries, Inc. 3.000% (LIBOR03M + 2.500%) due 09/22/2028 ~		6,787	6,797
Sunshine Luxembourg VII SARL 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~		14,051	14,082
U.S. Renal Care, Inc. 5.104% (LIBOR03M + 5.000%) due 06/26/2026 ~		4,008	3,908
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,685	6,688
USI, Inc. 3.474% (LIBOR03M + 3.250%) due 12/02/2026 ~		3,038	3,022
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		8,778	8,767
Western Digital Corp. 1.467% (LIBOR03M + 1.375%) due 02/27/2023 ~		956	958
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)		4,239	1,272
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		6,138	6,152

Total Loan Participations and Assignments (Cost $570,751)			560,958

CORPORATE BONDS & NOTES 70.5%
BANKING & FINANCE 30.9%
AerCap Ireland Capital DAC
0.730% (SOFRRATE + 0.680%) due 09/29/2023 ~		7,850	7,853
1.650% due 10/29/2024		14,000	13,982
2.875% due 08/14/2024		9,900	10,189
3.300% due 01/23/2023		250	255
3.650% due 07/21/2027 (j)		2,770	2,921
3.875% due 01/23/2028 (j)		1,425	1,512
4.125% due 07/03/2023		14,090	14,640
4.450% due 04/03/2026		2,320	2,524
Agree LP 2.900% due 10/01/2030		3,030	3,083
AIA Group Ltd.
3.200% due 09/16/2040		5,800	5,969
3.900% due 04/06/2028		4,960	5,483
AIB Group PLC
4.263% due 04/10/2025 •		5,900	6,216
4.750% due 10/12/2023		5,000	5,290

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Aircastle Ltd.
2.850% due 01/26/2028		4,000	4,026
4.250% due 06/15/2026		7,100	7,613
4.400% due 09/25/2023		18,000	18,867
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		2,500	2,390
3.000% due 05/18/2051		5,300	5,248
3.450% due 04/30/2025		4,600	4,884
4.300% due 01/15/2026		12,535	13,744
4.900% due 12/15/2030		4,500	5,411
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •		3,700	3,716
Ally Financial, Inc.
3.050% due 06/05/2023		29,500	30,255
4.625% due 03/30/2025		6,800	7,394
8.000% due 11/01/2031		12,200	17,290
American Assets Trust LP 3.375% due 02/01/2031		17,000	17,378
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		3,500	3,691
3.625% due 11/15/2027		500	535
American Financial Group, Inc. 3.500% due 08/15/2026		31,350	33,569
American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,964
3.375% due 07/15/2051		500	504
4.250% due 02/15/2028		13,667	15,153
American Tower Corp.
1.875% due 10/15/2030		18,200	17,220
2.100% due 06/15/2030		4,500	4,338
2.300% due 09/15/2031		2,600	2,528
2.750% due 01/15/2027		23,000	23,721
2.900% due 01/15/2030		3,400	3,488
2.950% due 01/15/2025		29,200	30,345
2.950% due 01/15/2051		34,500	32,775
3.375% due 05/15/2024		3,400	3,552
3.375% due 10/15/2026		2,100	2,233
3.700% due 10/15/2049		4,200	4,488
3.800% due 08/15/2029		11,030	12,011
3.950% due 03/15/2029		4,970	5,424
4.000% due 06/01/2025		12,700	13,601
4.400% due 02/15/2026		7,481	8,176
Antares Holdings LP
2.750% due 01/15/2027		7,000	6,864
3.950% due 07/15/2026		13,950	14,359
Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	14,360
4.125% due 06/30/2051 •		4,900	4,921
Aroundtown S.A. 5.375% due 03/21/2029		1,200	1,382
Assurant, Inc. 4.200% due 09/27/2023		2,000	2,102
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	7,390
3.600% due 09/15/2051		4,800	5,003
Athene Global Funding 1.444% (US0003M + 1.230%) due 07/01/2022 ~		23,800	23,929
Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	16,894
3.875% due 05/01/2023		500	515
4.375% due 01/30/2024		1,700	1,784
4.875% due 10/01/2025		10,591	11,462
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	6,189
2.528% due 11/18/2027		11,959	11,625
3.250% due 02/15/2027		8,600	8,666
3.950% due 07/01/2024		1,235	1,295
4.250% due 04/15/2026		15,600	16,548
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	18,807
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	9,708
3.625% due 09/24/2024		8,825	10,255
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(g)		1,200	1,453
Banco Bradesco S.A.
2.850% due 01/27/2023		$400	405
3.200% due 01/27/2025		15,000	15,214
Banco BTG Pactual S.A.
2.750% due 01/11/2026		5,900	5,604
4.500% due 01/10/2025		10,500	10,605
5.500% due 01/31/2023		18,033	18,692
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	9,000	2,207
Banco do Brasil S.A.
3.250% due 09/30/2026		$5,300	5,165

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.625% due 01/15/2025		4,400	4,593
4.750% due 03/20/2024 (j)		4,200	4,394
4.750% due 03/20/2024		700	732
Banco General S.A. 4.125% due 08/07/2027		3,900	4,184
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		18,607	19,742
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 •(f)		9,000	9,332
Banco Santander Chile 2.700% due 01/10/2025		2,000	2,045
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		10,000	10,251
5.375% due 04/17/2025		13,800	15,078
Banco Santander S.A.
1.241% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,446
3.125% due 02/23/2023		600	614
Banco Votorantim S.A. 4.000% due 09/24/2022		900	918
Bank of America Corp.
1.319% due 06/19/2026 •		15,400	15,249
1.898% due 07/23/2031 •		19,100	18,301
2.299% due 07/21/2032 •		38,500	37,895
2.687% due 04/22/2032 •		17,500	17,778
3.093% due 10/01/2025 •		10,000	10,411
3.593% due 07/21/2028 •		8,000	8,617
3.970% due 03/05/2029 •		18,700	20,478
8.050% due 06/15/2027		12,000	15,121
Bank of America N.A. 6.000% due 10/15/2036		4,600	6,314
Bank of Ireland Group PLC 6.000% due 09/01/2025 •(f)(g)	EUR	2,900	3,609
Bank of New York Mellon Corp. 2.661% due 05/16/2023 •		$120	121
Bank of Nova Scotia 4.900% due 06/04/2025 •(f)(g)		6,000	6,444
Barclays Bank PLC 7.625% due 11/21/2022 (g)		16,313	17,214
Barclays PLC
1.007% due 12/10/2024 •		15,000	14,897
1.535% (US0003M + 1.380%) due 05/16/2024 ~		23,285	23,580
1.586% (US0003M + 1.430%) due 02/15/2023 ~		10,900	10,913
1.746% (US0003M + 1.625%) due 01/10/2023 ~		6,000	6,001
2.375% due 10/06/2023 •	GBP	1,100	1,504
3.250% due 02/12/2027		3,000	4,291
4.338% due 05/16/2024 •		$2,200	2,291
4.375% due 01/12/2026		32,965	36,071
4.610% due 02/15/2023 •		17,400	17,475
6.125% due 12/15/2025 •(f)(g)		27,050	29,305
7.250% due 03/15/2023 •(f)(g)	GBP	8,765	12,428
7.875% due 09/15/2022 •(f)(g)		500	706
8.000% due 06/15/2024 •(f)(g)		$6,400	7,090
BBVA Bancomer S.A.
1.875% due 09/18/2025		1,000	993
4.375% due 04/10/2024		3,100	3,297
5.125% due 01/18/2033 •		5,100	5,242
5.875% due 09/13/2034 •		4,600	5,030
6.750% due 09/30/2022		6,782	7,028
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	14,456
2.000% due 01/30/2032		$18,100	17,445
2.800% due 09/30/2050		5,300	5,073
4.450% due 07/15/2045		2,300	2,826
5.000% due 06/15/2044		3,900	5,103
Blackstone Private Credit Fund 2.350% due 11/22/2024		13,000	12,999
Block Financial LLC 3.875% due 08/15/2030		18,800	20,137
Blue Owl Finance LLC 4.125% due 10/07/2051		5,900	5,939
BNP Paribas S.A.
1.323% due 01/13/2027 •		4,200	4,089
1.904% due 09/30/2028 •		4,800	4,689
4.400% due 08/14/2028		14,100	15,815
4.625% due 02/25/2031 •(f)(g)		6,000	6,033
7.000% due 08/16/2028 •(f)		6,000	7,026
7.375% due 08/19/2025 •(f)		1,000	1,137
BOC Aviation Ltd.
2.750% due 09/18/2022		3,200	3,227
3.500% due 01/31/2023		6,645	6,779
3.500% due 10/10/2024		8,800	9,210
BPCE S.A.
1.441% (US0003M + 1.240%) due 09/12/2023 ~		4,300	4,361
2.700% due 10/01/2029		1,600	1,635
Brixmor Operating Partnership LP
1.182% (US0003M + 1.050%) due 02/01/2022 ~		5,000	5,003

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.650% due 06/15/2024		2,200	2,306
3.850% due 02/01/2025		5,475	5,793
3.900% due 03/15/2027		300	324
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,818
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	6,726
4.000% due 04/01/2024		13,200	13,921
4.850% due 03/29/2029		6,725	7,761
Brown & Brown, Inc. 4.200% due 09/15/2024		1,000	1,067
Camden Property Trust
3.500% due 09/15/2024		800	839
4.100% due 10/15/2028		25	28
Cantor Fitzgerald LP
4.875% due 05/01/2024		2,100	2,244
6.500% due 06/17/2022		450	461
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	3,208
CI Financial Corp.
3.200% due 12/17/2030		7,600	7,807
4.100% due 06/15/2051		3,600	3,911
CIFI Holdings Group Co. Ltd. 6.000% due 07/16/2025		4,200	4,074
CIT Group, Inc.
5.000% due 08/15/2022		3,518	3,601
6.125% due 03/09/2028		1,200	1,451
Citigroup, Inc.
1.194% (US0003M + 1.023%) due 06/01/2024 ~		16,000	16,179
2.561% due 05/01/2032 •(h)		4,500	4,528
2.876% due 07/24/2023 •		3,000	3,036
3.200% due 10/21/2026		22,290	23,635
3.400% due 05/01/2026		2,200	2,361
4.075% due 04/23/2029 •		5,260	5,805
CME Group, Inc. 5.300% due 09/15/2043		6,400	8,915
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		2,411	2,624
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		23,450	22,830
4.625% due 05/23/2029	GBP	4,100	6,448
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	1,100	1,104
Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	9,925
2.750% due 04/15/2031		5,300	5,275
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		5,700	4,882
3.125% due 10/22/2025		5,100	4,511
Credit Agricole S.A.
1.144% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,112
1.247% due 01/26/2027 •		3,800	3,699
4.125% due 01/10/2027		275	302
7.500% due 06/23/2026 •(f)(g)	GBP	300	465
Credit Suisse AG
0.430% (SOFRINDX + 0.380%) due 08/09/2023 ~		$5,100	5,101
1.250% due 08/07/2026		2,700	2,635
6.500% due 08/08/2023 (g)		47,955	51,727
Credit Suisse Group AG
1.441% (US0003M + 1.240%) due 06/12/2024 ~		15,600	15,771
2.593% due 09/11/2025 •		13,400	13,693
3.750% due 03/26/2025		7,700	8,177
3.800% due 06/09/2023		18,000	18,656
4.207% due 06/12/2024 •		44,300	46,109
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		7,050	7,203
Crown Castle International Corp.
2.250% due 01/15/2031		24,845	24,235
3.200% due 09/01/2024		6,200	6,475
3.250% due 01/15/2051		16,871	16,626
3.650% due 09/01/2027		2,443	2,627
3.700% due 06/15/2026		4,230	4,538
3.800% due 02/15/2028		14,769	16,083
4.000% due 03/01/2027		3,100	3,373
4.000% due 11/15/2049		4,435	4,891
4.300% due 02/15/2029		8,680	9,698
4.450% due 02/15/2026		15,300	16,761
CubeSmart LP
2.250% due 12/15/2028		7,600	7,607
4.375% due 02/15/2029		4,600	5,207
CyrusOne LP 3.450% due 11/15/2029		4,400	4,779
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		25,000	25,863
Deutsche Bank AG
0.898% due 05/28/2024 (h)		9,500	9,421

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.962% due 11/08/2023		20,000	19,973
1.345% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,365
1.447% due 04/01/2025 •(h)		4,500	4,474
2.129% due 11/24/2026 •(h)		30,800	30,762
2.222% due 09/18/2024 •		14,000	14,186
2.625% due 12/16/2024	GBP	14,300	19,758
3.035% due 05/28/2032 •(h)		$9,350	9,430
3.300% due 11/16/2022		24,415	24,926
3.547% due 09/18/2031 •		26,600	28,028
5.625% due 05/19/2031 •	EUR	5,500	7,349
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,668
Discover Financial Services 4.500% due 01/30/2026		$6,900	7,568
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		12,300	12,950
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		354	355
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		848	840
Duke Realty LP 3.050% due 03/01/2050		2,000	1,969
E*TRADE Financial Corp. 4.500% due 06/20/2028		11,145	12,560
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,293
Enact Holdings, Inc. 6.500% due 08/15/2025		3,500	3,827
EPR Properties
4.500% due 04/01/2025		7,200	7,672
4.500% due 06/01/2027		9,400	9,932
4.750% due 12/15/2026		8,000	8,555
ERP Operating LP 4.500% due 06/01/2045		400	505
Erste Group Bank AG 4.250% due 10/15/2027 •(f)(g)	EUR	200	239
Essex Portfolio LP
1.700% due 03/01/2028		$9,500	9,261
2.650% due 03/15/2032		10,100	10,146
3.250% due 05/01/2023		1,250	1,280
3.375% due 04/15/2026		8,400	8,920
3.500% due 04/01/2025		1,875	1,981
3.875% due 05/01/2024		3,900	4,108
Everest Reinsurance Holdings, Inc. 3.125% due 10/15/2052		6,900	6,734
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	20,285
4.625% due 04/29/2030		$10,400	11,662
Federal Realty Investment Trust 1.250% due 02/15/2026		10,100	9,902
Fidelity National Financial, Inc.
3.200% due 09/17/2051		4,500	4,311
5.500% due 09/01/2022		22,440	23,157
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,689
4.600% due 11/15/2024		5,115	5,541
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	1,900	2,159
0.130% due 12/01/2024 •		400	450
0.167% due 11/15/2023 •		1,200	1,357
2.330% due 11/25/2025		2,900	3,443
2.386% due 02/17/2026		200	239
3.021% due 03/06/2024		300	357
3.087% due 01/09/2023		$500	509
3.096% due 05/04/2023		200	204
3.250% due 09/15/2025	EUR	2,100	2,569
3.664% due 09/08/2024		$600	624
4.000% due 11/13/2030		500	539
4.535% due 03/06/2025	GBP	3,400	4,872
5.125% due 06/16/2025		$400	436
5.584% due 03/18/2024		600	647
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		16,600	17,177
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	3,765
Freedom Mortgage Corp.
6.625% due 01/15/2027		15,000	14,678
7.625% due 05/01/2026		5,700	5,827
8.125% due 11/15/2024		11,880	12,041
8.250% due 04/15/2025		6,572	6,735
FS KKR Capital Corp.
1.650% due 10/12/2024		9,300	9,130
3.125% due 10/12/2028		3,800	3,784
General Motors Financial Co., Inc. 1.528% (US0003M + 1.310%) due 06/30/2022 ~		1,700	1,707

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	17,028
Globe Life, Inc. 2.150% due 08/15/2030		23,200	22,942
GLP Capital LP
3.350% due 09/01/2024		2,900	3,006
4.000% due 01/15/2030		3,200	3,390
4.000% due 01/15/2031		600	641
5.250% due 06/01/2025		17,955	19,687
5.300% due 01/15/2029		13,737	15,614
5.750% due 06/01/2028		6,300	7,283
Goldman Sachs Group, Inc.
1.124% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,439
1.217% due 12/06/2023		5,000	5,014
1.230% (US0003M + 1.050%) due 06/05/2023 ~		25,500	25,570
2.383% due 07/21/2032 •		4,200	4,139
2.615% due 04/22/2032 •		19,000	19,157
3.272% due 09/29/2025 •		110	115
3.691% due 06/05/2028 •		24,100	25,971
3.850% due 01/26/2027		700	753
4.223% due 05/01/2029 •		34,100	37,910
Golub Capital BDC, Inc. 2.050% due 02/15/2027		12,900	12,398
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,721
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	4,766
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,400	12,320
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,520	3,640
Grupo Aval Ltd. 4.750% due 09/26/2022		3,331	3,395
Guardian Life Global Funding
1.100% due 06/23/2025		4,000	3,966
2.900% due 05/06/2024		4,900	5,116
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	4,784
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		2,100	2,113
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,899
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,764
4.125% due 03/15/2028		2,200	2,428
4.200% due 04/15/2029		4,000	4,421
Host Hotels & Resorts LP
3.375% due 12/15/2029		5,300	5,408
3.500% due 09/15/2030		4,900	5,036
3.875% due 04/01/2024		4,306	4,503
4.000% due 06/15/2025		10,277	10,906
HSBC Holdings PLC
1.581% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,523
1.645% due 04/18/2026 •		15,500	15,384
2.013% due 09/22/2028 •		1,000	980
2.099% due 06/04/2026 •		24,400	24,577
2.357% due 08/18/2031 •		26,093	25,521
2.633% due 11/07/2025 •		19,500	20,014
2.848% due 06/04/2031 •		26,800	27,139
3.973% due 05/22/2030 •		15,800	17,155
4.000% due 03/09/2026 •(f)(g)		4,300	4,284
4.292% due 09/12/2026 •		9,300	10,049
4.300% due 03/08/2026		37,200	40,803
4.583% due 06/19/2029 •		8,476	9,503
4.600% due 12/17/2030 •(f)(g)		4,000	4,007
4.750% due 07/04/2029 •(f)(g)	EUR	9,300	11,629
4.950% due 03/31/2030		$2,300	2,701
5.875% due 09/28/2026 •(f)(g)	GBP	15,800	23,111
6.000% due 09/29/2023 •(f)(g)	EUR	4,535	5,592
6.000% due 05/22/2027 •(f)(g)		$4,800	5,178
6.375% due 09/17/2024 •(f)(g)		1,500	1,611
6.500% due 03/23/2028 •(f)(g)		8,300	9,158
Hudson Pacific Properties LP
3.250% due 01/15/2030		17,700	18,388
4.650% due 04/01/2029		4,600	5,204
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	3,053
ING Groep NV
1.214% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,448
4.250% due 05/16/2031 •(f)(g)		7,900	7,465
5.750% due 11/16/2026 •(f)(g)		2,400	2,585
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	16,311
2.650% due 09/15/2040		8,000	7,754
3.750% due 12/01/2025		1,600	1,730

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	5,500
International Lease Finance Corp. 8.625% due 01/15/2022		7,460	7,479
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	521
3.375% due 01/12/2023		4,500	4,599
4.198% due 06/01/2032 •		3,200	3,231
5.017% due 06/26/2024		14,290	15,321
5.710% due 01/15/2026		10,000	11,071
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		2,000	1,886
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		9,900	10,017
3.250% due 01/24/2025		4,700	4,770
JAB Holdings BV 2.200% due 11/23/2030		21,400	20,979
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		11,200	10,984
2.182% due 06/01/2028 •		6,900	6,961
2.301% due 10/15/2025 •		21,000	21,491
2.545% due 11/08/2032 •		10,000	10,067
2.580% due 04/22/2032 •		9,600	9,734
2.739% due 10/15/2030 •		6,900	7,097
3.157% due 04/22/2042 •		3,000	3,138
3.509% due 01/23/2029 •		4,535	4,862
3.540% due 05/01/2028 •		10,100	10,977
3.702% due 05/06/2030 •		16,000	17,502
3.782% due 02/01/2028 •		10,000	10,833
4.005% due 04/23/2029 •		21,000	23,198
Kaisa Group Holdings Ltd.
8.500% due 06/30/2022 ^(b)		11,700	3,130
9.375% due 06/30/2024 ^(b)		9,000	2,407
9.750% due 09/28/2023 ^(b)		10,100	2,654
10.875% due 07/23/2023 ^(b)		300	79
11.250% due 04/09/2022 ^(b)		8,100	2,228
11.500% due 01/30/2023 ^(b)		2,800	732
11.950% due 10/22/2022 ^(b)		300	82
11.950% due 11/12/2023 ^(b)		10,000	2,627
KBC Group NV 4.250% due 10/24/2025 •(f)(g)	EUR	8,800	10,570
Kennedy-Wilson, Inc. 5.000% due 03/01/2031		$600	619
Kilroy Realty LP
2.500% due 11/15/2032		7,800	7,563
2.650% due 11/15/2033		7,500	7,300
3.050% due 02/15/2030		6,796	7,015
3.450% due 12/15/2024		200	210
4.375% due 10/01/2025		4,600	5,014
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	10,432
KKR Group Finance Co. LLC 3.500% due 08/25/2050		9,190	9,642
KSA Sukuk Ltd. 2.894% due 04/20/2022		6,100	6,147
KWG Group Holdings Ltd.
6.000% due 01/11/2022		1,600	1,588
6.000% due 09/15/2022		3,400	2,754
7.400% due 03/05/2024		2,100	1,570
7.875% due 09/01/2023		1,700	1,309
KWG Property Holding Ltd. 5.875% due 11/10/2024		3,200	2,344
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,942
4.375% due 03/11/2029		3,046	3,438
4.500% due 09/19/2028		3,500	4,007
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	18,082
Lexington Realty Trust 2.700% due 09/15/2030		1,800	1,786
Liberty Mutual Group, Inc. 4.250% due 06/15/2023		9	9
Life Storage LP 3.875% due 12/15/2027		7,080	7,773
Lloyds Bank PLC 7.500% due 04/02/2032 þ		18,200	14,560
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		6,900	7,375
3.750% due 01/11/2027		10,500	11,370
4.375% due 03/22/2028		3,400	3,817
4.450% due 05/08/2025		6,400	6,957
4.947% due 06/27/2025 •(f)(g)	EUR	900	1,119
7.500% due 09/27/2025 •(f)(g)		$8,400	9,497
7.625% due 06/27/2023 •(f)(g)	GBP	5,248	7,611
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	4,725

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Longfor Group Holdings Ltd.
3.950% due 09/16/2029		$6,300	6,532
4.500% due 01/16/2028		3,867	4,113
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031		4,200	4,245
3.875% due 03/15/2024		800	847
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,711
Mercury General Corp. 4.400% due 03/15/2027		800	883
MetLife, Inc. 10.750% due 08/01/2069		4,000	6,780
Metropolitan Life Global Funding 0.450% due 09/01/2023		4,100	4,079
MGIC Investment Corp. 5.750% due 08/15/2023		2,000	2,115
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		15,400	16,192
5.750% due 02/01/2027		1,650	1,866
Mid-America Apartments LP
1.100% due 09/15/2026		3,200	3,096
2.875% due 09/15/2051		2,000	1,976
3.750% due 06/15/2024		1,650	1,738
4.300% due 10/15/2023		25,435	26,631
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		6,000	6,074
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		9,000	8,958
1.538% due 07/20/2027 •		8,300	8,157
2.309% due 07/20/2032 •		10,500	10,364
2.623% due 07/18/2022		5,315	5,376
2.801% due 07/18/2024		32,000	33,188
2.998% due 02/22/2022		4,000	4,014
3.195% due 07/18/2029		7,000	7,402
3.455% due 03/02/2023		14,100	14,521
Mizuho Financial Group, Inc.
1.081% (US0003M + 0.880%) due 09/11/2022 ~		21,000	21,097
1.241% due 07/10/2024 •		700	702
1.979% due 09/08/2031 •		19,500	18,783
2.201% due 07/10/2031 •		2,500	2,447
2.839% due 09/13/2026		2,800	2,917
2.869% due 09/13/2030 •		12,100	12,498
Morgan Stanley
1.364% (US0003M + 1.220%) due 05/08/2024 ~		16,700	16,908
1.593% due 05/04/2027 •		15,200	15,058
1.794% due 02/13/2032 •		47,300	44,825
2.239% due 07/21/2032 •		30,000	29,374
2.802% due 01/25/2052 •		8,300	8,165
3.622% due 04/01/2031 •		3,600	3,927
7.500% due 04/02/2032 þ(h)		15,800	12,891
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	12,893
3.500% due 03/15/2031		$4,500	4,558
4.625% due 08/01/2029		14,000	14,794
MUFG Union Bank N.A.
0.760% (SOFRRATE + 0.710%) due 12/09/2022 ~		1,200	1,205
2.100% due 12/09/2022		8,300	8,408
3.150% due 04/01/2022		30	30
Multibank, Inc. 4.375% due 11/09/2022		2,400	2,448
Muthoot Finance Ltd. 4.400% due 09/02/2023		5,500	5,624
Nasdaq, Inc. 2.500% due 12/21/2040		4,000	3,703
National Health Investors, Inc. 3.000% due 02/01/2031		6,500	6,278
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		6,700	6,626
Nationwide Building Society
3.622% due 04/26/2023 •		5,700	5,747
4.363% due 08/01/2024 •		1,600	1,676
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	6,202
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		4,000	4,017
1.770% (US0003M + 1.550%) due 06/25/2024 ~		27,878	28,329
2.000% due 03/08/2023 •	EUR	780	892
3.875% due 09/12/2023		$1,100	1,147
4.800% due 04/05/2026		9,750	10,855
4.892% due 05/18/2029 •		19,700	22,550
6.000% due 12/29/2025 •(f)(g)		17,400	19,085
8.000% due 08/10/2025 •(f)(g)		650	756
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	8,677
New Metro Global Ltd.
4.800% due 12/15/2024		15,622	14,204

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 08/08/2022		2,000	1,889
6.800% due 08/05/2023		4,900	4,567
New York Life Insurance Co.
3.750% due 05/15/2050		1,385	1,580
4.450% due 05/15/2069		3,500	4,474
Newmark Group, Inc. 6.125% due 11/15/2023		7,800	8,354
Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,900	1,964
Nissan Motor Acceptance Co. LLC
0.910% due 09/28/2022 •		4,361	4,366
1.012% (US0003M + 0.890%) due 01/13/2022 ~		2,100	2,100
1.850% due 09/16/2026		6,000	5,860
2.450% due 09/15/2028		6,800	6,614
2.600% due 09/28/2022		9,023	9,119
2.650% due 07/13/2022		2,500	2,522
2.750% due 03/09/2028		15,000	14,906
2.800% due 01/13/2022		4,900	4,903
3.875% due 09/21/2023		700	728
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,401
2.172% due 07/14/2028		9,000	8,837
2.608% due 07/14/2031		14,400	14,226
2.648% due 01/16/2025		1,500	1,544
2.679% due 07/16/2030		4,700	4,684
3.103% due 01/16/2030		10,000	10,319
Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)		5,500	5,228
6.625% due 03/26/2026 •(f)(g)		5,000	5,700
Northern Trust Corp. 3.950% due 10/30/2025		70	77
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	68,100	9,951
1.000% due 10/01/2053		1,900	270
1.500% due 10/01/2053		111,800	16,692
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		$4,000	4,171
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		21,300	24,143
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	5,147
3.625% due 10/01/2029		4,600	4,779
4.375% due 08/01/2023		1,581	1,650
4.500% due 04/01/2027		2,600	2,846
4.750% due 01/15/2028		700	773
5.250% due 01/15/2026		600	668
OneMain Finance Corp. 5.375% due 11/15/2029		12,300	13,392
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027		1,900	2,079
Owl Rock Capital Corp. 2.875% due 06/11/2028		5,800	5,698
Pacific Life Global Funding 1.200% due 06/24/2025		3,300	3,262
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		11,030	11,387
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	3,162
PennyMac Financial Services, Inc. 4.250% due 02/15/2029		2,000	1,926
Physicians Realty LP
3.950% due 01/15/2028		5,400	5,904
4.300% due 03/15/2027		12,200	13,550
Pine Street Trust 4.572% due 02/15/2029		1,000	1,130
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		6,000	7,931
Piper Sandler Cos. 5.200% due 10/15/2023		12,200	12,203
Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025 (j)		10,000	8,362
6.250% due 08/10/2024		300	258
Pricoa Global Funding 0.800% due 09/01/2025		3,300	3,228
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,891
Protective Life Corp.
3.400% due 01/15/2030		14,600	15,476
4.300% due 09/30/2028		10,900	12,337
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	2,140
Public Storage 0.500% due 09/09/2030	EUR	4,700	5,186
QNB Finance Ltd. 3.500% due 03/28/2024		$10,000	10,490

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Radian Group, Inc.
4.500% due 10/01/2024		800	839
6.625% due 03/15/2025		600	664
Realty Income Corp.
2.850% due 12/15/2032		3,400	3,532
3.950% due 08/15/2027		2,200	2,441
4.625% due 11/01/2025		12,500	13,865
4.875% due 06/01/2026		6,299	7,093
Regency Centers LP
3.600% due 02/01/2027		2,200	2,373
3.700% due 06/15/2030		6,800	7,451
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		4,600	4,801
Reliance Standard Life Global Funding
2.150% due 01/21/2023		1,800	1,825
2.500% due 10/30/2024		2,800	2,882
2.625% due 07/22/2022		300	304
2.750% due 01/21/2027		3,600	3,751
3.850% due 09/19/2023		5,500	5,741
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	6,087
Sabra Health Care LP
3.200% due 12/01/2031		9,850	9,637
3.900% due 10/15/2029		4,700	4,926
Santander Holdings USA, Inc.
3.244% due 10/05/2026		22,600	23,604
4.500% due 07/17/2025		3,650	3,954
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		16,000	15,752
3.373% due 01/05/2024 •		9,600	9,810
4.750% due 09/15/2025		38,261	41,768
4.796% due 11/15/2024 •		15,000	15,927
7.375% due 06/24/2022 •(f)(g)	GBP	2,430	3,369
Santander UK PLC 1.625% due 02/12/2023		$2,000	2,022
SBA Communications Corp. 3.125% due 02/01/2029		8,100	7,788
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,743
1.884% due 07/15/2050		21,000	20,990
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		32,900	33,578
5.250% due 05/23/2023 (g)		7,000	7,255
6.125% due 02/07/2022		31,650	31,760
SBL Holdings, Inc. 5.125% due 11/13/2026		5,000	5,445
Scentre Group Trust 3.500% due 02/12/2025		3,300	3,477
Seazen Group Ltd. 6.000% due 08/12/2024		400	341
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,000	1,021
5.950% due 10/24/2022		30,700	31,229
SL Green Operating Partnership LP 3.250% due 10/15/2022		1,926	1,958
SL Green Realty Corp. 4.500% due 12/01/2022		10,550	10,778
SLM Corp. 4.200% due 10/29/2025		5,400	5,649
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		3,700	3,865
4.125% due 07/15/2023		6,000	6,254
Societe Generale S.A.
1.488% due 12/14/2026 •		17,700	17,249
4.750% due 05/26/2026 •(f)(g)		8,000	8,143
Spirit Realty LP
3.200% due 01/15/2027		5,100	5,339
3.200% due 02/15/2031		600	621
4.000% due 07/15/2029		9,354	10,287
4.450% due 09/15/2026		4,100	4,515
Standard Chartered PLC
1.456% due 01/14/2027 •		14,500	14,056
2.819% due 01/30/2026 •		9,200	9,438
3.265% due 02/18/2036 •		10,100	9,978
3.785% due 05/21/2025 •		5,100	5,348
Starwood Property Trust, Inc. 3.625% due 07/15/2026		2,700	2,689
State Street Corp. 3.776% due 12/03/2024 •		40	42
Stellantis Finance US, Inc. 1.711% due 01/29/2027		5,700	5,606
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	10,759
STORE Capital Corp.
2.700% due 12/01/2031		3,800	3,720
2.750% due 11/18/2030		5,100	5,064

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.500% due 03/15/2028		3,400	3,763
4.625% due 03/15/2029		2,800	3,141
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,237
2.696% due 07/16/2024		34,000	35,132
2.750% due 01/15/2030		4,700	4,815
2.778% due 10/18/2022		6,000	6,104
3.102% due 01/17/2023		14,000	14,336
3.202% due 09/17/2029 (g)		6,000	6,252
Sun Communities Operating LP 2.700% due 07/15/2031		4,800	4,766
Sunac China Holdings Ltd.
6.500% due 07/09/2023		16,400	10,742
6.650% due 08/03/2024		6,500	4,192
7.000% due 07/09/2025		6,800	4,352
Synchrony Financial
3.700% due 08/04/2026		4,100	4,359
3.950% due 12/01/2027		5,300	5,696
4.375% due 03/19/2024		6,700	7,072
Synovus Bank 2.289% due 02/10/2023 •		5,000	5,004
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	45,144
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,756	9,910
5.661% due 10/13/2041		3,318	5,831
5.801% due 10/13/2040		6,101	10,715
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$5,500	5,689
Trust Fibra Uno
4.869% due 01/15/2030		2,250	2,379
5.250% due 12/15/2024		2,000	2,176
5.250% due 01/30/2026		5,660	6,204
6.390% due 01/15/2050		1,700	1,987
6.950% due 01/30/2044		1,983	2,427
U.S. Bancorp 3.375% due 02/05/2024		60	63
UBS AG
0.410% (SOFRRATE + 0.360%) due 02/09/2024 ~		7,200	7,198
0.450% due 02/09/2024		4,800	4,730
5.125% due 05/15/2024 (g)		26,030	27,906
7.625% due 08/17/2022 (g)		50,267	52,217
UBS Group AG
1.494% due 08/10/2027 •		14,800	14,445
2.095% due 02/11/2032 •		7,600	7,363
3.491% due 05/23/2023		16,700	16,871
4.125% due 09/24/2025		10,850	11,725
4.375% due 02/10/2031 •(f)(g)		3,500	3,466
UDR, Inc.
1.900% due 03/15/2033		5,700	5,267
2.950% due 09/01/2026		1,400	1,458
3.000% due 08/15/2031		3,100	3,233
3.200% due 01/15/2030		3,100	3,261
3.500% due 01/15/2028		7,225	7,757
UniCredit SpA
3.750% due 04/12/2022		3,000	3,023
4.027% (US0003M + 3.900%) due 01/14/2022 ~		6,400	6,405
7.296% due 04/02/2034 •		7,000	8,394
7.500% due 06/03/2026 •(f)(g)	EUR	9,200	12,326
7.830% due 12/04/2023		$43,100	48,075
Vanke Real Estate Hong Kong Co. Ltd.
1.730% (US0003M + 1.550%) due 05/25/2023 ~		7,050	7,007
4.150% due 04/18/2023		16,000	16,407
5.350% due 03/11/2024		1,600	1,696
Virgin Money UK PLC 4.000% due 09/25/2026 •	GBP	6,800	9,767
Vonovia Finance BV 5.000% due 10/02/2023		$1,100	1,161
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,501
W R Berkley Corp. 4.000% due 05/12/2050		5,080	5,831
Wanda Properties Overseas Ltd. 6.950% due 12/05/2022		6,100	5,943
WEA Finance LLC 3.750% due 09/17/2024		6,605	6,933
Wells Fargo & Co.
1.359% (US0003M + 1.230%) due 10/31/2023 ~		11,181	11,273
2.164% due 02/11/2026 •		14,500	14,725
2.393% due 06/02/2028 •		41,450	42,157
2.406% due 10/30/2025 •		18,200	18,666
3.000% due 04/22/2026		28,751	30,230
3.196% due 06/17/2027 •		14,670	15,474
3.584% due 05/22/2028 •		38,906	41,856
Weyerhaeuser Co.
4.000% due 11/15/2029		6,991	7,820

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.000% due 04/15/2030		8,363	9,337
7.125% due 07/15/2023		2,026	2,208
7.350% due 07/01/2026		2,000	2,411
7.375% due 03/15/2032		20,059	28,255
7.950% due 03/15/2025		12,479	14,858
8.500% due 01/15/2025		12,449	15,000
WP Carey, Inc.
4.000% due 02/01/2025		7,000	7,452
4.250% due 10/01/2026		9,100	9,971
4.600% due 04/01/2024		9,164	9,734
XLIT Ltd. 4.450% due 03/31/2025		1,800	1,953
Yango Justice International Ltd.
7.500% due 04/15/2024		2,200	528
8.250% due 11/25/2023		4,900	1,176
9.250% due 04/15/2023		5,950	1,428

			5,533,868

INDUSTRIALS 30.8%
7-Eleven, Inc.
0.800% due 02/10/2024		14,200	14,044
0.950% due 02/10/2026		19,910	19,297
1.300% due 02/10/2028		12,600	12,009
1.800% due 02/10/2031		37,700	35,715
2.800% due 02/10/2051		11,000	10,227
AbbVie, Inc.
0.810% (US0003M + 0.650%) due 11/21/2022 ~		10,000	10,039
2.300% due 11/21/2022		9,100	9,229
2.850% due 05/14/2023		6,185	6,324
3.200% due 11/06/2022		9,277	9,435
3.850% due 06/15/2024		1,854	1,964
4.700% due 05/14/2045		700	871
Adani Transmission Ltd. 4.000% due 08/03/2026		3,075	3,235
Adecoagro S.A. 6.000% due 09/21/2027		2,950	3,038
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		3,500	3,672
Adventist Health System 2.952% due 03/01/2029		3,000	3,140
AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	4,578
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	3,495
Aetna, Inc.
2.750% due 11/15/2022		$35	35
2.800% due 06/15/2023		6,253	6,409
Air Canada 4.625% due 08/15/2029	CAD	4,900	3,870
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$4,571	4,658
3.600% due 09/15/2028		3,369	3,401
4.125% due 11/15/2026		6,262	6,421
5.250% due 10/01/2030		3,672	4,005
Aker BP ASA
3.000% due 01/15/2025		8,450	8,769
3.750% due 01/15/2030		9,000	9,540
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		10,322	11,302
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	5,121
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		4,900	4,481
2.800% due 06/06/2023		1,800	1,845
3.150% due 02/09/2051		10,200	9,570
3.250% due 02/09/2061		5,800	5,353
3.600% due 11/28/2024		400	421
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		15,460	16,088
3.550% due 10/01/2027		400	424
ALROSA Finance S.A. 4.650% due 04/09/2024		8,300	8,713
Altice France S.A. 3.375% due 01/15/2028	EUR	2,500	2,776
Amazon.com, Inc. 3.250% due 05/12/2061		$8,500	9,177
Amdocs Ltd. 2.538% due 06/15/2030		17,550	17,414
American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,451	3,438
3.150% due 08/15/2033		15,434	15,640
3.200% due 12/15/2029		7,613	7,673
3.350% due 04/15/2031		15,320	15,628
3.375% due 11/01/2028		6,561	6,515
3.575% due 07/15/2029		2,796	2,846

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.600% due 03/22/2029		2,959	3,058
3.600% due 04/15/2031		2,999	2,926
3.650% due 08/15/2030		3,984	4,169
3.700% due 04/01/2028		6,035	6,135
4.000% due 01/15/2027		1,980	1,916
American Airlines, Inc. 5.500% due 04/20/2026		5,965	6,212
Amgen, Inc.
2.800% due 08/15/2041		150	145
4.663% due 06/15/2051		7,254	9,305
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		8,300	8,370
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046		19,100	24,197
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048		1,500	1,838
5.450% due 01/23/2039		18,860	24,727
5.550% due 01/23/2049		5,700	7,905
Anthem, Inc. 3.650% due 12/01/2027		10,100	11,089
AP Moller - Maersk A/S
3.875% due 09/28/2025		12,900	13,821
4.500% due 06/20/2029		8,000	9,113
Apache Corp. 5.350% due 07/01/2049		4,050	4,633
Apple, Inc. 2.550% due 08/20/2060		11,700	11,026
Arrow Electronics, Inc. 2.950% due 02/15/2032		3,900	3,943
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,875
4.250% due 11/01/2029		3,300	3,522
Autodesk, Inc. 3.600% due 12/15/2022		3,000	3,061
Bacardi Ltd.
4.450% due 05/15/2025		4,500	4,880
4.700% due 05/15/2028		19,600	22,186
5.150% due 05/15/2038		10,500	13,018
BAE Systems PLC 3.400% due 04/15/2030		4,000	4,274
Baidu, Inc.
1.625% due 02/23/2027		4,400	4,287
1.720% due 04/09/2026		5,000	4,947
2.875% due 07/06/2022		800	807
3.500% due 11/28/2022		5,300	5,415
4.375% due 05/14/2024		8,100	8,620
4.375% due 03/29/2028		9,800	10,878
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	3,498
BAT Capital Corp. 2.726% due 03/25/2031		23,300	22,639
Bayer U.S. Finance LLC 4.375% due 12/15/2028		47,300	52,878
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (a)		700	692
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		4,550	4,554
4.500% due 11/15/2026		6,300	6,530
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	15,700	20,510
Berry Global, Inc.
1.570% due 01/15/2026		$8,000	7,837
4.875% due 07/15/2026		3,700	3,832
Black Knight InfoServ LLC 3.625% due 09/01/2028		1,100	1,100
Boardwalk Pipelines LP 3.400% due 02/15/2031		18,000	18,617
BOC Aviation USA Corp. 1.625% due 04/29/2024		17,100	17,083
Boeing Co.
1.433% due 02/04/2024		25,000	24,973
2.196% due 02/04/2026		12,100	12,107
3.625% due 02/01/2031		8,500	9,075
5.150% due 05/01/2030		33,100	38,596
5.705% due 05/01/2040		21,000	27,012
5.805% due 05/01/2050		20,000	27,134
5.930% due 05/01/2060		30,000	41,746
Bombardier, Inc.
6.000% due 02/15/2028		4,500	4,520
7.125% due 06/15/2026		7,500	7,790
7.500% due 12/01/2024		2,200	2,295
Boston Scientific Corp. 2.650% due 06/01/2030		33,200	33,882
Boyne USA, Inc. 4.750% due 05/15/2029		7,000	7,222

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

BRF S.A. 4.875% due 01/24/2030	3,000	3,043
British Airways Pass-Through Trust
3.300% due 06/15/2034	9,692	10,013
3.350% due 12/15/2030	1,343	1,338
4.250% due 05/15/2034	1,550	1,655
4.625% due 12/20/2025	756	789
Broadcom, Inc.
1.950% due 02/15/2028	200	198
2.450% due 02/15/2031	38,900	38,183
2.600% due 02/15/2033	3,800	3,710
3.137% due 11/15/2035	31,976	32,201
3.187% due 11/15/2036	23,939	23,933
3.469% due 04/15/2034	4,882	5,116
4.110% due 09/15/2028	71,295	78,229
4.150% due 11/15/2030	3,320	3,685
4.300% due 11/15/2032	5,170	5,818
Cablevision Lightpath LLC 3.875% due 09/15/2027	4,100	3,981
Caesars Entertainment, Inc.
4.625% due 10/15/2029	1,800	1,804
6.250% due 07/01/2025	7,000	7,356
8.125% due 07/01/2027	2,000	2,217
Caesars Resort Collection LLC 5.750% due 07/01/2025	1,770	1,851
Cameron LNG LLC
2.902% due 07/15/2031	1,400	1,459
3.302% due 01/15/2035	4,300	4,497
3.402% due 01/15/2038	10,600	10,971
Campbell Soup Co. 2.500% due 08/02/2022	5,000	5,054
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	14,957
Carnival Corp. 4.000% due 08/01/2028	14,200	14,122
CDW LLC 2.670% due 12/01/2026	10,100	10,367
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	2,117	2,397
Centene Corp.
2.450% due 07/15/2028	3,500	3,453
2.625% due 08/01/2031	3,000	2,945
4.625% due 12/15/2029	4,300	4,645
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	9,886
2.800% due 04/01/2031	2,900	2,873
3.700% due 04/01/2051	5,000	4,847
3.750% due 02/15/2028	24,300	26,053
3.850% due 04/01/2061	30,100	28,470
3.900% due 06/01/2052	31,700	31,849
3.950% due 06/30/2062	15,600	15,067
4.200% due 03/15/2028	1,600	1,754
4.464% due 07/23/2022	19,440	19,729
4.800% due 03/01/2050	13,400	15,040
4.908% due 07/23/2025	4,835	5,328
5.125% due 07/01/2049	17,200	19,999
5.375% due 04/01/2038	7,900	9,444
5.375% due 05/01/2047	6,985	8,356
5.750% due 04/01/2048	15,590	19,486
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	5,080
3.700% due 11/15/2029	40,500	43,416
5.125% due 06/30/2027	24,335	27,476
Cheniere Energy Partners LP 4.000% due 03/01/2031	4,500	4,727
China Mengniu Dairy Co. Ltd. 2.500% due 06/17/2030	8,200	8,162
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	3,600	3,434
Chobani LLC 4.625% due 11/15/2028	700	720
Cielo USA, Inc. 3.750% due 11/16/2022	4,500	4,557
Cigna Corp. 1.014% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,918
Citrix Systems, Inc.
1.250% due 03/01/2026	3,200	3,119
3.300% due 03/01/2030	13,080	13,284
4.500% due 12/01/2027	9,449	10,264
Comcast Corp.
2.800% due 01/15/2051	35,300	34,104
3.250% due 11/01/2039	3,500	3,700
3.750% due 04/01/2040	27,000	30,285
CommonSpirit Health 2.760% due 10/01/2024	12,200	12,590

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	4,951
5.625% due 03/15/2027	4,200	4,450
6.000% due 01/15/2029	1,200	1,281
6.625% due 02/15/2025	2,650	2,746
8.000% due 03/15/2026	3,100	3,262
Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	21,080
Constellation Brands, Inc. 3.700% due 12/06/2026	2,037	2,202
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(a)(b)	4,563	1,272
Continental Resources, Inc. 4.375% due 01/15/2028	7,450	8,067
CoStar Group, Inc. 2.800% due 07/15/2030	12,100	12,117
Coterra Energy, Inc. 4.375% due 06/01/2024	6,217	6,578
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	13,011
CSN Inova Ventures 6.750% due 01/28/2028	2,900	3,057
CSN Resources S.A. 4.625% due 06/10/2031	7,900	7,528
CVS Health Corp.
2.750% due 12/01/2022	3,000	3,042
3.875% due 07/20/2025	16,620	17,876
4.300% due 03/25/2028	3,071	3,449
5.125% due 07/20/2045	1,185	1,544
CVS Pass-Through Trust
4.163% due 08/11/2036	324	355
4.704% due 01/10/2036	7,666	8,630
5.789% due 01/10/2026	41	44
5.926% due 01/10/2034	350	416
6.036% due 12/10/2028	4,100	4,676
8.353% due 07/10/2031	326	415
D.R. Horton, Inc. 5.750% due 08/15/2023	11,230	11,933
DAE Funding LLC
1.550% due 08/01/2024	9,200	9,142
1.625% due 02/15/2024	15,100	14,836
2.625% due 03/20/2025	13,400	13,497
3.375% due 03/20/2028	6,300	6,383
Daimler Finance North America LLC
1.056% (US0003M + 0.900%) due 02/15/2022 ~	16,300	16,315
3.400% due 02/22/2022	700	703
Daimler Trucks Finance North America LLC
0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~	5,500	5,508
0.650% (SOFRRATE + 0.600%) due 12/14/2023 ~	8,600	8,609
0.800% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,100	5,106
1.125% due 12/14/2023	6,600	6,605
DaVita, Inc. 4.625% due 06/01/2030	26,775	27,459
DCP Midstream Operating LP 5.625% due 07/15/2027	3,700	4,185
Dell International LLC
4.000% due 07/15/2024	17,665	18,754
4.900% due 10/01/2026	21,022	23,693
5.300% due 10/01/2029	9,700	11,381
5.450% due 06/15/2023	10,720	11,312
5.850% due 07/15/2025	9,740	11,049
6.020% due 06/15/2026	20,803	24,069
6.100% due 07/15/2027	2,718	3,245
6.200% due 07/15/2030	12,617	15,938
Delta Air Lines, Inc.
2.900% due 10/28/2024	10,476	10,689
3.625% due 03/15/2022	550	550
3.750% due 10/28/2029	4,200	4,309
3.800% due 04/19/2023	3,282	3,357
4.375% due 04/19/2028	1,100	1,173
4.750% due 10/20/2028	2,700	2,951
7.000% due 05/01/2025	15,287	17,493
7.375% due 01/15/2026	43,165	50,864
Devon Energy Corp. 5.250% due 09/15/2024	8,000	8,660
Diamond Sports Group LLC 6.625% due 08/15/2027	400	113
Diamondback Energy, Inc. 4.750% due 05/31/2025	3,500	3,837
DIRECTV Holdings LLC 5.875% due 08/15/2027	2,700	2,768
DISH DBS Corp. 5.250% due 12/01/2026	3,950	4,020
DT Midstream, Inc. 4.125% due 06/15/2029	4,000	4,102

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029		3,250	3,358
3.900% due 11/15/2049		3,700	4,125
Edwards Lifesciences Corp. 4.300% due 06/15/2028		6,700	7,534
Embraer Netherlands Finance BV
5.050% due 06/15/2025		1,200	1,242
5.400% due 02/01/2027		2,000	2,085
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		1,823	1,827
Enbridge, Inc.
0.660% (US0003M + 0.500%) due 02/18/2022 ~		35,000	35,012
2.500% due 08/01/2033		15,000	14,741
4.250% due 12/01/2026		10,000	10,998
6.250% due 03/01/2078 •		8,700	9,450
Energy Transfer LP
3.900% due 07/15/2026		5,861	6,311
4.250% due 03/15/2023		1,700	1,747
4.750% due 01/15/2026		7,050	7,719
5.000% due 10/01/2022		850	867
5.150% due 03/15/2045		1,250	1,416
5.350% due 05/15/2045		2,600	2,996
5.800% due 06/15/2038		6,230	7,561
5.950% due 10/01/2043		1,000	1,207
6.050% due 06/01/2041		6,400	7,849
6.125% due 12/15/2045		1,500	1,870
6.500% due 02/01/2042		3,600	4,649
6.625% due 10/15/2036		290	369
7.500% due 07/01/2038		4,302	5,943
Entergy Louisiana LLC 3.120% due 09/01/2027		4,300	4,531
Enterprise Products Operating LLC
4.250% due 02/15/2048		2,485	2,820
4.450% due 02/15/2043		6,890	7,878
4.875% due 08/16/2077 •		15,300	14,344
5.375% due 02/15/2078 •		10,400	10,444
5.700% due 02/15/2042		10,002	13,034
EQM Midstream Partners LP
4.000% due 08/01/2024		15,360	15,971
4.750% due 07/15/2023		876	912
EQT Corp. 3.000% due 10/01/2022		600	607
Essential Utilities, Inc. 3.566% due 05/01/2029		1,800	1,952
Expedia Group, Inc.
2.950% due 03/15/2031		9,250	9,246
3.250% due 02/15/2030		10,900	11,135
3.600% due 12/15/2023		4,300	4,470
6.250% due 05/01/2025		8,034	9,070
Ferguson Finance PLC 3.250% due 06/02/2030		4,900	5,156
Fiserv, Inc.
3.500% due 07/01/2029		3,000	3,229
4.200% due 10/01/2028		4,905	5,505
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	37,098
Flex Ltd. 4.875% due 06/15/2029		18,100	20,552
Ford Foundation 2.815% due 06/01/2070		7,500	7,762
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		12,500	13,228
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,000	2,346
Freeport Minerals Corp. 9.500% due 06/01/2031		$200	301
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		9,900	9,472
GATX Corp. 4.750% due 06/15/2022		2,526	2,574
Gazprom PJSC Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	5,600	7,900
4.950% due 03/23/2027		$4,700	5,094
5.150% due 02/11/2026		5,900	6,324
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		26,803	32,030
Georgia-Pacific LLC 8.000% due 01/15/2024		800	909
Global Medical Response, Inc. 6.500% due 10/01/2025		1,785	1,808
Global Payments, Inc. 3.200% due 08/15/2029		10,772	11,231
goeasy Ltd. 5.375% due 12/01/2024		1,500	1,543
Gold Fields Orogen Holdings BVI Ltd.
5.125% due 05/15/2024		10,000	10,674

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

6.125% due 05/15/2029		2,600	2,995
Guara Norte SARL 5.198% due 06/15/2034		3,358	3,304
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	3,160
HCA, Inc.
3.500% due 07/15/2051		5,000	5,109
4.125% due 06/15/2029		16,300	17,953
4.750% due 05/01/2023		2,650	2,776
5.000% due 03/15/2024		12,404	13,345
5.125% due 06/15/2039		1,000	1,234
5.250% due 06/15/2026		30	34
Hess Corp. 7.875% due 10/01/2029		3,600	4,882
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		3,100	3,089
3.750% due 05/01/2029		8,750	8,828
4.000% due 05/01/2031		6,200	6,349
4.875% due 01/15/2030		6,500	6,957
5.375% due 05/01/2025		500	521
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		3,500	3,505
5.000% due 06/01/2029		13,550	13,910
HPHT Finance 19 Ltd. 2.875% due 11/05/2024		300	310
Humana, Inc.
1.350% due 02/03/2027		7,100	6,907
2.150% due 02/03/2032		7,800	7,551
3.150% due 12/01/2022		5,000	5,084
Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		900	953
4.200% due 05/01/2030		3,200	3,572
Huntsman International LLC 4.500% due 05/01/2029		22,900	25,337
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		7,400	7,422
1.800% due 10/01/2024		5,400	5,406
5.375% due 04/23/2025		2,600	2,884
5.750% due 04/23/2030		3,900	4,657
Hyundai Capital America
0.875% due 06/14/2024		5,400	5,298
1.150% due 11/10/2022		11,900	11,932
1.500% due 06/15/2026		14,200	13,818
2.000% due 06/15/2028		21,700	21,173
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	1,700	1,963
IHS Markit Ltd.
3.625% due 05/01/2024		$900	946
4.125% due 08/01/2023		5,900	6,180
4.250% due 05/01/2029		12,542	14,308
4.750% due 02/15/2025		1,500	1,637
4.750% due 08/01/2028		1,000	1,163
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	10,236
3.500% due 07/26/2026		8,700	9,155
3.750% due 07/21/2022		13,055	13,201
3.875% due 07/26/2029		18,600	19,723
Infor, Inc. 1.750% due 07/15/2025		8,900	8,848
Innophos Holdings, Inc. 9.375% due 02/15/2028		5,200	5,672
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	7,448
International Flavors & Fragrances, Inc.
0.697% due 09/15/2022		5,100	5,101
2.300% due 11/01/2030		9,000	8,832
3.268% due 11/15/2040		1,400	1,424
Jaguar Land Rover Automotive PLC
2.200% due 01/15/2024	EUR	1,464	1,658
5.875% due 11/15/2024		3,400	4,191
JetBlue Pass-Through Trust
2.750% due 11/15/2033		$7,009	7,084
4.000% due 05/15/2034		374	405
Kansas City Southern 4.950% due 08/15/2045		1,631	2,082
Kinder Morgan Energy Partners LP
6.500% due 02/01/2037		491	651
6.550% due 09/15/2040		3,300	4,451
6.950% due 01/15/2038		600	832
7.300% due 08/15/2033		7,335	10,112
7.400% due 03/15/2031		500	668
7.500% due 11/15/2040		5,500	8,076
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	1,205
5.625% due 11/15/2023		2,100	2,245
7.750% due 01/15/2032		16,050	22,573

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,400	2,425
Kraft Heinz Foods Co.
5.000% due 06/04/2042		10,400	12,965
6.500% due 02/09/2040		1,258	1,793
6.875% due 01/26/2039		20,000	29,449
7.125% due 08/01/2039		7,120	10,855
Las Vegas Sands Corp.
2.900% due 06/25/2025		8,300	8,284
3.200% due 08/08/2024		122,110	124,396
3.500% due 08/18/2026		19,100	19,354
LBM Acquisition LLC 6.250% due 01/15/2029		2,000	1,980
Legacy LifePoint Health LLC 4.375% due 02/15/2027		100	101
Leidos, Inc.
2.300% due 02/15/2031		16,750	16,154
4.375% due 05/15/2030		9,100	10,152
Lennar Corp.
4.500% due 04/30/2024		400	425
4.750% due 11/29/2027		900	1,020
Lenovo Group Ltd.
3.421% due 11/02/2030		6,000	6,055
5.875% due 04/24/2025		8,600	9,488
Level 3 Financing, Inc.
3.400% due 03/01/2027		670	693
3.750% due 07/15/2029		3,700	3,521
3.875% due 11/15/2029		13,900	14,163
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		7,000	6,682
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		700	696
6.500% due 05/15/2027		18,300	20,038
Lundin Energy Finance BV 3.100% due 07/15/2031		13,698	13,810
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	9,415
Marriott International, Inc.
3.500% due 10/15/2032		9,700	10,172
3.600% due 04/15/2024		5,500	5,755
3.750% due 03/15/2025		1,475	1,556
4.150% due 12/01/2023		12,200	12,820
4.500% due 10/01/2034		6,099	6,916
4.625% due 06/15/2030		6,100	6,869
5.750% due 05/01/2025		116	131
Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	9,080
4.875% due 06/22/2028		10,800	12,383
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	224
McDonald's Corp. 2.625% due 09/01/2029		4,100	4,234
MDC Holdings, Inc. 3.966% due 08/06/2061		4,200	4,022
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		22,575	22,265
5.250% due 04/26/2026		18,800	18,588
5.375% due 12/04/2029		8,300	8,064
5.625% due 07/17/2027		2,200	2,174
5.750% due 07/21/2028		23,550	23,713
MGM China Holdings Ltd.
4.750% due 02/01/2027		2,100	2,082
5.250% due 06/18/2025		13,055	12,971
5.375% due 05/15/2024		16,200	16,164
5.875% due 05/15/2026		12,100	12,143
Micron Technology, Inc. 5.327% due 02/06/2029		6,400	7,591
Midas OpCo Holdings LLC 5.625% due 08/15/2029		6,100	6,255
Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,700	2,886
Mitchells & Butlers Finance PLC 0.548% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	720	920
Moody's Corp.
2.000% due 08/19/2031		$4,300	4,186
3.250% due 05/20/2050		11,450	11,992
4.875% due 02/15/2024		1,500	1,604
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		5,000	5,076
MPLX LP
4.500% due 04/15/2038		9,900	11,106
4.900% due 04/15/2058		2,600	3,002
6.875% due 02/15/2023 •(f)		7,800	7,858
Mylan, Inc.
3.125% due 01/15/2023		10,460	10,680
4.200% due 11/29/2023		13,500	14,155

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

National Fuel Gas Co. 2.950% due 03/01/2031		9,100	9,154
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	16,245
4.875% due 04/15/2028		$1,700	1,941
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,100	2,096
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		2,500	2,844
5.750% due 11/15/2041		2,500	3,288
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	4,399
3.043% due 09/15/2023		$20,000	20,530
3.201% due 09/17/2028	EUR	2,600	3,300
3.522% due 09/17/2025		$8,400	8,812
4.345% due 09/17/2027		17,100	18,474
4.810% due 09/17/2030		800	896
Norfolk Southern Corp. 4.100% due 05/15/2121		4,200	4,780
NVR, Inc.
3.000% due 05/15/2030		38,014	39,543
3.950% due 09/15/2022		4,000	4,063
NXP BV
3.875% due 06/18/2026		6,700	7,238
4.300% due 06/18/2029		7,685	8,618
4.625% due 06/01/2023		8,100	8,480
4.875% due 03/01/2024		2,600	2,794
5.350% due 03/01/2026		4,800	5,429
Occidental Petroleum Corp.
5.550% due 03/15/2026		100	111
6.950% due 07/01/2024		2,679	2,982
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (e)(f)		3,579	35
ONE Gas, Inc. 0.850% due 03/11/2023		3,600	3,597
ONEOK Partners LP
5.000% due 09/15/2023		7,200	7,585
6.125% due 02/01/2041		1,700	2,149
6.200% due 09/15/2043		3,450	4,475
Oracle Corp.
2.875% due 03/25/2031 (h)		6,900	6,949
4.000% due 07/15/2046		11,000	11,446
4.000% due 11/15/2047		3,700	3,851
4.100% due 03/25/2061 (h)		16,600	17,345
Organon & Co.
2.875% due 04/30/2028	EUR	12,500	14,377
5.125% due 04/30/2031		$3,600	3,767
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023		8,600	9,029
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,700	1,690
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		18,400	18,973
3.900% due 02/01/2024		3,100	3,259
4.125% due 08/01/2023		7,800	8,141
4.875% due 07/11/2022		3,500	3,576
PerkinElmer, Inc. 3.300% due 09/15/2029		3,800	4,026
Perrigo Finance Unlimited Co.
3.900% due 06/15/2030		13,300	13,495
4.375% due 03/15/2026		2,200	2,353
Petra Diamonds U.S. Treasury PLC (10.500% PIK) 10.500% due 03/08/2026 (a)		2,009	2,079
Petroleos Mexicanos 6.700% due 02/16/2032		39,351	39,822
Petronas Capital Ltd. 3.500% due 04/21/2030		2,800	3,032
PetSmart, Inc. 4.750% due 02/15/2028		3,100	3,187
PGT Innovations, Inc. 4.375% due 10/01/2029		200	201
Phillips 66 0.900% due 02/15/2024		13,900	13,804
Phillips 66 Partners LP 3.605% due 02/15/2025		65	68
Pioneer Natural Resources Co.
4.450% due 01/15/2026		17,588	19,209
7.200% due 01/15/2028		4,497	5,617
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,000	3,184
Prosus NV
3.680% due 01/21/2030		2,500	2,576
3.832% due 02/08/2051		7,300	6,826
4.027% due 08/03/2050		1,200	1,155
PulteGroup, Inc. 5.000% due 01/15/2027		2,500	2,842

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Qatar Energy 3.125% due 07/12/2041		16,700	16,921
Quanta Services, Inc.
2.350% due 01/15/2032		6,600	6,416
2.900% due 10/01/2030		3,100	3,156
QVC, Inc.
4.375% due 03/15/2023		6,400	6,600
4.450% due 02/15/2025		7,535	7,957
4.850% due 04/01/2024		3,374	3,606
5.450% due 08/15/2034		10,600	10,509
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		734	824
Raytheon Technologies Corp. 4.050% due 05/04/2047		1,800	2,087
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		15,900	15,054
RELX Capital, Inc. 3.000% due 05/22/2030		900	945
Rockies Express Pipeline LLC
3.600% due 05/15/2025		10,200	10,506
4.800% due 05/15/2030		3,100	3,236
Rolls-Royce PLC
3.625% due 10/14/2025		7,264	7,381
4.625% due 02/16/2026	EUR	1,000	1,264
5.750% due 10/15/2027		$5,400	5,977
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		1,900	2,012
Royalty Pharma PLC 1.750% due 09/02/2027		13,750	13,518
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		6,066	6,818
5.625% due 04/15/2023		1,200	1,255
5.625% due 03/01/2025		5,300	5,888
5.750% due 05/15/2024		8,410	9,151
5.875% due 06/30/2026		10,705	12,294
Sands China Ltd.
2.300% due 03/08/2027		2,400	2,262
2.850% due 03/08/2029		2,500	2,356
3.250% due 08/08/2031		2,400	2,258
3.800% due 01/08/2026		15,600	15,697
4.375% due 06/18/2030		4,000	4,087
5.125% due 08/08/2025		23,300	24,469
5.400% due 08/08/2028		8,400	9,055
Santos Finance Ltd. 3.649% due 04/29/2031		20,000	20,384
Sasol Financing USA LLC 5.875% due 03/27/2024		250	261
Saudi Arabian Oil Co. 2.250% due 11/24/2030		6,000	5,850
SF Holding Investment Ltd. 2.875% due 02/20/2030 (j)		12,400	12,308
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		65	67
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,800	1,898
7.875% due 05/15/2026		$7,300	7,043
SK Hynix, Inc.
1.000% due 01/19/2024		7,100	7,023
2.375% due 01/19/2031		5,000	4,818
Smith & Nephew PLC 2.032% due 10/14/2030		6,900	6,671
Southwest Airlines Co. 4.750% due 05/04/2023		18,870	19,768
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		731	735
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,890
3.950% due 06/15/2023		12,010	12,105
4.600% due 06/15/2028		22,731	22,822
5.500% due 01/15/2025		1,100	1,141
7.500% due 04/15/2025		9,600	10,080
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		1,054	1,039
4.100% due 10/01/2029		2,111	2,182
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		15,519	16,256
SRS Distribution, Inc. 6.125% due 07/01/2029		2,600	2,653
Standard Industries, Inc.
3.375% due 01/15/2031		1,600	1,544
4.375% due 07/15/2030		19,150	19,577
4.750% due 01/15/2028		2,500	2,586
5.000% due 02/15/2027		8,900	9,173
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •		2,400	2,469

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Station Casinos LLC 4.500% due 02/15/2028		3,100	3,124
Stryker Corp. 1.950% due 06/15/2030		12,550	12,284
Studio City Finance Ltd.
5.000% due 01/15/2029		16,000	14,345
6.500% due 01/15/2028		13,100	12,595
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023		12,700	12,993
Suntory Holdings Ltd. 2.550% due 06/28/2022		3,800	3,829
Syneos Health, Inc. 3.625% due 01/15/2029		1,500	1,483
Syngenta Finance NV
3.125% due 03/28/2022		700	703
3.375% due 04/16/2026	EUR	1,400	1,743
4.441% due 04/24/2023		$10,900	11,271
4.892% due 04/24/2025		5,500	5,911
5.182% due 04/24/2028		38,073	42,779
Synnex Corp.
1.750% due 08/09/2026		9,940	9,697
2.375% due 08/09/2028		14,300	13,892
2.650% due 08/09/2031		8,700	8,375
T-Mobile USA, Inc.
2.050% due 02/15/2028		12,500	12,417
2.550% due 02/15/2031		22,100	22,007
3.000% due 02/15/2041		40,700	39,810
3.300% due 02/15/2051		36,500	35,733
3.400% due 10/15/2052		4,600	4,587
3.600% due 11/15/2060		5,700	5,662
3.875% due 04/15/2030		22,350	24,467
TEGNA, Inc. 4.625% due 03/15/2028		1,300	1,317
Tencent Holdings Ltd.
2.390% due 06/03/2030		22,600	22,166
3.595% due 01/19/2028		1,500	1,593
3.680% due 04/22/2041		800	832
3.975% due 04/11/2029		43,400	47,248
Tencent Music Entertainment Group 2.000% due 09/03/2030		10,400	9,740
Tenet Healthcare Corp. 6.750% due 06/15/2023		3,700	3,959
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		271	272
Thomson Reuters Corp. 3.350% due 05/15/2026		6,600	7,015
Time Warner Cable LLC 4.500% due 09/15/2042		9,000	9,833
Times Square Hotel Trust 8.528% due 08/01/2026		372	396
TransCanada PipeLines Ltd.
4.250% due 05/15/2028		40	45
5.600% due 03/31/2034		5,258	6,605
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	3,060
7.850% due 02/01/2026		12,066	14,741
TransDigm, Inc. 8.000% due 12/15/2025		3,000	3,169
Transocean Guardian Ltd. 5.875% due 01/15/2024		5,930	5,624
Transocean Pontus Ltd. 6.125% due 08/01/2025		1,273	1,246
Transocean, Inc. 7.250% due 11/01/2025		3,800	2,930
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	7,288
Travel + Leisure Co. 4.625% due 03/01/2030		5,700	5,746
Trimble, Inc. 4.900% due 06/15/2028		2,100	2,390
Trinity Acquisition PLC 4.400% due 03/15/2026		35	38
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,740	2,538
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		306	309
4.625% due 12/03/2026		355	354
7.125% due 04/22/2025		974	1,027
Unigel Luxembourg S.A. 8.750% due 10/01/2026		8,900	9,443
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,485	7,448
2.875% due 04/07/2030		17,222	17,586
3.100% due 01/07/2030		1,148	1,184
3.100% due 04/07/2030		4,022	3,990
3.450% due 01/07/2030		8,836	8,973

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.500% due 09/01/2031		1,451	1,517
3.700% due 09/01/2031		3,177	3,223
4.150% due 10/11/2025		1,280	1,328
4.150% due 02/25/2033		9,833	10,781
5.875% due 04/15/2029		34,235	37,565
UnitedHealth Group, Inc. 2.900% due 05/15/2050		9,500	9,704
Univision Communications, Inc. 5.125% due 02/15/2025		6,700	6,775
Vale Overseas Ltd.
3.750% due 07/08/2030		8,500	8,812
6.250% due 08/10/2026		14,500	16,805
6.875% due 11/21/2036		4,996	6,647
6.875% due 11/10/2039		3,600	4,839
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,717
Viking Cruises Ltd. 13.000% due 05/15/2025		12,000	13,598
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		500	500
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		2,800	147
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	7,798
5.250% due 05/15/2029		1,000	1,415
Vmed O2 UK Financing PLC 4.250% due 01/31/2031		$15,700	15,411
VMware, Inc.
2.200% due 08/15/2031		3,300	3,245
2.950% due 08/21/2022		8,500	8,601
3.900% due 08/21/2027		16,145	17,590
4.500% due 05/15/2025		12,042	13,123
4.650% due 05/15/2027		13,038	14,674
4.700% due 05/15/2030		24,482	28,524
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		16,100	16,952
Walt Disney Co.
2.200% due 01/13/2028		2,500	2,549
2.650% due 01/13/2031		33,200	34,575
3.500% due 05/13/2040		13,400	14,704
Weir Group PLC 2.200% due 05/13/2026		19,600	19,346
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		2,600	2,782
Western Digital Corp. 4.750% due 02/15/2026		7,600	8,320
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		27,733	31,551
Williams Cos., Inc. 4.850% due 03/01/2048		6,000	7,308
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	10,201
3.700% due 09/15/2026		11,375	12,118
3.700% due 03/15/2028		6,100	6,515
4.500% due 03/04/2029		10,000	11,182
Wynn Macau Ltd.
4.875% due 10/01/2024		6,050	5,694
5.500% due 01/15/2026		14,800	13,928
5.500% due 10/01/2027		62,720	58,392
5.625% due 08/26/2028		6,100	5,658
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031		6,000	5,890
Yara International ASA 4.750% due 06/01/2028		16,500	18,753
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,701	2,989
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		500	493
6.125% due 03/01/2028		5,100	5,031
Zoetis, Inc. 3.250% due 02/01/2023		80	82

			5,514,631

UTILITIES 8.8%
AEP Texas, Inc. 2.100% due 07/01/2030		5,300	5,104
AES Corp.
3.300% due 07/15/2025		10,200	10,597
3.950% due 07/15/2030		10,200	10,887
American Electric Power Co., Inc. 3.875% due 02/15/2062 •		6,200	6,298
Antero Midstream Partners LP 5.750% due 03/01/2027		2,400	2,489
Arizona Public Service Co.
2.200% due 12/15/2031		1,900	1,846

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.650% due 09/15/2050		8,900	8,058
3.350% due 05/15/2050		3,750	3,828
AT&T, Inc.
1.046% (US0003M + 0.890%) due 02/15/2023 ~		3,925	3,949
2.550% due 12/01/2033		2,306	2,258
2.750% due 06/01/2031		36,700	37,483
3.100% due 02/01/2043		1,850	1,802
3.500% due 06/01/2041		65,000	66,945
3.500% due 09/15/2053		2,167	2,190
3.550% due 09/15/2055		23,160	23,283
3.650% due 06/01/2051		41,700	43,281
3.650% due 09/15/2059		38,575	39,032
3.800% due 12/01/2057		6,670	6,960
3.850% due 06/01/2060		33,750	35,356
4.300% due 02/15/2030		24,279	27,354
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		9,000	9,464
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049		1,850	2,291
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024		1,500	1,614
Black Hills Corp.
2.500% due 06/15/2030		10,400	10,297
3.875% due 10/15/2049		5,500	6,047
Clearway Energy Operating LLC 3.750% due 02/15/2031		5,500	5,495
Cleco Corporate Holdings LLC 3.743% due 05/01/2026		12,005	12,814
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028		4,200	4,480
Dominion Energy, Inc. 2.250% due 08/15/2031		10,600	10,363
Duke Energy Carolinas LLC
2.450% due 08/15/2029		16,100	16,410
2.950% due 12/01/2026		160	169
3.200% due 08/15/2049		500	519
6.050% due 04/15/2038		1,227	1,705
Duke Energy Florida LLC 3.200% due 01/15/2027		1,100	1,171
Duke Energy Ohio, Inc. 6.900% due 06/01/2025		6,800	7,960
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027		15,400	16,306
Edison International
3.125% due 11/15/2022		3,500	3,555
5.750% due 06/15/2027		11,400	13,007
Electricite de France S.A. 4.875% due 01/22/2044		500	623
Emera U.S. Finance LP 4.750% due 06/15/2046		15,000	17,713
Enel Finance International NV
1.875% due 07/12/2028		9,100	8,879
2.250% due 07/12/2031		10,100	9,780
2.875% due 07/12/2041		4,100	3,939
Entergy Corp.
1.900% due 06/15/2028		5,900	5,786
3.750% due 06/15/2050		1,000	1,079
Entergy Texas, Inc. 1.750% due 03/15/2031		4,129	3,876
Evergy Metro, Inc. 2.250% due 06/01/2030		400	398
Exelon Corp. 4.050% due 04/15/2030		7,100	7,897
Exelon Generation Co. LLC
5.750% due 10/01/2041		2,579	3,077
6.250% due 10/01/2039		990	1,239
FirstEnergy Corp.
2.250% due 09/01/2030		5,550	5,351
4.400% due 07/15/2027		6,205	6,688
4.750% due 03/15/2023		1,000	1,041
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		17,000	17,328
6.000% due 11/27/2023		17,900	19,201
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	18,800	20,950
2.950% due 01/27/2029		$18,600	17,823
3.000% due 06/29/2027		5,100	5,019
3.250% due 02/25/2030		21,600	20,913
Georgia Power Co.
2.650% due 09/15/2029		9,800	9,999
3.250% due 03/15/2051		16,500	16,590
3.700% due 01/30/2050		4,200	4,478
Greenko Investment Co. 4.875% due 08/16/2023		4,000	4,046
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		24,300	25,906

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

India Green Power Holdings 4.000% due 02/22/2027	8,100	8,181
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	8,150	8,530
ITC Holdings Corp. 2.950% due 05/14/2030	1,800	1,840
Jersey Central Power & Light Co. 4.300% due 01/15/2026	19,250	20,894
Metropolitan Edison Co. 3.500% due 03/15/2023	1,500	1,528
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,500	2,749
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	7,400	7,414
3.900% due 04/01/2024	39,000	40,444
4.625% due 04/01/2029	3,155	3,403
Mississippi Power Co. 3.950% due 03/30/2028	14,300	15,685
Narragansett Electric Co. 3.395% due 04/09/2030	3,100	3,306
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	4,584
5.650% due 05/01/2079 •	5,000	5,670
NGPL PipeCo LLC 4.875% due 08/15/2027	8,570	9,545
NiSource, Inc. 3.490% due 05/15/2027	25	27
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	16,482	16,947
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)	3,079	1,704
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,665	1,642
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	17,470	3,493
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (a)	7,500	6,590
ONEOK, Inc.
2.750% due 09/01/2024	8,300	8,537
4.550% due 07/15/2028	26,835	29,651
4.950% due 07/13/2047	9,972	11,565
5.200% due 07/15/2048	3,985	4,827
6.000% due 06/15/2035	700	865
6.350% due 01/15/2031	8,600	10,810
Pacific Gas & Electric Co.
1.750% due 06/16/2022	8,700	8,700
2.500% due 02/01/2031	7,500	7,153
2.950% due 03/01/2026	3,900	3,971
3.000% due 06/15/2028	8,100	8,165
3.150% due 01/01/2026	14,901	15,245
3.250% due 06/01/2031	6,600	6,629
3.300% due 03/15/2027	5,300	5,397
3.300% due 12/01/2027	27,516	27,989
3.300% due 08/01/2040	2,700	2,508
3.400% due 08/15/2024	200	207
3.450% due 07/01/2025	19,655	20,402
3.500% due 06/15/2025	5,800	6,027
3.500% due 08/01/2050	13,050	12,122
3.750% due 07/01/2028	15,079	15,693
3.750% due 08/15/2042	2,600	2,431
3.850% due 11/15/2023	745	770
4.250% due 08/01/2023	1,600	1,657
4.250% due 03/15/2046	2,100	2,102
4.300% due 03/15/2045	1,932	1,958
4.500% due 07/01/2040	2,900	3,026
4.500% due 12/15/2041	4,300	4,299
4.550% due 07/01/2030	7,800	8,441
4.600% due 06/15/2043	4,900	5,062
4.650% due 08/01/2028	17,000	18,559
4.750% due 02/15/2044	5,700	5,924
4.950% due 07/01/2050	6,165	6,730
PacifiCorp 2.900% due 06/15/2052	13,300	13,086
Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	1,088
4.150% due 04/15/2025	2,600	2,770
6.150% due 10/01/2038	1,600	2,170
Petrobras Global Finance BV
5.093% due 01/15/2030	12,900	13,439
5.600% due 01/03/2031	6,600	7,001
5.999% due 01/27/2028	5,000	5,459
6.750% due 01/27/2041	2,500	2,713
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	4,428
3.640% due 11/01/2046	1,500	1,598

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Plains All American Pipeline LP 2.850% due 01/31/2023	5,402	5,478
PT Perusahaan Listrik Negara 3.000% due 06/30/2030	1,200	1,193
Public Service Co. of Oklahoma
2.200% due 08/15/2031	2,600	2,556
3.150% due 08/15/2051	6,500	6,566
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	4,825	4,894
Puget Energy, Inc. 4.100% due 06/15/2030	5,500	5,953
ReNew Power Synthetic 6.670% due 03/12/2024	11,100	11,555
Rio Oil Finance Trust
8.200% due 04/06/2028	16,700	18,976
9.750% due 01/06/2027	9,017	10,365
San Diego Gas & Electric Co.
1.700% due 10/01/2030	13,900	13,317
4.100% due 06/15/2049	9,500	11,264
Sempra Energy
3.400% due 02/01/2028	2,840	3,026
4.125% due 04/01/2052 •	4,100	4,154
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	925
Southern California Edison Co.
0.975% due 08/01/2024	16,475	16,328
1.200% due 02/01/2026	7,200	7,062
2.500% due 06/01/2031	7,600	7,637
2.850% due 08/01/2029	8,000	8,284
2.950% due 02/01/2051	12,000	11,458
3.650% due 02/01/2050	2,000	2,122
3.700% due 08/01/2025	8,800	9,403
3.900% due 12/01/2041	1,100	1,143
3.900% due 03/15/2043	6,100	6,526
4.000% due 04/01/2047	15,600	17,239
4.650% due 10/01/2043	600	702
4.875% due 03/01/2049	8,468	10,363
6.650% due 04/01/2029	8,039	9,874
Southern California Gas Co. 2.550% due 02/01/2030	2,200	2,258
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	11,260
3.250% due 06/15/2026	5,475	5,819
3.875% due 11/15/2025	2,300	2,475
4.400% due 05/30/2047	5,154	6,008
Sprint Corp.
7.125% due 06/15/2024	600	674
7.625% due 02/15/2025	1,200	1,382
7.875% due 09/15/2023	3,700	4,080
State Grid Overseas Investment Ltd. 1.625% due 08/05/2030	5,600	5,345
Systems Energy Resources, Inc. 2.140% due 12/09/2025	13,800	13,852
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	5,690
Toledo Edison Co. 2.650% due 05/01/2028	13,600	13,817
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	200	212
Transcanada Trust 5.300% due 03/15/2077 •	22,550	23,326
Transocean Proteus Ltd. 6.250% due 12/01/2024	500	494
Verizon Communications, Inc.
0.840% (SOFRINDX + 0.790%) due 03/20/2026 ~	17,100	17,350
1.256% (US0003M + 1.100%) due 05/15/2025 ~	4,000	4,080
2.100% due 03/22/2028	2,100	2,106
2.355% due 03/15/2032	3,275	3,231
2.850% due 09/03/2041	4,850	4,794
4.016% due 12/03/2029	6,520	7,317
Vistra Operations Co. LLC 3.550% due 07/15/2024	4,575	4,714
Vodafone Group PLC 5.125% due 06/04/2081 •	26,100	26,729
WEC Energy Group, Inc.
1.800% due 10/15/2030	2,700	2,552

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.200% due 12/15/2028	1,000	999

		1,566,563

Total Corporate Bonds & Notes (Cost $12,284,125)		12,615,062

MUNICIPAL BONDS & NOTES 0.0%
FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	1,700	1,697
2.154% due 07/01/2030	6,200	6,190

Total Municipal Bonds & Notes (Cost $7,900)		7,887

U.S. GOVERNMENT AGENCIES 0.7%
Freddie Mac
5.992% due 11/25/2055 «~	3,349	2,048
9.102% due 03/25/2029 •	497	534
Ginnie Mae, TBA
2.000% due 02/01/2052	18,000	18,131
2.500% due 02/01/2052	41,500	42,409
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	173	182
3.500% due 07/01/2046	2,473	2,664
4.000% due 08/01/2049	309	329
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052	50,492	53,008
4.000% due 02/01/2052	150	160

Total U.S. Government Agencies (Cost $119,415)		119,465

U.S. TREASURY OBLIGATIONS 23.9%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	312,980	285,325
1.875% due 02/15/2041 (j)	333,300	330,006
2.000% due 11/15/2041 (j)	286,700	290,060
2.000% due 08/15/2051 (j)	70,879	72,275
2.250% due 05/15/2041 (j)	163,533	171,863
2.375% due 11/15/2049 (j)	111,094	122,082
2.375% due 05/15/2051 (j)	54,579	60,301
2.500% due 02/15/2045 (j)	41,640	45,809
2.500% due 02/15/2046	89,225	98,597
2.500% due 05/15/2046 (j)	93,508	103,381
2.875% due 08/15/2045	27,317	32,084
2.875% due 05/15/2049 (j)	171,686	206,882
3.000% due 05/15/2042	2,650	3,139
3.000% due 02/15/2049 (j)	219,329	269,740
3.125% due 02/15/2042	74,170	89,389
3.125% due 08/15/2044 (j)	70,025	85,061
3.375% due 05/15/2044 (j)	151,284	190,517
U.S. Treasury Notes
0.375% due 03/31/2022 (l)(n)	87,743	87,804
0.625% due 05/15/2030	18,080	16,909
0.625% due 08/15/2030 (j)	84,220	78,561
0.875% due 11/15/2030 (j)(l)	348,820	331,720
1.000% due 12/15/2024	235,000	235,285
1.125% due 02/15/2031 (j)	473,400	459,549
1.375% due 10/31/2028 (j)(l)(n)	270,781	269,766
1.375% due 11/15/2031 (j)(l)	140,779	139,041
1.625% due 05/15/2031 (j)(n)	34,341	34,789
1.875% due 10/31/2022	100,000	101,250
3.125% due 11/15/2028 (j)(l)(n)	58,613	65,163

Total U.S. Treasury Obligations (Cost $4,112,548)		4,276,348

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Assets Trust 1.022% due 10/25/2046 •	1,769	1,446
American Home Mortgage Investment Trust 1.996% due 11/25/2045 ^•	615	363
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	241	236
Banc of America Funding Trust
0.232% due 01/25/2037 •	6,475	5,921
0.484% due 10/20/2036 •	1,311	1,101
0.502% due 05/25/2037 ^•	358	334
0.664% due 06/20/2047 •	998	924
2.793% due 06/20/2037 ~	4,259	4,186
5.750% due 01/25/2037	2,815	2,729
6.000% due 03/25/2037	1,279	1,224
45.505% due 07/25/2047 ^•	789	1,485
Banc of America Mortgage Trust 2.759% due 10/25/2035 ~	661	657

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

BCAP LLC Trust
0.542% due 05/25/2047 ^•	670	711
3.098% due 07/26/2036 ~	128	121
6.000% due 07/26/2037 ~	404	405
Bear Stearns Adjustable Rate Mortgage Trust 3.274% due 06/25/2047 ^~	2,144	2,143
Bear Stearns ALT-A Trust
0.422% due 08/25/2036 •	523	502
2.736% due 04/25/2035 ~	11,544	11,373
3.294% due 03/25/2036 ^~	200	173
3.398% due 08/25/2036 ^~	934	591
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,989	1,889
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 0.782% due 08/25/2037 •	364	349
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.382% due 01/25/2035 •	532	545
Citigroup Mortgage Loan Trust
3.144% due 03/25/2037 ^~	263	253
3.228% due 09/25/2059 þ	4,090	4,098
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	899	672
Countrywide Alternative Loan Trust
0.294% due 09/20/2046 •	1,446	1,411
0.312% due 04/25/2047 •	1,426	1,226
0.314% due 09/20/2046 •	1,867	1,547
0.422% due 07/25/2036 •	82	157
0.452% due 05/25/2037 ^•	681	213
0.482% due 09/25/2046 ^•	1,697	1,671
1.432% due 08/25/2035 ^•	1,905	1,715
5.500% due 07/25/2035	1,171	1,096
5.500% due 01/25/2036	999	865
6.000% due 03/25/2036 ^	878	571
6.000% due 05/25/2036 ^	91	61
6.000% due 06/25/2037	1,608	1,114
6.500% due 12/25/2036 ^	384	246
Credit Suisse Commercial Mortgage Trust 1.077% due 06/15/2034 •	7,100	7,080
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	7,568	7,398
Credit Suisse Mortgage Capital Certificates
2.878% due 06/26/2037 ~	2,541	2,547
3.281% due 04/28/2037 ~	1,160	1,172
Credit Suisse Mortgage Capital Trust
2.973% due 12/26/2059 ~	1,839	1,843
3.055% due 05/27/2037 ~	3,596	2,616
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	6,500	6,916
Extended Stay America Trust 1.190% due 07/15/2038 •	56,208	56,369
GSR Mortgage Loan Trust 0.542% due 08/25/2046 •	19,899	6,411
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •	2,582	2,434
0.604% due 01/19/2036 •	2,011	1,398
3.643% due 06/19/2036 ^~	732	466
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	118	113
IndyMac INDX Mortgage Loan Trust 0.582% due 07/25/2035 •	7,390	7,228
JP Morgan Alternative Loan Trust
3.235% due 05/25/2037 ^~	856	799
6.810% due 08/25/2036 ^þ	1,220	1,189
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	136	137
Merrill Lynch Mortgage Investors Trust 2.331% due 05/25/2033 ~	3	3
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	392	162
Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	14	15
Morgan Stanley Resecuritization Trust 0.632% due 12/26/2046 •	1,219	1,220
MortgageIT Mortgage Loan Trust 0.502% due 04/25/2036 •	4,541	3,774
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 ^þ	948	325
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	41,305	42,126
2.750% due 11/25/2059 ~	26,560	27,046
4.500% due 05/25/2058 ~	9,476	10,100
Ready Capital Mortgage Financing LLC 1.042% due 07/25/2036 •	4,900	4,881
Residential Accredit Loans, Inc. Trust
0.462% due 05/25/2036 •	980	932
0.482% due 08/25/2036 ^•	791	809

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.522% due 04/25/2046 •	6,442	2,417
1.010% due 10/25/2037 ~	4,611	4,563
2.990% due 07/25/2035 ~	177	173
4.341% due 01/25/2036 ^~	1,262	1,124
4.374% due 09/25/2035 ^~	25	21
Starwood Mortgage Trust 1.160% due 04/15/2034 •	3,400	3,409
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 08/25/2036 ^•	675	515
3.087% due 02/25/2036 ^~	81	73
3.178% due 05/25/2036 ^~	1,115	910
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,705	1,301
Wachovia Mortgage Loan Trust LLC 2.238% due 05/20/2036 ^~	197	202
WaMu Mortgage Pass-Through Certificates Trust 3.109% due 07/25/2037 ^~	336	341
Washington Mutual Mortgage Pass-Through Certificates Trust
0.922% due 11/25/2046 ^•	1,057	922
6.000% due 07/25/2036	218	196
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	130	131

Total Non-Agency Mortgage-Backed Securities (Cost $265,183)		270,131

ASSET-BACKED SECURITIES 3.3%
Aames Mortgage Investment Trust 1.292% due 06/25/2035 •	1,665	1,669
AASET Trust 3.967% due 05/16/2042	2,395	2,163
Accredited Mortgage Loan Trust 0.362% due 09/25/2036 •	1,997	1,977
ACE Securities Corp. Home Equity Loan Trust
0.262% due 08/25/2036 ^•	1,608	492
0.302% due 12/25/2036 •	5,272	1,915
1.047% due 05/25/2035 •	5,500	5,457
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	3,307	2,883
Anchorage Capital CLO Ltd.
1.264% due 07/15/2032 •	7,300	7,329
1.268% due 07/22/2032 •	12,900	12,952
Apidos CLO 1.022% due 07/18/2029 •	13,400	13,392
Ares CLO Ltd. 1.178% due 04/22/2031 •	9,600	9,592
Argent Securities Trust
0.212% due 09/25/2036 •	1,743	755
0.642% due 05/25/2036 •	1,376	503
0.662% due 04/25/2036 •	6,733	3,027
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.862% due 02/25/2036 •	2,414	2,240
Asset-Backed Funding Certificates Trust 0.232% due 01/25/2037 •	4,131	3,238
Assurant CLO Ltd. 1.172% due 10/20/2031 •	8,200	8,186
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	904	911
Bear Stearns Asset-Backed Securities Trust
0.332% due 11/25/2036 •	6,743	6,481
0.452% due 12/25/2035 ^•	279	163
1.102% due 08/25/2035 •	123	90
Benefit Street Partners CLO Ltd. 1.204% due 07/15/2032 •	8,700	8,694
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	4,160	4,091
Brightspire Capital Ltd. 1.254% due 08/19/2038 •	7,500	7,473
Carlyle Global Market Strategies CLO Ltd. 1.105% due 08/14/2030 •	22,500	22,483
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •	13,500	13,490
Carrington Mortgage Loan Trust 0.352% due 10/25/2036 •	2,504	2,341
Catamaran CLO Ltd. 1.228% due 04/22/2030 •	24,375	24,282
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •	3,500	3,563
Citigroup Mortgage Loan Trust
0.302% due 01/25/2037 •	10,043	5,460
0.622% due 03/25/2036 •	1,412	1,387
Countrywide Asset-Backed Certificates
0.242% due 07/25/2037 ^•	1,065	1,050
0.322% due 09/25/2047 ^•	430	420
0.332% due 05/25/2037 •	2,900	2,819
0.582% due 03/25/2036 •	1,305	1,301

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •		2,912	2,884
Credit-Based Asset Servicing & Securitization Trust 0.252% due 11/25/2036 •		1,237	759
Crestline Denali CLO Ltd. 1.162% due 04/20/2030 •		15,500	15,504
ECAF Ltd.
3.473% due 06/15/2040		266	256
4.947% due 06/15/2040		5,685	5,225
Ellington Loan Acquisition Trust 1.202% due 05/25/2037 •		4,264	4,267
Fremont Home Loan Trust
0.252% due 01/25/2037 •		1,566	899
0.442% due 02/25/2037 •		1,929	967
GSAA Home Equity Trust
0.402% due 07/25/2036 •		51,504	16,881
0.422% due 05/25/2036 •		33,964	10,908
0.612% due 01/25/2036 •		12,300	11,559
3.009% due 03/25/2036 ~		1,284	681
GSAMP Trust
0.242% due 09/25/2036 •		76,760	38,245
0.262% due 01/25/2037 •		3,162	2,335
0.272% due 01/25/2037 •		10,197	10,073
Home Equity Loan Trust 0.442% due 04/25/2037 •		3,100	2,927
Home Equity Mortgage Loan Asset-Backed Trust 0.852% due 10/25/2035 •		4,238	4,236
JP Morgan Mortgage Acquisition Trust
0.553% due 07/25/2036 •		8,826	8,602
6.080% due 08/25/2036 þ		1,427	1,112
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		3,749	3,309
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		9,843	9,668
LCCM Trust 1.310% due 12/13/2038 •		8,600	8,583
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		4,627	4,647
Lehman XS Trust 0.462% due 06/25/2036 •		186	186
Long Beach Mortgage Loan Trust
0.422% due 09/25/2036 •		14,173	5,443
0.462% due 03/25/2046 •		5,582	5,038
0.582% due 09/25/2036 •		4,483	1,755
MAPS Ltd. 4.212% due 05/15/2043		4,672	4,583
MASTR Asset-Backed Securities Trust
0.582% due 03/25/2036 •		2,740	2,213
0.822% due 12/25/2034 •		8,850	8,727
0.852% due 10/25/2035 ^•		1,238	1,262
Merrill Lynch Mortgage Investors Trust
0.362% due 03/25/2037 •		8,092	7,621
0.552% due 02/25/2047 •		5,666	4,112
0.853% due 09/25/2035 •		978	975
3.838% due 02/25/2037 ^þ		10,935	1,974
METAL LLC 4.581% due 10/15/2042		8,179	7,389
Morgan Stanley ABS Capital, Inc. Trust
0.242% due 10/25/2036 •		1,068	631
0.252% due 11/25/2036 •		1,588	1,166
0.252% due 12/25/2036 •		771	513
0.252% due 02/25/2037 •		4,149	2,461
0.282% due 02/25/2037 •		12,004	5,232
0.302% due 02/25/2037 •		544	325
0.322% due 10/25/2036 •		1,167	698
0.332% due 02/25/2037 •		4,574	2,008
0.352% due 08/25/2036 •		6,452	4,066
0.722% due 12/25/2035 •		521	517
1.352% due 07/25/2037 •		2,100	2,099
Morgan Stanley Home Equity Loan Trust
0.202% due 04/25/2037 •		247	161
0.452% due 04/25/2037 •		1,178	791
1.047% due 05/25/2035 •		6	6
New Century Home Equity Loan Trust
0.262% due 08/25/2036 •		9,677	9,431
0.807% due 02/25/2036 •		6,100	5,769
NovaStar Mortgage Funding Trust
0.252% due 03/25/2037 •		1,181	576
0.312% due 01/25/2037 •		4,631	2,081
0.602% due 10/25/2036 •		1,175	979
Option One Mortgage Loan Trust 0.242% due 01/25/2037 •		4,390	3,140
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	2,100	2,395
Palmer Square Loan Funding Ltd. 0.971% due 07/20/2029 •		$31,500	31,477

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.837% due 08/25/2035 •		4,855	4,871
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •		590	586
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		11,293	6,506
Residential Asset Mortgage Products Trust 0.562% due 12/25/2035 •		8,355	7,768
RR Ltd. 1.474% due 01/15/2033 •		15,500	15,500
S-Jets Ltd. 3.967% due 08/15/2042		9,209	8,983
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		6,841	6,165
Securitized Asset-Backed Receivables LLC Trust 0.602% due 03/25/2036 •		1,344	1,077
Specialty Underwriting & Residential Finance Trust
0.372% due 04/25/2037 •		947	783
0.402% due 06/25/2037 •		544	399
3.661% due 02/25/2037 ^þ		1,624	822
Sprite Ltd. 4.250% due 12/15/2037		5,435	5,382
START Ireland 4.089% due 03/15/2044		2,533	2,522
Structured Asset Investment Loan Trust
0.253% due 09/25/2036 •		313	309
0.422% due 05/25/2036 •		118	117
Structured Asset Securities Corp. Mortgage Loan Trust 0.603% due 11/25/2037 •		8,000	7,709
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		2,136	2,094
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		1,541	1,548
2.750% due 06/25/2057 ~		6,270	6,380
Venture CLO Ltd. 1.262% due 04/20/2032 •		4,000	3,995
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	17,727
Vibrant CLO Ltd. 1.240% due 07/20/2032 •		3,100	3,101
Voya CLO Ltd. 1.124% due 10/15/2030 •		3,700	3,700

Total Asset-Backed Securities (Cost $591,502)			584,640

SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
1.000% due 07/09/2029		233	85
1.125% due 07/09/2046 þ		1,610	524
2.500% due 07/09/2041 þ		9,535	3,403
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,650	28
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	29,834
Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	48,199
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	13,673
Export-Import Bank of India
1.240% (US0003M + 1.020%) due 03/28/2022 ~(h)		10,600	10,610
3.250% due 01/15/2030		6,000	6,118
Italy Government International Bond 6.875% due 09/27/2023		8,500	9,337
Kuwait International Government Bond 3.500% due 03/20/2027		24,700	26,947
Mexico Government International Bond 3.771% due 05/24/2061		3,350	3,095
Peru Government International Bond
5.350% due 08/12/2040	PEN	17,300	3,715
5.400% due 08/12/2034		24,500	5,618
5.940% due 02/12/2029		74,243	19,092
6.350% due 08/12/2028		182,600	48,214
6.950% due 08/12/2031		24,300	6,550
8.200% due 08/12/2026		344,800	98,753
Province of Ontario 2.400% due 02/08/2022		$95	95
Qatar Government International Bond
3.750% due 04/16/2030		15,000	16,852
3.875% due 04/23/2023		19,100	19,872
4.400% due 04/16/2050		5,300	6,596
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	6,074
2.875% due 04/13/2042		2,300	2,351
Saudi Government International Bond
2.250% due 02/02/2033		$14,100	13,780
2.875% due 03/04/2023		4,200	4,305
4.000% due 04/17/2025		6,500	7,014

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Slovenia Government International Bond 5.250% due 02/18/2024		1,550	1,689
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	687,400	47,780
Ukraine Government International Bond 7.750% due 09/01/2022		$7,200	7,153

Total Sovereign Issues (Cost $515,720)			467,356

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)		441,790	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		7,056	3

			4

INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(h)		48,126	0

MATERIALS 0.0%
Petra Diamonds Ltd. (c)		1,042,150	1,044

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «		889,838	615

Total Common Stocks (Cost $14,176)			1,663

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		4,263	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		11,865	2

Total Warrants (Cost $591)			2

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		7,750	11,552

Total Convertible Preferred Securities (Cost $5,523)			11,552

PREFERRED SECURITIES 6.2%
BANKING & FINANCE 4.6%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)		30,000	3,195
American AgCredit Corp. 5.250% due 06/15/2026 •(f)		14,000,000	14,280
Banco Bilbao Vizcaya Argentaria S.A. 6.000% due 01/15/2026 •(f)		4,600,000	5,833
Bank of America Corp.
5.125% due 06/20/2024 •(f)		14,100,000	14,761
5.875% due 03/15/2028 •(f)		61,384,000	68,366
6.250% due 09/05/2024 •(f)		5,200,000	5,600
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)		8,000,000	7,273
CaixaBank S.A. 5.250% due 03/23/2026 •(f)(g)		4,600,000	5,557
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)		35,500,000	36,210
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)		44,000,000	44,495
5.000% due 12/01/2027 •(f)		7,950,000	8,257
5.375% due 06/01/2025 •(f)		16,400,000	17,917
Citigroup, Inc.
3.875% due 02/18/2026 •(f)		33,200,000	33,283
4.000% due 12/10/2025 •(f)		10,000,000	10,100
4.150% due 11/15/2026 •(f)		6,700,000	6,826
4.700% due 01/30/2025 •(f)		14,000,000	14,178
5.000% due 09/12/2024 •(f)		49,800,000	51,418
6.300% due 05/15/2024 •(f)		11,800,000	12,397
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(f)		16,000,000	16,040

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

5.650% due 10/06/2025 •(f)	18,950,000	20,774
CoBank ACB
4.250% due 01/01/2027 •(f)	7,900,000	8,098
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	106,000	11,342
6.250% (US0003M + 4.557%) due 10/01/2022 ~(f)	25,000	2,538
6.250% due 10/01/2026 •(f)	9,300,000	10,528
Discover Financial Services 6.125% due 06/23/2025 •(f)	17,000,000	18,759
Encina Private Credit LLC	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(f)	3,000,000	3,248
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(f)	9,000,000	8,933
JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 04/30/2022 ~(f)	19,409,000	19,506
3.650% due 06/01/2026 •(f)	30,000,000	30,000
4.000% due 04/01/2025 •(f)	52,600,000	52,896
4.600% due 02/01/2025 •(f)	10,000,000	10,275
4.625% due 06/01/2026 (f)	327,000	8,538
5.000% due 08/01/2024 •(f)	52,120,000	53,586
5.150% due 05/01/2023 •(f)	9,506,000	9,750
6.100% due 10/01/2024 •(f)	2,600,000	2,745
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,735
Morgan Stanley
5.300% due 12/15/2025 •(f)(j)	10,280,000	10,691
5.875% due 09/15/2026 •(f)	9,700,000	10,930
Nationwide Building Society 10.250% ~	156,400	40,513
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	7,900,000	7,795
SBL Holdings, Inc. 7.000% due 05/13/2025 •(f)	3,550,000	3,554
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)	14,969,500	23,519
SVB Financial Group 4.250% due 11/15/2026 •(f)	10,000,000	10,159
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	8,600,000	9,632
U.S. Bancorp 5.300% due 04/15/2027 •(f)	5,500,000	5,956
Wells Fargo & Co.
3.900% due 03/15/2026 •(f)	27,500,000	28,273
4.250% due 09/15/2026 (f)	678,800	16,916

		818,175

INDUSTRIALS 0.6%
Energy Transfer LP
6.500% due 11/15/2026 •(f)	12,500,000	12,750
6.750% due 05/15/2025 •(f)	16,500,000	16,562
7.600% (US0003M + 5.161%) due 05/15/2024 ~(f)	1,367,000	34,654
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(f)	33,400,000	33,233
Land O' Lakes, Inc. 7.000% due 09/18/2028 (f)	4,600,000	4,918

		102,117

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)	6,388,322	166,532
Dominion Energy, Inc. 4.650% due 12/15/2024 •(f)	5,100,000	5,329
Edison International 5.000% due 12/15/2026 •(f)	4,500,000	4,609
Sempra Energy 4.875% due 10/15/2025 •(f)	7,300,000	7,835

		184,305

Total Preferred Securities (Cost $1,067,986)		1,104,597

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Welltower, Inc.	74,398	6,381

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Real Estate Investment Trusts (Cost $4,200)		6,381

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%		5,684

SHORT-TERM NOTES 0.0%
Flourish Century 7.390% due 02/04/2022 ^(b)(h)	$4,500	1,237

U.S. TREASURY BILLS 0.0%
0.051% due 03/24/2022 (d)(e)(j)	2,152	2,152

Total Short-Term Instruments (Cost $12,268)		9,073

Total Investments in Securities (Cost $19,571,888)		20,035,115

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	18,077	176

Total Short-Term Instruments (Cost $175)		176

Total Investments in Affiliates (Cost $175)		176

Total Investments 111.9% (Cost $19,572,063)		$20,035,291
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $134,872)		(517)
Other Assets and Liabilities, net (11.9)%		(2,135,170)

Net Assets 100.0%		$17,899,604

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$172,791	$166,532	0.93%
Citigroup, Inc. 2.561% due 05/01/2032	04/27/2021	4,500	4,528	0.03
Deutsche Bank AG 0.898% due 05/28/2024	05/25/2021	9,500	9,421	0.05
Deutsche Bank AG 1.447% due 04/01/2025	03/30/2021	4,500	4,474	0.03
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	30,762	0.17
Deutsche Bank AG 3.035% due 05/28/2032	06/21/2021	9,474	9,430	0.05
Export-Import Bank of India 1.240% due 03/28/2022	12/19/2019	10,591	10,610	0.06
Flourish Century 7.390% due 02/04/2022	08/25/2021	4,432	1,237	0.01
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	13,625	12,891	0.07
Oracle Corp. 2.875% due 03/25/2031	03/22/2021	6,890	6,949	0.04
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 - 07/08/2021	18,087	17,345	0.10
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	7,931	0.04
Westmoreland Mining Holdings LLC	12/08/2014	1,406	0	0.00

$292,596	$282,110	1.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$5,684	U.S. Treasury Notes 1.250% due 03/31/2028	$(5,798)	$5,684	$5,684

Total Repurchase Agreements	$(5,798)	$5,684	$5,684

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(1.750)%	07/02/2021	TBD(2)	$(521)	$(520)
(1.750)	08/16/2021	TBD(2)	(6,093)	(6,075)
GRE	0.120	12/15/2021	01/05/2022	(4,064)	(4,064)
0.120	12/15/2021	01/10/2022	(2,032)	(2,032)
JML	(1.750)	12/02/2021	01/13/2022	(801)	(801)
(1.250)	12/09/2021	01/06/2022	(634)	(633)
(0.100)	10/28/2021	01/06/2022	(1,469)	(1,469)
(0.070)	11/08/2021	01/10/2022	(2,669)	(2,669)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOM	(0.250)	12/08/2021	TBD(2)	(2,007)	(2,006)

Total Reverse Repurchase Agreements	$(20,269)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BCY	0.000%	12/15/2021	01/05/2022	$(148,176)	$(148,176)
0.010	12/16/2021	01/06/2022	(250,513)	(250,515)
0.030	12/13/2021	01/10/2022	(31,110)	(31,110)
0.040	12/16/2021	01/14/2022	(47,826)	(47,827)
0.060	12/16/2021	01/06/2022	(63,714)	(63,716)
0.090	12/10/2021	01/12/2022	(24,860)	(24,861)
0.090	12/13/2021	01/12/2022	(1,563)	(1,563)
0.090	12/27/2021	01/12/2022	(932)	(932)
0.090	12/31/2021	01/12/2022	(1,929)	(1,929)
GSC	(0.150)	12/31/2021	01/03/2022	(74,622)	(74,622)
0.100	12/31/2021	01/03/2022	(192,830)	(192,831)
0.110	12/10/2021	01/07/2022	(62,993)	(62,998)
0.110	12/16/2021	01/07/2022	(39,947)	(39,949)
MSC	0.130	12/13/2021	01/05/2022	(1,456)	(1,457)
0.130	12/17/2021	01/04/2022	(8,519)	(8,519)
0.130	12/22/2021	01/05/2022	(4,168)	(4,169)
0.150	12/22/2021	01/03/2022	(3,790)	(3,790)
NOM	0.000	12/16/2021	01/03/2022	(65,044)	(65,044)
0.050	12/16/2021	01/03/2022	(222,976)	(222,982)
TDL	0.110	12/20/2021	01/07/2022	(641)	(641)
UBS	0.070	10/21/2021	01/14/2022	(607,193)	(607,280)
0.070	10/26/2021	01/14/2022	(2,058)	(2,059)
0.070	11/03/2021	01/14/2022	(15,219)	(15,220)
0.070	11/12/2021	01/14/2022	(1,688)	(1,688)
0.070	11/18/2021	01/14/2022	(247)	(247)
0.070	11/19/2021	01/14/2022	(199)	(199)
0.070	12/08/2021	01/14/2022	(3,207)	(3,207)
0.070	12/10/2021	01/14/2022	(4,759)	(4,759)
0.070	12/20/2021	01/14/2022	(8,722)	(8,722)
0.070	12/22/2021	01/14/2022	(8,842)	(8,842)
0.070	12/28/2021	01/14/2022	(5,455)	(5,455)
0.080	11/23/2021	02/16/2022	(85,653)	(85,661)
0.080	12/01/2021	02/16/2022	(402)	(402)
0.090	12/10/2021	02/25/2022	(254)	(254)
0.090	12/15/2021	02/25/2022	(27,940)	(27,941)
0.090	12/17/2021	03/11/2022	(791,664)	(791,698)
0.090	12/20/2021	02/25/2022	(14,494)	(14,494)
0.090	12/22/2021	02/25/2022	(4,295)	(4,295)
0.090	12/22/2021	03/11/2022	(21,473)	(21,474)
0.090	12/28/2021	02/25/2022	(5,121)	(5,121)

Total Sale-Buyback Transactions	$(2,856,649)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$92,000	$(91,579)	$(91,519)

Total Short Sales (0.5)%	$(91,579)	$(91,519)

(j)	Securities with an aggregate market value of $2,882,731 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(2,065,785) at a weighted average interest rate of 0.022%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(169) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2022	1,290	$145,444	$2,782	$255	$0

Total Futures Contracts	$2,782	$255	$0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Exelon Corp.	(1.000)	Quarterly	06/20/2025	0.198		4,400	(154)	30	(124)	0	0
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	0.363		10,100	(116)	17	(99)	7	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.537		$17,700	(81)	(128)	(209)	6	0

							$(351)	$(81)	$(432)	$13	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.679%		$6,100	$1,207	$(169)	$1,038	$4	$0

AES Corp.	5.000	Quarterly	06/20/2026	0.796		2,100	430	(42)	388	1	0
Airbus Group Finance BV	1.000	Quarterly	12/20/2025	0.471	EUR	2,800	64	5	69	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.577%		$3,900	$83	$(2)	$81	$0	$0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	0.684		$11,700	(326)	348	22	2	0
AT&T, Inc.	1.000	Quarterly	03/20/2022	0.244		7,000	15	(1)	14	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.471		4,300	71	(2)	69	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618		40,700	686	8	694	0	(14)
Atlantia SPA	1.000	Quarterly	12/20/2025	0.859	EUR	5,800	(262)	302	40	4	0
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.277		$24,600	178	6	184	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.065		36,650	499	(322)	177	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.082		22,400	395	(185)	210	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.101		19,400	413	(147)	266	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.118		10,000	264	(63)	201	1	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.388		2,000	6	1	7	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469		18,400	(1)	104	103	2	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593		25,900	96	69	165	0	(4)
Boeing Co.	1.000	Quarterly	12/20/2023	0.655		5,800	38	4	42	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035		800	(5)	4	(1)	0	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.392	EUR	10,800	256	49	305	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.604		16,400	309	(80)	229	18	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.884		700	9	(5)	4	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.405		1,000	(11)	(15)	(26)	0	(1)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.504		15,500	(48)	(502)	(550)	0	(16)
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.013		2,800	(12)	11	(1)	0	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	1.727		8,500	534	(248)	286	3	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	2.446		400	27	(11)	16	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.184		7,600	85	(53)	32	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.461		7,400	64	57	121	0	(1)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.728		2,200	18	12	30	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.659		6,600	246	(98)	148	2	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	0.898		3,200	254	(55)	199	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.949		2,000	181	(19)	162	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.565		1,100	60	(35)	25	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.881		2,400	231	(33)	198	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	1.117		7,400	854	(4)	850	6	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299		9,100	109	21	130	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.360		7,200	77	40	117	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	0.400		23,900	190	243	433	4	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614		8,500	58	89	147	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675		900	10	4	14	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975		10,700	2,124	(47)	2,077	15	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.266		6,100	62	(38)	24	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.986		6,900	(53)	60	7	0	(5)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.191		4,200	561	(153)	408	2	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.076		4,800	(49)	34	(15)	0	(1)
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.257		56,900	425	12	437	4	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.823		2,900	598	(10)	588	5	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.112		2,800	31	(24)	7	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.119		22,400	295	(193)	102	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.140		2,500	42	(20)	22	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.208		2,800	61	(16)	45	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.302		5,500	138	(22)	116	1	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.270		5,000	54	(35)	19	0	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.385		2,200	60	7	67	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.352		9,800	223	60	283	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.310		19,500	487	(81)	406	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	EUR	34,500	(1,657)	1,550	(107)	20	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.214		29,700	(1,794)	1,593	(201)	54	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.481		4,400	(419)	327	(92)	7	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.612		11,000	(1,113)	784	(329)	9	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.168		$5,900	97	(47)	50	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.164		6,900	59	(29)	30	1	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.952		1,500	(5)	9	4	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	EUR	4,100	959	(47)	912	8	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.947		7,000	85	(55)	30	0	(5)
Tesco PLC	1.000	Quarterly	12/20/2024	0.386		$13,800	304	(7)	297	2	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.827		12,700	30	125	155	0	(11)
Tesco PLC	1.000	Quarterly	06/20/2028	0.889		9,800	21	63	84	0	(2)
Valeo SA	1.000	Quarterly	06/20/2026	1.221		2,600	(46)	18	(28)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.271		$1,800	28	(14)	14	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.539		2,500	57	(6)	51	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582		6,200	149	(22)	127	1	0
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.234	EUR	11,200	248	(97)	151	0	(2)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.329		$3,600	96	(25)	71	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.867		8,900	61	29	90	0	(5)

							$8,364	$3,138	$11,502	$191	$(76)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%	Quarterly		06/20/2024		$1,128	$2	$(7)	$(5)	$0	$0
CDX.HY-34 5-Year Index	5.000	Quarterly		06/20/2025		276	26	(3)	23	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly		06/20/2026		152,800	3,727	64	3,791	62	0
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		4,100	380	5	385	7	0
CDX.IG-35 5-Year Index	1.000	Quarterly		12/20/2025		52,700	1,251	29	1,280	19	0
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		3,530,600	83,496	4,124	87,620	1,531	0
CDX.IG-37 10-Year Index	1.000	Quarterly		12/20/2031		100,100	871	147	1,018	71	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	583,900	18,823	(1,361)	17,462	325	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		103,900	3,195	(97)	3,098	66	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		590,600	17,303	476	17,779	426	0

							$129,074	$3,377	$132,451	$2,507	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	16,000	$464	$(906)	$(442)	$27	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		44,200	(263)	(1,408)	(1,671)	144	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		152,800	253	3,930	4,183	0	(1,098)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		41,100	1	1,208	1,209	0	(1,051)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	8,818,800	0	(9)	(9)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		4,724,400	(1,028)	389	(639)	36	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,449)	450	(999)	39	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	3,546,400	(357)	(23,673)	(24,030)	0	(49)
Pay	1-Year BRL-CDI	7.900	Maturity	01/02/2024		507,400	(12)	(3,633)	(3,645)	0	(23)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	CAD	77,800	574	(327)	247	4	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		127,600	9	99	108	36	0
Pay(6)	3-Month CAD-Bank Bill	2.070	Semi-Annual	11/22/2023		78,800	0	102	102	22	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		30,200	462	(790)	(328)	20	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		43,100	2,204	(2,148)	56	52	0
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	2,750,500	343	(6,419)	(6,076)	214	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		66,700	1	(179)	(178)	5	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		172,100	0	(445)	(445)	13	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		423,700	13	(1,121)	(1,108)	33	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		226,600	9	(277)	(268)	22	0
Pay	3-Month ZAR-JIBAR	5.723	Quarterly	06/08/2026		192,000	0	(207)	(207)	19	0
Pay	6-Month CLP-CHILIBOR	2.410	Semi-Annual	01/31/2025	CLP	803,900	42	(118)	(76)	2	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	144,100	(1,468)	2,996	1,528	137	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		10,300	(428)	386	(42)	9	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	8,818,800	0	(25)	(25)	0	(1)
Pay	28-Day MXN-TIIE	5.125	Lunar	03/24/2023	2,569,900	0	(2,933)	(2,933)	0	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023	725,800	0	(912)	(912)	0	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026	3,107,000	111	(11,209)	(11,098)	0	(13)
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026	1,231,780	(73)	(3,298)	(3,371)	0	(3)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	2,980	(7,098)	(4,118)	416	0

$2,388	$(57,575)	$(55,187)	$1,250	$(2,239)

Total Swap Agreements	$140,682	$(51,310)	$89,372	$3,965	$(2,315)

(l)

Securities with an aggregate market value of $299,945 and cash of $19,058 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	CAD	74,035	$59,118	$594	$0
02/2022	$2,641	CAD	3,366	19	0
02/2022	15,380	CHF	14,225	249	0
02/2022	4,936	INR	375,232	81	0
02/2022	1,522	MXN	31,743	16	0
02/2022	7,894	PLN	30,245	0	(411)
03/2022	MXN	1,044,196	$49,656	0	(683)
03/2022	PEN	30,109	7,268	0	(241)
03/2022	SGD	21	15	0	0
03/2022	$12,832	MXN	266,477	14	0
07/2022	PEN	177,346	$44,012	180	0
11/2022	ZAR	30,716	1,934	85	0
BPS	01/2022	RUB	5,696	77	1	0
01/2022	$3,674	EUR	3,246	22	0
01/2022	3,591	GBP	2,704	69	0
01/2022	4,279	IDR	62,002,351	77	0
01/2022	2,131	RUB	156,122	0	(55)
02/2022	1,320	CAD	1,691	17	0
02/2022	8,727	INR	660,050	98	0
02/2022	2,095	ZAR	33,511	0	(5)
04/2022	DKK	81,555	$12,681	188	(16)
05/2022	ZAR	60,308	3,814	99	0
08/2022	245,242	15,360	428	0
11/2022	95,508	5,950	198	0
BRC	01/2022	$512	TRY	7,173	27	0
11/2022	ZAR	40,871	$2,546	85	0
CBK	01/2022	PEN	10,185	2,569	19	0
01/2022	RUB	1,476,994	19,859	210	0
02/2022	PEN	190,733	46,806	0	(905)
02/2022	$6,072	PLN	23,222	0	(327)
02/2022	ZAR	30,996	$2,039	106	0
03/2022	PEN	338,299	81,779	0	(2,647)
03/2022	RUB	396,014	5,256	37	0
04/2022	DKK	26,265	4,078	50	0
04/2022	$16,762	MXN	363,744	669	0
05/2022	PEN	40,031	$10,399	445	0
DUB	01/2022	CNH	2,009	314	0	(2)
02/2022	RUB	404,591	5,405	39	0
02/2022	$8,242	INR	625,763	125	0
02/2022	18,396	PLN	74,702	85	0
02/2022	1,313	RUB	96,564	0	(33)
GLM	01/2022	4,645	EUR	4,091	13	0
01/2022	2,731	GBP	2,026	11	0
01/2022	15,837	RUB	1,152,400	0	(506)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

02/2022	CHF	9,765	$10,653	0	(76)
02/2022	COP	2,837,934	720	25	0
02/2022	RUB	3,025	40	0	0
02/2022	$10,369	CHF	9,542	115	0
02/2022	28,847	CLP	24,049,701	0	(731)
02/2022	847	MXN	18,233	37	0
02/2022	2,141	RUB	158,607	0	(37)
02/2022	ZAR	36,168	$2,313	57	0
03/2022	$956	RUB	72,239	0	(4)
08/2022	704	COP	2,837,934	0	(26)
11/2022	ZAR	37,660	$2,346	78	0
HUS	01/2022	CNH	911	142	0	(2)
01/2022	GBP	4,118	5,489	0	(85)
01/2022	$2,767	EUR	2,440	11	0
01/2022	5,089	GBP	3,803	59	0
01/2022	9,777	IDR	141,918,581	193	0
02/2022	20,125	COP	76,459,434	0	(1,386)
02/2022	3,210	RUB	232,663	0	(124)
02/2022	ZAR	67,164	$4,620	436	0
03/2022	SGD	67	49	0	(1)
03/2022	$2,339	RUB	176,113	0	(18)
04/2022	DKK	44,520	$6,946	118	0
JPM	01/2022	AUD	529	381	0	(4)
01/2022	CNH	1,280	200	0	(1)
01/2022	$361	CNY	2,326	4	0
01/2022	831	IDR	11,984,536	10	0
02/2022	1,453	CAD	1,860	17	0
02/2022	19,959	INR	1,511,412	249	0
03/2022	HKD	2,747	$353	0	0
03/2022	KRW	267,878	227	2	0
03/2022	SGD	86	63	0	(1)
04/2022	DKK	23,750	3,647	6	(2)
MYI	01/2022	AUD	31,042	22,409	0	(176)
01/2022	BRL	414,895	72,661	0	(1,826)
01/2022	$73,326	BRL	414,895	1,162	0
01/2022	2,249	IDR	32,649,138	45	0
02/2022	CAD	2,794	$2,204	0	(5)
02/2022	$72,173	BRL	414,895	1,808	0
02/2022	15,647	CHF	14,359	130	0
02/2022	211	ZAR	3,310	0	(5)
RBC	02/2022	1,418	MXN	29,335	3	0
SCX	01/2022	AUD	1,670	$1,190	0	(24)
01/2022	CNH	501	78	0	(1)
01/2022	EUR	266,203	300,081	0	(2,991)
01/2022	GBP	168,342	222,908	0	(4,951)
01/2022	JPY	219,665	1,936	26	0
01/2022	$270	CNY	1,731	2	0
01/2022	2,197	EUR	1,941	13	0
02/2022	EUR	255,492	$290,711	0	(335)
02/2022	GBP	168,342	227,996	150	0
02/2022	JPY	219,690	1,908	0	(2)
02/2022	PEN	7,490	1,847	0	(26)
03/2022	12,786	3,117	0	(77)
12/2022	26,092	6,232	0	(143)
TOR	01/2022	AUD	4,996	3,577	0	(59)
01/2022	MXN	100,017	4,850	0	(21)
03/2022	$20,076	MXN	425,383	431	0
UAG	01/2022	3,504	RUB	254,384	0	(120)
02/2022	CLP	24,049,701	$28,315	199	0
03/2022	$28,217	CLP	24,049,701	0	(234)
03/2022	2,908	RUB	219,883	0	(10)
11/2022	ZAR	71,912	$4,583	252	0

Total Forward Foreign Currency Contracts	$9,994	$(19,335)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	39,720	$4,524	$8,076
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	26,290	2,903	5,345

Total Purchased Options	$7,427	$13,421

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	33,000	$(152)	$(10)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	45,600	(62)	(32)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	62,200	(72)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	155,400	(199)	(95)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	75,400	(415)	(22)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	29,600	(169)	(9)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	17,200	(133)	(18)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	16,900	(109)	(15)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	24,400	(114)	(48)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	29,800	(41)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	62,500	(60)	(29)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	93,200	(122)	(32)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	36,300	(44)	(11)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	20,100	(111)	(6)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	14,300	(70)	(4)
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	26,300	(121)	(8)
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	13,100	(52)	(12)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	29,800	(33)	(10)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	11,300	(49)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	44,600	(45)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	96,300	(101)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	25,100	(28)	(8)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	25,000	(28)	(6)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	75,600	(83)	(53)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	29,500	(45)	(18)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	15,800	(86)	(5)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	101,000	(142)	(34)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	89,200	(114)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	47,700	(75)	(34)

$(2,875)	$(533)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)%	03/15/2023	119,170	$(4,422)	$(9,550)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	11,400	(106)	(156)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	11,400	(106)	(55)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.305	01/14/2022	24,900	(62)	(17)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.605	01/14/2022	24,900	(62)	(38)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.525	01/07/2022	18,800	(199)	(8)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.825	01/07/2022	18,800	(199)	(62)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	01/31/2022	32,000	(445)	(97)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	01/31/2022	32,000	(445)	(226)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	78,870	(2,853)	(6,321)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.533	01/14/2022	11,100	(94)	(23)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.833	01/14/2022	11,100	(94)	(71)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	14,400	(52)	(57)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	14,400	(52)	(42)

$(9,191)	$(16,723)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	$100.297	03/07/2022	12,400	$(33)	$(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	8,800	(42)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	8,800	(27)	(7)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	6,400	(17)	(15)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			98.969	02/07/2022		5,000	(22)		(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.969	02/07/2022		5,000	(13)		(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			102.328	01/06/2022		5,000	(17)		(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			103.328	01/06/2022		5,000	(10)		0
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052			100.273	03/07/2022		17,200	(46)		(42)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052			100.375	03/07/2022		8,000	(16)		(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			100.766	01/06/2022		5,500	(9)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			100.813	01/06/2022		5,200	(10)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.328	02/07/2022		6,400	(17)		(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			101.000	01/06/2022		6,000	(19)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			103.000	01/06/2022		6,000	(11)		0

								$(309)		$(160)

Total Written Options								$(12,375)		$(17,416)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	1.886%	$7,300	$(288)	$16	$0	$(272)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.298	10,000	(209)	386	177	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	10,600	(295)	413	118	0
BPS	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.463	8,900	121	24	145	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	5,500	(66)	55	0	(11)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	23,650	(467)	790	323	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	1,900	(115)	117	2	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	6,600	(379)	331	0	(48)
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.463	6,700	83	26	109	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.875	8,800	(264)	(189)	0	(453)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.251	500	(7)	13	6	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.298	9,800	(214)	388	174	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	36,900	(896)	1,308	412	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.304	6,000	130	36	166	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.534	11,600	(87)	251	164	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	4,300	71	15	86	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.320	1,000	(38)	29	0	(9)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.295	3,500	52	23	75	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	4,900	(85)	32	0	(53)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886	7,300	(289)	17	0	(272)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	1,100	(11)	3	0	(8)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446	3,100	12	(51)	0	(39)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	8,200	(200)	292	92	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.366	4,200	(4)	97	93	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.387	5,500	(49)	167	118	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	4,100	(100)	146	46	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.387	33,500	(375)	1,094	719	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246	400	(13)	11	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	4,800	(75)	23	0	(52)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.251	1,200	(16)	30	14	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.292	4,200	(39)	85	46	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	3,600	(69)	118	49	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	7,000	(58)	168	110	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	1.154	6,000	(642)	631	0	(11)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	12,200	(767)	779	12	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.366	4,200	(5)	98	93	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	5,800	99	18	117	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.320	9,600	(386)	300	0	(86)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	1.244	1,400	(79)	78	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.038	700	(24)	24	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246	6,500	(190)	153	0	(37)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.251	700	(9)	17	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	17,900	(285)	530	245	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422	6,650	(89)	187	98	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	3,700	(225)	229	4	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	5,000	(287)	251	0	(36)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	45,050	(819)	1,435	616	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812	3,800	(30)	63	33	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.196	11,300	155	74	229	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.221	5,800	80	56	136	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	10,000	(627)	637	10	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	1.704	2,300	(141)	110	0	(31)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.366	5,600	(1)	126	125	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.121	13,400	166	(45)	121	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.883	6,000	0	26	26	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.251	11,800	230	37	267	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	5,800	(51)	142	91	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.686	600	(8)	16	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	42,500	83	111	194	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.458	6,600	(320)	445	125	0
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.618	1,550	(103)	106	3	0

							$(8,514)	$12,898	$5,805	$(1,421)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%		5.000%	Quarterly	12/20/2023	$3,800	$443	$(102)	$341	$0
CBK	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	5,600	580	(78)	502	0
GST	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	4,000	555	(357)	198	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	16,300	1,935	(474)	1,461	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,200	(36)	46	10	0
JPM	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	1,200	191	(132)	59	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	29,700	3,654	(991)	2,663	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	5,000	594	(146)	448	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	4,200	(124)	159	35	0
	Post Holdings, Inc. «		1.900	Quarterly	12/20/2025	10,000	0	132	132	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	2,800	(80)	103	23	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	6,600	(8)	49	41	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,800	(52)	67	15	0

							$7,652	$(1,724)	$5,928	$0

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$602	$602	$0

Total Swap Agreements							$(862)	$11,776	$12,335	$(1,421)

(n)

Securities with an aggregate market value of $10,300 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$476,997	$83,961	$560,958
Corporate Bonds & Notes
Banking & Finance	0	5,525,937	7,931	5,533,868
Industrials	0	5,511,642	2,989	5,514,631
Utilities	0	1,566,563	0	1,566,563
Municipal Bonds & Notes
Florida	0	7,887	0	7,887
U.S. Government Agencies	0	117,417	2,048	119,465
U.S. Treasury Obligations	0	4,276,348	0	4,276,348
Non-Agency Mortgage-Backed Securities	0	270,131	0	270,131
Asset-Backed Securities	0	584,640	0	584,640
Sovereign Issues	0	467,356	0	467,356
Common Stocks
Consumer Discretionary	4	0	0	4
Materials	1,044	0	0	1,044
Real Estate	0	0	615	615
Warrants
Utilities	2	0	0	2
Convertible Preferred Securities
Banking & Finance	11,552	0	0	11,552
Preferred Securities
Banking & Finance	25,454	792,721	0	818,175
Industrials	34,654	67,463	0	102,117
Utilities	0	17,773	166,532	184,305
Real Estate Investment Trusts
Real Estate	6,381	0	0	6,381
Short-Term Instruments
Repurchase Agreements	0	5,684	0	5,684
Short-Term Notes	0	1,237	0	1,237
U.S. Treasury Bills	0	2,152	0	2,152

$79,091	$19,691,948	$264,076	$20,035,115
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176	$0	$0	$176

Total Investments	$79,267	$19,691,948	$264,076	$20,035,291

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(91,519)	$0	$(91,519)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	255	3,965	0	4,220
Over the counter	0	35,618	132	35,750

$255	$39,583	$132	$39,970
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,315)	0	(2,315)
Over the counter	0	(38,172)	0	(38,172)

$0	$(40,487)	$0	$(40,487)

Total Financial Derivative Instruments	$255	$(904)	$132	$(517)

Totals	$79,522	$19,599,525	$264,208	$19,943,255

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021(2)

Investments in Securities, at Value
Loan Participations and Assignments	$59,225	$54,918	$(16,908)	$(66)	$1	$(1,331)	$0	$(11,878)	$83,961	$240
Corporate Bonds & Notes

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Banking & Finance	7,291	0	0	0	0	640	0	0	7,931	641
Industrials	3,176	0	(166)	0	0	(21)	0	0	2,989	(3)
U.S. Government Agencies	2,078	0	(39)	6	14	(11)	0	0	2,048	(12)
Common Stocks
Financials	3,951	0	(4,198)	0	0	247	0	0	0	0
Industrials	265	0	0	0	0	(265)	0	0	0	(265)
Real Estate	0	1,564	0	0	0	(949)	0	0	615	(949)
Warrants
Financials	0	560	0	0	0	(560)	0	0	0	0
Preferred Securities
Utilities	170,313	2,616	(1,308)	0	0	(5,089)	0	0	166,532	(5,089)

	$246,299	$59,658	$(22,619)	$(60)	$15	$(7,339)	$0	$(11,878)	$264,076	$(5,437)
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$132	$0	$0	$132	$132

Totals	$246,299	$59,658	$(22,619)	$(60)	$15	$(7,207)	$0	$(11,878)	$264,208	$(5,305)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$29,596	Proxy Pricing			Base Price			99.500	—
		23,748	Third Party Vendor			Broker Quote			99.875	—
		30,617	Waterfall Recoverability			Recovery Value			100.000	—
Corporate Bonds & Notes
Banking & Finance		7,931	Discounted Cash Flow			Discount Rate			4.560	—
Industrials		2,989	Other Valuation Techniques(3)			—			—	—
Real Estate		615	Discounted Cash Flow			Recovery Value			$0.692	—
U.S. Government Agencies		2,048	Proxy Pricing			Base Price			61.180	—
Preferred Securities
Utilities		166,532	Current Value Model			Purchase Price			$27.048	—
Financial Derivative Instruments - Assets
Over the counter		132	Indicative Market Quotation			Broker Quote			$1.319	—

Total		$264,208

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long Duration Total Return Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
AHP Health Partners, Inc. 4.000% (LIBOR03M + 3.500%) due 08/04/2028 ~	$1,397	$1,401
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~	1,800	1,801
AllSpring Buyer LLC 3.750% due 11/01/2028	3,637	3,648
At Home Group, Inc. 4.750% (LIBOR03M + 4.250%) due 07/24/2028 ~	600	601
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	3,970	3,980
Castlelake LP 3.250% due 10/22/2026	3,792	3,782
Catalent Pharma Solutions, Inc. 2.500% (LIBOR03M + 2.000%) due 02/22/2028 ~	798	800
Churchill Downs, Inc. 2.110% (LIBOR03M + 2.000%) due 03/17/2028 ~	1,191	1,187
Conair Holdings LLC 3.970% (LIBOR03M + 3.750%) due 05/17/2028 ~	1,097	1,099
DT Midstream, Inc. 2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~	2,189	2,196
Elanco Animal Health, Inc. 1.852% (LIBOR03M + 1.750%) due 08/01/2027 ~	1,252	1,238
Hertz Corp. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~	3,093	3,101
Hilton Grand Vacations Borrower LLC 3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~	2,294	2,301
HUB International Ltd. 4.000% (LIBOR03M + 3.250%) due 04/25/2025 ~	2,100	2,102
ICON Luxembourg SARL 2.750% (LIBOR03M + 2.250%) due 07/03/2028 ~	2,902	2,906
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	2,267	2,270
Jazz Financing Lux SARL 4.000% (LIBOR03M + 3.500%) due 05/05/2028 ~	2,985	3,001
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~	2,507	2,513
Polaris Newco LLC 4.500% (LIBOR03M + 4.000%) due 06/02/2028 ~	3,890	3,894
RE/MAX International, Inc. 3.000% (LIBOR03M + 2.500%) due 07/21/2028 ~	1,194	1,190
RPI Intermediate Finance Trust 1.854% (LIBOR03M + 1.750%) due 02/11/2027 ~	5	5
Setanta Aircraft Leasing DAC 2.140% (LIBOR03M + 2.000%) due 11/05/2028 ~	7,000	7,008
Standard Industries, Inc. 3.000% (LIBOR03M + 2.500%) due 09/22/2028 ~	3,201	3,206
Trans Union LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2028 ~	1,500	1,498

Total Loan Participations and Assignments (Cost $56,364)		56,728

CORPORATE BONDS & NOTES 52.9%
BANKING & FINANCE 19.7%
ABN AMRO Bank NV 2.470% due 12/13/2029 •	8,600	8,607
AerCap Ireland Capital DAC
3.300% due 01/30/2032	1,000	1,020
3.875% due 01/23/2028 (i)	2,000	2,122
4.450% due 04/03/2026	600	653
Aflac, Inc. 6.450% due 08/15/2040	27	39
AIA Group Ltd. 3.900% due 04/06/2028	7,700	8,512
AIB Group PLC 4.263% due 04/10/2025 •	6,200	6,532
Aircastle Ltd.
2.850% due 01/26/2028	3,200	3,221
4.250% due 06/15/2026	800	858
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	500	478
3.375% due 08/15/2031	1,600	1,725

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Alleghany Corp. 4.900% due 09/15/2044		2,500	3,164
Ally Financial, Inc. 8.000% due 11/01/2031		10,180	14,374
American Assets Trust LP 3.375% due 02/01/2031		6,500	6,644
American Financial Group, Inc.
3.500% due 08/15/2026		2,100	2,249
4.500% due 06/15/2047		7,400	8,808
American Homes 4 Rent LP
2.375% due 07/15/2031		360	353
4.250% due 02/15/2028		500	554
4.900% due 02/15/2029		4,100	4,743
American International Group, Inc. 4.750% due 04/01/2048		6,100	7,789
American Tower Corp.
1.875% due 10/15/2030		1,340	1,268
2.100% due 06/15/2030		1,550	1,494
2.900% due 01/15/2030		300	308
2.950% due 01/15/2051		2,800	2,660
AmWINS Group, Inc. 4.875% due 06/30/2029		800	809
Antares Holdings LP 2.750% due 01/15/2027		1,800	1,765
Aon Corp. 2.600% due 12/02/2031		700	713
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,900	5,257
Asian Development Bank 5.820% due 06/16/2028		500	637
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		3,000	3,101
Aviation Capital Group LLC 4.125% due 08/01/2025		1,200	1,267
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		279	271
2.875% due 02/15/2025		500	511
3.250% due 02/15/2027		100	101
3.950% due 07/01/2024		400	419
4.250% due 04/15/2026		2,600	2,758
Banco Bradesco S.A.
2.850% due 01/27/2023		2,700	2,731
3.200% due 01/27/2025		2,400	2,434
Banco BTG Pactual S.A. 4.500% due 01/10/2025		3,800	3,838
Banco de Chile 2.990% due 12/09/2031		2,000	1,975
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,000	245
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$11,800	11,982
Bank Hapoalim BM 3.255% due 01/21/2032 •(f)		4,200	4,179
Bank of America Corp.
1.197% due 10/24/2026 •		5,460	5,354
2.087% due 06/14/2029 •		9,720	9,659
2.299% due 07/21/2032 •		7,350	7,234
2.651% due 03/11/2032 •		2,470	2,504
2.687% due 04/22/2032 •		6,900	7,010
3.311% due 04/22/2042 •		4,000	4,212
Bank of Ireland Group PLC 4.500% due 11/25/2023		7,600	8,050
Barclays PLC
2.894% due 11/24/2032 •		4,700	4,737
3.250% due 02/12/2027	GBP	200	286
4.375% due 01/12/2026		$500	547
4.836% due 05/09/2028		500	551
4.972% due 05/16/2029 •		700	799
5.088% due 06/20/2030 •		800	908
5.200% due 05/12/2026		400	447
6.125% due 12/15/2025 •(e)(f)		2,500	2,708
7.125% due 06/15/2025 •(e)(f)	GBP	200	299
Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028		$2,300	2,236
2.000% due 01/30/2032		2,300	2,217
2.850% due 08/05/2051		2,800	2,732
Blackstone Secured Lending Fund 2.850% due 09/30/2028		1,200	1,171
Block Financial LLC
2.500% due 07/15/2028		400	401
3.875% due 08/15/2030		2,770	2,967
Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	7,053
4.125% due 10/07/2051		4,810	4,841
BNP Paribas S.A.
1.323% due 01/13/2027 •		1,300	1,266

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.159% due 09/15/2029 •		1,600	1,570
4.625% due 02/25/2031 •(e)(f)		1,100	1,106
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,613
3.500% due 01/31/2023		600	612
3.500% due 10/10/2024		300	314
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~		2,900	2,902
Brookfield Finance LLC 3.450% due 04/15/2050		50	52
Brookfield Finance UK PLC 2.340% due 01/30/2032		5,190	5,068
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	6,411
4.700% due 09/20/2047		5,600	6,894
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	8,172
CI Financial Corp.
3.200% due 12/17/2030		10	10
4.100% due 06/15/2051		7,500	8,147
Citigroup, Inc. 2.520% due 11/03/2032 •		4,900	4,900
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		300	326
Community Preservation Corp. 2.867% due 02/01/2030		1,980	2,048
Corporate Office Properties LP
2.000% due 01/15/2029		800	770
2.750% due 04/15/2031		700	697
2.900% due 12/01/2033		400	392
Credit Suisse Group AG
1.305% due 02/02/2027 •		3,700	3,579
2.593% due 09/11/2025 •		2,400	2,452
3.091% due 05/14/2032 •		7,500	7,640
CTR Partnership LP 3.875% due 06/30/2028		700	715
CubeSmart LP
2.000% due 02/15/2031		3,700	3,570
2.250% due 12/15/2028		600	601
2.500% due 02/15/2032		1,100	1,096
CyrusOne LP 3.450% due 11/15/2029		400	434
Danske Bank A/S 4.375% due 06/12/2028		7,400	8,251
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	118
2.129% due 11/24/2026 •(g)		$3,300	3,296
3.035% due 05/28/2032 •(g)		4,050	4,085
3.547% due 09/18/2031 •		3,050	3,214
3.729% due 01/14/2032 •(g)		1,100	1,126
3.961% due 11/26/2025 •		5,900	6,234
5.882% due 07/08/2031 •		2,200	2,582
DNB Bank ASA 1.605% due 03/30/2028 •		5,000	4,882
Duke Realty LP 3.050% due 03/01/2050		50	49
E*TRADE Financial Corp. 4.500% due 06/20/2028		2,000	2,254
EPR Properties 3.750% due 08/15/2029		600	606
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,942
Equitable Holdings, Inc. 5.000% due 04/20/2048		6,800	8,513
Essex Portfolio LP
4.000% due 03/01/2029		1,400	1,550
4.500% due 03/15/2048		200	245
Extra Space Storage LP 2.350% due 03/15/2032		400	389
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		50	56
Farmers Insurance Exchange 4.747% due 11/01/2057 •		4,400	5,092
First American Financial Corp.
2.400% due 08/15/2031		2,280	2,233
4.000% due 05/15/2030		2,100	2,303
4.300% due 02/01/2023		4,500	4,639
FMR LLC
4.950% due 02/01/2033		1,400	1,715
5.150% due 02/01/2043		11,300	14,740
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		600	602
3.375% due 11/13/2025		2,700	2,809
FS KKR Capital Corp.
1.650% due 10/12/2024		2,400	2,356
3.125% due 10/12/2028		1,800	1,792

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

GA Global Funding Trust 1.950% due 09/15/2028		1,400	1,362
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,500	1,486
GLP Capital LP
3.250% due 01/15/2032		100	101
3.350% due 09/01/2024		500	518
4.000% due 01/15/2030		1,400	1,483
5.250% due 06/01/2025		3,700	4,057
5.300% due 01/15/2029		3,100	3,523
Goldman Sachs Group, Inc.
1.992% due 01/27/2032 •		4,300	4,127
2.615% due 04/22/2032 •		6,000	6,049
2.650% due 10/21/2032 •		9,000	9,065
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		7,400	8,602
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		7,700	8,321
Great-West Lifeco Finance LP 4.581% due 05/17/2048		1,900	2,467
Guardian Life Global Funding 1.625% due 09/16/2028		5,500	5,331
Guardian Life Insurance Co. of America 3.700% due 01/22/2070		650	715
HAT Holdings LLC 3.375% due 06/15/2026		5,450	5,512
High Street Funding Trust 4.682% due 02/15/2048		500	617
Highwoods Realty LP 2.600% due 02/01/2031		700	694
Host Hotels & Resorts LP 4.000% due 06/15/2025		100	106
Howard Hughes Corp. 4.125% due 02/01/2029		400	406
HSBC Holdings PLC
1.589% due 05/24/2027 •		2,300	2,251
1.750% due 07/24/2027 •	GBP	5,600	7,484
2.871% due 11/22/2032 •		$4,400	4,441
4.000% due 03/09/2026 •(e)(f)		1,000	996
4.583% due 06/19/2029 •		700	785
4.700% due 03/09/2031 •(e)(f)		1,200	1,203
Hudson Pacific Properties LP 3.950% due 11/01/2027		900	965
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		3,000	2,878
2.650% due 09/15/2040		4,600	4,458
3.000% due 09/15/2060		4,000	3,957
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		800	808
4.950% due 06/01/2042 •		1,100	1,132
JAB Holdings BV 3.750% due 05/28/2051		2,200	2,393
Jane Street Group 4.500% due 11/15/2029		4,400	4,451
JPMorgan Chase & Co.
2.069% due 06/01/2029 •		6,560	6,510
2.545% due 11/08/2032 •		5,500	5,537
2.580% due 04/22/2032 •		4,600	4,664
3.509% due 01/23/2029 •		2,900	3,109
3.540% due 05/01/2028 •		8,500	9,238
Jyske Realkredit A/S 1.500% due 10/01/2053	DKK	600	89
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		$1,700	1,741
Kilroy Realty LP 4.250% due 08/15/2029		8,900	10,004
Kimco Realty Corp. 4.125% due 12/01/2046		6,000	6,788
KKR Group Finance Co. LLC 3.250% due 12/15/2051		2,500	2,498
Lazard Group LLC 4.375% due 03/11/2029		3,600	4,064
Legg Mason, Inc. 5.625% due 01/15/2044		2,000	2,751
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(b)		1,200	7
Life Storage LP 3.875% due 12/15/2027		1,400	1,537
Lloyds Banking Group PLC
4.375% due 03/22/2028		2,500	2,807
4.550% due 08/16/2028		200	228
LSEGA Financing PLC
2.000% due 04/06/2028		1,800	1,778
2.500% due 04/06/2031		1,900	1,908
Massachusetts Mutual Life Insurance Co. 3.200% due 12/01/2061		6,300	6,223

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		4,700	4,942
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		4,000	3,950
2.494% due 10/13/2032 •		5,500	5,513
2.559% due 02/25/2030		2,200	2,221
Mizuho Financial Group, Inc.
2.172% due 05/22/2032 •		1,300	1,266
2.201% due 07/10/2031 •		4,300	4,209
2.564% due 09/13/2031		9,200	8,977
Morgan Stanley
2.511% due 10/20/2032 •		5,200	5,201
7.500% due 04/02/2032 þ(g)		3,700	3,019
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	2,200	2,972
3.375% due 04/24/2030		1,400	1,938
National Health Investors, Inc. 3.000% due 02/01/2031		$2,000	1,932
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		7,500	7,473
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	4,681
Natwest Group PLC
3.875% due 09/12/2023		3,200	3,338
4.519% due 06/25/2024 •		400	419
4.892% due 05/18/2029 •		7,300	8,356
NBK SPC Ltd. 1.625% due 09/15/2027 •		11,100	10,836
New York Life Global Funding 1.850% due 08/01/2031		3,150	3,061
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		8,100	7,911
2.000% due 03/09/2026		450	444
2.450% due 09/15/2028		900	875
Nomura Holdings, Inc.
1.653% due 07/14/2026		3,400	3,341
2.172% due 07/14/2028		2,800	2,749
2.608% due 07/14/2031		1,200	1,185
3.103% due 01/16/2030		1,200	1,238
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	300	45
Norinchukin Bank 2.080% due 09/22/2031		$3,800	3,769
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	3,600	526
1.000% due 10/01/2053		100	14
1.500% due 10/01/2053		6,600	985
Omega Healthcare Investors, Inc. 3.250% due 04/15/2033		$2,000	1,952
OneMain Finance Corp.
3.500% due 01/15/2027		3,790	3,752
6.625% due 01/15/2028		6,900	7,738
6.875% due 03/15/2025		500	557
Owl Rock Capital Corp. 2.875% due 06/11/2028		5,600	5,501
Pacific Life Insurance Co.
4.300% due 10/24/2067 •		1,900	2,181
9.250% due 06/15/2039		9,300	16,028
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,200	1,229
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		11,360	11,685
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		5,500	6,287
Pine Street Trust 5.568% due 02/15/2049		2,660	3,528
Primerica, Inc. 2.800% due 11/19/2031		2,900	2,935
Protective Life Corp. 4.300% due 09/30/2028		5,100	5,772
Protective Life Global Funding 1.303% due 09/20/2026		5,800	5,659
Rayonier LP 2.750% due 05/17/2031		1,100	1,099
Realkredit Danmark A/S
1.000% due 10/01/2050	DKK	2,100	306
1.500% due 10/01/2053		800	120
Realty Income Corp. 3.100% due 12/15/2029		$600	638
Regency Centers LP
2.950% due 09/15/2029		600	623
4.650% due 03/15/2049		900	1,121
RLJ Lodging Trust LP 3.750% due 07/01/2026		600	604
Santander UK Group Holdings PLC 2.896% due 03/15/2032 •		200	202

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	400	404
Standard Chartered PLC
1.456% due 01/14/2027 •	1,700	1,648
4.750% due 01/14/2031 •(e)(f)	3,000	2,979
Stellantis Finance US, Inc.
1.711% due 01/29/2027	200	197
2.691% due 09/15/2031	400	394
Stifel Financial Corp. 4.000% due 05/15/2030	20	22
STORE Capital Corp.
2.700% due 12/01/2031	1,100	1,077
4.500% due 03/15/2028	300	332
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030	1,300	1,265
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	2,600	2,559
Synchrony Financial
2.875% due 10/28/2031	2,000	1,998
4.375% due 03/19/2024	500	528
Temasek Financial Ltd. 2.375% due 08/02/2041	1,400	1,367
Trust Fibra Uno
4.869% due 01/15/2030	600	635
6.390% due 01/15/2050	1,100	1,286
UBS Group AG
1.494% due 08/10/2027 •	6,600	6,442
2.095% due 02/11/2032 •	2,000	1,938
4.125% due 09/24/2025	2,200	2,377
4.375% due 02/10/2031 •(e)(f)	700	693
UDR, Inc.
3.000% due 08/15/2031	2,470	2,576
3.500% due 07/01/2027	300	321
3.500% due 01/15/2028	200	215
UniCredit SpA
2.569% due 09/22/2026 •	1,500	1,498
3.127% due 06/03/2032 •	5,700	5,639
7.830% due 12/04/2023	7,450	8,310
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,272
Wells Fargo & Co.
2.572% due 02/11/2031 •	5,400	5,518
3.196% due 06/17/2027 •	7,800	8,228
Welltower, Inc. 5.125% due 03/15/2043	12,400	15,407
Westpac Banking Corp. 3.020% due 11/18/2036 •	6,500	6,433
Weyerhaeuser Co.
4.000% due 11/15/2029	1,426	1,595
4.000% due 04/15/2030	330	368
7.375% due 03/15/2032	8,600	12,114
WP Carey, Inc. 2.450% due 02/01/2032	1,000	977

		834,861

INDUSTRIALS 24.0%
Activision Blizzard, Inc. 2.500% due 09/15/2050	6,230	5,473
Adani Transmission Ltd. 4.250% due 05/21/2036	1,267	1,295
Adventist Health System 2.952% due 03/01/2029	2,900	3,035
AEP Transmission Co. LLC
2.750% due 08/15/2051	700	668
3.650% due 04/01/2050	50	55
3.750% due 12/01/2047	1,000	1,128
Air Canada Pass-Through Trust
3.300% due 07/15/2031	677	690
3.750% due 06/15/2029	294	306
Aker BP ASA
2.875% due 01/15/2026	1,200	1,245
3.000% due 01/15/2025	900	934
3.750% due 01/15/2030	200	212
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	2,120	2,321
Alibaba Group Holding Ltd.
2.700% due 02/09/2041	900	823
3.250% due 02/09/2061	4,800	4,430
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027	400	424
Alphabet, Inc.
2.050% due 08/15/2050	2,000	1,790
2.250% due 08/15/2060	970	867
Amazon.com, Inc.
2.875% due 05/12/2041	5,000	5,202

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

3.100% due 05/12/2051	5,000	5,351
American Airlines Pass-Through Trust
2.875% due 01/11/2036	100	99
3.000% due 04/15/2030	3,859	3,845
3.250% due 04/15/2030	2,624	2,503
3.700% due 04/01/2028	1,563	1,589
4.000% due 01/15/2027	237	230
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029	900	899
Amgen, Inc.
4.400% due 05/01/2045	6,500	7,775
4.663% due 06/15/2051	5,579	7,157
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	1,500	1,486
Anthem, Inc. 4.550% due 03/01/2048	100	125
AP Moller - Maersk A/S 4.500% due 06/20/2029	2,900	3,303
Apple, Inc.
1.700% due 08/05/2031	2,500	2,442
2.700% due 08/05/2051	2,300	2,280
2.850% due 08/05/2061	1,860	1,869
2.950% due 09/11/2049	7,400	7,644
4.375% due 05/13/2045	800	1,011
Arrow Electronics, Inc. 2.950% due 02/15/2032	400	404
Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,255
4.250% due 11/01/2029	800	854
AstraZeneca PLC 2.125% due 08/06/2050	20	18
At Home Group, Inc.
4.875% due 07/15/2028	200	197
7.125% due 07/15/2029	200	197
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	485
B.C. Unlimited Liability Co. 3.875% due 01/15/2028	2,990	3,033
Bacardi Ltd. 4.700% due 05/15/2028	4,800	5,433
Baidu, Inc. 4.875% due 11/14/2028	1,100	1,264
Baptist Health South Florida Obligated Group 3.115% due 11/15/2071	3,300	3,169
Baxter International, Inc.
1.730% due 04/01/2031	1,400	1,327
1.915% due 02/01/2027	4,100	4,118
2.272% due 12/01/2028	1,300	1,310
Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,600	1,789
4.700% due 07/15/2064	600	700
Becton Dickinson and Co. 3.794% due 05/20/2050	20	23
Berry Global, Inc.
1.570% due 01/15/2026	1,200	1,176
4.875% due 07/15/2026	200	207
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	2,200	2,174
Black Knight InfoServ LLC 3.625% due 09/01/2028	2,000	2,000
Block, Inc.
2.750% due 06/01/2026	1,800	1,805
3.500% due 06/01/2031	800	821
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,800	2,896
BOC Aviation USA Corp. 1.625% due 04/29/2024	2,400	2,398
Boeing Co.
3.250% due 02/01/2035	200	202
3.600% due 05/01/2034	440	462
3.625% due 02/01/2031	2,500	2,669
Bon Secours Mercy Health, Inc.
2.095% due 06/01/2031	2,000	1,967
3.205% due 06/01/2050	280	296
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	1,080	1,100
Boston Scientific Corp.
2.650% due 06/01/2030	70	71
7.375% due 01/15/2040	12,750	19,927
Boyd Gaming Corp. 4.750% due 06/15/2031	900	920
Braskem Netherlands Finance BV 4.500% due 01/10/2028	500	531
Bristol-Myers Squibb Co. 4.350% due 11/15/2047	5,400	6,667

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

British Airways Pass-Through Trust
2.900% due 09/15/2036	600	600
3.300% due 06/15/2034	188	194
3.350% due 12/15/2030	84	84
4.250% due 05/15/2034	345	368
Broadcom, Inc.
1.950% due 02/15/2028	500	495
2.450% due 02/15/2031	1,000	982
2.600% due 02/15/2033	1,300	1,269
3.187% due 11/15/2036	4,270	4,269
3.419% due 04/15/2033	2,700	2,833
3.469% due 04/15/2034	6,550	6,864
3.500% due 02/15/2041	300	308
3.750% due 02/15/2051	1,400	1,467
4.150% due 11/15/2030	570	633
4.300% due 11/15/2032	2,980	3,353
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	1,942
Caesars Entertainment, Inc. 6.250% due 07/01/2025	2,000	2,102
Cameron LNG LLC
2.902% due 07/15/2031	900	938
3.402% due 01/15/2038	2,000	2,070
3.701% due 01/15/2039	1,400	1,512
Canadian Natural Resources Ltd. 5.850% due 02/01/2035	2,090	2,606
Canadian Pacific Railway Co.
2.450% due 12/02/2031	3,000	3,062
3.000% due 12/02/2041	2,800	2,869
3.100% due 12/02/2051	1,100	1,133
Carlisle Cos., Inc. 2.200% due 03/01/2032	3,980	3,838
Carnival Corp. 4.000% due 08/01/2028	400	398
Carvana Co. 4.875% due 09/01/2029	6,700	6,391
Catalent Pharma Solutions, Inc. 3.500% due 04/01/2030	390	389
CCO Holdings LLC 4.250% due 02/01/2031	700	708
CDW LLC
2.670% due 12/01/2026	3,200	3,285
3.276% due 12/01/2028	500	513
3.569% due 12/01/2031	2,900	3,023
Cellnex Finance Co. S.A. 3.875% due 07/07/2041	700	671
CGI, Inc.
1.450% due 09/14/2026	5,000	4,895
2.300% due 09/14/2031	1,600	1,543
Charter Communications Operating LLC
2.300% due 02/01/2032	860	817
3.500% due 06/01/2041	4,000	3,907
3.850% due 04/01/2061	4,120	3,897
3.900% due 06/01/2052	1,770	1,778
3.950% due 06/30/2062	4,500	4,346
4.200% due 03/15/2028	2,200	2,411
4.400% due 12/01/2061	4,000	4,148
4.800% due 03/01/2050	3,400	3,816
5.125% due 07/01/2049	10,900	12,674
5.375% due 04/01/2038	600	717
5.375% due 05/01/2047	2,200	2,632
5.750% due 04/01/2048	1,100	1,375
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	600	643
7.000% due 06/30/2024	2,000	2,214
Children's Hospital 2.928% due 07/15/2050	3,900	3,852
Churchill Downs, Inc. 4.750% due 01/15/2028	1,000	1,037
Cigna Corp. 3.400% due 03/15/2051	30	31
Citrix Systems, Inc. 1.250% due 03/01/2026	700	682
City of Hope 4.378% due 08/15/2048	1,010	1,271
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,714
Comcast Corp.
2.937% due 11/01/2056	98	94
3.999% due 11/01/2049	3,730	4,333
4.400% due 08/15/2035	2,100	2,520
CommScope, Inc. 4.750% due 09/01/2029	3,930	3,913
Conagra Brands, Inc. 5.300% due 11/01/2038	5,900	7,469

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Constellation Brands, Inc.
2.250% due 08/01/2031	1,700	1,663
4.100% due 02/15/2048	7,000	7,956
Continental Wind LLC 6.000% due 02/28/2033	1,422	1,610
Corning, Inc. 5.450% due 11/15/2079	2,400	3,179
CoStar Group, Inc. 2.800% due 07/15/2030	1,700	1,702
CRH America Finance, Inc. 4.400% due 05/09/2047	200	240
CSN Resources S.A. 4.625% due 06/10/2031	6,600	6,289
CSX Corp. 6.150% due 05/01/2037	800	1,123
CVS Pass-Through Trust 7.507% due 01/10/2032	13,823	17,125
DAE Funding LLC
1.550% due 08/01/2024	1,300	1,292
1.625% due 02/15/2024	6,600	6,485
2.625% due 03/20/2025	2,400	2,417
3.375% due 03/20/2028	4,500	4,559
Daimler Trucks Finance North America LLC
2.000% due 12/14/2026	1,600	1,608
2.375% due 12/14/2028	1,400	1,408
2.500% due 12/14/2031	900	901
DaVita, Inc. 4.625% due 06/01/2030	2,390	2,451
DCP Midstream Operating LP 3.250% due 02/15/2032	1,900	1,917
Dell International LLC
3.375% due 12/15/2041	2,400	2,376
3.450% due 12/15/2051	2,300	2,212
8.350% due 07/15/2046	593	988
Delta Air Lines, Inc. 7.000% due 05/01/2025	24	27
Diamondback Energy, Inc. 2.875% due 12/01/2024	3,200	3,322
Discovery Communications LLC
4.000% due 09/15/2055	2,798	2,961
5.200% due 09/20/2047	2,400	2,982
5.300% due 05/15/2049	100	126
Electronic Arts, Inc. 2.950% due 02/15/2051	2,260	2,135
Enbridge, Inc. 3.400% due 08/01/2051	5,680	5,772
Energy Transfer LP
5.300% due 04/15/2047	9,200	10,686
6.050% due 06/01/2041	3,200	3,925
6.250% due 04/15/2049	100	131
6.625% due 10/15/2036	5,200	6,610
7.500% due 07/01/2038	4,135	5,712
Entergy Louisiana LLC
1.600% due 12/15/2030	600	566
2.900% due 03/15/2051	2,100	2,064
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	1,143
6.450% due 09/01/2040	200	277
6.875% due 03/01/2033	5,540	7,506
EQT Corp.
3.125% due 05/15/2026	400	411
3.625% due 05/15/2031	300	312
Expedia Group, Inc.
2.950% due 03/15/2031	1,700	1,699
3.250% due 02/15/2030	200	204
6.250% due 05/01/2025	831	938
Fair Isaac Corp.
4.000% due 06/15/2028	1,600	1,647
5.250% due 05/15/2026	200	220
Fiserv, Inc. 3.500% due 07/01/2029	1,300	1,399
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	5,027
4.317% due 12/30/2039	1,750	1,805
FMG Resources Pty. Ltd. 4.375% due 04/01/2031	1,570	1,651
Ford Foundation 2.815% due 06/01/2070	4,200	4,347
Ford Motor Co. 3.250% due 02/12/2032	600	616
Fox Corp. 5.476% due 01/25/2039	200	258
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031	3,700	3,738
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	4,975	5,945

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Glencore Funding LLC
2.625% due 09/23/2031	5,000	4,864
3.375% due 09/23/2051	3,050	2,944
Global Payments, Inc. 2.900% due 11/15/2031	4,200	4,265
Graphic Packaging International LLC 3.750% due 02/01/2030	2,800	2,834
Grifols Escrow Issuer S.A. 4.750% due 10/15/2028	500	511
Hackensack Meridian Health, Inc.
2.875% due 09/01/2050	1,120	1,126
4.500% due 07/01/2057	1,340	1,772
HCA, Inc.
5.125% due 06/15/2039	2,900	3,578
5.250% due 06/15/2049	600	772
5.500% due 06/15/2047	50	66
Helmerich & Payne, Inc. 2.900% due 09/29/2031	4,400	4,323
Hertz Corp. 4.625% due 12/01/2026	400	403
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	1,100	1,096
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	1,900	1,903
5.000% due 06/01/2029	1,900	1,950
Humana, Inc.
2.150% due 02/03/2032	1,700	1,646
3.950% due 08/15/2049	600	685
Hyatt Hotels Corp. 1.300% due 10/01/2023	1,500	1,501
Hyundai Capital America
1.650% due 09/17/2026	4,000	3,925
2.100% due 09/15/2028	1,660	1,614
IHS Markit Ltd. 4.750% due 08/01/2028	2,100	2,442
Imperial Brands Finance PLC
3.125% due 07/26/2024	400	414
3.500% due 07/26/2026	2,200	2,315
3.875% due 07/26/2029	2,300	2,439
JetBlue Pass-Through Trust 4.000% due 05/15/2034	2,140	2,316
Johns Hopkins University 2.813% due 01/01/2060	1,000	1,028
Johnson & Johnson 2.250% due 09/01/2050	1,940	1,795
Kaiser Aluminum Corp. 4.500% due 06/01/2031	4,000	3,941
Kaiser Foundation Hospitals 2.810% due 06/01/2041	3,080	3,102
Kansas City Southern
4.200% due 11/15/2069	1,900	2,253
4.700% due 05/01/2048	4,300	5,378
KB Home 4.000% due 06/15/2031	3,000	3,117
Kinder Morgan Energy Partners LP 6.500% due 09/01/2039	400	534
KLA Corp. 3.300% due 03/01/2050	3,000	3,214
Kraft Heinz Foods Co.
6.500% due 02/09/2040	780	1,112
7.125% due 08/01/2039	4,250	6,480
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,896
3.200% due 08/08/2024	300	306
3.500% due 08/18/2026	800	811
3.900% due 08/08/2029	1,600	1,613
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,000	1,006
Leidos, Inc. 2.300% due 02/15/2031	700	675
Level 3 Financing, Inc.
3.400% due 03/01/2027	2,100	2,171
3.875% due 11/15/2029	1,870	1,905
Lundin Energy Finance BV
2.000% due 07/15/2026	900	895
3.100% due 07/15/2031	1,600	1,613
Marathon Oil Corp. 6.600% due 10/01/2037	700	916
Marriott International, Inc. 3.500% due 10/15/2032	5,600	5,873
Marvell Technology, Inc.
2.450% due 04/15/2028	200	203
2.950% due 04/15/2031	30	31
4.875% due 06/22/2028	500	573
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	4,090

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

McDonald's Corp.
3.625% due 09/01/2049	960	1,064
4.450% due 03/01/2047	1,000	1,223
MDC Holdings, Inc. 3.966% due 08/06/2061	1,700	1,628
Mead Johnson Nutrition Co. 4.600% due 06/01/2044	50	65
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	2,500	2,429
Merck & Co., Inc.
2.150% due 12/10/2031	2,000	2,007
2.750% due 12/10/2051	800	793
2.900% due 12/10/2061	2,000	1,994
MGM China Holdings Ltd.
5.375% due 05/15/2024	1,000	998
5.875% due 05/15/2026	1,100	1,104
Micron Technology, Inc.
2.703% due 04/15/2032	1,800	1,805
3.366% due 11/01/2041	1,100	1,131
Moody's Corp.
2.550% due 08/18/2060	20	18
5.250% due 07/15/2044	8,000	10,895
Motorola Solutions, Inc. 2.300% due 11/15/2030	40	39
MPLX LP
4.700% due 04/15/2048	1,500	1,735
4.900% due 04/15/2058	75	87
5.500% due 02/15/2049	1,060	1,357
MSCI, Inc. 3.625% due 11/01/2031	4,190	4,353
National Fuel Gas Co. 2.950% due 03/01/2031	2,800	2,817
NBCUniversal Media LLC 4.450% due 01/15/2043	123	150
NCL Corp. Ltd. 10.250% due 02/01/2026	195	227
New York and Presbyterian Hospital
2.256% due 08/01/2040	3,000	2,815
4.063% due 08/01/2056	900	1,166
4.763% due 08/01/2116	3,500	4,906
Newcrest Finance Pty. Ltd. 4.200% due 05/13/2050	20	23
Nissan Motor Co. Ltd.
3.522% due 09/17/2025	2,000	2,098
4.345% due 09/17/2027	6,300	6,806
4.810% due 09/17/2030	5,200	5,822
Norfolk Southern Corp.
3.155% due 05/15/2055	10,875	11,051
4.100% due 05/15/2121	50	57
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	7,155
Northwell Healthcare, Inc. 4.260% due 11/01/2047	3,600	4,261
Novant Health, Inc. 3.168% due 11/01/2051	2,000	2,104
NXP BV 4.300% due 06/18/2029	800	897
Olympus Corp. 2.143% due 12/08/2026	2,000	2,015
Oracle Corp.
2.875% due 03/25/2031 (g)	6,430	6,476
3.600% due 04/01/2040	100	100
3.600% due 04/01/2050	1,120	1,099
3.650% due 03/25/2041 (g)	1,900	1,924
3.800% due 11/15/2037	2,800	2,929
3.850% due 04/01/2060	7,000	6,933
3.950% due 03/25/2051 (g)	5,100	5,303
4.000% due 11/15/2047	1,100	1,145
4.100% due 03/25/2061 (g)	3,800	3,971
4.500% due 07/08/2044	900	1,019
Owens Corning 4.300% due 07/15/2047	550	631
PeaceHealth Obligated Group
3.218% due 11/15/2050	1,260	1,322
4.787% due 11/15/2048	2,730	3,650
Penske Truck Leasing Co. LP 3.350% due 11/01/2029	700	743
Pernod Ricard International Finance LLC
1.250% due 04/01/2028	1,600	1,517
1.625% due 04/01/2031	2,000	1,875
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	2,800	2,790
Pertamina Persero PT
4.150% due 02/25/2060	2,400	2,419
4.175% due 01/21/2050	1,200	1,238
6.500% due 11/07/2048	1,700	2,276

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Petroleos Mexicanos 6.700% due 02/16/2032	2,700	2,732
Petronas Capital Ltd. 3.404% due 04/28/2061	6,400	6,599
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	2,300	2,303
Piedmont Healthcare, Inc.
2.044% due 01/01/2032	600	584
2.719% due 01/01/2042	500	489
2.864% due 01/01/2052	500	489
Post Holdings, Inc.
4.500% due 09/15/2031	890	885
5.500% due 12/15/2029	4,100	4,314
Prestige Brands, Inc. 3.750% due 04/01/2031	500	486
PulteGroup, Inc.
6.000% due 02/15/2035	1,000	1,287
6.375% due 05/15/2033	1,200	1,562
Qatar Energy
3.125% due 07/12/2041	5,700	5,776
3.300% due 07/12/2051	2,300	2,376
Quanta Services, Inc.
2.350% due 01/15/2032	600	583
3.050% due 10/01/2041	400	387
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	780	876
Raytheon Technologies Corp. 4.450% due 11/16/2038	1,900	2,295
Renesas Electronics Corp. 2.170% due 11/25/2026	4,700	4,687
Roche Holdings, Inc.
1.930% due 12/13/2028	3,000	3,020
2.076% due 12/13/2031	1,000	998
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,960	4,134
6.875% due 04/15/2040	4,700	5,319
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,631
4.500% due 05/15/2030	50	56
5.000% due 03/15/2027	2,700	3,035
5.625% due 04/15/2023	700	732
5.750% due 05/15/2024	1,100	1,197
5.875% due 06/30/2026	5,900	6,776
Sands China Ltd.
2.300% due 03/08/2027	2,100	1,979
2.850% due 03/08/2029	1,200	1,131
3.250% due 08/08/2031	1,300	1,223
3.800% due 01/08/2026	400	402
4.375% due 06/18/2030	600	613
5.125% due 08/08/2025	4,700	4,936
5.400% due 08/08/2028	1,500	1,617
Santos Finance Ltd. 3.649% due 04/29/2031	3,670	3,741
Sasol Financing USA LLC 5.875% due 03/27/2024	1,400	1,463
Saudi Arabian Oil Co.
3.250% due 11/24/2050	2,500	2,443
3.500% due 11/24/2070	4,600	4,493
Siemens Financieringsmaatschappij NV 2.875% due 03/11/2041	1,900	1,941
Skyworks Solutions, Inc. 3.000% due 06/01/2031	600	605
Southern Co. 3.750% due 09/15/2051 •	900	902
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,331
4.600% due 06/15/2028	5,300	5,321
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	405	400
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	4,800	5,299
Stryker Corp. 2.900% due 06/15/2050	50	50
Studio City Finance Ltd. 5.000% due 01/15/2029	500	448
Switch Ltd. 4.125% due 06/15/2029	2,000	2,048
Syngenta Finance NV 5.182% due 04/24/2028	4,300	4,832
Synnex Corp.
1.750% due 08/09/2026	4,200	4,097
2.375% due 08/09/2028	3,400	3,303
2.650% due 08/09/2031	2,340	2,253
Sysco Corp.
2.450% due 12/14/2031	600	601
3.150% due 12/14/2051	1,200	1,184

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,511
3.300% due 02/15/2051	1,900	1,860
3.400% due 10/15/2052	5,300	5,285
3.600% due 11/15/2060	3,800	3,774
Telefonica Emisiones S.A.
5.213% due 03/08/2047	5,000	6,223
7.045% due 06/20/2036	7,200	10,285
Tempur Sealy International, Inc. 3.875% due 10/15/2031	2,250	2,258
Tencent Holdings Ltd.
3.940% due 04/22/2061	1,200	1,273
3.975% due 04/11/2029	800	871
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,722
7.625% due 04/01/2037	4,720	6,739
8.375% due 06/15/2032	3,600	5,159
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	4,408
Thor Industries, Inc. 4.000% due 10/15/2029	5,700	5,650
Time Warner Cable LLC
5.875% due 11/15/2040	500	625
6.750% due 06/15/2039	1,300	1,774
7.300% due 07/01/2038	1,225	1,737
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,194	4,749
TotalEnergies Capital International S.A.
2.986% due 06/29/2041	8,000	8,122
3.386% due 06/29/2060	2,640	2,809
TransCanada PipeLines Ltd. 2.500% due 10/12/2031	3,900	3,883
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	2,000	2,425
Travel + Leisure Co. 4.625% due 03/01/2030	800	806
Tyson Foods, Inc. 5.100% due 09/28/2048	1,700	2,292
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,211	3,246
4.625% due 12/03/2026	2,897	2,888
5.900% due 04/01/2026	1,822	1,912
Uber Technologies, Inc. 4.500% due 08/15/2029	18,000	18,364
Union Pacific Corp.
3.750% due 02/05/2070	1,700	1,933
3.950% due 08/15/2059	100	119
United Airlines Pass-Through Trust
2.700% due 11/01/2033	561	559
2.875% due 04/07/2030	552	564
3.100% due 04/07/2030	473	469
3.450% due 01/07/2030	316	320
4.000% due 10/11/2027	1,285	1,347
4.300% due 02/15/2027	9,468	9,913
4.550% due 02/25/2033	2,133	2,300
5.875% due 04/15/2029	6,142	6,740
UnitedHealth Group, Inc.
3.050% due 05/15/2041	2,000	2,096
4.750% due 07/15/2045	100	131
Vale Overseas Ltd. 3.750% due 07/08/2030	1,200	1,244
Valley Children's Hospital 4.399% due 03/15/2048	2,000	2,387
VeriSign, Inc. 2.700% due 06/15/2031	1,700	1,711
Viavi Solutions, Inc. 3.750% due 10/01/2029	400	401
VMware, Inc.
1.400% due 08/15/2026	2,500	2,460
1.800% due 08/15/2028	600	584
2.200% due 08/15/2031	350	344
4.650% due 05/15/2027	2,100	2,363
Walt Disney Co.
3.800% due 05/13/2060	4,400	5,113
5.400% due 10/01/2043	3,600	5,006
6.200% due 12/15/2034	2,000	2,797
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	6,700	7,623
Williams Cos., Inc.
2.600% due 03/15/2031	800	795
3.500% due 10/15/2051	2,000	2,025
Wipro IT Services LLC 1.500% due 06/23/2026	5,200	5,088
Woodside Finance Ltd. 3.700% due 09/15/2026	7,000	7,458

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Wynn Macau Ltd. 5.125% due 12/15/2029	800	728
Yale University 2.402% due 04/15/2050	2,000	1,973
Yara International ASA 4.750% due 06/01/2028	4,600	5,228

		1,018,355

UTILITIES 9.2%
AEP Texas, Inc.
4.150% due 05/01/2049	1,100	1,255
6.650% due 02/15/2033	1,800	2,398
AES Corp. 2.450% due 01/15/2031	200	195
Alabama Power Co.
1.450% due 09/15/2030	1,020	954
4.300% due 01/02/2046	700	841
4.300% due 07/15/2048	2,000	2,429
Alliant Energy Finance LLC 1.400% due 03/15/2026	1,000	965
Ameren Corp. 1.750% due 03/15/2028	990	958
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	257
American Water Capital Corp.
3.750% due 09/01/2047	3,400	3,801
4.150% due 06/01/2049	5,000	5,917
Arizona Public Service Co. 2.650% due 09/15/2050	20	18
AT&T, Inc.
3.100% due 02/01/2043	5,000	4,871
3.300% due 02/01/2052	1,960	1,925
3.500% due 09/15/2053	3,683	3,723
3.550% due 09/15/2055	493	496
3.650% due 09/15/2059	6,731	6,811
4.500% due 05/15/2035	5,000	5,785
Atmos Energy Corp. 2.850% due 02/15/2052	6,700	6,528
Baltimore Gas & Electric Co. 2.250% due 06/15/2031	500	501
Bell Canada 4.300% due 07/29/2049	3,900	4,749
BG Energy Capital PLC 5.125% due 10/15/2041	6,100	7,839
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	10	11
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	4,028
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	655
3.200% due 12/01/2051	7,500	7,534
3.600% due 06/15/2061	500	529
4.300% due 12/01/2056	100	119
4.500% due 05/15/2058	2,500	3,069
Duke Energy Carolinas LLC
3.200% due 08/15/2049	100	104
3.750% due 06/01/2045	2,000	2,218
4.000% due 09/30/2042	400	460
Duke Energy Florida LLC
2.400% due 12/15/2031	1,700	1,723
3.000% due 12/15/2051	2,600	2,627
3.850% due 11/15/2042	4,600	5,173
6.350% due 09/15/2037	200	286
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	135
Duke Energy Progress LLC
2.500% due 08/15/2050	3,990	3,696
6.300% due 04/01/2038	800	1,135
East Ohio Gas Co.
2.000% due 06/15/2030	800	774
3.000% due 06/15/2050	1,600	1,582
Edison International
3.125% due 11/15/2022	2,000	2,032
5.750% due 06/15/2027	700	799
Electricite de France S.A. 5.000% due 09/21/2048	300	391
Entergy Arkansas LLC
2.650% due 06/15/2051	60	56
3.350% due 06/15/2052	1,300	1,369
Entergy Corp.
1.900% due 06/15/2028	900	883
2.400% due 06/15/2031	2,390	2,356
Entergy Texas, Inc. 1.750% due 03/15/2031	3,200	3,004

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Eversource Energy 1.400% due 08/15/2026	3,780	3,709
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,264
3.950% due 03/01/2048	1,300	1,545
4.050% due 10/01/2044	1,805	2,144
Gazprom PJSC via Gaz Finance PLC
3.250% due 02/25/2030	7,100	6,874
3.500% due 07/14/2031	8,000	7,732
Georgia Power Co.
3.250% due 03/15/2051	5,300	5,329
3.700% due 01/30/2050	1,000	1,066
4.300% due 03/15/2042	3,752	4,281
Greenko Power Ltd. 4.300% due 12/13/2028	2,400	2,445
Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,834
6.050% due 03/15/2037	800	1,093
Kentucky Utilities Co. 3.300% due 06/01/2050	70	74
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,200	2,419
MidAmerican Energy Co. 2.700% due 08/01/2052	5,500	5,354
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022	1,000	1,002
National Grid USA 5.803% due 04/01/2035	120	149
New England Power Co. 3.800% due 12/05/2047	2,300	2,521
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	467
2.150% due 10/01/2031	2,200	2,155
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	1,500	1,485
5.650% due 05/01/2079 •	2,600	2,948
Niagara Mohawk Power Corp.
1.960% due 06/27/2030	30	29
4.119% due 11/28/2042	3,500	3,970
Northern States Power Co. 3.600% due 09/15/2047	6,300	7,105
NRG Energy, Inc. 2.450% due 12/02/2027	1,010	1,002
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,706
5.050% due 10/01/2048	7,000	8,869
Ohio Power Co.
2.900% due 10/01/2051	2,800	2,707
5.850% due 10/01/2035	100	132
ONEOK, Inc. 7.150% due 01/15/2051	100	145
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	3,100	3,105
2.500% due 02/01/2031	2,100	2,003
3.000% due 06/15/2028	3,200	3,226
3.150% due 01/01/2026	2,000	2,046
3.250% due 06/01/2031	1,700	1,707
3.450% due 07/01/2025	1,000	1,038
3.500% due 08/01/2050	7,250	6,734
3.750% due 08/15/2042	2,790	2,609
3.950% due 12/01/2047	1,000	966
4.250% due 03/15/2046	300	300
4.300% due 03/15/2045	500	507
4.500% due 07/01/2040	6,100	6,365
4.550% due 07/01/2030	920	996
4.600% due 06/15/2043	900	930
4.750% due 02/15/2044	100	104
4.950% due 07/01/2050	2,000	2,183
PacifiCorp
4.125% due 01/15/2049	10,100	11,676
5.750% due 04/01/2037	60	79
6.000% due 01/15/2039	2,040	2,797
6.100% due 08/01/2036	60	82
PECO Energy Co.
2.850% due 09/15/2051	4,300	4,269
3.000% due 09/15/2049	100	102
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	3,518
Petrobras Global Finance BV 5.093% due 01/15/2030	6,247	6,508
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,881
PT Perusahaan Listrik Negara
4.375% due 02/05/2050	3,800	3,847
4.875% due 07/17/2049	400	429
6.250% due 01/25/2049	2,600	3,274

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	6,499
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026	2,800	2,760
2.694% due 06/17/2031	2,900	2,922
San Diego Gas & Electric Co.
4.100% due 06/15/2049	4,600	5,454
4.150% due 05/15/2048	9,400	11,229
Sempra Energy 6.000% due 10/15/2039	100	138
SES S.A.
3.600% due 04/04/2023	4,600	4,733
5.300% due 04/04/2043	3,800	4,363
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	5,218
Sinopec Group Overseas Development Ltd. 4.125% due 09/12/2025	9,900	10,759
Southern California Edison Co.
1.100% due 04/01/2024	740	738
2.250% due 06/01/2030	800	790
2.500% due 06/01/2031	4,700	4,723
2.950% due 02/01/2051	3,000	2,865
3.650% due 03/01/2028	200	216
3.650% due 02/01/2050	1,100	1,167
3.650% due 06/01/2051	2,020	2,194
3.900% due 12/01/2041	500	519
3.900% due 03/15/2043	3,600	3,851
4.650% due 10/01/2043	1,850	2,165
6.000% due 01/15/2034	3,600	4,675
6.650% due 04/01/2029	900	1,105
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,902
4.125% due 06/01/2048	5,300	6,347
Southern Co. Gas Capital Corp. 3.250% due 06/15/2026	100	106
Southwestern Electric Power Co.
3.250% due 11/01/2051	2,600	2,584
4.100% due 09/15/2028	600	665
6.200% due 03/15/2040	2,200	3,056
SP Group Treasury Pte Ltd. 3.375% due 02/27/2029	5,100	5,591
Systems Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,204
Verizon Communications, Inc.
2.550% due 03/21/2031	3,600	3,636
2.850% due 09/03/2041	770	761
Vodafone Group PLC
4.250% due 09/17/2050	400	463
4.875% due 06/19/2049	5,600	7,080
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,800
WEC Energy Group, Inc. 2.200% due 12/15/2028	1,600	1,599
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	4,271

		389,948

Total Corporate Bonds & Notes (Cost $2,110,119)		2,243,164

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.5%
Fresno County, California Revenue Bonds, (FGIC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	3,035
0.000% due 08/15/2032 (d)	100	75
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021 2.746% due 06/01/2034	300	303
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	4,232
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	2,470	2,533
4.214% due 06/01/2050	2,600	2,606
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,379
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	1,400	2,278
Tulare County, California Revenue Bonds, Series 2018 4.109% due 06/01/2029	2,700	3,066

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Tulare County, California Revenue Notes, Series 2018 4.009% due 06/01/2028	1,000	1,137

		20,644

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009 6.650% due 09/15/2045	1,000	1,604

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,793	11,881

ILLINOIS 0.3%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	123
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	4,546
3.007% due 01/01/2033	5,030	5,160
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	1,800	1,812
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	1,216

		12,857

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, Series 2021 3.051% due 01/01/2051	1,300	1,338

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, (AGM Insured), Series 2004 5.501% due 05/01/2034	800	986
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	3,390

		4,376

NEVADA 0.1%
Reno, Nevada Revenue Bonds, (FGIC Insured), Series 2005 0.000% due 06/01/2034 (d)	2,300	1,711

NEW JERSEY 0.0%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,587

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	1,239

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009 7.336% due 11/15/2039	500	803
New York State Dormitory Authority Revenue Notes, Series 2021 1.952% due 03/15/2029	1,590	1,598

		2,401

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	1,324
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	7,484

		8,808

OREGON 0.0%
Oregon Department of Transportation State Revenue Bonds, (BABs), Series 2010 5.834% due 11/15/2034	1,100	1,501

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016 4.014% due 06/01/2033	600	684

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	3,866

		4,550

SOUTH CAROLINA 0.1%
South Carolina Public Service Authority Revenue Bonds, (BABs), Series 2010 6.454% due 01/01/2050	1,400	2,223

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	7,712
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (d)	2,900	2,187
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	5,575	5,622

		15,521

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (FGIC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	659
0.000% due 04/01/2037 (d)	800	506

		1,165

Total Municipal Bonds & Notes (Cost $82,137)		93,406

U.S. GOVERNMENT AGENCIES 4.2%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (d)	43,912	37,996
0.147% due 07/25/2037 •	7	6
0.215% due 03/25/2036 •	1	2
0.503% due 09/25/2032 •	3	3
0.752% due 08/25/2040 •	319	325
1.283% due 06/01/2043 •	55	56
1.297% due 06/01/2035 •	441	441
1.578% due 10/01/2035 •	96	97
1.580% due 04/01/2035 •	253	255
1.613% due 12/01/2034 •	161	167
1.733% due 06/01/2035 •	348	349
1.775% due 09/01/2035 •	8	8
1.905% due 05/25/2035 ~	196	199
2.000% due 08/01/2035 •	24	25
2.030% due 11/01/2035 •	2	2
2.248% due 12/01/2033 •	17	17
2.251% due 01/25/2031 ~(a)	16,404	2,139
2.423% due 11/01/2034 •	295	313
3.000% due 12/25/2046	1,344	1,352
3.250% due 11/01/2042	2,592	2,919
3.790% due 01/01/2029	4,200	4,571
3.990% due 01/01/2029	2,219	2,529
5.000% due 08/25/2033	30	33
5.500% due 04/25/2033 - 09/25/2035	5,484	6,338
5.900% due 07/25/2042	6	7
6.000% due 07/25/2031 - 03/25/2036	939	1,209
6.080% due 09/01/2028	1,800	2,319
Federal Farm Credit Bank
5.125% due 07/09/2029	500	628
5.750% due 12/07/2028	20	26
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	9,875
0.510% due 01/15/2033 •	2	2
0.610% due 09/15/2030 •	1	1
1.282% due 10/25/2044 •	17	17
1.284% due 02/25/2045 •	52	53
1.875% due 10/01/2035 •	14	15
1.976% due 06/01/2035 •	9	9
2.073% due 04/01/2035 •	11	11
5.000% due 03/01/2038 - 12/01/2038	387	429
5.500% due 02/15/2024	19	19
6.000% due 06/15/2035 - 10/01/2037	507	645
6.500% due 10/25/2043	48	55
Ginnie Mae
1.875% due 05/20/2030 •	29	30
3.250% due 02/20/2049	2,412	2,744
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (d)	108,567	94,233
Resolution Funding Corp. STRIPS 0.000% due 01/15/2029 - 07/15/2029 (a)	3,891	3,422
Small Business Administration
5.290% due 12/01/2027	122	132
5.510% due 11/01/2027	31	34
Uniform Mortgage-Backed Security 5.500% due 04/01/2031 - 04/01/2049	2,427	2,657

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Total U.S. Government Agencies (Cost $150,086)		178,714

U.S. TREASURY OBLIGATIONS 63.6%
U.S. Treasury Bonds
1.125% due 05/15/2040 (i)	313,630	274,990
1.125% due 08/15/2040 (i)	460,190	401,947
1.375% due 11/15/2040	55,540	50,633
1.750% due 08/15/2041	213,000	206,577
1.875% due 02/15/2041 (i)	565,400	559,812
1.875% due 02/15/2051 (i)	171,175	169,423
1.875% due 11/15/2051	15,600	15,481
2.000% due 11/15/2041	192,000	194,250
2.000% due 02/15/2050 (i)	293,210	297,940
2.000% due 08/15/2051 (i)	229,800	234,324
2.250% due 05/15/2041 (i)(k)	30,600	32,159
2.250% due 08/15/2049 (k)	17,276	18,497
2.375% due 11/15/2049 (k)	875	962
2.500% due 02/15/2045 (k)	1,110	1,221
2.750% due 11/15/2042 (k)(m)	1,000	1,140
2.875% due 08/15/2045 (k)	2,345	2,754
2.875% due 05/15/2049 (m)	405	488
3.000% due 08/15/2048 (k)	7,990	9,780
3.125% due 02/15/2043 (k)	1,910	2,303
3.750% due 11/15/2043 (k)	6,137	8,118
4.750% due 02/15/2041 (k)	2,480	3,649
U.S. Treasury Notes
0.375% due 10/31/2023	18,900	18,792
1.125% due 10/31/2026 (k)(m)	15,900	15,798
1.500% due 11/30/2028 (m)	800	803
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(k)	71,900	57,680
0.000% due 08/15/2034 (a)	32,970	26,285
0.000% due 05/15/2035 (a)(k)	32,500	25,490
0.000% due 11/15/2036 (a)	37,600	28,425
0.000% due 08/15/2037 (a)(k)	8,900	6,593
0.000% due 08/15/2040 (d)(k)	5,930	4,176
0.000% due 05/15/2044 (d)(k)	15,400	9,903
0.000% due 08/15/2044 (d)	18,300	11,702
0.000% due 11/15/2044 (d)	11,350	7,219

Total U.S. Treasury Obligations (Cost $2,731,596)		2,699,314

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust 2.553% due 10/25/2035 ~	679	624
American Home Mortgage Assets Trust
0.223% due 10/25/2046 •	93	86
1.002% due 11/25/2046 •	1,584	644
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •	2	2
BAMLL Commercial Mortgage Securities Trust
1.160% due 04/15/2036 •	7,000	6,990
1.310% due 03/15/2034 •	2,400	2,401
Banc of America Funding Trust
2.603% due 02/20/2036 ~	164	165
2.787% due 05/25/2035 ~	5	5
3.417% due 01/20/2047 ^~	21	20
Banc of America Mortgage Trust 2.972% due 08/25/2035 ^~	442	448
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,769
4.957% due 08/10/2035 ~	8,700	9,501
Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 05/25/2034 ~	1	1
2.380% due 10/25/2035 •	29	29
2.779% due 11/25/2030 ~	34	34
2.846% due 02/25/2034 ~	5	5
3.000% due 11/25/2034 ~	17	17
3.179% due 05/25/2047 ^~	583	579
Bear Stearns ALT-A Trust
0.422% due 08/25/2036 ^•	2,957	2,825
2.459% due 10/25/2035 ^~	258	245
2.868% due 09/25/2035 ^~	2,536	1,917
2.889% due 11/25/2036 ^~	1,417	922
3.070% due 11/25/2036 ~	127	93
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	7,625
Chase Mortgage Finance Trust
3.135% due 03/25/2037 ^~	207	210
5.500% due 11/25/2035	1,862	1,731
ChaseFlex Trust 0.382% due 05/25/2037 •	4,186	4,071
Citigroup Mortgage Loan Trust
0.173% due 01/25/2037 •	26	25
0.903% due 08/25/2035 ^•	117	111

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.470% due 10/25/2035 •	18	19
Citigroup Mortgage Loan Trust, Inc.
2.190% due 09/25/2035 •	46	48
2.210% due 09/25/2035 •	24	26
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,463
3.815% due 04/10/2033 ~	7,300	7,630
Countrywide Alternative Loan Trust
0.299% due 12/20/2046 ^•	568	504
0.482% due 09/25/2046 ^•	615	605
0.522% due 05/25/2036 •	3,540	3,282
0.524% due 03/20/2046 •	140	119
0.662% due 02/25/2037 •	59	52
0.743% due 11/20/2035 •	3,255	3,151
0.744% due 12/20/2035 •	588	561
5.500% due 09/25/2035 ^	1,432	1,324
5.500% due 10/25/2035	2,929	2,215
5.500% due 11/25/2035	503	379
5.500% due 03/25/2036 ^	69	42
6.000% due 03/25/2036 ^	3,141	2,043
6.250% due 08/25/2037 ^	121	89
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •	59	52
0.742% due 03/25/2035 •	135	124
1.985% due 02/20/2036 ^•	38	34
1.991% due 02/20/2036 ^•	100	101
2.510% due 02/20/2035 ~	4	4
2.535% due 11/20/2034 ~	10	10
2.673% due 11/25/2034 ~	47	48
2.995% due 11/25/2037 ~	448	445
3.008% due 08/25/2034 ^~	4	4
5.250% due 05/25/2035	101	81
Countrywide Home Loan Reperforming REMIC Trust 0.522% due 07/25/2036 •	2,244	2,126
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.116% due 07/25/2033 ~	6	6
Credit Suisse Mortgage Capital Certificates 0.262% due 11/27/2036 •	1,443	1,442
Credit Suisse Mortgage Capital Trust
2.973% due 12/26/2059 ~	669	670
3.023% due 08/25/2060 ~	1,266	1,274
Downey Savings & Loan Association Mortgage Loan Trust 0.624% due 08/19/2045 •	60	59
First Horizon Mortgage Pass-Through Trust
2.773% due 08/25/2035 ~	10	8
3.363% due 12/25/2034 ~	1	2
GCAT LLC 2.981% due 09/25/2025 þ	1,661	1,674
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	5,225	5,105
GSMPS Mortgage Loan Trust 0.452% due 01/25/2036 •	458	386
GSR Mortgage Loan Trust
2.629% due 11/25/2035 ~	4	4
2.851% due 09/25/2035 ~	23	24
HarborView Mortgage Loan Trust
0.294% due 01/19/2038 •	1,595	1,557
0.309% due 12/19/2036 •	2,898	2,732
0.584% due 03/19/2036 ^•	10,232	10,222
3.873% due 07/19/2035 ^~	13	12
IndyMac INDX Mortgage Loan Trust
0.502% due 06/25/2046 •	396	367
2.928% due 12/25/2034 ~	10	11
3.069% due 04/25/2037 ^~	147	137
3.113% due 04/25/2037 ~	103	99
J.P. Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,712
JP Morgan Mortgage Trust
1.002% due 11/25/2049 •	663	665
1.002% due 12/25/2049 •	327	328
2.419% due 07/25/2035 ~	1,022	1,047
2.577% due 02/25/2035 ~	2	2
3.110% due 01/25/2037 ^~	20	19
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	1,508	1,512
Lehman XS Trust 0.462% due 12/25/2036 •	1,116	1,178
MASTR Adjustable Rate Mortgages Trust
0.312% due 04/25/2046 •	318	295
2.732% due 11/21/2034 ~	50	51
MASTR Alternative Loan Trust 5.500% due 01/25/2025	18	16
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.810% due 11/15/2031 •	22	22
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.550% due 12/15/2030 •	28	28

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •		141	141
1.926% due 05/25/2033 ~		11	11
2.240% due 02/25/2034 ~		5	5
2.331% due 05/25/2033 ~		4	4
2.590% due 07/25/2034 ~		76	78
Morgan Stanley Mortgage Loan Trust 0.402% due 08/25/2036 •		3,106	1,156
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		5,179	5,274
4.500% due 05/25/2058 ~		2,497	2,662
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~		13,758	4,280
Prime Mortgage Trust 0.502% due 02/25/2034 •		1	1
Residential Accredit Loans, Inc. Trust
0.522% due 04/25/2046 •		184	69
6.000% due 06/25/2036 ^		5,669	5,505
6.000% due 08/25/2036 ^		769	751
6.500% due 08/25/2036		1,463	1,472
Residential Asset Securitization Trust
0.502% due 01/25/2046 ^•		195	71
0.552% due 04/25/2035 ^•		49	29
Structured Adjustable Rate Mortgage Loan Trust
0.422% due 10/25/2035 •		39	39
0.542% due 05/25/2037 •		117	115
1.482% due 01/25/2035 ^•		46	44
2.360% due 12/25/2034 ~		62	63
2.792% due 08/25/2035 ~		15	14
Structured Asset Mortgage Investments Trust
0.522% due 04/25/2036 •		402	385
0.542% due 05/25/2036 •		140	137
0.604% due 07/19/2035 •		19	19
0.662% due 02/25/2036 ^•		335	323
0.722% due 12/25/2035 ^•		4	4
0.764% due 10/19/2034 •		12	12
Structured Asset Securities Corp. 2.227% due 12/25/2033 ~		9	9
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,992	3,120
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	13,721	18,718
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 05/25/2034 •		$407	365
0.642% due 12/25/2045 •		36	37
0.682% due 10/25/2045 •		441	442
0.722% due 01/25/2045 •		22	22
0.782% due 02/25/2047 ^•		366	353
0.782% due 03/25/2047 ^•		212	204
0.812% due 01/25/2047 •		1	1
0.842% due 04/25/2047 •		828	800
1.082% due 08/25/2046 •		774	778
1.482% due 08/25/2042 •		1	1
1.725% due 05/25/2046 •		30	30
1.725% due 08/25/2046 •		6,908	6,789
1.725% due 09/25/2046 •		14	14
1.725% due 10/25/2046 •		3	3
1.725% due 11/25/2046 •		44	44
2.429% due 03/25/2034 ~		71	73
2.704% due 12/25/2036 ^~		181	179
3.051% due 02/25/2037 ^~		211	215
3.109% due 07/25/2037 ^~		19	20
Washington Mutual Mortgage Pass-Through Certificates Trust 1.052% due 05/25/2046 ^•		336	294
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	3,517

Total Non-Agency Mortgage-Backed Securities (Cost $162,898)			167,034

ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp. Home Equity Loan Trust 1.077% due 05/25/2034 •		983	988
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.932% due 12/25/2034 •		5,087	5,099
American Money Management Corp. CLO Ltd. 0.992% due 04/17/2029 •		3,770	3,767
Argent Securities Trust 0.402% due 06/25/2036 •		6,348	5,007
Asset-Backed Securities Corp. Home Equity Loan Trust 1.947% due 05/25/2035 •		4,818	4,953
Bear Stearns Asset-Backed Securities Trust
0.442% due 12/25/2036 •		200	195
2.691% due 07/25/2036 ~		37	37
3.011% due 10/25/2036 ~		15	15
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		500	509

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust 0.162% due 07/25/2045 •		8	7
Citigroup Mortgage Loan Trust, Inc. 0.452% due 03/25/2037 •		688	647
Countrywide Asset-Backed Certificates
0.242% due 06/25/2047 ^•		920	886
0.362% due 12/25/2036 ^•		8,037	8,023
0.422% due 09/25/2047 •		7,102	6,045
0.582% due 03/25/2036 •		1,235	1,231
0.582% due 04/25/2037 •		541	505
0.992% due 02/25/2036 •		453	454
Countrywide Asset-Backed Certificates Trust 1.977% due 07/25/2035 •		100	101
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		18	14
0.992% due 07/25/2035 •		405	404
1.412% due 12/25/2035 •		681	685
3.595% due 04/25/2037 þ		310	308
Credit-Based Asset Servicing & Securitization Trust 0.172% due 01/25/2037 ^•		28	11
ECMC Group Student Loan Trust 0.853% due 02/27/2068 •		1,386	1,385
Encore Credit Receivables Trust 0.762% due 07/25/2035 •		1,535	1,559
First Franklin Mortgage Loan Trust
0.212% due 12/25/2037 •		1,780	1,755
0.402% due 08/25/2036 •		7,862	7,713
0.807% due 11/25/2036 •		9,400	9,302
1.152% due 09/25/2033 •		5,300	5,306
1.899% due 10/25/2033 •		3,792	3,842
First NLC Trust 0.172% due 08/25/2037 •		16	10
Fremont Home Loan Trust
0.242% due 01/25/2037 •		4,817	3,187
1.167% due 06/25/2035 •		4,804	4,811
Gallatin CLO Ltd. 1.180% due 01/21/2028 •		3,911	3,913
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,995	3,082
GE-WMC Mortgage Securities Trust 0.182% due 08/25/2036 •		$1	1
GSAMP Trust
0.172% due 12/25/2036 •		6	4
0.232% due 12/25/2046 •		1,461	978
0.242% due 11/25/2036 •		20,887	12,750
0.242% due 12/25/2036 •		1,793	1,202
0.252% due 08/25/2036 •		1,465	1,453
0.302% due 11/25/2036 •		211	130
0.302% due 01/25/2047 •		6,328	4,216
0.372% due 03/25/2047 •		892	878
0.422% due 04/25/2036 •		243	190
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,087	2,028
JP Morgan Mortgage Acquisition Corp. 0.822% due 12/25/2035 •		351	352
JP Morgan Mortgage Acquisition Trust 0.373% due 07/25/2036 •		1,885	1,694
LCCM Trust 1.550% due 11/15/2038 •		2,300	2,301
Legacy Mortgage Asset Trust 3.438% due 05/25/2059 þ		756	757
Lehman ABS Mortgage Loan Trust 0.192% due 06/25/2037 •		13	11
Long Beach Mortgage Loan Trust
0.257% due 08/25/2036 •		9,522	6,089
0.402% due 06/25/2036 •		17,138	10,905
0.662% due 10/25/2034 •		5	5
M360 Ltd. 1.604% due 11/22/2038 •		2,500	2,498
Magnetite Ltd. 1.023% due 11/15/2028 •		3,200	3,197
MASTR Asset-Backed Securities Trust
0.322% due 11/25/2036 •		3,027	2,254
0.462% due 02/25/2036 •		2,000	1,018
0.927% due 10/25/2034 •		3,447	3,436
MASTR Specialized Loan Trust 0.622% due 02/25/2036 •		3,004	2,945
Merrill Lynch Mortgage Investors Trust
0.702% due 01/25/2037 •		8,793	8,409
1.032% due 07/25/2035 •		874	873
MESA Trust 0.892% due 12/25/2031 •		9	9
Morgan Stanley ABS Capital, Inc. Trust
0.302% due 02/25/2037 •		2,352	1,404
0.322% due 10/25/2036 •		2,917	1,746
0.332% due 09/25/2036 •		3,664	2,123

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

0.432% due 02/25/2037 •		4,836	2,939
Mountain View CLO LLC 1.162% due 01/16/2031 •		1,000	999
MP CLO Ltd. 1.012% due 10/18/2028 •		6,722	6,730
New Century Home Equity Loan Trust
0.842% due 08/25/2034 •		11	10
1.182% due 01/25/2034 •		156	156
4.713% due 08/25/2035 þ		5	5
Newcastle Mortgage Securities Trust 0.822% due 03/25/2036 •		6,000	5,881
NovaStar Mortgage Funding Trust 0.272% due 01/25/2037 •		6,780	3,023
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		50	50
Option One Mortgage Loan Trust
0.342% due 04/25/2037 •		3,459	2,173
0.837% due 05/25/2035 •		1,000	992
Residential Asset Securities Corp. Trust 0.322% due 02/25/2037 •		2,100	2,042
Saxon Asset Securities Trust 0.777% due 11/25/2037 •		5,700	5,686
Securitized Asset-Backed Receivables LLC Trust
0.232% due 05/25/2037 ^•		41	36
0.682% due 12/25/2035 •		1,154	1,145
SLM Student Loan Trust 1.624% due 04/25/2023 •		3,138	3,163
Sound Point CLO Ltd. 1.114% due 01/23/2029 •		719	719
Soundview Home Loan Trust
0.182% due 06/25/2037 •		9	8
0.212% due 01/25/2037 •		4,004	3,469
0.273% due 07/25/2037 •		371	351
Structured Asset Investment Loan Trust 1.827% due 11/25/2034 •		2,253	2,295
Structured Asset Securities Corp. Mortgage Loan Trust
0.422% due 10/25/2036 •		4,478	4,336
1.203% due 10/25/2037 •		5,800	3,583
1.227% due 04/25/2035 •		2,456	2,459
Towd Point Mortgage Trust 1.102% due 05/25/2058 •		1,064	1,069
Venture CLO Ltd. 1.232% due 01/20/2029 •		1,600	1,600
Vibrant CLO Ltd. 1.240% due 07/20/2032 •		1,100	1,100
Wells Fargo Home Equity Asset-Backed Securities Trust
0.332% due 04/25/2037 •		1,039	1,025
0.372% due 07/25/2036 •		486	486

Total Asset-Backed Securities (Cost $213,697)			219,142

SOVEREIGN ISSUES 2.8%
Airport Authority
1.625% due 02/04/2031		5,000	4,821
2.625% due 02/04/2051		1,200	1,203
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,104	392
1.000% due 07/09/2029		386	141
1.125% due 07/09/2035 þ		7,625	2,478
2.500% due 07/09/2041 þ		540	193
Chile Government International Bond 3.250% due 09/21/2071		6,000	5,568
Colombia Government International Bond 7.375% due 09/18/2037		720	841
Dominican Republic International Bond 4.875% due 09/23/2032		800	815
Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	3,777
4.750% due 07/18/2047		$7,000	8,486
Israel Government International Bond 5.500% due 01/31/2022	ILS	1,300	420
Mexico Government International Bond
3.771% due 05/24/2061		$10,469	9,672
5.750% due 10/12/2110		10,400	11,968
Peru Government International Bond
5.400% due 08/12/2034	PEN	600	138
5.940% due 02/12/2029		17,950	4,616
6.150% due 08/12/2032		9,500	2,396
6.350% due 08/12/2028		3,000	792
6.950% due 08/12/2031		15,000	4,043
8.200% due 08/12/2026		27,100	7,762
Qatar Government International Bond 3.875% due 04/23/2023		$3,500	3,641
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	8,311
2.000% due 04/14/2033		2,700	2,808

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.625% due 12/02/2040		1,290	1,311
2.750% due 04/14/2041		850	867
2.875% due 04/13/2042		1,690	1,727
Saudi Government International Bond
3.750% due 01/21/2055		$8,100	8,711
4.500% due 04/22/2060		1,300	1,603
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	996
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	18,046

Total Sovereign Issues (Cost $121,066)			118,543

		SHARES
PREFERRED SECURITIES 1.3%
BANKING & FINANCE 0.4%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(e)		1,100,000	1,000
Capital Farm Credit ACA 5.000% due 03/15/2026 •(e)		2,700,000	2,754
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)		4,740,000	4,776
Charles Schwab Corp. 4.000% due 06/01/2026 •(e)		1,200,000	1,225
Citigroup, Inc.
3.875% due 02/18/2026 •(e)		1,000,000	1,002
4.000% due 12/10/2025 •(e)		850,000	859
CoBank ACB 4.250% due 01/01/2027 •(e)		2,400,000	2,460
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(e)		900,000	936
JPMorgan Chase & Co. 6.100% due 10/01/2024 •(e)		2,000,000	2,111

			17,123

INDUSTRIALS 0.1%
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(e)		2,800,000	2,786

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)		1,128,057	29,407
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(e)		3,616,000	3,763
Edison International 5.000% due 12/15/2026 •(e)		1,000,000	1,024

			34,194

Total Preferred Securities (Cost $54,632)			54,103

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.1%			5,843

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 0.1%
(0.171)% due 02/02/2022 - 12/07/2022 (c)(d)	ILS	13,300	4,278

Total Short-Term Instruments (Cost $10,078)			10,121

Total Investments in Securities (Cost $5,692,673)			5,840,269

		SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short Asset Portfolio		6,220,122	62,039
PIMCO Short-Term Floating NAV Portfolio III		1,520,862	14,780

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $77,042)	76,819

Total Investments in Affiliates (Cost $77,042)	76,819

Total Investments 139.4% (Cost $5,769,715)	$5,917,088
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $25,234)	(1,975)
Other Assets and Liabilities, net (39.4)%	(1,669,171)

Net Assets 100.0%	$4,245,942

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$30,511	$29,407	0.69%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	3,300	3,296	0.08
Deutsche Bank AG	3.035	05/28/2032	05/28/2021 - 06/11/2021	4,060	4,085	0.10
Deutsche Bank AG	3.729	01/14/2032	01/27/2021 - 02/01/2021	1,104	1,126	0.03
Morgan Stanley	7.500	04/02/2032	05/06/2020	3,165	3,019	0.07
Oracle Corp.	2.875	03/25/2031	03/22/2021	6,421	6,476	0.15
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,888	1,924	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021	5,091	5,303	0.12
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	3,844	3,971	0.09

$59,384	$58,607	1.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$5,843	U.S. Treasury Notes 1.250% due 03/31/2028	$(5,960)	$5,843	$5,843

Total Repurchase Agreements	$(5,960)	$5,843	$5,843

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(527,748)	$(527,796)
JPS	(0.100)	11/08/2021	01/10/2022	(1,905)	(1,905)
0.080	12/22/2021	01/04/2022	(137,582)	(137,586)
RCY	0.080	12/22/2021	01/06/2022	(94,185)	(94,187)
STR	0.060	01/03/2022	01/04/2022	(939,514)	(939,514)
0.070	12/31/2021	01/03/2022	(935,104)	(935,109)

Total Reverse Repurchase Agreements	$(2,636,097)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.090%	12/20/2021	01/12/2022	$(2,414)	$(2,414)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

0.090	12/22/2021	01/12/2022	(1,644)	(1,644)

Total Sale-Buyback Transactions	$(4,058)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$22,800	$(22,728)	$(22,681)

Total Short Sales (0.5)%	$(22,728)	$(22,681)

(i)	Securities with an aggregate market value of $ 1,724,269 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,631,374) at a weighted average interest rate of 0.053%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond March Futures	03/2022	157	$26,277	$(443)	$0	$(39)
U.S. Treasury 30-Year Bond March Futures	03/2022	584	93,696	109	328	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	451	88,903	465	705	0

$131	$1,033	$(39)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	3,699	$(807,018)	$528	$0	$(173)
U.S. Treasury 5-Year Note March Futures	03/2022	2,319	(280,545)	98	0	(163)
U.S. Treasury 10-Year Note March Futures	03/2022	306	(39,923)	(122)	0	(19)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	4,124	(603,908)	(10,662)	0	(1,096)

$(10,158)	$0	$(1,451)

Total Futures Contracts	$(10,027)	$1,033	$(1,490)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.679%	$800	$155	$(19)	$136	$1	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.796	500	102	(10)	92	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.411	1,600	20	(1)	19	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	5,500	89	5	94	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.679	300	4	1	5	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.277	2,800	21	0	21	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.248	EUR	5,000	33	11	44	1	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.388	$1,000	3	0	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	1,200	0	7	7	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	4,800	18	13	31	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2023	0.655	900	7	(1)	6	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	200	(1)	1	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	2,600	(14)	11	(3)	0	0
BP Capital Markets PLC	1.000	Quarterly	06/20/2028	0.677	EUR	5,200	117	9	126	0	(2)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.504	300	(1)	(10)	(11)	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.292	$3,800	27	1	28	1	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.448	300	8	0	8	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.013	800	(6)	6	0	0	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.728		200	2	1	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.881		200	27	(11)	16	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614		11,400	98	99	197	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675		2,200	25	10	35	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975		2,100	414	(6)	408	3	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.986		1,000	(21)	22	1	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	1.076		600	(5)	3	(2)	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.257		3,300	25	0	25	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.684		200	38	(4)	34	1	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.823		600	124	(2)	122	1	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.385		100	3	0	3	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.952		200	(1)	2	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.539		500	11	(1)	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582		2,200	51	(6)	45	0	0

							$1,373	$131	$1,504	$9	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$100	$(3)	$0	$(3)	$0	$0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		9,000	(320)	(40)	(360)	1	0
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		9,800	905	3	908	16	0
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		30,200	2,789	49	2,838	55	0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		100	3	(1)	2	0	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		40,200	988	9	997	16	0
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		928,700	21,963	1,086	23,049	403	0

							$26,325	$1,106	$27,431	$491	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028		$228,900	$495	$1,540	$2,035	$120	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		28,100	(1,194)	(810)	(2,004)	0	(89)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		47,500	(797)	(1,932)	(2,729)	0	(125)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	2,300	0	(26)	(26)	2	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		1,700	0	(16)	(16)	1	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		600	0	(6)	(6)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		24,300	30	(294)	(264)	16	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,200	51	(49)	2	2	0
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022		$174,800	526	1,433	1,959	32	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023		250,700	(276)	(9,460)	(9,736)	0	(53)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		38,600	(152)	120	(32)	4	0
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030		44,900	(94)	(496)	(590)	0	(19)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030		52,500	(147)	2,358	2,211	0	(18)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030		9,100	(107)	(633)	(740)	0	(5)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		71,800	3,595	(263)	3,332	0	(27)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031		13,300	(32)	124	92	0	(6)
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031		44,900	(199)	314	115	0	(24)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031		20,700	(89)	173	84	0	(11)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031		55,500	(208)	441	233	0	(38)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		155,160	2,887	10,102	12,989	0	(472)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051		53,720	(5,876)	(3,271)	(9,147)	233	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

$(1,587)	$(651)	$(2,238)	$410	$(887)

Total Swap Agreements	$26,111	$586	$26,697	$910	$(894)

(k)

Securities with an aggregate market value of $72,336 and cash of $7,619 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	PEN	19,460	$4,707	$0	$(164)
01/2022	$380	MXN	7,907	6	0
03/2022	MXN	7,907	$376	0	(6)
05/2022	ZAR	1,235	75	0	(1)
07/2022	PEN	53,208	13,243	90	0
11/2022	ZAR	984	62	3	0
BPS	01/2022	CAD	3,720	2,920	0	(21)
01/2022	IDR	544,208	38	0	(1)
01/2022	ILS	211	67	0	(1)
01/2022	MXN	7,907	386	0	0
01/2022	$96	RUB	7,025	0	(2)
04/2022	DKK	3,280	$512	9	0
05/2022	ZAR	940	59	1	0
08/2022	2,536	159	5	0
11/2022	2,873	179	6	0
BRC	01/2022	$175	PEN	704	1	0
CBK	01/2022	ILS	1,161	$369	0	(5)
01/2022	PEN	12,758	3,478	286	(4)
01/2022	$2,997	PEN	12,054	22	0
02/2022	ILS	5,002	$1,593	0	(16)
03/2022	2,001	638	0	(6)
03/2022	PEN	12,054	2,981	0	(25)
03/2022	$512	RUB	38,560	0	(4)
04/2022	DKK	3,495	$544	8	0
10/2022	ILS	500	160	0	(2)
12/2022	4,101	1,327	1	(4)
12/2022	$168	PEN	704	4	0
DUB	02/2022	ILS	1,201	$382	0	(4)
02/2022	$284	RUB	20,889	0	(7)
GLM	01/2022	1,187	86,674	0	(34)
02/2022	460	34,052	0	(8)
03/2022	MXN	12,155	$585	0	(1)
03/2022	$140	RUB	10,597	0	(1)
11/2022	ZAR	1,042	$65	2	0
HUS	01/2022	IDR	907,669	63	0	(1)
02/2022	$404	MXN	8,790	22	0
02/2022	702	RUB	50,895	0	(27)
03/2022	343	25,834	0	(3)
04/2022	DKK	870	$136	2	0
JPM	12/2022	ILS	500	162	0	0
MYI	01/2022	BRL	363	65	0	0
01/2022	$63	BRL	362	2	0
02/2022	BRL	363	$63	0	(2)
SCX	01/2022	EUR	35,383	39,886	0	(397)
02/2022	35,383	40,261	0	(46)
SSB	01/2022	BRL	362	64	0	(1)
UAG	01/2022	$158	RUB	11,446	0	(5)
02/2022	GBP	21,452	$28,826	0	(206)
03/2022	$427	RUB	32,254	0	(1)
11/2022	ZAR	2,304	$147	8	0

Total Forward Foreign Currency Contracts	$478	$(1,006)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	50,700	$3,166	$2,069

Total Purchased Options	$3,166	$2,069

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	16,900	$(20)	$(4)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	26,600	(31)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	400	(2)	0
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	13,500	(15)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	14,500	(14)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	18,600	(20)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	11,100	(12)	(8)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	11,500	(14)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	2,900	(4)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	11,900	(15)	(6)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	2,900	(4)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	10,300	(13)	(6)

$(164)	$(31)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395%	10/23/2023	247,500	$(3,175)	$(2,246)

$(3,175)	$(2,246)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	$100.344	02/07/2022	1,000	$(4)	$(2)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	1,000	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	1,000	(3)	0
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	1,000	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	1,000	(3)	(3)

$(19)	$(7)

Total Written Options	$(3,358)	$(2,284)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.026%	$6,160	$(159)	$(134)	$0	$(293)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.020	10,500	(526)	28	0	(498)

Total Swap Agreements	$(685)	$(106)	$0	$(791)

(m)

Securities with an aggregate market value of $1,434 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$56,728	$0	$56,728
Corporate Bonds & Notes
Banking & Finance	0	834,861	0	834,861
Industrials	0	1,018,355	0	1,018,355
Utilities	0	389,948	0	389,948
Municipal Bonds & Notes
California	0	20,644	0	20,644
Colorado	0	1,604	0	1,604
Georgia	0	11,881	0	11,881
Illinois	0	12,857	0	12,857
Indiana	0	1,338	0	1,338
Kansas	0	4,376	0	4,376
Nevada	0	1,711	0	1,711
New Jersey	0	1,587	0	1,587
New Mexico	0	1,239	0	1,239
New York	0	2,401	0	2,401
Ohio	0	8,808	0	8,808
Oregon	0	1,501	0	1,501
Pennsylvania	0	4,550	0	4,550
South Carolina	0	2,223	0	2,223
Texas	0	15,521	0	15,521
Wisconsin	0	1,165	0	1,165
U.S. Government Agencies	0	178,714	0	178,714
U.S. Treasury Obligations	0	2,699,314	0	2,699,314
Non-Agency Mortgage-Backed Securities	0	167,034	0	167,034
Asset-Backed Securities	0	216,060	3,082	219,142
Sovereign Issues	0	118,543	0	118,543
Preferred Securities
Banking & Finance	0	17,123	0	17,123
Industrials	0	2,786	0	2,786
Utilities	0	4,787	29,407	34,194
Short-Term Instruments
Repurchase Agreements	0	5,843	0	5,843
Israel Treasury Bills	0	4,278	0	4,278

	$0	$5,807,780	$32,489	$5,840,269
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$76,819	$0	$0	$76,819

Total Investments	$76,819	$5,807,780	$32,489	$5,917,088

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,681)	$0	$(22,681)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,943	0	1,943
Over the counter	0	2,547	0	2,547

	$0	$4,490	$0	$4,490
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(2,345)	0	(2,384)
Over the counter	0	(4,081)	0	(4,081)

	$(39)	$(6,426)	$0	$(6,465)

Total Financial Derivative Instruments	$(39)	$(1,936)	$0	$(1,975)

Totals	$76,780	$5,783,163	$32,489	$5,892,432

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.5%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$5,450	$5,658
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~		3,682	3,635
Ahlstrom-Munksjo Oyj 4.750% (LIBOR03M + 4.000%) due 02/04/2028 «~		3,474	3,483
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		4,000	4,003
AllSpring Buyer LLC 3.750% due 11/01/2028		3,282	3,292
Aramark Services, Inc. 1.851% (LIBOR03M + 1.750%) due 03/11/2025 ~		466	461
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		6,237	6,204
At Home Group, Inc. 4.750% (LIBOR03M + 4.250%) due 07/24/2028 ~		4,900	4,910
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~		2,784	2,791
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		14,385	14,329
3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~		3,765	3,771
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~		98	97
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,481	1,467
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		5,900	5,848
Castlelake LP 3.250% due 10/22/2026		2,285	2,279
Catalent Pharma Solutions, Inc. 2.500% (LIBOR03M + 2.000%) due 02/22/2028 ~		598	600
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		1,693	1,675
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/25/2027 ~		990	992
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~		2,382	2,370
CommScope, Inc. 3.352% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,662	1,644
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		5,097	5,101
CSC Holdings LLC 2.610% (LIBOR03M + 2.500%) due 04/15/2027 ~		1,649	1,632
Delos Finance SARL 1.974% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	6,307
Diamond Sports Group LLC 3.353% (LIBOR03M + 3.250%) due 08/24/2026 ~		4,888	2,297
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~		2,053	2,058
DT Midstream, Inc. 2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~		697	699
E.W. Scripps Co. 3.313% (LIBOR03M + 2.563%) due 05/01/2026 ~		878	878
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		3,419	3,399
GIP Blue Holding LP 5.000% (LIBOR03M + 4.500%) due 09/29/2028 «~		5,600	5,593
Grinding Media, Inc. 4.750% (LIBOR03M + 4.000%) due 10/12/2028 ~		4,190	4,192
Hilton Grand Vacations Borrower LLC 3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~		1,297	1,300
IMS Health, Inc. 2.750% due 03/07/2024	EUR	1,000	1,131
Ingram Micro, Inc. 4.000% (LIBOR03M + 3.500%) due 06/30/2028 ~		$7,562	7,575
Instant Brands Holdings, Inc. 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~		6,476	6,217
Intelsat Jackson Holdings S.A.
5.392% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		809	812
8.000% (PRIME + 4.750%) due 11/27/2023 ~		1,200	1,202
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		4,950	4,956
Jazz Financing Lux SARL 4.000% (LIBOR03M + 3.500%) due 05/05/2028 ~		3,085	3,101

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

KKR Apple Bidco, LLC 3.500% (LIBOR03M + 3.000%) due 09/23/2028 ~		2,000	1,996
LBM Acquisition LLC 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~		10,488	10,412
Level 3 Financing, Inc. 1.854% (LIBOR03M + 1.750%) due 03/01/2027 ~		337	333
MH Sub I LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		4,524	4,506
Nielsen Finance LLC 2.102% (LIBOR03M + 2.000%) due 10/04/2023 ~		231	232
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,550	1,731
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		$5,002	5,015
Parexel International Corp. 4.000% (LIBOR03M + 3.500%) due 11/15/2028 ~		900	901
Peraton Holding Corp. 4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~		8,560	8,580
Polaris Newco LLC 4.500% (LIBOR03M + 4.000%) due 06/02/2028 ~		4,190	4,194
PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~		2,089	2,048
Rackspace Hosting, Inc. 3.500% (LIBOR03M + 2.750%) due 02/15/2028 ~		4,069	4,044
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		3,533	3,534
Reynolds Group Holdings, Inc. 4.000% (LIBOR03M + 3.500%) due 09/20/2028 ~		1,596	1,595
Setanta Aircraft Leasing DAC 2.140% (LIBOR03M + 2.000%) due 11/05/2028 ~		4,500	4,505
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		5,500	5,829
Southwestern Energy Co. 3.000% due 06/22/2027		1,100	1,103
Spirit AeroSystems Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 01/15/2025 ~		2,195	2,201
SRS Distribution, Inc. 4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~		3,591	3,590
SS&C Technologies Holdings Europe SARL 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		633	626
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		780	772
Standard Industries, Inc. 3.000% (LIBOR03M + 2.500%) due 09/22/2028 ~		1,665	1,667
Tempo Acquisition LLC 3.500% (LIBOR03M + 3.000%) due 08/31/2028 ~		3,092	3,104
Trans Union LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2028 ~		2,000	1,998
U.S. Foods, Inc. 2.841% due 11/17/2028		1,500	1,501
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		2,084	2,084
USI, Inc. 3.474% (LIBOR03M + 3.250%) due 12/02/2026 ~		882	878
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		3,591	3,587
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)		2,854	856
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		693	695
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,247	1,232

Total Loan Participations and Assignments (Cost $218,105)			213,308

CORPORATE BONDS & NOTES 67.3%
BANKING & FINANCE 21.9%
AerCap Ireland Capital DAC 3.850% due 10/29/2041		8,400	8,765
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	1,485
3.375% due 08/15/2031		2,200	2,371
4.000% due 02/01/2050		800	936
4.850% due 04/15/2049		700	907
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •		1,400	1,406
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,840
Ally Financial, Inc. 8.000% due 11/01/2031		5,350	7,582
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	9,165
American Homes 4 Rent LP
4.250% due 02/15/2028		1,800	1,996

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.900% due 02/15/2029		300	347
American International Group, Inc. 4.750% due 04/01/2048		600	766
American Tower Corp.
2.950% due 01/15/2051		8,300	7,885
3.100% due 06/15/2050		10,900	10,631
3.700% due 10/15/2049		5,000	5,343
Aon Corp. 2.600% due 12/02/2031		1,200	1,222
Arch Capital Finance LLC 5.031% due 12/15/2046		500	649
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	2,644
Ares Finance Co. LLC 3.250% due 06/15/2030		1,100	1,136
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	2,015
3.600% due 09/15/2051		1,200	1,251
Aviation Capital Group LLC
3.875% due 05/01/2023		3,400	3,501
4.875% due 10/01/2025		4,500	4,870
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	2,045
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,350
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,355
2.625% due 04/28/2025		1,000	1,142
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)		800	969
Banco Bradesco S.A. 3.200% due 01/27/2025		$2,900	2,941
Banco BTG Pactual S.A.
2.750% due 01/11/2026		2,300	2,185
4.500% due 01/10/2025		3,100	3,131
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		200	212
Banco Mercantil del Norte S.A.
5.875% due 01/24/2027 •(d)		3,900	3,895
6.625% due 01/24/2032 •(d)(e)		3,600	3,589
7.500% due 06/27/2029 •(d)(e)		1,200	1,279
Bancolombia S.A. 4.625% due 12/18/2029 •		3,000	3,005
Bank of America Corp.
2.676% due 06/19/2041 •		19,400	18,706
2.972% due 07/21/2052 •		800	804
3.311% due 04/22/2042 •		17,200	18,111
3.946% due 01/23/2049 •		265	310
4.244% due 04/24/2038 •		185	217
4.330% due 03/15/2050 •		60	74
4.443% due 01/20/2048 •		100	125
7.750% due 05/14/2038		7,700	12,084
Bank of America N.A. 6.000% due 10/15/2036		1,200	1,647
Barclays PLC
6.125% due 12/15/2025 •(d)(e)		1,000	1,083
7.250% due 03/15/2023 •(d)(e)	GBP	1,200	1,702
7.750% due 09/15/2023 •(d)(e)		$200	215
7.875% due 03/15/2022 •(d)(e)		200	203
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		70	86
BGC Partners, Inc.
4.375% due 12/15/2025		600	643
5.375% due 07/24/2023		3,300	3,484
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	335
3.500% due 09/10/2049		2,500	2,716
Blackstone Secured Lending Fund 2.850% due 09/30/2028		3,000	2,927
BNP Paribas S.A. 4.625% due 02/25/2031 •(d)(e)		2,800	2,815
Brighthouse Financial, Inc. 3.850% due 12/22/2051		2,800	2,768
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,331
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	2,089
Brookfield Finance, Inc. 3.500% due 03/30/2051		8,700	9,143
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		700	725
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	4,222
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,437

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Chubb INA Holdings, Inc. 4.350% due 11/03/2045		85	105
CI Financial Corp. 4.100% due 06/15/2051		1,200	1,304
CIFI Holdings Group Co. Ltd. 5.950% due 10/20/2025		1,600	1,544
Citigroup, Inc. 8.125% due 07/15/2039		2,900	4,911
Cleveland Clinic Foundation 4.858% due 01/01/2114		45	67
CME Group, Inc. 4.150% due 06/15/2048		1,825	2,367
Cooperatieve Rabobank UA 5.250% due 05/24/2041		75	105
Corporate Office Properties LP 2.900% due 12/01/2033		1,100	1,077
Credit Suisse AG 6.500% due 08/08/2023 (e)		2,425	2,616
Credit Suisse Group AG
3.750% due 03/26/2025		500	531
3.869% due 01/12/2029 •		750	803
4.194% due 04/01/2031 •		600	662
5.250% due 02/11/2027 •(d)(e)		1,593	1,649
6.250% due 12/18/2024 •(d)(e)		2,800	2,990
6.375% due 08/21/2026 •(d)(e)		4,073	4,400
7.125% due 07/29/2022 •(d)(e)		1,600	1,641
7.500% due 12/11/2023 •(d)(e)		1,900	2,057
Crown Castle International Corp.
3.250% due 01/15/2051		900	887
4.300% due 02/15/2029		605	676
4.750% due 05/15/2047		2,650	3,259
5.200% due 02/15/2049		9,248	11,895
CubeSmart LP
2.500% due 02/15/2032		500	498
4.375% due 02/15/2029		1,900	2,151
Deutsche Bank AG
3.547% due 09/18/2031 •		5,400	5,690
3.729% due 01/14/2032 •(f)		5,900	6,039
3.961% due 11/26/2025 •		5,800	6,129
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		10,150	10,687
EPR Properties
3.750% due 08/15/2029		2,450	2,475
4.500% due 06/01/2027		1,167	1,233
Equinix, Inc.
3.000% due 07/15/2050		1,400	1,343
3.400% due 02/15/2052		2,500	2,555
Equitable Holdings, Inc. 4.350% due 04/20/2028		200	224
Erste Group Bank AG 4.250% due 10/15/2027 •(d)(e)	EUR	1,200	1,433
Essex Portfolio LP 2.650% due 03/15/2032		$3,000	3,014
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		2,000	2,105
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		2,500	2,783
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	8,101
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	7,760
First Republic Bank 4.625% due 02/13/2047		2,000	2,489
FMR LLC 6.450% due 11/15/2039		4,500	6,543
Ford Motor Credit Co. LLC
1.490% (US0003M + 1.270%) due 03/28/2022 ~		1,100	1,100
3.087% due 01/09/2023		1,600	1,629
5.584% due 03/18/2024		8,100	8,738
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		8,400	8,577
6.500% due 10/01/2025		1,400	1,449
Franklin Resources, Inc. 2.950% due 08/12/2051		900	869
Freedom Mortgage Corp.
6.625% due 01/15/2027		4,800	4,697
7.625% due 05/01/2026		300	307
8.250% due 04/15/2025		3,540	3,628
FS KKR Capital Corp. 3.125% due 10/12/2028		2,700	2,688
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	5,338
GLP Capital LP
4.000% due 01/15/2030		5,000	5,297
5.300% due 01/15/2029		3,600	4,092

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		3,000	3,025
4.017% due 10/31/2038 •		18,500	21,196
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	4,185
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,998
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,851
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,676
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	2,049
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,400	1,418
4.041% due 03/13/2028 •		7,100	7,680
4.583% due 06/19/2029 •		2,090	2,343
4.600% due 12/17/2030 •(d)(e)		1,400	1,402
5.875% due 09/28/2026 •(d)(e)	GBP	5,378	7,867
7.625% due 05/17/2032		$1,800	2,487
Intercontinental Exchange, Inc. 4.250% due 09/21/2048		1,185	1,452
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(d)	EUR	6,850	9,480
Invesco Finance PLC 5.375% due 11/30/2043		$55	73
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		4,000	3,771
JAB Holdings BV 2.200% due 11/23/2030		1,750	1,716
Jefferies Group LLC 6.500% due 01/20/2043		2,100	2,906
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	6,527
3.328% due 04/22/2052 •		18,400	19,737
3.964% due 11/15/2048 •		110	129
8.750% due 09/01/2030		275	416
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		6,400	1,712
9.750% due 09/28/2023 ^(b)		2,400	631
11.500% due 01/30/2023 ^(b)		400	105
Kennedy-Wilson, Inc. 5.000% due 03/01/2031		700	722
Kilroy Realty LP
2.500% due 11/15/2032		3,400	3,297
2.650% due 11/15/2033		1,000	973
Kimco Realty Corp. 3.700% due 10/01/2049		1,800	1,923
KKR Group Finance Co. LLC 3.500% due 08/25/2050		1,200	1,259
KWG Group Holdings Ltd. 6.000% due 09/15/2022		1,000	810
KWG Property Holding Ltd. 5.875% due 11/10/2024		2,100	1,538
Lazard Group LLC 4.375% due 03/11/2029		209	236
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,926
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	999
Life Storage LP 4.000% due 06/15/2029		1,600	1,776
Lincoln National Corp. 4.350% due 03/01/2048		3,000	3,615
Lloyds Bank PLC 7.500% due 04/02/2032 þ		4,600	3,680
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,060	4,339
7.875% due 06/27/2029 •(d)(e)	GBP	200	338
Loews Corp. 4.125% due 05/15/2043		$40	46
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	10,268
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	1,301
4.350% due 01/30/2047		200	248
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		2,500	3,112
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		2,800	2,944
4.500% due 01/15/2028		400	433
5.750% due 02/01/2027		1,900	2,149
Mid-America Apartments LP 2.875% due 09/15/2051		2,700	2,668
Midcap Financial Issuer Trust 6.500% due 05/01/2028		2,200	2,297

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		200	200
Mitsubishi UFJ Financial Group, Inc. 4.153% due 03/07/2039		2,200	2,606
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	3,132
2.869% due 09/13/2030 •		2,500	2,582
Morgan Stanley 7.500% due 04/02/2032 þ(f)		11,300	9,220
MPT Operating Partnership LP 3.500% due 03/15/2031		1,900	1,924
Nasdaq, Inc. 2.500% due 12/21/2040		2,000	1,852
Nationwide Building Society 3.960% due 07/18/2030 •		6,800	7,478
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	4,330
Natwest Group PLC
4.445% due 05/08/2030 •		4,100	4,609
4.892% due 05/18/2029 •		5,200	5,952
5.076% due 01/27/2030 •		4,100	4,759
5.125% due 05/12/2027 •(d)(e)	GBP	2,500	3,557
Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	445
4.875% due 04/15/2045		2,700	3,207
New Metro Global Ltd. 4.625% due 10/15/2025		2,600	2,250
Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,000	1,034
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		3,900	3,845
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,276
2.679% due 07/16/2030		6,200	6,179
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		1,600	1,521
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		3,000	3,400
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	665
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,971
Owl Rock Capital Corp. 2.875% due 06/11/2028		1,900	1,866
Pacific Life Insurance Co. 9.250% due 06/15/2039		14,605	25,171
Pacific LifeCorp 3.350% due 09/15/2050		700	755
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		5,530	5,709
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,150	1,178
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,472
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		6,600	6,675
Physicians Realty LP 3.950% due 01/15/2028		1,900	2,077
Pine Street Trust 5.568% due 02/15/2049		3,800	5,041
Pinnacol Assurance 8.625% due 06/25/2034 «(f)		7,000	9,253
Piper Sandler Cos. 5.200% due 10/15/2023		6,000	6,002
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025 (h)		3,200	2,676
Progressive Corp. 4.125% due 04/15/2047		500	607
Prologis LP 3.000% due 04/15/2050		2,223	2,296
Prudential Financial, Inc. 3.935% due 12/07/2049		106	124
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	32
Rayonier LP 2.750% due 05/17/2031		1,200	1,199
Realty Income Corp.
3.400% due 01/15/2028		3,300	3,561
3.950% due 08/15/2027		1,100	1,220
Regency Centers LP
4.400% due 02/01/2047		1,100	1,298
4.650% due 03/15/2049		500	623
Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,712
2.150% due 09/01/2031		1,500	1,418

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Santander UK Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,719
4.750% due 09/15/2025		3,400	3,712
6.750% due 06/24/2024 •(d)(e)	GBP	700	1,023
SBA Communications Corp.
3.125% due 02/01/2029		$2,200	2,115
3.875% due 02/15/2027		3,000	3,094
SBA Tower Trust 2.328% due 07/15/2052		200	204
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		1,300	1,327
5.250% due 05/23/2023 (e)		2,300	2,384
Seazen Group Ltd.
6.000% due 08/12/2024		2,300	1,961
6.450% due 06/11/2022		200	188
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	2,248
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		2,300	2,340
Sitka Holdings LLC 5.250% due 07/06/2026 •		8,700	8,907
SL Green Realty Corp. 4.500% due 12/01/2022		2,800	2,860
SLM Corp. 4.200% due 10/29/2025		1,600	1,674
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,886
Spirit Realty LP
3.200% due 02/15/2031		4,300	4,450
4.450% due 09/15/2026		1,300	1,432
Standard Chartered PLC 3.265% due 02/18/2036 •		1,300	1,284
Stellantis Finance US, Inc. 2.691% due 09/15/2031		3,100	3,052
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,208
STORE Capital Corp. 2.750% due 11/18/2030		1,400	1,390
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		7,100	6,972
Sunac China Holdings Ltd. 6.500% due 07/09/2023		4,200	2,751
Synchrony Financial 2.875% due 10/28/2031		3,800	3,796
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	485
6.850% due 12/16/2039		371	556
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	743	1,279
5.661% due 10/13/2041		49	86
5.744% due 04/13/2040		94	164
7.623% due 07/13/2039		3,055	5,948
Travelers Cos., Inc. 4.050% due 03/07/2048		$1,000	1,213
Trust Fibra Uno
6.390% due 01/15/2050		900	1,052
6.950% due 01/30/2044		5,300	6,487
UBS Group AG 4.375% due 02/10/2031 •(d)(e)		9,300	9,210
UDR, Inc. 4.400% due 01/26/2029		700	790
UniCredit SpA
5.459% due 06/30/2035 •		3,400	3,708
6.625% due 06/03/2023 •(d)	EUR	2,200	2,657
7.296% due 04/02/2034 •		$1,400	1,679
7.830% due 12/04/2023		6,900	7,696
Unum Group 4.500% due 12/15/2049		3,100	3,306
UPC Broadband Finco BV 4.875% due 07/15/2031		700	715
Ventas Realty LP 4.875% due 04/15/2049		500	627
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	503
5.700% due 07/15/2043		630	861
WEA Finance LLC 3.750% due 09/17/2024		900	945
Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	2,569
4.650% due 11/04/2044		70	85
Wells Fargo Bank N.A. 6.600% due 01/15/2038		3,700	5,381
Welltower, Inc.
4.950% due 09/01/2048		2,950	3,859
5.125% due 03/15/2043		800	994
6.500% due 03/15/2041		925	1,344

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	7,718
6.950% due 10/01/2027		16,922	21,409
7.375% due 03/15/2032		2,413	3,399
7.950% due 03/15/2025		200	238
Willis North America, Inc. 3.875% due 09/15/2049		725	789
Yango Justice International Ltd.
5.300% due 01/11/2022		200	52
7.500% due 04/15/2024		1,600	384
7.500% due 02/17/2025		300	72
9.250% due 04/15/2023		300	72

			856,017

INDUSTRIALS 32.6%
7-Eleven, Inc. 2.800% due 02/10/2051		3,000	2,789
AbbVie, Inc.
4.050% due 11/21/2039		2,900	3,334
4.400% due 11/06/2042		2,970	3,552
4.450% due 05/14/2046		7,000	8,486
4.700% due 05/14/2045		1,100	1,368
4.750% due 03/15/2045		3,000	3,751
4.850% due 06/15/2044		3,300	4,145
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,660
Activision Blizzard, Inc. 2.500% due 09/15/2050		1,900	1,669
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,800	1,781
Adani Transmission Ltd. 4.250% due 05/21/2036		815	833
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,100	1,154
Aetna, Inc. 4.125% due 11/15/2042		25	28
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,843	2,018
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	2,462
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		2,000	2,205
Altice Financing S.A. 2.250% due 01/15/2025	EUR	1,500	1,671
Altice France S.A. 3.375% due 01/15/2028		2,200	2,443
Altria Group, Inc.
3.875% due 09/16/2046		$3,200	3,102
5.800% due 02/14/2039		4,100	4,935
Amazon.com, Inc. 2.700% due 06/03/2060		6,400	6,188
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,217	2,235
3.375% due 11/01/2028		3,382	3,358
3.650% due 08/15/2030		3,161	3,308
4.000% due 01/15/2027		380	367
American Airlines, Inc.
5.500% due 04/20/2026		3,900	4,062
5.750% due 04/20/2029		600	642
Amgen, Inc.
2.800% due 08/15/2041		100	96
3.375% due 02/21/2050		3,200	3,338
4.563% due 06/15/2048		2,610	3,244
4.663% due 06/15/2051		5,053	6,482
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		600	605
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	12,087
4.900% due 02/01/2046		3,400	4,307
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	4,913
4.750% due 04/15/2058		6,500	8,060
4.950% due 01/15/2042		5,600	7,039
Anthem, Inc.
4.550% due 03/01/2048		1,900	2,375
4.650% due 01/15/2043		1,435	1,797
4.850% due 08/15/2054		85	111
5.100% due 01/15/2044		500	662
Aptiv PLC 3.100% due 12/01/2051		3,500	3,340
Arrow Electronics, Inc. 2.950% due 02/15/2032		2,700	2,730
At Home Group, Inc. 4.875% due 07/15/2028		700	691

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Bacardi Ltd. 5.300% due 05/15/2048		3,600	4,709
BAE Systems PLC 3.000% due 09/15/2050		1,800	1,757
Baker Hughes a GE Co. LLC 4.080% due 12/15/2047		500	569
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	328
BAT Capital Corp. 4.540% due 08/15/2047		5,800	6,080
Bayer U.S. Finance LLC
4.625% due 06/25/2038		1,800	2,106
4.700% due 07/15/2064		75	87
4.875% due 06/25/2048		3,400	4,189
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	4,500	5,879
Berry Global, Inc. 1.570% due 01/15/2026		$1,400	1,371
Biogen, Inc. 3.250% due 02/15/2051		1,122	1,104
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,100	2,172
Boeing Co.
3.625% due 02/01/2031 (h)		7,900	8,434
3.650% due 03/01/2047		800	807
5.150% due 05/01/2030		7,900	9,212
5.705% due 05/01/2040		6,400	8,232
5.805% due 05/01/2050		5,700	7,733
5.930% due 05/01/2060		7,760	10,798
Bombardier, Inc. 7.500% due 12/01/2024		100	104
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		1,500	1,586
Boston Scientific Corp.
4.700% due 03/01/2049		4,600	5,841
6.750% due 11/15/2035		1,500	2,084
Boyne USA, Inc. 4.750% due 05/15/2029		400	413
BRF S.A. 5.750% due 09/21/2050		3,400	3,388
Bristol-Myers Squibb Co. 4.250% due 10/26/2049		630	780
British Airways Pass-Through Trust
3.300% due 06/15/2034		3,388	3,500
4.125% due 03/20/2033		2,448	2,486
Broadcom, Inc.
2.600% due 02/15/2033		2,000	1,953
3.137% due 11/15/2035		1,728	1,740
3.187% due 11/15/2036		1,611	1,611
3.419% due 04/15/2033		7,649	8,027
3.469% due 04/15/2034		1,600	1,677
3.500% due 02/15/2041		5,300	5,449
4.110% due 09/15/2028		5,954	6,533
4.150% due 11/15/2030		3,889	4,317
4.300% due 11/15/2032		3,500	3,938
Caesars Entertainment, Inc. 6.250% due 07/01/2025		2,200	2,312
Caesars Resort Collection LLC 5.750% due 07/01/2025		400	418
Canadian Natural Resources Ltd. 6.250% due 03/15/2038		40	53
Canadian Pacific Railway Co. 6.125% due 09/15/2115		6,470	9,677
Carnival Corp. 4.000% due 08/01/2028		4,600	4,575
CCO Holdings LLC 4.500% due 06/01/2033		1,200	1,226
CDW LLC 3.569% due 12/01/2031		1,900	1,980
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047		481	545
Cellnex Finance Co. S.A. 3.875% due 07/07/2041		600	575
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047		1,500	1,744
Centene Corp. 4.625% due 12/15/2029		1,900	2,052
CF Industries, Inc.
5.150% due 03/15/2034		3,200	3,876
5.375% due 03/15/2044		2,800	3,535
Champion Path Holdings Ltd. 4.850% due 01/27/2028		2,100	2,014
Charter Communications Operating LLC
3.500% due 06/01/2041		2,500	2,442
3.700% due 04/01/2051		11,000	10,663
3.850% due 04/01/2061		9,600	9,080

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.900% due 06/01/2052	3,800	3,818
4.400% due 12/01/2061	3,100	3,215
4.800% due 03/01/2050	5,000	5,612
5.125% due 07/01/2049	7,000	8,139
5.375% due 05/01/2047	5,100	6,101
5.750% due 04/01/2048	3,025	3,781
6.484% due 10/23/2045	80	109
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,270
3.700% due 11/15/2029	6,500	6,968
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,100	2,125
Children's Hospital Corp. 4.115% due 01/01/2047	25	31
Churchill Downs, Inc. 4.750% due 01/15/2028	3,500	3,628
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026	4,200	4,104
Cigna Corp.
3.875% due 10/15/2047	115	129
4.900% due 12/15/2048	40	52
Coca-Cola Femsa S.A.B. de C.V. 5.250% due 11/26/2043	80	104
Colonial Pipeline Co. 4.250% due 04/15/2048	20	24
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	66
Comcast Corp.
2.937% due 11/01/2056	1,749	1,671
3.999% due 11/01/2049	25	29
4.000% due 08/15/2047	9,400	10,839
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	8,228
Constellation Brands, Inc. 4.500% due 05/09/2047	1,200	1,440
Continental Resources, Inc. 5.750% due 01/15/2031	1,600	1,887
Corning, Inc. 5.450% due 11/15/2079	1,000	1,324
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	1,141
4.500% due 08/01/2047	5,100	5,891
CoStar Group, Inc. 2.800% due 07/15/2030	800	801
Coty, Inc. 5.000% due 04/15/2026	6,300	6,498
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	4,647
CRH America, Inc. 5.125% due 05/18/2045	30	39
CSN Resources S.A.
4.625% due 06/10/2031	1,900	1,811
7.625% due 04/17/2026	2,500	2,628
CSX Corp.
3.800% due 11/01/2046	75	85
4.250% due 11/01/2066	20	25
CVS Health Corp.
4.780% due 03/25/2038	705	860
5.300% due 12/05/2043	6,700	8,864
CVS Pass-Through Trust
4.704% due 01/10/2036	1,427	1,607
7.507% due 01/10/2032	11,925	14,774
8.353% due 07/10/2031	258	329
Daimler Trucks Finance North America LLC 2.500% due 12/14/2031	3,000	3,002
DaVita, Inc. 4.625% due 06/01/2030	3,500	3,589
Dell International LLC
3.450% due 12/15/2051	6,600	6,348
6.020% due 06/15/2026	1,500	1,735
8.100% due 07/15/2036	3,778	5,757
8.350% due 07/15/2046	737	1,228
Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	3,061
4.500% due 10/20/2025	1,200	1,262
4.750% due 10/20/2028	2,600	2,841
7.000% due 05/01/2025	877	1,004
7.375% due 01/15/2026 (h)	6,293	7,415
Devon Energy Corp. 4.750% due 05/15/2042	2,390	2,773
Diamondback Energy, Inc. 4.750% due 05/31/2025	2,800	3,070
Eastern Gas Transmission & Storage, Inc. 4.600% due 12/15/2044	1,200	1,431
eBay, Inc. 3.650% due 05/10/2051	2,900	3,160

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Ecopetrol S.A. 7.375% due 09/18/2043		3,750	4,140
Embotelladora Andina S.A. 3.950% due 01/21/2050		800	830
Embraer Netherlands Finance BV 5.400% due 02/01/2027		500	521
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		3,170	3,177
Enbridge Energy Partners LP 5.500% due 09/15/2040		500	644
Enbridge, Inc. 4.500% due 06/10/2044		271	318
Energy Transfer LP
5.150% due 03/15/2045		6,000	6,796
5.250% due 04/15/2029		2,900	3,325
5.300% due 04/01/2044		1,400	1,607
5.350% due 05/15/2045		2,465	2,840
5.950% due 10/01/2043		50	60
6.125% due 12/15/2045		2,819	3,514
6.250% due 04/15/2049		700	916
6.500% due 02/01/2042		6,400	8,264
7.500% due 07/01/2038		3,004	4,150
EnLink Midstream Partners LP 5.450% due 06/01/2047		1,200	1,212
Entergy Louisiana LLC 4.200% due 04/01/2050		4,200	5,010
Enterprise Products Operating LLC
4.450% due 02/15/2043		5,697	6,514
4.850% due 03/15/2044		6,579	7,938
4.875% due 08/16/2077 •		2,900	2,719
4.950% due 10/15/2054		830	1,051
5.950% due 02/01/2041		2,400	3,192
Expedia Group, Inc. 3.250% due 02/15/2030		5,000	5,108
Exxon Mobil Corp. 4.114% due 03/01/2046		90	105
Ferguson Finance PLC 3.250% due 06/02/2030		700	737
Fiserv, Inc. 4.400% due 07/01/2049		1,355	1,618
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		7,300	7,339
Flex Ltd. 4.875% due 06/15/2029		2,000	2,271
Ford Foundation 2.815% due 06/01/2070		1,600	1,656
Fortune Star BVI Ltd. 6.850% due 07/02/2024		2,300	2,381
Fox Corp. 5.576% due 01/25/2049		2,425	3,318
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		1,800	1,722
GATX Corp. 4.500% due 03/30/2045		1,038	1,200
Gazprom PJSC Via Gaz Capital S.A.
3.125% due 11/17/2023	EUR	2,600	3,092
4.250% due 04/06/2024	GBP	7,000	9,875
5.150% due 02/11/2026		$8,400	9,003
6.510% due 03/07/2022		700	707
GE Capital Funding LLC 4.550% due 05/15/2032		7,450	8,820
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		6,800	8,126
Gilead Sciences, Inc. 4.150% due 03/01/2047		3,465	4,090
Global Payments, Inc. 4.150% due 08/15/2049		1,700	1,944
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		2,300	2,237
HCA, Inc.
3.500% due 07/15/2051		4,900	5,007
5.125% due 06/15/2039		2,400	2,961
HealthEquity, Inc. 4.500% due 10/01/2029		2,250	2,230
Helmerich & Payne, Inc. 2.900% due 09/29/2031		3,950	3,881
Hess Corp. 7.300% due 08/15/2031		1,974	2,631
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		4,400	4,709
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		7,350	7,545
Holcim Finance U.S. LLC 4.750% due 09/22/2046		2,521	3,108
Humana, Inc.
4.625% due 12/01/2042		40	49

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.800% due 03/15/2047	1,600	2,039
Hyatt Hotels Corp.
4.375% due 09/15/2028	800	866
5.750% due 04/23/2030	900	1,075
Imperial Brands Finance PLC 3.875% due 07/26/2029	6,700	7,105
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050	1,000	1,095
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,948
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030	2,000	1,963
4.375% due 06/01/2047	800	931
5.000% due 09/26/2048	5,800	7,474
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,281	1,294
Johnson Controls, Inc.
4.950% due 07/02/2064	20	22
5.700% due 03/01/2041	55	67
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	643
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	45
6.950% due 01/15/2038	270	374
7.400% due 03/15/2031	100	134
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,534
7.420% due 02/15/2037	2,980	3,987
8.050% due 10/15/2030	3,825	5,188
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	2,318
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,395
3.200% due 08/08/2024	200	204
3.500% due 08/18/2026	23,400	23,711
3.900% due 08/08/2029	4,400	4,435
Legacy LifePoint Health LLC 4.375% due 02/15/2027	100	101
Lenovo Group Ltd. 3.421% due 11/02/2030	1,600	1,615
Level 3 Financing, Inc. 3.625% due 01/15/2029	3,800	3,616
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	4,000	3,980
6.500% due 05/15/2027	2,860	3,132
Lowe's Cos., Inc. 2.800% due 09/15/2041	2,700	2,639
Magellan Midstream Partners LP 3.950% due 03/01/2050	2,300	2,443
Marathon Oil Corp.
5.200% due 06/01/2045	800	960
6.600% due 10/01/2037	500	654
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	2,480
Marriott International, Inc.
3.500% due 10/15/2032	200	210
4.625% due 06/15/2030	1,900	2,140
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029	2,550	2,571
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	4,080
Masco Corp. 4.500% due 05/15/2047	2,200	2,646
McDonald's Corp.
4.450% due 09/01/2048	25	31
4.875% due 12/09/2045	85	109
MDC Holdings, Inc. 3.966% due 08/06/2061	500	479
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	10,928
5.250% due 04/26/2026	2,100	2,076
5.375% due 12/04/2029	1,900	1,846
5.625% due 07/17/2027	800	791
5.750% due 07/21/2028	1,700	1,712
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	51
MGM China Holdings Ltd.
4.750% due 02/01/2027	6,408	6,354
5.250% due 06/18/2025	1,700	1,689
5.875% due 05/15/2026	2,138	2,146
Micron Technology, Inc. 3.477% due 11/01/2051	7,300	7,484
Midas OpCo Holdings LLC 5.625% due 08/15/2029	3,900	3,999
Moody's Corp.
2.550% due 08/18/2060	1,900	1,673

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.875% due 12/17/2048		35	47
MPLX LP
4.125% due 03/01/2027		40	44
4.500% due 04/15/2038		25	28
4.900% due 04/15/2058		1,900	2,193
5.200% due 12/01/2047		60	73
Netflix, Inc.
4.875% due 04/15/2028		1,700	1,941
5.375% due 11/15/2029		700	832
New York and Presbyterian Hospital 4.063% due 08/01/2056		45	58
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		3,225	4,241
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		7,100	7,671
4.810% due 09/17/2030		700	784
Northern Natural Gas Co. 4.300% due 01/15/2049		5,000	5,864
Northwell Healthcare, Inc.
3.809% due 11/01/2049		2,500	2,782
4.260% due 11/01/2047		30	35
Novartis Capital Corp. 4.400% due 05/06/2044		35	45
NVR, Inc. 3.000% due 05/15/2030		3,600	3,745
NXP BV
3.400% due 05/01/2030		1,000	1,067
4.300% due 06/18/2029		4,000	4,486
5.550% due 12/01/2028		600	719
Occidental Petroleum Corp.
7.000% due 11/15/2027		600	684
7.150% due 05/15/2028		1,722	2,022
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (c)(d)		1,253	12
ONE Gas, Inc.
4.500% due 11/01/2048		20	25
4.658% due 02/01/2044		50	62
ONEOK Partners LP 6.125% due 02/01/2041		7,125	9,008
Oracle Corp.
3.600% due 04/01/2050		8,191	8,036
3.650% due 03/25/2041 (f)		5,700	5,771
3.850% due 04/01/2060		10,715	10,613
3.950% due 03/25/2051 (f)		8,600	8,943
4.100% due 03/25/2061 (f)		8,500	8,881
4.375% due 05/15/2055		1,100	1,208
Owens Corning
4.300% due 07/15/2047		3,018	3,463
4.400% due 01/30/2048		700	822
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		6,600	7,154
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		1,600	1,623
Petroleos Mexicanos 6.700% due 02/16/2032		7,279	7,366
PetSmart, Inc. 4.750% due 02/15/2028		1,650	1,696
Philip Morris International, Inc. 3.875% due 08/21/2042		2,600	2,803
Pioneer Natural Resources Co. 7.200% due 01/15/2028		17,016	21,254
Prosus NV
3.680% due 01/21/2030		1,000	1,030
3.832% due 02/08/2051		2,700	2,525
Quanta Services, Inc. 3.050% due 10/01/2041		4,000	3,875
QVC, Inc. 5.950% due 03/15/2043		2,865	2,858
Raytheon Technologies Corp.
4.050% due 05/04/2047		1,305	1,513
4.350% due 04/15/2047		700	853
4.450% due 11/16/2038		800	966
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	3,600	4,027
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		$900	852
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		1,800	1,876
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,826
6.150% due 09/15/2043		500	614
7.250% due 06/15/2037		660	881
Rockcliff Energy LLC 5.500% due 10/15/2029		3,500	3,611
Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	2,297

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.950% due 07/15/2029		3,000	3,199
Rolls-Royce PLC
3.625% due 10/14/2025		1,300	1,321
4.625% due 02/16/2026 (h)	EUR	3,300	4,170
5.750% due 10/15/2027		$900	996
5.750% due 10/15/2027	GBP	100	151
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		$119	133
Royalty Pharma PLC 3.550% due 09/02/2050		4,300	4,273
S&P Global, Inc. 3.250% due 12/01/2049		1,700	1,848
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	877
4.500% due 05/15/2030		7,200	8,129
Sands China Ltd.
4.375% due 06/18/2030		4,500	4,598
5.400% due 08/08/2028		400	431
Santos Finance Ltd. 3.649% due 04/29/2031		4,500	4,586
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	4,884
Seagate HDD Cayman 4.125% due 01/15/2031		700	729
Southern Co.
3.750% due 09/15/2051 •		2,000	2,005
4.250% due 07/01/2036		3,640	4,114
4.400% due 07/01/2046		35	41
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	78
7.350% due 02/15/2031		1,400	1,839
Southwest Airlines Co. 5.250% due 05/04/2025		600	667
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,941
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	8,835
7.500% due 04/15/2025		2,400	2,520
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		198	205
Standard Industries, Inc.
4.750% due 01/15/2028		1,405	1,453
5.000% due 02/15/2027		2,500	2,577
Starbucks Corp. 4.500% due 11/15/2048		40	50
Station Casinos LLC 4.500% due 02/15/2028		900	907
Sutter Health
3.161% due 08/15/2040		350	361
3.361% due 08/15/2050		400	420
Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,623
7.000% due 03/16/2047		1,840	2,334
Syneos Health, Inc. 3.625% due 01/15/2029		900	890
Syngenta Finance NV 5.676% due 04/24/2048		4,300	5,308
Synnex Corp. 2.650% due 08/09/2031		1,500	1,444
T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	4,601
3.400% due 10/15/2052		6,900	6,881
3.600% due 11/15/2060		7,300	7,251
3.875% due 04/15/2030		6,695	7,329
Telefonica Emisiones S.A. 4.895% due 03/06/2048		3,500	4,220
Tencent Holdings Ltd.
2.390% due 06/03/2030		1,800	1,765
3.240% due 06/03/2050		2,700	2,553
3.290% due 06/03/2060		700	649
3.840% due 04/22/2051		5,800	6,104
3.925% due 01/19/2038		400	426
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,559
8.375% due 06/15/2032		1,275	1,827
Time Warner Cable LLC
4.500% due 09/15/2042		820	896
5.250% due 07/15/2042	GBP	800	1,420
5.500% due 09/01/2041		$6,225	7,562
5.875% due 11/15/2040		4,520	5,651
6.550% due 05/01/2037		1,400	1,835
6.750% due 06/15/2039		4,984	6,803
7.300% due 07/01/2038		6,900	9,782
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,644

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	5,605
7.625% due 01/15/2039		1,925	3,001
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	5,384
Transocean, Inc. 7.250% due 11/01/2025		600	463
Travel + Leisure Co.
4.625% due 03/01/2030		2,200	2,218
6.625% due 07/31/2026		1,450	1,610
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	1,070
Unigel Luxembourg S.A. 8.750% due 10/01/2026		2,200	2,334
Union Pacific Corp. 3.875% due 02/01/2055		35	41
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,397	4,375
3.100% due 01/07/2030		473	488
3.450% due 01/07/2030		3,866	3,925
4.000% due 10/11/2027		514	539
4.150% due 02/25/2033		2,049	2,246
4.300% due 02/15/2027		45	47
4.550% due 02/25/2033		3,612	3,897
5.875% due 04/15/2029		3,252	3,568
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	196
3.875% due 08/15/2059		500	600
University of Southern California 5.250% due 10/01/2111		40	64
Univision Communications, Inc. 5.125% due 02/15/2025		1,900	1,921
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		1,700	2,088
Vale Overseas Ltd.
6.250% due 08/10/2026		3,500	4,056
6.875% due 11/21/2036		6,639	8,833
6.875% due 11/10/2039		1,300	1,747
Verisk Analytics, Inc. 3.625% due 05/15/2050		2,000	2,181
Viking Cruises Ltd. 13.000% due 05/15/2025		5,400	6,119
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		2,800	2,800
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		800	42
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,823
Vmed O2 UK Financing PLC
4.250% due 01/31/2031		$1,800	1,767
4.750% due 07/15/2031		200	203
VMware, Inc.
2.200% due 08/15/2031		5,900	5,801
3.900% due 08/21/2027		400	436
4.700% due 05/15/2030		2,100	2,447
Walt Disney Co. 3.500% due 05/13/2040		5,000	5,487
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	790
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	3,544
5.100% due 09/15/2045		400	493
6.300% due 04/15/2040		1,900	2,578
Woodside Finance Ltd.
3.650% due 03/05/2025		100	105
3.700% due 09/15/2026		1,300	1,385
3.700% due 03/15/2028		1,126	1,203
Wynn Las Vegas LLC 5.250% due 05/15/2027		500	512
Wynn Macau Ltd.
5.500% due 10/01/2027		5,100	4,748
5.625% due 08/26/2028		3,850	3,571
Wynn Resorts Finance LLC 5.125% due 10/01/2029		5,661	5,754
Yara International ASA
3.148% due 06/04/2030		100	103
4.750% due 06/01/2028		1,100	1,250
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,026	1,136
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	229

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.450% due 08/15/2045	2,397	2,855

		1,271,322

UTILITIES 12.8%
AEP Texas, Inc. 4.150% due 05/01/2049	1,600	1,825
Alabama Power Co.
3.450% due 10/01/2049	2,100	2,231
4.150% due 08/15/2044	35	41
Ameren Illinois Co. 3.250% due 03/15/2050	1,000	1,068
Arizona Public Service Co.
3.350% due 05/15/2050	1,500	1,531
3.500% due 12/01/2049	1,400	1,464
4.500% due 04/01/2042	700	817
AT&T, Inc.
3.100% due 02/01/2043	350	341
3.500% due 09/15/2053	6,630	6,701
3.500% due 02/01/2061	700	691
3.550% due 09/15/2055	15,089	15,169
3.650% due 06/01/2051	8,300	8,615
3.650% due 09/15/2059	34,318	34,725
3.800% due 12/01/2057	30,117	31,425
3.850% due 06/01/2060	14,500	15,190
Atmos Energy Corp. 4.125% due 10/15/2044	25	29
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	3,900	4,101
Baltimore Gas & Electric Co. 3.200% due 09/15/2049	4,000	4,188
Berkshire Hathaway Energy Co. 5.150% due 11/15/2043	85	110
Black Hills Corp. 3.875% due 10/15/2049	1,900	2,089
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	1,415
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	2,755
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030	4,800	4,759
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	486
Comision Federal de Electricidad 5.750% due 02/14/2042	55	60
Commonwealth Edison Co.
3.650% due 06/15/2046	55	61
4.000% due 03/01/2048	700	820
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	4,500	4,763
3.700% due 11/15/2059	1,700	1,820
4.500% due 05/15/2058	4,600	5,648
4.625% due 12/01/2054	40	50
4.650% due 12/01/2048	1,900	2,360
Consumers Energy Co. 4.050% due 05/15/2048	2,500	2,990
Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,640
5.950% due 06/15/2035	35	46
DTE Electric Co. 4.050% due 05/15/2048	1,600	1,908
Duke Energy Carolinas LLC 3.950% due 03/15/2048	6,000	6,932
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,932
3.500% due 06/15/2051	1,900	1,967
3.950% due 08/15/2047	2,300	2,548
4.800% due 12/15/2045	85	105
Duke Energy Florida LLC
3.400% due 10/01/2046	55	58
4.200% due 07/15/2048	25	30
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	1,093
3.600% due 09/15/2047	900	994
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	686
E.ON International Finance BV 6.650% due 04/30/2038	600	851
Edison International 5.750% due 06/15/2027	1,400	1,597
Electricite de France S.A. 4.950% due 10/13/2045	2,150	2,704
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	2,480
Enable Midstream Partners LP 5.000% due 05/15/2044	2,257	2,430

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Endeavor Energy Resources LP 5.750% due 01/30/2028	1,250	1,334
Enel Finance International NV
2.875% due 07/12/2041	9,750	9,366
4.750% due 05/25/2047	3,000	3,689
Exelon Corp. 5.625% due 06/15/2035	200	255
Exelon Generation Co. LLC 5.600% due 06/15/2042	2,195	2,599
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	8,006
Florida Power & Light Co. 4.125% due 06/01/2048	120	148
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,100	2,141
6.000% due 11/27/2023	4,600	4,934
Georgia Power Co.
4.300% due 03/15/2042	80	91
4.750% due 09/01/2040	1,000	1,182
Greenko Dutch BV 3.850% due 03/29/2026	3,940	3,989
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025	1,700	1,738
Gulf Power Co. 4.550% due 10/01/2044	4,000	4,594
Indiana Michigan Power Co.
4.250% due 08/15/2048	20	24
4.550% due 03/15/2046	400	491
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,760
Jersey Central Power & Light Co.
2.750% due 03/01/2032	1,700	1,725
6.150% due 06/01/2037	250	332
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	2,719
MidAmerican Energy Co.
3.650% due 08/01/2048	75	84
4.250% due 05/01/2046	3,450	4,214
4.250% due 07/15/2049	4,225	5,226
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,955
Monongahela Power Co. 5.400% due 12/15/2043	4,224	5,463
Nevada Power Co. 3.125% due 08/01/2050	5,300	5,381
New England Power Co. 3.800% due 12/05/2047	6,300	6,905
New York State Electric & Gas Corp. 3.300% due 09/15/2049	500	524
NGPL PipeCo LLC 7.768% due 12/15/2037	800	1,124
NiSource, Inc.
3.950% due 03/30/2048	1,245	1,402
4.375% due 05/15/2047	1,800	2,125
5.800% due 02/01/2042	300	396
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)	1,140	631
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	301	296
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	5,886	1,177
Ohio Power Co.
2.900% due 10/01/2051	2,700	2,610
4.000% due 06/01/2049	85	98
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (a)	1,400	1,230
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049	110	128
ONEOK, Inc. 5.200% due 07/15/2048	2,450	2,968
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,289
3.250% due 06/01/2031	1,500	1,507
3.300% due 08/01/2040	2,700	2,508
3.500% due 08/01/2050	7,850	7,292
3.750% due 07/01/2028	2,400	2,498
3.950% due 12/01/2047	4,800	4,635
4.000% due 12/01/2046	100	97
4.300% due 03/15/2045	1,600	1,621
4.500% due 07/01/2040	4,200	4,382
4.500% due 12/15/2041	2,900	2,899
4.550% due 07/01/2030	5,700	6,169
4.650% due 08/01/2028	1,300	1,419
4.750% due 02/15/2044	1,200	1,247
4.950% due 07/01/2050	3,400	3,712

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

PacifiCorp 6.000% due 01/15/2039		90	123
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	900	1,328
6.625% due 01/16/2034		150	225
6.750% due 06/03/2050		$3,300	3,457
6.900% due 03/19/2049		900	960
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		2,900	2,986
3.640% due 11/01/2046		1,000	1,066
PT Perusahaan Listrik Negara 4.000% due 06/30/2050		4,000	3,889
Puget Energy, Inc. 4.100% due 06/15/2030		500	541
Puget Sound Energy, Inc. 4.223% due 06/15/2048		2,700	3,200
Rio Oil Finance Trust
8.200% due 04/06/2028		4,268	4,849
9.250% due 07/06/2024		1,935	2,084
San Diego Gas & Electric Co.
3.750% due 06/01/2047		1,895	2,109
4.100% due 06/15/2049		1,578	1,871
4.150% due 05/15/2048		2,795	3,339
4.500% due 08/15/2040		2,700	3,288
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044		5,100	6,615
Sempra Energy
4.000% due 02/01/2048		925	1,032
6.000% due 10/15/2039		2,935	4,059
Southern California Edison Co.
3.600% due 02/01/2045		1,400	1,438
3.900% due 12/01/2041		3,800	3,947
3.900% due 03/15/2043		8,500	9,093
4.000% due 04/01/2047		6,900	7,625
4.050% due 03/15/2042		2,000	2,176
4.125% due 03/01/2048		700	787
4.650% due 10/01/2043		2,300	2,692
4.875% due 03/01/2049		1,000	1,224
5.625% due 02/01/2036		2,879	3,632
5.950% due 02/01/2038		1,500	1,943
6.050% due 03/15/2039		4,500	5,918
6.650% due 04/01/2029		1,000	1,228
Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,773
3.950% due 02/15/2050		3,500	4,160
5.125% due 11/15/2040		300	391
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046		50	55
4.400% due 05/30/2047		3,400	3,963
Southern Power Co.
4.950% due 12/15/2046		85	104
5.150% due 09/15/2041		65	80
Southwestern Electric Power Co.
3.250% due 11/01/2051		5,200	5,169
6.200% due 03/15/2040		8,200	11,392
Transocean Poseidon Ltd. 6.875% due 02/01/2027		1,700	1,644
Verizon Communications, Inc.
2.850% due 09/03/2041		6,750	6,672
2.875% due 11/20/2050		3,000	2,855
2.987% due 10/30/2056		3,887	3,688
3.000% due 11/20/2060		11,200	10,620
3.700% due 03/22/2061		6,700	7,279
4.862% due 08/21/2046		3,500	4,516
Virginia Electric & Power Co.
2.450% due 12/15/2050		1,850	1,709
3.800% due 09/15/2047		300	340
Vodafone Group PLC
4.375% due 02/19/2043		400	470
4.875% due 06/19/2049		1,980	2,503
5.125% due 06/04/2081 •		3,900	3,994
5.250% due 05/30/2048		5,150	6,724
Washington Gas Light Co. 3.650% due 09/15/2049		900	1,012
Xcel Energy, Inc. 4.800% due 09/15/2041		40	49

			498,554

Total Corporate Bonds & Notes (Cost $2,447,698)			2,625,893

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.3%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049		2,300	3,482

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,770
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	1,020
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	649
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	1,198

		10,119

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,902	15,339

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	730	795
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	68	78
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,585

		3,458

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	1,205

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,060	7,240
7.834% due 02/15/2041	4,990	8,259
8.084% due 02/15/2050	1,000	1,897

		17,396

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	16,314

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	5,661
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	52

		5,713

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	3,000	3,153

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,090	1,425

Total Municipal Bonds & Notes (Cost $54,644)		74,122

U.S. GOVERNMENT AGENCIES 0.8%
Ginnie Mae, TBA
2.000% due 02/01/2052	4,000	4,029
2.500% due 02/01/2052	7,700	7,869
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2052	17,100	17,011
3.000% due 02/01/2052	2,300	2,379

Total U.S. Government Agencies (Cost $31,280)		31,288

U.S. TREASURY OBLIGATIONS 30.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)	28,370	25,863
1.375% due 08/15/2050 (j)	81,247	71,202
1.625% due 11/15/2050 (h)(j)(l)	66,637	62,105
1.750% due 08/15/2041 (j)(l)	3,100	3,007
1.875% due 02/15/2041 (h)(j)(l)	284,700	281,886
1.875% due 11/15/2051	17,400	17,267
2.000% due 11/15/2041	107,300	108,557
2.000% due 08/15/2051 (h)	8,735	8,907
2.250% due 05/15/2041 (h)	100,400	105,514
2.250% due 08/15/2049 (j)(l)	24,111	25,815
2.375% due 11/15/2049 (j)(l)	14,362	15,782

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.375% due 05/15/2051 (h)	98,104	108,390
3.000% due 08/15/2048 (h)(j)(l)	168,500	206,248
3.000% due 02/15/2049 (h)(j)	121,136	148,978

Total U.S. Treasury Obligations (Cost $1,132,420)		1,189,521

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust
5.500% due 01/25/2036	219	209
5.750% due 03/25/2036	100	99
Bear Stearns Adjustable Rate Mortgage Trust 3.000% due 11/25/2034 ~	529	533
Bear Stearns ALT-A Trust 2.130% due 11/25/2034 ~	22	23
Chase Mortgage Finance Trust 3.112% due 12/25/2037 ^~	175	165
Countrywide Alternative Loan Trust 0.762% due 09/25/2035 •	303	238
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.242% due 07/25/2047 •	154	148
GSMPS Mortgage Loan Trust 0.452% due 03/25/2035 •	732	695
IndyMac INDX Mortgage Loan Trust 0.702% due 07/25/2035 •	301	279
JP Morgan Mortgage Trust 1.815% due 11/25/2033 ~	7	7
Merrill Lynch Mortgage Investors Trust 1.926% due 05/25/2033 ~	7	7
NAAC Reperforming Loan REMIC Trust Certificates 0.552% due 02/25/2035 ^•	1,051	929
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	7,968	8,114
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.172% due 02/25/2035 •	423	433
2.952% due 08/25/2035 ~	66	71
Residential Accredit Loans, Inc. Trust 3.372% due 02/25/2035 ^~	434	390
Residential Funding Mortgage Securities, Inc. Trust 4.002% due 02/25/2036 ^~	209	198
Sequoia Mortgage Trust 0.686% due 05/20/2034 •	464	460
Structured Adjustable Rate Mortgage Loan Trust 2.617% due 03/25/2034 ~	10	10
WaMu Mortgage Pass-Through Certificates Trust
0.983% due 07/25/2044 •	192	191
1.660% due 11/25/2041 ~	157	156

Total Non-Agency Mortgage-Backed Securities (Cost $12,919)		13,355

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp. Home Equity Loan Trust 0.897% due 01/25/2035 •	791	784
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	2,248	1,961
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.972% due 07/25/2034 •	224	225
Asset-Backed Securities Corp. Home Equity Loan Trust 1.062% due 07/25/2035 •	971	974
Bayview Financial Acquisition Trust 6.601% due 05/28/2037 þ	4	4
Bear Stearns Asset-Backed Securities Trust
0.732% due 12/25/2035 •	965	966
0.842% due 01/25/2034 •	3	3
ECAF Ltd. 4.947% due 06/15/2040	2,653	2,438
JP Morgan Mortgage Acquisition Corp. 0.822% due 12/25/2035 •	3,249	3,253
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,009	891
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	2,461	2,417
Lehman XS Trust 0.902% due 10/25/2035 •	59	59
MAPS Ltd. 4.212% due 05/15/2043	1,268	1,244
METAL LLC 4.581% due 10/15/2042	2,143	1,936
RAAC Trust 0.862% due 10/25/2046 •	88	87
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •	590	586
RR Ltd. 1.474% due 01/15/2033 •	10,500	10,500
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	1,860	1,677

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Saxon Asset Securities Trust 0.887% due 03/25/2035 ^•		185	181
SLM Student Loan Trust 1.624% due 04/25/2023 •		1,979	1,995
Sprite Ltd. 4.250% due 12/15/2037		1,461	1,447
START Ireland 4.089% due 03/15/2044		766	762
Towd Point Mortgage Trust 1.102% due 05/25/2058 •		477	479
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	3,223

Total Asset-Backed Securities (Cost $38,501)			38,092

SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
1.000% due 07/09/2029		253	93
1.125% due 07/09/2046 þ		172	56
2.500% due 07/09/2041 þ		16,048	5,727
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,840	9
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	5,297
Chile Government International Bond 3.860% due 06/21/2047		$40	44
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	2,647
3.875% due 04/16/2050		3,400	3,969
Indonesia Government International Bond 4.200% due 10/15/2050		2,500	2,857
Mexico Government International Bond 3.771% due 05/24/2061		11,900	10,994
Panama Government International Bond 4.500% due 05/15/2047		35	39
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,000	1,074
5.400% due 08/12/2034		2,200	504
5.940% due 02/12/2029		59,700	15,352
6.150% due 08/12/2032		28,400	7,163
6.350% due 08/12/2028		28,929	7,639
6.950% due 08/12/2031		1,000	270
8.200% due 08/12/2026		64,680	18,525
Qatar Government International Bond
3.750% due 04/16/2030		$1,500	1,685
4.817% due 03/14/2049		1,000	1,314
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	1,172
2.875% due 04/13/2042		1,100	1,124
Russia Government International Bond
7.650% due 04/10/2030	RUB	515,000	6,624
8.500% due 09/17/2031		383,100	5,189
Saudi Government International Bond 3.450% due 02/02/2061		$12,000	12,142
South Africa Government International Bond
5.750% due 09/30/2049		9,000	8,678
8.250% due 03/31/2032	ZAR	10,000	566
8.875% due 02/28/2035		80,000	4,517
10.500% due 12/21/2026		30,500	2,120
Ukraine Government International Bond 7.375% due 09/25/2032		$1,000	895

Total Sovereign Issues (Cost $146,928)			128,285

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(f)		32,402	0

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «		182,295	126

Total Common Stocks (Cost $1,265)			126

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		874	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		8,823	1

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Warrants (Cost $138)		1

PREFERRED SECURITIES 5.7%
BANKING & FINANCE 4.0%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(d)	40,000	4,260
American AgCredit Corp. 5.250% due 06/15/2026 •(d)	11,000,000	11,220
American Express Co. 3.550% due 09/15/2026 •(d)	2,000,000	2,007
Bank of America Corp. 5.125% due 06/20/2024 •(d)	1,100,000	1,152
Capital Farm Credit ACA 5.000% due 03/15/2026 •(d)	6,400,000	6,528
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	9,000,000	9,101
5.000% due 12/01/2027 •(d)	2,500,000	2,596
Citigroup, Inc.
4.700% due 01/30/2025 •(d)	4,800,000	4,861
5.000% due 09/12/2024 •(d)	3,000,000	3,098
5.950% due 05/15/2025 •(d)	7,000,000	7,507
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(d)	8,200,000	8,220
5.650% due 10/06/2025 •(d)	150,000	164
CoBank ACB
4.250% due 01/01/2027 •(d)	3,500,000	3,588
6.250% due 10/01/2026 •(d)	3,700,000	4,189
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)	4,500,000	4,548
Discover Financial Services
5.500% due 10/30/2027 •(d)	1,500,000	1,609
6.125% due 06/23/2025 •(d)	5,200,000	5,738
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(d)	4,400,000	4,367
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)	400,000	750
HSBC Capital Funding LP 10.176% due 06/30/2030 •(d)	2,600,000	4,264
JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 04/30/2022 ~(d)	7,334,000	7,371
3.650% due 06/01/2026 •(d)	5,200,000	5,200
4.000% due 04/01/2025 •(d)	5,800,000	5,833
4.200% due 09/01/2026 (d)	75,000	1,914
4.600% due 02/01/2025 •(d)	4,000,000	4,110
4.625% due 06/01/2026 (d)	111,000	2,898
5.000% due 08/01/2024 •(d)	277,000	285
6.125% due 04/30/2024 •(d)	6,877,000	7,341
Nationwide Building Society 10.250% ~	6,800	1,761
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)	3,400,000	3,355
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(d)	22,800	623
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	6,822,950	10,720
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	1,200,000	1,344
U.S. Bancorp 5.300% due 04/15/2027 •(d)	3,600,000	3,898
Wells Fargo & Co.
4.750% due 03/15/2025 (d)	98,700	2,552
5.900% due 06/15/2024 •(d)	5,300,000	5,596

		154,568

INDUSTRIALS 0.7%
Energy Transfer LP
6.500% due 11/15/2026 •(d)	2,500,000	2,550
6.750% due 05/15/2025 •(d)	1,500,000	1,506
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(d)(h)	24,300,000	24,178

		28,234

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)	1,148,058	29,928
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(d)	2,200,000	2,289
Edison International 5.000% due 12/15/2026 •(d)	1,900,000	1,946

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(d)	3,000,000	3,220

		37,383

Total Preferred Securities (Cost $212,694)		220,185

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		4,860

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Flourish Century 7.390% due 02/04/2022 ^(b)(f)	$4,900	1,347

Total Short-Term Instruments (Cost $9,686)		6,207

Total Investments in Securities (Cost $4,306,278)		4,540,383

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	56,767	552

Total Short-Term Instruments (Cost $550)		552

Total Investments in Affiliates (Cost $550)		552

Total Investments 116.5% (Cost $4,306,828)		$4,540,935
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $44,763)		(1,762)
Other Assets and Liabilities, net (16.4)%		(639,764)

Net Assets 100.0%		$3,899,409

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$31,053	$29,928	0.77%
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021-02/01/2021	5,896	6,039	0.15
Flourish Century 7.390% due 02/04/2022	08/25/2021	4,826	1,347	0.03
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	9,745	9,220	0.24
Oracle Corp. 3.650% due 03/25/2041	03/22/2021	5,663	5,771	0.15
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	8,585	8,943	0.23
Oracle Corp. 4.100% due 03/25/2061	03/22/2021	8,483	8,881	0.23
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	7,000	9,253	0.24
Westmoreland Mining Holdings LLC	12/08/2024	944	0	0.00

$82,195	$79,382	2.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$4,860	U.S. Treasury Notes 1.250% due 03/31/2028	$(4,957)	$4,860	$4,860

Total Repurchase Agreements	$(4,957)	$4,860	$4,860

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(1.750)%	08/16/2021	TBD(2)	$(3,047)	$(3,038)
BSN	0.080	11/23/2021	01/20/2022	(168,044)	(168,059)
CIB	0.080	11/09/2021	01/10/2022	(109,665)	(109,678)
JML	(0.070)	11/24/2021	01/24/2022	(13,218)	(13,217)
NXN	0.100	12/06/2021	01/05/2022	(290,910)	(290,933)
RCY	0.080	12/22/2021	01/06/2022	(8,942)	(8,943)
STR	0.060	01/03/2022	01/04/2022	(97,388)	(97,388)
0.070	12/31/2021	01/03/2022	(48,510)	(48,510)

Total Reverse Repurchase Agreements	$(739,766)

(h)	Securities with an aggregate market value of $644,625 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(725,751) at a weighted average interest rate of 0.049%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2023	1,557	$383,061	$76	$59	$0
U.S. Treasury 30-Year Bond March Futures	03/2022	294	47,169	55	165	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	98	19,318	270	153	0

$401	$377	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	471	$(56,980)	$29	$0	$(33)

Total Futures Contracts	$430	$377	$(33)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	0.565	1,400	(152)	120	(32)	0	0
General Electric Co.	0.000	Quarterly	06/20/2026	0.614	400	(6)	(1)	(7)	0	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.537	3,800	4	(49)	(45)	1	0

$(154)	$70	$(84)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.679%	$1,100	$218	$(31)	$187	$1	$0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.577%	5,400	115	(2)	113	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.540	1,600	21	8	29	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	5,300	80	10	90	0	(2)
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.248	EUR	16,300	108	37	145	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	4,600	23	6	29	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	400	(3)	4	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	1,000	(6)	5	(1)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.884	EUR	1,400	13	(5)	8	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.588	700	(8)	(23)	(31)	0	(1)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.292	$8,700	63	1	64	1	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.448	4,500	119	3	122	0	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	2.446	8,300	(43)	366	323	0	(14)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.659	1,400	263	(232)	31	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.949	4,200	480	(139)	341	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	1.117	3,500	404	(2)	402	3	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.881	600	72	(22)	50	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.360	4,200	(93)	161	68	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2024	0.400	4,000	(63)	136	73	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	2,300	26	14	40	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	300	3	2	5	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.724	3,700	36	14	50	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.191	1,200	186	(69)	117	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.302	3,900	66	16	82	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367	EUR	4,950	(849)	780	(69)	5	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.481	1,500	(145)	114	(31)	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.612	1,500	(160)	115	(45)	1	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.112	$3,600	611	(1)	610	1	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.617	EUR	3,200	57	7	64	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.889	2,800	27	(3)	24	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582	$3,300	80	(12)	68	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.329	EUR	3,400	32	35	67	0	(1)

$1,733	$1,293	$3,026	$23	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,504	$(44)	$45	$1	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	1,598	(58)	57	(1)	0	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	846	(17)	16	(1)	0	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	3,008	(139)	124	(15)	0	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	20,492	(932)	841	(91)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	3,700	(133)	(28)	(161)	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	47,300	1,091	83	1,174	19	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	4,900	(175)	(21)	(196)	1	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	460	3	36	39	1	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	100	9	0	9	0	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	63,400	5,914	44	5,958	115	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	12,100	267	27	294	4	0
CDX.IG-35 10-Year Index	1.000	Quarterly	12/20/2030	1,200	(4)	22	18	1	0
CDX.IG-36 10-Year Index	1.000	Quarterly	06/20/2031	3,300	20	22	42	2	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	1,641,600	38,685	2,055	40,740	712	0
CDX.IG-37 10-Year Index	1.000	Quarterly	12/20/2031	40,200	320	89	409	28	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	53,700	1,312	294	1,606	30	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	8,600	264	(8)	256	6	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	55,900	1,641	42	1,683	40	0

$48,024	$3,740	$51,764	$960	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	25,200	$5	$(700)	$(695)	$42	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027	44,700	(266)	(1,424)	(1,690)	146	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	73,200	(78)	2,082	2,004	0	(526)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	9,300	(163)	437	274	0	(238)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	33,400	0	0	0	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023		2,540,000	(32)	17	(15)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		2,666,300	(18)	(4)	(22)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		33,400	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		$206,000	901	137	1,038	0	(90)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		39,600	297	164	461	0	(14)
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	690,200	(91)	(4,586)	(4,677)	0	(9)
Pay	1-Year BRL-CDI	7.900	Maturity	01/02/2024		101,000	(2)	(724)	(726)	0	(5)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	23,100	0	(224)	(224)	16	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		15,700	32	(203)	(171)	11	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		12,500	(50)	66	16	15	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		25,200	(1,369)	158	(1,211)	33	0
Pay	3-Month USD-LIBOR	2.940	Semi-Annual	02/20/2022		$50	0	1	1	0	0
Pay	3-Month USD-LIBOR	1.818	Semi-Annual	10/19/2051		5,300	(31)	156	125	23	0
Pay	3-Month USD-LIBOR	1.790	Semi-Annual	10/22/2051		600	(4)	14	10	3	0
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	473,400	64	(1,110)	(1,046)	37	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		14,900	0	(40)	(40)	1	0
Pay	3-Month ZAR-JIBAR	4.920	Quarterly	12/21/2025		100,000	0	(253)	(253)	8	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		30,100	0	(78)	(78)	2	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		3,800	0	(10)	(10)	0	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		60,200	2	(73)	(71)	6	0
Pay	3-Month ZAR-JIBAR	5.723	Quarterly	06/08/2026		49,300	0	(53)	(53)	5	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	23,200	(445)	691	246	22	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		4,200	(175)	158	(17)	4	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(1,838)	(1,778)	0	(74)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	33,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	5.125	Lunar	03/24/2023	MXN	471,500	0	(538)	(538)	0	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		133,100	0	(167)	(167)	0	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		592,500	22	(2,138)	(2,116)	0	(2)
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		226,020	(13)	(605)	(618)	0	(1)
Pay	28-Day MXN-TIIE	6.113	Lunar	05/11/2026		116,560	0	(280)	(280)	0	0
Pay	28-Day MXN-TIIE	6.015	Lunar	06/03/2026		52,200	0	(136)	(136)	0	0
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	800	32	(27)	5	19	0

							$(1,322)	$(11,134)	$(12,456)	$398	$(959)

Total Swap Agreements							$48,281	$(6,031)	$42,250	$1,382	$(980)

(j)

Securities with an aggregate market value of $82,038 and cash of $12,178 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022			$126		CNY	809	$1		$0
		02/2022		CAD	1,274		$1,017		10		0
		02/2022			$888		INR	67,527	14		0
		02/2022			2,248		PLN	8,612	0		(117)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	02/2022	ZAR	14,445		$945	49	(5)
	03/2022		$202	MXN	4,194	0	0
	07/2022	PEN	21,187		$5,273	36	0
	11/2022	ZAR	2,021		127	6	0
BPS	01/2022	GBP	36,522		48,360	0	(1,074)
	01/2022	RUB	7,463		102	2	0
	01/2022		$1,285	IDR	18,620,689	23	0
	02/2022		1,570	INR	118,783	18	0
	02/2022		746	ZAR	11,936	0	(2)
	05/2022	ZAR	6,441		$407	11	0
	08/2022		21,772		1,364	38	0
	11/2022		10,686		665	21	0
BRC	02/2022		5,020		343	30	0
	11/2022		5,135		320	11	0
CBK	01/2022	RUB	168,987		2,272	24	0
	02/2022		$1,729	PLN	6,612	0	(93)
	02/2022		282	ZAR	4,536	1	0
	03/2022	PEN	55,357		$13,503	0	(325)
	03/2022	RUB	215,483		2,860	20	0
	04/2022		$1,897	MXN	41,169	76	0
	05/2022	PEN	15,700		$4,128	223	0
	07/2022		18,421		4,540	0	(12)
	09/2022		114,010		27,110	0	(912)
DUB	01/2022	CNH	549		86	0	0
	02/2022	HUF	367,947		1,148	18	0
	02/2022	RUB	192,700		2,580	24	0
	02/2022		$1,483	INR	112,613	22	0
	02/2022		5,238	PLN	21,271	24	0
FBF	01/2022	BRL	84,384		$14,830	0	(319)
	01/2022		$15,121	BRL	84,384	28	0
	02/2022		14,731		84,384	316	0
GLM	01/2022	RUB	101,291		$1,385	38	0
	01/2022		$1,374	EUR	1,210	4	0
	01/2022		1,270	GBP	942	5	0
	02/2022	CHF	2,019		$2,203	0	(16)
	02/2022	HUF	92,016		282	0	0
	02/2022	RUB	38,143		515	9	0
	02/2022		$7,570	CHF	6,966	84	0
	02/2022		5,623	CLP	4,687,860	0	(142)
	02/2022		129	MXN	2,772	6	0
	02/2022	ZAR	4,942		$337	29	0
	03/2022	MXN	207,439		9,981	0	(20)
	03/2022	RUB	11,870		157	1	0
	11/2022	ZAR	3,468		216	7	0
HUS	01/2022	CNH	380		59	0	(1)
	01/2022	GBP	1,218		1,623	0	(25)
	01/2022		$1,207	EUR	1,064	5	0
	01/2022		1,146	GBP	861	19	0
	01/2022		2,936	IDR	42,621,297	58	0
	02/2022	RUB	57,008		$787	30	0
	02/2022		$7,955	COP	30,224,118	0	(548)
	03/2022	RUB	28,937		$384	3	0
JPM	01/2022	CNH	356		56	0	0
	01/2022		$250	IDR	3,599,220	3	0
	02/2022	HUF	84,913		$257	0	(4)
	02/2022		$3,592	INR	271,995	45	0
	02/2022	ZAR	8,456		$515	0	(12)
	03/2022	HKD	1,754		225	0	0
MYI	01/2022	AUD	5,808		4,193	0	(33)
	01/2022	BRL	84,384		15,121	0	(29)
	01/2022		$14,982	BRL	84,384	168	0
	01/2022		675	IDR	9,805,254	13	0
	02/2022		1,016	CHF	932	8	0
RBC	02/2022		236	MXN	4,891	1	0
SCX	01/2022	EUR	46,700		$52,644	0	(525)
	01/2022	JPY	82,365		726	10	0
	01/2022		$74	CNY	474	0	0
	02/2022	EUR	44,426		$50,551	0	(58)
	02/2022	GBP	36,522		49,464	33	0
	02/2022	JPY	82,374		715	0	(1)
	02/2022	ZAR	4,424		302	26	0
	12/2022	PEN	55,357		13,221	0	(303)
TOR	01/2022	AUD	1,346		964	0	(16)
	03/2022		$6,890	MXN	145,982	148	0
UAG	01/2022	RUB	10,215		$141	5	0
	02/2022		$217	MXN	4,601	6	0
	03/2022	RUB	36,129		$478	2	0
	03/2022		$13,495	PEN	55,357	334	0
	11/2022	ZAR	4,731		$302	17	0

Total Forward Foreign Currency Contracts						$2,163	$(4,592)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	7,320	$834	$1,488
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	4,850	535	986

Total Purchased Options	$1,369	$2,474

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	5,900	$(27)	$(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	9,700	(11)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	7,400	(10)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	8,400	(13)	(3)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	12,900	(15)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	6,900	(38)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	3,450	(20)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	3,450	(27)	(4)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	9,700	(64)	(8)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	2,000	(9)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	6,200	(9)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	7,300	(10)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	13,700	(13)	(6)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	11,800	(15)	(4)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	9,700	(11)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	4,200	(23)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	1,100	(1)	0
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	2,900	(14)	(1)
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	5,300	(24)	(2)
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	2,700	(11)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	9,000	(11)	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	2,300	(10)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	9,200	(9)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	19,900	(21)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	5,200	(6)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	5,200	(6)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	6,800	(9)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,100	(9)	(4)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,300	(18)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	9,000	(12)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	6,700	(8)	(2)

$(484)	$(58)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	2,900	$(10)	$(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	2,900	(10)	(13)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	4,300	(37)	(11)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	4,300	(37)	(40)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	21,960	(815)	(1,760)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	2,500	(23)	(34)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	2,500	(23)	(12)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.443	01/04/2022	24,600	(264)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.743	01/04/2022	24,600	(264)	(130)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	497,400	(1,005)	(503)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	497,400	(1,005)	(1,269)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.305	01/14/2022	5,100	(13)	(4)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.605	01/14/2022	5,100	(13)	(8)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	4,700	(11)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	4,700	(11)	(17)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.463	01/10/2022	8,500	(32)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.763	01/10/2022	8,500	(32)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	6,800	(36)	(26)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	6,800	(36)	(2)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	01/10/2022	6,400	(58)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.838	01/10/2022	6,400	(58)	(19)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	01/18/2022	6,500	(50)	(14)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/18/2022	6,500	(50)	(51)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	01/31/2022	6,600	(92)	(20)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	01/31/2022	6,600	(92)	(47)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	14,550	(526)	(1,166)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.533	01/14/2022	2,300	(20)	(5)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.833	01/14/2022	2,300	(20)	(15)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.495	01/18/2022	4,700	(41)	(8)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.795	01/18/2022	4,700	(41)	(46)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	3,100	(11)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	3,100	(11)	(9)

$(4,747)	$(5,263)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	1,400	$(7)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	1,400	(4)	0
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	1,400	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	1,400	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	1,100	(5)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	1,300	(5)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	1,100	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	1,100	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	1,100	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	1,700	(3)	(7)
SAL	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	1,200	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	2,100	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	1,500	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	1,300	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	2,100	(8)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	1,500	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	1,200	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	1,500	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	1,200	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	1,300	(3)	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			100.813	01/06/2022		1,100	(2)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.125	02/07/2022		3,100	(10)		(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.156	02/07/2022		1,700	(7)		(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.297	02/07/2022		1,300	(4)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.313	02/07/2022		1,400	(6)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.328	02/07/2022		1,300	(3)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.332	02/07/2022		5,400	(17)		(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.406	02/07/2022		1,700	(5)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.438	02/07/2022		1,600	(4)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.922	02/07/2022		3,200	(8)		(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			100.781	01/06/2022		1,200	(3)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			100.938	01/06/2022		1,100	(3)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			102.938	01/06/2022		1,100	(2)		0

								$(171)		$(74)

Total Written Options								$(5,402)		$(5,395)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	1.886%	$4,400	$(165)	$1	$0	$(164)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	3,400	(91)	129	38	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	2,500	(30)	25	0	(5)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	1,000	(61)	54	0	(7)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.447	1,700	19	9	28	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.463	5,800	70	24	94	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.569	2,600	(15)	49	34	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.875	1,600	(58)	(24)	0	(82)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.304	1,000	22	6	28	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.534	2,700	(27)	65	38	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	400	(21)	18	0	(3)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	2,000	29	11	40	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.320	500	(19)	14	0	(5)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.295	2,200	33	14	47	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.447	3,500	34	24	58	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	500	(5)	1	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446	1,400	5	(23)	0	(18)
	Italy Government International Bond	1.000	Quarterly	06/20/2022	0.193	2,300	(64)	74	10	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	400	(10)	14	4	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.366	900	(1)	21	20	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.387	1,000	(9)	30	21	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.387	7,200	(81)	236	155	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.292	700	(6)	14	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	2,400	(43)	76	33	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	2,800	(23)	67	44	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	2,700	(244)	225	0	(19)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.366	900	(1)	21	20	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.513	900	21	1	22	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	1,200	20	4	24	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.320	2,700	(108)	84	0	(24)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	7,700	(122)	227	105	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422		2,800	(37)	78	41	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	1.154		3,300	(327)	321	0	(6)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328		12,700	(237)	411	174	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812		1,600	(13)	27	14	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.196		3,400	47	22	69	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.221		1,700	23	17	40	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	1.154		1,700	(171)	168	0	(3)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.366		1,200	0	27	27	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.121		3,500	43	(12)	31	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.883		1,100	0	5	5	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.251		3,400	66	11	77	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483		2,400	(21)	59	38	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.686		300	(4)	8	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913		17,600	34	46	80	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.569		1,800	0	24	24	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328		7,550	(139)	242	103	0

								$(1,687)	$2,945	$1,598	$(340)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%		5.000%	Quarterly	12/20/2023		$1,100	$128	$(29)	$99	$0
CBK	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,600	166	(23)	143	0
	iTraxx Japan 36 5-Year Index		1.000	Quarterly	12/20/2026	JPY	36,483	9	0	9	0
GST	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		$1,300	180	(116)	64	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		4,800	571	(141)	430	0
	iTraxx Japan 36 5-Year Index		1.000	Quarterly	12/20/2026	JPY	21,335	5	0	5	0
JPM	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		$100	16	(11)	5	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		7,900	970	(262)	708	0
	iTraxx Japan 36 5-Year Index		1.000	Quarterly	12/20/2026	JPY	57,603	14	0	14	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$1,200	143	(36)	107	0

								$2,202	$(618)	$1,584	$0

Total Swap Agreements								$515	$2,327	$3,182	$(340)

(l)

Securities with an aggregate market value of $5,834 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments					$0		$194,428	$18,880		$213,308
Corporate Bonds & Notes
Banking & Finance					0		846,764	9,253		856,017
Industrials					0		1,270,186	1,136		1,271,322
Utilities					0		498,554	0		498,554
Municipal Bonds & Notes
California					0		10,119	0		10,119
Georgia					0		15,339	0		15,339
Illinois					0		3,458	0		3,458
Indiana					0		1,205	0		1,205

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Ohio	0	17,396	0	17,396
Pennsylvania	0	16,314	0	16,314
Texas	0	5,713	0	5,713
Virginia	0	3,153	0	3,153
Washington	0	1,425	0	1,425
U.S. Government Agencies	0	31,288	0	31,288
U.S. Treasury Obligations	0	1,189,521	0	1,189,521
Non-Agency Mortgage-Backed Securities	0	13,355	0	13,355
Asset-Backed Securities	0	38,092	0	38,092
Sovereign Issues	0	128,285	0	128,285
Common Stocks
Real Estate	0	0	126	126
Warrants
Utilities	1	0	0	1
Preferred Securities
Banking & Finance	7,987	146,581	0	154,568
Industrials	0	28,234	0	28,234
Utilities	0	7,455	29,928	37,383
Short-Term Instruments
Repurchase Agreements	0	4,860	0	4,860
Short-Term Notes	0	1,347	0	1,347

$7,988	$4,473,072	$59,323	$4,540,383
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$552	$0	$0	$552

Total Investments	$8,540	$4,473,072	$59,323	$4,540,935

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,759	0	1,759
Over the counter	0	7,819	0	7,819

$0	$9,578	$0	$9,578
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,013)	0	(1,013)
Over the counter	0	(10,327)	0	(10,327)

$0	$(11,340)	$0	$(11,340)

Total Financial Derivative Instruments	$0	$(1,762)	$0	$(1,762)

Totals	$8,540	$4,471,310	$59,323	$4,539,173

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$9,134	$20,807	$(12,641)	$(95)	$92	$(1,044)	$3,483	$(856)	$18,880	$(64)
Corporate Bonds & Notes
Banking & Finance	8,506	0	0	0	0	747	0	0	9,253	747
Industrials	1,207	0	(63)	0	0	(8)	0	0	1,136	(1)
Common Stocks
Financials	809	0	(860)	0	0	51	0	0	0	0
Real Estate	0	320	0	0	0	(194)	0	0	126	(194)
Industrials	178	0	0	0	0	(178)	0	0	0	(178)
Warrants
Financials	0	115	0	0	0	(115)	0	0	0	0
Preferred Securities
Utilities	30,607	470	(235)	0	0	(914)	0	0	29,928	(914)

Totals	$50,441	$21,712	$(13,799)	$(95)	$92	$(1,655)	$3,483	$(856)	$59,323	$(604)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$18,880	Third Party Vendor	Broker Quote	96.000 - 100.250	98.668
Corporate Bonds & Notes
Banking & Finance	9,253	Discounted Cash Flow	Discount Rate	4.560	—
Industrials	1,136	Other Valuation Techniques(2)	—	—	—

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Common Stocks
Real Estate	126	Discounted Cash Flow	Recovery Value	$0.692	—
Preferred Securities
Utilities	29,928	Current Value Model	Purchase Price	$27.048	—

Total	$59,323

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long-Term Real Return Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.7% ¤
CORPORATE BONDS & NOTES 6.1%
BANKING & FINANCE 5.9%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$12
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(b)(c)	EUR	1,800	2,180
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$1,600	1,626
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	387	56
1.000% due 10/01/2050		44,097	6,431
1.000% due 10/01/2053		1,691	240
1.500% due 10/01/2053		7,300	1,084
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		$300	305
4.519% due 06/25/2024 •		200	209
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	97	14
1.500% due 10/01/2053		2,700	402
Nykredit Realkredit A/S
0.500% due 10/01/2043		1,160	167
1.000% due 10/01/2050		110,706	16,177
1.000% due 10/01/2053		1,400	200
1.500% due 10/01/2053		14,300	2,128
Realkredit Danmark A/S
1.000% due 10/01/2050		17,800	2,597
1.000% due 10/01/2053		2,800	402
1.500% due 10/01/2053		3,700	555
UniCredit SpA 7.830% due 12/04/2023		$1,300	1,450

			36,235

INDUSTRIALS 0.0%
Charter Communications Operating LLC 4.464% due 07/23/2022		100	101
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	205

			306

UTILITIES 0.2%
Duke Energy Corp. 2.400% due 08/15/2022		100	101
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		100	101
Petrobras Global Finance BV
5.093% due 01/15/2030		806	840
6.250% due 12/14/2026	GBP	100	147

			1,189

Total Corporate Bonds & Notes (Cost $38,177)			37,730

U.S. GOVERNMENT AGENCIES 6.4%
Freddie Mac
0.383% due 09/25/2031 •		$19	19
0.463% due 10/25/2029 •		83	83
12.002% due 05/15/2035 •		30	35
Ginnie Mae 0.382% due 08/20/2068 •		1,771	1,744
Uniform Mortgage-Backed Security 4.000% due 05/01/2049		502	533
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2052		34,553	36,736

Total U.S. Government Agencies (Cost $39,165)			39,150

U.S. TREASURY OBLIGATIONS 107.1%
U.S. Treasury Bonds
1.625% due 11/15/2050 (e)		13,325	12,419

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2030 (a)(g)		1,398	1,553
0.125% due 01/15/2031 (a)(e)		1,838	2,060
0.125% due 07/15/2031 (a)(e)		25,927	29,169
0.125% due 02/15/2051 (a)		39,112	46,423
0.250% due 07/15/2029 (a)(g)(i)		845	947
0.250% due 02/15/2050 (a)		6,284	7,620
0.625% due 02/15/2043 (a)		43,147	53,718
0.750% due 02/15/2042 (a)(e)		50,966	64,498
0.750% due 02/15/2045 (a)(e)		76,406	98,509
0.875% due 01/15/2029 (a)(g)(i)		1,895	2,193
0.875% due 02/15/2047 (a)		39,525	53,477
1.000% due 02/15/2046 (a)(e)		59,834	81,902
1.000% due 02/15/2048 (a)		13,953	19,601
1.000% due 02/15/2049 (a)		4,716	6,707
1.375% due 02/15/2044 (a)(e)		74,648	106,688
2.125% due 02/15/2040 (a)		19,787	30,321
2.125% due 02/15/2041 (a)		26,939	41,753

Total U.S. Treasury Obligations (Cost $581,644)			659,558

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust 2.494% due 01/25/2036 ^~		41	38
Alliance Bancorp Trust 0.342% due 07/25/2037 •		150	144
Banc of America Funding Trust
0.392% due 07/25/2037 •		855	837
2.371% due 03/20/2036 ~		52	51
3.146% due 01/20/2047 ~		1,999	1,963
Banc of America Mortgage Trust 2.407% due 11/25/2035 ^~		8	8
BCAP LLC Trust 0.542% due 05/25/2047 ^•		193	204
Bear Stearns Adjustable Rate Mortgage Trust
3.004% due 07/25/2036 ^~		14	14
3.222% due 02/25/2036 ^~		6	6
Bear Stearns ALT-A Trust
2.868% due 09/25/2035 ^~		167	126
3.092% due 09/25/2047 ^~		2,000	1,308
CIM Trust 1.102% due 02/25/2049 •		51	51
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		6	6
3.173% due 03/25/2037 ^~		159	160
3.228% due 09/25/2059 þ		1,498	1,501
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •		10	10
3.012% due 12/25/2035 ^~		182	125
Countrywide Alternative Loan Trust
1.082% due 12/25/2035 •		121	112
3.130% due 02/25/2037 ^~		77	78
Countrywide Home Loan Mortgage Pass-Through Trust
1.987% due 02/20/2036 ^•		49	48
2.696% due 10/20/2035 ~		5,292	5,426
6.000% due 03/25/2037 ^		932	667
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		601	502
Downey Savings & Loan Association Mortgage Loan Trust 0.624% due 08/19/2045 •		52	51
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		27	16
GMAC Mortgage Corp. Loan Trust 2.851% due 11/19/2035 ~		75	76
Great Hall Mortgages PLC
0.366% due 03/18/2039 •	GBP	46	62
0.386% due 06/18/2038 •		46	61
Hawksmoor Mortgages 1.100% due 05/25/2053 •		4,647	6,308
IndyMac INDA Mortgage Loan Trust 2.979% due 12/25/2036 ^~		$592	559
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		568	564
Lehman XS Trust 1.252% due 12/25/2037 •		873	928
Merrill Lynch Mortgage Investors Trust 0.762% due 09/25/2029 •		69	68
MortgageIT Securities Corp. Mortgage Loan Trust 0.602% due 09/25/2037 •		383	353
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		247	263
Residential Accredit Loans, Inc. Trust
0.462% due 06/25/2046 •		152	47
1.010% due 10/25/2037 ~		221	218
Residential Asset Securitization Trust
0.502% due 05/25/2035 •		189	134

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

5.750% due 02/25/2036		928	867
5.750% due 03/25/2037 ^		107	52
6.500% due 06/25/2037		3,295	1,188
Structured Adjustable Rate Mortgage Loan Trust 2.810% due 07/25/2035 ^~		57	53
Structured Asset Mortgage Investments Trust 0.522% due 04/25/2036 •		5	5
Thornburg Mortgage Securities Trust 0.842% due 09/25/2034 •		73	74
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	3,557	4,853
Wachovia Mortgage Loan Trust LLC 2.206% due 10/20/2035 ~		$36	35
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •		51	49
2.515% due 09/25/2033 ~		28	28
2.809% due 11/25/2036 ~		735	697
3.145% due 08/25/2036 ^~		40	41
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		3,332	3,118
6.500% due 08/25/2035		11	11
Wells Fargo Mortgage-Backed Securities Trust
2.667% due 11/25/2037 ^~		66	66
2.793% due 04/25/2036 ~		1,321	1,294

Total Non-Agency Mortgage-Backed Securities (Cost $35,406)			35,524

ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp. Home Equity Loan Trust 0.222% due 10/25/2036 •		26	14
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.007% due 06/25/2033 •		900	912
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		2,800	2,850
Citigroup Mortgage Loan Trust 0.562% due 12/25/2036 •		80	68
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2036 •		300	295
Countrywide Asset-Backed Certificates
0.242% due 05/25/2035 •		19	19
0.242% due 07/25/2037 •		16	16
0.292% due 11/25/2037 •		1,159	1,124
0.352% due 03/25/2037 •		200	195
0.353% due 02/25/2036 •		2,266	2,231
Countrywide Asset-Backed Certificates Trust 0.897% due 02/25/2036 •		539	539
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •		176	174
Credit-Based Asset Servicing & Securitization LLC 0.312% due 07/25/2037 •		536	433
Credit-Based Asset Servicing & Securitization Trust 0.162% due 11/25/2036 •		18	11
Ellington Loan Acquisition Trust 1.202% due 05/25/2037 •		862	863
Fremont Home Loan Trust 0.237% due 10/25/2036 •		52	50
Greystone Commercial Real Estate Notes Ltd. 1.290% due 09/15/2037 •		7,800	7,788
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		228	166
GSAMP Trust 1.077% due 03/25/2035 ^•		247	244
Home Equity Asset Trust
0.542% due 02/25/2036 •		2,459	2,460
0.957% due 08/25/2034 •		14	13
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		95	82
IndyMac INDB Mortgage Loan Trust 0.242% due 07/25/2036 •		103	39
JP Morgan Mortgage Acquisition Corp. 0.612% due 02/25/2036 ^•		1,269	1,264
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		43	43
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		461	463
Lehman XS Trust 4.546% due 06/25/2036 þ		71	77
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		866	867
Long Beach Mortgage Loan Trust 0.222% due 08/25/2036 •		96	51
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	680	775
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		564	643

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

MASTR Specialized Loan Trust 1.892% due 07/25/2035 •		$1,417	1,421
Morgan Stanley ABS Capital, Inc. Trust 0.232% due 10/25/2036 •		99	94
Morgan Stanley Mortgage Loan Trust 1.496% due 11/25/2036 ^•		669	332
Option One Mortgage Loan Trust 0.882% due 02/25/2035 •		458	456
Palmer Square Loan Funding Ltd.
1.024% due 10/24/2027 •		1,433	1,434
1.102% due 04/20/2027 •		140	140
Renaissance Home Equity Loan Trust 1.202% due 09/25/2037 •		419	227
Saxon Asset Securities Trust 0.392% due 09/25/2036 •		3,000	2,942
Soundview Home Loan Trust
0.162% due 11/25/2036 •		289	116
0.283% due 07/25/2037 •		185	178
0.302% due 06/25/2037 •		384	335
0.662% due 05/25/2036 •		148	148
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •		3,900	3,901
Symphony CLO Ltd. 1.077% due 07/14/2026 •		373	373
Telos CLO Ltd. 1.072% due 04/17/2028 •		60	60
Towd Point Mortgage Trust 1.102% due 05/25/2058 •		110	111

Total Asset-Backed Securities (Cost $36,734)			37,037

SOVEREIGN ISSUES 12.1%
Argentina Government International Bond
34.191% (BADLARPP) due 10/04/2022	ARS	100	0
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		2,116	11
Australia Government International Bond
1.250% due 02/21/2022	AUD	671	489
3.000% due 09/20/2025		2,362	1,989
Canada Government Real Return Bond 4.250% due 12/01/2026 (a)	CAD	819	817
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	11,898	14,724
0.650% due 05/15/2026 (a)		4,151	5,114
1.300% due 05/15/2028 (a)		4,563	5,952
1.400% due 05/26/2025 (a)		13,375	16,547
Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	915,398	8,236
0.100% due 03/10/2029 (a)		1,033,912	9,343
Mexico Government International Bond 4.500% due 11/22/2035 (a)	MXN	8,503	476
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	462	341
2.500% due 09/20/2035		2,255	1,925
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	180
Qatar Government International Bond 3.875% due 04/23/2023		$300	312
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	3,733	5,532
1.875% due 11/22/2022 (a)		1,669	2,406

Total Sovereign Issues (Cost $74,804)			74,394

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(b)		160,000	178

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Total Preferred Securities (Cost $160)		178

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		1,118

Total Short-Term Instruments (Cost $1,118)		1,118

Total Investments in Securities (Cost $807,208)		884,690

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	285,598	2,775

Total Short-Term Instruments (Cost $2,775)		2,775

Total Investments in Affiliates (Cost $2,775)		2,775

Total Investments 144.1% (Cost $809,983)		$887,465
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $(920))		(444)
Other Assets and Liabilities, net (44.0)%		(271,300)

Net Assets 100.0%		$615,721

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,118	U.S. Treasury Notes 1.250% due 03/31/2028	$(1,140)	$1,118	$1,118

Total Repurchase Agreements	$(1,140)	$1,118	$1,118

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(79,086)	$(79,094)
0.080	12/08/2021	01/20/2022	(106,205)	(106,212)
DEU	0.090	12/06/2021	01/04/2022	(5,744)	(5,744)
0.120	12/16/2021	01/06/2022	(16,224)	(16,225)
GRE	0.090	12/01/2021	01/12/2022	(7,210)	(7,210)
0.120	12/10/2021	01/10/2022	(13,770)	(13,771)
0.150	12/20/2021	01/03/2022	(760)	(760)
NOM	0.120	12/15/2021	01/13/2022	(9,544)	(9,544)

Total Reverse Repurchase Agreements	$(238,560)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.080%	12/13/2021	01/10/2022	$(2,036)	$(2,036)

Total Sale-Buyback Transactions	$(2,036)

(e)	Securities with an aggregate market value of $242,038 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(247,963) at a weighted average interest rate of 0.065%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	209	59,591	$(58)	$0	$(6)
Euro-Bund 10-Year Bond March Futures	03/2022	105	20,486	(312)	0	(17)
U.S. Treasury 5-Year Note March Futures	03/2022	139	16,816	(19)	9	0
U.S. Treasury 10-Year Note March Futures	03/2022	222	28,964	144	14	0

$(245)	$23	$(23)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	7	(581)	$(1)	$1	$0
Australia Government 10-Year Bond March Futures	03/2022	6	(608)	0	7	0
Euro-Bobl March Futures	03/2022	223	(33,828)	201	10	0
Euro-BTP Italy Government Bond March Futures	03/2022	107	(17,909)	422	27	0
Euro-Buxl 30-Year Bond March Futures	03/2022	81	(19,065)	931	31	0
Euro-Schatz March Futures	03/2022	1,113	(141,959)	212	0	(6)
Japan Government 10-Year Bond March Futures	03/2022	13	(17,132)	50	30	0
U.S. Treasury 2-Year Note March Futures	03/2022	113	(24,653)	48	0	(5)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	287	(42,028)	(451)	0	(76)
U.S. Treasury 30-Year Bond March Futures	03/2022	12	(1,925)	(13)	0	(7)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	105	(20,698)	(59)	0	(164)
United Kingdom Long Gilt March Futures	03/2022	42	(7,100)	(11)	0	(23)

$1,329	$106	$(281)

Total Futures Contracts	$1,084	$129	$(304)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.248%	EUR	200	$1	$1	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299%	$100	(5)	7	2	0	0

$(4)	$8	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,800	$(188)	$(62)	$(250)	$0	$(4)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,400	(515)	14	(501)	0	(9)

$(703)	$(48)	$(751)	$0	$(13)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/21/2023	GBP	61,300	$(79)	$(24)	$(103)	$16	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	1.184	Annual	03/21/2023	15,900	0	3	3	4	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	1.013	Annual	03/20/2024	61,300	51	89	140	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	1.248	Annual	03/20/2024	15,900	0	12	12	0	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	4,400	139	(15)	124	0	(24)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	398,770	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	64,000	(1)	(7)	(8)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	(7)	(8)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	(52)	(67)	3	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	24,100	0	(96)	(96)	0	(2)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(43)	(39)	1	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		$4,600	0	(35)	(35)	0	(2)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		2,500	0	(19)	(19)	0	(1)
Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		1,000	0	47	47	5	0
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		500	0	13	13	2	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	398,770	0	(1)	(1)	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	8,700	(64)	(913)	(977)	0	(44)
Pay	CPURNSA	3.083	Maturity	08/27/2022		19,300	0	(385)	(385)	13	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,110	1	197	198	0	(2)
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(249)	(247)	7	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,175)	(1,165)	33	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	327	331	0	(14)
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	234	234	0	(16)
Pay	UKRPI	3.220	Maturity	03/15/2022	GBP	3,000	0	(146)	(146)	5	0
Receive	UKRPI	4.220	Maturity	08/15/2022		600	0	23	23	0	(4)
Receive	UKRPI	4.180	Maturity	09/15/2022		6,700	0	231	231	0	(52)
Receive	UKRPI	4.480	Maturity	09/15/2023		600	0	16	16	0	(7)
Pay	UKRPI	3.330	Maturity	01/15/2025		13,100	388	(1,330)	(942)	143	0
Receive	UKRPI	4.735	Maturity	12/15/2026		4,300	(38)	(54)	(92)	0	(44)
Pay	UKRPI	3.438	Maturity	01/15/2030		9,000	0	(1,170)	(1,170)	90	0
Pay	UKRPI	4.140	Maturity	10/15/2031		2,900	(34)	(41)	(75)	29	0
Pay	UKRPI	4.250	Maturity	11/15/2031		1,100	10	(7)	3	0	(7)
Pay	UKRPI	3.566	Maturity	03/15/2036		700	0	(118)	(118)	5	0
Pay	UKRPI	3.580	Maturity	03/15/2036		1,500	(8)	(238)	(246)	11	0

							$369	$(4,933)	$(4,564)	$368	$(220)

Total Swap Agreements							$(338)	$(4,973)	$(5,311)	$368	$(233)

(g)

Securities with an aggregate market value of $3,647 and cash of $ 2,401 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(11) for closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022			$280		MXN	5,835	$4		$0
		03/2022		MXN	9,151		$437		0		(5)
		04/2022		DKK	30,641		4,840		140		0
BPS		01/2022		CAD	1,023		803		0		(6)
		01/2022		GBP	15,221		20,155		0		(448)
		01/2022		MXN	5,835		285		0		0
		04/2022		DKK	29,190		4,480		18		(15)
CBK		02/2022			$2,949		NOK	26,730	84		0
		03/2022			13		RUB	992	0		0
		04/2022		DKK	27,768		$4,338		85		(6)
		04/2022			$310		DKK	2,035	2		0
DUB		01/2022			652		CNH	4,170	3		0
GLM		01/2022		CAD	3,781		$2,952		0		(37)
		01/2022		GBP	236		312		0		(7)
		01/2022			$12		RUB	853	0		0
HUS		01/2022		CNH	1,381		$215		0		(2)
		01/2022		GBP	145		193		0		(3)
		01/2022			$2,957		AUD	4,148	61		0
		01/2022			611		EUR	539	2		0
		01/2022			1,363		GBP	1,023	22		0
		02/2022			7		RUB	524	0		0
		03/2022			3		214		0		0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

	04/2022	DKK	14,015		$2,192		43	0
	04/2022		$1,062	DKK	6,795		0	(20)
JPM	01/2022	CNH	1,940		$303		0	(2)
	04/2022	DKK	10,725		1,642		0	(3)
MYI	01/2022	NZD	3,137		2,141		0	(8)
	04/2022	DKK	91,508		14,443		408	0
NAB	01/2022	JPY	2,024,580		17,844		244	0
	02/2022		2,024,808		17,587		0	(19)
SCX	01/2022	CNH	759		118		0	(1)
	01/2022	EUR	41,502		46,784		0	(466)
	02/2022		40,963		46,610		0	(54)
	02/2022	GBP	15,221		20,615		14	0
TOR	01/2022	AUD	3,465		2,480		0	(41)
UAG	01/2022	NZD	4,371		2,948		0	(46)
	01/2022		$4	RUB	279		0	0

Total Forward Foreign Currency Contracts							$1,130	$(1,189)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	2,200	$1	$316
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,090	236	444
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,410	105	202
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	1,800	112	85
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	2,100	153	304
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	3,800	239	167

							$846	$1,518

Total Purchased Options							$846	$1,518

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	1,400	$(2)	$0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	300	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	400	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	800	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	700	(1)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	2,200	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	2,000	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	600	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	600	(3)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	100	(1)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	300	(2)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	100	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	300	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	1,300	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	2,700	(4)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	700	(1)	0
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	900	(1)	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	200	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	100	0	0
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	300	(1)	0
	Put - OTC CDX.HY-37 5-Year Index		Sell	96.000	03/16/2022	400	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	1,700	(2)	(1)
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	200	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	800	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	1,400	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	1,300	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	400	(1)	0
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	1,200	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	300	0	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	300	0	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	100	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	1,200	(1)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	1,200	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	400	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	400	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	900	(1)	(1)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	600	(1)	(1)

$(45)	$(10)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(45)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0

$(441)	$(45)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	6,600	$0	$(374)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	9,240	(230)	(525)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	4,160	(102)	(236)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	9,100	(115)	(90)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.526)	11/17/2022	48,200	(75)	(11)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	6,400	(155)	(363)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	18,500	(244)	(190)

$(921)	$(1,789)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	300	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	300	(1)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	300	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	400	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	100	0	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	200	(1)	0
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	200	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	200	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	300	(1)	(1)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	200	0	0

$(21)	$(8)

Total Written Options	$(1,428)	$(1,852)

(i)

Securities with an aggregate market value of $659 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$36,235	$0	$36,235
Industrials	0	306	0	306
Utilities	0	1,190	0	1,190
U.S. Government Agencies	0	39,150	0	39,150
U.S. Treasury Obligations	0	659,558	0	659,558
Non-Agency Mortgage-Backed Securities	0	35,524	0	35,524
Asset-Backed Securities	0	37,037	0	37,037
Sovereign Issues	0	74,394	0	74,394
Preferred Securities
Banking & Finance	0	178	0	178
Short-Term Instruments
Repurchase Agreements	0	1,118	0	1,118

$0	$884,690	$0	$884,690
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,775	$0	$0	$2,775

Total Investments	$2,775	$884,690	$0	$887,465

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	106	391	0	497
Over the counter	0	2,648	0	2,648

$106	$3,039	$0	$3,145
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(52)	(485)	0	(537)
Over the counter	0	(3,041)	0	(3,041)

$(52)	$(3,526)	$0	$(3,578)

Total Financial Derivative Instruments	$54	$(487)	$0	$(433)

Totals	$2,829	$884,203	$0	$887,032

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.0% ¤
CORPORATE BONDS & NOTES 1.2%
INDUSTRIALS 1.2%
Entergy Louisiana LLC 2.350% due 06/15/2032	$1,600	$1,597
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,419	1,449
3.100% due 04/07/2030	1,419	1,408
Vessel Management Services, Inc. 3.432% due 08/15/2036	4,120	4,523

Total Corporate Bonds & Notes (Cost $8,551)		8,977

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	11,489
0.147% due 07/25/2037 •	64	62
0.552% due 10/25/2030 •	1	1
1.002% due 04/25/2032 •	8	8
1.283% due 06/01/2043 •	92	94
1.284% due 03/01/2044 •	81	83
1.805% due 07/01/2035 •	8	8
1.994% due 11/01/2034 •	21	21
2.000% due 10/01/2024 •	6	6
2.250% due 11/01/2023 •	1	1
2.269% due 04/01/2028 •	7	7
2.340% due 02/01/2028 •	1	1
2.440% due 05/01/2025 •	1	2
2.631% due 12/01/2027 •	15	15
3.500% due 06/25/2044	3,101	3,491
4.000% due 09/25/2044 - 10/25/2044	9,536	10,194
4.250% due 04/25/2037	516	538
4.500% due 10/25/2023 - 06/25/2025	499	517
5.625% due 04/17/2028	200	250
6.000% due 05/17/2027	83	89
6.500% due 11/25/2023 - 07/25/2031	374	420
6.750% due 06/25/2032	591	690
6.900% due 05/25/2023	4	5
7.000% due 12/25/2022 - 05/18/2027	396	420
9.000% due 06/01/2027	8	8
Federal Farm Credit Bank
5.125% due 07/09/2029	675	848
5.750% due 12/07/2028	500	641
Federal Housing Administration 7.430% due 10/01/2022 - 01/01/2024	4	4
Freddie Mac
0.510% due 01/15/2033 •	21	22
0.610% due 04/15/2029 - 12/15/2032 •	19	19
0.660% due 06/15/2031 •	9	9
1.282% due 10/25/2044 •	1,104	1,132
1.482% due 07/25/2044 •	280	288
2.256% due 10/01/2026 •	8	8
2.262% due 01/01/2028 •	12	12
2.271% due 01/01/2028 •	7	7
2.325% due 09/01/2027 •	7	7
2.390% due 10/25/2023 •	4	4
3.500% due 05/15/2042 - 01/15/2048	14,945	16,312
4.000% due 07/15/2042	4,972	5,503
4.000% due 12/15/2042 •	1,728	1,751
4.320% due 10/25/2052 ~	6,632	7,497
4.500% due 02/15/2035 - 07/15/2035	824	883
5.500% due 06/15/2035	7,145	8,934
6.000% due 05/15/2028 - 09/15/2029	17	19
6.250% due 09/15/2023	82	85
6.500% due 08/01/2022 - 10/25/2043	99	108
7.000% due 07/15/2022 - 01/15/2024	12	13
Ginnie Mae
1.625% due 07/20/2022 - 09/20/2026 ~	19	20
1.875% due 04/20/2022 - 06/20/2026 ~	14	15
1.875% due 04/20/2027 - 05/20/2032 •	62	64
2.000% due 03/20/2023 - 08/20/2026 ~	6	6
2.000% due 01/20/2027 - 01/20/2028 •	28	28
2.125% due 12/20/2022 - 10/20/2026 ~	3	4

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2021 (Unaudited)

2.125% due 10/20/2026 - 11/20/2027 •	22	22
2.500% due 03/20/2025 ~	1	1
4.000% due 08/20/2044 - 09/20/2044	9,298	10,019
6.000% due 08/20/2033	890	974
6.500% due 08/20/2034 - 09/20/2034	5	6
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	5,673
Small Business Administration 5.240% due 08/01/2023	105	108
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	7,400	6,394
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	142	145
4.000% due 06/01/2049	82	87
6.500% due 02/01/2022 - 08/01/2037	36	41
7.000% due 02/01/2038 - 03/01/2038	12	13

Total U.S. Government Agencies (Cost $84,245)		96,146

U.S. TREASURY OBLIGATIONS 101.9%
U.S. Treasury Bonds
1.125% due 05/15/2040	65,600	57,518
1.125% due 08/15/2040	154,100	134,597
1.250% due 05/15/2050	95,170	80,854
1.375% due 11/15/2040 (f)	9,060	8,259
1.750% due 08/15/2041	131,300	127,341
1.875% due 02/15/2051 (d)	57,750	57,159
1.875% due 11/15/2051 (d)	57,200	56,762
2.000% due 11/15/2041 (d)	143,200	144,878
2.000% due 02/15/2050 (d)	1,570	1,595
2.000% due 08/15/2051 (d)	66,700	68,013
2.375% due 05/15/2051 (d)	5,200	5,745
2.500% due 05/15/2046 (f)	2,028	2,242
3.000% due 11/15/2045 (f)	680	817
U.S. Treasury Notes
1.500% due 11/30/2028	3,600	3,615
U.S. Treasury STRIPS (b)
0.000% due 05/15/2044	2,800	1,801
0.000% due 08/15/2044	4,800	3,069
0.000% due 11/15/2044	4,700	2,989
0.000% due 05/15/2045	1,500	945
0.000% due 08/15/2046	1,500	924

Total U.S. Treasury Obligations (Cost $785,911)		759,123

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
BAMLL Commercial Mortgage Securities Trust 1.160% due 04/15/2036 •	2,200	2,197
BANK 4.046% due 03/15/2061 ~	800	893
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~	24	24
2.625% due 04/25/2033 ~	9	9
2.835% due 02/25/2033 ~	3	3
2.846% due 02/25/2034 ~	52	52
Bear Stearns ALT-A Trust 2.868% due 09/25/2035 ^~	217	164
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,561
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,906
3.815% due 04/10/2033 ~	2,600	2,718
Countrywide Alternative Loan Trust
0.462% due 05/25/2047 •	295	283
0.522% due 05/25/2035 •	264	259
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •	35	34
0.742% due 03/25/2035 •	345	308
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	22	22
6.500% due 04/25/2033	0	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.116% due 07/25/2033 ~	34	35
Credit Suisse Mortgage Capital Certificates 0.262% due 11/27/2036 •	544	544
Extended Stay America Trust 1.190% due 07/15/2038 •	1,691	1,696
HarborView Mortgage Loan Trust
0.544% due 05/19/2035 •	178	172
0.584% due 03/19/2036 ^•	213	213
3.873% due 07/19/2035 ^~	22	21
Hilton USA Trust 3.719% due 11/05/2038	2,130	2,263
Impac CMB Trust 0.602% due 10/25/2035 •	1,055	1,052

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2021 (Unaudited)

JP Morgan Mortgage Trust 2.419% due 07/25/2035 ~	61	62
LUXE Commercial Mortgage Trust 1.090% due 11/15/2026 •	400	400
Morgan Stanley Capital Trust 1.279% due 12/15/2023 •	1,800	1,803
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	198	202
2.750% due 11/25/2059 ~	1,262	1,285
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.359% due 10/25/2035 ~	817	731
Residential Accredit Loans, Inc. Trust
0.402% due 08/25/2035 •	182	155
6.000% due 06/25/2036 ^	429	417
Sequoia Mortgage Trust
0.804% due 10/19/2026 •	5	5
0.804% due 07/20/2033 •	153	154
0.864% due 10/20/2027 •	2	2
Structured Adjustable Rate Mortgage Loan Trust 0.542% due 05/25/2037 •	526	517
Structured Asset Mortgage Investments Trust
0.542% due 05/25/2036 •	78	76
0.764% due 09/19/2032 •	3	3
0.944% due 10/19/2033 •	47	45
WaMu Mortgage Pass-Through Certificates Trust
0.622% due 11/25/2045 •	14	14
0.722% due 01/25/2045 •	178	178
0.894% due 12/25/2046 •	251	244
1.082% due 02/25/2046 •	397	402
1.482% due 06/25/2042 •	6	7
1.482% due 08/25/2042 •	6	6
1.725% due 08/25/2046 •	208	204
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,705

Total Non-Agency Mortgage-Backed Securities (Cost $27,955)		28,047

ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities Trust
0.762% due 10/25/2032 •	19	18
1.102% due 11/25/2042 •	177	176
Credit-Based Asset Servicing & Securitization Trust 0.162% due 11/25/2036 •	11	6
ECMC Group Student Loan Trust 0.853% due 02/27/2068 •	663	663
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •	104	104
MASTR Asset-Backed Securities Trust 0.927% due 10/25/2034 •	969	966
Merrill Lynch Mortgage Investors Trust 1.032% due 07/25/2035 •	644	643
New Century Home Equity Loan Trust 0.837% due 06/25/2035 •	368	369
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	184	184
RAAC Trust 0.792% due 11/25/2036 •	499	499
SLM Student Loan Trust 0.724% due 10/25/2029 •	669	672
Soundview Home Loan Trust 0.162% due 11/25/2036 •	144	58
Washington Mutual Asset-Backed Certificates Trust 0.162% due 10/25/2036 •	84	44

Total Asset-Backed Securities (Cost $4,528)		4,402

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.6%		4,334

Total Short-Term Instruments (Cost $4,334)		4,334

Total Investments in Securities (Cost $915,524)		901,029

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,535	161

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $163)	161

Total Investments in Affiliates (Cost $163)	161

Total Investments 121.0% (Cost $915,687)	$901,190
Financial Derivative Instruments (e)(g) (0.0)%(Cost or Premiums, net $132)	(262)
Other Assets and Liabilities, net (21.0)%	(156,078)

Net Assets 100.0%	$744,850

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.030%	12/31/2021	01/03/2022	$3,100	U.S. Treasury Notes 2.500% due 05/15/2024	$(3,153)	$3,100	$3,100
FICC	0.000	12/31/2021	01/03/2022	1,234	U.S. Treasury Notes 1.250% due 09/30/2028	(1,259)	1,234	1,234

Total Repurchase Agreements	$(4,412)	$4,334	$4,334

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(38,542)	$(38,546)
CIB	0.100	12/09/2021	01/12/2022	(33,722)	(33,725)
JPS	0.030	12/28/2021	01/04/2022	(43,864)	(43,864)
0.080	12/31/2021	01/03/2022	(22,568)	(22,568)

Total Reverse Repurchase Agreements	$(138,703)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.3)%
Ginnie Mae, TBA	3.500%	01/01/2052	$1,100	$(1,148)	$(1,145)
Uniform Mortgage-Backed Security, TBA	1.500	01/01/2037	1,000	(1,000)	(1,003)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2052	30,200	(30,105)	(30,042)

Total Short Sales (4.3)%	$(32,253)	$(32,190)

(d)	Securities with an aggregate market value of $139,084 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(185,286) at a weighted average interest rate of 0.043%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	507	$61,335	$(74)	$36	$0
U.S. Treasury 10-Year Note March Futures	03/2022	29	3,784	20	2	0

$(54)	$38	$0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	838	$(182,828)	$162	$0	$(40)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	218	(31,923)	(374)	0	(58)
U.S. Treasury 30-Year Bond March Futures	03/2022	210	(33,692)	(178)	0	(118)

$(390)	$0	$(216)

Total Futures Contracts	$(444)	$38	$(216)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$42,800	$93	$287	$380	$22	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	8,900	(149)	(362)	(511)	0	(23)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026	17,040	58	565	623	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	21,690	222	1,250	1,472	0	(11)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	6,800	(25)	54	29	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	7,830	154	501	655	0	(24)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	2,800	(233)	(89)	(322)	11	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	1,630	38	181	219	0	(7)

Total Swap Agreements	$158	$2,387	$2,545	$33	$(70)

(f)	Securities with an aggregate market value of $4,698 and cash of $584 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	7,900	$480	$322

Total Purchased Options	$480	$322

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395%	10/23/2023	38,300	$(475)	$(347)

$(475)	$(347)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	$100.297	03/07/2022	700	$(2)	$(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	300	0	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	300	(1)	(1)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	900	(1)	0
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	700	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	2,000	(7)	(6)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	1,000	(4)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	1,000	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	800	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	1,000	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	600	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	900	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	600	(1)	0

$(31)	$(22)

Total Written Options	$(506)	$(369)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$8,977	$0	$8,977
U.S. Government Agencies	0	96,146	0	96,146
U.S. Treasury Obligations	0	759,123	0	759,123
Non-Agency Mortgage-Backed Securities	0	28,047	0	28,047
Asset-Backed Securities	0	4,402	0	4,402
Short-Term Instruments
Repurchase Agreements	0	4,334	0	4,334

$0	$901,029	$0	$901,029
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$161	$0	$0	$161

Total Investments	$161	$901,029	$0	$901,190

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(32,190)	$0	$(32,190)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	71	0	71
Over the counter	0	322	0	322

$0	$393	$0	$393
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(286)	0	(286)
Over the counter	0	(369)	0	(369)

$0	$(655)	$0	$(655)

Total Financial Derivative Instruments	$0	$(262)	$0	$(262)

Totals	$161	$868,577	$0	$868,738

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Low Duration Credit Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 53.8%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,900	$1,972
ABG Intermediate Holdings 2 LLC
0.010% due 12/08/2028		293	291
4.000% due 12/21/2028		1,865	1,857
4.100% due 12/08/2028 «		293	291
6.500% due 12/20/2029 «		700	704
Advantage Sales & Marketing, Inc. 5.250% (LIBOR03M + 4.500%) due 10/28/2027 ~		3,465	3,473
AHP Health Partners, Inc. 4.000% (LIBOR03M + 3.500%) due 08/04/2028 ~		1,496	1,501
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		775	776
Albion Financing 3 SARL
5.250% (EUR003M + 5.250%) due 07/31/2026 ~	EUR	550	627
Alliant Holdings Intermediate LLC 4.000% (LIBOR03M + 3.500%) due 11/06/2027 ~		$1,700	1,700
Allied Universal Holding LLC 4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~		434	433
Altar BidCo, Inc.
4.250% due 11/17/2028		1,000	997
7.000% due 11/04/2029		1,200	1,209
Altice France S.A. 4.118% (LIBOR03M + 4.000%) due 08/14/2026 ~		215	214
American Trailer World Corp. 4.500% (LIBOR03M + 3.750%) due 03/03/2028 ~		170	170
AP Core Holdings II, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		1,519	1,522
AppLovin Corp. 3.500% (LIBOR03M + 3.000%) due 10/25/2028 ~		1,546	1,547
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		2,620	2,606
Armor Holding LLC 5.000% (LIBOR03M + 4.500%) due 12/11/2028 ~		575	578
Artera Services LLC 4.500% (LIBOR03M + 3.500%) due 03/06/2025 ~		995	966
ASP Unifrax Holdings, Inc. 3.974% (LIBOR03M + 3.750%) due 12/12/2025 ~		1,172	1,159
Asurion LLC 3.354% (LIBOR03M + 3.250%) due 12/23/2026 ~		2,126	2,114
Atotech B.V. 3.000% (LIBOR03M + 2.500%) due 03/18/2028 ~		1,269	1,268
Avantor, Inc. 2.750% (LIBOR03M + 2.250%) due 11/08/2027 ~		1,143	1,142
Banff Merger Sub, Inc. 3.974% (LIBOR03M + 3.750%) due 10/02/2025 ~		1,895	1,889
BCP Modular Services Finance PLC 4.500% due 12/13/2028	EUR	3,150	3,591
BCPE Empire Holdings, Inc. 4.500% (LIBOR03M + 4.000%) due 06/11/2026 ~		$2,700	2,691
Bingo Industries Ltd. 4.000% (LIBOR03M + 3.500%) due 07/08/2028 «~		1,571	1,569
Birkenstock GmbH & Co. KG 3.750% (LIBOR03M + 3.250%) due 04/28/2028 ~		597	596
Brookfield Retail Holdings VII Sub 3 LLC 2.604% (LIBOR03M + 2.500%) due 08/27/2025 ~		1,272	1,257
BWAY Holding Co. 3.354% (LIBOR03M + 3.250%) due 04/03/2024 ~		995	983
Caesars Resort Collection LLC 2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		3,884	3,869
Canada Goose, Inc. 4.250% (LIBOR03M + 3.500%) due 10/07/2027 ~		995	998
Carnival Corp. 3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,769	1,753
Castlelake LP 3.250% due 10/22/2026		1,547	1,543
CBI Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 01/06/2028 ~		100	99
CCI Buyer, Inc. 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~		1,191	1,193
Cimpress PLC 4.000% (LIBOR03M + 3.500%) due 05/17/2028 ~		995	997

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

Clarios Global LP 3.354% (LIBOR03M + 3.250%) due 04/30/2026 ~	433	431
Clean Harbors, Inc. 2.104% (LIBOR03M + 2.000%) due 10/08/2028 ~	1,025	1,025
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,925	1,901
CNT Holdings Corp. 4.250% (LIBOR03M + 3.500%) due 11/08/2027 ~	997	998
CommScope, Inc. 3.352% (LIBOR03M + 3.250%) due 04/06/2026 ~	416	411
Conduent Business Services LLC 4.750% (LIBOR03M + 4.250%) due 10/16/2028 ~	1,325	1,326
Cornerstone OnDemand, Inc. 4.250% (LIBOR03M + 3.750%) due 10/16/2028 ~	1,775	1,773
Coty, Inc. 2.353% (LIBOR03M + 2.250%) due 04/07/2025 ~	2,186	2,157
Covanta Holding Corp. TBD% due 11/30/2028	3,000	3,007
Cowen, Inc. 4.000% (LIBOR03M + 3.250%) due 03/24/2028 «~	1,588	1,584
CQP Holdco LP 4.250% (LIBOR03M + 3.750%) due 06/05/2028 ~	2,444	2,440
Cushman & Wakefield U.S. Borrower LLC 2.852% (LIBOR03M + 2.750%) due 08/21/2025 ~	1,471	1,464
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~	999	1,001
Dei Sales, Inc. 5.604% (LIBOR03M + 5.500%) due 04/28/2028 «~	1,058	1,058
Delta 2 (LUX) SARL 3.500% (LIBOR03M + 2.500%) due 02/01/2024 ~	282	282
Diamond (BC) B.V. 3.500% (LIBOR03M + 3.000%) due 09/29/2028 ~	200	199
Diamond Sports Group LLC 3.353% (LIBOR03M + 3.250%) due 08/24/2026 ~	4,355	2,047
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~	733	735
Dotdash Meredith, Inc. 4.500% due 12/01/2028	2,500	2,506
Endure Digital, Inc. 4.250% (LIBOR03M + 3.500%) due 02/10/2028 ~	2,093	2,078
Energizer Holdings, Inc. 2.750% (LIBOR03M + 2.000%) due 12/22/2027 ~	623	623
Ensono LP 4.750% (LIBOR03M + 4.000%) due 05/19/2028 ~	1,721	1,720
Entercom Media Corp. 2.602% (LIBOR03M + 2.500%) due 11/18/2024 ~	1,066	1,055
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~	595	481
ExGen Renewables LLC 3.500% (LIBOR03M + 2.500%) due 12/15/2027 ~	575	576
FinCo I LLC 2.604% (LIBOR03M + 2.500%) due 06/27/2025 ~	1,197	1,195
First Student Bidco, Inc.
3.500% (LIBOR03M + 3.000%) due 07/21/2028 ~	1,899	1,890
4.000% (LIBOR03M + 3.000%) due 07/21/2028 ~	701	698
Fleet U.S. Bidco, Inc. 3.104% (LIBOR03M + 3.000%) due 10/07/2026 «~	2,194	2,181
Flex Acquisition Co., Inc. 4.000% (LIBOR03M + 3.500%) due 03/02/2028 ~	1,739	1,738
Forest City Enterprises LP 3.601% (LIBOR03M + 3.500%) due 12/08/2025 ~	2,357	2,329
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~	736	737
Garda World Security Corp. 4.461% (LIBOR03M + 4.250%) due 10/29/2026 ~	850	850
Getty Images, Inc. 4.625% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,469	1,473
Gibson Brands, Inc. 5.750% (LIBOR03M + 5.000%) due 08/11/2028 «~	1,000	992
GIP Blue Holding LP 5.000% (LIBOR03M + 4.500%) due 09/29/2028 «~	4,175	4,170
Global Medical Response, Inc. 5.112% (LIBOR03M + 4.750%) due 10/02/2025 ~	997	994
Graham Packaging Co., Inc. 3.750% (LIBOR03M + 3.000%) due 08/04/2027 ~	29	29
Gray Television, Inc. 3.099% (LIBOR03M + 3.000%) due 12/01/2028 ~	800	797
Great Outdoors Group LLC 4.500% (LIBOR03M + 3.750%) due 03/06/2028 ~	100	100
Grinding Media, Inc. 4.750% (LIBOR03M + 4.000%) due 10/12/2028 ~	1,870	1,871
H Food Holdings LLC
3.792% (LIBOR03M + 3.688%) due 05/23/2025 ~	865	861
6.000% due 05/23/2025	394	395
Hertz Corp. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~	1,696	1,700

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

Hilton Grand Vacations Borrower LLC 3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~	599	600
HUB International Ltd. 4.000% (LIBOR03M + 3.250%) due 04/25/2025 ~	4,900	4,905
Hudson River Trading LLC 3.104% (LIBOR03M + 3.000%) due 03/20/2028 ~	497	495
Hyperion Materials & Technologies, Inc. 5.000% (LIBOR03M + 4.500%) due 08/30/2028 ~	1,250	1,251
iHeartCommunications, Inc. 3.104% (LIBOR03M + 3.000%) due 05/01/2026 ~	604	600
II-VI, Inc. TBD% (LIBOR03M + 2.750%) due 12/01/2028 ~	2,950	2,951
Illuminate Buyer LLC 3.604% (LIBOR03M + 3.500%) due 06/30/2027 ~	562	559
INEOS Enterprises Holdings U.S. Finco LLC 4.500% (LIBOR03M + 3.500%) due 08/28/2026 ~	1,505	1,511
INEOS U.S. Finance LLC 3.250% due 11/08/2028	2,550	2,539
Instant Brands Holdings, Inc. 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~	2,506	2,406
Insulet Corp. 3.750% (LIBOR03M + 3.250%) due 05/04/2028 «~	1,095	1,099
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	1,380	1,381
Ivanti Software, Inc.
5.000% (LIBOR03M + 4.250%) due 12/01/2027 ~	1,581	1,587
7.750% (LIBOR03M + 7.250%) due 12/01/2028 ~	1,000	1,001
KKR Apple Bidco, LLC
3.500% (LIBOR03M + 3.000%) due 09/23/2028 ~	525	524
6.250% (LIBOR03M + 5.750%) due 09/21/2029 ~	1,075	1,091
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~	470	459
LBM Acquisition LLC 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~	1,178	1,169
LifeMiles Ltd. 6.250% (LIBOR03M + 5.250%) due 08/30/2026 ~	1,500	1,498
Lonza Group AG 4.750% (LIBOR03M + 4.000%) due 07/03/2028 ~	1,095	1,095
LSCS Holdings, Inc. 8.500% (LIBOR03M + 8.000%) due 12/17/2029 ~	1,075	1,072
Madison IAQ LLC 3.750% (LIBOR03M + 3.250%) due 06/21/2028 ~	398	398
Magenta Buyer LLC 5.750% (LIBOR03M + 5.000%) due 07/27/2028 ~	1,496	1,496
Mattress Firm, Inc. 5.000% (LIBOR03M + 4.250%) due 09/25/2028 ~	800	796
Mavenir Systems, Inc. 5.250% (LIBOR03M + 4.750%) due 08/18/2028 ~	1,500	1,504
McGraw-Hill Global Education Holdings LLC 5.250% (LIBOR03M + 4.750%) due 07/28/2028 ~	324	323
MedAssets Software Intermediate Holdings, Inc. 4.500% (LIBOR03M + 4.000%) due 11/17/2028 ~	1,300	1,301
Metronet Systems Holdings LLC 4.500% (LIBOR03M + 3.750%) due 05/26/2028 ~	1,796	1,799
MH Sub I LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~	1,898	1,890
Mitchell International, Inc. 4.250% (LIBOR03M + 3.750%) due 10/15/2028 ~	350	349
MKS Instruments, Inc. 2.750% due 10/21/2028	2,100	2,098
Olympus Water U.S. Holding Corp. 4.250% (LIBOR03M + 3.750%) due 11/09/2028 ~	1,225	1,222
Option Care Health, Inc. 3.250% (LIBOR03M + 2.750%) due 10/27/2028 ~	1,575	1,575
Ortho-Clinical Diagnostics S.A. 3.081% (LIBOR03M + 3.000%) due 06/30/2025 ~	1,300	1,301
Oryx Midstream Services Permian Basin LLC 3.750% (LIBOR03M + 3.250%) due 10/05/2028 ~	1,350	1,343
Packaging Coordinators Midco, Inc. 4.500% (LIBOR03M + 3.750%) due 11/30/2027 ~	125	125
Padagis LLC 5.250% (LIBOR03M + 4.750%) due 07/06/2028 ~	116	116
Parexel International Corp. 4.000% (LIBOR03M + 3.500%) due 11/15/2028 ~	875	876
Park River Holdings, Inc. 4.000% (LIBOR03M + 3.250%) due 12/28/2027 ~	1,975	1,959
Paysafe Group Holdings II Ltd. 3.250% due 06/28/2028	1,990	1,940
Pelican Products, Inc. 4.750% due 11/16/2028 «	1,250	1,246
Peraton Holding Corp. 4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~	995	997
Phoenix Guarantor, Inc. 3.354% (LIBOR03M + 3.250%) due 03/05/2026 ~	266	265
Polaris Newco LLC 4.500% (LIBOR03M + 4.000%) due 06/02/2028 ~	1,895	1,897

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

Presidio Holdings, Inc. 3.600% - 3.630% (LIBOR03M + 3.500%) due 01/22/2027 ~	2,194	2,197
Project Ruby Ultimate Parent Corp. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~	199	198
PUG LLC 4.750% (LIBOR03M + 4.250%) due 02/12/2027 ~	2,120	2,120
Radiate Holdco LLC 4.000% due 09/25/2026	1,150	1,148
RE/MAX International, Inc. 3.000% (LIBOR03M + 2.500%) due 07/21/2028 ~	547	546
RealPage, Inc.
3.750% due 04/22/2028	197	197
3.750% (LIBOR03M + 3.250%) due 04/24/2028 ~	2,678	2,673
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~	952	952
Restoration Hardware, Inc. 3.000% (LIBOR03M + 2.500%) due 10/20/2028 ~	1,397	1,393
Rexnord Industries LLC 2.750% (LIBOR03M + 2.250%) due 10/04/2028 ~	1,900	1,904
Reynolds Group Holdings, Inc. 4.000% (LIBOR03M + 3.500%) due 09/20/2028 ~	1,895	1,894
Sabre GLBL, Inc. 4.000% (LIBOR03M + 3.500%) due 12/17/2027 ~	668	661
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~	1,251	1,262
Shutterfly, Inc. 5.750% (LIBOR03M + 5.000%) due 09/25/2026 ~	1,150	1,128
Signify Health LLC 3.750% (LIBOR03M + 3.250%) due 06/22/2028 ~	748	747
Sitel Worldwide Corp S.A. 4.250% (LIBOR03M + 3.750%) due 08/28/2028 ~	1,297	1,298
Sophia LP 4.250% (LIBOR03M + 3.500%) due 10/07/2027 ~	723	724
Southwestern Energy Co. 3.000% due 06/22/2027	1,500	1,505
Spirit AeroSystems Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 01/15/2025 ~	1,931	1,936
Staples, Inc. 5.132% (LIBOR03M + 5.000%) due 04/16/2026 ~	744	720
Starfruit Finco B.V. 3.102% (LIBOR03M + 3.000%) due 10/01/2025 ~	224	223
Starwood Property Trust, Inc. 4.000% (LIBOR03M + 3.250%) due 07/26/2026 «~	400	402
Sunshine Luxembourg VII SARL 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~	305	306
Surgery Center Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 08/31/2026 ~	1,020	1,021
Taboola.com Ltd. 4.500% (LIBOR03M + 4.000%) due 08/17/2028 «~	1,000	995
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~	1,409	1,353
Tempo Acquisition LLC 3.750% (LIBOR03M + 3.250%) due 11/02/2026 ~	474	475
TGP Holdings LLC
1.750% due 06/29/2028 µ	74	73
4.000% (LIBOR03M + 3.250%) due 06/29/2028 ~	559	557
TIBCO Software, Inc. 4.500% due 06/30/2026	1,000	992
Toruk AS TBD% due 11/02/2028	250	246
TPG VIII Elf Purchaser LLC 4.000% (LIBOR03M + 3.500%) due 11/06/2028 ~	1,175	1,177
Trans Union LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2028 ~	1,575	1,573
TransDigm, Inc. 2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~	4,738	4,680
Trident TPI Holdings, Inc.
4.000% - 4.500% (LIBOR03M + 4.000%) due 09/15/2028 ~µ	202	202
4.000% - 4.500% (LIBOR03M + 4.000%) due 09/15/2028 ~	1,420	1,421
Truck Hero, Inc. 4.000% (LIBOR03M + 3.250%) due 01/31/2028 ~	347	347
U.S. Renal Care, Inc.
5.104% (LIBOR03M + 5.000%) due 06/26/2026 ~	1,150	1,122
6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~	224	221
Ultimate Software Group, Inc. 3.750% (LIBOR03M + 3.250%) due 05/03/2026 ~	1,475	1,469
United Talent Agency LLC 4.750% (LIBOR03M + 4.000%) due 07/07/2028 «~	650	649
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~	1,883	1,884
USI, Inc. 3.474% (LIBOR03M + 3.250%) due 12/02/2026 ~	1,746	1,737
Veritas U.S., Inc. 6.000% (LIBOR03M + 5.000%) due 09/01/2025 ~	2,015	2,017
Verscend Holding Corp. 4.104% (LIBOR03M + 4.000%) due 08/27/2025 ~	1,579	1,581

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

Vertical U.S. Newco, Inc. 4.000% (LIBOR03M + 3.500%) due 07/30/2027 ~		414	414
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		1,421	1,420
Victoria's Secret & Co. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~		50	50
Voyage Australia Pty. Ltd. 4.000% (LIBOR03M + 3.500%) due 07/20/2028 ~		100	100
Wayne Farms LLC 2.750% due 09/24/2028		775	772
Welbilt, Inc. 2.604% (LIBOR03M + 2.500%) due 10/23/2025 ~		1,615	1,612
Wheel Pros LLC 5.250% (LIBOR03M + 4.500%) due 05/11/2028 ~		475	475
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		447	449
WOOF Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 12/21/2027 ~		1,095	1,097
Worldwide Express Operations LLC 5.000% (LIBOR03M + 4.250%) due 07/26/2028 ~		1,250	1,254
Xplornet Communications, Inc. 4.500% (LIBOR03M + 4.000%) due 10/02/2028 ~		150	150
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,899	1,876

Total Loan Participations and Assignments (Cost $227,076)			228,227

CORPORATE BONDS & NOTES 35.8%
BANKING & FINANCE 7.4%
Allied Universal Holdco LLC
4.625% due 06/01/2028		700	695
6.625% due 07/15/2026		2,200	2,311
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	300	270
8.000% due 01/22/2030 •		700	666
8.500% due 09/10/2030 •		400	392
10.500% due 07/23/2029		100	109
CURO Finance LLC 7.500% due 08/01/2028		$500	503
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,425	1,436
Diversified Healthcare Trust 9.750% due 06/15/2025		3,300	3,575
Ford Motor Credit Co. LLC
0.130% due 12/01/2024 •	EUR	400	450
1.355% due 02/07/2025		400	459
3.375% due 11/13/2025		$200	208
3.664% due 09/08/2024		2,400	2,496
5.125% due 06/16/2025		400	436
5.584% due 03/18/2024		400	431
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		1,600	1,656
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,400	2,348
7.625% due 05/01/2026		350	358
Genworth Holdings, Inc. 4.800% due 02/15/2024		300	312
HAT Holdings LLC 3.375% due 06/15/2026		525	531
Jefferson Capital Holdings LLC 6.000% due 08/15/2026		675	684
Ladder Capital Finance Holdings LLLP 5.250% due 10/01/2025		2,200	2,227
LFS Topco LLC 5.875% due 10/15/2026		100	103
OneMain Finance Corp.
3.500% due 01/15/2027		2,475	2,450
7.125% due 03/15/2026		900	1,027
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		800	770
5.375% due 10/15/2025		2,200	2,263
RLJ Lodging Trust LP 3.750% due 07/01/2026		100	101
Starwood Property Trust, Inc. 3.625% due 07/15/2026		1,900	1,893

			31,160

INDUSTRIALS 26.4%
Adient U.S. LLC 9.000% due 04/15/2025		1,700	1,808
Ahead DB Holdings LLC 6.625% due 05/01/2028		600	596

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

Air Canada 3.875% due 08/15/2026		1,375	1,404
American Airlines Pass-Through Trust 3.375% due 11/01/2028		271	269
American Airlines, Inc.
5.500% due 04/20/2026		3,875	4,036
5.750% due 04/20/2029		1,300	1,392
Artera Services LLC 9.033% due 12/04/2025		600	635
ATP Tower Holdings LLC 4.050% due 04/27/2026		1,175	1,172
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,550	1,584
Bombardier, Inc.
7.125% due 06/15/2026		1,250	1,298
7.500% due 03/15/2025		1,100	1,122
Boyd Gaming Corp. 8.625% due 06/01/2025		700	751
Buckeye Partners LP 4.125% due 03/01/2025		900	930
Caesars Entertainment, Inc. 6.250% due 07/01/2025		2,200	2,312
Cedar Fair LP 5.500% due 05/01/2025		700	725
Cheniere Energy, Inc. 4.625% due 10/15/2028		700	746
Chesapeake Energy Corp. 5.500% due 02/01/2026		850	896
Cinemark USA, Inc.
5.250% due 07/15/2028 (b)		800	781
5.875% due 03/15/2026		250	253
Clarios Global LP 6.250% due 05/15/2026		700	733
Cleveland-Cliffs, Inc. 6.750% due 03/15/2026		900	954
CommScope, Inc. 6.000% due 03/01/2026		1,800	1,856
Community Health Systems, Inc. 8.000% due 03/15/2026		2,500	2,631
Coty, Inc. 4.750% due 01/15/2029		1,250	1,272
Delta Air Lines, Inc. 7.375% due 01/15/2026		166	196
Diamond Sports Group LLC 5.375% due 08/15/2026		600	301
DIRECTV Holdings LLC 5.875% due 08/15/2027		300	308
Dun & Bradstreet Corp. 6.875% due 08/15/2026		3,600	3,748
eG Global Finance PLC 6.750% due 02/07/2025		575	583
EnLink Midstream Partners LP 4.850% due 07/15/2026		800	843
EQM Midstream Partners LP 6.000% due 07/01/2025		1,000	1,089
Golden Nugget, Inc. 6.750% due 10/15/2024		725	726
Hudbay Minerals, Inc. 4.500% due 04/01/2026		300	300
iHeartCommunications, Inc. 6.375% due 05/01/2026		3,000	3,116
IRB Holding Corp. 7.000% due 06/15/2025		900	953
Jaguar Land Rover Automotive PLC
4.500% due 01/15/2026	EUR	1,200	1,422
6.875% due 11/15/2026		200	259
KAR Auction Services, Inc. 5.125% due 06/01/2025		$1,725	1,753
LABL, Inc. 6.750% due 07/15/2026		2,900	2,992
Legacy LifePoint Health LLC 6.750% due 04/15/2025		300	313
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		100	101
Manitowoc Co., Inc. 9.000% due 04/01/2026		150	158
Mclaren Finance PLC 7.500% due 08/01/2026		200	203
MGM Resorts International 4.625% due 09/01/2026		1,900	1,978
Mohegan Gaming & Entertainment 8.000% due 02/01/2026		425	447
MoneyGram International, Inc. 5.375% due 08/01/2026		200	203
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,225	3,274

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

NCL Corp. Ltd. 10.250% due 02/01/2026	965	1,123
Northriver Midstream Finance LP 5.625% due 02/15/2026	300	313
NuStar Logistics LP 6.000% due 06/01/2026	3,400	3,693
Occidental Petroleum Corp. 5.550% due 03/15/2026	2,300	2,563
Outfront Media Capital LLC 6.250% due 06/15/2025	300	312
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028	300	298
Pactiv LLC 7.950% due 12/15/2025	600	665
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/2026	400	417
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	3,300	3,502
Prime Security Services Borrower LLC 5.750% due 04/15/2026	1,200	1,290
Radiate Holdco LLC 4.500% due 09/15/2026	1,800	1,820
Range Resources Corp. 4.875% due 05/15/2025	900	930
Rattler Midstream LP 5.625% due 07/15/2025	200	208
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	500	529
Resolute Forest Products, Inc. 4.875% due 03/01/2026	2,200	2,239
Rolls-Royce PLC 3.625% due 10/14/2025	1,500	1,524
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025	805	903
Sabre GLBL, Inc.
7.375% due 09/01/2025	400	419
9.250% due 04/15/2025	1,900	2,149
Scientific Games International, Inc.
8.250% due 03/15/2026	400	422
8.625% due 07/01/2025	1,100	1,176
Select Medical Corp. 6.250% due 08/15/2026	900	954
Sigma Holdco BV 7.875% due 05/15/2026	1,575	1,520
Sirius XM Radio, Inc. 3.125% due 09/01/2026	450	451
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	1,400	1,411
Staples, Inc. 7.500% due 04/15/2026	1,975	2,032
Studio City Finance Ltd. 5.000% due 01/15/2029	1,900	1,703
Summer BC Bidco B LLC 5.500% due 10/31/2026	700	717
Sunnova Energy Corp. 5.875% due 09/01/2026	100	102
Tenet Healthcare Corp. 4.875% due 01/01/2026	3,000	3,086
Travel + Leisure Co. 6.625% due 07/31/2026	3,600	3,996
TripAdvisor, Inc. 7.000% due 07/15/2025	200	211
Triumph Group, Inc. 6.250% due 09/15/2024	2,800	2,821
Tronox, Inc. 6.500% due 05/01/2025	300	317
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	3,200	3,355
United Airlines, Inc. 4.375% due 04/15/2026	1,550	1,618
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	300	312
4.125% due 08/15/2031	300	319
Viking Cruises Ltd. 13.000% due 05/15/2025	1,450	1,643
Wolverine Escrow LLC 9.000% due 11/15/2026	1,500	1,427
Wynn Las Vegas LLC
5.250% due 05/15/2027	100	102
5.500% due 03/01/2025	1,800	1,856

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

Wynn Resorts Finance LLC 7.750% due 04/15/2025	300	315

		112,185

UTILITIES 2.0%
Antero Midstream Partners LP 7.875% due 05/15/2026	200	221
Blue Racer Midstream LLC 7.625% due 12/15/2025	1,000	1,061
CrownRock LP 5.625% due 10/15/2025	1,800	1,843
Endeavor Energy Resources LP
5.750% due 01/30/2028	900	961
6.625% due 07/15/2025	2,300	2,436
Iliad Holding SASU 6.500% due 10/15/2026	525	552
NGL Energy Operating LLC 7.500% due 02/01/2026	1,200	1,239
Tallgrass Energy Partners LP 7.500% due 10/01/2025	200	217

		8,530

Total Corporate Bonds & Notes (Cost $151,923)		151,875

	SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
Stearns Holding LLC 'B' «	52,605	36

Total Common Stocks (Cost $93)		36

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	252	0

Total Warrants (Cost $33)		0

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (a) 0.1%		250

Total Short-Term Instruments (Cost $250)		250

Total Investments in Securities (Cost $379,375)		380,388

INVESTMENTS IN AFFILIATES 9.0%
SHORT-TERM INSTRUMENTS 9.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short-Term Floating NAV Portfolio III	3,932,347	38,215

Total Short-Term Instruments (Cost $38,729)		38,215

Total Investments in Affiliates (Cost $38,729)		38,215

Total Investments 98.7% (Cost $418,104)		$418,603
Financial Derivative Instruments (c)(d) (0.0)%(Cost or Premiums, net $(417))		(95)
Other Assets and Liabilities, net 1.3%		5,780

Net Assets 100.0%		$424,288

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$250	U.S. Treasury Notes 1.250% due 03/31/2028	$(255)	$250	$250

Total Repurchase Agreements	$(255)	$250	$250

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

JML	(0.070)%	10/28/2021	01/06/2022	$(644)	$(644)

Total Reverse Repurchase Agreements	$(644)

(b)	Securities with an aggregate market value of $781 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(155) at a weighted average interest rate of (0.071%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	12/15/2026	$31,100	$(158)	$299	$141	$0	$(13)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	13,700	(259)	20	(239)	0	(9)

Total Swap Agreements	$(417)	$319	$(98)	$0	$(22)

Cash of $1,578 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2022	EUR	68	$76	$0	$(1)
01/2022	$4,353	EUR	3,847	27	0
JPM	01/2022	711	629	5	0
SCX	01/2022	EUR	9,034	$10,184	0	(102)
01/2022	$501	EUR	442	3	0
02/2022	EUR	4,184	$4,761	0	(5)

Total Forward Foreign Currency Contracts	$35	$(108)

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$207,753	$20,766	$228,519
Corporate Bonds & Notes
Banking & Finance	0	31,160	0	31,160
Industrials	0	112,185	0	112,185
Utilities	0	8,530	0	8,530
Common Stocks
Real Estate	0	0	36	36
Short-Term Instruments
Repurchase Agreements	0	250	0	250

$0	$359,878	$20,802	$380,680
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,214	$0	$0	$38,214

Total Investments	$38,214	$359,878	$20,802	$418,894

Financial Derivative Instruments - Assets
Over the counter	$0	$35	$0	$35

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(22)	0	(22)
Over the counter	0	(108)	0	(108)

$0	$(130)	$0	$(130)

Total Financial Derivative Instruments	$0	$(95)	$0	$(95)

Totals	$38,214	$359,783	$20,802	$418,799

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,364	$25,748	$(11,484)	$17	$139	$(18)	$0	$0	$20,766	$59
Common Stocks
Financials	234	0	(248)	0	0	14	0	0	0	0
Real Estate	0	92	0	0	0	(56)	0	0	36	(56)
Warrants
Financials	0	33	0	0	0	(33)	0	0	0	0

Totals	$6,598	$25,873	$(11,732)	$17	$139	$(93)	$0	$0	$20,802	$3

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$20,766	Third Party Vendor	Broker Quote	96.000 - 100.500	99.365
Common Stocks
Real Estate	36	Discounted Cash Flow	Recovery Value	$0.692	—

Total	$20,802

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.3% ¤
CORPORATE BONDS & NOTES 46.7%
BANKING & FINANCE 32.5%
American Express Co. 0.780% (US0003M + 0.620%) due 05/20/2022 ~		$900	$901
Asian Development Bank
1.875% due 08/10/2022		800	807
4.700% due 03/12/2024	MXN	41,000	1,885
6.000% due 02/05/2026	BRL	11,000	1,737
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	400	461
AvalonBay Communities, Inc. 1.900% due 12/01/2028		$3,300	3,261
Banco Santander Chile 2.700% due 01/10/2025		2,400	2,454
Bank of America Corp.
0.981% due 09/25/2025 •		1,700	1,680
1.486% due 05/19/2024 •		2,100	2,116
1.530% due 12/06/2025 •		500	501
Bank of Nova Scotia
0.650% due 07/31/2024		2,400	2,371
2.375% due 01/18/2023		2,700	2,747
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,032
1.586% (US0003M + 1.430%) due 02/15/2023 ~		$700	701
2.852% due 05/07/2026 •		900	929
4.610% due 02/15/2023 •		800	803
BNP Paribas S.A. 3.500% due 03/01/2023		1,000	1,030
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		2,700	2,646
Citigroup, Inc.
0.776% due 10/30/2024 •		1,700	1,691
1.281% due 11/03/2025 •		2,200	2,195
1.678% due 05/15/2024 •		2,300	2,326
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,337
1.106% due 02/24/2027 •		1,400	1,359
CPI Property Group S.A. 2.750% due 05/12/2026	EUR	1,000	1,224
Credit Agricole S.A. 1.144% (US0003M + 1.020%) due 04/24/2023 ~		$1,900	1,921
Digital Dutch Finco BV 0.625% due 07/15/2025	EUR	2,000	2,304
Equinix, Inc.
1.000% due 09/15/2025		$3,000	2,913
1.550% due 03/15/2028		1,300	1,252
Equitable Financial Life Global Funding
0.800% due 08/12/2024		1,500	1,477
1.300% due 07/12/2026		1,700	1,665
Equitable Holdings, Inc. 3.900% due 04/20/2023		780	807
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,848
Federal Realty Investment Trust 1.250% due 02/15/2026		2,100	2,059
Five Corners Funding Trust 4.419% due 11/15/2023		1,200	1,272
Hana Bank 3.375% due 01/30/2022		2,100	2,104
HAT Holdings LLC 3.375% due 06/15/2026		1,700	1,719
Healthpeak Properties, Inc. 2.125% due 12/01/2028		3,000	3,007
Host Hotels & Resorts LP 3.375% due 12/15/2029		2,100	2,143
HSBC Holdings PLC 3.033% due 11/22/2023 •		1,700	1,730
Hyundai Capital Services, Inc. 1.250% due 02/08/2026		1,800	1,758
ING Groep NV 1.400% due 07/01/2026 •		3,100	3,070

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	2,800	2,247
5.310% due 02/05/2026	ZAR	26,000	1,553
International Finance Corp. 8.000% due 10/09/2023	IDR	29,000,000	2,148
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,316
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$400	394
0.653% due 09/16/2024 •		2,800	2,788
0.768% due 08/09/2025 •		1,700	1,674
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		4,400	4,452
Lloyds Banking Group PLC 2.858% due 03/17/2023 •		1,800	1,807
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,973
Mizuho Financial Group, Inc.
0.970% (US0003M + 0.790%) due 03/05/2023 ~		1,000	1,007
1.435% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	811
3.922% due 09/11/2024 •		$900	941
Morgan Stanley 0.864% due 10/21/2025 •		3,100	3,058
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	344
3.450% due 12/04/2023		$1,500	1,575
3.625% due 06/20/2023		1,500	1,562
Natwest Group PLC 2.359% due 05/22/2024 •		2,300	2,337
NongHyup Bank
0.875% due 07/28/2024		1,900	1,882
1.250% due 07/20/2025		2,800	2,775
Norinchukin Bank 1.284% due 09/22/2026		2,200	2,169
OneMain Finance Corp. 3.500% due 01/15/2027		1,600	1,584
ORIX Corp. 4.050% due 01/16/2024		900	951
Pacific Life Global Funding 1.375% due 04/14/2026		1,900	1,892
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		900	925
Reliance Standard Life Global Funding 2.625% due 07/22/2022		900	911
Shinhan Bank Co. Ltd.
0.250% due 10/16/2024	EUR	1,000	1,150
1.375% due 10/21/2026		$500	494
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		2,800	2,763
Shriram Transport Finance Co. Ltd. 4.400% due 03/13/2024		1,700	1,723
SL Green Operating Partnership LP 3.250% due 10/15/2022		900	915
Standard Chartered PLC 1.214% due 03/23/2025 •		4,300	4,267
Starwood Property Trust, Inc. 3.750% due 12/31/2024		1,400	1,417
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024		1,700	1,681
0.934% due 10/11/2024	EUR	900	1,051
Svenska Handelsbanken AB 3.900% due 11/20/2023		$900	951
Swedbank AB 0.250% due 11/07/2022	EUR	400	458
UBS AG 7.625% due 08/17/2022 (d)		$1,900	1,974
Unibail-Rodamco-Westfield SE 1.000% due 03/14/2025	EUR	300	350
UniCredit SpA
4.027% (US0003M + 3.900%) due 01/14/2022 ~		$600	601
7.830% due 12/04/2023		1,200	1,339

			140,453

INDUSTRIALS 6.6%
Apple, Inc. 2.850% due 02/23/2023		1,200	1,225
Chanel Ceres PLC 0.500% due 07/31/2026	EUR	1,700	1,933
Danone S.A.
2.589% due 11/02/2023		$600	615
2.947% due 11/02/2026		872	918
Discovery Communications LLC 2.950% due 03/20/2023		1,300	1,330
IHS Markit Ltd. 5.000% due 11/01/2022		1,000	1,033

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,000	1,026
Kia Corp. 1.000% due 04/16/2024		2,000	1,993
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	505
Local Initiatives Support Corp. 3.005% due 03/01/2022		700	701
MercadoLibre, Inc. 2.375% due 01/14/2026		1,400	1,363
Microsoft Corp. 2.700% due 02/12/2025		1,000	1,047
PayPal Holdings, Inc. 2.200% due 09/26/2022		1,900	1,927
RELX Capital, Inc. 3.500% due 03/16/2023		2,400	2,471
Renewable Energy Group, Inc. 5.875% due 06/01/2028		1,400	1,440
Ryder System, Inc. 2.875% due 06/01/2022		1,200	1,209
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,568
Weir Group PLC 2.200% due 05/13/2026		$4,000	3,948
Wipro IT Services LLC 1.500% due 06/23/2026		2,300	2,251

			28,503

UTILITIES 7.6%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		2,300	2,503
AES Corp. 1.375% due 01/15/2026		2,100	2,041
Avangrid, Inc.
3.150% due 12/01/2024		2,200	2,305
3.200% due 04/15/2025		1,200	1,262
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		900	946
British Telecommunications PLC 4.500% due 12/04/2023		2,000	2,117
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		1,985	2,032
Electricite de France S.A. 3.625% due 10/13/2025		500	534
Enel Finance International NV
1.375% due 07/12/2026		1,200	1,170
2.650% due 09/10/2024		2,100	2,164
Eversource Energy
0.800% due 08/15/2025		2,400	2,337
2.750% due 03/15/2022		1,600	1,604
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		1,600	1,636
5.950% due 07/29/2026		1,400	1,492
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		2,200	2,218
India Green Energy Holdings 5.375% due 04/29/2024		500	515
India Green Power Holdings 4.000% due 02/22/2027		2,700	2,727
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029		1,100	1,113
Southern Power Co. 0.900% due 01/15/2026		2,000	1,935

			32,651

Total Corporate Bonds & Notes (Cost $201,861)			201,607

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 1.5%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024		3,000	3,066
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	986
California Municipal Finance Authority Revenue Notes, Series 2020 1.605% due 11/01/2023		1,000	1,008
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.949% due 11/01/2022		695	703

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

1.982% due 11/01/2023	740	755

		6,518

CONNECTICUT 0.3%
Connecticut State General Obligation Notes, Series 2020 2.500% due 07/01/2022	1,300	1,313

NEW YORK 0.3%
New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024	100	98
0.823% due 05/01/2025	225	221
0.923% due 11/01/2025	250	245
1.023% due 05/01/2026	650	634
1.123% due 11/01/2026	250	244

		1,442

Total Municipal Bonds & Notes (Cost $9,215)		9,273

U.S. GOVERNMENT AGENCIES 14.2%
Fannie Mae
0.442% due 09/25/2042 •	35	35
0.700% due 07/30/2025	8,200	8,061
1.000% due 01/25/2043	7	7
1.284% due 07/01/2042 •	8	8
1.334% due 09/01/2041 •	20	21
1.565% due 11/01/2034 •	2	2
1.652% due 05/01/2035 •	2	2
1.855% due 11/01/2035 •	3	4
1.875% due 11/01/2035 •	7	7
1.952% due 07/01/2035 •	1	1
2.000% due 08/01/2035 •	27	28
3.212% due 08/01/2029 •	5	5
3.500% due 02/25/2043 (a)	422	26
5.000% due 01/25/2040 - 07/25/2040	126	141
5.038% due 12/25/2042 ~	4	4
5.750% due 10/25/2035	6	7
5.952% due 02/01/2031 •	2	3
Freddie Mac
0.486% due 12/15/2042 •	607	614
0.650% due 10/22/2025 - 10/27/2025	8,200	8,008
0.680% due 08/06/2025	8,200	8,054
0.800% due 10/28/2026	1,700	1,654
0.820% due 10/15/2037 •	34	34
0.826% due 02/25/2031	3,712	3,543
1.156% due 09/25/2030 ~(a)	13,985	1,188
1.284% due 02/25/2045 •	16	16
1.980% due 06/01/2035 •	16	17
2.000% due 11/15/2026	157	158
2.053% due 07/01/2035 •	4	4
2.269% due 08/01/2035 •	16	17
2.700% due 08/01/2023	3,579	3,578
2.875% due 04/25/2026	1,900	2,005
2.939% due 04/25/2029	1,900	2,056
4.000% due 06/01/2048	496	536
5.000% due 10/01/2033	3	4
6.500% due 07/25/2043	42	50
9.504% due 08/15/2044 •	160	204
Ginnie Mae
0.399% due 10/20/2043 •	420	419
0.531% due 04/20/2065 •	113	113
0.535% due 06/20/2065 •	193	193
0.541% due 02/20/2067 •	465	466
0.581% due 07/20/2067 •	905	907
0.661% due 05/20/2066 •	142	142
0.681% due 04/20/2065 •	153	154
0.711% due 03/20/2065 •	724	729
0.731% due 11/20/2065 •	318	320
0.801% due 02/20/2066 •	356	357
0.851% due 10/20/2066 •	598	606
1.031% due 06/20/2067 •	814	821
1.875% due 06/20/2027 •	4	4
2.000% due 05/20/2030 - 02/20/2032 •	12	12
3.500% due 05/20/2049 - 08/20/2049	2,393	2,551
4.000% due 06/20/2048	880	951
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	2,216	2,270
4.000% due 08/01/2047 - 08/01/2048	889	954
5.500% due 01/01/2025 - 02/01/2028	50	51
6.000% due 05/01/2037	0	1
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037 - 02/01/2052	8,700	8,784

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

3.000% due 03/01/2052		600	620

Total U.S. Government Agencies (Cost $61,932)			61,527

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •		2	2
Banc of America Funding Trust 2.787% due 05/25/2035 ~		80	82
Banc of America Mortgage Trust
2.499% due 08/25/2034 ~		39	41
3.583% due 03/25/2033 ~		84	85
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		2,200	2,339
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~		4	4
Bear Stearns ALT-A Trust
2.603% due 05/25/2035 ~		25	26
2.868% due 09/25/2035 ^~		7	5
Beast Mortgage Trust 1.300% due 03/15/2036 •		1,500	1,500
BSREP Commercial Mortgage Trust 1.060% due 08/15/2038 •		3,700	3,701
Citigroup Mortgage Loan Trust
0.173% due 01/25/2037 •		30	29
2.470% due 05/25/2035 •		2	2
2.470% due 10/25/2035 •		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•		33	33
2.510% due 02/20/2035 ~		4	5
2.673% due 11/25/2034 ~		14	14
DROP Mortgage Trust 1.260% due 04/15/2026 •		1,800	1,803
Eurosail PLC 1.045% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	798	1,080
Extended Stay America Trust 1.190% due 07/15/2038 •		$2,288	2,295
First Horizon Alternative Mortgage Securities Trust 2.305% due 01/25/2035 ~		74	77
FirstMac Mortgage Funding Trust
1.065% due 03/08/2049 •	AUD	154	113
1.315% due 03/08/2049 •		800	585
GCT Commercial Mortgage Trust 0.910% due 02/15/2038 •		$1,700	1,699
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	1,690	2,296
GMAC Mortgage Corp. Loan Trust 3.751% due 11/19/2035 ~		$5	5
Great Hall Mortgages PLC 0.344% due 06/18/2039 •		84	83
GSR Mortgage Loan Trust
2.325% due 06/25/2034 ~		7	8
2.629% due 11/25/2035 ~		28	28
2.851% due 09/25/2035 ~		23	24
J.P. Morgan Chase Commercial Mortgage Securities Corp. 0.910% due 04/15/2038 •		2,268	2,267
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		22	14
One New York Plaza Trust 1.060% due 01/15/2036 •		2,200	2,199
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.662% due 12/25/2035 •		30	29
Prime Mortgage Trust 0.502% due 02/25/2034 •		1	1
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •	GBP	969	1,325
Starwood Mortgage Trust 1.160% due 04/15/2034 •		$2,300	2,306
Structured Adjustable Rate Mortgage Loan Trust
1.482% due 01/25/2035 ^•		30	28
2.431% due 02/25/2034 ~		16	17
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •		47	18
0.604% due 07/19/2035 •		8	8
0.662% due 02/25/2036 ^•		15	14
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	1,937	2,627
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		565	770
VASA Trust 1.010% due 07/15/2039 •		$2,900	2,892
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •		8	8
0.682% due 10/25/2045 •		47	47
0.843% due 11/25/2034 •		27	26

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

1.482% due 06/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $32,469)			32,568

ASSET-BACKED SECURITIES 3.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.212% due 03/25/2035 •		1,300	1,304
Bear Stearns Asset-Backed Securities Trust 1.102% due 10/25/2037 •		22	22
College Avenue Student Loans LLC 1.303% due 12/26/2047 •		3,165	3,199
Countrywide Asset-Backed Certificates 0.522% due 01/25/2045 •		137	136
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 12/25/2034 •		1,078	1,065
Edsouth Indenture LLC 1.253% due 09/25/2040 •		32	32
GE-WMC Mortgage Securities Trust 0.182% due 08/25/2036 •		2	1
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		2,226	2,195
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		1,033	1,027
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		13	13
Morgan Stanley ABS Capital, Inc. Trust 0.202% due 07/25/2036 •		9	5
NovaStar Mortgage Funding Trust 0.422% due 05/25/2036 •		175	174
Securitized Asset-Backed Receivables LLC Trust 0.222% due 12/25/2036 ^•		43	14
Service Experts Issuer 2.670% due 02/02/2032		1,441	1,439
SLC Student Loan Trust 0.313% due 03/15/2027 •		54	54
SLM Student Loan Trust
0.244% due 01/25/2027 •		90	90
0.274% due 10/25/2029 •		233	232
Structured Asset Investment Loan Trust
0.807% due 03/25/2034 •		69	68
1.077% due 10/25/2033 •		6	6
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,100	3,088
Tricolor Auto Securitization Trust 0.740% due 04/15/2024		1,551	1,550

Total Asset-Backed Securities (Cost $15,502)			15,714

SOVEREIGN ISSUES 3.9%
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	798
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,866
Israel Government International Bond 0.750% due 07/31/2022	ILS	3,500	1,130
Korea Development Bank
0.500% due 10/27/2023		$2,100	2,083
4.800% due 06/10/2023	IDR	35,000,000	2,458
Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,230
Mexico Government International Bond 1.350% due 09/18/2027	EUR	1,700	1,976
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	793
2.450% due 03/01/2023		3,000	2,417
Serbia Government International Bond 1.000% due 09/23/2028	EUR	1,900	2,055

Total Sovereign Issues (Cost $16,783)			16,806

SHORT-TERM INSTRUMENTS 23.3%
REPURCHASE AGREEMENTS (e) 0.1%			550

ISRAEL TREASURY BILLS 2.7%
0.000% due 04/06/2022 - 11/02/2022 (b)(c)	ILS	35,800	11,514

U.S. TREASURY BILLS 18.3%
0.053% due 01/18/2022 - 04/28/2022 (b)(c)(g)(i)		$78,931	78,923

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 2.2%
0.084% due 03/15/2022 (b)(c)	3,100	3,100
0.084% due 04/26/2022 (b)(c)	6,500	6,498

		9,598

Total Short-Term Instruments (Cost $100,175)		100,585

Total Investments in Securities (Cost $437,937)		438,080

Total Investments 101.3% (Cost $437,937)		$438,080
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $(161))		(1,061)
Other Assets and Liabilities, net (1.1)%		(4,855)

Net Assets 100.0%		$432,164

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$550	U.S. Treasury Notes 1.250% due 03/31/2028	$(561)	$550	$550

Total Repurchase Agreements	$(561)	$550	$550

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - 2-Year Eurodollar Mid-Curve	$98.250	01/14/2022	11	$28	$(4)	$(1)
Put - 2-Year Eurodollar Mid-Curve	98.375	01/14/2022	53	133	(20)	(12)

Total Written Options	$(24)	$(13)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	675	$147,266	$(285)	$32	$0
U.S. Treasury 5-Year Note March Futures	03/2022	73	8,831	(2)	5	0

$(287)	$37	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022	265	S	(34,574)	$(103)	$0	$(16)
U.S. Treasury 30-Year Bond March Futures	03/2022	46	(7,380)	(72)	0	(26)
United Kingdom Long Gilt March Futures	03/2022	35	(5,917)	(9)	0	(19)

$(184)	$0	$(61)

Total Futures Contracts	$(471)	$37	$(61)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Valeo SA	1.000%	Quarterly	06/20/2026	1.221%	EUR	1,000	$(18)	$7	$(11)	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	1,800	$(32)	$85	$53	$0	$(46)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	31,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022		199,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/18/2022		20,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/19/2022		21,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022		99,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/21/2022		40,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022		11,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/18/2022		10,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024		1,180,000	18	(8)	10	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/18/2026		20,000	(1)	(1)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		10,000	1	1	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		99,000	1	(66)	(65)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		40,000	(1)	(43)	(44)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		31,000	(1)	2	1	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		23,000	13	(2)	11	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		176,000	0	(3)	(3)	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		21,000	0	(1)	(1)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		11,000	0	(1)	(1)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		$67,300	28	(10)	18	0	(10)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	JPY	31,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022		199,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/18/2022		20,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/19/2022		21,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022		99,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/21/2022		40,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022		11,000	0	0	0	0	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/18/2022	10,000	0	0	0	0	0

$26	$(48)	$(22)	$26	$(57)

Total Swap Agreements	$8	$(41)	$(33)	$26	$(58)

(g)	Securities with an aggregate market value of $759 and cash of $2,136 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	MXN	40,922	$1,986	$6	$0
02/2022	ZAR	13,857	850	0	(14)
BPS	01/2022	AUD	1,782	1,253	0	(44)
01/2022	GBP	6,479	8,579	0	(191)
01/2022	IDR	17,079,786	1,179	0	(21)
01/2022	$1,126	AUD	1,574	19	0
02/2022	JPY	16,400	$144	1	0
02/2022	$2,564	NOK	22,325	0	(31)
CBK	04/2022	ILS	11,000	$3,368	0	(174)
07/2022	3,500	1,093	0	(37)
08/2022	3,527	1,101	0	(38)
10/2022	3,600	1,120	0	(45)
DUB	10/2022	5,100	1,598	0	(52)
GLM	01/2022	GBP	152	202	0	(4)
01/2022	$445	GBP	330	2	0
11/2022	ILS	3,400	$1,101	0	0
11/2022	ZAR	2,496	156	5	0
HUS	01/2022	AUD	4,209	2,971	0	(92)
01/2022	IDR	39,094,306	2,693	0	(53)
02/2022	EUR	17,049	19,569	142	0
02/2022	$3,419	JPY	386,700	0	(56)
IND	05/2022	ZAR	10,277	$633	0	0
JPM	01/2022	IDR	3,301,375	229	0	(3)
02/2022	$857	JPY	97,300	0	(11)
09/2022	ILS	9,201	$2,886	0	(89)
MYI	01/2022	BRL	10,702	1,892	0	(29)
01/2022	IDR	8,993,857	619	0	(12)
01/2022	$1,874	BRL	10,702	47	0
02/2022	BRL	10,702	$1,862	0	(47)
SCX	02/2022	GBP	6,479	8,775	6	0
TOR	01/2022	CAD	7,106	5,542	0	(75)
01/2022	$1,700	AUD	2,375	28	0
01/2022	5,581	CAD	7,049	0	(8)
02/2022	CAD	7,049	$5,580	8	0

Total Forward Foreign Currency Contracts	$264	$(1,126)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870%	11/02/2022	36,500	$(72)	$(37)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	36,500	(73)	(93)

Total Written Options	$(145)	$(130)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2021 (Unaudited)

(i)

Securities with an aggregate market value of $272 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$140,453	$0	$140,453
Industrials	0	28,503	0	28,503
Utilities	0	32,651	0	32,651
Municipal Bonds & Notes
California	0	6,518	0	6,518
Connecticut	0	1,313	0	1,313
New York	0	1,442	0	1,442
U.S. Government Agencies	0	61,527	0	61,527
Non-Agency Mortgage-Backed Securities	0	32,568	0	32,568
Asset-Backed Securities	0	15,714	0	15,714
Sovereign Issues	0	16,806	0	16,806
Short-Term Instruments
Repurchase Agreements	0	550	0	550
Israel Treasury Bills	0	11,514	0	11,514
U.S. Treasury Bills	0	78,923	0	78,923
U.S. Treasury Cash Management Bills	0	9,598	0	9,598

Total Investments	$0	$438,080	$0	$438,080

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	63	0	63
Over the counter	0	264	0	264

	$0	$327	$0	$327
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(113)	0	(132)
Over the counter	0	(1,256)	0	(1,256)

	$(19)	$(1,369)	$0	$(1,388)

Total Financial Derivative Instruments	$(19)	$(1,042)	$0	$(1,061)

Totals	$(19)	$437,038	$0	$437,019

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Low Duration Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.5% ¤
CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 13.8%
AIB Group PLC 4.750% due 10/12/2023		$500	$529
American Tower Corp. 3.375% due 05/15/2024		500	522
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023		20,600	20,525
Bank of America Corp.
0.412% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	14,100	16,337
0.810% due 10/24/2024 •		$4,600	4,571
1.486% due 05/19/2024 •		25,300	25,491
2.881% due 04/24/2023 •		11,550	11,626
3.550% due 03/05/2024 •		5,100	5,253
Bank of Nova Scotia 0.650% due 07/31/2024		8,300	8,201
Barclays Bank PLC 7.625% due 11/21/2022 (g)		1,683	1,776
Barclays PLC
1.586% (US0003M + 1.430%) due 02/15/2023 ~		29,500	29,536
1.746% (US0003M + 1.625%) due 01/10/2023 ~		5,000	5,001
3.684% due 01/10/2023		3,500	3,502
4.610% due 02/15/2023 •		500	502
BPCE S.A. 4.000% due 09/12/2023		350	367
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~		21,300	21,312
Camden Property Trust 3.500% due 09/15/2024		200	210
CC Holdings GS LLC 3.849% due 04/15/2023		5,035	5,212
CIT Group, Inc. 5.000% due 08/01/2023		1,800	1,903
Citigroup, Inc.
0.776% due 10/30/2024 •		20,800	20,685
0.825% (US0003M + 0.690%) due 10/27/2022 ~		25,400	25,507
1.281% due 11/03/2025 •		700	699
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		24,300	23,658
1.106% due 02/24/2027 •		4,300	4,174
Credit Agricole S.A. 1.907% due 06/16/2026 •		17,200	17,247
Credit Suisse AG 6.500% due 08/08/2023 (g)		800	863
Credit Suisse Group AG 4.550% due 04/17/2026		7,000	7,720
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		8,095	8,271
Danske Bank A/S
1.621% due 09/11/2026 •		500	493
5.000% due 01/12/2022		20,700	20,718
Deutsche Bank AG
0.550% due 11/08/2023 •		23,000	22,982
1.269% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	18,980
3.300% due 11/16/2022		28,400	28,995
3.875% due 02/12/2024	GBP	5,100	7,205
3.950% due 02/27/2023		$600	619
3.961% due 11/26/2025 •		29,300	30,961
5.000% due 02/14/2022		21,000	21,096
Equinix, Inc. 2.625% due 11/18/2024		7,800	8,042
Equitable Financial Life Global Funding 0.800% due 08/12/2024		5,400	5,319
Federal Realty Investment Trust 3.950% due 01/15/2024		18,600	19,488
Ford Credit Canada Co.
2.766% due 06/22/2022 (h)	CAD	2,000	1,588
3.485% (CDOR03 + 3.030%) due 01/10/2022 ~(h)		10,000	7,906
Ford Motor Credit Co. LLC
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$500	501
1.391% (US0003M + 1.235%) due 02/15/2023 ~		9,750	9,735

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

3.087% due 01/09/2023		8,700	8,859
3.096% due 05/04/2023		20,100	20,503
3.339% due 03/28/2022		6,800	6,820
3.350% due 11/01/2022		7,300	7,401
3.550% due 10/07/2022		16,300	16,566
3.810% due 01/09/2024		2,000	2,077
4.250% due 09/20/2022		2,082	2,122
5.596% due 01/07/2022		11,148	11,170
GA Global Funding Trust 1.250% due 12/08/2023		28,000	27,996
General Motors Financial Co., Inc.
1.250% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	20,928
1.677% (US0003M + 1.550%) due 01/14/2022 ~		2,100	2,101
3.550% due 07/08/2022		1,200	1,218
Goldman Sachs Group, Inc.
0.670% (SOFRRATE + 0.620%) due 12/06/2023 ~		23,200	23,211
0.914% (US0003M + 0.750%) due 02/23/2023 ~		7,000	7,031
1.217% due 12/06/2023		23,200	23,264
1.326% (US0003M + 1.170%) due 05/15/2026 ~		200	204
1.776% (US0003M + 1.600%) due 11/29/2023 ~		17,700	18,063
HAT Holdings LLC 6.000% due 04/15/2025		4,000	4,164
ING Groep NV 1.214% (US0003M + 1.000%) due 10/02/2023 ~		7,700	7,801
JPMorgan Chase & Co.
0.653% due 09/16/2024 •		8,000	7,966
0.697% due 03/16/2024 •		7,260	7,244
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,000	24,116
1.014% (US0003M + 0.890%) due 07/23/2024 ~		12,000	12,118
3.125% due 01/23/2025		1,800	1,891
3.797% due 07/23/2024 •		1,900	1,981
Lloyds Banking Group PLC 2.858% due 03/17/2023 •		1,100	1,104
Logicor Financing SARL 1.500% due 11/14/2022	EUR	21,000	24,158
Metropolitan Life Global Funding 0.950% due 07/02/2025		$20,500	20,225
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		600	601
Mitsubishi UFJ Financial Group, Inc. 0.913% (US0003M + 0.740%) due 03/02/2023 ~		29,800	29,955
Mizuho Financial Group, Inc.
0.849% due 09/08/2024 •		5,700	5,673
0.970% (US0003M + 0.790%) due 03/05/2023 ~		12,500	12,582
1.435% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	21,243
Morgan Stanley 1.524% (US0003M + 1.400%) due 10/24/2023 ~		$2,000	2,018
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		26,100	26,212
2.359% due 05/22/2024 •		10,800	10,976
2.500% due 03/22/2023	EUR	1,300	1,528
Nissan Motor Acceptance Co. LLC
0.772% (US0003M + 0.650%) due 07/13/2022 ~		$5,950	5,954
0.910% due 09/28/2022 •		1,900	1,902
1.050% due 03/08/2024		15,600	15,425
1.125% due 09/16/2024		4,500	4,424
2.650% due 07/13/2022		800	807
Norinchukin Bank 1.284% due 09/22/2026		19,000	18,735
NTT Finance Corp. 0.373% due 03/03/2023		21,300	21,217
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,238
3.450% due 06/02/2025		8,250	8,662
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		1,100	1,111
Standard Chartered PLC
0.980% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	24,017
0.991% due 01/12/2025 •		5,500	5,444
1.282% (US0003M + 1.150%) due 01/20/2023 ~		20,200	20,208
1.319% due 10/14/2023 •		19,900	19,920
1.822% due 11/23/2025 •		5,000	4,997
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		23,100	22,998
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023		13,100	13,058
Temasek Financial Ltd. 2.375% due 01/23/2023		4,500	4,575
U.S. Bancorp 1.450% due 05/12/2025		2,500	2,512
UBS AG
5.125% due 05/15/2024 (g)		6,500	6,969
7.625% due 08/17/2022 (g)		2,800	2,909
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		20,100	20,192
2.859% due 08/15/2023 •		20,200	20,445

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

3.491% due 05/23/2023		19,300	19,497
4.125% due 09/24/2025		7,700	8,321
UniCredit SpA
4.027% (US0003M + 3.900%) due 01/14/2022 ~		25,275	25,296
7.830% due 12/04/2023		49,200	54,879
Wells Fargo & Co.
1.654% due 06/02/2024 •		23,400	23,606
2.509% due 10/27/2023 (h)	CAD	12,300	9,893

			1,290,129

INDUSTRIALS 8.6%
7-Eleven, Inc.
0.625% due 02/10/2023		$13,200	13,153
0.800% due 02/10/2024		9,600	9,495
AbbVie, Inc. 3.200% due 11/06/2022		3,200	3,255
Anthem, Inc.
0.450% due 03/15/2023		28,000	27,895
2.375% due 01/15/2025		2,650	2,734
3.350% due 12/01/2024		4,800	5,074
Barry Callebaut Services NV 5.500% due 06/15/2023		2,600	2,761
Bayer U.S. Finance LLC 1.213% (US0003M + 1.010%) due 12/15/2023 ~		3,800	3,833
Berry Global, Inc. 1.570% due 01/15/2026		1,900	1,861
BMW Finance NV 2.250% due 08/12/2022		28,900	29,209
BMW U.S. Capital LLC
0.800% due 04/01/2024		2,700	2,683
3.450% due 04/12/2023		1,000	1,031
Boeing Co.
1.167% due 02/04/2023		27,600	27,603
1.950% due 02/01/2024		22,500	22,767
Broadcom, Inc.
3.137% due 11/15/2035		5,004	5,039
3.469% due 04/15/2034		5,400	5,659
CenterPoint Energy Resources Corp. 0.673% (US0003M + 0.500%) due 03/02/2023 ~		16,800	16,766
Charter Communications Operating LLC 4.464% due 07/23/2022		27,700	28,112
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024		3,900	4,316
Cigna Corp. 1.014% (US0003M + 0.890%) due 07/15/2023 ~		2,300	2,322
Citrix Systems, Inc. 1.250% due 03/01/2026		1,300	1,267
CommonSpirit Health 1.547% due 10/01/2025		15,500	15,367
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,192
CRH America, Inc. 3.875% due 05/18/2025		2,775	2,967
DAE Funding LLC 1.625% due 02/15/2024		4,300	4,225
Daimler Finance North America LLC
0.750% due 03/01/2024		16,700	16,552
1.040% (US0003M + 0.880%) due 02/22/2022 ~		13,000	13,014
2.550% due 08/15/2022		25,100	25,388
Daimler Trucks Finance North America LLC
0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~		28,000	28,039
0.650% (SOFRRATE + 0.600%) due 12/14/2023 ~		22,000	22,023
0.800% (SOFRRATE + 0.750%) due 12/13/2024 ~		23,000	23,027
1.125% due 12/14/2023		25,000	25,018
Danone S.A. 2.947% due 11/02/2026		6,251	6,582
Dell International LLC 5.450% due 06/15/2023		133	140
Enbridge, Inc.
0.450% (SOFRRATE + 0.400%) due 02/17/2023 ~		900	900
0.660% (US0003M + 0.500%) due 02/18/2022 ~		5,300	5,302
Energy Transfer LP 4.250% due 03/15/2023		300	308
Expedia Group, Inc. 3.600% due 12/15/2023		11,050	11,487
Fidelity National Information Services, Inc.
0.375% due 03/01/2023		6,400	6,370
0.600% due 03/01/2024		12,000	11,818
GATX Corp. 4.750% due 06/15/2022		400	408
General Mills, Inc. 6.410% due 10/15/2022		20,600	21,531
General Motors Co. 5.400% due 10/02/2023 (h)		15,600	16,705

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Global Payments, Inc. 1.200% due 03/01/2026		3,300	3,206
Hasbro, Inc. 3.550% due 11/19/2026		5,800	6,223
Hyundai Capital America
0.800% due 04/03/2023		20,000	19,916
0.800% due 01/08/2024		1,500	1,479
1.000% due 09/17/2024		22,000	21,633
1.150% due 11/10/2022		24,800	24,868
IHS Markit Ltd. 5.000% due 11/01/2022		1,801	1,860
Imperial Brands Finance PLC 3.500% due 02/11/2023		500	509
International Flavors & Fragrances, Inc. 0.697% due 09/15/2022		6,900	6,901
Las Vegas Sands Corp. 3.200% due 08/08/2024		600	611
NetApp, Inc. 1.875% due 06/22/2025		5,800	5,848
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		24,300	24,944
NXP BV 4.875% due 03/01/2024		13,150	14,133
Panasonic Corp. 2.536% due 07/19/2022		18,215	18,362
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		11,100	10,983
Phillips 66 0.900% due 02/15/2024		5,200	5,164
Renesas Electronics Corp. 1.543% due 11/26/2024		23,500	23,360
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,600	3,626
SK Hynix, Inc. 1.000% due 01/19/2024		11,200	11,079
Skyworks Solutions, Inc. 0.900% due 06/01/2023		200	199
Southern Co.
0.420% (SOFRRATE + 0.370%) due 05/10/2023 ~		22,500	22,452
0.600% due 02/26/2024		13,800	13,629
Southern Natural Gas Co. LLC 0.625% due 04/28/2023		8,700	8,652
Toyota Motor Corp. 0.681% due 03/25/2024		25,400	25,261
VMware, Inc. 2.950% due 08/21/2022		23,300	23,577
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023		19,600	20,156
Volkswagen International Finance NV 0.988% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	3,500	4,127
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		$2,000	2,117
WRKCo, Inc. 3.750% due 03/15/2025		3,600	3,839

			803,912

UTILITIES 2.6%
AES Corp. 1.375% due 01/15/2026		22,500	21,865
Atmos Energy Corp. 0.578% (US0003M + 0.380%) due 03/09/2023 ~		27,300	27,307
Enel Finance International NV
1.375% due 07/12/2026		3,200	3,120
2.650% due 09/10/2024		11,700	12,056
Eversource Energy 0.800% due 08/15/2025		2,300	2,240
Exelon Generation Co. LLC 3.250% due 06/01/2025		6,300	6,606
Jersey Central Power & Light Co. 4.700% due 04/01/2024		1,700	1,809
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022		7,300	7,313
NextEra Energy Capital Holdings, Inc. 0.430% (US0003M + 0.270%) due 02/22/2023 ~		20,800	20,770
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~		15,000	15,024
1.367% due 03/10/2023		21,100	20,974
1.691% (US0003M + 1.480%) due 06/16/2022 ~		16,500	16,507
3.250% due 06/15/2023		5,600	5,706
3.400% due 08/15/2024		4,100	4,243
3.750% due 02/15/2024		2,900	3,009
3.850% due 11/15/2023		7,600	7,853
4.250% due 08/01/2023		5,400	5,592
Southern California Edison Co. 0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~		23,000	23,024

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Southern Power Co. 0.900% due 01/15/2026		200	193
Sprint Communications, Inc. 6.000% due 11/15/2022		1,200	1,251
SSE PLC 1.250% due 04/16/2025	EUR	2,600	3,062
Telstra Corp. Ltd. 3.125% due 04/07/2025		$200	210
Verizon Communications, Inc. 2.355% due 03/15/2032		32,183	31,747

			241,481

Total Corporate Bonds & Notes (Cost $2,329,351)			2,335,522

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024		1,100	1,103

Total Municipal Bonds & Notes (Cost $1,100)			1,103

U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.152% due 12/25/2036 •		293	292
0.222% due 06/25/2034 •		92	91
0.352% due 01/25/2037 •		4	4
0.396% due 03/01/2035 •		69	70
0.402% due 03/25/2037 •		510	512
0.452% due 03/25/2037 - 07/25/2037 •		388	390
0.453% due 03/25/2044 •		50	50
0.462% due 03/25/2037 •		25	26
0.482% due 07/25/2037 •		587	593
0.502% due 06/25/2032 - 10/25/2040 •		101	101
0.552% due 12/25/2040 •		13	13
0.572% due 07/25/2037 •		8	8
0.602% due 08/25/2037 - 06/25/2039 •		79	79
0.772% due 03/25/2038 •		29	29
0.852% due 03/25/2038 - 01/25/2040 •		391	397
0.952% due 02/25/2040 •		169	173
1.000% due 01/25/2043		491	470
1.284% due 07/01/2042 - 07/01/2044 •		222	228
1.334% due 09/01/2041 •		23	23
1.465% due 10/01/2034 •		106	106
1.484% due 10/01/2030 - 11/01/2039 •		234	237
1.547% due 03/01/2035 •		746	771
1.565% due 11/01/2034 •		88	88
1.652% due 05/01/2035 •		70	70
1.804% due 01/01/2035 •		675	702
1.843% due 07/01/2035 •		445	450
1.875% due 08/01/2035 •		604	622
1.890% due 09/01/2035 •		317	319
1.922% due 05/01/2035 •		215	216
1.952% due 07/01/2035 •		81	81
1.955% due 09/01/2035 •		6	6
1.997% due 09/01/2032 •		158	159
2.000% due 08/01/2035 •		177	186
2.008% due 06/01/2035 •		165	166
2.048% due 04/01/2034 •		145	146
2.095% due 11/01/2027 •		5	5
2.127% due 08/01/2029 •		111	112
2.145% due 10/01/2035 •		340	345
2.147% due 03/01/2024 •		7	7
2.162% due 11/01/2035 •		7	7
2.220% due 06/01/2035 •		44	44
2.248% due 12/01/2033 •		58	58
2.300% due 03/01/2035 •		53	53
2.340% due 02/01/2028 •		17	18
2.420% due 04/01/2024 •		6	6
2.500% due 05/25/2028 (a)		5,509	273
2.585% due 01/01/2024 •		4	4
4.027% due 12/01/2036 •		8	9
4.250% due 05/25/2033		222	234
4.485% due 01/01/2028 •		2	3
4.940% due 09/01/2034 •		5	5
5.038% due 12/25/2042 ~		774	831
5.500% due 08/25/2034		615	685
5.948% due 10/25/2042 •(a)		13,690	2,471
6.048% due 11/25/2042 •(a)		15,942	1,973
6.500% due 07/25/2023 - 09/01/2033		889	1,021
6.548% due 01/25/2042 •(a)		1,688	289
7.000% due 04/01/2034		11	13
Federal Housing Administration 7.430% due 10/01/2023		1	1

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Freddie Mac
0.363% due 08/25/2031 •	590	578
0.383% due 09/25/2031 •	1,030	1,023
0.440% due 02/15/2037 •	25	25
0.450% due 02/15/2037 •	44	44
0.510% due 05/15/2037 •	8	8
0.560% due 11/15/2030 - 12/15/2031 •	23	24
0.630% due 05/15/2036 •	15	16
0.650% due 10/27/2025	62,200	60,866
0.660% due 01/15/2042 •	18	19
0.680% due 08/06/2025	32,300	31,725
0.800% due 10/28/2026	83,100	80,864
0.965% due 01/15/2038 •	2,101	2,151
1.482% due 07/25/2044 •	1,476	1,520
1.875% due 10/01/2035 •	471	494
1.975% due 04/01/2035 •	162	163
2.000% due 03/01/2035 - 08/01/2035 •	701	717
2.053% due 07/01/2035 •	4	4
2.113% due 03/01/2035 •	88	89
2.151% due 10/01/2027 •	3	3
2.204% due 05/01/2037 •	12	12
2.290% due 04/01/2035 •	219	219
2.338% due 12/01/2022 •	2	2
2.365% due 10/01/2023 - 11/01/2023 •	5	5
2.366% due 06/01/2024 •	1	1
2.395% due 07/01/2027 •	4	4
2.497% due 01/01/2024 •	1	1
2.537% due 02/01/2037 •	7	8
3.000% due 03/15/2027 - 05/15/2027 (a)	8,706	453
3.500% due 02/01/2047 - 06/01/2047	9,338	9,997
3.769% due 08/15/2032 ~	7	7
4.000% due 01/15/2024 (a)	45	1
5.500% due 07/15/2034	408	455
5.840% due 08/15/2043 •(a)	26,495	4,590
6.000% due 12/15/2028 - 07/15/2029	19	21
6.360% due 07/15/2036 •(a)	1,141	196
6.500% due 03/15/2029 - 07/25/2043	8,765	10,414
7.000% due 01/01/2030 - 04/01/2032	7	9
7.040% due 08/15/2036 •(a)	3,167	591
7.500% due 07/15/2030	34	40
8.000% due 04/01/2022 - 12/01/2024	4	4
8.500% due 07/01/2024 - 11/01/2025	28	29
9.504% due 08/15/2044 •	6,904	8,798
Ginnie Mae
0.681% due 03/20/2065 •	7,954	8,017
0.881% due 05/20/2066 •	2,882	2,920
0.981% due 04/20/2066 •	3,982	4,047
1.354% due 08/20/2070 •	21,917	23,073
1.625% due 08/20/2022 - 09/20/2026 ~	96	98
1.625% due 07/20/2027 - 07/20/2034 •	112	115
1.875% due 05/20/2022 - 05/20/2026 ~	54	56
1.875% due 04/20/2027 - 05/20/2030 •	60	62
2.000% due 01/20/2022 - 03/20/2026 ~	126	128
2.000% due 01/20/2027 - 02/20/2032 •	801	828
2.125% due 10/20/2023 - 10/20/2025 ~	127	129
2.125% due 12/20/2026 - 12/20/2027 •	41	41
2.500% due 11/20/2026 •	2	2
4.500% due 08/20/2048	1,339	1,419
Uniform Mortgage-Backed Security
2.000% due 05/01/2036	3,988	4,087
3.500% due 02/01/2047 - 12/01/2047	199,299	214,726
4.000% due 10/01/2047 - 08/01/2048	16,142	17,407
4.500% due 05/01/2023 - 09/01/2046	1,526	1,640
5.000% due 08/01/2025 - 08/01/2040	639	698
5.500% due 01/01/2023 - 01/01/2030	2,897	3,174
6.000% due 09/01/2022 - 01/01/2039	3,085	3,489
6.500% due 02/01/2022 - 03/01/2038	434	495
8.000% due 04/01/2030 - 11/01/2031	237	273
8.500% due 04/01/2025	12	13
9.500% due 07/01/2025 - 11/01/2025	16	17
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037	296,900	303,517
4.500% due 01/01/2037	50	52
Vendee Mortgage Trust 6.500% due 05/15/2029	4,503	5,007

Total U.S. Government Agencies (Cost $816,733)		828,061

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	38	39
American Home Mortgage Assets Trust 0.642% due 11/25/2035 •	503	501
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •	2,158	2,169

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~		12,400	12,422
Banc of America Alternative Loan Trust 5.500% due 10/25/2033		3,055	3,158
Banc of America Funding Trust
0.344% due 05/20/2035 •		523	526
2.603% due 02/20/2036 ~		325	327
2.787% due 05/25/2035 ~		90	93
5.500% due 09/25/2035		372	385
Banc of America Mortgage Trust
2.509% due 02/25/2035 ~		77	79
2.709% due 09/25/2035 ^~		1,399	1,382
3.450% due 05/25/2033 ~		7	8
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~		6	6
2.396% due 08/25/2033 ~		218	223
2.446% due 08/25/2035 ^~		810	736
2.500% due 02/25/2033 ~		28	29
2.500% due 04/25/2033 ~		170	181
2.668% due 01/25/2035 ~		274	282
2.779% due 11/25/2030 ~		9	9
2.811% due 10/25/2036 ^~		268	265
2.835% due 02/25/2033 ~		61	57
2.844% due 08/25/2035 ^~		5,785	5,761
3.310% due 08/25/2033 ~		48	50
4.558% due 01/25/2035 ~		1	1
Bear Stearns ALT-A Trust
2.412% due 04/25/2035 ~		1,973	2,012
2.603% due 05/25/2035 ~		346	349
2.868% due 09/25/2035 ^~		1,137	860
3.279% due 09/25/2034 ~		175	196
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~		2,403	2,021
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.382% due 01/25/2035 •		202	207
Citigroup Mortgage Loan Trust
2.343% due 03/25/2034 ~		287	297
2.549% due 03/25/2036 ^~		1,384	1,342
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •		12	13
Commercial Mortgage Trust 1.400% due 12/15/2038 •		23,573	23,632
Countrywide Alternative Loan Trust 0.502% due 06/25/2036 ^•		391	186
Countrywide Home Loan Mortgage Pass-Through Trust 1.991% due 02/20/2036 ^•		4,963	5,001
Credit Suisse First Boston Mortgage Securities Corp.
0.593% due 03/25/2032 ~		302	290
4.967% due 06/25/2032 ~		37	38
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.519% due 10/25/2033 ~		33	33
Credit Suisse Mortgage Capital Trust 3.052% due 07/25/2050 ~		26,742	27,338
CRSNT Commercial Mortgage Trust 0.930% due 04/15/2036 •		25,400	25,355
DROP Mortgage Trust 1.260% due 04/15/2026 •		23,100	23,142
EMF-NL Prime BV 0.299% due 04/17/2041 •	EUR	3,000	2,788
Eurosail PLC
0.243% due 12/10/2044 •	GBP	76	103
0.255% due 03/13/2045 •		409	549
1.045% (BP0003M + 0.950%) due 06/13/2045 ~		4,911	6,647
First Horizon Alternative Mortgage Securities Trust
2.277% due 09/25/2034 ~		$50	50
2.347% due 09/25/2035 ^~		188	184
GPMT Ltd. 1.354% due 07/16/2035 •		19,178	19,193
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	460	522
0.344% due 06/18/2039 •		$5,153	5,081
GS Mortgage Securities Trust 1.917% due 11/10/2045 ~(a)		9,858	76
GSR Mortgage Loan Trust
2.634% due 07/25/2035 ~		621	435
2.718% due 09/25/2035 ~		21	21
2.749% due 09/25/2035 ~		1,751	1,775
2.851% due 09/25/2035 ~		251	257
6.000% due 03/25/2032		26	28
HarborView Mortgage Loan Trust 2.658% due 07/19/2035 ^~		1,817	1,531
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	68,057	92,394
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$4,670	4,677

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

IndyMac INDX Mortgage Loan Trust 0.522% due 05/25/2046 •		1,241	1,204
JP Morgan Chase Commercial Mortgage Securities Trust 1.451% due 05/15/2045 ~(a)		18,576	1
JP Morgan Mortgage Trust
2.314% due 07/25/2035 ~		53	54
2.847% due 04/25/2037 ^~		198	183
3.007% due 08/25/2035 ^~		1,321	1,237
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •		19,049	18,926
LUXE Commercial Mortgage Trust 1.160% due 10/15/2038 •		23,000	23,027
MASTR Adjustable Rate Mortgages Trust 2.732% due 11/21/2034 ~		67	68
Morgan Stanley Mortgage Loan Trust
0.362% due 04/25/2035 •		1,494	1,472
0.422% due 01/25/2035 •		301	303
2.200% due 08/25/2034 ~		162	169
5.500% due 11/25/2035		1,212	1,277
MortgageIT Trust 0.742% due 02/25/2035 •		224	225
Newgate Funding PLC 0.000% due 12/15/2050 •	EUR	1,222	1,366
Onslow Bay Mortgage Loan Trust 0.950% due 10/25/2051 •		$6,354	6,348
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.662% due 12/25/2035 •		2,457	2,430
PFP Ltd. 0.960% due 04/14/2038 •		25,199	25,220
Prime Mortgage Trust 0.502% due 02/25/2034 •		247	241
Ready Capital Mortgage Financing LLC 1.102% due 04/25/2038 •		26,087	25,986
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •	GBP	19,064	26,051
RESIMAC Bastille Trust 0.753% due 02/03/2053 •		$89,356	89,386
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	19,135	25,926
RMAC PLC 0.795% due 06/12/2046 •		4,903	6,637
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •		26,936	36,556
Structured Adjustable Rate Mortgage Loan Trust 2.431% due 02/25/2034 ~		$19	20
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •		47	18
0.662% due 02/25/2036 ^•		1,530	1,473
0.764% due 09/19/2032 •		408	408
4.143% due 06/25/2029 ~		32	33
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.253% due 06/25/2033 ~		15	15
SunTrust Adjustable Rate Mortgage Loan Trust 2.380% due 01/25/2037 ^~		755	652
Thornburg Mortgage Securities Trust
2.204% due 12/25/2045 ^•		1,141	1,162
2.245% due 10/25/2045 •		3,556	3,447
Towd Point HE Trust 0.918% due 02/25/2063 ~		12,061	12,017
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	42,538	57,691
Towd Point Mortgage Funding PLC
0.950% due 05/20/2045 •		41,490	56,312
1.236% due 10/20/2051 •		26,704	36,429
Trinity Square PLC 0.900% due 07/15/2059 •		19,004	25,813
UWM Mortgage Trust 1.000% due 12/25/2051 •		$22,300	22,321
VMC Finance LLC 1.204% due 06/16/2036 •		21,278	21,274
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 10/25/2045 •		35	35
0.843% due 11/25/2034 •		1,856	1,801
1.082% due 08/25/2046 •		28	28
1.482% due 06/25/2042 •		241	241
2.821% due 01/25/2036 ~		102	104
6.000% due 06/25/2034		616	649
Washington Mutual Mortgage Pass-Through Certificates Trust 2.100% due 02/25/2033 ~		4	4

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo Commercial Mortgage Trust 1.722% due 10/15/2045 ~(a)		72,462	494

Total Non-Agency Mortgage-Backed Securities (Cost $799,990)			814,046

ASSET-BACKED SECURITIES 7.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		9,222	9,237
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 0.777% due 10/25/2035 •		1,248	1,248
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.852% due 09/25/2035 •		468	468
Anchorage Capital CLO Ltd. 1.264% due 07/15/2032 •		22,000	22,088
Apidos CLO 1.022% due 07/18/2029 •		14,000	13,992
Arbor Realty Commercial Real Estate Notes Ltd. 1.210% due 05/15/2036 •		7,600	7,590
Ares CLO Ltd. 1.172% due 04/18/2031 •		23,200	23,183
Asset-Backed Securities Corp. Home Equity Loan Trust 0.630% due 06/15/2031 •		4	4
BDS Ltd. 1.450% due 12/18/2036 •		23,000	23,029
Bear Stearns Asset-Backed Securities Trust
1.102% due 10/25/2037 •		1,598	1,600
1.102% due 11/25/2042 •		234	232
1.902% due 03/25/2043 •		1,287	1,289
Benefit Street Partners CLO Ltd. 1.074% due 10/15/2030 •		23,800	23,772
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	4,918	5,605
BNPP AM Euro CLO 0.600% due 04/15/2031 •		300	340
BSPDF Issuer Ltd. 1.310% due 10/15/2036 •		$10,000	9,991
Carlyle Euro CLO DAC 0.890% due 08/15/2032 •	EUR	8,900	10,118
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		250	284
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		$14,000	13,990
Catamaran CLO Ltd. 1.228% due 04/22/2030 •		6,268	6,244
Centex Home Equity Loan Trust 1.032% due 09/25/2034 •		1,289	1,282
CIFC Funding Ltd. 1.074% due 10/24/2030 •		21,000	20,969
Countrywide Asset-Backed Certificates 0.522% due 01/25/2045 •		3,555	3,543
Countrywide Asset-Backed Certificates Trust, Inc. 0.822% due 07/25/2034 •		1,288	1,282
Countrywide Asset-Backed Certificates, Inc. 0.852% due 03/25/2034 •		349	348
Dryden Senior Loan Fund 1.144% due 04/15/2029 •		24,327	24,340
Edsouth Indenture LLC 1.253% due 09/25/2040 •		2,757	2,775
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		24	24
EquiFirst Mortgage Loan Trust 0.582% due 01/25/2034 •		225	218
Evergreen Credit Card Trust 1.900% due 09/16/2024		23,600	23,843
First Franklin Mortgage Loan Asset-Backed Certificates 0.927% due 05/25/2034 •		1,330	1,322
First NLC Trust 0.807% due 12/25/2035 •		323	323
Fremont Home Loan Trust 0.162% due 01/25/2037 •		193	109
Gallatin CLO Ltd.
1.177% due 07/15/2031 •		28,000	28,000
1.180% due 01/21/2028 •		14,752	14,759
GPMT Ltd. 1.454% due 12/15/2036 •		22,182	22,201
GSAMP Trust
0.172% due 12/25/2036 •		1,524	970
0.972% due 11/25/2034 •		1,678	1,678
Home Equity Asset Trust 0.662% due 08/25/2036 •		9,142	9,135
HSI Asset Securitization Corp. Trust 0.202% due 10/25/2036 •		32	16
LCM LP 1.086% due 07/19/2027 •		23,000	23,000
LoanCore Issuer Ltd. 1.410% due 07/15/2036 •		13,800	13,805

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Lument Finance Trust, Inc. 1.280% due 06/15/2039 •		21,000	20,952
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •	EUR	5,000	5,692
Magnetite Ltd. 1.023% due 11/15/2028 •		$24,000	23,976
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		1,700	1,699
Mid-State Trust 4.864% due 07/15/2038		134	139
Morgan Stanley ABS Capital, Inc. Trust 0.807% due 12/25/2034 •		458	455
Morgan Stanley IXIS Real Estate Capital Trust 0.152% due 11/25/2036 •		15	6
Mountain View CLO Ltd. 0.942% due 10/13/2027 •		1,015	1,016
New Century Home Equity Loan Trust
0.762% due 02/25/2036 •		2,131	2,132
0.822% due 03/25/2035 •		2,002	2,003
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.837% due 05/25/2035 •		548	548
NovaStar Mortgage Funding Trust 0.422% due 05/25/2036 •		2,712	2,686
Oaktree CLO Ltd. 3.038% due 10/20/2032 •		20,100	20,110
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	3,200	3,612
Option One Mortgage Loan Trust 0.837% due 08/25/2035 •		$921	922
Palmer Square CLO Ltd. 1.124% due 10/17/2031 •		11,100	11,087
Palmer Square Loan Funding Ltd.
1.056% due 11/15/2026 •		4,279	4,283
1.102% due 04/20/2027 •		363	363
RAAC Trust 0.802% due 03/25/2034 •		111	113
Renaissance Home Equity Loan Trust 0.802% due 08/25/2032 •		40	39
Saxon Asset Securities Trust 0.887% due 03/25/2035 ^•		507	497
Securitized Asset-Backed Receivables LLC Trust
0.222% due 12/25/2036 ^•		3,008	985
0.232% due 05/25/2037 ^•		490	433
SLC Student Loan Trust 0.313% due 03/15/2027 •		2,841	2,837
SLM Student Loan Trust
0.000% due 12/15/2033 •	EUR	793	865
0.244% due 01/25/2027 •		$1,964	1,960
0.274% due 10/25/2029 •		11,886	11,843
Sound Point CLO Ltd. 1.342% due 07/20/2032 •		23,000	22,994
Soundview Home Loan Trust 0.162% due 11/25/2036 •		1,220	490
South Carolina Student Loan Corp. 1.171% due 09/03/2024 •		679	680
Structured Asset Investment Loan Trust
0.807% due 03/25/2034 •		2,984	2,935
0.822% due 02/25/2035 •		243	243
1.002% due 09/25/2034 •		108	108
1.077% due 10/25/2033 •		555	554
Structured Asset Securities Corp. 0.762% due 02/25/2035 •		349	349
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		23,000	23,052
Telos CLO Ltd. 1.072% due 04/17/2028 •		357	358
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		23,000	22,959
TICP CLO Ltd. 0.972% due 04/20/2028 •		15,080	15,091
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	2,400	2,732
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		$7,337	7,372
2.900% due 10/25/2059 ~		3,493	3,565
TPG Real Estate Finance Ltd. 1.314% due 10/15/2034 •		12,236	12,244
Venture CLO Ltd.
1.004% due 04/15/2027 •		1,173	1,173
1.152% due 04/20/2029 •		17,565	17,573
1.262% due 04/20/2032 •		22,000	21,970

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Wellfleet CLO Ltd. 1.022% due 07/20/2029 •		24,011	23,982

Total Asset-Backed Securities (Cost $670,203)			669,923

SOVEREIGN ISSUES 4.6%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (e)	BRL	311,800	54,649
0.000% due 07/01/2022 (e)		1,723,777	293,701
Israel Government International Bond
0.750% due 07/31/2022	ILS	80,400	25,970
5.500% due 01/31/2022		13,400	4,328
Peru Government International Bond 8.200% due 08/12/2026	PEN	163,500	46,827
Provincia de Buenos Aires 37.922% due 04/12/2025	ARS	28,931	127

Total Sovereign Issues (Cost $461,692)			425,602

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		572	0

Total Common Stocks (Cost $606)			0

SHORT-TERM INSTRUMENTS 48.1%
REPURCHASE AGREEMENTS (i) 11.8%			1,096,831

SHORT-TERM NOTES 0.2%
Monetary Authority of Singapore Bill 0.796% due 01/21/2022 (e)(f)	SGD	32,000	23,740

ISRAEL TREASURY BILLS 2.3%
(0.005)% due 02/02/2022 - 12/07/2022 (d)(e)	ILS	671,100	215,833

U.S. TREASURY BILLS 30.1%
0.055% due 01/13/2022 - 05/05/2022 (b)(d)(e)(k)(m)		$2,811,400	2,811,220

U.S. TREASURY CASH MANAGEMENT BILLS 3.7%
0.051% due 03/15/2022 - 03/22/2022 (d)(e)		342,400	342,366

Total Short-Term Instruments (Cost $4,483,083)			4,489,990

Total Investments in Securities (Cost $9,562,758)			9,564,247

		SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short Asset Portfolio		56,102,099	559,562
PIMCO Short-Term Floating NAV Portfolio III		138,461	1,346

Total Short-Term Instruments (Cost $551,731)			560,908

Total Investments in Affiliates (Cost $551,731)			560,908

Total Investments 108.5% (Cost $10,114,489)			$10,125,155
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $33,471)			1,946
Other Assets and Liabilities, net (8.5)%			(792,884)

Net Assets 100.0%			$9,334,217

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Ford Credit Canada Co.	2.766%	06/22/2022	10/19/2020	$1,514	$1,588	0.02%
Ford Credit Canada Co.	3.485	01/10/2022	10/20/2020 - 10/29/2020	7,552	7,906	0.08
General Motors Co.	5.400	10/02/2023	05/07/2020	15,591	16,705	0.18
Wells Fargo & Co.	2.509	10/27/2023	10/20/2020	9,593	9,893	0.11

$34,25	$36,092	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.040%	12/27/2021	01/03/2022	$300,000	U.S. Treasury Bonds 2.375% due 11/15/2049	$(152,930)	$300,000	$300,002
U.S. Treasury Notes 1.250% due 08/15/2031	(152,836)
0.040	01/03/2022	01/10/2022	150,000	U.S. Treasury Bonds 2.375% due 05/15/2051	(152,888)	150,000	150,000
FICC	0.000	12/31/2021	01/03/2022	28,131	U.S. Treasury Notes 1.125% due 08/31/2028	(28,694)	28,131	28,131
0.040	12/31/2021	01/03/2022	200,000	U.S. Treasury Bonds 3.125% due 05/15/2048	(204,953)	200,000	200,001
JPS	0.040	01/03/2022	01/04/2022	335,300	U.S. Treasury Bonds 3.125% due 05/15/2048	(343,118)	335,300	335,300
RDR	0.030	12/31/2021	01/03/2022	83,400	U.S. Treasury Notes 0.125% - 3.125% due 03/31/2022 - 11/15/2028	(85,163)	83,400	83,400

Total Repurchase Agreements	$(1,120,582)	$1,096,831	$1,096,834

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$33,000	$(32,896)	$(32,828)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2052	31,400	(33,009)	(33,011)
Uniform Mortgage-Backed Security, TBA	3.500	03/01/2052	94,300	(98,912)	(98,999)

Total Short Sales (1.8)%	$(164,817)	$(164,838)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(15,687) at a weighted average interest rate of (0.012%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - 2-Year Eurodollar Mid-Curve	$98.250	01/14/2022	232	$580	$(81)	$(19)
Put - 2-Year Eurodollar Mid-Curve	98.375	01/14/2022	1,155	2,888	(431)	(252)

Total Written Options	$(512)	$(271)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	23,778	$5,187,691	$(8,770)	$1,115	$0
U.S. Treasury 5-Year Note March Futures	03/2022	12,179	1,473,374	882	856	0

$(7,888)	$1,971	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022	4,023	$(524,876)	$(736)	$0	$(251)
U.S. Treasury 30-Year Bond March Futures	03/2022	666	(106,851)	(566)	0	(375)
United Kingdom Long Gilt March Futures	03/2022	671	(113,438)	390	0	(363)

$(912)	$0	$(989)

Total Futures Contracts	$(8,800)	$1,971	$(989)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$1,400	$29	$5	$34	$1	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	4,600	100	14	114	2	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	99,500	2,353	116	2,469	43	0
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	229,500	31,952	(469)	31,483	763	0

$34,434	$(334)	$34,100	$809	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	30,500	$378	$1,137	$1,515	$0	$(195)
Receive(4)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	23,700	(52)	749	697	0	(606)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	1,369,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	4,217,000	0	(5)	(5)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/18/2022	650,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/19/2022	2,281,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	4,960,000	0	(6)	(6)	0	(2)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/21/2022		1,480,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022		485,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024		49,140,000	725	(318)	407	0	(40)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/18/2026		650,000	(37)	(30)	(67)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		4,960,000	(127)	(3,102)	(3,229)	181	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		1,480,000	(46)	(1,589)	(1,635)	103	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		1,369,000	(30)	74	44	102	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		1,135,000	624	(65)	559	83	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		3,082,000	2	(48)	(46)	230	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.565	Semi-Annual	03/19/2051		1,186,000	1	(42)	(41)	89	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		1,095,000	1	(53)	(52)	82	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		485,000	0	(23)	(23)	37	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		$1,398,400	583	(217)	366	0	(211)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	252,900	(1)	697	696	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		202,200	0	548	548	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		200,300	(4)	555	551	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		57,900	0	157	157	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		85,700	0	232	232	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		29,000	0	77	77	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		26,900	0	(55)	(55)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		662,500	(11)	(1,327)	(1,338)	0	(1)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		3,892,800	1,114	(6,047)	(4,933)	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,109,100	(534)	(1,399)	(1,933)	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	JPY	1,369,000	0	(5)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022		4,217,000	0	(12)	(12)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/18/2022		650,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/19/2022		2,281,000	0	(6)	(6)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022		4,960,000	0	(14)	(14)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/21/2022		1,480,000	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022		485,000	0	(1)	(1)	0	0

							$2,586	$(10,151)	$(7,565)	$909	$(1,059)

Total Swap Agreements							$37,020	$(10,485)	$26,535	$1,718	$(1,059)

(k)

Securities with an aggregate market value of $55,510 and cash of $22,324 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		01/2022			$162		MXN	3,378	$2		$0
		02/2022		GBP	151,023			$203,149	0		(1,240)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

	02/2022	INR	1,947		26	0	0
	02/2022		$2,327	EUR	2,053	12	0
	03/2022	MXN	3,378		$161	0	(2)
	03/2022	PEN	15,326		3,699	0	(123)
BPS	01/2022	AUD	38,249		26,885	0	(943)
	01/2022	BRL	200,900		36,000	0	(68)
	01/2022	ILS	3,060		971	0	(14)
	01/2022	MXN	3,378		165	0	0
	01/2022	SGD	27,556		20,173	0	(272)
	01/2022		$27,133	AUD	37,921	457	0
	01/2022		35,385	BRL	200,900	683	0
	02/2022	INR	3,425		$45	0	(1)
	02/2022		$53,314	NOK	464,145	0	(652)
	04/2022	BRL	205,800		$35,430	0	(677)
BRC	01/2022	SGD	4,425		3,240	0	(43)
	02/2022		$1,136	GBP	845	7	0
BSH	01/2022	BRL	179,900		$31,268	0	(1,030)
	01/2022		$32,237	BRL	179,900	61	0
	07/2022	BRL	1,723,777		$312,902	18,568	0
CBK	01/2022	ILS	6,227		1,975	0	(28)
	01/2022	PEN	52,244		14,375	1,293	0
	01/2022		$12,805	PEN	52,244	277	0
	02/2022	ILS	14,304		$4,427	0	(175)
	02/2022	PEN	85,969		21,063	0	(442)
	03/2022	ILS	12,305		3,713	0	(246)
	03/2022		$23	RUB	1,699	0	0
	04/2022	ILS	9,101		$2,823	0	(107)
	04/2022		$107	DKK	676	0	(3)
	05/2022	PEN	31,851		$7,790	0	(128)
	07/2022	ILS	75,004		23,420	0	(783)
	08/2022		81,048		25,249	0	(927)
	09/2022		129,509		40,531	0	(1,348)
	10/2022		138,409		43,207	0	(1,595)
	12/2022		29,007		9,365	13	(56)
	12/2022	PEN	52,244		12,457	0	(301)
DUB	02/2022	INR	3,247		43	0	(1)
	02/2022		$3	RUB	222	0	0
	10/2022	ILS	120,192		$37,667	0	(1,238)
GLM	01/2022		$25	RUB	1,814	0	(1)
	02/2022	SEK	3,235		$367	9	0
	02/2022		$5,145	GBP	3,857	74	0
	03/2022	ILS	11,203		$3,410	0	(195)
	04/2022		20,998		6,396	0	(365)
	11/2022		71,993		23,318	0	(6)
HUS	01/2022	AUD	91,951		64,900	0	(1,999)
	01/2022	ILS	4,855		1,504	0	(58)
	02/2022	EUR	102,251		117,364	849	0
	02/2022		$8,776	EUR	7,743	47	0
	02/2022		2,793	GBP	2,072	11	0
	02/2022		69,264	JPY	7,833,700	0	(1,141)
	02/2022		15	RUB	1,115	0	(1)
	03/2022		6		425	0	0
JPM	01/2022	BRL	123,600		$21,622	0	(569)
	01/2022		$630	AUD	875	7	0
	01/2022		21,776	BRL	123,600	415	0
	02/2022	INR	6,534		$86	0	(1)
	02/2022		$20,505	JPY	2,327,900	0	(262)
	03/2022	KRW	293,064		$248	2	0
	04/2022	BRL	106,000		18,196	0	(402)
	09/2022	ILS	39,104		12,256	0	(389)
MYI	01/2022		$37,026	AUD	51,291	290	0
	02/2022		11,845	EUR	10,529	153	0
	02/2022		2,516	GBP	1,880	28	0
	04/2022		960	DKK	6,087	0	(26)
SCX	01/2022		1,967	AUD	2,759	40	0
	02/2022	GBP	145,156		$195,232	0	(1,217)
	02/2022	PEN	37,356		9,213	0	(131)
	02/2022		$1,560	EUR	1,369	0	0
	02/2022		3,513	GBP	2,639	59	0
TOR	01/2022	CAD	25,785		$20,110	0	(274)
	01/2022		$4,362	AUD	6,094	71	0
	01/2022		20,251	CAD	25,580	0	(29)
	02/2022	CAD	25,581		$20,251	29	0
UAG	01/2022		$1,545	AUD	2,161	27	0
	01/2022		7	RUB	487	0	0

Total Forward Foreign Currency Contracts						$23,484	$(19,509)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	9,200	$729	$432
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	9,200	0	436

Total Purchased Options	$729	$868

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870%	11/02/2022	766,900	$(1,528)	$(776)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	766,900	(1,528)	(1,957)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	24,850	(710)	(765)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	24,850	0	(769)

Total Written Options	$(3,766)	$(4,267)

(m)

Securities with an aggregate market value of $15,202 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,290,129	$0	$1,290,129
Industrials	0	803,912	0	803,912
Utilities	0	241,481	0	241,481
Municipal Bonds & Notes
Texas	0	1,103	0	1,103
U.S. Government Agencies	0	828,061	0	828,061
Non-Agency Mortgage-Backed Securities	0	814,046	0	814,046
Asset-Backed Securities	0	669,923	0	669,923
Sovereign Issues	0	425,602	0	425,602
Short-Term Instruments
Repurchase Agreements	0	1,096,831	0	1,096,831
Short-Term Notes	0	23,740	0	23,740
Israel Treasury Bills	0	215,833	0	215,833
U.S. Treasury Bills	0	2,811,220	0	2,811,220
U.S. Treasury Cash Management Bills	0	342,366	0	342,366

$0	$9,564,247	$0	$9,564,247
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$560,908	$0	$0	$560,908

Total Investments	$560,908	$9,564,247	$0	$10,125,155

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(164,838)	$0	$(164,838)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,689	0	3,689
Over the counter	0	24,352	0	24,352

$0	$28,041	$0	$28,041
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(363)	(1,956)	0	(2,319)
Over the counter	0	(23,776)	0	(23,776)

$(363)	$(25,732)	$0	$(26,095)

Total Financial Derivative Instruments	$(363)	$2,309	$0	$1,946

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Totals	$560,545	$9,401,718	$0	$9,962,263

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Low Duration Fund II	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.0% ¤
CORPORATE BONDS & NOTES 14.4%
BANKING & FINANCE 6.3%
Bank of America Corp.
0.970% (US0003M + 0.790%) due 03/05/2024 ~	$700	$704
1.486% due 05/19/2024 •	1,100	1,108
2.881% due 04/24/2023 •	1,300	1,309
Camden Property Trust 3.500% due 09/15/2024	1,100	1,153
Capital One Financial Corp. 4.250% due 04/30/2025	500	541
Citigroup, Inc. 1.678% due 05/15/2024 •	1,300	1,315
Equitable Financial Life Global Funding 0.800% due 08/12/2024	1,300	1,280
Federal Realty Investment Trust 3.950% due 01/15/2024	1,000	1,048
GA Global Funding Trust
0.800% due 09/13/2024	1,000	981
1.250% due 12/08/2023	900	900
Goldman Sachs Group, Inc.
0.670% (SOFRRATE + 0.620%) due 12/06/2023 ~	900	900
0.914% (US0003M + 0.750%) due 02/23/2023 ~	500	502
1.217% due 12/06/2023	900	902
1.776% (US0003M + 1.600%) due 11/29/2023 ~	100	102
JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,100	1,098
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,005
Marsh & McLennan Cos., Inc. 3.500% due 06/03/2024	1,200	1,266
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,283
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/2022	800	807
Reliance Standard Life Global Funding 2.625% due 07/22/2022	1,000	1,012
Simon Property Group LP 2.750% due 06/01/2023	300	307
Wells Fargo & Co.
1.359% (US0003M + 1.230%) due 10/31/2023 ~	1,500	1,512
1.654% due 06/02/2024 •	1,100	1,110

		22,145

INDUSTRIALS 5.5%
7-Eleven, Inc. 0.800% due 02/10/2024	1,300	1,286
AbbVie, Inc. 3.200% due 11/06/2022	1,000	1,017
Anthem, Inc.
0.450% due 03/15/2023	1,300	1,295
2.375% due 01/15/2025	1,000	1,032
3.350% due 12/01/2024	800	846
BMW U.S. Capital LLC 3.450% due 04/12/2023	1,200	1,238
CenterPoint Energy Resources Corp. 0.673% (US0003M + 0.500%) due 03/02/2023 ~	1,400	1,397
Chevron Corp. 1.554% due 05/11/2025	1,100	1,110
Cigna Corp. 3.050% due 11/30/2022	2,000	2,039
Daimler Finance North America LLC
1.056% (US0003M + 0.900%) due 02/15/2022 ~	1,200	1,201
2.550% due 08/15/2022	1,300	1,315
Daimler Trucks Finance North America LLC
0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,100	1,101
0.650% (SOFRRATE + 0.600%) due 12/14/2023 ~	1,000	1,001
0.800% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	1,001
1.125% due 12/14/2023	1,000	1,001

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2021 (Unaudited)

Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,200	1,212

		19,092

UTILITIES 2.6%
AEP Texas, Inc. 2.400% due 10/01/2022	300	304
Atmos Energy Corp. 0.578% (US0003M + 0.380%) due 03/09/2023 ~	1,300	1,300
Entergy Arkansas LLC 3.050% due 06/01/2023	1,100	1,128
NextEra Energy Capital Holdings, Inc. 0.430% (US0003M + 0.270%) due 02/22/2023 ~	1,100	1,098
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,212
Southern California Edison Co. 0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~	1,000	1,001
Verizon Communications, Inc. 2.355% due 03/15/2032	1,314	1,296
Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,831

		9,170

Total Corporate Bonds & Notes (Cost $50,408)		50,407

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	1,600	1,605

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.041% due 11/01/2023	700	703

Total Municipal Bonds & Notes (Cost $2,300)		2,308

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
0.552% due 10/25/2030 •	11	11
1.284% due 07/01/2042 •	41	42
1.334% due 09/01/2041 •	111	113
1.484% due 08/01/2030 •	34	34
1.804% due 01/01/2035 •	29	30
1.952% due 07/01/2035 •	4	4
2.024% due 05/01/2038 •	163	171
2.220% due 06/01/2035 •	92	93
2.250% due 01/01/2024 •	9	9
2.423% due 11/01/2034 •	110	117
4.000% due 01/25/2033	8	9
4.414% due 09/01/2028 •	7	7
4.500% due 01/01/2036	151	156
5.038% due 12/25/2042 ~	40	42
6.148% due 01/25/2040 •(a)	904	150
8.000% due 11/25/2023	3	3
Freddie Mac
0.000% due 05/15/2037 (b)(d)	112	108
0.486% due 12/15/2042 •	526	532
0.650% due 10/22/2025 - 10/27/2025	10,600	10,349
0.660% due 07/15/2041 •	419	426
0.680% due 08/06/2025	8,300	8,152
0.800% due 10/28/2026	2,600	2,530
0.830% due 05/15/2037 •	173	177
1.284% due 02/25/2045 •	270	274
2.000% due 11/15/2026	381	386
2.053% due 07/01/2035 •	18	18
4.000% due 08/01/2048	1,519	1,643
6.340% due 04/15/2037 •(a)	823	149
6.500% due 07/25/2043	344	411
8.500% due 06/01/2025	1	1
9.504% due 08/15/2044 •	340	433
Ginnie Mae
0.535% due 06/20/2065 •	385	386
0.581% due 07/20/2067 •	1,917	1,922
0.681% due 03/20/2065 •	1,232	1,241
0.711% due 03/20/2065 •	1,281	1,290
0.851% due 10/20/2066 •	778	787
0.881% due 05/20/2066 •	494	500
0.931% due 04/20/2066 •	974	988
0.981% due 04/20/2066 •	838	852
1.032% due 09/20/2067 •	1,680	1,697
1.354% due 08/20/2070 •	1,511	1,590
1.625% due 07/20/2023 - 07/20/2025 ~	25	25

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2021 (Unaudited)

1.625% due 07/20/2030 •	23	23
1.875% due 04/20/2022 - 06/20/2025 ~	6	5
1.875% due 04/20/2027 - 05/20/2027 •	32	32
2.125% due 10/20/2025 ~	36	37
4.500% due 08/20/2048	1,578	1,672
Uniform Mortgage-Backed Security
3.500% due 07/01/2047 - 11/01/2047	6,597	7,095
4.000% due 08/01/2048	515	555
4.500% due 04/01/2024 - 07/01/2025	258	270
6.000% due 11/01/2022	1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037	13,600	13,903
3.500% due 03/01/2052	1,000	1,050

Total U.S. Government Agencies (Cost $62,066)		62,501

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •	12	12
Banc of America Funding Trust 2.787% due 05/25/2035 ~	179	185
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~	26	26
2.500% due 02/25/2033 ~	1	2
2.835% due 02/25/2033 ~	3	3
3.242% due 02/25/2036 ^~	9	9
Bear Stearns ALT-A Trust 2.603% due 05/25/2035 ~	142	143
Citigroup Mortgage Loan Trust, Inc.
2.190% due 09/25/2035 •	23	24
2.210% due 09/25/2035 •	19	20
Commercial Mortgage Trust 1.400% due 12/15/2038 •	900	902
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	211	212
2.510% due 02/20/2035 ~	12	12
2.673% due 11/25/2034 ~	36	36
Credit Suisse First Boston Mortgage Securities Corp.
0.593% due 03/25/2032 ~	18	17
4.967% due 06/25/2032 ~	2	2
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	768	764
CRSNT Commercial Mortgage Trust 0.930% due 04/15/2036 •	1,300	1,298
DROP Mortgage Trust 1.260% due 04/15/2026 •	1,100	1,102
GS Mortgage Securities Trust 3.206% due 02/10/2048	1,268	1,305
GS Mortgage-Backed Securities Trust 2.500% due 04/25/2052 ~	989	988
GSR Mortgage Loan Trust
2.325% due 06/25/2034 ~	211	218
2.851% due 09/25/2035 ~	157	160
Impac CMB Trust 0.802% due 02/25/2036 •	389	385
JP Morgan Mortgage Trust 2.259% due 04/25/2035 ~	171	184
LUXE Commercial Mortgage Trust 1.160% due 10/15/2038 •	1,000	1,001
MASTR Adjustable Rate Mortgages Trust 2.732% due 11/21/2034 ~	259	262
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.970% due 08/15/2032 •	564	547
Merrill Lynch Mortgage Investors Trust 2.834% due 02/25/2035 ~	69	70
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,900	1,930
Onslow Bay Mortgage Loan Trust 0.950% due 10/25/2051 •	986	985
Prime Mortgage Trust 0.502% due 02/25/2034 •	12	12
Ready Capital Mortgage Financing LLC
1.102% due 04/25/2038 •	1,285	1,280
1.280% due 11/25/2036 •	900	902
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •	128	51
0.604% due 07/19/2035 •	39	38
0.764% due 09/19/2032 •	23	23
1.072% due 05/19/2035 •	476	480
4.143% due 06/25/2029 ~	20	20
Towd Point HE Trust 0.918% due 02/25/2063 ~	632	629
UWM Mortgage Trust 1.000% due 12/25/2051 •	1,000	1,001
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 07/25/2045 •	39	39

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2021 (Unaudited)

0.642% due 12/25/2045 •	44	45
0.682% due 10/25/2045 •	27	27
1.152% due 01/25/2046 •	186	191
1.482% due 06/25/2042 •	10	10
Wells Fargo Mortgage-Backed Securities Trust 3.978% due 11/25/2048 ~	3,859	3,882

Total Non-Agency Mortgage-Backed Securities (Cost $21,356)		21,434

ASSET-BACKED SECURITIES 1.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 1.760% due 03/15/2032 •	90	90
Bear Stearns Asset-Backed Securities Trust 1.102% due 10/25/2037 •	52	52
Credit-Based Asset Servicing & Securitization Trust 0.162% due 11/25/2036 •	13	8
Edsouth Indenture LLC 1.253% due 09/25/2040 •	111	112
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	900	905
Fremont Home Loan Trust 0.162% due 01/25/2037 •	7	4
GSAMP Trust 0.172% due 12/25/2036 •	48	31
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •	78	29
Navient Private Education Loan Trust 1.560% due 07/16/2040 •	957	961
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.182% due 03/25/2035 •	22	22
Securitized Asset-Backed Receivables LLC Trust 0.222% due 12/25/2036 ^•	85	28
SLM Student Loan Trust
0.244% due 01/25/2027 •	341	340
0.673% due 12/15/2027 •	59	59
Stonepeak ABS 2.301% due 02/28/2033	945	936
Structured Asset Investment Loan Trust 1.077% due 10/25/2033 •	16	16

Total Asset-Backed Securities (Cost $3,728)		3,593

SHORT-TERM INSTRUMENTS 53.0%
REPURCHASE AGREEMENTS (e) 0.3%		1,162

U.S. TREASURY BILLS 38.1%
0.053% due 01/04/2022 - 04/28/2022 (c)(d)(g)	133,747	133,734

U.S. TREASURY CASH MANAGEMENT BILLS 14.6%
0.054% due 03/01/2022 - 03/29/2022 (c)(d)	51,300	51,295

Total Short-Term Instruments (Cost $186,190)		186,191

Total Investments in Securities (Cost $326,048)		326,434

	SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short Asset Portfolio	3,902,610	38,925
PIMCO Short-Term Floating NAV Portfolio III	1,882	18

Total Short-Term Instruments (Cost $38,078)		38,943

Total Investments in Affiliates (Cost $38,078)		38,943

Total Investments 104.1% (Cost $364,126)		$365,377
Financial Derivative Instruments (f)(h) (0.0)%(Cost or Premiums, net $(108))		(93)
Other Assets and Liabilities, net (4.1)%		(14,236)

Net Assets 100.0%		$351,048

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,162	U.S. Treasury Notes 1.250% due 09/30/2028	$(1,185)	$1,162	$1,162

Total Repurchase Agreements	$(1,185)	$1,162	$1,162

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$6,000	$(5,981)	$(5,968)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	1,000	(1,018)	(1,018)

Total Short Sales (2.0)%	$(6,999)	$(6,986)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - 2-Year Eurodollar Mid-Curve	$98.250	01/14/2022	10	$25	$(4)	$(1)
Put - 2-Year Eurodollar Mid-Curve	98.375	01/14/2022	46	115	(17)	(10)

Total Written Options	$(21)	$(11)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	811	$176,937	$(342)	$38	$0
U.S. Treasury 5-Year Note March Futures	03/2022	453	54,802	(59)	32	0

$(401)	$70	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022	248	$(32,356)	$(60)	$0	$(15)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury 30-Year Bond March Futures				03/2022	28	(4,492)	(30)		0	(16)

							$(90)		$0	$(31)

Total Futures Contracts							$(491)		$70	$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Citigroup, Inc.	1.000%	Quarterly	12/20/2022	0.292%	$900	$7	$(1)	$6	$0	$0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.257	1,000	7	1	8	0	0

						$14	$0	$14	$0	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day USD-SOFR Compounded-OIS	1.400%	Annual	12/07/2024	$56,700	$24	$(9)	$15	$0	$(9)

Total Swap Agreements						$38	$(9)	$29	$0	$(9)

(g)			Securities with an aggregate market value of $748 and cash of $1,420 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(h)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap		3-Month USD-LIBOR		Receive	0.870%	11/02/2022	$31,400	$(62)	$(32)
	Put - OTC 1-Year Interest Rate Swap		3-Month USD-LIBOR		Pay	1.270	11/02/2022	31,400	(63)	(80)

Total Written Options								$(125)		$(112)

(1)			Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$22,145	$0	$22,145
Industrials	0	19,092	0	19,092
Utilities	0	9,170	0	9,170
Municipal Bonds & Notes
California	0	1,605	0	1,605
Texas	0	703	0	703
U.S. Government Agencies	0	62,501	0	62,501
Non-Agency Mortgage-Backed Securities	0	21,434	0	21,434
Asset-Backed Securities	0	3,593	0	3,593
Short-Term Instruments
Repurchase Agreements	0	1,162	0	1,162
U.S. Treasury Bills	0	133,734	0	133,734
U.S. Treasury Cash Management Bills	0	51,295	0	51,295

	$0	$326,434	$0	$326,434
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,943	$0	$0	$38,943

Total Investments	$38,943	$326,434	$0	$365,377

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,986)	$0	$(6,986)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$70	$0	$70

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(51)	0	(51)
Over the counter	0	(112)	0	(112)

	$0	$(163)	$0	$(163)

Total Financial Derivative Instruments	$0	$(93)	$0	$(93)

Totals	$38,943	$319,355	$0	$358,298

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Low Duration Income Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.8%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$12,328	$12,798
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		500	500
Aramark Services, Inc. 1.851% (LIBOR03M + 1.750%) due 03/11/2025 ~		93	92
Avantor, Inc. 2.500% (LIBOR03M + 2.000%) due 11/21/2024 ~		104	104
Avolon TLB Borrower 1 (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		750	744
2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~		6,683	6,701
Axalta Coating Systems U.S. Holdings, Inc. 1.974% (LIBOR03M + 1.750%) due 06/01/2024 ~		404	405
Bausch Health Cos., Inc.
2.854% (LIBOR03M + 2.750%) due 11/27/2025 ~		364	362
3.104% (LIBOR03M + 3.000%) due 06/02/2025 ~		221	220
BWAY Holding Co. 3.354% (LIBOR03M + 3.250%) due 04/03/2024 ~		67	66
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		73,753	73,467
3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~		18,424	18,454
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~		294	292
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		17,294	17,132
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	8,000	9,081
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		$6,950	6,889
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		12,161	12,209
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,735	7,653
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,690	1,676
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~		5,083	5,095
Emerald TopCo, Inc. 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~		10,846	10,810
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		14,859	12,003
GVC Holdings, Inc. 2.250% (EUR003M + 2.250%) due 03/29/2024 ~	EUR	25,800	29,043
Hertz Corp. 3.750% (LIBOR03M + 3.250%) due 06/30/2028 ~		$15,542	15,577
Hilton Worldwide Finance LLC 1.852% (LIBOR03M + 1.750%) due 06/22/2026 ~		4,007	3,979
iHeartCommunications, Inc. 3.104% (LIBOR03M + 3.000%) due 05/01/2026 ~		4,893	4,868
II-VI, Inc. TBD% (LIBOR03M + 2.750%) due 12/01/2028 ~		4,427	4,428
INEOS Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	107,096	121,405
Intelsat Jackson Holdings S.A.
4.250% due 12/01/2028 «		$2,446	2,444
5.392% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		12,976	13,025
8.000% (PRIME + 4.750%) due 11/27/2023 ~		16,015	16,035
8.625% due 01/02/2024		225	225
Lealand Finance Company B.V. 3.104% (LIBOR03M + 3.000%) due 06/28/2024 «~		156	93
Lealand Finance Company B.V. (1.104% Cash and 3.000% PIK) 4.104% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		571	255
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		610	601
MH Sub I LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		7,126	7,097
Nielsen Finance LLC 2.102% (LIBOR03M + 2.000%) due 10/04/2023 ~		58	58
Ortho-Clinical Diagnostics S.A. 3.081% (LIBOR03M + 3.000%) due 06/30/2025 ~		27,431	27,455
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		2,779	2,780
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/11/2028 ~		11,072	11,109

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~		388	380
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		519	519
Scientific Games International, Inc. 2.854% (LIBOR03M + 2.750%) due 08/14/2024 ~		76,058	75,882
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		19,523	19,682
11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		1,732	1,732
Sigma Bidco B.V. 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	764
Sinclair Television Group, Inc. 2.610% (LIBOR03M + 2.500%) due 09/30/2026 ~		$1,179	1,161
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		9,900	10,493
Softbank Vision Fund 5.000% due 12/21/2025 «		32,600	32,610
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		7,203	7,186
SS&C Technologies Holdings Europe SARL 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		176	174
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		284	281
Stars Group Holdings B.V.
2.474% (LIBOR03M + 2.250%) due 07/21/2026 ~		42,477	42,378
2.500% (EUR003M + 2.500%) due 07/21/2026 ~	EUR	14,100	16,013
Sunshine Luxembourg VII SARL 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~		$18,223	18,263
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,173	1,166
Trans Union LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2028 ~		2,900	2,897
TransDigm, Inc.
2.354% (LIBOR03M + 2.250%) due 08/22/2024 ~		37,044	36,681
2.354% (LIBOR03M + 2.250%) due 05/30/2025 ~		30,451	30,051
2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~		41,328	40,823
Uber Technologies, Inc.
3.604% (LIBOR03M + 3.500%) due 04/04/2025 ~		28,714	28,757
3.604% (LIBOR03M + 3.500%) due 02/25/2027 ~		53,651	53,735
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		5,387	5,417
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		5,621	5,623
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		258	78
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		9,943	9,992
Wyndham Hotels & Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 05/30/2025 ~		194	192
Zayo Group Holdings, Inc.
3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		9,888	9,766
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	1,965	2,219
Zephyrus Capital Aviation Partners LLC TBD% due 10/15/2038		$3,170	3,062

Total Loan Participations and Assignments (Cost $921,612)			915,207

CORPORATE BONDS & NOTES 28.8%
BANKING & FINANCE 9.9%
AIB Group PLC 4.263% due 04/10/2025 •		2,600	2,739
Ally Financial, Inc. 8.000% due 11/01/2031		2,364	3,347
Asian Development Bank 4.700% due 03/12/2024	MXN	10,200	469
Athora Netherlands NV 2.375% due 05/17/2024	EUR	300	355
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6,957	6,763
3.625% due 05/01/2022		1,391	1,400
3.950% due 07/01/2024		2,630	2,757
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	23,541	26,148
2.625% due 04/28/2025		2,028	2,316
3.625% due 09/24/2024		6,000	6,973
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(i)(j)		5,000	6,055
Banco Bradesco S.A. 2.850% due 01/27/2023		$2,301	2,328
Banco BTG Pactual S.A. 4.500% due 01/10/2025		2,100	2,121
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	7,100	1,741

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Banco do Brasil S.A. 3.875% due 10/10/2022		$7,305	7,441
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(i)(j)	EUR	7,837	9,753
7.500% due 05/19/2025 •(i)(j)		1,800	2,366
Bank of Nova Scotia 4.900% due 06/04/2025 •(i)(j)		$13,656	14,667
Barclays Bank PLC 7.625% due 11/21/2022 (j)		11,356	11,983
Barclays PLC
6.125% due 12/15/2025 •(i)(j)		28,342	30,704
6.375% due 12/15/2025 •(i)(j)	GBP	200	294
7.125% due 06/15/2025 •(i)(j)		5,200	7,764
7.250% due 03/15/2023 •(i)(j)		15,925	22,581
7.750% due 09/15/2023 •(i)(j)		$11,690	12,574
7.875% due 03/15/2022 •(i)(j)		5,205	5,277
7.875% due 09/15/2022 •(i)(j)	GBP	11,900	16,803
8.000% due 06/15/2024 •(i)(j)		$4,000	4,431
BGC Partners, Inc.
3.750% due 10/01/2024		3,840	3,995
4.375% due 12/15/2025		11,100	11,901
BNP Paribas S.A.
4.625% due 02/25/2031 •(i)(j)		10,900	10,960
6.750% due 03/14/2022 •(i)(j)		1,600	1,617
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~		3,600	3,602
CIT Bank N.A. 2.969% due 09/27/2025 •		1,300	1,344
CIT Group, Inc.
5.000% due 08/15/2022		8,328	8,524
5.000% due 08/01/2023		1,815	1,919
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		670	729
Country Garden Holdings Co. Ltd. 8.000% due 01/27/2024		1,300	1,313
Credit Suisse AG 6.500% due 08/08/2023 (j)		2,700	2,912
Credit Suisse Group AG
5.250% due 02/11/2027 •(i)(j)		3,400	3,519
6.250% due 12/18/2024 •(i)(j)		2,500	2,670
6.375% due 08/21/2026 •(i)(j)		2,400	2,593
7.125% due 07/29/2022 •(i)(j)		2,500	2,564
7.250% due 09/12/2025 •(i)(j)		800	879
7.500% due 07/17/2023 •(i)(j)		3,500	3,707
7.500% due 12/11/2023 •(i)(j)		9,000	9,745
CTP NV 1.250% due 06/21/2029	EUR	400	446
CyrusOne LP 1.450% due 01/22/2027		500	582
Deutsche Bank AG
3.547% due 09/18/2031 •		$800	843
3.961% due 11/26/2025 •		5,360	5,664
5.000% due 02/14/2022		7,270	7,303
5.625% due 05/19/2031 •	EUR	3,200	4,276
DNB Bank ASA 6.500% due 03/26/2022 •(i)(j)		$300	304
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		115	114
Enact Holdings, Inc. 6.500% due 08/15/2025		14,700	16,075
EPR Properties
4.750% due 12/15/2026		627	671
4.950% due 04/15/2028		316	341
Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	4,000	4,776
6.500% due 04/15/2024 •(i)(j)		2,400	3,016
Fairfax Financial Holdings Ltd.
3.950% due 03/03/2031	CAD	2,700	2,225
4.625% due 04/29/2030		$20,953	23,495
FCE Bank PLC 1.615% due 05/11/2023	EUR	300	349
Ford Motor Credit Co. LLC
0.130% due 12/01/2024 •		900	1,011
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$11,300	11,321
1.355% due 02/07/2025	EUR	4,000	4,587
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$3,600	3,594
1.490% (US0003M + 1.270%) due 03/28/2022 ~		3,800	3,798
1.744% due 07/19/2024	EUR	5,100	5,910
2.330% due 11/25/2025		200	238
2.386% due 02/17/2026		2,000	2,387
2.700% due 08/10/2026		$46,400	46,864
2.748% due 06/14/2024	GBP	2,500	3,411
2.979% due 08/03/2022		$4,700	4,730
3.021% due 03/06/2024	EUR	600	714
3.087% due 01/09/2023		$12,100	12,321
3.096% due 05/04/2023		2,900	2,958

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.219% due 01/09/2022		1,000	1,001
3.250% due 09/15/2025	EUR	2,200	2,692
3.264% (US0003M + 3.140%) due 01/07/2022 ~		$10,613	10,613
3.339% due 03/28/2022		7,200	7,222
3.350% due 11/01/2022		5,800	5,880
3.370% due 11/17/2023		3,300	3,407
3.375% due 11/13/2025		26,200	27,254
3.550% due 10/07/2022		9,554	9,710
3.664% due 09/08/2024		4,100	4,263
4.063% due 11/01/2024		2,200	2,318
4.134% due 08/04/2025		1,500	1,594
4.140% due 02/15/2023		8,600	8,815
4.250% due 09/20/2022		5,679	5,789
4.271% due 01/09/2027		2,200	2,368
4.535% due 03/06/2025	GBP	4,800	6,878
4.542% due 08/01/2026		$200	217
4.687% due 06/09/2025		600	646
5.125% due 06/16/2025		5,800	6,315
5.584% due 03/18/2024		1,400	1,510
5.596% due 01/07/2022		5,600	5,611
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		2,569	2,658
GLP Capital LP
4.000% due 01/15/2031		1,000	1,068
5.300% due 01/15/2029		902	1,025
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		279	302
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,500	1,551
HSBC Holdings PLC
2.357% due 08/18/2031 •		6,935	6,783
2.848% due 06/04/2031 •		7,565	7,661
3.000% due 05/29/2030 •	GBP	1,200	1,708
3.973% due 05/22/2030 •		$2,400	2,606
4.292% due 09/12/2026 •		1,300	1,405
4.583% due 06/19/2029 •		1,000	1,121
4.600% due 12/17/2030 •(i)(j)		12,800	12,822
4.950% due 03/31/2030		11,964	14,053
5.250% due 09/16/2022 •(i)(j)	EUR	3,700	4,349
6.000% due 09/29/2023 •(i)(j)		4,000	4,932
6.250% due 03/23/2023 •(i)(j)		$1,300	1,352
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		1,000	1,018
ING Groep NV
4.875% due 05/16/2029 •(i)(j)		7,500	7,581
5.750% due 11/16/2026 •(i)(j)		3,325	3,581
6.875% due 04/16/2022 •(i)(j)		200	204
International Finance Corp. 8.000% due 10/09/2023	IDR	7,400,000	548
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(i)	EUR	8,700	12,041
Itau Unibanco Holding S.A. 2.900% due 01/24/2023		$6,000	6,071
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023	EUR	8,781	775
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		3,500	4,208
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(i)(j)		400	497
5.125% due 12/27/2024 •(i)(j)	GBP	1,800	2,534
7.500% due 06/27/2024 •(i)(j)		$800	885
7.500% due 09/27/2025 •(i)(j)		11,250	12,719
7.625% due 06/27/2023 •(i)(j)	GBP	3,880	5,627
7.875% due 06/27/2029 •(i)(j)		2,708	4,580
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		$3,700	3,890
4.500% due 09/01/2026		4,600	4,954
4.500% due 01/15/2028		3,219	3,485
4.625% due 06/15/2025		18,629	19,883
5.625% due 05/01/2024		22,052	23,595
5.750% due 02/01/2027		200	226
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	6,400	7,242
2.500% due 03/24/2026	GBP	2,500	3,377
3.375% due 04/24/2030		1,500	2,077
3.692% due 06/05/2028		1,100	1,558
5.250% due 08/01/2026		$2,140	2,204
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,628
4.302% due 03/08/2029 •		5,600	6,176
Natwest Group PLC
4.445% due 05/08/2030 •		7,400	8,319
4.892% due 05/18/2029 •		1,430	1,637
5.076% due 01/27/2030 •		6,400	7,429
8.000% due 08/10/2025 •(i)(j)		1,900	2,208

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Navient Corp. 7.250% due 09/25/2023		8,436	9,103
Newmark Group, Inc. 6.125% due 11/15/2023		1,000	1,071
Nissan Motor Acceptance Co. LLC
0.772% (US0003M + 0.650%) due 07/13/2022 ~		384	384
0.910% due 09/28/2022 •		290	290
1.012% (US0003M + 0.890%) due 01/13/2022 ~		292	292
2.450% due 09/15/2028		900	875
2.600% due 09/28/2022		1,518	1,534
2.650% due 07/13/2022		1,288	1,300
2.800% due 01/13/2022		300	300
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		728	756
OneMain Finance Corp.
5.625% due 03/15/2023		3,516	3,676
6.125% due 03/15/2024		20,410	21,664
6.875% due 03/15/2025		2,961	3,298
8.875% due 06/01/2025		1,400	1,500
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,872	3,997
Santander Holdings USA, Inc. 3.244% due 10/05/2026		1,491	1,557
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		1,700	1,826
6.750% due 06/24/2024 •(i)(j)	GBP	35,308	51,585
7.375% due 06/24/2022 •(i)(j)		38,083	52,804
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$18,800	18,866
Sitka Holdings LLC 5.250% due 07/06/2026 •		25,221	25,820
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(i)(j)		2,800	2,850
Societe Generale S.A.
5.375% due 11/18/2030 •(i)(j)		500	526
6.750% due 04/06/2028 •(i)(j)		400	440
7.375% due 10/04/2023 •(i)(j)		2,800	3,005
7.875% due 12/18/2023 •(i)(j)		1,700	1,864
Standard Chartered PLC
4.750% due 01/14/2031 •(i)(j)		3,000	2,979
7.500% due 04/02/2022 •(i)(j)		1,400	1,422
7.750% due 04/02/2023 •(i)(j)		700	743
Swedbank AB 6.000% due 03/17/2022 •(i)(j)		400	404
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	397	692
UBS AG
5.125% due 05/15/2024 (j)		$2,150	2,305
7.625% due 08/17/2022 (j)		4,500	4,675
UBS Group AG
5.125% due 07/29/2026 •(i)(j)		1,100	1,173
5.750% due 02/19/2022 •(i)(j)	EUR	6,400	7,350
UniCredit SpA
7.830% due 12/04/2023		$46,530	51,901
9.250% due 06/03/2022 •(i)(j)	EUR	7,605	8,994
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,296	3,467
7.395% due 03/28/2024		2,277	3,243
Uniti Group LP
6.500% due 02/15/2029		$14,653	14,625
7.875% due 02/15/2025		38,204	39,921
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		6,882	6,443

			1,165,743

INDUSTRIALS 14.7%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	5,750	8,180
Adevinta ASA
2.625% due 11/15/2025	EUR	6,300	7,343
3.000% due 11/15/2027		2,000	2,340
Air Canada 3.875% due 08/15/2026		$7,900	8,068
Altice Financing S.A.
2.250% due 01/15/2025	EUR	2,900	3,230
3.000% due 01/15/2028		5,900	6,386
5.750% due 08/15/2029		$6,626	6,570
Altice France S.A. 8.125% due 02/01/2027		20,558	21,998
Amdocs Ltd. 2.538% due 06/15/2030		5,400	5,358
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,300	1,293
3.000% due 04/15/2030		232	231
3.350% due 04/15/2031		57	58

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.375% due 11/01/2028		19,622	19,485
American Airlines, Inc.
5.500% due 04/20/2026		25,900	26,973
5.750% due 04/20/2029		5,498	5,887
Arconic Corp. 6.000% due 05/15/2025		1,164	1,219
Associated Materials LLC 9.000% due 09/01/2025		810	868
Baidu, Inc. 3.500% due 11/28/2022		200	204
Bausch Health Cos., Inc. 6.125% due 04/15/2025		9,006	9,185
Boeing Co.
3.250% due 02/01/2035		200	202
5.040% due 05/01/2027		2,947	3,321
5.150% due 05/01/2030		6,331	7,382
Bombardier, Inc.
7.500% due 12/01/2024		11,684	12,188
7.500% due 03/15/2025		62,097	63,338
7.875% due 04/15/2027		3,083	3,201
British Airways Pass-Through Trust
2.900% due 09/15/2036		7,599	7,599
3.300% due 06/15/2034		847	875
Broadcom, Inc.
2.450% due 02/15/2031		5,000	4,908
3.137% due 11/15/2035		1,525	1,536
3.187% due 11/15/2036		1,274	1,274
3.469% due 04/15/2034		1,106	1,159
4.110% due 09/15/2028		1,836	2,015
4.150% due 11/15/2030		4,007	4,448
4.300% due 11/15/2032		3,031	3,411
Caesars Entertainment, Inc. 6.250% due 07/01/2025		6,400	6,726
Caesars Resort Collection LLC 5.750% due 07/01/2025		1,100	1,150
Carnival Corp. 4.000% due 08/01/2028		5,300	5,271
CCO Holdings LLC
4.250% due 01/15/2034		11,500	11,335
4.500% due 06/01/2033		5,638	5,761
CDW LLC 2.670% due 12/01/2026		15,100	15,500
Centene Corp.
2.450% due 07/15/2028		19,000	18,744
4.250% due 12/15/2027		757	790
4.625% due 12/15/2029		1,473	1,591
Champion Path Holdings Ltd. 4.850% due 01/27/2028		200	192
Charter Communications Operating LLC
3.500% due 06/01/2041		13,600	13,284
4.800% due 03/01/2050		1,760	1,975
Citrix Systems, Inc. 3.300% due 03/01/2030		852	865
CommScope, Inc. 8.250% due 03/01/2027		15,060	15,496
Community Health Systems, Inc.
4.750% due 02/15/2031		4,100	4,143
5.625% due 03/15/2027		23,817	25,235
6.000% due 01/15/2029		2,010	2,146
6.625% due 02/15/2025		11,857	12,285
8.000% due 03/15/2026		18,733	19,713
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(d)		1,200	0
Coty, Inc.
3.875% due 04/15/2026	EUR	11,900	13,867
4.000% due 04/15/2023		1,400	1,603
5.000% due 04/15/2026		$5,000	5,157
CVS Pass-Through Trust 7.507% due 01/10/2032		69	85
Delta Air Lines, Inc.
3.625% due 03/15/2022		300	300
4.500% due 10/20/2025		1,700	1,788
4.750% due 10/20/2028		4,200	4,590
7.000% due 05/01/2025		17,508	20,034
7.375% due 01/15/2026		1,049	1,236
DISH DBS Corp.
5.250% due 12/01/2026		9,410	9,576
5.750% due 12/01/2028		9,410	9,522
Dufry One BV
2.000% due 02/15/2027	EUR	4,000	4,238
2.500% due 10/15/2024		22,359	25,136
Exela Intermediate LLC 11.500% due 07/15/2026		$91	65
Expedia Group, Inc. 6.250% due 05/01/2025		9,627	10,869

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Gazprom PJSC Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	900	1,059
2.500% due 03/21/2026 (m)		16,200	19,071
2.949% due 01/24/2024		8,260	9,804
3.125% due 11/17/2023		5,000	5,945
6.510% due 03/07/2022		$3,580	3,616
8.625% due 04/28/2034		300	424
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,554	3,730
5.106% due 03/15/2034		4,791	7,391
Gruenenthal GmbH 4.125% due 05/15/2028	EUR	4,080	4,802
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		$13,700	13,822
5.375% due 05/01/2025		1,600	1,667
5.750% due 05/01/2028		1,600	1,712
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		12,100	12,136
1.800% due 10/01/2024		7,800	7,808
4.850% due 03/15/2026		2,700	2,938
iHeartCommunications, Inc.
6.375% due 05/01/2026		17,860	18,550
8.375% due 05/01/2027		3,587	3,787
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,100	1,270
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		500	582
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,474	1,523
II-VI, Inc. 5.000% due 12/15/2029		1,432	1,465
Imperial Brands Finance PLC 3.500% due 07/26/2026		2,200	2,315
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		680	104
Intelsat Jackson Holdings S.A.
1.000% due 12/01/2029 «(b)		27,287	27,260
5.500% due 08/01/2023 ^(d)		12,750	5,787
8.000% due 02/15/2024		12,662	12,876
8.500% due 10/15/2024 ^(d)		21,454	9,855
9.750% due 07/15/2025 ^(d)		4,608	2,120
IQVIA, Inc. 2.875% due 09/15/2025	EUR	100	115
IRB Holding Corp. 7.000% due 06/15/2025		$8,715	9,229
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025		15,100	16,346
JetBlue Pass-Through Trust 4.000% due 05/15/2034		3,178	3,439
Kraft Heinz Foods Co. 3.875% due 05/15/2027		5,805	6,277
Las Vegas Sands Corp.
3.200% due 08/08/2024		1,400	1,426
3.500% due 08/18/2026		1,500	1,520
3.900% due 08/08/2029		1,200	1,210
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,500	1,493
Marriott International, Inc. 4.625% due 06/15/2030		236	266
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		294	307
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		2,970	2,886
5.625% due 07/17/2027		6,600	6,522
5.750% due 07/21/2028		900	906
MGM China Holdings Ltd.
4.750% due 02/01/2027		400	396
5.875% due 05/15/2026		400	402
MGM Resorts International 7.750% due 03/15/2022		20,259	20,538
Micron Technology, Inc. 4.663% due 02/15/2030		1,425	1,644
Mileage Plus Holdings LLC 6.500% due 06/20/2027		6,300	6,735
Mitchells & Butlers Finance PLC
0.653% (US0003M + 0.450%) due 12/15/2030 ~		5,565	5,201
6.013% due 12/15/2030	GBP	305	447
NCL Corp. Ltd. 10.250% due 02/01/2026		$1,365	1,589
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,900	2,582
3.875% due 11/15/2029		4,709	6,483
4.625% due 05/15/2029		1,600	2,277
4.875% due 06/15/2030		$1,400	1,635
5.375% due 11/15/2029		410	488

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,100	3,788
3.201% due 09/17/2028		4,500	5,711
3.522% due 09/17/2025		$9,500	9,966
4.345% due 09/17/2027		23,270	25,140
4.810% due 09/17/2030		5,600	6,270
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		957	1,063
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (g)		920	9
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		1,115	1,177
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		3,300	136
5.500% due 04/12/2037 ^(d)		4,350	180
6.000% due 05/16/2024 ^(d)		1,810	75
6.000% due 11/15/2026 ^(d)		3,434	142
9.750% due 05/17/2035 ^(d)		840	35
Petroleos Mexicanos
5.950% due 01/28/2031		9,331	9,086
6.700% due 02/16/2032		25,103	25,404
6.750% due 09/21/2047		56	50
6.950% due 01/28/2060		3,800	3,399
7.690% due 01/23/2050		1,050	1,015
PetSmart, Inc. 4.750% due 02/15/2028		1,100	1,131
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		44,282	46,991
Prosus NV 1.288% due 07/13/2029	EUR	9,400	10,554
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	5,595
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		$82,583	87,371
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	5,526	6,221
1.625% due 05/09/2028		200	218
3.375% due 06/18/2026	GBP	3,161	4,303
3.625% due 10/14/2025		$9,555	9,709
4.625% due 02/16/2026	EUR	16,872	21,322
5.750% due 10/15/2027		$1,100	1,218
5.750% due 10/15/2027	GBP	7,843	11,831
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$13,400	14,187
10.875% due 06/01/2023		3,432	3,754
11.500% due 06/01/2025		40,686	45,620
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		1,726	1,949
Sands China Ltd.
2.300% due 03/08/2027		9,800	9,236
3.800% due 01/08/2026		2,900	2,918
4.375% due 06/18/2030		1,400	1,431
5.125% due 08/08/2025		26,853	28,200
5.400% due 08/08/2028		3,500	3,773
Scientific Games International, Inc. 8.250% due 03/15/2026		1,000	1,054
Seagate HDD Cayman 3.375% due 07/15/2031		6,100	5,962
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		437	467
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		133	134
Spirit AeroSystems, Inc. 5.500% due 01/15/2025		2,000	2,075
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		3,169	3,319
5.152% due 09/20/2029		3,653	4,033
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	5,000	5,594
Studio City Finance Ltd.
5.000% due 01/15/2029		$1,600	1,435
6.000% due 07/15/2025		200	195
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (m)		46,033	48,956
Syngenta Finance NV
3.375% due 04/16/2026	EUR	1,200	1,494
4.441% due 04/24/2023		$6,400	6,618
4.892% due 04/24/2025		1,500	1,612
5.182% due 04/24/2028		5,000	5,618
Synnex Corp.
1.750% due 08/09/2026		4,800	4,683
2.375% due 08/09/2028		2,800	2,720
T-Mobile USA, Inc.
2.250% due 02/15/2026		8,300	8,333
2.625% due 04/15/2026		23,500	23,648

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Tenet Healthcare Corp.
4.625% due 07/15/2024		11	11
6.750% due 06/15/2023		70,320	75,240
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	1,200	1,473
Times Square Hotel Trust 8.528% due 08/01/2026		$154	164
Topaz Solar Farms LLC
4.875% due 09/30/2039		505	571
5.750% due 09/30/2039		3,953	4,718
Transocean Guardian Ltd. 5.875% due 01/15/2024		110	104
Transocean Pontus Ltd. 6.125% due 08/01/2025		27	26
Transocean, Inc.
7.250% due 11/01/2025		1,482	1,143
7.500% due 01/15/2026		1,268	946
8.000% due 02/01/2027		1,461	1,053
Travel + Leisure Co. 6.000% due 04/01/2027		900	981
TripAdvisor, Inc. 7.000% due 07/15/2025		3,800	4,013
Triumph Group, Inc. 6.250% due 09/15/2024		4,525	4,558
U.S. Airways Pass-Through Trust 4.625% due 12/03/2026		237	236
U.S. Foods, Inc. 6.250% due 04/15/2025		18,100	18,866
U.S. Renal Care, Inc. 10.625% due 07/15/2027		533	542
UAL Pass-Through Trust 6.636% due 01/02/2024		1,809	1,849
Uber Technologies, Inc.
4.500% due 08/15/2029		20,000	20,404
6.250% due 01/15/2028		9,100	9,781
7.500% due 05/15/2025		22,737	23,923
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,310	1,303
4.150% due 10/11/2025		174	181
4.300% due 02/15/2027		522	547
5.875% due 04/15/2029		33,783	37,069
United Airlines, Inc.
4.375% due 04/15/2026		4,300	4,489
4.625% due 04/15/2029		10,200	10,540
United Group BV 4.875% due 07/01/2024	EUR	7,040	8,111
Univision Communications, Inc.
5.125% due 02/15/2025		$11,657	11,788
6.625% due 06/01/2027		2,464	2,657
9.500% due 05/01/2025		777	831
Usiminas International SARL 5.875% due 07/18/2026		900	932
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		239	249
Vale Overseas Ltd.
6.250% due 08/10/2026		3,045	3,529
6.875% due 11/21/2036		406	540
6.875% due 11/10/2039		1,200	1,613
Viking Cruises Ltd. 13.000% due 05/15/2025		6,500	7,365
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		600	600
VOC Escrow Ltd. 5.000% due 02/15/2028		1,900	1,884
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	5,100	5,868
Weir Group PLC 2.200% due 05/13/2026		$11,800	11,647
Western Midstream Operating LP 1.972% (US0003M + 1.850%) due 01/13/2023 ~		1,280	1,278
Windstream Escrow LLC 7.750% due 08/15/2028		135	143
Wynn Las Vegas LLC
4.250% due 05/30/2023		800	807
5.250% due 05/15/2027		6,190	6,335
5.500% due 03/01/2025		12,300	12,686
Wynn Macau Ltd.
4.875% due 10/01/2024		16,160	15,208
5.125% due 12/15/2029		600	546
5.500% due 01/15/2026		25,600	24,093
5.500% due 10/01/2027		3,700	3,445
5.625% due 08/26/2028		9,800	9,090
Wynn Resorts Finance LLC 7.750% due 04/15/2025		18,479	19,399
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,621	1,793

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Zayo Group Holdings, Inc. 4.000% due 03/01/2027		2,653	2,618

			1,725,693

UTILITIES 4.2%
Enable Midstream Partners LP 4.950% due 05/15/2028		77	85
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,815	1,850
6.000% due 11/27/2023		7,815	8,383
Gazprom PJSC via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	78,929
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		$2,000	2,074
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		1,983	1,099
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		8	7
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~		18,900	18,931
1.367% due 03/10/2023		51,325	51,018
1.700% due 11/15/2023		35,000	35,097
1.750% due 06/16/2022		3,206	3,206
2.100% due 08/01/2027		14,923	14,419
2.500% due 02/01/2031		200	191
2.950% due 03/01/2026		3,735	3,803
3.150% due 01/01/2026		28,529	29,188
3.250% due 06/15/2023		7,095	7,229
3.250% due 06/01/2031		28,900	29,026
3.300% due 03/15/2027		1,510	1,538
3.300% due 12/01/2027		6,710	6,825
3.400% due 08/15/2024		5,892	6,097
3.450% due 07/01/2025		10,221	10,609
3.500% due 06/15/2025		11,026	11,458
3.750% due 02/15/2024		12,732	13,209
3.750% due 07/01/2028		5,599	5,827
3.750% due 08/15/2042		140	131
4.000% due 12/01/2046		32	31
4.250% due 08/01/2023		7,619	7,890
4.300% due 03/15/2045		479	485
4.450% due 04/15/2042		888	905
4.500% due 07/01/2040		2,303	2,403
4.500% due 12/15/2041		432	432
4.550% due 07/01/2030		11,197	12,118
4.600% due 06/15/2043		132	136
4.650% due 08/01/2028		800	873
4.750% due 02/15/2044		645	670
4.950% due 07/01/2050		12,225	13,345
Rio Oil Finance Trust
8.200% due 04/06/2028		371	422
9.250% due 07/06/2024		594	640
9.750% due 01/06/2027		137	157
Sprint Communications, Inc. 6.000% due 11/15/2022		11,058	11,524
Sprint Corp.
7.125% due 06/15/2024		38,235	42,973
7.625% due 02/15/2025		1,090	1,255
7.625% due 03/01/2026		122	147
7.875% due 09/15/2023		52,879	58,311
Transocean Phoenix Ltd. 7.750% due 10/15/2024		24	25
Transocean Poseidon Ltd. 6.875% due 02/01/2027		600	580
Transocean Proteus Ltd. 6.250% due 12/01/2024		5	5

			495,556

Total Corporate Bonds & Notes (Cost $3,394,059)			3,386,992

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.375% due 10/15/2023		17,228	17,615
CBL & Associates HoldCo LLC 7.000% due 11/15/2028		33	64

			17,679

INDUSTRIALS 0.0%
DISH Network Corp. 2.375% due 03/15/2024		4,400	4,230

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Total Convertible Bonds & Notes (Cost $21,891)		21,909

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2021 0.672% due 06/01/2023	1,300	1,297

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	60	69
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	20	25
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	125	145

		239

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)	10	10
5.250% due 07/01/2037 ^(d)	60	60
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)	20	20
5.700% due 07/01/2023 ^(d)	100	98
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	40	39
6.000% due 07/01/2039 ^(d)	30	29
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)	95	92
5.750% due 07/01/2041 ^(d)	100	98
6.500% due 07/01/2040 ^(d)	15	15
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	225	203
5.500% due 07/01/2039 ^(d)	300	283

		947

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	455	459

Total Municipal Bonds & Notes (Cost $2,295)		2,942

U.S. GOVERNMENT AGENCIES 19.1%
Fannie Mae
0.442% due 09/25/2042 •	6	6
2.448% due 09/01/2037 •	1,971	2,091
6.000% due 04/25/2043	5	5
Freddie Mac
0.729% due 01/25/2031 ~(a)	275,745	7,395
2.891% due 10/25/2046 ~	804	806
2.936% due 12/25/2047 ~	901	915
3.500% due 11/01/2046	699	750
4.000% due 08/01/2047	1,547	1,657
Ginnie Mae
1.625% due 07/20/2045 - 09/20/2045 •	1,946	2,013
2.125% due 12/20/2045 •	937	972
5.000% due 01/20/2049	14	15
Ginnie Mae, TBA
2.500% due 02/01/2052	53,500	54,672
3.500% due 02/01/2052	15,700	16,337
4.000% due 01/01/2052 - 03/01/2052	32,900	34,647
5.000% due 01/01/2052	55,500	59,182
Uniform Mortgage-Backed Security
2.000% due 11/01/2036 - 12/01/2051	144,600	148,191
2.500% due 09/01/2040 - 02/01/2051	541,877	555,578
3.000% due 03/01/2050	16,422	17,204
3.500% due 08/01/2047 - 08/01/2051	66,133	70,066
4.000% due 06/01/2038 - 10/01/2051	277,410	295,092
4.500% due 07/01/2023 - 10/01/2048	1,046	1,126
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2052 - 03/01/2052	144,400	149,307
3.500% due 02/01/2052 - 03/01/2052	589,752	619,162
4.000% due 02/01/2052	178,631	189,914
4.500% due 01/01/2052	14,500	15,535

Total U.S. Government Agencies (Cost $2,259,550)		2,242,638

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	1,164
3.000% due 08/15/2048	80	98

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

3.000% due 02/15/2049		10	12
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024 (o)		12,076	12,901
0.125% due 07/15/2030		41,324	46,270
0.125% due 07/15/2031		83,437	93,871
0.250% due 07/15/2029 (o)		72,901	81,740
0.250% due 02/15/2050		7,102	8,612
0.375% due 01/15/2027 (o)		3,160	3,477
0.375% due 07/15/2027 (o)		859	954
0.625% due 02/15/2043		963	1,198
0.750% due 07/15/2028 (o)		34,442	39,466
0.750% due 02/15/2042		979	1,239
0.750% due 02/15/2045		5,991	7,724
0.875% due 01/15/2029 (o)		33,889	39,214
0.875% due 02/15/2047		6,761	9,148
1.000% due 02/15/2046		2,919	3,995
1.000% due 02/15/2048		6,506	9,140
1.000% due 02/15/2049		23,966	34,083
1.375% due 02/15/2044		950	1,357
2.125% due 02/15/2040		512	785
2.125% due 02/15/2041		505	783
U.S. Treasury Notes
0.875% due 11/15/2030		129,800	123,437
1.125% due 02/29/2028 (o)		2,356	2,322
1.125% due 02/15/2031		25,092	24,358
2.375% due 05/15/2029 (o)(q)		196,800	209,800
2.500% due 01/31/2025 (o)(q)		23,130	24,186
2.625% due 01/31/2026 (o)(q)		12,600	13,325

Total U.S. Treasury Obligations (Cost $758,234)			794,659

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.5%
225 Liberty Street Trust
4.501% due 02/10/2036		10,490	11,094
4.649% due 02/10/2036 ~		28,750	29,451
ACRES Commercial Realty Corp. 2.664% due 04/17/2037 •		816	816
Adjustable Rate Mortgage Trust
2.619% due 10/25/2035 ^~		147	145
2.661% due 11/25/2035 ^~		81	71
2.803% due 08/25/2035 ~		83	83
American Home Mortgage Assets Trust
0.227% due 03/25/2047 •		3,003	2,873
0.292% due 12/25/2046 ^•		5,110	4,563
1.022% due 10/25/2046 •		3,875	3,167
American Home Mortgage Investment Trust
1.002% due 09/25/2035 •		1,063	1,043
1.996% due 12/25/2035 •		8,817	2,789
6.700% due 06/25/2036 þ		7,081	1,650
7.100% due 06/25/2036 þ		3,858	897
Ashford Hospitality Trust
1.360% due 04/15/2035 •		10,000	9,987
1.560% due 06/15/2035 •		3,000	3,002
1.960% due 06/15/2035 •		6,000	6,001
2.210% due 04/15/2035 •		13,198	13,079
2.860% due 06/15/2035 •		6,600	6,586
Atrium Hotel Portfolio Trust
1.760% due 12/15/2036 •		6,560	6,472
2.060% due 12/15/2036 •		6,140	5,998
2.410% due 06/15/2035 •		1,558	1,519
Austin Fairmont Hotel Trust
1.360% due 09/15/2032 •		12,155	12,107
1.560% due 09/15/2032 •		4,000	3,975
2.360% due 09/15/2032 •		3,000	2,931
Avon Finance PLC
0.948% due 09/20/2048 •	GBP	20,618	28,011
1.548% due 09/20/2048 •		2,700	3,657
2.048% due 09/20/2048 •		2,700	3,656
2.548% due 09/20/2048 •		2,000	2,708
BAMLL Commercial Mortgage Securities Trust
1.710% due 04/15/2036 •		$4,635	4,606
2.110% due 09/15/2038 •		6,000	6,003
2.610% due 03/15/2034 •		16,807	16,760
2.860% due 09/15/2038 •		16,700	16,732
BAMLL Re-REMIC Trust 5.884% due 06/17/2050 ~		100	36
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		2,580	1,071
Banc of America Commercial Mortgage Trust 5.822% due 02/10/2051 ~		796	807
Banc of America Funding Trust
0.484% due 12/20/2046 ^•		6,268	6,274
2.214% due 06/25/2034 ~		3	3
2.579% due 09/20/2035 ^~		36	34
2.708% due 05/20/2036 ^~		56	55
6.388% due 04/25/2037 ^þ		119	122

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Banc of America Mortgage Trust
2.840% due 11/20/2046 ^~	228	219
2.942% due 01/25/2036 ^~	18	18
Barclays Commercial Mortgage Securities Trust
1.360% due 10/15/2037 •	3,000	2,989
2.160% due 02/15/2033 •	840	842
2.501% due 07/15/2037 •	6,576	6,534
3.210% due 02/15/2033 •	15,800	15,858
BCAP LLC Trust
0.282% due 03/25/2037 •	325	321
2.900% due 03/27/2036 ~	764	624
3.198% due 10/26/2037 ~	1,029	1,061
23.022% due 06/26/2037 ~	7,568	2,897
Bear Stearns Adjustable Rate Mortgage Trust 2.668% due 01/25/2035 ~	3	3
Bear Stearns ALT-A Trust
2.709% due 11/25/2035 ^~	446	432
3.283% due 09/25/2047 ~	13,903	10,256
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~	119	119
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~	335	282
Benchmark Mortgage Trust 3.509% due 09/15/2048 ~	3,000	3,001
BHP Trust 1.433% due 08/15/2036 •	2,975	2,964
Braemar Hotels & Resorts Trust 1.360% due 06/15/2035 •	3,344	3,329
BWAY Mortgage Trust
2.310% due 09/15/2036 •	7,124	7,129
2.960% due 09/15/2036 •	8,195	8,191
BX Commercial Mortgage Trust
1.756% due 10/15/2036 •	13,200	13,178
2.005% due 10/15/2036 •	14,600	14,568
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	2,907	2,987
Chase Mortgage Finance Trust
2.546% due 02/25/2037 ~	565	576
5.500% due 12/25/2022 ^	543	306
6.000% due 05/25/2036	12,444	8,184
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	1,128	1,133
Citigroup Commercial Mortgage Trust
1.210% due 07/15/2030 •	939	937
2.010% due 10/15/2036 •	15,070	15,080
2.410% due 10/15/2036 •	19,910	19,898
2.520% due 02/15/2039 •	3,501	3,479
3.010% due 10/15/2036 •	13,270	13,262
Citigroup Mortgage Loan Trust 3.012% due 11/25/2038 ~	52	52
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	53	55
Colony Mortgage Capital Ltd.
1.588% due 11/15/2038 •	7,850	7,846
2.831% due 11/15/2038 •	8,000	7,926
Commercial Mortgage Trust 1.660% due 06/15/2034 •	9,358	8,987
Countrywide Alternative Loan Trust
0.304% due 07/20/2046 ^•	104	82
0.384% due 09/20/2046 •	1,002	689
0.422% due 07/25/2036 •	501	956
0.462% due 04/25/2046 •	1,391	1,375
0.502% due 02/25/2036 •	141	96
1.042% due 08/25/2046 •	2,081	2,046
1.123% due 11/20/2035 ^•	31	18
1.462% due 11/25/2047 ^•	996	921
5.000% due 08/25/2035	2,955	2,401
5.500% due 04/25/2035	1,074	931
5.500% due 12/25/2035	236	237
5.500% due 03/25/2036 ^	44	27
6.000% due 12/25/2034	927	939
6.000% due 03/25/2036 ^	425	277
6.000% due 08/25/2036 •	590	609
6.000% due 03/25/2037 ^	1,010	583
6.000% due 05/25/2037 ^	2,825	1,842
Countrywide Home Loan Mortgage Pass-Through Trust
0.372% due 04/25/2035 •	159	153
0.742% due 03/25/2035 •	77	71
2.399% due 10/20/2034 ~	174	176
2.540% due 04/25/2035 ~	123	109
2.813% due 09/20/2036 ^~	867	837
2.979% due 02/20/2036 ^~	37	31
3.231% due 11/25/2037 ~	19,504	19,110
5.500% due 11/25/2035 ^	34	25
6.000% due 02/25/2037 ^	6,396	3,445

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Countrywide Home Loan Reperforming REMIC Trust 0.462% due 03/25/2035 ^•		3,086	2,963
Credit Suisse Commercial Mortgage Trust 5.627% due 01/15/2049 ~		15,000	17,937
Credit Suisse First Boston Mortgage Securities Corp.
0.593% due 03/25/2032 ~		31	30
6.000% due 01/25/2036 ^		200	160
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		35,718	29,823
Credit Suisse Mortgage Capital Trust
1.910% due 07/15/2038 •		4,460	4,459
1.926% due 07/27/2061 ~		36,121	35,770
2.215% due 11/25/2061 ~		5,208	5,178
2.410% due 07/15/2038 •		7,000	7,002
3.052% due 07/25/2050 ~		7,720	7,892
3.196% due 07/10/2034 ~		7,137	7,149
CRSNT Commercial Mortgage Trust
1.310% due 04/15/2036 •		16,000	15,999
1.660% due 04/15/2036 •		9,000	9,001
DBGS Mortgage Trust 2.760% due 10/15/2036 •		19,393	19,403
DBWF Mortgage Trust 2.504% due 12/19/2030 •		30,811	30,762
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.402% due 03/25/2037 ^•		242	245
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		72	72
6.386% due 10/25/2036 ^þ		72	72
Downey Savings & Loan Association Mortgage Loan Trust 0.414% due 10/19/2036 ^•		301	228
Dragon Finance BV 1.074% due 07/13/2023 •	GBP	1,327	1,768
Eurosail PLC 0.795% due 09/13/2045 •		2,156	2,873
Extended Stay America Trust
0.513% due 07/15/2038 ~(a)		$2,331,350	6,364
1.190% due 07/15/2038 •		62,177	62,355
First Horizon Mortgage Pass-Through Trust
2.372% due 02/25/2036 ~		25	23
5.750% due 05/25/2037 ^		77	45
FWD Securitization Trust 2.810% due 06/25/2049 ~		520	523
GS Mortgage Securities Corp. Trust
1.760% due 12/15/2036 •		3,182	3,176
1.910% due 07/15/2025 •		7,200	7,158
2.010% due 12/15/2036 •		2,899	2,878
2.060% due 08/15/2032 •		4,748	4,684
2.210% due 07/15/2025 •		53,417	52,991
2.250% due 06/15/2038 •		19,347	19,287
GSMPS Mortgage Loan Trust 3.484% due 06/25/2034 ~		2,012	1,958
GSR Mortgage Loan Trust 2.813% due 11/25/2035 ~		6	7
HarborView Mortgage Loan Trust 2.075% due 06/19/2045 ^•		806	459
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		5,864	5,888
Hawaii Hotel Trust 2.269% due 05/15/2038 •		58,016	57,679
Impac CMB Trust 5.216% due 12/25/2032 þ		253	260
Impac Secured Assets Trust 0.742% due 03/25/2036 •		1,725	1,559
IMT Trust
0.810% due 06/15/2034 •		211	211
1.060% due 06/15/2034 •		231	231
1.210% due 06/15/2034 •		141	141
Independence Plaza Trust 4.356% due 07/10/2035		1,600	1,642
IndyMac INDA Mortgage Loan Trust 3.349% due 08/25/2037 ~		104	106
IndyMac INDX Mortgage Loan Trust
0.282% due 01/25/2037 •		9,934	10,084
2.873% due 09/25/2035 ^~		59	55
2.979% due 05/25/2037 ^~		1,436	1,351
3.055% due 05/25/2037 ^~		1,632	1,230
InTown Hotel Portfolio Trust
1.610% due 01/15/2033 •		250	250
3.460% due 01/15/2033 •		11,695	11,683
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2.220% due 05/15/2034 •		5,900	5,915
2.610% due 05/15/2034 •		1,086	1,084
J.P. Morgan Chase Commercial Mortgage Securities Trust 3.756% due 01/05/2031 ~		5,000	5,047
JP Morgan Alternative Loan Trust
2.636% due 12/25/2036 ~		52	51

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

2.695% due 05/25/2036 ^~		114	84
2.699% due 10/25/2036 ~		8,569	8,080
2.792% due 12/25/2035 ^~		523	445
JP Morgan Chase Commercial Mortgage Securities Trust
1.610% due 12/15/2036 •		3,810	3,710
1.710% due 06/15/2032 •		6,878	6,875
1.960% due 09/15/2029 •		6,258	6,097
2.210% due 06/15/2032 •		13,360	13,355
6.098% due 02/12/2051 ~		409	2,023
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		23	24
2.791% due 06/25/2037 ^~		285	235
2.833% due 08/25/2036 ^~		739	667
3.037% due 05/25/2036 ~		282	253
6.500% due 09/25/2035		168	155
Lavender Trust 6.250% due 10/26/2036		1,117	775
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		18,513	18,422
1.892% due 10/25/2066 þ		6,485	6,482
1.991% due 09/25/2060 ~		5,360	5,376
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		468	461
6.000% due 09/25/2037 ^		126	127
Lehman XS Trust
0.462% due 12/25/2036 •		9,231	9,746
0.482% due 09/25/2046 •		218	222
LUXE Commercial Mortgage Trust 1.860% due 10/15/2038 •		16,839	16,844
MASTR Adjustable Rate Mortgages Trust 0.312% due 04/25/2046 •		245	227
MASTR Alternative Loan Trust 6.750% due 07/25/2036		407	220
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		1,979	1,971
MBRT 2.560% due 11/15/2036 •		31,511	31,271
Merrill Lynch Alternative Note Asset Trust 0.702% due 03/25/2037 •		653	236
Merrill Lynch Mortgage Investors Trust
0.822% due 08/25/2035 •		1,900	1,880
2.597% due 11/25/2035 •		44	44
MFT Trust
3.358% due 02/10/2042		5,000	5,016
3.477% due 02/10/2042 ~		5,715	5,666
Morgan Stanley Capital Trust
1.510% due 11/15/2034 •		5,400	5,392
2.310% due 11/15/2034 •		8,853	8,806
5.569% due 10/12/2052 ~		2,323	2,433
6.014% due 06/11/2042 ~		7,236	7,253
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~		1,957	1,976
Mortgage Equity Conversion Asset Trust 0.770% due 01/25/2042 •		9,714	9,398
Natixis Commercial Mortgage Securities Trust
1.160% due 11/15/2034 •		4,000	3,987
1.360% due 11/15/2034 •		4,000	3,977
4.058% due 04/10/2037 ~		3,000	3,132
New Orleans Hotel Trust 1.099% due 04/15/2032 •		3,300	3,288
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		2,899	3,013
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.292% due 06/25/2037 •		4,256	3,743
3.148% due 04/25/2036 ^~		2,543	2,356
Nomura Resecuritization Trust 1.002% due 01/25/2037 •		27,246	26,971
Pepper Residential Securities Trust 1.004% due 11/18/2060 •		1,466	1,467
PRET LLC
1.843% due 09/25/2051 þ		38,552	37,879
2.487% due 10/25/2051 «~		4,999	4,976
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		2,966	2,932
RBSSP Resecuritization Trust 2.655% due 01/26/2036 ~		4,010	3,704
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	3,085	2,468
Residential Accredit Loans, Inc. Trust
0.422% due 01/25/2037 •		$13,126	12,656
0.482% due 07/25/2036 •		180	183
0.932% due 09/25/2046 •		4,518	4,340
1.442% due 09/25/2045 •		228	224
6.000% due 09/25/2036 ^		401	246
Residential Funding Mortgage Securities, Inc. Trust 4.182% due 08/25/2036 ^~		47	43

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

RESIMAC Bastille Trust 1.034% due 09/05/2057 •		1,317	1,317
RMAC PLC 0.795% due 06/12/2046 •	GBP	314	425
Sequoia Mortgage Trust 0.624% due 09/20/2034 •		$256	247
SFO Commercial Mortgage Trust
2.510% due 05/15/2038 •		22,410	22,489
3.010% due 05/15/2038 •		5,000	5,027
Starwood Mortgage Trust
1.810% due 04/15/2034 •		7,734	7,755
2.360% due 04/15/2034 •		10,000	10,015
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	17,500	23,749
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 02/25/2037 •		$3,272	3,340
2.789% due 09/25/2035 ~		171	164
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •		1,136	447
0.642% due 08/25/2035 •		350	376
Structured Asset Securities Corp.
0.352% due 07/25/2035 •		16,482	15,878
0.362% due 05/25/2043 •		9,808	9,197
Structured Asset Securities Corp. Mortgage Loan Trust 0.352% due 05/25/2036 •		17,100	14,078
Sutherland Commercial Mortgage Loans 3.192% due 05/25/2037 ~		512	510
TBW Mortgage-Backed Trust
0.462% due 01/25/2037 •		16,320	5,331
6.470% due 09/25/2036 ^þ		473	28
Tharaldson Hotel Portfolio Trust 2.404% due 11/11/2034 •		923	914
Trinity Square PLC
1.450% due 07/15/2059 •	GBP	9,700	13,252
1.750% due 07/15/2059 •		2,800	3,821
2.050% due 07/15/2059 •		1,900	2,585
2.800% due 07/15/2059 •		900	1,225
Uropa Securities PLC
0.283% due 06/10/2059 •		750	995
0.433% due 06/10/2059 •		206	273
0.468% due 10/10/2040 •		3,201	4,090
0.633% due 06/10/2059 •		161	214
0.833% due 06/10/2059 •		171	227
VASA Trust
1.360% due 07/15/2039 •		$8,000	7,999
1.860% due 07/15/2039 •		10,000	10,001
Wachovia Bank Commercial Mortgage Trust 5.697% due 02/15/2051 ~		374	289
Waikiki Beach Hotel Trust
1.590% due 12/15/2033 •		5,000	4,966
2.140% due 12/15/2033 •		8,650	8,582
WaMu Commercial Mortgage Securities Trust
1.651% due 11/23/2043 ~		2,200	2,203
2.304% due 03/23/2045 ~		12,845	12,873
WaMu Mortgage Pass-Through Certificates Trust
0.662% due 11/25/2045 •		393	387
0.894% due 12/25/2046 •		151	146
1.083% due 11/25/2034 •		282	273
1.282% due 11/25/2042 •		57	57
2.368% due 09/25/2033 ~		35	35
2.878% due 02/25/2037 ^~		218	207
Warwick Finance Residential Mortgages PLC 0.998% due 12/21/2049 •	GBP	14,964	20,301
Wells Fargo Commercial Mortgage Trust
0.955% due 12/13/2031 •		$5,100	5,065
1.205% due 12/13/2031 •		4,200	4,139
1.950% due 12/13/2031 •		100	96
2.200% due 02/15/2037 •		2,000	1,954
Wells Fargo Mortgage-Backed Securities Trust
2.380% due 09/25/2033 ~		38	39
2.639% due 04/25/2036 ^~		748	743
2.667% due 11/25/2037 ^~		238	237
ZH Trust
2.253% due 02/18/2027		3,600	3,590
2.349% due 10/17/2027		23,700	23,595

Total Non-Agency Mortgage-Backed Securities (Cost $1,486,746)			1,469,082

ASSET-BACKED SECURITIES 8.9%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		2,430	2,413
Aames Mortgage Trust
6.950% due 11/25/2031 þ		1,105	1,077
7.150% due 01/25/2032 þ		368	365
AccessLex Institute 0.342% due 09/26/2033 •		2,327	2,258

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Accredited Mortgage Loan Trust 0.362% due 09/25/2036 •		1,433	1,419
ACE Securities Corp. Home Equity Loan Trust 0.867% due 08/25/2035 •		33	35
Ameriquest Mortgage Securities Trust 0.612% due 04/25/2036 •		3,239	3,228
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.452% due 03/25/2033 •		206	210
3.007% due 06/25/2033 ^•		1,757	1,747
Ares European CLO DAC 1.120% due 10/21/2033 •	EUR	24,950	28,433
Argent Securities Trust
0.402% due 06/25/2036 •		$1,245	476
0.482% due 03/25/2036 •		5,934	5,748
0.582% due 07/25/2036 •		1,150	494
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.052% due 05/25/2034 •		793	782
Ayresome CDO Ltd. 0.520% due 12/08/2045 •		2,610	2,561
Bastille Euro CLO DAC 1.150% due 01/15/2034 •	EUR	50,000	57,112
Bear Stearns Asset-Backed Securities Trust
0.342% due 06/25/2047 •		$519	517
0.452% due 06/25/2047 •		25,753	23,243
1.702% due 10/25/2037 •		22,194	22,178
2.052% due 08/25/2035 •		14,923	15,197
Black Diamond CLO DAC 0.650% due 10/03/2029 •	EUR	1,032	1,176
BlueMountain Fuji EUR CLO DAC 0.910% due 01/15/2033 •		10,200	11,623
Bosphorus CLO DAC 0.820% due 12/15/2030 •		2,900	3,302
Capitalsource Real Estate Loan Trust
0.771% due 01/20/2037 •		$1,487	1,424
0.871% due 01/20/2037 •		650	602
0.971% due 01/20/2037 •		400	243
Carrington Mortgage Loan Trust
0.852% due 09/25/2035 •		124	130
1.092% due 06/25/2035 •		32,581	32,596
1.902% due 05/25/2035 •		15,328	14,853
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		4,584	4,498
Cavendish Square Funding PLC 1.285% due 02/11/2055 •	EUR	3,722	4,226
Centex Home Equity Loan Trust 0.752% due 03/25/2033 •		$2,048	2,020
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		14,973	15,242
Citigroup Mortgage Loan Trust, Inc.
0.538% due 11/25/2036 •		400	398
0.762% due 02/25/2035 •		442	440
0.792% due 10/25/2035 ^•		800	786
College Avenue Student Loans LLC
1.303% due 12/26/2047 •		1,583	1,599
1.753% due 11/26/2046 •		693	702
4.130% due 12/26/2047		2,138	2,219
Conseco Finance Corp.
6.280% due 09/01/2030		1,964	2,024
7.500% due 03/01/2030 ~		3,084	1,642
Conseco Finance Securitizations Corp.
1.849% due 09/01/2033 •		3,341	3,342
7.954% due 12/01/2033 ~		2,606	2,731
Countrywide Asset-Backed Certificates
0.242% due 06/25/2047 ^•		2,710	2,609
0.302% due 10/25/2047 •		7,657	7,504
0.322% due 05/25/2037 •		31,062	30,710
0.352% due 06/25/2047 •		288	284
0.582% due 04/25/2037 •		53	49
0.802% due 03/25/2036 ^•		6,021	5,756
0.822% due 11/25/2035 •		576	570
Countrywide Asset-Backed Certificates Trust
0.252% due 03/25/2047 ^•		53	53
0.342% due 03/25/2047 ^•		10,109	9,510
0.362% due 04/25/2046 •		2,162	2,069
0.372% due 09/25/2046 •		1,619	1,505
1.452% due 04/25/2035 •		1,477	1,482
1.667% due 12/25/2034 •		1,205	1,205
4.740% due 10/25/2035 ~		1	1
5.499% due 02/25/2035 ~		4,460	4,565
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •		33,421	33,093
Credit Suisse Mortgage Capital Asset-Backed Trust 0.702% due 09/25/2037 •		60	59
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.425% due 02/16/2041 •		128,899	4,841
0.543% due 12/15/2034 •		10,938	1,193

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC 0.872% due 03/25/2034 •		192	192
Credit-Based Asset Servicing & Securitization Trust 0.402% due 07/25/2036 •		215	215
CVC Cordatus Loan Fund DAC 0.780% due 08/15/2032 •	EUR	1,900	2,165
CWHEQ Revolving Home Equity Loan Resuritization Trust
0.350% due 12/15/2035 •		$3,322	3,278
0.370% due 05/15/2034 •		467	465
ECMC Group Student Loan Trust 1.153% due 05/25/2067 •		2,243	2,278
EFS Volunteer LLC 0.974% due 10/25/2035 •		1,240	1,244
Ellington Loan Acquisition Trust 1.202% due 05/25/2037 •		14,073	14,083
EMC Mortgage Loan Trust 3.102% due 11/25/2030 •		4,518	4,618
First Franklin Mortgage Loan Trust
0.402% due 05/25/2036 •		3,070	3,039
0.582% due 04/25/2036 •		7,600	7,319
Fremont Home Loan Trust 0.242% due 11/25/2036 •		3,237	2,276
Glacier Funding CDO Ltd. 0.834% due 11/12/2042 •		451	450
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		1,077	1,078
GSAA Home Equity Trust
0.342% due 05/25/2047 •		1,056	780
0.542% due 03/25/2047 •		5,983	2,877
1.002% due 08/25/2037 •		132	132
6.741% due 03/25/2036 þ		4,146	1,724
GSAMP Trust
0.242% due 03/25/2047 •		12,440	11,977
0.272% due 01/25/2037 •		1,280	1,265
0.342% due 09/25/2036 •		9,592	4,875
0.852% due 01/25/2034 •		1,781	1,777
Harley Marine Financing LLC 5.682% due 05/15/2043 «		976	944
Harvest SBA Loan Trust 2.342% due 08/25/2044 •		6,750	6,694
Hildene TruPS Securitization Ltd. 1.920% due 05/22/2039 •		38,934	38,642
Home Equity Loan Trust
0.292% due 04/25/2037 •		14,807	14,388
0.332% due 04/25/2037 •		822	807
Home Equity Mortgage Loan Asset-Backed Trust
0.292% due 04/25/2037 •		7,873	6,257
0.482% due 06/25/2036 •		1,526	1,516
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		61	23
JP Morgan Mortgage Acquisition Corp.
0.688% due 01/25/2036 •		9,226	9,115
1.062% due 06/25/2035 •		7,474	7,469
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		762	759
Jubilee CLO BV 0.293% due 07/12/2028 •	EUR	942	1,073
Laurelin DAC 0.720% due 10/20/2031 •		40,500	46,067
LCCM Trust 1.550% due 11/15/2038 •		$7,400	7,404
Legacy Mortgage Asset Trust
1.852% due 01/28/2070 •		8,580	8,655
3.438% due 05/25/2059 þ		842	843
3.750% due 04/25/2059 þ		3,421	3,436
Lehman XS Trust
0.342% due 02/25/2037 •		5,574	5,618
0.422% due 02/25/2037 •		2,272	2,290
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		6,515	6,518
Long Beach Mortgage Loan Trust
0.402% due 06/25/2036 •		8,133	5,175
0.402% due 09/25/2036 •		12,675	9,373
0.702% due 02/25/2036 •		7,592	7,076
0.732% due 01/25/2046 •		3,565	3,512
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		1,635	1,640
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •	EUR	2,700	3,052
Marlay Park CLO DAC 0.740% due 10/15/2030 •		4,100	4,656
MASTR Asset-Backed Securities Trust 0.152% due 01/25/2037 •		$296	112
Merrill Lynch Mortgage Investors Trust
0.612% due 04/25/2037 •		706	490
0.902% due 08/25/2035 •		1,139	1,125

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

METAL LLC 4.581% due 10/15/2042		3,202	2,892
Morgan Stanley ABS Capital, Inc. Trust
0.582% due 09/25/2036 •		7,251	3,525
0.642% due 03/25/2036 •		3,863	3,830
0.807% due 12/25/2034 •		98	97
National Collegiate Student Loan Trust
0.423% due 10/27/2031 •		5,147	5,085
0.469% due 10/25/2033 •		3,158	3,123
0.583% due 12/26/2033 •		369	369
Navient Private Education Refi Loan Trust 1.170% due 09/16/2069		4,787	4,767
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.252% due 07/25/2036 •		20,956	20,473
0.432% due 10/25/2036 ^•		2,172	593
NovaStar Mortgage Funding Trust
0.422% due 05/25/2036 •		1,861	1,843
1.017% due 10/25/2035 •		6,654	6,547
2.202% due 12/25/2034 •		74	75
Option One Mortgage Loan Trust Asset-Backed Certificates 0.792% due 11/25/2035 •		2,781	2,766
Ownit Mortgage Loan Trust 0.522% due 01/25/2037 •		1,698	1,679
Pagaya AI Debt Selection Trust 1.530% due 08/15/2029		48,000	47,948
Palisades CDO Ltd. 0.778% due 07/22/2039 •		7,868	7,838
Palmer Square Loan Funding Ltd. 1.024% due 10/24/2027 •		3,179	3,180
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.837% due 09/25/2035 •		10,878	10,873
1.137% due 05/25/2035 •		7,804	7,675
People's Choice Home Loan Securities Trust 1.037% due 05/25/2035 ^•		1,313	1,282
PRET LLC
1.868% due 07/25/2051 þ		15,282	15,181
2.487% due 07/25/2051 «þ		30,100	30,015
2.487% due 10/25/2051 þ		29,898	29,913
Purple Finance CLO DAC 0.800% due 01/25/2031 •	EUR	2,100	2,393
Quest Trust 0.682% due 08/25/2036 •		$9,182	8,512
RAAC Trust 0.702% due 06/25/2044 •		1,814	1,671
Residential Asset Securities Corp. Trust
0.342% due 09/25/2036 •		1,853	1,853
0.642% due 07/25/2036 •		1,394	1,346
0.732% due 02/25/2036 •		1,500	1,481
1.077% due 09/25/2035 •		4,500	4,498
Saranac CLO Ltd. 1.814% due 06/22/2030 •		6,520	6,523
Saxon Asset Securities Trust
0.412% due 09/25/2037 •		6,162	6,080
1.852% due 12/25/2037 •		3,293	3,320
Securitized Asset-Backed Receivables LLC Trust 0.682% due 12/25/2035 •		192	191
Segovia European CLO DAC 0.770% due 01/18/2031 •	EUR	2,500	2,849
SLM Student Loan Trust 1.624% due 04/25/2023 •		$2,389	2,406
SMB Private Education Loan Trust 2.340% due 09/15/2034		5,159	5,208
SoFi Professional Loan Program LLC
1.203% due 10/27/2036 •		112	113
2.630% due 07/25/2040		4,086	4,125
Soundview Home Loan Trust
0.212% due 01/25/2037 •		9,122	7,902
0.252% due 03/25/2037 •		3,094	3,019
0.273% due 07/25/2037 •		6,007	5,694
0.302% due 06/25/2037 •		46,332	40,461
1.052% due 09/25/2037 •		977	930
Sprite Ltd. 4.250% due 12/15/2037		2,981	2,951
St Pauls CLO 0.820% due 11/15/2030 •	EUR	13,250	15,096
Structured Asset Investment Loan Trust 0.822% due 07/25/2035 •		$2,050	2,047
Structured Asset Securities Corp. Mortgage Loan Trust 0.482% due 12/25/2035 •		3,583	3,557
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	5,041
4.000% due 11/25/2058 ~		5,000	5,017
4.750% due 11/25/2058 ~		23,300	23,441
Trainer Wortham First Republic CBO Ltd. 0.721% due 04/10/2037 •		1,093	1,088

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

TruPS Financials Note Securitization Ltd. 1.784% due 09/20/2039 •		5,506	5,382
WAVE Trust 3.844% due 11/15/2042		6,788	6,636

Total Asset-Backed Securities (Cost $1,049,470)			1,049,605

SOVEREIGN ISSUES 7.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		11,578	4,019
1.000% due 07/09/2029		1,115	408
1.125% due 07/09/2035 þ		40,783	13,201
1.125% due 07/09/2046 þ		115	37
2.000% due 01/09/2038 þ		10,711	4,119
2.500% due 07/09/2041 þ		8,520	3,041
15.500% due 10/17/2026	ARS	129,155	253
34.191% (BADLARPP) due 10/04/2022 ~		6,524	15
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		119,419	591
Argentina Treasury Bond BONCER
1.400% due 03/25/2023		2,699,675	13,440
1.450% due 08/13/2023		144,200	1,223
Autonomous City of Buenos Aires
37.487% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	51
39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		47,360	236
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (g)	BRL	731,424	128,195
0.000% due 07/01/2022 (g)		689,500	117,479
0.000% due 10/01/2022 (g)		1,272,700	210,281
China Development Bank
2.890% due 06/22/2025	CNY	40,400	6,381
3.300% due 02/01/2024		8,000	1,275
3.430% due 01/14/2027		7,200	1,160
3.680% due 02/26/2026		56,400	9,149
3.740% due 09/10/2025		50,900	8,256
4.150% due 10/26/2025		42,400	6,974
Colombia Government International Bond
4.000% due 02/26/2024		$35,300	36,485
8.125% due 05/21/2024		400	454
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		5,500	6,421
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,662	1,216
5.400% due 08/12/2034		6,902	1,583
5.940% due 02/12/2029		44,524	11,450
6.150% due 08/12/2032		4,529	1,142
6.350% due 08/12/2028		35,939	9,490
6.900% due 08/12/2037		23	6
6.950% due 08/12/2031		24,951	6,725
8.200% due 08/12/2026		32,136	9,204
Provincia de Buenos Aires
37.922% due 04/12/2025	ARS	21,052	92
38.045% due 05/31/2022		37,323	181
Romania Government International Bond
1.750% due 07/13/2030	EUR	13,500	14,385
2.000% due 04/14/2033		12,700	13,206
Russia Government International Bond
6.460% (RUONIA) due 04/24/2024 ~	RUB	2,210,301	29,399
7.150% due 11/12/2025		1,955,413	25,108
7.950% due 10/07/2026		766,427	10,153
Saudi Government International Bond 4.000% due 04/17/2025		$6,400	6,906
Serbia Government International Bond
1.650% due 03/03/2033	EUR	2,700	2,868
3.125% due 05/15/2027		1,998	2,430
South Africa Government International Bond
4.850% due 09/30/2029		$3,600	3,727
5.750% due 09/30/2049		2,400	2,314
8.000% due 01/31/2030	ZAR	34,400	1,998
8.250% due 03/31/2032		48,500	2,743
8.750% due 02/28/2048		12,900	677
8.875% due 02/28/2035		34,800	1,965
10.500% due 12/21/2026		1,373,500	95,470
Turkey Government International Bond
4.250% due 03/13/2025		$25,600	23,728
4.625% due 03/31/2025	EUR	5,100	5,763
5.250% due 03/13/2030		$15,400	13,293
7.625% due 04/26/2029		10,800	10,822
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		1,000	1,018
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		124	8
7.650% due 04/21/2025 ^(d)		3,123	203
8.250% due 10/13/2024 ^(d)		2,021	131
9.000% due 05/07/2023 ^(d)		268	17
9.250% due 09/15/2027 ^(d)		729	47
9.250% due 05/07/2028 ^(d)		2,886	188

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

11.750% due 10/21/2026 ^(d)	130	8
11.950% due 08/05/2031 ^(d)	6,600	429
12.750% due 08/23/2022 ^(d)	930	60

Total Sovereign Issues (Cost $961,751)		883,297

	SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	6,838
iHeartMedia, Inc. 'A' (e)	487,321	10,253
iHeartMedia, Inc. 'B' «(e)	378,169	7,161

		24,252

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)	4,107	2

ENERGY 0.1%
Noble Corp. (e)(k)	326,216	8,094
Valaris Ltd. (e)	19,813	713

		8,807

FINANCIALS 0.0%
Credit Suisse Group AG	393,064	3,827
Hipotecaria Su Casita S.A. «	345,787	0

		3,827

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(k)	110,888	16,227
Noble Corp.	29,923	743
Voyager Aviation Holdings «	958	0
Westmoreland Mining Holdings LLC «(k)	2,935	0

		16,970

MATERIALS 0.0%
Associated Materials Group, Inc. «(k)	309,465	2,160

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «	224,335	155

Total Common Stocks (Cost $45,191)		56,173

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,075	0

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 09/21/2055 «	5,491	136

Total Warrants (Cost $183)		136

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.4%
Banco Santander S.A. 6.750% due 04/25/2022 •(i)(j)	1,900,000	2,214
CaixaBank S.A.
6.000% due 07/18/2022 •(i)(j)	1,000,000	1,171
6.750% due 06/13/2024 •(i)(j)	400,000	507
Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	17,900,000	18,280
4.000% due 12/01/2030 •(i)	2,000,000	2,023
5.375% due 06/01/2025 •(i)	1,451,000	1,585
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	500,000	536
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	3,781,775	5,942

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		18,000,000	18,506

			50,764

INDUSTRIALS 0.1%
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(i)		5,673,000	5,645
Voyager Aviation Holdings LLC 9.500% «		5,748	1,784

			7,429

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		1,868,094	48,698

Total Preferred Securities (Cost $107,030)			106,891

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		4,324	61

Total Real Estate Investment Trusts (Cost $27)			61

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (l) 1.6%			185,869

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Hazine Mustesarligi Varlik Kiralama AS 5.800% due 02/21/2022		$12,100	12,125

ARGENTINA TREASURY BILLS 0.1%
36.883% due 02/28/2022 - 04/29/2022 (f)(g)	ARS	1,436,757	6,937

ISRAEL TREASURY BILLS 0.5%
(0.090)% due 02/02/2022 - 12/07/2022 (f)(g)	ILS	185,400	59,628

U.S. TREASURY BILLS 0.5%
0.051% due 02/17/2022 - 03/24/2022 (f)(g)(o)(q)		$63,240	63,238

U.S. TREASURY CASH MANAGEMENT BILLS 0.7%
0.053% due 03/15/2022 - 03/22/2022 (f)(g)(o)(q)		80,000	79,992

Total Short-Term Instruments (Cost $408,005)			407,789

Total Investments in Securities (Cost $11,416,044)			11,337,381

		SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio III		102,082,598	992,039

Total Short-Term Instruments (Cost $1,006,164)			992,039

Total Investments in Affiliates (Cost $1,006,164)			992,039

Total Investments 104.9% (Cost $12,422,208)			$12,329,420
Financial Derivative Instruments (o)(p) (0.1)%(Cost or Premiums, net $(15,106))			(6,012)
Other Assets and Liabilities, net (4.8)%			(565,839)

Net Assets 100.0%			$11,760,569

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$50,528	$48,698	0.41%
Associated Materials Group, Inc.	08/24/2020	1,965	2,160	0.02
Neiman Marcus Group Ltd. LLC	09/25/2020	3,571	16,227	0.14
Noble Corp.	02/25/2021	4,172	8,094	0.07
Westmoreland Mining Holdings LLC	03/26/2019	9	0	0.00

$60,245	$75,179	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$1,769	U.S. Treasury Notes 1.250% due 03/31/2028	$(1,804)	$1,769	$1,769
JPS	0.040	12/31/2021	01/03/2022	65,500	U.S. Treasury Notes 2.875% due 05/15/2028	(66,816)	65,500	65,500
NOM	0.040	12/31/2021	01/03/2022	78,300	U.S. Treasury Bonds 1.375% due 08/15/2050	(80,382)	78,300	78,301
TDM	0.040	12/31/2021	01/03/2022	40,300	U.S. Treasury Notes 2.750% due 02/15/2024	(41,550)	40,300	40,300

Total Repurchase Agreements	$(190,552)	$185,869	$185,870

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

FBF	(1.750)%	12/08/2021	TBD(3)	EUR	(5,283)	$(6,007)
JML	(0.100)	12/01/2021	01/28/2022	$(8,664)	(8,664)
RDR	(0.100)	10/14/2021	TBD(3)	(16,082)	(16,079)

Total Reverse Repurchase Agreements	$(30,750)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2037	$42,600	$(43,495)	$(43,623)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2037	61,400	(62,568)	(62,768)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2052	259,500	(258,288)	(258,143)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	458,500	(466,813)	(466,651)
Uniform Mortgage-Backed Security, TBA	4.000	03/01/2052	12,800	(13,618)	(13,604)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2052	60,600	(66,395)	(66,046)

Total Short Sales (7.7)%	$(911,177)	$(910,835)

(m)	Securities with an aggregate market value of $32,474 and cash of $690 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(127,930) at a weighted average interest rate of 0.021%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2022	126	$12,758	$(21)	$0	$(139)
Euro-BTP Italy Government Bond March Futures	03/2022	564	94,397	(1,234)	0	(141)
U.S. Treasury 10-Year Note March Futures	03/2022	756	98,634	356	47	0

$(899)	$47	$(280)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond March Futures	03/2022	320	$(62,433)	$1,092	$51	$0
Euro-Buxl 30-Year Bond March Futures	03/2022	5	(1,177)	57	2	0
U.S. Treasury 5-Year Note March Futures	03/2022	1,220	(147,591)	41	0	(86)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	660	(96,649)	303	0	(175)
U.S. Treasury 30-Year Bond March Futures	03/2022	186	(29,841)	(158)	0	(105)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	335	(66,037)	(190)	0	(523)
United Kingdom Long Gilt March Futures	03/2022	38	(6,424)	(10)	0	(21)

$1,135	$53	$(910)

Total Futures Contracts	$236	$100	$(1,190)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.186%	$1,400	$(16)	$10	$(6)	$0	$0
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	0.601	800	(110)	22	(88)	0	0

$(126)	$32	$(94)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.541%	EUR	43,900	$1,199	$(146)	$1,053	$0	$(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Airbus Group Finance BV	1.000	Quarterly	12/20/2025	0.471		40,500	(488)	1,485	997	6	0
AT&T, Inc.	1.000	Quarterly	03/20/2022	0.244		$6,300	13	0	13	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.411		8,300	105	(5)	100	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.471		5,600	53	37	90	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.540		300	4	2	6	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618		11,600	202	(4)	198	0	(4)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.679		2,400	34	4	38	0	0
Atlantia SpA	1.000	Quarterly	06/20/2026	0.939	EUR	3,600	(117)	130	13	2	0
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.277		$9,000	65	2	67	1	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.248	EUR	10,000	66	23	89	1	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.388		$1,800	5	1	6	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469		8,200	0	46	46	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593		32,300	119	87	206	0	(5)
Boeing Co.	1.000	Quarterly	12/20/2023	0.655		5,100	39	(2)	37	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974		2,800	(17)	21	4	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035		10,400	(50)	37	(13)	1	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.362		500	(5)	25	20	1	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	3.594		100	(5)	9	4	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.405	EUR	3,500	(38)	(55)	(93)	0	(4)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.504		13,900	(76)	(418)	(494)	0	(15)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.588		4,100	(59)	(123)	(182)	0	(4)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.448		$1,700	45	1	46	0	0
Delta Air Lines, Inc.	5.000	Quarterly	06/20/2022	0.731		5,400	185	(65)	120	2	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.013		3,400	(16)	15	(1)	0	0
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	0.902		700	(14)	17	3	0	(1)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.728		2,700	20	16	36	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2022	0.795		1,100	51	(4)	47	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299		1,750	(83)	108	25	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.400		3,500	(61)	124	63	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614		21,800	151	225	376	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675		11,600	138	48	186	3	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975		13,300	2,642	(61)	2,581	19	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.986		800	(20)	21	1	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	1.076		1,000	(3)	0	(3)	0	0
Kraft Heinz Foods Co.	1.000	Quarterly	12/20/2026	0.771		5,000	55	2	57	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2026	0.823		4,100	846	(15)	831	7	0
MGM Resorts International	5.000	Quarterly	06/20/2026	2.224		2,600	364	(60)	304	1	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.319		2,000	14	0	14	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.214	EUR	4,000	(20)	(7)	(27)	7	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.481		10,600	(1,072)	850	(222)	16	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.612		6,300	(617)	429	(188)	5	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	1.716		13,400	(631)	112	(519)	19	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.617		1,800	25	11	36	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.947		2,000	0	9	9	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.889		2,100	5	13	18	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.539		$2,100	48	(5)	43	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582		20,900	492	(62)	430	2	0

							$3,593	$2,878	$6,471	$100	$(40)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly		12/20/2022		$940	$(35)	$35	$0	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly		12/20/2023		2,256	(104)	93	(11)	0	0
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		8,366	(262)	225	(37)	0	0
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		3,255	(129)	108	(21)	1	0
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		10,000	(320)	(114)	(434)	2	0
CDX.EM-35 5-Year Index	1.000	Quarterly		06/20/2026		100	(3)	0	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		138,900	(5,518)	(35)	(5,553)	23	0
CDX.HY-35 5-Year Index	5.000	Quarterly		12/20/2025		400	32	4	36	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		85,700	7,442	501	7,943	145	0
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		395,300	36,341	808	37,149	714	0
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		22,500	501	57	558	10	0
iTraxx Asia Ex-Japan 36 5-Year Index	1.000	Quarterly		12/20/2026		45,900	179	298	477	11	0

							$38,124	$1,980	$40,104	$907	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	3,200	$(25)	$113	$88	$0	$(23)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		9,800	366	573	939	0	(149)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		8,200	(144)	385	241	0	(210)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		141,400	1,635	2,387	4,022	0	(3,672)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	15,720,000	0	(17)	(17)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022		19,770,000	0	(21)	(21)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	360	711	1,071	179	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		15,720,000	161	622	783	154	0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	1,900	0	5	5	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		1,600	0	4	4	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		7,900	0	21	21	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		30,600	0	84	84	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		2,800	0	8	8	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		9,800	0	26	26	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		24,900	0	67	67	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		37,600	0	100	100	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		8,000	0	21	21	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		11,700	0	31	31	0	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		182,200	2	(416)	(414)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		45,400	(67)	125	58	0	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		249,600	0	(361)	(361)	0	0
Pay	1-Year BRL-CDI	4.900	Maturity	01/03/2022		4,468,400	177	(3,902)	(3,725)	0	(2)
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		78,100	2	(154)	(152)	0	(1)
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	(116)	(116)	0	(1)
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	(37)	(37)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		258,700	(48)	(1,804)	(1,852)	0	(4)
Receive	3-Month USD-LIBOR	0.200	Semi-Annual	12/07/2022		$44,900	(23)	145	122	0	(1)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2023		55,600	(194)	840	646	10	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		2,800	(60)	74	14	0	(1)
Pay(6)	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		29,100	(65)	93	28	13	0
Receive(6)	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		70,200	0	95	95	0	(33)
Receive(6)	3-Month USD-LIBOR	0.850	Semi-Annual	02/01/2027		40,100	(138)	1,189	1,051	0	(19)
Receive(6)	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		56,300	0	112	112	0	(26)
Receive(6)	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		53,300	0	(124)	(124)	0	(24)
Receive(6)	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		39,800	0	(22)	(22)	0	(18)
Receive(6)	3-Month USD-LIBOR	1.350	Semi-Annual	05/18/2027		1,198,200	(3,226)	10,081	6,855	0	(642)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		8,200	(17)	108	91	0	(6)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		164,248	(9,153)	(529)	(9,682)	92	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		6,600	0	1	1	0	(4)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		27,000	0	(51)	(51)	0	(18)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		8,303	0	7	7	0	(6)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		14,100	(28)	(106)	(134)	9	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		42,271	816	(711)	105	25	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		16,900	(40)	141	101	0	(10)
Receive(6)	3-Month USD-LIBOR	1.100	Semi-Annual	02/01/2029		76,600	(376)	2,404	2,028	0	(46)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		93,822	(8,380)	1,549	(6,831)	33	0
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		13,400	(60)	91	31	0	(7)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		6,800	(16)	97	81	0	(4)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		10,200	(23)	155	132	0	(5)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		16,700	(82)	269	187	0	(7)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		10,800	(31)	(11)	(42)	5	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		10,900	(26)	16	(10)	6	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		8,000	(23)	13	(10)	4	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		8,000	(22)	18	(4)	4	0
Receive(6)	3-Month USD-LIBOR	1.350	Semi-Annual	02/01/2032		18,800	(118)	562	444	0	(8)
Receive(6)	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		636,600	(16,692)	1,178	(15,514)	0	(430)
Pay	3-Month USD-LIBOR	1.317	Semi-Annual	12/16/2050		2,900	(57)	(224)	(281)	13	0
Pay	3-Month USD-LIBOR	1.485	Semi-Annual	01/13/2051		6,800	(51)	(311)	(362)	28	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051		61,800	(309)	(1,567)	(1,876)	261	0
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		7,300	(82)	(298)	(380)	31	0
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	01/22/2051		17,700	(204)	(948)	(1,152)	74	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		45,400	0	2,856	2,856	0	(212)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		189,000	0	(2,801)	(2,801)	906	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		8,400	(114)	(43)	(157)	0	(37)
Receive(6)	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		190,500	(1,674)	3,431	1,757	0	(810)
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	(34)	(40)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(13)	(15)	0	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		33,300	0	(86)	(86)	3	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		118,300	(30)	(279)	(309)	9	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		86,000	(20)	(201)	(221)	7	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		54,800	0	(129)	(129)	5	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		2,400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	183	183	8	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	378	464	0	(29)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	2,804	4,428	0	(237)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	2,400	0	9	9	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		2,300	0	20	20	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	9	9	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	86	197	5	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	25	25	1	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	16	16	1	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	10	10	1	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	35	75	2	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		98,200	(1,884)	2,925	1,041	93	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	291	1,257	12	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	110	(19)	3	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022		15,720,000	0	(57)	(57)	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022		19,770,000	0	(55)	(55)	0	(1)
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	(1)	1	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022		44,500	1	11	12	0	0
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022		4,500	0	1	1	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022		11,200	0	3	3	0	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022		11,500	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	0	17	0	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	17	10	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	3	2	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		306,500	0	(442)	(442)	0	0
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		612,800	0	(866)	(866)	0	(1)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		2,590,900	47	(3,664)	(3,617)	0	(3)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		370,100	0	(515)	(515)	0	0
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		306,500	0	(425)	(425)	0	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		1,958,700	(13)	(2,799)	(2,812)	0	(2)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		5,800	0	(20)	(20)	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025		1,900	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025		4,800	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	(17)	(17)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	6	(7)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	14	(16)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(4)	7	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(2)	4	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(3)	4	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	(40)	(40)	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	8	(9)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	8	(2)	0	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	(16)	(26)	0	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	13	8	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	9	9	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	3	(3)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	(1)	2	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	1	(43)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	(59)	(37)	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(369)	(375)	71	0
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(311)	(283)	66	0
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(362)	(524)	129	0
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(410)	(453)	95	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(410)	(480)	185	0

							$(37,586)	$11,635	$(25,951)	$2,543	$(6,714)

Total Swap Agreements							$4,005	$16,525	$20,530	$3,550	$(6,754)

(o)

Securities with an aggregate market value of $208,408 and cash of $34,615 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		PEN	9,604		$2,324		$0		$(81)
		01/2022			$1,150		AUD	1,613	24		0
		01/2022			1,148		CNY	7,396	14		0
		01/2022			2,069		GBP	1,567	52		0
		01/2022			6,432		RUB	477,911	0		(74)
		02/2022		MXN	28,222		$1,366		0		(1)
		02/2022			$16,764		CAD	20,994	0		(168)
		02/2022			4,067		INR	309,150	67		0
		02/2022			725		MXN	15,154	9		0
		02/2022		ZAR	28,557		$1,932		153		0
		03/2022		MXN	159,528		7,662		0		(29)
		06/2022		PEN	14,733		3,529		0		(120)
		07/2022			$2,970		PEN	11,933	0		(20)
		11/2022		PEN	30,192		$7,301		0		(86)
		11/2022		ZAR	50,089		3,155		138		0
BPS		01/2022		BRL	897,600		162,567		1,535		(117)
		01/2022		CLP	7,019,316		8,324		96		0
		01/2022		EUR	23,936		27,067		0		(184)
		01/2022		GBP	10,066		13,513		0		(112)
		01/2022			$158,856		BRL	897,600	2,293		0
		01/2022			2,428		EUR	2,147	16		0
		01/2022			4,681		GBP	3,524	88		0
		01/2022			10,127		IDR	146,736,349	181		0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

	01/2022		5,278	RUB	391,708	0	(67)
	02/2022	GBP	267,845		$362,759	239	0
	02/2022		$7,190	INR	543,809	81	0
	02/2022		19,919	NOK	173,410	0	(244)
	02/2022		4,508	ZAR	72,098	0	(12)
	03/2022		8,264	CLP	7,019,316	0	(115)
	03/2022	ZAR	331,680		$21,672	1,073	0
	04/2022	BRL	670,100		115,682	116	(2,002)
	05/2022	ZAR	74,803		4,731	123	0
	07/2022	BRL	62,700		10,929	224	0
	08/2022	ZAR	304,185		19,051	531	0
	11/2022		137,240		8,548	283	0
BRC	01/2022		$8,556	GBP	6,455	181	0
	02/2022		2,460	ZAR	36,012	0	(214)
	11/2022	ZAR	59,540		$3,710	124	0
BSH	01/2022	BRL	75,000		13,036	0	(429)
	01/2022		$13,440	BRL	75,000	25	0
	07/2022	BRL	566,400		$101,844	5,132	0
	10/2022		523,200		91,251	4,333	0
CBK	01/2022	PEN	33,842		8,305	0	(169)
	01/2022		$11,357	PEN	46,337	246	0
	01/2022		12,789	RUB	952,249	1	(121)
	02/2022	ILS	41,020		$13,065	0	(131)
	02/2022	PEN	878		216	0	(4)
	02/2022		$129	ZAR	2,006	0	(3)
	02/2022	ZAR	17,924		$1,159	42	0
	03/2022		$3,004	PEN	12,460	104	0
	03/2022		8,270	RUB	623,117	0	(58)
	04/2022	ILS	25,409		$8,109	0	(72)
	04/2022	PEN	17,519		4,352	0	(7)
	04/2022		$26	INR	2,018	1	0
	04/2022		54,980	MXN	1,193,105	2,194	0
	05/2022	ZAR	57,851		$3,566	1	0
	08/2022	PEN	19,425		4,804	7	0
	12/2022	ILS	106,417		34,199	11	(331)
	12/2022	PEN	46,337		11,048	0	(268)
DUB	01/2022		$3,362	CNH	21,505	17	0
	01/2022		229	RUB	17,191	0	0
	02/2022		6,790	INR	515,560	103	0
	02/2022		18,748	RUB	1,401,897	0	(155)
GLM	01/2022	BRL	220,000		$38,062	0	(1,435)
	01/2022	GBP	7,743		10,335	0	(146)
	01/2022	PEN	2,891		697	0	(27)
	01/2022		$39,423	BRL	220,000	74	0
	01/2022		5,532	EUR	4,876	20	0
	01/2022		4,795	GBP	3,557	19	0
	01/2022		1,160	PEN	4,791	39	0
	01/2022		4,281	RUB	311,828	0	(132)
	02/2022	CAD	4,663		$3,862	176	0
	02/2022	SEK	915		104	3	0
	02/2022		$1,797	RUB	133,177	0	(31)
	03/2022		33,010	MXN	686,086	65	0
	03/2022		2,295	RUB	173,456	0	(9)
	03/2022	ZAR	67,679		$4,419	216	0
	04/2022		$2,307	INR	181,654	96	0
	10/2022	BRL	700,200		$118,498	2,176	0
	11/2022	ZAR	53,040		3,304	110	0
HUS	01/2022	CNH	99,092		15,403	0	(170)
	01/2022		$1,208	EUR	1,065	5	0
	01/2022		8,975	GBP	6,749	160	0
	01/2022		23,139	IDR	335,868,160	457	0
	02/2022		2,746	RUB	199,045	0	(107)
	02/2022	ZAR	6,637		$459	45	0
	03/2022		$5,594	RUB	421,274	0	(43)
IND	02/2022	ZAR	218,740		$14,164	524	0
JPM	01/2022	BRL	51,600		9,027	0	(237)
	01/2022	CNH	139,250		21,736	0	(147)
	01/2022		$9,246	BRL	51,600	17	0
	01/2022		4,234	CNY	27,278	53	0
	01/2022		10,181	EUR	8,999	65	0
	01/2022		1,968	IDR	28,362,906	25	0
	01/2022		593	RUB	43,986	0	(8)
	02/2022		16,444	INR	1,245,238	205	0
	02/2022	ZAR	6,464		$423	20	0
	04/2022	BRL	61,324		10,852	93	0
	07/2022		60,400		10,991	678	0
	10/2022		49,300		8,509	319	0
	12/2022	ILS	12,603		4,086	0	(1)
MYI	01/2022	AUD	4,818		3,478	0	(27)
	01/2022	BRL	563,116		100,908	0	(190)
	01/2022		$100,058	BRL	563,116	1,040	0
	01/2022		1,577	GBP	1,180	20	0
	01/2022		5,322	IDR	77,268,266	106	0
	02/2022	CHF	3,171		$3,456	0	(29)
	04/2022	INR	153,187		1,944	0	(82)
RBC	02/2022		$911	MXN	18,836	2	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

RYL	02/2022	ZAR	47,552	$3,088	123	0
SCX	01/2022	CNH	54,488	8,475	0	(87)
01/2022	GBP	267,845	354,664	0	(7,878)
01/2022	JPY	217,512	1,917	26	0
01/2022	$3,172	CNY	20,302	19	0
02/2022	JPY	217,537	$1,889	0	(2)
SSB	01/2022	BRL	563,116	98,922	0	(2,176)
01/2022	$8,900	CLP	7,019,316	0	(671)
02/2022	98,256	BRL	563,116	2,154	0
02/2022	5,058	CLP	4,015,381	0	(375)
02/2022	ZAR	4,994	$320	9	0
TOR	01/2022	AUD	1,117	800	0	(13)
01/2022	EUR	654,549	737,849	0	(7,354)
02/2022	661,398	752,572	0	(867)
02/2022	ZAR	10,282	672	30	0
03/2022	$379	MXN	8,031	8	0
03/2022	ZAR	67,679	$4,417	213	0
UAG	01/2022	$834	RUB	60,514	0	(29)
03/2022	6,982	527,966	0	(24)
11/2022	ZAR	117,266	$7,474	412	0

Total Forward Foreign Currency Contracts	$29,680	$(27,691)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.988%	02/07/2022	14,500	$91	$16
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.008	02/07/2022	24,400	111	26
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.048	02/07/2022	24,400	155	20

$357	$62

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	$101.527	02/07/2022	96,500	$694	$399
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.500	02/07/2022	30,500	210	124
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.102	03/07/2022	58,700	422	281
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.938	02/07/2022	46,500	394	333
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.078	02/07/2022	92,000	719	746
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.438	02/07/2022	30,500	214	118
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.156	03/07/2022	9,500	91	48
Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.301	03/07/2022	23,000	154	131
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.789	01/06/2022	20,600	129	52
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.781	02/07/2022	24,900	206	154
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.469	02/07/2022	27,500	198	109
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.410	03/07/2022	23,100	126	132
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.492	03/07/2022	29,600	194	178
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.516	03/07/2022	9,500	74	58

$3,825	$2,863

Total Purchased Options	$4,182	$2,925

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	4,900	$(23)	$(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	44,200	(51)	(9)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	65,000	(79)	(40)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	16,800	(23)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	26,000	(40)	(9)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	28,600	(39)	(20)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	129,300	(149)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	26,800	(30)	(7)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	64,000	(82)	(39)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	20,800	(119)	(7)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	12,100	(94)	(13)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	18,800	(121)	(16)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	18,700	(87)	(37)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	28,500	(39)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	16,800	(24)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	9,600	(9)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	52,000	(63)	(18)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	35,900	(39)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	27,000	(32)	(6)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	4,400	(20)	(1)
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	6,100	(24)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	44,700	(52)	(2)
GST	Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	28,300	(32)	(7)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	33,100	(36)	(23)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	30,500	(51)	(19)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	28,300	(35)	(8)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	32,000	(48)	(20)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	31,700	(41)	(17)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	58,400	(72)	(20)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	61,400	(78)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	30,200	(38)	(7)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	29,000	(55)	(18)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	36,500	(47)	(20)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	46,300	(72)	(33)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	34,100	(40)	(21)

$(1,884)	$(458)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	19,880	$(199)	$(176)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	11,000	$(37)	$(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	11,000	(37)	(49)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	2,200	(19)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	2,200	(19)	(21)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	01/14/2022	20,500	(52)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.425	01/14/2022	20,500	(52)	(43)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	2,398,100	(4,777)	(2,426)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	2,398,100	(4,777)	(6,120)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	6,600	(15)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	6,600	(15)	(23)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	11,000	(28)	(16)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	11,000	(28)	(22)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	8,900	(28)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	8,900	(28)	(8)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.567	01/24/2022	2,200	(20)	(11)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.867	01/24/2022	2,200	(20)	(15)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	11,000	(18)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	11,000	(18)	(26)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/18/2022	9,100	(21)	(9)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/18/2022	9,100	(21)	(13)
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.688	02/01/2022	34,400	(56)	(9)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.088	02/01/2022	34,400	(55)	(34)

$(10,141)	$(8,869)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	6,000	$(30)	$(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	6,000	(17)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.781	01/06/2022	23,000	(38)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.234	01/06/2022	30,000	(45)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.285	02/07/2022	28,500	(87)	(66)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	24,000	(84)	(55)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	10,000	(28)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	16,500	(50)	(33)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	31,000	(75)	(32)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	96,500	(384)	(210)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	96,500	(498)	(286)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	20,100	(28)	(41)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	11,500	(31)	(27)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	12,000	(67)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	12,000	(67)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	19,000	(91)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	12,000	(45)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	12,000	(45)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	19,000	(59)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	12,500	(47)	(27)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	30,500	(133)	(65)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	30,500	(152)	(89)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	5,600	(6)	(3)
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.102	03/07/2022	58,700	(220)	(92)
Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.602	03/07/2022	58,700	(312)	(169)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	10,000	(27)	(22)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	10,000	(23)	(19)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	10,500	(47)	(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	5,500	(15)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.266	01/06/2022	23,000	(33)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.938	02/07/2022	46,500	(222)	(114)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	12,500	(55)	(32)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.078	02/07/2022	92,000	(410)	(266)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.438	02/07/2022	46,500	(280)	(202)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.578	02/07/2022	92,000	(532)	(464)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	6,000	(22)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	12,400	(47)	(34)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	12,500	(33)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	12,500	(43)	(35)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	12,500	(25)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	30,500	(126)	(63)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	30,500	(157)	(85)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	7,000	(12)	(29)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	13,400	(15)	(7)
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.156	03/07/2022	9,500	(54)	(16)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.301	03/07/2022	23,000	(77)	(47)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.656	03/07/2022	9,500	(69)	(29)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.801	03/07/2022	23,000	(106)	(82)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	13,000	(35)	(32)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	10,500	(29)	(23)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	12,800	(26)	(28)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	10,500	(29)	(23)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	11,000	(24)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	18,000	(90)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	12,000	(56)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	32,600	(113)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.289	01/06/2022	20,600	(97)	(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	18,000	(67)	(38)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	13,000	(59)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	6,000	(18)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	12,000	(34)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	12,000	(19)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	12,000	(30)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	12,000	(23)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.781	02/07/2022	24,900	(113)	(50)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.281	02/07/2022	24,900	(144)	(91)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	7,500	(30)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	12,000	(39)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	6,400	(26)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	7,000	(19)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	7,500	(24)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	3,000	(8)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	11,100	(28)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	5,000	(15)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	12,000	(37)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	5,000	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	12,000	(22)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	27,500	(101)	(58)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	4,500	(15)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	27,500	(133)	(78)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.410	03/07/2022	23,100	(58)	(78)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.492	03/07/2022	29,600	(92)	(104)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.516	03/07/2022	9,500	(42)	(34)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	8,700	(26)	(32)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	21,900	(67)	(88)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.910	03/07/2022	23,100	(83)	(101)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.992	03/07/2022	29,600	(129)	(135)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.016	03/07/2022	9,500	(54)	(44)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052			103.711	03/07/2022			8,000	(9)		(5)

									$(7,140)		$(4,100)

Total Written Options									$(19,364)		$(13,603)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.466%	EUR	100	$2	$(3)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	12/20/2023	0.328%		$1,200	$(15)	$31	$16	$0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.926		400	(19)	20	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	5.836		1,380	(120)	(57)	0	(177)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383		1,600	(28)	11	0	(17)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886		5,700	(194)	(19)	0	(213)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316		200	(2)	1	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446		600	2	(10)	0	(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.292		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422		2,000	(32)	61	29	0
DUB	Turkey Government International Bond	1.000	Quarterly	06/20/2022	5.544		1,000	(13)	(8)	0	(21)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246		200	(6)	5	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383		1,900	(30)	10	0	(20)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886		11,700	(397)	(40)	0	(437)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120		1,000	(15)	13	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328		3,600	(74)	123	49	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483		2,200	(18)	53	35	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	0.745		1,400	(124)	126	2	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.966		6,400	39	(30)	9	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.169		3,500	(149)	136	0	(13)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.038		500	(16)	16	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246		4,800	(140)	113	0	(27)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328		6,900	(101)	195	94	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328		5,000	(99)	167	68	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812		900	(7)	15	8	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.886		30,500	(1,040)	(98)	0	(1,138)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483		1,700	(9)	36	27	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.686		200	(3)	6	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913		10,000	20	26	46	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	5.915		100	(16)	5	0	(11)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.785		11,900	(335)	377	42	0

								$(2,942)	$1,286	$430	$(2,086)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,600	$89	$(48)	$41	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	172	45	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	(9)	17	8	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	692	354	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	17,200	91	42	133	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	414,500	731	987	1,718	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,849	10	(7)	3	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,192	(457)	556	99	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	3,400	(25)	46	21	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	108	29	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	62	35	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	72,100	(253)	703	450	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	187,700	205	573	778	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,196	(203)	245	42	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	7	94	101	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	84,400	(83)	735	652	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	155,100	(503)	1,470	967	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	100,000	94	320	414	0

$(877)	$6,767	$5,890	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	100,500	$0	$77	$77	$0
Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025	26,415	0	32	32	0
BOA	Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027	$312,000	0	891	891	0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	CNY	19,000	0	54	54	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	19,700	0	56	56	0
GLM	Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027	$213,100	(48)	620	572	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027	132,800	(12)	250	238	0
MYC	Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027	225,200	(46)	458	412	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	CNY	20,000	0	55	55	0

$(106)	$2,493	$2,387	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	$5,500	$(1)	$116	$115	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	3,700	(1)	48	47	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	5,700	(2)	105	103	0
Receive	iBoxx USD Liquid High Yield Index	N/A	0.214% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	8,200	(2)	101	99	0

$(6)	$370	$364	$0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	129,050	(1.730)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$11,255	$0	$(32)	$0	$(32)
Receive	iShares iBoxx High Yield Corporate Bond ETF	64,525	(1.749)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	5,602	0	19	19	0

$0	$(13)	$19	$(32)

Total Swap Agreements	$(3,929)	$10,900	$9,090	$(2,119)

(q)

Securities with an aggregate market value of $19,052 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$880,060	$35,147	$915,207
Corporate Bonds & Notes
Banking & Finance	0	1,164,968	775	1,165,743
Industrials	0	1,696,640	29,053	1,725,693
Utilities	0	495,556	0	495,556
Convertible Bonds & Notes
Banking & Finance	0	17,679	0	17,679
Industrials	0	4,230	0	4,230
Municipal Bonds & Notes
California	0	1,297	0	1,297
Illinois	0	239	0	239
Puerto Rico	0	947	0	947
Texas	0	459	0	459
U.S. Government Agencies	0	2,242,638	0	2,242,638
U.S. Treasury Obligations	0	794,659	0	794,659
Non-Agency Mortgage-Backed Securities	0	1,464,106	4,976	1,469,082
Asset-Backed Securities	0	1,018,646	30,959	1,049,605
Sovereign Issues	0	883,297	0	883,297
Common Stocks
Communication Services	17,091	0	7,161	24,252
Consumer Discretionary	2	0	0	2
Energy	8,807	0	0	8,807
Financials	3,827	0	0	3,827
Industrials	0	743	16,227	16,970
Materials	0	0	2,160	2,160
Real Estate	0	0	155	155
Warrants
Information Technology	0	0	136	136

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Preferred Securities
Banking & Finance	0	50,764	0	50,764
Industrials	0	5,645	1,784	7,429
Utilities	0	0	48,698	48,698
Real Estate Investment Trusts
Real Estate	61	0	0	61
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	185,869	0	185,869
Short-Term Notes	0	12,125	0	12,125
Argentina Treasury Bills	0	6,937	0	6,937
Israel Treasury Bills	0	59,628	0	59,628
U.S. Treasury Bills	0	63,238	0	63,238
U.S. Treasury Cash Management Bills	0	79,992	0	79,992

$29,788	$11,130,362	$177,231	$11,337,381
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$992,039	$0	$0	$992,039

Total Investments	$1,021,827	$11,130,362	$177,231	$12,329,420

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(910,835)	$0	$(910,835)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	3,597	0	3,650
Over the counter	0	41,695	0	41,695

$53	$45,292	$0	$45,345
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(301)	(7,643)	0	(7,944)
Over the counter	0	(43,413)	0	(43,413)

$(301)	$(51,056)	$0	$(51,357)

Total Financial Derivative Instruments	$(248)	$(5,764)	$0	$(6,012)

Totals	$1,021,579	$10,213,763	$177,231	$11,412,573

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$598	$35,073	$(334)	$1	$0	$(113)	$0	$(78)	$35,147	$(26)
Corporate Bonds & Notes
Banking & Finance	759	0	0	0	0	16	0	0	775	16
Industrials	1,905	27,287	(100)	0	0	(39)	0	0	29,053	(29)
Non-Agency Mortgage-Backed Securities	0	5,100	(101)	0	0	(23)	0	0	4,976	(23)
Asset-Backed Securities	898	30,100	(25)	0	0	(14)	0	0	30,959	(17)
Common Stocks
Communication Services	6,177	0	0	0	0	984	0	0	7,161	984
Energy(2)	4,421	1,265	0	0	0	2,407	0	(8,093)	0	0
Financials	996	0	(1,058)	0	0	62	0	0	0	0
Industrials	13,075	0	(1,265)	0	0	5,159	0	(742)	16,227	5,037
Materials(3)	2,086	0	0	0	0	74	0	0	2,160	74
Real Estate	0	394	0	0	0	(239)	0	0	155	(239)
Warrants
Financials	0	141	0	0	0	(141)	0	0	0	0
Information Technology(4)	104	0	0	0	0	32	0	0	136	32
Preferred Securities
Industrials	0	1,883	0	0	0	(99)	0	0	1,784	(99)
Utilities	49,804	765	(383)	0	0	(1,488)	0	0	48,698	(1,488)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2021 (Unaudited)

Totals	$80,823	$102,008	$(3,266)	$1	$0	$6,578	$0	$(8,913)	$177,231	$4,222

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$35,054	Proxy Pricing	Base Price	100.000	—
93	Third Party Vendor	Broker Quote	59.500	—
Corporate Bonds & Notes
Banking & Finance	775	Other Valuation Techniques(5)	—	—	—
Industrials	1,793	Other Valuation Techniques(5)	—	—	—
27,260	Proxy Pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	4,976	Proxy Pricing	Base Price	100.000	—
Asset-Backed Securities	944	Other Valuation Techniques(5)	—	—	—
30,015	Proxy Pricing	Base Price	100.000	—
Common Stocks
Communication Services	7,161	Other Valuation Techniques(5)	—	—	—
Industrials	16,227	Discounted Cash Flow	Discount Rate	$10.750	—
Materials	2,160	Comparable Companies	EBITDA Multiple	X	9.900	—
Real Estate	155	Discounted Cash Flow	Recovery Value	$0.692	—
Warrants
Information Technology	136	Comparable Multiple	EBITDA Multiple	X	4.375	—
Preferred Securities
Industrials	1,784	Discounted Cash Flow/Comparable Multiple	Discount Rate/BV Multiple	%/X	19.850/0.290	—
Utilities	48,698	Current Value Model	Purchase Price	$27.048	—

Total	$177,231

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Industrials to Energy since prior fiscal year end.
(3)	Sector type updated from Financials to Materials since prior fiscal year end.
(4)	Security type updated from Rights to Warrants since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Moderate Duration Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.8% ¤
CORPORATE BONDS & NOTES 36.1%
BANKING & FINANCE 17.7%
American International Group, Inc. 3.750% due 07/10/2025		$1,400	$1,499
American Tower Corp. 3.375% due 05/15/2024		4,400	4,597
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	106
3.200% due 01/15/2028		2,200	2,356
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	3,484
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		956	929
Bank of America Corp.
0.412% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	3,300	3,823
0.970% (US0003M + 0.790%) due 03/05/2024 ~		$4,700	4,724
0.981% due 09/25/2025 •		3,400	3,361
1.197% due 10/24/2026 •		1,400	1,373
1.486% due 05/19/2024 •		4,300	4,333
1.658% due 03/11/2027 •		3,600	3,576
Barclays Bank PLC 7.625% due 11/21/2022 (e)		805	849
Barclays PLC
1.500% due 09/03/2023	EUR	3,100	3,628
1.586% (US0003M + 1.430%) due 02/15/2023 ~		$4,300	4,305
3.125% due 01/17/2024	GBP	700	977
4.610% due 02/15/2023 •		$4,300	4,319
BGC Partners, Inc. 5.375% due 07/24/2023		2,000	2,111
BNP Paribas S.A. 3.500% due 03/01/2023		3,500	3,607
Boston Properties LP 3.250% due 01/30/2031		2,600	2,727
Citigroup, Inc. 0.776% due 10/30/2024 •		4,400	4,376
Credit Agricole S.A. 1.907% due 06/16/2026 •		3,200	3,209
Credit Suisse Group AG 3.869% due 01/12/2029 •		3,500	3,750
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		3,900	3,985
Danske Bank A/S 5.000% due 01/12/2022		3,600	3,603
Deutsche Bank AG
0.550% due 11/08/2023 •		3,800	3,797
1.375% due 09/03/2026 •	EUR	3,000	3,514
3.950% due 02/27/2023		$800	825
3.961% due 11/26/2025 •		8,300	8,771
Digital Realty Trust LP 4.450% due 07/15/2028		3,200	3,610
Equinix, Inc.
1.550% due 03/15/2028		3,700	3,562
2.625% due 11/18/2024		3,800	3,918
First American Financial Corp. 4.000% due 05/15/2030		3,300	3,619
Ford Motor Credit Co. LLC
1.391% (US0003M + 1.235%) due 02/15/2023 ~		3,600	3,594
4.140% due 02/15/2023		3,600	3,690
Franklin Resources, Inc. 1.600% due 10/30/2030		4,500	4,256
GA Global Funding Trust
1.250% due 12/08/2023		4,500	4,499
1.950% due 09/15/2028		3,800	3,696
General Motors Financial Co., Inc.
0.000% due 03/26/2022 •	EUR	4,000	4,557
4.250% due 05/15/2023		$3,500	3,644
GLP Capital LP 5.250% due 06/01/2025		2,600	2,851
Goldman Sachs Group, Inc.
0.670% (SOFRRATE + 0.620%) due 12/06/2023 ~		3,900	3,902
0.914% (US0003M + 0.750%) due 02/23/2023 ~		2,000	2,009
1.217% due 12/06/2023		3,900	3,911

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

1.326% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,735
3.500% due 01/23/2025		1,600	1,688
Hana Bank 3.375% due 01/30/2022		3,600	3,607
ING Groep NV 1.214% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,343
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		3,100	3,078
Invitation Homes Operating Partnership LP 2.300% due 11/15/2028		4,000	3,960
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		4,300	4,291
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		4,000	4,019
1.014% (US0003M + 0.890%) due 07/23/2024 ~		800	808
Lloyds Banking Group PLC
1.458% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	3,260
4.000% due 03/07/2025		50	39
7.625% due 06/27/2023 •(d)(e)	GBP	400	580
Mitsubishi UFJ Financial Group, Inc. 1.640% due 10/13/2027 •		$4,000	3,950
Mizuho Financial Group, Inc. 1.111% (US0003M + 0.990%) due 07/10/2024 ~		2,800	2,825
Morgan Stanley 3.875% due 01/27/2026		425	460
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,503
Natwest Group PLC 2.500% due 03/22/2023	EUR	3,600	4,232
Nissan Motor Acceptance Co. LLC
0.830% (US0003M + 0.640%) due 03/08/2024 ~		$4,300	4,302
1.850% due 09/16/2026		3,800	3,711
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	4,101
NongHyup Bank 0.875% due 07/28/2024		4,000	3,963
NTT Finance Corp. 0.583% due 03/01/2024		4,300	4,252
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		336	360
Physicians Realty LP 4.300% due 03/15/2027		500	555
Raymond James Financial, Inc. 4.650% due 04/01/2030		1,900	2,205
Regency Centers LP 3.700% due 06/15/2030		3,700	4,054
RGA Global Funding 2.000% due 11/30/2026		3,900	3,916
Santander Holdings USA, Inc. 3.244% due 10/05/2026		4,200	4,387
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,148	2,183
Societe Generale S.A. 1.792% due 06/09/2027 •		3,700	3,623
Standard Chartered PLC
1.319% due 10/14/2023 •		3,600	3,604
1.822% due 11/23/2025 •		4,000	3,998
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		3,500	3,485
Sun Communities Operating LP 2.300% due 11/01/2028		3,900	3,898
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,366	2,401
UBS AG
5.125% due 05/15/2024 (e)		$5,800	6,218
7.625% due 08/17/2022 (e)		250	260
UniCredit SpA 7.830% due 12/04/2023		7,800	8,700
Wells Fargo & Co.
3.000% due 02/19/2025		1,500	1,567
3.550% due 09/29/2025		3,600	3,839

			272,792

INDUSTRIALS 13.8%
AbbVie, Inc. 2.600% due 11/21/2024		3,600	3,738
Anheuser-Busch InBev Worldwide, Inc. 3.500% due 06/01/2030		3,900	4,279
Bayer U.S. Finance LLC
3.875% due 12/15/2023		5,400	5,646
4.250% due 12/15/2025		4,100	4,439
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,527
BMW Finance NV 2.250% due 08/12/2022		3,800	3,841

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Boeing Co.
1.433% due 02/04/2024	3,500	3,496
1.950% due 02/01/2024	3,500	3,541
2.196% due 02/04/2026	3,600	3,602
Broadcom, Inc.
3.137% due 11/15/2035	4,331	4,361
3.187% due 11/15/2036	175	175
3.419% due 04/15/2033	3,759	3,945
4.110% due 09/15/2028	3,128	3,432
4.150% due 11/15/2030	3,225	3,580
Canadian Pacific Railway Co. 4.500% due 01/15/2022	2,950	2,954
CenterPoint Energy Resources Corp. 0.673% (US0003M + 0.500%) due 03/02/2023 ~	3,600	3,593
CGI, Inc. 1.450% due 09/14/2026	3,800	3,720
Charter Communications Operating LLC 4.464% due 07/23/2022	3,900	3,958
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	962	998
D.R. Horton, Inc. 4.750% due 02/15/2023	600	620
Daimler Finance North America LLC
0.750% due 03/01/2024	3,600	3,568
3.700% due 05/04/2023	2,650	2,746
Daimler Trucks Finance North America LLC
0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~	4,700	4,707
0.650% (SOFRRATE + 0.600%) due 12/14/2023 ~	4,000	4,004
0.800% (SOFRRATE + 0.750%) due 12/13/2024 ~	4,000	4,005
Dell International LLC 5.450% due 06/15/2023	1,627	1,717
Discovery Communications LLC 3.625% due 05/15/2030	4,100	4,388
Enbridge, Inc. 0.450% (SOFRRATE + 0.400%) due 02/17/2023 ~	3,600	3,601
Expedia Group, Inc. 6.250% due 05/01/2025	1,362	1,538
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	3,600	3,510
General Mills, Inc. 6.410% due 10/15/2022	3,800	3,972
Global Payments, Inc. 2.900% due 05/15/2030	3,500	3,567
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~	3,100	3,109
1.300% due 10/01/2023	3,100	3,101
Hyundai Capital America
0.800% due 01/08/2024	4,000	3,944
1.150% due 11/10/2022	3,600	3,610
Imperial Brands Finance PLC 3.125% due 07/26/2024	3,600	3,722
KLA Corp. 4.650% due 11/01/2024	3,200	3,471
Lennar Corp. 4.750% due 05/30/2025	3,200	3,504
Marriott International, Inc. 2.125% due 10/03/2022	3,800	3,834
NetApp, Inc. 1.875% due 06/22/2025	2,500	2,521
NXP BV 4.625% due 06/01/2023	4,100	4,292
PayPal Holdings, Inc. 2.650% due 10/01/2026	3,800	3,991
Penske Truck Leasing Co. LP 4.125% due 08/01/2023	2,000	2,088
Quanta Services, Inc. 0.950% due 10/01/2024	3,800	3,761
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	2,600	2,562
Renesas Electronics Corp. 1.543% due 11/26/2024	4,000	3,976
Roche Holdings, Inc. 1.930% due 12/13/2028	4,000	4,027
Ryder System, Inc. 2.875% due 06/01/2022	3,700	3,729
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	767
4.500% due 05/15/2030	3,700	4,177
Southern Co.
0.420% (SOFRRATE + 0.370%) due 05/10/2023 ~	3,900	3,892
1.750% due 03/15/2028	3,700	3,605
Suntory Holdings Ltd. 2.250% due 10/16/2024	4,300	4,386
T-Mobile USA, Inc. 1.500% due 02/15/2026	2,600	2,571

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV 6.000% due 04/15/2024	3,400	3,567
Toyota Motor Corp. 0.681% due 03/25/2024	3,200	3,182
United Airlines, Inc. 4.375% due 04/15/2026	3,400	3,550
Utah Acquisition Sub, Inc. 3.950% due 06/15/2026	4,300	4,641
VMware, Inc. 4.500% due 05/15/2025	1,700	1,853
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023	2,200	2,262
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	2,100	2,187
Wipro IT Services LLC 1.500% due 06/23/2026	4,450	4,354

		213,004

UTILITIES 4.6%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	1,974
Ameren Corp. 2.500% due 09/15/2024	2,100	2,158
AT&T, Inc. 4.350% due 03/01/2029	3,700	4,160
Atmos Energy Corp. 0.625% due 03/09/2023	2,600	2,591
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,600	3,597
Dominion Energy, Inc. 2.250% due 08/15/2031	4,000	3,911
Duke Energy Florida LLC 2.400% due 12/15/2031	4,000	4,053
Enel Finance International NV 1.375% due 07/12/2026	4,000	3,899
Entergy Corp. 1.900% due 06/15/2028	3,600	3,530
Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,900	3,085
NextEra Energy Capital Holdings, Inc. 0.430% (US0003M + 0.270%) due 02/22/2023 ~	4,300	4,294
Niagara Mohawk Power Corp. 2.721% due 11/28/2022	1,400	1,424
Pacific Gas & Electric Co.
1.367% due 03/10/2023	4,300	4,274
1.750% due 06/16/2022	2,900	2,900
3.150% due 01/01/2026	1,400	1,432
3.400% due 08/15/2024	1,300	1,345
3.500% due 06/15/2025	3,000	3,117
Rio Oil Finance Trust 9.250% due 07/06/2024	383	413
Shell International Finance BV 2.750% due 04/06/2030	3,700	3,869
Southern California Edison Co. 0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~	4,000	4,004
Tampa Electric Co. 2.600% due 09/15/2022	1,800	1,814
Verizon Communications, Inc. 2.355% due 03/15/2032	8,546	8,430

		70,274

Total Corporate Bonds & Notes (Cost $546,535)		556,070

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
Los Angeles Community College District, California General Obligation Notes, Series 2020 1.606% due 08/01/2028	3,700	3,687
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	1,000	989

Total Municipal Bonds & Notes (Cost $4,700)		4,676

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.147% due 07/25/2037 •	110	108
1.284% due 10/01/2044 •	12	13
1.508% due 03/01/2034 •	4	4
1.515% due 05/01/2037 •	5	5
1.841% due 10/01/2037 •	2	2
2.013% due 02/01/2035 •	8	9
2.024% due 05/01/2038 •	754	793
2.045% due 06/01/2036 •	6	6

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

2.075% due 02/01/2037 •	2	2
2.090% due 06/01/2035 •	293	308
2.251% due 01/25/2031 ~(a)	20,900	2,725
2.310% due 08/01/2022	191	191
5.000% due 01/01/2027 •	1	1
5.038% due 12/25/2042 ~	76	81
6.500% due 03/01/2029 - 06/25/2044	13,134	14,982
7.000% due 09/01/2031	2	2
7.500% due 07/25/2041	3	3
8.000% due 12/15/2024	1	1
Freddie Mac
0.610% due 10/15/2040 •	1,112	1,126
0.710% due 12/15/2037 •	56	57
0.800% due 10/28/2026	14,800	14,402
2.204% due 05/01/2037 •	6	6
3.148% due 05/01/2035 •	16	18
4.000% due 10/01/2047	142	152
4.500% due 11/01/2029 - 07/01/2033	1,086	1,175
5.000% due 10/01/2033	26	29
5.500% due 12/01/2033 - 07/01/2038	172	197
6.000% due 10/01/2022 - 11/01/2037	72	83
6.500% due 10/01/2036 - 07/25/2043	16	19
7.000% due 01/01/2033	4	4
8.500% due 04/15/2025	17	18
Ginnie Mae
0.531% due 04/20/2065 •	1,654	1,657
0.681% due 08/20/2065 •	2,388	2,404
1.031% due 06/20/2067 •	1,804	1,816
1.625% due 07/20/2034 •	12	13
1.875% due 06/20/2032 •	1	1
2.000% due 03/20/2028 •	31	32
2.125% due 11/20/2025 ~	1	1
2.625% due 11/20/2034 •	1	1
3.500% due 10/15/2047	563	589
4.000% due 06/20/2048	2,283	2,508
4.500% due 08/20/2048	1,412	1,496
5.000% due 11/20/2049	469	502
5.750% due 08/20/2037	19	21
6.500% due 01/20/2034 - 08/20/2034	8	10
7.000% due 07/15/2031 - 12/15/2032	7	8
Small Business Administration
4.340% due 03/01/2024	2	2
4.750% due 07/01/2025	671	694
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	1,116	1,197
4.000% due 03/01/2029 - 05/01/2048	2,372	2,540
4.500% due 05/01/2023 - 02/01/2038	201	213
5.000% due 07/01/2029 - 04/01/2039	625	701
5.500% due 09/01/2024 - 07/01/2041	3,884	4,400
6.000% due 11/01/2022 - 10/01/2040	283	323
7.500% due 01/01/2031 - 08/01/2032	2	2
8.000% due 08/01/2031	1	1

Total U.S. Government Agencies (Cost $55,587)		57,654

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
1.250% due 05/15/2050	5,600	4,758
1.375% due 11/15/2040	32,000	29,173
1.375% due 08/15/2050	9,300	8,150
1.875% due 02/15/2041	4,000	3,960
U.S. Treasury Notes
0.875% due 11/15/2030	8,400	7,988
1.125% due 02/15/2031	7,300	7,087
1.750% due 09/30/2022 (i)	1,402	1,417
1.750% due 06/30/2024 (i)	9,000	9,197
1.875% due 07/31/2022 (i)	8,227	8,304
2.000% due 07/31/2022 (i)	1,200	1,212
2.000% due 11/30/2022	315	320

Total U.S. Treasury Obligations (Cost $85,949)		81,566

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust 2.619% due 10/25/2035 ^~	15	15
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •	41	42
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	4,000	4,007
Banc of America Funding Trust
0.344% due 05/20/2035 •	628	631
2.603% due 02/20/2036 ~	68	69
2.787% due 05/25/2035 ~	1,205	1,245
Banc of America Mortgage Trust 2.559% due 02/25/2034 ~	17	17

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

BANK 3.071% due 08/15/2061		3,000	3,190
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 02/25/2033 ~		4	4
2.500% due 04/25/2033 ~		3	3
2.668% due 01/25/2035 ~		15	16
2.811% due 10/25/2036 ^~		250	246
2.835% due 02/25/2033 ~		6	6
2.846% due 02/25/2034 ~		15	15
3.177% due 07/25/2034 ~		14	13
Bear Stearns ALT-A Trust
0.642% due 08/25/2035 •		88	88
2.169% due 10/25/2033 ~		4	4
2.459% due 10/25/2035 ^~		1,116	1,062
2.603% due 05/25/2035 ~		488	492
2.868% due 09/25/2035 ^~		203	153
BPCRE Ltd. 0.959% due 02/15/2037 •		1,488	1,487
Chase Mortgage Finance Trust
2.546% due 02/25/2037 ~		59	60
3.135% due 03/25/2037 ^~		286	291
Citigroup Mortgage Loan Trust 2.343% due 03/25/2034 ~		15	15
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •		580	608
CitiMortgage Alternative Loan Trust 0.752% due 12/25/2036 •		1,269	1,069
Countrywide Alternative Loan Trust
0.642% due 08/25/2035 •		2,207	1,473
1.082% due 12/25/2035 •		28	25
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •		25	25
2.241% due 03/25/2034 ~		317	322
2.510% due 02/20/2035 ~		62	63
2.673% due 11/25/2034 ~		194	196
Credit Suisse First Boston Mortgage Securities Corp. 0.593% due 03/25/2032 ~		9	9
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •	GBP	875	1,164
Eurosail PLC
0.245% due 03/13/2045 •		1,836	2,458
0.258% due 12/15/2044 •		35	47
Extended Stay America Trust 1.190% due 07/15/2038 •		$3,979	3,991
GSR Mortgage Loan Trust
2.749% due 09/25/2035 ~		18	18
2.851% due 09/25/2035 ~		264	270
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	12,510	16,984
IndyMac Adjustable Rate Mortgage Trust 1.659% due 01/25/2032 ~		$13	13
IndyMac INDX Mortgage Loan Trust 0.352% due 02/25/2037 •		5,868	4,667
J.P. Morgan Chase Commercial Mortgage Securities Trust 1.225% due 11/15/2038 •		4,000	3,995
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		3,266	3,241
JP Morgan Mortgage Trust 1.602% due 02/25/2034 ~		12	11
Legacy Mortgage Asset Trust 2.882% due 10/25/2059 þ		3,256	3,269
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •		3,063	3,043
LUXE Commercial Mortgage Trust
1.090% due 11/15/2026 •		4,000	4,003
1.160% due 10/15/2038 •		4,000	4,005
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		95	91
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.970% due 08/15/2032 •		37	36
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		3,438	3,436
Morgan Stanley Mortgage Loan Trust 1.976% due 06/25/2036 ~		46	48
MortgageIT Trust 0.662% due 10/25/2035 •		186	187
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •		4,000	3,988
One New York Plaza Trust 1.060% due 01/15/2036 •		3,000	2,998
PFP Ltd. 0.960% due 04/14/2038 •		3,600	3,603
Prime Mortgage Trust 0.502% due 02/25/2034 •		25	25
Residential Funding Mortgage Securities, Inc. Trust
2.967% due 09/25/2035 ^~		147	107

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

4.701% due 09/25/2035 ~		226	166
Resloc UK PLC 0.258% due 12/15/2043 •	GBP	924	1,210
SFO Commercial Mortgage Trust 1.260% due 05/15/2038 •		$4,200	4,207
Structured Adjustable Rate Mortgage Loan Trust
2.586% due 07/25/2034 ~		68	70
2.994% due 02/25/2037 ^~		1,261	1,054
Structured Asset Mortgage Investments Trust
0.604% due 07/19/2035 •		244	237
0.944% due 10/19/2033 •		12	12
0.952% due 05/25/2047 •		4,479	3,969
Towd Point HE Trust 0.918% due 02/25/2063 ~		2,527	2,518
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	5,407	7,333
Towd Point Mortgage Funding PLC
0.950% due 05/20/2045 •		7,301	9,909
1.236% due 10/20/2051 •		4,800	6,547
UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,959	3,958
3.000% due 01/25/2052 ~		4,000	4,070
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 10/25/2045 •		121	121
2.381% due 12/25/2036 ^~		898	860
3.102% due 02/25/2037 ^~		849	852
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037 ^		2,321	2,313

Total Non-Agency Mortgage-Backed Securities (Cost $126,545)			132,065

ASSET-BACKED SECURITIES 9.4%
Anchorage Capital CLO Ltd. 1.268% due 07/22/2032 •		4,000	4,016
Ares CLO Ltd. 0.990% due 01/15/2029 •		4,000	3,992
BSPDF Issuer Ltd. 1.310% due 10/15/2036 •		4,000	3,996
Catamaran CLO Ltd. 1.228% due 04/22/2030 •		4,676	4,658
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		922	927
Citigroup Mortgage Loan Trust 0.262% due 12/25/2036 •		354	238
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.047% due 10/25/2034 •		2,166	2,162
CLNC Ltd. 1.414% due 08/20/2035 •		3,900	3,902
Countrywide Asset-Backed Certificates
0.242% due 06/25/2035 •		321	311
0.622% due 12/25/2036 ^•		959	943
0.702% due 06/25/2036 •		4,778	4,774
Countrywide Asset-Backed Certificates Trust 0.242% due 03/25/2037 •		156	151
First Franklin Mortgage Loan Trust 0.412% due 10/25/2036 •		5,800	5,146
Fremont Home Loan Trust
0.642% due 02/25/2036 •		1,000	948
0.892% due 12/25/2029 •		24	24
GPMT Ltd. 1.454% due 12/15/2036 •		3,900	3,903
GSAMP Trust
0.687% due 01/25/2036 •		2,243	2,249
0.852% due 01/25/2034 •		1,993	1,988
1.752% due 10/25/2034 •		18	18
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	4,500	5,098
0.680% due 10/20/2031 •		3,000	3,410
HERA Commercial Mortgage Ltd. 1.154% due 02/18/2038 •		$4,400	4,382
JP Morgan Mortgage Acquisition Trust 0.362% due 06/25/2037 •		5,265	5,238
KKR CLO Ltd. 1.062% due 07/18/2030 •		3,900	3,900
KVK CLO Ltd. 1.027% due 01/14/2028 •		566	566
LCM LP 1.132% due 07/20/2030 •		3,600	3,591
LoanCore Issuer Ltd. 1.240% due 05/15/2028 •		691	691
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		771	773
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	3,000	3,406
MASTR Specialized Loan Trust
0.362% due 06/25/2046 •		$422	413

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

0.472% due 01/25/2037 •		269	153
0.622% due 02/25/2036 •		314	308
MF1 Ltd. 1.188% due 10/16/2036 •		3,800	3,788
Morgan Stanley ABS Capital, Inc. Trust 1.032% due 11/25/2034 •		981	981
Morgan Stanley Capital, Inc. Trust 0.462% due 03/25/2036 •		36	33
Mountain View CLO LLC 1.162% due 01/16/2031 •		4,200	4,195
Ownit Mortgage Loan Trust 1.002% due 10/25/2036 ^•		3,647	3,804
Palmer Square Loan Funding Ltd. 0.928% due 10/15/2029 •		4,000	4,002
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.902% due 12/25/2034 •		1,352	1,363
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	363
Residential Asset Mortgage Products Trust
0.542% due 12/25/2035 •		422	400
0.642% due 02/25/2036 •		1,000	977
Residential Asset Securities Corp. Trust 0.342% due 10/25/2036 •		1,606	1,582
Sound Point CLO Ltd.
1.104% due 07/25/2030 •		3,200	3,202
1.182% due 10/20/2028 •		3,302	3,303
Soundview Home Loan Trust 0.777% due 06/25/2035 •		622	620
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •		3,000	3,001
Stonepeak ABS 2.301% due 02/28/2033		3,779	3,745
Structured Asset Investment Loan Trust 1.002% due 05/25/2035 •		2,500	2,510
Structured Asset Securities Corp. Mortgage Loan Trust
0.522% due 02/25/2037 •		1,402	1,386
1.107% due 11/25/2035 •		500	498
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,900	3,885
Venture CLO Ltd.
1.004% due 04/15/2027 •		2,659	2,658
1.122% due 07/20/2030 •		3,800	3,796
1.146% due 09/07/2030 •		3,600	3,598
1.182% due 07/20/2030 •		3,500	3,501
1.184% due 07/15/2031 •		4,400	4,401
Vibrant CLO Ltd. 1.164% due 06/20/2029 •		2,985	2,983
Wellfleet CLO Ltd. 1.022% due 04/20/2029 •		2,998	2,998
Z Capital Credit Partners CLO Ltd. 1.072% due 07/16/2027 •		175	175

Total Asset-Backed Securities (Cost $140,190)			144,023

SOVEREIGN ISSUES 7.2%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (c)	BRL	218,696	38,330
0.000% due 07/01/2022 (c)		172,457	29,384
Chile Government International Bond 1.625% due 01/30/2025	EUR	3,800	4,529
Israel Government International Bond
0.750% due 07/31/2022	ILS	12,500	4,038
2.750% due 07/03/2030		$4,100	4,367
5.500% due 01/31/2022	ILS	6,800	2,196
Japan Bank for International Cooperation 2.375% due 07/21/2022		$3,700	3,741
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,526
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	459
5.940% due 02/12/2029		12,000	3,086
8.200% due 08/12/2026		20,500	5,871
Province of Ontario 3.150% due 06/02/2022	CAD	3,100	2,479
Province of Quebec 3.500% due 12/01/2022		600	486
Provincia de Buenos Aires 37.922% due 04/12/2025	ARS	4,288	19
Qatar Government International Bond
3.375% due 03/14/2024		$4,300	4,508

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

3.875% due 04/23/2023		1,000	1,040

Total Sovereign Issues (Cost $114,095)			110,059

		SHARES
PREFERRED SECURITIES 0.8%
UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)		464,023	12,096

Total Preferred Securities (Cost $12,551)			12,096

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.3%
REPURCHASE AGREEMENTS (g) 0.4%			6,914

ISRAEL TREASURY BILLS 1.8%
(0.017)% due 04/06/2022 - 12/07/2022 (b)(c)	ILS	86,900	27,948

U.S. TREASURY BILLS 19.5%
0.060% due 01/18/2022 - 05/05/2022 (b)(c)(i)(k)		$300,000	299,980

U.S. TREASURY CASH MANAGEMENT BILLS 1.6%
0.048% due 03/01/2022 - 03/22/2022 (b)(c)		12,100	12,098
0.048% due 03/08/2022 (b)(c)		12,800	12,799

			24,897

Total Short-Term Instruments (Cost $359,136)			359,739

Total Investments in Securities (Cost $1,445,288)			1,457,948

		SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short Asset Portfolio		6,299,870	62,835
PIMCO Short-Term Floating NAV Portfolio III		29,470	286

Total Short-Term Instruments (Cost $63,301)			63,121

Total Investments in Affiliates (Cost $63,301)			63,121

Total Investments 98.9% (Cost $1,508,589)			$1,521,069
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $(947))			(3,257)
Other Assets and Liabilities, net 1.3%			20,578

Net Assets 100.0%			$1,538,390

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$12,551	$12,096	0.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$6,914	U.S. Treasury Notes 1.250% due 03/31/2028	$(7,052)	$6,914	$6,914

Total Repurchase Agreements	$(7,052)	$6,914	$6,914

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2052	$14,900	$(15,170)	$(15,165)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2052	4,000	(4,129)	(4,135)

Total Short Sales (1.3)%	$(19,299)	$(19,300)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(4,528) at a weighted average interest rate of (0.052%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	3,326	$402,368	$(151)	$234	$0
U.S. Treasury 10-Year Note March Futures	03/2022	3,405	444,246	1,489	213	0

$1,338	$447	$0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond March Futures	03/2022	4	$(780)	$12	$1	$0
Euro-Buxl 30-Year Bond March Futures	03/2022	20	(4,707)	230	7	0
U.S. Treasury 30-Year Bond March Futures	03/2022	508	(81,502)	(197)	0	(286)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	126	(24,838)	(70)	0	(197)
United Kingdom Long Gilt March Futures	03/2022	106	(17,920)	(29)	0	(57)

$(54)	$8	$(540)

Total Futures Contracts	$1,284	$455	$(540)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Citigroup, Inc.	1.000%	Quarterly	12/20/2022	0.292%	$3,900	$28	$1	$29	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299	1,900	(86)	113	27	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.360	1,200	(2)	22	20	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.400	600	(10)	21	11	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	2,700	23	24	47	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	3,200	43	8	51	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	1,500	286	5	291	2	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.257	3,900	29	1	30	0	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.319	4,000	28	0	28	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367	EUR	3,500	(632)	583	(49)	3	0

$(293)	$778	$485	$8	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Crossover 36 5-Year Index	(5.000)%	Quarterly	12/20/2026	EUR	3,300	$473	$(20)	$453	$11	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	19,900	$(293)	$879	$586	$0	$(509)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	2,200	143	(80)	63	0	(57)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	320,880	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/16/2022	101,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	507,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/19/2022	158,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	2,306,820	0	(2)	(2)	0	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022		71,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/22/2022		150,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	05/12/2022		230,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/18/2022		2,460,000	0	3	3	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/20/2022		80,500	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027		640,920	(33)	(49)	(82)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		2,460,000	107	330	437	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		1,580,000	(87)	(299)	(386)	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	(65)	(56)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	(108)	(108)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	(161)	(160)	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	(55)	(51)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		320,880	(4)	14	10	24	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		101,000	0	8	8	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		165,000	91	(10)	81	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		342,000	0	(5)	(5)	26	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		158,000	0	(8)	(8)	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		71,000	0	(3)	(3)	5	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		$154,500	45	(5)	40	0	(23)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	50,200	0	138	138	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		34,000	0	92	92	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		39,900	(1)	111	110	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		11,100	0	30	30	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		18,000	0	49	49	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		56,000	0	149	149	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		5,200	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		152,800	0	(309)	(309)	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		674,200	209	(1,063)	(854)	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		128,900	(26)	(199)	(225)	0	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		54,100	0	(78)	(78)	0	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$24,700	(551)	1,604	1,053	1	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	JPY	320,880	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/16/2022		101,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022		507,000	0	(2)	(2)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/19/2022		158,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022		2,306,820	0	(7)	(7)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022		71,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	04/22/2022		150,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	05/12/2022		230,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/18/2022		2,460,000	0	6	6	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/20/2022		80,500	0	0	0	0	0

							$(386)	$890	$504	$128	$(610)

Total Swap Agreements							$(206)	$1,648	$1,442	$147	$(611)

(i)

Securities with an aggregate market value of $16,529 and cash of $12,672 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	03/2022	MXN	88,549		$4,211	$0	$(58)
	03/2022		$126	MXN	2,620	0	0
	06/2022	PEN	4,190		$1,004	0	(34)
BPS	01/2022	BRL	37,200		6,666	0	(13)
	01/2022	CLP	3,805,115		4,496	45	(9)
	01/2022		$6,552	BRL	37,200	126	0
	02/2022		16,534	AUD	22,644	0	(57)
	02/2022		7,269	NOK	63,285	0	(89)
	03/2022		3,894	CLP	3,307,723	0	(54)
	04/2022	BRL	199,096		$35,109	304	(125)
	07/2022		164,157		28,615	585	0
	10/2022	PEN	3,331		816	0	(2)
BRC	02/2022		$1,024	GBP	773	22	0
BSH	01/2022	BRL	33,300		$5,788	0	(191)
	01/2022		$5,967	BRL	33,300	11	0
	07/2022	BRL	8,300		$1,457	40	0
CBK	01/2022		40,683		7,290	0	(14)
	01/2022	CLP	2,775,201		3,182	0	(67)
	01/2022	ILS	7,176		2,190	0	(118)
	01/2022		$7,240	BRL	40,683	64	0
	01/2022		4,271	CLP	3,307,723	0	(393)
	02/2022	PEN	13,079		$3,204	0	(67)
	04/2022	ILS	12,404		3,959	0	(35)
	04/2022	PEN	4,540		1,128	0	(2)
	08/2022	ILS	12,595		3,932	0	(136)
	08/2022	PEN	15,339		3,794	6	0
	10/2022	ILS	12,501		3,899	0	(148)
	12/2022		12,502		3,999	0	(56)
DUB	10/2022		4,899		1,535	0	(51)
FBF	01/2022	BRL	40,683		7,150	0	(154)
	01/2022		$7,290	BRL	40,683	14	0
	02/2022		7,102		40,683	152	0
GLM	02/2022	AUD	20,691		$14,602	0	(453)
	02/2022	GBP	1,379		1,829	0	(37)
	02/2022		$2,545	GBP	1,900	27	0
	02/2022		4,630	NOK	40,640	0	(19)
	03/2022		4,114	MXN	85,503	8	0
	11/2022	ILS	11,999		$3,886	0	(1)
HUS	01/2022		$8,480	CAD	10,835	86	0
	02/2022	AUD	6,275		$4,411	0	(155)
	02/2022	EUR	36,183		41,531	300	0
	02/2022	ILS	426		137	0	0
	02/2022	JPY	102,440		901	10	0
	02/2022		$19,899	JPY	2,250,600	0	(328)
JPM	01/2022	BRL	22,900		$4,006	0	(105)
	01/2022		$4,034	BRL	22,900	77	0
	02/2022		3,556	EUR	3,122	1	0
	02/2022		1,522	GBP	1,131	9	0
	04/2022	BRL	19,600		$3,364	0	(74)
	09/2022	ILS	32,603		10,228	0	(315)
TOR	01/2022	CAD	14,642		11,419	0	(156)
	01/2022		$11,499	CAD	14,525	0	(16)
	02/2022	CAD	14,526		$11,499	16	0
UAG	01/2022		$1,701	CLP	1,475,544	26	0
	02/2022	CLP	1,475,544		$1,698	0	(27)
	02/2022	GBP	42,033		56,481	0	(404)

Total Forward Foreign Currency Contracts						$1,929	$(3,963)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/15/2022	4,200	$444	$204

Total Purchased Options	$444	$204

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870%	11/02/2022	129,800	$(259)	$(132)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	129,800	(259)	(331)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	11,300	(429)	(354)

$(947)	$(817)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$97.859	01/06/2022	3,900	$(22)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	3,900	(18)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	3,900	(15)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	3,900	(12)	(3)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	11,000	(30)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	4,000	(17)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	4,000	(11)	(4)

$(125)	$(51)

Total Written Options	$(1,072)	$(868)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.169%	$2,700	$(113)	$103	$0	$(10)

Total Swap Agreements	$(113)	$103	$0	$(10)

(k)

Securities with an aggregate market value of $2,665 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$272,792	$0	$272,792
Industrials	0	213,004	0	213,004
Utilities	0	70,274	0	70,274
Municipal Bonds & Notes
California	0	4,676	0	4,676
U.S. Government Agencies	0	57,654	0	57,654
U.S. Treasury Obligations	0	81,566	0	81,566
Non-Agency Mortgage-Backed Securities	0	132,065	0	132,065
Asset-Backed Securities	0	144,023	0	144,023
Sovereign Issues	0	110,059	0	110,059
Preferred Securities
Utilities	0	0	12,096	12,096
Short-Term Instruments
Repurchase Agreements	0	6,914	0	6,914
Israel Treasury Bills	0	27,948	0	27,948
U.S. Treasury Bills	0	299,980	0	299,980
U.S. Treasury Cash Management Bills	0	24,897	0	24,897

	$0	$1,445,852	$12,096	$1,457,948
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,121	$0	$0	$63,121

Total Investments	$63,121	$1,445,852	$12,096	$1,521,069

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,300)	$0	$(19,300)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	594	0	602
Over the counter	0	2,133	0	2,133

	$8	$2,727	$0	$2,735
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(1,094)	0	(1,151)
Over the counter	0	(4,841)	0	(4,841)

	$(57)	$(5,935)	$0	$(5,992)

Total Financial Derivative Instruments	$(49)	$(3,208)	$0	$(3,257)

Totals	$63,072	$1,423,344	$12,096	$1,498,512

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC TBD% due 10/15/2038		$1,376	$1,329

Total Loan Participations and Assignments (Cost $1,358)			1,329

CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.4%
Alpha Bank S.A. 2.500% due 02/05/2023	EUR	2,600	3,038
Banca Carige SpA 0.928% (EUR003M + 1.500%) due 05/25/2022 ~		2,400	2,738
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$15,000	15,231
Physicians Realty LP 3.950% due 01/15/2028		1,073	1,173
Preferred Term Securities Ltd.
0.503% (US0003M + 0.300%) due 03/22/2037 ~		261	238
0.503% (US0003M + 0.300%) due 09/22/2037 ~		2,519	2,343
0.553% (US0003M + 0.350%) due 03/22/2038 ~		1,414	1,294
0.583% (US0003M + 0.380%) due 09/23/2035 ~		143	142
0.783% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,590

			29,787

INDUSTRIALS 0.1%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025		1,600	1,724
Times Square Hotel Trust 8.528% due 08/01/2026		2,058	2,192

			3,916

Total Corporate Bonds & Notes (Cost $31,432)			33,703

U.S. GOVERNMENT AGENCIES 69.3%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)		16,786	15,119
0.200% due 02/25/2043 •(a)		4,706	35
0.254% due 01/25/2044 ~(a)		1,884	15
0.470% due 09/25/2022 ~(a)		17,663	7
0.702% due 02/25/2024 •		1	1
0.952% due 07/25/2038 •		434	445
1.000% due 06/25/2043 •(a)		3,876	148
1.432% due 10/25/2046 ~(a)		412	20
1.437% due 04/25/2046 ~(a)		1,505	88
1.491% due 07/25/2044 ~(a)		1,628	81
1.500% due 03/25/2042		2,469	2,451
1.510% due 06/01/2028		3,844	3,810
1.524% due 07/25/2052 ~(a)		1,228	54
1.546% due 03/25/2045 ~(a)		2,567	124
1.549% due 01/25/2045 ~(a)		1,172	59
1.670% due 08/25/2055 ~(a)		1,176	63
1.682% due 07/25/2044 ~(a)		1,290	60
1.704% due 04/25/2055 ~(a)		1,964	100
1.717% due 12/01/2034 •		140	146
1.729% due 08/25/2054 ~(a)		831	54
1.764% due 09/25/2061 ~(a)		15,469	973
1.772% due 08/25/2044 ~(a)		945	52
1.780% due 09/01/2043 •		2,027	2,114
1.884% due 09/25/2045 ~(a)		1,368	67
1.893% due 07/25/2045 ~(a)		5,140	287
1.979% due 01/01/2035 •		151	157
2.000% due 12/25/2042		88	77
2.100% due 01/01/2047 •		112	115
2.208% due 06/01/2035 •		18	18
2.251% due 01/25/2031 ~(a)		10,033	1,308
2.313% due 01/01/2035 •		388	413
2.500% due 12/25/2027 - 09/25/2051 (a)		43,489	4,115
2.540% due 08/01/2026		11,122	11,595
2.600% due 09/01/2024 (g)		15,400	15,614
2.650% due 06/01/2027		1,255	1,317

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.750% due 08/25/2047 •(a)	36,042	2,611
2.930% due 01/01/2031	1,207	1,304
2.950% due 07/01/2029 - 02/01/2030	9,368	9,935
3.000% due 12/25/2021 - 03/01/2057	15,897	16,244
3.000% due 03/25/2023 - 11/25/2051 (a)	199,374	22,349
3.000% due 02/01/2057 - 07/01/2060 (g)	126,851	134,272
3.030% due 07/01/2029	2,104	2,285
3.110% due 04/01/2024	8,500	8,821
3.225% due 04/01/2048 •	209	214
3.253% due 05/01/2047 •	914	947
3.332% due 05/25/2042 ~	24	25
3.343% due 08/25/2043 ~	26	27
3.430% due 03/01/2033	1,000	1,111
3.490% due 07/01/2026	3,835	4,139
3.500% due 10/25/2027 - 05/25/2051 (a)	212,527	27,722
3.500% due 01/25/2041 - 07/25/2043	1,229	1,293
3.528% due 08/01/2049 •	5,674	5,903
3.575% due 02/01/2026	12,198	12,728
3.620% due 01/01/2029	4,752	5,313
3.621% due 12/01/2048 •	2,219	2,325
3.725% due 06/01/2048 •	256	261
3.750% due 05/25/2033 - 01/25/2044	2,083	2,303
3.898% due 01/25/2033 •	3,525	3,368
3.930% due 02/01/2031	1,264	1,458
3.950% due 02/01/2031	1,071	1,239
3.975% due 06/01/2048 •	117	118
4.000% due 01/25/2033 - 09/25/2051 (a)	170,116	26,565
4.000% due 06/01/2033 - 06/25/2042	2,913	3,215
4.024% due 07/25/2044 ~(a)	23,390	2,513
4.048% due 02/25/2033 •	2,424	2,484
4.050% due 12/01/2028	3,677	4,181
4.351% due 01/25/2043 •	89	88
4.500% due 02/01/2038 - 04/01/2059	9,478	10,598
4.500% due 11/25/2044 - 07/25/2050 (a)	11,614	1,612
4.898% due 06/25/2050 •(a)	10,772	1,778
4.901% due 03/25/2047 •	256	256
5.000% due 11/01/2033 - 07/25/2040	188	218
5.000% due 01/25/2043 •	75	89
5.000% due 06/25/2050 (a)	3,613	531
5.278% due 03/25/2043 •	9,457	9,800
5.333% due 05/25/2051 •	9,242	9,712
5.498% due 06/25/2044 •(a)	4,432	551
5.500% due 02/25/2029 (a)	6	1
5.500% due 01/25/2032 ~(a)	142	19
5.500% due 12/25/2034 - 11/01/2036	2,338	2,604
5.578% due 03/25/2033 •	11,009	11,094
5.802% due 01/25/2043 •	108	110
5.848% due 10/25/2043 - 01/25/2050 •(a)	18,188	3,830
5.858% due 12/25/2036 •(a)	379	62
5.898% due 05/25/2046 •(a)	344	70
5.898% due 07/25/2046 - 11/25/2049 •(a)	110,338	20,352
5.918% due 09/25/2049 •(a)	5,470	651
5.948% due 10/25/2042 - 07/25/2059 •(a)	92,378	16,925
5.998% due 06/25/2037 - 07/25/2050 •(a)	85,035	14,903
6.000% due 04/25/2032 - 02/25/2033 (a)	253	41
6.000% due 02/25/2034	113	128
6.003% due 10/25/2046 ~(a)	9,994	1,338
6.048% due 09/25/2041 - 01/25/2049 •(a)	50,569	8,988
6.098% due 06/25/2040 - 05/25/2048 •(a)	36,983	6,346
6.098% due 05/25/2048 •	8,476	8,757
6.108% due 06/25/2048 ~	3,680	448
6.148% due 08/25/2041 - 02/25/2043 •(a)	23,451	3,364
6.300% due 06/25/2031 ~	40	40
6.328% due 03/25/2042 •(a)	1,199	254
6.347% due 09/25/2037 •(a)	2,472	324
6.498% due 09/25/2040 - 09/25/2042 •(a)	6,456	1,168
6.500% due 04/25/2038 (a)	282	68
6.548% due 05/25/2036 •(a)	956	225
6.598% due 10/25/2026 - 08/25/2040 •(a)	1,702	148
6.648% due 09/25/2039 •(a)	85	14
6.698% due 12/25/2032 - 11/25/2036 •(a)	2,627	489
6.798% due 04/25/2038 •(a)	524	102
6.998% due 10/25/2034 •(a)	1,056	153
7.000% due 12/25/2023 - 03/25/2049	73	89
7.334% due 08/25/2033 •	529	571
7.598% due 08/25/2034 •(a)	470	77
7.701% due 12/25/2042 - 10/25/2043 •	3,306	3,672
9.102% due 11/25/2042 - 10/25/2045 •	2,815	3,123
9.602% due 11/25/2041 •	1,199	1,374
9.896% due 06/25/2043 •	2,354	2,484
10.070% due 05/25/2043 •	598	755
12.146% due 01/25/2041 •	3,945	5,017
12.456% due 03/25/2040 •	113	143
17.595% due 09/25/2024 •	4	5
19.512% due 09/25/2023 •	1	1
25.112% due 12/25/2036 •	53	69

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Freddie Mac
0.000% due 03/15/2022 - 08/15/2057 (b)(e)	126,693	111,106
0.173% due 12/25/2036 •	24,900	23,874
0.436% due 10/15/2038 •	3,806	3,858
0.504% due 08/25/2022 ~(a)	77,908	63
0.603% due 07/25/2024 ~(a)	134,296	1,422
0.773% due 09/25/2022 ~(a)	39,758	166
0.910% due 04/25/2034 ~(a)	134,273	11,335
1.240% due 10/15/2037 ~(a)	406	17
1.345% due 10/15/2037 ~(a)	150	6
1.553% due 05/15/2037 ~(a)	297	13
1.656% due 10/15/2041 ~(a)	699	31
1.763% due 08/15/2041 ~(a)	350	16
1.788% due 03/15/2037 ~(a)	408	23
1.837% due 08/15/2036 ~(a)	628	29
1.840% due 11/15/2038 ~(a)	1,121	53
1.844% due 02/15/2038 ~(a)	745	33
1.851% due 10/15/2038 ~(a)	5,081	299
1.880% due 04/15/2047 •(a)	14,465	902
1.886% due 01/15/2038 ~(a)	3,623	215
1.968% due 11/15/2036 ~(a)	1,070	64
2.000% due 04/25/2031 - 01/25/2051 (a)	72,604	6,588
2.030% due 06/15/2038 ~(a)	808	50
2.214% due 07/15/2035 •	8,156	8,201
2.500% due 09/15/2027 - 03/25/2051 (a)	107,385	10,289
2.700% due 08/01/2023	16,702	16,697
2.750% due 11/25/2029	49,938	51,549
2.750% due 07/15/2047 •(a)	26,789	2,498
2.891% due 10/25/2046 ~	1,742	1,746
2.936% due 12/25/2047 ~	563	572
3.000% due 04/15/2027 - 03/25/2051 (a)	301,829	36,295
3.000% due 05/15/2034 ~(a)	709	52
3.000% due 09/25/2045 - 12/25/2046	3,480	3,472
3.314% due 12/15/2027 ~(a)	1,003	59
3.439% due 09/25/2024 ~	13,400	12,256
3.500% due 01/15/2032 - 08/25/2051 (a)	180,680	24,058
3.500% due 01/01/2038 - 04/15/2054	27,122	28,126
3.500% due 10/15/2047 ~(a)	1,077	142
4.000% due 02/15/2031 - 06/01/2048	85,011	91,120
4.000% due 01/15/2033 •	5,156	5,222
4.000% due 03/15/2042 - 06/25/2051 (a)	181,456	28,898
4.000% due 05/15/2049 ~(a)	667	101
4.125% due 06/15/2041 þ	8,537	9,239
4.200% due 11/15/2048 •(a)	202,434	16,266
4.390% due 08/15/2040 •(a)	2,448	263
4.450% due 12/15/2048 •	9,501	9,549
4.500% due 08/01/2030 - 06/01/2048	4,080	4,506
4.500% due 07/15/2042 - 07/25/2051 (a)	96,734	13,970
4.651% due 12/15/2042 •	91	83
4.890% due 04/15/2042 •(a)	1,880	244
5.000% due 10/15/2042 •	410	466
5.000% due 09/15/2046 ~(a)	1,070	174
5.000% due 05/25/2048 (a)	7,765	1,049
5.000% due 03/01/2049 (g)	27,986	31,232
5.208% due 10/15/2042 •	923	874
5.268% due 01/15/2043 •	436	441
5.281% due 11/15/2042 •	297	269
5.448% due 03/15/2045 •	347	347
5.500% due 02/15/2033 - 01/01/2038	983	1,111
5.500% due 05/15/2041 •	35	38
5.780% due 09/15/2043 •(a)	11,543	1,971
5.835% due 02/15/2033 - 05/15/2033 •	3,843	3,925
5.890% due 10/15/2036 - 08/15/2042 •(a)	27,323	4,975
5.898% due 04/25/2048 - 11/25/2049 •(a)	24,846	4,690
5.940% due 08/15/2041 - 09/15/2044 •(a)	10,163	1,724
5.948% due 04/25/2049 - 06/25/2050 •(a)	102,995	19,045
5.990% due 12/15/2042 - 02/15/2044 •(a)	12,689	2,458
5.998% due 06/25/2050 - 08/25/2050 •(a)	43,079	7,796
6.000% due 07/15/2035	534	743
6.000% due 03/15/2044 (a)	320	71
6.040% due 08/15/2025 - 10/15/2048 •(a)	45,215	6,302
6.048% due 05/25/2050 - 06/25/2050 •(a)	35,602	7,201
6.090% due 01/15/2033 - 06/15/2048 •(a)	26,047	4,174
6.098% due 07/25/2050 •(a)	32,592	6,469
6.250% due 12/25/2050 •(a)	8,919	2,138
6.320% due 02/15/2037 •(a)	555	98
6.361% due 04/15/2032 •(a)	1,800	240
6.490% due 01/15/2041 •(a)	414	69
6.540% due 02/15/2032 - 03/15/2035 •(a)	925	96
6.590% due 09/15/2026 - 07/15/2042 •(a)	2,395	393
6.640% due 03/15/2037 •(a)	541	99
7.000% due 03/01/2039	25	29
7.325% due 12/15/2023 •(a)	113	6
7.500% due 06/15/2042 •	688	850
7.508% due 07/15/2043 •	12	12
7.683% due 12/15/2042 •	1,295	1,323

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

7.804% due 01/15/2033 •	1,251	1,388
7.890% due 06/15/2031 •(a)	125	22
8.037% due 09/17/2032 •	13	15
9.000% due 05/15/2024 •(a)	74	6
9.102% due 07/15/2037 - 08/15/2045 •	5,346	6,112
9.142% due 05/15/2043 •	617	692
9.303% due 10/25/2027 •	247	281
9.502% due 09/15/2041 •	740	801
9.681% due 01/15/2041 •	855	1,035
10.853% due 03/25/2025 •	406	415
12.001% due 05/15/2033 •	11	12
12.002% due 05/15/2035 •	258	303
12.781% due 05/15/2033 •	5	6
14.131% due 02/15/2041 •	137	178
15.499% due 04/15/2043 •	415	434
15.603% due 05/15/2041 •	842	1,077
15.670% due 10/15/2033 •	197	248
16.217% due 11/15/2034 •	8	10
18.981% due 10/15/2023 •	9	10
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(e)	31,215	29,483
0.000% due 04/16/2053 ~(a)	231	0
0.001% due 05/16/2050 ~(a)	816	2
0.024% due 08/16/2048 ~(a)	2,861	8
0.211% due 12/20/2042 ~	457	427
0.354% due 03/20/2041 •	532	533
0.531% due 11/20/2060 •	854	856
0.581% due 03/20/2061 •	340	341
0.601% due 08/20/2062 •	540	542
1.299% due 09/20/2045 ~(a)	2,038	53
1.361% due 08/20/2045 ~(a)	965	28
1.372% due 08/20/2047 ~(a)	5,852	235
1.383% due 11/20/2045 ~(a)	1,539	63
1.386% due 05/20/2047 ~(a)	10,005	478
1.400% due 06/20/2046 ~(a)	3,828	177
1.415% due 11/20/2046 ~(a)	6,545	241
1.423% due 12/20/2045 ~(a)	1,392	47
1.432% due 10/20/2046 ~(a)	5,528	233
1.439% due 06/20/2042 ~(a)	1,534	65
1.444% due 11/20/2046 ~(a)	483	25
1.449% due 07/20/2041 ~(a)	1,705	69
1.450% due 07/20/2046 ~(a)	6,547	280
1.467% due 01/20/2047 ~(a)	6,420	246
1.473% due 05/20/2040 ~(a)	5,864	261
1.489% due 06/20/2042 ~(a)	1,453	53
1.523% due 06/20/2043 ~(a)	1,393	57
1.580% due 04/20/2043 ~(a)	9,446	416
1.625% due 08/20/2045 •	782	807
1.730% due 05/16/2053 ~(a)	101	3
2.125% due 10/20/2044 •	1,167	1,209
2.500% due 10/20/2047 •(a)	9,574	711
2.500% due 09/20/2050 (a)	6,920	343
3.000% due 05/20/2039 - 06/20/2046 (a)	5,524	270
3.000% due 09/20/2046 - 11/20/2067	41,935	43,611
3.176% due 06/20/2049 •(a)	22,659	1,201
3.196% due 03/20/2048 •(a)	16,490	969
3.500% due 03/20/2042 - 12/20/2051	31,048	33,224
3.500% due 11/20/2042 - 09/20/2046 (a)	6,968	1,182
3.686% due 02/20/2049 •(a)	30,820	2,232
4.000% due 07/20/2039 - 09/20/2050	29,811	31,848
4.000% due 10/16/2044 (a)	1,392	146
4.000% due 11/20/2046 •	597	608
4.000% due 03/20/2047 - 04/20/2050 (g)	32,496	34,536
4.500% due 07/20/2039 - 09/20/2048	11,913	12,643
4.500% due 12/16/2041 - 05/20/2043 (a)	1,621	197
5.000% due 08/20/2034 - 01/20/2049	1,834	1,974
5.000% due 05/16/2043 (a)	1,056	158
5.000% due 06/20/2045 - 08/20/2045 •	1,755	1,854
5.436% due 05/20/2049 •(a)	5,380	629
5.446% due 09/20/2043 •(a)	1,450	171
5.446% due 01/20/2044 •	1,014	1,015
5.500% due 02/20/2034 - 04/20/2040	180	197
5.500% due 11/16/2037 (a)	4	0
5.943% due 06/16/2039 •(a)	1,066	100
5.946% due 04/20/2046 - 09/20/2049 •(a)	58,769	10,108
5.993% due 11/16/2034 •(a)	439	50
5.996% due 01/20/2035 - 12/20/2048 •(a)	10,562	1,518
6.000% due 07/20/2038 - 06/20/2041	307	354
6.016% due 12/20/2035 •(a)	15,558	1,972
6.093% due 03/16/2035 •(a)	2,959	306
6.096% due 10/20/2047 - 09/20/2048 •(a)	17,592	2,741
6.146% due 04/20/2048 •	7,502	8,390
6.293% due 01/16/2038 •(a)	1,922	128
6.343% due 02/16/2040 •(a)	2,231	322
6.476% due 10/20/2033 •(a)	668	39
6.500% due 03/15/2035	525	605

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

6.596% due 05/20/2041 •(a)		1,955	278
9.102% due 09/20/2045 •		323	338
9.392% due 12/20/2040 •		1,303	1,431
16.818% due 10/20/2045 •		664	790
Ginnie Mae, TBA
2.500% due 02/01/2052		83,750	85,585
3.000% due 02/01/2052		16,700	17,249
3.500% due 01/01/2052 - 02/01/2052		53,520	55,693
4.000% due 01/01/2052 - 02/01/2052		168,800	177,765
4.500% due 01/01/2052		44,880	47,408
Uniform Mortgage-Backed Security
2.000% due 04/01/2036 (g)		61,150	62,819
2.500% due 01/01/2033 - 09/01/2051		36,854	37,756
2.500% due 11/01/2050 - 09/01/2051 (g)		527,482	541,246
3.000% due 04/01/2031 - 12/01/2051		178,066	187,161
3.000% due 02/01/2040 - 06/01/2051 (g)		1,053,309	1,107,319
3.500% due 10/01/2034 - 06/01/2051		103,110	110,012
3.500% due 11/01/2049 - 06/01/2051 (g)		145,253	154,747
4.000% due 12/01/2036 - 04/01/2050		138,066	149,198
4.000% due 03/01/2038 - 11/01/2049 (g)		140,563	150,566
4.500% due 04/01/2031 - 04/01/2049		26,570	29,075
5.000% due 06/01/2048 - 03/01/2049		8,936	9,840
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2037 - 01/01/2052		45,500	44,127
2.000% due 01/01/2037		66,500	68,096
2.500% due 02/01/2037 - 01/01/2052		180,950	184,730
3.000% due 01/01/2037 - 03/01/2052		154,475	160,668
3.500% due 01/01/2037 - 03/01/2052		246,800	259,337
4.000% due 01/01/2037		147,900	155,325
6.000% due 01/01/2052		2,000	2,201

Total U.S. Government Agencies (Cost $5,326,289)			5,219,933

U.S. TREASURY OBLIGATIONS 9.9%
U.S. Treasury Notes
1.750% due 03/31/2022 (i)		20,160	20,240
1.750% due 05/31/2022 (g)(i)		69,340	69,794
1.750% due 07/15/2022 (i)		2,640	2,661
1.750% due 09/30/2022 (g)		57,200	57,812
1.750% due 01/31/2023 (i)		25,350	25,709
1.875% due 08/31/2022 (g)(i)		57,200	57,801
2.000% due 07/31/2022 (i)		37,392	37,777
2.000% due 10/31/2022 (g)		64,100	64,967
2.000% due 11/30/2022 (i)(k)		14,233	14,440
2.125% due 06/30/2022 (g)		100,300	101,235
2.250% due 08/15/2027		21,700	22,768
2.375% due 01/31/2023 (g)		61,800	63,082
2.375% due 05/15/2029 (g)		75,500	80,487
2.500% due 03/31/2023 (i)(k)		45,750	46,883
2.625% due 06/30/2023 (i)		25,000	25,760
2.625% due 02/15/2029		42,420	45,868
2.750% due 06/30/2025 (i)		5,100	5,392
2.750% due 02/15/2028 (i)		3,300	3,567

Total U.S. Treasury Obligations (Cost $733,560)			746,243

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.8%
Adjustable Rate Mortgage Trust
1.052% due 09/25/2035 •		3,817	3,669
1.252% due 02/25/2035 •		7,803	7,685
American Home Mortgage Assets Trust
0.562% due 06/25/2037 •		6,509	6,052
0.672% due 08/25/2037 ^•		10,503	10,179
2.796% due 01/25/2036 ~		1,145	924
American Home Mortgage Investment Trust
0.502% due 03/25/2046 •		5,435	5,305
0.947% due 06/25/2045 •		5,169	5,331
2.252% due 06/25/2045 •		100	102
Angel Oak Mortgage Trust 3.290% due 11/25/2066 «~		15,681	15,637
Anthracite Ltd. 5.678% due 06/20/2041		6,275	378
AREIT Trust 1.930% due 07/17/2026 •		10,000	10,012
Ashford Hospitality Trust
1.360% due 04/15/2035 •		8,335	8,324
1.510% due 04/15/2035 •		15,035	14,897
1.560% due 06/15/2035 •		11,950	11,958
1.960% due 06/15/2035 •		2,300	2,300
2.210% due 04/15/2035 •		13,939	13,813
2.860% due 06/15/2035 •		5,700	5,688
Atrium Hotel Portfolio Trust 1.760% due 12/15/2036 •		8,800	8,682
Avon Finance PLC
1.548% due 09/20/2048 •	GBP	17,700	23,973
2.048% due 09/20/2048 •		17,700	23,966

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.548% due 09/20/2048 •	13,100	17,739
BAMLL Commercial Mortgage Securities Trust
1.710% due 04/15/2036 •	$3,000	2,981
2.110% due 03/15/2034 •	3,319	3,310
2.110% due 09/15/2038 •	4,000	4,002
2.860% due 09/15/2038 •	5,000	5,010
Banc of America Alternative Loan Trust
0.462% due 06/25/2037 •	361	275
6.000% due 06/25/2046 ^	1,537	1,403
6.538% due 06/25/2037 ^•(a)	388	69
Banc of America Commercial Mortgage Trust
5.822% due 02/10/2051 ~	3,318	3,366
5.872% due 02/10/2051 ~	2,521	2,526
Banc of America Funding Trust
0.312% due 05/26/2037 •	34,612	33,052
0.432% due 01/27/2035 •	6,505	6,453
2.726% due 02/20/2036 ^~	832	818
3.417% due 01/20/2047 ^~	199	194
6.000% due 09/25/2036	21	22
Banc of America Mortgage Trust
2.509% due 05/25/2034 ~	27	28
2.738% due 06/25/2034 ~	50	51
2.764% due 04/25/2035 ^~	2,236	2,286
2.840% due 11/20/2046 ^~	73	70
Barclays Commercial Mortgage Securities Trust
1.301% due 07/15/2037 •	2,600	2,592
2.001% due 07/15/2037 •	7,000	6,969
2.501% due 07/15/2037 •	10,600	10,532
Bayview MSR Opportunity Master Fund Trust 0.948% due 10/25/2051 •	1,389	1,390
BCAP LLC Trust
0.262% due 01/26/2037 ~	2,977	2,751
2.743% due 02/26/2036 ~	4,362	4,277
Bear Stearns Adjustable Rate Mortgage Trust
2.116% due 12/25/2046 ^•	447	403
2.141% due 12/25/2046 •	2,017	1,907
2.810% due 10/25/2036 ^~	218	211
3.008% due 05/25/2037 ~	3,021	2,987
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •	30	29
0.422% due 08/25/2036 ^•	5,621	5,371
0.602% due 01/25/2036 ^•	886	1,069
2.785% due 11/25/2035 ^~	758	663
2.868% due 09/25/2035 ^~	507	383
2.910% due 04/25/2035 ~	54	50
3.083% due 08/25/2036 ^~	6,384	5,379
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~	76	76
5.657% due 10/12/2041 ~	233	232
Bear Stearns Mortgage Funding Trust 0.562% due 09/25/2046 ^•	99	100
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~	2,317	1,949
Beast Mortgage Trust
1.700% due 03/15/2036 •	3,000	2,999
2.200% due 03/15/2036 •	2,940	2,940
2.750% due 03/15/2036 •	3,000	3,002
Beneria Cowen & Pritzer Collateral Funding Corp.
1.706% due 06/15/2038 •	5,000	4,952
2.602% due 06/15/2038 •	12,750	12,633
BHP Trust
1.881% due 08/15/2036 •	7,700	7,636
2.678% due 08/15/2036 •	5,810	5,751
BPCRE Ltd.
1.659% due 02/15/2037 •	17,000	17,010
2.009% due 02/15/2037 •	19,000	18,990
Braemar Hotels & Resorts Trust 1.360% due 06/15/2035 •	3,175	3,160
BWAY Mortgage Trust
2.310% due 09/15/2036 •	6,000	6,004
2.960% due 09/15/2036 •	7,000	6,996
BX Commercial Mortgage Trust
1.310% due 04/15/2034 •	2,500	2,461
1.330% due 05/15/2030 •	3,900	3,878
1.760% due 04/15/2034 •	11,733	11,575
BXP Trust 3.379% due 06/13/2039	10,300	10,896
Cascade Funding Mortgage Trust
1.374% due 02/25/2031 ~	7,250	7,168
1.847% due 02/25/2031 ~	9,000	8,885
CD Mortgage Trust 3.431% due 08/15/2050	4,600	4,930
Chase Mortgage Finance Trust 2.460% due 02/25/2037 ~	38	39
ChaseFlex Trust
0.442% due 05/25/2037 •	1,446	1,407

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

0.452% due 02/25/2037 •		4,969	1,537
0.502% due 05/25/2037 •		8,700	8,174
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 0.402% due 08/25/2037 •		2,811	2,645
Chester B1 Issuer PLC
1.350% (SONIO/N + 1.300%) due 01/17/2058 ~	GBP	1,000	1,359
1.650% (SONIO/N + 1.600%) due 01/17/2058 ~		1,100	1,491
Citigroup Commercial Mortgage Trust
1.910% due 12/15/2036 •		$796	790
2.060% due 02/15/2039 •		11,720	11,822
2.110% due 02/15/2039 •		6,446	6,478
2.260% due 02/15/2039 •		28,335	28,412
2.461% due 02/15/2039 •		36,351	36,357
3.778% due 09/10/2058		13,800	14,790
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		3	4
2.490% due 03/25/2036 ^•		27	27
2.500% due 05/25/2051 ~		35,314	35,325
2.609% due 02/20/2036 ~		3,840	3,612
3.098% due 06/27/2037 ~		7,028	6,573
3.228% due 09/25/2059 þ		3,809	3,816
6.000% due 08/25/2037 ~		1,824	1,056
Citigroup Mortgage Loan Trust, Inc. 3.441% due 08/25/2035 ^~		570	583
Colony Mortgage Capital Ltd. 1.588% due 11/15/2038 •		5,000	4,998
Commercial Mortgage Lease-Backed Certificates 8.055% due 06/20/2031 ~		9,526	9,838
Commercial Mortgage Trust 1.500% due 12/10/2045 ~(a)		5,145	44
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^		44	35
Countrywide Alternative Loan Trust
0.342% due 06/25/2036 •		2,386	2,363
0.382% due 04/25/2047 •		347	319
0.462% due 11/25/2036 •		2,507	2,833
0.482% due 09/25/2046 ^•		2,340	2,304
0.502% due 06/25/2036 ^•		1,614	768
0.662% due 08/25/2047 ^•		3,512	3,379
0.743% due 11/20/2035 •		260	252
0.744% due 12/20/2035 •		1,719	1,641
0.802% due 05/25/2036 •		199	94
1.482% due 08/25/2035 •		3,765	3,676
1.582% due 09/25/2035 •		393	382
2.120% due 03/25/2047 ^•		94	83
2.132% due 10/20/2035 •		1,250	998
2.825% due 05/25/2036 ~		1,858	1,748
5.498% due 06/25/2036 •(a)		1,597	354
5.500% due 07/25/2035		5,941	5,498
6.000% due 07/25/2036 ^		18,527	11,889
6.000% due 08/25/2036 •		1,353	1,397
6.000% due 08/25/2036		1,677	1,731
6.000% due 04/25/2037		4,383	2,828
6.000% due 04/25/2037 ^		2,761	1,962
6.000% due 07/25/2037		13,297	9,331
6.500% due 12/25/2036		9,003	5,970
6.848% due 10/25/2037 ^•(a)		6,535	1,838
Countrywide Home Loan Mortgage Pass-Through Trust
0.762% due 02/25/2035 •		443	447
2.441% due 01/25/2036 ~		49	46
2.718% due 02/25/2047 ^~		566	554
2.791% due 01/25/2036 ^~		1,544	1,471
2.971% due 03/25/2037 ^~		448	425
2.995% due 11/25/2037 ~		1,277	1,268
4.500% due 05/01/2034		225	228
5.500% due 01/25/2035		229	235
5.750% due 05/25/2037 ^		25	15
5.750% due 07/25/2037 ^		1,484	1,055
6.000% due 01/25/2038		280	186
6.250% due 09/25/2037 ^		78	63
6.500% due 10/25/2037 ^		10,219	4,947
6.500% due 11/25/2037 ^		4,528	2,452
Countrywide Home Loan Reperforming REMIC Trust
0.442% due 01/25/2036 •		236	233
4.551% due 01/25/2034 ^~		3,297	3,242
7.500% due 06/25/2035 ^		449	478
Credit Suisse Commercial Mortgage Trust 5.627% due 01/15/2049 ^~(c)		2,500	3,657
Credit Suisse Mortgage Capital Certificates
2.989% due 09/27/2047 ~		952	965
3.000% due 11/25/2056 ~		7,748	7,945
3.050% due 01/26/2047 ~		2,978	1,837
5.692% due 10/26/2036 ~		649	633
6.250% due 05/26/2048		6,380	5,511
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		29,800	29,824

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.910% due 07/15/2038 •		4,000	4,000
1.926% due 07/27/2061 ~		34,996	34,656
2.410% due 07/15/2038 •		5,000	5,002
2.500% due 07/25/2056 ~		2,473	2,492
2.691% due 03/25/2060 ~		9,633	9,674
2.973% due 12/26/2059 ~		2,257	2,262
3.010% due 07/15/2038 •		10,000	10,009
3.023% due 08/25/2060 ~		3,165	3,185
3.052% due 07/25/2050 ~		3,519	3,597
4.786% due 05/27/2053 ~		2,241	2,419
CRSNT Commercial Mortgage Trust
1.310% due 04/15/2036 •		24,753	24,751
1.660% due 04/15/2036 •		10,913	10,915
2.110% due 04/15/2036 •		17,000	17,007
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		3,100	3,252
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.402% due 03/25/2037 ^•		1,162	1,178
0.402% due 09/25/2047 ^•		17,851	17,445
0.582% due 01/25/2047 •		1,883	1,834
DOLP Trust 3.704% due 05/10/2041 ~		46,540	45,593
DROP Mortgage Trust
1.810% due 04/15/2026 •		5,000	5,006
2.360% due 04/15/2026 •		7,200	7,212
Ellington Financial Mortgage Trust 2.296% due 06/25/2066 ~		2,200	2,157
Eurosail PLC 0.865% due 09/13/2045 •	GBP	1,161	1,539
Extended Stay America Trust
1.490% due 07/15/2038 •		$34,819	34,880
1.810% due 07/15/2038 •		35,018	35,086
2.360% due 07/15/2038 •		39,594	39,687
2.960% due 07/15/2038 •		2,984	2,993
Fannie Mae 5.948% due 07/25/2049 •(a)		5,806	801
First Horizon Alternative Mortgage Securities Trust 2.496% due 07/25/2036 ~		132	126
First Horizon Mortgage Pass-Through Trust
2.710% due 11/25/2035 ~		13	12
2.773% due 08/25/2035 ~		93	74
Freddie Mac
0.700% due 01/25/2034 •		1,033	1,033
0.700% due 01/25/2051 •		476	476
1.700% due 01/25/2034 •		2,250	2,261
1.850% due 01/25/2051 •		3,000	3,009
2.150% due 10/25/2033 •		3,500	3,567
2.850% due 10/25/2050 •		1,771	1,786
4.000% due 11/25/2049 (a)		6,653	1,032
4.500% due 10/25/2051 (a)		16,428	2,434
GCAT LLC 2.981% due 09/25/2025 þ		2,625	2,646
GCAT Trust 2.565% due 05/25/2066		9,952	9,867
GCT Commercial Mortgage Trust
1.360% due 02/15/2038 •		10,000	10,007
1.810% due 02/15/2038 •		9,800	9,801
Global Mortgage Securitization Ltd. 0.372% due 04/25/2032 •		1,311	1,281
GMAC Mortgage Corp. Loan Trust 2.875% due 05/25/2035 ~		10	10
GPMT Ltd.
1.704% due 07/16/2035 •		15,000	15,009
2.054% due 07/16/2035 •		5,000	5,001
2.504% due 07/16/2035 •		10,000	10,017
Great Hall Mortgages PLC 0.344% due 06/18/2039 •		389	383
GreenPoint Mortgage Funding Trust 0.562% due 02/25/2037 •		11,114	10,991
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	11,290	12,630
GS Mortgage Securities Corp. Trust
1.310% due 07/15/2031 •		$11,605	11,440
1.360% due 07/15/2025 •		1,596	1,592
1.560% due 07/15/2025 •		4,318	4,303
1.560% due 07/15/2031 •		3,293	3,214
1.760% due 12/15/2036 •		4,115	4,107
1.810% due 08/15/2032 •		2,020	2,012
1.840% due 06/15/2038 •		4,000	3,990
1.910% due 07/15/2025 •		5,723	5,690
2.110% due 06/15/2038 •		5,000	4,983
4.579% due 10/10/2032		26,200	26,332
GS Mortgage Securities Trust
0.731% due 08/10/2043 ~(a)		14,916	112
3.805% due 10/10/2035 ~		11,300	11,384

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~		17,128	16,838
3.207% due 07/25/2061 ~		5,664	5,574
4.211% due 07/25/2061 ~		2,039	2,005
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		3,551	3,559
2.500% due 02/25/2052 ~		12,019	12,098
3.625% due 01/25/2059 ~		18,306	18,853
GSMPS Mortgage Loan Trust
0.452% due 01/25/2036 •		632	532
0.502% due 04/25/2036 •		6,323	5,522
3.358% due 03/25/2035 ~		3,894	4,038
3.379% due 01/25/2036 ~		3,299	3,263
GSMSC Resecuritization Trust 2.878% due 06/26/2037 ~		4,940	4,712
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^		757	375
Harben Finance PLC 0.914% due 08/20/2056 •	GBP	446	604
HarborView Mortgage Loan Trust
0.294% due 01/19/2038 •		$16,490	16,096
0.309% due 12/19/2036 •		4,549	4,288
0.524% due 11/19/2036 •		4,822	4,567
0.724% due 08/19/2045 •		36	36
1.982% due 09/19/2035 •		4,605	4,212
2.082% due 10/19/2035 •		20,817	14,442
2.084% due 04/19/2034 ~		79	76
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		3,612	3,627
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	41,249	55,999
Hilton Orlando Trust
1.560% due 12/15/2034 •		$5,000	4,963
1.960% due 12/15/2034 •		22,027	21,815
Homestar Mortgage Acceptance Corp. 0.897% due 03/25/2034 •		2,668	2,671
HPLY Trust
1.710% due 11/15/2036 •		3,527	3,496
2.110% due 11/15/2036 •		19,499	19,286
2.460% due 11/15/2036 •		275	271
HSI Asset Loan Obligation Trust
0.472% due 12/25/2036 •		778	121
6.528% due 12/25/2036 •(a)		762	156
HSI Asset Securitization Corp. Trust 0.912% due 07/25/2035 •		5,445	5,590
Hundred Acre Wood Trust 0.948% due 10/25/2051 •		8,437	8,445
Impac Secured Assets Trust
0.662% due 08/25/2036 •		1,751	1,723
0.802% due 05/25/2036 •		11	11
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043		2,000	2,115
Independence Plaza Trust 3.911% due 07/10/2035		18,830	19,338
IndyMac IMSC Mortgage Loan Trust 2.889% due 06/25/2037 ^~		12,517	10,050
IndyMac INDX Mortgage Loan Trust
0.282% due 02/25/2037 ^•		2,292	2,285
0.502% due 10/25/2036 •		8	8
0.882% due 12/25/2034 •		323	275
2.420% due 08/25/2035 ~		43	42
2.624% due 09/25/2036 ^~		2,496	2,251
2.830% due 09/25/2036 ^~		157	143
InTown Hotel Portfolio Trust 3.460% due 01/15/2033 •		6,500	6,493
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2.220% due 05/15/2034 •		5,000	5,012
J.P. Morgan Chase Commercial Mortgage Securities Trust
1.560% due 02/15/2035 •		1,220	1,216
1.860% due 03/15/2036 •		1,900	1,896
2.250% due 10/15/2032 •		384	381
2.410% due 03/15/2036 •		19,450	19,410
Jefferies Resecuritization Trust 5.789% due 06/25/2047 ~		703	646
JP Morgan Alternative Loan Trust
0.422% due 11/25/2036 ^•		1,725	1,662
6.000% due 12/27/2036		2,933	2,113
JP Morgan Chase Commercial Mortgage Securities Trust
1.410% due 06/15/2032 •		854	854
1.710% due 06/15/2032 •		9,063	9,060
2.210% due 06/15/2032 •		12,298	12,293
3.210% due 03/15/2036 •		4,000	3,992
5.337% due 05/15/2047		22,403	21,270
5.868% due 01/12/2038 ~		813	821
JP Morgan Mortgage Trust
1.000% due 05/25/2052 •		26,619	26,677

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.314% due 07/25/2035 ~	3	3
2.706% due 11/25/2035 ~	3,240	3,116
2.760% due 04/25/2035 ~	19	19
2.944% due 06/25/2036 ~	3,983	3,392
3.000% due 01/25/2052 ~	127,264	130,831
3.000% due 02/25/2052 «	41,000	41,822
3.000% due 04/25/2052 ~	126,634	129,162
3.000% due 05/25/2052 «~	133,300	132,859
3.110% due 01/25/2037 ~	2,554	2,420
7.000% due 08/25/2037 ^	1,053	746
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,904	2,998
6.000% due 09/26/2036 ~	4,969	4,202
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	17,515	16,634
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	6,090	6,451
4.250% due 09/29/2046 «	32,304	35,381
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	4,686	4,815
3.508% due 11/24/2042 «•	11,256	11,682
LB-UBS Commercial Mortgage Trust
0.157% due 02/15/2040 ~(a)	2,571	0
5.111% due 07/15/2040 ~	2,563	2,574
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	7,519	7,436
1.750% due 07/25/2061 þ	9,702	9,621
1.892% due 10/25/2066 þ	6,485	6,482
1.991% due 09/25/2060 ~	4,996	5,011
2.250% due 07/25/2067 þ	8,553	8,536
2.734% due 01/25/2060 þ	1,715	1,725
3.000% due 06/25/2059 þ	2,945	2,952
3.250% due 11/25/2059 þ	227	228
Lehman Mortgage Trust
0.422% due 08/25/2036 ^•	113	80
0.552% due 11/25/2036 •	27,216	5,602
5.750% due 02/25/2037 ^	4,540	3,885
6.447% due 11/25/2036 •(a)	17,130	4,436
Lehman XS Trust
0.342% due 08/25/2036 ^•	119	137
0.462% due 12/25/2036 •	2,474	2,612
0.562% due 04/25/2046 ^•	3,427	3,789
1.002% due 08/25/2047 ^•	2,556	2,348
LoanCore Issuer Ltd. 1.414% due 07/15/2035 •	8,900	8,899
Luminent Mortgage Trust 0.562% due 05/25/2037 ^•	37	35
LUXE Commercial Mortgage Trust
1.860% due 10/15/2038 •	13,069	13,073
2.360% due 10/15/2038 •	47,401	47,414
2.860% due 10/15/2038 •	16,074	16,087
MASTR Asset Securitization Trust 6.250% due 01/25/2038	565	412
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	1,001	807
7.000% due 07/25/2035	2,491	2,237
Merrill Lynch Mortgage Investors Trust 2.424% due 02/25/2036 ^~	450	348
MF1 Multifamily Housing Mortgage Loan Trust 1.364% due 07/15/2036 •	20,000	19,974
MFA Trust 2.306% due 04/25/2065 ~	8,966	8,879
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,628	1,656
2.750% due 08/25/2059 ~	8,822	8,971
ML-CFC Commercial Mortgage Trust 5.324% due 12/12/2049 ~	333	329
Morgan Stanley Bank of America Merrill Lynch Trust 0.907% due 12/15/2048 ~(a)	7,296	50
Morgan Stanley Capital Trust
1.360% due 11/15/2034 •	2,500	2,497
1.510% due 11/15/2034 •	4,000	3,994
1.908% due 12/15/2023 •	8,896	8,885
2.428% due 04/05/2042 ~	18,600	18,724
2.487% due 12/15/2023 •	24,544	24,499
3.186% due 12/15/2023 •	42,522	42,418
5.316% due 11/14/2042 ~	760	749
5.569% due 10/12/2052 ~	719	753
5.574% due 11/12/2049 ~	2,085	1,590
6.014% due 06/11/2042 ~	4,200	4,210
Morgan Stanley Mortgage Loan Trust
1.002% due 02/25/2036 ^•	232	219
2.395% due 12/25/2035 ~	4,687	4,617
3.027% due 09/25/2035 ^~	59	48
5.500% due 10/25/2037 ^	449	452
5.701% due 02/25/2047 þ	2,363	1,261

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Morgan Stanley Re-REMIC Trust 0.272% due 02/26/2037 •		11,032	10,965
Mortgage Equity Conversion Asset Trust
0.770% due 01/25/2042 •		20,936	20,255
0.780% due 02/25/2042 •		4,344	4,017
0.780% due 05/25/2042 •		11,091	10,741
MortgageIT Securities Corp. Mortgage Loan Trust 0.562% due 06/25/2047 •		2,676	2,667
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		10,180	10,997
New Residential Mortgage Loan Trust
2.201% due 10/25/2058 ~		10,000	9,903
2.750% due 07/25/2059 ~		32,938	33,594
2.750% due 11/25/2059 ~		266	270
3.008% due 10/25/2058 ~		5,500	5,425
3.500% due 10/25/2059 ~		3,261	3,390
3.963% due 10/25/2058 ~		2,500	2,466
New York Mortgage Trust 0.432% due 08/25/2035 •		769	760
One Bryant Park Trust 2.516% due 09/15/2054		50,000	50,711
Preferred Residential Securities PLC 1.098% due 12/15/2043 •	GBP	2,635	3,431
PRET LLC 2.487% due 10/25/2051 «~		$4,800	4,778
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		16,809	16,616
RBSGC Mortgage Loan Trust 0.402% due 01/25/2037 •		20,646	4,809
RBSSP Resecuritization Trust
2.660% due 12/25/2035 ~		2,807	2,768
5.834% due 06/26/2037 ~		196	185
RCO Mortgage LLC 1.868% due 05/26/2026 þ		3,598	3,582
Ready Capital Mortgage Financing LLC
1.402% due 04/25/2038 •		5,000	4,984
1.852% due 04/25/2038 •		10,000	9,983
2.352% due 04/25/2038 •		5,000	5,001
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	11,563	9,319
3.650% due 08/12/2053		8,300	6,917
Residential Accredit Loans, Inc. Trust
0.242% due 01/25/2037 •		$2,004	2,005
0.292% due 05/25/2037 •		4,181	4,044
0.402% due 08/25/2035 •		141	121
0.452% due 08/25/2035 ^•		763	641
0.502% due 06/25/2037 •		3,161	2,434
0.502% due 10/25/2046 •		1,058	1,052
0.902% due 10/25/2045 •		108	95
1.010% due 10/25/2037 ~		4,841	4,790
1.442% due 09/25/2045 •		2,270	2,229
3.503% due 05/25/2035 ^~		63	42
6.498% due 06/25/2037 •(a)		3,161	636
8.000% due 04/25/2036 ^•		167	155
Residential Asset Securitization Trust 6.250% due 08/25/2036		483	421
Residential Funding Mortgage Securities, Inc. Trust 3.780% due 04/25/2037 ~		189	168
RESIMAC Bastille Trust 0.954% due 12/05/2059 •		233	233
Ripon Mortgages PLC
0.914% due 08/20/2056 •	GBP	897	1,216
1.614% due 08/20/2056 •		8,100	10,979
RiverView HECM Trust 0.372% due 05/25/2047 •		$5,447	5,019
Seasoned Credit Risk Transfer Trust 4.250% due 11/25/2059 ~		1,100	1,125
Sequoia Mortgage Trust 3.042% due 07/20/2037 ~		82	68
SFO Commercial Mortgage Trust
1.610% due 05/15/2038 •		5,500	5,511
1.910% due 05/15/2038 •		14,500	14,537
2.510% due 05/15/2038 •		5,500	5,519
Stanlington PLC 1.095% due 06/12/2046 •	GBP	335	455
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		$6,564	6,511
3.386% due 11/25/2066 ~		9,324	9,324
Starwood Mortgage Trust
1.810% due 04/15/2034 •		5,000	5,013
2.360% due 04/15/2034 •		9,200	9,213
Stratton Mortgage Funding PLC
1.550% due 07/20/2060 •	GBP	24,700	33,582
2.050% due 07/20/2060 •		6,500	8,858
2.550% due 07/20/2060 •		7,600	10,414
3.050% due 07/20/2060 •		10,900	15,016

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
0.402% due 02/25/2037 •		$3,278	3,346
1.077% due 08/25/2035 •		6,997	6,845
2.402% due 12/25/2037 ^•		2,960	2,965
2.792% due 08/25/2035 ~		347	334
2.836% due 05/25/2035 ~		1,212	1,019
Structured Asset Mortgage Investments Trust
0.462% due 07/25/2046 •		60	54
0.482% due 07/25/2046 ^•		4,103	3,350
0.542% due 05/25/2036 •		419	411
Structured Asset Securities Corp.
0.352% due 07/25/2035 •		742	715
0.362% due 11/25/2035 •		7,088	6,669
3.158% due 01/25/2036 ~		1,721	1,684
4.206% due 11/25/2035 ~(a)		7,088	738
Structured Asset Securities Corp. Mortgage Loan Trust 0.392% due 10/25/2036 •		218	199
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.210% due 09/25/2033 ~		46	48
Tharaldson Hotel Portfolio Trust
1.504% due 11/11/2034 •		8,652	8,619
1.754% due 11/11/2034 •		2,997	2,979
Thornburg Mortgage Securities Trust
1.002% due 03/25/2044 •		19	19
1.861% due 03/25/2037 ^•		5,034	4,735
Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	17,109	23,204
1.250% due 02/20/2054 •		839	1,141
Towd Point Mortgage Funding PLC
0.914% (BP0003M + 0.800%) due 02/20/2045 ~		374	508
1.236% due 10/20/2051 •		7,623	10,399
UBS-Barclays Commercial Mortgage Trust 0.214% due 08/10/2049 ~(a)		$178,586	297
UWM Mortgage Trust
1.000% due 12/25/2051 •		17,200	17,216
1.050% due 09/25/2051 •		9,390	9,391
VASA Trust
1.360% due 07/15/2039 •		11,000	10,998
1.860% due 07/15/2039 •		16,314	16,316
2.210% due 07/15/2039 •		11,635	11,639
VMC Finance LLC
1.554% due 06/16/2036 •		6,000	6,003
1.904% due 06/16/2036 •		7,000	7,005
2.354% due 06/16/2036 •		3,000	3,002
Wachovia Bank Commercial Mortgage Trust 5.697% due 02/15/2051 ~		1,264	976
WaMu Commercial Mortgage Securities Trust
1.651% due 11/23/2043 ~		2,150	2,153
2.157% due 12/27/2049 ~		168	168
2.312% due 12/27/2049 ~		7,369	7,310
WaMu Mortgage Pass-Through Certificates Trust
0.843% due 11/25/2034 •		652	633
0.852% due 04/25/2047 ^•		802	743
0.882% due 10/25/2044 •		2,303	2,279
0.892% due 07/25/2047 •		567	513
1.475% due 01/25/2047 •		5,542	5,534
2.729% due 01/25/2035 ~		3,825	3,888
2.930% due 07/25/2037 ^~		75	75
3.070% due 12/25/2036 ^~		859	853
3.094% due 12/25/2035 ^~		484	440
3.109% due 07/25/2037 ^~		38	39
3.256% due 03/25/2037 ^~		4,586	4,613
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	738
0.998% due 12/21/2049 •		15,798	21,432
1.698% due 12/21/2049 •		2,387	3,243
2.198% due 12/21/2049 •		1,193	1,622
2.698% due 12/21/2049 •		682	927
3.198% due 12/21/2049 •		682	924
Washington Mutual Mortgage Pass-Through Certificates Trust
0.602% due 02/25/2036 •		$232	202
0.782% due 01/25/2047 •		1,614	1,444
4.142% due 09/25/2036 ^þ		5,554	2,230
5.750% due 11/25/2035 ^		803	831
6.500% due 03/25/2036 ^		7,225	6,186
Wells Fargo Alternative Loan Trust 0.643% due 03/25/2037 ^•		431	378
Wells Fargo Commercial Mortgage Trust
0.955% due 12/13/2031 •		11,140	11,064
1.205% due 12/13/2031 •		9,273	9,138
1.850% due 02/15/2037 •		3,600	3,580
1.950% due 12/13/2031 •		220	211
2.652% due 08/15/2049		600	621
Wells Fargo Mortgage-Backed Securities Trust
0.602% due 06/25/2037 ^•		51	44
2.667% due 11/25/2037 ^~		5,010	4,989

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

ZH Trust
2.253% due 02/18/2027		5,700	5,684
2.349% due 10/17/2027		38,300	38,130

Total Non-Agency Mortgage-Backed Securities (Cost $3,222,500)			3,221,411

ASSET-BACKED SECURITIES 29.8%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		6,248	6,206
Accredited Mortgage Loan Trust
0.362% due 09/25/2036 •		6,819	6,753
0.502% due 12/25/2035 •		3,050	3,053
0.582% due 09/25/2035 •		2,840	2,837
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	2,038	2,320
ACE Securities Corp. Home Equity Loan Trust
0.222% due 02/25/2037 •		$3,732	2,065
0.362% due 10/25/2036 •		5,920	2,865
0.402% due 12/25/2036 •		4,108	2,986
0.542% due 01/25/2037 •		5,125	1,665
0.702% due 02/25/2036 •		1,057	1,055
0.717% due 12/25/2035 •		12,115	11,956
1.077% due 11/25/2033 •		2,759	2,758
1.272% due 02/25/2035 •		11,788	11,830
Aegis Asset-Backed Securities Trust
0.792% due 03/25/2035 •		5,375	5,367
1.047% due 06/25/2035 •		4,000	3,427
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.932% due 12/25/2034 •		1,759	1,763
American Credit Acceptance Receivables Trust 4.840% due 04/14/2025		7,500	7,778
American Money Management Corp. CLO Ltd. 1.096% due 11/10/2030 •		25,400	25,492
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.017% due 01/25/2035 •		4,669	4,682
1.122% due 01/25/2036 •		5,000	4,856
2.052% due 06/25/2034 •		559	564
Apex Credit CLO Ltd. 1.814% due 09/20/2029 •		11,875	11,866
Argent Securities Trust
0.402% due 07/25/2036 •		15,401	14,757
0.482% due 03/25/2036 •		2,873	2,783
Asset-Backed Funding Certificates Trust 1.352% due 06/25/2034 •		1,153	1,152
Asset-Backed Securities Corp. Home Equity Loan Trust
0.182% due 05/25/2037 •		355	286
0.322% due 12/25/2036 •		9,200	8,594
0.602% due 03/25/2036 •		1,546	1,459
1.062% due 11/25/2033 •		2,641	2,595
Ayresome CDO Ltd. 0.520% due 12/08/2045 •		2,352	2,308
Bayview Financial Asset Trust 0.542% due 03/25/2037 •		4,573	4,349
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		579	583
Bear Stearns Asset-Backed Securities Trust
0.252% due 11/25/2036 •		1,875	1,839
0.302% due 12/25/2036 •		1,040	1,040
0.582% due 07/25/2036 •		5,997	5,951
0.957% due 07/25/2034 •		4,238	4,210
1.182% due 12/25/2035 •		5,090	4,375
1.302% due 06/25/2036 •		5,925	5,938
2.402% due 09/25/2033 •		141	75
6.000% due 03/25/2036		6,103	4,334
6.500% due 09/25/2046		16,944	7,009
Benefit Street Partners CLO Ltd. 1.624% due 10/15/2030 •		17,500	17,479
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		32,620	32,608
Black Diamond CLO DAC 0.650% due 10/03/2029 •	EUR	91	104
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •		2,800	3,191
Blackrock European CLO DAC 0.620% due 10/15/2031 •		6,900	7,825
BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		5,700	6,482
1.050% due 01/15/2031		500	567
BNC Mortgage Loan Trust
0.322% due 03/25/2037 •		$29,581	25,664
0.392% due 05/25/2037 •		10,000	8,736
BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	250	285
Business Loan Express Business Loan Trust 0.392% due 09/25/2038 •		$1,271	1,218

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Cairn CLO DAC 0.780% due 10/15/2031 •	EUR	5,000	5,704
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		6,700	7,616
Carlyle Global Market Strategies CLO Ltd. 1.136% due 07/28/2028 •		$2,348	2,351
Carrington Mortgage Loan Trust 0.322% due 10/25/2036 •		11,809	10,437
Centex Home Equity Loan Trust 1.062% due 03/25/2035 •		1,653	1,632
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		4,200	4,275
Citicorp Residential Mortgage Trust 4.860% due 06/25/2037 þ		9,000	7,871
Citigroup Mortgage Loan Trust
0.242% due 12/25/2036 •		75	75
0.252% due 12/25/2036 •		3,243	1,653
0.282% due 01/25/2037 •		2,860	2,545
0.362% due 08/25/2036 •		4,728	4,704
0.362% due 07/25/2045 •		6,374	5,578
0.402% due 10/25/2036 •		6,736	4,911
0.423% due 09/25/2036 •		429	370
Citigroup Mortgage Loan Trust, Inc. 0.777% due 10/25/2035 ^•		3,555	3,561
College Avenue Student Loans LLC
1.303% due 12/26/2047 •		1,860	1,880
1.753% due 11/26/2046 •		3,791	3,839
4.130% due 12/26/2047		2,554	2,651
Commonbond Student Loan Trust 1.980% due 08/25/2050		8,178	8,174
Conseco Finance Corp. 6.280% due 09/01/2030		2,734	2,818
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	5,558
Countrywide Asset-Backed Certificates
0.242% due 06/25/2037 •		6,281	6,010
0.242% due 07/25/2037 ^•		1,200	1,183
0.242% due 06/25/2047 •		2,231	2,163
0.242% due 06/25/2047 ^•		21,927	21,111
0.252% due 05/25/2037 •		83	83
0.302% due 09/25/2047 ^•		845	830
0.322% due 09/25/2037 ^•		467	483
0.322% due 09/25/2047 ^•		1,748	1,707
0.353% due 02/25/2036 •		1,514	1,491
0.362% due 12/25/2036 ^•		1,019	1,017
0.382% due 01/25/2037 •		16,600	15,788
0.582% due 04/25/2036 ^•		246	230
0.657% due 07/25/2036 •		14,425	13,426
1.047% due 11/25/2034 •		1,805	1,793
1.047% due 02/25/2036 •		3,605	3,618
1.122% due 10/25/2032 •		3,896	3,890
1.182% due 01/25/2036 •		14,300	14,323
Countrywide Asset-Backed Certificates Trust
0.262% due 03/25/2037 •		74	74
0.342% due 03/25/2037 •		21,060	20,434
0.362% due 09/25/2046 •		3,100	3,052
0.582% due 10/25/2046 •		6,178	6,080
0.602% due 04/25/2046 ^•		2,878	2,820
1.002% due 05/25/2036 •		2,070	2,065
Countrywide Asset-Backed Certificates Trust, Inc.
0.842% due 08/25/2047 •		1,437	1,423
0.902% due 08/25/2047 •		77	77
1.002% due 10/25/2034 •		506	502
CPS Auto Receivables Trust 5.000% due 03/17/2025		1,000	1,038
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.425% due 02/16/2041 •		248,640	9,337
0.543% due 12/15/2034 •		16,273	1,775
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		117	93
0.402% due 05/25/2036 •		3,001	2,439
0.582% due 05/25/2036 •		4,810	3,964
6.250% due 10/25/2036 þ		141	142
Credit-Based Asset Servicing & Securitization Trust 0.162% due 11/25/2036 •		2,172	1,309
Crown City CLO 1.512% due 01/20/2032 •		1,100	1,102
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 ^þ		62	15
CVC Cordatus Loan Fund DAC
0.650% due 07/21/2030 •	EUR	700	797
0.650% due 10/15/2031 •		7,500	8,511
CWHEQ Revolving Home Equity Loan Trust 0.290% due 05/15/2036 •		$2,993	2,953
Dryden Euro CLO BV
0.660% due 04/15/2033 •	EUR	6,500	7,383

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.650% due 04/15/2033		5,600	6,379
Dryden Senior Loan Fund 1.144% due 04/15/2029 •		$13,190	13,196
DT Auto Owner Trust 3.850% due 08/17/2026		2,470	2,541
ECMC Group Student Loan Trust 1.102% due 07/25/2069 •		6,635	6,715
Ellington Loan Acquisition Trust
1.152% due 05/25/2037 •		2,411	2,421
1.202% due 05/25/2037 •		5,143	5,147
1.602% due 05/25/2037 •		6,450	6,450
EMC Mortgage Loan Trust 1.202% due 08/25/2040 •		554	554
Encore Credit Receivables Trust 1.137% due 10/25/2035 •		3,552	3,527
Equifirst Loan Securitization Trust 0.292% due 04/25/2037 •		11,091	10,782
Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	4,300	4,870
1.400% due 04/24/2034 •		2,200	2,509
1.600% due 04/24/2034		2,800	3,193
Exeter Automobile Receivables Trust 4.680% due 05/15/2026		$8,180	8,538
First Franklin Mortgage Loan Trust
0.212% due 12/25/2037 •		1,760	1,734
0.262% due 11/25/2036 •		2,565	2,542
0.422% due 04/25/2036 •		3,105	3,055
0.672% due 02/25/2036 •		5,500	5,301
0.852% due 12/25/2035 •		11,660	11,618
1.752% due 01/25/2035 •		5,671	5,662
Flagship Credit Auto Trust
5.100% due 05/15/2025		7,181	7,365
5.280% due 12/15/2025		5,500	5,793
5.510% due 11/17/2025		9,350	9,727
Foursight Capital Automobile Receivables Trust 4.620% due 06/15/2027		2,500	2,558
Fremont Home Loan Trust
0.242% due 01/25/2037 •		12,563	8,313
0.262% due 08/25/2036 •		23,048	10,035
0.422% due 05/25/2036 •		17,431	13,109
1.032% due 04/25/2035 •		9,763	9,671
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		15,100	15,079
Gallatin CLO Ltd. 1.180% due 01/21/2028 •		1,853	1,853
GE-WMC Mortgage Securities Trust 0.402% due 08/25/2036 •		14,143	8,410
Glacier Funding CDO Ltd. 0.834% due 11/12/2042 •		280	279
Goodgreen Trust 3.930% due 10/15/2053 ~		7,191	7,482
Greystone Commercial Real Estate Notes Ltd. 1.290% due 09/15/2037 •		13,600	13,579
GSAA Home Equity Trust
0.562% due 04/25/2047 •		6,766	4,111
0.702% due 05/25/2047 •		370	286
1.967% due 02/25/2035 •		900	945
6.000% due 08/25/2047 ^		354	342
GSAMP Trust
0.222% due 12/25/2036 •		861	552
0.242% due 12/25/2036 •		6,088	4,083
0.252% due 08/25/2036 •		1,730	1,561
0.987% due 07/25/2045 •		4,400	4,385
Harley Marine Financing LLC 5.682% due 05/15/2043 «		13,571	13,130
Harvest CLO DAC 0.680% due 10/20/2031 •	EUR	7,500	8,525
Harvest SBA Loan Trust 2.342% due 08/25/2044 •		$7,560	7,498
Hildene CLO Ltd. 1.481% due 10/10/2038 •		18,144	17,889
Home Equity Asset Trust
0.807% due 01/25/2036 •		17,500	17,316
1.077% due 12/25/2034 •		962	962
Home Equity Mortgage Loan Asset-Backed Trust
0.342% due 08/25/2036 •		7,500	6,926
0.342% due 04/25/2037 •		5,112	4,090
HSI Asset Securitization Corp. Trust
0.252% due 12/25/2036 •		5,669	5,342
0.292% due 01/25/2037 •		2,680	2,333
0.302% due 07/25/2036 •		7,439	4,275
0.882% due 11/25/2035 •		1,036	1,036
IndyMac INDB Mortgage Loan Trust 0.242% due 07/25/2036 •		12,015	4,531
Invitation Homes Trust 1.209% due 01/17/2038 •		58,195	58,232

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

JP Morgan Mortgage Acquisition Corp. 0.612% due 02/25/2036 ^•		6,121	6,097
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		1,664	1,655
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	1,900	2,153
0.610% due 04/15/2030 •		5,300	6,025
0.650% due 04/15/2031 •		4,600	5,232
1.650% due 04/15/2031		1,700	1,937
KKR CLO Ltd. 1.722% due 07/18/2030 •		$19,500	19,501
Laurelin DAC 1.800% due 10/20/2031	EUR	10,500	11,982
LCCM Trust 1.550% due 11/15/2038 •		$26,200	26,215
Legacy Mortgage Asset Trust
1.852% due 01/28/2070 •		14,712	14,840
3.438% due 05/25/2059 þ		1,842	1,845
Lehman XS Trust
0.342% due 02/25/2037 •		8,221	8,286
0.422% due 02/25/2037 •		3,053	3,077
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		9,792	9,796
Long Beach Mortgage Loan Trust
0.262% due 10/25/2036 •		20,191	8,482
0.392% due 07/25/2036 •		10,824	8,781
0.402% due 05/25/2036 •		1,467	991
0.422% due 09/25/2036 •		22,079	8,480
0.807% due 11/25/2035 •		8,230	8,201
0.897% due 06/25/2034 •		53	53
1.377% due 02/25/2035 •		659	661
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		703	705
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	680	775
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		1,209	1,377
MAPS Ltd. 4.212% due 05/15/2043		$5,807	5,697
Marathon CLO Ltd. 1.274% due 04/15/2029 •		12,529	12,545
MASTR Asset-Backed Securities Trust
0.262% due 10/25/2036 •		2,447	1,615
0.272% due 10/25/2036 •		234	233
0.332% due 01/25/2037 •		11,155	4,412
0.342% due 10/25/2036 •		8,703	8,341
0.402% due 06/25/2036 •		10,819	5,677
0.462% due 02/25/2036 •		5,407	2,752
0.682% due 12/25/2035 •		868	866
0.852% due 10/25/2035 ^•		5,441	5,549
Merrill Lynch Mortgage Investors Trust
0.242% due 04/25/2047 •		4,913	2,717
0.247% due 08/25/2037 •		9,158	8,884
0.292% due 04/25/2047 •		5,312	2,950
0.322% due 08/25/2037 •		503	324
0.402% due 08/25/2037 •		27,172	17,639
0.622% due 06/25/2035 •		176	175
0.822% due 06/25/2035 •		364	362
MF1 Ltd. 1.858% due 10/16/2036 •		10,000	9,972
MFA Trust 2.363% due 03/25/2060 þ		6,720	6,690
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 05/25/2037 •		4,661	4,049
0.202% due 10/25/2036 •		7,331	4,308
0.312% due 01/25/2037 •		4,355	2,667
0.332% due 09/25/2036 •		5,590	3,239
0.897% due 01/25/2035 •		9,408	9,284
1.032% due 07/25/2034 •		96	94
1.152% due 04/25/2035 •		200	199
2.002% due 02/25/2047 •		3,196	3,090
Morgan Stanley IXIS Real Estate Capital Trust
0.172% due 11/25/2036 •		10,320	4,528
0.252% due 11/25/2036 •		13,442	5,972
0.402% due 07/25/2036 •		18,024	9,509
Morgan Stanley Mortgage Loan Trust
0.582% due 04/25/2037 •		1,616	643
6.226% due 10/25/2036 ^þ		2,583	1,084
Mountain View CLO LLC 1.212% due 10/16/2029 •		13,500	13,505
Mountain View CLO Ltd. 0.942% due 10/13/2027 •		4,592	4,598
MP CLO Ltd. 1.012% due 10/18/2028 •		36,839	36,885
Nassau Ltd. 1.274% due 10/15/2029 •		18,500	18,505

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Navient Private Education Refi Loan Trust 1.690% due 05/15/2069		10,956	10,968
Navient Student Loan Trust 0.903% due 07/26/2066 •		13,499	13,571
New Century Home Equity Loan Trust 1.047% due 06/25/2035 •		1,332	1,332
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.717% due 02/25/2036 •		405	406
NovaStar Mortgage Funding Trust 2.202% due 12/25/2034 •		120	123
OCP CLO Ltd. 0.924% due 07/15/2027 •		118	118
Option One Mortgage Loan Trust
0.232% due 07/25/2037 •		2,563	2,224
0.282% due 04/25/2037 •		186	130
0.837% due 05/25/2035 •		3,000	2,977
Option One Mortgage Loan Trust Asset-Backed Certificates 0.792% due 11/25/2035 •		11,200	11,142
OZLM Ltd.
1.814% due 07/20/2032 •		9,750	9,733
1.832% due 10/20/2031 •		4,885	4,885
Palisades CDO Ltd. 0.778% due 07/22/2039 •		4,983	4,964
Palmer Square Loan Funding Ltd.
1.024% due 10/24/2027 •		5,216	5,219
1.056% due 11/15/2026 •		481	481
1.102% due 04/20/2027 •		3,657	3,659
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.122% due 10/25/2034 •		65	71
1.227% due 10/25/2034 •		21,500	21,671
1.977% due 09/25/2034 •		311	314
2.202% due 09/25/2034 •		9,136	9,231
People's Choice Home Loan Securities Trust 0.987% due 06/25/2034 •		4,889	4,852
Popular ABS Mortgage Pass-Through Trust 0.432% due 07/25/2036 •		5,939	5,875
PRET LLC
1.744% due 07/25/2051 þ		15,219	15,100
1.868% due 07/25/2051 þ		12,574	12,491
2.487% due 07/25/2051 «þ		27,400	27,322
RAAC Trust
0.702% due 06/25/2044 •		33	30
0.802% due 03/25/2034 •		83	84
1.602% due 09/25/2047 •		5,663	5,683
Renaissance Home Equity Loan Trust
0.369% due 05/25/2036 þ		3,159	2,202
5.473% due 01/25/2037 þ		9,149	4,558
5.608% due 05/25/2036 þ		6,859	4,475
5.746% due 05/25/2036 þ		2,181	1,456
6.166% due 05/25/2036 þ		3,448	2,463
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030		35,000	34,939
Residential Asset Mortgage Products Trust
0.782% due 12/25/2035 •		8,382	8,063
1.352% due 10/25/2034 •		4,850	4,829
Residential Asset Securities Corp. Trust
0.352% due 04/25/2037 •		12	12
0.402% due 07/25/2036 •		450	450
0.562% due 06/25/2036 •		12,201	12,008
1.107% due 05/25/2035 •		3,794	3,782
1.137% due 08/25/2035 •		11,600	11,627
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		16,243	14,639
Saranac CLO Ltd. 1.814% due 06/22/2030 •		9,879	9,883
Saxon Asset Securities Trust
0.412% due 09/25/2037 •		1,843	1,819
0.842% due 11/25/2035 •		7,869	7,836
Sculptor CLO Ltd. 1.394% due 01/15/2031 •		16,200	16,204
Securitized Asset-Backed Receivables LLC Trust
0.222% due 09/25/2036 •		3,058	2,647
0.282% due 07/25/2036 •		3,436	1,624
0.422% due 09/25/2036 •		26,719	23,659
0.582% due 09/25/2036 •		4,887	4,405
0.717% due 01/25/2035 •		10,570	10,497
SLM Student Loan Trust
0.000% due 12/15/2033 •	EUR	1,035	1,128
0.002% due 07/25/2039 •		800	897
0.724% due 10/25/2029 •		$2,888	2,895
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		1,094	1,104
2.650% due 09/25/2040		410	415
Sound Point CLO Ltd.
1.104% due 07/25/2030 •		10,000	10,006
1.114% due 01/23/2029 •		21,136	21,143

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

1.932% due 07/20/2032 •	9,250	9,251
Soundview Home Loan Trust
0.212% due 01/25/2037 •	2,944	2,550
0.273% due 07/25/2037 •	324	307
0.662% due 05/25/2036 •	19,297	19,234
1.092% due 06/25/2035 •	4,886	5,039
Specialty Underwriting & Residential Finance Trust
0.252% due 09/25/2037 •	1,146	942
0.452% due 03/25/2037 •	338	255
Sprite Ltd. 4.250% due 12/15/2037	2,495	2,471
START Ireland 4.089% due 03/15/2044	4,242	4,223
Starwood Commercial Mortgage Trust
1.244% due 07/15/2038 •	25,400	25,408
1.909% due 04/18/2038 •	5,000	4,991
2.209% due 04/18/2038 •	7,825	7,822
Store Master Funding LLC 4.290% due 10/20/2048	4,167	4,412
Structured Asset Investment Loan Trust
0.275% due 07/25/2036 •	1,638	1,185
0.702% due 04/25/2036 •	37,292	22,590
0.902% due 04/25/2034 •	4,032	4,003
Structured Asset Securities Corp. Mortgage Loan Trust
0.237% due 07/25/2036 •	420	416
0.237% due 02/25/2037 •	16,480	16,005
0.422% due 12/25/2036 •	26,193	25,395
0.522% due 02/25/2037 •	8,102	8,010
Symphony CLO Ltd. 1.077% due 07/14/2026 •	7,485	7,489
Taberna Preferred Funding Ltd.
0.480% due 05/05/2038 •	2,553	2,412
0.500% due 12/05/2036 •	30,780	26,933
0.570% due 11/05/2035 •	1,999	1,809
TCI-Symphony CLO Ltd. 1.668% due 10/13/2032 •	18,530	18,474
Telos CLO Ltd. 1.072% due 04/17/2028 •	3,971	3,976
Terwin Mortgage Trust 0.602% due 05/25/2038 •	6,302	4,240
THL Credit Wind River Clo Ltd. 1.774% due 04/15/2031 •	13,250	13,251
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ	19,621	19,291
TICP CLO Ltd. 0.972% due 04/20/2028 •	11,531	11,529
Toro ABS CDO Ltd. 0.394% due 02/07/2042 •	265,144	11,428
Towd Point Mortgage Trust
1.102% due 05/25/2058 •	1,031	1,036
1.102% due 10/25/2059 •	7,722	7,768
3.000% due 06/25/2058 ~	3,477	3,565
3.000% due 11/25/2058 ~	2,069	2,095
4.400% due 11/25/2058 ~	4,224	4,231
4.750% due 11/25/2058 ~	18,438	18,550
Tralee CLO Ltd. 1.974% due 10/25/2032 •	3,425	3,427
Trinitas CLO Ltd. 1.154% due 10/25/2028 •	8,647	8,648
Tropic CDO Ltd.
0.444% due 07/15/2036 •	9,856	9,264
0.874% due 04/15/2034 •	82	82
U.S. Capital Funding Ltd. 0.401% due 10/10/2040 •	850	773
Venture CLO Ltd.
1.004% due 04/15/2027 •	4,129	4,128
1.146% due 09/07/2030 •	20,000	19,988
1.152% due 04/20/2029 •	8,641	8,645
1.184% due 07/15/2031 •	5,700	5,701
1.206% due 08/28/2029 •	18,700	18,692
1.904% due 07/30/2032 •	14,200	14,207
Vibrant CLO Ltd.
1.832% due 07/20/2032 •	12,125	12,126
1.870% due 07/20/2032 •	23,200	22,963
Voya CLO Ltd.
1.032% due 07/20/2029 •	54,485	54,473
1.574% due 10/15/2030 •	4,000	3,974
Wells Fargo Home Equity Asset-Backed Securities Trust 2.202% due 11/25/2035 •	10,324	10,717
Westlake Automobile Receivables Trust 3.340% due 06/15/2026	5,000	5,078

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Z Capital Credit Partners CLO Ltd. 1.072% due 07/16/2027 •	290	291

Total Asset-Backed Securities (Cost $2,247,979)		2,243,801

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.0%		1,118

U.S. TREASURY BILLS 0.2%
0.049% due 02/17/2022 - 03/24/2022 (d)(e)(i)(k)	17,319	17,317

Total Short-Term Instruments (Cost $18,435)		18,435

Total Investments in Securities (Cost $11,581,553)		11,484,855

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	1,068,139	10,380

Total Short-Term Instruments (Cost $10,372)		10,380

Total Investments in Affiliates (Cost $10,372)		10,380

Total Investments 152.6% (Cost $11,591,925)		$11,495,235
Financial Derivative Instruments (h)(j) 0.0%(Cost or Premiums, net $(52,316))		4,622
Other Assets and Liabilities, net (52.6)%		(3,964,966)

Net Assets 100.0%		$7,534,891

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Security is not accruing income as of the date of this report.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,118	U.S. Treasury Notes 1.250% due 03/31/2028		$(1,140)	$1,118	$1,118

Total Repurchase Agreements							$(1,140)	$1,118	$1,118

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BOS				0.120%	12/13/2021	01/13/2022	$(326,377)		$(326,400)
CIB				0.080	12/08/2021	01/10/2022	(491,614)		(491,642)
				0.120	12/13/2021	01/13/2022	(1,256,209)		(1,256,297)
FAR				0.120	12/13/2021	01/13/2022	(558,936)		(558,975)

Total Reverse Repurchase Agreements									$(2,633,314)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions(2)

BCY				0.060%	12/14/2021	01/25/2022	$(40,240)		$(40,241)
				0.100	12/30/2021	01/06/2022	(27,059)		(27,059)

Total Sale-Buyback Transactions									$(67,300)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (31.8)%
Ginnie Mae, TBA					2.000%	02/01/2052	$78,500	$(79,087)	$(79,071)
Uniform Mortgage-Backed Security, TBA					1.500	02/01/2037	14,500	(14,467)	(14,514)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2037	175,900	(179,598)	(180,122)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2037	88,500	(90,169)	(90,472)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2052	778,650	(774,109)	(774,578)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2037	2,400	(2,482)	(2,479)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2052	412,400	(421,447)	(420,779)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2052	229,700	(234,244)	(233,784)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2052	1,000	(1,050)	(1,051)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2052	376,235	(402,232)	(400,219)
Uniform Mortgage-Backed Security, TBA					4.000	02/01/2052	184,700	(196,500)	(196,366)

Total Short Sales (31.8)%								$(2,395,385)	$(2,393,435)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

(g)	Securities with an aggregate market value of $2,768,415 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(2,192,922) at a weighted average interest rate of 0.069%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar March Futures				03/2022	4,273	$1,064,565	$(860)		$53	$0
U.S. Treasury 10-Year Note March Futures				03/2022	7,337	957,249	3,448		459	0

							$2,588		$512	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar December Futures				12/2022	1,578	$(390,377)	$2,618		$0	$0
90-Day Eurodollar June Futures				06/2022	1,113	(276,594)	625		0	(14)
90-Day Eurodollar March Futures				03/2023	1,578	(389,727)	3,141		0	(20)
90-Day Eurodollar September Futures				09/2022	1,699	(421,331)	1,980		0	(21)

							$8,364		$0	$(55)

Total Futures Contracts							$10,952		$512	$(55)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,614,600	$188	$8,880	$9,068	$36	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200	Annual	04/29/2023	338,200	15	1,570	1,585	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	596,097	809	823	1,632	289	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	25,400	171	270	441	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	79,600	0	(621)	(621)	38	0
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	210,600	0	(2,563)	(2,563)	100	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023	1,756,900	(580)	14,597	14,017	295	0
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	03/30/2024	10,400	3	152	155	2	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024	961,800	(786)	12,169	11,383	89	0
Receive	3-Month USD-LIBOR	0.830	Semi-Annual	10/22/2026	68,600	0	1,571	1,571	0	(26)
Pay	3-Month USD-LIBOR	1.080	Semi-Annual	10/22/2026	342,900	(787)	(2,878)	(3,665)	134	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	290,800	(3,276)	4,597	1,321	0	(127)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	7,400	40	427	467	5	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	351,240	(18,424)	(2,282)	(20,706)	196	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	594,200	6,864	(5,394)	1,470	352	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	594,100	(9,339)	7,464	(1,875)	0	(230)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	3,550	(233)	(8)	(241)	2	0
Receive	3-Month USD-LIBOR	1.493	Semi-Annual	06/23/2031	51,400	(132)	462	330	0	(22)
Receive	3-Month USD-LIBOR	1.528	Semi-Annual	07/14/2031	96,500	(613)	310	(303)	0	(50)
Receive	3-Month USD-LIBOR	1.498	Semi-Annual	07/15/2031	56,000	(345)	329	(16)	0	(30)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031	68,600	(319)	235	(84)	0	(37)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031	68,600	(298)	589	291	0	(37)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	07/21/2031	40,500	(255)	591	336	0	(22)
Receive	3-Month USD-LIBOR	1.440	Semi-Annual	07/21/2031	68,600	(305)	600	295	0	(46)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	07/28/2031	68,600	(261)	885	624	0	(36)
Receive	3-Month USD-LIBOR	1.425	Semi-Annual	09/03/2031	95,100	(458)	1,321	863	0	(43)
Pay	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	43,100	0	1,348	1,348	27	0
Pay	3-Month USD-LIBOR	1.501	Semi-Annual	09/29/2031	70,000	(392)	169	(223)	30	0
Pay	3-Month USD-LIBOR	1.288	Semi-Annual	10/12/2031	141,000	(1,452)	(1,783)	(3,235)	95	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month USD-LIBOR	1.290	Semi-Annual	10/12/2031		173,300	(2,184)	(1,759)	(3,943)	116	0
Pay	3-Month USD-LIBOR	1.293	Semi-Annual	10/12/2031		143,000	(1,773)	(1,610)	(3,383)	67	0
Pay	3-Month USD-LIBOR	1.319	Semi-Annual	10/12/2031		141,700	(1,729)	(1,275)	(3,004)	67	0
Pay	3-Month USD-LIBOR	1.356	Semi-Annual	10/12/2031		140,500	(1,475)	(1,013)	(2,488)	67	0
Receive	3-Month USD-LIBOR	1.378	Semi-Annual	10/12/2031		141,000	973	1,063	2,036	0	(96)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	10/12/2031		173,300	1,594	876	2,470	0	(117)
Receive	3-Month USD-LIBOR	1.383	Semi-Annual	10/12/2031		143,000	1,287	881	2,168	0	(69)
Receive	3-Month USD-LIBOR	1.409	Semi-Annual	10/12/2031		141,700	1,240	560	1,800	0	(68)
Receive	3-Month USD-LIBOR	1.446	Semi-Annual	10/12/2031		140,500	983	311	1,294	0	(68)
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	10/12/2031		141,000	599	239	838	0	(97)
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	10/12/2031		173,300	1,057	(60)	997	0	(119)
Receive	3-Month USD-LIBOR	1.473	Semi-Annual	10/12/2031		143,000	858	94	952	0	(70)
Receive	3-Month USD-LIBOR	1.499	Semi-Annual	10/12/2031		141,700	857	(261)	596	0	(69)
Receive	3-Month USD-LIBOR	1.536	Semi-Annual	10/12/2031		140,500	632	(532)	100	0	(69)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		52,700	(150)	84	(66)	28	0
Pay	3-Month USD-LIBOR	1.541	Semi-Annual	10/26/2031		51,400	(139)	95	(44)	28	0
Pay	3-Month USD-LIBOR	1.520	Semi-Annual	11/05/2031		401,100	(2,366)	1,014	(1,352)	205	0
Pay	3-Month USD-LIBOR	1.532	Semi-Annual	11/05/2031		201,000	(1,176)	716	(460)	103	0
Pay	3-Month USD-LIBOR	1.542	Semi-Annual	11/05/2031		207,000	(1,213)	945	(268)	106	0
Pay	3-Month USD-LIBOR	1.543	Semi-Annual	11/05/2031		105,300	(590)	458	(132)	54	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	11/05/2031		101,400	(594)	539	(55)	52	0
Pay	3-Month USD-LIBOR	1.567	Semi-Annual	11/16/2031		59,700	(346)	377	31	30	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		689,691	4,276	6,920	11,196	308	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		436,900	(6,299)	(1,324)	(7,623)	0	(280)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	77	167	5	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		21,000	(403)	626	223	20	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	33	144	1	0

							$(36,045)	$51,904	$15,859	$2,950	$(1,829)

Total Swap Agreements							$(36,045)	$51,904	$15,859	$2,950	$(1,829)

(i)

Securities with an aggregate market value of $159,498 and cash of $42,641 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		02/2022		CAD	19,113		$15,262		$153		$0
BPS		01/2022			$757		EUR	670	6		0
		01/2022			1,564		GBP	1,175	26		0
DUB		02/2022			626		CAD	800	6		0
HUS		02/2022		EUR	2,393		$2,726		0		0
SCX		01/2022			108,293		122,075		0		(1,217)
		01/2022		GBP	201,977		267,445		0		(5,941)
		02/2022		EUR	107,623		122,459		0		(141)
		02/2022		GBP	201,977		273,549		181		0

Total Forward Foreign Currency Contracts									$372		$(7,299)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 2-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	1.738%	12/28/2022	234,000	$994	$1,011
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	2.320	06/28/2022	95,200	384	417
	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	2.280	06/29/2023	107,720	5,731	4,065
CBK	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	3.400	05/19/2027	236,100	1,334	582
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	2.289	06/06/2022	125,900	633	485
DUB	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	2.008	02/07/2022	53,700	303	56
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	2.335	06/06/2022	136,800	676	468
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	2.347	06/10/2022	100,800	407	356
GLM	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	1.500	03/23/2023	489,100	527	1,614
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	2.000	03/23/2023	489,100	266	891

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.645	12/16/2022	117,000	480	559
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.648	12/16/2022	117,000	480	557
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.983	02/07/2022	52,300	298	63
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	03/27/2023	855,000	1,069	2,832
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	03/27/2023	855,000	564	1,566
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.350	03/01/2022	905,300	883	2,334
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/01/2022	905,300	1,032	3,124
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	05/02/2022	905,300	1,068	3,164
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.913	02/07/2022	45,800	247	81
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.974	02/07/2022	52,300	290	66
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.988	02/07/2022	29,100	182	32
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.008	02/07/2022	48,700	222	51
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.048	02/07/2022	48,300	308	40
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.345	06/22/2022	81,500	328	319
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.633	11/28/2022	310,000	228	1,401
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280	06/06/2022	82,800	425	327
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	06/09/2022	124,400	553	429
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.302	06/13/2022	124,400	492	498
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.248	06/17/2022	124,400	488	602

$20,892	$27,990

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	$98.273	02/07/2022	162,000	$759	$179
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.313	02/07/2022	201,000	942	233
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.113	02/07/2022	148,500	1,392	447
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.527	02/07/2022	169,500	1,218	701
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.500	02/07/2022	53,000	364	215
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.102	03/07/2022	65,300	469	312
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.938	02/07/2022	114,000	966	817
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.078	02/07/2022	226,000	1,766	1,833
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.109	01/06/2022	444,000	2,602	687
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.371	01/06/2022	229,000	1,145	718
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.438	02/07/2022	69,500	489	270
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.156	03/07/2022	37,000	353	186
Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	99.301	03/07/2022	55,500	373	317
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.688	01/06/2022	127,000	1,017	267
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.734	01/06/2022	135,500	995	310
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.789	01/06/2022	55,500	347	140
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.992	01/06/2022	134,500	988	484
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.281	02/07/2022	240,000	1,116	268
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.352	02/07/2022	219,500	1,020	266
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.129	02/07/2022	91,500	844	280
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.781	02/07/2022	66,000	547	408
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.969	02/07/2022	135,000	1,144	995

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052		101.469	02/07/2022		53,000	381	210
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052		101.727	02/07/2022		137,500	1,031	653
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		101.410	03/07/2022		55,500	304	318
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		101.492	03/07/2022		32,500	213	195
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		101.516	03/07/2022		37,000	289	225

							$23,074	$11,934

Total Purchased Options							$43,966	$39,924

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.238%	12/28/2022	234,000	$(889)	$(841)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	527,820	(5,731)	(5,473)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	01/13/2022	43,900	(228)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.865	01/13/2022	43,900	(228)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	06/28/2022	52,700	(422)	(356)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050	01/04/2022	74,200	(109)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	01/04/2022	74,200	(109)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.239	06/06/2022	70,000	(651)	(384)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.344	02/22/2022	51,200	(192)	(157)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.285	06/06/2022	76,000	(707)	(482)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.297	06/10/2022	56,000	(463)	(380)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	03/23/2023	48,910	(165)	(65)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/23/2023	489,100	(1,105)	(2,901)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.145	12/16/2022	117,000	(415)	(336)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.148	12/16/2022	117,000	(428)	(339)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.198	01/24/2022	74,200	(186)	(64)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	01/24/2022	74,200	(186)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	01/04/2022	74,200	(232)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	01/04/2022	74,200	(232)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.430	01/24/2022	74,200	(272)	(162)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.930	01/24/2022	74,200	(272)	(46)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.335	02/04/2022	49,300	(150)	(82)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.773	02/07/2022	241,200	(1,785)	(948)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.203	02/09/2022	49,300	(173)	(37)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/16/2022	53,100	(381)	(334)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	02/16/2022	53,100	(381)	(87)
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	03/27/2023	85,500	(244)	(113)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/27/2023	855,000	(2,138)	(5,078)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.748	02/07/2022	131,700	(965)	(593)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.761	02/07/2022	120,600	(892)	(505)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.239	02/08/2022	49,500	(157)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.295	06/22/2022	45,300	(362)	(321)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.133	11/28/2022	310,000	0	(856)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	02/01/2022	137,600	(826)	(318)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850	02/01/2022	68,800	(303)	(138)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.230	06/06/2022	46,000	(432)	(245)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	06/09/2022	69,100	(591)	(469)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.252	06/13/2022	69,100	(553)	(411)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.198	06/17/2022	69,100	(553)	(359)

$(24,108)	$(22,993)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	3,500	$(17)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	3,500	(10)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.781	01/06/2022	7,000	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.113	02/07/2022	148,500	(882)	(136)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.613	02/07/2022	148,500	(1,114)	(246)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.285	02/07/2022	16,500	(50)	(38)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	7,000	(25)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	14,000	(39)	(32)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	10,000	(30)	(20)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	20,000	(48)	(21)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	169,500	(675)	(369)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	169,500	(874)	(502)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	7,300	(10)	(15)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	3,500	(9)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	3,500	(20)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	3,500	(20)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	5,500	(26)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	3,500	(13)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	3,500	(13)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	5,500	(17)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	3,500	(13)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	53,000	(232)	(114)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	53,000	(265)	(154)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	1,500	(2)	(1)
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.102	03/07/2022	65,300	(245)	(102)
Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.602	03/07/2022	65,300	(347)	(188)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	3,500	(9)	(8)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	3,500	(8)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	3,500	(16)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	3,500	(9)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.266	01/06/2022	56,500	(82)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.938	02/07/2022	114,000	(543)	(279)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	3,500	(15)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.078	02/07/2022	226,000	(1,006)	(653)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.438	02/07/2022	114,000	(686)	(495)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.578	02/07/2022	226,000	(1,307)	(1,139)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	3,500	(13)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	3,500	(13)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	3,500	(9)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.109	01/06/2022	444,000	(1,492)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.371	01/06/2022	229,000	(519)	(21)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.609	01/06/2022	444,000	(1,943)	(108)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.871	01/06/2022	229,000	(787)	(157)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	3,500	(12)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	3,500	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	69,500	(288)	(144)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	69,500	(358)	(194)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	5,000	(9)	(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	4,500	(5)	(2)
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.156	03/07/2022	37,000	(211)	(62)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.301	03/07/2022	55,500	(186)	(112)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.656	03/07/2022	37,000	(269)	(113)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.801	03/07/2022	55,500	(256)	(198)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	4,000	(11)	(10)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	3,500	(10)	(8)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	4,000	(8)	(9)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	3,500	(10)	(8)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	3,500	(8)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.641	01/13/2022	112,000	(262)	(62)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	5,500	(27)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	3,500	(16)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.688	01/06/2022	127,000	(575)	(44)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.734	01/06/2022	135,500	(487)	(51)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	59,000	(188)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.188	01/06/2022	127,000	(734)	(106)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.234	01/06/2022	135,500	(656)	(123)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.289	01/06/2022	55,500	(260)	(56)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.492	01/06/2022	112,000	(543)	(164)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	5,500	(21)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	3,500	(16)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	3,500	(10)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.492	01/06/2022	112,000	(437)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	3,500	(6)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	3,500	(9)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	3,500	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.129	02/07/2022	91,500	(515)	(85)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.629	02/07/2022	91,500	(615)	(155)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.781	02/07/2022	66,000	(299)	(134)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	135,000	(638)	(343)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.281	02/07/2022	66,000	(382)	(241)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.469	02/07/2022	135,000	(812)	(606)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	5,000	(20)	(13)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	3,500	(11)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	3,500	(14)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	4,000	(11)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	5,000	(16)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	4,000	(11)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	3,500	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	3,000	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	3,500	(11)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	3,000	(5)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	3,500	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	53,000	(195)	(112)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.727	02/07/2022	137,500	(602)	(337)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	3,000	(10)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	53,000	(257)	(151)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.227	02/07/2022	137,500	(773)	(463)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.410	03/07/2022	55,500	(139)	(187)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.492	03/07/2022	32,500	(102)	(114)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.516	03/07/2022	37,000	(163)	(132)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	2,800	(8)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	7,100	(22)	(28)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.910	03/07/2022	55,500	(199)	(242)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.992	03/07/2022	32,500	(142)	(148)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.016	03/07/2022	37,000	(211)	(171)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	2,600	(3)	(2)

$(25,579)	$(10,201)

Total Written Options	$(49,687)	$(33,194)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$2,371	$(818)	$657	$0	$(161)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,167	(1,294)	1,346	52	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	327	(86)	89	3	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,558	174	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(391)	530	139	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,999	(108)	124	16	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	2,300	(16)	31	15	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	30,075	(665)	711	46	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	192	53	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	12	1	13	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	209	1	(1)	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	372	44	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	16	3	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,999	(108)	124	16	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	909	175	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,600	(368)	597	229	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	6,086	(230)	263	33	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	14,989	(1,429)	1,551	122	0
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,270	(737)	770	33	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	44,200	(332)	701	369	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	172,500	(1,422)	2,755	1,333	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	8,500	(11)	64	53	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	50,565	50	361	411	0

							$(10,550)	$13,721	$3,332	$(161)

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470%	Maturity	01/06/2022	$890,000	$0	$94	$94	$0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	01/10/2022	440,000	0	23	23	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.440	Maturity	01/19/2022	194,000	0	46	46	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.475	Maturity	02/02/2022	298,000	0	(84)	0	(84)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/07/2022	331,000	0	40	40	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.475	Maturity	02/07/2022	331,000	0	(109)	0	(109)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/10/2022	213,000	0	21	21	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2022	430,000	0	15	15	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/18/2022	1,825,000	0	47	47	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/22/2022	210,000	0	(2)	0	(2)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/28/2022	527,000	0	(21)	0	(21)

							$0	$70	$286	$(216)

Total Swap Agreements							$(10,550)	$13,791	$3,618	$(377)

(k)

Securities with an aggregate market value of $8,831 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments				$0		$1,329	$0		$1,329
Corporate Bonds & Notes
Banking & Finance				0		29,787	0		29,787
Industrials				0		3,916	0		3,916
U.S. Government Agencies				0		5,219,933	0		5,219,933
U.S. Treasury Obligations				0		746,243	0		746,243
Non-Agency Mortgage-Backed Securities				0		2,967,986	253,425		3,221,411
Asset-Backed Securities				0		2,203,349	40,452		2,243,801
U.S. Government Agencies				0		0	0		0
Short-Term Instruments
Repurchase Agreements				0		1,118	0		1,118
U.S. Treasury Bills				0		17,317	0		17,317

				$0		$11,190,978	$293,877		$11,484,855
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$10,380		$0	$0		$10,380

Total Investments				$10,380		$11,190,978	$293,877		$11,495,235

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(2,393,435)	$0		$(2,393,435)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		3,462	0		3,462
Over the counter				0		43,914	0		43,914

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2021 (Unaudited)

$0	$47,376	$0	$47,376
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,884)	0	(1,884)
Over the counter	0	(40,870)	0	(40,870)

$0	$(42,754)	$0	$(42,754)

Total Financial Derivative Instruments	$0	$4,622	$0	$4,622

Totals	$10,380	$8,802,165	$293,877	$9,106,422

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$64,105	$198,966	$(4,802)	$(49)	$(200)	$(4,595)	$0	$0	$253,425	$(8,156)
Asset-Backed Securities	12,489	27,400	(344)	0	0	907	0	0	40,452	795

Totals	$76,594	$226,366	$(5,146)	$(49)	$(200)	$(3,688)	$0	$0	$293,877	$(7,361)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$253,425	Proxy Pricing	Base Price	99.998 - 110.000	103.477
Asset-Backed Securities	13,130	Other Valuation Techniques(2)	—	—	—
27,322	Proxy Pricing	Base Price	100.000	—

Total	$293,877

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd. 1.074% (US0003M + 0.860%) due 07/03/2033 ~	$282	$281

Total Corporate Bonds & Notes (Cost $227)		281

U.S. GOVERNMENT AGENCIES 121.0%
Fannie Mae
0.152% due 12/25/2036 •	454	450
0.200% due 02/25/2043 •(a)	165	1
0.222% due 03/25/2034 •	58	58
0.223% due 06/25/2033 •	12	11
0.233% due 06/25/2032 •	59	58
0.252% due 08/25/2034 •	7	7
0.273% due 11/25/2032 •	22	22
0.402% due 12/25/2048 •	514	516
0.502% due 03/25/2049 •	356	360
0.536% due 08/25/2050 •	243	244
0.552% due 05/25/2023 - 07/25/2036 •	290	294
0.602% due 03/25/2032 - 11/25/2059 •	1,503	1,524
0.752% due 02/25/2024 •	17	17
0.762% due 04/25/2037 •	408	417
1.050% due 02/01/2036 •	107	108
1.102% due 04/25/2023 - 04/25/2032 •	42	43
1.265% due 03/01/2032 •	6	6
1.284% due 08/01/2042 - 10/01/2044 •	378	386
1.427% due 08/01/2027 •	20	20
1.432% due 10/25/2046 ~(a)	24	1
1.491% due 07/25/2044 ~(a)	74	4
1.524% due 07/25/2052 ~(a)	88	4
1.533% due 12/01/2034 •	1	1
1.546% due 03/25/2045 ~(a)	183	9
1.549% due 01/25/2045 ~(a)	62	3
1.670% due 08/25/2055 ~(a)	84	5
1.674% due 03/01/2035 •	4	4
1.675% due 09/01/2034 - 05/01/2035 •	98	100
1.677% due 02/01/2035 - 10/01/2035 •	11	12
1.682% due 01/01/2035 •	43	45
1.682% due 07/25/2044 ~(a)	92	4
1.683% due 11/01/2034 •	4	4
1.697% due 01/01/2035 •	12	12
1.704% due 04/25/2055 ~(a)	140	7
1.712% due 01/01/2035 •	12	13
1.718% due 01/01/2035 •	19	20
1.719% due 10/01/2035 •	14	14
1.721% due 02/01/2035 •	22	23
1.722% due 01/01/2035 •	9	9
1.729% due 08/25/2054 ~(a)	121	8
1.736% due 03/01/2035 •	3	3
1.772% due 08/25/2044 ~(a)	53	3
1.791% due 04/01/2035 •	14	14
1.877% due 03/01/2035 •	6	6
1.884% due 09/25/2045 ~(a)	80	4
1.893% due 07/25/2045 ~(a)	297	17
1.902% due 07/01/2035 •	22	23
1.905% due 05/25/2035 ~	45	45
1.920% due 12/01/2034 •	3	3
1.940% due 11/01/2035 •	17	18
1.976% due 02/01/2035 •	8	9
1.987% due 09/01/2035 •	12	12
2.000% due 08/25/2042	672	665
2.009% due 02/01/2035 •	13	14
2.024% due 05/01/2038 •	296	311
2.030% due 11/01/2035 •	8	9
2.032% due 05/01/2035 •	26	27
2.035% due 07/01/2035 •	7	7
2.037% due 02/01/2035 •	9	10
2.091% due 02/01/2035 •	5	5
2.165% due 02/01/2042 •	55	58
2.206% due 09/01/2041 •	88	94
2.249% due 04/01/2033 •	17	18

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

2.251% due 01/25/2031 ~(a)	1,750	228
2.260% due 10/01/2028 •	4	4
2.292% due 10/01/2037 •	425	454
2.325% due 06/01/2030 •	1	1
2.329% due 01/01/2036 •	103	109
2.380% due 10/01/2032 •	98	99
2.403% due 05/01/2035 •	39	42
2.467% due 07/01/2035 •	27	29
2.500% due 07/01/2046 - 12/01/2046	275	280
2.944% due 07/25/2039	248	254
3.000% due 07/25/2045 - 02/01/2057	1,512	1,566
3.000% due 04/25/2046 (a)	147	11
3.462% due 11/01/2048 •	268	280
3.500% due 03/25/2044 - 01/01/2057	1,951	2,053
3.500% due 04/25/2046 (a)	65	3
3.575% due 02/01/2026	500	522
4.000% due 06/01/2033 - 11/25/2045	1,002	1,105
4.500% due 09/01/2033 - 04/01/2059	1,938	2,220
5.498% due 06/25/2044 •(a)	333	41
5.851% due 04/25/2043 - 06/25/2043 •	473	470
5.898% due 11/25/2049 •(a)	93	17
6.483% due 11/25/2035 •(a)	695	112
6.500% due 09/25/2023 - 01/25/2032	27	30
6.500% due 04/25/2038 (a)	17	4
7.000% due 09/25/2023	1	1
7.750% due 08/25/2022	2	2
8.000% due 07/25/2034	328	396
8.192% due 07/25/2043 •	364	407
9.102% due 10/25/2045 •	73	74
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	1,215	1,059
0.360% due 05/15/2035 •	23	23
0.436% due 10/15/2037 - 10/15/2040 •	3,121	3,133
0.560% due 12/15/2031 •	34	34
0.610% due 09/15/2030 - 06/15/2042 •	254	257
0.715% due 01/25/2023 ~(a)	19,958	115
0.934% due 11/25/2022 ~(a)	9,131	59
1.240% due 10/15/2037 ~(a)	24	1
1.284% due 02/25/2045 •	100	101
1.345% due 10/15/2037 ~(a)	11	0
1.553% due 05/15/2037 ~(a)	21	1
1.656% due 10/15/2041 ~(a)	50	2
1.763% due 08/15/2041 ~(a)	20	1
1.788% due 03/15/2037 ~(a)	23	1
1.837% due 08/15/2036 ~(a)	45	2
1.840% due 11/15/2038 ~(a)	63	3
1.844% due 02/15/2038 ~(a)	42	2
1.968% due 11/15/2036 ~(a)	63	4
2.000% due 02/01/2035 - 03/01/2035 •	8	9
2.011% due 11/01/2036 •	93	98
2.020% due 09/01/2035 •	62	62
2.030% due 06/15/2038 ~(a)	48	3
2.085% due 10/01/2039 •	278	293
2.102% due 01/01/2035 •	8	9
2.172% due 08/01/2036 •	12	12
2.253% due 02/01/2035 •	5	5
2.275% due 03/01/2035 •	2	2
2.279% due 09/01/2034 •	167	178
2.345% due 11/01/2031 •	7	7
2.350% due 01/01/2034 •	4	4
2.355% due 02/01/2028 •	8	8
2.375% due 02/01/2035 - 04/01/2035 •	34	36
2.445% due 05/01/2032 •	7	7
2.450% due 11/15/2040 •	141	128
2.500% due 01/15/2045 - 09/01/2046	419	426
2.601% due 06/01/2035 •	16	17
3.000% due 06/15/2037 - 12/25/2046	4,124	4,303
3.500% due 12/15/2022 - 12/01/2048	1,230	1,290
3.500% due 01/15/2043 - 08/15/2045 (a)	511	60
4.000% due 03/15/2042 - 05/15/2048	2,670	2,994
4.000% due 09/15/2045 - 04/15/2046 (a)	1,285	177
4.500% due 04/01/2039 - 04/01/2044	396	436
5.000% due 09/01/2033 - 03/01/2049	1,688	1,895
5.500% due 04/01/2027 - 09/01/2039	1,006	1,157
5.500% due 10/15/2035 (a)	106	20
6.000% due 02/01/2024 - 05/01/2040	663	758
6.090% due 01/15/2043 •(a)	1,205	193
6.500% due 12/15/2023 - 03/15/2029	190	223
7.000% due 05/15/2037	518	639
8.000% due 06/15/2026	1	1
12.002% due 05/15/2035 •	129	152
15.603% due 05/15/2041 •	199	255
Ginnie Mae
0.000% due 12/20/2036 (b)(c)	135	125
0.431% due 02/20/2068 •	47	47
0.511% due 05/20/2065 •	34	34

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

0.561% due 03/20/2061 •	26	26
0.721% due 01/20/2065 •	54	54
0.801% due 09/20/2063 •	526	529
0.831% due 09/20/2065 •	667	674
1.081% due 04/20/2063 - 08/20/2063 •	1,782	1,804
1.154% due 07/20/2070 - 08/20/2070 •	3,089	3,215
1.299% due 09/20/2045 ~(a)	120	3
1.354% due 10/20/2070 •	1,043	1,093
1.381% due 09/20/2063 •	407	412
1.383% due 11/20/2045 ~(a)	109	4
1.423% due 12/20/2045 ~(a)	99	3
1.439% due 06/20/2042 ~(a)	94	4
1.489% due 06/20/2042 ~(a)	87	3
1.523% due 06/20/2043 ~(a)	85	3
1.625% due 07/20/2022 - 08/20/2026 ~	1	1
2.000% due 09/20/2024 - 07/20/2025 ~	1	1
2.000% due 03/20/2043	68	68
3.000% due 05/20/2039 (a)	3	0
3.000% due 02/15/2043 - 11/20/2067	3,371	3,536
3.500% due 02/15/2042 - 07/20/2051	9,149	9,648
3.500% due 08/20/2042 (a)	223	25
4.000% due 03/15/2045 - 05/20/2049	2,987	3,262
4.000% due 06/20/2045 (a)	471	57
4.070% due 01/15/2050	1,184	1,184
4.500% due 07/15/2039 - 02/20/2049	1,379	1,522
5.000% due 11/20/2034 - 12/20/2048	1,291	1,443
5.000% due 08/20/2045 •	85	89
5.500% due 09/15/2033 - 12/15/2039	127	147
6.000% due 05/20/2042	35	40
6.500% due 07/15/2024 - 08/15/2038	288	321
9.102% due 09/20/2045 •	138	145
Ginnie Mae, TBA
2.000% due 02/01/2052	3,500	3,525
2.500% due 02/01/2052	13,950	14,256
3.000% due 02/01/2052	10,350	10,690
3.500% due 02/01/2052	6,900	7,180
4.000% due 01/01/2052 - 02/01/2052	13,050	13,760
4.500% due 01/01/2052	2,050	2,165
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	2,950	3,033
2.500% due 06/01/2028 - 09/01/2051	9,634	9,898
3.000% due 06/01/2029 - 06/01/2051	24,331	25,512
3.500% due 12/01/2033 - 05/01/2050	10,852	11,539
4.000% due 07/01/2033 - 06/01/2049	12,162	13,228
4.500% due 07/01/2039 - 04/01/2049	1,746	1,907
5.500% due 08/01/2024 - 11/01/2039	329	374
6.000% due 08/01/2022 - 11/01/2040	630	728
6.500% due 11/01/2028 - 11/01/2037	417	468
7.500% due 09/01/2034	1	1
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2037 - 01/01/2052	6,900	6,849
2.000% due 02/01/2037 - 02/01/2052	23,700	23,620
2.500% due 01/01/2037 - 03/01/2052	11,350	11,654
3.000% due 01/01/2037	4,500	4,706
3.500% due 01/01/2037 - 03/01/2052	12,900	13,544
4.000% due 01/01/2037 - 01/01/2052	5,800	6,091

Total U.S. Government Agencies (Cost $249,645)		251,938

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes
1.250% due 09/30/2028	1,700	1,681
1.375% due 10/31/2028 (e)	6,300	6,276

Total U.S. Treasury Obligations (Cost $7,946)		7,957

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.3%
BAMLL Commercial Mortgage Securities Trust 1.310% due 03/15/2034 •	1,000	1,000
Banc of America Funding Trust
0.684% due 05/20/2035 ^•	27	25
3.417% due 01/20/2047 ^~	151	147
Banc of America Mortgage Trust 4.128% due 07/20/2032 ~	2	2
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.382% due 01/25/2035 •	10	10
Citigroup Commercial Mortgage Trust
2.060% due 02/15/2039 •	293	296
4.149% due 01/10/2036	1,000	1,049
Citigroup Mortgage Loan Trust
0.903% due 08/25/2035 ^•	249	236
2.500% due 05/25/2051 ~	2,493	2,494
Commercial Mortgage Trust 1.400% due 12/15/2038 •	1,750	1,754
Countrywide Alternative Loan Trust
0.304% due 07/20/2046 ^•	49	39

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

0.384% due 09/20/2046 •	301	207
0.522% due 05/25/2035 •	241	236
0.602% due 09/25/2046 ^•	410	343
0.602% due 10/25/2046 ^•	50	37
0.782% due 10/25/2046 ^•	332	250
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •	59	57
0.782% due 03/25/2036 •	16	10
0.802% due 02/25/2036 ^•	4	2
1.022% due 09/25/2034 •	80	63
2.012% due 06/19/2031 ~	24	24
2.540% due 04/25/2035 ~	298	264
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	190	192
GreenPoint Mortgage Funding Trust
0.302% due 12/25/2046 ^•	210	205
0.442% due 10/25/2046 ^•	338	303
0.502% due 10/25/2046 ^•	165	150
0.642% due 04/25/2036 ^•	9	20
0.742% due 09/25/2046 ^•	353	334
GS Mortgage-Backed Securities Trust
2.500% due 11/25/2051 ~	3,512	3,529
2.500% due 12/25/2051 ~	288	289
2.500% due 02/25/2052 ~	582	585
GSR Mortgage Loan Trust 0.622% due 08/25/2046 •	188	105
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •	615	580
0.584% due 03/19/2036 ^•	24	24
HomeBanc Mortgage Trust 0.462% due 12/25/2036 •	23	23
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	1,000	1,058
IndyMac INDX Mortgage Loan Trust
0.502% due 06/25/2046 •	61	57
0.502% due 11/25/2046 •	140	141
3.014% due 08/25/2036 ~	1,698	1,658
JP Morgan Mortgage Trust
1.002% due 11/25/2049 •	134	135
3.000% due 01/25/2052 ~	964	991
3.000% due 04/25/2052 ~	967	986
3.000% due 05/25/2052 «~	3,000	2,990
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046	559	592
4.250% due 09/29/2046	998	1,093
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 •	636	660
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	287	288
Lehman XS Trust 0.742% due 11/25/2046 ^•	344	302
MASTR Adjustable Rate Mortgages Trust
0.702% due 05/25/2047 ^•	156	312
0.782% due 05/25/2047 ^•	275	345
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•	965	69
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.810% due 11/15/2031 •	27	27
MFA Trust 1.381% due 04/25/2065 ~	448	447
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,186	1,209
2.750% due 11/25/2059 ~	664	676
Residential Accredit Loans, Inc. Trust
0.332% due 05/25/2037 ^•	22	17
0.502% due 12/25/2046 ^•	115	109
0.642% due 05/25/2046 ^•	80	71
3.131% due 08/25/2035 ^~	176	95
Sequoia Mortgage Trust
0.804% due 10/19/2026 •	20	20
0.864% due 10/20/2027 •	3	3
Structured Asset Mortgage Investments Trust 0.764% due 09/19/2032 •	9	9
Thornburg Mortgage Securities Trust 2.541% due 10/25/2046 •	54	55
UBS-Barclays Commercial Mortgage Trust 1.087% due 04/10/2046 ~(a)	2,832	23
WaMu Mortgage Pass-Through Certificates Trust
1.103% due 07/25/2044 •	52	52
1.152% due 12/25/2045 •	277	256
Washington Mutual Mortgage Pass-Through Certificates Trust
0.602% due 07/25/2046 ^•	0	5

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

0.802% due 12/25/2046 •	136	122

Total Non-Agency Mortgage-Backed Securities (Cost $28,813)		29,757

ASSET-BACKED SECURITIES 17.3%
ACE Securities Corp. Home Equity Loan Trust 0.382% due 07/25/2036 •	1,318	1,118
Aegis Asset-Backed Securities Trust 0.792% due 03/25/2035 •	534	533
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •	5	5
AMRESCO Residential Securities Corp. Mortgage Loan Trust 0.732% due 09/25/2028 •	13	13
Anchorage Capital CLO Ltd. 1.268% due 07/22/2032 •	500	502
Arbor Realty Commercial Real Estate Notes Ltd. 1.440% due 11/15/2036 •	1,400	1,403
Ares CLO Ltd. 1.178% due 04/22/2031 •	500	500
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •	600	600
Centex Home Equity Loan Trust 0.402% due 01/25/2032 •	9	9
CIFC Funding Ltd. 1.074% due 10/24/2030 •	1,000	998
Citigroup Mortgage Loan Trust 0.262% due 12/25/2036 •	665	445
Countrywide Asset-Backed Certificates
0.242% due 04/25/2047 •	126	124
0.352% due 03/25/2037 •	100	97
0.353% due 02/25/2036 •	656	646
Crestline Denali CLO Ltd. 1.162% due 04/20/2030 •	1,700	1,700
EMC Mortgage Loan Trust 1.602% due 08/25/2040 •	31	31
Fremont Home Loan Trust 0.237% due 10/25/2036 •	517	498
GSAA Home Equity Trust 0.702% due 03/25/2037 •	202	107
GSAMP Trust
0.232% due 12/25/2046 •	457	306
0.242% due 12/25/2036 •	896	601
Home Equity Asset Trust 0.702% due 11/25/2032 •	3	2
HSI Asset Securitization Corp. Trust 0.242% due 01/25/2037 •	331	302
LCM LP 1.132% due 07/20/2030 •	2,000	1,995
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	212	212
3.750% due 04/25/2059 þ	560	563
MKS CLO Ltd. 1.132% due 07/20/2030 •	200	200
Morgan Stanley ABS Capital, Inc. Trust
0.172% due 10/25/2036 •	449	288
0.232% due 01/25/2037 •	987	515
Morgan Stanley Mortgage Loan Trust 0.822% due 04/25/2037 •	549	224
Mountain View CLO LLC 1.212% due 10/16/2029 •	1,000	1,000
Option One Mortgage Loan Trust 0.242% due 01/25/2037 •	670	514
PRET LLC 1.744% due 07/25/2051 þ	4,039	4,008
Residential Asset Securities Corp. Trust 0.352% due 11/25/2036 ^•	720	713
Saxon Asset Securities Trust 1.852% due 12/25/2037 •	193	192
Securitized Asset-Backed Receivables LLC Trust 0.747% due 01/25/2035 •	280	276
Sound Point CLO Ltd. 1.024% due 01/23/2029 •	5,400	5,400
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •	392	392
Structured Asset Investment Loan Trust
0.722% due 01/25/2036 •	860	848
1.032% due 06/25/2035 •	2,000	1,992
Towd Point Mortgage Trust
1.102% due 05/25/2058 •	334	335
1.636% due 04/25/2060 ~	948	943
2.710% due 01/25/2060 ~	835	849
United National Home Loan Owner Trust 6.910% due 03/25/2025 ^ þ	16	16
Utah State Board of Regents 0.853% due 01/25/2057 •	803	792

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Venture CLO Ltd.
1.032% due 10/20/2028 •	372	372
1.206% due 08/28/2029 •	1,000	1,000
1.262% due 04/20/2032 •	600	599
Vibrant CLO Ltd. 1.164% due 06/20/2029 •	1,100	1,099

Total Asset-Backed Securities (Cost $35,329)		35,877

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		468

Total Short-Term Instruments (Cost $468)		468

Total Investments in Securities (Cost $322,428)		326,278

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	128,746	1,251

Total Short-Term Instruments (Cost $1,252)		1,251

Total Investments in Affiliates (Cost $1,252)		1,251

Total Investments 157.3% (Cost $323,680)		$327,529
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $(551))		69
Other Assets and Liabilities, net (57.3)%		(119,438)

Net Assets 100.0%		$208,160

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Principal only security.
(c)									Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022		$468	U.S. Treasury Notes 1.250% due 03/31/2028		$(477)	$468	$468

Total Repurchase Agreements								$(477)	$468	$468

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

DEU				0.080%		12/30/2021	01/06/2022	$(3,990)		$(3,990)

Total Reverse Repurchase Agreements										$(3,990)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.0)%
Ginnie Mae, TBA						4.000%	01/01/2052	$3,000	$(3,165)	$(3,160)
Ginnie Mae, TBA						4.500	01/01/2052	300	(333)	(332)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2052	3,900	(3,988)	(3,979)
Uniform Mortgage-Backed Security, TBA						3.000	03/01/2052	3,855	(3,979)	(3,985)
Uniform Mortgage-Backed Security, TBA						4.000	02/01/2052	14,650	(15,579)	(15,575)

Total Short Sales (13.0)%									$(27,044)	$(27,031)

(e)									Securities with an aggregate market value of $3,985 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(4,792) at a weighted average interest rate of 0.075%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2022	50	6,049		$0	$4	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2022	24	3,515		37	6	0

								$37	$10	$0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note March Futures				03/2022	32	(4,175)	$(22)		$0	$(2)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	8	(1,577)	(4)		0	(13)

							$(26)		$0	$(15)

Total Futures Contracts							$11		$10	$(15)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$7,200	$0	$34	$34	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	5,119	20	(6)	14	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	1,100	0	(9)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	3,100	0	(38)	(38)	1	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	26,500	18	166	184	3	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	19,000	150	227	377	4	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	32,300	51	1,101	1,152	0	(3)
Receive	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2026	1,000	0	19	19	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	6,200	(341)	(24)	(365)	3	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	6,300	44	(28)	16	4	0
Receive	3-Month USD-LIBOR	1.068	Semi-Annual	02/10/2031	1,000	4	34	38	0	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	03/02/2031	200	0	2	2	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	03/02/2031	600	4	(4)	0	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	1,300	(28)	(60)	(88)	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	4,400	(472)	101	(371)	2	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	5,100	113	202	315	0	(2)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	07/21/2031	1,000	(6)	14	8	0	(1)
Pay	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	800	0	25	25	0	0

						$(443)	$1,756	$1,313	$21	$(6)

Total Swap Agreements						$(443)	$1,756	$1,313	$21	$(6)

Cash of $1,661 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)								This instrument has a forward starting effective date.
(g)								FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 3-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.350%	03/01/2022	16,300	$16	$42
	Put - OTC 3-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.400	04/01/2022	16,300	19	56
	Put - OTC 3-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.500	05/02/2022	16,300	19	57
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.988	02/07/2022	500	3	1
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.008	02/07/2022	900	4	1
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.048	02/07/2022	900	6	1

								$67		$158

OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Cost		Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052				$101.527	02/07/2022	3,500	$25		$14

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.500	02/07/2022	1,000	7	4
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.438	02/07/2022	1,000	7	4
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.469	02/07/2022	1,000	7	4

$46	$26

Total Purchased Options	$113	$184

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

$0	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	$100.285	02/07/2022	4,500	$(14)	$(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	1,500	(5)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	4,000	(11)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	2,000	(6)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	5,000	(12)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	3,500	(14)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	3,500	(18)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	1,900	(3)	(4)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	1,000	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	1,500	(7)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	1,500	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	1,000	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	1,000	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	1,000	(5)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	400	0	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	1,000	(3)	(2)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	1,000	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	1,000	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	1,000	(3)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	1,000	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	1,000	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	1,000	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	1,000	(5)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	1,000	(2)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	1,200	(1)	(1)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	1,000	(3)	(3)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	1,000	(3)	(2)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	1,000	(2)	(2)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	1,000	(3)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	1,000	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	1,000	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	1,000	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	500	(1)	0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	1,000	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	1,000	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	1,000	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	1,000	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	1,000	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	1,000	(4)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	1,000	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	1,000	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	1,000	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	1,000	(3)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	1,000	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	1,000	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	1,000	(5)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	700	(2)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	1,700	(5)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	600	(1)	0

$(221)	$(127)

Total Written Options	$(221)	$(127)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470%	Maturity	01/06/2022	$20,000	$0	$1	$2	$0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	01/10/2022	10,000	0	1	0	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.440	Maturity	01/19/2022	6,000	0	1	1	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.475	Maturity	02/02/2022	5,000	0	(1)	0	(1)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/07/2022	6,000	0	1	1	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.475	Maturity	02/07/2022	6,000	0	(2)	0	(2)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/10/2022	6,000	0	1	1	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2022	6,000	0	0	0	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/18/2022	28,000	0	1	1	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/22/2022	6,000	0	0	0	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/28/2022	11,000	0	(1)	0	(1)

$0	$2	$6	$(4)

Total Swap Agreements	$0	$2	$6	$(4)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$281	$0	$281
U.S. Government Agencies	0	251,938	0	251,938
U.S. Treasury Obligations	0	7,957	0	7,957
Non-Agency Mortgage-Backed Securities	0	24,422	5,335	29,757
Asset-Backed Securities	0	35,877	0	35,877
Short-Term Instruments
Repurchase Agreements	0	468	0	468

$0	$320,943	$5,335	$326,278
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,251	$0	$0	$1,251

Total Investments	$1,251	$320,943	$5,335	$327,529

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,031)	$0	$(27,031)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	31	0	31
Over the counter	0	190	0	190

$0	$221	$0	$221
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(21)	0	(21)
Over the counter	0	(131)	0	(131)

$0	$(152)	$0	$(152)

Total Financial Derivative Instruments	$0	$69	$0	$69

Totals	$1,251	$293,981	$5,335	$300,567

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,568	$3,068	$(185)	$(1)	$(5)	$(110)	$0	$0	$5,335	$(100)

Totals	$2,568	$3,068	$(185)	$(1)	$(5)	$(110)	$0	$0	$5,335	$(100)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$5,335	Proxy Pricing	Base Price	102.250 - 110.000	104.584

Total	$5,335

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	$3,750	$3,706
Tower Health 4.451% due 02/01/2050	2,000	1,813

Total Corporate Bonds & Notes (Cost $5,404)		5,519

MUNICIPAL BONDS & NOTES 94.5%
ALABAMA 1.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
0.450% (MUNIPSA) due 10/01/2052 ~	3,500	3,501
4.000% due 06/01/2051	7,000	8,516
4.000% due 10/01/2052	3,250	3,679
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	4,000	4,142
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	11,469
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,480
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.916% (US0001M) due 06/01/2049 ~	2,000	2,019
0.966% (US0001M) due 04/01/2049 ~	3,000	3,028
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	5,000	6,065

		43,899

ALASKA 0.7%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	9,000	11,289
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	21,000	4,678

		15,967

ARIZONA 2.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2012 5.000% due 02/01/2042	4,000	4,015
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	369
5.000% due 01/01/2043	6,285	6,399
5.000% due 01/01/2054	8,000	8,120
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,800	3,385
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	1,200	1,356
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 1.875% due 09/01/2032	1,000	1,016
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,896
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 1.050% due 01/01/2038	3,750	3,762
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	5,000	6,104
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,894
5.000% due 07/01/2044	5,435	6,756
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	2,500	2,441
Tempe, Arizona Certificates of Participation Notes, Series 2021 1.851% due 07/01/2030	3,000	2,943

		52,456

CALIFORNIA 8.6%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,436
5.000% due 12/01/2032	3,000	3,260

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 12/01/2033	3,500	3,802
5.000% due 12/01/2034	3,000	3,257
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	5,951
5.000% due 04/01/2038	10,000	10,599
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2034	3,500	4,053
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 10/01/2052	7,000	8,085
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 08/01/2046	1,000	982
4.000% due 08/01/2047	2,750	2,741
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,480	1,482
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 4.000% due 06/01/2049	1,000	1,161
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	820	851
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	10,000	11,960
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2037	1,995	2,383
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,251
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.200% due 01/01/2050	14,885	14,885
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 5.000% due 01/01/2056	1,250	1,407
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	200	236
4.000% due 05/15/2046	2,000	2,338
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2040 (f)	9,900	11,547
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,520
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	2,136
California Public Finance Authority Revenue Bonds, Series 2017 0.030% due 08/01/2052	5,800	5,800
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 04/01/2034	10,000	10,117
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2041	2,000	2,417
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,445
California State University Revenue Notes, Series 2021 1.794% due 11/01/2030	3,000	2,903
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	4,500	4,549
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	7,000	6,868
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	2,750	2,847
4.000% due 10/01/2056	4,100	4,268
4.000% due 12/01/2056	3,200	2,994
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (c)	2,300	1,903
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	67,820	13,334
3.000% due 06/01/2046	2,000	2,051
3.850% due 06/01/2050	2,000	2,037
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	1,500	1,502
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	623
5.000% due 05/01/2029	500	604
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,375	1,436
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,467
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	3,219
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	4,000	5,132
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	7,490
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2038	2,625	3,156
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 10/15/2050	3,500	4,111
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2035	4,000	5,216

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 4.000% due 06/01/2049	3,500	4,075

		202,887

COLORADO 2.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	2,000	2,297
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	2,500	2,623
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	7,260	8,300
5.000% due 08/01/2049	3,800	4,300
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	8,013
Colorado State Certificates of Participation Bonds, Series 2020 4.000% due 12/15/2039	3,775	4,533
Denver, Colorado Airport System City & County Revenue Bonds, Series 2020 5.000% due 11/15/2031	3,850	4,473
Denver, Colorado City & County Revenue Bonds, Series 2021
4.000% due 08/01/2042	1,750	2,110
4.000% due 08/01/2043	1,500	1,805
4.000% due 08/01/2051	4,500	5,346
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,612
5.000% due 09/01/2036	1,400	1,802
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 0.384% (SOFRRATE) due 09/01/2039 ~	3,500	3,509
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	10,789
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2038	1,150	1,359
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,478

		64,349

CONNECTICUT 2.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,969
5.000% due 05/01/2034	7,500	9,703
5.000% due 05/01/2035	1,000	1,289
5.000% due 05/01/2037	5,500	7,058
5.000% due 05/01/2040	2,250	2,873
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	5,269
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	2,189
5.000% due 06/15/2038	1,115	1,382
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2037	1,925	2,272
5.000% due 04/15/2034	2,700	3,409
5.000% due 04/15/2035	3,150	3,971
Connecticut State General Obligation Bonds, Series 2021 4.000% due 06/01/2034	1,000	1,229
Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	3,084
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003 0.250% due 07/01/2037	6,000	5,976

		51,673

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, Series 2012 5.000% due 12/01/2029	2,500	2,607
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,851
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	3,930	4,984
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	8,000	10,207

		20,649

FLORIDA 2.1%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,500	1,554
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,359
Florida Municipal Power Agency Revenue Bonds, Series 2012 5.000% due 10/01/2026	4,500	4,659
Jacksonville, Florida Revenue Bonds, Series 2020 4.000% due 11/01/2036	505	587
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,458

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,293
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,900	2,199
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	2,295
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	8,000	9,257
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,388
Orange County, Florida Health Authority Revenue Bonds, Series 2019 5.000% due 10/01/2047	2,250	2,764
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	1,013
0.000% due 10/01/2031 (c)	1,330	1,081
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,786
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,750	4,203
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2036	1,000	1,108
4.000% due 12/15/2046	500	546
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	519
0.000% due 09/01/2036 (c)	800	531
0.000% due 09/01/2037 (c)	800	508
5.000% due 07/01/2034	275	352
5.000% due 07/01/2035	650	830

		48,290

GEORGIA 4.8%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2021 5.000% due 07/01/2029	1,250	1,587
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	3,014
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2036	1,000	1,272
5.000% due 07/01/2037	500	635
5.000% due 07/01/2038	800	1,014
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	3,075
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	5,260
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	7,542
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	4,035	5,052
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	15,162
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,152
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,289
5.000% due 06/15/2031	1,210	1,542
Georgia State Road & Tollway Authority Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,250	1,629
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	9,800	10,775
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
0.896% (US0001M) due 08/01/2048 ~	4,850	4,889
4.000% due 04/01/2048	1,000	1,054
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,630	1,846
5.000% due 05/15/2033	2,500	3,081
5.000% due 05/15/2049	2,250	3,375
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	11,000	12,917
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	3,500	5,336
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,391
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	1,035
5.000% due 01/01/2038	1,500	1,827
5.000% due 01/01/2039	1,500	1,827
5.000% due 01/01/2049	2,000	2,429
5.000% due 01/01/2059	2,000	2,425
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	391
4.000% due 01/01/2051	1,000	1,142
5.000% due 01/01/2056	1,100	1,344
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	467
5.000% due 01/01/2027	400	480

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2030	165	209
5.000% due 01/01/2031	180	227
5.000% due 01/01/2032	220	277
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2040	2,000	2,393

		112,362

IDAHO 0.1%
Idaho Housing & Finance Association Revenue Notes, Series 2021 5.000% due 07/15/2029	2,000	2,566

ILLINOIS 13.0%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,106
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	2,380
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2032	2,800	3,527
5.000% due 12/01/2033	3,400	4,276
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,363
Chicago Board of Education, Illinois General Obligation Notes, Series 2021 5.000% due 12/01/2030	1,500	1,897
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,938
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,879
5.000% due 07/01/2038	1,000	1,185
5.000% due 01/01/2039	2,000	2,436
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	3,210
5.000% due 06/01/2028	1,875	2,333
5.000% due 06/01/2029	1,170	1,488
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,606
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	1,112
4.000% due 12/01/2055	4,500	5,106
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	4,410
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	5,130
Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,091
5.250% due 01/01/2033	3,000	3,271
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	5,108
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,351
5.750% due 01/01/2034	4,500	5,461
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	2,020
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	4,250	4,356
5.000% due 11/01/2042	2,500	2,586
Cook County, Illinois Sales Tax Revenue Bonds, Series 2018 5.250% due 11/15/2035	1,000	1,242
Illinois Development Finance Authority Revenue Bonds, Series 2001 0.120% due 06/01/2029	21,900	21,900
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,730
5.000% due 02/15/2029	4,500	5,425
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	1,250	1,343
5.000% due 11/01/2049	2,500	2,756
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	1,198
4.000% due 08/15/2040	1,750	2,086
4.000% due 08/15/2041	8,375	9,959
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,640
4.000% due 05/01/2040	2,830	3,252
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,395
5.250% due 02/01/2034	3,500	3,823
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	1,050
5.000% due 10/01/2033	1,610	1,960
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,580
4.000% due 10/01/2035	8,000	9,347
Illinois State General Obligation Notes, Series 2014 5.000% due 05/01/2023	2,615	2,773

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	4,411
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	2,335	2,425
5.000% due 11/01/2026	10,000	11,871
5.000% due 12/01/2026	5,000	5,946
5.000% due 11/01/2027	1,500	1,816
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,617
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	7,000	8,626
5.500% due 05/01/2030	2,000	2,617
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,912
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	2,995
3.000% due 06/15/2033	1,000	1,053
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	6,000	7,016
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	7,095	7,246
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,850
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	7,445	9,448
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (c)	3,700	2,903
0.000% due 06/15/2035 (c)	4,500	3,336
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	2,155
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
4.000% due 12/15/2047 (a)	10,120	11,536
4.000% due 06/15/2052 (a)	5,380	6,109
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,627
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	5,600	7,514
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	1,000	1,287
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2036	1,310	1,592
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	8,000	8,259
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	5,700	5,737
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	4,985	6,137
5.000% due 01/01/2029	1,400	1,765
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	6,754

		305,645

INDIANA 0.6%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	1,000	1,067
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,000	7,466
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	6,000	5,413
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,074

		15,020

IOWA 0.5%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.158% due 08/15/2032	5,975	5,975
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.193% due 08/15/2029	5,075	5,075
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	9,000	1,678

		12,728

KANSAS 0.3%
Kansas Development Finance Authority Revenue Bonds, Series 2021 5.000% due 11/15/2054	5,000	6,654

KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,203
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 4.750% due 07/01/2040	3,750	4,117

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	4,000	4,523
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2034	1,250	1,474
4.000% due 11/01/2038	400	469
Kentucky State Property & Building Commission Revenue Notes, Series 2019
5.000% due 11/01/2022	1,500	1,559
5.000% due 11/01/2024	1,390	1,568
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2011 0.100% due 10/01/2039	8,585	8,585

		23,498

LOUISIANA 0.5%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	4,020	5,304
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	1,455	1,479
2.100% due 06/01/2037	370	382
2.375% due 06/01/2037	4,015	4,228

		11,393

MAINE 0.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	5,000	5,351

MARYLAND 0.8%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	4,470	5,237
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	2,085
Maryland Department of Transportation State Revenue Notes, Series 2021 5.000% due 08/01/2030	950	1,225
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	7,989
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2046	1,000	1,149

		17,685

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,325
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,881
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001 0.090% due 07/01/2031	11,050	11,050
Massachusetts Port Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	500	633
5.000% due 07/01/2030	500	645
5.000% due 07/01/2031	750	987
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.000% due 08/15/2030	6,660	6,859
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,375

		27,755

MICHIGAN 1.7%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,350	5,312
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	5,000	4,774
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,679
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,503
5.000% due 07/01/2030	1,715	2,237
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2044	2,000	2,047
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	4,000	4,716
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,690
Michigan State Building Authority Revenue Bonds, Series 2019
5.000% due 04/15/2035	1,000	1,281
5.000% due 04/15/2036	3,500	4,474

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2040	6,500	7,920

		39,633

MINNESOTA 0.6%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2036	1,515	1,805
5.000% due 01/01/2037	1,175	1,400
Minnesota State General Obligation Bonds, Series 2021 5.000% due 09/01/2032	4,755	6,444
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,302

		13,951

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,837
4.000% due 02/15/2044	2,200	2,520
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2030	2,100	2,593
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	5,215	6,067
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020 5.000% due 03/01/2030	1,000	1,279

		15,296

NEBRASKA 0.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,162
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020
0.600% (MUNIPSA) due 05/15/2033 ~	1,000	1,000
4.000% due 11/15/2050	1,000	1,163
Nebraska Public Power District Revenue Bonds, Series 2013 5.000% due 01/01/2031	3,000	3,000

		10,325

NEVADA 0.7%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2034	1,700	2,193
5.000% due 06/15/2035	1,000	1,288
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,337
Clark Department of Aviation, Nevada Revenue Bonds, Series 2019 5.000% due 07/01/2033	5,000	6,370
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,108
5.000% due 06/01/2033	220	265

		15,561

NEW HAMPSHIRE 0.8%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2011 0.060% due 07/01/2033	7,400	7,400
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,500	10,490

		17,890

NEW JERSEY 3.8%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,186
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (c)	1,000	971
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005 5.500% due 09/01/2029	4,000	5,261
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	430	488
New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2039	1,000	1,164
4.000% due 06/15/2040	1,000	1,162
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	10,500	12,567
5.250% due 09/01/2027	10,000	12,304
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,209
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	6,250	7,393
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	4,550	3,648
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	4,337

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 06/15/2044	1,500	1,811
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2037	2,250	2,630
4.000% due 06/15/2038	2,000	2,333
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,701
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,379
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	8,000	9,826
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,318
5.000% due 06/01/2046	7,500	8,739
5.250% due 06/01/2046	2,500	2,988

		90,415

NEW MEXICO 0.4%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	6,250	7,095
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,185

		8,280

NEW YORK 12.9%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	3,221
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	2,500	2,759
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,750	4,384
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (e)	1,750	1,871
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2042	3,250	3,929
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 0.364% (SOFRRATE) due 11/01/2035 ~	4,750	4,727
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.616% (US0001M) due 11/01/2041 ~	2,500	2,507
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.886% (US0001M) due 11/01/2026 ~	3,450	3,451
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,170
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	6,250	7,114
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	5,000	5,948
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	10,060	10,565
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 12/01/2038	1,300	1,524
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2026	1,000	1,195
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,000	8,567
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (e)	2,000	2,127
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 7.102% due 03/01/2026	2,000	2,200
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,734
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	3,106
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021
4.000% due 07/15/2034	4,000	4,890
4.000% due 07/15/2035	2,500	3,046
4.000% due 07/15/2036	2,500	3,037
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 02/01/2025	7,000	7,356
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,379
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	5,568
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.060% due 11/01/2044	8,180	8,180
4.000% due 11/01/2037	3,000	3,582
5.000% due 05/01/2037	4,840	6,101
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 11/01/2042	10,000	11,860
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,000	1,213
4.000% due 11/01/2037	1,500	1,813
5.000% due 11/01/2031	1,000	1,335
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020 4.000% due 12/01/2033	2,500	3,029

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.060% due 06/15/2050	9,550	9,550
New York City Water & Sewer System, New York Revenue Bonds, Series 2021 4.000% due 06/15/2045	4,000	4,805
New York City, New York General Obligation Bonds, Series 2017 0.060% due 10/01/2046	13,810	13,810
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,150	5,646
5.375% due 11/15/2040	2,000	2,226
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 03/15/2029	3,695	4,619
New York State Dormitory Authority Revenue Bonds, Series 2020
3.027% due 02/15/2033	2,000	2,110
4.000% due 03/15/2036	3,685	4,422
4.000% due 02/15/2038	2,000	2,366
4.000% due 02/15/2040	6,750	7,946
New York State Dormitory Authority Revenue Bonds, Series 2021 5.000% due 03/15/2035	10,000	13,143
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	5,000	5,760
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	2,500	2,988
New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	8,250	9,670
5.000% due 03/15/2038	2,375	3,023
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2043	21,500	27,527
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2037	5,000	6,091
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	2,000	2,409
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,635	3,370
5.000% due 12/01/2034	450	571
5.000% due 12/01/2035	400	506
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	10,000	11,703
5.000% due 12/01/2030	400	512
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,505	1,508
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 05/15/2057	2,120	2,559
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	4,033
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	5,000	5,010
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,081
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,947
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2028	4,000	4,851

		302,250

NORTH CAROLINA 0.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	4,000	5,381
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 06/01/2036	2,500	2,550

		7,931

OHIO 2.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 5.000% due 02/15/2034	1,815	2,370
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2037	3,000	3,513
4.000% due 06/01/2048	16,000	18,003
5.000% due 06/01/2034	2,000	2,534
5.000% due 06/01/2036	2,000	2,515
5.000% due 06/01/2055	4,980	5,788
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	4,226
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	2,224
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,948
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,760	2,993
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,470
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	2,894
5.250% due 02/15/2029	2,900	3,059

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (e)	5,000	5,808

		62,345

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,790	1,993
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	859
5.000% due 08/01/2029	755	921
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,250	1,256

		5,029

OREGON 1.3%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 0.000% due 06/15/2045 (d)	4,000	4,945
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2036	1,500	1,923
5.000% due 08/15/2037	1,600	2,047
5.000% due 08/15/2038	2,000	2,554
Oregon Department of Transportation State Revenue Bonds, (BABs), Series 2010 5.834% due 11/15/2034	5,000	6,821
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	778
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	6,363
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2039 (c)	3,000	1,953
5.000% due 06/15/2031	2,500	3,287

		30,671

PENNSYLVANIA 3.8%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2033	1,495	1,617
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	485	572
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	3,010
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,450
5.000% due 06/01/2032	2,000	2,445
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	3,000	3,580
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2035	6,000	7,636
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 1.200% (MUNIPSA) due 08/15/2038 ~(f)	3,250	3,341
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,447
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	8,000	8,509
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
0.500% (MUNIPSA) due 06/01/2041 ~	6,000	6,025
5.000% due 10/15/2032	1,150	1,529
5.000% due 10/15/2033	1,150	1,526
5.000% due 10/15/2034	1,400	1,854
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,722
4.000% due 01/01/2030	800	927
4.000% due 01/01/2031	800	935
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,694
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	5,519
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,710
5.000% due 12/01/2048	3,750	4,627
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2038	2,740	3,302
4.000% due 12/01/2039	2,635	3,169
4.000% due 12/01/2040	5,270	6,335
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
5.000% due 12/01/2029	700	904
5.000% due 12/01/2030	525	693
Philadelphia, Pennsylvania Airport Revenue Bonds, (AGM Insured), Series 2021
4.000% due 07/01/2040	800	949
4.000% due 07/01/2041	1,000	1,183
4.000% due 07/01/2046	4,000	4,666
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	825

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,738
5.000% due 07/01/2030	700	902

		90,341

PUERTO RICO 5.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.250% due 07/01/2032 ^(b)	2,250	2,242
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.750% due 07/01/2028 ^(b)	5,000	4,738
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	5,850	5,207
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 1.000% due 01/01/2045 ^(b)	13,000	12,545
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	9,750	9,311
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.608% (US0003M) due 07/01/2029 ~	7,985	7,979
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(b)	15,000	8,887
Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2006
5.000% due 07/01/2022 ^(b)	985	481
5.000% due 07/01/2046 ^(b)	6,545	3,199
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2004 5.000% due 07/01/2036 ^(b)	4,285	4,542
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
5.750% due 07/01/2022 ^(b)	1,655	1,821
6.000% due 07/01/2041 ^(b)	16,000	17,720
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	28,016	9,556
0.000% due 07/01/2051 (c)	25,000	6,157
4.750% due 07/01/2053	10,161	11,635
5.000% due 07/01/2058	6,000	6,960
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	11,436	13,118

		126,098

SOUTH CAROLINA 0.4%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044	3,250	3,767
5.000% due 12/01/2046	3,000	3,741
South Carolina Public Service Authority Revenue Bonds, Series 2014 5.000% due 12/01/2046	400	449
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	1,000	1,138
South Carolina State Housing Finance & Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2014 3.800% due 07/01/2034	530	530

		9,625

TENNESSEE 1.1%
Knoxville, Tennessee Wastewater System Revenue Notes, Series 2021 5.000% due 04/01/2031	3,815	5,123
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	320	310
Metropolitan Government of Nashville & Davidson County, Tennessee Electric Revenue Notes, Series 2021 5.000% due 05/15/2030	615	809
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,000	2,151
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	2,000	2,229
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,191
5.000% due 02/01/2024	1,400	1,524
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,040
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	7,000	9,002

		26,379

TEXAS 6.9%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
0.450% due 12/01/2045	5,000	5,002
7.500% due 12/01/2045	1,000	995
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,449
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	2,099
Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
5.000% due 02/15/2025	1,220	1,390
5.000% due 02/15/2026	1,445	1,704

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Central Texas Regional Mobility Authority Revenue Bonds, Series 2020 3.593% due 01/01/2042	3,000	3,028
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	945
4.000% due 01/01/2041	800	942
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,115
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,889
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 5.000% due 12/01/2047	2,250	2,882
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	2,500	2,933
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	4,812
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,992
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 0.080% due 12/01/2059	16,400	16,400
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 5.000% due 10/01/2051	4,000	5,350
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,242
5.000% due 07/01/2034	1,000	1,242
5.000% due 07/01/2035	1,460	1,812
5.000% due 07/01/2036	1,000	1,239
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
0.000% due 02/15/2023 (c)	4,745	4,730
0.000% due 02/15/2024 (c)	4,735	4,696
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,481
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2045	1,750	2,161
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,616
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	200	227
4.000% due 08/15/2035 (e)	700	795
4.000% due 08/15/2036 (e)	500	567
4.000% due 08/15/2037 (e)	800	907
4.000% due 08/15/2040 (e)	2,800	3,176
5.000% due 01/01/2047	2,000	2,140
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,911
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	8,750	10,336
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,789
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,970	2,023
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	104
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 0.894% due 08/01/2050	5,000	4,990
San Antonio Water System, Texas Revenue Notes, Series 2021 5.000% due 05/15/2029	1,250	1,602
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	6,003
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
1.586% (US0003M) due 12/15/2026 ~	4,000	4,001
5.250% due 12/15/2022	3,825	4,004
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	2,000	2,520
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,631
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	5,241
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 10/15/2043	9,000	11,092
5.000% due 04/15/2049	5,000	6,210
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993 6.000% due 11/15/2022 (f)	100	101
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021
4.000% due 03/01/2026	525	597
5.000% due 03/01/2027	970	1,175

		161,288

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,579
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	2,113

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	5,387

		11,079

VIRGINIA 1.4%
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 0.120% due 12/01/2033	9,885	9,885
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,099
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	9,220	10,908
Virginia Small Business Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	10,000	10,651

		33,543

WASHINGTON 1.9%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	4,000	4,606
Washington Health Care Facilities Authority Revenue Bonds, Series 2009 5.000% due 08/15/2044	4,965	5,103
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.150% (MUNIPSA) due 01/01/2042 ~	3,000	3,015
5.000% due 01/01/2047	2,000	2,344
Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	4,900	5,630
5.000% due 08/01/2049	4,000	4,524
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	10,000	12,197
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	1,147
Washington State General Obligation Bonds, Series 2016 5.000% due 08/01/2030	1,670	1,993
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	3,967	4,600

		45,159

WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,000	2,249
West Virginia Parkways Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	1,000	1,282

		3,531

WISCONSIN 2.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	11,000	11,725
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 4.500% due 01/01/2035	2,500	2,719
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	5,790	6,368
4.500% due 06/01/2056	2,500	2,556
5.000% due 01/01/2056	1,150	1,280
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,599
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (c)	2,755	2,071
0.000% due 12/15/2045 (c)	10,355	4,617
0.000% due 12/15/2055 (c)	10,000	2,923
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,535	1,965
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	6,469
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,500	3,973
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 10/15/2035	2,375	2,910

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

4.000% due 08/15/2040	2,000	2,356

		53,531

Total Municipal Bonds & Notes (Cost $2,092,800)		2,220,978

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		2,744

Total Short-Term Instruments (Cost $2,744)		2,744

Total Investments in Securities (Cost $2,100,948)		2,229,241

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	15,258,160	148,279

Total Short-Term Instruments (Cost $149,955)		148,279

Total Investments in Affiliates (Cost $149,955)		148,279

Total Investments 101.2% (Cost $2,250,903)		$2,377,520
Financial Derivative Instruments (h) (0.0)%(Cost or Premiums, net $0)		(247)
Other Assets and Liabilities, net (1.2)%		(26,909)

Net Assets 100.0%		$2,350,364

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	05/20/2021 - 06/09/2021	$11,459	$11,547	0.49%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.200	08/15/2038	09/14/2021	3,339	3,341	0.14
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000	11/15/2022	09/20/2002	100	101	0.01

$14,898	$14,989	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$2,744	U.S. Treasury Notes 1.250% due 03/31/2028	$(2,799)	$2,744	$2,744

Total Repurchase Agreements	$(2,799)	$2,744	$2,744

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022	1,878	$(245,020)	$(21)	$0	$(117)
U.S. Treasury 30-Year Bond March Futures	03/2022	122	(19,573)	(56)	0	(69)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	39	(7,688)	4	0	(61)

Total Futures Contracts	$(73)	$0	$(247)

Cash of $5,115 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$5,519	$0	$5,519
Municipal Bonds & Notes
Alabama	0	43,899	0	43,899
Alaska	0	15,967	0	15,967
Arizona	0	52,456	0	52,456
California	0	202,887	0	202,887
Colorado	0	64,349	0	64,349
Connecticut	0	51,673	0	51,673
District of Columbia	0	20,649	0	20,649
Florida	0	48,290	0	48,290

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Georgia	0	112,362	0	112,362
Idaho	0	2,566	0	2,566
Illinois	0	305,645	0	305,645
Indiana	0	15,020	0	15,020
Iowa	0	12,728	0	12,728
Kansas	0	6,654	0	6,654
Kentucky	0	23,498	0	23,498
Louisiana	0	11,393	0	11,393
Maine	0	5,351	0	5,351
Maryland	0	17,685	0	17,685
Massachusetts	0	27,755	0	27,755
Michigan	0	39,633	0	39,633
Minnesota	0	13,951	0	13,951
Missouri	0	15,296	0	15,296
Nebraska	0	10,325	0	10,325
Nevada	0	15,561	0	15,561
New Hampshire	0	17,890	0	17,890
New Jersey	0	90,415	0	90,415
New Mexico	0	8,280	0	8,280
New York	0	302,250	0	302,250
North Carolina	0	7,931	0	7,931
Ohio	0	62,345	0	62,345
Oklahoma	0	5,029	0	5,029
Oregon	0	30,671	0	30,671
Pennsylvania	0	90,341	0	90,341
Puerto Rico	0	126,098	0	126,098
South Carolina	0	9,625	0	9,625
Tennessee	0	26,379	0	26,379
Texas	0	161,288	0	161,288
Utah	0	11,079	0	11,079
Virginia	0	33,543	0	33,543
Washington	0	45,159	0	45,159
West Virginia	0	3,531	0	3,531
Wisconsin	0	53,531	0	53,531
Short-Term Instruments
Repurchase Agreements	0	2,744	0	2,744

	$0	$2,229,241	$0	$2,229,241
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148,279	$0	$0	$148,279

Total Investments	$148,279	$2,229,241	$0	$2,377,520

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(247)	$0	$(247)

Total Financial Derivative Instruments	$0	$(247)	$0	$(247)

Totals	$148,279	$2,228,994	$0	$2,377,273

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.2% ¤
MUNICIPAL BONDS & NOTES 90.9%
ALABAMA 1.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$250	$304
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 0.000% due 10/01/2050 (c)	1,000	1,035
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,500	1,664
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2030	100	132

		3,135

ALASKA 0.5%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	850	1,066

ARIZONA 1.2%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	364
5.000% due 07/01/2030	350	422
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	623
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	1,000	976

		2,385

CALIFORNIA 5.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.550% (MUNIPSA) due 04/01/2056 ~	1,000	1,009
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 10/01/2052	1,000	1,155
California Health Facilities Financing Authority Revenue Bonds, Series 2020 5.000% due 04/01/2034	750	970
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2034	750	934
California State Public Works Board Revenue Notes, Series 2021 5.000% due 11/01/2030	1,250	1,658
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,607
California State University Revenue Notes, Series 2021 1.794% due 11/01/2030	1,500	1,452
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	1,000	1,001
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,075	1,123

		10,909

COLORADO 1.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	500	572
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,181
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016 3.750% due 12/01/2026	549	566

		2,319

CONNECTICUT 5.7%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,220
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2032	2,000	2,598
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,235
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,256
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,480	2,608

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,247
Metropolitan District, Connecticut General Obligation Notes, Series 2019 5.000% due 07/15/2029	750	964

		11,128

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	519

FLORIDA 3.9%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	1,030
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	807
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	579
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	1,000	1,334
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2029	590	758
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,152
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	1,013
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2027 (b)	350	322
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	750	746

		7,741

GEORGIA 5.8%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	2,000	2,308
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,315
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	1,077
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	410
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	815	896
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 0.896% (US0001M) due 08/01/2048 ~	550	554
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	750	849
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	613
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2026	385	450
5.000% due 01/01/2031	525	669
5.000% due 01/01/2032	100	128
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	491
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2026	1,000	1,168
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2026	200	232
5.000% due 01/01/2027	200	238

		11,398

GUAM 0.5%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	937

ILLINOIS 8.5%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,181
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2028	500	623
Chicago, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2030	250	271
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,121
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,204
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	1,000	1,025
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	500	572

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,000	1,074
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,003
5.000% due 08/01/2023	1,990	2,132
Illinois State General Obligation Notes, Series 2021 5.000% due 03/01/2028	500	609
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	610
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,264
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	500	604
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (a)(b)	1,000	699
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	600	805
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,847

		16,644

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	939
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	151
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	634
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	537

		2,261

KENTUCKY 1.1%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,068
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,131

		2,199

LOUISIANA 1.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	750	996
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	310	320
2.125% due 06/01/2037	860	888

		2,204

MAINE 0.2%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	467

MARYLAND 1.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	530
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	250	312
Maryland State Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2030	1,500	1,980

		2,822

MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.600% (MUNIPSA) due 07/01/2038 ~	750	751
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	621
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	840	956
Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,061
University of Massachusetts Building Authority Revenue Notes, Series 2021 5.000% due 11/01/2029	800	1,043

		4,432

MICHIGAN 2.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,505	1,838
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.688% (US0003M) due 07/01/2032 ~	1,000	1,004

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	574
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,260

		4,676

MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	788

MISSOURI 1.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2028	1,225	1,468
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020 5.000% due 03/01/2030	1,000	1,279

		2,747

NEBRASKA 0.8%
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	1,600	1,604

NEW JERSEY 3.9%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	622
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	2,250	2,693
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2036	1,000	1,172
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	500	510
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	902
Rutgers, The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	266
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	331
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2028	1,000	1,242

		7,738

NEW MEXICO 1.0%
New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	858
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,135

		1,993

NEW YORK 9.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.886% (US0001M) due 11/01/2026 ~	435	435
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,000	1,210
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	1,600	1,903
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,000	1,031
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,071
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,253
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 5.000% due 11/01/2031	1,500	2,002
New York City Water & Sewer System, New York Revenue Notes, Series 2021 5.000% due 06/15/2029	1,100	1,423
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	1,000	1,046
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,138
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2030	2,570	3,363
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,152
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	891

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 06/01/2027	750	915

		18,833

NORTH CAROLINA 1.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,200	1,239
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	643
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,103

		2,985

OHIO 4.4%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2020 5.000% due 12/01/2035	850	1,083
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	400
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	200	201
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,000	1,125
5.000% due 06/01/2033	600	763
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	901
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,095
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	906
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2027	200	241
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,089
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	789

		8,593

OREGON 0.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2032	600	776
Oregon Health & Science University Revenue Bonds, Series 2012 5.000% due 07/01/2026	575	587

		1,363

PENNSYLVANIA 6.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,225
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	573
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,213
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	500	596
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,092
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	548
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	1,500	1,786
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	500	637
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.109% (US0001M) due 08/15/2048 ~	750	755
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	152
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.700% (MUNIPSA) due 12/01/2023 ~	1,000	1,006
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	250	288
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	781
University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021 4.000% due 04/15/2026	1,000	1,136

		11,788

PUERTO RICO 2.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.608% (US0003M) due 07/01/2029 ~	345	345
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,250	1,518

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (b)	1,682	1,370
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	700	791

		4,024

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	619

TENNESSEE 1.8%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,067
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,174
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,000	1,286

		3,527

TEXAS 8.1%
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	1,000	1,162
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,072
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	434
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012 5.000% due 12/01/2028	325	339
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2027	500	520
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	714
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 5.000% due 10/01/2051	1,500	2,006
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	493
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,243
Houston, Texas Combined Utility System Revenue Notes, Series 2017 5.000% due 11/15/2026	645	779
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,267
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	601
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	600
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 1.586% (US0003M) due 12/15/2026 ~	750	750
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	990	1,152
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2026	500	594
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	397
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,270
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	469

		15,862

UTAH 0.3%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	620

WASHINGTON 2.7%
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2032	1,000	1,310
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.150% (MUNIPSA) due 01/01/2042 ~	1,000	1,005
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	1,000	1,219
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	1,488	1,725

		5,259

WEST VIRGINIA 0.5%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	500	509

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	528	541

		1,050

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2027	195	224
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (b)	1,075	954
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	1,119

		2,297

Total Municipal Bonds & Notes (Cost $170,127)		178,932

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		591

Total Short-Term Instruments (Cost $591)		591

Total Investments in Securities (Cost $170,718)		179,523

	SHARES
INVESTMENTS IN AFFILIATES 8.3%
SHORT-TERM INSTRUMENTS 8.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III	1,672,538	16,254

Total Short-Term Instruments (Cost $16,457)		16,254

Total Investments in Affiliates (Cost $16,457)		16,254

Total Investments 99.5% (Cost $187,175)		$195,777
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net 0.5%		1,070

Net Assets 100.0%		$196,843

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$591	U.S. Treasury Notes 1.250% due 03/31/2028		$(603)	$591	$591

Total Repurchase Agreements							$(603)	$591	$591

	(e)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022			62		(8,089)	$26	$0	$(4)

Total Futures Contracts							$26	$0	$(4)

Cash of $93 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$3,135	$0	$3,135
	Alaska				0	1,066	0	1,066
	Arizona				0	2,385	0	2,385
	California				0	10,909	0	10,909
	Colorado				0	2,319	0	2,319
	Connecticut				0	11,128	0	11,128
	District of Columbia				0	519	0	519
	Florida				0	7,741	0	7,741
	Georgia				0	11,398	0	11,398
	Guam				0	937	0	937
	Illinois				0	16,644	0	16,644
	Indiana				0	2,261	0	2,261
	Kentucky				0	2,199	0	2,199
	Louisiana				0	2,204	0	2,204
	Maine				0	467	0	467
	Maryland				0	2,822	0	2,822
	Massachusetts				0	4,432	0	4,432
	Michigan				0	4,676	0	4,676
	Mississippi				0	788	0	788
	Missouri				0	2,747	0	2,747
	Nebraska				0	1,604	0	1,604
	New Jersey				0	7,738	0	7,738
	New Mexico				0	1,993	0	1,993
	New York				0	18,833	0	18,833
	North Carolina				0	2,985	0	2,985
	Ohio				0	8,593	0	8,593
	Oregon				0	1,363	0	1,363
	Pennsylvania				0	11,788	0	11,788
	Puerto Rico				0	4,024	0	4,024
	South Dakota				0	619	0	619

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Tennessee	0	3,527	0	3,527
Texas	0	15,862	0	15,862
Utah	0	620	0	620
Washington	0	5,259	0	5,259
West Virginia	0	1,050	0	1,050
Wisconsin	0	2,297	0	2,297
Short-Term Instruments
Repurchase Agreements	0	591	0	591

	$0	$179,523	$0	$179,523
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,254	$0	$0	$16,254

Total Investments	$16,254	$179,523	$0	$195,777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$(4)	$0	$(4)

Totals	$16,254	$179,519	$0	$195,773

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2% ¤
MUNICIPAL BONDS & NOTES 88.4%
ALABAMA 3.0%
Trussville, Alabama General Obligation Bonds, Series 2014 5.000% due 10/01/2034	$1,500	$1,657
University of South Alabama Revenue Bonds, (BAM Insured), Series 2019 5.000% due 04/01/2035	1,115	1,389
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,800	3,477

		6,523

ALASKA 0.6%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2034	1,015	1,301

ARIZONA 1.8%
Arizona State University Revenue Bonds, Series 2015 5.000% due 07/01/2028	3,415	3,933

ARKANSAS 0.7%
University of Arkansas Revenue Notes, Series 2020 5.000% due 12/01/2028	1,210	1,540

CALIFORNIA 5.2%
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2035	1,900	2,088
Golden State Tobacco Securitization Corp., California Revenue Bonds, (AMBAC Insured),Series 2005 0.000% due 06/01/2027	2,000	1,911
Los Angeles Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2020 5.000% due 10/01/2028	2,050	2,583
San Diego Convention Center Expansion Financing Authority, California Revenue Notes, Series 2020 1.267% due 04/15/2023	2,500	2,505
San Jose Financing Authority, California Revenue Bonds, Series 2013 5.000% due 06/01/2030	1,250	1,334
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029	1,070	1,162

		11,583

CONNECTICUT 6.3%
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2027	2,325	2,684
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2026	3,075	3,609
5.000% due 01/01/2028	1,475	1,830
Connecticut State General Obligation Bonds, Series 2015
5.000% due 03/15/2028	950	1,083
5.000% due 11/15/2028	195	228
Connecticut State General Obligation Bonds, Series 2016 5.000% due 08/15/2028	1,625	1,940
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,578

		13,952

FLORIDA 2.7%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2035	1,945	2,469
Orange County, Florida School Board Certificates of Participation Bonds, Series 2017 5.000% due 08/01/2028	1,600	2,009
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,130	1,422

		5,900

ILLINOIS 12.9%
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.000% due 01/01/2028	540	590
5.500% due 01/01/2033	2,325	2,563

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,865	2,024
5.000% due 01/01/2028	2,735	2,959
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,144
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	255
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	681
Cook County, Illinois High School District No 209 Proviso Township General Obligation Notes, (BAM Insured), Series 2017 5.000% due 12/01/2027	1,125	1,340
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	833
4.000% due 12/01/2030	1,020	1,171
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	535	569
4.000% due 12/01/2025	1,000	1,120
Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	881
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	520
Illinois State Toll Highway Authority Revenue Bonds, Series 2014 5.000% due 01/01/2036	3,625	3,947
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2021 5.000% due 01/01/2030	3,300	4,213
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	791
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,625
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,305

		28,531

IOWA 1.2%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,312
4.000% due 06/01/2025	1,270	1,399

		2,711

KENTUCKY 5.1%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	322
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
2.000% due 02/01/2022	400	401
3.000% due 02/01/2025	425	455
3.000% due 02/01/2026	630	686
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,210
Jefferson County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 5.000% due 08/01/2027	1,945	2,347
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	305
Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
5.000% due 05/01/2022	775	787
5.000% due 05/01/2023	630	669
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,166
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,439
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,522

		11,309

LOUISIANA 7.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2024	2,075	2,325
5.000% due 10/01/2027	4,800	5,881
Louisiana Public Facilities Authority Revenue Notes, Series 2014 5.000% due 06/01/2022	1,265	1,290
Louisiana State General Obligation Bonds, Series 2016 5.000% due 08/01/2029	3,920	4,671
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,312

		15,479

MARYLAND 0.7%
Baltimore County, Maryland General Obligation Bonds, Series 2014 4.000% due 02/01/2033	1,425	1,531

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 09/01/2031	2,625	2,944

MICHIGAN 5.7%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	207
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,258
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	393
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	237
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,395
5.000% due 05/01/2029	1,225	1,403
Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019 5.000% due 05/01/2034	1,000	1,237
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	798
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	2,188
Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	785	917
Rochester Community School District, Michigan General Obligation Bonds, Series 2016 5.000% due 05/01/2032	2,075	2,445
Rockford Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2022	200	203

		12,681

MINNESOTA 1.3%
Annandale Independent School District No 876, Minnesota General Obligation Notes, Series 2020 4.000% due 02/01/2023	1,085	1,127
Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019 5.000% due 02/01/2027	1,440	1,741

		2,868

MISSOURI 1.4%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,469
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	327
Springfield, Missouri Revenue Notes, Series 2016 3.000% due 05/01/2023	1,250	1,294

		3,090

NEVADA 1.2%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2034	2,225	2,744

NEW YORK 3.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2030	215	224
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2033	1,000	1,248
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 5.000% due 06/15/2035	1,600	1,773
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2036	2,635	3,129
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	1,450	1,859

		8,233

OHIO 2.2%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2016 5.000% due 02/15/2023	1,500	1,579
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,395
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	213
4.000% due 12/01/2024	200	220
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	242

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,147

		4,796

PENNSYLVANIA 8.7%
Cameron County, Pennsylvania School District General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2022	1,025	1,026
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 06/01/2031	2,500	3,251
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	1,500	1,726
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,364
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 03/15/2027	1,825	2,083
5.000% due 08/15/2031	2,000	2,308
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,404
Mid Valley School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2020 4.000% due 03/15/2025	1,315	1,455
Northern York County, Pennsylvania School District General Obligation Bonds, Series 2017 5.000% due 11/15/2029	1,320	1,342
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	3,061
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	234

		19,254

RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	1,068

SOUTH CAROLINA 0.6%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,251

SOUTH DAKOTA 0.6%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,230

TEXAS 10.8%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	875
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	542
Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021 4.000% due 08/15/2036	2,850	3,194
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,324
Denton, Texas General Obligation Notes, Series 2020 5.000% due 02/15/2029	1,100	1,400
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	244
3.000% due 09/01/2025	235	244
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	937
3.000% due 09/01/2027	860	921
Houston, Texas General Obligation Bonds, Series 2012 5.000% due 03/01/2024	300	302
Houston, Texas General Obligation Bonds, Series 2019 5.000% due 03/01/2033	2,715	3,433
Jacksonville Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 02/15/2023	1,025	1,079
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2027	900	916
Pearland, Texas General Obligation Notes, Series 2020 5.000% due 03/01/2027	1,660	2,011
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	331
Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 5.000% due 02/01/2033	2,370	2,493
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2013 5.000% due 08/15/2033	2,750	2,958
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	615

		23,819

UTAH 0.6%
University of Utah Revenue Bonds, Series 2022 4.000% due 08/01/2036	1,000	1,219

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	130	132

WASHINGTON 0.7%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	463
Washington State General Obligation Bonds, Series 2015 5.000% due 02/01/2031	1,000	1,133

		1,596

WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	571

WISCONSIN 1.5%
Clinton Community School District, Wisconsin General Obligation Notes, Series 2021 4.000% due 03/01/2029	1,210	1,447
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,819

		3,266

Total Municipal Bonds & Notes (Cost $188,288)		195,055

	SHARES
SHORT-TERM INSTRUMENTS 11.8%
MUTUAL FUNDS 11.8%
Fidelity Investments Money Market Government Portfolio, Class I 0.080%	25,949,796	25,950

Total Short-Term Instruments (Cost $25,950)		25,950

Total Investments in Securities (Cost $214,238)		221,005

Total Investments 100.2% (Cost $214,238)		$221,005
Other Assets and Liabilities, net (0.2)%		(356)

Net Assets 100.0%		$220,649

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$6,523	$0	$6,523
Alaska	0	1,301	0	1,301
Arizona	0	3,933	0	3,933
Arkansas	0	1,540	0	1,540
California	0	11,583	0	11,583
Connecticut	0	13,952	0	13,952
Florida	0	5,900	0	5,900
Illinois	0	28,531	0	28,531
Iowa	0	2,711	0	2,711
Kentucky	0	11,309	0	11,309
Louisiana	0	15,479	0	15,479
Maryland	0	1,531	0	1,531
Massachusetts	0	2,944	0	2,944
Michigan	0	12,681	0	12,681
Minnesota	0	2,868	0	2,868
Missouri	0	3,090	0	3,090
Nevada	0	2,744	0	2,744
New York	0	8,233	0	8,233
Ohio	0	4,796	0	4,796
Pennsylvania	0	19,254	0	19,254
Rhode Island	0	1,068	0	1,068
South Carolina	0	1,251	0	1,251
South Dakota	0	1,230	0	1,230
Texas	0	23,819	0	23,819
Utah	0	1,219	0	1,219
Vermont	0	132	0	132
Washington	0	1,596	0	1,596
West Virginia	0	571	0	571
Wisconsin	0	3,266	0	3,266
Short-Term Instruments
Mutual Funds	25,950	0	0	25,950

Total Investments	$25,950	$195,055	$0	$221,005

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
MUNICIPAL BONDS & NOTES 93.6%
ALABAMA 0.5%
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013 5.000% due 01/01/2043	$1,000	$1,048

CALIFORNIA 4.1%
California Health Facilities Financing Authority Revenue Bonds, (NPFGC/CM Insured), Series 2005 5.000% due 04/01/2025	30	30
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,875	2,990
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,428
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	882
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2013 5.000% due 06/01/2029	1,450	1,547
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007 0.694% (US0003M) due 09/01/2027 ~	1,000	1,005

		9,012

COLORADO 2.7%
University of Colorado Hospital Authority Revenue Bonds, Series 2012 5.000% due 11/15/2042	5,850	6,079

CONNECTICUT 11.6%
Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	5,250
5.000% due 09/01/2034	2,425	2,702
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2032	1,000	1,152
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,226
5.000% due 10/01/2037	5,710	7,142
5.000% due 01/01/2038	2,340	2,863
5.000% due 10/01/2038	4,370	5,465

		25,800

DISTRICT OF COLUMBIA 1.9%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	4,206

FLORIDA 3.7%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	6,319
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2012 5.000% due 07/01/2042	1,875	1,920

		8,239

HAWAII 2.0%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,520

ILLINOIS 22.5%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,778
5.000% due 01/01/2046	1,340	1,492
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,163
5.000% due 01/01/2036	2,925	3,393
5.000% due 01/01/2041	5,665	6,526
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2029	920	920
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	579

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2021 (Unaudited)

5.750% due 01/01/2038	3,000	3,322
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2035	1,975	2,143
Illinois Development Finance Authority Revenue Bonds, Series 1991 0.000% due 07/15/2025 (a)	6,595	6,427
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	4,046
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,698
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,574
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,501
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	981
5.000% due 04/01/2044	3,900	4,250
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,171
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	903

		49,867

LOUISIANA 2.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2013 5.000% due 05/01/2043	3,700	3,934
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,117
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,115

		6,166

MARYLAND 0.3%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	630

MASSACHUSETTS 1.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	3,256

NEVADA 3.2%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2012 5.000% due 06/01/2042	6,910	7,040

NEW YORK 8.5%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2012 5.000% due 07/15/2026	2,250	2,308
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 02/01/2042	1,190	1,195
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 05/01/2034	5,035	5,344
New York City, General Obligation Bonds, Series 2016 5.000% due 08/01/2038	2,800	3,311
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 02/15/2040	2,000	2,011
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,670

		18,839

NORTH CAROLINA 2.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,657

OHIO 7.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012 5.000% due 02/15/2037	3,190	3,208
Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,090
Brunswick City School District, Ohio General Obligation Bonds, Series 2018 5.250% due 12/01/2048	3,000	3,212
Franklin County, Ohio Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,015
Kent State University, Ohio Revenue Bonds, Series 2012 5.000% due 05/01/2042	3,725	3,784

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2021 (Unaudited)

Ohio University Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,290	3,434

		15,743

PENNSYLVANIA 12.0%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,743
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,818
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	645	698
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,123
5.000% due 12/01/2044	6,465	7,262
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,159
5.000% due 12/01/2045	3,750	4,317
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	3,055
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2042	2,050	2,471

		26,646

TEXAS 2.9%
Boerne School District, Texas General Obligation Bonds, (PSF Insured), Series 2013 5.000% due 02/01/2043	2,615	2,625
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,145
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2037	1,400	1,424
Lower Colorado River Authority, Texas Revenue Bonds, Series 2013 5.000% due 05/15/2027	1,195	1,270

		6,464

VIRGINIA 1.2%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,788

WASHINGTON 3.0%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,715	1,897
Port of Seattle, Washington Revenue Bonds, Series 2017 5.000% due 05/01/2042	4,000	4,710

		6,607

Total Municipal Bonds & Notes (Cost $194,303)		207,607

	SHARES
SHORT-TERM INSTRUMENTS 5.4%
MUTUAL FUNDS 5.4%
Fidelity Investments Money Market Government Portfolio, Class I 0.0800% (b)	12,017,969	12,018

Total Short-Term Instruments (Cost $12,018)		12,018

Total Investments in Securities (Cost $206,321)		219,625

Total Investments 99.0% (Cost $206,321)		$219,625
Other Assets and Liabilities, net 1.0%		2,164

Net Assets 100.0%		$221,789

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,048	$0	$1,048
California	0	9,012	0	9,012
Colorado	0	6,079	0	6,079
Connecticut	0	25,800	0	25,800
District of Columbia	0	4,206	0	4,206
Florida	0	8,239	0	8,239
Hawaii	0	4,520	0	4,520
Illinois	0	49,867	0	49,867
Louisiana	0	6,166	0	6,166
Maryland	0	630	0	630
Massachusetts	0	3,256	0	3,256
Nevada	0	7,040	0	7,040
New York	0	18,839	0	18,839
North Carolina	0	4,657	0	4,657
Ohio	0	15,743	0	15,743
Pennsylvania	0	26,646	0	26,646
Texas	0	6,464	0	6,464
Virginia	0	2,788	0	2,788
Washington	0	6,607	0	6,607
Short-Term Instruments
Mutual Funds	12,018	0	0	12,018

Total Investments	$12,018	$207,607	$0	$219,625

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO New York Municipal Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤
MUNICIPAL BONDS & NOTES 93.9%
ALABAMA 0.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$3,500	$4,258

ARIZONA 0.3%
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	1,600	1,809

CALIFORNIA 1.0%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.200% due 01/01/2050	4,380	4,380
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	3,000	3,004

		7,384

FLORIDA 0.4%
Florida Municipal Power Agency Revenue Notes, Series 2021 1.425% due 10/01/2026	2,000	1,996
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2038 (b)	1,000	606

		2,602

GEORGIA 0.3%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,000	2,396

ILLINOIS 3.4%
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2029	1,000	1,091
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,240	1,503
6.000% due 01/01/2038	1,000	1,219
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,730	2,924
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,353
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	4,735	5,039
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,156
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	6,000	7,387

		23,672

KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,725

LOUISIANA 0.3%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	1,800	2,375

MICHIGAN 0.4%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.688% (US0003M) due 07/01/2032 ~	2,500	2,511

NEW JERSEY 1.1%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	5,500	6,583

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	1,250	1,517

		8,100

NEW YORK 79.1%
Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,837
5.000% due 11/01/2040	1,000	1,288
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,200	2,434
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,172
5.000% due 04/01/2031	1,875	2,382
5.000% due 04/01/2033	1,100	1,391
Broome County, New York Local Development Corp. Revenue Notes, (AGM Insured), Series 2020 5.000% due 04/01/2030	1,000	1,290
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	645
5.000% due 08/01/2040	500	578
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,714
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	476
5.000% due 08/01/2036	500	595
5.000% due 11/01/2047 (c)	4,000	6,174
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	5,500	6,069
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	490
5.000% due 07/01/2044	1,000	1,113
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	7,000	8,184
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,458
5.000% due 07/01/2035	1,100	1,337
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	349
5.000% due 09/15/2027	275	319
5.000% due 09/15/2028	275	318
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,205
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 5.000% due 02/15/2034	2,250	3,038
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	609
5.000% due 09/01/2042	2,000	2,433
Long Island Power Authority, New York Revenue Bonds, Series 2020
5.000% due 09/01/2032	1,400	1,840
5.000% due 09/01/2033	1,100	1,442
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 0.834% (SOFRRATE) due 11/01/2032 ~	1,500	1,510
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.616% (US0001M) due 11/01/2041 ~	2,000	2,006
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 0.060% due 11/01/2032	3,000	3,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.886% (US0001M) due 11/01/2026 ~	1,820	1,821
5.000% due 11/15/2032	2,500	2,682
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,000	2,306
5.250% due 11/15/2056	3,900	4,565
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	2,000	2,062
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	4,500	4,513
5.000% due 02/01/2023	7,475	7,851
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,607
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	2,351
5.000% due 12/01/2046	1,000	1,147
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,519
4.000% due 12/01/2046	2,570	2,938
4.000% due 07/01/2050	475	551
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,817
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,250
Nassau County, New York General Obligation Bonds, Series 2016
5.000% due 04/01/2037	1,000	1,165
5.000% due 04/01/2038	2,500	2,908
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	3,066

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	6,000	6,426
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	1,055
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	2,000	2,013
New York City Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	2,500	2,505
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (c)	1,000	1,063
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2032	1,750	2,109
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	3,800	4,320
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 4.000% due 03/01/2031	4,000	4,854
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,560
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,777
5.000% due 07/15/2035	2,500	3,108
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,159
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 0.060% due 11/01/2042	7,600	7,600
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	2,920
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 02/01/2030	1,000	1,172
5.000% due 08/01/2032	1,000	1,189
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,907
5.000% due 11/01/2033	5,180	6,264
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
0.090% due 08/01/2042	5,000	5,000
5.000% due 05/01/2037	2,500	3,093
5.000% due 05/01/2038	2,500	3,089
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.060% due 11/01/2044	1,480	1,480
4.000% due 11/01/2037	2,000	2,388
4.000% due 11/01/2038	5,000	5,961
5.000% due 11/01/2035	3,500	4,434
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	384
5.000% due 12/01/2031	250	320
5.000% due 12/01/2032	300	384
5.000% due 12/01/2033	300	383
5.000% due 12/01/2034	575	734
5.000% due 12/01/2035	350	446
5.000% due 12/01/2036	400	508
5.000% due 12/01/2037	275	348
5.000% due 12/01/2038	300	379
5.000% due 12/01/2039	250	315
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,000	2,623
5.000% due 12/01/2032	2,250	2,940
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 0.070% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2009 0.080% due 06/15/2041	1,000	1,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 0.080% due 06/15/2050	1,300	1,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.060% due 06/15/2050	5,000	5,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2015 5.000% due 06/15/2039	4,700	5,374
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	2,425	2,715
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	3,313
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 4.000% due 06/15/2040	5,000	5,976
New York City Water & Sewer System, New York Revenue Bonds, Series 2021
4.000% due 06/15/2051	2,000	2,367
5.000% due 06/15/2048	5,000	6,484
New York City Water & Sewer System, New York Revenue Notes, Series 2020 5.000% due 06/15/2030	1,500	1,983
New York City, General Obligation Bonds, Series 2014 0.080% due 03/01/2040	11,025	11,025
New York City, General Obligation Bonds, Series 2015 0.060% due 06/01/2044	4,000	4,000
New York City, General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	1,137
New York City, General Obligation Bonds, Series 2017 0.060% due 10/01/2046	5,420	5,420

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

New York City, General Obligation Bonds, Series 2018 0.060% due 12/01/2047	1,285	1,285
New York City, New York Water & Sewer System Revenue Notes, Series 2021 5.000% due 06/15/2028	2,500	3,028
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	544
5.000% due 11/15/2029	1,000	1,159
5.000% due 11/15/2045	2,000	2,292
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	966
0.000% due 06/01/2055 (b)	16,875	1,845
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	6,375	9,011
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	6,000	6,578
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	2,178
2.800% due 09/15/2069	2,000	2,072
New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	2,002
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,500	4,093
4.000% due 11/15/2060	2,600	3,027
New York State Dormitory Authority Revenue Bonds, Series 2003
0.080% due 02/15/2031	1,735	1,735
0.090% due 07/01/2028	2,440	2,440
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,035
5.000% due 12/15/2026	4,000	4,182
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,173
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,373
5.000% due 07/01/2050	1,285	1,521
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,334
5.000% due 02/15/2038	1,600	1,917
5.000% due 07/01/2038	1,000	1,216
5.000% due 07/01/2043	1,530	1,858
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	5,130
4.000% due 07/01/2041	2,000	2,297
5.000% due 03/15/2041	3,500	4,302
5.000% due 07/01/2048	1,675	2,036
5.000% due 10/01/2048	1,500	2,377
5.250% due 03/15/2038	3,500	4,446
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2039	5,000	6,273
5.000% due 03/15/2040	5,000	6,268
5.000% due 03/15/2041	2,000	2,506
5.000% due 03/15/2042	6,000	7,512
5.000% due 05/01/2048	5,000	5,605
5.000% due 07/01/2049	3,000	3,714
5.000% due 07/01/2050	5,000	6,305
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2036	5,000	5,999
4.000% due 02/15/2040	3,635	4,279
4.000% due 07/01/2046	3,500	4,054
4.000% due 07/01/2053	9,000	10,453
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,551
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	3,000	3,847
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	4,608
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	3,098
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,464
4.000% due 06/15/2045	1,000	1,179
New York State Environmental Facilities Corp. Revenue Notes, Series 2021 5.000% due 02/15/2027	245	298
New York State Housing Finance Agency Revenue Bonds, Series 2021 1.000% due 11/01/2061	4,000	4,001
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,449
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,153
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046	1,560	1,771
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	3,000	3,818
5.000% due 03/15/2039	2,875	3,569
5.000% due 03/15/2041	1,000	1,266
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2043	2,500	3,201

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2037	3,000	3,655
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	500	602
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.250% due 08/01/2031	2,815	3,368
5.375% due 08/01/2036	1,500	1,893
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 10/31/2046	3,500	4,041
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,508
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	2,341
5.000% due 12/01/2028	750	932
5.000% due 12/01/2029	1,345	1,702
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	855	857
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	2,297
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	4,716
5.000% due 12/01/2045	5,000	6,355
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,898
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,952
5.000% due 09/01/2048	4,000	4,900
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2039	2,500	3,175
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	650
5.000% due 07/01/2038	300	371
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 4.625% due 11/01/2031	1,250	1,287
Suffolk County, New York General Obligation Notes, (AGM Insured), Series 2019 4.000% due 10/15/2029	5,125	5,971
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	4,500	907
Town of Hempstead, New York General Obligation Notes, Series 2021 5.000% due 06/15/2028	1,025	1,291
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 5.000% due 11/15/2044	4,435	5,422
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2042	4,185	5,239
5.000% due 11/15/2043	5,985	7,481
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
2.000% due 05/15/2045	1,000	1,033
5.000% due 05/15/2050	3,500	4,141
5.000% due 05/15/2051	4,000	5,150
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	3,212
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2008 0.110% due 04/01/2029	3,350	3,350
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	4,449
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,662
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	1,002

		557,312

PUERTO RICO 5.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.125% due 07/01/2037 ^(a)	1,795	1,663
5.500% due 07/01/2039 ^(a)	2,500	2,359
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.608% (US0003M) due 07/01/2029 ~	1,970	1,969
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	4,000	4,748
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2004 5.000% due 07/01/2036 ^(a)	5,000	5,300
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(a)	3,000	3,323
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,000	1,705
0.000% due 07/01/2051 (b)	19,500	4,802
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	1,129
4.784% due 07/01/2058	8,220	9,429

		36,427

TENNESSEE 1.4%
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	8,500	9,936

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $620,643)		661,507

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (d) 0.1%		529

MUNICIPAL BONDS & NOTES 1.2%
Hampton Bays Union Free School District, New York General Obligation Notes, Series 2021 1.250% due 06/23/2022	1,300	1,307
Middletown, New York General Obligation Notes, Series 2021 1.000% due 08/25/2022	2,000	2,011
Onondaga Central School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	5,500	5,533

Total Municipal Bonds & Notes (Cost $8,853)		8,851

Total Short-Term Instruments (Cost $9,382)		9,380

Total Investments in Securities (Cost $630,025)		670,887

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	3,246,814	31,553

Total Short-Term Instruments (Cost $31,923)		31,553

Total Investments in Affiliates (Cost $31,923)		31,553

Total Investments 99.7% (Cost $661,948)		$702,440
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(28)
Other Assets and Liabilities, net 0.3%		2,078

Net Assets 100.0%		$704,490

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$529	U.S. Treasury Notes 1.250% due 03/31/2028		$(540)	$529	$529

Total Repurchase Agreements							$(540)	$529	$529

	(e)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022			450		(58,711)	$(180)	$0	$(28)

Total Futures Contracts							$(180)	$0	$(28)

Cash of $1,138 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$4,258	$0	$4,258
	Arizona				0	1,809	0	1,809
	California				0	7,384	0	7,384
	Florida				0	2,602	0	2,602
	Georgia				0	2,396	0	2,396
	Illinois				0	23,672	0	23,672
	Kentucky				0	2,725	0	2,725
	Louisiana				0	2,375	0	2,375
	Michigan				0	2,511	0	2,511
	New Jersey				0	8,100	0	8,100
	New York				0	557,312	0	557,312
	Puerto Rico				0	36,427	0	36,427
	Tennessee				0	9,936	0	9,936
Short-Term Instruments
	Repurchase Agreements				0	529	0	529
	Municipal Bonds & Notes				0	8,851	0	8,851

					$0	$670,887	$0	$670,887
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$31,553	$0	$0	$31,553

Total Investments					$31,553	$670,887	$0	$702,440

Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Exchange-traded or centrally cleared	$0	$(28)	$0	$(28)

Total Financial Derivative Instruments	$0	$(28)	$0	$(28)

Totals	$31,553	$670,859	$0	$702,412

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
AllSpring Buyer LLC 3.750% due 11/01/2028		$3,637	$3,648

Total Loan Participations and Assignments (Cost $3,617)			3,648

CORPORATE BONDS & NOTES 45.6%
BANKING & FINANCE 41.9%
Abanca Corp. Bancaria S.A. 6.125% due 01/18/2029 •	EUR	1,500	1,852
ABN AMRO Bank NV 4.750% due 09/22/2027 •(d)		21,000	25,973
Absa Group Ltd. 6.375% due 05/27/2026 •(d)		$2,000	2,042
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •		5,000	5,022
American International Group, Inc. 5.750% due 04/01/2048 •		2,000	2,250
Athora Netherlands NV 7.000% due 06/19/2025 •(d)	EUR	11,100	14,130
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •		$7,000	7,326
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	1,000	902
8.000% due 01/22/2030 •		2,800	2,664
8.500% due 09/10/2030 •		7,600	7,453
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)		15,200	18,408
Banco General S.A. 5.250% due 05/07/2031 •(d)(e)		$3,700	3,752
Banco Mercantil del Norte S.A.
5.875% due 01/24/2027 •(d)		3,000	2,996
6.625% due 01/24/2032 •(d)(e)		2,700	2,692
8.375% due 10/14/2030 •(d)		17,700	20,336
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(d)(e)	EUR	4,600	5,725
7.500% due 05/19/2025 •(d)(e)		15,100	19,845
Bank of Nova Scotia
3.625% due 10/27/2081 •(f)		$5,900	5,703
4.900% due 06/04/2025 •(d)(e)		8,500	9,130
Barclays PLC
4.375% due 03/15/2028 •(d)(e)		7,100	6,972
6.125% due 12/15/2025 •(d)(e)		39,600	42,901
6.375% due 12/15/2025 •(d)(e)	GBP	700	1,028
7.250% due 03/15/2023 •(d)(e)		6,400	9,075
7.750% due 09/15/2023 •(d)(e)		$1,400	1,506
BNP Paribas S.A.
4.500% due 02/25/2030 •(d)(e)		200	200
4.625% due 02/25/2031 •(d)(e)		14,100	14,178
4.625% due 02/25/2031 •(d)		800	804
7.375% due 08/19/2025 •(d)		10,000	11,369
BPCE S.A.
1.500% due 01/13/2042 •	EUR	5,600	6,335
2.125% due 10/13/2046 •(e)		15,200	16,873
CaixaBank S.A.
3.625% due 09/14/2028 •(d)(e)		11,800	12,755
5.875% due 10/09/2027 •(d)(e)		17,000	22,100
CIFI Holdings Group Co. Ltd.
5.250% due 05/13/2026		$200	190
6.000% due 07/16/2025		200	194
Commerzbank AG 6.500% due 10/09/2029 •(d)	EUR	7,400	9,741
Cooperatieve Rabobank UA 3.100% due 06/29/2028 •(d)(e)		8,000	9,091
Country Garden Holdings Co. Ltd.
5.125% due 01/17/2025		$200	191
6.150% due 09/17/2025		400	391
8.000% due 01/27/2024		300	303
CPI Property Group S.A. 4.875% due 07/16/2025 •(d)	EUR	11,500	13,535
Credit Agricole S.A. 8.125% due 12/23/2025 •(d)		$9,300	11,046

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Credit Suisse Group AG
5.250% due 02/11/2027 •(d)(e)		16,600	17,181
6.375% due 08/21/2026 •(d)(e)		26,600	28,736
7.250% due 09/12/2025 •(d)(e)		7,800	8,572
7.500% due 12/11/2023 •(d)(e)		17,700	19,164
CURO Finance LLC 7.500% due 08/01/2028		700	704
Deutsche Bank AG
4.500% due 04/01/2025		4,800	5,113
4.500% due 11/30/2026 •(d)	EUR	1,400	1,610
4.789% due 04/30/2025 •(d)		$6,200	6,169
5.882% due 07/08/2031 •		23,500	27,585
DNB Bank ASA 0.430% (US0003M + 0.250%) due 02/23/2022 ~(d)		1,700	1,616
Enact Holdings, Inc. 6.500% due 08/15/2025		4,600	5,030
Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	13,000	15,522
6.500% due 04/15/2024 •(d)(e)		6,400	8,042
Freedom Mortgage Corp.
6.625% due 01/15/2027		$5,000	4,893
8.250% due 04/15/2025		1,506	1,543
Hongkong & Shanghai Banking Corp. Ltd. 0.375% (US0003M + 0.188%) due 01/27/2022 ~(d)		400	372
HSBC Bank PLC
0.600% due 06/15/2022 •(d)		1,700	1,580
0.750% due 03/31/2022 •(d)		5,700	5,299
0.750% (US0006M + 0.250%) due 06/30/2022 ~(d)		8,720	8,110
HSBC Holdings PLC
4.000% due 03/09/2026 •(d)(e)		5,600	5,579
4.600% due 12/17/2030 •(d)(e)		12,200	12,221
4.700% due 03/09/2031 •(d)(e)		7,500	7,519
5.250% due 09/16/2022 •(d)(e)	EUR	900	1,058
6.000% due 05/22/2027 •(d)(e)		$25,500	27,508
6.250% due 03/23/2023 •(d)(e)		1,000	1,040
6.500% due 03/23/2028 •(d)(e)		17,800	19,640
ING Groep NV
3.875% due 05/16/2027 •(d)(e)		1,800	1,717
4.250% due 05/16/2031 •(d)(e)		1,400	1,323
4.875% due 05/16/2029 •(d)(e)		12,000	12,129
5.750% due 11/16/2026 •(d)(e)		14,500	15,618
6.500% due 04/16/2025 •(d)(e)		21,048	22,949
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(d)(e)	EUR	5,000	6,219
5.875% due 09/01/2031 •(d)(e)		17,100	22,267
6.250% due 05/16/2024 •(d)(e)		700	869
7.700% due 09/17/2025 •(d)(e)		$4,400	4,939
7.750% due 01/11/2027 •(d)	EUR	7,150	9,896
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		$6,000	6,160
LeasePlan Corp. NV 7.375% due 05/29/2024 •(d)(e)	EUR	7,400	9,320
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	3,500	5,232
LFS Topco LLC 5.875% due 10/15/2026		$6,600	6,821
Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •(h)	EUR	4,100	4,822
4.125% due 12/15/2051 •		$7,000	6,993
4.300% due 02/01/2061		5,100	4,802
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	700	805
Lloyds Banking Group PLC
6.750% due 06/27/2026 •(d)		$300	338
7.500% due 06/27/2024 •(d)(e)		9,700	10,735
7.500% due 09/27/2025 •(d)(e)		17,360	19,627
7.625% due 06/27/2023 •(d)(e)	GBP	400	580
Midcap Financial Issuer Trust 6.500% due 05/01/2028		$5,140	5,367
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		5,200	5,423
Nationwide Building Society
5.750% due 06/20/2027 •(d)(e)	GBP	4,500	6,594
5.875% due 12/20/2024 •(d)(e)		400	583
Natwest Group PLC
4.600% due 06/28/2031 •(d)(e)		$18,550	18,225
5.125% due 05/12/2027 •(d)(e)	GBP	1,500	2,134
6.000% due 12/29/2025 •(d)(e)		$26,600	29,175
8.000% due 08/10/2025 •(d)(e)		9,800	11,391
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		12,400	11,786
Nova Ljubljanska Banka dd
3.400% due 02/05/2030 •	EUR	14,800	16,955
3.650% due 11/19/2029 •		8,000	9,074
Nykredit Realkredit A/S 4.125% due 04/15/2026 •(d)		2,600	3,160

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

OneMain Finance Corp. 3.875% due 09/15/2028		$11,000	10,797
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		6,400	6,163
5.750% due 09/15/2031		1,600	1,618
Permanent TSB Group Holdings PLC 3.000% due 08/19/2031 •	EUR	4,800	5,567
Santander UK Group Holdings PLC
4.750% due 09/15/2025		$8,200	8,952
6.750% due 06/24/2024 •(d)(e)	GBP	4,400	6,429
7.375% due 06/24/2022 •(d)(e)		200	277
Seazen Group Ltd.
4.450% due 07/13/2025		$200	168
6.000% due 08/12/2024		400	341
6.150% due 04/15/2023		200	187
Sitka Holdings LLC 5.250% due 07/06/2026 •		18,400	18,837
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(d)(e)		200	204
Societe Generale S.A.
4.750% due 05/26/2026 •(d)(e)		4,200	4,275
5.375% due 11/18/2030 •(d)(e)		9,600	10,108
6.750% due 04/06/2028 •(d)(e)		11,760	12,936
7.375% due 10/04/2023 •(d)(e)		500	537
8.000% due 09/29/2025 •(d)		1,450	1,677
Standard Chartered PLC
4.750% due 01/14/2031 •(d)(e)		7,100	7,051
6.000% due 07/26/2025 •(d)		4,500	4,809
7.750% due 04/02/2023 •(d)(e)		200	212
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)		3,000	3,120
Swedbank AB 4.000% due 03/17/2029 •(d)(e)		400	387
Swiss Re Finance UK PLC 2.714% due 06/04/2052 •	EUR	1,500	1,830
Textron Financial Corp. 1.891% (US0003M + 1.735%) due 02/15/2067 ~		$13,042	11,216
UBS Group AG
4.375% due 02/10/2031 •(d)(e)		4,100	4,061
5.125% due 07/29/2026 •(d)(e)		12,400	13,218
5.750% due 02/19/2022 •(d)(e)	EUR	400	459
7.000% due 02/19/2025 •(d)(e)		$7,400	8,258
UniCredit SpA
3.127% due 06/03/2032 •		8,100	8,013
5.459% due 06/30/2035 •		12,900	14,070
7.500% due 06/03/2026 •(d)(e)	EUR	3,100	4,154
9.250% due 06/03/2022 •(d)(e)		200	237
USB Realty Corp. 1.271% (US0003M + 1.147%) due 01/15/2027 ~(d)		$6,567	5,662
Virgin Money UK PLC
7.875% due 12/14/2028 •	GBP	1,750	2,621
9.250% due 06/08/2024 •(d)		6,300	9,524
Zurich Finance Ireland Designated Activity Co. 3.500% due 05/02/2052 •		$12,500	12,508

			1,084,896

INDUSTRIALS 2.0%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	1,900	2,621
Abertis Infraestructuras Finance BV 2.625% due 01/26/2027 •(d)	EUR	4,700	5,245
Altice France S.A. 5.500% due 10/15/2029		$7,100	7,006
Atlantia SpA 1.875% due 02/12/2028	EUR	3,800	4,442
CGG S.A. 8.750% due 04/01/2027		$3,200	3,164
Coty, Inc. 4.750% due 01/15/2029		8,300	8,448
Enbridge, Inc.
5.500% due 07/15/2077 •		7,000	7,376
6.250% due 03/01/2078 •		2,000	2,172
South Jersey Industries, Inc. 5.020% due 04/15/2031		10,000	10,853
Volkswagen International Finance NV 3.875% due 06/17/2029 •(d)	EUR	1,400	1,736

			53,063

UTILITIES 1.7%
CMS Energy Corp.
3.750% due 12/01/2050 •		$2,000	1,970
4.750% due 06/01/2050 •		6,000	6,540
Sempra Energy 4.125% due 04/01/2052 •		5,000	5,067

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Transcanada Trust 5.500% due 09/15/2079 •	5,000	5,356
Vodafone Group PLC
5.125% due 06/04/2081 •	6,850	7,015
7.000% due 04/04/2079 •	15,400	18,642

		44,590

Total Corporate Bonds & Notes (Cost $1,150,393)		1,182,549

	SHARES
COMMON STOCKS 2.8%
FINANCIALS 2.8%
Bank of America Corp.	426,880	18,992
Credit Suisse Group AG	485,549	4,728
Goldman Sachs Group, Inc.	24,908	9,528
JPMorgan Chase & Co.	117,500	18,606
Lloyds Banking Group PLC	10,130,500	6,554
Wells Fargo & Co.	300,396	14,413

Total Common Stocks (Cost $64,709)		72,821

PREFERRED SECURITIES 39.0%
BANKING & FINANCE 35.2%
Abanca Corp. Bancaria S.A.
6.000% due 01/20/2026 •(d)	2,400,000	2,837
7.500% due 10/02/2023 •(d)	1,400,000	1,715
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	5,200,000	5,330
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	5,000,000	5,167
American AgCredit Corp. 5.250% due 06/15/2026 •(d)	5,000,000	5,100
American Express Co. 3.550% due 09/15/2026 •(d)	22,100,000	22,175
Banco Bilbao Vizcaya Argentaria S.A.
6.000% due 01/15/2026 •(d)	12,400,000	15,724
6.500% due 03/05/2025 •(d)	5,200,000	5,532
Banco Santander S.A.
4.125% due 11/12/2027 •(d)(e)	8,400,000	9,668
4.375% due 01/14/2026 •(d)	3,600,000	4,228
6.750% due 04/25/2022 •(d)(e)	200,000	233
Bank of America Corp. 5.875% due 03/15/2028 •(d)	56,210,000	62,604
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(d)	13,000,000	13,900
Bankinter S.A. 6.250% due 01/17/2026 •(d)	3,200,000	4,093
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)	2,000,000	1,818
CaixaBank S.A.
5.250% due 03/23/2026 •(d)(e)	14,000,000	16,912
6.375% due 09/19/2023 •(d)	5,000,000	6,148
6.750% due 06/13/2024 •(d)(e)	7,000,000	8,866
Capital One Financial Corp. 3.950% due 09/01/2026 •(d)	5,000,000	5,038
Charles Schwab Corp.
4.000% due 06/01/2026 •(d)	13,000,000	13,276
4.000% due 12/01/2030 •(d)	30,000,000	30,337
5.000% due 12/01/2027 •(d)	11,875,000	12,333
5.375% due 06/01/2025 •(d)	17,500,000	19,119
Citigroup, Inc.
3.875% due 02/18/2026 •(d)	5,000,000	5,013
4.000% due 12/10/2025 •(d)	15,700,000	15,857
4.700% due 01/30/2025 •(d)	15,000,000	15,190
5.000% due 09/12/2024 •(d)	100,000	103
5.900% due 02/15/2023 •(d)	5,000,000	5,163
5.950% due 05/15/2025 •(d)	13,500,000	14,479
6.300% due 05/15/2024 •(d)	27,554,000	28,949
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(d)	8,500,000	8,521
5.650% due 10/06/2025 •(d)	5,000,000	5,481
6.375% due 04/06/2024 •(d)	8,400,000	8,789
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(d)	2,000	203
Compeer Financial ACA 4.875% due 08/15/2026 •(d)	5,000,000	5,050
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)	10,000,000	10,106
Discover Financial Services
5.500% due 10/30/2027 •(d)	9,000,000	9,653

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

6.125% due 06/23/2025 •(d)	5,000,000	5,518
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(d)	7,000,000	7,578
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(d)	10,000,000	9,925
3.800% due 05/10/2026 •(d)	10,000,000	9,975
4.400% due 02/10/2025 •(d)	13,500,000	13,622
5.000% due 11/10/2022 •(d)	31,900,000	32,059
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)	3,913,000	7,340
JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 04/30/2022 ~(d)	7,815,000	7,854
4.000% due 04/01/2025 •(d)	6,200,000	6,235
4.200% due 09/01/2026 (d)	200,000	5,104
4.600% due 02/01/2025 •(d)	53,800,000	55,280
4.625% due 06/01/2026 (d)	200,000	5,222
5.000% due 08/01/2024 •(d)	2,500,000	2,570
6.100% due 10/01/2024 •(d)	16,400,000	17,312
Morgan Stanley
4.875% due 01/15/2025 (d)	280,000	7,406
5.300% due 12/15/2025 •(d)	12,500,000	13,000
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	361,506	10,516
5.875% due 09/15/2026 •(d)	7,600,000	8,564
Nationwide Building Society 10.250% ~	73,204	18,962
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)	20,000,000	19,735
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	31,639,725	49,710
SVB Financial Group
4.100% due 02/15/2031 •(d)	28,200,000	28,031
4.250% due 11/15/2026 •(d)	5,000,000	5,079
4.700% due 11/15/2031 •(d)	10,000,000	10,306
Truist Financial Corp.
4.950% due 09/01/2025 •(d)	10,000,000	10,754
5.050% due 12/15/2024 •(d)	11,400,000	11,585
5.100% due 03/01/2030 •(d)	10,300,000	11,536
U.S. Bancorp
3.700% due 01/15/2027 •(d)	15,000,000	15,034
5.300% due 04/15/2027 •(d)	5,850,000	6,335
Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	45,000,000	46,266
4.250% due 09/15/2026 (d)	200,000	4,984
4.750% due 03/15/2025 (d)	150,000	3,879
5.900% due 06/15/2024 •(d)	38,032,000	40,153

		912,139

INDUSTRIALS 1.2%
Energy Transfer LP
6.750% due 05/15/2025 •(d)	3,000,000	3,011
7.125% due 05/15/2030 •(d)	14,000,000	14,245
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(d)	13,195,000	13,129

		30,385

UTILITIES 2.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)	588,030	15,329
AT&T, Inc. 2.875% due 03/02/2025 •(d)	6,700,000	7,652
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(d)	8,900,000	9,262
Duke Energy Corp. 4.875% due 09/16/2024 •(d)	4,070,000	4,233
Edison International 5.000% due 12/15/2026 •(d)	15,000,000	15,364

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(d)	16,200,000	17,387

		69,227

Total Preferred Securities (Cost $974,446)		1,011,751

SHORT-TERM INSTRUMENTS 1.7%
	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 1.4%		35,064

U.S. TREASURY BILLS 0.2%	$
0.046% due 02/17/2022 - 03/24/2022 (a)(b)(j)(l)	5,817	5,817

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.035% due 03/01/2022 (b)(c)	2,400	2,400

Total Short-Term Instruments (Cost $43,281)		43,281

Total Investments in Securities (Cost $2,236,446)		2,314,050

	SHARES
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	26,278,399	255,373

Total Short-Term Instruments (Cost $258,658)		255,373

Total Investments in Affiliates (Cost $258,658)		255,373

Total Investments 99.1% (Cost $2,495,104)		$2,569,423
Financial Derivative Instruments (i)(k) (0.3)%(Cost or Premiums, net $(884))		(6,580)
Other Assets and Liabilities, net 1.2%		29,482

Net Assets 100.0%		$2,592,325

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$15,905	$15,329	0.59%
Bank of Nova Scotia	3.625	10/27/2081	09/29/2021	5,900	5,703	0.22

$21,805	$21,032	0.81%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$35,064	U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028	$30,444	$5,217	$5,217
U.S. Treasury Notes 1.250% due 03/31/2028	5,321	29,847	29,847

Total Repurchase Agreements	$35,765	$35,064	$35,064

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DBL	(0.220)%	11/24/2020	TBD(2)	EUR	(3,811)	$(4,327)

Total Reverse Repurchase Agreements	$(4,327)

(h)	Securities with an aggregate market value of $4,822 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(19,578) at a weighted average interest rate of (0.180)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro STOXX Bank March Futures	03/2022	2,278	$13,032	$7	$13	$0
Euro-Bobl March Futures	03/2022	39	5,916	(47)	0	(2)
U.S. Treasury 2-Year Note March Futures	03/2022	147	32,071	(62)	7	0
U.S. Treasury 5-Year Note March Futures	03/2022	1,941	234,816	(90)	136	0

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	220	43,368	606	344	0
United Kingdom Long Gilt March Futures	03/2022	14	2,367	5	8	0

$419	$508	$(2)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond March Futures	03/2022	179	$(34,924)	$649	$28	$0
Euro-Buxl 30-Year Bond March Futures	03/2022	105	(24,714)	1,345	41	0
U.S. Treasury 10-Year Note March Futures	03/2022	1,022	(133,339)	(409)	0	(64)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	79	(11,569)	(201)	0	(21)

$1,384	$69	$(85)

Total Futures Contracts	$1,803	$577	$(87)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELLPROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.248%	EUR	1,700	$11	$4	$15	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Europe Main 36 5-Year Index	1.000%	Quarterly	12/20/2026	EUR	21,400	$601	$43	$644	$15	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	03/16/2024	GBP	100,800	$(569)	$(1,842)	$(2,411)	$42	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027	34,700	(563)	(749)	(1,312)	113	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	17,200	(133)	604	471	0	(123)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	12,200	(176)	535	359	0	(312)
Receive(5)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	$1,500	88	21	109	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027	EUR	100	0	2	2	0	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052	3,600	(143)	128	(15)	3	0

$(1,496)	$(1,301)	$(2,797)	$158	$(436)

Total Swap Agreements	$(884)	$(1,254)	$(2,138)	$173	$(436)

(j)

Securities with an aggregate market value of $1,168 and cash of $12,716 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2021 (Unaudited)

(5)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022		$285	GBP	215	$6	$0
BPS	01/2022	AUD	316		$226	0	(4)
	01/2022	EUR	4,402		4,964	0	(48)
	01/2022	GBP	9,540		12,633	0	(281)
	01/2022		$16,747	EUR	14,814	119	0
CBK	01/2022		6,591		5,812	25	0
GLM	01/2022	EUR	3,304		$3,760	0	(1)
	01/2022		$5,974	GBP	4,431	24	0
HUS	01/2022		1,335	EUR	1,177	5	0
IND	01/2022	EUR	4,814		$5,427	0	(53)
SCX	01/2022		344,534		388,381	0	(3,870)
	01/2022	GBP	54,261		71,849	0	(1,596)
	02/2022	EUR	341,333		388,386	0	(447)
	02/2022	GBP	63,801		86,410	58	0
TOR	01/2022	EUR	55,683		62,770	0	(626)
	02/2022		46,297		52,679	0	(61)
UAG	01/2022	CHF	4,080		4,421	0	(57)

Total Forward Foreign Currency Contracts						$237	$(7,044)

(l)

Securities with an aggregate market value of $3,805 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments			$0		$3,648	$0	$3,648
Corporate Bonds & Notes
Banking & Finance			0		1,084,896	0	1,084,896
Industrials			0		53,063	0	53,063
Utilities			0		44,590	0	44,590
Common Stocks
Financials			72,821		0	0	72,821
Preferred Securities
Banking & Finance			37,111		875,028	0	912,139
Industrials			0		30,385	0	30,385
Utilities			0		53,898	15,329	69,227
Short-Term Instruments
Repurchase Agreements			0		35,064	0	35,064
U.S. Treasury Bills			0		5,817	0	5,817
U.S. Treasury Cash Management Bills			0		2,400	0	2,400

			$109,932		$2,188,789	$15,329	$2,314,050
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$255,373		$0	$0	$255,373

Total Investments			$365,305		$2,188,789	$15,329	$2,569,423

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			90		660	0	750
Over the counter			0		237	0	237

			$90		$897	$0	$987
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(2)		(521)	0	(523)
Over the counter			0		(7,044)	0	(7,044)

			$(2)		$(7,565)	$0	$(7,567)

Total Financial Derivative Instruments			$88		$(6,668)	$0	$(6,580)

Totals			$365,393		$2,182,121	$15,329	$2,562,843

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.7% ¤
CORPORATE BONDS & NOTES 12.3%
BANKING & FINANCE 7.3%
ABN AMRO Bank NV 4.750% due 07/28/2025		$100	$109
AerCap Ireland Capital DAC
3.000% due 10/29/2028		300	304
3.300% due 01/30/2032		300	306
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,998
3.800% due 08/15/2029		$881	959
Aviation Capital Group LLC 5.500% due 12/15/2024		400	438
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	10
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	400	484
Barclays PLC
4.337% due 01/10/2028		$200	218
4.375% due 03/15/2028 •(h)(i)		700	687
4.972% due 05/16/2029 •		200	228
5.088% due 06/20/2030 •		200	227
5.200% due 05/12/2026		200	224
7.125% due 06/15/2025 •(h)(i)	GBP	882	1,317
7.875% due 03/15/2022 •(h)(i)		$700	710
8.000% due 06/15/2024 •(h)(i)		200	222
BOC Aviation Ltd. 4.000% due 01/25/2024		200	209
CIT Group, Inc. 5.000% due 08/15/2022		182	186
Credit Suisse AG 6.500% due 08/08/2023 (i)		1,000	1,079
Credit Suisse Group AG
3.750% due 03/26/2025		500	531
6.375% due 08/21/2026 •(h)(i)		574	620
7.500% due 12/11/2023 •(h)(i)		300	325
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,500	1,757
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$881	886
1.625% due 01/20/2027	EUR	2,800	3,323
1.750% due 01/17/2028		300	358
Discover Bank 4.650% due 09/13/2028		$400	454
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,915	2,149
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	545
Ford Motor Credit Co. LLC
1.490% (US0003M + 1.270%) due 03/28/2022 ~		$558	558
3.087% due 01/09/2023		912	929
3.550% due 10/07/2022		626	636
General Motors Financial Co., Inc. 0.000% due 03/26/2022 •	EUR	200	228
GSPA Monetization Trust 6.422% due 10/09/2029		$31	32
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		346	345
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,535
3.000% due 05/29/2030 •	GBP	723	1,029
4.292% due 09/12/2026 •		$472	510
ING Groep NV
3.875% due 05/16/2027 •(h)(i)		800	763
4.250% due 05/16/2031 •(h)(i)		200	189
5.750% due 11/16/2026 •(h)(i)		200	215
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		3,138	3,166
Lloyds Banking Group PLC
4.550% due 08/16/2028		801	912
7.500% due 09/27/2025 •(h)(i)		1,992	2,252
7.625% due 06/27/2023 •(h)(i)	GBP	1,302	1,888
Nationwide Building Society 4.363% due 08/01/2024 •		$500	524

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Natwest Group PLC
2.875% due 09/19/2026 •	GBP	158	222
4.269% due 03/22/2025 •		$500	529
4.500% due 03/31/2028 •(h)(i)	GBP	800	1,081
4.519% due 06/25/2024 •		$1,412	1,478
5.076% due 01/27/2030 •		200	232
8.000% due 08/10/2025 •(h)(i)		440	511
Nissan Motor Acceptance Co. LLC
0.910% due 09/28/2022 •		78	78
2.600% due 09/28/2022		554	560
2.650% due 07/13/2022		572	577
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,255
2.679% due 07/16/2030		1,491	1,486
OneMain Finance Corp. 5.625% due 03/15/2023		93	97
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		801	851
SL Green Realty Corp. 4.500% due 12/01/2022		410	419
Standard Chartered PLC
4.300% due 08/19/2028 •(h)		400	386
7.750% due 04/02/2023 •(h)(i)		1,100	1,168
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		3,609	3,510
UBS AG 7.625% due 08/17/2022 (i)		1,336	1,388
UBS Group AG 4.125% due 09/24/2025		200	216
UniCredit SpA 6.572% due 01/14/2022		1,000	1,001
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,673
1.741% due 05/04/2030 •		700	844
2.879% due 10/30/2030 •		$500	520
WPC Eurobond BV 2.250% due 04/09/2026	EUR	881	1,068

			57,724

INDUSTRIALS 4.3%
Aker BP ASA 2.875% due 01/15/2026		$450	467
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		700	693
BAT Capital Corp. 3.222% due 08/15/2024		31	32
BAT International Finance PLC 3.950% due 06/15/2025		93	99
Boeing Co. 2.750% due 02/01/2026		700	721
Broadcom, Inc.
2.450% due 02/15/2031		1,000	982
3.137% due 11/15/2035		700	705
3.187% due 11/15/2036		400	400
3.500% due 02/15/2041		500	514
3.750% due 02/15/2051		200	210
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,125
4.908% due 07/23/2025		315	347
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	750
DAE Funding LLC
1.625% due 02/15/2024		1,100	1,081
2.625% due 03/20/2025		500	504
3.375% due 03/20/2028		600	608
Dell International LLC
4.900% due 10/01/2026		78	88
5.300% due 10/01/2029		235	276
5.850% due 07/15/2025		78	88
Energy Transfer LP
4.250% due 03/15/2023		235	241
5.000% due 10/01/2022		78	80
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	628	725
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,238	1,279
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,304
3.875% due 07/26/2029		1,255	1,331
INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	1,040
MPLX LP 2.650% due 08/15/2030		$900	897
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		785	806

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

3.522% due 09/17/2025	1,177	1,235
4.345% due 09/17/2027	1,741	1,881
4.810% due 09/17/2030	500	560
Oracle Corp. 3.850% due 04/01/2060	4,080	4,041
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030	800	812
Sands China Ltd.
5.125% due 08/08/2025	1,961	2,059
5.400% due 08/08/2028	2,746	2,960
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	1,020	1,031
3.375% due 07/09/2060	820	852

		33,824

UTILITIES 0.7%
AT&T, Inc. 2.250% due 02/01/2032	549	531
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,118	2,020
4.550% due 07/01/2030	800	866
Petrobras Global Finance BV 5.093% due 01/15/2030	424	442
Rio Oil Finance Trust 8.200% due 04/06/2028	445	506
Sprint Communications, Inc. 6.000% due 11/15/2022	602	627
Sprint Corp. 7.875% due 09/15/2023	189	209

		5,201

Total Corporate Bonds & Notes (Cost $96,686)		96,749

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	85	104
6.725% due 04/01/2035	185	228

		332

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (e)	605	600

Total Municipal Bonds & Notes (Cost $862)		932

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
1.678% due 03/01/2034 •	22	23
2.251% due 01/25/2031 ~(a)	401	52
2.323% due 12/01/2034 •	29	29
4.500% due 09/25/2040	649	755
Freddie Mac
3.500% due 07/15/2042	1,278	1,337
4.000% due 01/01/2048 - 03/01/2049	680	727
6.500% due 05/01/2035	39	43
Ginnie Mae
0.449% due 08/20/2047 •	119	118
0.781% due 04/20/2068 •	688	690
2.125% due 11/20/2044 •	169	175
Ginnie Mae, TBA 5.000% due 01/01/2052	4,800	5,118
Small Business Administration
5.490% due 03/01/2028	12	12
6.020% due 08/01/2028	92	100
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	4,479	4,740
6.000% due 08/01/2036 - 04/01/2041	313	354
6.500% due 09/01/2036	44	49
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052	50	52
4.500% due 01/01/2052	7,700	8,250

Total U.S. Government Agencies (Cost $22,292)		22,624

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051 (g)	3,506	4,162
0.625% due 02/15/2043 (g)(l)	755	940
1.375% due 02/15/2044 (g)	6,312	9,021

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $12,565)			14,123

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
Adjustable Rate Mortgage Trust 2.664% due 01/25/2036 ^~		648	566
American Home Mortgage Assets Trust
0.293% due 10/25/2046 •		141	90
6.750% due 11/25/2046 þ		176	172
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		319	319
Banc of America Funding Trust 2.959% due 09/20/2046 ^~		668	641
Bear Stearns Adjustable Rate Mortgage Trust 2.504% due 08/25/2033 ~		20	21
Bear Stearns ALT-A Trust
0.422% due 08/25/2036 •		104	99
2.603% due 05/25/2035 ~		29	29
Chase Mortgage Finance Trust 2.780% due 09/25/2036 ^~		181	169
Citigroup Mortgage Loan Trust
3.153% due 09/25/2037 ^~		14	14
3.228% due 09/25/2059 þ		740	742
CitiMortgage Alternative Loan Trust 0.702% due 04/25/2037 •		227	191
Commercial Mortgage Trust 3.545% due 02/10/2036		3,766	3,982
Countrywide Alternative Loan Trust
0.342% due 12/25/2046 •		1,048	1,019
5.500% due 06/25/2025		302	291
5.500% due 05/25/2035		441	419
5.500% due 11/25/2035 ^		93	72
6.000% due 12/25/2035 ^		374	349
6.000% due 05/25/2036 ^		52	35
6.250% due 08/25/2036		777	617
7.000% due 10/25/2037		114	57
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^		248	173
6.000% due 02/25/2037 ^		263	182
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •		81	79
Credit Suisse Mortgage Capital Trust 3.840% due 06/25/2050 ~		725	668
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.482% due 02/25/2037 ^•		778	765
0.602% due 02/25/2035 •		51	50
First Horizon Alternative Mortgage Securities Trust 2.523% due 06/25/2036 ^~		547	496
HarborView Mortgage Loan Trust 0.309% due 12/19/2036 •		321	302
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	2,091	2,839
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$1,305	1,307
Impac CMB Trust 0.742% due 03/25/2035 •		177	175
IndyMac INDX Mortgage Loan Trust
0.502% due 11/25/2046 •		814	821
0.582% due 07/25/2035 •		254	249
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		491	488
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		70	73
2.889% due 07/27/2037 ~		107	106
5.750% due 01/25/2036 ^		11	7
Lehman Mortgage Trust 0.752% due 11/25/2036 •		193	99
Lehman XS Trust 0.552% due 08/25/2046 •		447	455
Luminent Mortgage Trust 2.925% due 04/25/2036 ~		4,423	3,705
MASTR Adjustable Rate Mortgages Trust 2.732% due 11/21/2034 ~		892	903
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		142	120
Merrill Lynch Alternative Note Asset Trust
0.502% due 03/25/2037 •		2,455	867
6.000% due 03/25/2037		57	32
Merrill Lynch Mortgage Investors Trust
1.915% due 04/25/2035 ~		14	14
1.960% due 02/25/2036 ~		3	3
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		89	56
MortgageIT Trust 0.622% due 12/25/2035 •		308	310

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,099	1,121
2.750% due 11/25/2059 ~		1,880	1,914
3.500% due 12/25/2057 ~		1,748	1,788
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		32	21
NovaStar Mortgage Funding Trust 0.430% due 09/25/2046 •		705	289
Prime Mortgage Trust 6.000% due 06/25/2036 ^		41	40
RBSSP Resecuritization Trust
0.592% due 02/26/2037 •		66	66
0.592% due 04/26/2037 •		4	4
Ready Capital Mortgage Financing LLC 2.252% due 02/25/2035 •		2,427	2,433
Residential Accredit Loans, Inc. Trust
0.422% due 01/25/2037 •		1,942	1,872
0.602% due 08/25/2037 •		19	19
1.010% due 10/25/2037 ~		394	390
6.000% due 01/25/2037 ^		42	41
6.000% due 03/25/2037		109	107
Residential Funding Mortgage Securities, Inc. Trust 3.330% due 04/25/2037 ~		214	195
Sequoia Mortgage Trust 2.834% due 09/20/2046 ^~		116	90
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		772	773
Structured Adjustable Rate Mortgage Loan Trust
2.659% due 08/25/2035 ~		41	31
3.023% due 03/25/2036 ^~		45	41
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	695	942
Thornburg Mortgage Securities Trust
1.445% due 03/25/2044 ~		$68	68
1.879% due 12/25/2044 ~		104	104
2.111% due 09/25/2037 ~		1	1
Towd Point Mortgage Funding 1.250% due 02/20/2054 •	GBP	687	933
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		800	1,091
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •		$21	22
0.882% due 01/25/2045 •		755	746
1.082% due 02/25/2046 •		68	69
2.698% due 06/25/2037 ^~		166	162
2.729% due 01/25/2035 ~		58	59
2.833% due 10/25/2035 ~		25	25
2.846% due 12/25/2035 ~		228	232
2.878% due 06/25/2037 ^~		149	147
Washington Mutual Mortgage Pass-Through Certificates Trust
0.262% due 09/25/2036 •		518	171
0.602% due 02/25/2036 •		585	510
0.832% due 02/25/2047 ^•		909	841
1.022% due 04/25/2046 •		75	71
Wells Fargo Mortgage-Backed Securities Trust 2.887% due 09/25/2036 ^~		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $42,965)			42,673

ASSET-BACKED SECURITIES 14.9%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •		764	764
Accredited Mortgage Loan Trust 0.362% due 09/25/2036 •		338	335
Asset-Backed Securities Corp. Home Equity Loan Trust 0.912% due 06/25/2034 •		974	960
Atlas Senior Loan Fund 2.138% due 07/20/2032 •		2,500	2,500
Bear Stearns Asset-Backed Securities Trust
1.152% due 08/25/2037 •		670	651
2.691% due 07/25/2036 ~		40	40
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	2,100	2,381
BNPP AM Euro CLO 0.650% due 10/15/2031 •		360	410
Cairn CLO DAC
0.600% due 04/30/2031 •		2,100	2,389
0.670% due 01/31/2030 •		1,013	1,153
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		1,400	1,591
0.890% due 08/15/2032 •		1,200	1,364
Carrington Mortgage Loan Trust 1.252% due 10/20/2029 •		$4,080	4,079
Centex Home Equity Loan Trust 0.747% due 03/25/2034 •		103	102

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust
0.292% due 05/25/2037 •		979	796
0.423% due 09/25/2036 •		3,361	2,896
0.622% due 03/25/2036 •		1,448	1,422
7.250% due 05/25/2036 þ		113	77
Citigroup Mortgage Loan Trust, Inc.
0.553% due 10/25/2036 •		448	448
0.583% due 11/25/2036 •		3,100	2,994
1.002% due 09/25/2035 ^•		1,370	1,366
Countrywide Asset-Backed Certificates 0.502% due 02/25/2037 •		329	317
Countrywide Asset-Backed Certificates Trust 0.252% due 03/25/2047 ^•		696	689
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •		394	390
Countrywide Partnership Trust 1.002% due 02/25/2035 •		3,774	3,762
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		2,064	660
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	1,600	1,814
0.650% due 07/21/2030 •		911	1,038
0.650% due 10/15/2031 •		3,700	4,199
ECMC Group Student Loan Trust 1.102% due 07/25/2069 •		$545	552
Ellington Loan Acquisition Trust 1.202% due 05/25/2037 •		602	603
Encore Credit Receivables Trust 0.837% due 09/25/2035 •		66	66
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	1,400	1,586
First Franklin Mortgage Loan Trust
0.262% due 11/25/2036 •		$277	274
0.412% due 09/25/2036 •		149	144
0.822% due 11/25/2035 •		631	621
Fremont Home Loan Trust
0.242% due 11/25/2036 •		367	258
0.252% due 10/25/2036 •		1,138	657
0.837% due 01/25/2035 •		295	294
0.837% due 07/25/2035 •		30	30
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		1,020	1,019
Gallatin CLO Ltd. 1.737% due 07/15/2031 •		1,200	1,200
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		135	135
GSAA Home Equity Trust
0.242% due 03/25/2036 •		221	98
0.742% due 04/25/2047 •		452	259
6.795% due 06/25/2036 þ		375	141
GSAMP Trust
0.192% due 01/25/2037 •		1,710	1,249
0.202% due 12/25/2046 •		162	105
0.232% due 12/25/2046 •		885	592
0.332% due 01/25/2037 •		410	388
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,300	1,473
0.680% due 10/20/2031 •		3,200	3,637
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		$357	311
HSI Asset Securitization Corp. Trust 0.582% due 11/25/2035 •		2,760	2,740
JP Morgan Mortgage Acquisition Trust
0.312% due 10/25/2036 •		334	332
0.402% due 03/25/2037 •		1,353	1,317
0.502% due 07/25/2036 •		6,824	6,689
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	2,100	2,380
0.650% due 04/15/2031 •		900	1,025
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		$395	397
Long Beach Mortgage Loan Trust 0.542% due 02/25/2036 •		808	803
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	486	554
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		700	797
Merrill Lynch Mortgage Investors Trust 0.622% due 02/25/2037 •		$2,555	1,120
Morgan Stanley ABS Capital, Inc. Trust
0.317% due 03/25/2037 •		881	470
1.032% due 07/25/2035 •		1,103	1,107
Mountain View CLO LLC 1.212% due 10/16/2029 •		1,118	1,118
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		262	93

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

NovaStar Mortgage Funding Trust 0.302% due 09/25/2037 •		639	629
OCP CLO Ltd. 1.252% due 07/20/2029 •		1,177	1,177
Option One Mortgage Loan Trust
0.242% due 01/25/2037 •		2,280	1,631
0.242% due 03/25/2037 •		282	214
0.642% due 01/25/2036 •		2,014	1,989
0.882% due 02/25/2035 •		591	589
Palmer Square Loan Funding Ltd. 1.024% due 10/24/2027 •		920	920
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.077% due 07/25/2035 •		1,400	1,367
1.827% due 02/25/2035 •		4,155	4,165
PRET LLC 2.487% due 07/25/2051 «þ		3,700	3,690
Renaissance Home Equity Loan Trust 1.202% due 09/25/2037 •		250	136
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030		800	799
Residential Asset Securities Corp. Trust
0.682% due 06/25/2033 •		85	80
0.762% due 12/25/2035 •		1,479	1,474
Securitized Asset-Backed Receivables LLC Trust 0.822% due 10/25/2035 •		1,509	1,474
SLM Student Loan Trust 1.624% due 04/25/2023 •		174	175
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,495	1,522
Sound Point CLO Ltd. 1.104% due 07/25/2030 •		2,900	2,902
Soundview Home Loan Trust
0.422% due 10/25/2036 •		331	331
0.567% due 02/25/2036 •		945	931
1.403% due 10/25/2037 •		525	487
South Carolina Student Loan Corp. 1.171% due 09/03/2024 •		85	85
Specialty Underwriting & Residential Finance Trust 0.702% due 12/25/2036 •		597	589
Structured Asset Investment Loan Trust 0.882% due 02/25/2035 •		1,753	1,752
Symphony CLO Ltd.
1.004% due 04/15/2028 •		649	649
1.077% due 07/14/2026 •		773	773
Telos CLO Ltd. 1.072% due 04/17/2028 •		199	199
TICP CLO Ltd. 0.972% due 04/20/2028 •		1,448	1,447
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		923	935
3.000% due 11/25/2058 ~		395	400
3.210% due 10/25/2057 ~		1,479	1,519
Venture CLO Ltd. 1.152% due 04/20/2029 •		3,554	3,556
Wind River CLO Ltd. 0.994% due 10/15/2027 •		33	34

Total Asset-Backed Securities (Cost $116,727)			116,841

SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		149	48
1.125% due 07/09/2035 þ		97	30
Argentina Treasury Bond BONCER 1.450% due 08/13/2023	ARS	8,400	71
Brazil Government International Bond 4.750% due 01/14/2050		$572	509
Israel Government International Bond 5.500% due 01/31/2022	ILS	7,000	2,261
Saudi Government International Bond
4.000% due 04/17/2025		$2,322	2,506
4.500% due 10/26/2046		400	470
5.000% due 04/17/2049		981	1,247

Total Sovereign Issues (Cost $7,168)			7,142

		SHARES
COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.6%
Amazon.com, Inc. (c)		1,500	5,002

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Total Common Stocks (Cost $5,100)			5,002

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(h)		300,000	301
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		56,050	88
Truist Financial Corp. 4.950% due 09/01/2025 •(h)		1,098,000	1,181

Total Preferred Securities (Cost $1,493)			1,570

SHORT-TERM INSTRUMENTS 62.6%
REPURCHASE AGREEMENTS (j) 0.1%			1,128

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.4%
Federal Home Loan Bank 0.039% due 01/21/2022 (e)(f)		$10,600	10,600

ISRAEL TREASURY BILLS 1.3%
(0.056)% due 02/28/2022 - 12/07/2022 (d)(e)	ILS	30,700	9,873

U.S. TREASURY BILLS 32.1%
0.049% due 01/04/2022 - 04/28/2022 (d)(e)(l)(n)		$252,982	252,969

U.S. TREASURY CASH MANAGEMENT BILLS 27.7%
0.056% due 03/22/2022 (d)(e)		89,000	88,988
0.056% due 03/15/2022 - 04/26/2022 (d)(e)		129,300	129,290

			218,278

Total Short-Term Instruments (Cost $492,728)			492,848

Total Investments in Securities (Cost $798,586)			800,504

		SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short Asset Portfolio		102,343	1,021
PIMCO Short-Term Floating NAV Portfolio III		3,532,245	34,326

Total Short-Term Instruments (Cost $35,784)			35,347

Total Investments in Affiliates (Cost $35,784)			35,347

Total Investments 106.2% (Cost $834,370)			$835,851
Financial Derivative Instruments (k)(m) (0.6)%(Cost or Premiums, net $4,880)			(4,386)
Other Assets and Liabilities, net (5.6)%			(44,028)

Net Assets 100.0%			$787,437

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Payment in-kind security.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Coupon represents a yield to maturity.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,128		U.S. Treasury Notes 1.250% due 03/31/2028			$(1,151)	$1,128	$1,128

Total Repurchase Agreements									$(1,151)	$1,128	$1,128

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA						2.000%	02/01/2052		$7,000	$(6,978)	$(6,964)
Uniform Mortgage-Backed Security, TBA						2.500	02/01/2052		8,900	(9,062)	(9,058)
Uniform Mortgage-Backed Security, TBA						5.000	01/01/2052		4,800	(5,259)	(5,231)

	Total U.S. Government Agencies									(21,299)	(21,253)

Sovereign Issues (0.9)%
Canada Government International Bond						2.750%	12/01/2048	CAD	6,900	(6,473)	(6,730)

Total Short Sales (3.6)%										$(27,772)	$(27,983)

(1)							Payable for short sales includes $9 of accrued interest.
(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)			Asset	Liability

90-Day Eurodollar December Futures				12/2022	221	$54,673	$(324)			$0	$0
U.S. Treasury 2-Year Note March Futures				03/2022	539	117,595	(227)			25	0
U.S. Treasury 5-Year Note March Futures				03/2022	110	13,307	0			8	0
U.S. Treasury 10-Year Note March Futures				03/2022	144	18,788	98			9	0

							$(453)			$42	$0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	221	$(54,305)	$172	$0	$(5)
Euro-Bund 10-Year Bond March Futures	03/2022	1	(195)	3	0	0
U.S. Treasury 30-Year Bond March Futures	03/2022	428	(68,667)	(364)	0	(241)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	43	(8,476)	(24)	0	(67)
United Kingdom Long Gilt March Futures	03/2022	14	(2,367)	1	0	(8)

$(212)	$0	$(321)

Total Futures Contracts	$(665)	$42	$(321)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	1.035%	$1,300	$(2)	$0	$(2)	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	1,200	235	(2)	233	2	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	EUR	2,400	544	(10)	534	5	0

$777	$(12)	$765	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$1,400	$(50)	$(6)	$(56)	$0	$0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	500	48	(1)	47	1	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	28,900	704	13	717	12	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	EUR	66,400	2,018	(19)	1,999	48	0

$2,720	$(13)	$2,707	$61	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	GBP	10,200	$6	$(285)	$(279)	$73	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	7,100	(125)	334	209	0	(182)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	533,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	533,000	(327)	65	(262)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$2,900	18	(10)	8	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	2,800	(54)	(5)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	2,400	50	(8)	42	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,700	(16)	(8)	(24)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	227,100	(224)	(172)	(396)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	39,200	0	(280)	(280)	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	7,300	1,609	(836)	773	31	0
Pay	3-Month CNY-CNREPOFIX	0.000	Quarterly	03/17/2026	CNY	22,600	0	52	52	1	(1)
Pay	3-Month CNY-CNREPOFIX	2.700	MISSING	03/17/2026	22,600	(39)	(13)	(52)	0	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	45,200	(39)	39	0	1	(1)
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	15,800	(17)	17	0	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022	9,700	(415)	244	(171)	0	(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	34,900	1,151	(584)	567	16	0
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	11,400	219	(340)	(121)	0	(11)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052	3,700	(154)	139	(15)	3	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	533,000	0	2	2	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	5,000	(39)	(379)	(418)	64	0
Pay	UKRPI	3.415	Maturity	02/15/2030	9,000	(39)	(1,218)	(1,257)	89	0
Receive	UKRPI	3.397	Maturity	11/15/2030	700	0	123	123	0	(7)
Receive	UKRPI	3.445	Maturity	11/15/2030	1,300	0	219	219	0	(12)
Receive	UKRPI	3.510	Maturity	11/15/2030	700	0	110	110	0	(7)
Receive	UKRPI	4.250	Maturity	11/15/2031	2,500	49	(43)	6	0	(23)
Pay	UKRPI	3.217	Maturity	11/15/2040	1,200	0	(378)	(378)	10	0
Pay	UKRPI	3.272	Maturity	11/15/2040	900	0	(263)	(263)	7	0
Pay	UKRPI	3.273	Maturity	11/15/2040	1,300	0	(379)	(379)	11	0
Pay	UKRPI	3.340	Maturity	11/15/2040	1,200	0	(316)	(316)	10	0
Receive	UKRPI	3.000	Maturity	11/15/2050	500	0	243	243	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050	900	0	403	403	0	(12)
Receive	UKRPI	3.143	Maturity	11/15/2050	500	0	188	188	0	(7)

$1,614	$(3,338)	$(1,724)	$320	$(310)

Total Swap Agreements	$5,111	$(3,363)	$1,748	$388	$(310)

(l)

Securities with an aggregate market value of $9,067 and cash of $2,947 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	TWD	18,691	$677	$2	$0
01/2022	$15,298	CNH	98,081	115	0
01/2022	2,450	MXN	51,006	38	0
03/2022	MXN	51,006	$2,427	0	(39)
03/2022	$3,102	MXN	64,417	3	0
BPS	01/2022	CNH	4,986	$775	0	(8)
01/2022	GBP	8,544	11,313	0	(251)
01/2022	MXN	51,006	2,491	3	0
01/2022	$6,170	CAD	7,829	19	0
01/2022	1,772	EUR	1,565	10	0
01/2022	102	RUB	7,497	0	(3)
05/2022	122	ZAR	1,932	0	(3)
08/2022	492	7,857	0	(14)
11/2022	326	5,196	0	(12)
BRC	01/2022	TRY	1,677	$120	0	(6)
01/2022	$463	EUR	409	3	0
01/2022	1,481	TWD	41,116	3	0
CBK	01/2022	CNH	4,081	$635	0	(6)
01/2022	ILS	7,387	2,345	0	(31)
04/2022	$6,324	MXN	137,224	252	0
05/2022	ZAR	1,932	$123	4	0
08/2022	ILS	16,106	5,143	0	(59)
10/2022	800	256	0	(3)
11/2022	5,403	1,732	0	(19)
12/2022	7,001	2,240	0	(31)
DUB	01/2022	CNH	29,852	4,667	0	(24)
02/2022	ILS	1,401	446	0	(5)
GLM	01/2022	CNH	2,678	417	0	(4)
01/2022	GBP	832	1,111	0	(16)
01/2022	RUB	72,864	992	23	0
01/2022	$910	GBP	675	4	0
01/2022	746	RUB	54,266	0	(24)
03/2022	MXN	50,874	$2,448	0	(5)
11/2022	ZAR	4,423	276	10	0
HUS	01/2022	CNH	20,322	3,159	0	(35)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

	01/2022	TWD	235,700		8,487		0	(22)
	01/2022		$392	CNH	2,520		4	0
	01/2022		944	GBP	711		19	0
JPM	01/2022	CNH	28,558		$4,458		0	(30)
	03/2022	SGD	7		5		0	0
MYI	01/2022	BRL	2,966		531		0	(1)
	01/2022		$519	BRL	2,966		13	0
	01/2022		4,414	TWD	122,583		11	0
	02/2022	BRL	2,966		$516		0	(13)
RBC	01/2022	CAD	8,249		6,487		0	(34)
	08/2022	ZAR	7,857		499		21	0
SCX	01/2022	CNH	11,175		1,738		0	(18)
	01/2022	EUR	39,253		44,248		0	(441)
	01/2022	JPY	12,068		106		1	0
	01/2022		$2	TWD	56		0	0
	02/2022	EUR	37,279		$42,418		0	(49)
	02/2022	GBP	8,544		11,572		8	0
	02/2022	JPY	12,069		105		0	0
SSB	01/2022	BRL	2,966		528		0	(5)
TOR	03/2022	MXN	98,569		4,652		0	(100)
UAG	01/2022		$168	RUB	12,216		0	(6)
	01/2022		3,269	TWD	90,706		6	0

Total Forward Foreign Currency Contracts							$572	$(1,317)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	80,900	$776	$615

Total Purchased Options							$776	$615

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	2,300	$(3)	$0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,800	(3)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	900	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	1,300	(2)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	1,100	(2)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	2,600	(3)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	1,500	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,800	(4)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	800	(5)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	5,500	(34)	(5)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	500	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	1,000	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	800	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	3,300	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	5,000	(7)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	1,600	(2)	0
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	600	(3)	0
	Put - OTC CDX.HY-37 5-Year Index		Sell	96.000	03/16/2022	800	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	2,100	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	3,000	(3)	(1)
GST	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	1,100	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,500	(3)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	1,300	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,300	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	2,900	(4)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	2,400	(3)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	1,400	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,300	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	2,200	(3)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	1,200	(1)	(1)

							$(109)	$(25)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	161,700	$(776)	$(504)

Total Written Options							$(885)	$(529)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$523	$(122)	$127	$5	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	1,056	0.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	$10,546	$0	$10	$10	$0
BPS	Receive	ERAUSLT Index	35,790	0.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	16,719	0	(15)	0	(15)
	Pay	S&P 500 Total Return Index	3,413	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	34,085	0	14	14	0
	Pay	S&P 500 Total Return Index	25,264	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	252,304	0	106	106	0
CBK	Receive	ERAUSLT Index	553,382	0.424% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	258,507	0	(92)	0	(92)
GST	Pay	S&P 500 Total Return Index	182	0.464% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	1,818	0	4	4	0
JPM	Receive	ERAUSLT Index	431,017	0.424% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	201,345	0	(71)	0	(71)
	Receive	ERAUSLT Index	546,838	0.459% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/12/2022	242,528	0	12,602	12,602	0
RBC	Receive	ERAUSLT Index	116,627	0.374% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	54,481	0	(20)	0	(20)
SOG	Pay	S&P 500 Total Return Index	22,462	0.524% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	224,321	0	94	94	0
	Pay	S&P 500 Total Return Index	26,266	0.539% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/12/2022	245,661	0	(16,267)	0	(16,267)

								$0	$(3,635)	$12,830	$(16,465)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	1,500	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$5,101	$0	$104	$104	$0

Total Swap Agreements								$(122)	$(3,404)	$12,939	$(16,465)

(n)

Securities with an aggregate market value of $41,595 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,724	$0	$57,724
Industrials	0	33,824	0	33,824
Utilities	0	5,201	0	5,201
Municipal Bonds & Notes
Illinois	0	332	0	332
New Jersey	0	600	0	600
U.S. Government Agencies	0	22,624	0	22,624
U.S. Treasury Obligations	0	14,123	0	14,123
Non-Agency Mortgage-Backed Securities	0	42,673	0	42,673
Asset-Backed Securities	0	113,151	3,690	116,841
Sovereign Issues	0	7,142	0	7,142
Common Stocks
Consumer Discretionary	5,002	0	0	5,002
Preferred Securities
Banking & Finance	0	1,570	0	1,570
Short-Term Instruments
Repurchase Agreements	0	1,128	0	1,128
Short-Term Notes	0	10,600	0	10,600
Israel Treasury Bills	0	9,873	0	9,873
U.S. Treasury Bills	0	252,969	0	252,969
U.S. Treasury Cash Management Bills	0	218,278	0	218,278

	$5,002	$791,812	$3,690	$800,504
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,347	$0	$0	$35,347

Total Investments	$40,349	$791,812	$3,690	$835,851

Short Sales, at Value - Liabilities
Sovereign Issues	0	(6,739)	0	(6,730)
U.S. Government Agencies	0	(21,253)	0	(21,253)

	$0	$(27,992)	$0	$(27,983)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	430	0	430
Over the counter	0	14,126	0	14,126

	$0	$14,556	$0	$14,556
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(623)	0	(631)
Over the counter	0	(18,311)	0	(18,311)

	$(8)	$(18,934)	$0	$(18,942)

Total Financial Derivative Instruments	$(8)	$(4,378)	$0	$(4,386)

Totals	$40,341	$759,442	$3,690	$803,473

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO RAE PLUS EMG Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.1% ¤
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.5%
GSPA Monetization Trust 6.422% due 10/09/2029	$684	$723

INDUSTRIALS 0.9%
DAE Funding LLC 1.625% due 02/15/2024	1,300	1,277

Total Corporate Bonds & Notes (Cost $1,979)		2,000

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	80	91

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	70	101

TEXAS 0.4%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	725	731

Total Municipal Bonds & Notes (Cost $873)		923

U.S. GOVERNMENT AGENCIES 11.7%
Fannie Mae
0.452% due 07/25/2037 •	16	16
0.482% due 07/25/2037 •	26	26
0.502% due 09/25/2035 •	53	53
0.822% due 06/25/2037 •	187	191
2.251% due 01/25/2031 ~(a)	2,351	307
Freddie Mac
0.660% due 07/15/2041 •	137	139
0.810% due 08/15/2037 •	161	165
0.820% due 10/15/2037 •	26	27
0.830% due 05/15/2037 - 09/15/2037 •	187	191
Ginnie Mae 0.449% due 08/20/2047 •	744	739
Ginnie Mae, TBA 5.000% due 01/01/2052	10,000	10,663
Small Business Administration 6.220% due 12/01/2028	6	7
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2037	500	523
4.000% due 01/01/2037	2,000	2,100
5.000% due 01/01/2052	2,000	2,180

Total U.S. Government Agencies (Cost $17,423)		17,327

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.2%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	482	470
Banc of America Funding Trust 3.193% due 02/20/2035 ~	32	33
Banc of America Mortgage Trust 2.491% due 06/25/2035 ~	21	20
Bear Stearns ALT-A Trust 0.422% due 08/25/2036 •	1,359	1,306
Citigroup Mortgage Loan Trust 2.490% due 03/25/2036 ^•	123	124
Countrywide Alternative Loan Trust 0.502% due 05/25/2036 •	273	253
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	9	9
6.000% due 07/25/2036	945	668
6.500% due 12/25/2037	1,289	771

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		874	730
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.422% due 01/25/2047 •		200	254
Downey Savings & Loan Association Mortgage Loan Trust 0.924% due 09/19/2044 •		103	102
First Horizon Mortgage Pass-Through Trust 2.815% due 10/25/2035 ^~		307	308
GSR Mortgage Loan Trust 2.749% due 09/25/2035 ~		29	29
HarborView Mortgage Loan Trust
0.604% due 01/19/2036 •		1,892	1,315
0.784% due 06/20/2035 •		429	423
HomeBanc Mortgage Trust 0.722% due 03/25/2035 •		662	597
Impac CMB Trust 0.742% due 03/25/2035 •		449	443
IndyMac INDX Mortgage Loan Trust 0.622% due 06/25/2035 •		120	109
JP Morgan Mortgage Trust
3.007% due 08/25/2035 ^~		85	79
5.750% due 01/25/2036 ^		11	7
Lehman Mortgage Trust 0.752% due 11/25/2036 •		1,146	585
Lehman XS Trust 0.552% due 08/25/2046 •		1,877	1,911
Merrill Lynch Mortgage Investors Trust 2.953% due 09/25/2035 ^~		95	86
Morgan Stanley Mortgage Loan Trust
2.501% due 07/25/2035 ~		293	284
6.315% due 06/25/2036 þ		3,140	1,298
Prime Mortgage Trust 6.000% due 06/25/2036 ^		191	188
Residential Accredit Loans, Inc. Trust
0.462% due 09/25/2036 •		1,320	1,326
0.602% due 08/25/2035 ^•		1,906	1,377
3.955% due 12/25/2035 ^~		1,532	1,443
4.374% due 09/25/2035 ^~		51	43
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^		2,840	1,484
RESIMAC Bastille Trust 0.954% due 12/05/2059 •		371	372
Sequoia Mortgage Trust 0.664% due 07/20/2034 •		559	523
Structured Adjustable Rate Mortgage Loan Trust 2.402% due 12/25/2037 ^•		1,874	1,877
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	596	807
WaMu Mortgage Pass-Through Certificates Trust
1.725% due 10/25/2046 •		$2,333	2,289
1.725% due 11/25/2046 •		1,643	1,620
2.576% due 01/25/2037 ^~		196	178
2.698% due 06/25/2037 ^~		1,133	1,108
3.070% due 12/25/2036 ^~		113	113
3.102% due 02/25/2037 ^~		525	527
Washington Mutual Mortgage Pass-Through Certificates Trust 4.142% due 09/25/2036 þ		2,419	970

Total Non-Agency Mortgage-Backed Securities (Cost $27,788)			28,459

ASSET-BACKED SECURITIES 15.3%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		1,166	799
Countrywide Asset-Backed Certificates
0.582% due 04/25/2037 •		998	931
0.682% due 08/25/2036 •		31	31
Fremont Home Loan Trust 0.242% due 01/25/2037 •		2,324	1,538
GSAA Home Equity Trust
0.502% due 03/25/2037 •		5,155	1,978
5.995% due 03/25/2046 ^~		5,048	2,688
GSRPM Mortgage Loan Trust 1.002% due 03/25/2035 •		3,189	3,202
IXIS Real Estate Capital Trust 0.502% due 03/25/2036 ^•		702	456
Long Beach Mortgage Loan Trust 0.262% due 12/25/2036 •		1,517	1,192
MASTR Specialized Loan Trust 0.852% due 11/25/2035 •		2,616	2,621
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 11/25/2036 •		1,516	1,104
0.282% due 03/25/2037 •		3,463	1,975
Option One Mortgage Loan Trust
0.242% due 01/25/2037 •		1,774	1,269
0.322% due 05/25/2037 •		1,685	1,292

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 0.582% due 07/25/2036 •		1,111	641
Specialty Underwriting & Residential Finance Trust 0.252% due 09/25/2037 •		1,167	959

Total Asset-Backed Securities (Cost $24,311)			22,676

SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,681	544
1.125% due 07/09/2035 þ		1,103	339
Argentina Treasury Bond BONCER
1.200% due 03/18/2022	ARS	14,831	74
1.400% due 03/25/2023		48,609	242
1.450% due 08/13/2023		12,066	102
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		6,480	32
Provincia de Buenos Aires 38.045% due 05/31/2022		8,899	43

Total Sovereign Issues (Cost $1,765)			1,376

SHORT-TERM INSTRUMENTS 55.9%
REPURCHASE AGREEMENTS (e) 2.0%			2,978

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
28.351% due 02/28/2022 - 07/29/2022 (b)(c)		19,805	98

U.S. TREASURY BILLS 51.9%
0.042% due 01/11/2022 - 04/28/2022 (b)(c)(g)(i)		$76,700	76,694

U.S. TREASURY CASH MANAGEMENT BILLS 2.0%
0.101% due 04/26/2022 (c)(d)		3,000	2,999

Total Short-Term Instruments (Cost $82,781)			82,769

Total Investments in Securities (Cost $156,920)			155,530

		SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short Asset Portfolio		102,847	1,026
PIMCO Short-Term Floating NAV Portfolio III		795,406	7,730

Total Short-Term Instruments (Cost $8,870)			8,756

Total Investments in Affiliates (Cost $8,870)			8,756

Total Investments 111.0% (Cost $165,790)			$164,286
Financial Derivative Instruments (f)(h) 7.2%(Cost or Premiums, net $(347))			10,606
Other Assets and Liabilities, net (18.2)%			(26,945)

Net Assets 100.0%			$147,947

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$2,978	U.S. Treasury Notes 1.250% due 03/31/2028			$(3,038)	$2,978	$2,978

Total Repurchase Agreements								$(3,038)	$2,978	$2,978

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA					2.000%	02/01/2052		$1,400	$(1,395)	$(1,393)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2052		1,700	(1,731)	(1,730)

	Total U.S. Government Agencies								(3,126)	(3,123)

Sovereign Issues (1.5)%
Canada Government International Bond					2.750%	12/01/2048	CAD	2,200	(2,064)	(2,151)

Total Short Sales (3.6)%									$(5,190)	$(5,274)

(1)								Payable for short sales includes $1 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(150) at a weighted average interest rate of 0.071%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	57	$14,101	$(84)	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2022	117	14,154	0	8	0
U.S. Treasury 10-Year Note March Futures	03/2022	54	7,045	37	3	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	63	12,419	(37)	99	0

				$(84)	$110	$0

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	57	$(14,006)	$44	$0	$(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

Euro-Bund 10-Year Bond March Futures				03/2022	18		(3,512)	54		3	0
Mini MSCI Emerging Markets Index March Futures				03/2022	114		(6,990)	(68)		40	0
U.S. Treasury 2-Year Note March Futures				03/2022	40		(8,727)	1		0	(2)
U.S. Treasury 30-Year Bond March Futures				03/2022	76		(12,193)	(35)		0	(43)
United Kingdom Long Gilt March Futures				03/2022	19		(3,212)	2		0	(10)

								$(2)		$43	$(56)

Total Futures Contracts								$(86)		$153	$(56)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	1.035%		$200	$(1)	$1	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675		400	4	2	6	0	0

							$3	$3	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-37 5-Year Index	(1.000)%	Quarterly		12/20/2026		$52,200	$(1,238)	$(57)	$(1,295)	$0	$(23)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	3,000	$(7)	$(75)	$(82)	$22	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		2,000	(35)	94	59	0	(51)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	205,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		155,000	(97)	21	(76)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$600	4	(2)	2	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		500	(10)	(1)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		500	10	(1)	9	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		300	(3)	(1)	(4)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	BRL	14,100	0	(101)	(101)	0	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	2,400	370	(116)	254	10	0
Receive	3-Month CNY-CNREPOFIX	2.700	Semi-Annual	03/17/2026	CNY	34,200	(37)	37	0	1	(1)
Pay	3-Month CNY-CNREPOFIX	2.705	Semi-Annual	03/17/2026		34,200	(37)	37	0	1	(1)
Receive	3-Month CNY-CNREPOFIX	2.770	Semi-Annual	03/17/2026		23,000	(24)	24	0	1	(1)
Pay	3-Month CNY-CNREPOFIX	2.810	Semi-Annual	03/17/2026		68,400	(72)	72	0	2	(2)
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		9,300	(457)	164	(293)	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		5,750	1,128	(461)	667	0	(22)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	4,100	77	(121)	(44)	0	(4)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		1,400	(56)	50	(6)	1	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	205,000	0	1	1	0	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$1,300	(28)	63	35	0	(13)
Pay	UKRPI	3.490	Maturity	09/15/2028		1,000	69	(153)	(84)	13	0
Pay	UKRPI	3.603	Maturity	11/15/2028		3,400	308	(527)	(219)	42	0
Receive	UKRPI	3.397	Maturity	11/15/2030		600	6	100	106	0	(6)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,100	2	183	185	0	(10)
Receive	UKRPI	3.510	Maturity	11/15/2030		600	(6)	100	94	0	(6)
Receive	UKRPI	4.250	Maturity	11/15/2031		1,500	32	(28)	4	0	(14)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,000	(44)	(271)	(315)	8	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	UKRPI	3.272	Maturity	11/15/2040	800	(15)	(219)	(234)	7	0
Pay	UKRPI	3.273	Maturity	11/15/2040	1,100	(20)	(301)	(321)	9	0
Pay	UKRPI	3.340	Maturity	11/15/2040	1,000	13	(276)	(263)	8	0
Receive	UKRPI	3.000	Maturity	11/15/2050	400	28	167	195	0	(5)
Receive	UKRPI	3.051	Maturity	11/15/2050	800	22	336	358	0	(10)
Receive	UKRPI	3.143	Maturity	11/15/2050	400	(21)	172	151	0	(6)

$1,100	$(1,033)	$67	$125	$(168)

Total Swap Agreements	$(135)	$(1,087)	$(1,222)	$125	$(191)

(g)

Securities with an aggregate market value of $1,336 and cash of $1,623 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Unsettled variation margin asset of $7 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	TWD	4,526	$164	$1	$0
01/2022	$3,631	CNH	23,277	27	0
01/2022	59	CNY	381	1	0
02/2022	INR	3,618	$48	0	(1)
02/2022	$2,618	EUR	2,308	12	0
02/2022	1,366	ILS	4,401	49	0
04/2022	10,226	32,700	302	0
08/2022	1,232	3,956	45	0
BPS	01/2022	2,051	CAD	2,602	6	0
01/2022	149	GBP	112	3	0
01/2022	13	RUB	936	0	0
02/2022	INR	6,364	$84	0	(1)
02/2022	MXN	1,900	91	0	(1)
03/2022	HKD	752	96	0	0
05/2022	ZAR	1,546	98	3	0
08/2022	6,285	394	11	0
11/2022	$215	ZAR	3,420	0	(9)
BRC	01/2022	BRL	644	$114	0	(2)
01/2022	TRY	1,471	105	0	(5)
01/2022	$115	BRL	644	0	0
01/2022	413	TWD	11,465	1	0
CBK	01/2022	ILS	1,689	$536	0	(7)
01/2022	$539	ILS	1,688	4	0
02/2022	BRL	3,351	$596	0	(2)
02/2022	ILS	4,401	1,360	0	(56)
02/2022	INR	5,315	70	0	(1)
03/2022	RUB	3,605	48	0	0
03/2022	$141	KRW	168,148	0	0
04/2022	ILS	32,700	$9,989	0	(539)
04/2022	MXN	53,647	2,472	0	(99)
08/2022	ILS	7,757	2,411	0	(95)
10/2022	200	64	0	(1)
11/2022	1,301	417	0	(5)
DUB	01/2022	CNH	28,561	4,465	0	(23)
02/2022	ILS	400	127	0	(1)
02/2022	INR	6,034	79	0	(1)
02/2022	RUB	1,953	27	1	0
FBF	01/2022	$136	TWD	3,761	0	0
GLM	01/2022	GBP	185	$247	0	(3)
01/2022	RUB	19,204	261	6	0
01/2022	$126	CNH	806	1	0
01/2022	95	RUB	6,913	0	(3)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

02/2022	RUB	3,183	$43	1	0
02/2022	$479	EUR	423	3	0
03/2022	RUB	991	$13	0	0
03/2022	$3,142	MXN	65,296	6	0
HUS	01/2022	GBP	761	$1,014	0	(16)
01/2022	RUB	6,409	85	0	0
01/2022	TWD	57,071	2,055	0	(5)
01/2022	$221	CNH	1,424	2	0
01/2022	411	GBP	308	6	0
01/2022	7	IDR	104,105	0	0
01/2022	1,581	MXN	32,343	0	(5)
02/2022	EUR	2,907	$3,337	24	0
02/2022	RUB	4,757	66	3	0
03/2022	2,415	32	0	0
11/2022	ZAR	424	25	0	0
JPM	01/2022	$312	CNH	2,001	2	0
01/2022	218	CNY	1,405	3	0
02/2022	INR	12,141	$160	0	(2)
03/2022	THB	11,321	334	0	(5)
03/2022	$823	HKD	6,416	0	0
03/2022	103	KRW	121,234	0	(1)
MYI	01/2022	BRL	2,429	$435	0	(1)
01/2022	$425	BRL	2,429	11	0
01/2022	1,235	TWD	34,300	3	0
02/2022	BRL	2,429	$423	0	(11)
RBC	01/2022	CAD	2,629	2,067	0	(11)
SCX	01/2022	JPY	7,427	65	1	0
01/2022	$122	CNH	783	1	0
01/2022	163	CNY	1,046	1	0
01/2022	2	TWD	56	0	0
02/2022	JPY	7,427	$64	0	0
SSB	01/2022	BRL	1,785	318	0	(3)
TOR	03/2022	MXN	48,007	2,266	0	(49)
UAG	01/2022	$21	RUB	1,526	0	(1)
01/2022	910	TWD	25,250	2	0
02/2022	MXN	690	$33	0	(1)
02/2022	$128	ILS	400	1	0
03/2022	RUB	3,015	$40	0	0
08/2022	$1,218	ILS	3,800	10	0
10/2022	64	200	1	0
11/2022	418	1,300	3	0
11/2022	167	ZAR	2,617	0	(9)

Total Forward Foreign Currency Contracts	$557	$(975)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	11,200	$107	$85

Total Purchased Options	$107	$85

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	400	$(2)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	900	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	1,000	(1)	0
BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	700	(4)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	2,900	(17)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	900	(1)	0
CBK	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	1,900	(2)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	300	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,900	(2)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	1,600	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	2,100	(2)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,200	(2)	0

$(37)	$(4)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	21,700	$(104)	$(68)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

Total Written Options	$(141)	$(72)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.887%	EUR	700	$162	$(30)	$132	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,374	$(340)	$354	$14	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	Receive	ERAEMLT Index	9,659	0.853% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/09/2022	$37,025	$0	$751	$751	$0
JPM	Receive	ERAEMLT Index	25,116	0.979% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/09/2022	88,484	0	9,168	9,168	0
Receive	ERAEMLT Index	3,332	1.009% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/22/2022	12,745	0	306	306	0
MEI	Receive	ERAEMLT Index	1,471	1.134% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/02/2022	5,110	0	602	602	0

$0	$10,827	$10,827	$0

Total Swap Agreements	$(178)	$11,151	$10,973	$0

(i)

Securities with an aggregate market value of $753 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$723	$0	$723
Industrials	0	1,277	0	1,277
Municipal Bonds & Notes
Illinois	0	91	0	91
Nebraska	0	101	0	101
Texas	0	731	0	731
U.S. Government Agencies	0	17,327	0	17,327
Non-Agency Mortgage-Backed Securities	0	28,459	0	28,459
Asset-Backed Securities	0	22,676	0	22,676
Sovereign Issues	0	1,376	0	1,376
Asset-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	2,978	0	2,978
Argentina Treasury Bills	0	98	0	98
U.S. Treasury Bills	0	76,694	0	76,694
U.S. Treasury Cash Management Bills	0	2,999	0	2,999

	$0	$155,530	$0	$155,530
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,756	$0	$0	$8,756

Total Investments	$8,756	$155,530	$0	$164,286

Short Sales, at Value - Liabilities
Asset-Backed Securities	0	0	0	0
Sovereign Issues	0	(2,151)	0	(2,151)
U.S. Government Agencies	0	(3,123)	0	(3,123)

	$0	$(5,274)	$0	$(5,274)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	235	0	278
Over the counter	0	11,615	0	11,615

	$43	$11,850	$0	$11,893
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(237)	0	(247)
Over the counter	0	(1,047)	0	(1,047)

	$(10)	$(1,284)	$0	$(1,294)

Total Financial Derivative Instruments	$33	$10,566	$0	$10,599

Totals	$8,789	$160,822	$0	$169,611

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO RAE PLUS Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.2% ¤
CORPORATE BONDS & NOTES 8.4%
BANKING & FINANCE 5.6%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	$812
3.300% due 01/30/2032		800	816
4.125% due 07/03/2023		235	244
American Tower Corp. 3.800% due 08/15/2029		194	211
Aviation Capital Group LLC
4.375% due 01/30/2024		14	15
5.500% due 12/15/2024		400	438
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	182
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	2,800	3,391
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$201	203
Bank of America Corp. 3.974% due 02/07/2030 •		166	183
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		6,691	6,776
3.650% due 03/16/2025		700	740
3.932% due 05/07/2025 •		500	526
4.375% due 01/12/2026		700	766
4.375% due 03/15/2028 •(g)(h)		500	491
4.972% due 05/16/2029 •		200	228
7.125% due 06/15/2025 •(g)(h)	GBP	1,200	1,792
7.250% due 03/15/2023 •(g)(h)		1,302	1,846
7.750% due 09/15/2023 •(g)(h)		$2,300	2,474
CIT Group, Inc. 5.000% due 08/15/2022		7	7
Citigroup, Inc. 3.200% due 10/21/2026		600	636
Credit Suisse Group AG
1.441% (US0003M + 1.240%) due 06/12/2024 ~		2,700	2,730
4.194% due 04/01/2031 •		250	276
4.550% due 04/17/2026		1,100	1,213
7.500% due 07/17/2023 •(g)(h)		1,700	1,801
7.500% due 12/11/2023 •(g)(h)		3,080	3,335
Deutsche Bank AG
1.345% (US0003M + 1.190%) due 11/16/2022 ~		111	112
1.375% due 09/03/2026 •	EUR	1,700	1,991
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$5,591	5,621
1.625% due 01/20/2027	EUR	3,000	3,560
1.750% due 01/17/2028		400	477
3.961% due 11/26/2025 •		$600	634
Discover Bank 4.650% due 09/13/2028		1,006	1,142
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	2,097
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	800	1,005
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,200	1,484
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$1,000	1,018
3.096% due 05/04/2023		200	204
3.350% due 11/01/2022		200	203
3.550% due 10/07/2022		900	915
4.063% due 11/01/2024		300	316
4.140% due 02/15/2023		600	615
5.584% due 03/18/2024		500	539
General Motors Financial Co., Inc.
1.123% (US0003M + 0.990%) due 01/05/2023 ~		7	7
1.528% (US0003M + 1.310%) due 06/30/2022 ~		28	28
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		166	185
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	304
4.292% due 09/12/2026 •		1,500	1,621
4.300% due 03/08/2026		500	548
5.250% due 09/16/2022 •(g)(h)	EUR	1,000	1,175

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

ING Groep NV
3.875% due 05/16/2027 •(g)(h)		$2,000	1,907
4.250% due 05/16/2031 •(g)(h)		200	189
International Lease Finance Corp. 5.875% due 08/15/2022		14	14
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)	EUR	700	869
7.750% due 01/11/2027 •(g)		900	1,246
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(g)(h)		$2,200	2,487
7.625% due 06/27/2023 •(g)(h)	GBP	780	1,131
Mitsubishi UFJ Financial Group, Inc. 0.000% due 05/30/2023 •	EUR	900	1,032
Nationwide Building Society 4.363% due 08/01/2024 •		$2,200	2,305
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,032
4.519% due 06/25/2024 •		1,600	1,674
4.892% due 05/18/2029 •		1,784	2,042
5.076% due 01/27/2030 •		1,700	1,973
8.000% due 08/10/2025 •(g)(h)		900	1,046
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		400	393
2.600% due 09/28/2022		590	596
2.650% due 07/13/2022		1,407	1,420
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,500	2,655
Societe Generale S.A.
7.375% due 10/04/2023 •(g)(h)		300	322
7.875% due 12/18/2023 •(g)(h)		1,000	1,096
Standard Chartered PLC
7.500% due 04/02/2022 •(g)(h)		300	305
7.750% due 04/02/2023 •(g)(h)		300	319
Stellantis Finance US, Inc. 2.691% due 09/15/2031		3,800	3,741
UBS AG
5.125% due 05/15/2024 (h)		3,270	3,506
7.625% due 08/17/2022 (h)		3,350	3,480
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	586
1.741% due 05/04/2030 •		1,100	1,326
2.879% due 10/30/2030 •		$900	937
3.000% due 02/19/2025		62	65
3.000% due 04/22/2026		1,000	1,051
WPC Eurobond BV 2.250% due 04/09/2026	EUR	201	244

			99,922

INDUSTRIALS 2.3%
Aker BP ASA 2.875% due 01/15/2026		$450	467
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,585
BAT Capital Corp. 3.222% due 08/15/2024		207	215
BAT International Finance PLC 3.950% due 06/15/2025		614	653
Boeing Co. 2.750% due 02/01/2026		900	927
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		166	182
Broadcom, Inc.
2.450% due 02/15/2031		900	883
3.137% due 11/15/2035		300	302
3.187% due 11/15/2036		1,600	1,600
3.419% due 04/15/2033		2,400	2,519
3.500% due 02/15/2041		500	514
3.750% due 02/15/2051		200	210
Caterpillar, Inc. 2.600% due 09/19/2029		180	188
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		242	247
4.908% due 07/23/2025		1,670	1,840
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	858
Comcast Corp. 4.150% due 10/15/2028		159	181
DAE Funding LLC 1.625% due 02/15/2024		1,800	1,768
Energy Transfer LP 4.250% due 03/15/2023		28	29
Expedia Group, Inc. 6.250% due 05/01/2025		264	298
Hyatt Hotels Corp. 1.800% due 10/01/2024		2,900	2,903

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	152	175
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$1,564	1,684
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	618
3.500% due 07/26/2026		300	316
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	213
Micron Technology, Inc. 5.327% due 02/06/2029		$97	115
MPLX LP 2.650% due 08/15/2030		1,000	997
Nakilat, Inc. 6.067% due 12/31/2033		101	125
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,652
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$700	718
3.522% due 09/17/2025		1,500	1,574
4.345% due 09/17/2027		2,900	3,133
4.810% due 09/17/2030		900	1,008
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		1,000	1,015
Pfizer, Inc. 3.450% due 03/15/2029		166	183
Sands China Ltd.
2.300% due 03/08/2027		1,400	1,319
2.850% due 03/08/2029		1,600	1,508
3.250% due 08/08/2031		1,600	1,506
5.400% due 08/08/2028		1,700	1,833
T-Mobile USA, Inc.
2.250% due 02/15/2026		500	502
2.700% due 03/15/2032		1,000	1,007
3.375% due 04/15/2029		600	612
3.500% due 04/15/2031		900	938

			41,120

UTILITIES 0.5%
American Water Capital Corp. 3.450% due 06/01/2029		166	179
Edison International 5.750% due 06/15/2027		62	71
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~		2,100	2,103
1.700% due 11/15/2023		2,100	2,106
3.000% due 06/15/2028		800	806
4.550% due 07/01/2030		900	974
Petrobras Global Finance BV 5.093% due 01/15/2030		1,636	1,704
Southern California Edison Co. 3.650% due 03/01/2028		131	142
Sprint Communications, Inc. 6.000% due 11/15/2022		14	15
Sprint Corp.
7.125% due 06/15/2024		35	39
7.875% due 09/15/2023		76	84

			8,223

Total Corporate Bonds & Notes (Cost $146,304)			149,265

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		800	820

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		163	186

Total Municipal Bonds & Notes (Cost $961)			1,006

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.152% due 12/25/2036 •		29	29
0.442% due 09/25/2042 •		170	171
0.452% due 03/25/2037 - 07/25/2037 •		19	19
0.482% due 07/25/2037 •		22	22
0.502% due 09/25/2035 •		47	48
0.822% due 06/25/2037 •		25	26
0.852% due 01/25/2040 •		8	8
0.922% due 12/25/2039 •		13	14

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

1.002% due 07/25/2039 •	6	7
1.283% due 06/01/2043 •	54	55
1.284% due 07/01/2044 •	10	10
1.465% due 10/01/2034 •	2	2
1.565% due 11/01/2034 •	2	2
1.652% due 05/01/2035 •	1	1
1.719% due 10/01/2035 •	14	14
1.775% due 09/01/2035 •	26	27
1.805% due 07/01/2035 •	10	10
1.821% due 01/01/2035 •	25	25
1.834% due 07/01/2035 •	17	17
1.855% due 11/01/2035 •	16	16
1.901% due 08/01/2035 •	35	35
1.905% due 05/25/2035 ~	7	7
1.915% due 07/01/2034 •	104	104
1.987% due 09/01/2035 •	8	9
2.000% due 08/01/2035 •	78	82
2.090% due 06/01/2035 •	38	40
2.111% due 12/01/2033 •	12	12
2.220% due 06/01/2035 •	43	43
2.248% due 12/01/2033 •	56	56
2.266% due 09/01/2036 •	13	14
2.279% due 07/01/2036 •	22	24
2.282% due 05/01/2036 •	21	22
2.300% due 03/01/2035 •	2	2
2.310% due 08/01/2022	191	191
2.357% due 08/01/2036 •	18	19
2.961% due 05/01/2022 ~	627	627
5.748% due 03/25/2041 •(a)	215	34
6.598% due 03/25/2036 •(a)	93	15
26.152% due 12/25/2036 •	5	8
Freddie Mac
0.363% due 08/25/2031 •	30	29
0.440% due 02/15/2037 •	2	2
0.660% due 07/15/2041 •	272	277
0.680% due 06/15/2041 •	266	271
0.780% due 08/15/2037 •	77	78
0.810% due 08/15/2037 •	93	95
0.965% due 01/15/2038 •	45	46
1.284% due 02/25/2045 •	12	12
4.000% due 11/01/2047 - 03/01/2049	1,930	2,066
4.500% due 01/15/2041 - 04/01/2041	222	241
5.000% due 03/01/2038	1,229	1,392
5.500% due 06/01/2027 - 05/01/2040	526	595
6.000% due 02/01/2034 - 10/01/2039	667	758
6.360% due 07/15/2036 •(a)	118	20
6.590% due 04/15/2036 •(a)	22	3
Ginnie Mae
0.781% due 04/20/2068 •	127	128
2.125% due 11/20/2044 •	39	41
3.500% due 01/15/2042 - 07/15/2045	4,164	4,462
5.000% due 06/15/2034 - 06/15/2041	1,367	1,577
6.000% due 05/15/2037 - 07/15/2037	44	48
Ginnie Mae, TBA 5.000% due 01/01/2052	6,200	6,611
Small Business Administration
5.290% due 12/01/2027	43	46
5.600% due 09/01/2028	381	411
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 02/01/2049	15,179	16,060
4.000% due 07/01/2025 - 11/01/2028	817	860
4.500% due 04/01/2023 - 06/01/2042	1,632	1,768
5.500% due 03/01/2022 - 12/01/2039	1,005	1,127
6.000% due 05/01/2035 - 05/01/2041	313	357
6.500% due 09/01/2034	3	3
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052	400	420
4.000% due 01/01/2037	1,000	1,050
4.500% due 01/01/2037 - 01/01/2052	28,200	30,181

Total U.S. Government Agencies (Cost $71,358)		72,902

U.S. TREASURY OBLIGATIONS 26.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	16,300	14,860
1.625% due 11/15/2050	700	652
3.000% due 08/15/2048	628	769
3.000% due 02/15/2049	22,987	28,270
4.625% due 02/15/2040	8,790	12,628
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043	860	1,071
0.750% due 02/15/2045	1,762	2,272
1.000% due 02/15/2046 (l)	5,243	7,177
1.000% due 02/15/2048	7,489	10,521
1.375% due 02/15/2044	6,620	9,461

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury Notes
0.375% due 12/31/2025 (l)	2,800	2,715
0.375% due 01/31/2026	7,200	6,967
0.500% due 02/28/2026	11,800	11,467
1.500% due 10/31/2024 (l)	1,741	1,769
1.625% due 02/15/2026 (l)	3,700	3,764
1.750% due 12/31/2024 (l)(n)	10,300	10,537
2.000% due 07/31/2022 (l)	27,603	27,887
2.000% due 11/15/2026	8,600	8,903
2.375% due 08/15/2024 (l)	18,300	19,003
2.375% due 05/15/2029	22,100	23,560
2.625% due 12/31/2025	14,245	15,064
2.625% due 02/15/2029	173,300	187,387
2.750% due 02/15/2024 (l)	9,000	9,375
2.875% due 05/15/2028	645	703
3.000% due 09/30/2025	35,731	38,176
3.000% due 10/31/2025	14,531	15,543

Total U.S. Treasury Obligations (Cost $439,750)		470,501

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust
2.574% due 09/25/2035 ^~	2	1
2.664% due 01/25/2036 ^~	133	117
American Home Mortgage Investment Trust
2.246% due 02/25/2045 •	5	5
6.500% due 03/25/2047 þ	37	33
APS Resecuritization Trust 0.376% due 08/28/2054 ~	5,166	5,049
AREIT Trust 1.930% due 07/17/2026 •	1,500	1,502
Banc of America Funding Trust
0.484% due 12/20/2046 ^•	113	113
0.524% due 04/20/2047 ^•	5	5
0.664% due 06/20/2047 •	299	277
2.496% due 09/20/2034 ~	1	1
6.412% due 10/25/2036 ^þ	2,275	2,232
Bear Stearns Adjustable Rate Mortgage Trust
2.122% due 04/25/2033 ~	2	2
2.396% due 08/25/2033 ~	4	4
2.485% due 01/25/2034 ~	192	198
2.568% due 01/25/2033 ~	45	47
2.846% due 02/25/2034 ~	1	1
3.177% due 07/25/2034 ~	7	7
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •	112	109
0.602% due 01/25/2036 ^•	8	9
2.603% due 05/25/2035 ~	3	3
2.868% due 09/25/2035 ^~	29	22
Bear Stearns Structured Products, Inc. Trust 2.697% due 01/26/2036 ^~	112	94
BellaVista Mortgage Trust 0.704% due 01/22/2045 •	997	968
Chase Mortgage Finance Trust 2.460% due 02/25/2037 ~	242	250
ChaseFlex Trust 0.402% due 07/25/2037 •	465	436
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.352% due 01/25/2036 •	165	160
0.352% due 06/25/2036 •	256	269
0.402% due 08/25/2035 •	870	870
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	12	12
2.470% due 10/25/2035 •	10	11
Countrywide Alternative Loan Resecuritization Trust 6.000% due 11/25/2034	60	61
Countrywide Alternative Loan Trust
0.462% due 05/25/2047 •	149	143
0.482% due 09/25/2046 ^•	494	487
0.502% due 08/25/2037 •	14	10
0.602% due 05/25/2035 ^•	3,860	3,273
0.662% due 02/25/2037 •	839	737
0.677% due 11/25/2035 •	292	262
0.744% due 12/20/2035 •	57	54
1.082% due 12/25/2035 •	8	7
1.642% due 08/25/2035 •	1,731	1,676
3.043% due 05/25/2036 ~	295	249
5.500% due 11/25/2035	6	5
6.000% due 06/25/2047 ^	3,605	2,601
6.250% due 08/25/2036	155	123
Countrywide Home Loan Mortgage Pass-Through Trust
0.762% due 02/25/2035 •	2	2
0.902% due 09/25/2034 •	69	68
1.985% due 02/20/2036 ^•	13	11
3.008% due 08/25/2034 ~	1	1

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		4,254	4,212
2.688% due 03/25/2059 ~		1,039	1,042
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.762% due 02/25/2036 •		1,336	1,372
0.853% due 10/25/2047 •		248	233
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •	GBP	24	32
First Horizon Alternative Mortgage Securities Trust 2.854% due 08/25/2035 ^~		$136	129
First Horizon Mortgage Pass-Through Trust 2.773% due 08/25/2035 ~		48	38
Frost CMBS DAC 1.150% due 11/22/2026 •	EUR	1,700	1,937
FWD Securitization Trust 2.240% due 01/25/2050 ~		$110	111
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~		31	31
GSR Mortgage Loan Trust
2.629% due 11/25/2035 ~		35	35
2.851% due 09/25/2035 ~		70	72
6.000% due 05/25/2037 ^		256	218
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •		62	58
0.324% due 07/19/2047 •		261	255
0.604% due 01/19/2036 •		421	293
0.644% due 03/19/2035 •		1,093	1,099
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	6,706	9,105
IndyMac INDX Mortgage Loan Trust
0.502% due 11/25/2046 •		$10,285	10,377
0.742% due 07/25/2045 •		5	4
3.013% due 01/25/2036 ^~		121	121
JP Morgan Mortgage Trust
2.976% due 04/25/2037 ~		5	5
5.750% due 01/25/2036 ^		11	7
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		2,541	2,528
2.250% due 07/25/2067 þ		1,770	1,766
Lehman XS Trust 0.352% due 08/25/2037 •		94	92
MASTR Adjustable Rate Mortgages Trust
0.882% due 12/25/2046 •		5,367	5,039
2.348% due 10/25/2033 ~		62	52
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.550% due 12/15/2030 •		135	133
Merrill Lynch Alternative Note Asset Trust 0.502% due 03/25/2037 •		500	176
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •		73	72
0.602% due 11/25/2035 •		21	21
1.926% due 05/25/2033 ~		5	6
Morgan Stanley Capital Trust 1.559% due 12/15/2023 •		3,500	3,500
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,033	3,093
3.500% due 10/25/2059 ~		63	65
PHH Alternative Mortgage Trust 0.422% due 02/25/2037 •		217	168
PRET LLC 1.843% due 09/25/2051 þ		5,147	5,057
Residential Accredit Loans, Inc. Trust
0.272% due 01/25/2037 •		221	210
0.472% due 08/25/2036 •		874	850
3.955% due 12/25/2035 ^~		320	302
Residential Asset Securitization Trust
6.000% due 09/25/2036		922	452
6.000% due 05/25/2037 ^		362	283
6.250% due 07/25/2036 ^		390	385
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	15,829	21,446
Sequoia Mortgage Trust
0.504% due 07/20/2036 •		$198	185
0.524% due 06/20/2036 •		236	229
0.658% due 03/20/2035 •		1	1
Structured Adjustable Rate Mortgage Loan Trust
0.422% due 10/25/2035 •		1,808	1,806
1.482% due 01/25/2035 ^•		106	100
2.789% due 09/25/2035 ~		43	41
2.792% due 08/25/2035 ~		66	64
2.944% due 01/25/2035 ~		56	57
3.594% due 11/25/2035 ^~		73	70
Structured Asset Mortgage Investments Trust
0.604% due 07/19/2035 •		36	35
0.662% due 02/25/2036 ^•		73	70
0.804% due 02/19/2035 •		2	2

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

3.046% due 05/25/2047 ^~		2,503	2,237
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	794	1,077
Towd Point Mortgage Funding 0.950% due 07/20/2045 •		609	825
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		2,954	4,030
Wachovia Mortgage Loan Trust LLC 2.238% due 05/20/2036 ^~		$61	63
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •		2,983	3,056
0.682% due 10/25/2045 •		16	16
0.742% due 01/25/2045 •		97	97
0.892% due 07/25/2047 •		42	38
0.962% due 10/25/2046 ^•		460	444
1.072% due 06/25/2046 •		3,705	3,636
1.082% due 02/25/2046 •		281	285
1.282% due 11/25/2042 •		19	19
1.475% due 02/27/2034 •		42	43
1.725% due 08/25/2046 •		5,014	4,928
1.725% due 10/25/2046 •		67	65
1.725% due 12/25/2046 •		383	374
2.587% due 01/25/2037 ^~		562	564
2.698% due 06/25/2037 ^~		1,511	1,478
2.704% due 12/25/2036 ^~		166	164
Washington Mutual Mortgage Pass-Through Certificates Trust
0.832% due 02/25/2047 ^•		199	184
6.000% due 07/25/2036		1,481	1,371
Wells Fargo Alternative Loan Trust
2.598% due 07/25/2037 ^~		2,629	2,430
6.250% due 07/25/2037 ^		154	154
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		490	504

Total Non-Agency Mortgage-Backed Securities (Cost $119,040)			129,801

ASSET-BACKED SECURITIES 15.3%
ACE Securities Corp. Home Equity Loan Trust
0.717% due 12/25/2035 •		4,500	4,448
1.902% due 10/25/2032 •		1	1
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	2,400	2,731
Ares European CLO 0.660% due 10/15/2030 •		4,500	5,118
Argent Securities Trust 0.212% due 09/25/2036 •		$85	37
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.922% due 02/25/2034 •		903	887
1.182% due 01/25/2034 •		142	142
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	6,100	6,932
Asset-Backed Funding Certificates Trust
0.322% due 01/25/2037 •		$2,860	2,003
1.152% due 03/25/2034 ^•		1,944	1,927
Asset-Backed Securities Corp. Home Equity Loan Trust
0.682% due 03/25/2036 •		11,443	10,717
1.062% due 07/25/2035 •		243	244
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	2,700	3,069
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$27	27
Bear Stearns Asset-Backed Securities Trust
0.422% due 08/25/2036 •		1,049	1,027
0.642% due 06/25/2036 •		2,059	2,059
1.122% due 10/25/2035 •		1,385	1,375
Benefit Street Partners CLO Ltd.
1.074% due 10/15/2030 •		2,000	1,998
1.624% due 10/15/2030 •		3,300	3,296
Black Diamond CLO DAC 0.980% due 05/15/2032 •	EUR	3,700	4,218
Blackrock European CLO DAC 0.620% due 10/15/2031 •		2,300	2,608
Cairn CLO DAC 0.780% due 10/15/2031 •		1,300	1,483
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		2,300	2,615
0.890% due 08/15/2032 •		2,900	3,297
Carrington Mortgage Loan Trust 0.362% due 02/25/2037 •		$455	447
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		1,657	1,666
Citigroup Mortgage Loan Trust
0.252% due 12/25/2036 •		389	198
0.423% due 09/25/2036 •		3,171	2,732
Citigroup Mortgage Loan Trust, Inc. 1.002% due 09/25/2035 ^•		4,687	4,674

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Countrywide Asset-Backed Certificates
0.242% due 07/25/2037 ^•		130	128
0.252% due 06/25/2047 ^•		44	44
0.302% due 06/25/2037 ^•		2,625	2,807
0.352% due 01/25/2046 ^•		9,463	9,309
0.352% due 06/25/2047 •		2,268	2,235
0.382% due 12/25/2046 •		1,389	1,348
0.392% due 10/25/2047 •		2,900	2,786
0.502% due 08/25/2036 •		68	67
0.622% due 12/25/2036 ^•		5,917	5,817
0.677% due 05/25/2036 •		1,749	1,738
0.702% due 06/25/2036 •		43	43
4.447% due 10/25/2046 ^~		1	1
Countrywide Asset-Backed Certificates Trust
0.252% due 03/25/2047 ^•		144	142
0.292% due 06/25/2047 •		12	12
1.217% due 12/25/2034 •		57	57
Credit Suisse Mortgage Capital Asset-Backed Trust 0.702% due 09/25/2037 •		867	865
Credit-Based Asset Servicing & Securitization Trust 0.162% due 11/25/2036 •		22	13
Fremont Home Loan Trust
0.162% due 01/25/2037 •		12	7
0.762% due 01/25/2036 •		69	69
Gallatin CLO Ltd. 1.737% due 07/15/2031 •		2,700	2,700
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		26	26
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	14,200	16,184
GSAA Home Equity Trust 0.342% due 06/25/2036 •		$73	21
GSAMP Trust
0.192% due 01/25/2037 •		2,532	1,849
0.232% due 12/25/2046 •		220	147
0.252% due 12/25/2046 •		35	23
0.332% due 01/25/2037 •		4,200	3,973
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,400	1,586
0.760% due 07/15/2031 •		5,800	6,580
1.040% due 07/15/2031		800	903
Home Equity Asset Trust 1.702% due 12/25/2034 •		$985	997
HSI Asset Securitization Corp. Trust 0.322% due 12/25/2036 •		989	380
JP Morgan Mortgage Acquisition Trust
0.402% due 03/25/2037 •		298	290
0.403% due 07/25/2036 •		72	42
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	2,300	2,607
0.650% due 04/15/2031 •		1,000	1,139
KKR CLO Ltd.
1.062% due 07/18/2030 •		$2,050	2,050
1.722% due 07/18/2030 •		3,700	3,700
Laurelin DAC 0.720% due 10/20/2031 •	EUR	3,700	4,209
LCM LP 1.716% due 07/19/2027 •		$3,100	3,100
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		68	68
3.750% due 04/25/2059 þ		169	170
Long Beach Mortgage Loan Trust
0.542% due 02/25/2036 •		195	194
0.662% due 10/25/2034 •		17	17
1.077% due 04/25/2035 •		152	153
M360 Ltd. 2.354% due 11/22/2038 •		2,700	2,699
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •	EUR	1,800	2,049
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		800	911
0.690% due 12/15/2031 •		3,600	4,087
MASTR Asset-Backed Securities Trust
0.262% due 10/25/2036 •		$350	231
0.582% due 03/25/2036 •		55	44
MF1 Ltd.
1.558% due 10/16/2036 •		4,600	4,589
1.858% due 10/16/2036 •		4,600	4,587
MFA Trust 2.363% due 03/25/2060 þ		772	769
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 01/25/2037 •		3,825	2,020
0.232% due 02/25/2037 •		1,129	1,067
0.242% due 08/25/2036 •		468	295
0.352% due 03/25/2037 •		2,968	1,707
1.032% due 11/25/2034 •		275	275

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

1.032% due 07/25/2035 •		240	240
Morgan Stanley Home Equity Loan Trust 0.272% due 04/25/2037 •		293	193
Morgan Stanley Mortgage Loan Trust
0.822% due 04/25/2037 •		40	16
5.965% due 09/25/2046 ^þ		775	387
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.432% due 10/25/2036 ^•		172	47
NovaStar Mortgage Funding Trust
0.232% due 03/25/2037 •		5,649	4,388
0.422% due 10/25/2036 •		246	201
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •	EUR	1,900	2,165
Oaktree CLO Ltd. 3.038% due 10/20/2032 •		$3,300	3,302
Ownit Mortgage Loan Trust 1.002% due 10/25/2036 ^•		37	38
OZLM Ltd.
1.564% due 07/20/2032 •		2,500	2,499
1.814% due 07/20/2032 •		1,500	1,497
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	5,400	6,159
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.077% due 07/25/2035 •		$3,200	3,125
1.827% due 02/25/2035 •		3,359	3,367
PRET LLC
1.744% due 07/25/2051 þ		2,308	2,290
2.487% due 07/25/2051 «þ		7,900	7,878
RAAC Trust 0.612% due 08/25/2036 •		12	12
Residential Asset Mortgage Products Trust
0.777% due 11/25/2035 •		256	255
1.167% due 05/25/2035 •		2,000	1,986
Residential Asset Securities Corp. Trust 0.732% due 10/25/2035 •		292	292
Securitized Asset-Backed Receivables LLC Trust
0.602% due 05/25/2036 •		9,038	6,218
0.682% due 11/25/2035 •		17	17
0.822% due 10/25/2035 •		304	297
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	3,050	3,474
SG Mortgage Securities Trust 0.462% due 02/25/2036 •		$9,457	6,282
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,847	3,918
Soundview Home Loan Trust
0.182% due 06/25/2037 •		68	58
0.302% due 06/25/2037 •		127	111
0.362% due 02/25/2037 •		153	57
0.567% due 02/25/2036 •		170	167
Specialty Underwriting & Residential Finance Trust 0.702% due 12/25/2036 •		1,330	1,312
Structured Asset Investment Loan Trust 0.822% due 06/25/2035 •		6,306	6,309
Structured Asset Securities Corp. Mortgage Loan Trust
0.262% due 03/25/2036 •		1,815	1,762
0.522% due 02/25/2037 •		2,294	2,268
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		1,550	1,549
Toro European CLO DAC
0.810% due 02/15/2034 •	EUR	4,200	4,782
0.920% due 01/12/2032 •		12,200	13,905
Towd Point Mortgage Trust 1.102% due 05/25/2058 •		$1,675	1,683
WaMu Asset-Backed Certificates WaMu Trust 0.342% due 05/25/2037 •		543	513

Total Asset-Backed Securities (Cost $264,986)			272,921

SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		2,282	769
1.000% due 07/09/2029		288	105
1.125% due 07/09/2035 þ		3,354	1,075
2.500% due 07/09/2041 þ		8,905	3,178
15.500% due 10/17/2026	ARS	3,616	7
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		5,447	27
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		7,584	38
Israel Government International Bond
0.750% due 07/31/2022	ILS	6,500	2,100
5.500% due 01/31/2022		9,200	2,971
Provincia de Buenos Aires 38.045% due 05/31/2022	ARS	7,130	35
Saudi Government International Bond
3.450% due 02/02/2061		$2,400	2,428

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

4.000% due 04/17/2025		1,700	1,835
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		650	826

Total Sovereign Issues (Cost $17,291)			15,629

		SHARES
COMMON STOCKS 0.7%
CONSUMER DISCRETIONARY 0.7%
Amazon.com, Inc. (c)		3,700	12,337

Total Common Stocks (Cost $12,581)			12,337

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Santander S.A. 6.750% due 04/25/2022 •(g)(h)		500,000	583
CaixaBank S.A. 6.750% due 06/13/2024 •(g)(h)		400,000	507
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(g)		1,436,000	1,443
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		780,500	1,226
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		1,300,000	1,398

Total Preferred Securities (Cost $4,751)			5,157

SHORT-TERM INSTRUMENTS 34.7%
REPURCHASE AGREEMENTS (i) 3.7%			65,418
		PRINCIPAL AMOUNT (000s

ISRAEL TREASURY BILLS 1.2%
(0.021)% due 02/28/2022 - 12/07/2022 (d)(e)	ILS	67,400	21,676

U.S. TREASURY BILLS 19.7%
0.053% due 01/13/2022 - 04/28/2022 (d)(e)(j)(l)(n)		$350,300	350,283

U.S. TREASURY CASH MANAGEMENT BILLS 10.1%
0.053% due 03/15/2022 - 03/22/2022 (d)(e)		180,000	179,978

Total Short-Term Instruments (Cost $617,001)			617,355

Total Investments in Securities (Cost $1,694,023)			1,746,874

		SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short Asset Portfolio		6,089,558	60,737
PIMCO Short-Term Floating NAV Portfolio III		4,474	44

Total Short-Term Instruments (Cost $61,098)			60,781

Total Investments in Affiliates (Cost $61,098)			60,781

Total Investments 101.6% (Cost $1,755,121)			$1,807,655
Financial Derivative Instruments (k)(m) 2.1%(Cost or Premiums, net $8,836)			38,418
Other Assets and Liabilities, net (3.7)%			(66,260)

Net Assets 100.0%			$1,779,813

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Payment in-kind security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.040%	12/31/2021	01/03/2022	$56,000	U.S. Treasury Inflation Protected Securities 0.250% due 01/15/2025			$(57,125)	$56,000	$56,000
FICC	0.000	12/31/2021	01/03/2022	9,418	U.S. Treasury Notes 1.250% due 03/31/2028			(9,606)	9,418	9,418

Total Repurchase Agreements								$(66,731)	$65,418	$65,418

SHORT SALES:
Description					Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA					2.000%	02/01/2052		$15,800	$(15,750)	$(15,717)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2052		19,900	(20,261)	(20,254)
Uniform Mortgage-Backed Security, TBA					5.000	01/01/2052		2,200	(2,411)	(2,398)

	Total U.S. Government Agencies								(38,422)	(38,369)

Sovereign Issues (0.6)%
Canada Government International Bond					2.750%	12/01/2048	CAD	10,500	(9,850)	(10,380)

Total Sovereign Issues									(9,850)	(10,380)

Total Short Sales (2.7)%									$(48,272)	$(48,749)

(j)								Securities with an aggregate market value of $311 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)								Includes accrued interest.
(2)								Payable for short sales includes $139 of accrued interest.
(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	655	$162,039	$(959)	$0	$0
U.S. Treasury 30-Year Bond March Futures	03/2022	167	26,793	31	94	0

$(928)	$94	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	655	$(160,950)	$510	$0	$(16)
Euro-Bund 10-Year Bond March Futures	03/2022	32	(6,243)	95	5	0
U.S. Treasury 2-Year Note March Futures	03/2022	1,740	(379,619)	215	0	(82)
U.S. Treasury 5-Year Note March Futures	03/2022	1,536	(185,820)	52	0	(108)
U.S. Treasury 10-Year Note March Futures	03/2022	707	(92,241)	(282)	0	(44)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	466	(91,860)	(265)	0	(728)
United Kingdom Long Gilt March Futures	03/2022	11	(1,860)	1	0	(6)

$326	$5	$(984)

Total Futures Contracts	$(602)	$99	$(984)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.618%	$1,100	$19	$0	$19	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	2,000	(14)	17	3	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	2,200	(9)	6	(3)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	1,900	21	10	31	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	5,200	1,035	(26)	1,009	7	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070%	EUR	3,000	679	(12)	667	6	0

$1,689	$(5)	$1,726	$14	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,300	$(121)	$(22)	$(143)	$1	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(4)	1	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	10,200	(363)	(45)	(408)	2	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	2,300	225	(12)	213	4	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	7,600	703	11	714	14	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	1,200	27	2	29	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	4,200	103	1	104	2	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	292,900	7,052	217	7,269	127	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	29,300	874	3	877	16	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	5,000	154	(5)	149	3	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	30,000	873	30	903	22	0

$9,523	$181	$9,104	$191	$0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	29,300	$(124)	$(678)	$(802)	$211	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		22,800	(50)	721	671	0	(583)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	1,606,000	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		1,606,000	(980)	189	(791)	0	(117)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$6,500	40	(22)	18	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		6,400	(123)	(12)	(135)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		5,300	110	(18)	92	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		3,900	(36)	(18)	(54)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	610,800	(582)	(483)	(1,065)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		123,300	0	(879)	(879)	0	(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	10,400	(164)	1,265	1,101	43	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		1,700	14	12	26	8	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$28,500	(332)	229	(103)	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		10,100	104	(78)	26	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	4,641	4,460	0	(13)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		269,700	0	(4,171)	(4,171)	0	(12)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		591,000	0	(10,156)	(10,156)	0	(46)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		135,200	0	(6,016)	(6,016)	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		104,500	156	(1,221)	(1,065)	18	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		712,300	(22,241)	21,624	(617)	46	(8)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		45,900	1,363	(1,856)	(493)	0	(3)
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		164,000	(529)	(4,495)	(5,024)	0	(6)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(85)	(3,032)	(3,117)	0	(52)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		140,000	3,022	(4,019)	(997)	73	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	(1,512)	(2,058)	0	(22)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		61,300	(3,632)	18	(3,614)	34	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	(1,404)	(585)	0	(7)
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		52,400	5,629	46	5,675	34	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		262,500	12,818	(18,450)	(5,632)	67	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		68,300	1,764	(3,293)	(1,529)	24	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		114,000	806	3,766	4,572	0	(45)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		57,800	0	1,140	1,140	0	(38)
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		96,000	0	2,933	2,933	0	(60)
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	02/15/2036		67,000	0	5,871	5,871	0	(66)
Receive	3-Month USD-LIBOR	1.031	Semi-Annual	02/15/2036		116,000	0	9,405	9,405	0	(116)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045		20,400	0	(3,776)	(3,776)	71	0
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045		14,100	0	(2,596)	(2,596)	49	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045		36,700	0	(6,341)	(6,341)	128	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		19,600	3,999	(1,725)	2,274	0	(77)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	31,100	597	(927)	(330)	0	(29)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		11,200	(465)	419	(46)	9	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	1,606,000	0	5	5	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028		24,100	(3)	(2,012)	(2,015)	310	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	0	(285)	(285)	53	0
Pay	UKRPI	3.595	Maturity	11/15/2028		2,000	33	(165)	(132)	25	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	0	(284)	(284)	54	0
Receive	UKRPI	3.397	Maturity	11/15/2030		800	0	141	141	0	(8)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,500	0	252	252	0	(14)
Receive	UKRPI	3.510	Maturity	11/15/2030		800	0	126	126	0	(8)
Receive	UKRPI	4.250	Maturity	11/15/2031		5,500	98	(84)	14	0	(51)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,400	0	(441)	(441)	11	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,100	0	(321)	(321)	9	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,500	0	(438)	(438)	12	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,300	0	(342)	(342)	11	0
Receive	UKRPI	3.000	Maturity	11/15/2050		600	0	292	292	0	(7)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,100	0	493	493	0	(14)
Receive	UKRPI	3.143	Maturity	11/15/2050		500	0	188	188	0	(7)

							$1,299	$(27,772)	$(26,473)	$1,309	$(1,413)

Total Swap Agreements							$12,553	$(27,596)	$(15,043)	$1,514	$(1,414)

(l)

Securities with an aggregate market value of $38,186 and cash of $3,580 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	TWD	44,417		$1,609	$6	$0
	01/2022		$32,997	CNH	211,554	248	0
	02/2022	EUR	3,919		$4,441	0	(24)
BPS	01/2022	GBP	33,207		43,971	0	(977)
	01/2022		$9,114	CAD	11,564	28	0
	01/2022		1,119	GBP	842	21	0
	01/2022		3	IDR	45,687	0	0
	01/2022		247	RUB	18,127	0	(6)
	02/2022	EUR	1,408		$1,589	0	(15)
	05/2022		$807	ZAR	12,757	0	(21)
	08/2022		3,249		51,875	0	(91)
	11/2022		293		4,700	0	(10)
BRC	01/2022	TRY	2,498		$178	0	(9)
	01/2022		$7,960	TWD	220,925	16	0
CBK	02/2022	ILS	5,199		$1,588	0	(85)
	02/2022		$105	ZAR	1,702	1	0
	05/2022	ZAR	12,757		$815	29	0
	06/2022	ILS	8,999		2,778	0	(124)
	08/2022		6,594		1,995	0	(135)
	11/2022		12,007		3,848	0	(42)
	12/2022		41,208		13,263	5	(108)
DUB	01/2022	CNH	91,999		14,384	0	(74)
	02/2022		$10	RUB	747	0	0
GLM	01/2022	RUB	178,795		$2,435	56	0
	01/2022		$1,839	RUB	133,799	0	(59)
	02/2022	EUR	3,314		$3,749	0	(27)
	02/2022		$4,292	EUR	3,788	24	0
	03/2022		589	MXN	12,248	1	0
	11/2022	ZAR	2,236		$139	5	0
HUS	01/2022	CNH	41,237		6,410	0	(71)
	01/2022	ILS	9,709		2,961	0	(162)
	01/2022	TWD	560,100		20,168	0	(52)
	01/2022		$3,219	GBP	2,413	47	0
	01/2022		13	IDR	196,366	0	0
	02/2022	EUR	106,193		$121,889	882	0
	03/2022	SGD	12		9	0	0
JPM	01/2022	CNH	57,948		9,045	0	(61)
	02/2022	EUR	1,805		2,037	0	(19)
	03/2022	HKD	3,841		493	0	0
	03/2022	SGD	4		3	0	0
MYI	01/2022	BRL	18,899		3,387	0	(6)
	01/2022		$3,310	BRL	18,899	83	0
	01/2022		1	TWD	28	0	0
	02/2022	BRL	18,899		$3,288	0	(82)
RBC	01/2022	CAD	12,284		9,660	0	(51)
	08/2022	ZAR	51,875		3,298	140	0
SCX	01/2022	CNH	22,675		3,527	0	(36)
	01/2022	JPY	50,103		442	6	0
	01/2022		$11	CNH	73	0	0
	01/2022		6,054	TWD	168,175	18	0
	02/2022	GBP	33,207		$44,974	30	0
	02/2022	JPY	50,108		435	0	(1)
SSB	01/2022	BRL	18,899		3,362	0	(31)
TOR	01/2022		$8,074	MXN	166,500	35	0
	03/2022	MXN	177,478		$8,376	0	(180)
UAG	01/2022		$407	RUB	29,535	0	(14)
	01/2022		7,768	TWD	215,541	13	0

Total Forward Foreign Currency Contracts						$1,694	$(2,573)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	120,100	$1,153	$912

Total Purchased Options	$1,153	$912

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	1,900	$(9)	$(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	2,100	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,200	(8)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	1,600	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	2,700	(4)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	2,400	(3)	(2)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	8,800	(10)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	3,200	(4)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,300	(8)	(4)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,400	(7)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	1,750	(10)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	1,750	(14)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	2,800	(16)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	1,800	(8)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	3,500	(5)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	1,500	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	7,100	(7)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	7,800	(10)	(3)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	6,100	(7)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	3,500	(4)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	1,700	(8)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	3,400	(4)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	5,800	(6)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	6,900	(7)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	2,400	(3)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	4,600	(5)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,100	(5)	(2)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	2,900	(4)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	2,900	(4)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	6,400	(8)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	5,300	(7)	(2)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	8,000	(10)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	2,900	(4)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	2,900	(6)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	4,800	(7)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	2,600	(3)	(2)

$(231)	$(51)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	240,300	$(1,153)	$(749)

Total Written Options	$(1,384)	$(800)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$14,324	$(3,486)	$3,631	$145	$0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERAUSLT Index	170,804	0.354% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	$79,790	$0	$(24)	$0	$(24)
FAR	Receive	ERAUSLT Index	220,384	0.411% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/09/2022	87,300	0	15,328	15,328	0
HUS	Receive	ERAUSLT Index	622,248	0.530% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/16/2022	284,784	0	5,031	5,031	0
JPM	Receive	ERAUSLT Index	145,911	0.410% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/08/2022	62,365	0	5,637	5,637	0
	Receive	ERAUSLT Index	344,717	0.444% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/06/2022	161,210	0	(241)	0	(241)
	Receive	ERAUSLT Index	543,766	0.424% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	254,015	0	(90)	0	(90)
	Receive	ERAUSLT Index	636,770	0.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/11/2023	294,570	0	2,088	2,088	0
UAG	Receive	ERAUSLT Index	762,503	0.429% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/01/2022	348,136	0	7,989	7,989	0
	Receive	ERAUSLT Index	367,221	0.409% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	167,662	0	3,849	3,849	0

								$0	$39,567	$39,922	$(355)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	3,700	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$12,581	$0	$258	$258	$0

Total Swap Agreements								$(3,486)	$43,456	$40,325	$(355)

(n)

Securities with an aggregate market value of $1,158 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$99,922	$0	$99,922
Industrials	0	41,120	0	41,120
Utilities	0	8,223	0	8,223
Municipal Bonds & Notes
California	0	820	0	820
Illinois	0	186	0	186
U.S. Government Agencies	0	72,902	0	72,902
U.S. Treasury Obligations	0	470,501	0	470,501
Non-Agency Mortgage-Backed Securities	0	129,801	0	129,801
Asset-Backed Securities	0	265,043	7,878	272,921
Sovereign Issues	0	15,629	0	15,629
Common Stocks
Consumer Discretionary	12,337	0	0	12,337
Preferred Securities
Banking & Finance	0	5,157	0	5,157
Short-Term Instruments
Repurchase Agreements	0	65,418	0	65,418
Israel Treasury Bills	0	21,676	0	21,676
U.S. Treasury Bills	0	350,283	0	350,283
U.S. Treasury Cash Management Bills	0	179,978	0	179,978

	$12,337	$1,726,659	$7,878	$1,746,874
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$60,781	$0	$0	$60,781

Total Investments	$73,118	$1,726,659	$7,878	$1,807,655

Short Sales, at Value - Liabilities
Sovereign Issues	0	(10,380)	0	(10,380)
U.S. Government Agencies	0	(38,369)	0	(38,369)

	$0	$(48,749)	$0	$(48,749)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	1,608	0	1,613
Over the counter	0	42,931	0	42,931

	$5	$44,539	$0	$44,544
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(2,392)	0	(2,398)
Over the counter	0	(3,728)	0	(3,728)

	$(6)	$(6,120)	$0	$(6,126)

Total Financial Derivative Instruments	$(1)	$38,419	$0	$38,418

Totals	$73,117	$1,716,329	$7,878	$1,797,324

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO RAE PLUS International Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.4% ¤
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	$101	$100
GSPA Monetization Trust 6.422% due 10/09/2029	44	46

		146

INDUSTRIALS 0.7%
DAE Funding LLC 1.625% due 02/15/2024	1,000	983

Total Corporate Bonds & Notes (Cost $1,145)		1,129

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5	6

Total Municipal Bonds & Notes (Cost $5)		6

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.000% due 08/25/2039 (b)(d)	394	358
0.432% due 04/25/2037 •	4	4
0.452% due 07/25/2037 •	8	8
0.622% due 10/25/2040 •	25	25
2.251% due 01/25/2031 ~(a)	466	61
5.948% due 03/25/2037 •(a)	213	37
5.998% due 04/25/2037 •(a)	611	109
6.048% due 11/25/2039 •(a)	108	18
6.278% due 03/25/2037 •(a)	269	46
6.298% due 05/25/2037 •(a)	624	98
6.688% due 04/25/2037 •(a)	1,234	232
7.098% due 02/25/2037 •(a)	120	25
7.548% due 07/25/2033 •(a)	64	12
9.947% due 11/25/2040 •	3	4
Freddie Mac
0.410% due 05/15/2037 •	8	8
5.000% due 04/15/2041	304	334
5.500% due 03/15/2034	146	164
6.460% due 09/15/2036 •(a)	219	36
10.641% due 02/15/2040 •	132	154
12.871% due 02/15/2041 •	3	4
14.252% due 09/15/2041 •	468	647
Ginnie Mae 0.449% due 08/20/2047 •	176	175
Small Business Administration
5.490% due 03/01/2028	17	18
6.020% due 08/01/2028	136	148
Uniform Mortgage-Backed Security, TBA 3.500% due 03/01/2052	100	105

Total U.S. Government Agencies (Cost $2,757)		2,830

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.2%
Adjustable Rate Mortgage Trust 2.664% due 01/25/2036 ^~	960	839
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	261	255
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •	21	22
Banc of America Funding Trust
2.929% due 06/20/2037 ^~	35	34
2.959% due 09/20/2046 ^~	990	949
6.000% due 08/25/2036 ^	28	29
Banc of America Mortgage Trust
2.559% due 02/25/2034 ~	15	15
2.567% due 01/25/2035 ~	15	15

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

2.800% due 06/25/2034 ~	22	23
3.450% due 05/25/2033 ~	21	23
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 02/25/2036 •	8	8
2.504% due 08/25/2033 ~	30	30
3.222% due 02/25/2036 ^~	194	193
Bear Stearns ALT-A Trust 0.422% due 01/25/2047 ^•	145	137
Chase Mortgage Finance Trust
2.780% due 09/25/2036 ^~	268	250
2.982% due 01/25/2036 ^~	23	23
ChaseFlex Trust 0.402% due 07/25/2037 •	1,882	1,765
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.332% due 05/25/2036 •	385	368
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •	38	38
2.480% due 10/25/2035 ^•	51	54
3.153% due 09/25/2037 ^~	28	28
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	45	47
CitiMortgage Alternative Loan Trust
0.702% due 04/25/2037 •	336	283
6.000% due 06/25/2037 ^	228	237
Countrywide Alternative Loan Trust
0.314% due 09/20/2046 •	60	50
0.622% due 12/25/2035 •	21	20
0.702% due 08/25/2035 •	926	897
0.703% due 11/20/2035 •	175	169
1.482% due 08/25/2035 •	73	71
1.562% due 01/25/2036 •	284	287
5.500% due 06/25/2025	447	431
5.500% due 11/25/2035 ^	138	107
5.750% due 03/25/2037	315	233
6.000% due 12/25/2035 ^	554	517
6.000% due 05/25/2036 ^	77	51
6.000% due 08/25/2036 ^•	162	127
6.250% due 08/25/2036	1,150	915
7.000% due 10/25/2037	168	84
Countrywide Home Loan Mortgage Pass-Through Trust
0.702% due 05/25/2035 •	166	139
0.762% due 02/25/2035 •	14	13
2.399% due 10/20/2034 ~	42	42
5.750% due 05/25/2037 ^	15	11
6.000% due 01/25/2037 ^	368	256
6.000% due 02/25/2037 ^	389	269
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •	120	116
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^	34	31
Credit Suisse Mortgage Capital Trust 3.840% due 06/25/2050 ~	1,075	991
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.482% due 02/25/2037 ^•	1,152	1,134
0.602% due 02/25/2035 •	75	75
First Horizon Alternative Mortgage Securities Trust
2.302% due 12/25/2035 ~	119	109
2.523% due 06/25/2036 ^~	811	734
GSR Mortgage Loan Trust
1.790% due 04/25/2032 •	22	20
2.438% due 12/25/2034 ~	17	17
2.629% due 11/25/2035 ~	71	71
2.718% due 09/25/2035 ~	66	66
2.813% due 11/25/2035 ~	16	17
3.022% due 07/25/2035 ~	14	14
5.500% due 01/25/2037	58	69
HarborView Mortgage Loan Trust 2.082% due 10/19/2035 •	1,150	798
Impac CMB Trust 0.742% due 03/25/2035 •	263	259
Impac Secured Assets Trust 2.768% due 07/25/2035 ~	83	79
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •	226	213
0.502% due 11/25/2046 •	1,206	1,216
0.582% due 07/25/2035 •	377	368
2.712% due 05/25/2035 ~	815	688
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~	104	109
2.598% due 07/25/2035 ~	217	217
2.628% due 06/25/2035 ~	8	8
2.695% due 07/25/2035 ~	8	8
2.889% due 07/27/2037 ~	159	157
5.750% due 01/25/2036 ^	21	14
Lehman Mortgage Trust 0.752% due 11/25/2036 •	286	146

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

Lehman XS Trust 0.552% due 08/25/2046 •	662	675
MASTR Adjustable Rate Mortgages Trust 2.732% due 11/21/2034 ~	28	28
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	211	177
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.970% due 08/15/2032 •	81	79
Merrill Lynch Alternative Note Asset Trust
0.322% due 03/25/2037 •	482	172
0.502% due 03/25/2037 •	3,636	1,285
6.000% due 03/25/2037	83	47
Merrill Lynch Mortgage Investors Trust
1.746% (US0006M + 1.500%) due 02/25/2033 ~	45	45
1.915% due 04/25/2035 ~	21	20
1.960% due 02/25/2036 ~	3	3
2.987% due 05/25/2036 ~	173	166
Morgan Stanley Mortgage Loan Trust
1.976% due 06/25/2036 ~	8	8
6.000% due 08/25/2036	132	83
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	132	96
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	47	31
NovaStar Mortgage Funding Trust 0.430% due 09/25/2046 •	1,045	428
Prime Mortgage Trust 6.000% due 06/25/2036 ^	61	60
RBSSP Resecuritization Trust
0.592% due 02/26/2037 •	97	98
0.592% due 04/26/2037 •	6	6
Residential Accredit Loans, Inc. Trust
0.602% due 08/25/2037 •	43	41
6.000% due 01/25/2037 ^	63	61
6.000% due 03/25/2037	161	158
Residential Funding Mortgage Securities, Inc. Trust 3.330% due 04/25/2037 ~	317	290
Sequoia Mortgage Trust
0.666% due 05/20/2034 •	38	38
2.834% due 09/20/2046 ^~	172	134
Structured Adjustable Rate Mortgage Loan Trust
2.659% due 08/25/2035 ~	60	46
2.944% due 01/25/2035 ~	99	100
Structured Asset Mortgage Investments Trust 0.522% due 04/25/2036 •	83	80
SunTrust Adjustable Rate Mortgage Loan Trust 2.380% due 01/25/2037 ^~	189	164
Thornburg Mortgage Securities Trust
1.445% due 03/25/2044 ~	100	101
1.811% due 06/25/2047 ^•	401	399
1.811% due 06/25/2047 •	18	17
1.879% due 12/25/2044 ~	154	154
2.111% due 09/25/2037 ~	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •	32	32
0.894% due 12/25/2046 •	54	52
1.082% due 02/25/2046 •	101	102
1.725% due 08/25/2046 •	161	159
2.536% due 08/25/2035 ~	72	75
2.561% due 06/25/2033 ~	96	95
2.698% due 06/25/2037 ^~	79	77
2.729% due 01/25/2035 ~	86	88
2.833% due 10/25/2035 ~	37	37
2.846% due 12/25/2035 ~	338	345
2.878% due 06/25/2037 ^~	221	217
Washington Mutual Mortgage Pass-Through Certificates Trust
0.262% due 09/25/2036 •	767	254
0.602% due 02/25/2036 •	867	756
0.832% due 02/25/2047 ^•	1,347	1,246
1.022% due 04/25/2046 •	110	104
Wells Fargo Mortgage-Backed Securities Trust 2.887% due 09/25/2036 ^~	9	9

Total Non-Agency Mortgage-Backed Securities (Cost $25,114)		27,037

ASSET-BACKED SECURITIES 15.7%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •	1,566	1,566
Asset-Backed Securities Corp. Home Equity Loan Trust 0.912% due 06/25/2034 •	1,442	1,421
Bear Stearns Asset-Backed Securities Trust
1.152% due 08/25/2037 •	992	964
2.691% due 07/25/2036 ~	59	59
Chase Funding Trust 0.742% due 08/25/2032 •	39	38

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust
0.292% due 05/25/2037 •		1,271	1,035
0.402% due 10/25/2036 •		378	276
7.250% due 05/25/2036 þ		167	114
Countrywide Asset-Backed Certificates
0.322% due 09/25/2037 ^•		626	647
0.502% due 02/25/2037 •		403	388
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •		583	577
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		3,058	978
EMC Mortgage Loan Trust 1.402% due 02/25/2041 •		14	14
Encore Credit Receivables Trust 0.837% due 09/25/2035 •		98	98
First Franklin Mortgage Loan Trust
0.262% due 11/25/2036 •		410	407
0.412% due 09/25/2036 •		220	213
0.822% due 11/25/2035 •		935	919
Fremont Home Loan Trust
0.242% due 11/25/2036 •		543	382
0.252% due 10/25/2036 •		1,685	973
0.837% due 01/25/2035 •		437	436
0.837% due 07/25/2035 •		35	35
GSAA Home Equity Trust
0.202% due 05/25/2037 •		682	297
0.242% due 03/25/2036 •		327	145
0.742% due 04/25/2047 •		668	384
2.927% due 03/25/2036 ~		687	274
6.795% due 06/25/2036 þ		555	208
GSAMP Trust
0.202% due 12/25/2046 •		239	155
0.232% due 12/25/2046 •		1,311	877
0.332% due 01/25/2037 •		605	572
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		529	461
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		494	492
Morgan Stanley ABS Capital, Inc. Trust
0.212% due 03/25/2037 •		2,160	1,222
1.017% due 03/25/2035 •		377	377
Morgan Stanley Dean Witter Capital, Inc. Trust 1.082% due 02/25/2033 •		254	253
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		388	137
Option One Mortgage Loan Trust
0.242% due 03/25/2037 •		417	317
0.882% due 02/25/2035 •		877	874
Renaissance Home Equity Loan Trust 1.202% due 09/25/2037 •		371	202
Residential Asset Securities Corp. Trust 0.682% due 06/25/2033 •		126	119
Securitized Asset-Backed Receivables LLC Trust
0.582% due 07/25/2036 •		833	481
1.062% due 01/25/2036 ^•		654	609
Soundview Home Loan Trust 1.403% due 10/25/2037 •		778	722
Specialty Underwriting & Residential Finance Trust
0.402% due 06/25/2037 •		141	103
0.702% due 12/25/2036 •		886	873
Structured Asset Investment Loan Trust 3.252% due 08/25/2033 •		420	444

Total Asset-Backed Securities (Cost $20,509)			22,138

SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		547	175
1.125% due 07/09/2035 þ		358	110
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,789	9

Total Sovereign Issues (Cost $404)			294

SHORT-TERM INSTRUMENTS 64.5%
REPURCHASE AGREEMENTS (f) 1.7%			2,421

ARGENTINA TREASURY BILLS 0.2%
42.739% due 04/29/2022 (d)(e)		66,147	291

U.S. TREASURY BILLS 62.6%
0.055% due 02/08/2022 - 03/10/2022 (c)(d)(h)(j)		$88,343	88,346

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $91,050)		91,058

Total Investments in Securities (Cost $140,984)		144,492

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	430,137	4,180

Total Short-Term Instruments (Cost $4,239)		4,180

Total Investments in Affiliates (Cost $4,239)		4,180

Total Investments 105.4% (Cost $145,223)		$148,672
Financial Derivative Instruments (g)(i) (5.5)%(Cost or Premiums, net $(699))		(8,124)
Other Assets and Liabilities, net (0.4)%		532

Net Assets 100.0%		$141,080

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$2,421	U.S. Treasury Notes 1.250% due 03/31/2028	$(2,470)	$2,421	$2,421

Total Repurchase Agreements	$(2,470)	$2,421	$2,421

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$1,200	$(1,196)	$(1,194)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	1,600	(1,629)	(1,628)

Total U.S. Government Agencies	(2,825)	(2,822)

Sovereign Issues (2.2)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,200	(3,002)	(3,164)

Total Short Sales (4.2)%	$(5,827)	$(5,986)

(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(10,989) at a weighted average interest rate of (0.136%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $42 of accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	56	13,854	$(82)	$0	$0
Euro-Bund 10-Year Bond March Futures	03/2022	12	2,341	(36)	0	(2)
U.S. Treasury 2-Year Note March Futures	03/2022	74	16,145	(36)	3	0
U.S. Treasury 10-Year Note March Futures	03/2022	91	11,873	112	6	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	13	2,563	(63)	20	0

$(105)	$29	$(2)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	56	(13,761)	$44	$0	$(1)
Mini MSCI EAFE Index March Futures	03/2022	38	(4,411)	(93)	3	0
U.S. Treasury 5-Year Note March Futures	03/2022	137	(16,574)	10	0	(10)
U.S. Treasury 30-Year Bond March Futures	03/2022	62	(9,947)	(12)	0	(35)
United Kingdom Long Gilt March Futures	03/2022	4	(676)	0	0	(2)

$(51)	$3	$(48)

Total Futures Contracts	$(156)	$32	$(50)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.618%	$700	$12	$0	$12	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	300	(2)	2	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	700	8	3	11	0	0

$18	$5	$23	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-37 5-Year Index	(1.000)%	Quarterly	12/20/2026	$43,700	$(960)	$(124)	$(1,084)	$0	$(19)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Europe Main 36 5-Year Index	1.000%	Quarterly	12/20/2026	EUR	7,100	$221	$(7)	$214	$5	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	2,600	$(7)	$(64)	$(71)	$19	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	1,900	(33)	89	56	0	(49)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	142,000	0	0	0	0	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	142,000	(89)	19	(70)	0	(10)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$500	3	(2)	1	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	500	(9)	(2)	(11)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	400	8	(1)	7	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	300	(3)	(1)	(4)	0	0
Pay(6)	1-Year BRL-CDI	6.572	Maturity	01/02/2023	BRL	12,600	0	(90)	(90)	0	0
Pay(6)	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	3,500	212	158	370	15	0
Pay	3-Month CNY-CNREPOFIX	0.000	Quarterly	03/17/2026	CNY	22,800	0	53	53	2	(1)
Pay	3-Month CNY-CNREPOFIX	2.700	MISSING	03/17/2026	22,800	(39)	(13)	(52)	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.705	MISSING	03/17/2026	45,600	(40)	40	0	1	(1)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	$800	(2)	(19)	(21)	0	0
Pay(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029	3,100	333	3	336	2	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	2,900	54	(85)	(31)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052	1,000	(40)	36	(4)	1	0
Receive(6)	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	142,000	0	0	0	0	0
Receive(6)	CPURNSA	2.487	Maturity	12/07/2051	$1,200	0	33	33	0	(12)
Pay(6)	UKRPI	3.400	Maturity	01/15/2030	3,400	56	(520)	(464)	34	0
Receive(6)	UKRPI	3.397	Maturity	11/15/2030	800	0	141	141	0	(8)
Receive(6)	UKRPI	3.445	Maturity	11/15/2030	1,400	0	236	236	0	(13)
Receive(6)	UKRPI	3.510	Maturity	11/15/2030	700	0	110	110	0	(7)
Receive(6)	UKRPI	4.250	Maturity	11/15/2031	2,100	43	(38)	5	0	(20)
Pay(6)	UKRPI	3.217	Maturity	11/15/2040	1,400	0	(441)	(441)	11	0
Pay(6)	UKRPI	3.272	Maturity	11/15/2040	1,000	0	(292)	(292)	8	0
Pay(6)	UKRPI	3.273	Maturity	11/15/2040	1,400	0	(409)	(409)	12	0
Pay(6)	UKRPI	3.340	Maturity	11/15/2040	1,200	0	(316)	(316)	10	0
Receive(6)	UKRPI	3.000	Maturity	11/15/2050	600	0	292	292	0	(8)
Receive(6)	UKRPI	3.051	Maturity	11/15/2050	1,000	0	448	448	0	(13)
Receive(6)	UKRPI	3.143	Maturity	11/15/2050	500	0	188	188	0	(7)

$447	$(447)	$0	$115	$(152)

Total Swap Agreements	$(274)	$(573)	$(847)	$120	$(171)

(h)

Securities with an aggregate market value of $1,331 and cash of $1,007 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	CHF	251	$274	$0	$(2)
01/2022	JPY	71,100	629	11	0
01/2022	RUB	741	10	0	0
01/2022	TWD	8,572	311	1	0
01/2022	$6,998	CNH	44,869	53	0
01/2022	137	CNY	883	2	0
02/2022	CAD	4,478	$3,525	3	(18)
02/2022	ILS	317	102	0	0
02/2022	MXN	2,945	143	0	0
02/2022	SEK	675	74	0	0
02/2022	$214	CAD	271	0	0
02/2022	137	SEK	1,245	1	0
03/2022	MXN	1,498	$72	0	0
04/2022	$22,266	ILS	71,200	659	0
BPS	01/2022	AUD	346	$246	0	(6)
01/2022	EUR	1,383	1,566	0	(9)
01/2022	JPY	241,500	2,132	32	0
01/2022	$664	AUD	937	18	0
01/2022	3,695	EUR	3,274	33	0
01/2022	2,259	JPY	256,400	0	(30)
01/2022	50	RUB	3,653	0	(1)
02/2022	2,562	CAD	3,250	8	0
03/2022	HKD	27	$3	0	0
04/2022	DKK	460	70	0	0
04/2022	$112	DKK	740	1	0
05/2022	130	ZAR	2,060	0	(3)
08/2022	525	8,375	0	(15)
11/2022	82	1,309	0	(3)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

BRC	01/2022	678	TWD	18,823	1	0
02/2022	CAD	385	$300	0	(4)
CBK	01/2022	BRL	1,455	261	0	(1)
01/2022	EUR	741	840	0	(3)
01/2022	RUB	3,479	47	0	0
01/2022	$259	BRL	1,455	2	0
02/2022	BRL	2,519	$448	0	(1)
04/2022	ILS	71,200	21,745	0	(1,179)
04/2022	MXN	84,144	3,877	0	(155)
05/2022	ZAR	2,060	132	5	0
DUB	01/2022	CNH	44,648	6,981	0	(36)
01/2022	$54	RUB	4,057	0	0
02/2022	NOK	980	$107	0	(4)
FBF	01/2022	BRL	2,886	507	0	(11)
01/2022	$517	BRL	2,886	1	0
02/2022	504	2,886	11	0
GLM	01/2022	BRL	2,886	$510	0	(8)
01/2022	EUR	810	920	0	(3)
01/2022	RUB	54,874	747	17	0
01/2022	$517	BRL	2,886	1	0
01/2022	313	GBP	236	6	0
01/2022	726	JPY	82,100	0	(12)
01/2022	588	RUB	42,722	0	(20)
02/2022	NOK	565	$63	0	(1)
03/2022	$4,899	MXN	101,829	10	0
11/2022	ZAR	865	$54	2	0
HUS	01/2022	AUD	463	327	0	(10)
01/2022	CNH	261	41	0	(1)
01/2022	CNY	4,110	641	0	(5)
01/2022	GBP	1,007	1,340	0	(23)
01/2022	TWD	108,090	3,892	0	(10)
01/2022	$43	CNH	273	0	0
01/2022	1,270	GBP	955	23	0
01/2022	3,047	MXN	62,345	0	(10)
03/2022	HKD	819	$105	0	0
03/2022	RUB	356	5	0	0
JPM	01/2022	BRL	4,318	774	0	(2)
01/2022	CNH	326	51	0	0
01/2022	EUR	378	428	0	(2)
01/2022	$756	BRL	4,318	19	0
01/2022	96	CAD	122	0	0
01/2022	505	CNY	3,256	6	0
03/2022	HKD	596	$76	0	0
MYI	01/2022	$2,024	TWD	56,209	5	0
02/2022	NOK	570	$63	0	(2)
02/2022	$174	NOK	1,575	5	0
RBC	02/2022	355	CAD	450	1	0
08/2022	ZAR	8,375	$532	23	0
RYL	02/2022	MXN	841	40	0	(1)
02/2022	$109	SEK	990	0	0
03/2022	216	HKD	1,685	0	0
SCX	01/2022	AUD	63	$45	0	(1)
01/2022	CHF	357	389	0	(3)
01/2022	CNH	144	22	0	0
01/2022	JPY	57,468	506	7	0
01/2022	$175	CHF	161	2	0
01/2022	2	TWD	56	0	0
02/2022	JPY	57,475	$499	0	(1)
02/2022	$285	CAD	364	3	0
TOR	03/2022	MXN	75,616	$3,569	0	(77)
UAG	01/2022	$636	CHF	587	8	0
01/2022	128	RUB	9,270	0	(4)
01/2022	1,499	TWD	41,593	3	0

Total Forward Foreign Currency Contracts	$983	$(1,677)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	10,400	$100	$79

Total Purchased Options	$100	$79

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	2,800	$(3)	$(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	600	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	3,500	(4)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	600	(3)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	4,700	(27)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	1,400	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	500	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	3,400	(3)	(2)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	700	(4)	0
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	900	(4)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,300	(3)	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	500	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	2,700	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	3,400	(4)	0
JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	300	(2)	0

$(66)	$(7)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	20,200	$(97)	$(63)

Total Written Options	$(163)	$(70)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,472	$(362)	$377	$15	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERADXULT Index	4,026	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/02/2022	$8,849	$0	$(11)	$0	$(11)
MEI	Receive	ERADXULT Index	1,579	0.633% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/18/2022	3,457	0	(2)	0	(2)
Receive	ERADXULT Index	557	0.524% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	1,224	0	(1)	0	(1)
Receive	ERADXULT Index	749	0.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/02/2022	1,646	0	(2)	0	(2)
SOG	Receive	ERADXULT Index	2,531	0.552% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/23/2022	5,376	0	162	162	0
Receive	ERADXULT Index	56,801	0.545% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	131,981	0	(7,532)	0	(7,532)

$0	$(7,386)	$162	$(7,548)

Total Swap Agreements	$(362)	$(7,009)	$177	$(7,548)

(j)

Securities with an aggregate market value of $9,094 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$146	$0	$146
Industrials	0	983	0	983
Municipal Bonds & Notes
Illinois	0	6	0	6
U.S. Government Agencies	0	2,830	0	2,830
Non-Agency Mortgage-Backed Securities	0	27,037	0	27,037
Asset-Backed Securities	0	22,138	0	22,138
Sovereign Issues	0	294	0	294
Non-Agency Mortgage-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	2,421	0	2,421
Argentina Treasury Bills	0	291	0	291
U.S. Treasury Bills	0	88,346	0	88,346

	$0	$144,492	$0	$144,492
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,180	$0	$0	$4,180

Total Investments	$4,180	$144,492	$0	$148,672

Short Sales, at Value - Liabilities
Non-Agency Mortgage-Backed Securities	0	0	0	0
Sovereign Issues	0	(3,164)	0	(3,164)
U.S. Government Agencies	0	(2,822)	0	(2,822)

	$0	$(5,986)	$0	$(5,986)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	148	0	152
Over the counter	0	1,239	0	1,239

	$3	$1,387	$0	$1,390
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(217)	0	(221)
Over the counter	0	(9,295)	0	(9,295)

	$(4)	$(9,512)	$0	$(9,516)

Total Financial Derivative Instruments	$(1)	$(8,124)	$0	$(8,125)

Totals	$4,179	$130,381	$0	$134,560

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO RAE PLUS Small Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
CORPORATE BONDS & NOTES 3.5%
BANKING & FINANCE 1.7%
AIA Group Ltd. 3.375% due 04/07/2030		$200	$216
Aviation Capital Group LLC 4.375% due 01/30/2024		54	57
Barclays PLC 4.972% due 05/16/2029 •		200	228
Credit Suisse Group AG 6.250% due 12/18/2024 •(e)(f)		200	214
Deutsche Bank AG 1.750% due 01/17/2028	EUR	100	119
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$200	208
5.584% due 03/18/2024		200	216
HSBC Holdings PLC
4.000% due 03/09/2026 •(e)(f)		200	199
4.300% due 03/08/2026		200	219
4.950% due 03/31/2030		200	235
Lloyds Banking Group PLC
4.550% due 08/16/2028		200	228
4.947% due 06/27/2025 •(e)(f)	EUR	200	249
Nomura Holdings, Inc. 3.103% due 01/16/2030		$200	206
Raymond James Financial, Inc. 4.650% due 04/01/2030		82	95
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		253	272
UBS Group AG 5.750% due 02/19/2022 •(e)(f)	EUR	200	230
Weyerhaeuser Co. 4.000% due 04/15/2030		$82	92
WP Carey, Inc. 4.250% due 10/01/2026		245	268

			3,551

INDUSTRIALS 1.3%
Bacardi Ltd. 4.700% due 05/15/2028		200	226
BAT International Finance PLC 3.950% due 06/15/2025		261	277
Broadcom, Inc. 3.750% due 02/15/2051		100	105
Centene Corp. 4.625% due 12/15/2029		245	265
CVS Health Corp. 3.750% due 04/01/2030		82	90
CVS Pass-Through Trust 6.943% due 01/10/2030		160	190
DAE Funding LLC 1.625% due 02/15/2024		500	491
Expedia Group, Inc. 6.250% due 05/01/2025		100	113
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	210
InterContinental Hotels Group PLC 2.125% due 05/15/2027	EUR	100	121
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$17	21
5.200% due 07/15/2045		46	59
Oracle Corp.
3.600% due 04/01/2040		82	82
3.850% due 04/01/2060		82	81
Southern Co. 3.700% due 04/30/2030		82	89
T-Mobile USA, Inc.
2.250% due 02/15/2026		100	100
2.875% due 02/15/2031		200	198

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	164	174

		2,892

UTILITIES 0.5%
Edison International 5.750% due 06/15/2027	242	276
Exelon Corp. 4.050% due 04/15/2030	82	91
Southern California Edison Co. 3.700% due 08/01/2025	245	262
Sprint Corp. 7.125% due 06/15/2024	216	243
Verizon Communications, Inc. 3.550% due 03/22/2051	100	108

		980

Total Corporate Bonds & Notes (Cost $7,011)		7,423

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	88	100

Total Municipal Bonds & Notes (Cost $96)		100

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
0.442% due 09/25/2042 •	7	7
0.452% due 07/25/2037 •	12	12
0.482% due 07/25/2037 •	18	19
0.502% due 09/25/2035 •	43	43
0.512% due 09/25/2035 •	87	87
0.702% due 01/25/2051 •	31	31
0.822% due 06/25/2037 •	162	165
2.251% due 01/25/2031 ~(a)	478	62
5.748% due 03/25/2041 •(a)	834	134
6.598% due 03/25/2036 •(a)	360	57
26.152% due 12/25/2036 •	21	31
Freddie Mac
0.490% due 03/15/2037 •	156	158
0.810% due 08/15/2037 •	222	227
0.820% due 10/15/2037 •	38	39
0.830% due 05/15/2037 - 09/15/2037 •	258	264
5.000% due 04/15/2041	325	377
5.500% due 03/15/2034	106	120
6.360% due 07/15/2036 •(a)	460	79
6.590% due 04/15/2036 •(a)	87	11
Ginnie Mae 0.781% due 04/20/2068 •	496	497
Ginnie Mae, TBA 5.000% due 01/01/2052	400	426
Small Business Administration 4.430% due 05/01/2029	32	34
Uniform Mortgage-Backed Security, TBA
4.500% due 01/01/2052	2,700	2,893

Total U.S. Government Agencies (Cost $5,796)		5,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Adjustable Rate Mortgage Trust
2.574% due 09/25/2035 ^~	6	6
2.664% due 01/25/2036 ^~	519	453
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	142	128
Banc of America Funding Trust
0.524% due 04/20/2047 ^•	19	19
2.496% due 09/20/2034 ~	4	4
Banc of America Mortgage Trust
2.559% due 02/25/2034 ~	12	12
2.567% due 01/25/2035 ~	17	17
3.450% due 05/25/2033 ~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.122% due 04/25/2033 ~	9	10
2.396% due 08/25/2033 ~	14	14
2.400% due 02/25/2036 •	9	9
2.500% due 02/25/2033 ~	1	1
2.568% due 01/25/2033 ~	174	182
2.668% due 01/25/2035 ~	1	1
2.734% due 11/25/2034 ~	1	1
3.000% due 11/25/2034 ~	7	7
3.177% due 07/25/2034 ~	27	26

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

Bear Stearns ALT-A Trust
0.442% due 12/25/2046 ^•		19	19
0.602% due 01/25/2036 ^•		30	36
2.169% due 10/25/2033 ~		1	1
2.459% due 10/25/2035 ^~		286	272
2.709% due 11/25/2035 ^~		314	304
Chase Mortgage Finance Trust
2.776% due 12/25/2035 ^~		40	38
2.780% due 09/25/2036 ^~		54	50
6.000% due 11/25/2036 ^		120	75
6.000% due 12/25/2036		62	41
ChaseFlex Trust 0.402% due 07/25/2037 •		218	204
Citigroup Mortgage Loan Trust
2.768% due 08/25/2035 ^~		19	16
3.153% due 09/25/2037 ^~		212	211
Citigroup Mortgage Loan Trust, Inc. 2.669% due 08/25/2035 ~		8	8
Countrywide Alternative Loan Trust
0.338% due 11/25/2036 •		1	0
0.482% due 09/25/2046 ^•		293	288
0.502% due 08/25/2037 •		55	38
0.564% due 05/20/2046 ^•		18	16
0.662% due 02/25/2037 •		108	94
0.677% due 11/25/2035 •		1,135	1,016
0.703% due 11/20/2035 •		27	26
0.744% due 12/20/2035 •		221	211
1.082% due 12/25/2035 •		29	29
1.482% due 08/25/2035 •		13	12
1.562% due 01/25/2036 •		64	65
5.500% due 07/25/2035 ^		1	1
5.500% due 11/25/2035		22	18
6.250% due 08/25/2036		601	478
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •		81	71
0.762% due 02/25/2035 •		22	20
2.399% due 10/20/2034 ~		86	87
2.510% due 02/20/2035 ~		1	1
2.673% due 11/25/2034 ~		59	59
3.008% due 08/25/2034 ~		12	12
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		1,147	1,121
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		75	59
Credit Suisse Mortgage Capital Trust 2.973% due 12/26/2059 ~		404	405
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.762% due 02/25/2036 •		697	716
0.853% due 10/25/2047 •		963	905
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •	GBP	92	122
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	490	559
FWD Securitization Trust 2.240% due 01/25/2050 ~		$464	467
GSR Mortgage Loan Trust
2.813% due 11/25/2035 ~		13	13
2.851% due 09/25/2035 ~		2	2
5.500% due 01/25/2037		56	67
6.000% due 02/25/2036 ^		1,083	647
6.000% due 07/25/2037 ^		287	243
HarborView Mortgage Loan Trust
0.344% due 12/19/2036 ^•		638	640
0.444% due 12/19/2036 ^•		44	42
0.544% due 05/19/2035 •		1,021	987
0.584% due 06/19/2035 •		263	264
3.245% due 06/19/2036 ^~		298	209
IndyMac INDX Mortgage Loan Trust
0.282% due 02/25/2037 ^•		351	350
0.742% due 07/25/2045 •		18	16
2.975% due 06/25/2036 ~		632	636
JP Morgan Alternative Loan Trust 2.695% due 05/25/2036 ^~		295	217
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		284	282
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		22	22
2.538% due 10/25/2036 ~		25	20
2.598% due 07/25/2035 ~		114	115
2.976% due 04/25/2037 ~		20	18
3.226% due 10/25/2036 ^~		152	133
5.750% due 01/25/2036 ^		9	6
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ		901	900
1.991% due 09/25/2060 ~		260	261

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

Lehman XS Trust
0.352% due 08/25/2037 •		365	359
0.952% due 09/25/2047 •		267	275
Luminent Mortgage Trust 0.822% due 04/25/2036 •		147	134
MASTR Adjustable Rate Mortgages Trust
2.348% due 10/25/2033 ~		241	202
2.409% due 07/25/2035 ^~		40	38
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.550% due 12/15/2030 •		6	6
Merrill Lynch Alternative Note Asset Trust
0.502% due 03/25/2037 •		1,941	686
0.702% due 03/25/2037 •		395	143
Merrill Lynch Mortgage Investors Trust
1.926% due 05/25/2033 ~		26	27
2.953% due 09/25/2035 ^~		117	106
Morgan Stanley Mortgage Loan Trust 1.976% due 06/25/2036 ~		8	8
Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •		127	123
5.250% due 05/26/2037 ~		104	76
Mortgage Equity Conversion Asset Trust 0.780% due 05/25/2042 •		531	515
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		297	309
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		13	8
PHH Alternative Mortgage Trust 0.422% due 02/25/2037 •		843	653
Prime Mortgage Trust 6.000% due 06/25/2036 ^		50	49
Residential Accredit Loans, Inc. Trust
0.402% due 02/25/2037 •		314	320
0.462% due 07/25/2036 •		1,005	523
0.472% due 08/25/2036 •		542	527
6.000% due 08/25/2036 ^		68	66
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 10/25/2035 •		2	2
0.402% due 08/25/2036 ^•		173	132
1.482% due 01/25/2035 ^•		5	5
2.431% due 02/25/2034 ~		3	3
3.594% due 11/25/2035 ^~		284	272
Structured Asset Mortgage Investments Trust
0.562% due 02/25/2036 ^•		396	375
0.662% due 02/25/2036 ^•		4	4
0.804% due 02/19/2035 •		9	9
Thornburg Mortgage Securities Trust
1.811% due 06/25/2047 ^•		387	333
1.811% due 06/25/2047 •		2	2
WaMu Mortgage Pass-Through Certificates Trust
0.662% due 11/25/2045 •		21	21
0.892% due 07/25/2047 •		165	149
0.962% due 10/25/2046 ^•		1,789	1,723
1.725% due 08/25/2046 •		170	167
1.725% due 10/25/2046 •		23	22
1.725% due 12/25/2046 •		75	73
2.698% due 06/25/2037 ^~		46	45
3.051% due 02/25/2037 ^~		89	88
Washington Mutual Mortgage Pass-Through Certificates Trust
0.832% due 02/25/2047 ^•		771	714
Wells Fargo Alternative Loan Trust
2.598% due 07/25/2037 ^~		20	18
6.250% due 07/25/2037 ^		598	597
Wells Fargo Mortgage-Backed Securities Trust 2.715% due 12/25/2036 ^~		123	122

Total Non-Agency Mortgage-Backed Securities (Cost $23,366)			25,181

ASSET-BACKED SECURITIES 18.7%
ACE Securities Corp. Home Equity Loan Trust
0.222% due 10/25/2036 •		3	1
1.902% due 10/25/2032 •		5	5
Ares European CLO 0.660% due 10/15/2030 •	EUR	500	569
Argent Securities Trust 0.212% due 09/25/2036 •		$329	142
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	500	568
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$104	105
Bear Stearns Asset-Backed Securities Trust 0.342% due 06/25/2047 •		836	832
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	800	907
Cairn CLO DAC
0.600% due 04/30/2031 •		600	683

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

0.780% due 10/15/2031 •		600	685
Citigroup Mortgage Loan Trust
0.252% due 12/25/2036 •		$1,511	770
0.282% due 01/25/2037 •		1,807	1,608
0.302% due 05/25/2037 •		1,065	892
0.423% due 09/25/2036 •		2,212	1,906
Countrywide Asset-Backed Certificates
0.242% due 04/25/2047 •		338	332
0.252% due 05/25/2037 •		12	12
0.252% due 06/25/2047 ^•		171	170
0.502% due 02/25/2037 •		250	241
0.642% due 03/25/2036 •		426	420
0.702% due 06/25/2036 •		166	166
Countrywide Asset-Backed Certificates Trust 0.292% due 06/25/2047 •		46	46
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	750	849
Fremont Home Loan Trust
0.262% due 08/25/2036 •		$4,464	1,943
0.762% due 01/25/2036 •		327	324
GSAA Home Equity Trust 0.342% due 06/25/2036 •		284	83
GSAMP Trust
0.152% due 12/25/2046 •		691	444
0.272% due 12/25/2036 •		1,409	911
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	700	793
0.760% due 07/15/2031 •		600	681
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		$129	106
HSI Asset Securitization Corp. Trust
0.282% due 04/25/2037 •		756	605
0.322% due 12/25/2036 •		3,842	1,477
JP Morgan Mortgage Acquisition Trust 0.403% due 07/25/2036 •		280	163
Jubilee CLO BV 0.610% due 04/15/2030 •	EUR	600	682
Laurelin DAC 0.720% due 10/20/2031 •		700	796
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		$325	325
3.750% due 04/25/2059 þ		927	931
Long Beach Mortgage Loan Trust
0.402% due 05/25/2036 •		253	171
0.642% due 05/25/2046 •		1,557	719
1.077% due 04/25/2035 •		593	594
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	700	795
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		$62	62
MASTR Asset-Backed Securities Trust
0.152% due 01/25/2037 •		5,819	2,212
0.262% due 10/25/2036 •		1,362	898
0.582% due 03/25/2036 •		213	172
MFA Trust 2.363% due 03/25/2060 þ		386	385
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 01/25/2037 •		1,085	657
0.232% due 02/25/2037 •		1,339	711
0.237% due 11/25/2036 •		2,086	1,607
0.242% due 08/25/2036 •		1,821	1,147
0.312% due 01/25/2037 •		990	607
Morgan Stanley Dean Witter Capital, Inc. Trust 1.082% due 02/25/2033 •		225	224
Morgan Stanley Mortgage Loan Trust
0.442% due 11/25/2036 •		137	53
0.822% due 04/25/2037 •		156	64
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.432% due 10/25/2036 ^•		667	182
NovaStar Mortgage Funding Trust 0.422% due 10/25/2036 •		955	781
Option One Mortgage Loan Trust 0.242% due 01/25/2037 •		629	450
Ownit Mortgage Loan Trust 1.002% due 10/25/2036 ^•		142	149
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		401	398
RAAC Trust 0.612% due 08/25/2036 •		45	46
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,607	802
Residential Asset Securities Corp. Trust 0.402% due 08/25/2036 •		47	47
Securitized Asset-Backed Receivables LLC Trust
0.182% due 08/25/2036 •		1,038	440
0.582% due 07/25/2036 •		511	295

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

0.682% due 11/25/2035 •		66	66
1.062% due 01/25/2036 ^•		830	773
Soundview Home Loan Trust
0.182% due 06/25/2037 •		266	225
0.362% due 02/25/2037 •		595	221
1.003% due 10/25/2037 •		1,535	1,408
Structured Asset Securities Corp. Mortgage Loan Trust
0.237% due 07/25/2036 •		180	178
0.442% due 12/25/2036 •		97	96

Total Asset-Backed Securities (Cost $37,915)			39,808

SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		497	159
1.125% due 07/09/2035 þ		326	100
Argentina Treasury Bond BONCER 1.400% due 03/25/2023	ARS	30,466	152
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		2,474	12
Provincia de Buenos Aires 38.045% due 05/31/2022		2,773	14

Total Sovereign Issues (Cost $565)			437

SHORT-TERM INSTRUMENTS 66.5%
REPURCHASE AGREEMENTS (g) 0.4%			883

ARGENTINA TREASURY BILLS 0.0%
42.739% due 04/29/2022 (c)(d)	ARS	18,429	81

U.S. TREASURY BILLS 47.4%
0.051% due 01/18/2022 - 03/24/2022 (b)(c)(i)(k)		$101,188	101,184

U.S. TREASURY CASH MANAGEMENT BILLS 18.7%
0.056% due 03/08/2022 - 04/26/2022 (b)(c)(k)		40,000	39,995

Total Short-Term Instruments (Cost $142,140)			142,143

Total Investments in Securities (Cost $216,889)			220,865

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		14,818	144

Total Short-Term Instruments (Cost $146)			144

Total Investments in Affiliates (Cost $146)			144

Total Investments 103.6% (Cost $217,035)			$221,009
Financial Derivative Instruments (h)(j) 1.0%(Cost or Premiums, net $1,401)			2,041
Other Assets and Liabilities, net (4.6)%			(9,658)

Net Assets 100.0%			$213,392

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^										Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ										Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)										Security is an Interest Only ("IO") or IO Strip.
(b)										Coupon represents a weighted average yield to maturity.
(c)										Zero coupon security.
(d)										Coupon represents a yield to maturity.
(e)										Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)										Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)										REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$883		U.S. Treasury Notes 1.250% due 03/31/2028			$(901)	$883	$883

Total Repurchase Agreements									$(901)	$883	$883

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA						2.000%	02/01/2052		$2,000	$(1,994)	$(1,990)
Uniform Mortgage-Backed Security, TBA						2.500	02/01/2052		2,500	(2,545)	(2,544)
Uniform Mortgage-Backed Security, TBA						5.000	01/01/2052		400	(438)	(436)

	Total U.S. Government Agencies									(4,977)	(4,970)

Sovereign Issues (0.8)%
Canada Government International Bond						2.750%	12/01/2048	CAD	1,700	(1,595)	(1,658)

Total Short Sales (3.1)%										$(6,572)	$(6,628)

(1)										Payable for short sales includes $23 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,966) at a weighted average interest rate of (0.253%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period

(h)										FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar December Futures				12/2022	88	$21,770		$(129)		$0	$0
U.S. Treasury 30-Year Bond March Futures				03/2022	13	2,086		2		7	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	35	6,899		(102)		55	0

								$(229)		$62	$0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	88	$(21,624)	$68	$0	$(2)
Euro-Bund 10-Year Bond March Futures	03/2022	1	(195)	3	0	0
U.S. Treasury 2-Year Note March Futures	03/2022	71	(15,490)	18	0	(4)
U.S. Treasury 5-Year Note March Futures	03/2022	18	(2,178)	1	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2022	153	(19,962)	(38)	0	(10)

$52	$0	$(17)

Total Futures Contracts	$(177)	$62	$(17)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.461%	$100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	EUR	400	(26)	25	(1)	0	0

$(25)	$25	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-37 5-Year Index	5.000%	Quarterly	12/20/2026	$200	$17	$2	$19	$0	$0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	5,600	125	14	139	3	0

$142	$16	$158	$3	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	4,700	$(11)	$(118)	$(129)	$34	$0
Receive (5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	3,300	(58)	155	97	0	(84)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	249,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	249,000	(154)	31	(123)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$800	5	(3)	2	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	800	(15)	(2)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	700	15	(3)	12	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	500	(5)	(2)	(7)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	BRL	16,900	0	(120)	(120)	0	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	1,300	236	(98)	138	6	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	400	33	(27)	6	2	0
Pay	3-Month CNY-CNREPOFIX	0.000	Quarterly	03/17/2026	CNY	12,900	4	26	30	1	(1)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	12,900	(22)	(8)	(30)	0	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	25,800	(18)	18	0	1	(1)
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	51,400	(34)	34	0	1	(1)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	$25,700	0	(397)	(397)	0	(1)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	12,300	(76)	(135)	(211)	0	(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	1,900	(23)	(83)	(106)	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	8,700	1,783	(774)	1,009	0	(34)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	5,200	97	(152)	(55)	0	(5)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052	1,700	(68)	61	(7)	1	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	249,000	0	1	1	0	0
Receive	CPURNSA	2.487	Maturity	12/07/2051	$2,200	0	60	60	0	(21)
Pay	UKRPI	3.400	Maturity	01/15/2030	5,100	206	(902)	(696)	51	0
Receive	UKRPI	3.397	Maturity	11/15/2030	400	0	71	71	0	(4)
Receive	UKRPI	3.445	Maturity	11/15/2030	700	(6)	124	118	0	(7)
Receive	UKRPI	3.510	Maturity	11/15/2030	300	(6)	53	47	0	(3)
Receive	UKRPI	4.250	Maturity	11/15/2031	1,900	40	(35)	5	0	(18)
Pay	UKRPI	3.217	Maturity	11/15/2040	700	(13)	(208)	(221)	6	0
Pay	UKRPI	3.272	Maturity	11/15/2040	500	3	(149)	(146)	4	0
Pay	UKRPI	3.273	Maturity	11/15/2040	700	5	(209)	(204)	6	0
Pay	UKRPI	3.340	Maturity	11/15/2040	500	19	(151)	(132)	4	0
Receive	UKRPI	3.000	Maturity	11/15/2050	300	12	134	146	0	(4)
Receive	UKRPI	3.051	Maturity	11/15/2050	500	(3)	227	224	0	(6)
Receive	UKRPI	3.143	Maturity	11/15/2050	200	(17)	92	75	0	(3)

$1,929	$(2,489)	$(560)	$125	$(212)

Total Swap Agreements	$2,046	$(2,448)	$(402)	$128	$(212)

(i)	Securities with an aggregate market value of $2,210 and cash of $871 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	TWD	7,814	$283	$1	$0
01/2022	$5,807	CNH	37,233	44	0
01/2022	1,027	GBP	768	13	0
01/2022	31	RUB	2,323	0	0
02/2022	5,411	ILS	16,827	2	0
03/2022	MXN	13,935	$671	0	(1)
04/2022	$5,441	ILS	17,399	161	0
BPS	01/2022	1,497	CAD	1,900	5	0
01/2022	3,991	EUR	3,527	24	0
05/2022	83	ZAR	1,319	0	(2)
08/2022	336	5,365	0	(9)
11/2022	125	2,002	0	(5)
BRC	01/2022	618	TWD	17,157	1	0
CBK	01/2022	BRL	2,420	$434	0	(1)
01/2022	ILS	844	257	0	(15)
01/2022	$431	BRL	2,420	4	0
01/2022	55	RUB	4,060	0	(1)
02/2022	BRL	3,183	$566	0	(2)
02/2022	ILS	500	153	0	(8)
03/2022	2,100	641	0	(35)
04/2022	17,399	5,337	0	(265)
04/2022	MXN	9,999	461	0	(18)
05/2022	ZAR	1,319	84	3	0
08/2022	ILS	11,364	3,500	0	(171)
DUB	01/2022	CNH	27,307	4,269	0	(22)
FBF	01/2022	BRL	2,420	425	0	(9)
01/2022	$434	BRL	2,420	1	0
02/2022	423	2,420	9	0
GLM	01/2022	RUB	6,293	$87	3	0
01/2022	$4,497	EUR	3,951	1	0
03/2022	2,152	MXN	44,734	4	0
11/2022	ZAR	1,612	$101	4	0
HUS	01/2022	CNH	3,499	544	0	(6)
01/2022	GBP	1,365	1,819	0	(28)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

01/2022	ILS	2,111	644	0	(35)
01/2022	TWD	98,535	3,548	0	(9)
01/2022	$700	GBP	527	13	0
JPM	01/2022	CNH	4,917	$768	0	(5)
01/2022	$1,137	EUR	1,006	8	0
MYI	01/2022	1,845	TWD	51,248	5	0
RBC	01/2022	CAD	1,998	$1,571	0	(8)
08/2022	ZAR	5,365	341	15	0
SCX	01/2022	CNH	1,924	299	0	(3)
01/2022	EUR	16,714	18,841	0	(188)
01/2022	JPY	9,698	86	1	0
01/2022	$2	TWD	56	0	0
02/2022	EUR	12,181	$13,860	0	(16)
02/2022	JPY	9,699	84	0	0
SSB	01/2022	AUD	227	165	0	0
TOR	01/2022	$2,323	MXN	47,584	0	(5)
03/2022	MXN	68,392	$3,228	0	(69)
UAG	01/2022	$1,366	TWD	37,903	2	0

Total Forward Foreign Currency Contracts	$324	$(936)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	16,200	$156	$123

Total Purchased Options	$156	$123

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	1,400	$(2)	$(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	700	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	2,000	(2)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	800	(5)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	2,400	(14)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	500	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	800	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	700	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	1,300	(1)	(1)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	1,400	(2)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	600	(3)	0
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	600	(3)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,500	(2)	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	300	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	2,000	(2)	0
JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	0

$(43)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	31,400	$(151)	$(98)

Total Written Options	$(194)	$(103)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,485	$(607)	$632	$25	$0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	ERAUSST Index	12,827	0.255% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/01/2022	$76,878	$0	$(3,393)	$0	$(3,393)
BPS	Receive	ERAUSST Index	7,145	0.303% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/18/2022	38,967	0	1,948	1,948	0
JPM	Receive	ERAUSST Index	219	0.274% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	1,256	0	0	0	0
	Receive	ERAUSST Index	7,986	0.300% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/08/2022	42,443	0	3,295	3,295	0
	Receive	ERAUSST Index	9,330	0.252% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2022	52,654	0	797	797	0

								$0	$2,647	$6,040	$(3,393)

Total Swap Agreements								$(607)	$3,279	$6,065	$(3,393)

(k)

Securities with an aggregate market value of $3,380 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$3,551	$0		$3,551
Industrials						0	2,892	0		2,892
Utilities						0	980	0		980
Municipal Bonds & Notes
Illinois						0	100	0		100
U.S. Government Agencies						0	5,773	0		5,773
Non-Agency Mortgage-Backed Securities						0	25,181	0		25,181
Asset-Backed Securities						0	39,808	0		39,808
Sovereign Issues						0	437	0		437
Short-Term Instruments
Repurchase Agreements						0	883	0		883
Argentina Treasury Bills						0	81	0		81
U.S. Treasury Bills						0	101,184	0		101,184
U.S. Treasury Cash Management Bills						0	39,995	0		39,995

						$0	$220,865	$0		$220,865
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$144	$0	$0		$144

Total Investments						$144	$220,865	$0		$221,009

Short Sales, at Value - Liabilities
U.S. Government Agencies						0	(4,970)	0		(4,970)
Sovereign Issues						0	(1,658)	0		(1,658)

						$0	$(6,628)	$0		$(6,628)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2021 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	190	0	190
Over the counter	0	6,512	0	6,512

	$0	$6,702	$0	$6,702
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(229)	0	(229)
Over the counter	0	(4,432)	0	(4,432)

	$0	$(4,661)	$0	$(4,661)

Total Financial Derivative Instruments	$0	$2,041	$0	$2,041

Totals	$144	$216,278	$0	$216,422

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.6% ¤
CORPORATE BONDS & NOTES 16.2%
BANKING & FINANCE 9.9%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		$400	$409
4.125% due 07/03/2023		2,047	2,127
American Tower Corp.
1.000% due 01/15/2032	EUR	1,800	1,993
3.800% due 08/15/2029		$1,686	1,836
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 •		1,200	1,327
ASR Nederland NV 5.125% due 09/29/2045 •	EUR	300	396
Aviation Capital Group LLC 4.375% due 01/30/2024		$120	126
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,567	1,523
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	600	727
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,745	1,762
Bank of America Corp. 3.974% due 02/07/2030 •		1,446	1,594
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		2,529	2,561
4.972% due 05/16/2029 •		800	913
7.125% due 06/15/2025 •(h)(i)	GBP	1,142	1,705
7.250% due 03/15/2023 •(h)(i)		400	567
7.875% due 03/15/2022 •(h)(i)		$540	547
8.000% due 06/15/2024 •(h)(i)		872	966
CIT Group, Inc. 5.000% due 08/15/2022		61	62
Credit Suisse Group AG
3.750% due 03/26/2025		1,000	1,062
6.375% due 08/21/2026 •(h)(i)		872	942
7.500% due 07/17/2023 •(h)(i)		940	996
7.500% due 12/11/2023 •(h)(i)		800	866
Danske Bank A/S 1.261% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,110
Deutsche Bank AG
1.345% (US0003M + 1.190%) due 11/16/2022 ~		963	969
1.375% due 09/03/2026 •	EUR	400	469
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$2,529	2,542
1.625% due 01/20/2027	EUR	700	831
1.750% due 01/17/2028		100	119
3.547% due 09/18/2031 •		$3,450	3,635
Discover Bank 4.650% due 09/13/2028		1,544	1,753
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		144	142
Equinix, Inc. 1.550% due 03/15/2028		700	674
Equitable Holdings, Inc. 4.350% due 04/20/2028		603	677
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	747
Ford Motor Credit Co. LLC
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$300	301
1.391% (US0003M + 1.235%) due 02/15/2023 ~		500	499
1.490% (US0003M + 1.270%) due 03/28/2022 ~		1,142	1,141
3.350% due 11/01/2022		1,000	1,014
5.584% due 03/18/2024		200	216
5.596% due 01/07/2022		700	701
General Motors Financial Co., Inc.
1.123% (US0003M + 0.990%) due 01/05/2023 ~		61	61
1.528% (US0003M + 1.310%) due 06/30/2022 ~		240	241
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		1,446	1,608
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	608
4.292% due 09/12/2026 •		400	432
5.250% due 09/16/2022 •(h)(i)	EUR	700	823

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

International Lease Finance Corp. 5.875% due 08/15/2022		$120	124
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,200	1,366
4.947% due 06/27/2025 •(h)(i)	EUR	200	249
7.500% due 09/27/2025 •(h)(i)		$872	986
7.625% due 06/27/2023 •(h)(i)	GBP	925	1,342
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		$1,678	1,791
Nationwide Building Society 4.363% due 08/01/2024 •		1,008	1,056
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		1,074	1,091
4.519% due 06/25/2024 •		1,074	1,124
4.892% due 05/18/2029 •		2,468	2,825
8.000% due 08/10/2025 •(h)(i)		872	1,014
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		782	790
2.650% due 07/13/2022		61	62
Nomura Holdings, Inc. 2.648% due 01/16/2025		1,612	1,659
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		1,476	1,567
6.750% due 06/24/2024 •(h)(i)	GBP	900	1,315
Stellantis Finance US, Inc. 2.691% due 09/15/2031		$2,300	2,264
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,751
UBS AG 5.125% due 05/15/2024 (i)		2,348	2,517
UniCredit SpA 6.572% due 01/14/2022		1,812	1,815
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	2,100	2,342
0.625% due 08/14/2030		1,200	1,338
1.741% due 05/04/2030 •		2,000	2,410
2.879% due 10/30/2030 •		$1,600	1,665
3.000% due 02/19/2025		542	566
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,745	2,116

			83,465

INDUSTRIALS 5.3%
Aker BP ASA 2.875% due 01/15/2026		$450	467
Bacardi Ltd.
2.750% due 07/15/2026		100	103
4.700% due 05/15/2028		300	340
BAT Capital Corp. 3.222% due 08/15/2024		61	63
BAT International Finance PLC
1.668% due 03/25/2026		1,200	1,179
3.950% due 06/15/2025		120	128
Boeing Co. 2.750% due 02/01/2026		700	721
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		1,446	1,585
Broadcom, Inc.
2.450% due 02/15/2031		700	687
3.469% due 04/15/2034		1,300	1,362
3.500% due 02/15/2041		400	411
3.750% due 02/15/2051		200	210
Caterpillar, Inc. 2.600% due 09/19/2029		1,566	1,640
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,155
4.908% due 07/23/2025		2,148	2,367
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	750
Comcast Corp. 4.150% due 10/15/2028		1,385	1,573
DAE Funding LLC
1.625% due 02/15/2024		900	884
2.625% due 03/20/2025		400	403
3.375% due 03/20/2028		500	507
Dell International LLC
4.900% due 10/01/2026		100	113
5.300% due 10/01/2029		300	352
5.850% due 07/15/2025		100	113
Energy Transfer LP 4.250% due 03/15/2023		240	247
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,324	1,529
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		$2,348	2,528

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,676
3.500% due 07/26/2026		200	210
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,853
Micron Technology, Inc. 5.327% due 02/06/2029		$843	1,000
MPLX LP 2.650% due 08/15/2030		800	797
Nakilat, Inc. 6.067% due 12/31/2033		881	1,084
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	821
3.522% due 09/17/2025		1,500	1,574
4.345% due 09/17/2027		1,800	1,945
4.810% due 09/17/2030		800	896
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		800	812
Pfizer, Inc. 3.450% due 03/15/2029		1,446	1,593
Sands China Ltd.
2.850% due 03/08/2029		500	471
3.250% due 08/08/2031		500	470
3.800% due 01/08/2026		500	503
5.125% due 08/08/2025		2,646	2,779
Saudi Arabian Oil Co. 3.250% due 11/24/2050		800	782
T-Mobile USA, Inc.
2.050% due 02/15/2028		800	795
2.250% due 02/15/2026		400	402
2.700% due 03/15/2032		300	302
3.375% due 04/15/2029		500	510
3.500% due 04/15/2031		600	625

			45,317

UTILITIES 1.0%
American Water Capital Corp. 3.450% due 06/01/2029		1,446	1,560
AT&T, Inc. 2.250% due 02/01/2032		400	387
Edison International 5.750% due 06/15/2027		542	619
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	504
4.550% due 07/01/2030		800	866
Petrobras Global Finance BV 5.093% due 01/15/2030		174	181
Rio Oil Finance Trust 9.250% due 07/06/2024		115	124
Southern California Edison Co. 3.650% due 03/01/2028		1,145	1,238
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,783
Sprint Communications, Inc. 6.000% due 11/15/2022		120	125
Sprint Corp.
7.125% due 06/15/2024		301	338
7.875% due 09/15/2023		662	730

			8,455

Total Corporate Bonds & Notes (Cost $133,745)			137,237

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		90	103

Total Municipal Bonds & Notes (Cost $88)			103

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
5.748% due 03/25/2041 •(a)		1,867	299
6.598% due 03/25/2036 •(a)		805	127
26.152% due 12/25/2036 •		47	69
Freddie Mac
4.000% due 01/01/2048 - 03/01/2049		1,663	1,777
6.360% due 07/15/2036 •(a)		1,031	177
6.590% due 04/15/2036 •(a)		195	26
Ginnie Mae
0.781% due 04/20/2068 •		1,110	1,113
2.125% due 11/20/2044 •		341	353

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Ginnie Mae, TBA 5.000% due 01/01/2052		5,400	5,758
Uniform Mortgage-Backed Security 3.500% due 06/01/2045 - 04/01/2048		10,413	11,020
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052		3,600	3,779
4.500% due 01/01/2052		26,700	28,606

Total U.S. Government Agencies (Cost $52,475)			53,104

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051		213	252
0.625% due 02/15/2043		740	921
0.750% due 02/15/2045		117	152
1.000% due 02/15/2046		151	206
1.375% due 02/15/2044		10,812	15,453

Total U.S. Treasury Obligations (Cost $15,345)			16,984

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
ACRES Commercial Realty Corp. 2.664% due 04/17/2037 •		272	272
Adjustable Rate Mortgage Trust
2.574% due 09/25/2035 ^~		13	13
2.664% due 01/25/2036 ^~		1,162	1,016
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		319	287
Avon Finance PLC 0.948% due 09/20/2048 •	GBP	8,032	10,912
Banc of America Funding Trust
0.524% due 04/20/2047 ^•		$43	42
2.496% due 09/20/2034 ~		8	8
BCAP LLC Trust 5.250% due 04/26/2037		59	42
BDS Ltd. 1.464% due 09/15/2035 •		3,789	3,796
Bear Stearns Adjustable Rate Mortgage Trust
2.122% due 04/25/2033 ~		21	22
2.396% due 08/25/2033 ~		31	32
2.500% due 02/25/2033 ~		3	3
2.568% due 01/25/2033 ~		391	407
2.668% due 01/25/2035 ~		3	3
2.846% due 02/25/2034 ~		5	5
3.177% due 07/25/2034 ~		60	59
Bear Stearns ALT-A Trust
0.602% due 01/25/2036 ^•		67	81
2.169% due 10/25/2033 ~		2	2
2.603% due 05/25/2035 ~		25	25
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •		2	2
Countrywide Alternative Loan Trust
0.462% due 05/25/2047 •		142	136
0.502% due 08/25/2037 •		122	86
0.677% due 11/25/2035 •		2,541	2,276
0.744% due 12/20/2035 •		495	473
1.082% due 12/25/2035 •		69	67
5.500% due 11/25/2035		51	40
6.250% due 08/25/2036		1,346	1,070
Countrywide Home Loan Mortgage Pass-Through Trust
0.762% due 02/25/2035 •		17	16
2.911% due 09/25/2047 ^~		2	2
3.008% due 08/25/2034 ~		10	10
Credit Suisse First Boston Mortgage Securities Corp. 0.593% due 03/25/2032 ~		6	6
Credit Suisse Mortgage Capital Trust 2.973% due 12/26/2059 ~		677	679
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.853% due 10/25/2047 •		2,157	2,027
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •	GBP	206	274
FWD Securitization Trust 2.240% due 01/25/2050 ~		$958	964
GCAT LLC 2.981% due 09/25/2025 þ		1,232	1,242
GSR Mortgage Loan Trust
2.629% due 11/25/2035 ~		3	3
6.000% due 03/25/2032		1	1
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •		539	509
0.324% due 07/19/2047 •		2,273	2,217
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	3,617	4,910
IndyMac INDX Mortgage Loan Trust
0.582% due 07/25/2035 •		$1	1
0.742% due 07/25/2045 •		40	36

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

JP Morgan Mortgage Trust 2.976% due 04/25/2037 ~		44	41
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,361	1,355
Lehman XS Trust
0.352% due 08/25/2037 •		819	804
0.462% due 12/25/2036 •		1,026	1,083
Luminent Mortgage Trust 2.925% due 04/25/2036 ~		3,545	2,969
MASTR Adjustable Rate Mortgages Trust
0.312% due 04/25/2046 •		4	3
2.348% due 10/25/2033 ~		540	453
Merrill Lynch Alternative Note Asset Trust 0.502% due 03/25/2037 •		4,347	1,536
Merrill Lynch Mortgage Investors Trust
0.602% due 11/25/2035 •		184	184
1.926% due 05/25/2033 ~		48	49
Merrill Lynch Mortgage-Backed Securities Trust 2.705% due 04/25/2037 ^~		10	11
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		546	567
PHH Alternative Mortgage Trust 0.422% due 02/25/2037 •		1,888	1,463
PRET LLC 1.843% due 09/25/2051 þ		2,816	2,767
Residential Accredit Loans, Inc. Trust 0.272% due 01/25/2037 •		1,926	1,829
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	11,720	15,878
Sequoia Mortgage Trust
0.658% due 03/20/2035 •		$5	5
1.881% due 01/20/2047 ^~		5	4
Structured Adjustable Rate Mortgage Loan Trust 3.594% due 11/25/2035 ^~		636	609
Structured Asset Mortgage Investments Trust 0.804% due 02/19/2035 •		21	21
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	496	673
Thornburg Mortgage Securities Trust 1.811% due 06/25/2047 ^•		$7	7
Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	5,297	7,184
1.250% due 02/20/2054 •		1,485	2,018
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		1,632	2,226
WaMu Mortgage Pass-Through Certificates Trust
0.892% due 07/25/2047 •		$369	334
0.962% due 10/25/2046 ^•		4,007	3,860
1.725% due 12/25/2046 •		167	163
2.587% due 01/25/2037 ^~		2	2
2.704% due 12/25/2036 ^~		2	2
2.737% due 04/25/2037 ^~		7	7
Washington Mutual Mortgage Pass-Through Certificates Trust
0.832% due 02/25/2047 ^•		1,727	1,598
1.052% due 05/25/2046 ^•		4	3
Wells Fargo Alternative Loan Trust
2.598% due 07/25/2037 ^~		44	41
6.250% due 07/25/2037 ^		1,340	1,338
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		4,264	4,389

Total Non-Agency Mortgage-Backed Securities (Cost $85,570)			89,550

ASSET-BACKED SECURITIES 12.7%
ACE Securities Corp. Home Equity Loan Trust 1.902% due 10/25/2032 •		10	11
Argent Securities Trust 0.212% due 09/25/2036 •		737	319
Asset-Backed Funding Certificates Trust 0.837% due 03/25/2035 •		1,140	1,122
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		234	235
Black Diamond CLO DAC 0.980% due 05/15/2032 •	EUR	2,100	2,394
Cairn CLO DAC 0.780% due 10/15/2031 •		850	970
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		1,450	1,648
0.890% due 08/15/2032 •		2,300	2,615
Carrington Mortgage Loan Trust
0.362% due 02/25/2037 •		$3,958	3,892
1.252% due 10/20/2029 •		3,100	3,099
Citigroup Mortgage Loan Trust
0.252% due 12/25/2036 •		3,385	1,725
0.423% due 09/25/2036 •		3,873	3,337

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Countrywide Asset-Backed Certificates
0.252% due 06/25/2047 ^•		382	382
0.352% due 01/25/2046 ^•		5,813	5,718
0.502% due 02/25/2037 •		511	491
0.702% due 06/25/2036 •		372	372
Countrywide Asset-Backed Certificates Trust 0.292% due 06/25/2047 •		104	104
Fremont Home Loan Trust 0.762% due 01/25/2036 •		601	596
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		1,000	999
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		223	223
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	10,500	11,967
GSAA Home Equity Trust 0.342% due 06/25/2036 •		$637	186
GSAMP Trust 0.232% due 12/25/2046 •		1,912	1,279
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	1,000	1,133
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		$264	218
HSI Asset Securitization Corp. Trust 0.322% due 12/25/2036 •		8,606	3,307
JP Morgan Mortgage Acquisition Trust 0.403% due 07/25/2036 •		629	365
Laurelin DAC 0.720% due 10/20/2031 •	EUR	2,700	3,071
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		$594	595
3.750% due 04/25/2059 þ		1,472	1,478
Long Beach Mortgage Loan Trust 1.077% due 04/25/2035 •		1,329	1,331
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	600	683
MASTR Asset-Backed Securities Trust
0.262% due 10/25/2036 •		$3,049	2,012
0.582% due 03/25/2036 •		476	385
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 01/25/2037 •		2,431	1,474
0.232% due 02/25/2037 •		3,023	2,856
0.242% due 08/25/2036 •		4,078	2,570
Morgan Stanley Home Equity Loan Trust 0.272% due 04/25/2037 •		2,553	1,678
Morgan Stanley Mortgage Loan Trust 0.822% due 04/25/2037 •		350	142
Mountain View CLO LLC 1.212% due 10/16/2029 •		2,282	2,283
Nassau Ltd. 1.274% due 10/15/2029 •		1,746	1,746
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.432% due 10/25/2036 ^•		1,495	408
NovaStar Mortgage Funding Trust 0.422% due 10/25/2036 •		2,139	1,750
Ownit Mortgage Loan Trust 1.002% due 10/25/2036 ^•		319	332
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	4,200	4,791
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.977% due 10/25/2034 •		$1,131	1,163
PRET LLC
1.744% due 07/25/2051 þ		1,250	1,240
1.868% due 07/25/2051 þ		967	961
RAAC Trust 0.612% due 08/25/2036 •		102	102
Residential Asset Mortgage Products Trust 0.777% due 11/25/2035 •		2,228	2,216
Securitized Asset-Backed Receivables LLC Trust
0.682% due 11/25/2035 •		149	149
0.822% due 10/25/2035 •		2,650	2,589
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	2,150	2,449
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		$2,444	2,489
Soundview Home Loan Trust
0.182% due 06/25/2037 •		596	504
0.362% due 02/25/2037 •		1,331	494
Theorem Funding Trust 1.210% due 12/15/2027		1,734	1,731
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	2,500	2,846

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Toro European CLO DAC 0.920% due 01/12/2032 •		9,100	10,372

Total Asset-Backed Securities (Cost $108,794)			107,597

SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$722	256
1.000% due 07/09/2029		149	55
1.125% due 07/09/2035 þ		1,323	430
2.500% due 07/09/2041 þ		4,395	1,568
15.500% due 10/17/2026	ARS	31,468	62
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		5,432	27
Israel Government International Bond 5.500% due 01/31/2022	ILS	7,300	2,358
Saudi Government International Bond
3.450% due 02/02/2061		$1,800	1,821
4.000% due 04/17/2025		1,074	1,159
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		650	826

Total Sovereign Issues (Cost $9,550)			8,797

		SHARES
COMMON STOCKS 0.7%
CONSUMER DISCRETIONARY 0.7%
Amazon.com, Inc. (d)		1,700	5,668

Total Common Stocks (Cost $5,781)			5,668

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Santander S.A. 5.250% due 09/29/2023 •(h)(i)		200,000	239
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(h)		1,232,000	1,238
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		486,375	764

Total Preferred Securities (Cost $2,036)			2,241

SHORT-TERM INSTRUMENTS 53.9%
REPURCHASE AGREEMENTS (j) 7.4%			62,488

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 1.2%
(0.055)% due 02/28/2022 - 12/07/2022 (e)(f)	ILS	32,500	10,452

U.S. TREASURY BILLS 37.9%
0.055% due 01/25/2022 - 05/05/2022 (b)(e)(f)(l)		$321,400	321,375

U.S. TREASURY CASH MANAGEMENT BILLS 7.4%
0.093% due 03/15/2022 (e)(f)(l)(n)		10,200	10,199
0.093% due 03/29/2022 - 04/26/2022 (e)(f)(n)		52,600	52,590

			62,789

Total Short-Term Instruments (Cost $456,973)			457,104

Total Investments in Securities (Cost $870,357)			878,385

		SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III		4,598,313	44,686

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $45,324)	44,686

Total Investments in Affiliates (Cost $45,324)	44,686

Total Investments 108.9% (Cost $915,681)	$923,071
Financial Derivative Instruments (k)(m) 0.2%(Cost or Premiums, net $3,065)	1,590
Other Assets and Liabilities, net (9.1)%	(77,009)

Net Assets 100.0%	$847,652

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$2,288	U.S. Treasury Notes 1.250% due 03/31/2028	$(2,334)	$2,288	$2,288
IND	0.030	12/31/2021	01/03/2022	60,200	U.S. Treasury Bonds 1.875% due 02/15/2051	(61,508)	60,200	60,200

Total Repurchase Agreements	$(63,842)	$62,488	$62,488

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$7,400	$(7,377)	$(7,362)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	9,400	(9,571)	(9,567)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2052	5,400	(5,916)	(5,885)

Total U.S. Government Agencies	(22,864)	(22,814)

Sovereign Issues (0.8)%
Canada Government International Bond	2.750%	12/01/2048	CAD	7,400	(6,942)	(7,217)

Total Short Sales (3.5)%	$(29,806)	$(30,031)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $98 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	365	$90,296	$(534)	$0	$0
E-mini S&P 500 Index March Futures	03/2022	107	25,458	203	0	(73)
Euro STOXX 50 March Futures	03/2022	131	6,395	59	32	0
FTSE 100 Index March Futures	03/2022	19	1,884	1	0	(23)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Nikkei 225 Yen-denominated March Futures	03/2022	30	3,759	3	4	(11)
U.S. Treasury 2-Year Note March Futures	03/2022	168	36,653	(72)	8	0
U.S. Treasury 5-Year Note March Futures	03/2022	590	71,376	(27)	41	0

$(367)	$85	$(107)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	365	$(89,690)	$284	$0	$(9)
Euro-Bund 10-Year Bond March Futures	03/2022	20	(3,902)	59	3	0
U.S. Treasury 10-Year Note March Futures	03/2022	294	(38,358)	(117)	0	(18)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	234	(46,127)	(132)	0	(366)
United Kingdom Long Gilt March Futures	03/2022	12	(2,029)	1	0	(7)

$95	$3	$(400)

Total Futures Contracts	$(272)	$88	$(507)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.186%	$300	$(3)	$2	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.618%	$900	$16	$(1)	$15	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	900	(5)	7	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	600	(4)	3	(1)	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	EUR	600	138	(5)	133	1	0

$145	$4	$149	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-37 5-Year Index	5.000%	Quarterly	12/20/2026	$2,400	$222	$4	$226	$4	$0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	48,300	1,170	29	1,199	21	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	EUR	42,600	1,270	12	1,282	31	0

$2,662	$45	$2,707	$56	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	18,100	$(97)	$(399)	$(496)	$130	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	14,100	(203)	618	415	0	(360)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	972,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	972,000	(594)	115	(479)	0	(71)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$3,100	19	(11)	8	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	3,000	(58)	(5)	(63)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	2,500	52	(9)	43	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,800	(17)	(8)	(25)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	449,600	(429)	(355)	(784)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		61,900	0	(441)	(441)	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	7,900	(72)	908	836	34	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		50,300	648	(466)	182	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		12,700	(201)	(606)	(807)	0	(8)
Pay	3-Month USD-LIBOR	0.891	Semi-Annual	11/15/2045		28,700	0	(4,987)	(4,987)	100	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045		5,800	0	(1,002)	(1,002)	20	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		13,200	2,707	(1,175)	1,532	0	(51)
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	19,700	374	(583)	(209)	0	(19)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		7,100	(290)	261	(29)	6	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	972,000	0	3	3	0	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,900	0	(259)	(259)	48	0
Pay	UKRPI	3.595	Maturity	11/15/2028		8,300	669	(1,216)	(547)	102	0
Receive	UKRPI	3.397	Maturity	11/15/2030		700	0	123	123	0	(7)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,200	0	202	202	0	(11)
Receive	UKRPI	3.510	Maturity	11/15/2030		600	0	94	94	0	(6)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,200	0	(378)	(378)	10	0
Pay	UKRPI	3.272	Maturity	11/15/2040		900	0	(263)	(263)	7	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,200	0	(350)	(350)	10	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,000	0	(263)	(263)	9	0
Receive	UKRPI	3.000	Maturity	11/15/2050		500	0	243	243	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050		900	0	403	403	0	(12)
Receive	UKRPI	3.143	Maturity	11/15/2050		400	0	151	151	0	(6)

							$2,508	$(9,654)	$(7,146)	$482	$(558)

Total Swap Agreements							$5,312	$(9,603)	$(4,291)	$539	$(559)

(l)

Securities with an aggregate market value of $11,857 and cash of $1,219 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		RUB	13,755		$185		$2		$0
		01/2022		TWD	167,788		6,079		22		0
		01/2022			$16,087		CNH	103,141	121		0
		01/2022			17		CZK	367	0		0
		01/2022			670		SEK	6,040	0		(1)
		02/2022		PLN	451		$118		6		0
		02/2022			$567		INR	43,115	9		0
		03/2022		MXN	40,321		$1,931		0		(13)
		03/2022		SGD	1,317		962		0		(16)
		04/2022			$417		DKK	2,643	0		(12)
BPS		01/2022		AUD	1,241		$888		0		(15)
		01/2022		CNH	6,306		982		0		(9)
		01/2022		RUB	49,821		680		17		0
		01/2022			$7,623		CAD	9,677	27		0
		01/2022			4,156		EUR	3,670	23		0
		01/2022			462		IDR	6,696,792	8		0
		01/2022			3,165		JPY	358,400	0		(49)
		02/2022			1,003		INR	75,840	11		0
		02/2022			206		ZAR	3,296	0		0
		03/2022		HKD	9,004		$1,154		0		(1)
		03/2022		MYR	55,499		13,090		0		(214)
		05/2022			$354		ZAR	5,597	0		(9)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

	08/2022		1,426		22,761	0	(40)
	11/2022		803		12,878	0	(28)
BRC	01/2022	JPY	3,649,975		$32,170	439	0
	01/2022	TRY	4,257		304	0	(16)
	01/2022		$464	EUR	410	3	0
	01/2022		4,549	SEK	41,213	12	0
	01/2022		1,607	TWD	44,611	3	0
	02/2022	JPY	3,650,387		$31,706	0	(35)
	02/2022		$4,552	SEK	41,202	9	0
CBK	01/2022	EUR	1,065		$1,208	0	(5)
	01/2022	ILS	7,704		2,446	0	(32)
	01/2022	RUB	24,828		334	4	0
	02/2022	ILS	6		2	0	0
	02/2022	PLN	346		90	5	0
	02/2022		$262	ZAR	4,243	3	0
	03/2022	RUB	324,621		$4,308	30	0
	03/2022		$1,500	KRW	1,788,810	2	0
	04/2022	DKK	4,055		$629	7	0
	04/2022	ILS	72,400		22,112	0	(1,199)
	04/2022	MXN	24,016		1,107	0	(44)
	04/2022		$192	DKK	1,214	0	(6)
	04/2022		22,521	ILS	72,393	788	0
	05/2022	ZAR	5,597		$358	13	0
	08/2022	ILS	16,706		5,334	0	(61)
	10/2022		800		256	0	(3)
	11/2022		5,703		1,828	0	(20)
	12/2022		7,901		2,527	0	(36)
DUB	01/2022	CNH	36,859		5,763	0	(30)
	01/2022		$126	CZK	2,765	1	0
	02/2022	ILS	1,401		$446	0	(5)
	02/2022	PLN	93		23	0	0
	02/2022	RUB	209,403		2,839	62	0
	02/2022		$406	HUF	130,054	0	(6)
	02/2022		947	INR	71,901	14	0
FBF	01/2022	TWD	26,270		$950	2	0
GLM	01/2022	RUB	742,152		10,152	279	0
	01/2022		$565	CNH	3,625	5	0
	02/2022	MXN	7,046		$328	0	(14)
	02/2022	RUB	283,190		3,822	66	0
	03/2022		92,051		1,218	5	0
	03/2022		$2,474	MXN	51,413	5	0
	03/2022		4,609	MYR	19,609	93	0
HUS	01/2022	CNH	8,277		$1,287	0	(14)
	01/2022	GBP	1,444		1,925	0	(30)
	01/2022	TWD	1,735,516		62,493	0	(161)
	01/2022		$2,177	GBP	1,638	40	0
	01/2022		1,056	IDR	15,328,426	21	0
	01/2022		703	RUB	53,010	2	0
	01/2022		1,215	TWD	33,608	0	(2)
	02/2022	ILS	848		$273	1	0
	02/2022	RUB	419,307		5,785	224	0
	02/2022		$242	COP	920,730	0	(17)
	03/2022	RUB	222,926		$2,960	23	0
	03/2022	SGD	4,206		3,070	0	(49)
JPM	01/2022	CNH	11,631		1,816	0	(12)
	01/2022	PHP	18,489		365	5	0
	01/2022		$237	CNH	1,514	1	0
	01/2022		90	IDR	1,294,429	1	0
	02/2022		2,957	INR	223,261	29	(1)
	03/2022	HKD	199,748		$25,635	15	0
	03/2022	SGD	5,416		3,951	0	(66)
	03/2022	THB	144,817		4,267	0	(67)
	03/2022		$1,385	KRW	1,637,610	0	(10)
MYI	01/2022	AUD	13,923		$10,051	0	(79)
	01/2022	BRL	496		89	0	0
	01/2022	CHF	20,558		22,433	0	(130)
	01/2022	NZD	2,444		1,668	0	(6)
	01/2022		$87	BRL	496	2	0
	01/2022		243	IDR	3,526,393	5	0
	01/2022		4,789	TWD	132,988	12	0
	02/2022	BRL	496		$86	0	(2)
	02/2022	INR	47,598		631	0	(5)
	04/2022		$1,246	DKK	7,892	0	(35)
RBC	01/2022	CAD	8,724		$6,860	0	(36)
	08/2022	ZAR	8,253		525	22	0
RYL	04/2022		$1,681	DKK	10,765	0	(30)
SCX	01/2022	CNH	4,551		$708	0	(7)
	01/2022	EUR	51,381		57,920	0	(577)
	01/2022	GBP	75,138		99,493	0	(2,210)
	01/2022	NOK	56,959		6,288	0	(180)
	01/2022		$674	CHF	619	6	0
	01/2022		2	TWD	56	0	0
	02/2022	EUR	48,366		$55,034	0	(63)
	02/2022	GBP	75,138		101,764	67	0
SOG	01/2022	TWD	114,200		4,124	4	(3)
SSB	01/2022	BRL	496		88	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

TOR	01/2022	AUD	3,227	2,310	0	(38)
01/2022	CAD	12,510	9,757	0	(133)
01/2022	$9,825	CAD	12,411	0	(14)
01/2022	5,100	MXN	105,174	22	0
02/2022	CAD	12,411	$9,825	14	0
03/2022	MXN	117,365	5,539	0	(119)
UAG	01/2022	CHF	33,371	36,162	0	(465)
01/2022	JPY	9,509,551	82,774	103	0
01/2022	RUB	81,111	1,117	38	0
01/2022	TWD	72,373	2,618	5	0
01/2022	$3,589	TWD	99,585	6	0
03/2022	RUB	279,099	$3,691	13	0

Total Forward Foreign Currency Contracts	$2,777	$(6,481)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	87,200	$837	$662

Total Purchased Options	$837	$662

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	1,300	$(6)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	6,900	(8)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,300	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	1,100	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	1,300	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	1,200	(2)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	1,500	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,000	(4)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	1,400	(8)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	1,400	(11)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	5,500	(32)	(5)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	1,000	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	4,400	(6)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	1,500	(2)	(1)
CBK	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	2,400	(3)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	1,200	(5)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,100	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	3,200	(4)	(1)
GST	Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	1,200	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,600	(3)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	1,400	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	1,300	(2)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,500	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	1,500	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,400	(3)	(1)

$(115)	$(20)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	174,500	$(837)	$(544)

Total Written Options	$(952)	$(564)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,107	$(763)	$795	$32	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,461	(1,369)	1,424	55	0

$(2,132)	$2,219	$87	$0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	NDDUWXUS Index	1,416	(0.006)% (1-Month USD-LIBOR less a specified spread)	Monthly	01/12/2022	$10,981	$0	$(43)	$0	$(43)
	Pay	NDUEEGF Index	2,262	0.114% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	1,376	0	0	0	0
	Receive	RALVEIET Index	452,716	1.144% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/20/2022	64,874	0	(63)	0	(63)
	Receive	RALVEIIT Index	757,239	0.579% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	125,270	0	2,715	2,715	0
	Receive	RALVEIET Index	313,618	1.234% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	44,942	0	(47)	0	(47)
	Pay	S&P 500 Total Return Index	9,904	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	98,908	0	41	41	0
	Receive	RALVEIIT Index	257,453	0.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/09/2022	43,525	0	(60)	0	(60)
BRC	Pay	S&P 500 Total Return Index	9,452	0.414% (1-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/12/2022	94,394	0	33	33	0
CBK	Pay	NDUEEGF Index	47,284	0.049% (1-Month USD-LIBOR less a specified spread)	Monthly	05/25/2022	28,304	0	(457)	0	(457)
	Receive	RALVEIIT Index	443,789	0.399% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	98,916	0	1,823	1,823	0
FAR	Receive	RALVEIUT Index	461,097	0.414% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	104,688	0	(36)	0	(36)
FBF	Pay	NDUEEGF Index	8,602	0.274% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	5,232	0	1	1	0
	Receive	RALVEIET Index	458,012	0.969% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	63,609	0	1,995	1,995	0
	Pay	NDUEEGF Index	27,059	0.054% (1-Month USD-LIBOR less a specified spread)	Monthly	08/10/2022	16,459	0	1	1	0
	Receive	RALVEIET Index	341,034	1.194% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	48,870	0	(16)	0	(16)
GST	Receive	RALVEIET Index	134,697	0.894% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	19,302	0	(14)	0	(14)
	Pay	S&P 500 Total Return Index	6,101	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	60,929	0	26	26	0
JPM	Receive	RALVEIET Index	70,378	1.064% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	10,085	0	(14)	0	(14)
	Pay	NDUEEGF Index	3,826	(0.056)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/16/2022	2,327	0	0	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

	Pay	NDDUWXUS Index	19,987	(0.006)% (1-Month USD-LIBOR less a specified spread)	Monthly	08/10/2022	155,599	0	5	5	0
	Receive	RALVEIUT Index	1,336,907	0.444% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	303,531	0	(112)	0	(112)
MEI	Pay	NDDUWXUS Index	269	(0.036)% (1-Month USD-LIBOR less a specified spread)	Monthly	01/12/2022	2,094	0	0	0	0
	Pay	NDDUWXUS Index	11,082	0.034% (1-Month USD-LIBOR less a specified spread)	Monthly	01/12/2022	86,273	0	6	6	0
	Receive	RALVEIIT Index	332,637	0.604% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	56,236	0	(29)	0	(29)
	Receive	RALVEIIT Index	1,323,284	0.629% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	223,714	0	(121)	0	(121)
MYI	Pay	RALVEIIT Index	56,478	0.679% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	9,343	0	(202)	0	(202)
UAG	Pay	NDUEEGF Index	89,884	0.409% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	54,673	0	20	20	0
	Receive	RALVEIIT Index	398,977	0.464% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	67,451	0	(26)	0	(26)
	Receive	RALVEIUT Index	6,350	0.524% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	1,442	0	(4)	0	(4)
	Pay	NDUEEGF Index	31,238	0.054% (1-Month USD-LIBOR less a specified spread)	Monthly	08/10/2022	19,001	0	7	7	0

								$0	$5,429	$6,673	$(1,244)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	1,700	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$5,781	$0	$119	$119	$0

Total Swap Agreements								$(2,132)	$7,767	$6,879	$(1,244)

(n)

Securities with an aggregate market value of $8,470 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83,465	$0	$83,465
Industrials	0	45,317	0	45,317
Utilities	0	8,455	0	8,455
Municipal Bonds & Notes
Illinois	0	103	0	103
U.S. Government Agencies	0	53,104	0	53,104
U.S. Treasury Obligations	0	16,984	0	16,984
Non-Agency Mortgage-Backed Securities	0	89,550	0	89,550
Asset-Backed Securities	0	107,597	0	107,597
Sovereign Issues	0	8,797	0	8,797
Common Stocks
Consumer Discretionary	5,668	0	0	5,668
Preferred Securities
Banking & Finance	0	2,241	0	2,241
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	62,488	0	62,488
Israel Treasury Bills	0	10,452	0	10,452
U.S. Treasury Bills	0	321,375	0	321,375
U.S. Treasury Cash Management Bills	0	62,789	0	62,789

	$5,668	$872,717	$0	$878,385
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,686	$0	$0	$44,686

Total Investments	$50,354	$872,717	$0	$923,071

Short Sales, at Value - Liabilities
Sovereign Issues	0	(7,217)	0	(7,217)
U.S. Government Agencies	0	(22,814)	0	(22,814)

	$0	$(30,031)	$0	$(30,031)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	588	0	627
Over the counter	0	10,318	0	10,318

	$39	$10,906	$0	$10,945
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(114)	(952)	0	(1,066)
Over the counter	0	(8,289)	0	(8,289)

	$(114)	$(9,241)	$0	$(9,355)

Total Financial Derivative Instruments	$(75)	$1,665	$0	$1,590

Totals	$50,279	$844,351	$0	$894,630

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Real Return Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.6% ¤
CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 5.3%
Aviation Capital Group LLC 4.375% due 01/30/2024		$100	$105
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		143	139
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)	EUR	1,400	1,696
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$11,550	11,801
Dexia Credit Local S.A. 2.375% due 09/20/2022		1,200	1,217
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		9,800	9,960
ING Bank NV 2.625% due 12/05/2022		14,800	15,076
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	46,181	6,637
1.000% due 10/01/2050		361,101	52,752
1.000% due 10/01/2053		144,723	20,558
1.500% due 10/01/2053		137,168	20,370
2.500% due 10/01/2047		9	2
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(d)(e)	EUR	700	870
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		$200	200
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		10,700	10,873
4.519% due 06/25/2024 •		6,900	7,221
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		100	101
3.875% due 09/21/2023		100	104
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	18,941	2,724
1.000% due 10/01/2050		270,332	39,575
1.000% due 10/01/2053		12,400	1,790
1.500% due 10/01/2053		239,000	35,463
2.000% due 10/01/2053		8,900	1,372
2.500% due 10/01/2047		4	1
Nykredit Realkredit A/S
0.500% due 10/01/2043		137,181	19,715
1.000% due 10/01/2050		1,177,563	172,072
1.000% due 10/01/2053		59,100	8,504
1.500% due 10/01/2053		725,533	107,853
2.500% due 10/01/2047		23	4
Realkredit Danmark A/S
1.000% due 10/01/2050		359,600	52,464
1.000% due 10/01/2053		51,200	7,350
1.500% due 10/01/2053		73,800	11,048
2.500% due 04/01/2047		10	2
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		$200	202
UniCredit SpA 7.830% due 12/04/2023		37,100	41,382

			661,203

INDUSTRIALS 0.0%
AbbVie, Inc. 2.900% due 11/06/2022		200	204
Community Health Systems, Inc. 6.625% due 02/15/2025		100	104
Discovery Communications LLC 2.950% due 03/20/2023		105	107
IHS Markit Ltd. 5.000% due 11/01/2022		100	103
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	404
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	202
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	103

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	200	207
Toyota Industries Corp. 3.110% due 03/12/2022	200	201
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,348	1,422
VMware, Inc. 3.900% due 08/21/2027	1,900	2,070

		5,127

UTILITIES 0.0%
Duke Energy Corp. 2.400% due 08/15/2022	200	202
Eversource Energy 2.900% due 10/01/2024	300	311
Oncor Electric Delivery Co. LLC 7.000% due 09/01/2022	200	208
Petrobras Global Finance BV 5.093% due 01/15/2030	1,229	1,280
Progress Energy, Inc. 3.150% due 04/01/2022	100	100
Tampa Electric Co. 2.600% due 09/15/2022	200	202

		2,303

Total Corporate Bonds & Notes (Cost $686,490)		668,633

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.147% due 07/25/2037 •	169	166
0.152% due 12/25/2036 •	45	45
0.215% due 03/25/2036 •	50	50
0.452% due 07/25/2037 •	31	31
0.453% due 05/25/2042 •	77	78
0.542% due 05/25/2036 •	26	26
0.547% due 02/25/2037 •	146	148
1.283% due 06/01/2043 •	16	16
1.284% due 09/01/2044 - 10/01/2044 •	383	391
1.467% due 04/01/2032 •	13	13
1.606% due 04/01/2027 •	8	9
1.840% due 11/01/2033 •	16	16
1.893% due 10/01/2033 •	2	2
1.900% due 02/01/2032 •	4	4
1.905% due 05/25/2035 ~	7	7
1.922% due 05/01/2035 •	30	30
2.000% due 04/01/2033 •	82	86
2.202% due 02/01/2034 •	11	11
2.485% due 04/01/2035 •	21	21
4.027% due 12/01/2036 •	12	13
4.940% due 09/01/2034 •	6	6
6.500% due 06/25/2028	14	15
Freddie Mac
0.363% due 08/25/2031 •	98	96
0.380% due 01/15/2037 •	4	4
0.383% due 09/25/2031 •	244	242
1.284% due 02/25/2045 •	372	378
1.482% due 07/25/2044 •	76	78
1.752% due 09/01/2036 •	21	22
1.885% due 10/01/2036 •	25	25
1.946% due 07/01/2036 •	45	48
2.065% due 06/01/2033 •	77	78
2.297% due 01/01/2034 •	51	51
2.338% due 01/01/2034 •	147	148
6.500% due 01/25/2028	5	5
7.000% due 10/15/2030	14	16
Ginnie Mae
0.382% due 08/20/2068 •	11,689	11,510
0.913% due 01/20/2060 •	9,701	9,782
1.625% due 07/20/2035 •	6	7
2.125% due 12/20/2035 •	203	212
Uniform Mortgage-Backed Security 4.000% due 08/01/2038 - 09/01/2049	44,705	47,853
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052	19,780	20,766
4.000% due 01/01/2052 - 02/01/2052	493,330	524,573

Total U.S. Government Agencies (Cost $617,148)		617,078

U.S. TREASURY OBLIGATIONS 96.0%
U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	13,790	12,852
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (h)	422,369	428,552
0.125% due 07/15/2022	145,174	148,763

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

0.125% due 01/15/2023	232,277	239,905
0.125% due 07/15/2024	159,028	169,558
0.125% due 10/15/2024	284,488	303,929
0.125% due 04/15/2025 (j)	127,767	136,710
0.125% due 10/15/2025	84,759	91,402
0.125% due 04/15/2026 (h)	84,052	90,742
0.125% due 07/15/2026	96,613	104,934
0.125% due 10/15/2026 (h)	291,861	317,528
0.125% due 01/15/2030 (h)	339,551	377,147
0.125% due 07/15/2030	193,326	216,468
0.125% due 01/15/2031	254,210	284,861
0.125% due 07/15/2031 (h)	1,106,289	1,244,623
0.125% due 02/15/2051 (l)	96,527	114,570
0.250% due 01/15/2025 (j)(l)	212,217	227,417
0.250% due 07/15/2029	290,409	325,620
0.250% due 02/15/2050	77,740	94,273
0.375% due 07/15/2023	54,004	56,788
0.375% due 07/15/2025 (j)	57,481	62,451
0.375% due 01/15/2027	234,932	258,519
0.375% due 07/15/2027	217,174	241,062
0.500% due 04/15/2024 (j)	371,796	396,393
0.500% due 01/15/2028	411,892	461,122
0.625% due 04/15/2023 (h)(j)(l)	408,561	427,145
0.625% due 01/15/2024	333,533	355,001
0.625% due 01/15/2026	311,964	342,737
0.625% due 02/15/2043	62,713	78,077
0.750% due 07/15/2028	258,456	296,155
0.750% due 02/15/2042	213,073	269,647
0.750% due 02/15/2045	151,414	195,215
0.875% due 01/15/2029	200,042	231,472
0.875% due 02/15/2047	150,022	202,975
1.000% due 02/15/2046	221,470	303,153
1.000% due 02/15/2048	56,650	79,582
1.000% due 02/15/2049	38,818	55,204
1.375% due 02/15/2044 (h)	399,816	571,426
1.750% due 01/15/2028	287,543	345,125
2.000% due 01/15/2026	143,161	165,706
2.125% due 02/15/2040	118,621	181,773
2.125% due 02/15/2041	112,140	173,804
2.375% due 01/15/2025	221,423	252,217
2.375% due 01/15/2027 (l)	2,368	2,862
2.500% due 01/15/2029	154,455	197,566
3.375% due 04/15/2032(h)(l)	12,156	18,095
3.625% due 04/15/2028 (h)	416,415	553,510
3.875% due 04/15/2029	240,797	335,566
U.S. Treasury Notes
1.750% due 12/31/2024 (j)	38,020	38,893

Total U.S. Treasury Obligations (Cost $11,090,090)		12,079,095

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
2.619% due 10/25/2035 ^~	213	210
2.803% due 08/25/2035 ~	141	140
Alliance Bancorp Trust 0.342% due 07/25/2037 •	3,957	3,798
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•	296	267
0.313% due 10/25/2046 •	4,906	3,134
American Home Mortgage Investment Trust 1.746% due 09/25/2045 •	53	53
AREIT Trust 2.784% due 04/15/2037 •	4,187	4,193
Banc of America Funding Trust
3.146% due 01/20/2047 ~	3,192	3,135
3.417% due 01/20/2047 ^~	117	114
5.753% due 10/25/2036 ^þ	121	120
6.337% due 01/25/2037 ^þ	103	102
6.388% due 04/25/2037 ^þ	85	87
Banc of America Mortgage Trust
2.407% due 11/25/2035 ^~	307	297
2.687% due 07/25/2035 ^~	167	168
BCAP LLC Trust
0.442% due 01/25/2037 ^•	928	913
2.865% due 04/26/2036 ~	1,680	1,506
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~	94	94
2.485% due 01/25/2034 ~	331	342
2.670% due 10/25/2035 ~	256	263
2.734% due 11/25/2034 ~	39	39
2.779% due 11/25/2030 ~	46	46
2.846% due 02/25/2034 ~	291	295
3.004% due 07/25/2036 ^~	564	555
3.179% due 05/25/2047 ^~	514	511
3.222% due 02/25/2036 ^~	96	95

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Bear Stearns ALT-A Trust
2.603% due 05/25/2035 ~		25	26
2.700% due 08/25/2036 ^~		264	195
2.868% due 09/25/2035 ^~		43	33
3.070% due 11/25/2036 ~		636	466
3.083% due 08/25/2036 ^~		408	343
3.092% due 09/25/2047 ^~		3,225	2,110
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~		20	20
2.696% due 02/25/2037 ~		35	37
2.776% due 12/25/2035 ^~		166	159
ChaseFlex Trust 0.602% due 06/25/2035 •		198	70
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.282% due 07/25/2036 •		223	218
CIM Trust 1.102% due 02/25/2049 •		284	284
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033		205	192
Citigroup Mortgage Loan Trust
2.343% due 03/25/2034 ~		57	59
2.470% due 05/25/2035 •		49	49
2.557% due 07/25/2046 ^~		447	443
3.153% due 09/25/2037 ^~		160	159
3.228% due 09/25/2059 þ		4,151	4,159
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •		88	90
Countrywide Alternative Loan Trust
0.284% due 02/20/2047 ^•		53	41
0.299% due 12/20/2046 ^•		3,047	2,706
0.314% due 07/20/2046 ^•		2,979	2,344
0.322% due 06/25/2046 «•		7	0
0.442% due 01/25/2037 ^•		0	2
0.524% due 03/20/2046 •		127	108
0.743% due 11/20/2035 •		311	301
0.802% due 10/25/2035 ^•		84	61
1.082% due 12/25/2035 •		513	473
3.130% due 02/25/2037 ^~		1,559	1,568
5.000% due 07/25/2035		99	75
5.500% due 11/25/2035 ^		21	20
5.750% due 05/25/2036		1,024	593
6.000% due 01/25/2037 ^		3,329	2,520
6.000% due 02/25/2037 ^		66	41
6.000% due 04/25/2037		1,261	1,269
6.500% due 08/25/2032		40	41
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •		259	244
0.742% due 03/25/2035 •		6	6
2.499% due 01/20/2035 ~		19	20
2.551% due 11/20/2034 ~		2	2
2.566% due 04/20/2035 ~		1	1
2.673% due 11/25/2034 ~		6	6
2.696% due 10/20/2035 ~		12,679	13,001
2.718% due 02/25/2047 ^~		135	132
2.747% due 04/20/2036 ^~		30	27
2.971% due 03/25/2037 ^~		129	123
2.979% due 02/20/2036 ^~		37	31
2.995% due 11/25/2037 ~		1,264	1,255
3.075% due 04/25/2035 ^~		41	38
5.500% due 11/25/2035 ^		84	64
5.500% due 04/25/2038		231	240
6.000% due 04/25/2036		1,349	969
6.000% due 03/25/2037 ^		3,956	2,831
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.116% due 07/25/2033 ~		3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		381	155
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.444% due 10/25/2035 ~		24	24
First Horizon Alternative Mortgage Securities Trust
2.078% due 06/25/2034 ~		243	249
2.277% due 09/25/2034 ~		57	57
6.000% due 02/25/2037 ^		709	422
6.250% due 08/25/2037 ^		166	105
First Horizon Mortgage Pass-Through Trust 2.773% due 08/25/2035 ~		266	211
Great Hall Mortgages PLC
0.366% due 03/18/2039 •	GBP	307	412
0.386% due 06/18/2038 •		246	331
GreenPoint Mortgage Funding Trust 0.542% due 06/25/2045 •		$400	384
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	129	144
GSR Mortgage Loan Trust
2.629% due 11/25/2035 ~		$22	22
2.813% due 11/25/2035 ~		136	139

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.903% due 04/25/2035 ~		43	43
3.022% due 07/25/2035 ~		100	104
3.139% due 11/25/2035 ^~		406	389
HarborView Mortgage Loan Trust
0.294% due 09/19/2037 •		169	166
0.544% due 05/19/2035 •		4	4
0.584% due 03/19/2036 ^•		438	437
0.604% due 01/19/2036 •		1,169	813
0.724% due 11/19/2035 •		593	522
0.784% due 06/20/2035 •		174	172
2.084% due 04/19/2034 ~		56	54
2.372% due 01/19/2035 ~		187	192
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	28,059	38,093
HomeBanc Mortgage Trust 2.508% due 04/25/2037 ^~		$626	624
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		544	545
Impac CMB Trust 1.003% due 10/25/2033 •		8	8
IndyMac INDA Mortgage Loan Trust
2.673% due 11/25/2035 ^~		189	173
2.891% due 08/25/2036 ~		330	313
2.905% due 11/25/2035 ^~		3	3
IndyMac INDB Mortgage Loan Trust 0.702% due 11/25/2035 ^•		135	93
IndyMac INDX Mortgage Loan Trust
0.342% due 07/25/2036 •		647	630
0.402% due 06/25/2037 ^•		290	144
0.502% due 06/25/2046 •		1,103	1,022
0.662% due 07/25/2035 •		263	214
2.455% due 01/25/2036 ^~		56	56
2.737% due 10/25/2035 ~		104	98
2.810% due 10/25/2034 ~		271	276
2.928% due 12/25/2034 ~		44	46
2.938% due 06/25/2036 ~		159	159
2.961% due 08/25/2035 ~		125	115
2.961% due 08/25/2035 ^~		100	92
JP Morgan Alternative Loan Trust
0.562% due 03/25/2036 •		2,197	2,156
0.562% due 12/25/2036 •		13,685	13,382
6.000% due 12/27/2036		120	86
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		4,330	4,297
JP Morgan Mortgage Trust
2.244% due 06/25/2036 ^~		17	14
2.301% due 07/25/2035 ~		154	161
2.426% due 10/25/2035 ^~		72	63
2.545% due 08/25/2035 ~		140	143
2.569% due 04/25/2035 ~		3	3
2.628% due 06/25/2035 ~		10	11
2.630% due 08/25/2035 ~		114	117
2.695% due 07/25/2035 ~		51	52
2.704% due 11/25/2035 ^~		137	127
2.769% due 07/25/2035 ~		24	25
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		4,237	4,248
Lehman XS Trust
0.352% due 08/25/2037 •		3,113	3,056
0.462% due 12/25/2036 •		1,146	1,210
1.252% due 12/25/2037 •		12,548	13,331
Luminent Mortgage Trust 0.462% due 12/25/2036 ^•		306	291
MASTR Adjustable Rate Mortgages Trust
0.312% due 04/25/2046 •		886	821
1.753% due 12/25/2033 ~		193	192
2.235% due 12/25/2033 ~		11	11
2.732% due 11/21/2034 ~		150	152
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•		921	66
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.810% due 11/15/2031 •		41	42
0.850% due 09/15/2030 •		25	25
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.550% due 12/15/2030 •		71	70
0.590% due 06/15/2030 •		34	33
0.970% due 08/15/2032 •		84	82
2.610% due 10/20/2029 •		33	34
Merrill Lynch Mortgage Investors Trust
0.602% due 11/25/2035 •		258	257
0.655% due 03/25/2030 •		20	20
0.855% due 11/25/2029 •		7	7
1.798% due 05/25/2036 ~		42	40
1.816% due 02/25/2033 ~		479	465
2.031% due 12/25/2034 ~		203	207
2.240% due 02/25/2034 ~		574	593

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.420% due 06/25/2037 ~		149	152
2.834% due 02/25/2035 ~		165	167
2.943% due 12/25/2035 ~		49	42
2.953% due 09/25/2035 ^~		67	61
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ		199	106
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		25,428	25,934
4.500% due 05/25/2058 ~		3,420	3,645
New York Mortgage Trust 2.684% due 05/25/2036 ^~		86	80
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.115% due 02/25/2036 ^~		68	60
5.820% due 03/25/2047 þ		238	248
6.138% due 03/25/2047 þ		220	229
Residential Accredit Loans, Inc. Trust
0.402% due 08/25/2035 •		49	42
0.462% due 06/25/2046 •		2,534	782
0.662% due 12/25/2045 •		712	580
1.010% due 10/25/2037 ~		3,734	3,695
1.442% due 09/25/2045 •		106	104
4.374% due 09/25/2035 ^~		17	15
Residential Asset Securitization Trust
0.502% due 05/25/2035 •		4,686	3,336
0.502% due 01/25/2046 ^•		59	21
5.500% due 06/25/2033		58	59
6.500% due 06/25/2037		1,771	638
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •	GBP	12,036	16,447
Sequoia Mortgage Trust
0.504% due 07/20/2036 •		$545	509
0.666% due 05/20/2034 •		163	163
0.804% due 10/19/2026 •		14	14
0.864% due 10/20/2027 •		15	15
0.904% due 10/20/2027 •		30	30
1.004% due 12/20/2032 •		25	25
Structured Adjustable Rate Mortgage Loan Trust
0.422% due 10/25/2035 •		393	393
1.482% due 01/25/2035 ^•		13	12
1.746% due 10/25/2037 ^•		189	195
2.284% due 04/25/2034 ~		3	3
2.431% due 02/25/2034 ~		111	111
2.789% due 09/25/2035 ~		186	179
2.792% due 08/25/2035 ~		66	64
2.854% due 11/25/2035 ^~		57	54
2.963% due 05/25/2036 ^~		8	7
3.098% due 09/25/2036 ^~		411	360
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •		78	31
0.522% due 04/25/2036 •		305	293
0.522% due 05/25/2036 •		2,032	1,797
0.562% due 02/25/2036 •		259	250
0.604% due 07/19/2035 •		357	349
0.722% due 12/25/2035 ^•		135	132
0.764% due 09/19/2032 •		64	64
0.764% due 10/19/2034 •		34	34
0.804% due 03/19/2034 •		93	93
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.169% due 01/25/2034 ~		1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ		1,230	74
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	22,304	30,426
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 07/25/2045 •		$14	14
0.782% due 01/25/2045 •		483	485
0.782% due 03/25/2047 ^•		2,991	2,876
0.852% due 05/25/2047 •		443	431
0.902% due 10/25/2044 •		160	154
0.904% due 12/25/2046 ^•		1,356	1,264
1.062% due 06/25/2046 •		49	50
1.082% due 02/25/2046 •		354	358
1.203% due 07/25/2044 •		697	696
1.282% due 11/25/2042 •		23	22
1.475% due 02/27/2034 •		360	369
1.482% due 06/25/2042 •		38	38
2.429% due 03/25/2034 ~		33	34
2.579% due 06/25/2033 ~		172	176
2.587% due 01/25/2037 ^~		812	814
2.644% due 12/25/2035 ~		19	19
2.704% due 12/25/2036 ^~		503	499
2.725% due 03/25/2035 ~		40	41
2.737% due 04/25/2037 ^~		536	535
2.846% due 12/25/2035 ~		1,121	1,142
2.878% due 02/25/2037 ^~		1,034	983
2.922% due 09/25/2035 ~		123	124

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.927% due 12/25/2035 ~		258	263
3.051% due 02/25/2037 ^~		231	229
3.145% due 08/25/2036 ^~		100	101
3.287% due 05/25/2037 ^~		1,085	957
Washington Mutual Mortgage Pass-Through Certificates Trust
1.052% due 05/25/2046 ^•		935	818
6.000% due 06/25/2037		5,365	5,021
6.500% due 08/25/2035		187	181
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 10/25/2036 ~		14	13
2.741% due 12/28/2037 ~		2,007	2,005
2.793% due 04/25/2036 ~		478	469

Total Non-Agency Mortgage-Backed Securities (Cost $259,235)			268,192

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust
0.792% due 05/25/2035 •		1,531	1,531
1.902% due 10/25/2032 •		14	15
1.902% due 06/25/2034 •		53	53
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	1,800	2,049
Aegis Asset-Backed Securities Trust 0.747% due 12/25/2035 •		$2,350	2,322
American Money Management Corp. CLO Ltd. 1.096% due 11/10/2030 •		5,200	5,219
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.032% due 05/25/2035 •		1,799	1,804
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		8,500	8,498
1.268% due 07/22/2032 •		1,000	1,004
Apidos CLO
1.022% due 07/18/2029 •		4,000	3,998
1.052% due 07/17/2030 •		10,000	9,987
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	1,491	1,699
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		$3,141	3,142
Ares CLO Ltd.
1.174% due 01/15/2032 •		2,600	2,598
1.178% due 04/22/2031 •		1,800	1,799
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	5,900	6,719
Argent Mortgage Loan Trust 0.582% due 05/25/2035 •		$1,500	1,426
Argent Securities Trust
0.402% due 07/25/2036 •		3,265	3,128
0.422% due 05/25/2036 •		1,197	424
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	3,100	3,523
Asset-Backed Funding Certificates Trust 0.802% due 06/25/2034 •		$2,529	2,495
Assurant CLO Ltd. 1.172% due 10/20/2031 •		5,700	5,690
Babson Euro CLO DAC 0.272% due 10/25/2029 •	EUR	345	393
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$823	829
Bear Stearns Asset-Backed Securities Trust 0.622% due 10/25/2036 •		77	77
Benefit Street Partners CLO Ltd.
1.152% due 01/17/2032 •		3,050	3,053
1.204% due 07/15/2032 •		800	799
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		5,100	5,098
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	1,150	1,311
Blackrock European CLO DAC 0.620% due 10/15/2031 •		9,300	10,546
BlueMountain Fuji EUR CLO DAC 0.910% due 01/15/2033 •		900	1,026
Cairn CLO DAC 0.780% due 10/15/2031 •		4,300	4,905
Carlyle Global Market Strategies CLO Ltd.
1.105% due 08/14/2030 •		$10,700	10,692
1.208% due 04/22/2032 •		2,000	1,998
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		3,300	3,298
Carrington Mortgage Loan Trust 0.702% due 01/25/2036 •		2,000	1,986
Catamaran CLO Ltd. 1.228% due 04/22/2030 •		10,148	10,109
CIFC Funding Ltd. 1.074% due 10/24/2030 •		12,600	12,581
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		12,029	12,245

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust
0.562% due 12/25/2036 •		3,241	2,737
0.778% due 03/25/2037 •		2,109	2,087
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2036 •		17,188	16,889
Countrywide Asset-Backed Certificates
0.242% due 08/25/2037 ^•		188	178
0.292% due 11/25/2037 •		5,035	4,885
0.352% due 03/25/2037 •		10,300	10,028
5.805% due 04/25/2036 ^~		567	550
Countrywide Asset-Backed Certificates Trust
0.292% due 06/25/2047 •		90	90
1.817% due 11/25/2034 •		2,533	2,567
Countrywide Asset-Backed Certificates Trust, Inc.
0.842% due 08/25/2047 •		758	751
0.882% due 11/25/2034 •		255	254
Crestline Denali CLO Ltd.
1.162% due 04/20/2030 •		2,700	2,701
1.264% due 10/23/2031 •		1,000	1,000
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		174	56
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	700	794
0.650% due 10/15/2031 •		15,000	17,021
Dryden Euro CLO BV 0.660% due 04/15/2033 •		14,800	16,811
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		9,600	10,849
Dryden Senior Loan Fund 1.144% due 04/15/2029 •		$14,655	14,662
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	300	340
First Franklin Mortgage Loan Trust
0.207% due 10/25/2036 •		$1,603	1,501
0.807% due 11/25/2036 •		14,950	14,795
Fremont Home Loan Trust 0.237% due 10/25/2036 •		2,413	2,326
Gallatin CLO Ltd. 1.177% due 07/15/2031 •		6,100	6,100
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		1,388	1,010
GSAMP Trust
0.242% due 12/25/2036 •		1,921	1,288
0.472% due 03/25/2047 •		3,000	2,762
1.077% due 03/25/2035 ^•		2,770	2,729
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,500	1,699
0.680% due 10/20/2031 •		13,000	14,776
0.760% due 07/15/2031 •		2,000	2,269
Home Equity Asset Trust
0.542% due 02/25/2036 •		$13,083	13,086
0.717% due 04/25/2036 •		1,541	1,539
HSI Asset Securitization Corp. Trust 0.642% due 02/25/2036 •		2,300	2,289
IndyMac INDB Mortgage Loan Trust 0.242% due 07/25/2036 •		4,205	1,586
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		347	345
Jubilee CLO BV 0.650% due 04/15/2031 •	EUR	8,300	9,443
KKR CLO Ltd. 1.074% due 07/15/2030 •		$7,000	6,991
Laurelin DAC 0.720% due 10/20/2031 •	EUR	4,700	5,346
LCM LP 1.132% due 07/20/2030 •		$4,000	3,990
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		2,545	2,549
3.750% due 04/25/2059 þ		4,377	4,396
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		4,152	3,150
Lehman XS Trust
0.422% due 05/25/2036 •		3,045	3,464
0.902% due 10/25/2035 •		103	103
4.546% due 06/25/2036 þ		4,952	5,366
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		5,310	5,312
Long Beach Mortgage Loan Trust 0.837% due 08/25/2035 •		9	9
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	3,984	4,542
Magnetite Ltd. 1.023% due 11/15/2028 •		$7,600	7,592
Man GLG Euro CLO DAC
0.690% due 12/15/2031 •	EUR	8,600	9,763
0.870% due 01/15/2030 •		3,345	3,811

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Marble Point CLO Ltd. 1.164% due 10/15/2030 •		$6,700	6,700
Merrill Lynch Mortgage Investors Trust
0.262% due 09/25/2037 •		121	69
0.342% due 02/25/2037 •		112	47
MidOcean Credit CLO
1.210% due 02/20/2031 •		6,100	6,099
1.229% due 01/29/2030 •		6,900	6,898
Morgan Stanley ABS Capital, Inc. Trust
0.332% due 10/25/2036 •		126	82
0.442% due 03/25/2037 •		475	276
1.152% due 06/25/2035 ^•		6,500	6,437
Morgan Stanley Dean Witter Capital, Inc. Trust 1.452% due 02/25/2033 •		386	387
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		116	75
6.000% due 02/25/2037 ^~		98	75
MP CLO Ltd. 1.012% due 10/18/2028 •		5,635	5,642
New Century Home Equity Loan Trust 0.867% due 02/25/2035 •		873	866
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.537% due 03/25/2036 •		3,216	3,201
NovaStar Mortgage Funding Trust
0.442% due 11/25/2036 •		1,413	620
0.808% due 01/25/2036 •		1,382	1,381
1.182% due 06/25/2035 •		1,694	1,703
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	10,500	11,910
Oaktree CLO Ltd. 1.238% due 04/22/2030 •		$3,000	3,000
OCP CLO Ltd. 0.924% due 07/15/2027 •		13	13
Option One Mortgage Loan Trust 0.342% due 04/25/2037 •		7,310	4,592
OZLM Ltd.
1.194% due 10/17/2029 •		8,150	8,150
1.274% due 07/20/2032 •		4,600	4,603
Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •		19,600	19,586
1.024% due 10/24/2027 •		5,734	5,737
1.102% due 04/20/2027 •		754	754
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.837% due 09/25/2035 •		3,392	3,390
1.032% due 05/25/2035 •		8,391	8,416
1.092% due 09/25/2034 •		149	149
1.152% due 10/25/2034 •		4,385	4,375
1.827% due 02/25/2035 •		1,636	1,640
Popular ABS Mortgage Pass-Through Trust 1.137% due 06/25/2035 •		1,252	1,246
Rad CLO Ltd. 1.321% due 07/24/2032 •		2,500	2,500
Renaissance Home Equity Loan Trust 1.202% due 09/25/2037 •		32,877	17,862
Residential Asset Securities Corp. Trust 0.582% due 08/25/2036 •		4,561	4,259
Romark CLO Ltd. 1.154% due 10/23/2030 •		7,100	7,102
Saxon Asset Securities Trust
0.812% due 05/25/2035 •		500	495
0.822% due 11/25/2037 •		1,915	1,862
Securitized Asset-Backed Receivables LLC Trust 0.422% due 07/25/2036 •		3,336	1,604
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	3,900	4,443
SLM Student Loan Trust
1.024% due 07/25/2023 •		$6,546	6,530
1.624% due 04/25/2023 •		29,361	29,588
Sound Point CLO Ltd.
1.024% due 01/23/2029 •		8,800	8,800
1.104% due 07/25/2030 •		9,600	9,606
1.114% due 01/23/2029 •		23,419	23,426
1.182% due 10/20/2028 •		13,689	13,693
1.342% due 07/20/2032 •		7,700	7,698
Soundview Home Loan Trust 0.283% due 07/25/2037 •		3,522	3,391
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •		23,800	23,808
Stratus CLO Ltd.
1.080% due 12/28/2029 •		3,300	3,300
1.164% due 12/29/2029 •		8,900	8,900
Structured Asset Investment Loan Trust 0.807% due 03/25/2034 •		211	207
Structured Asset Securities Corp. Mortgage Loan Trust
0.402% due 04/25/2036 •		18,306	18,139
0.672% due 10/25/2036 •		2,165	2,155

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

1.599% due 04/25/2035 •		63	63
Symphony CLO Ltd.
1.004% due 04/15/2028 •		1,325	1,323
1.077% due 07/14/2026 •		2,222	2,223
Telos CLO Ltd. 1.072% due 04/17/2028 •		1,165	1,167
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		7,100	7,087
TICP CLO Ltd. 0.972% due 04/20/2028 •		3,701	3,701
Venture CLO Ltd.
1.004% due 04/15/2027 •		4,293	4,292
1.004% due 07/15/2027 •		1,999	1,999
1.032% due 10/20/2028 •		1,674	1,674
1.146% due 09/07/2030 •		5,300	5,297
1.232% due 01/20/2029 •		6,500	6,502
Vibrant CLO Ltd. 1.172% due 09/15/2030 •		12,300	12,318
Voya CLO Ltd. 1.032% due 07/20/2029 •		13,225	13,222
Wellfleet CLO Ltd.
1.022% due 04/20/2029 •		12,075	12,074
1.022% due 07/20/2029 •		1,414	1,413
Wells Fargo Home Equity Asset-Backed Securities Trust 2.502% due 12/25/2034 •		400	410
Wind River CLO Ltd. 0.994% due 10/15/2027 •		13	13

Total Asset-Backed Securities (Cost $790,647)			793,511

SOVEREIGN ISSUES 10.4%
Argentina Government International Bond
34.191% (BADLARPP) due 10/04/2022 ~	ARS	6,900	16
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~		61,890	306
Australia Government International Bond
1.250% due 02/21/2022	AUD	16,622	12,112
3.000% due 09/20/2025		13,914	11,715
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	34,410	34,326
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	71,129	88,996
0.250% due 07/25/2024 (c)		52,054	63,769
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		187,518	232,050
1.400% due 05/26/2025 (c)		274,184	339,222
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	5,331,322	48,178
0.100% due 03/10/2028 (c)		8,467,585	76,188
0.100% due 03/10/2029 (c)		12,683,791	114,621
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	1,189	64
7.750% due 05/29/2031		206,976	10,229
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	24,588	18,163
Peru Government International Bond 5.940% due 02/12/2029	PEN	30,600	7,869
Qatar Government International Bond 3.875% due 04/23/2023		$11,000	11,444
Saudi Government International Bond 4.000% due 04/17/2025		12,970	13,996
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	87,024	128,953
1.250% due 11/22/2027 (c)(h)		19,377	33,907
1.875% due 11/22/2022 (c)(h)		38,846	55,990

Total Sovereign Issues (Cost $1,294,583)			1,302,114

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.1%
Banco Santander S.A. 5.250% due 09/29/2023 •(d)(e)		800,000	956
Bank of America Corp. 5.875% due 03/15/2028 •(d)		6,580,000	7,328

			8,284

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)		2,004,101	52,243

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Total Preferred Securities (Cost $61,616)		60,527

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		15,387

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
0.054% due 02/17/2022 - 03/24/2022 (a)(b)(l)	$391	391

Total Short-Term Instruments (Cost $15,778)		15,778

Total Investments in Securities (Cost $14,815,587)		15,804,928

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	3,101,663	30,142

Total Short-Term Instruments (Cost $30,142)		30,142

Total Investments in Affiliates (Cost $30,142)		30,142

Total Investments 125.9% (Cost $14,845,729)		$15,835,070
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $(51))		(6,139)
Other Assets and Liabilities, net (25.9)%		(3,251,353)

Net Assets 100.0%		$12,577,578

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	7.000%	10/20/2022	09/24/2020	$54,207	$52,243	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$15,387	U.S. Treasury Notes 1.250% due 03/31/2028	$(15,695)	$15,387	$15,387

Total Repurchase Agreements	$(15,695)	$15,387	$15,387

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(581,594)	$(581,647)
CIB	0.080	12/02/2021	01/10/2022	(203,587)	(203,602)
GRE	0.090	12/31/2021	01/12/2022	(26,290)	(26,290)
JPS	(0.020)	12/14/2021	01/04/2022	(83,507)	(83,506)
0.000	12/23/2021	01/03/2022	(40,031)	(40,031)
0.010	12/02/2021	01/04/2022	(22,550)	(22,550)
0.100	12/21/2021	01/04/2022	(569,916)	(569,936)
0.100	12/22/2021	01/04/2022	(443,083)	(443,098)
SBI	0.040	12/15/2021	01/05/2022	(47,733)	(47,734)
STR	0.060	01/03/2022	01/04/2022	(681,713)	(681,713)
0.070	12/31/2021	01/03/2022	(568,706)	(568,710)
UBS	0.300	11/15/2021	02/07/2022	GBP	(25,264)	(34,209)

Total Reverse Repurchase Agreements	$(3,303,026)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

GSC	0.090%	12/31/2021	01/03/2022	$(111,476)	$(111,477)

Total Sale-Buyback Transactions	$(111,477)

(h)	Securities with an aggregate market value of $2,751,005 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(2,519,225) at a weighted average interest rate of 0.052%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	4,412	$1,257,963	$(1,230)	$0	$(126)
Euro-Bund 10-Year Bond March Futures	03/2022	1,926	375,772	(6,437)	0	(307)
U.S. Treasury 5-Year Note March Futures	03/2022	19,387	2,345,373	1,920	1,083	(43)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	2	293	0	1	0

$(5,747)	$1,084	$(476)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	190	$(15,779)	$(22)	$37	$0
Australia Government 10-Year Bond March Futures	03/2022	52	(5,265)	0	57	0
Euro-Bobl March Futures	03/2022	2,668	(404,719)	2,873	122	0
Euro-BTP Italy Government Bond March Futures	03/2022	1,268	(205,160)	3,766	280	0
Euro-Buxl 30-Year Bond March Futures	03/2022	1,695	(398,958)	19,180	656	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	8	(1,486)	20	1	0
Euro-Schatz March Futures	03/2022	25,051	(3,195,158)	4,077	0	(143)
Japan Government 10-Year Bond March Futures	03/2022	175	(230,620)	671	396	0
U.S. Treasury 2-Year Note March Futures	03/2022	1,098	(239,553)	136	0	(51)
U.S. Treasury 10-Year Note March Futures	03/2022	6,819	(889,666)	(2,032)	0	(370)
U.S. Treasury 30-Year Bond March Futures	03/2022	3,507	(562,654)	(2,928)	0	(1,973)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	720	(141,930)	198	0	(1,125)
United Kingdom Long Gilt March Futures	03/2022	1,207	(204,053)	705	0	(653)

$26,644	$1,549	$(4,315)

Total Futures Contracts	$20,897	$2,633	$(4,791)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.248%	EUR	4,900	$32	$11	$43	$0	$0
General Electric Co.	1.000%	Quarterly	12/20/2023	0.299	$4,100	(4)	62	58	1	0

$28	$73	$101	$1	$0

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/21/2023	GBP	1,059,700	$(445)	$(1,328)	$(1,773)	$272	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	1.184	Annual	03/21/2023	284,400	0	61	61	73	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	1.013	Annual	03/20/2024	1,059,700	242	2,171	2,413	0	(14)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	1.248	Annual	03/20/2024	284,400	0	206	206	0	(4)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	89,800	2,835	(307)	2,528	0	(488)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	3,367,090	0	(4)	(4)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	1,141,690	(252)	98	(154)	9	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,225,400	(791)	248	(543)	21	0
Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	339,900	0	(1,361)	(1,361)	0	(25)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	24,850	(3,596)	2,787	(809)	19	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		$82,200	0	(618)	(618)	0	(43)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		44,000	0	(329)	(329)	0	(23)
Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		17,100	0	803	803	83	0
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		8,800	0	231	231	43	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	3,367,090	0	(9)	(9)	0	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	25,600	61	1,540	1,601	13	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		27,700	86	1,620	1,706	11	0
Receive	CPTFEMU	1.085	Maturity	01/15/2024		40	(1)	3	2	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		109,200	(788)	(11,474)	(12,262)	0	(556)
Pay	CPURNSA	2.165	Maturity	01/19/2022		31,300	0	(1,376)	(1,376)	0	0
Pay	CPURNSA	2.180	Maturity	01/19/2022		12,500	(1)	(547)	(548)	0	0
Pay	CPURNSA	2.200	Maturity	01/21/2022		31,930	0	(1,405)	(1,405)	0	0
Pay	CPURNSA	2.170	Maturity	02/01/2022		68,900	0	(3,196)	(3,196)	0	0
Pay	CPURNSA	2.155	Maturity	02/04/2022		94,200	(2)	(4,400)	(4,402)	0	(10)
Pay	CPURNSA	2.200	Maturity	02/05/2022		12,900	0	(599)	(599)	0	(3)
Receive	CPURNSA	2.069	Maturity	07/15/2022		17,600	(285)	1,216	931	0	(4)
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	(3,342)	8,682	5,340	0	(267)
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,183	(506)	1,110	604	0	(15)
Receive	CPURNSA	2.314	Maturity	02/26/2026		67,600	0	4,922	4,922	0	(62)
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	5,335	5,335	0	(48)
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	2,071	2,071	0	(22)
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	814	814	0	(9)
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	980	985	0	(8)
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	983	983	0	(11)
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(2,785)	(1,383)	33	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(1,836)	(880)	26	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	335	335	0	(17)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	356	356	0	(25)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(4,068)	(3,002)	79	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,132)	(977)	28	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(9,683)	(10,682)	281	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(2,901)	(2,887)	81	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	3,059	3,089	0	(131)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		20,100	(760)	1,259	499	23	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(56)	(4)	0	(2)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,351)	(959)	0	(58)
Pay	UKRPI	3.465	Maturity	02/15/2022	GBP	5,900	0	(296)	(296)	0	(3)
Pay	UKRPI	3.220	Maturity	03/15/2022		42,500	(1)	(2,068)	(2,069)	70	0
Receive	UKRPI	4.220	Maturity	08/15/2022		15,600	0	601	601	0	(111)
Receive	UKRPI	4.180	Maturity	09/15/2022		10,200	0	351	351	0	(80)
Receive	UKRPI	4.480	Maturity	09/15/2023		14,000	0	369	369	0	(165)
Pay	UKRPI	3.850	Maturity	09/15/2024		53,400	3,763	(4,905)	(1,142)	568	0
Pay	UKRPI	3.330	Maturity	01/15/2025		153,900	3,441	(14,508)	(11,067)	1,674	0
Pay	UKRPI	3.473	Maturity	08/15/2025		71,800	347	(7,154)	(6,807)	776	0
Receive	UKRPI	4.735	Maturity	12/15/2026		42,500	(570)	(337)	(907)	0	(335)
Pay	UKRPI	3.390	Maturity	01/15/2030		62,300	580	(9,185)	(8,605)	620	0
Pay	UKRPI	3.438	Maturity	01/15/2030		41,700	736	(6,156)	(5,420)	417	0
Pay	UKRPI	3.325	Maturity	08/15/2030		49,000	2,313	(8,331)	(6,018)	673	0
Pay	UKRPI	3.750	Maturity	04/15/2031		22,000	(4)	(2,816)	(2,820)	158	0
Pay	UKRPI	4.066	Maturity	09/15/2031		16,000	0	(635)	(635)	156	0
Pay	UKRPI	3.566	Maturity	03/15/2036		12,250	0	(2,058)	(2,058)	92	0
Pay	UKRPI	3.580	Maturity	03/15/2036		30,440	(159)	(4,830)	(4,989)	228	0

							$5,974	$(71,833)	$(65,859)	$6,527	$(2,539)

Total Swap Agreements							$6,002	$(71,760)	$(65,758)	$6,528	$(2,539)

(j)

Securities with an aggregate market value of $69,868 and cash of $14,069 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $33 for closed futures and unsettled variation margin liability of $(210) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	TWD	493		$18	$0	$0
	01/2022		$138	CNY	889	2	0
	01/2022		1,745	GBP	1,316	37	0
	01/2022		2,252	MXN	46,886	35	0
	02/2022	INR	1,545		$20	0	0
	02/2022		$94	PLN	362	0	(5)
	03/2022	MXN	48,472		$2,306	0	(37)
	03/2022	SGD	31		22	0	0
	03/2022		$129	MXN	2,682	0	0
	04/2022	DKK	597,326		$94,288	2,681	(10)
BPS	01/2022	GBP	3,221		4,247	0	(113)
	01/2022	IDR	13,240,359		914	0	(16)
	01/2022	JPY	381,600		3,368	50	0
	01/2022	MXN	46,886		2,290	3	0
	01/2022	NZD	21,261		14,368	0	(194)
	01/2022		$1,576	EUR	1,393	10	0
	01/2022		2,546	GBP	1,916	47	0
	01/2022		22	RUB	1,624	0	(1)
	02/2022	INR	2,718		$36	0	0
	04/2022	DKK	512,445		78,443	194	(349)
BRC	01/2022		$2,188	GBP	1,651	46	0
	01/2022		168	TRY	2,353	9	0
CBK	02/2022	PEN	32,683		$8,006	0	(167)
	02/2022		$60,047	NOK	544,230	1,702	0
	02/2022		73	PLN	278	0	(4)
	03/2022		79	RUB	5,929	0	(1)
	04/2022	DKK	620,630		$96,706	1,679	(165)
	04/2022	MXN	141		6	0	0
	04/2022		$5,298	DKK	34,725	28	0
DUB	01/2022		12,247	CNH	78,334	63	0
	02/2022	INR	2,577		$34	0	(1)
	02/2022		$212	PLN	862	1	0
	02/2022		44	RUB	3,236	0	(1)
GLM	01/2022	CAD	76,268		$59,541	0	(752)
	01/2022	CNH	55		9	0	0
	01/2022	GBP	3,652		4,874	0	(69)
	01/2022		$4,515	GBP	3,349	18	0
	01/2022		165	RUB	11,987	0	(5)
	02/2022	SEK	5,555		$630	16	0
	02/2022		$73	RUB	5,395	0	(1)
	03/2022		22		1,628	0	0
HUS	01/2022	CNH	30,279		$4,706	0	(52)
	01/2022	GBP	3,131		4,154	0	(84)
	01/2022	TWD	6,213		224	0	(1)
	01/2022		$60,230	AUD	84,489	1,241	0
	01/2022		5,219	EUR	4,602	20	0
	01/2022		20,621	GBP	15,447	288	0
	02/2022		108	RUB	7,839	0	(4)
	03/2022	SGD	98		$72	0	(1)
	03/2022		$53	RUB	3,969	0	0
	04/2022	DKK	74,800		$11,689	216	0
	04/2022		$19,845	DKK	126,955	0	(373)
JPM	01/2022	AUD	463		$333	0	(4)
	01/2022	CNH	42,550		6,642	0	(45)
	01/2022	IDR	2,559,248		177	0	(2)
	01/2022	JPY	1,806,622		15,891	185	0
	01/2022		$509	CNY	3,278	6	0
	01/2022		5,664	EUR	5,003	32	0
	02/2022	INR	2,604		$34	0	(1)
	03/2022	KRW	539,184		456	3	0
	03/2022	SGD	127		92	0	(2)
	04/2022	DKK	200,125		30,652	24	(68)
MYI	01/2022	AUD	27,167		19,612	0	(154)
	01/2022	IDR	6,972,081		480	0	(10)
	01/2022		$1,039	GBP	777	13	0
	04/2022	DKK	1,750,694		$276,317	7,795	0
NAB	01/2022	JPY	2,626,016		23,145	316	0
	02/2022		2,626,312		22,811	0	(25)
RBC	01/2022		3,146,209		27,598	246	0
SCX	01/2022	AUD	1,461		1,042	0	(21)
	01/2022	CNH	16,650		2,590	0	(27)
	01/2022	GBP	210,280		278,439	0	(6,185)
	01/2022		$381	CNY	2,440	2	0
	02/2022	GBP	221,304		$299,725	198	0
TOR	01/2022	AUD	4,373		3,130	0	(51)
	01/2022	CAD	43,582		33,990	0	(463)
	01/2022	EUR	784,999		884,901	0	(8,820)
	01/2022		$34,228	CAD	43,235	0	(49)
	02/2022	CAD	43,236		$34,228	48	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

	02/2022	EUR	774,001		880,697		0	(1,014)
	03/2022	MXN	137,301		6,480		0	(139)
UAG	01/2022	JPY	19,756,640		171,967		213	0
	01/2022	NZD	89,289		60,368		0	(786)
	01/2022		$36	RUB	2,646		0	(1)
	02/2022		384	MXN	8,129		10	0
	03/2022		65	RUB	4,956		0	0

Total Forward Foreign Currency Contracts							$17,477	$(20,273)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	34,090	$26	$4,897
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	35,670	2,705	5,120
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	18,730	1,398	2,689
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	32,700	2,030	1,547
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	31,090	2,267	4,502
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	67,300	4,227	2,954

Total Purchased Options							$12,653	$21,709

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	45,200	$(52)	$(10)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	16,200	(21)	(10)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	5,500	(8)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	12,200	(19)	(4)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	15,000	(20)	(11)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	43,800	(51)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	22,800	(25)	(6)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	17,500	(22)	(11)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	12,800	(69)	(4)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	800	(4)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	1,400	(10)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	6,000	(28)	(12)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	12,600	(18)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	5,400	(8)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	29,700	(29)	(14)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	47,700	(63)	(16)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	12,100	(15)	(4)
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	12,200	(13)	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	5,100	(28)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	1,700	(2)	0
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	6,100	(30)	(2)
	Put - OTC CDX.HY-37 5-Year Index		Sell	96.000	03/16/2022	4,700	(19)	(4)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	21,900	(24)	(7)
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	3,800	(16)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	22,400	(22)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	18,300	(20)	(6)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	18,600	(21)	(4)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	16,500	(28)	(10)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	14,500	(18)	(4)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	14,800	(22)	(9)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	14,500	(19)	(8)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	2,600	(14)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	24,300	(30)	(8)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	14,000	(18)	(3)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	14,800	(28)	(9)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	14,300	(18)	(8)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	18,500	(29)	(13)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	13,600	(16)	(9)

							$(897)	$(214)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(229)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(191)	0

$(3,614)	$(229)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	101,780	$0	$(5,766)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	106,320	(2,630)	(6,045)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	56,780	(1,391)	(3,229)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	161,100	(2,030)	(1,595)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.526)	11/17/2022	680,000	(1,057)	(155)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	92,900	(2,254)	(5,263)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	328,400	(4,335)	(3,369)

$(13,697)	$(25,422)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	2,100	$(10)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	2,100	(6)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	1,500	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	2,500	(14)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	2,600	(15)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	3,300	(16)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	2,500	(9)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	2,600	(10)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	3,300	(10)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	2,600	(10)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	700	(1)	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	1,400	(4)	(3)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	1,200	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	1,600	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	1,700	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	2,300	(10)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	2,200	(8)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	2,200	(8)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	2,300	(6)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	2,300	(8)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	2,300	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	2,100	(4)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	1,600	(2)	(1)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	5,400	(14)	(13)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	5,000	(14)	(11)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	5,400	(11)	(12)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	5,000	(14)	(11)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	5,000	(11)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	8,400	(42)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	6,200	(29)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	5,500	(22)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	8,400	(31)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	5,700	(26)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	3,400	(10)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	6,200	(17)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	5,400	(9)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	5,500	(14)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	5,500	(10)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	4,700	(16)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	8,500	(34)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	5,500	(18)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	5,900	(24)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	7,400	(20)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	10,500	(32)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	12,800	(40)	(26)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	6,700	(19)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	13,200	(34)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	5,100	(13)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	4,600	(14)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	5,600	(17)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	4,600	(7)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	5,600	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	4,100	(14)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	3,600	(11)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	8,800	(27)	(35)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	3,400	(4)	(2)

$(802)	$(369)

Total Written Options	$(19,010)	$(26,234)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$103	$77	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$50,000	$330	$(2,590)	$0	$(2,260)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.110%	Maturity	03/07/2022	$150,000	$0	$(178)	$0	$(178)
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.090%	Maturity	01/06/2022	172,200	0	325	495	(170)
JPM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.000%	Maturity	01/21/2022	120,000	0	776	776	0
	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.090%	Maturity	01/21/2022	7,900	0	38	38	0
MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.090%	Maturity	01/13/2022	184,000	0	750	750	0

								$0	$1,711	$2,059	$(348)

Total Swap Agreements								$304	$(776)	$2,136	$(2,608)

(l)

Securities with an aggregate market value of $14,720 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$661,203	$0		$661,203
Industrials						0	5,127	0		5,127
Utilities						0	2,303	0		2,303
U.S. Government Agencies						0	617,078	0		617,078
U.S. Treasury Obligations						0	12,079,095	0		12,079,095
Non-Agency Mortgage-Backed Securities						0	268,192	0		268,192
Asset-Backed Securities						0	793,511	0		793,511
Sovereign Issues						0	1,302,114	0		1,302,114
Preferred Securities
Banking & Finance						0	8,284	0		8,284
Utilities						0	0	52,243		52,243
Short-Term Instruments
Repurchase Agreements						0	15,387	0		15,387
U.S. Treasury Bills						0	391	0		391

						$0	$15,752,685	$52,243		$15,804,928
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$30,142	$0	$0		$30,142

Total Investments						$30,142	$15,752,685	$52,243		$15,835,070

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						1,549	7,612	0		9,161
Over the counter						0	41,322	0		41,322

						$1,549	$48,934	$0		$50,483
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(1,229)	(6,101)	0		(7,330)
Over the counter						0	(49,115)	0		(49,115)

						$(1,229)	$(55,216)	$0		$(56,445)

Total Financial Derivative Instruments						$320	$(6,282)	$0		$(5,962)

Totals						$30,462	$15,746,403	$52,243		$15,829,108

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 159.5% ¤
CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 5.6%
American Tower Corp. 3.000% due 06/15/2023		$161	$166
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		68	66
3.950% due 07/01/2024		643	674
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(c)(d)	EUR	400	484
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,367	1,397
Crown Castle International Corp. 3.150% due 07/15/2023		2,734	2,817
Five Corners Funding Trust 4.419% due 11/15/2023		100	106
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,046	1,063
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	2,117
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	5,906	849
1.000% due 10/01/2050		56,581	8,266
1.000% due 10/01/2053		16,511	2,346
1.500% due 10/01/2053		29,100	4,324
2.000% due 10/01/2053		5,100	785
2.500% due 10/01/2047		2	0
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		$200	202
3.406% due 02/28/2022		800	802
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		1,528	1,553
4.519% due 06/25/2024 •		965	1,010
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		161	163
3.450% due 03/15/2023		80	82
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	2,416	348
1.000% due 10/01/2050		61,788	9,045
1.500% due 10/01/2053		6,000	894
Nykredit Realkredit A/S
0.500% due 10/01/2043		32,289	4,640
1.000% due 10/01/2050		87,841	12,836
1.000% due 10/01/2053		4,700	675
1.500% due 10/01/2053		59,000	8,811
2.000% due 10/01/2053		2,100	323
2.500% due 10/01/2047		2	0
Realkredit Danmark A/S
1.000% due 10/01/2050		19,900	2,903
1.000% due 10/01/2053		52,744	7,510
1.500% due 10/01/2053		14,000	2,091
2.000% due 10/01/2053		100	15
2.500% due 04/01/2047		8	1
UniCredit SpA 7.830% due 12/04/2023		$3,740	4,172

			83,536

INDUSTRIALS 0.2%
Charter Communications Operating LLC 4.464% due 07/23/2022		241	245
Discovery Communications LLC 2.950% due 03/20/2023		43	44
Energy Transfer LP 3.600% due 02/01/2023		80	82
Enterprise Products Operating LLC 3.350% due 03/15/2023		161	165
Imperial Brands Finance PLC
3.500% due 02/11/2023		200	204
3.750% due 07/21/2022		200	202
Mitsubishi Corp. 2.625% due 07/14/2022		400	404

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Panasonic Corp. 2.536% due 07/19/2022	400	403
RELX Capital, Inc. 3.500% due 03/16/2023	80	82
Suntory Holdings Ltd. 2.550% due 06/28/2022	500	504
Toyota Tsusho Corp. 3.625% due 09/13/2023	800	833
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	151	159
VMware, Inc. 3.900% due 08/21/2027	161	175

		3,502

UTILITIES 0.1%
Duke Energy Corp. 2.400% due 08/15/2022	80	81
Petrobras Global Finance BV 5.093% due 01/15/2030	1,161	1,210

		1,291

Total Corporate Bonds & Notes (Cost $90,384)		88,329

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae 1.284% due 09/01/2044 - 10/01/2044 •	9	9
Freddie Mac
0.710% due 12/15/2037 •	53	54
1.752% due 09/01/2036 •	16	17
1.885% due 10/01/2036 •	19	20
1.946% due 07/01/2036 •	35	37
Ginnie Mae 0.382% due 08/20/2068 •	1,520	1,496
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049	109	116
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2052	77,000	81,863

Total U.S. Government Agencies (Cost $83,669)		83,612

U.S. TREASURY OBLIGATIONS 96.9%
U.S. Treasury Bonds
1.625% due 11/15/2050 (f)	20,095	18,728
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022	35,406	35,924
0.125% due 07/15/2022 (h)	34,366	35,215
0.125% due 01/15/2023 (h)	72,294	74,668
0.125% due 07/15/2024	87,908	93,729
0.125% due 10/15/2024 (f)(h)	113,105	120,834
0.125% due 04/15/2025 (f)	89,105	95,342
0.125% due 10/15/2025 (f)	73,031	78,756
0.125% due 04/15/2026 (f)	64,609	69,751
0.125% due 07/15/2026	22,599	24,545
0.125% due 10/15/2026 (f)	152,966	166,419
0.125% due 01/15/2030 (j)	484	537
0.125% due 07/15/2030	1,151	1,289
0.125% due 01/15/2031	159	179
0.125% due 07/15/2031 (f)	44,330	49,873
0.125% due 02/15/2051	850	1,009
0.250% due 01/15/2025	49,755	53,318
0.375% due 07/15/2023	38,150	40,117
0.375% due 07/15/2025	45,133	49,035
0.375% due 01/15/2027	18,552	20,415
0.375% due 07/15/2027	18,324	20,339
0.500% due 04/15/2024 (f)	90,813	96,821
0.625% due 04/15/2023 (h)	44,189	46,199
0.625% due 01/15/2024 (f)	116,706	124,218
0.625% due 01/15/2026 (f)	94,210	103,503
0.625% due 02/15/2043 (j)	414	515
0.750% due 07/15/2028	16,533	18,945
0.750% due 02/15/2045	1,527	1,969
0.875% due 01/15/2029	1,753	2,028
1.000% due 02/15/2046	1,868	2,557
1.375% due 02/15/2044	88	126
1.750% due 01/15/2028	680	816
2.125% due 02/15/2040	2,297	3,521
2.125% due 02/15/2041	945	1,465

Total U.S. Treasury Obligations (Cost $1,428,067)		1,452,705

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Alliance Bancorp Trust 0.342% due 07/25/2037 •	1,728	1,659

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

AREIT Trust 2.784% due 04/15/2037 •		586	587
BCAP LLC Trust 2.865% due 04/26/2036 ~		303	272
Bear Stearns Adjustable Rate Mortgage Trust
3.004% due 07/25/2036 ^~		55	54
3.090% due 01/25/2035 ~		32	33
3.222% due 02/25/2036 ^~		132	131
Bear Stearns ALT-A Trust 2.603% due 05/25/2035 ~		557	562
Chase Mortgage Finance Trust 2.776% due 12/25/2035 ^~		9	8
Citigroup Mortgage Loan Trust
2.343% due 03/25/2034 ~		32	33
2.470% due 05/25/2035 •		1	1
Countrywide Alternative Loan Trust
0.322% due 06/25/2046 «•		1	0
5.500% due 11/25/2035 ^		48	46
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		92	94
6.000% due 04/25/2036		192	138
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •		30	29
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 0.802% due 10/25/2035 ^•		217	123
Credit Suisse Mortgage Capital Certificates 5.692% due 10/26/2036 ~		11	11
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		262	156
Great Hall Mortgages PLC
0.366% due 03/18/2039 •	GBP	46	62
0.386% due 06/18/2038 •		46	61
GS Mortgage Securities Trust 4.592% due 08/10/2043		$108	107
GSR Mortgage Loan Trust
2.749% due 09/25/2035 ~		7	7
2.873% due 01/25/2036 ^~		39	41
HarborView Mortgage Loan Trust 0.544% due 05/19/2035 •		226	218
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	3,220	4,371
HomeBanc Mortgage Trust 0.642% due 10/25/2035 •		$11	11
IndyMac INDX Mortgage Loan Trust 0.662% due 07/25/2035 •		1,760	1,433
Residential Asset Securitization Trust
0.502% due 05/25/2035 •		666	474
5.750% due 03/25/2037 ^		208	102
Structured Adjustable Rate Mortgage Loan Trust 3.023% due 03/25/2036 ^~		107	97
Structured Asset Mortgage Investments Trust 0.522% due 04/25/2036 •		5	5
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	2,815	3,841
WaMu Mortgage Pass-Through Certificates Trust 3.145% due 08/25/2036 ^~		$6	6
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		46	44
Wells Fargo Mortgage-Backed Securities Trust 2.602% due 10/25/2036 ~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $14,596)			14,820

ASSET-BACKED SECURITIES 7.6%
ACE Securities Corp. Home Equity Loan Trust
1.227% due 04/25/2035 •		1,144	1,145
1.902% due 06/25/2034 •		18	18
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	300	341
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		$4,100	4,090
Ares European CLO 0.660% due 10/15/2030 •	EUR	600	682
Argent Mortgage Loan Trust 0.582% due 05/25/2035 •		$356	338
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	400	455
Babson Euro CLO DAC 0.272% due 10/25/2029 •		55	62
Bain Capital Euro DAC 0.740% due 01/20/2032 •		1,200	1,364
Benefit Street Partners CLO Ltd. 1.152% due 01/17/2032 •		$1,100	1,101
BlueMountain Fuji EUR CLO DAC 0.910% due 01/15/2033 •	EUR	3,200	3,646

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,139
CIT Mortgage Loan Trust
1.453% due 10/25/2037 •		$682	686
1.603% due 10/25/2037 •		400	407
Citigroup Mortgage Loan Trust
0.372% due 05/25/2037 •		3,400	3,248
0.562% due 12/25/2036 •		40	34
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2036 •		1,046	1,028
Countrywide Asset-Backed Certificates
0.242% due 05/25/2035 •		77	77
0.242% due 07/25/2037 •		370	357
0.292% due 11/25/2037 •		5,185	5,031
0.302% due 09/25/2037 •		94	89
0.352% due 03/25/2037 •		965	939
0.582% due 05/25/2036 •		3,472	3,128
5.805% due 04/25/2036 ^~		452	439
Crestline Denali CLO Ltd. 1.162% due 04/20/2030 •		1,000	1,000
Elevation CLO Ltd. 1.080% due 10/25/2030 •		4,000	3,994
First Franklin Mortgage Loan Trust
0.212% due 12/25/2037 •		1,953	1,925
0.807% due 11/25/2036 •		2,332	2,308
0.972% due 09/25/2035 •		3,696	3,695
Fremont Home Loan Trust
0.237% due 10/25/2036 •		527	508
0.837% due 07/25/2035 •		37	37
GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •		3,000	2,996
GSAMP Trust
0.837% due 09/25/2035 ^•		34	34
1.077% due 03/25/2035 ^•		497	490
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	800	908
Home Equity Asset Trust 1.172% due 10/25/2035 •		$1,500	1,497
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		456	398
HSI Asset Securitization Corp. Trust 0.642% due 02/25/2036 •		402	400
IndyMac INDB Mortgage Loan Trust 0.242% due 07/25/2036 •		3,927	1,481
KKR CLO Ltd. 1.074% due 07/15/2030 •		800	799
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,590	2,724
Lehman XS Trust 4.546% due 06/25/2036 þ		1,137	1,233
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		666	666
Long Beach Mortgage Loan Trust 0.222% due 08/25/2036 •		327	173
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	486	554
Magnetite Ltd. 1.023% due 11/15/2028 •		$1,600	1,598
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	484	551
MASTR Asset-Backed Securities Trust 0.442% due 06/25/2036 •		$1,072	1,030
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2037 •		5,922	2,561
0.822% due 05/25/2036 •		59	59
MidOcean Credit CLO 1.210% due 02/20/2031 •		700	700
Mountain View CLO Ltd. 0.942% due 10/13/2027 •		712	712
NovaStar Mortgage Funding Trust 0.808% due 01/25/2036 •		1,011	1,011
Ocean Trails CLO 0.924% due 07/15/2028 •		1,347	1,346
Octagon Investment Partners Ltd. 1.156% due 02/14/2031 •		1,200	1,199
OZLM Ltd. 1.232% due 10/20/2031 •		400	400
Palmer Square Loan Funding Ltd. 0.928% due 10/15/2029 •		700	700
Popular ABS Mortgage Pass-Through Trust 1.827% due 06/25/2035 •		1,349	1,378
Rad CLO Ltd. 1.321% due 07/24/2032 •		4,300	4,300
Renaissance Home Equity Loan Trust 1.202% due 09/25/2037 •		3,334	1,811

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Residential Asset Securities Corp. Trust
0.382% due 09/25/2036 •		3,500	3,444
0.582% due 08/25/2036 •		1,483	1,385
Securitized Asset-Backed Receivables LLC Trust
0.602% due 05/25/2036 •		4,088	2,813
0.777% due 10/25/2035 •		6,700	6,688
Sound Point CLO Ltd. 1.114% due 01/23/2029 •		592	592
Soundview Home Loan Trust 0.302% due 06/25/2037 •		3,444	3,008
Specialty Underwriting & Residential Finance Trust 0.262% due 09/25/2037 •		7,821	5,250
Structured Asset Securities Corp. 0.762% due 02/25/2035 •		38	38
Structured Asset Securities Corp. Mortgage Loan Trust 0.672% due 10/25/2036 •		1,079	1,074
Symphony CLO Ltd.
1.004% due 04/15/2028 •		318	318
1.077% due 07/14/2026 •		305	305
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		4,300	4,310
TCW CLO Ltd. 1.124% due 04/25/2031 •		3,800	3,794
Telos CLO Ltd. 1.072% due 04/17/2028 •		139	139
TICP CLO Ltd. 0.972% due 04/20/2028 •		816	816
Venture CLO Ltd.
1.004% due 04/15/2027 •		1,088	1,088
1.004% due 07/15/2027 •		282	282
Vibrant CLO Ltd. 1.172% due 09/15/2030 •		1,000	1,001
Wells Fargo Home Equity Asset-Backed Securities Trust 2.502% due 12/25/2034 •		563	577
Wind River CLO Ltd. 0.994% due 10/15/2027 •		4	4

Total Asset-Backed Securities (Cost $111,202)			113,946

SOVEREIGN ISSUES 9.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		541	175
1.125% due 07/09/2035 þ		354	109
Australia Government International Bond
1.250% due 02/21/2022	AUD	8,259	6,018
3.000% due 09/20/2025		8,211	6,914
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	5,396	27
Canada Government Real Return Bond 4.250% due 12/01/2026 (b)	CAD	4,480	4,469
Denmark Government International Bond 0.100% due 11/15/2023 (b)	DKK	15,640	2,528
France Government International Bond 2.100% due 07/25/2023 (b)	EUR	2,256	2,756
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)		21,164	26,190
1.400% due 05/26/2025 (b)		30,415	37,629
Japan Government International Bond
0.005% due 03/10/2031 (b)	JPY	434,180	3,924
0.100% due 03/10/2028 (b)		1,123,517	10,109
0.100% due 03/10/2029 (b)		1,747,985	15,796
Mexico Government International Bond 4.500% due 11/22/2035 (b)	MXN	6,052	339
New Zealand Government International Bond 3.000% due 09/20/2030	NZD	11,878	9,963
Peru Government International Bond 5.940% due 02/12/2029	PEN	3,941	1,013
Qatar Government International Bond 3.875% due 04/23/2023		$1,448	1,506
Saudi Government International Bond 4.000% due 04/17/2025		2,469	2,664
United Kingdom Gilt 0.125% due 03/22/2024 (b)	GBP	3,605	5,341

Total Sovereign Issues (Cost $137,924)			137,470

		SHARES
COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Hilton Worldwide Holdings, Inc. (a)		14,736	2,299
Marriott International, Inc. 'A' (a)		14,736	2,435

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Total Common Stocks (Cost $3,547)		4,734

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(c)	917,000	1,021

Total Preferred Securities (Cost $917)		1,021

REAL ESTATE INVESTMENT TRUSTS 32.9%
REAL ESTATE 32.9%
Agree Realty Corp.	113,657	8,111
American Assets Trust, Inc.	125,797	4,721
American Campus Communities, Inc.	102,628	5,880
American Homes 4 Rent 'A'	339,294	14,797
American Tower Corp.	51,248	14,990
Americold Realty Trust	100,388	3,292
AvalonBay Communities, Inc.	121,143	30,600
Boston Properties, Inc.	68,094	7,843
Camden Property Trust	51,592	9,218
Crown Castle International Corp.	20,428	4,264
CubeSmart	137,534	7,827
Digital Realty Trust, Inc.	38,096	6,738
Duke Realty Corp.	302,624	19,864
Equinix, Inc.	4,404	3,725
Equity LifeStyle Properties, Inc.	193,748	16,984
Essential Properties Realty Trust, Inc.	58,877	1,697
Essex Property Trust, Inc.	25,665	9,040
Extra Space Storage, Inc.	7,457	1,691
First Industrial Realty Trust, Inc.	151,956	10,060
Gaming and Leisure Properties, Inc.	143,527	6,984
Healthcare Realty Trust, Inc.	147,772	4,676
Healthpeak Properties, Inc.	175,009	6,316
Host Hotels & Resorts, Inc. (a)	189,873	3,302
Hudson Pacific Properties, Inc.	147,034	3,633
Invitation Homes, Inc.	751,193	34,059
Kilroy Realty Corp.	63,015	4,188
Kimco Realty Corp.	127,209	3,136
Life Storage, Inc.	63,241	9,687
Medical Properties Trust, Inc.	527,756	12,471
MGM Growth Properties LLC	785,942	32,106
Mid-America Apartment Communities, Inc.	26,692	6,124
Prologis, Inc.	16,757	2,821
Public Storage	19,319	7,236
Regency Centers Corp.	36,159	2,725
Retail Opportunity Investments Corp.	158,285	3,102
Rexford Industrial Realty, Inc.	119,323	9,678
Ryman Hospitality Properties, Inc. (a)	82,000	7,541
SBA Communications Corp.	37,109	14,436
Simon Property Group, Inc.	134,167	21,436
SITE Centers Corp.	213,608	3,381
Sun Communities, Inc.	162,498	34,120
Sunstone Hotel Investors, Inc. (a)	200,716	2,354
Terreno Realty Corp.	71,203	6,073
UDR, Inc.	139,435	8,365
Ventas, Inc.	197,072	10,074
VICI Properties, Inc.	782,028	23,547
Vornado Realty Trust	117,900	4,935
Welltower, Inc.	172,476	14,793
WP Carey, Inc.	115,527	9,479

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Total Real Estate Investment Trusts (Cost $345,704)		494,120

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		658

Total Short-Term Instruments (Cost $658)		658

Total Investments in Securities (Cost $2,216,668)		2,391,415

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	95,714	930

Total Short-Term Instruments (Cost $929)		930

Total Investments in Affiliates (Cost $929)		930

Total Investments 159.6% (Cost $2,217,597)		$2,392,345
Financial Derivative Instruments (g)(i) 1.6%(Cost or Premiums, net $(6,585))		23,920
Other Assets and Liabilities, net (61.2)%		(917,517)

Net Assets 100.0%		$1,498,748

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$658	U.S. Treasury Notes 1.250% due 03/31/2028	$(671)	$658	$658

Total Repurchase Agreements	$(671)	$658	$658

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(187,782)	$(187,799)
0.080	12/06/2021	01/20/2022	(103,478)	(103,484)
CIB	0.080	11/09/2021	01/10/2022	(51,969)	(51,975)
DEU	0.080	11/09/2021	01/04/2022	(78,432)	(78,442)
0.090	12/06/2021	01/04/2022	(27,340)	(27,342)
JPS	(0.020)	12/14/2021	01/04/2022	(18,073)	(18,073)
(0.020)	12/15/2021	01/05/2022	(100,514)	(100,513)
0.010	12/02/2021	01/04/2022	(45,100)	(45,100)
STR	0.060	01/03/2022	01/04/2022	(157,462)	(157,462)
0.070	12/31/2021	01/03/2022	(140,569)	(140,570)

Total Reverse Repurchase Agreements	$(910,760)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.030%	12/16/2021	01/06/2022	$(24,072)	$(24,072)
GSC	0.090	12/31/2021	01/03/2022	(3,087)	(3,087)

Total Sale-Buyback Transactions	$(27,159)

(f)	Securities with an aggregate market value of $786,179 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(704,398) at a weighted average interest rate of 0.049%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	515	$146,838	$(149)	$0	$(14)
Call Options Strike @ EUR 113.500 on Euro-Schatz Bond March 2022 Futures (1)	02/2022	1,100	6	(1)	0	0
Euro-Bund 10-Year Bond March Futures	03/2022	168	32,778	(500)	0	(27)
U.S. Treasury 5-Year Note March Futures	03/2022	1,162	140,575	(94)	82	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	586	85,812	307	155	0

$(437)	$237	$(41)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note March Futures	03/2022	118	$(9,800)	$(14)	$23	$0
Australia Government 10-Year Bond March Futures	03/2022	40	(4,050)	0	44	0
Euro-Bobl March Futures	03/2022	302	(45,811)	357	14	0
Euro-BTP Italy Government Bond March Futures	03/2022	105	(17,574)	414	27	0
Euro-Buxl 30-Year Bond March Futures	03/2022	184	(43,309)	2,328	71	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	7	(1,300)	18	1	0
Euro-Schatz March Futures	03/2022	2,591	(330,472)	457	0	(15)
Japan Government 10-Year Bond March Futures	03/2022	19	(25,039)	73	43	0
U.S. Treasury 2-Year Note March Futures	03/2022	76	(16,581)	5	0	(4)
U.S. Treasury 10-Year Note March Futures	03/2022	826	(107,767)	(228)	0	(52)
U.S. Treasury 30-Year Bond March Futures	03/2022	840	(134,768)	(628)	0	(472)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	80	(15,770)	(10)	0	(125)
United Kingdom Long Gilt March Futures	03/2022	106	(17,920)	(29)	0	(57)

$2,743	$223	$(725)

Total Futures Contracts	$2,306	$460	$(766)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(2)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Barclays Bank PLC	(1.000)%	Quarterly	12/20/2022	0.248%	EUR	600	$4	$1	$5	$0	$0
General Electric Co.	1.000%	Quarterly	12/20/2023	0.299%	$700	(41)	51	10	0	0
$(37)	$52	$15	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(2)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,300	$(266)	$(29)	$(295)	$0	$(5)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,600	(629)	17	(612)	0	(11)

$(895)	$(12)	$(907)	$0	$(16)

INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/21/2023	GBP	135,500	$(174)	$(53)	$(227)	$35	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	1.184	Annual	03/21/2023	37,200	0	8	8	10	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	1.013	Annual	03/20/2024	135,500	114	195	309	0	(2)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Receive(7)	1-Day GBP-SONIO Compounded-OIS	1.248	Annual	03/20/2024		37,200	0	27	27	0	(1)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		11,800	372	(40)	332	0	(64)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	803,200	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		190,000	(4)	(22)	(26)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	(117)	(150)	6	0
Pay(7)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	45,500	0	(182)	(182)	0	(3)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(289)	(264)	6	0
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		$10,600	0	(80)	(80)	0	(6)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		5,700	0	(43)	(43)	0	(3)
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		2,200	0	103	103	11	0
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		1,200	0	32	32	6	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	803,200	0	(2)	(2)	0	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	10,200	0	638	638	5	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		3,500	(1)	217	216	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(865)	(921)	0	(42)
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(222)	(222)	0	(9)
Pay	CPURNSA	2.180	Maturity	01/19/2022		4,100	0	(180)	(180)	0	0
Pay	CPURNSA	2.200	Maturity	01/21/2022		10,100	0	(444)	(444)	0	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	844	844	0	(42)
Receive	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	248	246	0	(6)
Receive	CPURNSA	2.560	Maturity	05/08/2023		33,100	(5,377)	4,016	(1,361)	0	(28)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	136	136	0	(2)
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	198	198	0	(12)
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	137	137	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	91	91	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	208	209	0	(2)
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	5	5	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,129	1,129	0	(10)
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	527	527	0	(5)
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(635)	(615)	15	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		3,130	0	(195)	(195)	4	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(289)	(289)	5	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(297)	(297)	6	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,166)	(1,166)	27	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(202)	(203)	6	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(765)	(765)	16	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(746)	(741)	21	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,012)	(1,012)	16	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	2,271	2,292	0	(97)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		6,700	(3)	170	167	8	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	(33)	(28)	0	(12)
Receive	UKRPI	4.480	Maturity	09/15/2023	GBP	1,400	0	37	37	0	(17)
Pay	UKRPI	3.386	Maturity	11/15/2024		16,300	330	(1,337)	(1,007)	172	0
Pay	UKRPI	3.330	Maturity	01/15/2025		4,900	115	(467)	(352)	53	0
Receive	UKRPI	4.735	Maturity	12/15/2026		7,900	(104)	(65)	(169)	0	(63)
Pay	UKRPI	3.400	Maturity	01/15/2030		6,600	(3)	(897)	(900)	66	0
Pay	UKRPI	3.475	Maturity	08/15/2030		7,200	99	(1,219)	(1,120)	85	0
Pay	UKRPI	4.066	Maturity	09/15/2031		1,700	0	(67)	(67)	17	0
Pay	UKRPI	4.140	Maturity	10/15/2031		9,700	(114)	(138)	(252)	97	0
Pay	UKRPI	3.566	Maturity	03/15/2036		1,200	0	(202)	(202)	9	0
Pay	UKRPI	3.580	Maturity	03/15/2036		3,800	(23)	(600)	(623)	29	0

							$(4,788)	$(1,635)	$(6,423)	$733	$(428)

Total Swap Agreements							$(5,720)	$(1,595)	$(7,315)	$733	$(444)

(h)

Securities with an aggregate market value of $9,911 and cash of $2,775 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Future styled option.
(2)	Unsettled variation margin liability of $(52) for closed futures and unsettled variation margin liability of $(29) for closed swap agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

(7)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	$199	MXN	4,134	$3	$0
03/2022	MXN	4,134	$197	0	(3)
04/2022	DKK	62,621	9,876	275	(4)
BPS	01/2022	GBP	13,163	17,430	0	(387)
01/2022	JPY	52,300	462	7	0
01/2022	MXN	4,134	202	0	0
01/2022	$1,958	EUR	1,729	10	0
04/2022	DKK	72,550	$11,145	62	(45)
BRC	01/2022	JPY	3,405,500	30,015	410	0
02/2022	3,405,884	29,582	0	(33)
CBK	02/2022	$7,252	NOK	65,730	206	0
03/2022	PEN	5,236	$1,271	0	(37)
03/2022	$11	RUB	798	0	0
04/2022	DKK	113,791	$17,744	313	(23)
DUB	01/2022	$1,099	CNH	7,032	6	0
GLM	01/2022	CAD	9,207	$7,188	0	(91)
01/2022	$1,391	GBP	1,032	6	0
01/2022	6	RUB	437	0	0
03/2022	113	MYR	481	2	0
04/2022	DKK	7,330	$1,113	0	(11)
HUS	01/2022	CNH	2,240	348	0	(4)
01/2022	$7,270	AUD	10,198	150	0
01/2022	836	EUR	737	3	0
01/2022	1,237	GBP	932	25	0
04/2022	DKK	19,535	$3,059	63	0
04/2022	$1,992	DKK	12,745	0	(37)
JPM	01/2022	CNH	3,148	$491	0	(3)
01/2022	$753	EUR	665	4	0
04/2022	DKK	5,200	$797	4	(5)
MYI	01/2022	AUD	14,304	10,326	0	(81)
01/2022	NZD	15,623	10,663	0	(37)
04/2022	DKK	179,505	28,332	799	0
SCX	01/2022	CNH	1,232	192	0	(2)
01/2022	EUR	71,319	80,395	0	(801)
02/2022	68,188	77,588	0	(89)
02/2022	GBP	13,163	17,827	12	0
TOR	01/2022	AUD	3,316	2,373	0	(39)
01/2022	CAD	5,687	4,435	0	(60)
01/2022	$4,466	CAD	5,642	0	(6)
02/2022	CAD	5,642	$4,466	6	0
UAG	01/2022	NZD	10,752	7,251	0	(114)
01/2022	$3	RUB	214	0	0

Total Forward Foreign Currency Contracts	$2,366	$(1,912)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,900	$3	$560
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,890	449	846
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,810	210	403
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	4,200	261	199
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,700	270	536
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	8,700	546	382

Total Purchased Options	$1,739	$2,926

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	1,900	$(2)	$0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,200	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	1,600	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	1,600	(2)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	7,000	(8)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	2,000	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,000	(3)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	1,300	(7)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	400	(2)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	500	(4)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	300	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	1,400	(2)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	400	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	2,400	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	6,800	(9)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	1,800	(2)	(1)
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	3,900	(4)	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	600	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	300	0	0
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	500	(2)	0
	Put - OTC CDX.HY-37 5-Year Index		Sell	96.000	03/16/2022	700	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	2,700	(3)	(1)
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	400	(2)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	1,900	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	2,200	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	2,300	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,700	(3)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	2,100	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,800	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	2,100	(3)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	200	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	3,500	(4)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	2,000	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,500	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	2,100	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	2,500	(4)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	1,600	(2)	(1)

							$(108)	$(25)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	6,300	$(287)	$(31)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	36,100	(263)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	3,200	(22)	0

							$(572)	$(31)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,700	$0	$(663)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,640	(438)	(1,003)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	8,360	(205)	(475)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,800	(262)	(206)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.526)	11/17/2022	90,900	(141)	(21)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	11,200	(272)	(635)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	42,500	(561)	(436)

							$(1,879)	$(3,439)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		$98.578	01/06/2022		600	$(3)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		100.578	01/06/2022		600	(2)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052		100.297	03/07/2022		500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		97.859	01/06/2022		600	(4)	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	600	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	900	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	600	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	600	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	900	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	600	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	300	0	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	500	(1)	(1)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	400	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	600	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	600	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	500	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	500	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	700	(1)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	600	(1)	0

$(45)	$(18)

Total Written Options	$(2,604)	$(3,513)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	DWRTFT Index	338	0.454% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	$5,031	$0	$(2)	$0	$(2)
Receive	DWRTFT Index	9,609	0.454% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/07/2022	126,125	0	16,692	16,692	0
JPM	Receive	DWRTFT Index	6,682	0.454% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	99,471	0	(37)	0	(37)
Receive	DWRTFT Index	3,708	0.540% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	55,199	0	(56)	0	(56)
Receive	DWRTFT Index	7,498	0.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	111,618	0	(99)	0	(99)
MYI	Receive	DWRTFT Index	1,262	0.464% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	18,787	0	(7)	0	(7)
SOG	Receive	DWRTFT Index	3,862	0.479% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	57,491	0	(22)	0	(22)
UAG	Receive	DWRTFT Index	14,272	0.464% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	212,458	0	(80)	0	(80)

$0	$16,389	$16,692	$(303)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Host Hotels & Resorts, Inc.	368,300	0.244% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	$6,405	$0	$(1)	$0	$(1)
BPS	Receive	Aircastle Ltd.	80,558	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	4,373	0	28	28	0
	Receive	Alexandria Real Estate Equities, Inc.	2,663	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	570	0	26	26	0
	Receive	American Homes 4 Rent	123,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	5,188	0	184	184	0
	Receive	American Tower Corp.	41,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	11,317	0	723	723	0
	Receive	Americold Realty Trust	211,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	7,026	0	(67)	0	(67)
	Receive	Duke Realty Corp.	90,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	5,650	0	253	253	0
	Receive	Equity LifeStyle Properties, Inc.	156,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	13,386	0	334	334	0
	Receive	First Industrial Realty Trust, Inc.	41,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	2,617	0	106	106	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	2,505	0	134	134	0
	Receive	Invitation Homes, Inc.	288,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	12,433	0	615	615	0
	Receive	Regency Centers Corp.	63,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	4,591	0	191	191	0
	Receive	Rexford Industrial Realty, Inc.	41,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	3,122	0	211	211	0
	Receive	SBA Communications Corp.	17,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	6,205	0	403	403	0
	Receive	Sun Communities, Inc.	14,000	1.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	2,816	0	133	133	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

	Receive	Equinix, Inc.	8,000	1.534% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	6,537	0	225	225	0
	Receive	MGM Growth Properties LLC	100,000	1.534% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	3,757	0	378	378	0
	Receive	Prologis, Inc.	71,000	1.534% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	11,542	0	448	448	0
JPM	Receive	Prologis, Inc.	318,780	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	53,670	0	(17)	0	(17)
MYC	Receive	United States Treasury Inflation Indexed Bonds	0	0.090%	Maturity	01/13/2022	32,000	0	41	41	0
MYI	Receive	Crown Castle International Corp.	10,000	0.109% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	1,970	0	117	117	0
	Receive	Digital Realty Trust, Inc.	77,376	0.209% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	13,183	0	591	591	0
	Receive	Extra Space Storage, Inc.	23,299	0.309% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	4,996	0	286	286	0
	Receive	Public Storage	98,112	0.609% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	35,467	0	1,271	1,271	0
	Receive	Simon Property Group, Inc.	97,414	0.209% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	14,811	0	752	752	0
	Receive	Welltower, Inc.	62,693	0.309% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	5,200	0	176	176	0
	Receive	Equity Residential	275,667	0.444% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/01/2022	24,959	0	146	146	0
	Receive	Aircastle Ltd.	120,921	0.644% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	6,611	0	(4)	0	(4)
	Receive	Alexandria Real Estate Equities, Inc.	72,292	0.344% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	16,118	0	79	79	0
	Receive	Host Hotels & Resorts, Inc.	69,009	0.344% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	1,200	0	0	0	0

								$0	$7,762	$7,851	$(89)

Total Swap Agreements								$0	$24,151	$24,543	$(392)

(j)

Securities with an aggregate market value of $403 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83,536	$0	$83,536
Industrials	0	3,502	0	3,502
Utilities	0	1,291	0	1,291
U.S. Government Agencies	0	83,612	0	83,612
U.S. Treasury Obligations	0	1,452,705	0	1,452,705
Non-Agency Mortgage-Backed Securities	0	14,820	0	14,820
Asset-Backed Securities	0	113,946	0	113,946
Sovereign Issues	0	137,470	0	137,470
Common Stocks
Consumer Discretionary	4,734	0	0	4,734
Preferred Securities
Banking & Finance	0	1,021	0	1,021
Real Estate Investment Trusts
Real Estate	494,120	0	0	494,120
Short-Term Instruments
Repurchase Agreements	0	658	0	658

	$498,854	$1,892,561	$0	$2,391,415
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$930	$0	$0	$930

Total Investments	$499,784	$1,892,561	$0	$2,392,345

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	223	970	0	1,193
Over the counter	0	29,835	0	29,835

	$223	$30,805	$0	$31,028
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(113)	(1,097)	0	(1,210)
Over the counter	0	(5,817)	0	(5,817)

	$(113)	$(6,914)	$0	$(7,027)

Total Financial Derivative Instruments	$110	$23,891	$0	$24,001

Totals	$499,894	$1,916,452	$0	$2,416,346

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Short Asset Investment Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.7% ¤
CORPORATE BONDS & NOTES 55.9%
BANKING & FINANCE 35.1%
AerCap Ireland Capital DAC
3.500% due 05/26/2022	$12,324	$12,434
4.625% due 07/01/2022	5,545	5,654
Ally Financial, Inc.
4.125% due 02/13/2022	21,938	22,025
4.625% due 05/19/2022	5,448	5,529
American Express Co. 0.780% (US0003M + 0.620%) due 05/20/2022 ~	1,200	1,202
American Tower Corp. 2.250% due 01/15/2022	13,118	13,125
Athene Global Funding
1.444% (US0003M + 1.230%) due 07/01/2022 ~	44,340	44,581
4.000% due 01/25/2022	8,490	8,508
Avolon Holdings Funding Ltd. 3.625% due 05/01/2022	2,516	2,532
Banco Santander S.A. 1.254% (US0003M + 1.090%) due 02/23/2023 ~	6,730	6,790
Bank of America N.A. 3.335% due 01/25/2023 •	14,800	14,822
Bank of Nova Scotia 0.310% (SOFRRATE + 0.260%) due 09/15/2023 ~	4,200	4,196
Barclays PLC
1.586% (US0003M + 1.430%) due 02/15/2023 ~	4,500	4,505
1.746% (US0003M + 1.625%) due 01/10/2023 ~	36,250	36,258
4.610% due 02/15/2023 •	6,700	6,729
BPCE S.A. 0.490% (SOFRRATE + 0.440%) due 02/17/2022 ~	15,400	15,404
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~	9,000	9,005
CIT Group, Inc. 5.000% due 08/15/2022	6,800	6,960
Citigroup, Inc. 3.142% due 01/24/2023 •	31,085	31,125
CK Hutchison International Ltd. 2.875% due 04/05/2022	18,166	18,260
Cooperatieve Rabobank UA 0.951% (US0003M + 0.830%) due 01/10/2022 ~	6,500	6,501
Credit Agricole S.A. 1.551% (US0003M + 1.430%) due 01/10/2022 ~	1,450	1,450
Credit Suisse AG 0.430% (SOFRINDX + 0.380%) due 08/09/2023 ~	42,700	42,710
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	1,195	1,221
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	1,200	1,209
Danske Bank A/S
1.261% (US0003M + 1.060%) due 09/12/2023 ~	29,300	29,557
2.700% due 03/02/2022	2,800	2,811
5.000% due 01/12/2022	6,313	6,318
5.000% due 01/12/2023 •	2,050	2,052
DBS Group Holdings Ltd. 0.744% (US0003M + 0.620%) due 07/25/2022 ~	24,000	24,060
Deutsche Bank AG
0.550% due 11/08/2023 •	8,000	7,994
1.345% (US0003M + 1.190%) due 11/16/2022 ~	830	835
3.300% due 11/16/2022	25,500	26,034
5.000% due 02/14/2022	4,050	4,068
Discover Financial Services 3.850% due 11/21/2022	720	739
First Abu Dhabi Bank PJSC 1.072% (US0003M + 0.950%) due 04/16/2022 ~	26,400	26,455
GA Global Funding Trust 1.000% due 04/08/2024	15,400	15,259
General Motors Financial Co., Inc.
1.528% (US0003M + 1.310%) due 06/30/2022 ~	12,648	12,703
1.677% (US0003M + 1.550%) due 01/14/2022 ~	12,122	12,126
3.150% due 06/30/2022	4,318	4,367
3.450% due 04/10/2022	1,410	1,414
3.550% due 07/08/2022	2,020	2,050

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •	4,700	4,700
0.481% due 01/27/2023	30,103	30,034
0.914% (US0003M + 0.750%) due 02/23/2023 ~	786	790
Hana Bank
0.914% (US0003M + 0.700%) due 10/02/2022 ~	10,600	10,634
1.001% (US0003M + 0.800%) due 03/13/2023 ~	1,780	1,790
1.073% (US0003M + 0.875%) due 09/14/2022 ~	2,200	2,210
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	9,705	9,766
4.050% due 02/04/2022	29,785	29,868
HSBC Holdings PLC
1.633% (US0003M + 1.500%) due 01/05/2022 ~	1,750	1,750
3.262% due 03/13/2023 •	16,198	16,275
Hutchison Whampoa International Ltd.
3.250% due 11/08/2022	4,800	4,897
4.625% due 01/13/2022	16,180	16,195
Hyundai Capital Services, Inc.
3.000% due 03/06/2022	10,950	10,991
3.000% due 08/29/2022	10,483	10,631
International Bank for Reconstruction & Development 0.650% due 02/10/2026	50,000	48,760
International Lease Finance Corp.
5.875% due 08/15/2022	840	866
8.625% due 01/15/2022	4,334	4,345
JPMorgan Chase & Co.
0.630% (SOFRRATE + 0.580%) due 03/16/2024 ~	8,000	8,018
2.776% due 04/25/2023 •	31,848	32,054
3.207% due 04/01/2023 •	450	453
Kookmin Bank 0.994% (US0003M + 0.780%) due 04/03/2023 ~	8,400	8,443
MDGH - GMTN BV 5.500% due 03/01/2022	15,000	15,152
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	2,200	2,227
3.406% due 02/28/2022	14,071	14,096
Mitsubishi UFJ Financial Group, Inc. 0.888% (US0003M + 0.700%) due 03/07/2022 ~	1,300	1,301
Mizuho Financial Group, Inc. 0.962% (US0003M + 0.840%) due 07/16/2023 ~	44,300	44,424
Morgan Stanley
0.749% (SOFRRATE + 0.700%) due 01/20/2023 ~	5,542	5,543
1.524% (US0003M + 1.400%) due 10/24/2023 ~	8,113	8,185
MUFG Union Bank N.A. 0.760% (SOFRRATE + 0.710%) due 12/09/2022 ~	5,650	5,675
Nationwide Building Society 3.622% due 04/26/2023 •	5,058	5,100
NatWest Markets PLC 1.712% (SOFRRATE + 1.662%) due 09/29/2022 ~	45,000	45,441
New York Life Global Funding 0.410% (US0003M + 0.280%) due 01/21/2022 ~	6,000	6,001
Nissan Motor Acceptance Co. LLC
0.772% (US0003M + 0.650%) due 07/13/2022 ~	700	701
1.012% (US0003M + 0.890%) due 01/13/2022 ~	9,367	9,368
2.600% due 09/28/2022	27,616	27,910
2.650% due 07/13/2022	800	807
2.800% due 01/13/2022	3,014	3,015
NongHyup Bank 2.875% due 07/17/2022	7,050	7,124
NTT Finance Corp. 0.373% due 03/03/2023	13,700	13,647
Ontario Teachers' Cadillac Fairview Properties Trust 3.125% due 03/20/2022	1,800	1,806
ORIX Corp.
2.900% due 07/18/2022	33,592	33,985
3.200% due 01/19/2022	3,750	3,754
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	15,700	16,047
QNB Finance Ltd.
1.132% (US0003M + 1.000%) due 05/02/2022 ~	9,100	9,117
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	8,400	8,404
Santander Holdings USA, Inc. 3.700% due 03/28/2022	4,535	4,555
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	15,417	15,578
Standard Chartered PLC
1.282% (US0003M + 1.150%) due 01/20/2023 ~	10,050	10,054
4.247% due 01/20/2023 •	5,731	5,740
Sumitomo Mitsui Banking Corp. 4.850% due 03/01/2022	5,710	5,747
Sumitomo Mitsui Financial Group, Inc.
0.901% (US0003M + 0.780%) due 07/12/2022 ~	685	687
0.984% (US0003M + 0.860%) due 07/19/2023 ~	1,000	1,009
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	31,745	31,644

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

Synchrony Bank 3.000% due 06/15/2022	11,142	11,240
Synchrony Financial 2.850% due 07/25/2022	2,169	2,191
UBS AG 0.370% (SOFRRATE + 0.320%) due 06/01/2023 ~	11,000	10,999
UBS Group AG 3.491% due 05/23/2023	23,568	23,809
Woori Bank 1.002% (US0003M + 0.870%) due 02/01/2023 ~	1,500	1,507

		1,168,637

INDUSTRIALS 14.8%
7-Eleven, Inc. 0.625% due 02/10/2023	1,200	1,196
AbbVie, Inc.
3.250% due 10/01/2022	3,000	3,041
3.450% due 03/15/2022	8,417	8,425
Arrow Electronics, Inc. 3.500% due 04/01/2022	20,053	20,094
BAT Capital Corp.
1.036% (US0003M + 0.880%) due 08/15/2022 ~	30,088	30,167
2.764% due 08/15/2022	3,500	3,538
BAT International Finance PLC 3.250% due 06/07/2022	5,106	5,164
BMW U.S. Capital LLC 0.430% (SOFRINDX + 0.380%) due 08/12/2024 ~	16,800	16,851
Boeing Co.
1.167% due 02/04/2023	36,871	36,875
2.200% due 10/30/2022	13,198	13,330
BP Capital Markets America, Inc. 0.864% (US0003M + 0.650%) due 09/19/2022 ~	2,200	2,207
CenterPoint Energy Resources Corp. 0.673% (US0003M + 0.500%) due 03/02/2023 ~	11,700	11,676
Central Nippon Expressway Co. Ltd.
0.616% (US0003M + 0.460%) due 02/15/2022 ~	10,200	10,201
0.985% due 03/03/2022 •	13,760	13,775
2.849% due 03/03/2022	2,100	2,107
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~	900	920
4.464% due 07/23/2022	39,953	40,547
Cigna Corp. 0.613% due 03/15/2024	7,800	7,739
Constellation Brands, Inc. 3.200% due 02/15/2023	13,543	13,837
Daimler Finance North America LLC 1.056% (US0003M + 0.900%) due 02/15/2022 ~	37,900	37,934
Daimler Trucks Finance North America LLC 0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~	25,000	25,035
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~	46,000	46,016
ERAC USA Finance LLC 3.300% due 10/15/2022	3,355	3,426
Hyundai Capital America
1.150% due 11/10/2022	1,300	1,303
2.850% due 11/01/2022	6,220	6,329
3.000% due 06/20/2022	5,916	5,977
3.100% due 04/05/2022	4,735	4,767
Imperial Brands Finance PLC
3.500% due 02/11/2023	1,750	1,783
3.750% due 07/21/2022	10,568	10,686
Komatsu Finance America, Inc. 2.437% due 09/11/2022	500	505
Martin Marietta Materials, Inc. 0.650% due 07/15/2023	7,100	7,077
Panasonic Corp. 2.536% due 07/19/2022	18,645	18,795
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	10,454	10,682
Ryder System, Inc. 2.875% due 06/01/2022	3,900	3,930
SK Telecom Co. Ltd. 3.750% due 04/16/2023	200	207
Southern Co. 0.420% (SOFRRATE + 0.370%) due 05/10/2023 ~	600	599
Suntory Holdings Ltd. 2.550% due 06/28/2022	2,000	2,015
Thermo Fisher Scientific, Inc. 0.399% (SOFRRATE + 0.350%) due 04/18/2023 ~	29,700	29,669
Toyota Industries Corp. 3.110% due 03/12/2022	7,700	7,724
Verisk Analytics, Inc. 4.125% due 09/12/2022	2,719	2,781
VMware, Inc. 2.950% due 08/21/2022	4,500	4,554

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

Volkswagen Group of America Finance LLC
0.750% due 11/23/2022	419	419
2.900% due 05/13/2022	1,300	1,311
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	18,300	18,337

		493,551

UTILITIES 6.0%
AT&T, Inc.
0.690% (SOFRINDX + 0.640%) due 03/25/2024 ~	17,600	17,606
1.046% (US0003M + 0.890%) due 02/15/2023 ~	5,372	5,405
Atmos Energy Corp. 0.578% (US0003M + 0.380%) due 03/09/2023 ~	37,800	37,809
Duke Energy Corp.
0.300% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,000	12,989
0.851% (US0003M + 0.650%) due 03/11/2022 ~	3,700	3,704
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	2,729	2,751
KT Corp. 2.625% due 08/07/2022	6,150	6,208
Mississippi Power Co. 0.350% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	4,983
NextEra Energy Capital Holdings, Inc.
0.430% (US0003M + 0.270%) due 02/22/2023 ~	2,700	2,696
0.450% (SOFRRATE + 0.400%) due 11/03/2023 ~	37,000	37,006
Oklahoma Gas and Electric Co. 0.553% due 05/26/2023	4,500	4,472
Pacific Gas & Electric Co. 1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	28,600	28,647
Plains All American Pipeline LP 3.650% due 06/01/2022	497	500
Southern California Edison Co.
0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~	20,000	20,021
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~	15,000	15,014

		199,811

Total Corporate Bonds & Notes (Cost $1,864,158)		1,861,999

MUNICIPAL BONDS & NOTES 0.2%
WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.168% (US0001M) due 01/01/2042 ~	7,000	7,002

Total Municipal Bonds & Notes (Cost $7,000)		7,002

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
0.402% due 04/25/2036 - 06/25/2042 •	1,454	1,462
0.436% due 11/25/2044 - 09/25/2055 •	22,398	22,517
0.452% due 07/25/2036 - 06/25/2043 •	226	227
0.486% due 09/25/2049 •	7,603	7,607
0.502% due 02/25/2042 •	407	411
0.536% due 07/25/2046 - 08/25/2050 •	7,062	7,083
0.552% due 07/25/2049 - 08/25/2049 •	1,721	1,740
0.602% due 02/25/2042 •	291	295
0.622% due 03/25/2042 •	68	69
0.642% due 07/25/2037 •	59	60
0.652% due 10/25/2041 •	103	105
0.875% due 12/18/2026	35,000	34,131
0.886% due 05/25/2050 •	8,817	8,900
2.024% due 05/01/2038 •	3,698	3,886
Federal Home Loan Bank
0.620% due 12/09/2024 (b)	37,000	36,671
0.680% due 02/24/2026	10,800	10,540
0.750% due 02/24/2026 (b)	83,700	81,920
0.790% due 02/25/2026	34,500	34,171
0.960% due 03/05/2026 (b)	82,000	81,013
1.110% due 07/27/2026	6,667	6,604
Freddie Mac
0.406% due 05/15/2038 •	862	868
0.410% due 04/15/2037 •	310	312
0.416% due 05/15/2041 •	941	943
0.426% due 06/15/2040 •	1,905	1,906
0.436% due 10/15/2037 - 09/15/2044 •	35,856	36,100
0.440% due 07/15/2037 •	317	319
0.510% due 03/15/2040 - 11/15/2043 •	520	524
0.560% due 06/15/2049 •	3,594	3,623
0.610% due 08/15/2041 •	12	12
0.630% due 12/15/2041 •	339	345
0.650% due 10/22/2025 (b)	65,000	63,356
0.660% due 09/15/2037 - 11/15/2041 •	549	558
0.690% due 07/15/2037 •	423	431

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

0.710% due 11/15/2037 •	68	69
0.800% due 10/28/2026 (b)	30,000	29,193
1.000% due 09/15/2044 - 11/25/2050	34,431	34,227
1.060% due 01/15/2032 •	181	185
1.110% due 01/15/2039 •	42	44
1.599% due 05/15/2033 •	138	142
Ginnie Mae
0.281% due 06/20/2066 •	49	49
0.414% due 04/20/2037 •	784	787
0.450% due 06/20/2051 •	43,397	43,339
0.481% due 01/20/2068 •	131	131
0.519% due 07/20/2043 •	528	533
0.551% due 08/20/2065 •	746	749
0.554% due 06/20/2049 •	7,411	7,457
0.564% due 05/20/2049 •	2,122	2,126
0.581% due 12/20/2060 - 07/20/2064 •	258	259
0.651% due 04/20/2062 •	441	443
0.761% due 08/20/2061 •	27	28
0.781% due 10/20/2065 •	14	14
0.808% due 01/16/2040 •	916	930
0.831% due 08/20/2067 •	1,091	1,105
0.844% due 02/20/2040 •	719	729
0.851% due 02/20/2066 •	22	22
0.854% due 03/20/2040 •	2,140	2,173
0.874% due 04/20/2040 •	1,609	1,635
0.881% due 05/20/2066 •	3,644	3,691
0.904% due 03/20/2040 •	1,712	1,742
1.032% due 09/20/2067 •	1,143	1,154
2.240% due 06/20/2071 •	10,683	11,329
2.708% due 09/20/2066 ~	3,956	4,157

Total U.S. Government Agencies (Cost $604,193)		597,151

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Notes
0.750% due 11/15/2024 (b)(d)	68,400	68,026
1.000% due 12/15/2024 (b)	312,100	312,478

Total U.S. Treasury Obligations (Cost $381,021)		380,504

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	6,221	6,193
Brass PLC 0.855% due 11/16/2066 •	1,542	1,547
BX Commercial Mortgage Trust 0.840% due 10/15/2036 •	19,000	18,896
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	16,163	16,026
Commercial Mortgage Trust
3.421% due 07/10/2048	5,224	5,400
4.255% due 07/10/2045 ~	6,800	7,059
CRSNT Commercial Mortgage Trust 0.930% due 04/15/2036 •	15,000	14,974
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	6,333	6,515
3.718% due 08/15/2048	9,396	9,996
Gosforth Funding PLC 0.628% due 08/25/2060 •	1,096	1,097
GS Mortgage-Backed Securities Trust 0.900% due 01/25/2052 •	871	870
Hilton USA Trust 2.828% due 11/05/2035	10,000	10,009
J.P. Morgan Chase Commercial Mortgage Securities Trust 1.225% due 11/15/2038 •	12,400	12,384
JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	1,697	1,748
3.659% due 11/15/2045	1,078	1,103
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	2,974	2,982
MFA Trust 1.381% due 04/25/2065 ~	6,585	6,567
Morgan Stanley Bank of America Merrill Lynch Trust 2.918% due 02/15/2046	10,000	10,127
Natixis Commercial Mortgage Securities Trust 3.790% due 11/15/2032 ~	4,000	4,063
Onslow Bay Mortgage Loan Trust 1.957% due 10/25/2061 ~	14,548	14,507
RESIMAC Premier 0.801% due 07/10/2052 •	3,456	3,454
Towd Point HE Trust 0.918% due 02/25/2063 ~	5,801	5,780
Towd Point Mortgage Trust 2.250% due 11/25/2061 ~	7,538	7,639
UBS-Barclays Commercial Mortgage Trust 0.891% due 04/10/2046 •	13,115	13,081

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo-RBS Commercial Mortgage Trust
3.071% due 03/15/2045	19,789	20,067
3.337% due 06/15/2046	20,400	20,970

Total Non-Agency Mortgage-Backed Securities (Cost $224,709)		223,054

ASSET-BACKED SECURITIES 14.4%
American Money Management Corp. CLO Ltd.
1.096% due 11/10/2030 •	3,000	3,011
1.107% due 04/14/2029 •	4,527	4,526
AmeriCredit Automobile Receivables Trust
0.420% due 03/18/2024	4,528	4,528
0.600% due 12/18/2023	524	525
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •	8,600	8,579
Apidos CLO
1.022% due 07/18/2029 •	10,000	9,994
1.052% due 07/17/2030 •	5,200	5,194
Arch Street CLO Ltd. 1.132% due 10/20/2028 •	5,927	5,929
Ares CLO Ltd. 0.990% due 01/15/2029 •	1,100	1,098
ARI Fleet Lease Trust 0.590% due 11/15/2027 •	2,303	2,305
BHG Securitization Trust 0.900% due 10/17/2034	6,261	6,228
Carlyle Global Market Strategies CLO Ltd. 1.105% due 08/14/2030 •	23,000	22,983
CarMax Auto Owner Trust 0.490% due 06/15/2023	311	311
Catamaran CLO Ltd. 1.228% due 04/22/2030 •	16,515	16,453
Chesapeake Funding LLC
0.760% due 08/16/2032 •	6,284	6,309
0.870% due 08/16/2032	5,027	5,034
2.940% due 04/15/2031	4,879	4,915
Crestline Denali CLO Ltd. 1.162% due 04/20/2030 •	15,000	15,004
Dell Equipment Finance Trust 0.470% due 10/24/2022	2,373	2,375
DT Auto Owner Trust 1.140% due 01/16/2024	185	185
Enterprise Fleet Financing LLC 2.060% due 05/20/2025	1,627	1,641
Flagship Credit Auto Trust
0.700% due 04/15/2025	4,768	4,772
2.330% due 02/15/2024	110	110
Ford Credit Floorplan Master Owner Trust 0.710% due 09/15/2024 •	7,300	7,320
Foursight Capital Automobile Receivables Trust 0.400% due 04/15/2025	10,828	10,793
GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	3,067	3,068
0.690% due 10/16/2023	87	87
GM Financial Automobile Leasing Trust 0.504% due 10/20/2022 •	7	7
HPEFS Equipment Trust 0.650% due 07/22/2030	244	244
KKR CLO Ltd. 1.074% due 07/15/2030 •	27,000	26,967
LCM LP
1.086% due 07/19/2027 •	5,300	5,300
1.212% due 04/20/2031 •	2,000	1,999
Master Credit Card Trust 0.593% due 07/21/2024 •	5,125	5,141
MFA Trust 2.363% due 03/25/2060 þ	9,964	9,919
Navient Private Education Loan Trust 1.310% due 12/15/2028 •	4,553	4,572
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	10,954	10,915
1.580% due 04/15/2070	11,600	11,567
1.690% due 05/15/2069	3,652	3,656
3.130% due 02/15/2068	1,649	1,682
Navient Student Loan Trust 0.453% due 03/25/2067 •	6,773	6,776
Nelnet Student Loan Trust 1.420% due 04/20/2062	3,513	3,466
Nissan Master Owner Trust Receivables 0.670% due 02/15/2024 •	6,155	6,158
Ocean Trails CLO 0.924% due 07/15/2028 •	10,293	10,291
OSD CLO Ltd. 0.877% due 04/17/2031 •	15,950	15,950
Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •	23,100	23,083

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

1.024% due 10/24/2027 •	5,973	5,976
1.056% due 11/15/2026 •	1,866	1,868
1.102% due 04/20/2027 •	6,295	6,299
Pawnee Equipment Receivables 1.100% due 07/15/2027	16,400	16,313
PFS Financing Corp.
0.660% due 04/15/2024 •	6,000	6,006
1.210% due 06/15/2024	10,000	10,033
PHEAA Student Loan Trust 1.053% due 11/25/2065 •	3,871	3,868
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	1,570	1,575
Santander Retail Auto Lease Trust 1.690% due 01/20/2023	138	138
Saranac CLO Ltd. 1.259% due 08/13/2031 •	1,400	1,400
SLC Student Loan Trust
0.313% due 03/15/2027 •	541	540
0.323% due 06/15/2029 •	6,469	6,456
SLM Private Credit Student Loan Trust
0.513% due 12/15/2038 •	2,320	2,282
0.533% due 03/15/2024 •	624	623
SLM Student Loan Trust
0.264% due 10/25/2028 •	1,874	1,868
0.673% due 12/15/2027 •	2,707	2,707
0.753% due 12/15/2025 •	980	979
SMB Private Education Loan Trust 1.310% due 07/15/2027 •	1,035	1,036
SoFi Professional Loan Program LLC
0.953% due 07/25/2039 •	91	91
Sound Point CLO Ltd. 1.024% due 01/23/2029 •	27,390	27,389
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •	800	802
TCW CLO Ltd. 1.124% due 04/25/2031 •	2,000	1,997
Tesla Auto Lease Trust 0.550% due 05/22/2023	2,315	2,315
Towd Point Mortgage Trust
1.102% due 05/25/2058 •	1,467	1,474
3.750% due 05/25/2058 ~	16,911	17,515
Trinitas CLO Ltd. 1.154% due 10/25/2028 •	1,450	1,450
Upstart Securitization Trust 2.322% due 04/22/2030	224	225
Utah State Board of Regents
0.853% due 09/25/2056 •	2,018	2,011
0.853% due 01/25/2057 •	2,605	2,567
Venture CLO Ltd.
1.004% due 04/15/2027 •	5,239	5,238
1.146% due 09/07/2030 •	15,000	14,991
Wellfleet CLO Ltd. 1.022% due 04/20/2029 •	22,402	22,398
Westlake Automobile Receivables Trust 0.560% due 05/15/2024	6,732	6,735
World Omni Select Auto Trust 0.470% due 06/17/2024	1,674	1,674
Z Capital Credit Partners CLO Ltd. 1.072% due 07/16/2027 •	155	155

Total Asset-Backed Securities (Cost $481,017)		479,964

SOVEREIGN ISSUES 2.3%
Korea Development Bank
0.510% (US0003M + 0.350%) due 02/18/2023 ~	10,400	10,419
1.572% (US0003M + 1.450%) due 04/16/2023 ~	3,000	3,049
Korea Expressway Corp.
0.764% (US0003M + 0.640%) due 07/25/2022 ~	11,400	11,431
0.780% (US0003M + 0.600%) due 11/25/2022 ~	2,000	2,010
Korea National Oil Corp. 0.997% (US0003M + 0.875%) due 07/16/2023 ~	3,400	3,430
Kuwait International Government Bond 2.750% due 03/20/2022	39,000	39,234

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

Qatar Government International Bond 4.500% due 01/20/2022	5,585	5,601

Total Sovereign Issues (Cost $75,093)		75,174

SHORT-TERM INSTRUMENTS 3.9%
CERTIFICATES OF DEPOSIT 0.9%
Sumitomo Mitsui Banking Corp. 0.220% (SOFRRATE + 0.170%) due 09/06/2022 ~	31,000	30,991

COMMERCIAL PAPER 2.1%
International Flavors & Fragrances, Inc.
0.500% due 02/22/2022	23,800	23,789
0.500% due 02/25/2022	15,800	15,792
Parker-Hannifin Corp.
0.620% due 04/22/2022	17,100	17,075
0.750% due 03/03/2022	12,400	12,392

		69,048

REPURCHASE AGREEMENTS (a) 0.0%		1,010

MUNICIPAL BONDS & NOTES 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.237% due 06/01/2022	7,700	7,707
Metropolitan Transportation Authority, New York Revenue Notes, Series 2021 0.777% due 11/15/2022	20,900	20,919

Total Municipal Bonds & Notes (Cost $28,600)		28,626

Total Short-Term Instruments (Cost $129,634)		129,675

Total Investments in Securities (Cost $3,766,825)		3,754,523

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short Asset Portfolio	10,638,413	106,108
PIMCO Short-Term Floating NAV Portfolio III	19,088	185

Total Short-Term Instruments (Cost $106,920)		106,293

Total Investments in Affiliates (Cost $106,920)		106,293

Total Investments 115.9% (Cost $3,873,745)		$3,860,816
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $1,975)		(340)
Other Assets and Liabilities, net (15.9)%		(530,290)

Net Assets 100.0%		$3,330,186

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,010	U.S. Treasury Notes 1.250% due 03/31/2028	$(1,030)	$1,010	$1,010

Total Repurchase Agreements	$(1,030)	$1,010	$1,010

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.110%	12/31/2021	01/03/2022	$(588)	$(588)
DEU	0.020	12/15/2021	01/05/2022	(67,362)	(67,362)
JPS	0.040	12/28/2021	01/04/2022	(312,490)	(312,492)
0.130	12/20/2021	01/14/2022	(160,444)	(160,453)

Total Reverse Repurchase Agreements	$(540,895)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.120%	12/30/2021	01/05/2022	$(2,847)	$(2,847)
0.140	12/29/2021	01/05/2022	(8,831)	(8,831)
MSC	0.110	12/31/2021	01/03/2022	(1,496)	(1,496)

Total Sale-Buyback Transactions	$(13,174)

(b)	Securities with an aggregate market value of $556,841 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(125,122) at a weighted average interest rate of (0.005)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	1,644	$(358,675)	$216	$0	$(77)
U.S. Treasury 5-Year Note March Futures	03/2022	4,253	(514,513)	154	0	(299)

Total Futures Contracts	$370	$0	$(376)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$3,700	$93	$(1)	$92	$2	$0

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2021 (Unaudited)

CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	79,600	1,882	93	1,975	34	0

Total Swap Agreements	$1,975	$92	$2,067	$36	$0

(d)

Securities with an aggregate market value of $625 and cash of $11,093 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,168,637	$0	$1,168,637
Industrials	0	493,551	0	493,551
Utilities	0	199,811	0	199,811
Municipal Bonds & Notes
Washington	0	7,002	0	7,002
U.S. Government Agencies	0	597,151	0	597,151
U.S. Treasury Obligations	0	380,504	0	380,504
Non-Agency Mortgage-Backed Securities	0	223,054	0	223,054
Asset-Backed Securities	0	479,964	0	479,964
Sovereign Issues	0	75,174	0	75,174
Short-Term Instruments
Certificates of Deposit	0	30,991	0	30,991
Commercial Paper	0	69,048	0	69,048
Repurchase Agreements	0	1,010	0	1,010
Municipal Bonds & Notes	0	28,626	0	28,626

$0	$3,754,523	$0	$3,754,523
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$106,293	$0	$0	$106,293

Total Investments	$106,293	$3,754,523	$0	$3,860,816

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$36	$0	$36

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(376)	$0	$(376)

Total Financial Derivative Instruments	$0	$(340)	$0	$(340)

Totals	$106,293	$3,754,183	$0	$3,860,476

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9%
MUNICIPAL BONDS & NOTES 85.9%
ALABAMA 1.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2017 4.000% due 08/01/2047	$2,225	$2,257
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 0.450% (MUNIPSA) due 10/01/2052 ~	2,000	2,001
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	2,750	2,775
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	520

		7,553

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 0.350% (MUNIPSA) due 01/01/2046 ~	1,125	1,125
Arizona Industrial Development Authority Revenue Notes, Series 2021 1.500% due 07/01/2023	450	450
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,577
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	890
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,650	1,631

		6,673

CALIFORNIA 7.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
0.510% (MUNIPSA) due 04/01/2056 ~	1,000	1,000
0.550% (MUNIPSA) due 04/01/2056 ~	2,500	2,523
Buena Park, California Revenue Notes, Series 2021 0.325% due 07/01/2023	800	796
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 10/01/2052	2,000	2,310
California County Tobacco Securitization Agency Revenue Notes, Series 2020 4.000% due 06/01/2023	400	420
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	4,800	4,815
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2024	315	349
5.000% due 06/01/2025	440	505
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.450% (MUNIPSA) due 08/01/2047 ~	5,500	5,516
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.800% (MUNIPSA) due 12/01/2050 ~	2,000	2,026
California Public Finance Authority Revenue Bonds, Series 2017 0.030% due 08/01/2052	5,930	5,930
California Statewide Communities Development Authority Revenue Bonds, Series 2006 1.450% due 04/01/2028	1,000	1,006
Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2021 0.988% due 06/01/2024	2,000	1,989
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.337% due 06/01/2023	1,500	1,503
1.850% due 06/01/2031	2,000	2,003
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.664% (US0003M) due 06/01/2034 ~	2,250	2,245
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,493
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2023	625	667

		37,096

COLORADO 0.3%
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	750	760

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2026	550	647

		1,407

CONNECTICUT 4.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2022	2,030	2,089
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2024	1,000	1,106
5.000% due 05/01/2025	500	574
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,492
Connecticut State General Obligation Bonds, Series 2013 1.050% (MUNIPSA) due 03/01/2024 ~	1,980	2,002
Connecticut State General Obligation Notes, Series 2020 5.000% due 01/15/2025	650	739
Connecticut State General Obligation Notes, Series 2021 5.000% due 07/15/2022	1,235	1,267
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	2,000	2,003
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	1,000	1,009
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	4,790	5,037
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,026
5.000% due 07/15/2023	500	536

		20,880

DELAWARE 1.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	1,250	1,269
1.250% due 10/01/2040	4,500	4,509

		5,778

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	1,070	1,083

FLORIDA 3.1%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,483
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	821
Florida Department of Transportation State Revenue Notes, Series 2021 5.000% due 07/01/2023	500	535
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	581
5.000% due 10/01/2026	900	1,076
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	765
Florida State General Obligation Notes, Series 2016 5.000% due 06/01/2022	730	745
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	2,220	2,499
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,458
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	675	690
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2023	2,765	2,991
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2025 (b)	125	120

		15,764

GEORGIA 2.5%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	2,009
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,578
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	1,000	1,031
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,568
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2020 5.000% due 04/01/2024	450	496
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 0.896% (US0001M) due 08/01/2048 ~	1,090	1,099
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,586

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

Municipal Electric Authority of Georgia Revenue Notes, Series 2020
4.000% due 11/01/2023	1,150	1,224
5.000% due 01/01/2024	750	817
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2023	305	318
5.000% due 01/01/2024	100	109

		12,835

ILLINOIS 8.9%
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2023	500	532
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.708% due 12/01/2022	1,500	1,512
Chicago, Illinois General Obligation Bonds, Series 2002 5.250% due 01/01/2022	500	500
Chicago, Illinois General Obligation Bonds, Series 2003 5.000% due 01/01/2022	500	500
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	3,000	3,002
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2028	1,750	2,106
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	2,500	2,562
Cook County, Illinois General Obligation Notes, Series 2021 4.000% due 11/15/2027	2,250	2,635
Illinois Finance Authority Revenue Bonds, Series 2020 0.700% due 05/01/2040	1,700	1,699
Illinois Finance Authority Revenue Bonds, Series 2021 0.800% (MUNIPSA) due 05/01/2042 ~	1,500	1,504
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	898
Illinois Finance Authority Revenue Notes, Series 2021 5.000% due 08/15/2027	2,170	2,674
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	3,250	3,481
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	2,290	2,334
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,156
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,000	1,154
5.125% due 05/01/2022	1,250	1,270
Illinois State Revenue Bonds, Series 2016 4.000% due 06/15/2027	1,250	1,416
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	1,795	1,912
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,385	1,415
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	1,000	1,133
5.000% due 01/01/2026	750	879
Kane McHenry Cook &, Delaware Kalb Counties Unit School District No 300, Illinois General Obligation Notes, Series 2021 4.000% due 01/01/2023	1,000	1,036
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 5.000% due 06/15/2052	3,000	3,064
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025 (a)	1,375	1,457
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,064
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,500	1,891

		45,786

INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2009 0.080% due 11/01/2039	900	900
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	1,500	1,500
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,250	1,343

		3,743

IOWA 0.3%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.158% due 08/15/2032	1,700	1,700

KANSAS 1.0%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.569% (US0001M) due 09/01/2024 ~	5,150	5,190

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,672
Louisville and Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2021 3.000% due 10/14/2022	5,000	5,110

		7,782

LOUISIANA 1.5%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 0.600% due 05/01/2043	3,000	3,004
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	2,006
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	700	722
2.125% due 06/01/2037	2,000	2,064

		7,796

MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,045	1,225
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,128

		2,353

MASSACHUSETTS 2.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	2,350	2,371
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,134
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.600% (MUNIPSA) due 07/01/2038 ~	2,500	2,503
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	716
5.000% due 07/01/2023	750	802
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	1,710	1,946
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,354

		12,826

MICHIGAN 2.1%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.688% (US0003M) due 07/01/2032 ~	2,500	2,511
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	3,247	3,307
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,523
Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2024	600	650

		10,991

MINNESOTA 0.0%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 5.000% due 01/01/2022	250	250

MISSISSIPPI 1.0%
Lowndes County, Mississippi Revenue Bonds, Series 1992 6.800% due 04/01/2022	3,000	3,046
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	2,077

		5,123

MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2026	1,250	1,439

MONTANA 0.2%
Montana Facility Finance Authority Revenue Bonds, Series 2018 0.650% (MUNIPSA) due 08/15/2037 ~	955	956

NEBRASKA 0.7%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020
0.600% (MUNIPSA) due 05/15/2033 ~	2,500	2,500

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

5.000% due 11/15/2053	1,100	1,268

		3,768

NEVADA 0.6%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	1,700	1,726
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	1,500	1,506

		3,232

NEW JERSEY 4.6%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (b)	3,000	2,912
New Jersey Economic Development Authority Revenue Bonds, Series 2013 1.700% (MUNIPSA) due 03/01/2028 ~	3,500	3,540
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	1,250	1,496
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	850	857
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	2,500	2,867
5.000% due 06/01/2026	7,000	8,280
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	1,000	1,178
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	2,250	2,293

		23,423

NEW MEXICO 1.4%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,531
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,406

		6,937

NEW YORK 10.8%
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	2,500	3,162
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 0.834% (SOFRRATE) due 11/01/2032 ~	2,000	2,013
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.886% (US0001M) due 11/01/2026 ~	720	720
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2028	2,875	3,528
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,400	1,444
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	3,000	3,151
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2023	500	542
New York City Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2020 0.700% due 11/01/2060	3,000	3,004
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,787
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	1,500	1,510
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	1,000	1,264
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002 5.000% due 11/01/2022	2,500	2,601
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.060% due 06/15/2050	6,000	6,000
New York City, General Obligation Bonds, Series 2012 0.150% due 04/01/2042	5,000	5,000
New York City, General Obligation Bonds, Series 2015 0.060% due 06/01/2044	13,000	13,000
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 09/15/2022	2,600	2,688
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,086
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	750	813

		55,313

NORTH CAROLINA 0.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018 0.080% due 01/15/2048	1,500	1,500

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.466% (US0001M) due 12/01/2041 ~	1,500	1,502

		3,002

OHIO 0.9%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	1,000	1,013
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,442
5.000% due 11/15/2024	725	815
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016 5.000% due 12/01/2022	1,415	1,476

		4,746

OKLAHOMA 0.8%
University of Oklahoma Revenue Notes, (AGM Insured), Series 2021
5.000% due 07/01/2027	1,200	1,470
5.000% due 07/01/2028	1,345	1,690
5.000% due 07/01/2029	900	1,158

		4,318

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	521
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020 5.000% due 06/15/2024	250	278

		799

PENNSYLVANIA 5.7%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 0.384% (SOFRRATE) due 01/01/2032 ~	4,500	4,504
Commonwealth of Pennsylvania General Obligation Notes, Series 2020 5.000% due 05/01/2022	2,150	2,184
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	1,100	1,267
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	1,500	1,566
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 0.820% (MUNIPSA) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.109% (US0001M) due 08/15/2048 ~	1,500	1,509
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008 0.400% due 10/01/2023	2,280	2,277
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,064
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020 3.000% due 01/01/2022	720	720
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 10/15/2022	600	618
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.700% (MUNIPSA) due 12/01/2023 ~	3,300	3,320
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
3.000% due 12/01/2022	500	513
5.000% due 12/01/2025	750	881
5.000% due 12/01/2026	1,350	1,625
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 0.750% (MUNIPSA) due 09/01/2040 ~	3,500	3,524
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	975
4.000% due 07/01/2026	1,250	1,422

		29,469

SOUTH CAROLINA 1.5%
County Square Redevelopment Corp., South Carolina Revenue Notes, Series 2021 2.000% due 03/03/2022	2,000	2,006
Greenville County, South Carolina Revenue Notes, Series 2021
5.000% due 04/01/2028	515	637
5.000% due 04/01/2029	500	631
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 0.927% (US0001M) due 10/01/2048 ~	2,000	2,020
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,612

		7,906

SOUTH DAKOTA 0.5%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.706% due 06/01/2023	2,500	2,492

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

TENNESSEE 1.2%
Memphis, Tennessee Gas Revenue Notes, Series 2020 4.000% due 12/01/2022	500	518
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021
5.000% due 07/01/2022	2,000	2,048
5.000% due 07/01/2023	2,250	2,408
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,200	1,409

		6,383

TEXAS 8.4%
Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 02/15/2023	2,000	2,107
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	2,000	2,213
Del Valle Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 06/15/2023	2,230	2,383
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Notes, Series 2021
5.000% due 03/01/2027	500	608
5.000% due 03/01/2028	750	933
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	1,040	1,050
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 0.719% (US0001M) due 11/15/2046 ~	2,500	2,510
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,095	1,142
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	733
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	2,300	2,417
New Caney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 1.250% due 02/15/2050	1,600	1,630
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	737
North Texas Tollway Authority Revenue Notes, Series 2017 5.000% due 01/01/2022	975	975
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	2,071
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,655	1,699
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,502
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,281
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 0.894% due 08/01/2050	2,500	2,495
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 5.000% due 02/01/2026	2,500	2,939
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	1,500	1,533
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	2,500	2,593
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
0.836% (US0003M) due 12/15/2026 ~	2,575	2,596
1.586% (US0003M) due 12/15/2026 ~	1,500	1,500
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	495	576
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2025	1,000	1,157
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,106
5.000% due 10/15/2024	500	564

		43,050

UTAH 0.4%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	1,800	1,971

VIRGINIA 0.4%
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,135

WASHINGTON 3.4%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 0.300% (MUNIPSA) due 11/01/2045 ~	4,500	4,544
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.550% (MUNIPSA) due 11/01/2045 ~	2,500	2,509
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 0.590% (MUNIPSA) due 11/01/2046 ~	1,750	1,756
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.150% (MUNIPSA) due 01/01/2042 ~	2,500	2,512

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,900	2,075
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	3,500	4,269

		17,665

WEST VIRGINIA 0.8%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	1,000	1,017
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	1,716	1,758
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,250	1,262

		4,037

WISCONSIN 1.2%
Milwaukee, Wisconsin General Obligation Notes, Series 2019 5.000% due 04/01/2023	3,500	3,705
Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2023	325	346
5.000% due 06/01/2025	395	454
5.000% due 06/01/2026	550	652
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	347
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	794

		6,298

Total Municipal Bonds & Notes (Cost $435,463)		441,948

SHORT-TERM INSTRUMENTS 9.0%
REPURCHASE AGREEMENTS (c) 0.1%		632

SHORT-TERM NOTES 1.5%
Bayport-Blue Point Union Free School District, New York General Obligation Notes, Series 2021 1.500% due 06/24/2022	4,500	4,528
Rondout Valley Central School District Accord, New York General Obligation Notes, Series 2021 1.250% due 06/29/2022	3,000	3,016

		7,544

MUNICIPAL BONDS & NOTES 7.4%
Connetquot Central School District of Islip, New York General Obligation Notes, Series 2021 1.500% due 06/24/2022	5,000	5,028
Hampton Bays Union Free School District, New York General Obligation Notes, Series 2021 1.250% due 06/23/2022	5,000	5,025
Lindenhurst Union Free School District, New York General Obligation Notes, Series 2021 1.000% due 06/24/2022	2,500	2,510
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022	1,250	1,273
Middletown, New York General Obligation Notes, Series 2021 1.500% due 08/25/2022	3,500	3,531
Newark, New Jersey General Obligation Notes, Series 2021 1.250% due 10/03/2022	3,500	3,526
Onondaga Central School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	5,000	5,030
Plattsburgh City School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	3,500	3,521
San Antonio, Texas General Obligation Notes, Series 2021 5.000% due 08/01/2022	3,000	3,084
Town of Tonawanda, New York General Obligation Notes, Series 2021 1.500% due 08/26/2022	1,000	1,008

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

Victor Central School District, New York General Obligation Notes, Series 2021 1.500% due 07/29/2022	4,500	4,535

Total Municipal Bonds & Notes (Cost $38,083)		38,071

Total Short-Term Instruments (Cost $46,258)		46,247

Total Investments in Securities (Cost $481,721)		488,195

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	2,490,021	24,198

Total Short-Term Instruments (Cost $24,423)		24,198

Total Investments in Affiliates (Cost $24,423)		24,198

Total Investments 99.6% (Cost $506,144)		$512,393
Other Assets and Liabilities, net 0.4%		1,998

Net Assets 100.0%		$514,391

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$632	U.S. Treasury Notes 1.250% due 03/31/2028		$(645)	$632	$632

Total Repurchase Agreements							$(645)	$632	$632

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$7,553	$0	$7,553
	Arizona				0	6,673	0	6,673
	California				0	37,096	0	37,096
	Colorado				0	1,407	0	1,407
	Connecticut				0	20,880	0	20,880
	Delaware				0	5,778	0	5,778
	District of Columbia				0	1,083	0	1,083
	Florida				0	15,764	0	15,764
	Georgia				0	12,835	0	12,835
	Illinois				0	45,786	0	45,786
	Indiana				0	3,743	0	3,743
	Iowa				0	1,700	0	1,700
	Kansas				0	5,190	0	5,190
	Kentucky				0	7,782	0	7,782
	Louisiana				0	7,796	0	7,796
	Maryland				0	2,353	0	2,353
	Massachusetts				0	12,826	0	12,826
	Michigan				0	10,991	0	10,991
	Minnesota				0	250	0	250
	Mississippi				0	5,123	0	5,123
	Missouri				0	1,439	0	1,439
	Montana				0	956	0	956
	Nebraska				0	3,768	0	3,768
	Nevada				0	3,232	0	3,232
	New Jersey				0	23,423	0	23,423
	New Mexico				0	6,937	0	6,937
	New York				0	55,313	0	55,313
	North Carolina				0	3,002	0	3,002
	Ohio				0	4,746	0	4,746
	Oklahoma				0	4,318	0	4,318
	Oregon				0	799	0	799
	Pennsylvania				0	29,469	0	29,469
	South Carolina				0	7,906	0	7,906
	South Dakota				0	2,492	0	2,492
	Tennessee				0	6,383	0	6,383
	Texas				0	43,050	0	43,050
	Utah				0	1,971	0	1,971
	Virginia				0	2,135	0	2,135
	Washington				0	17,665	0	17,665
	West Virginia				0	4,037	0	4,037
	Wisconsin				0	6,298	0	6,298
Short-Term Instruments
	Repurchase Agreements				0	632	0	632
	Short-Term Notes				0	7,544	0	7,544
	Municipal Bonds & Notes				0	38,071	0	38,071

					$0	$488,195	$0	$488,195
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$24,198	$0	$0	$24,198

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2021 (Unaudited)

Total Investments	$24,198	$488,195	$0	$512,393

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Short-Term Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Delos Finance SARL 1.974% (LIBOR03M + 1.750%) due 10/06/2023 ~		$420	$421
Zephyrus Capital Aviation Partners LLC TBD% due 10/15/2038		11,490	11,098

Total Loan Participations and Assignments (Cost $11,767)			11,519

CORPORATE BONDS & NOTES 39.0%
BANKING & FINANCE 23.1%
ADCB Finance Cayman Ltd. 1.422% (BBSW3M + 1.380%) due 10/25/2022 ~	AUD	14,950	10,937
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$98,525	98,136
1.650% due 10/29/2024		27,800	27,764
4.500% due 09/15/2023		30,623	32,131
Air Lease Corp.
2.250% due 01/15/2023		14,250	14,431
2.750% due 01/15/2023		12,800	12,999
3.500% due 01/15/2022		7,991	7,998
4.250% due 02/01/2024		1,800	1,897
Aircastle Ltd.
4.400% due 09/25/2023		13,400	14,046
5.000% due 04/01/2023		35,316	36,875
Ally Financial, Inc.
4.125% due 02/13/2022		24,942	25,041
4.625% due 05/19/2022		1,901	1,929
American Tower Corp. 3.500% due 01/31/2023		13,415	13,779
Aozora Bank Ltd.
1.050% due 09/09/2024		6,425	6,343
2.550% due 09/09/2022		8,770	8,849
Aviation Capital Group LLC 3.875% due 05/01/2023		11,483	11,824
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	25,352
3.625% due 05/01/2022		8,180	8,233
5.125% due 10/01/2023		5,019	5,289
5.500% due 01/15/2023		12,300	12,761
Banco Santander Chile 2.700% due 01/10/2025		5,200	5,316
Banco Santander S.A. 1.685% due 01/19/2023 •	AUD	2,800	2,061
Bangkok Bank PCL
3.875% due 09/27/2022		$6,374	6,506
5.000% due 10/03/2023		1,500	1,599
Bank of America Corp.
2.604% due 03/15/2023 •(d)	CAD	7,980	6,334
3.228% due 06/22/2022 (d)		200	160
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		$93,665	94,851
1.586% (US0003M + 1.430%) due 02/15/2023 ~		21,989	22,016
1.862% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	10,750	7,969
2.212% (BBSW3M + 2.150%) due 06/26/2024 ~		15,750	11,891
3.250% due 06/26/2024		2,000	1,506
4.338% due 05/16/2024 •		$700	729
4.610% due 02/15/2023 •		36,090	36,245
BNP Paribas S.A.
1.795% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	2,000	1,490
1.815% (BBSW3M + 1.750%) due 12/16/2022 ~		3,840	2,831
BOC Aviation Ltd.
1.345% (US0003M + 1.125%) due 09/26/2023 ~		$15,710	15,761
2.750% due 09/18/2022		42,100	42,449
3.000% due 05/23/2022		13,827	13,898
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~		35,500	35,520
Cantor Fitzgerald LP
4.875% due 05/01/2024		4,900	5,236
6.500% due 06/17/2022		23,096	23,671
CIT Group, Inc.
5.000% due 08/15/2022		132,847	135,981
5.000% due 08/01/2023		4,600	4,864

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Citigroup, Inc.
0.981% due 05/01/2025 •(d)		13,100	13,003
1.194% (US0003M + 1.023%) due 06/01/2024 ~		23,640	23,904
1.258% (US0003M + 1.100%) due 05/17/2024 ~		72,478	73,285
1.761% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	14,634	10,883
3.142% due 01/24/2023 •		$460	461
CNH Industrial Capital LLC 4.375% due 04/05/2022		2,966	2,993
Cooperatieve Rabobank UA 0.385% (BBSW3M + 0.350%) due 04/19/2024 ~	AUD	3,500	2,546
Credit Agricole S.A. 1.264% (US0003M + 1.050%) due 03/22/2024 ~		$41,800	42,248
Credit Suisse AG 1.199% (BBSW3M + 1.150%) due 05/26/2023 ~	AUD	22,800	16,768
Credit Suisse Group AG
1.305% (BBSW3M + 1.250%) due 03/08/2024 ~		3,940	2,883
1.398% (US0003M + 1.200%) due 12/14/2023 ~		$2,800	2,822
1.441% (US0003M + 1.240%) due 06/12/2024 ~		25,720	26,002
2.193% due 06/05/2026 •		8,700	8,756
3.574% due 01/09/2023		6,150	6,151
Danske Bank A/S
0.976% due 09/10/2025 •		5,000	4,926
1.171% due 12/08/2023 •		119,151	119,149
1.261% (US0003M + 1.060%) due 09/12/2023 ~		36,789	37,111
5.000% due 01/12/2023 •		3,000	3,003
5.375% due 01/12/2024		31,944	34,402
Deutsche Bank AG
0.898% due 05/28/2024 (d)		13,600	13,488
1.345% (US0003M + 1.190%) due 11/16/2022 ~		1,750	1,761
1.406% (US0003M + 1.230%) due 02/27/2023 ~		26,299	26,438
1.470% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	3,110	2,277
3.300% due 11/16/2022		$19,248	19,651
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		518	513
First Abu Dhabi Bank PJSC
0.994% (US0003M + 0.850%) due 08/08/2023 ~		4,200	4,220
1.024% (US0003M + 0.900%) due 07/08/2024 ~		10,000	10,079
1.072% (US0003M + 0.950%) due 04/16/2022 ~		48,661	48,763
1.140% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	16,200	11,877
Ford Credit Canada Co. 2.766% due 06/22/2022 (d)	CAD	500	397
Ford Motor Credit Co. LLC
1.490% (US0003M + 1.270%) due 03/28/2022 ~		$3,440	3,439
2.979% due 08/03/2022		7,100	7,145
3.087% due 01/09/2023		1,800	1,833
3.219% due 01/09/2022		22,255	22,283
3.264% (US0003M + 3.140%) due 01/07/2022 ~		23,400	23,400
3.339% due 03/28/2022		2,500	2,508
3.350% due 11/01/2022		10,100	10,240
3.550% due 10/07/2022		200	203
4.140% due 02/15/2023		600	615
4.250% due 09/20/2022		8,000	8,155
5.596% due 01/07/2022		43,690	43,777
FS KKR Capital Corp. 1.650% due 10/12/2024		10,000	9,817
GA Global Funding Trust
0.550% (SOFRRATE + 0.500%) due 09/13/2024 ~		44,200	44,051
1.625% due 01/15/2026		15,210	15,099
General Motors Financial Co., Inc.
1.123% (US0003M + 0.990%) due 01/05/2023 ~		5,975	6,001
1.528% (US0003M + 1.310%) due 06/30/2022 ~		20,054	20,141
1.677% (US0003M + 1.550%) due 01/14/2022 ~		61,980	61,999
3.450% due 04/10/2022		150	150
3.550% due 07/08/2022		34,302	34,804
Goldman Sachs Group, Inc.
0.840% due 12/09/2026 •		15,800	15,907
0.914% (US0003M + 0.750%) due 02/23/2023 ~		4,840	4,862
0.925% due 10/21/2024 •		20,000	19,922
1.023% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,320
1.124% (US0003M + 1.000%) due 07/24/2023 ~		$4,600	4,616
1.217% due 12/06/2023		50,000	50,138
1.230% (US0003M + 1.050%) due 06/05/2023 ~		5,596	5,611
1.245% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	10,550	7,753
1.612% (BBSW3M + 1.550%) due 05/02/2024 ~		11,130	8,277
1.776% (US0003M + 1.600%) due 11/29/2023 ~		$775	791
1.886% (US0003M + 1.750%) due 10/28/2027 ~		4,900	5,146
2.908% due 06/05/2023 •		1,852	1,868
3.500% due 05/31/2024 þ		12,300	13,049
Hana Bank
0.914% (US0003M + 0.700%) due 10/02/2022 ~		4,720	4,735
0.951% (US0003M + 0.750%) due 06/13/2024 ~		6,300	6,346
1.073% (US0003M + 0.875%) due 09/14/2022 ~		20,400	20,488
Harley-Davidson Financial Services, Inc.
3.350% due 02/15/2023		2,922	2,984
4.050% due 02/04/2022		9,117	9,143

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

HSBC Bank PLC 0.132% due 09/28/2024 •		28,582	27,903
HSBC Holdings PLC
1.145% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	35,330	25,891
1.160% (US0003M + 1.000%) due 05/18/2024 ~		$4,515	4,559
1.431% (US0003M + 1.230%) due 03/11/2025 ~		53,050	53,894
1.581% (US0003M + 1.380%) due 09/12/2026 ~		4,277	4,397
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022		380	388
Hyundai Capital Services, Inc.
0.750% due 09/15/2023		23,500	23,223
1.367% (BBSW3M + 1.300%) due 03/30/2022 ~	AUD	1,925	1,403
3.750% due 03/05/2023		$22,144	22,798
ING Groep NV
1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~		32,455	32,764
1.609% (BBSW3M + 1.550%) due 12/05/2022 ~	AUD	800	587
International Bank for Reconstruction & Development 0.850% due 02/10/2027		$117,100	113,609
JPMorgan Chase & Co.
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		36,600	36,776
1.014% (US0003M + 0.890%) due 07/23/2024 ~		21,801	22,016
1.177% (BBSW3M + 1.130%) due 11/22/2024 ~	AUD	1,540	1,135
3.207% due 04/01/2023 •		$10,400	10,463
3.220% due 03/01/2025 •		2,500	2,600
LeasePlan Corp. NV 2.875% due 10/24/2024		17,550	18,107
Lloyds Banking Group PLC
1.365% (BBSW3M + 1.300%) due 03/20/2023 ~	AUD	18,310	13,461
1.458% (BBSW3M + 1.400%) due 03/07/2025 ~		9,210	6,824
2.907% due 11/07/2023 •		$10,000	10,163
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		22,460	22,735
3.406% due 02/28/2022		6,000	6,011
3.559% due 02/28/2024		5,000	5,214
3.960% due 09/19/2023		2,000	2,088
Mitsubishi UFJ Financial Group, Inc. 1.318% (BBSW3M + 1.250%) due 10/01/2024 ~	AUD	3,400	2,518
Mizuho Bank Ltd.
0.568% (BBSW3M + 0.530%) due 10/20/2023 ~		1,300	949
0.795% (BBSW3M + 0.750%) due 08/07/2024 ~		25,950	19,041
Mizuho Financial Group, Inc.
0.810% (US0003M + 0.630%) due 05/25/2024 ~		$86,469	86,876
0.962% (US0003M + 0.840%) due 07/16/2023 ~		700	702
1.081% (US0003M + 0.880%) due 09/11/2022 ~		2,186	2,196
1.111% (US0003M + 0.990%) due 07/10/2024 ~		29,800	30,069
1.201% (US0003M + 1.000%) due 09/11/2024 ~		2,000	2,021
1.435% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	21,455	15,825
Morgan Stanley 3.000% due 02/07/2024 (d)	CAD	5,000	4,065
Nationwide Building Society 3.622% due 04/26/2023 •		$12,800	12,905
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		28,845	29,312
3.498% due 05/15/2023 •		10,570	10,663
Nissan Motor Acceptance Co. LLC
0.772% (US0003M + 0.650%) due 07/13/2022 ~		5,299	5,303
0.910% due 09/28/2022 •		50,199	50,254
1.012% (US0003M + 0.890%) due 01/13/2022 ~		98,600	98,609
1.125% due 09/16/2024		4,900	4,817
2.600% due 09/28/2022		3,975	4,018
2.650% due 07/13/2022		7,708	7,777
2.800% due 01/13/2022		2,170	2,171
3.450% due 03/15/2023		850	872
3.875% due 09/21/2023		8,735	9,090
Nomura Holdings, Inc.
1.851% due 07/16/2025		73,927	73,944
2.648% due 01/16/2025		75,443	77,640
Nordea Bank Abp 1.115% (US0003M + 0.940%) due 08/30/2023 ~		14,960	15,124
OneMain Finance Corp. 5.625% due 03/15/2023		500	523
ORIX Corp.
2.900% due 07/18/2022		21,535	21,787
3.200% due 01/19/2022		12,000	12,014
Pacific Life Global Funding 0.670% (SOFRRATE + 0.620%) due 06/04/2026 ~		20,200	20,343
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		25,418	26,241
5.250% due 08/15/2022		53,887	55,079
Piper Sandler Cos. 5.200% due 10/15/2023		24,600	24,606
QNB Finance Ltd.
1.132% (US0003M + 1.000%) due 05/02/2022 ~		35,840	35,908
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~		23,200	23,212
1.812% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	35,810	26,335
3.500% due 03/28/2024		$21,000	22,029

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		56,000	55,510
3.373% due 01/05/2024 •		14,400	14,715
Shinhan Bank Co. Ltd. 0.942% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	970	713
SL Green Operating Partnership LP 3.250% due 10/15/2022		$22,417	22,786
SL Green Realty Corp. 4.500% due 12/01/2022		7,605	7,769
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		9,700	9,801
3.550% due 04/15/2024		21,150	22,093
4.125% due 07/15/2023		9,410	9,808
Standard Chartered PLC
0.980% (SOFRRATE + 0.930%) due 11/23/2025 ~		79,650	79,707
1.214% due 03/23/2025 •		6,200	6,152
1.282% (US0003M + 1.150%) due 01/20/2023 ~		1,000	1,000
1.299% (SOFRRATE + 1.250%) due 10/14/2023 ~		11,400	11,478
1.319% due 10/14/2023 •		4,006	4,010
3.785% due 05/21/2025 •		1,708	1,791
State Bank of India
3.250% due 01/24/2022		11,748	11,762
4.000% due 01/24/2022		31,396	31,447
Sumitomo Mitsui Financial Group, Inc.
1.258% (BBSW3M + 1.200%) due 03/07/2023 ~	AUD	3,000	2,203
1.284% (BBSW3M + 1.250%) due 10/16/2024 ~		115,700	85,711
1.332% (BBSW3M + 1.270%) due 03/29/2022 ~		20,515	14,960
Synchrony Bank 3.000% due 06/15/2022		$500	504
Synchrony Financial 2.850% due 07/25/2022		15,049	15,204
UBS AG
0.549% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	13,700	9,918
0.940% (BBSW3M + 0.870%) due 07/30/2025 ~		99,040	72,847
United Overseas Bank Ltd. 0.631% (BBSW3M + 0.590%) due 10/27/2025 ~		4,000	2,912
Wells Fargo & Co.
1.058% due 05/17/2023 •		$3,000	3,013
2.094% due 04/25/2022 (d)	CAD	1,500	1,192
2.509% due 10/27/2023 (d)		34,900	28,069
3.184% due 02/08/2024 (d)		2,000	1,629

			3,758,425

INDUSTRIALS 12.2%
7-Eleven, Inc.
0.625% due 02/10/2023		$27,745	27,647
0.800% due 02/10/2024		26,700	26,407
0.950% due 02/10/2026		1,200	1,163
Arrow Electronics, Inc. 3.250% due 09/08/2024		4,940	5,159
Ausgrid Finance Pty. Ltd.
1.290% (BBSW3M + 1.220%) due 10/30/2024 ~	AUD	2,500	1,839
3.850% due 05/01/2023		$518	532
Barry Callebaut Services NV 5.500% due 06/15/2023		19,187	20,376
BAT Capital Corp.
1.036% (US0003M + 0.880%) due 08/15/2022 ~		10,055	10,081
2.764% due 08/15/2022		9,000	9,097
2.789% due 09/06/2024		10,638	10,967
3.222% due 08/15/2024		109,341	113,709
BAT International Finance PLC 3.250% due 06/07/2022		1,050	1,062
Bayer U.S. Finance LLC 1.213% (US0003M + 1.010%) due 12/15/2023 ~		50,839	51,282
Berry Global, Inc.
0.950% due 02/15/2024		21,920	21,750
4.875% due 07/15/2026		46,123	47,771
BOC Aviation USA Corp. 1.625% due 04/29/2024		18,200	18,182
Boeing Co.
1.433% due 02/04/2024		86,151	86,059
1.875% due 06/15/2023		11,878	11,981
2.700% due 05/01/2022		3,000	3,018
2.850% due 10/30/2024		6,000	6,218
4.508% due 05/01/2023		122,697	128,189
CenterPoint Energy Resources Corp. 0.673% (US0003M + 0.500%) due 03/02/2023 ~		34,300	34,230
Central Nippon Expressway Co. Ltd.
0.616% (US0003M + 0.460%) due 02/15/2022 ~		26,200	26,203
0.985% due 03/03/2022 •		37,880	37,923
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		162,491	166,090
4.464% due 07/23/2022		2,270	2,304
4.500% due 02/01/2024		500	532

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

CNH Industrial NV 4.500% due 08/15/2023		4,645	4,881
D.R. Horton, Inc. 4.750% due 02/15/2023		600	620
DAE Funding LLC 1.550% due 08/01/2024		32,900	32,693
Daimler Canada Finance, Inc. 3.300% due 08/16/2022 (d)	CAD	6,000	4,814
Daimler Finance North America LLC 0.985% (US0003M + 0.840%) due 05/04/2023 ~		$19,800	19,961
Daimler Trucks Finance North America LLC
0.800% (SOFRRATE + 0.750%) due 12/13/2024 ~		35,000	35,040
1.125% due 12/14/2023		30,000	30,021
Dell International LLC
4.000% due 07/15/2024		9,000	9,555
5.450% due 06/15/2023		18,060	19,058
Delta Air Lines, Inc. 3.625% due 03/15/2022		35,150	35,151
Energy Transfer LP 5.000% due 10/01/2022		7,779	7,935
Federal Express Corp. Pass-Through Trust 6.720% due 07/15/2023		197	198
Fresenius Medical Care U.S. Finance, Inc. 5.875% due 01/31/2022		590	592
General Motors Co. 5.400% due 10/02/2023 (d)		1,410	1,510
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		14,200	14,243
1.300% due 10/01/2023		34,800	34,812
Hyundai Capital America
0.800% due 04/03/2023		36,500	36,346
1.150% due 11/10/2022		38,900	39,006
1.250% due 09/18/2023		22,130	22,121
2.375% due 02/10/2023		16,085	16,312
2.850% due 11/01/2022		4,865	4,950
3.250% due 09/20/2022		14,128	14,398
4.125% due 06/08/2023		2,276	2,366
5.750% due 04/06/2023		15,298	16,156
Imperial Brands Finance PLC
3.125% due 07/26/2024		22,360	23,118
3.500% due 02/11/2023		13,794	14,054
3.500% due 07/26/2026		2,100	2,210
3.750% due 07/21/2022		70,070	70,852
Infor, Inc. 1.450% due 07/15/2023		3,400	3,413
JDE Peet's NV 0.800% due 09/24/2024		16,900	16,569
Kraft Heinz Foods Co. 0.966% (US0003M + 0.820%) due 08/10/2022 ~		14,110	14,095
Leidos, Inc. 2.950% due 05/15/2023		30,905	31,722
Lennar Corp.
4.750% due 11/15/2022		31,600	32,350
4.875% due 12/15/2023		2,398	2,545
McDonald's Corp. 1.185% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	9,540	7,017
MGM Resorts International 7.750% due 03/15/2022		$65,721	66,626
Microchip Technology, Inc.
0.983% due 09/01/2024		27,400	26,913
4.333% due 06/01/2023		3,990	4,160
Mylan, Inc. 4.200% due 11/29/2023		2,066	2,166
Netflix, Inc. 5.500% due 02/15/2022		12,674	12,759
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		28,629	29,388
NXP BV 4.625% due 06/01/2023		14,188	14,854
PeaceHealth Obligated Group 1.375% due 11/15/2025		2,100	2,088
Perrigo Finance Unlimited Co. 3.900% due 12/15/2024		5,818	6,096
Petronas Capital Ltd. 3.125% due 03/18/2022		900	904
Quanta Services, Inc. 0.950% due 10/01/2024		7,200	7,126
Reliance Industries Ltd. 5.400% due 02/14/2022		14,190	14,255
Reynolds American, Inc. 4.850% due 09/15/2023		4,600	4,885
Rogers Communications, Inc. 4.000% due 06/06/2022	CAD	5,800	4,645
SABIC Capital BV 4.000% due 10/10/2023		$2,700	2,835

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		11,200	11,718
5.750% due 05/15/2024		5,000	5,441
Saudi Arabian Oil Co.
1.250% due 11/24/2023		2,200	2,202
2.875% due 04/16/2024		10,700	11,058
SK Broadband Co. Ltd. 3.875% due 08/13/2023		4,500	4,701
SK Telecom Co. Ltd. 3.750% due 04/16/2023		2,875	2,978
Skyworks Solutions, Inc. 0.900% due 06/01/2023		2,500	2,488
Stellantis NV 5.250% due 04/15/2023		5,440	5,713
Sutter Health 1.321% due 08/15/2025		3,800	3,769
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		5,370	5,543
Synnex Corp. 1.250% due 08/09/2024		45,021	44,537
Thermo Fisher Scientific, Inc.
0.399% (SOFRRATE + 0.350%) due 04/18/2023 ~		33,900	33,865
0.579% (SOFRRATE + 0.530%) due 10/18/2024 ~		23,500	23,536
0.797% due 10/18/2023		54,400	54,232
1.215% due 10/18/2024		54,300	54,269
Toyota Finance Australia Ltd. 0.612% (BBSW3M + 0.550%) due 03/26/2024 ~	AUD	2,000	1,460
UAL Pass-Through Trust 6.636% due 01/02/2024		$28	28
VMware, Inc.
1.000% due 08/15/2024		15,000	14,864
2.950% due 08/21/2022		1,400	1,417
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022		3,520	3,571
4.250% due 11/13/2023		10,000	10,565

			1,988,110

UTILITIES 3.7%
AT&T, Inc.
1.315% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	2,760	2,030
2.850% due 05/25/2024 (d)	CAD	3,500	2,833
Cleco Power LLC 0.703% (US0003M + 0.500%) due 06/15/2023 ~		$16,100	16,091
Edison International
2.400% due 09/15/2022		17,407	17,578
2.950% due 03/15/2023		3,900	3,963
3.125% due 11/15/2022		11,761	11,947
Enel Finance International NV 2.650% due 09/10/2024		18,180	18,733
ETSA Utilities Finance Pty. Ltd. 1.102% (BBSW3M + 1.040%) due 12/13/2023 ~	AUD	1,750	1,286
FirstEnergy Corp. 3.350% due 07/15/2022		$4,430	4,449
Iberdrola International BV 5.810% due 03/15/2025		6,900	7,861
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		19,000	20,641
6.875% due 06/21/2023		13,900	15,016
Korea Southern Power Co. Ltd. 1.040% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	37,680	27,751
OGE Energy Corp. 0.703% due 05/26/2023		$23,200	23,101
Pacific Gas & Electric Co.
1.691% (US0003M + 1.480%) due 06/16/2022 ~		72,139	72,168
1.700% due 11/15/2023		30,600	30,685
1.750% due 06/16/2022		94,854	94,855
3.250% due 06/15/2023		2,100	2,140
3.400% due 08/15/2024		4,400	4,553
3.750% due 02/15/2024		6,900	7,159
3.850% due 11/15/2023		2,300	2,377
4.250% due 08/01/2023		7,000	7,249
Plains All American Pipeline LP
2.850% due 01/31/2023		21,028	21,323
3.650% due 06/01/2022		11,500	11,557
SES S.A. 3.600% due 04/04/2023		10,518	10,822
Southern California Edison Co.
0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~		65,100	65,169
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		23,400	23,452
3.700% due 08/01/2025		1,300	1,389
Sprint Communications, Inc. 6.000% due 11/15/2022		8,800	9,171
Sprint Corp. 7.875% due 09/15/2023		1,500	1,654

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Verizon Communications, Inc.
0.840% (SOFRINDX + 0.790%) due 03/20/2026 ~		20,000	20,292
1.256% (US0003M + 1.100%) due 05/15/2025 ~		24,752	25,248
1.265% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	32,610	23,919
Vodafone Group PLC 1.112% (BBSW3M + 1.050%) due 12/13/2022 ~		6,600	4,824

			613,286

Total Corporate Bonds & Notes (Cost $6,366,134)			6,359,821

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.456% (US0003M) due 02/15/2036 ~		$17,275	16,167

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.254% (US0003M) due 10/25/2036 ~		1,810	1,785

Total Municipal Bonds & Notes (Cost $18,392)			17,952

U.S. GOVERNMENT AGENCIES 18.1%
Fannie Mae
0.147% due 07/25/2037 •		132	129
0.152% due 12/25/2036 •		34	34
0.215% due 03/25/2036 •		14	14
0.222% due 03/25/2034 •		6	6
0.252% due 08/25/2034 •		50	50
0.302% due 02/25/2037 •		386	386
0.402% due 12/25/2028 •		65	65
0.422% due 06/25/2036 •		64	64
0.436% due 12/25/2044 •		6,481	6,529
0.442% due 11/25/2036 - 09/25/2042 •		225	227
0.452% due 04/25/2036 - 09/25/2036 •		52	52
0.453% due 05/25/2042 - 03/25/2044 •		129	130
0.472% due 03/25/2036 •		31	31
0.486% due 07/25/2044 •		3,087	3,088
0.502% due 06/25/2032 - 09/25/2032 •		21	20
0.503% due 09/25/2032 •		2	2
0.504% due 05/18/2032 •		39	39
0.509% due 03/17/2032 •		197	198
0.532% due 07/25/2036 •		20	20
0.536% due 07/25/2046 •		10,177	10,169
0.552% due 10/25/2030 - 09/25/2037 •		74	73
0.559% due 09/17/2027 •		1	1
0.586% due 03/25/2046 •		2,543	2,544
0.602% due 02/25/2022 - 04/25/2042 •		106	108
0.604% due 07/18/2027 - 05/18/2032 •		39	39
0.642% due 07/25/2037 •		108	110
0.732% due 04/25/2031 •		43	44
0.872% due 06/25/2037 •		80	82
0.875% due 12/18/2026 (h)		126,200	123,066
0.886% due 05/25/2050 •		2,558	2,583
0.952% due 07/25/2038 •		3	3
1.002% due 04/25/2032 - 11/25/2049 •		14	15
1.102% due 11/25/2049 •		5	6
1.252% due 09/25/2023 •		3	3
1.283% due 06/01/2043 •		210	214
1.284% due 03/01/2044 - 10/01/2044 •		1,022	1,044
1.322% due 10/25/2038 •		21	22
1.475% due 01/01/2027 •		4	4
1.522% due 11/01/2035 •		30	30
1.663% due 08/01/2035 - 01/01/2036 •		21	21
1.675% due 09/01/2034 •		64	64
1.751% due 01/01/2036 •		7	7
1.760% due 09/01/2035 •		1	1
1.781% due 07/01/2034 •		2	2
1.785% due 06/01/2034 •		1	1
1.868% due 12/01/2035 •		7	7
1.888% due 05/01/2034 •		3	3
1.898% due 05/01/2035 •		48	48
1.945% due 05/01/2035 •		9	10
1.972% due 09/01/2034 •		5	5
1.979% due 07/01/2035 •		11	11
1.987% due 09/01/2035 •		5	5
2.003% due 02/01/2034 •		13	14
2.024% due 05/01/2038 •		843	886
2.030% due 11/01/2035 •		7	7
2.034% due 12/01/2036 •		3	3
2.043% due 06/01/2035 •		8	8
2.083% due 12/01/2036 •		3	3
2.085% due 10/01/2035 •		5	6
2.090% due 06/01/2033 •		8	8

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

2.180% due 12/01/2040 •	16	16
2.190% due 03/01/2036 •	15	15
2.198% due 09/01/2034 •	25	25
2.220% due 06/01/2035 •	24	24
2.244% due 11/01/2024 •	2	2
2.250% due 09/01/2034 •	6	6
2.265% due 06/01/2036 •	7	7
2.300% due 01/01/2036 •	30	31
2.306% due 08/01/2029 •	109	109
2.339% due 04/01/2029 •	2	2
2.340% due 02/01/2033 •	2	2
2.423% due 11/01/2034 •	38	40
2.639% due 07/01/2029 •	30	31
3.000% due 05/25/2028 - 06/25/2028 (a)	18,021	970
3.184% due 05/01/2036 •	383	399
3.994% due 05/01/2036 •	9	10
4.471% due 07/01/2028 •	2	2
5.489% due 10/25/2042 ~	132	148
Federal Home Loan Bank
0.750% due 02/24/2026	130,000	127,235
0.800% due 11/27/2023	148,900	148,657
0.830% due 02/10/2027	170,000	165,034
0.850% due 02/17/2027	155,200	150,786
0.900% due 02/26/2027	195,350	190,221
0.920% due 02/26/2027	136,300	132,854
0.960% due 03/05/2026	132,300	130,707
1.000% due 03/23/2026 (h)	35,783	35,391
1.000% due 07/27/2026	104,800	103,333
1.020% due 02/24/2027	219,000	214,538
1.050% due 08/13/2026	88,500	87,411
1.100% due 11/15/2024 - 08/20/2026	314,170	311,947
1.110% due 07/27/2026	5,367	5,317
1.115% due 02/26/2027	110,300	108,551
Freddie Mac
0.360% due 07/15/2034 •	17	17
0.436% due 02/15/2038 •	9,440	9,426
0.460% due 07/15/2036 •	169	170
0.510% due 06/15/2031 •	31	31
0.560% due 12/15/2031 - 09/15/2041 •	375	381
0.590% due 11/15/2036 •	17	17
0.610% due 07/15/2039 - 02/15/2041 •	950	939
0.660% due 06/15/2031 •	70	71
0.710% due 06/15/2031 - 12/15/2037 •	99	101
0.800% due 10/27/2026	109,750	106,800
0.800% due 10/28/2026 (h)(j)	43,500	42,329
0.810% due 03/15/2032 •	68	69
0.850% due 12/23/2026	54,000	52,585
1.110% due 11/15/2033 - 10/15/2049 •	81	83
1.282% due 10/25/2044 •	1,278	1,310
1.284% due 02/25/2045 •	466	474
1.886% due 01/15/2038 ~(a)	8,724	518
1.977% due 09/01/2035 •	38	40
1.981% due 08/01/2035 •	11	11
2.060% due 11/01/2035 •	6	6
2.126% due 12/01/2035 •	8	8
2.150% due 08/01/2034 •	10	10
2.199% due 10/01/2033 •	3	3
2.214% due 07/15/2035 •	9,391	9,443
2.268% due 08/01/2035 •	4	4
2.375% due 02/01/2023 - 05/01/2034 •	9	9
2.381% due 07/01/2033 •	9	9
2.500% due 10/25/2048	6,883	7,000
3.000% due 12/25/2046	3,010	2,997
3.500% due 12/25/2046	7,135	7,270
5.000% due 08/15/2035	764	848
6.500% due 07/25/2043	127	151
Ginnie Mae
0.450% due 06/20/2051 - 07/20/2051 •	308,624	307,842
0.584% due 12/20/2068 •	14,836	14,677
0.631% due 04/20/2062 •	2,889	2,898
0.681% due 10/20/2065 •	2,452	2,464
0.761% due 11/20/2065 •	5,439	5,489
0.781% due 02/20/2062 •	14,544	14,633
0.800% due 06/20/2051 •	79,561	79,515
0.851% due 10/20/2066 •	2,034	2,059
0.881% due 01/20/2066 - 06/20/2066 •	30,270	30,658
0.931% due 04/20/2066 - 11/20/2066 •	8,844	8,978
1.029% due 04/20/2067 •	3,412	3,440
1.031% due 12/20/2066 •	2,419	2,457
1.047% due 07/20/2067 •	3,418	3,452
1.081% due 03/20/2066 •	15,189	15,472
1.108% due 08/16/2039 •	139	142
1.117% due 11/20/2067 •	1,455	1,466
1.625% due 07/20/2022 - 08/20/2025 ~	16	15
1.625% due 08/20/2027 - 08/20/2031 •	287	295
1.875% due 04/20/2024 - 06/20/2026 ~	10	10

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

1.875% due 06/20/2027 - 05/20/2032 •		315	325
2.000% due 02/20/2024 - 01/20/2026 ~		43	44
2.000% due 08/20/2027 - 03/20/2032 •		245	251
2.125% due 11/20/2026 - 12/20/2033 •		150	156
2.230% due 05/20/2071 •		19,206	20,631
2.500% due 01/20/2049 - 10/20/2049		5,266	5,427
Small Business Administration
4.340% due 03/01/2024		11	11
5.370% due 04/01/2028		34	37
5.490% due 03/01/2028		22	24
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049		59,307	63,072
Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2052		55,200	58,687

Total U.S. Government Agencies (Cost $2,994,881)			2,953,942

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Notes
0.750% due 11/15/2024 (f)		209,900	208,752
1.000% due 12/15/2024 (f)		1,302,400	1,303,977

Total U.S. Treasury Obligations (Cost $1,514,505)			1,512,729

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.1%
280 Park Avenue Mortgage Trust 0.990% due 09/15/2034 •		12,400	12,401
Adjustable Rate Mortgage Trust 2.360% due 02/25/2035 ~		426	441
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•		861	778
0.482% due 09/25/2046 ^•		371	361
American Home Mortgage Investment Trust 1.746% due 09/25/2045 •		19	19
AREIT Trust
1.184% due 09/14/2036 •		11,470	11,477
1.190% due 07/17/2026 •		20,600	20,623
2.784% due 04/15/2037 •		7,050	7,060
Ashford Hospitality Trust 1.010% due 04/15/2035 •		6,705	6,689
Atrium Hotel Portfolio Trust 1.060% due 06/15/2035 •		17,200	17,189
Avon Finance PLC 0.948% due 09/20/2048 •	GBP	51,585	70,083
BAMLL Commercial Mortgage Securities Trust
1.160% due 04/15/2036 •		$11,700	11,683
1.160% due 09/15/2038 •		4,200	4,205
1.310% due 03/15/2034 •		17,500	17,507
Banc of America Funding Trust 2.603% due 02/20/2036 ~		316	318
Banc of America Mortgage Trust
2.684% due 02/25/2036 ^~		29	28
4.128% due 07/20/2032 ~		4	4
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~		19	19
2.245% due 07/25/2033 ~		901	905
2.485% due 01/25/2034 ~		76	79
2.504% due 08/25/2033 ~		444	447
2.601% due 11/25/2034 ~		154	150
2.668% due 01/25/2035 ~		22	23
2.779% due 11/25/2030 ~		23	23
2.950% due 11/25/2034 ~		3,233	3,075
3.179% due 05/25/2047 ^~		392	390
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •		306	299
2.564% due 01/25/2036 ^~		690	693
2.603% due 05/25/2035 ~		76	77
2.868% due 09/25/2035 ^~		1,152	871
3.070% due 11/25/2036 ~		1,186	870
Bear Stearns Structured Products, Inc. Trust
2.511% due 12/26/2046 ^~		1,642	1,482
2.697% due 01/26/2036 ^~		2,658	2,236
Beast Mortgage Trust 1.300% due 03/15/2036 •		5,200	5,202
Brass PLC 0.855% due 11/16/2066 •		5,906	5,927
BWAY Mortgage Trust 1.360% due 09/15/2036 •		9,200	9,206
BX Commercial Mortgage Trust 0.810% due 01/15/2034 •		76,900	76,465
BXMT Ltd. 1.564% due 11/15/2037 •		3,100	3,103
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.352% due 08/25/2035 •		66	66
Citigroup Mortgage Loan Trust
0.173% due 01/25/2037 •		137	130

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

0.232% due 08/25/2036 •		494	494
0.900% due 05/25/2051 •		14,464	14,424
2.343% due 03/25/2034 ~		23	24
2.470% due 05/25/2035 •		40	41
2.480% due 10/25/2035 ^•		31	33
2.557% due 07/25/2046 ^~		108	107
2.768% due 08/25/2035 ~		190	197
3.153% due 09/25/2037 ^~		756	752
3.228% due 09/25/2059 þ		7,968	7,983
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •		10	10
Commercial Mortgage Trust 0.731% due 03/10/2046 •		953	953
Countrywide Alternative Loan Trust
0.284% due 02/20/2047 ^•		2,017	1,574
0.299% due 12/20/2046 ^•		1,339	1,189
0.314% due 07/20/2046 ^•		720	567
0.422% due 02/25/2047 •		73	69
0.462% due 05/25/2047 •		1,341	1,289
0.482% due 09/25/2046 ^•		414	407
0.522% due 07/25/2046 •		132	128
1.082% due 12/25/2035 •		231	213
1.082% due 02/25/2036 •		158	152
3.130% due 02/25/2037 ^~		396	398
6.000% due 04/25/2037 ^		111	67
6.250% due 12/25/2033		68	70
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •		114	99
0.682% due 04/25/2035 •		9	9
2.125% due 07/19/2031 ~		2	2
2.911% due 09/25/2047 ^~		67	64
Countrywide Home Loan Reperforming REMIC Trust
0.442% due 06/25/2035 •		1,238	1,201
4.551% due 01/25/2034 ^~		7	7
Credit Suisse First Boston Mortgage Securities Corp.
0.593% due 03/25/2032 ~		22	21
1.995% due 11/25/2033 ~		126	128
2.910% due 11/25/2034 ~		174	186
Credit Suisse Mortgage Capital Trust
0.850% due 07/25/2056 •		13,589	13,583
1.110% due 07/15/2032 •		15,600	15,571
1.796% due 12/27/2060 ~		13,437	13,448
2.215% due 11/25/2061 ~		3,073	3,056
2.688% due 03/25/2059 ~		9,523	9,555
2.973% due 12/26/2059 ~		2,341	2,346
Dutch Property Finance BV 0.100% due 07/28/2054 •	EUR	728	831
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$1,192	1,196
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •	GBP	780	1,038
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	10,689	12,192
Extended Stay America Trust 1.190% due 07/15/2038 •		$99,781	100,068
Finsbury Square PLC
0.849% due 03/16/2070 •	GBP	20,134	27,320
1.045% due 09/12/2068 •		1,459	1,977
1.059% due 12/16/2069 •		1,280	1,739
1.070% due 06/16/2069 •		1,372	1,859
1.349% due 06/16/2070 •		30,011	40,948
First Horizon Mortgage Pass-Through Trust 2.773% due 08/25/2035 ~		$124	99
FirstKey Master Funding 3.000% due 05/27/2036 ~		2,910	2,875
Freddie Mac 0.700% due 01/25/2034 •		1,233	1,233
FWD Securitization Trust 2.240% due 01/25/2050 ~		5,483	5,516
GCAT Trust
1.091% due 05/25/2066 ~		21,335	21,137
1.348% due 05/25/2066 ~		2,142	2,122
2.650% due 10/25/2068 ~		1,754	1,781
GCT Commercial Mortgage Trust 0.910% due 02/15/2038 •		16,100	16,087
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	8,264	11,223
GMAC Mortgage Corp. Loan Trust 2.806% due 08/19/2034 ~		$250	238
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	1,013	1,145
0.366% due 03/18/2039 •	GBP	1,259	1,691
0.386% due 06/18/2038 •		748	1,005
GreenPoint Mortgage Funding Trust
0.542% due 06/25/2045 •		$114	110
0.562% due 06/25/2045 •		59	51

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

0.642% due 11/25/2045 •		205	188
GS Mortgage Securities Trust
2.905% due 11/10/2049		6	6
3.648% due 01/10/2047		14,123	14,469
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		74,265	74,338
GS Mortgage-Backed Securities Trust
0.900% due 12/25/2051 •		11,037	11,031
0.900% due 02/25/2052 •		30,158	30,214
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		83	89
GSR Mortgage Loan Trust
2.657% due 04/25/2036 ~		134	109
2.851% due 09/25/2035 ~		478	489
2.873% due 01/25/2036 ^~		135	139
Harben Finance PLC 0.914% due 08/20/2056 •	GBP	2,729	3,698
HarborView Mortgage Loan Trust
0.364% due 03/19/2037 •		$419	391
0.544% due 05/19/2035 •		477	461
0.584% due 03/19/2036 ^•		1,323	1,322
2.084% due 04/19/2034 ~		8	7
2.548% due 08/19/2036 ^~		18	18
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	19,373	26,301
Hawksmoor Mortgages 1.100% due 05/25/2053 •		99,226	134,709
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$2,719	2,723
HPLY Trust 1.110% due 11/15/2036 •		21,721	21,702
Impac CMB Trust
0.742% due 03/25/2035 •		1,490	1,471
IMT Trust 0.810% due 06/15/2034 •		6,971	6,966
IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~		1	1
1.659% due 01/25/2032 ~		1	1
IndyMac IMSC Mortgage Loan Trust 0.462% due 07/25/2047 •		342	270
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •		627	592
0.502% due 06/25/2046 •		267	247
0.522% due 05/25/2046 •		101	98
0.582% due 07/25/2035 •		71	70
2.928% due 12/25/2034 ~		10	11
J.P. Morgan Chase Commercial Mortgage Securities Trust
2.560% due 06/15/2035 •		23,840	23,736
3.379% due 09/15/2050		4,300	4,433
4.128% due 07/05/2031		7,740	8,026
JP Morgan Chase Commercial Mortgage Securities Trust
0.960% due 12/15/2036 •		8,500	8,505
2.450% due 12/15/2031 •		10,791	10,708
3.093% due 07/05/2032		10,625	10,698
JP Morgan Mortgage Trust
0.900% due 02/25/2052 •		12,458	12,421
2.965% due 04/25/2035 ~		585	574
3.500% due 05/25/2050 ~		2,824	2,874
3.500% due 08/25/2050 ~		511	521
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		3,927	3,894
1.875% due 10/25/2068 þ		18,928	18,835
2.250% due 07/25/2067 þ		8,848	8,830
3.000% due 06/25/2059 þ		3,232	3,240
Liberty Funding Pty. Ltd. 1.265% due 10/10/2049 •	AUD	954	695
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •		$11,205	11,133
London Wall Mortgage Capital PLC 0.952% due 11/15/2049 •	GBP	1,086	1,472
Luminent Mortgage Trust
0.272% due 12/25/2036 •		$444	427
0.462% due 12/25/2036 ^•		74	70
0.502% due 10/25/2046 •		110	107
LUXE Commercial Mortgage Trust
1.090% due 11/15/2026 •		4,000	4,003
1.160% due 10/15/2038 •		32,300	32,338
MASTR Adjustable Rate Mortgages Trust
0.312% due 04/25/2046 •		214	198
2.732% due 11/21/2034 ~		273	276
MASTR Alternative Loan Trust 6.000% due 08/25/2033		310	323
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.810% due 11/15/2031 •		307	313
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.550% due 12/15/2030 •		301	296

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

0.970% due 08/15/2032 •		19	18
2.610% due 10/20/2029 •		236	240
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •		1,533	1,525
0.602% due 11/25/2035 •		210	209
1.746% (US0006M + 1.500%) due 12/25/2032 ~		2	2
Merrill Lynch Mortgage-Backed Securities Trust 2.705% due 04/25/2037 ^~		200	203
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		70,768	70,725
MFA Trust
1.131% due 07/25/2060 ~		2,274	2,239
1.381% due 04/25/2065 ~		20,069	20,013
1.479% due 03/25/2065 ~		2,716	2,720
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		18,864	18,754
2.750% due 08/25/2059 ~		17,082	17,370
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		255	257
3.040% due 04/15/2048		2,417	2,475
Morgan Stanley Capital Trust 1.110% due 05/15/2036 •		11,400	11,380
Morgan Stanley Mortgage Loan Trust
0.322% due 02/25/2047 •		719	234
1.976% due 06/25/2036 ~		32	34
Morgan Stanley Residential Mortgage Loan Trust 0.900% due 09/25/2051 •		13,543	13,526
MortgageIT Trust 0.842% due 12/25/2034 •		232	239
Natixis Commercial Mortgage Securities Trust 0.860% due 02/15/2033 •		5,002	5,001
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		4,685	4,666
2.750% due 07/25/2059 ~		66,868	68,198
2.750% due 11/25/2059 ~		62,137	63,275
3.500% due 12/25/2057 ~		2,724	2,786
3.500% due 10/25/2059 ~		2,235	2,323
4.500% due 05/25/2058 ~		9,989	10,647
New York Mortgage Trust 1.670% due 08/25/2061 þ		21,542	21,318
Nomura Resecuritization Trust 0.574% due 12/26/2036 •		485	484
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •		55,900	55,735
OBX Trust 0.752% due 06/25/2057 •		1,130	1,132
One New York Plaza Trust 1.060% due 01/15/2036 •		27,900	27,883
Onslow Bay Mortgage Loan Trust 0.950% due 10/25/2051 •		6,707	6,700
PFP Ltd.
0.960% due 04/14/2038 •		9,000	9,007
1.078% due 04/14/2036 •		9,211	9,216
1.109% due 08/09/2037 •		18,600	18,577
1.158% due 04/14/2037 •		779	779
Polaris PLC 1.328% due 05/27/2057 •	GBP	830	1,131
Polaris RMBS 1.328% due 04/27/2057 •		2,615	3,550
Precise Mortgage Funding PLC 0.775% due 03/12/2055 •		2,165	2,933
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		$12,314	12,173
RBS Acceptance, Inc. 2.803% due 06/25/2024 ~		1	1
RBSSP Resecuritization Trust 0.708% due 08/26/2045 •		634	634
RCO Mortgage LLC 1.868% due 05/26/2026 þ		2,126	2,117
Ready Capital Mortgage Financing LLC 1.042% due 07/25/2036 •		6,700	6,674
Residential Accredit Loans, Inc. Trust
0.402% due 08/25/2035 •		356	305
0.522% due 04/25/2046 •		143	54
0.602% due 08/25/2037 •		156	149
1.442% due 09/25/2045 •		228	224
Residential Asset Securitization Trust
3.218% due 12/25/2034 ~		912	900
5.750% due 02/25/2036 ^		84	49
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		10	10
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •	GBP	27,546	37,641
RESIMAC Premier 0.801% due 07/10/2052 •		$10,443	10,436

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	92,008	124,660
RMAC PLC 0.795% due 06/12/2046 •		5,532	7,488
Sage AR Funding PLC 1.300% due 11/17/2030 •		4,800	6,511
Sequoia Mortgage Trust
0.504% due 05/20/2035 •		$1,309	1,272
0.666% due 05/20/2034 •		368	369
0.864% due 10/20/2027 •		81	81
1.881% due 01/20/2047 ^~		79	60
2.579% due 04/20/2035 ~		53	56
Silverstone Master Issuer PLC 0.800% due 01/21/2070 •	GBP	20,064	27,346
Stanlington PLC 1.095% due 06/12/2046 •		1,342	1,819
Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •		15,152	20,563
1.250% due 05/25/2051 •		6,897	9,367
Structured Adjustable Rate Mortgage Loan Trust
1.482% due 01/25/2035 ^•		$27	25
2.431% due 02/25/2034 ~		21	21
2.792% due 08/25/2035 ~		235	226
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •		292	115
0.482% due 07/25/2046 ^•		1,019	869
0.542% due 05/25/2036 •		2,542	2,495
0.542% due 05/25/2046 •		698	348
0.562% due 05/25/2045 •		175	170
0.604% due 07/19/2035 •		61	60
0.662% due 02/25/2036 ^•		15	14
0.684% due 07/19/2034 •		6	6
0.764% due 09/19/2032 •		6	6
0.804% due 03/19/2034 •		94	94
0.804% due 04/19/2035 •		483	477
Structured Asset Securities Corp. 5.050% due 02/25/2034 þ		1	1
Tharaldson Hotel Portfolio Trust 1.154% due 11/11/2034 •		10,207	10,205
Thornburg Mortgage Securities Trust 2.142% due 04/25/2045 ~		38	39
Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	42,611	57,790
1.250% due 02/20/2054 •		7,631	10,371
Towd Point Mortgage Funding PLC
0.914% (BP0003M + 0.800%) due 02/20/2045 ~		7,858	10,661
0.950% due 07/20/2045 •		1,453	1,970
1.236% due 10/20/2051 •		7,736	10,553
Towd Point Mortgage Trust 2.250% due 03/25/2059 «~		$32,200	32,330
Trinity Square PLC 0.900% due 07/15/2059 •	GBP	20,683	28,095
UBS-Barclays Commercial Mortgage Trust 0.891% due 04/10/2046 •		$3,091	3,083
Verus Securitization Trust 1.977% due 03/25/2060 ~		901	904
VMC Finance LLC 1.204% due 06/16/2036 •		4,655	4,654
WaMu Mortgage Pass-Through Certificates Trust
0.622% due 11/25/2045 •		46	46
0.642% due 12/25/2045 •		64	65
0.682% due 10/25/2045 •		382	383
0.722% due 01/25/2045 •		47	47
0.782% due 02/25/2047 ^•		241	232
0.812% due 01/25/2047 •		160	160
0.822% due 10/25/2045 •		636	632
0.822% due 01/25/2047 ^•		318	308
0.842% due 04/25/2047 •		557	538
0.882% due 01/25/2045 •		1,029	1,017
0.894% due 12/25/2046 •		666	645
0.904% due 12/25/2046 ^•		322	300
1.082% due 02/25/2046 •		815	825
1.082% due 08/25/2046 •		3,222	3,241
1.282% due 11/25/2042 •		113	112
1.475% due 02/27/2034 •		18	18
1.475% due 01/25/2047 •		104	104
1.482% due 06/25/2042 •		86	86
1.482% due 08/25/2042 •		138	137
1.725% due 07/25/2046 •		130	128
1.725% due 08/25/2046 •		1,357	1,334
1.725% due 09/25/2046 •		199	202
1.725% due 11/25/2046 •		74	73
1.725% due 12/25/2046 •		468	458
2.353% due 03/25/2033 ~		21	21
2.368% due 09/25/2033 ~		126	126
2.515% due 09/25/2033 ~		466	467

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

2.587% due 01/25/2037 ^~		196	197
2.596% due 06/25/2034 ~		408	420
2.704% due 12/25/2036 ^~		122	121
2.737% due 04/25/2037 ^~		130	129
2.864% due 09/25/2036 ^~		188	189
2.878% due 02/25/2037 ^~		250	237
3.051% due 02/25/2037 ^~		290	294
3.076% due 02/25/2037 ^~		673	670
3.287% due 05/25/2037 ^~		262	231
Washington Mutual Mortgage Pass-Through Certificates Trust
1.052% due 05/25/2046 ^•		226	198
Wells Fargo Commercial Mortgage Trust
0.955% due 12/13/2031 •		10,000	9,932
1.159% due 07/15/2046 •		1,855	1,855
1.659% due 01/15/2059 •		3,500	3,595
4.218% due 07/15/2046 ~		4,100	4,248
Wells Fargo-RBS Commercial Mortgage Trust
0.669% due 08/15/2047 •		9,980	9,944
0.899% due 12/15/2045 •		15,053	15,069
3.369% due 11/15/2047		9,144	9,417

Total Non-Agency Mortgage-Backed Securities (Cost $2,087,922)			2,132,075

ASSET-BACKED SECURITIES 17.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		8,157	8,102
AASET U.S. Ltd. 3.844% due 01/16/2038		7,524	6,635
Accredited Mortgage Loan Trust 0.362% due 09/25/2036 •		3,892	3,854
ACE Securities Corp. Home Equity Loan Trust
0.222% due 10/25/2036 •		9	5
0.882% due 04/25/2034 •		15,381	15,173
1.137% due 10/25/2034 •		2,584	2,593
American Money Management Corp. CLO Ltd. 1.096% due 11/10/2030 •		14,600	14,653
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.882% due 05/25/2034 •		146	147
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •		115	113
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.042% due 06/25/2029 •		88	87
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		54,500	54,486
1.264% due 07/15/2032 •		28,400	28,514
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		10,500	10,474
Apidos CLO 1.052% due 07/17/2030 •		5,900	5,893
Apres Static CLO Ltd. 1.194% due 10/15/2028 •		24,870	24,882
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	29,028	33,081
Ares CLO Ltd.
0.990% due 01/15/2029 •		$9,400	9,382
1.172% due 04/18/2031 •		10,200	10,193
1.174% due 01/15/2032 •		15,000	14,989
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.364% due 12/25/2033 •		976	1,033
Arkansas Student Loan Authority 1.078% due 11/25/2043 •		1,981	1,988
Asset-Backed Funding Certificates Trust
0.802% due 06/25/2034 •		296	292
1.077% due 06/25/2033 •		850	850
Asset-Backed Securities Corp. Home Equity Loan Trust
0.182% due 05/25/2037 •		20	16
0.342% due 07/25/2036 •		1,150	1,134
Atlas Senior Loan Fund Ltd. 1.002% due 04/20/2028 •		1,110	1,110
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	14,900	16,934
Basic Asset-Backed Securities Trust 0.722% due 04/25/2036 •		$123	123
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		1,235	1,244
Bear Stearns Asset-Backed Securities Trust
0.762% due 10/25/2032 •		92	91
0.767% due 11/25/2035 ^•		116	116
0.837% due 09/25/2035 •		4,476	4,475
0.902% due 10/27/2032 •		50	49
1.102% due 10/25/2037 •		238	239
1.102% due 11/25/2042 •		13	13
1.352% due 08/25/2037 •		201	202
5.500% due 09/25/2033 þ		5,508	5,657
Benefit Street Partners CLO Ltd. 1.074% due 10/15/2030 •		10,700	10,687

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		27,800	27,790
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	1,000	1,140
Bravo Mortgage Asset Trust 0.342% due 07/25/2036 •		$18	18
Brightspire Capital Ltd. 1.254% due 08/19/2038 •		15,500	15,443
Brookside Mill CLO Ltd. 0.942% due 01/17/2028 •		1,526	1,527
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •	EUR	12,400	14,096
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		$12,900	12,891
Chase Funding Trust 0.742% due 08/25/2032 •		20	19
CIFC Funding Ltd. 1.074% due 10/24/2030 •		32,900	32,851
Citigroup Mortgage Loan Trust 0.162% due 07/25/2045 •		235	200
CLNC Ltd. 1.414% due 08/20/2035 •		46,900	46,923
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,785	1,809
3.560% due 09/25/2045		1,396	1,432
Countrywide Asset-Backed Certificates
0.392% due 05/25/2047 •		170	168
0.842% due 05/25/2032 •		119	118
1.602% due 10/25/2034 •		2,279	2,292
Countrywide Asset-Backed Certificates Trust
0.252% due 09/25/2046 •		52	52
0.902% due 10/25/2047 •		1,540	1,536
1.002% due 05/25/2036 •		555	554
Countrywide Asset-Backed Certificates Trust, Inc. 0.642% due 12/25/2034 •		4,246	4,168
Countrywide Asset-Backed Certificates, Inc. 0.927% due 03/25/2034 •		1,245	1,243
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		234	187
0.703% due 08/25/2035 •		2,029	2,027
Credit-Based Asset Servicing & Securitization Trust 0.162% due 11/25/2036 •		38	23
Crestline Denali CLO Ltd. 1.264% due 10/23/2031 •		29,700	29,703
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	19,500	22,108
CWHEQ Revolving Home Equity Loan Trust 0.250% due 01/15/2037 •		$8	8
Dell Equipment Finance Trust 2.260% due 06/22/2022		4,720	4,728
Delta Funding Home Equity Loan Trust 0.930% due 09/15/2029 •		20	20
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	9,400	10,677
ECMC Group Student Loan Trust
0.853% due 02/27/2068 •		$18,797	18,793
1.102% due 07/25/2069 •		10,254	10,378
1.153% due 05/25/2067 •		1,181	1,199
Edsouth Indenture LLC 0.833% due 04/25/2039 •		1,644	1,641
EFS Volunteer LLC 0.974% due 10/25/2035 •		2,866	2,874
Elevation CLO Ltd. 1.080% due 10/25/2030 •		22,200	22,167
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		36,961	36,682
EMC Mortgage Loan Trust 0.842% due 05/25/2040 •		26	26
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	3,750	4,247
Fieldstone Mortgage Investment Trust 2.277% due 08/25/2034 •		$334	334
Finance America Mortgage Loan Trust 0.927% due 08/25/2034 •		6,494	6,477
First Franklin Mortgage Loan Trust 0.262% due 11/25/2036 •		1,599	1,585
First NLC Trust 0.172% due 08/25/2037 •		367	237
FirstKey Homes Trust 1.266% due 10/19/2037		54,345	53,030
Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	29,500	23,246
2.321% due 10/15/2023		7,792	6,190

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Ford Credit Floorplan Master Owner Trust 0.710% due 09/15/2024 •		$49,200	49,333
Fremont Home Loan Trust 0.837% due 01/25/2035 •		1,273	1,267
Gallatin CLO Ltd.
1.177% due 07/15/2031 •		9,900	9,900
1.180% due 01/21/2028 •		18,937	18,947
GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •		5,700	5,691
GPMT Ltd. 1.454% due 12/15/2036 •		15,000	15,013
Greystone Commercial Real Estate Notes Ltd. 1.290% due 09/15/2037 •		16,000	15,975
GSAA Home Equity Trust 0.642% due 07/25/2037 •		631	629
GSAMP Trust
0.172% due 12/25/2036 •		289	184
0.622% due 06/25/2036 •		4,488	4,439
0.852% due 01/25/2034 •		1,167	1,164
GSRPM Mortgage Loan Trust 0.602% due 03/25/2035 •		1,684	1,677
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	9,500	10,778
HERA Commercial Mortgage Ltd. 1.154% due 02/18/2038 •		$8,300	8,266
Home Equity Asset Trust
0.687% due 07/25/2036 •		5,020	4,990
1.022% due 02/25/2033 •		1	1
1.047% due 06/25/2034 •		2,855	2,855
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		90	34
HSI Asset Securitization Corp. Trust
0.262% due 05/25/2037 •		91	90
0.462% due 02/25/2036 •		60	60
0.597% due 02/25/2036 •		2,848	2,805
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	2,500	2,838
JP Morgan Mortgage Acquisition Trust
0.312% due 10/25/2036 •		$3,964	3,944
0.342% due 05/25/2037 •		1,250	1,243
0.372% due 07/25/2036 •		2,500	2,465
Jubilee CLO BV 0.610% due 04/15/2030 •	EUR	6,300	7,162
KKR CLO Ltd.
1.062% due 07/18/2030 •		$15,200	15,201
1.074% due 07/15/2030 •		12,400	12,385
Laurelin DAC 0.720% due 10/20/2031 •	EUR	31,700	36,057
LCM LP 1.132% due 07/20/2030 •		$36,100	36,006
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		2,823	2,828
3.750% due 04/25/2059 þ		6,486	6,514
Lehman ABS Mortgage Loan Trust 0.192% due 06/25/2037 •		267	220
LL ABS Trust 1.070% due 05/15/2029		5,984	5,955
LoanCore Issuer Ltd.
1.240% due 05/15/2036 •		15,592	15,598
1.410% due 07/15/2036 •		5,000	5,002
Long Beach Mortgage Loan Trust
0.662% due 10/25/2034 •		359	351
0.802% due 03/25/2032 •		16	16
0.927% due 02/25/2034 •		36	36
1.077% due 04/25/2035 •		15,906	15,929
1.122% due 08/25/2033 •		874	872
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •		10,795	10,825
M360 Ltd. 1.604% due 11/22/2038 •		22,500	22,484
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	9,426	10,746
Marble Point CLO Ltd. 1.164% due 10/15/2030 •		$44,400	44,400
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		491	490
Master Credit Card Trust 0.593% due 07/21/2024 •		20,800	20,864
MASTR Asset-Backed Securities Trust
0.152% due 01/25/2037 •		273	104
0.202% due 11/25/2036 •		51	22
0.802% due 09/25/2034 •		7,638	7,533
0.882% due 02/25/2034 •		1,005	990
Merrill Lynch Mortgage Investors Trust
0.262% due 09/25/2037 •		5	3
0.342% due 02/25/2037 •		271	114

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

0.687% due 12/25/2036 •		1,464	1,463
MF1 Ltd.
1.188% due 10/16/2036 •		52,000	51,839
1.864% due 11/15/2035 •		42,300	42,515
MidOcean Credit CLO
1.210% due 02/20/2031 •		31,800	31,796
1.229% due 01/29/2030 •		27,900	27,890
MKS CLO Ltd. 1.132% due 07/20/2030 •		7,100	7,101
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 05/25/2037 •		102	93
0.302% due 09/25/2036 •		18	9
0.722% due 12/25/2035 •		695	690
1.002% due 05/25/2034 •		14,154	14,114
Morgan Stanley Home Equity Loan Trust 1.092% due 05/25/2035 •		950	949
Morgan Stanley IXIS Real Estate Capital Trust 0.152% due 11/25/2036 •		8	4
Mountain View CLO LLC 1.212% due 10/16/2029 •		13,200	13,205
MP CLO Ltd. 1.012% due 10/18/2028 •		25,207	25,239
Navient Private Education Loan Trust
1.110% due 04/15/2069 •		11,736	11,815
1.330% due 04/15/2069		2,971	2,930
1.560% due 07/16/2040 •		8,537	8,580
2.650% due 12/15/2028		3,008	3,046
2.740% due 02/15/2029		1,494	1,509
Navient Private Education Refi Loan Trust
1.110% due 02/18/2070		36,122	35,543
1.170% due 09/16/2069		12,105	12,054
1.690% due 05/15/2069		19,261	19,268
2.460% due 11/15/2068		2,548	2,599
Navient Student Loan Trust
0.453% due 03/25/2067 •		5,080	5,082
0.903% due 07/26/2066 •		13,725	13,799
1.153% due 12/27/2066 •		19,310	19,485
Nelnet Student Loan Trust
0.703% due 02/27/2051 •		4,466	4,476
0.803% due 09/27/2038 •		4,156	4,142
0.902% due 08/25/2067 •		32,462	32,434
0.903% due 09/25/2065 •		2,961	2,958
0.953% due 02/25/2066 •		2,951	2,974
1.002% due 06/27/2067 •		59,099	59,937
New Century Home Equity Loan Trust
0.282% due 05/25/2036 •		180	177
1.032% due 11/25/2034 •		2,140	2,130
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.252% due 07/25/2036 •		3,451	3,320
Northstar Education Finance, Inc. 0.803% due 12/26/2031 •		2,374	2,385
NovaStar Mortgage Funding Trust
0.762% due 01/25/2036 •		5,228	5,231
1.182% due 06/25/2035 •		2,600	2,615
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	36,000	40,835
Oaktree CLO Ltd. 1.238% due 04/22/2030 •		$14,200	14,201
OCP CLO Ltd. 0.924% due 07/15/2027 •		25	25
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	9,000	10,160
Option One Mortgage Loan Trust 0.762% due 05/25/2035 •		$456	457
OZLM Ltd.
1.185% due 05/16/2030 •		26,200	26,199
1.232% due 10/20/2031 •		3,800	3,800
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	30,050	34,275
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		$9,400	9,404
0.960% due 02/20/2028 •		4,400	4,398
PFS Financing Corp.
0.660% due 04/15/2024 •		18,700	18,720
0.930% due 08/15/2024		14,000	14,034
2.230% due 10/15/2024		2,980	3,013
PRET LLC 2.487% due 07/25/2051 «þ		11,300	11,268
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		5,211	5,170
RAAC Trust 0.927% due 01/25/2046 •		3,949	3,944
Renaissance Home Equity Loan Trust
0.822% due 11/25/2034 •		142	138
0.972% due 08/25/2033 •		325	321

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

Residential Asset Mortgage Products Trust
0.642% due 05/25/2036 •		381	381
0.792% due 10/25/2035 •		83	83
0.882% due 07/25/2035 •		851	852
1.112% due 01/25/2034 •		1,911	1,902
Residential Asset Securities Corp. Trust
0.747% due 03/25/2035 •		919	919
1.002% due 11/25/2034 •		1,601	1,601
Saranac CLO Ltd. 1.259% due 08/13/2031 •		3,300	3,300
SBA Tower Trust 3.869% due 10/15/2049 þ		9,800	10,156
Sculptor CLO Ltd. 1.394% due 01/15/2031 •		19,700	19,705
Securitized Asset-Backed Receivables LLC Trust
0.772% due 08/25/2034 •		3,243	3,084
0.777% due 01/25/2035 •		529	517
SLC Student Loan Trust
0.216% due 05/15/2029 •		4,682	4,633
0.313% due 03/15/2027 •		5,654	5,646
0.323% due 06/15/2029 •		2,200	2,195
SLM Student Loan Trust
0.264% due 10/25/2028 •		1,289	1,285
0.264% due 10/27/2031 •		26,340	26,259
0.274% due 10/25/2029 •		5,360	5,341
0.553% due 06/25/2043 •		10,181	10,097
0.673% due 12/15/2027 •		2,281	2,282
0.724% due 10/25/2029 •		17,202	17,237
0.753% due 12/15/2025 •		5,507	5,507
0.753% due 12/27/2038 •		1,904	1,913
0.803% due 01/25/2029 •		4,179	4,088
0.874% due 04/25/2023 •		1,085	1,069
1.024% due 07/25/2023 •		2,227	2,222
1.624% due 04/25/2023 •		12,982	13,073
1.824% due 07/25/2023 •		4,105	4,123
SMB Private Education Loan Trust
0.952% due 09/15/2054 •		54,679	54,863
1.340% due 03/17/2053		17,367	17,115
1.560% due 02/17/2032 •		2,407	2,437
1.600% due 09/15/2054		14,850	14,747
2.340% due 09/15/2034		605	610
SoFi Professional Loan Program LLC
0.703% due 07/25/2040 •		79	79
1.602% due 10/27/2036 •		1,430	1,433
2.400% due 03/26/2040		603	607
2.720% due 10/27/2036		896	899
3.020% due 02/25/2040		476	487
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		17,912	18,039
Sound Point CLO Ltd.
1.024% due 01/23/2029 •		1,350	1,350
1.104% due 07/25/2030 •		40,700	40,725
1.114% due 01/23/2029 •		41,088	41,102
1.182% due 10/20/2028 •		8,294	8,297
Soundview Home Loan Trust
0.443% due 06/25/2036 •		780	780
0.642% due 03/25/2036 •		1,849	1,849
0.662% due 05/25/2036 •		14,287	14,240
Specialty Underwriting & Residential Finance Trust 1.077% due 12/25/2035 •		824	824
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		21,390	21,400
Stonepeak ABS 2.301% due 02/28/2033		10,297	10,204
Structured Asset Investment Loan Trust 1.077% due 10/25/2033 •		5	5
Structured Asset Securities Corp. Mortgage Loan Trust 1.599% due 04/25/2035 •		296	299
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		23,800	23,788
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		43,900	43,998
TCW CLO Ltd. 1.124% due 04/25/2031 •		4,000	3,994
Terwin Mortgage Trust 0.522% due 07/25/2037 •		1,041	1,032
Theorem Funding Trust 1.210% due 12/15/2027		9,403	9,387
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		37,700	37,632
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	8,600	9,802
Towd Point Asset Trust 0.804% due 11/20/2061 •		$28,941	28,942
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		12,531	12,591

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

1.102% due 10/25/2059 •		8,494	8,545
1.636% due 04/25/2060 ~		94,714	94,182
2.710% due 01/25/2060 ~		30,265	30,761
3.750% due 05/25/2058 ~		20,566	21,300
TPG Real Estate Finance Ltd. 1.314% due 10/15/2034 •		35,661	35,685
Utah State Board of Regents 0.853% due 01/25/2057 •		11,287	11,125
Venture CLO Ltd.
1.004% due 04/15/2027 •		37,104	37,099
1.032% due 10/20/2028 •		24,175	24,181
1.146% due 09/07/2030 •		19,500	19,489
1.232% due 01/20/2029 •		25,200	25,207
1.262% due 04/20/2032 •		16,700	16,677
Vibrant CLO Ltd.
1.172% due 09/15/2030 •		57,000	57,086
1.240% due 07/20/2032 •		7,650	7,654
Voya CLO Ltd. 1.124% due 10/15/2030 •		2,100	2,100
Washington Mutual Asset-Backed Certificates Trust 0.162% due 10/25/2036 •		50	26
Wells Fargo Home Equity Asset-Backed Securities Trust 0.522% due 01/25/2037 •		1,937	1,940

Total Asset-Backed Securities (Cost $2,816,118)			2,799,504

SOVEREIGN ISSUES 1.5%
Export-Import Bank of India
1.160% (US0003M + 1.000%) due 08/21/2022 ~		41,353	41,511
1.240% (US0003M + 1.020%) due 03/28/2022 ~(d)		11,400	11,411
Export-Import Bank of Korea
0.824% (BBSW3M + 0.800%) due 10/08/2024 ~	AUD	8,800	6,456
0.946% (US0003M + 0.775%) due 06/01/2023 ~		$12,600	12,699
Israel Government International Bond
0.750% due 07/31/2022	ILS	100,950	32,608
5.500% due 01/31/2022		350,950	113,349
Korea Development Bank 1.015% (BBSW3M + 0.980%) due 10/19/2023 ~	AUD	15,530	11,435
Korea Expressway Corp. 0.779% (BBSW3M + 0.720%) due 09/02/2023 ~		8,000	5,847

Total Sovereign Issues (Cost $227,924)			235,316

SHORT-TERM INSTRUMENTS 9.1%
COMMERCIAL PAPER 0.9%
Mitsubishi HC Capital, Inc. 0.590% due 01/20/2022		$27,400	27,395
Parker-Hannifin Corp.
0.620% due 04/22/2022		70,900	70,797
0.750% due 03/02/2022		52,200	52,166

			150,358

REPURCHASE AGREEMENTS (e) 0.9%			144,924

ISRAEL TREASURY BILLS 0.7%
(0.023)% due 02/02/2022 - 12/07/2022 (b)(c)	ILS	337,900	108,684

U.S. TREASURY BILLS 1.0%
0.051% due 02/17/2022 - 03/24/2022 (b)(c)(h)(j)		$160,110	160,104

U.S. TREASURY CASH MANAGEMENT BILLS 5.1%
0.055% due 03/15/2022 - 03/22/2022 (b)(c)(h)(j)		834,000	833,898

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

MUNICIPAL BONDS & NOTES 0.5%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2021 0.777% due 11/15/2022	$83,900	83,978

Total Municipal Bonds & Notes (Cost $83,900)		83,978

Total Short-Term Instruments (Cost $1,476,521)		1,481,946

Total Investments in Securities (Cost $17,514,164)		17,504,804

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short Asset Portfolio	28,271,103	281,976
PIMCO Short-Term Floating NAV Portfolio III	15,700	153

Total Short-Term Instruments (Cost $283,749)		282,129

Total Investments in Affiliates (Cost $283,749)		282,129

Total Investments 109.2% (Cost $17,797,913)		$17,786,933
Financial Derivative Instruments (g)(i) (0.2)%(Cost or Premiums, net $(30,767))		(37,909)
Other Assets and Liabilities, net (9.0)%		(1,459,334)

Net Assets 100.0%		$16,289,690

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Coupon represents a weighted average yield to maturity.
(c)							Zero coupon security.
(d)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				2.850%	05/25/2024	10/05/2020	$2,730	$2,833	0.02%
Bank of America Corp.				2.604	03/15/2023	10/02/2020-10/07/2020	6,014	6,334	0.04
Bank of America Corp.				3.228	06/22/2022	10/07/2020	152	160	0.00
Citigroup, Inc.				0.981	05/01/2025	04/27/2021	13,100	13,003	0.08
Daimler Canada Finance, Inc.				3.300	08/16/2022	09/08/2021	4,793	4,814	0.03
Deutsche Bank AG				0.898	05/28/2024	05/25/2021-05/26/2021	13,607	13,488	0.08
Export-Import Bank of India				1.240	03/28/2022	12/19/2019	11,390	11,411	0.07
Ford Credit Canada Co.				2.766	06/22/2022	08/26/2021	396	397	0.00
General Motors Co.				5.400	10/02/2023	10/18/2021	1,517	1,510	0.01
Morgan Stanley				3.000	02/07/2024	10/21/2020	3,965	4,065	0.03
Wells Fargo & Co.				2.094	04/25/2022	10/06/2020	1,131	1,192	0.01
Wells Fargo & Co.				2.509	10/27/2023	10/14/2020 - 10/12/2021	27,333	28,069	0.17
Wells Fargo & Co.				3.184	02/08/2024	10/06/2020	1,562	1,629	0.01

							$87,690	$88,905	0.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$32,224	U.S. Treasury Notes 1.125% - 1.250% due 08/31/2028 - 09/30/2028		$(32,869)	$32,224	$32,224
NOM	0.040	12/31/2021	01/03/2022	112,700	U.S. Treasury Bonds 1.375% due 08/15/2050		(115,697)	112,700	112,700

Total Repurchase Agreements							$(148,566)	$144,924	$144,924

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

DEU				0.050%	12/23/2021	01/03/2022	$(250,313)		$(250,316)
JPS				0.010	12/23/2021	01/06/2022	(500,625)		(500,627)
				0.040	12/21/2021	01/04/2022	(100,250)		(100,252)
				0.040	12/28/2021	01/04/2022	(188,135)		(188,136)
				0.060	12/23/2021	01/03/2022	(208,850)		(208,854)
SGY				0.040	12/28/2021	01/04/2022	(264,831)		(264,832)

Total Reverse Repurchase Agreements									$(1,513,017)

(f)							Securities with an aggregate market value of $1,512,729 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(595,940) at a weighted average interest rate of (0.049%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month Canada Bankers' Acceptance December Futures				12/2022	17,345	$3,367,668	$(23,482)		$686	$0
3-Month Canada Bankers' Acceptance March Futures				03/2023	10,892	2,111,108	(12,203)		430	0

							$(35,685)		$1,116	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2022	11,054	$(2,411,672)	$4,098		$0	$(518)
U.S. Treasury 5-Year Note March Futures				03/2022	35,495	(4,294,063)	(7,801)		0	(2,496)
U.S. Treasury 10-Year Note March Futures				03/2022	423	(55,188)	(169)		0	(26)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2022	3,972	(581,650)	(9,944)		0	(1,055)

							$(13,816)		$0	$(4,095)

Total Futures Contracts							$(49,501)		$1,116	$(4,095)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	03/20/2022	0.244%	$9,600	$20	$0	$20	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.411	12,700	161	(9)	152	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	2,400	$19	(4)	15	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2023	0.655	7,900	60	(3)	57	1	0
						$260	$(16)	$244	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-36 5-Year Index		(1.000)%	Quarterly	06/20/2026	$126,000	$(3,018)	$(108)	$(3,126)	$0	$(51)
CDX.IG-37 5-Year Index		(1.000)	Quarterly	12/20/2026	1,148,400	(27,718)	(782)	(28,500)	0	(498)

						$(30,736)	$(890)	$(31,626)	$0	$(549)

INTEREST RATE SWAPS -BASIS SWAPS
									Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	$807,200	$0	$(318)	$(318)	$0	$(10)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	618,000	0	(245)	(245)	0	(8)

						$0	$(563)	$(563)	$0	$(18)

Total Swap Agreements						$(30,476)	$(1,469)	$(31,945)	$3	$(568)

(h)

Securities with an aggregate market value of $77,547 and cash of $26,934 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	AUD	8,788	$6,269	$0	$(124)
01/2022	CAD	20,767	16,271	0	(147)
02/2022	ILS	18,685	6,009	0	(2)
BPS	01/2022	AUD	21,164	15,098	0	(300)
01/2022	$58,562	CAD	75,356	1,010	0
01/2022	6,706	GBP	5,037	112	0
02/2022	GBP	516,971	$700,164	462	0
BRC	01/2022	$5,075	GBP	3,845	129	0
CBK	01/2022	ILS	98,887	$30,380	0	(1,430)
01/2022	$6,261	ILS	19,439	0	(8)
02/2022	ILS	277,479	$85,030	0	(4,232)
04/2022	32,097	9,889	0	(445)
04/2022	$7,004	MXN	151,984	279	0
08/2022	ILS	11,300	$3,527	0	(123)
12/2022	17,100	5,470	0	(77)
GLM	01/2022	212,928	65,463	0	(3,033)
HUS	01/2022	AUD	4,161	2,948	0	(79)
01/2022	GBP	16,973	22,521	0	(452)
01/2022	ILS	58,575	18,016	0	(827)
JPM	01/2022	AUD	8,865	6,381	0	(69)
01/2022	CAD	105,702	83,255	0	(307)
08/2022	ILS	102,398	31,653	0	(1,418)
MYI	01/2022	AUD	519,842	375,272	0	(2,942)
01/2022	GBP	380	508	0	(6)
RBC	01/2022	AUD	190	137	0	(1)
SCX	01/2022	31,567	22,506	0	(461)
01/2022	EUR	244,098	275,163	0	(2,743)
01/2022	GBP	501,971	664,678	0	(14,764)
01/2022	JPY	13,470	119	1	0
01/2022	$3,707	CAD	4,748	47	0
02/2022	EUR	244,098	$277,747	0	(320)
02/2022	JPY	13,471	117	0	0
TOR	01/2022	AUD	69,740	49,921	0	(818)
01/2022	CAD	57,270	44,666	0	(608)
01/2022	$44,978	CAD	56,814	0	(64)
02/2022	CAD	56,816	$44,978	64	0
UAG	01/2022	AUD	24,732	17,685	0	(309)
01/2022	CAD	17,828	13,966	0	(128)

Total Forward Foreign Currency Contracts	$2,104	$(36,237)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	$103.754	03/07/2022	16,700	$(18)	$(9)
SAL	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	17,200	(38)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	17,600	(44)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	14,100	(47)	(38)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	12,100	(36)	(45)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	31,000	(95)	(124)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	12,200	(13)	(8)

$(291)	$(232)

Total Written Options	$(291)	$(232)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2021 (Unaudited)

(j)

Securities with an aggregate market value of $29,637 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,519	$0	$11,519
Corporate Bonds & Notes
Banking & Finance	0	3,758,425	0	3,758,425
Industrials	0	1,988,110	0	1,988,110
Utilities	0	613,286	0	613,286
Municipal Bonds & Notes
Louisiana	0	16,167	0	16,167
Pennsylvania	0	1,785	0	1,785
U.S. Government Agencies	0	2,953,942	0	2,953,942
U.S. Treasury Obligations	0	1,512,729	0	1,512,729
Non-Agency Mortgage-Backed Securities	0	2,099,745	32,330	2,132,075
Asset-Backed Securities	0	2,788,236	11,268	2,799,504
Sovereign Issues	0	235,316	0	235,316
Short-Term Instruments
Commercial Paper	0	150,358	0	150,358
Repurchase Agreements	0	144,924	0	144,924
Israel Treasury Bills	0	108,684	0	108,684
U.S. Treasury Bills	0	160,104	0	160,104
U.S. Treasury Cash Management Bills	0	833,898	0	833,898
Municipal Bonds & Notes	0	83,978	0	83,978

	$0	$17,461,206	$43,598	$17,504,804
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$282,129	$0	$0	$282,129

Total Investments	$282,129	$17,461,206	$43,598	$17,786,933

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,116	3	0	1,119
Over the counter	0	2,104	0	2,104

	$1,116	$2,107	$0	$3,223
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,663)	0	(4,663)
Over the counter	0	(36,469)	0	(36,469)

	$0	$(41,132)	$0	$(41,132)

Total Financial Derivative Instruments	$1,116	$(39,025)	$0	$(37,909)

Totals	$283,245	$17,422,181	$43,598	$17,749,024

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
CORPORATE BONDS & NOTES 9.7%
BANKING & FINANCE 5.8%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,319
3.300% due 01/30/2032		1,300	1,325
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	840
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	2,800	3,391
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$244	257
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,861
4.972% due 05/16/2029 •		1,400	1,598
7.125% due 06/15/2025 •(g)(h)	GBP	3,900	5,823
7.250% due 03/15/2023 •(g)(h)		400	567
7.750% due 09/15/2023 •(g)(h)		$2,189	2,355
8.000% due 06/15/2024 •(g)(h)		2,000	2,216
BOC Aviation Ltd. 3.500% due 01/31/2023		500	510
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,500	1,528
3.750% due 03/26/2025		600	637
6.250% due 12/18/2024 •(g)(h)		900	961
6.375% due 08/21/2026 •(g)(h)		1,700	1,836
7.500% due 07/17/2023 •(g)(h)		2,800	2,966
7.500% due 12/11/2023 •(g)(h)		3,900	4,223
Danske Bank A/S 1.261% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,412
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,523
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$5,000	5,026
1.625% due 01/20/2027	EUR	2,200	2,611
1.750% due 01/17/2028		200	238
3.547% due 09/18/2031 •		$500	527
3.961% due 11/26/2025 •		6,300	6,657
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,346
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	1,800	2,262
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,100	1,361
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$2,000	2,036
3.096% due 05/04/2023		400	408
3.350% due 11/01/2022		950	963
3.375% due 11/13/2025		700	728
3.550% due 10/07/2022		900	915
5.125% due 06/16/2025		400	436
5.584% due 03/18/2024		200	216
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	304
3.000% due 05/29/2030 •	GBP	2,700	3,843
4.292% due 09/12/2026 •		$1,300	1,405
4.300% due 03/08/2026		600	658
5.250% due 09/16/2022 •(g)(h)	EUR	2,700	3,174
6.000% due 05/22/2027 •(g)(h)		$200	216
6.500% due 03/23/2028 •(g)(h)		200	221
ING Groep NV
4.250% due 05/16/2031 •(g)(h)		700	661
5.750% due 11/16/2026 •(g)(h)		1,100	1,185
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)	EUR	1,400	1,938
Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,500	2,846
4.947% due 06/27/2025 •(g)(h)	EUR	200	249
7.500% due 09/27/2025 •(g)(h)		$1,845	2,086
7.625% due 06/27/2023 •(g)(h)	GBP	332	481
MPT Operating Partnership LP 3.692% due 06/05/2028		200	283
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		$3,100	3,150

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.000% due 03/04/2025 •	EUR	1,000	1,184
4.519% due 06/25/2024 •		$1,500	1,570
4.892% due 05/18/2029 •		3,500	4,006
5.076% due 01/27/2030 •		1,500	1,741
8.000% due 08/10/2025 •(g)(h)		1,400	1,627
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		400	404
2.650% due 07/13/2022		1,000	1,009
Nomura Holdings, Inc. 2.648% due 01/16/2025		2,700	2,779
OneMain Finance Corp. 6.125% due 03/15/2024		700	743
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	1,126
RLJ Lodging Trust LP 3.750% due 07/01/2026		1,200	1,208
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,100	3,292
SL Green Realty Corp. 4.500% due 12/01/2022		3,100	3,167
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	404
Societe Generale S.A.
7.375% due 10/04/2023 •(g)(h)		400	429
7.875% due 12/18/2023 •(g)(h)		1,000	1,096
Standard Chartered PLC
7.500% due 04/02/2022 •(g)(h)		200	203
7.750% due 04/02/2023 •(g)(h)		400	425
Stellantis Finance US, Inc. 2.691% due 09/15/2031		5,700	5,611
Swedbank AB 4.000% due 03/17/2029 •(g)(h)		400	387
UBS AG 5.125% due 05/15/2024 (h)		4,600	4,932
UBS Group AG 4.125% due 09/24/2025		500	540
UniCredit SpA
6.572% due 01/14/2022		1,900	1,903
9.250% due 06/03/2022 •(g)(h)	EUR	300	355
Wells Fargo & Co.
1.338% due 05/04/2025 •		700	820
2.393% due 06/02/2028 •		$19,600	19,934
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	4,245

			153,718

INDUSTRIALS 3.3%
Aker BP ASA 2.875% due 01/15/2026		$750	778
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,576
BAT Capital Corp. 3.222% due 08/15/2024		200	208
BAT International Finance PLC 3.950% due 06/15/2025		1,000	1,063
Boeing Co. 2.750% due 02/01/2026		1,400	1,441
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,472
3.137% due 11/15/2035		500	504
3.187% due 11/15/2036		2,500	2,499
3.419% due 04/15/2033		3,200	3,358
3.500% due 02/15/2041		800	823
3.750% due 02/15/2051		300	314
Centene Corp. 4.625% due 12/15/2029		3,000	3,241
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,702
4.908% due 07/23/2025		2,200	2,424
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,394
DAE Funding LLC
1.625% due 02/15/2024		1,600	1,572
2.625% due 03/20/2025		900	907
3.375% due 03/20/2028		900	912
Delta Air Lines, Inc. 4.500% due 10/20/2025		1,400	1,472
Expedia Group, Inc.
4.625% due 08/01/2027		300	334
6.250% due 05/01/2025		176	199
Hyatt Hotels Corp. 1.800% due 10/01/2024		4,100	4,104
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,757

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	4,092
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	5,997
3.500% due 07/26/2026		400	421
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,281
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	541
Kraft Heinz Foods Co. 3.750% due 04/01/2030		$1,200	1,296
Micron Technology, Inc.
4.185% due 02/15/2027		1,500	1,645
5.327% due 02/06/2029		1,300	1,542
MPLX LP 2.650% due 08/15/2030		1,600	1,595
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	1,927
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,900	1,950
3.522% due 09/17/2025		800	839
4.345% due 09/17/2027		3,300	3,565
4.810% due 09/17/2030		4,900	5,486
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		1,600	1,623
Sands China Ltd.
2.850% due 03/08/2029		1,200	1,131
3.250% due 08/08/2031		1,200	1,129
5.125% due 08/08/2025		4,000	4,201
5.400% due 08/08/2028		2,900	3,126
T-Mobile USA, Inc.
2.250% due 02/15/2026		1,500	1,506
2.700% due 03/15/2032		800	806
3.375% due 04/15/2029		1,500	1,531
3.500% due 04/15/2031		1,200	1,251

			87,535

UTILITIES 0.6%
AT&T, Inc. 2.250% due 02/01/2032		600	580
FirstEnergy Corp. 3.350% due 07/15/2022		800	804
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~		3,200	3,205
1.700% due 11/15/2023		3,200	3,209
3.000% due 06/15/2028		1,100	1,109
4.550% due 07/01/2030		1,500	1,623
Petrobras Global Finance BV 5.093% due 01/15/2030		2,057	2,143
Sprint Communications, Inc. 6.000% due 11/15/2022		1,300	1,355
Sprint Corp. 7.875% due 09/15/2023		400	441
Vodafone Group PLC 2.500% due 05/24/2039	EUR	1,100	1,418

			15,887

Total Corporate Bonds & Notes (Cost $249,749)			257,140

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		$100	128
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		1,100	1,129

			1,257

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		102	116
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	259

			375

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	157

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

NEW YORK 0.0%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,240

Total Municipal Bonds & Notes (Cost $2,600)		3,029

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
0.152% due 12/25/2036 •	8	8
0.452% due 07/25/2037 •	12	12
0.453% due 03/25/2044 •	42	42
0.482% due 07/25/2037 •	19	19
0.502% due 09/25/2035 •	42	42
0.512% due 09/25/2035 •	87	88
0.822% due 06/25/2037 •	133	135
0.852% due 01/25/2040 •	341	348
1.284% due 07/01/2044 •	6	6
1.905% due 05/25/2035 ~	3	4
2.146% due 08/01/2033 •	4	4
2.230% due 01/01/2036 •	7	7
2.310% due 08/01/2022	95	96
2.911% due 06/01/2033 •	91	91
2.961% due 05/01/2022 ~	328	328
3.750% due 07/25/2042	5,933	6,666
4.027% due 12/01/2036 •	2	2
4.940% due 09/01/2034 •	1	1
5.000% due 04/25/2033	1	1
Freddie Mac
0.680% due 06/15/2041 •	51	52
0.810% due 08/15/2037 •	82	84
0.820% due 10/15/2037 •	15	15
0.830% due 05/15/2037 - 09/15/2037 •	97	98
1.284% due 02/25/2045 •	8	8
2.355% due 03/01/2034 •	29	31
4.000% due 11/01/2047 - 01/01/2048	2,748	2,942
4.500% due 03/01/2029	17	18
5.500% due 07/01/2038	16	18
Ginnie Mae
2.125% due 11/20/2044 •	607	629
5.000% due 04/15/2036 - 09/15/2039	655	755
Ginnie Mae, TBA 5.000% due 01/01/2052	6,000	6,398
Small Business Administration 5.520% due 06/01/2024	19	20
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	18,653	19,741
5.500% due 03/01/2034 - 07/01/2035	71	80
6.000% due 08/01/2036 - 02/01/2038	58	68
6.500% due 10/01/2035 - 10/01/2036	140	155
Uniform Mortgage-Backed Security, TBA
4.500% due 01/01/2052	33,800	36,213

Total U.S. Government Agencies (Cost $73,277)		75,225

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	10,500	9,572
3.000% due 08/15/2048	600	734
3.000% due 02/15/2049	22,200	27,303
4.625% due 02/15/2040	5,900	8,476
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043 (f)	963	1,199
0.750% due 02/15/2045 (f)	2,584	3,332
1.000% due 02/15/2046 (f)	5,954	8,150
1.000% due 02/15/2048 (f)	14,359	20,172
1.375% due 02/15/2044 (f)	8,190	11,705
U.S. Treasury Notes
0.375% due 12/31/2025	5,300	5,138
0.375% due 01/31/2026	13,400	12,967
0.500% due 02/28/2026	21,900	21,282
1.625% due 02/15/2026	4,000	4,069
1.750% due 05/15/2023 (l)	2,140	2,176
1.750% due 12/31/2024 (l)	13,300	13,605
2.250% due 12/31/2023 (l)	6,300	6,489
2.375% due 05/15/2029	67,500	71,959
2.625% due 12/31/2025 (l)	15,300	16,180
2.625% due 02/15/2029	170,000	183,819
2.750% due 02/15/2024 (l)	4,700	4,896
3.000% due 09/30/2025 (l)	36,600	39,105

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $439,238)			472,328

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •		5	5
AREIT Trust 1.930% due 07/17/2026 •		2,100	2,103
BAMLL Commercial Mortgage Securities Trust 1.560% due 09/15/2038 •		10,400	10,406
Banc of America Funding Trust
2.787% due 05/25/2035 ~		17	18
3.417% due 01/20/2047 ^~		41	40
Bear Stearns Adjustable Rate Mortgage Trust
2.321% due 01/25/2034 ~		1	1
2.485% due 01/25/2034 ~		14	14
Bear Stearns ALT-A Trust
0.442% due 08/25/2036 ^•		1,071	1,033
2.603% due 05/25/2035 ~		112	113
2.868% due 09/25/2035 ^~		29	22
ChaseFlex Trust 0.402% due 07/25/2037 •		332	312
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •		5	5
3.153% due 09/25/2037 ^~		1,357	1,351
Colony Mortgage Capital Ltd. 1.239% due 11/15/2038 •		7,075	7,083
Countrywide Alternative Loan Trust
0.342% due 06/25/2036 •		1,386	1,372
0.462% due 05/25/2047 •		162	156
0.524% due 03/20/2046 •		2,955	2,503
0.564% due 05/20/2046 ^•		69	63
1.642% due 08/25/2035 •		5,128	4,965
6.000% due 10/25/2033		8	8
6.000% due 12/25/2034		2,769	2,804
6.000% due 12/25/2035 ^		2,070	1,933
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•		13	11
2.510% due 02/20/2035 ~		15	15
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,964	3,976
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		5,897	5,840
2.215% due 11/25/2061 ~		1,622	1,613
2.688% due 03/25/2059 ~		1,472	1,477
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.602% due 02/25/2035 •		166	164
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	3,596	4,102
First Horizon Mortgage Pass-Through Trust 2.773% due 08/25/2035 ~		$21	16
Frost CMBS DAC 1.150% due 11/22/2026 •	EUR	2,500	2,848
Grifonas Finance PLC 0.000% due 08/28/2039 •		129	144
GSMPS Mortgage Loan Trust 0.452% due 01/25/2036 •		$1,691	1,423
GSR Mortgage Loan Trust
2.325% due 06/25/2034 ~		21	22
2.629% due 11/25/2035 ~		17	18
3.139% due 11/25/2035 ^~		81	78
6.000% due 03/25/2037 ^		16	11
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •		1,071	1,010
0.544% due 05/19/2035 •		680	657
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	7,578	10,288
Impac CMB Trust 1.103% due 07/25/2033 •		$7	7
IndyMac INDX Mortgage Loan Trust 0.292% due 09/25/2046 •		207	195
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		1,633	1,620
JP Morgan Mortgage Trust
2.225% due 08/25/2034 ~		195	206
2.419% due 07/25/2035 ~		298	305
2.704% due 11/25/2035 ^~		51	47
5.750% due 01/25/2036 ^		22	14
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		4,437	4,388
1.750% due 07/25/2061 þ		3,234	3,207
2.250% due 07/25/2067 þ		2,556	2,551
3.000% due 06/25/2059 þ		1,796	1,800
London Wall Mortgage Capital PLC 0.952% due 11/15/2049 •	GBP	303	411

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

LUXE Commercial Mortgage Trust 1.510% due 10/15/2038 •		$10,800	10,805
MASTR Adjustable Rate Mortgages Trust 0.882% due 12/25/2046 •		8,387	7,875
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •		30	30
0.602% due 11/25/2035 •		16	16
1.746% (US0006M + 1.500%) due 12/25/2032 ~		1	1
2.834% due 02/25/2035 ~		315	320
Morgan Stanley Capital Trust 1.559% due 12/15/2023 •		5,100	5,100
Natixis Commercial Mortgage Securities Trust 1.510% due 08/15/2038 •		6,300	6,304
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,557	3,628
NYO Commercial Mortgage Trust 1.655% due 11/15/2038 •		8,000	7,972
PRET LLC
1.843% due 09/25/2051 þ		7,283	7,156
2.487% due 10/25/2051 «~		1,078	1,073
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		3,056	3,021
Prime Mortgage Trust 0.502% due 02/25/2034 •		3	3
Residential Accredit Loans, Inc. Trust
0.272% due 01/25/2037 •		1,451	1,378
0.472% due 08/25/2036 •		383	373
1.010% due 10/25/2037 ~		1,466	1,451
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	22,602	30,623
SREIT Trust 1.207% due 10/15/2038 •		$9,000	8,912
Structured Adjustable Rate Mortgage Loan Trust 2.792% due 08/25/2035 ~		29	28
Structured Asset Mortgage Investments Trust 0.604% due 07/19/2035 •		128	125
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	695	942
Thornburg Mortgage Securities Trust 1.811% due 06/25/2047 ^•		$226	189
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	11,137	15,104
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		2,936	4,006
Towd Point Mortgage Trust 2.250% due 03/25/2059 «~		$9,000	9,036
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 05/25/2034 •		1,490	1,336
0.682% due 10/25/2045 •		12	12
0.782% due 03/25/2047 ^•		1,884	1,811
0.832% due 06/25/2047 •		2,823	2,737
1.082% due 02/25/2046 •		58	58
1.282% due 11/25/2042 •		8	8
1.475% due 02/27/2034 •		13	14
1.482% due 08/25/2042 •		4	4
2.973% due 07/25/2037 ^~		5,434	5,535
Washington Mutual Mortgage Pass-Through Certificates Trust 0.912% due 11/25/2046 •		5,651	5,204

Total Non-Agency Mortgage-Backed Securities (Cost $218,189)			226,964

ASSET-BACKED SECURITIES 16.9%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •		2,614	2,613
ACE Securities Corp. Home Equity Loan Trust
0.232% due 12/25/2036 •		4,858	3,258
1.002% due 09/25/2033 •		2,395	2,383
Aegis Asset-Backed Securities Trust 0.342% due 01/25/2037 •		397	357
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.077% due 07/25/2035 •		800	800
1.677% due 04/25/2034 •		794	789
Apex Credit CLO Ltd. 1.814% due 09/20/2029 •		4,275	4,272
Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	7,100	8,085
0.850% due 04/20/2032 •		5,600	6,373
Argent Securities Trust 0.642% due 05/25/2036 •		$5,923	2,163
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.862% due 02/25/2036 •		6,202	5,755
0.962% due 06/26/2034 •		1,228	1,230
Asset-Backed Funding Certificates Trust
0.232% due 01/25/2037 •		2,261	1,772
1.152% due 03/25/2034 ^•		520	516

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust
0.912% due 06/25/2034 •		3,670	3,616
1.062% due 07/25/2035 •		146	146
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	11,300	12,850
Bayview Financial Asset Trust 0.542% due 03/25/2037 •		$454	432
Bear Stearns Asset-Backed Securities Trust
1.052% due 10/25/2037 •		1,684	1,688
2.743% due 10/25/2036 ~		199	131
Benefit Street Partners CLO Ltd.
1.074% due 10/15/2030 •		2,700	2,697
1.624% due 10/15/2030 •		4,800	4,794
Black Diamond CLO DAC 0.980% due 05/15/2032 •	EUR	5,300	6,042
BNC Mortgage Loan Trust 0.422% due 10/25/2036 •		$868	862
BNPP AM Euro CLO 0.820% due 07/22/2032 •	EUR	7,500	8,526
Cairn CLO DAC 0.780% due 10/15/2031 •		2,400	2,738
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		4,200	4,774
0.890% due 08/15/2032 •		4,400	5,002
CIT Mortgage Loan Trust
1.453% due 10/25/2037 •		$1,184	1,191
1.603% due 10/25/2037 •		4,100	4,174
Citigroup Mortgage Loan Trust
0.423% due 09/25/2036 •		4,458	3,841
0.622% due 03/25/2036 •		5,179	5,085
Citigroup Mortgage Loan Trust, Inc. 0.362% due 03/25/2037 •		925	890
Countrywide Asset-Backed Certificates
0.242% due 05/25/2037 •		2,701	2,645
0.242% due 07/25/2037 ^•		2,416	2,382
0.242% due 06/25/2047 ^•		838	807
0.252% due 04/25/2047 ^•		81	80
0.352% due 06/25/2047 •		1,538	1,516
0.353% due 02/25/2036 •		926	912
0.362% due 12/25/2036 ^•		1,517	1,515
0.392% due 10/25/2047 •		4,100	3,939
0.502% due 08/25/2036 •		1,123	1,119
0.502% due 02/25/2037 •		897	863
0.622% due 12/25/2036 ^•		4,158	4,088
0.677% due 05/25/2036 •		2,486	2,470
Countrywide Asset-Backed Certificates Trust 0.262% due 03/25/2037 •		32	32
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •		4	4
Credit-Based Asset Servicing & Securitization Trust 0.602% due 07/25/2036 •		2,000	1,971
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •	EUR	6,200	7,035
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		3,800	4,294
ECMC Group Student Loan Trust 1.102% due 07/25/2069 •		$2,111	2,137
Ellington Loan Acquisition Trust 1.202% due 05/25/2037 •		1,174	1,175
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	2,400	2,718
First Franklin Mortgage Loan Trust
0.212% due 12/25/2037 •		$1,099	1,083
0.402% due 08/25/2036 •		2,479	2,432
0.582% due 05/25/2036 •		1,900	1,804
First NLC Trust 0.837% due 02/25/2036 •		14,622	13,798
FREED ABS Trust 1.010% due 11/20/2028		8,000	7,935
Fremont Home Loan Trust 0.162% due 01/25/2037 •		7	4
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		1,600	1,598
Gallatin CLO Ltd. 1.737% due 07/15/2031 •		3,850	3,850
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		438	438
GSAMP Trust
0.252% due 08/25/2036 •		3,927	3,894
0.252% due 09/25/2036 •		2,302	1,148
0.302% due 01/25/2047 •		937	634
0.792% due 11/25/2035 •		3,385	3,379
1.002% due 11/25/2035 •		274	271
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,379
0.680% due 10/20/2031 •		5,200	5,910

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust 0.272% due 04/25/2037 •		$2,498	2,046
HSI Asset Securitization Corp. Trust 0.252% due 12/25/2036 •		7,972	7,513
JP Morgan Mortgage Acquisition Trust
0.372% due 08/25/2036 •		1,100	1,056
0.373% due 07/25/2036 •		1,168	1,050
0.402% due 03/25/2037 •		5,503	5,355
KKR CLO Ltd.
1.062% due 07/18/2030 •		3,000	3,000
1.722% due 07/18/2030 •		5,200	5,200
LCM LP 1.716% due 07/19/2027 •		4,600	4,600
Long Beach Mortgage Loan Trust
0.662% due 10/25/2034 •		12	12
0.862% due 08/25/2045 •		265	265
1.017% due 08/25/2035 •		2,200	2,168
M360 Ltd. 2.354% due 11/22/2038 •		3,800	3,798
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	875	997
Madison Park Euro Funding DAC 0.740% due 10/25/2030 •		2,400	2,733
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,150	1,309
MASTR Asset-Backed Securities Trust 0.202% due 11/25/2036 •		$8,471	6,185
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 02/25/2037 •		2,332	2,202
0.242% due 05/25/2037 •		490	451
0.282% due 02/25/2037 •		1,547	674
0.317% due 03/25/2037 •		9,455	5,048
0.332% due 09/25/2036 •		804	466
0.402% due 06/25/2036 •		1,637	1,078
0.462% due 02/25/2037 •		2,035	911
1.032% due 07/25/2035 •		4,098	4,110
Morgan Stanley Mortgage Loan Trust 0.282% due 12/25/2036 •		2,512	1,266
Nassau Ltd. 1.274% due 10/15/2029 •		3,300	3,301
Oaktree CLO Ltd. 3.038% due 10/20/2032 •		4,600	4,602
Option One Mortgage Loan Trust
0.202% due 07/25/2036 •		2,609	1,486
0.232% due 07/25/2037 •		3,434	2,980
OZLM Ltd.
1.564% due 07/20/2032 •		3,700	3,699
1.814% due 07/20/2032 •		2,250	2,246
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	6,500	7,392
0.780% due 04/15/2031 •		8,200	9,353
Popular ABS Mortgage Pass-Through Trust 0.432% due 07/25/2036 •		$1,774	1,755
PRET LLC
1.744% due 07/25/2051 þ		3,462	3,435
1.868% due 07/25/2051 þ		2,611	2,594
2.487% due 10/25/2051 þ		5,128	5,131
Providus CLO DAC 0.750% due 07/15/2031 •	EUR	2,800	3,174
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030		$2,900	2,895
Residential Asset Mortgage Products Trust 1.167% due 05/25/2035 •		3,017	2,995
Residential Asset Securities Corp. Trust
0.762% due 12/25/2035 •		10,019	9,985
0.807% due 11/25/2035 •		13,000	12,783
Saxon Asset Securities Trust 0.777% due 11/25/2037 •		3,580	3,571
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	11,100	12,622
Securitized Asset-Backed Receivables LLC Trust
0.192% due 05/25/2037 •		$11,742	8,332
0.602% due 05/25/2036 •		2,824	1,943
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	3,100	3,531
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		$4,952	5,043
Sound Point CLO Ltd. 1.104% due 07/25/2030 •		600	600
Soundview Home Loan Trust
0.567% due 02/25/2036 •		3,100	3,055
0.942% due 08/25/2035 ^•		2,989	2,918
1.182% due 07/25/2035 •		3,137	3,154
Structured Asset Investment Loan Trust 0.253% due 09/25/2036 •		488	482

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 0.752% due 04/25/2031 •		4,830	4,778
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		2,500	2,499
TCI-Symphony CLO Ltd. 1.668% due 10/13/2032 •		6,330	6,311
Telos CLO Ltd. 1.072% due 04/17/2028 •		536	537
Theorem Funding Trust 1.210% due 12/15/2027		3,401	3,395
TICP CLO Ltd. 0.972% due 04/20/2028 •		1,038	1,038
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	5,400	6,146
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		$2,128	2,138
3.210% due 10/25/2057 ~		4,900	5,032
Venture CLO Ltd.
0.944% due 04/15/2027 •		1,382	1,382
1.152% due 04/20/2029 •		3,954	3,956
1.206% due 08/28/2029 •		7,000	6,997
1.544% due 07/30/2032 •		4,300	4,303
1.904% due 07/30/2032 •		5,200	5,203
WaMu Asset-Backed Certificates WaMu Trust 0.272% due 07/25/2047 •		1,570	1,325
Wind River CLO Ltd. 0.994% due 10/15/2027 •		75	75

Total Asset-Backed Securities (Cost $435,789)			445,769

SOVEREIGN ISSUES 0.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,223	434
1.000% due 07/09/2029		307	112
1.125% due 07/09/2035 þ		2,698	877
2.500% due 07/09/2041 þ		9,150	3,265
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,863	24
Brazil Government International Bond 4.750% due 01/14/2050		$2,644	2,356
Israel Government International Bond 5.500% due 01/31/2022	ILS	22,800	7,364
Saudi Government International Bond
3.450% due 02/02/2061		$3,700	3,744
4.000% due 04/17/2025		1,500	1,619
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		600	763

Total Sovereign Issues (Cost $22,653)			20,793

		SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (c)		7,000	23,340

Total Common Stocks (Cost $23,802)			23,340

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.3%
Banco Santander S.A. 6.750% due 04/25/2022 •(g)(h)		1,600,000	1,865
CaixaBank S.A.
6.000% due 07/18/2022 •(g)(h)		200,000	234
6.750% due 06/13/2024 •(g)(h)		600,000	760
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(g)		1,227,000	1,233
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		504,225	792
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		2,300,000	2,474

			7,358

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		700,035	18,248

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

Total Preferred Securities (Cost $25,980)			25,606

SHORT-TERM INSTRUMENTS 39.9%		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (j) 4.4%			115,737

ISRAEL TREASURY BILLS 1.2%
(0.053)% due 02/28/2022 - 12/07/2022 (d)(e)	ILS	99,000	31,839

U.S. TREASURY BILLS 22.1%
0.053% due 01/11/2022 - 04/28/2022 (a)(d)(e)(l)(n)		$583,200	583,165

U.S. TREASURY CASH MANAGEMENT BILLS 12.3%
0.053% due 03/22/2022 (d)(e)		200,000	199,972
0.053% due 03/08/2022 - 03/15/2022 (d)(e)		125,700	125,691

			325,663

Total Short-Term Instruments (Cost $1,055,978)			1,056,404

Total Investments in Securities (Cost $2,547,255)			2,606,598

		SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short Asset Portfolio		7,984,693	79,639
PIMCO Short-Term Floating NAV Portfolio III		15,636	152

Total Short-Term Instruments (Cost $80,207)			79,791

Total Investments in Affiliates (Cost $80,207)			79,791

Total Investments 101.6% (Cost $2,627,462)			$2,686,389
Financial Derivative Instruments (k)(m) 7.1%(Cost or Premiums, net $(5,991))			187,661
Other Assets and Liabilities, net (8.7)%			(230,449)

Net Assets 100.0%			$2,643,601

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$18,934	$18,248	0.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$31,137	U.S. Treasury Notes 1.250% due 03/31/2028	$(31,760)	$31,137	$31,137
JPS	0.040	12/31/2021	01/03/2022	84,600	U.S. Treasury Notes 2.875% due 05/15/2028	(86,300)	84,600	84,600

Total Repurchase Agreements	$(118,060)	$115,737	$115,737

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$23,400	$(23,327)	$(23,278)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	29,500	(30,035)	(30,024)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2052	6,000	(6,574)	(6,539)

Total U.S. Government Agencies	(59,936)	(59,841)

Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	17,000	(16,187)	(16,621)

Total Short Sales (2.9)%	$(76,123)	$(76,462)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(3,585) at a weighted average interest rate of (0.010%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $40 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	979	242,192	$(1,433)	$0	$0
E-mini S&P 500 Index March Futures	03/2022	2,929	696,882	12,024	0	(1,983)
U.S. Treasury 30-Year Bond March Futures	03/2022	260	41,714	48	146	0

$10,639	$146	$(1,983)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	979	(240,565)	$762	$0	$(24)
Euro-Bund 10-Year Bond March Futures	03/2022	52	(10,145)	154	8	0
U.S. Treasury 2-Year Note March Futures	03/2022	1,194	(260,497)	148	0	(56)
U.S. Treasury 5-Year Note March Futures	03/2022	990	(119,767)	61	0	(70)
U.S. Treasury 10-Year Note March Futures	03/2022	3,507	(457,554)	(1,402)	0	(219)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	97	(19,121)	(54)	0	(151)
United Kingdom Long Gilt March Futures	03/2022	14	(2,367)	GDP	1	0	(8)

$(330)	$8	$(528)

Total Futures Contracts	$10,309	$154	$(2,511)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.186%	$800	$(9)	$5	$(4)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.471%	$900	$14	$0	$14	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	3,000	49	2	51	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	2,800	8	10	18	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	3,500	(12)	8	(4)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	2,400	18	23	41	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	7,900	1,572	(39)	1,533	11	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	EUR	4,300	29	(42)	(13)	3	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	4,200	971	(36)	935	8	0

$2,652	$(72)	$2,580	$22	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,600	$(168)	$(32)	$(200)	$1	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(4)	1	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	14,200	(505)	(63)	(568)	2	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	2,800	274	(15)	259	5	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	9,300	860	14	874	17	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	2	22	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	9,900	243	3	246	4	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	211,900	5,012	247	5,259	92	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

iTraxx Crossover 36 5-Year Index	5.000	Quarterly		12/20/2026	EUR	24,800	3,424	(22)	3,402	83	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025		44,300	1,321	4	1,325	25	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		12,000	364	(6)	358	8	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		78,500	2,304	59	2,363	56	0

							$13,145	$192	$13,337	$293	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	42,700	$(173)	$(996)	$(1,169)	$307	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		32,400	(57)	1,010	953	0	(828)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	2,207,000	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		2,207,000	(1,347)	260	(1,087)	0	(161)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$9,600	60	(34)	26	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		9,600	(184)	(19)	(203)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		7,800	162	(26)	136	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		5,900	(55)	(27)	(82)	0	0
Receive	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	842,000	(802)	(666)	(1,468)	0	(1)
Receive	1-Year BRL-CDI	6.572	Maturity	01/02/2023		204,100	0	(1,455)	(1,455)	0	(3)
Receive	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	13,700	(109)	1,559	1,450	58	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		5,600	37	49	86	26	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$37,000	(403)	309	(94)	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		131,000	37	1,009	1,046	26	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		325,000	0	(5,026)	(5,026)	0	(15)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		712,500	0	(12,244)	(12,244)	0	(55)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		48,200	3	(2,879)	(2,876)	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		631,400	(19,702)	19,175	(527)	75	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		5,500	163	(222)	(59)	0	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		160,000	(516)	(4,385)	(4,901)	0	(6)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	(2,060)	(2,213)	0	(37)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		227,300	4,862	(6,481)	(1,619)	118	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	(3,273)	(3,271)	0	(38)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		88,500	(5,227)	10	(5,217)	49	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		36,600	(107)	(475)	(582)	0	(15)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		100,900	2,598	(4,857)	(2,259)	36	0
Pay	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		172,700	(8,502)	1,576	(6,926)	69	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2035		332,800	(4,850)	23,231	18,381	0	(297)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		47,100	6,861	(9,487)	(2,626)	192	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		28,300	5,758	(2,474)	3,284	0	(110)
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	45,200	890	(1,369)	(479)	0	(43)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		16,400	(783)	716	(67)	14	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	2,207,000	0	6	6	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GDP	19,200	(3)	(1,602)	(1,605)	247	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,200	0	(279)	(279)	52	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	180	(1,169)	(989)	185	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,500	0	265	265	0	(14)
Receive	UKRPI	3.445	Maturity	11/15/2030		2,500	0	421	421	0	(24)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,200	0	189	189	0	(12)
Pay	UKRPI	3.217	Maturity	11/15/2040		2,600	0	(819)	(819)	21	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(467)	(467)	13	0
Pay	UKRPI	3.273	Maturity	11/15/2040		2,500	0	(730)	(730)	20	0
Pay	UKRPI	3.340	Maturity	11/15/2040		2,100	0	(553)	(553)	18	0
Receive	UKRPI	3.000	Maturity	11/15/2050		1,100	0	535	535	0	(14)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	717	717	0	(21)
Receive	UKRPI	3.143	Maturity	11/15/2050		900	0	339	339	0	(13)

							$(21,360)	$(12,696)	$(34,056)	$1,535	$(1,711)

Total Swap Agreements							$(5,572)	$(12,571)	$(18,143)	$1,850	$(1,713)

(l)

Securities with an aggregate market value of $87,491 and cash of $6,709 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2022	CAD	20,251		$15,783	$0	$(227)
BOA	01/2022	TWD	67,707		2,453	9	0
	01/2022		$16,475	CAD	21,028	149	0
	01/2022		50,270	CNH	322,301	378	0
BPS	01/2022	CAD	20,688		$16,156	0	(198)
	01/2022	ILS	10,869		3,448	0	(49)
	01/2022		$7,706	EUR	6,806	43	0
	01/2022		1,623	GBP	1,221	30	0
	01/2022		12	IDR	173,155	0	0
	01/2022		366	RUB	26,822	0	(9)
	03/2022	HKD	53		$7	0	0
	05/2022		$1,168	ZAR	18,459	0	(30)
	08/2022		4,701		75,062	0	(131)
	11/2022		496		7,955	0	(17)
BRC	01/2022	TRY	3,449		$246	0	(13)
CBK	01/2022	ILS	13,192		4,183	0	(61)
	02/2022		$156	ZAR	2,536	2	0
	05/2022	ZAR	18,459		$1,180	43	0
	06/2022	ILS	4,600		1,420	0	(63)
	08/2022		46,016		14,694	0	(169)
	10/2022		2,801		895	0	(11)
	11/2022		18,011		5,772	0	(63)
	12/2022		23,103		7,390	0	(104)
DUB	01/2022	CNH	139,188		21,761	0	(112)
	02/2022	ILS	4,503		1,433	0	(16)
	02/2022		$27	RUB	1,997	0	0
GLM	01/2022	RUB	264,537		$3,602	83	0
	01/2022		$2,721	RUB	197,982	0	(87)
	03/2022		514	MXN	10,678	1	0
	11/2022	ZAR	4,283		$267	9	0
HUS	01/2022	CNH	63,178		9,820	0	(108)
	01/2022	EUR	3,810		4,307	0	(31)
	01/2022	TWD	853,790		30,744	0	(79)
	01/2022		$3,649	GBP	2,733	50	0
	01/2022		20	IDR	288,786	0	0
	03/2022	SGD	19		$14	0	0
JPM	01/2022	CNH	88,781		13,858	0	(94)
	01/2022		$14,940	CAD	19,109	166	0
	03/2022	HKD	1,157		$148	0	0
	03/2022	KRW	126,962		107	1	0
	03/2022	SGD	6		4	0	0
MYI	01/2022	BRL	7,907		1,417	0	(3)
	01/2022		$1,385	BRL	7,907	35	0
	01/2022		1,189	TWD	33,014	3	0
	02/2022	BRL	7,907		$1,376	0	(34)
RBC	08/2022	ZAR	75,062		4,772	202	0
SCX	01/2022	CNH	34,740		5,404	0	(56)
	01/2022	EUR	149,160		168,142	0	(1,676)
	01/2022	GBP	57,208		75,751	0	(1,683)
	01/2022	JPY	69,186		610	8	0
	01/2022		$17	CNH	111	0	0
	01/2022		20,175	TWD	560,184	49	0
	02/2022	EUR	142,354		$161,977	0	(187)
	02/2022	GBP	57,208		77,480	51	0
	02/2022	JPY	69,194		601	0	(1)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

SSB	01/2022	BRL	7,907	1,407	0	(13)
TOR	01/2022	$11,165	MXN	230,237	48	0
03/2022	MXN	239,140	$11,286	0	(242)
UAG	01/2022	$602	RUB	43,703	0	(21)
01/2022	11,841	TWD	328,556	20	0

Total Forward Foreign Currency Contracts	$1,380	$(5,588)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	166,100	$1,595	$1,262

Total Purchased Options	$1,595	$1,262

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	2,700	$(12)	$(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	6,900	(8)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	9,200	(11)	(6)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	2,200	(3)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	4,100	(6)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	3,600	(5)	(3)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	12,400	(14)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	4,900	(5)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	9,400	(12)	(6)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	2,650	(16)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	2,650	(21)	(3)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	11,500	(67)	(10)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	5,000	(7)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	2,200	(3)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	4,800	(5)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	16,800	(22)	(6)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	4,900	(6)	(2)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	8,500	(9)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	5,700	(7)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	2,500	(12)	(1)
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	2,400	(10)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,800	(6)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	9,700	(11)	(3)
GST	Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	3,600	(4)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	6,800	(7)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	4,800	(8)	(3)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	4,400	(5)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	4,400	(7)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	1,500	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	8,000	(10)	(3)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	3,000	(4)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	4,400	(5)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	4,500	(9)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	8,100	(10)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	3,900	(6)	(3)

$(355)	$(78)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	332,300	$(1,595)	$(1,035)

Total Written Options	$(1,950)	$(1,113)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$262	$(64)	$67	$3	$0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	S&P 500 Total Return Index	2,757	0.432% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	$26,536	$0	$977	$977	$0
FAR	Receive	S&P 500 Total Return Index	50,419	0.500% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/20/2022	406,528	0	95,587	95,587	0
	Receive	S&P 500 Total Return Index	7,064	0.520% (3-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	70,546	0	(72)	0	(72)
	Receive	S&P 500 Total Return Index	25,210	0.454% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/09/2022	229,824	0	21,709	21,709	0
GST	Receive	S&P 500 Total Return Index	2,445	0.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	24,418	0	(23)	0	(23)
HUS	Receive	S&P 500 Total Return Index	31,203	0.391% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/04/2022	264,045	0	46,747	46,747	0
	Receive	S&P 500 Total Return Index	5,040	0.493% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/08/2022	48,174	0	2,138	2,138	0
	Receive	S&P 500 Total Return Index	3,447	0.458% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	33,758	0	646	646	0
	Receive	S&P 500 Total Return Index	17,586	0.462% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	169,266	0	6,226	6,226	0
	Receive	S&P 500 Total Return Index	32,046	0.474% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2022	304,798	0	14,974	14,974	0
RBC	Receive	S&P 500 Total Return Index	10,884	0.423% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	104,033	0	4,623	4,623	0
	Receive	S&P 500 Total Return Index	6,272	0.466% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	62,637	0	(83)	0	(83)

								$0	$193,449	$193,627	$(178)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	7,000	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$23,802	$0	$488	$488	$0

Total Swap Agreements								$(64)	$194,004	$194,118	$(178)

(n)

Securities with an aggregate market value of $2.769 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$153,718	$0	$153,718
Industrials	0	87,535	0	87,535
Utilities	0	15,887	0	15,887
Municipal Bonds & Notes
California	0	1,257	0	1,257
Illinois	0	375	0	375
Nevada	0	157	0	157
New York	0	1,240	0	1,240
U.S. Government Agencies	0	75,225	0	75,225
U.S. Treasury Obligations	0	472,328	0	472,328
Non-Agency Mortgage-Backed Securities	0	216,855	10,109	226,964
Asset-Backed Securities	0	445,769	0	445,769
Sovereign Issues	0	20,793	0	20,793
Common Stocks
Consumer Discretionary	23,340	0	0	23,340
Preferred Securities
Banking & Finance	0	7,358	0	7,358
Utilities	0	0	18,248	18,248
Short-Term Instruments
Repurchase Agreements	0	115,737	0	115,737
Israel Treasury Bills	0	31,839	0	31,839
U.S. Treasury Bills	0	583,165	0	583,165
U.S. Treasury Cash Management Bills	0	325,663	0	325,663

$23,340	$2,554,901	$28,357	$2,606,598
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79,791	$0	$0	$79,791

Total Investments	$103,131	$2,554,901	$28,357	$2,686,389

Short Sales, at Value - Liabilities
Sovereign Issues	0	(16,621)	0	(16,621)
U.S. Government Agencies	0	(59,841)	0	(59,841)

$0	$(76,462)	$0	$(76,462)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	1,996	0	2,004
Over the counter	0	196,760	0	196,760

$8	$198,756	$0	$198,764
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,991)	(2,233)	0	(4,224)
Over the counter	0	(6,879)	0	(6,879)

$(1,991)	$(9,112)	$0	$(11,103)

Total Financial Derivative Instruments	$(1,983)	$189,644	$0	$187,661

Totals	$101,148	$2,668,083	$28,357	$2,797,588

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$10,152	$(22)	$0	$0	$(21)	$0	$0	$10,109	$(21)
Preferred Securities
Utilities	18,663	287	(143)	0	0	(558)	0	0	18,249	(558)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2021 (Unaudited)

Totals	$18,663	$10,439	$(165)	$0	$0	$(579)	$0	$0	$28,358	$(579)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average%

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$10,109	Proxy Pricing			Base Price			100.000 - 100.581	100.519
Preferred Securities
Utilities		18,249	Current Value Model			Purchase Price			$27.048	—

Total		$28,358

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO StocksPLUS® Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 2.3%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$2,600	$2,623
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		400	393
Barclays Bank PLC 7.625% due 11/21/2022 (g)		2,200	2,321
Barclays PLC
4.375% due 01/12/2026		200	219
4.836% due 05/09/2028		300	331
5.200% due 05/12/2026		400	447
7.250% due 03/15/2023 •(f)(g)	GBP	2,200	3,119
7.750% due 09/15/2023 •(f)(g)		$500	538
Credit Suisse AG 6.500% due 08/08/2023 (g)		4,900	5,286
Credit Suisse Group AG
4.194% due 04/01/2031 •		250	276
7.500% due 07/17/2023 •(f)(g)		800	848
7.500% due 12/11/2023 •(f)(g)		2,300	2,490
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,811
1.625% due 01/20/2027		6,200	7,358
1.750% due 01/17/2028		600	715
3.035% due 05/28/2032 •(h)		$500	504
Ford Motor Credit Co. LLC
1.514% due 02/17/2023	EUR	400	461
1.744% due 07/19/2024		1,000	1,159
2.748% due 06/14/2024	GBP	300	409
2.979% due 08/03/2022		$400	403
3.096% due 05/04/2023		200	204
3.219% due 01/09/2022		200	200
3.339% due 03/28/2022		200	201
3.350% due 11/01/2022		500	507
3.375% due 11/13/2025		600	624
3.550% due 10/07/2022		400	406
4.063% due 11/01/2024		200	211
4.140% due 02/15/2023		600	615
5.125% due 06/16/2025		400	435
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		200	201
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	2,138
2.848% due 06/04/2031 •		$800	810
5.250% due 09/16/2022 •(f)(g)	EUR	1,800	2,116
6.250% due 03/23/2023 •(f)(g)		$600	624
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		5,200	5,139
Lloyds Banking Group PLC
4.550% due 08/16/2028		700	797
5.125% due 12/27/2024 •(f)(g)	GBP	600	845
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		$100	99
2.650% due 07/13/2022		1,600	1,614
2.750% due 03/09/2028		700	696
Societe Generale S.A.
3.000% due 01/22/2030		1,100	1,137
4.000% due 01/12/2027		800	863
7.875% due 12/18/2023 •(f)(g)		1,100	1,206
Standard Chartered PLC 0.991% due 01/12/2025 •		1,100	1,089
UBS Group AG 1.364% due 01/30/2027 •		800	782
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	1,003
1.741% due 05/04/2030 •		700	844

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

2.879% due 10/30/2030 •	$600	624

		58,741

INDUSTRIALS 1.3%
BOC Aviation USA Corp. 1.625% due 04/29/2024	350	350
Broadcom, Inc.
3.187% due 11/15/2036	36	36
3.419% due 04/15/2033	3,200	3,358
3.469% due 04/15/2034	1,250	1,310
4.150% due 11/15/2030	664	737
4.300% due 11/15/2032	600	675
Citrix Systems, Inc. 1.250% due 03/01/2026	1,300	1,267
DAE Funding LLC
1.550% due 08/01/2024	1,900	1,888
1.625% due 02/15/2024	2,000	1,965
2.625% due 03/20/2025	600	604
3.375% due 03/20/2028	500	506
Energy Transfer LP
4.250% due 03/15/2023	200	206
5.000% due 10/01/2022	100	102
Expedia Group, Inc. 6.250% due 05/01/2025	300	339
Imperial Brands Finance PLC 3.500% due 02/11/2023	300	306
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	6,300	6,806
4.810% due 09/17/2030	600	672
Quanta Services, Inc. 0.950% due 10/01/2024	6,243	6,179
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	900	942
5.625% due 03/01/2025	400	444
Sands China Ltd.
2.300% due 03/08/2027	1,600	1,508
4.375% due 06/18/2030	500	511
5.125% due 08/08/2025	1,800	1,890
5.400% due 08/08/2028	500	539
T-Mobile USA, Inc.
2.250% due 02/15/2026	200	201
2.875% due 02/15/2031	400	396

		33,737

UTILITIES 0.7%
Cleco Power LLC 0.703% (US0003M + 0.500%) due 06/15/2023 ~	6,400	6,396
Enel Finance International NV 1.375% due 07/12/2026	800	780
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	2,800	2,805
1.700% due 11/15/2023	2,800	2,808
1.750% due 06/16/2022	3,800	3,800
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,400	2,485

		19,074

Total Corporate Bonds & Notes (Cost $112,191)		111,552

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.200% due 01/01/2050	3,325	3,325

Total Municipal Bonds & Notes (Cost $3,325)		3,325

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.000% due 08/25/2039 (a)(d)	44	40
0.222% due 03/25/2034 •	45	45
0.352% due 05/25/2037 •	26	26
0.436% due 05/25/2058 •	709	706
0.452% due 03/25/2037 - 07/25/2037 •	47	47
0.462% due 03/25/2037 •	26	27
0.482% due 07/25/2037 •	58	59
0.502% due 09/25/2035 •	141	143
0.547% due 02/25/2037 •	57	57
0.822% due 06/25/2037 •	145	148
0.852% due 03/25/2038 - 01/25/2040 •	160	163
0.922% due 12/25/2039 •	73	75
1.002% due 07/25/2039 •	38	39

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

1.019% due 11/25/2022 •	529	529
1.284% due 07/01/2044 •	20	21
1.815% due 04/01/2035 •	61	62
1.855% due 11/01/2035 •	40	41
2.024% due 05/01/2038 •	192	202
2.111% due 12/01/2033 •	50	50
3.000% due 10/25/2040	720	750
4.027% due 12/01/2036 •	48	52
4.242% due 11/01/2028 •	3	3
4.400% due 11/01/2027 •	3	3
4.459% due 04/01/2028 •	1	1
4.471% due 07/01/2028 •	2	2
4.564% due 11/01/2028 •	3	4
4.940% due 09/01/2034 •	24	25
5.000% due 04/25/2033	135	148
5.634% due 08/01/2029 •	2	2
Freddie Mac
0.410% due 02/15/2037 •	4	4
0.440% due 02/15/2037 •	12	12
0.450% due 02/15/2037 •	60	60
0.526% due 07/15/2040 •	382	387
0.586% due 03/15/2042 •	160	163
0.660% due 07/15/2041 •	781	793
0.710% due 10/15/2037 •	43	44
0.780% due 08/15/2037 •	532	542
0.810% due 08/15/2037 •	1,019	1,045
0.820% due 10/15/2037 •	176	180
0.830% due 05/15/2037 - 09/15/2037 •	1,196	1,219
0.860% due 08/15/2036 •	69	71
0.960% due 11/15/2039 •	21	21
0.965% due 01/15/2038 •	254	260
1.980% due 06/01/2035 •	141	148
2.317% due 09/01/2037 •	466	496
4.000% due 11/01/2047	543	582
5.000% due 12/01/2026 - 04/01/2041	70	77
6.000% due 01/01/2029 - 02/01/2034	176	202
6.500% due 10/25/2043	453	519
8.500% due 04/01/2025	1	1
Ginnie Mae
0.831% due 12/20/2065 •	1,714	1,735
0.851% due 02/20/2066 •	2	2
0.881% due 01/20/2066 •	268	271
1.081% due 01/20/2066 - 03/20/2066 •	4,632	4,719
1.231% due 03/20/2066 •	291	298
1.625% due 08/20/2022 - 08/20/2026 ~	21	21
1.625% due 07/20/2027 •	48	48
1.875% due 05/20/2026 ~	14	14
1.875% due 04/20/2027 - 04/20/2041 •	1,048	1,094
2.000% due 02/20/2026 - 03/20/2026 ~	27	27
2.000% due 01/20/2028 - 02/20/2028 •	22	22
2.125% due 12/20/2022 - 11/20/2025 ~	14	14
2.125% due 12/20/2027 •	14	14
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	13,585	14,378
8.000% due 03/01/2030 - 08/01/2030	6	7

Total U.S. Government Agencies (Cost $31,662)		32,960

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds
3.000% due 02/15/2049	4,000	4,919
4.375% due 11/15/2039	2,800	3,903
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030	2,805	3,141
0.500% due 01/15/2028	10,430	11,676
0.625% due 02/15/2043	120	150
0.750% due 07/15/2028 (k)	2,976	3,410
0.750% due 02/15/2045	3,642	4,695
1.000% due 02/15/2046	1,051	1,438
1.000% due 02/15/2048	449	630
1.000% due 02/15/2049	7,618	10,835
1.375% due 02/15/2044	2,137	3,054
U.S. Treasury Notes
1.625% due 02/15/2026	600	611
2.000% due 04/30/2024	300	308
2.625% due 12/31/2025	2,000	2,115
2.875% due 09/30/2023 (k)	14,720	15,283
2.875% due 11/30/2023 (k)	1,380	1,437
3.000% due 09/30/2025	4,900	5,235
3.000% due 10/31/2025	5,000	5,348

Total U.S. Treasury Obligations (Cost $72,324)		78,188

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.9%
Ashford Hospitality Trust
1.010% due 04/15/2035 •	22,894	22,840

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

1.360% due 04/15/2035 •		7,105	7,096
BAMLL Commercial Mortgage Securities Trust
1.160% due 04/15/2036 •		4,000	3,994
1.460% due 04/15/2036 •		3,700	3,688
Bear Stearns Adjustable Rate Mortgage Trust
2.321% due 01/25/2034 ~		12	12
2.485% due 01/25/2034 ~		199	206
2.500% due 04/25/2033 ~		11	12
2.835% due 02/25/2033 ~		5	5
Bear Stearns ALT-A Trust
1.677% due 01/25/2035 •		1,211	1,218
2.868% due 09/25/2035 ^~		80	60
3.070% due 11/25/2036 ~		3,616	2,651
Bear Stearns Structured Products, Inc. Trust
2.511% due 12/26/2046 ^~		186	168
2.697% due 01/26/2036 ^~		273	230
BSREP Commercial Mortgage Trust 1.460% due 08/15/2038 •		12,300	12,291
BWAY Mortgage Trust 1.360% due 09/15/2036 •		5,000	5,004
BX Commercial Mortgage Trust 0.810% due 04/15/2034 •		10,500	10,454
Citigroup Mortgage Loan Trust 2.470% due 05/25/2035 •		32	33
Colony Mortgage Capital Ltd. 1.239% due 11/15/2038 •		5,480	5,486
Commercial Mortgage Trust 3.611% due 08/10/2049 ~		2,700	2,826
Countrywide Alternative Loan Trust 0.462% due 04/25/2046 •		2,056	2,032
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035 ^		855	631
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
0.593% due 03/25/2032 ~		47	45
4.967% due 06/25/2032 ~		6	6
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,964	3,976
Credit Suisse Mortgage Capital Trust
1.115% due 01/25/2060 ~		2,007	1,960
1.510% due 07/15/2038 •		7,900	7,897
1.796% due 12/27/2060 ~		2,468	2,470
3.850% due 09/25/2057 ~		4,885	5,037
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.222% due 05/25/2036 •		2,996	2,976
Extended Stay America Trust
1.190% due 07/15/2038 •		8,555	8,580
1.490% due 07/15/2038 •		10,744	10,763
Fingal Securities RMBS DAC 0.450% due 07/28/2055 •	EUR	2,933	3,357
GCAT Trust 2.650% due 10/25/2068 ~		$10,169	10,328
GPMT Ltd. 1.354% due 07/16/2035 •		1,656	1,658
GreenPoint Mortgage Funding Trust 0.642% due 11/25/2045 •		148	136
GS Mortgage Securities Corp. Trust
1.210% due 12/15/2036 •		1,150	1,150
1.260% due 08/15/2032 •		8,250	8,248
1.610% due 08/15/2032 •		1,500	1,494
1.610% due 06/15/2038 •		680	679
GS Mortgage Securities Trust 4.074% due 01/10/2047		4,500	4,702
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		3,339	3,342
GSR Mortgage Loan Trust
0.452% due 01/25/2034 •		11	11
2.873% due 01/25/2036 ^~		22	23
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	3,145	4,270
Hilton USA Trust 1.310% due 12/15/2034 •		$900	895
Impac CMB Trust 0.863% due 10/25/2033 •		3	3
Independence Plaza Trust 3.911% due 07/10/2035		3,300	3,389
J.P. Morgan Chase Commercial Mortgage Securities Trust 1.625% due 11/15/2038 •		8,900	8,878
JP Morgan Chase Commercial Mortgage Securities Trust 1.400% due 06/15/2038 •		7,000	6,982
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~		468	470
3.000% due 09/25/2059 ~		2,710	2,782
Lehman Mortgage Trust 0.422% due 08/25/2036 ^•		818	582

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

Lehman XS Trust 0.462% due 11/25/2035 •		2,867	2,793
LUXE Commercial Mortgage Trust 1.460% due 11/15/2026 •		10,600	10,605
MASTR Adjustable Rate Mortgages Trust 0.882% due 12/25/2046 •		8,413	7,899
Merrill Lynch Mortgage Investors Trust 0.522% due 02/25/2036 •		103	102
MHC Trust 0.960% due 05/15/2023 •		2,400	2,391
Morgan Stanley Capital Trust
1.559% due 12/15/2023 •		5,125	5,125
2.450% due 12/15/2036 •		1,800	1,802
New Orleans Hotel Trust 1.099% due 04/15/2032 •		1,900	1,893
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		2,982	2,969
1.147% due 10/25/2058 ~		426	424
1.353% due 10/25/2058 ~		304	303
2.750% due 11/25/2059 ~		2,656	2,705
New York Mortgage Trust 1.670% due 08/25/2061 þ		12,398	12,269
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		899	889
Prime Mortgage Trust 0.502% due 02/25/2034 •		25	24
RCO Mortgage LLC 1.868% due 05/26/2026 þ		2,126	2,117
Ready Capital Mortgage Financing LLC 1.042% due 07/25/2036 •		6,900	6,874
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	8,581	11,626
SFO Commercial Mortgage Trust 1.610% due 05/15/2038 •		$3,700	3,708
SREIT Trust 1.207% due 10/15/2038 •		9,000	8,912
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	2,543
Starwood Mortgage Trust
1.160% due 04/15/2034 •		2,500	2,507
1.460% due 04/15/2034 •		5,400	5,415
Structured Adjustable Rate Mortgage Loan Trust
0.422% due 10/25/2035 •		2,091	2,089
2.789% due 09/25/2035 ~		364	350
Structured Asset Mortgage Investments Trust
0.604% due 07/19/2035 •		161	158
0.662% due 02/25/2036 ^•		189	182
4.143% due 06/25/2029 ~		40	41
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	1,299	1,772
Towd Point Mortgage Trust 2.250% due 03/25/2059 «~		$8,700	8,735
Trinity Square PLC 0.900% due 07/15/2059 •	GBP	9,192	12,487
TTAN 0.960% due 03/15/2038 •		$2,699	2,697
VASA Trust 1.010% due 07/15/2039 •		4,300	4,288
Verus Securitization Trust
1.020% due 04/25/2064 ~		4,129	4,121
1.277% due 04/25/2064 ~		524	524
1.380% due 04/25/2064 ~		787	784
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 10/25/2045 •		55	55
1.282% due 11/25/2042 •		24	23
1.475% due 02/27/2034 •		145	149
1.482% due 06/25/2042 •		49	49
Wells Fargo Commercial Mortgage Trust
2.501% due 09/15/2031 ~		7,300	7,260
2.696% due 09/15/2031 ~		1,300	1,279
Wells Fargo Mortgage-Backed Securities Trust 2.614% due 04/25/2036 ~		2,049	2,045

Total Non-Agency Mortgage-Backed Securities (Cost $333,233)			333,010

ASSET-BACKED SECURITIES 19.8%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,475	1,465
Aames Mortgage Investment Trust 1.018% due 10/25/2035 •		2,200	2,182
ACC Auto Trust 1.080% due 04/15/2027		5,241	5,229
Accunia European CLO DAC 0.950% due 07/15/2030 •	EUR	2,427	2,762
AFC Home Equity Loan Trust 0.642% due 06/25/2028 •		$64	63

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

Affirm Asset Securitization Trust 1.030% due 08/17/2026		13,900	13,814
American Money Management Corp. CLO Ltd.
0.992% due 04/17/2029 •		21,059	21,038
1.096% due 11/10/2030 •		1,300	1,305
1.522% due 04/17/2029 •		14,000	13,995
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.017% due 01/25/2035 •		1,078	1,080
Anchorage Capital CLO Ltd. 1.268% due 07/22/2032 •		2,650	2,661
Apidos CLO
1.052% due 07/17/2030 •		4,500	4,494
1.422% due 07/18/2029 •		10,500	10,501
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	895	1,020
Arbor Realty Commercial Real Estate Notes Ltd. 1.080% due 12/15/2035 •		$6,700	6,673
Ares CLO Ltd.
1.174% due 01/15/2032 •		700	700
1.178% due 04/22/2031 •		1,750	1,749
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	900	1,025
Argent Securities Trust 0.402% due 06/25/2036 •		$4,477	3,532
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.962% due 06/26/2034 •		1,252	1,253
Asset-Backed Securities Corp. Home Equity Loan Trust 0.927% due 04/25/2034 •		1,314	1,300
Atrium Corp. 0.958% due 04/22/2027 •		4,123	4,125
Avant Loans Funding Trust 1.210% due 07/15/2030		5,000	4,963
Bear Stearns Asset-Backed Securities Trust
0.332% due 11/25/2036 •		815	783
1.067% due 11/25/2034 •		10,468	10,469
Benefit Street Partners CLO Ltd. 1.204% due 07/15/2032 •		12,400	12,391
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		1,600	1,599
Black Diamond CLO DAC
0.650% due 10/03/2029 •	EUR	243	277
1.180% due 10/03/2029 •		$153	152
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	3,900	4,445
BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		3,150	3,582
1.050% due 01/15/2031		500	567
BNPP AM Euro CLO 0.600% due 04/15/2031 •		1,150	1,304
BSPRT Issuer Ltd. 1.210% due 03/15/2036 •		$11,200	11,172
Cairn CLO DAC 0.780% due 10/15/2031 •	EUR	600	684
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		750	853
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		1,550	1,762
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		$1,700	1,699
Catamaran CLO Ltd. 1.228% due 04/22/2030 •		2,985	2,973
Chase Funding Trust 0.842% due 10/25/2032 •		71	71
CIFC Funding Ltd. 1.074% due 10/24/2030 •		1,700	1,697
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		1,628	1,637
Citigroup Mortgage Loan Trust
0.162% due 07/25/2045 •		407	347
0.262% due 12/25/2036 •		133	89
4.397% due 10/25/2037 þ		170	174
Citigroup Mortgage Loan Trust, Inc. 1.753% due 07/25/2037 •		1,100	1,105
Countrywide Asset-Backed Certificates
0.242% due 08/25/2037 ^•		301	285
0.242% due 06/25/2047 ^•		1,544	1,486
0.303% due 06/25/2047 ^•		381	360
0.382% due 12/25/2046 •		8,841	8,580
0.502% due 08/25/2034 •		502	493
0.642% due 03/25/2036 •		582	574
Countrywide Asset-Backed Certificates Trust 1.197% due 04/25/2036 ^•		8,900	8,932
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •		82	81
Dryden Euro CLO DAC 0.860% due 05/15/2034 •	EUR	3,900	4,407

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

Dryden Senior Loan Fund 1.144% due 04/15/2029 •		$2,833	2,835
Encina Equipment Finance LLC
0.500% due 09/15/2025		1,176	1,176
0.740% due 12/15/2026		1,200	1,196
First Franklin Mortgage Loan Trust
0.402% due 08/25/2036 •		2,577	2,529
0.412% due 09/25/2036 •		4,021	3,902
0.582% due 05/25/2036 •		12,141	11,528
Foursight Capital Automobile Receivables Trust 2.600% due 01/15/2026		1,500	1,519
FREED ABS Trust 0.680% due 06/19/2028		2,127	2,125
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		204	204
GSAA Home Equity Trust 0.602% due 01/25/2036 •		902	434
GSAMP Trust
0.382% due 06/25/2036 •		238	235
1.002% due 11/25/2035 •		346	343
1.752% due 10/25/2034 •		23	24
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	600	680
0.650% due 06/26/2030 •		1,100	1,250
HERA Commercial Mortgage Ltd. 1.154% due 02/18/2038 •		$2,200	2,191
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		9,600	9,518
HSI Asset Securitization Corp. Trust 0.597% due 02/25/2036 •		741	729
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	400	454
Jubilee CLO BV 0.197% due 12/15/2029 •		1,069	1,216
KVK CLO Ltd.
1.027% due 01/14/2028 •		$358	358
1.577% due 01/14/2028 •		2,635	2,638
LCCM Trust 1.310% due 12/13/2038 •		1,500	1,497
LL ABS Trust 1.070% due 05/15/2029		6,743	6,710
LMREC LLC 1.152% due 04/22/2037 •		900	900
Long Beach Mortgage Loan Trust
0.542% due 02/25/2036 •		1,267	1,260
0.543% due 04/21/2031 •		4,087	4,037
0.662% due 10/25/2034 •		49	48
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	292	332
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		300	342
Marathon CLO Ltd. 1.030% due 11/21/2027 •		$267	268
MF1 Ltd. 1.208% due 07/16/2036 •		1,100	1,097
MFA Trust 2.363% due 03/25/2060 þ		1,004	1,000
MidOcean Credit CLO 1.229% due 01/29/2030 •		2,900	2,899
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 09/25/2036 •		30	17
0.212% due 12/25/2036 •		4,680	3,098
0.232% due 10/25/2036 •		99	94
1.017% due 07/25/2034 •		979	977
Mountain View CLO LLC
1.162% due 01/16/2031 •		22,900	22,873
1.212% due 10/16/2029 •		1,700	1,701
Mountain View CLO Ltd. 1.472% due 10/13/2027 •		11,550	11,536
Navient Student Loan Trust 1.153% due 12/27/2066 •		2,295	2,316
Nelnet Student Loan Trust 0.953% due 02/25/2066 •		1,569	1,582
Newcastle Mortgage Securities Trust 0.442% due 04/25/2037 •		5,807	5,517
OZLM Ltd. 1.374% due 07/15/2034 •		9,375	9,405
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		9,863	9,822
1.530% due 08/15/2029		13,800	13,785
Palmer Square Loan Funding Ltd. 1.571% due 07/20/2029 •		14,900	14,895
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.032% due 05/25/2035 •		4,326	4,339
PRET LLC
1.744% due 07/25/2051 þ		3,366	3,340

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

1.868% due 07/25/2051 þ		774	769
2.487% due 07/25/2051 «þ		11,800	11,767
Residential Asset Mortgage Products Trust 1.167% due 05/25/2035 •		2,900	2,879
Residential Asset Securities Corp. Trust 0.402% due 08/25/2036 •		15	15
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	450	513
SLM Student Loan Trust 0.673% due 12/15/2027 •		$200	200
SMB Private Education Loan Trust
0.830% due 01/15/2037 •		1,084	1,089
1.290% due 07/15/2053		4,094	4,051
1.310% due 07/17/2051		4,565	4,533
1.340% due 03/17/2053		12,002	11,829
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,466	3,530
Sound Point CLO Ltd.
1.182% due 10/20/2028 •		1,973	1,973
1.932% due 07/20/2032 •		6,100	6,100
Soundview Home Loan Trust 0.808% due 11/25/2035 •		2,662	2,663
Specialty Underwriting & Residential Finance Trust 1.077% due 12/25/2035 •		186	186
Starwood Commercial Mortgage Trust 1.309% due 04/18/2038 •		6,200	6,200
Structured Asset Securities Corp. Mortgage Loan Trust 0.747% due 02/25/2036 •		2,722	2,729
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 0.927% due 01/25/2035 •		2,692	2,701
Theorem Funding Trust 1.210% due 12/15/2027		4,868	4,860
THL Credit Wind River Clo Ltd. 1.774% due 04/15/2031 •		10,800	10,801
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	5,500	6,260
Towd Point Asset Trust 0.804% due 11/20/2061 •		$11,755	11,755
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		2,901	2,915
2.900% due 10/25/2059 ~		2,734	2,790
3.000% due 01/25/2058 ~		253	256
Tricolor Auto Securitization Trust 0.740% due 04/15/2024		6,653	6,649
Upstart Securitization Trust 1.310% due 11/20/2031		8,000	7,974
Utah State Board of Regents 0.853% due 01/25/2057 •		1,085	1,070
Venture CLO Ltd.
1.182% due 07/20/2030 •		1,000	1,000
1.206% due 08/28/2029 •		1,700	1,699
1.262% due 04/20/2032 •		950	949
Veros Auto Receivables Trust 0.920% due 10/15/2026		3,987	3,981
Vibrant CLO Ltd. 1.164% due 06/20/2029 •		1,414	1,413
Voya CLO Ltd. 1.032% due 07/20/2029 •		2,701	2,700
Wellfleet CLO Ltd. 1.022% due 07/20/2029 •		12,389	12,374
Z Capital Credit Partners CLO Ltd. 1.072% due 07/16/2027 •		75	75

Total Asset-Backed Securities (Cost $509,923)			507,978

SOVEREIGN ISSUES 2.2%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2022 (d)	BRL	286,000	48,729
Israel Government International Bond
0.750% due 07/31/2022	ILS	10,900	3,521
5.500% due 01/31/2022		5,800	1,873
Oman Government International Bond 3.875% due 03/08/2022		$800	804
Qatar Government International Bond 4.500% due 01/20/2022		900	903

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

Saudi Government International Bond 2.900% due 10/22/2025		900	944

Total Sovereign Issues (Cost $58,905)			56,774

		SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (b)		7,000	23,340

Total Common Stocks (Cost $23,802)			23,340

SHORT-TERM INSTRUMENTS 54.8%
REPURCHASE AGREEMENTS (i) 4.0%			102,231

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 1.6%
(0.024)% due 02/28/2022 - 12/07/2022 (c)(d)	ILS	124,700	40,104

U.S. TREASURY BILLS 37.3%
0.067% due 01/13/2022 - 06/30/2022 (c)(d)(k)(m)		$959,600	959,470

U.S. TREASURY CASH MANAGEMENT BILLS 11.9%
0.055% due 03/01/2022 - 03/22/2022 (c)(d)(k)(m)		283,600	283,567
0.055% due 03/08/2022 (c)(d)(k)(m)		21,800	21,798

			305,365

Total Short-Term Instruments (Cost $1,406,065)			1,407,170

Total Investments in Securities (Cost $2,551,430)			2,554,297

		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short Asset Portfolio		2,030,225	20,250
PIMCO Short-Term Floating NAV Portfolio III		10,623	103

Total Short-Term Instruments (Cost $20,458)			20,353

Total Investments in Affiliates (Cost $20,458)			20,353

Total Investments 100.1% (Cost $2,571,888)			$2,574,650
Financial Derivative Instruments (j)(l) 6.1%(Cost or Premiums, net $1,991)			156,112
Other Assets and Liabilities, net (6.2)%			(159,446)

Net Assets 100.0%			$2,571,316

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$506	$504	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	0.040%	12/31/2021	01/03/2022	$30,800	U.S. Treasury Bonds 2.750% due 08/15/2047	$(31,481)	$30,800	$30,800
FICC	0.000	12/31/2021	01/03/2022	29,531	U.S. Treasury Notes 1.250% due 09/30/2028	(30,122)	29,531	29,531
GSC	0.030	12/31/2021	01/03/2022	38,000	Freddie Mac 2.500% due 11/01/2051	(38,314)	38,000	38,000
TDM	0.040	12/31/2021	01/03/2022	3,900	U.S. Treasury Notes 2.750% due 02/15/2024	(4,024)	3,900	3,900

Total Repurchase Agreements	$(103,941)	$102,231	$102,231

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Sovereign Issues (0.1)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,400	$(3,190)	$(3,324)

Total Short Sales (0.1)%	$(3,190)	$(3,324)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $8 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index March Futures	03/2022	4,008	$953,603	$16,754	$0	$(2,755)
U.S. Treasury 2-Year Note March Futures	03/2022	329	71,779	(138)	15	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury 5-Year Note March Futures	03/2022	306	37,019	(14)	22	0
U.S. Treasury 30-Year Bond March Futures	03/2022	108	17,327	181	61	0

$16,783	$98	$(2,755)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond March Futures	03/2022	15	$(2,927)	EUR	44	$2	$0
U.S. Treasury 10-Year Note March Futures	03/2022	135	(17,613)	$(64)	0	(9)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	153	(30,160)	(86)	0	(239)
United Kingdom Long Gilt March Futures	03/2022	2	(338)	GBP	0	0	(1)

$(106)	$2	$(249)

Total Futures Contracts	$16,677	$100	$(3,004)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.411%	$3,400	$43	$(2)	$41	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	3,700	62	1	63	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.679	800	12	0	12	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.065	200	4	(3)	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	200	0	1	1	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	8,600	29	26	55	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2023	0.655	4,000	29	0	29	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.659	1,900	69	(26)	43	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	2,000	15	19	34	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	300	4	1	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	3,100	593	9	602	4	0
Stellantis NV	5.000	Quarterly	06/20/2026	0.971	EUR	4,600	1,065	(115)	950	4	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	1,200	278	(11)	267	2	0

$2,203	$(100)	$2,103	$12	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$100	$(3)	$0	$(3)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	8,800	(313)	(39)	(352)	1	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	4,400	407	7	414	8	0
iTraxx Asia Ex-Japan 36 5-Year Index	1.000	Quarterly	12/20/2026	15,700	44	119	163	4	0

$135	$87	$222	$13	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	2.750%	Semi-Annual	12/18/2048	CAD	4,100	$(60)	$494	$434	$17	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	$219,600	(2,625)	1,700	(925)	17	0
Pay	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024	119,600	0	(1,904)	(1,904)	0	(13)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	53,900	0	(834)	(834)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	15,200	(629)	616	(13)	2	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	72,100	992	1,595	2,587	0	(4)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	27,100	(1,476)	(122)	(1,598)	15	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	11,300	(202)	22	(180)	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030	7,700	(36)	(325)	(361)	0	(3)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	74,200	3,587	(5,248)	(1,661)	26	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	20,000	(1,348)	(108)	(1,456)	7	0
Receive	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031	28,000	0	690	690	0	(17)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031	11,500	0	227	227	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,100	(3)	(137)	(140)	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	400	(3)	(24)	(27)	0	(2)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	800	(1)	17	16	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	2,200	(13)	(7)	(20)	0	(10)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	100	0	(4)	(4)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	1,100	(21)	(51)	(72)	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	8,700	1,665	(656)	1,009	0	(34)
Pay	UKRPI	3.480	Maturity	01/15/2030	GBP	13,700	(35)	(1,648)	(1,683)	138	0

$(208)	$(5,707)	$(5,915)	$222	$(111)

Total Swap Agreements	$2,130	$(5,720)	$(3,590)	$247	$(114)

(k)

Securities with an aggregate market value of $61,847 and cash of $4,297 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	03/2022	$436	MXN	9,048	$0	$0
BPS	01/2022	CAD	944	$741	0	(5)
01/2022	GBP	29,368	38,886	0	(865)
01/2022	$3,118	CAD	3,956	10	0
01/2022	1,271	EUR	1,123	7	0
01/2022	12	IDR	179,728	0	0
11/2022	51	ZAR	827	0	(1)
BSH	07/2022	BRL	284,800	$49,881	1,251	0
CBK	03/2022	$19	RUB	1,437	0	0
04/2022	ILS	2,600	$801	0	(36)
04/2022	MXN	59,109	2,724	0	(109)
06/2022	ILS	7,700	2,377	0	(106)
08/2022	78,363	24,398	0	(912)
10/2022	2,501	800	0	(10)
11/2022	18,011	5,772	0	(63)
12/2022	22,503	7,198	0	(101)
DUB	02/2022	4,103	1,305	0	(15)
02/2022	$26	RUB	1,947	0	0
GLM	01/2022	RUB	118,397	$1,638	63	0
01/2022	$1,638	RUB	120,329	0	(38)
03/2022	2,444	MXN	50,804	5	0
07/2022	BRL	1,200	$210	6	0
HUS	01/2022	ILS	6,121	1,867	0	(102)
01/2022	$2,866	GBP	2,160	58	0
01/2022	21	IDR	299,760	0	0
01/2022	22	TWD	624	0	0
03/2022	7	RUB	543	0	0
03/2022	18	SGD	25	0	0
04/2022	DKK	1,330	$208	4	0
JPM	01/2022	$3,951	EUR	3,490	22	0
RBC	01/2022	CAD	4,062	$3,194	0	(17)
SCX	01/2022	EUR	52,300	58,956	0	(588)
01/2022	JPY	62,600	552	8	0
01/2022	NZD	175	120	0	0
02/2022	EUR	47,687	54,260	0	(62)
02/2022	GBP	29,186	39,528	26	0
02/2022	JPY	62,607	544	0	(1)
TOR	03/2022	$5	MXN	111	0	0

Total Forward Foreign Currency Contracts	$1,460	$(3,031)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	5,100	$(6)	$(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,700	(4)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	400	(1)	0
BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	6,100	(34)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	750	(4)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	750	(6)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	5,400	(31)	(5)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	5,700	(26)	(11)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	12,300	(12)	(6)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	2,400	(13)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	2,400	(3)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	2,900	(14)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,400	(2)	0
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,300	(6)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	14,400	(15)	0
JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,200	(7)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	5,000	(6)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	3,700	(4)	(2)

Total Written Options	$(195)	$(33)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2023	0.222%	$8,400	$56	$44	$100	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	S&P 500 Total Return Index	1,241	0.432% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	$11,945	$0	$440	$440	$0
FAR	Receive	S&P 500 Total Return Index	6,324	0.420% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022	63,156	0	(60)	0	(60)
Receive	S&P 500 Total Return Index	3,030	0.432% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	29,164	0	1,074	1,074	0
Receive	S&P 500 Total Return Index	28,333	0.500% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/20/2022	228,551	0	53,614	53,614	0
Receive	S&P 500 Total Return Index	8,193	0.528% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	72,002	0	9,628	9,628	0
Receive	S&P 500 Total Return Index	12,032	0.520% (3-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	120,160	0	(123)	0	(123)
Receive	S&P 500 Total Return Index	23,238	0.454% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/09/2022	211,847	0	20,011	20,011	0
GST	Receive	S&P 500 Total Return Index	3,395	0.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	33,905	0	(32)	0	(32)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

HUS	Receive	S&P 500 Total Return Index	11,401	0.391% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/04/2022	96,477	0	17,081	17,081	0
	Receive	S&P 500 Total Return Index	17,291	0.425% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/25/2022	149,996	0	22,224	22,224	0
	Receive	S&P 500 Total Return Index	955	0.458% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	9,353	0	179	179	0
	Receive	S&P 500 Total Return Index	21,672	0.521% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	190,497	0	25,441	25,441	0
	Receive	S&P 500 Total Return Index	8,649	0.462% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	83,247	0	3,062	3,062	0
	Receive	S&P 500 Total Return Index	14,235	0.474% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2022	135,393	0	6,651	6,651	0
RBC	Receive	S&P 500 Total Return Index	1,708	0.423% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	16,325	0	725	725	0
	Receive	S&P 500 Total Return Index	1,179	0.466% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	11,774	0	(16)	0	(16)

								$0	$159,899	$160,130	$(231)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	7,000	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$23,802	$0	$488	$488	$0

Total Swap Agreements								$56	$160,431	$160,718	$(231)

(m)

Securities with an aggregate market value of $1,789 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$58,741	$0	$58,741
Industrials	0	33,737	0	33,737
Utilities	0	19,074	0	19,074
Municipal Bonds & Notes
California	0	3,325	0	3,325
U.S. Government Agencies	0	32,960	0	32,960
U.S. Treasury Obligations	0	78,188	0	78,188
Non-Agency Mortgage-Backed Securities	0	324,275	8,735	333,010
Asset-Backed Securities	0	496,211	11,767	507,978
Sovereign Issues	0	56,774	0	56,774
Common Stocks
Consumer Discretionary	23,340	0	0	23,340
Short-Term Instruments
Repurchase Agreements	0	102,231	0	102,231
Israel Treasury Bills	0	40,104	0	40,104
U.S. Treasury Bills	0	959,470	0	959,470
U.S. Treasury Cash Management Bills	0	305,365	0	305,365

	$23,340	$2,510,455	$20,502	$2,554,297
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,353	$0	$0	$20,353

Total Investments	$43,693	$2,510,455	$20,502	$2,574,650

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(3,324)	$0	$(3,324)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	345	0	347
Over the counter	0	162,178	0	162,178

	$2	$162,523	$0	$162,525
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,756)	(362)	0	(3,118)
Over the counter	0	(3,295)	0	(3,295)

	$(2,756)	$(3,657)	$0	$(6,413)

Total Financial Derivative Instruments	$(2,754)	$158,866	$0	$156,112

Totals	$40,939	$2,665,997	$20,502	$2,727,438

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
CORPORATE BONDS & NOTES 10.2%
BANKING & FINANCE 6.1%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$1,015
3.300% due 01/30/2032		1,000	1,020
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	1,200	1,453
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		$6,500	6,582
3.650% due 03/16/2025		400	423
3.932% due 05/07/2025 •		900	947
4.375% due 01/12/2026		1,300	1,423
4.375% due 03/15/2028 •(g)(h)		200	196
4.972% due 05/16/2029 •		1,400	1,598
5.088% due 06/20/2030 •		400	454
7.125% due 06/15/2025 •(g)(h)	GBP	1,720	2,568
7.750% due 09/15/2023 •(g)(h)		$1,000	1,076
CaixaBank S.A. 3.625% due 09/14/2028 •(g)(h)	EUR	200	216
Credit Suisse AG 6.500% due 08/08/2023 (h)		$200	216
Credit Suisse Group AG
6.375% due 08/21/2026 •(g)(h)		2,500	2,701
7.125% due 07/29/2022 •(g)(h)		200	205
7.500% due 07/17/2023 •(g)(h)		2,800	2,966
7.500% due 12/11/2023 •(g)(h)		800	866
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	100	117
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$9,036	9,084
1.625% due 01/20/2027	EUR	300	356
Equitable Holdings, Inc. 4.350% due 04/20/2028		$2,235	2,508
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,100	2,597
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$2,000	2,036
3.350% due 11/01/2022		800	811
3.375% due 11/13/2025		500	520
3.550% due 10/07/2022		1,800	1,829
4.063% due 11/01/2024		200	211
5.584% due 03/18/2024		200	216
5.596% due 01/07/2022		200	200
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	608
4.292% due 09/12/2026 •		1,300	1,405
4.300% due 03/08/2026		1,000	1,097
6.250% due 03/23/2023 •(g)(h)		500	520
6.500% due 03/23/2028 •(g)(h)		200	221
ING Groep NV
4.250% due 05/16/2031 •(g)(h)		600	567
6.875% due 04/16/2022 •(g)(h)		400	407
Lloyds Banking Group PLC
4.582% due 12/10/2025		1,200	1,310
5.125% due 12/27/2024 •(g)(h)	GBP	1,900	2,675
7.500% due 09/27/2025 •(g)(h)		$4,200	4,748
7.625% due 06/27/2023 •(g)(h)	GBP	1,300	1,885
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		$4,400	4,471
4.445% due 05/08/2030 •		400	450
4.519% due 06/25/2024 •		3,000	3,139
4.800% due 04/05/2026		1,100	1,225
4.892% due 05/18/2029 •		2,600	2,976
5.076% due 01/27/2030 •		3,800	4,411
8.000% due 08/10/2025 •(g)(h)		1,200	1,395
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		680	687
2.650% due 07/13/2022		4,906	4,950
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,301
2.679% due 07/16/2030		1,900	1,894
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,900	4,141

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

SL Green Realty Corp. 4.500% due 12/01/2022		4,469	4,566
Stellantis Finance US, Inc. 2.691% due 09/15/2031		4,600	4,528
UBS AG
5.125% due 05/15/2024 (h)		6,000	6,432
7.625% due 08/17/2022 (h)		4,700	4,882
UBS Group AG
4.125% due 09/24/2025		800	864
5.750% due 02/19/2022 •(g)(h)	EUR	200	230
UniCredit SpA 9.250% due 06/03/2022 •(g)(h)		200	237
Weyerhaeuser Co. 4.000% due 04/15/2030		$3,886	4,338
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,538	6,716

			126,686

INDUSTRIALS 3.5%
Aker BP ASA 2.875% due 01/15/2026		$970	1,006
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,982
BAT Capital Corp. 3.222% due 08/15/2024		291	303
BAT International Finance PLC 3.950% due 06/15/2025		972	1,033
Boeing Co. 2.750% due 02/01/2026		1,300	1,338
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,472
3.419% due 04/15/2033		2,100	2,204
3.469% due 04/15/2034		1,900	1,991
3.500% due 02/15/2041		800	823
3.750% due 02/15/2051		300	314
CCO Holdings LLC 4.500% due 06/01/2033		500	511
Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	2,311
4.908% due 07/23/2025		1,260	1,389
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,286
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,559
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,474
2.625% due 03/20/2025		1,000	1,007
3.375% due 03/20/2028		1,100	1,114
Hyatt Hotels Corp. 1.800% due 10/01/2024		3,400	3,404
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	3,000	3,465
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$3,200	3,307
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	310
3.500% due 07/26/2026		400	421
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,878
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	966
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$70	86
5.200% due 07/15/2045		194	247
MPLX LP 2.650% due 08/15/2030		1,500	1,495
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,400	3,304
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,100	1,129
3.522% due 09/17/2025		2,200	2,308
4.345% due 09/17/2027		2,800	3,025
4.810% due 09/17/2030		800	896
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		1,500	1,522
Sands China Ltd.
2.850% due 03/08/2029		200	189
5.125% due 08/08/2025		5,000	5,251
5.400% due 08/08/2028		3,600	3,881
Southern Co. 3.700% due 04/30/2030		3,595	3,914
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,500	1,511

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

3.500% due 04/15/2031	1,000	1,042
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	2,400	2,426
3.375% due 07/09/2060	1,800	1,870

		73,964

UTILITIES 0.6%
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	2,400	2,404
1.700% due 11/15/2023	2,400	2,407
3.000% due 06/15/2028	1,000	1,008
4.550% due 07/01/2030	1,400	1,515
Petrobras Global Finance BV 5.093% due 01/15/2030	2,965	3,089
Rio Oil Finance Trust 9.250% due 07/06/2024	728	784
Sprint Communications, Inc. 6.000% due 11/15/2022	486	506
Sprint Corp. 7.875% due 09/15/2023	874	964

		12,677

Total Corporate Bonds & Notes (Cost $205,278)		213,327

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,834
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	900	923
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023	1,070	1,164

		3,921

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	149	170
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	3,500	4,408

		4,578

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	135

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,235	1,245

Total Municipal Bonds & Notes (Cost $8,349)		9,879

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
0.215% due 03/25/2036 •	37	37
0.222% due 03/25/2034 •	1	1
0.442% due 09/25/2042 •	90	90
1.602% due 04/25/2024 •	4	4
1.625% due 11/25/2023 •	4	4
1.825% due 08/01/2035 •	95	96
1.908% due 10/01/2035 •	36	36
1.952% due 07/01/2035 •	9	9
1.999% due 02/01/2034 •	20	20
2.047% due 03/01/2036 •	38	38
2.050% due 02/01/2035 •	11	11
2.153% due 07/01/2032 •	7	7
2.185% due 08/01/2036 •	15	15
2.300% due 10/01/2035 •	16	16
2.423% due 11/01/2034 •	37	39
Freddie Mac
0.510% due 11/15/2043 •	1,002	1,011
1.282% due 10/25/2044 •	23	23
1.482% due 07/25/2044 •	103	106
1.595% due 09/01/2035 •	12	12
4.000% due 01/01/2048	61	65
Ginnie Mae
0.601% due 08/20/2062 •	753	756
2.125% due 11/20/2024 ~•	6	6
3.500% due 02/15/2045 - 03/15/2045	2,101	2,239

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Ginnie Mae, TBA 5.000% due 01/01/2052		9,600	10,237
U.S. International Development Finance Corp. 4.140% due 05/15/2030		749	836
Uniform Mortgage-Backed Security
3.500% due 04/01/2048		2,264	2,395
4.000% due 10/01/2030		80	85
5.500% due 09/01/2027		2	2
Uniform Mortgage-Backed Security, TBA 4.500% due 01/01/2052		50,400	53,998

Total U.S. Government Agencies (Cost $71,908)			72,194

U.S. TREASURY OBLIGATIONS 31.4%
U.S. Treasury Bonds
1.375% due 11/15/2040		20,100	18,324
1.625% due 11/15/2050		500	466
3.000% due 08/15/2048		874	1,070
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043		1,520	1,892
0.750% due 02/15/2045		2,467	3,181
1.000% due 02/15/2046		8,848	12,111
1.000% due 02/15/2048		881	1,237
1.375% due 02/15/2044		13,435	19,201
U.S. Treasury Notes
0.375% due 12/31/2025 (l)		5,400	5,235
0.375% due 01/31/2026		13,400	12,967
0.500% due 02/28/2026		22,100	21,476
1.625% due 12/15/2022		64,804	65,572
1.625% due 02/15/2026		5,950	6,053
1.750% due 05/15/2023		1,330	1,352
1.750% due 12/31/2024		19,273	19,715
1.875% due 07/31/2022 (l)		49,392	49,856
2.000% due 07/31/2022 (l)		32,147	32,478
2.000% due 11/30/2022 (l)		42,124	42,737
2.250% due 12/31/2023 (l)		3,800	3,914
2.625% due 12/31/2025		22,058	23,326
2.625% due 02/15/2029		273,573	295,811
3.000% due 10/31/2025 (l)		15,086	16,137

Total U.S. Treasury Obligations (Cost $622,012)			654,111

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•		396	358
0.313% due 10/25/2046 •		170	109
American Home Mortgage Investment Trust
1.746% due 09/25/2045 •		11	11
2.246% due 02/25/2045 •		28	28
Banc of America Funding Trust
0.484% due 10/20/2036 •		226	190
3.417% due 01/20/2047 ^~		13	13
Bear Stearns ALT-A Trust
2.528% due 07/25/2035 ~		2,325	1,881
2.603% due 05/25/2035 ~		49	50
3.083% due 08/25/2036 ^~		408	343
Citigroup Commercial Mortgage Trust 1.725% due 09/10/2045 ~(a)		4,809	23
Citigroup Mortgage Loan Trust
0.422% due 01/25/2037 •		4,204	3,940
3.153% due 09/25/2037 ^~		2,024	2,014
Countrywide Alternative Loan Trust
0.314% due 07/20/2046 ^•		318	250
0.524% due 03/20/2046 •		533	451
0.652% due 05/25/2035 •		1,134	884
2.132% due 10/20/2035 •		181	144
2.608% due 06/25/2037 ~		268	246
Countrywide Home Loan Mortgage Pass-Through Trust
0.682% due 04/25/2035 •		50	47
0.742% due 03/25/2035 •		31	30
Credit Suisse First Boston Mortgage Securities Corp. 2.484% due 06/25/2033 ~		13	13
Credit Suisse Mortgage Capital Certificates 0.403% due 01/27/2037 •		971	716
Credit Suisse Mortgage Capital Trust 1.926% due 07/27/2061 ~		4,834	4,787
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.602% due 02/25/2035 •		242	240
Downey Savings & Loan Association Mortgage Loan Trust
0.624% due 08/19/2045 •		131	127
2.487% due 07/19/2044 ~		13	13
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	3,496	3,988

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 2.918% due 03/25/2035 ~		$39	30
GreenPoint Mortgage Funding Trust 0.282% due 01/25/2037 •		5,382	5,243
GSMSC Pass-Through Trust 0.542% due 12/26/2036 •		3,224	2,265
GSR Mortgage Loan Trust 2.851% due 09/25/2035 ~		18	19
HarborView Mortgage Loan Trust 0.324% due 07/19/2047 •		6,272	6,117
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	11,079	15,040
HomeBanc Mortgage Trust 2.508% due 04/25/2037 ^~		$352	351
IndyMac INDX Mortgage Loan Trust
0.402% due 06/25/2037 ^•		169	84
0.522% due 05/25/2046 •		529	513
0.882% due 05/25/2034 •		3	3
2.928% due 12/25/2034 ~		7	7
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		2,038	1,469
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		2,343	2,325
JP Morgan Mortgage Trust
2.577% due 02/25/2035 ~		9	9
6.000% due 01/25/2036 ^		270	181
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		2,904	2,890
London Wall Mortgage Capital PLC 0.952% due 11/15/2049 •	GBP	437	593
MASTR Adjustable Rate Mortgages Trust 0.882% due 12/25/2046 •		$6,750	6,337
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		2,738	2,784
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		5,121	5,222
PRET LLC 1.843% due 09/25/2051 þ		5,924	5,820
Residential Accredit Loans, Inc. Trust
0.272% due 01/25/2037 •		3,196	3,036
0.402% due 02/25/2047 •		2,231	2,151
0.422% due 01/25/2037 •		4,628	4,462
0.472% due 12/25/2036 •		76	76
1.324% due 11/25/2037 ~		4,971	4,784
2.991% due 09/25/2034 ~		1,744	1,829
5.000% due 09/25/2036 ^		156	145
6.000% due 03/25/2037 ^		1,976	1,936
Residential Asset Securitization Trust 5.500% due 09/25/2035 ^		2,839	1,950
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	3,542	4,799
Structured Adjustable Rate Mortgage Loan Trust 1.482% due 01/25/2035 ^•		$58	54
Structured Asset Mortgage Investments Trust
0.222% due 08/25/2036 •		7,345	6,990
0.482% due 07/25/2046 ^•		2,209	1,804
0.542% due 05/25/2036 •		78	76
0.542% due 05/25/2046 •		372	186
0.604% due 07/19/2035 •		35	35
0.662% due 02/25/2036 ^•		170	164
1.979% due 02/25/2036 ^•		708	703
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.253% due 06/25/2033 ~		4	4
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	695	942
Towd Point Mortgage Funding 0.950% due 07/20/2045 •		16,231	22,013
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		4,687	6,393
UBS-Barclays Commercial Mortgage Trust 0.900% due 03/10/2046 ~(a)		$20,885	115
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 10/25/2045 •		447	449
0.682% due 12/25/2045 •		8,004	7,671
0.722% due 01/25/2045 •		22	22
0.742% due 01/25/2045 •		23	23
Washington Mutual Mortgage Pass-Through Certificates Trust
0.912% due 11/25/2046 •		2,336	2,151

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

0.932% due 10/25/2046 ^•		3,450	3,154

Total Non-Agency Mortgage-Backed Securities (Cost $146,269)			156,315

ASSET-BACKED SECURITIES 19.5%
Aames Mortgage Investment Trust
1.082% due 07/25/2035 •		3,817	3,817
2.117% due 01/25/2035 •		2,723	2,682
ACE Securities Corp. Home Equity Loan Trust 0.342% due 12/25/2036 •		11,788	8,472
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.777% due 10/25/2035 •		265	265
0.807% due 10/25/2035 •		9,230	9,111
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.867% due 10/25/2035 •		5,346	5,349
1.122% due 10/25/2034 •		631	632
1.227% due 11/25/2034 •		2,887	2,889
Apex Credit CLO Ltd. 1.814% due 09/20/2029 •		3,500	3,497
Ares European CLO DAC 0.850% due 04/20/2032 •	EUR	4,600	5,235
Argent Mortgage Loan Trust 0.582% due 05/25/2035 •		$2,359	2,242
Asset-Backed Securities Corp. Home Equity Loan Trust 1.197% due 02/25/2035 •		798	805
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	9,100	10,348
Bear Stearns Asset-Backed Securities Trust
0.777% due 08/25/2036 •		$2,992	2,991
3.011% due 10/25/2036 ~		210	211
BNPP AM Euro CLO 0.820% due 07/22/2032 •	EUR	6,000	6,821
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		3,650	4,149
0.890% due 08/15/2032 •		3,500	3,979
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		$2,174	2,186
Citigroup Mortgage Loan Trust, Inc. 0.523% due 08/25/2036 •		13,796	13,693
Countrywide Asset-Backed Certificates
0.242% due 06/25/2035 •		3,558	3,446
0.282% due 11/25/2047 ^•		1,450	1,436
0.303% due 06/25/2047 ^•		2,476	2,338
0.312% due 05/25/2047 ^•		4,165	4,077
0.322% due 09/25/2037 ^•		756	782
0.352% due 06/25/2047 •		2,598	2,561
0.382% due 03/25/2037 •		2,319	2,389
0.502% due 08/25/2036 •		1,816	1,810
0.762% due 04/25/2036 •		3,042	3,044
1.137% due 12/25/2035 •		4,948	4,952
First Franklin Mortgage Loan Trust
0.972% due 09/25/2034 •		187	188
Fremont Home Loan Trust
0.237% due 10/25/2036 •		2,378	2,292
0.762% due 01/25/2036 •		316	313
Gallatin CLO Ltd. 1.737% due 07/15/2031 •		3,100	3,100
GE-WMC Mortgage Securities Trust 0.182% due 08/25/2036 •		6	4
Griffith Park CLO DAC 0.720% due 11/21/2031 •	EUR	6,850	7,787
GSAA Home Equity Trust 1.167% due 06/25/2035 •		$4,708	4,744
GSAMP Trust
0.282% due 11/25/2035 •		46	7
0.582% due 03/25/2046 •		7,125	7,106
0.602% due 05/25/2046 •		12,290	12,120
1.902% due 06/25/2035 •		6,730	6,854
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	2,000	2,266
Home Equity Loan Trust 0.442% due 04/25/2037 •		$10,740	10,142
HSI Asset Securitization Corp. Trust 0.302% due 07/25/2036 •		4,126	2,371
JP Morgan Mortgage Acquisition Trust
0.362% due 03/25/2037 •		290	288
0.507% due 05/25/2036 •		1,683	1,670
Jubilee CLO BV 0.610% due 04/15/2030 •	EUR	900	1,023
KKR CLO Ltd.
1.062% due 07/18/2030 •		$2,500	2,500
1.722% due 07/18/2030 •		4,300	4,300
LCM LP 1.716% due 07/19/2027 •		3,700	3,700

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Lehman XS Trust 0.422% due 05/25/2036 •		2,717	3,091
Long Beach Mortgage Loan Trust
0.272% due 12/25/2036 •		9,905	4,895
0.622% due 08/25/2045 •		890	885
0.747% due 11/25/2035 •		229	228
0.837% due 08/25/2035 •		31	31
1.017% due 08/25/2035 •		1,800	1,774
M360 Ltd. 2.354% due 11/22/2038 •		3,100	3,099
Madison Park Euro Funding DAC 0.740% due 10/25/2030 •	EUR	2,000	2,278
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,100	1,252
MASTR Asset-Backed Securities Trust
0.322% due 11/25/2036 •		$18,193	7,880
0.852% due 10/25/2035 ^•		9,663	9,854
Merrill Lynch Mortgage Investors Trust
0.212% due 07/25/2037 •		14,168	7,329
0.322% due 08/25/2037 •		5,131	3,302
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 10/25/2036 •		793	753
0.232% due 02/25/2037 •		3,731	3,524
0.262% due 09/25/2036 •		957	547
0.807% due 12/25/2034 •		890	884
Nassau Ltd. 1.274% due 10/15/2029 •		4,900	4,901
NovaStar Mortgage Funding Trust 1.182% due 06/25/2035 •		2,284	2,297
Option One Mortgage Loan Trust 0.642% due 01/25/2036 •		7,578	7,484
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	5,300	6,028
0.780% due 04/15/2031 •		6,500	7,414
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.152% due 10/25/2034 •		$1,565	1,562
1.902% due 12/25/2034 •		1,174	1,185
PRET LLC
1.744% due 07/25/2051 þ		2,789	2,767
2.487% due 10/25/2051 þ		4,142	4,144
Providus CLO DAC 0.750% due 07/15/2031 •	EUR	2,300	2,607
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		$12,593	4,928
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030		2,400	2,396
Residential Asset Mortgage Products Trust
0.542% due 12/25/2035 •		655	622
0.792% due 10/25/2035 •		5,580	5,581
Residential Asset Securities Corp. Trust
0.372% due 08/25/2036 •		14,574	14,306
0.807% due 11/25/2035 •		4,493	4,418
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	8,800	10,006
Securitized Asset-Backed Receivables LLC Trust
0.272% due 08/25/2036 ^•		$633	274
0.582% due 07/25/2036 •		5,997	3,461
0.762% due 08/25/2035 ^•		1,640	1,384
1.152% due 03/25/2035 •		2,194	2,190
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		7,121	7,252
Soundview Home Loan Trust
0.282% due 02/25/2037 •		671	244
0.422% due 10/25/2036 •		210	211
0.567% due 02/25/2036 •		4,566	4,499
Structured Asset Investment Loan Trust
0.233% due 07/25/2036 •		1,056	878
0.253% due 09/25/2036 •		924	913
1.032% due 06/25/2035 •		9,716	9,678
1.052% due 08/25/2033 •		9,320	9,290
Structured Asset Securities Corp. Mortgage Loan Trust
0.262% due 03/25/2036 •		353	342
0.442% due 12/25/2036 •		1,026	1,016
1.599% due 04/25/2035 •		71	72
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		2,100	2,099
TCI-Symphony CLO Ltd. 1.668% due 10/13/2032 •		5,000	4,985
TICP CLO Ltd. 0.972% due 04/20/2028 •		2,191	2,191
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	4,300	4,894
Towd Point Mortgage Trust 1.102% due 10/25/2059 •		$2,861	2,878

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Tralee CLO Ltd. 1.574% due 10/25/2032 •		2,100	2,099
Venture CLO Ltd.
1.004% due 04/15/2027 •		3,495	3,494
1.152% due 04/20/2029 •		5,976	5,979
1.544% due 07/30/2032 •		3,500	3,502
1.904% due 07/30/2032 •		4,100	4,102
WaMu Asset-Backed Certificates WaMu Trust 0.327% due 05/25/2037 •		4,360	4,222
Wind River CLO Ltd. 0.994% due 10/15/2027 •		113	113

Total Asset-Backed Securities (Cost $384,736)			405,498

SOVEREIGN ISSUES 0.9%
Brazil Government International Bond 4.750% due 01/14/2050		5,058	4,507
Israel Government International Bond 5.500% due 01/31/2022	ILS	18,100	5,846
Saudi Government International Bond
3.450% due 02/02/2061		$3,700	3,744
4.000% due 04/17/2025		2,900	3,129
4.500% due 10/26/2046		600	705
5.000% due 04/17/2049		1,300	1,652

Total Sovereign Issues (Cost $19,225)			19,583

		SHARES
COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.8%
Amazon.com, Inc. (c)		4,700	15,671

Total Common Stocks (Cost $15,982)			15,671

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Santander S.A. 6.750% due 04/25/2022 •(g)(h)		200,000	233
JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 04/30/2022 ~(g)		1,921,000	1,931
4.600% due 02/01/2025 •(g)		1,555,000	1,598
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		949,200	1,491

Total Preferred Securities (Cost $4,789)			5,253

SHORT-TERM INSTRUMENTS 24.9%
REPURCHASE AGREEMENTS (i) 3.4%			70,904

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 1.3%
(0.029)% due 02/28/2022 - 12/07/2022 (d)(e)	ILS	84,000	27,016

U.S. TREASURY BILLS 11.1%
0.048% due 01/13/2022 - 03/17/2022 (d)(e)(j)(l)(n)		$232,100	232,094

U.S. TREASURY CASH MANAGEMENT BILLS 9.1%
0.053% due 03/15/2022 - 03/22/2022 (d)(e)(n)		190,000	189,977

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $519,218)		519,991

Total Investments in Securities (Cost $1,997,766)		2,071,822

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio	8,263,777	82,423
PIMCO Short-Term Floating NAV Portfolio III	25,213	245

Total Short-Term Instruments (Cost $83,102)		82,668

Total Investments in Affiliates (Cost $83,102)		82,668

Total Investments 103.4% (Cost $2,080,868)		$2,154,490
Financial Derivative Instruments (k)(m) 1.9%(Cost or Premiums, net $2,031)		39,359
Other Assets and Liabilities, net (5.3)%		(110,475)

Net Assets 100.0%		$2,083,374

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Payment in-kind security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$8,004	U.S. Treasury Notes 1.250% due 03/31/2028			$(8,164)	$8,004	$8,004
SAL	0.040	12/31/2021	01/03/2022	62,900	U.S. Treasury Notes 2.500% due 08/15/2023			(64,653)	62,900	62,900

Total Repurchase Agreements								$(72,817)	$70,904	$70,904

SHORT SALES:
Description					Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (2.5)%
Uniform Mortgage-Backed Security, TBA					2.000%	02/01/2052		$18,400	$(18,342)	$(18,304)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2052		23,300	(23,723)	(23,714)
Uniform Mortgage-Backed Security, TBA					5.000	01/01/2052		9,600	(10,518)	(10,463)

	Total U.S. Government Agencies								(52,583)	(52,481)

Sovereign Issues (0.8)%
Canada Government International Bond					2.750%	12/01/2048	CAD	16,100	(15,104)	(15,914)

Total Short Sales (3.3)%									$(67,687)	$(68,395)

(j)								Securities with an aggregate market value of $301 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(26,693) at a weighted average interest rate of 0.068%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)								Payable for short sales includes $211 of accrued interest.
(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	828	$204,837	$(1,212)	$0	$0
Mini MSCI EAFE Index March Futures	03/2022	609	70,699	1,405	0	(40)
U.S. Treasury 10-Year Note March Futures	03/2022	1,010	131,773	475	63	0

$668	$63	$(40)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	828	$(203,460)	$644	$0	$(21)
Euro-Bund 10-Year Bond March Futures	03/2022	25	(4,878)	74	4	0
U.S. Treasury 2-Year Note March Futures	03/2022	75	(16,363)	31	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2022	1,902	(230,097)	65	0	(134)
U.S. Treasury 30-Year Bond March Futures	03/2022	1,568	(251,566)	(1,333)	0	(882)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	15	(2,957)	(8)	0	(23)
United Kingdom Long Gilt March Futures	03/2022	26	(4,396)	(7)	0	(14)

$(534)	$4	$(1,077)

Total Futures Contracts	$134	$67	$(1,117)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.110%	$3,100	$87	$(31)	$56	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	1,500	(8)	10	2	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	2,100	(8)	5	(3)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	2,100	24	10	34	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	5,500	1,099	(32)	1,067	8	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	EUR	6,600	75	(95)	(20)	4	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	4,200	968	(34)	935	9	0

$2,237	$(167)	$2,071	$22	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$600	$(15)	$0	$(15)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,000	$(110)	$(20)	$(130)	$1	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	5,900	(211)	(25)	(236)	1	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	800	76	(1)	75	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	24	1	25	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	17,500	416	18	434	8	0
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	25,200	3,480	(23)	3,457	84	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	4,300	128	1	129	2	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		1,900	59	(2)	57	1	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		10,100	296	8	304	7	0

							$4,158	$(43)	$4,115	$105	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	40,400	$(161)	$(945)	$(1,106)	$290	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		31,200	(56)	974	918	0	(797)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	2,167,000	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		2,167,000	(1,323)	256	(1,067)	0	(158)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$7,500	46	(26)	20	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		7,600	(146)	(15)	(161)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		6,200	129	(21)	108	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		4,500	(42)	(21)	(63)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	828,500	(790)	(654)	(1,444)	0	(1)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		172,400	0	(1,229)	(1,229)	0	(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	17,250	1,733	92	1,825	74	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		$4,300	(292)	35	(257)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		99,700	(4,195)	(920)	(5,115)	0	(57)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		3,900	378	(595)	(217)	16	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	42,800	843	(1,297)	(454)	0	(41)
Receive6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		15,500	(740)	677	(63)	13	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	2,167,000	0	6	6	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028		4,900	46	(456)	(410)	63	0
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	177	(595)	(418)	78	0
Pay	UKRPI	3.595	Maturity	11/15/2028		2,400	68	(226)	(158)	30	0
Pay	UKRPI	3.603	Maturity	11/15/2028		7,500	224	(708)	(484)	92	0
Pay	UKRPI	3.415	Maturity	02/15/2030		8,200	0	(1,145)	(1,145)	81	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,200	0	212	212	0	(11)
Receive	UKRPI	3.445	Maturity	11/15/2030		2,200	0	370	370	0	(21)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,100	0	173	173	0	(11)
Pay	UKRPI	4.250	Maturity	11/15/2031		1,100	22	(19)	3	0	(10)
Pay	UKRPI	3.217	Maturity	11/15/2040		2,100	0	(662)	(662)	17	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(467)	(467)	13	0
Pay	UKRPI	3.273	Maturity	11/15/2040		2,200	0	(642)	(642)	18	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,900	0	(500)	(500)	16	0
Receive	UKRPI	3.000	Maturity	11/15/2050		900	0	438	438	0	(11)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	717	717	0	(21)
Receive	UKRPI	3.143	Maturity	11/15/2050		800	0	301	301	0	(12)

							$(4,079)	$(6,889)	$(10,969)	$808	$(1,153)

Total Swap Agreements							$2,301	$(7,099)	$(4,798)	$935	$(1,154)

(l)

Securities with an aggregate market value of $29,839 and cash of $2,823 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	CHF	5,125		$5,578	$0	$(47)
	01/2022	SEK	52,360		5,807	13	0
	01/2022	TWD	53,942		1,954	7	0
	01/2022		$1,699	CAD	2,166	14	0
	01/2022		40,063	CNH	256,857	302	0
	03/2022	MXN	20,115		$969	0	(1)
	03/2022	SGD	3,436		2,508	0	(41)
	04/2022	DKK	78,884		12,460	361	0
BPS	01/2022	CAD	1,812		1,422	0	(10)
	01/2022	ILS	528		167	0	(2)
	01/2022	JPY	5,157,813		45,460	621	0
	01/2022	SEK	518,163		57,192	0	(151)
	01/2022		$14,788	CAD	18,764	45	0
	01/2022		13,971	EUR	12,341	79	0
	01/2022		1,132	GBP	852	21	0
	01/2022		4	IDR	54,083	0	0
	01/2022		10,898	JPY	1,234,200	0	(169)
	01/2022		297	RUB	21,782	0	(8)
	02/2022	GBP	262,475		$355,485	235	0
	02/2022	JPY	5,158,395		44,804	0	(49)
	02/2022	SEK	101,872		11,254	0	(22)
	03/2022	HKD	18,589		2,382	0	(2)
	05/2022		$837	ZAR	13,238	0	(22)
	08/2022		3,371		53,831	0	(94)
	11/2022		497		7,954	0	(18)
BRC	01/2022	EUR	48,544		$54,722	0	(545)
	01/2022	TRY	3,325		237	0	(12)
	02/2022	EUR	45,311		51,558	0	(59)
CBK	01/2022	ILS	18,574		5,893	0	(82)
	01/2022		$3,511	EUR	3,096	14	0
	02/2022	ILS	6,999		$2,138	0	(114)
	02/2022		$121	ZAR	1,956	1	0
	04/2022	DKK	40,741		$6,420	171	0
	04/2022	ILS	28,400		8,667	0	(477)
	05/2022	ZAR	13,238		846	30	0
	06/2022	ILS	4,000		1,235	0	(55)
	08/2022		2,201		703	0	(8)
	10/2022		2,101		672	0	(9)
	11/2022		14,209		4,554	0	(50)
	12/2022		22,505		7,302	6	(3)
DUB	01/2022	CNH	110,918		17,342	0	(89)
	02/2022	ILS	3,603		1,146	0	(13)
	02/2022		$23	RUB	1,695	0	0
GLM	01/2022	CHF	39,155		$42,710	0	(265)
	01/2022	RUB	214,688		2,923	67	0
	01/2022	SEK	146,567		16,282	62	0
	01/2022		$1,301	GBP	965	5	0
	01/2022		2,210	RUB	160,783	0	(71)
	03/2022		2,633	MXN	54,723	5	0
	11/2022	ZAR	5,122		$320	11	0
HUS	01/2022	CNH	50,328		7,823	0	(86)
	01/2022	TWD	680,211		24,493	0	(63)
	01/2022		$6,063	GBP	4,561	111	0
	01/2022		16	IDR	232,480	0	0
	02/2022	ILS	25,698		$8,288	20	0
	03/2022	SGD	10,969		8,008	0	(129)
	04/2022		$1,111	DKK	7,110	0	(20)
JPM	01/2022	AUD	2,679		$1,929	0	(21)
	01/2022	CNH	70,724		11,039	0	(75)
	01/2022	JPY	3,548,424		31,212	364	0
	03/2022	HKD	412,441		52,931	31	0
	03/2022	KRW	190,313		161	1	0
	03/2022	SGD	14,124		10,304	0	(173)
MYI	01/2022	AUD	157,128		113,430	0	(889)
	01/2022	BRL	1,211		217	0	0
	01/2022	CHF	144,070		157,211	0	(911)
	01/2022	NZD	7,208		4,920	0	(17)
	01/2022		$212	BRL	1,211	5	0
	02/2022	BRL	1,211		$211	0	(5)
	04/2022	DKK	235,587		37,183	1,049	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

RBC	01/2022	CAD	19,239		15,129		0	(80)
	01/2022	EUR	30,316		34,174		0	(341)
	01/2022	JPY	6,179,535		54,205		483	0
	02/2022	EUR	13,115		14,923		0	(17)
	08/2022	ZAR	53,831		3,422		145	0
RYL	04/2022	DKK	12,470		1,947		34	0
SCX	01/2022	AUD	8,451		6,025		0	(123)
	01/2022	CNH	27,674		4,305		0	(44)
	01/2022	GBP	262,475		347,552		0	(7,720)
	01/2022	NOK	116,143		12,821		0	(367)
	01/2022		$14	CNH	88		0	0
	01/2022		17,020	TWD	472,581		41	0
	02/2022	GBP	9,765		$13,225		9	0
	02/2022	SEK	416,168		45,976		0	(90)
SSB	01/2022	AUD	7,580		5,505		0	(9)
	01/2022	BRL	1,211		216		0	(2)
TOR	01/2022	AUD	18,670		13,365		0	(219)
	01/2022	EUR	610,870		688,612		0	(6,864)
	01/2022		$7,558	MXN	155,863		32	0
	02/2022	EUR	615,866		$700,764		0	(807)
	03/2022	MXN	189,742		8,955		0	(192)
UAG	01/2022	AUD	6,621		4,735		0	(83)
	01/2022	JPY	38,804,432		337,765		418	0
	01/2022		$489	RUB	35,492		0	(17)
	01/2022		9,434	TWD	261,768		16	0

Total Forward Foreign Currency Contracts							$4,829	$(21,852)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	160,000	$1,536	$1,216

Total Purchased Options							$1,536	$1,216

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	5,500	$(6)	$(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	7,300	(9)	(5)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	2,100	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	3,300	(5)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	2,900	(4)	(2)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	10,200	(12)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	3,800	(4)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	7,500	(10)	(5)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	3,200	(17)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	9,300	(54)	(8)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	4,100	(6)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	2,100	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	10,500	(10)	(5)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	9,300	(12)	(3)
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	7,000	(7)	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	1,800	(10)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index		Sell	96.000	03/16/2022	1,400	(6)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	4,400	(5)	0
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	1,200	(5)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	6,900	(7)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	01/19/2022	8,300	(9)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	2,800	(3)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	04/20/2022	5,400	(6)	(4)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	4,000	(7)	(3)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	3,500	(4)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	3,400	(5)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	4,600	(6)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	800	(4)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	6,300	(8)	(2)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	3,600	(4)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	3,300	(6)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	3,000	(4)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	3,100	(5)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	3,100	(4)	(2)

							$(270)	$(59)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

NGF	Put - OTC 2-Year Interest Rate Swap		3-Month USD-LIBOR		Pay	2.800%	03/18/2024	320,100	$(1,536)		$(997)

Total Written Options									$(1,806)		$(1,056)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	NDDUEAFE Index	48,660	0.145% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/16/2022	$379,573	$0	$(6,040)	$0	$(6,040)
CBK	Receive	NDDUEAFE Index	5,593	0.083% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/25/2022	40,944	0	2,093	2,093	0
	Receive	NDDUEAFE Index	29,161	0.078% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/01/2022	213,477	0	10,916	10,916	0
HUS	Receive	NDDUEAFE Index	13,707	0.150% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	105,482	0	(93)	0	(93)
MYI	Receive	NDDUEAFE Index	13,005	0.038% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/11/2022	95,205	0	4,872	4,872	0
	Receive	NDDUEAFE Index	26,042	0.078% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/01/2022	190,644	0	9,749	9,749	0
	Receive	NDDUEAFE Index	22,473	0.083% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/20/2022	164,517	0	8,412	8,412	0
	Receive	NDDUEAFE Index	41,678	0.057% (1-Month USD-LIBOR less a specified spread)	Maturity	10/12/2022	306,580	0	14,114	14,114	0
UAG	Receive	NDDUEAFE Index	62,423	0.064% (1-Month USD-LIBOR less a specified spread)	Maturity	11/09/2022	467,170	0	13,140	13,140	0

								$0	$57,163	$63,296	$(6,133)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	4,700	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$15,982	$0	$328	$328	$0

Total Swap Agreements								$0	$57,491	$63,624	$(6,133)

(n)

Securities with an aggregate market value of $17,084 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$126,686	$0	$126,686
Industrials	0	73,964	0	73,964
Utilities	0	12,677	0	12,677
Municipal Bonds & Notes
California	0	3,921	0	3,921
Illinois	0	4,578	0	4,578
Pennsylvania	0	135	0	135
Texas	0	1,245	0	1,245
U.S. Government Agencies	0	72,194	0	72,194
U.S. Treasury Obligations	0	654,111	0	654,111
Non-Agency Mortgage-Backed Securities	0	156,315	0	156,315
Asset-Backed Securities	0	405,498	0	405,498
Sovereign Issues	0	19,583	0	19,583
Common Stocks
Consumer Discretionary	15,671	0	0	15,671
Preferred Securities
Banking & Finance	0	5,253	0	5,253
Asset-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	70,904	0	70,904
Israel Treasury Bills	0	27,016	0	27,016
U.S. Treasury Bills	0	232,094	0	232,094
U.S. Treasury Cash Management Bills	0	189,977	0	189,977

	$15,671	$2,056,151	$0	$2,071,822
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,668	$0	$0	$82,668

Total Investments	$98,339	$2,056,151	$0	$2,154,490

Short Sales, at Value - Liabilities
Asset-Backed Securities	0	0	0	0
Sovereign Issues	0	(15,914)	0	(15,914)
U.S. Government Agencies	0	(52,481)	0	(52,481)

	$0	$(68,395)	$0	$(68,395)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	998	0	1,002
Over the counter	0	69,669	0	69,669

	$4	$70,667	$0	$70,671
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(54)	(2,217)	0	(2,271)
Over the counter	0	(29,041)	0	(29,041)

	$(54)	$(31,258)	$0	$(31,312)

Total Financial Derivative Instruments	$(50)	$39,409	$0	$39,359

Totals	$98,289	$2,027,165	$0	$2,125,454

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 8.8%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$200	$203
3.300% due 01/30/2032		200	204
Aviation Capital Group LLC 5.500% due 12/15/2024		400	438
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		325	316
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)	EUR	200	242
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		$1,000	1,013
4.375% due 03/15/2028 •(e)(f)		200	196
7.125% due 06/15/2025 •(e)(f)	GBP	700	1,045
7.750% due 09/15/2023 •(e)(f)		$200	215
8.000% due 06/15/2024 •(e)(f)		300	332
Credit Suisse Group AG
3.750% due 03/26/2025		484	514
6.250% due 12/18/2024 •(e)(f)		200	214
6.375% due 08/21/2026 •(e)(f)		200	216
7.250% due 09/12/2025 •(e)(f)		264	290
7.500% due 07/17/2023 •(e)(f)		200	212
7.500% due 12/11/2023 •(e)(f)		400	433
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	500	586
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$1,188	1,194
1.625% due 01/20/2027	EUR	800	949
1.750% due 01/17/2028		100	119
3.547% due 09/18/2031 •		$150	158
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,400	1,571
Erste Group Bank AG 6.500% due 04/15/2024 •(e)(f)	EUR	400	503
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		286	354
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$200	203
3.550% due 10/07/2022		600	610
4.389% due 01/08/2026		200	216
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	203
4.300% due 03/08/2026		220	241
4.950% due 03/31/2030		800	940
5.250% due 09/16/2022 •(e)(f)	EUR	200	235
ING Groep NV
4.250% due 05/16/2031 •(e)(f)		$300	284
5.750% due 11/16/2026 •(e)(f)		300	323
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)	EUR	300	415
Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,800	3,187
7.500% due 09/27/2025 •(e)(f)		1,000	1,131
Nationwide Building Society 4.363% due 08/01/2024 •		374	392
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,829
4.519% due 06/25/2024 •		1,100	1,151
4.892% due 05/18/2029 •		396	453
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		300	303
2.650% due 07/13/2022		800	807
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		440	467
Societe Generale S.A. 7.875% due 12/18/2023 •(e)(f)		200	219
Standard Chartered PLC 1.456% due 01/14/2027 •		900	872
Stellantis Finance US, Inc. 2.691% due 09/15/2031		800	788
UBS AG
5.125% due 05/15/2024 (f)		462	495

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

7.625% due 08/17/2022 (f)	363	377
Wells Fargo & Co. 2.393% due 06/02/2028 •	5,800	5,899
Weyerhaeuser Co. 4.000% due 04/15/2030	900	1,005

		34,562

INDUSTRIALS 3.3%
AEP Transmission Co. LLC 3.650% due 04/01/2050	1,200	1,329
Aker BP ASA 2.875% due 01/15/2026	150	156
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	400	396
Baidu, Inc. 3.425% due 04/07/2030	1,000	1,051
BAT Capital Corp. 3.222% due 08/15/2024	100	104
BAT International Finance PLC 3.950% due 06/15/2025	30	32
Boeing Co. 2.750% due 02/01/2026	200	206
Broadcom, Inc.
3.137% due 11/15/2035	200	201
3.419% due 04/15/2033	700	735
3.469% due 04/15/2034	300	314
Charter Communications Operating LLC
3.900% due 06/01/2052	400	402
4.908% due 07/23/2025	132	146
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	200	214
CVS Health Corp. 3.625% due 04/01/2027	1,400	1,520
DAE Funding LLC
1.625% due 02/15/2024	400	393
2.625% due 03/20/2025	200	201
3.375% due 03/20/2028	200	203
Equinor ASA 3.125% due 04/06/2030	1,400	1,506
Expedia Group, Inc. 6.250% due 05/01/2025	44	50
Imperial Brands Finance PLC 3.500% due 07/26/2026	200	211
Kraft Heinz Foods Co.
5.000% due 07/15/2035	16	20
5.200% due 07/15/2045	22	28
MPLX LP 2.650% due 08/15/2030	300	299
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	600	648
4.810% due 09/17/2030	200	224
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030	300	304
Sands China Ltd.
2.850% due 03/08/2029	400	377
3.250% due 08/08/2031	400	376
5.400% due 08/08/2028	400	431
T-Mobile USA, Inc.
2.250% due 02/15/2026	200	201
3.375% due 04/15/2029	300	306
3.500% due 04/15/2031	200	208

		12,792

UTILITIES 2.9%
AT&T, Inc. 2.250% due 02/01/2032	500	484
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050	700	861
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050	1,700	1,947
Exelon Corp. 4.050% due 04/15/2030	2,100	2,336
Idaho Power Co. 4.200% due 03/01/2048	1,000	1,233
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	500	501
1.700% due 11/15/2023	500	501
3.000% due 06/15/2028	200	202
4.550% due 07/01/2030	200	216
Petrobras Global Finance BV 5.093% due 01/15/2030	446	465
Sprint Corp. 7.875% due 09/15/2023	600	662

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Vodafone Group PLC 2.500% due 05/24/2039	EUR	500	644
Xcel Energy, Inc. 3.400% due 06/01/2030		$1,100	1,181

			11,233

Total Corporate Bonds & Notes (Cost $55,943)			58,587

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040		350	527

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		21	24

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	29

Total Municipal Bonds & Notes (Cost $391)			580

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.452% due 07/25/2037 •		1	1
0.482% due 07/25/2037 •		1	2
0.502% due 09/25/2035 •		3	3
0.512% due 09/25/2035 •		6	6
0.822% due 06/25/2037 •		11	11
2.310% due 08/01/2022		21	21
4.000% due 04/25/2042		493	546
Freddie Mac
0.680% due 06/15/2041 •		52	53
0.810% due 08/15/2037 •		10	10
0.820% due 10/15/2037 •		2	2
0.830% due 05/15/2037 - 09/15/2037 •		12	12
4.000% due 07/15/2042		427	492
5.000% due 03/01/2038		135	153
5.500% due 07/01/2028 - 07/01/2038		36	40
Ginnie Mae
0.590% due 11/20/2062 •		263	261
3.500% due 01/15/2042 - 06/15/2045		281	298
5.000% due 08/15/2038 - 05/15/2039		40	46
6.000% due 08/15/2037		15	17
Ginnie Mae, TBA 5.000% due 01/01/2052		4,900	5,225
Small Business Administration
4.430% due 05/01/2029		8	9
5.290% due 12/01/2027		2	2
6.220% due 12/01/2028		2	2
Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 08/01/2048		3,152	3,336
4.000% due 07/01/2025 - 09/01/2025		17	19
4.500% due 06/01/2023 - 10/01/2041		149	165
5.500% due 10/01/2022 - 09/01/2041		455	516
6.000% due 07/01/2036 - 05/01/2041		144	164
6.500% due 10/01/2035		7	8
Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2052		100	105
4.500% due 01/01/2052		5,300	5,678

Total U.S. Government Agencies (Cost $16,953)			17,203

U.S. TREASURY OBLIGATIONS 28.0%
U.S. Treasury Bonds
1.375% due 11/15/2040		2,100	1,914
3.000% due 08/15/2048		154	189
3.000% due 02/15/2049		6,800	8,363
4.625% due 02/15/2040		1,807	2,596
U.S. Treasury Inflation Protected Securities (d)
0.625% due 02/15/2043		120	150
0.750% due 02/15/2045		470	606
1.000% due 02/15/2048		3,404	4,781
1.375% due 02/15/2044		831	1,188
U.S. Treasury Notes
0.375% due 12/31/2025 (i)		800	776
0.375% due 01/31/2026		2,100	2,032
0.500% due 02/28/2026		3,400	3,304
1.625% due 02/15/2026		100	102
1.750% due 12/31/2024 (i)		2,100	2,148
1.875% due 07/31/2022		8,352	8,431

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

2.000% due 07/31/2022		2,970	3,001
2.000% due 04/30/2024		300	308
2.000% due 11/15/2026		7,329	7,582
2.125% due 05/15/2025		1,711	1,771
2.250% due 08/15/2027		6,800	7,135
2.375% due 08/15/2024		3,862	4,010
2.375% due 05/15/2029		7,000	7,462
2.625% due 12/31/2025		200	212
2.625% due 02/15/2029		23,656	25,579
2.875% due 09/30/2023		12,460	12,936
2.875% due 11/30/2023 (i)		1,180	1,228
3.000% due 09/30/2025		600	641
3.000% due 10/31/2025 (i)		600	642

Total U.S. Treasury Obligations (Cost $102,736)			109,087

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Assets Trust 0.293% due 10/25/2046 •		2,323	1,477
BCAP LLC Trust 3.255% due 03/27/2037 ~		199	175
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •		7	7
0.422% due 06/25/2046 ^•		292	286
0.442% due 04/25/2037 •		233	229
2.709% due 11/25/2035 ^~		1,476	1,430
ChaseFlex Trust 0.402% due 07/25/2037 •		1,129	1,059
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.332% due 07/25/2036 •		120	117
Citigroup Mortgage Loan Trust 3.028% due 06/25/2036 ^~		23	24
Countrywide Alternative Loan Trust
0.422% due 02/25/2047 •		9	9
0.452% due 05/25/2037 ^•		594	186
0.462% due 05/25/2047 •		58	56
0.582% due 08/25/2047 •		1,197	1,173
1.082% due 02/25/2036 •		6	6
2.120% due 03/25/2047 ^•		1,771	1,552
6.000% due 12/25/2034		695	704
Countrywide Home Loan Mortgage Pass-Through Trust
2.510% due 02/20/2035 ~		1	1
2.673% due 11/25/2034 ~		2	2
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~		256	255
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.402% due 03/25/2037 ^•		333	337
First Horizon Mortgage Pass-Through Trust 3.091% due 11/25/2037 ^~		155	150
GSR Mortgage Loan Trust
2.629% due 11/25/2035 ~		1	1
2.749% due 09/25/2035 ~		10	10
6.000% due 03/25/2037 ^		1	1
6.250% due 10/25/2036 ^		97	98
IndyMac INDX Mortgage Loan Trust
0.502% due 11/25/2046 •		699	706
0.642% due 10/25/2036 •		167	91
JP Morgan Mortgage Trust
2.613% due 08/25/2034 ~		9	9
2.695% due 07/25/2035 ~		160	162
Merrill Lynch Mortgage Investors Trust 2.953% due 09/25/2035 ^~		17	15
Morgan Stanley Mortgage Loan Trust 0.382% due 01/25/2036 •		322	208
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		2	1
PRET LLC 1.843% due 09/25/2051 þ		1,068	1,049
Residential Accredit Loans, Inc. Trust
0.272% due 01/25/2037 •		306	291
0.472% due 08/25/2036 •		84	82
1.442% due 09/25/2045 •		8	7
6.000% due 03/25/2037 ^		911	892
Structured Adjustable Rate Mortgage Loan Trust 0.402% due 02/25/2037 •		156	159
Structured Asset Mortgage Investments Trust 0.362% due 03/25/2037 •		4	1
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	298	404
Wachovia Mortgage Loan Trust LLC 2.206% due 10/20/2035 ~		$52	51
WaMu Mortgage Pass-Through Certificates Trust
1.002% due 09/25/2046 ^•		833	825
1.082% due 02/25/2046 •		16	16
1.282% due 11/25/2042 •		10	10
2.576% due 01/25/2037 ^~		57	52

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

2.847% due 08/25/2046 ^~		372	372

Total Non-Agency Mortgage-Backed Securities (Cost $13,335)			14,748

ASSET-BACKED SECURITIES 16.5%
ACE Securities Corp. Home Equity Loan Trust
0.382% due 07/25/2036 •		378	321
4.602% due 08/25/2040 ^•		691	685
Apex Credit CLO Ltd. 1.814% due 09/20/2029 •		700	699
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	1,094	1,246
Ares European CLO DAC
0.780% due 10/15/2031 •		1,300	1,480
0.850% due 04/20/2032 •		950	1,081
Argent Securities Trust
0.402% due 07/25/2036 •		$596	571
0.422% due 05/25/2036 •		3,027	1,072
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.182% due 01/25/2034 •		426	426
Asset-Backed Securities Corp. Home Equity Loan Trust 1.062% due 07/25/2035 •		36	37
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	1,700	1,933
Bear Stearns Asset-Backed Securities Trust 0.422% due 08/25/2036 •		$135	133
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •	EUR	1,299	1,480
BNPP AM Euro CLO 0.820% due 07/22/2032 •		1,100	1,250
Cairn CLO DAC
0.600% due 04/30/2031 •		600	683
0.780% due 10/15/2031 •		400	456
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		700	796
0.890% due 08/15/2032 •		700	796
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		$271	272
Citigroup Mortgage Loan Trust 0.423% due 09/25/2036 •		1,049	904
Countrywide Asset-Backed Certificates
0.262% due 12/25/2035 ^•		74	74
0.302% due 09/25/2047 ^•		421	413
0.382% due 01/25/2037 •		4,180	3,976
0.582% due 03/25/2036 •		89	89
0.762% due 04/25/2036 •		340	340
1.137% due 12/25/2035 •		770	771
1.167% due 07/25/2035 •		553	554
4.447% due 10/25/2046 ^~		0	1
Countrywide Asset-Backed Certificates Trust 0.812% due 05/25/2036 •		1,540	1,537
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	500	567
Ellington Loan Acquisition Trust 1.152% due 05/25/2037 •		$445	446
Gallatin CLO Ltd. 1.737% due 07/15/2031 •		600	600
GSAMP Trust
0.172% due 12/25/2036 •		5	3
0.332% due 01/25/2037 •		902	853
HSI Asset Securitization Corp. Trust 0.242% due 01/25/2037 •		538	491
KKR CLO Ltd.
1.062% due 07/18/2030 •		400	400
1.722% due 07/18/2030 •		800	800
LCM LP 1.716% due 07/19/2027 •		700	700
Madison Park Euro Funding DAC 0.740% due 10/25/2030 •	EUR	400	456
MASTR Asset-Backed Securities Trust 0.152% due 01/25/2037 •		$6	2
Merrill Lynch Mortgage Investors Trust
0.402% due 08/25/2037 •		1,203	781
0.622% due 02/25/2037 •		2,073	908
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 01/25/2037 •		2,252	1,365
0.317% due 03/25/2037 •		1,664	889
Mountain View CLO LLC 1.212% due 10/16/2029 •		800	800
Nassau Ltd. 1.274% due 10/15/2029 •		600	600
NovaStar Mortgage Funding Trust 0.602% due 09/25/2036 •		1,215	709
Option One Mortgage Loan Trust
0.322% due 04/25/2037 •		859	714
0.322% due 05/25/2037 •		495	379

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

0.642% due 01/25/2036 •		814	804
0.882% due 02/25/2035 •		1,118	1,114
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	1,000	1,137
0.780% due 04/15/2031 •		1,200	1,369
PRET LLC
1.744% due 07/25/2051 þ		$673	668
2.487% due 10/25/2051 þ		789	789
Providus CLO DAC 0.750% due 07/15/2031 •	EUR	400	453
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		$207	103
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030		500	499
Residential Asset Securities Corp. Trust 0.822% due 01/25/2036 •		2,200	2,189
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	1,700	1,933
Securitized Asset-Backed Receivables LLC Trust 0.582% due 07/25/2036 •		$337	194
SG Mortgage Securities Trust 0.462% due 02/25/2036 •		1,728	1,148
Sound Point CLO Ltd. 1.114% due 01/23/2029 •		1,184	1,184
Soundview Home Loan Trust
0.182% due 06/25/2037 •		2	2
0.212% due 02/25/2037 •		1,566	557
0.252% due 03/25/2037 •		148	145
0.312% due 06/25/2037 •		573	491
Structured Asset Securities Corp. Mortgage Loan Trust
0.332% due 05/25/2047 •		690	679
0.522% due 02/25/2037 •		465	460
Symphony CLO Ltd. 1.004% due 04/15/2028 •		300	300
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		400	400
TCI-Symphony CLO Ltd. 1.668% due 10/13/2032 •		1,000	997
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		3,784	3,862
Tralee CLO Ltd. 1.574% due 10/25/2032 •		400	400
Venture CLO Ltd.
1.206% due 08/28/2029 •		1,300	1,299
1.544% due 07/30/2032 •		700	700
1.904% due 07/30/2032 •		800	800
WaMu Asset-Backed Certificates WaMu Trust 0.462% due 04/25/2037 •		4,483	2,234
Wells Fargo Home Equity Asset-Backed Securities Trust 0.852% due 12/25/2035 •		701	696

Total Asset-Backed Securities (Cost $62,426)			64,145

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		256	91
1.000% due 07/09/2029		54	20
1.125% due 07/09/2035 þ		469	152
2.500% due 07/09/2041 þ		1,629	581
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	996	5
Brazil Government International Bond 4.750% due 01/14/2050		$582	519
Israel Government International Bond 0.750% due 07/31/2022	ILS	6,500	2,100
Saudi Government International Bond
3.450% due 02/02/2061		$800	809
4.000% due 04/17/2025		374	404
5.000% due 04/17/2049		200	254

Total Sovereign Issues (Cost $5,183)			4,935

		SHARES
COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.8%
Amazon.com, Inc. (a)		900	3,001

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Total Common Stocks (Cost $3,060)			3,001

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(e)		225,000	226
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(e)		113,250	178

Total Preferred Securities (Cost $356)			404

SHORT-TERM INSTRUMENTS 28.5%
REPURCHASE AGREEMENTS (g) 0.4%			1,496

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 1.2%
0.005% due 02/28/2022 - 06/08/2022 (b)(c)	ILS	14,400	4,632

U.S. TREASURY BILLS 19.2%
0.054% due 02/10/2022 - 04/21/2022 (b)(c)(i)(k)		$75,000	74,993

U.S. TREASURY CASH MANAGEMENT BILLS 7.7%
0.056% due 03/22/2022 (b)(c)		30,000	29,996

Total Short-Term Instruments (Cost $110,882)			111,117

Total Investments in Securities (Cost $371,265)			383,807

		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short Asset Portfolio		1,369,593	13,660
PIMCO Short-Term Floating NAV Portfolio III		6,656	65

Total Short-Term Instruments (Cost $13,797)			13,725

Total Investments in Affiliates (Cost $13,797)			13,725

Total Investments 102.0% (Cost $385,062)			$397,532
Financial Derivative Instruments (h)(j) 1.3%(Cost or Premiums, net $(7,233))			5,341
Other Assets and Liabilities, net (3.4)%			(13,313)

Net Assets 100.0%			$389,560

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,496	U.S. Treasury Notes 1.250% due 03/31/2028	$(1,526)	$1,496	$1,496

Total Repurchase Agreements	$(1,526)	$1,496	$1,496

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (3.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$3,500	$(3,489)	$(3,482)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	4,400	(4,479)	(4,478)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2052	3,900	(4,273)	(4,250)

Total U.S. Government Agencies	(12,241)	(12,210)

Sovereign Issues (1.0)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,900	(3,659)	(3,856)

Total Short Sales (4.1)%	$(15,900)	$(16,066)

(1)	Payable for short sales includes $52 of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	144	$35,624	$(211)	$0	$0
E-mini S&P 500 Index March Futures	03/2022	24	5,710	101	0	(16)
Euro-Bund 10-Year Bond March Futures	03/2022	5	976	(15)	0	(1)
Mini MSCI EAFE Index March Futures	03/2022	45	5,224	124	0	(3)
U.S. Treasury 2-Year Note March Futures	03/2022	2	436	(1)	0	0

$(2)	$0	$(20)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	144	$(35,384)	$112	$0	$(3)
U.S. Treasury 5-Year Note March Futures	03/2022	625	(75,610)	38	0	(44)
U.S. Treasury 10-Year Note March Futures	03/2022	264	(34,444)	(106)	0	(16)
U.S. Treasury 30-Year Bond March Futures	03/2022	170	(27,274)	(78)	0	(96)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	76	(14,982)	(42)	0	(119)
United Kingdom Long Gilt March Futures	03/2022	3	(507)	0	0	(2)

$(76)	$0	$(280)

Total Futures Contracts	$(78)	$0	$(300)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.974%	$300	$(2)	$3	$1	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	400	(2)	1	(1)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	400	5	2	7	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	1,300	260	(8)	252	2	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070%	EUR	800	184	(6)	178	2	0

$445	$(8)	$437	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$3,200	$(76)	$(2)	$(78)	$0	$(1)
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	8,800	(218)	0	(218)	0	(4)

$(294)	$(2)	$(296)	$0	$(5)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	6,400	$15	$(190)	$(175)	$46	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	4,900	(86)	230	144	0	(125)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	344,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	344,000	(212)	43	(169)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$1,400	9	(5)	4	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	1,400	(27)	(3)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	1,200	25	(4)	21	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	800	(7)	(4)	(11)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	156,600	(149)	(124)	(273)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	35,100	0	(250)	(250)	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	4,150	678	(239)	439	18	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$34,200	(358)	271	(87)	0	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	82,400	163	(1,437)	(1,274)	0	(4)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	114,900	76	(2,050)	(1,974)	0	(9)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	26,600	(1,160)	889	(271)	5	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	24,700	(2,665)	1,191	(1,474)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	144,500	(5,035)	4,915	(120)	17	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025	1,700	(147)	77	(70)	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	2,700	63	(92)	(29)	0	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026	7,600	(14)	(219)	(233)	0	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	71,900	2,375	(2,887)	(512)	37	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	21,400	(2,510)	1,150	(1,360)	0	(14)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	16,000	(946)	3	(943)	9	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	60,200	983	(2,331)	(1,348)	21	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031	4,600	30	155	185	0	(2)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031	18,200	(166)	525	359	0	(12)
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031	29,400	56	842	898	0	(19)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	1,100	(25)	(36)	(61)	5	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	5,200	1,058	(455)	603	0	(20)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	6,700	129	(200)	(71)	0	(6)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052	2,500	(104)	94	(10)	2	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	344,000	0	1	1	0	0
Pay	UKRPI	3.595	Maturity	11/15/2028	5,500	553	(916)	(363)	68	0
Receive	UKRPI	3.397	Maturity	11/15/2030	200	(1)	36	35	0	(2)
Receive	UKRPI	3.445	Maturity	11/15/2030	400	(5)	72	67	0	(4)
Receive	UKRPI	3.510	Maturity	11/15/2030	200	(5)	36	31	0	(2)
Pay	UKRPI	3.217	Maturity	11/15/2040	400	(5)	(121)	(126)	3	0
Pay	UKRPI	3.272	Maturity	11/15/2040	300	4	(92)	(88)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040	400	5	(122)	(117)	3	0
Pay	UKRPI	3.340	Maturity	11/15/2040	300	13	(92)	(79)	3	0
Receive	UKRPI	3.000	Maturity	11/15/2050	200	5	92	97	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050	300	(6)	140	134	0	(4)
Receive	UKRPI	3.143	Maturity	11/15/2050	100	(10)	48	38	0	(2)

$(7,403)	$(1,059)	$(8,462)	$240	$(256)

Total Swap Agreements	$(7,252)	$(1,069)	$(8,321)	$244	$(261)

(i)

Securities with an aggregate market value of $6,703 and cash of $1,967 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	CHF	79	$86	$0	$(1)
01/2022	TWD	9,694	351	1	0
01/2022	$7,175	CNH	46,001	54	0
BPS	01/2022	3,484	CAD	4,421	11	0
01/2022	53	RUB	3,865	0	(1)
05/2022	125	ZAR	1,980	0	(3)
08/2022	504	8,052	0	(14)
11/2022	124	1,986	0	(5)
BRC	01/2022	1,105	TWD	30,676	2	0
CBK	02/2022	ILS	1,300	$397	0	(21)
04/2022	8,900	2,726	0	(139)
05/2022	ZAR	1,980	127	4	0
06/2022	ILS	4,200	1,296	0	(58)
08/2022	6,596	2,034	0	(97)
DUB	01/2022	CNH	20,405	3,190	0	(16)
GLM	01/2022	RUB	38,152	519	12	0
01/2022	$392	RUB	28,531	0	(13)
02/2022	1,193	EUR	1,053	7	0
03/2022	433	MXN	8,995	1	0
11/2022	ZAR	1,491	$93	3	0
HUS	01/2022	CNH	8,831	1,373	0	(15)
01/2022	GBP	1,688	2,250	0	(35)
01/2022	TWD	122,245	4,402	0	(11)
01/2022	$986	GBP	738	13	0
01/2022	1,256	MXN	25,701	0	(4)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

	02/2022	EUR	18,959		$21,715		120	(9)
	03/2022	SGD	18		13		0	0
JPM	01/2022	CNH	12,410		1,937		0	(13)
	02/2022	EUR	1,002		1,139		0	(3)
	03/2022	SGD	6		4		0	0
MYI	01/2022	BRL	1,819		326		0	(1)
	01/2022		$318	BRL	1,819		8	0
	01/2022		1,493	TWD	41,454		4	0
	02/2022	BRL	1,819		$316		0	(8)
RBC	01/2022	CAD	4,598		3,616		0	(19)
	08/2022	ZAR	8,052		512		22	0
SCX	01/2022	CNH	4,856		755		0	(8)
	01/2022	JPY	56,032		494		7	0
	01/2022		$460	TWD	12,793		1	0
	02/2022	JPY	56,038		$487		0	(1)
SSB	01/2022	BRL	1,819		324		0	(3)
TOR	03/2022	MXN	34,520		1,629		0	(35)
UAG	01/2022		$87	RUB	6,298		0	(3)
	01/2022		1,696	TWD	47,059		3	0

Total Forward Foreign Currency Contracts							$273	$(536)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	30,200	$290	$229

Total Purchased Options							$290	$229

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	1,000	$(1)	$0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,400	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	400	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	500	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	1,900	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	1,400	(2)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	700	(4)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	1,800	(10)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	400	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	700	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	400	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	1,900	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	1,000	(1)	0
CBK	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	300	(1)	0
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	400	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	900	(1)	0
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	200	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	01/19/2022	1,500	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	500	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	04/20/2022	1,000	(1)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	800	(1)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	600	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	600	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	1,400	(2)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	200	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	1,200	(1)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	700	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	1,100	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	600	(1)	0

							$(50)	$(11)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	60,400	$(290)	$(188)

Total Written Options							$(340)	$(199)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.887%	EUR	300	$69	$(12)	$57	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

HUS	Receive	NDDUEAFE Index	10,393	0.016% (3-Month USD-LIBOR less a specified spread)	Quarterly	09/14/2022	$79,979	$0	$(5)	$0	$(5)
JPM	Receive	NDDUEAFE Index	853	0.023% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/11/2022	6,245	0	320	320	0
Receive	NDDUEAFE Index	4,496	0.010% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/22/2022	34,599	0	1	1	0
Receive	NDDUEAFE Index	11,238	0.090% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	1,321	1,321	0
MEI	Receive	NDDUEAFE Index	3,464	0.045% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/22/2022	26,657	0	(3)	0	(3)
Receive	NDDUEAFE Index	11,238	0.145% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	1,296	1,296	0
MYI	Receive	NDDUEAFE Index	7,589	0.083% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/10/2022	55,556	0	2,841	2,841	0

$0	$5,771	$5,779	$(8)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	900	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$3,060	$0	$63	$63	$0

Total Swap Agreements	$69	$5,822	$5,899	$(8)

(k)

Securities with an aggregate market value of $945 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2021 (Unaudited)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$34,562	$0	$34,562
Industrials	0	12,792	0	12,792
Utilities	0	11,233	0	11,233
Municipal Bonds & Notes
California	0	527	0	527
Illinois	0	24	0	24
Nebraska	0	29	0	29
U.S. Government Agencies	0	17,203	0	17,203
U.S. Treasury Obligations	0	109,087	0	109,087
Non-Agency Mortgage-Backed Securities	0	14,748	0	14,748
Asset-Backed Securities	0	64,145	0	64,145
Sovereign Issues	0	4,935	0	4,935
Common Stocks
Consumer Discretionary	3,001	0	0	3,001
Preferred Securities
Banking & Finance	0	404	0	404
Short-Term Instruments
Repurchase Agreements	0	1,496	0	1,496
Israel Treasury Bills	0	4,632	0	4,632
U.S. Treasury Bills	0	74,993	0	74,993
U.S. Treasury Cash Management Bills	0	29,996	0	29,996

	$3,001	$380,806	$0	$383,807
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,725	$0	$0	$13,725

Total Investments	$16,726	$380,806	$0	$397,532

Short Sales, at Value - Liabilities
Sovereign Issues	0	(3,856)	0	(3,856)
U.S. Government Agencies	0	(12,210)	0	(12,210)

	$0	$(16,066)	$0	$(16,066)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	244	0	244
Over the counter	0	6,401	0	6,401

	$0	$6,645	$0	$6,645
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(539)	0	(561)
Over the counter	0	(743)	0	(743)

	$(22)	$(1,282)	$0	$(1,304)

Total Financial Derivative Instruments	$(22)	$5,363	$0	$5,341

Totals	$16,704	$370,103	$0	$386,807

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Alliant Holdings Intermediate LLC 3.354% (LIBOR03M + 3.250%) due 05/09/2025 ~	$293	$290
Altice France S.A. 4.118% (LIBOR03M + 4.000%) due 08/14/2026 ~	388	387
AmWINS Group, Inc. 3.000% (LIBOR03M + 2.250%) due 02/19/2028 ~	995	989
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	794	796
Caesars Resort Collection LLC 2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~	1,155	1,150
CBI Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 01/06/2028 ~	1,294	1,291
DT Midstream, Inc. 2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~	1,194	1,198
Hilton Grand Vacations Borrower LLC 3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~	798	800
II-VI, Inc. TBD% (LIBOR03M + 2.750%) due 12/01/2028 ~	1,000	1,000
Medline Industries, Inc. 3.750% (LIBOR03M + 3.250%) due 10/23/2028 ~	400	400
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~	1,736	1,740
Setanta Aircraft Leasing DAC 2.140% (LIBOR03M + 2.000%) due 11/05/2028 ~	3,000	3,003
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	1,300	1,378
Southwestern Energy Co. 3.000% due 06/22/2027	1,600	1,605
Standard Industries, Inc. 3.000% (LIBOR03M + 2.500%) due 09/22/2028 ~	1,024	1,026
Stars Group Holdings B.V. 2.474% (LIBOR03M + 2.250%) due 07/21/2026 ~	1,000	998
Verifone Systems, Inc. 4.178% (LIBOR03M + 4.000%) due 08/20/2025 ~	291	286
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~	356	352

Total Loan Participations and Assignments (Cost $18,622)		18,689

CORPORATE BONDS & NOTES 44.3%
BANKING & FINANCE 14.8%
AerCap Ireland Capital DAC 3.850% due 10/29/2041	2,000	2,087
Agree LP 2.000% due 06/15/2028	900	882
AIA Group Ltd.
3.200% due 09/16/2040	900	926
3.375% due 04/07/2030	300	325
AIB Group PLC 4.263% due 04/10/2025 •	500	527
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	1,000	941
American Assets Trust LP 3.375% due 02/01/2031	1,100	1,124
American International Group, Inc. 4.375% due 06/30/2050	1,100	1,375
American Tower Corp.
2.300% due 09/15/2031	2,800	2,723
2.750% due 01/15/2027	200	206
3.100% due 06/15/2050	500	488
3.125% due 01/15/2027	1,800	1,886
Aon Corp. 2.800% due 05/15/2030	1,000	1,032
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	500	517
3.600% due 09/15/2051	950	990
Athene Global Funding 2.500% due 01/14/2025	300	308
Aviation Capital Group LLC
4.875% due 10/01/2025	300	325
5.500% due 12/15/2024	600	657

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	628
5.500% due 01/15/2026		1,300	1,438
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,300	1,444
3.625% due 09/24/2024		1,200	1,394
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)		2,000	2,422
Banco Bradesco S.A. 3.200% due 01/27/2025		$600	609
Banco BTG Pactual S.A. 4.500% due 01/10/2025		600	606
Banco Santander Chile 2.700% due 01/10/2025		700	716
Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,689
0.970% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,106
2.299% due 07/21/2032 •		300	295
2.831% due 10/24/2051 •		700	689
4.100% due 07/24/2023		300	315
Barclays PLC
6.125% due 12/15/2025 •(e)(f)		1,700	1,842
7.125% due 06/15/2025 •(e)(f)	GBP	200	299
7.250% due 03/15/2023 •(e)(f)		400	567
7.750% due 09/15/2023 •(e)(f)		$400	430
7.875% due 03/15/2022 •(e)(f)		600	608
Berkshire Hathaway Finance Corp. 4.200% due 08/15/2048		100	122
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		700	670
3.500% due 09/10/2049		600	652
BNP Paribas S.A.
4.500% due 02/25/2030 •(e)(f)		300	301
6.750% due 03/14/2022 •(e)(f)		200	202
BOC Aviation Ltd. 3.500% due 10/10/2024		1,200	1,256
BPCE S.A.
4.500% due 03/15/2025		900	971
4.625% due 07/11/2024		1,200	1,283
Brixmor Operating Partnership LP
1.182% (US0003M + 1.050%) due 02/01/2022 ~		300	300
4.125% due 05/15/2029		200	222
Brookfield Finance LLC 3.450% due 04/15/2050		800	836
Carlyle Finance LLC 5.650% due 09/15/2048		100	136
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,437
CI Financial Corp. 4.100% due 06/15/2051		900	978
Citigroup, Inc. 8.125% due 07/15/2039		780	1,321
CNA Financial Corp. 3.900% due 05/01/2029		400	443
Commonwealth Bank of Australia 3.743% due 09/12/2039 (f)		1,300	1,396
Corporate Office Properties LP 2.900% due 12/01/2033		2,100	2,055
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		300	257
4.800% due 08/06/2030		1,000	911
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,134
3.091% due 05/14/2032 •		1,400	1,426
3.800% due 06/09/2023		1,400	1,451
4.194% due 04/01/2031 •		250	276
6.250% due 12/18/2024 •(e)(f)		1,900	2,029
7.125% due 07/29/2022 •(e)(f)		800	820
7.500% due 07/17/2023 •(e)(f)		200	212
Crown Castle International Corp.
3.250% due 01/15/2051		600	591
4.000% due 03/01/2027		200	218
4.000% due 11/15/2049		800	882
CyrusOne LP 3.450% due 11/15/2029		500	543
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	4,345
Danske Bank A/S 3.244% due 12/20/2025 •		300	312
Deutsche Bank AG
2.129% due 11/24/2026 •(g)		1,100	1,099
2.625% due 12/16/2024	GBP	800	1,105
3.547% due 09/18/2031 •		$725	764
3.729% due 01/14/2032 •(g)		2,400	2,456
Discover Bank 4.650% due 09/13/2028		1,000	1,136

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Duke Realty LP
2.250% due 01/15/2032		3,000	2,946
3.375% due 12/15/2027		300	320
Equinix, Inc.
1.450% due 05/15/2026		1,000	981
3.000% due 07/15/2050		200	192
3.200% due 11/18/2029		400	421
3.400% due 02/15/2052		900	920
Erste Group Bank AG 6.500% due 04/15/2024 •(e)(f)	EUR	1,400	1,759
Essex Portfolio LP 2.650% due 09/01/2050		$2,600	2,345
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	673
4.850% due 04/17/2028		500	557
Fidelity National Financial, Inc. 5.500% due 09/01/2022		2,800	2,889
FMR LLC 4.950% due 02/01/2033		2,000	2,450
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	600	819
3.087% due 01/09/2023		$1,000	1,018
3.375% due 11/13/2025		800	832
3.550% due 10/07/2022		700	711
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		2,500	2,587
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,725
GLP Capital LP 3.250% due 01/15/2032		3,500	3,525
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		8,200	8,260
3.272% due 09/29/2025 •		1,400	1,470
3.691% due 06/05/2028 •		1,600	1,724
HAT Holdings LLC 3.375% due 06/15/2026		2,700	2,731
Healthcare Trust of America Holdings LP 3.500% due 08/01/2026		1,300	1,388
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	1,061
Howard Hughes Corp. 4.375% due 02/01/2031		1,500	1,517
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	1,272
2.633% due 11/07/2025 •		300	308
2.848% due 06/04/2031 •		1,600	1,620
3.803% due 03/11/2025 •		700	735
4.041% due 03/13/2028 •		300	325
4.600% due 12/17/2030 •(e)(f)		1,700	1,703
5.250% due 09/16/2022 •(e)(f)	EUR	800	940
6.375% due 09/17/2024 •(e)(f)		$900	966
6.500% due 03/23/2028 •(e)(f)		700	772
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,100	1,061
3.875% due 11/13/2029		300	293
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		300	305
ING Groep NV 3.550% due 04/09/2024		1,200	1,259
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	3,101
3.000% due 06/15/2050		800	813
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	3,241
Itau Unibanco Holding S.A. 2.900% due 01/24/2023		300	304
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	1,469
3.625% due 02/25/2050		400	431
Lexington Realty Trust 2.700% due 09/15/2030		500	496
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	1,800	2,069
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	955
2.907% due 11/07/2023 •		$500	508
3.500% due 04/01/2026 •	EUR	600	755
4.344% due 01/09/2048		$700	818
4.947% due 06/27/2025 •(e)(f)	EUR	300	373
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		$1,300	1,367
Mid-America Apartments LP 3.750% due 06/15/2024		1,500	1,580
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	583

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,370
2.226% due 05/25/2026 •		400	406
Morgan Stanley
3.591% due 07/22/2028 •		1,700	1,834
7.500% due 04/02/2032 þ(g)		8,600	7,017
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	500	708
Nasdaq, Inc.
0.875% due 02/13/2030	EUR	200	228
2.500% due 12/21/2040		$1,300	1,204
National Health Investors, Inc. 3.000% due 02/01/2031		800	773
National Retail Properties, Inc. 3.500% due 10/15/2027		900	964
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		300	313
Nationwide Building Society 4.000% due 09/14/2026		1,600	1,720
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	702
Natwest Group PLC
4.600% due 06/28/2031 •(e)(f)		200	197
5.076% due 01/27/2030 •		1,200	1,393
Nippon Life Insurance Co. 2.750% due 01/21/2051 •		2,500	2,454
Nissan Motor Acceptance Co. LLC
1.012% (US0003M + 0.890%) due 01/13/2022 ~		800	800
2.600% due 09/28/2022		700	707
Nomura Holdings, Inc.
2.679% due 07/16/2030		900	897
3.103% due 01/16/2030		500	516
Nykredit Realkredit A/S 1.500% due 10/01/2053	DKK	7,100	1,055
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		$400	453
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		1,600	1,614
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	2,277
Pacific LifeCorp 3.350% due 09/15/2050		2,300	2,479
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		56	60
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	922
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		700	722
Physicians Realty LP 3.950% due 01/15/2028		400	437
Pine Street Trust 4.572% due 02/15/2029		1,000	1,130
Protective Life Corp. 3.400% due 01/15/2030		600	636
Regency Centers LP 3.700% due 06/15/2030		500	548
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,331
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	1,009
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,378
4.750% due 09/15/2025		500	546
7.375% due 06/24/2022 •(e)(f)	GBP	900	1,248
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$200	201
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		400	408
5.950% due 10/24/2022		200	203
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	1,242
Sitka Holdings LLC 5.250% due 07/06/2026 •		$600	614
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(e)(f)		400	407
Societe Generale S.A.
5.375% due 11/18/2030 •(e)(f)		700	737
7.375% due 10/04/2023 •(e)(f)		800	859
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,652
Standard Chartered PLC
2.819% due 01/30/2026 •		500	513
3.265% due 02/18/2036 •		1,800	1,778
Stellantis Finance US, Inc. 1.711% due 01/29/2027		1,100	1,082

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Stifel Financial Corp. 4.000% due 05/15/2030		500	549
STORE Capital Corp. 2.700% due 12/01/2031		4,000	3,916
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		700	681
SURA Asset Management S.A. 4.375% due 04/11/2027		1,300	1,401
Synchrony Financial 2.875% due 10/28/2031		4,900	4,895
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,417
TP ICAP PLC 5.250% due 01/26/2024	GBP	500	723
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,110
4.375% due 02/10/2031 •(e)(f)		600	594
Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,128
2.572% due 02/11/2031 •		1,600	1,635
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	1,007
6.600% due 01/15/2038		400	582
Weyerhaeuser Co.
4.000% due 11/15/2029		700	783
7.375% due 03/15/2032		1,200	1,690

			224,062

INDUSTRIALS 23.3%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	930
Aetna, Inc. 6.750% due 12/15/2037		1,200	1,741
Agilent Technologies, Inc. 2.100% due 06/04/2030		400	392
Air Canada Pass-Through Trust 5.250% due 10/01/2030		1,224	1,335
Aker BP ASA 3.000% due 01/15/2025		300	311
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,290	1,413
Alcon Finance Corp.
2.600% due 05/27/2030		400	404
3.800% due 09/23/2049		500	560
Alibaba Group Holding Ltd. 3.400% due 12/06/2027		3,600	3,814
Allegion PLC 3.500% due 10/01/2029		600	638
Altice Financing S.A.
2.250% due 01/15/2025	EUR	400	446
4.250% due 08/15/2029		1,600	1,787
Altice France S.A. 4.250% due 10/15/2029		1,100	1,248
Altria Group, Inc. 4.800% due 02/14/2029		$258	291
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,100	3,084
3.350% due 04/15/2031		1,702	1,736
3.375% due 11/01/2028		1,353	1,343
3.600% due 04/15/2031		203	198
3.650% due 12/15/2029		382	370
Amgen, Inc.
3.375% due 02/21/2050		700	730
4.950% due 10/01/2041		1,214	1,520
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,192	1,428
4.950% due 01/15/2042		1,500	1,886
Anthem, Inc. 4.650% due 01/15/2043		1,600	2,004
Aptiv PLC
3.100% due 12/01/2051		3,600	3,436
4.350% due 03/15/2029		600	681
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	809
Atlantia SpA 1.875% due 07/13/2027	EUR	500	588
AutoNation, Inc. 4.750% due 06/01/2030		$400	457
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,358
BAE Systems PLC 3.000% due 09/15/2050		1,000	976
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	984

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,267
4.540% due 08/15/2047	400	419
4.758% due 09/06/2049	300	323
Baxter International, Inc. 3.132% due 12/01/2051	1,400	1,444
Bayer U.S. Finance LLC
1.213% (US0003M + 1.010%) due 12/15/2023 ~	900	908
4.700% due 07/15/2064	3,800	4,431
Becton Dickinson and Co.
3.734% due 12/15/2024	177	188
3.794% due 05/20/2050	500	563
Berry Global, Inc. 1.570% due 01/15/2026	2,600	2,547
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,000	2,069
Boeing Co.
2.750% due 02/01/2026	2,800	2,883
3.250% due 02/01/2035	700	707
3.600% due 05/01/2034	700	735
3.650% due 03/01/2047	400	404
3.750% due 02/01/2050	700	729
5.705% due 05/01/2040	400	514
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	700	740
Boston Scientific Corp. 2.650% due 06/01/2030	1,100	1,123
BRF S.A. 4.875% due 01/24/2030	1,400	1,420
British Airways Pass-Through Trust
3.300% due 06/15/2034	2,541	2,625
3.800% due 03/20/2033	795	830
4.125% due 03/20/2033	1,277	1,297
Broadcom, Inc.
2.450% due 02/15/2031	1,500	1,472
3.137% due 11/15/2035	2,004	2,018
3.187% due 11/15/2036	925	925
3.419% due 04/15/2033	500	525
3.469% due 04/15/2034	2,700	2,830
4.150% due 11/15/2030	475	527
4.300% due 11/15/2032	1,300	1,463
Cameron LNG LLC 3.302% due 01/15/2035	300	314
Canadian Pacific Railway Co.
3.000% due 12/02/2041	1,600	1,639
6.125% due 09/15/2115	400	598
Carrier Global Corp. 3.377% due 04/05/2040	1,900	1,989
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	500	515
CCO Holdings LLC 4.500% due 08/15/2030	1,700	1,743
CDW LLC 3.569% due 12/01/2031	1,100	1,146
Centene Corp.
2.450% due 07/15/2028	1,400	1,381
4.625% due 12/15/2029	500	540
CF Industries, Inc. 5.150% due 03/15/2034	6,000	7,267
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	4,356
4.800% due 03/01/2050	1,600	1,796
5.375% due 05/01/2047	2,500	2,991
Children's Health System of Texas 2.511% due 08/15/2050	1,500	1,420
Cigna Corp. 4.800% due 08/15/2038	2,100	2,588
Citrix Systems, Inc. 3.300% due 03/01/2030	300	305
Comcast Corp.
2.887% due 11/01/2051	215	209
2.937% due 11/01/2056	1,765	1,686
3.969% due 11/01/2047	2,279	2,630
6.500% due 11/15/2035	41	59
CommonSpirit Health 3.910% due 10/01/2050	1,300	1,450
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,392
Continental Resources, Inc. 2.268% due 11/15/2026	2,200	2,186
CoStar Group, Inc. 2.800% due 07/15/2030	600	601
CSN Resources S.A.
4.625% due 06/10/2031	1,600	1,525
7.625% due 04/17/2026	800	841

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

CVS Health Corp. 5.050% due 03/25/2048	800	1,048
CVS Pass-Through Trust 4.704% due 01/10/2036	2,629	2,960
DAE Funding LLC
1.625% due 02/15/2024	3,500	3,439
3.375% due 03/20/2028	1,900	1,925
Daimler Trucks Finance North America LLC 2.000% due 12/14/2026	1,000	1,005
Dell International LLC
3.450% due 12/15/2051	5,900	5,675
4.000% due 07/15/2024	1,100	1,168
5.450% due 06/15/2023	667	704
6.020% due 06/15/2026	600	694
Delta Air Lines, Inc.
4.500% due 10/20/2025	1,000	1,052
7.375% due 01/15/2026	1,700	2,003
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	600	873
Diamondback Energy, Inc. 4.750% due 05/31/2025	400	439
Discovery Communications LLC 4.000% due 09/15/2055	3,203	3,390
eBay, Inc. 2.700% due 03/11/2030	600	614
Ecopetrol S.A. 7.375% due 09/18/2043	600	662
Elanco Animal Health, Inc. 5.272% due 08/28/2023	100	107
Enbridge, Inc. 4.500% due 06/10/2044	1,500	1,760
Energy Transfer LP
3.900% due 07/15/2026	1,200	1,292
4.050% due 03/15/2025	1,100	1,166
5.300% due 04/01/2044	1,400	1,607
6.250% due 04/15/2049	1,100	1,440
6.625% due 10/15/2036	500	636
7.500% due 07/01/2038	400	553
Entergy Louisiana LLC 4.200% due 04/01/2050	400	477
Enterprise Products Operating LLC 5.750% due 03/01/2035	200	251
EQM Midstream Partners LP 4.125% due 12/01/2026	400	410
Expedia Group, Inc.
2.950% due 03/15/2031	650	650
6.250% due 05/01/2025	440	497
Ferguson Finance PLC 3.250% due 06/02/2030	400	421
Fiserv, Inc. 3.200% due 07/01/2026	400	423
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	2,400	2,413
Ford Foundation
2.415% due 06/01/2050	700	663
2.815% due 06/01/2070	1,400	1,449
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	300	317
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	700	670
Garda World Security Corp. 4.625% due 02/15/2027	300	299
Gazprom PJSC Via Gaz Capital S.A. 6.510% due 03/07/2022	1,000	1,010
General Electric Co. 6.750% due 03/15/2032	448	612
General Motors Co. 5.150% due 04/01/2038	1,900	2,294
Global Payments, Inc.
2.900% due 05/15/2030	400	408
2.900% due 11/15/2031	3,100	3,148
Globo Comunicacao e Participacoes S.A. 5.125% due 03/31/2027	200	200
Guara Norte SARL 5.198% due 06/15/2034	960	944
Helmerich & Payne, Inc. 2.900% due 09/29/2031	1,400	1,375
Hershey Co. 2.650% due 06/01/2050	500	504
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	700	697
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031	2,100	2,103
Humana, Inc. 3.950% due 08/15/2049	400	457

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Huntsman International LLC 4.500% due 05/01/2029		900	996
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,301
Hyundai Capital America 2.100% due 09/15/2028		1,700	1,653
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	300	346
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026		700	794
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028		700	814
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$1,589	1,719
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,665
Kaiser Foundation Hospitals 4.150% due 05/01/2047		500	618
Kinder Morgan, Inc. 1.404% (US0003M + 1.280%) due 01/15/2023 ~		200	202
Kraft Heinz Foods Co.
3.000% due 06/01/2026		925	969
6.500% due 02/09/2040		800	1,140
Leidos, Inc. 4.375% due 05/15/2030		400	446
Lennar Corp.
4.750% due 11/29/2027		1,300	1,473
5.000% due 06/15/2027		1,000	1,132
Lenovo Group Ltd. 3.421% due 11/02/2030		900	908
Level 3 Financing, Inc. 3.875% due 11/15/2029		700	713
Lundin Energy Finance BV 3.100% due 07/15/2031		1,000	1,008
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,682
Masco Corp. 7.750% due 08/01/2029		1,118	1,497
Masonite International Corp. 3.500% due 02/15/2030		2,000	1,980
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	972
5.750% due 07/21/2028		600	604
Merck & Co., Inc. 2.900% due 12/10/2061		1,400	1,396
Micron Technology, Inc. 3.477% due 11/01/2051		6,000	6,151
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022		500	505
Moody's Corp.
0.950% due 02/25/2030	EUR	400	466
2.550% due 08/18/2060		$2,000	1,761
Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	2,418
Mozart Debt Merger Sub, Inc. 3.875% due 04/01/2029		700	699
MPLX LP 2.650% due 08/15/2030		2,000	1,993
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	1,006
Netflix, Inc.
4.375% due 11/15/2026		1,500	1,663
4.875% due 04/15/2028		900	1,028
5.375% due 11/15/2029		400	476
5.875% due 11/15/2028		700	843
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	455
5.750% due 11/15/2041		950	1,249
Newmont Corp. 2.800% due 10/01/2029		1,100	1,132
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		5,500	6,158
NVR, Inc. 3.000% due 05/15/2030		1,200	1,248
NXP BV
3.250% due 05/11/2041		1,200	1,243
3.250% due 11/30/2051		1,300	1,302
3.875% due 06/18/2026		900	972
Oracle Corp.
3.650% due 03/25/2041 (g)		6,300	6,379
4.125% due 05/15/2045		1,900	2,009
Organon & Co. 4.125% due 04/30/2028		400	407
Owens Corning 3.400% due 08/15/2026		1,300	1,377

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

PayPal Holdings, Inc. 3.250% due 06/01/2050		500	537
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	531
PerkinElmer, Inc. 3.300% due 09/15/2029		300	318
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		400	406
Pertamina Persero PT 4.175% due 01/21/2050		400	413
Petroleos Mexicanos
6.700% due 02/16/2032		1,300	1,316
6.950% due 01/28/2060		3,228	2,887
PRA Health Sciences Inc 2.875% due 07/15/2026		900	902
Prime Security Services Borrower LLC 6.250% due 01/15/2028		200	209
Prosus NV 4.027% due 08/03/2050		1,100	1,059
PTC, Inc. 4.000% due 02/15/2028		400	408
PulteGroup, Inc. 5.000% due 01/15/2027		1,200	1,364
Qatar Energy 3.125% due 07/12/2041		1,500	1,520
QVC, Inc. 5.950% due 03/15/2043		2,100	2,095
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (i)		1,000	976
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	300	336
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		$1,200	1,136
2.800% due 09/15/2050		1,200	1,128
RELX Capital, Inc. 3.000% due 05/22/2030		400	420
Rockefeller Foundation 2.492% due 10/01/2050		400	395
Rockies Express Pipeline LLC 4.800% due 05/15/2030		800	835
Rolls-Royce PLC
3.625% due 10/14/2025		200	203
4.625% due 02/16/2026	EUR	800	1,011
Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	1,093
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		600	677
5.000% due 03/15/2027		1,500	1,686
Sands China Ltd.
2.300% due 03/08/2027		2,200	2,073
5.125% due 08/08/2025		700	735
5.400% due 08/08/2028		1,700	1,833
Santos Finance Ltd. 3.649% due 04/29/2031		900	917
Sasol Financing USA LLC 4.375% due 09/18/2026		500	504
Saudi Arabian Oil Co. 2.875% due 04/16/2024		400	413
Seagate HDD Cayman 4.125% due 01/15/2031		1,300	1,354
ServiceNow, Inc. 1.400% due 09/01/2030		2,300	2,143
Southern Co. 3.250% due 07/01/2026		800	847
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	403
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		132	136
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	447
Starbucks Corp. 1.300% due 05/07/2022		$400	401
Stryker Corp. 2.900% due 06/15/2050		400	403
Studio City Finance Ltd. 5.000% due 01/15/2029		500	448
Suncor Energy, Inc. 6.500% due 06/15/2038		100	137
Sutter Health 3.361% due 08/15/2050		1,200	1,261
Switch Ltd. 4.125% due 06/15/2029		700	717
Syngenta Finance NV
4.441% due 04/24/2023		400	414
4.892% due 04/24/2025		1,200	1,290
5.182% due 04/24/2028		900	1,011

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Synnex Corp.
1.750% due 08/09/2026		800	780
2.375% due 08/09/2028		1,600	1,554
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,956
3.400% due 10/15/2052		1,300	1,296
3.600% due 11/15/2060		2,900	2,880
3.875% due 04/15/2030		400	438
Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060		600	623
5.000% due 11/26/2028		600	705
TEGNA, Inc. 4.625% due 03/15/2028		500	506
Tencent Holdings Ltd.
3.280% due 04/11/2024		1,100	1,149
3.290% due 06/03/2060		600	556
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,746
7.625% due 04/01/2037		100	143
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		57	57
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	3,165
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	576
Thomson Reuters Corp. 5.650% due 11/23/2043		$3,500	4,841
Time Warner Cable LLC
5.500% due 09/01/2041		1,297	1,576
5.875% due 11/15/2040		400	500
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	764
6.200% due 10/15/2037		100	136
7.250% due 08/15/2038		150	225
Transocean Pontus Ltd. 6.125% due 08/01/2025		201	197
Travel + Leisure Co. 6.600% due 10/01/2025		400	445
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		89	91
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,202	1,256
4.000% due 10/11/2027		643	674
5.875% due 04/15/2029		5,691	6,244
UnitedHealth Group, Inc. 6.625% due 11/15/2037		1,300	1,951
Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,590
5.250% due 06/15/2046		100	123
Vale Overseas Ltd.
3.750% due 07/08/2030		600	622
6.875% due 11/10/2039		1,600	2,151
Valero Energy Corp. 3.650% due 12/01/2051		700	697
Verisk Analytics, Inc. 3.625% due 05/15/2050		400	436
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,488	1,634
VMware, Inc.
2.200% due 08/15/2031		4,200	4,130
3.900% due 08/21/2027		700	763
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	632
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,841
Western Digital Corp. 2.850% due 02/01/2029		$3,500	3,539
Williams Cos., Inc. 8.750% due 03/15/2032		137	203
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,705
4.500% due 03/04/2029		700	783
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	409
Wynn Macau Ltd. 5.500% due 01/15/2026		500	471
Wynn Resorts Finance LLC 5.125% due 10/01/2029		600	610
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031		1,200	1,178
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		400	395

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Zoetis, Inc. 4.450% due 08/20/2048	300	385

		352,938

UTILITIES 6.3%
AEP Texas, Inc. 4.150% due 05/01/2049	400	456
American Water Capital Corp. 4.150% due 06/01/2049	300	355
Appalachian Power Co. 7.000% due 04/01/2038	100	144
Arizona Public Service Co. 2.650% due 09/15/2050	1,300	1,177
AT&T, Inc.
3.300% due 02/01/2052	2,200	2,161
3.650% due 09/15/2059	4,627	4,682
3.800% due 12/01/2057	2,381	2,484
3.850% due 06/01/2060	3,200	3,352
Berkshire Hathaway Energy Co. 5.950% due 05/15/2037	400	539
Blue Racer Midstream LLC 7.625% due 12/15/2025	200	212
British Telecommunications PLC 9.625% due 12/15/2030	400	586
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030	400	397
Consolidated Edison Co. of New York, Inc. 6.750% due 04/01/2038	400	579
Deutsche Telekom AG 3.625% due 01/21/2050	900	962
DTE Electric Co. 2.625% due 03/01/2031	300	309
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	930
Duke Energy Corp. 2.450% due 06/01/2030	500	497
Duke Energy Progress LLC 2.900% due 08/15/2051	1,700	1,690
Edison International 3.125% due 11/15/2022	600	610
Enable Midstream Partners LP
3.900% due 05/15/2024	100	104
4.150% due 09/15/2029	700	750
Enel Finance International NV 2.650% due 09/10/2024	600	618
Entergy Arkansas LLC 2.650% due 06/15/2051	800	746
Entergy Corp. 3.750% due 06/15/2050	400	432
Exelon Generation Co. LLC 3.250% due 06/01/2025	400	419
FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,572
5.350% due 07/15/2047	1,600	1,907
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	426
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	2,700	2,614
Georgia Power Co. 3.250% due 03/15/2051	2,800	2,815
India Green Power Holdings 4.000% due 02/22/2027	1,800	1,818
Indiana Michigan Power Co. 3.250% due 05/01/2051	700	721
Kentucky Utilities Co. 3.300% due 06/01/2050	500	526
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	2,300	2,385
NGPL PipeCo LLC 7.768% due 12/15/2037	700	983
NRG Energy, Inc. 2.450% due 12/02/2027	1,100	1,091
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,569
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)	200	176
ONEOK, Inc.
4.550% due 07/15/2028	2,500	2,762
5.850% due 01/15/2026	2,000	2,296
Pacific Gas & Electric Co.
1.750% due 06/16/2022	700	700
2.100% due 08/01/2027	700	676
3.250% due 06/15/2023	800	815
3.300% due 12/01/2027	500	509
3.500% due 08/01/2050	1,700	1,579

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

3.950% due 12/01/2047	1,800	1,738
4.200% due 06/01/2041	700	706
4.250% due 03/15/2046	500	500
4.550% due 07/01/2030	1,300	1,407
4.950% due 07/01/2050	600	655
Petrobras Global Finance BV 5.093% due 01/15/2030	2,194	2,286
Progress Energy, Inc. 7.750% due 03/01/2031	400	558
PT Perusahaan Listrik Negara 4.375% due 02/05/2050	500	506
Puget Energy, Inc. 4.100% due 06/15/2030	500	541
Rio Oil Finance Trust 9.250% due 07/06/2024	249	268
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	2,600	2,620
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	1,164
Sempra Energy 4.125% due 04/01/2052 •	500	507
SES S.A. 5.300% due 04/04/2043	1,800	2,067
Shell International Finance BV 3.625% due 08/21/2042	1,100	1,211
Southern California Edison Co.
2.250% due 06/01/2030	2,200	2,173
3.650% due 02/01/2050	200	212
3.650% due 06/01/2051	1,400	1,521
4.650% due 10/01/2043	400	468
4.875% due 03/01/2049	100	122
5.625% due 02/01/2036	200	252
6.000% due 01/15/2034	300	390
6.650% due 04/01/2029	200	246
Southwestern Electric Power Co. 3.250% due 11/01/2051	1,000	994
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,767
Verizon Communications, Inc.
2.355% due 03/15/2032	5,004	4,936
4.125% due 08/15/2046	1,800	2,093
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	530
Vodafone Group PLC
4.250% due 09/17/2050	1,200	1,389
4.875% due 06/19/2049	1,000	1,264
5.125% due 06/04/2081 •	3,700	3,789
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,848

		94,859

Total Corporate Bonds & Notes (Cost $647,931)		671,859

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	306
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,506
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	2,204
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	2,950

		6,966

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030	700	699

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,392	3,647

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	2,299

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	558

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	1,700	2,814

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	2,458

Total Municipal Bonds & Notes (Cost $16,047)		19,441

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.000% due 11/15/2030 (c)	10,700	9,173
5.625% due 04/17/2028	100	125
6.210% due 08/06/2038	9,643	15,491
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	936
2.750% due 11/25/2029	1,364	1,408
5.000% due 04/15/2038	44	48
6.250% due 07/15/2032	300	431
6.750% due 03/15/2031	1,900	2,732
Ginnie Mae
3.500% due 11/20/2044	1,683	1,826
4.000% due 06/20/2048	176	186
5.500% due 10/20/2037	653	775
Israel Government AID Bond 5.500% due 09/18/2033	1,800	2,511
Residual Funding Corp. STRIPS(c) 0.000% due 04/15/2030	4,100	3,549
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,996
Small Business Administration 5.290% due 12/01/2027	43	46
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,913	3,138
4.000% due 10/01/2047 - 06/01/2049	222	239
Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2052	1,800	1,862

Total U.S. Government Agencies (Cost $39,112)		46,472

U.S. TREASURY OBLIGATIONS 55.4%
U.S. Treasury Bonds
1.250% due 05/15/2050	67,400	57,261
1.375% due 11/15/2040 (k)(m)	2,100	1,914
1.375% due 08/15/2050	58,600	51,355
1.625% due 11/15/2050	37,522	34,970
1.750% due 08/15/2041 (i)	213,190	206,761
1.875% due 02/15/2041 (i)	104,000	102,972
1.875% due 02/15/2051 (i)	6,800	6,730
1.875% due 11/15/2051	16,400	16,274
2.000% due 11/15/2041	77,700	78,611
2.000% due 02/15/2050 (k)	12,802	13,008
2.000% due 08/15/2051	14,100	14,378
2.250% due 05/15/2041 (k)(m)	77,800	81,763
2.375% due 11/15/2049	48,780	53,605
2.375% due 05/15/2051 (i)	457	505
2.750% due 08/15/2042 (k)(m)	600	684
2.875% due 05/15/2043 (k)(m)	1,637	1,903
2.875% due 05/15/2049 (k)(m)	19,770	23,823
3.000% due 08/15/2048 (k)	12,712	15,560
3.125% due 02/15/2043 (k)	23,100	27,851
3.125% due 05/15/2048 (k)(m)	3,103	3,879
4.375% due 11/15/2039 (m)	40	56
U.S. Treasury Notes
0.625% due 08/15/2030	400	373
1.375% due 10/31/2028 (m)	282	281
1.375% due 11/15/2031 (m)	203	200
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	500	401
0.000% due 08/15/2040 (c)	4,500	3,169
0.000% due 11/15/2040 (c)	12,200	8,585
0.000% due 08/15/2042 (c)	2,600	1,737
0.000% due 05/15/2043 (c)	5,800	3,808
0.000% due 11/15/2043 (c)	1,000	650
0.000% due 11/15/2044 (c)	13,200	8,396
0.000% due 05/15/2046 (c)	8,700	5,381
0.000% due 08/15/2047 (c)	22,500	13,677

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $814,279)			840,521

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Investment Trust 0.683% due 11/25/2045 •		828	812
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		1,100	1,218
4.957% due 08/10/2035 ~		700	764
Bear Stearns Adjustable Rate Mortgage Trust 2.668% due 01/25/2035 ~		2	2
Citigroup Commercial Mortgage Trust 2.060% due 02/15/2039 •		2,051	2,069
Citigroup Mortgage Loan Trust 2.343% due 03/25/2034 ~		35	36
Credit Suisse Mortgage Capital Trust
2.973% due 12/26/2059 ~		585	587
3.391% due 04/25/2043 ~		858	862
Downey Savings & Loan Association Mortgage Loan Trust 2.487% due 07/19/2044 ~		23	23
GSMPS Mortgage Loan Trust 0.452% due 01/25/2036 •		869	731
IndyMac IMSC Mortgage Loan Trust 0.462% due 07/25/2047 •		76	60
IndyMac INDX Mortgage Loan Trust 0.292% due 04/25/2037 •		1,240	1,190
Merrill Lynch Mortgage Investors Trust 2.151% due 11/25/2035 •		411	414
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,054	1,075
4.500% due 05/25/2058 ~		197	210
Structured Adjustable Rate Mortgage Loan Trust 2.431% due 02/25/2034 ~		4	5
Structured Asset Mortgage Investments Trust
0.482% due 07/25/2046 ^•		34	29
0.542% due 05/25/2036 •		62	61
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 05/25/2034 •		783	702
0.943% due 06/25/2044 •		70	70
1.725% due 08/25/2046 •		447	439
2.576% due 01/25/2037 ^~		544	495

Total Non-Agency Mortgage-Backed Securities (Cost $11,489)			11,854

ASSET-BACKED SECURITIES 1.1%
Accredited Mortgage Loan Trust 0.972% due 01/25/2035 •		460	449
American Money Management Corp. CLO Ltd. 1.096% due 11/10/2030 •		900	903
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		203	205
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •	EUR	1,099	1,252
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		$381	383
Countrywide Asset-Backed Certificates 0.562% due 04/25/2036 •		1,800	1,768
Countrywide Asset-Backed Certificates Trust 1.152% due 11/25/2035 •		445	446
Equifirst Loan Securitization Trust 0.272% due 04/25/2037 •		788	754
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		83	83
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	1,600	1,815
HSI Asset Securitization Corp. Trust 0.262% due 05/25/2037 •		$109	109
IXIS Real Estate Capital Trust 0.732% due 02/25/2036 •		79	81
JP Morgan Mortgage Acquisition Corp. 0.807% due 09/25/2035 •		331	333
JP Morgan Mortgage Acquisition Trust 0.552% due 11/25/2036 •		1,615	1,606
LCM LP 1.012% due 04/20/2028 •		282	282
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		1,186	1,192
Man GLG Euro CLO 0.900% due 10/15/2032 •	EUR	2,500	2,849
Securitized Asset-Backed Receivables LLC Trust 0.582% due 03/25/2036 •		$496	492
SLM Student Loan Trust 1.624% due 04/25/2023 •		57	57
Structured Asset Investment Loan Trust 0.252% due 06/25/2036 •		435	430

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Towd Point Mortgage Trust
1.102% due 05/25/2058 •		183	184
1.102% due 10/25/2059 •		145	146
2.900% due 10/25/2059 ~		582	594

Total Asset-Backed Securities (Cost $16,208)			16,413

SOVEREIGN ISSUES 0.6%
Argentina Government International Bond 36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,287	6
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	1,230
Egypt Government International Bond 7.500% due 02/16/2061		$1,400	1,147
Israel Government International Bond 3.875% due 07/03/2050		900	1,053
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	334
6.350% due 08/12/2028		1,300	343
Qatar Government International Bond
4.000% due 03/14/2029		$1,000	1,129
4.500% due 04/23/2028		400	460
Romania Government International Bond 2.875% due 04/13/2042	EUR	2,500	2,556
Spain Government International Bond 5.150% due 10/31/2044		700	1,436

Total Sovereign Issues (Cost $9,995)			9,694

		SHARES
PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Banco Santander S.A. 6.750% due 04/25/2022 •(e)(f)		600,000	699
Bank of America Corp. 4.300% due 01/28/2025 •(e)		1,900,000	1,924
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(e)		500,000	535
CaixaBank S.A. 6.000% due 07/18/2022 •(e)(f)		1,200,000	1,405
Charles Schwab Corp. 4.000% due 06/01/2026 •(e)		1,400,000	1,430
Citigroup, Inc. 4.000% due 12/10/2025 •(e)		2,200,000	2,222
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(e)		2,200,000	2,194
JPMorgan Chase & Co.
3.534% (US0003M + 3.320%) due 04/01/2022 ~(e)		2,400,000	2,409
4.000% due 04/01/2025 •(e)		1,700,000	1,710
4.600% due 02/01/2025 •(e)		2,000,000	2,055
5.000% due 08/01/2024 •(e)		100,000	103
Wells Fargo & Co. 3.900% due 03/15/2026 •(e)		3,500,000	3,598

Total Preferred Securities (Cost $20,080)			20,284

SHORT-TERM INSTRUMENTS 0.1%		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 0.0%			261

SHORT-TERM NOTES 0.1%
Hazine Mustesarligi Varlik Kiralama AS 5.800% due 02/21/2022 (d)		$900	902

Total Short-Term Instruments (Cost $1,161)			1,163

Total Investments in Securities (Cost $1,594,924)			1,656,390

		SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III		3,150,718	30,619

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $30,691)	30,619

Total Investments in Affiliates (Cost $30,691)	30,619

Total Investments 111.2% (Cost $1,625,615)	$1,687,009
Financial Derivative Instruments (j)(l) 0.6%(Cost or Premiums, net $17,182)	8,655
Other Assets and Liabilities, net (11.8)%	(178,320)

Net Assets 100.0%	$1,517,344

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,100	$1,099	0.07%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	2,456	0.16
Morgan Stanley	7.500	04/02/2032	02/11/2021	7,416	7,017	0.46
Oracle Corp.	3.650	03/25/2041	03/22/2021	6,259	6,379	0.42

$17,175	$16,951	1.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$261	U.S. Treasury Notes 1.250% due 03/31/2028	$(266)	$261	$261

Total Repurchase Agreements	$(266)	$261	$261

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(2.500)%	11/08/2021	TBD(2)	$(867)	$(864)
BSN	0.080	11/23/2021	01/20/2022	(180,490)	(180,506)
GRE	0.090	12/01/2021	01/12/2022	(2,415)	(2,416)

Total Reverse Repurchase Agreements	$(183,786)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$4,450	$(4,436)	$(4,427)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	1,800	(1,832)	(1,832)

Total Short Sales (0.4)%	$(6,268)	$(6,259)

(i)	Securities with an aggregate market value of $184,966 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(224,232) at a weighted average interest rate of 0.050%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2023	553	$136,052	$6	$21	$0
E-mini S&P 500 Index March Futures	03/2022	2,875	684,034	12,266	0	(1,977)

$12,272	$21	$(1,977)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022	24	$(3,131)	$(19)	$0	$(1)
U.S. Treasury 30-Year Bond March Futures	03/2022	218	(34,975)	(185)	0	(123)

$(204)	$0	$(124)

Total Futures Contracts	$12,068	$21	$(2,101)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2023	0.212%	$1,100	$21	$(3)	$18	$0	$0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.577	600	13	0	13	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.411	8,000	101	(5)	96	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.447	1,100	15	0	15	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.471	800	12	1	13	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	900	16	(1)	15	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.679	1,200	14	5	19	0	0
Atlantia SPA	1.000	Quarterly	06/20/2025	0.796	EUR	300	(18)	21	3	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.248	7,100	47	16	63	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.065	$700	10	(7)	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.388	3,500	10	2	12	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	6,400	33	8	41	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	1,600	(6)	4	(2)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.884	EUR	800	10	(5)	5	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.405	200	(2)	(3)	(5)	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.292	$1,500	11	0	11	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.013	1,400	(2)	2	0	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.461	500	4	4	8	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299	600	4	5	9	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.360	300	1	4	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.400	1,900	(3)	37	34	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	2,400	15	26	41	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	300	4	1	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	1,100	215	(2)	213	2	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.257	2,000	15	0	15	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.302	400	10	(2)	8	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Newell Brands, Inc.	1.000	Quarterly	12/20/2022	0.259		300	4	(2)	2	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.310		200	5	(1)	4	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367	EUR	1,000	(141)	127	(14)	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.481		1,600	(163)	130	(33)	3	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.168		$1,400	25	(13)	12	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.539		4,300	97	(9)	88	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582		900	21	(2)	19	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	0.263	EUR	500	8	(2)	6	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.780		$6,300	45	24	69	0	(1)

							$451	$360	$811	$8	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$900	$(33)	$(3)	$(36)	$0	$0
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		3,000	298	(20)	278	5	0
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		12,400	1,146	19	1,165	23	0
CDX.IG-35 5-Year Index	1.000	Quarterly		12/20/2025		1,300	30	2	32	1	0
CDX.IG-35 10-Year Index	1.000	Quarterly		12/20/2030		500	2	6	8	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly		06/20/2026		7,100	175	1	176	3	0
CDX.IG-36 10-Year Index	1.000	Quarterly		06/20/2031		1,600	10	11	21	1	0
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		452,000	10,530	687	11,217	196	0
CDX.IG-37 10-Year Index	1.000	Quarterly		12/20/2031		18,800	149	42	191	13	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	50,800	1,498	21	1,519	28	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		7,700	237	(7)	230	5	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		70,300	1,978	138	2,116	51	0

							$16,020	$897	$16,917	$326	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	11,300	$61	$366	$427	$0	$(37)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		400	(7)	19	12	0	(10)
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	168,400	(22)	(1,119)	(1,141)	0	(3)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	10,500	170	(287)	(117)	7	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		10,500	274	(348)	(74)	9	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		2,980	(51)	(31)	(82)	3	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,000	56	(106)	(50)	3	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	07/13/2025	CNY	2,000	0	4	4	0	0
Pay	3-Month CNY-CNREPOFIX	2.655	Quarterly	07/13/2025		48,500	5	93	98	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025		2,570	(1)	5	4	0	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025		3,850	(1)	8	7	0	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025		7,710	1	15	16	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.803	Quarterly	03/17/2026		11,500	0	34	34	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		800	0	2	2	0	0
Pay	3-Month CNY-CNREPOFIX	2.828	Quarterly	03/17/2026		3,200	0	10	10	0	0
Pay	3-Month CNY-CNREPOFIX	2.848	Quarterly	03/17/2026		1,700	0	5	5	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.873	Quarterly	03/17/2026	1,700	0	6	6	0	0
Pay	3-Month USD-LIBOR	1.235	Semi-Annual	11/02/2026	$5,900	(7)	(13)	(20)	3	0
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028	800	156	(61)	95	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031	1,800	(5)	(2)	(7)	1	0
Pay	3-Month USD-LIBOR	1.495	Semi-Annual	10/06/2031	1,300	(4)	(2)	(6)	1	0
Pay	3-Month USD-LIBOR	1.543	Semi-Annual	10/14/2031	2,000	(5)	5	0	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050	1,400	(10)	(149)	(159)	5	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051	700	(4)	(17)	(21)	3	0
Pay	3-Month USD-LIBOR	1.818	Semi-Annual	10/19/2051	1,500	(9)	44	35	7	0
Pay	3-Month USD-LIBOR	1.790	Semi-Annual	10/22/2051	1,300	(9)	31	22	6	0
Pay	3-Month USD-LIBOR	1.890	Semi-Annual	10/27/2051	2,000	(13)	95	82	9	0
Receive	3-Month USD-LIBOR	1.810	Semi-Annual	11/10/2051	2,300	(18)	(30)	(48)	0	(10)
Receive	3-Month USD-LIBOR	1.638	Semi-Annual	12/08/2051	1,200	(8)	35	27	0	(5)
Pay	UKRPI	3.695	Maturity	12/15/2028	GBP	400	37	(57)	(20)	4	0
Pay	UKRPI	3.718	Maturity	12/15/2028	400	38	(57)	(19)	4	0
Pay	UKRPI	4.000	Maturity	09/15/2031	2,000	(2)	(101)	(103)	19	0
Pay	UKRPI	4.055	Maturity	09/15/2031	2,000	8	(91)	(83)	19	0
Pay	UKRPI	3.585	Maturity	10/15/2046	150	66	(65)	1	3	0

$696	$(1,759)	$(1,063)	$108	$(68)

Total Swap Agreements	$17,167	$(502)	$16,665	$442	$(71)

(k)

Securities with an aggregate market value of $53,061 and cash of $11,642 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	03/2022	$2,861	MXN	59,410	$3	$0
06/2022	PEN	3,014	$722	0	(25)
BPS	01/2022	CAD	3,095	2,430	0	(17)
01/2022	$81	RUB	5,933	0	(2)
02/2022	AUD	1,621	$1,184	4	0
02/2022	$1,699	NOK	14,790	0	(21)
CBK	01/2022	BRL	16,522	$2,961	0	(6)
01/2022	RUB	54,743	736	8	0
01/2022	$2,940	BRL	16,522	26	0
03/2022	RUB	19,933	$265	2	0
DUB	02/2022	20,247	270	2	0
02/2022	$67	RUB	4,902	0	(2)
FBF	01/2022	BRL	16,522	$2,904	0	(63)
01/2022	$2,961	BRL	16,522	6	0
02/2022	2,884	16,522	62	0
GLM	01/2022	GBP	134	$179	0	(2)
01/2022	$910	EUR	802	2	0
01/2022	602	RUB	43,794	0	(19)
02/2022	CHF	1,177	$1,284	0	(9)
02/2022	$109	RUB	8,052	0	(2)
03/2022	MXN	58,301	$2,805	0	(5)
03/2022	$48	RUB	3,643	0	0
HUS	01/2022	GBP	4,747	$6,327	0	(98)
02/2022	$163	RUB	11,812	0	(6)
03/2022	118	8,883	0	(1)
04/2022	DKK	6,880	$1,079	23	0
SCX	01/2022	EUR	30,719	34,628	0	(345)
02/2022	29,917	34,041	0	(39)
UAG	01/2022	$133	RUB	9,667	0	(5)
03/2022	147	11,090	0	(1)

Total Forward Foreign Currency Contracts	$138	$(668)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.850%	04/14/2022	22,400	$99	$11
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,410	273	490
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	1,400	131	66
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	1,300	102	61
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	8,600	933	417
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,220	238	451
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	3,300	5	156

Total Purchased Options	$1,781	$1,652

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	1,000	$(5)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	6,100	(7)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	14,300	(17)	(9)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	2,500	(4)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	4,700	(7)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	5,400	(7)	(4)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	4,800	(6)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	4,500	(5)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	7,900	(10)	(5)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,000	(16)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	1,600	(9)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	1,100	(9)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	2,000	(13)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	1,600	(7)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	2,800	(4)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	2,400	(3)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	7,300	(7)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	21,200	(29)	(7)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	8,500	(10)	(3)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	5,500	(6)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,200	(7)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	7,800	(9)	(2)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	800	(4)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	900	(4)	0
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	2,000	(8)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,700	(3)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	4,700	(5)	(2)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	500	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	2,300	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	4,800	(5)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	4,700	(5)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	3,600	(4)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	4,200	(5)	(3)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	3,900	(5)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	4,000	(5)	(2)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	800	(4)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	5,600	(6)	(2)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,200	(5)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	3,600	(5)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	3,700	(5)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	8,700	(14)	(6)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	6,000	(7)	(4)

$(300)	$(73)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	1,100	$(4)	$(1)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	1,100	(4)	(5)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	1,600	(14)	(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	1,600	(14)	(15)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.525	04/14/2022	4,700	(102)	(90)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	7,210	(265)	(578)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	1,000	(9)	(14)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	1,000	(9)	(5)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	3,800	(131)	(117)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.443	01/04/2022	8,900	(96)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.743	01/04/2022	8,900	(96)	(47)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	246,200	(497)	(249)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	246,200	(497)	(628)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.305	01/14/2022	2,000	(5)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.605	01/14/2022	2,000	(5)	(3)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	1,800	(4)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	1,800	(4)	(6)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	3,000	(8)	(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	3,000	(8)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.463	01/10/2022	3,300	(13)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.763	01/10/2022	3,300	(13)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	2,400	(13)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	2,400	(13)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	3,500	(101)	(108)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	23,300	(916)	(730)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	01/10/2022	2,500	(23)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.838	01/10/2022	2,500	(23)	(7)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	01/18/2022	2,500	(19)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/18/2022	2,500	(19)	(20)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.567	01/24/2022	4,100	(38)	(21)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.867	01/24/2022	4,100	(38)	(29)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	01/31/2022	2,400	(33)	(7)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	01/31/2022	2,400	(33)	(17)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	6,660	(235)	(534)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	8,900	0	(276)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.533	01/14/2022	900	(8)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.833	01/14/2022	900	(8)	(6)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.495	01/18/2022	1,800	(15)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.795	01/18/2022	1,800	(15)	(18)

							$(3,348)	$(3,573)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		$98.578	01/06/2022		700	$(3)	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	700	(2)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	1,400	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	800	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	800	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	1,200	(6)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	800	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	800	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	1,200	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	1,100	(4)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	600	(1)	0
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	1,000	(3)	(2)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	1,000	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	1,500	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	800	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	800	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	900	(3)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	1,000	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	800	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	800	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	800	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	1,100	(2)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	1,600	(2)	(1)

$(73)	$(33)

Total Written Options	$(3,721)	$(3,679)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	1.886%	$1,300	$(49)	$1	$0	$(48)
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.569	400	(2)	7	5	0
Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.282	400	(11)	17	6	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	9,100	(221)	323	102	0
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.292	800	(2)	11	9	0
Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	800	12	4	16	0
State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.295	300	4	2	6	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	100	(1)	0	0	(1)
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.128	1,500	9	(2)	7	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.387	1,500	(18)	50	32	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	300	(4)	3	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	300	(2)	7	5	0
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2025	0.404	900	6	15	21	0
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.513	3,900	93	1	94	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.169	1,800	(75)	69	0	(6)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	500	(8)	15	7	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422	200	(3)	6	3	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

JPM	Mexico Government International Bond		1.000	Quarterly	06/20/2026	0.812	100	(1)	2	1	0
MYC	Colombia Government International Bond		1.000	Quarterly	12/20/2022	0.758	300	(5)	6	1	0
	Mexico Government International Bond		1.000	Quarterly	12/20/2024	0.483	100	(1)	2	1	0
	Mexico Government International Bond		1.000	Quarterly	12/20/2026	0.913	1,200	2	3	5	0

								$(278)	$542	$321	$(57)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.HY-33 5-Year Index 35-100%			5.000%	Quarterly	12/20/2024	$8,284	$1,379	$(193)	$1,186	$0
GST	CDX.HY-29 5-Year Index 25-35%			5.000	Quarterly	12/20/2022	100	14	(9)	5	0
	CDX.HY-31 5-Year Index 25-35%			5.000	Quarterly	12/20/2023	300	36	(9)	27	0
JPM	CDX.HY-29 5-Year Index 25-35%			5.000	Quarterly	12/20/2022	2,700	436	(302)	134	0
	CDX.HY-31 5-Year Index 25-35%			5.000	Quarterly	12/20/2023	100	13	(4)	9	0
MYC	CDX.HY-37 5-Year Index 25-35%			5.000	Quarterly	12/20/2026	2,600	354	59	413	0

								$2,232	$(458)	$1,774	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	S&P 500 Total Return Index	6,893	0.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	$68,838	$0	$(3)	$0	$(3)
	Receive	S&P 500 Total Return Index	7,625	0.432% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	73,391	0	2,703	2,703	0
FAR	Receive	S&P 500 Total Return Index	10,298	0.410% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/02/2022	102,843	0	(96)	0	(96)
	Receive	S&P 500 Total Return Index	2,845	0.420% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022	28,412	0	(27)	0	(27)
	Receive	S&P 500 Total Return Index	5,973	0.432% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	57,490	0	2,118	2,118	0
	Receive	S&P 500 Total Return Index	10,286	0.520% (3-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	102,723	0	(104)	0	(104)
HUS	Receive	S&P 500 Total Return Index	4,365	0.493% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/08/2022	41,722	0	1,852	1,852	0
	Receive	S&P 500 Total Return Index	5,294	0.458% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	51,847	0	992	992	0
	Receive	S&P 500 Total Return Index	1,949	0.462% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	18,759	0	690	690	0
RBC	Receive	S&P 500 Total Return Index	3,909	0.423% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	37,364	0	1,660	1,660	0
	Receive	S&P 500 Total Return Index	22,069	0.466% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	220,396	0	(208)	0	(208)
UAG	Receive	S&P 500 Total Return Index	1,516	0.464% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/12/2022	13,821	0	1,305	1,305	0

								$0	$10,882	$11,320	$(438)

Total Swap Agreements								$1,954	$10,966	$13,415	$(495)

(m)

Securities with an aggregate market value of $1,653 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2021 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,689	$0	$18,689
Corporate Bonds & Notes
Banking & Finance	0	224,062	0	224,062
Industrials	0	352,938	0	352,938
Utilities	0	94,859	0	94,859
Municipal Bonds & Notes
California	0	6,966	0	6,966
Florida	0	699	0	699
Georgia	0	3,647	0	3,647
Maryland	0	2,299	0	2,299
New York	0	558	0	558
Ohio	0	2,814	0	2,814
Texas	0	2,458	0	2,458
U.S. Government Agencies	0	46,472	0	46,472
U.S. Treasury Obligations	0	840,521	0	840,521
Non-Agency Mortgage-Backed Securities	0	11,854	0	11,854
Asset-Backed Securities	0	16,413	0	16,413
Sovereign Issues	0	9,694	0	9,694
Preferred Securities
Banking & Finance	0	20,284	0	20,284
Short-Term Instruments
Repurchase Agreements	0	261	0	261
Short-Term Notes	0	902	0	902

	$0	$1,656,390	$0	$1,656,390
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,619	$0	$0	$30,619

Total Investments	$30,619	$1,656,390	$0	$1,687,009

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,259)	$0	$(6,259)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	463	0	463
Over the counter	0	15,205	0	15,205

	$0	$15,668	$0	$15,668
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,977)	(195)	0	(2,172)
Over the counter	0	(4,841)	0	(4,841)

	$(1,977)	$(5,036)	$0	$(7,013)

Total Financial Derivative Instruments	$(1,977)	$10,632	$0	$8,655

Totals	$28,642	$1,660,763	$0	$1,689,405

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® Short Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.9% ¤
CORPORATE BONDS & NOTES 10.2%
BANKING & FINANCE 5.3%
Barclays PLC 7.125% due 06/15/2025 •(e)(f)	GBP	500	$747
Credit Suisse Group AG 7.250% due 09/12/2025 •(e)(f)		$1,078	1,185
Ford Motor Credit Co. LLC 3.087% due 01/09/2023		300	305
ING Groep NV 5.750% due 11/16/2026 •(e)(f)		500	538
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(e)(f)		1,323	1,496
Natwest Group PLC 8.000% due 08/10/2025 •(e)(f)		600	697

			4,968

INDUSTRIALS 4.4%
Boeing Co. 2.750% due 02/01/2026		300	309
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		300	322
CVS Pass-Through Trust 6.943% due 01/10/2030		426	505
DAE Funding LLC 1.625% due 02/15/2024		500	491
Kraft Heinz Foods Co.
5.000% due 07/15/2035		44	54
5.200% due 07/15/2045		122	155
MPLX LP 2.650% due 08/15/2030		400	399
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		900	944
4.345% due 09/17/2027		700	756
4.810% due 09/17/2030		200	224

			4,159

UTILITIES 0.5%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		400	433

Total Corporate Bonds & Notes (Cost $9,012)			9,560

MUNICIPAL BONDS & NOTES 3.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		94	107

WASHINGTON 3.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		2,185	2,856

Total Municipal Bonds & Notes (Cost $2,502)			2,963

U.S. GOVERNMENT AGENCIES 26.5%
Fannie Mae
0.442% due 09/25/2042 •		18	18
0.452% due 07/25/2037 •		31	32
0.482% due 07/25/2037 •		49	49
0.502% due 09/25/2035 •		113	115
0.512% due 09/25/2035 •		231	233
0.702% due 01/25/2051 •		81	83
0.822% due 06/25/2037 •		430	438
1.540% due 09/01/2035 •		5	5
1.805% due 07/01/2035 •		1	1
1.855% due 11/01/2035 •		1	1
2.090% due 06/01/2035 •		4	4
2.111% due 12/01/2033 •		1	1
2.220% due 06/01/2035 •		4	4

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

2.248% due 12/01/2033 •	5	5
2.345% due 06/01/2034 •	13	13
Freddie Mac
0.490% due 03/15/2037 •	415	419
0.810% due 08/15/2037 •	590	605
0.820% due 10/15/2037 •	101	103
0.830% due 05/15/2037 - 09/15/2037 •	687	700
1.980% due 06/01/2035 •	8	8
2.145% due 11/01/2034 •	4	4
4.000% due 01/01/2048 - 03/01/2049	128	137
5.000% due 05/01/2023 - 01/01/2039	832	940
5.500% due 01/01/2035 - 03/01/2039	162	187
6.000% due 08/01/2027 - 12/01/2037	56	63
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,832	3,260
6.000% due 07/15/2037 - 08/15/2037	22	24
Ginnie Mae, TBA 5.000% due 01/01/2052	6,000	6,398
Small Business Administration
4.430% due 05/01/2029	85	92
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	53	56
4.500% due 05/01/2023 - 02/01/2044	1,645	1,798
5.000% due 11/01/2025 - 01/01/2029	31	34
5.500% due 02/01/2022 - 09/01/2041	4,531	5,125
6.000% due 10/01/2026 - 05/01/2041	3,227	3,722

Total U.S. Government Agencies (Cost $23,763)		24,677

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051	213	252
0.625% due 02/15/2043 (i)(k)	600	747
1.375% due 02/15/2044 (k)	924	1,320

Total U.S. Treasury Obligations (Cost $1,898)		2,319

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.9%
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •	1	1
Banc of America Funding Trust
2.214% due 06/25/2034 ~	1	1
2.787% due 05/25/2035 ~	2	2
Banc of America Mortgage Trust
2.687% due 07/25/2035 ^~	146	146
3.450% due 05/25/2033 ~	3	3
Bear Stearns Adjustable Rate Mortgage Trust
2.601% due 12/25/2035 ~	4	5
2.734% due 11/25/2034 ~	3	3
3.000% due 11/25/2034 ~	19	19
Bear Stearns ALT-A Trust 2.459% due 10/25/2035 ^~	759	722
Chase Mortgage Finance Trust
2.776% due 12/25/2035 ^~	105	101
2.780% due 09/25/2036 ^~	142	133
6.000% due 12/25/2036	135	88
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	2	2
2.470% due 10/25/2035 •	3	3
Countrywide Alternative Loan Trust
0.482% due 09/25/2046 ^•	778	766
0.662% due 02/25/2037 •	90	79
5.500% due 07/25/2035 ^	3	3
6.000% due 05/25/2037 ^	1,328	866
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	3	3
2.510% due 02/20/2035 ~	4	4
2.673% due 11/25/2034 ~	156	157
GSR Mortgage Loan Trust
2.629% due 11/25/2035 ~	5	5
2.851% due 09/25/2035 ~	5	5
3.139% due 11/25/2035 ^~	315	302
6.000% due 02/25/2036 ^	2,878	1,719
6.000% due 07/25/2037 ^	764	646
HarborView Mortgage Loan Trust
0.344% due 12/19/2036 ^•	1,695	1,701
0.444% due 12/19/2036 ^•	118	111
0.544% due 05/19/2035 •	6	6
3.245% due 06/19/2036 ^~	792	555
IndyMac INDX Mortgage Loan Trust 2.975% due 06/25/2036 ~	1,679	1,690
JP Morgan Alternative Loan Trust 2.695% due 05/25/2036 ^~	784	576
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~	57	60
2.538% due 10/25/2036 ~	65	54

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

2.577% due 02/25/2035 ~		1	1
3.226% due 10/25/2036 ^~		404	352
5.750% due 01/25/2036 ^		23	15
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		584	593
MASTR Adjustable Rate Mortgages Trust 2.409% due 07/25/2035 ^~		106	101
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.550% due 12/15/2030 •		17	17
Merrill Lynch Alternative Note Asset Trust 0.702% due 03/25/2037 •		1,051	379
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2036 •		15	15
0.602% due 11/25/2035 •		16	16
1.926% due 05/25/2033 ~		12	13
2.953% due 09/25/2035 ^~		312	281
Mortgage Equity Conversion Asset Trust 0.780% due 05/25/2042 •		1,413	1,368
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		33	22
Prime Mortgage Trust 6.000% due 06/25/2036 ^		132	129
Residential Accredit Loans, Inc. Trust
0.402% due 02/25/2037 •		835	851
0.462% due 07/25/2036 •		2,673	1,389
0.472% due 08/25/2036 •		1,441	1,402
0.482% due 07/25/2036 •		1,403	1,426
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 10/25/2035 •		6	6
1.482% due 01/25/2035 ^•		14	13
2.431% due 02/25/2034 ~		7	7
Structured Asset Mortgage Investments Trust 0.662% due 02/25/2036 ^•		10	10
Taurus UK DAC 0.900% due 05/17/2031 ~•	GBP	199	269
Thornburg Mortgage Securities Trust 1.811% due 06/25/2047 ^•		$655	549
WaMu Mortgage Pass-Through Certificates Trust
1.282% due 11/25/2042 •		2	2
1.725% due 10/25/2046 •		61	60
3.051% due 02/25/2037 ^~		235	234
Wells Fargo Mortgage-Backed Securities Trust 2.715% due 12/25/2036 ^~		326	326

Total Non-Agency Mortgage-Backed Securities (Cost $20,497)			20,383

ASSET-BACKED SECURITIES 10.8%
ACE Securities Corp. Home Equity Loan Trust 0.222% due 10/25/2036 •		7	4
Bear Stearns Asset-Backed Securities Trust 0.342% due 06/25/2047 •		2,222	2,212
Citigroup Mortgage Loan Trust 0.262% due 12/25/2036 •		745	499
Countrywide Asset-Backed Certificates
0.252% due 05/25/2037 •		31	31
First Franklin Mortgage Loan Trust
0.422% due 04/25/2036 •		108	106
GSAMP Trust 0.152% due 12/25/2046 •		1,837	1,180
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	400	453
Long Beach Mortgage Loan Trust
0.402% due 05/25/2036 •		$673	455
0.662% due 10/25/2034 •		6	6
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		164	164
Option One Mortgage Loan Trust 0.242% due 01/25/2037 •		1,673	1,197
Residential Asset Securities Corp. Trust 0.402% due 08/25/2036 •		125	125
Securitized Asset-Backed Receivables LLC Trust
0.182% due 08/25/2036 •		1,364	578
0.582% due 07/25/2036 •		1,248	720
1.062% due 01/25/2036 ^•		2,208	2,055
Structured Asset Securities Corp. Mortgage Loan Trust 0.442% due 12/25/2036 •		258	256

Total Asset-Backed Securities (Cost $9,182)			10,041

SOVEREIGN ISSUES 8.7%
Brazil Government International Bond 4.750% due 01/14/2050		389	346
Canada Government International Bond 2.750% due 12/01/2048	CAD	7,300	7,120
Saudi Government International Bond
3.450% due 02/02/2061		$400	405

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

4.500% due 10/26/2046	200	235

Total Sovereign Issues (Cost $7,833)		8,106

	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(e)	750,000	754

Total Preferred Securities (Cost $750)		754

SHORT-TERM INSTRUMENTS 33.3%
REPURCHASE AGREEMENTS (g) 0.6%		592

U.S. TREASURY BILLS 25.9%
0.048% due 02/17/2022 - 03/10/2022 (a)(b)(k)	24,167	24,166

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY CASH MANAGEMENT BILLS 6.8%
0.035% due 03/01/2022 (b)(c)	6,300	6,300

Total Short-Term Instruments (Cost $31,057)		31,058

Total Investments in Securities (Cost $106,494)		109,861

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	718,396	6,981

Total Short-Term Instruments (Cost $7,079)		6,981

Total Investments in Affiliates (Cost $7,079)		6,981

Total Investments 125.4% (Cost $113,573)		$116,842
Financial Derivative Instruments (h)(j) (12.1)%(Cost or Premiums, net $(1,775))		(11,238)
Other Assets and Liabilities, net (13.3)%		(12,439)

Net Assets 100.0%		$93,165

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$592	U.S. Treasury Notes 1.250% due 03/31/2028	$(604)	$592	$592

Total Repurchase Agreements	$(604)	$592	$592

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$900	$(897)	$(895)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	1,100	(1,120)	(1,120)

Total U.S. Government Agencies	(2,017)	(2,015)

Sovereign Issues (8.5)%
Canada Government International Bond	2.750%	12/01/2048	CAD	8,100	(7,747)	(7,916)

Total Short Sales (10.6)%	$(9,764)	$(9,931)

(1)	Payable for short sales includes $16 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(456) at a weighted average interest rate of 0.100%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	37	$9,153	$(54)	$0	$0
Euro-Bund 10-Year Bond March Futures	03/2022	4	780	(12)	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2022	53	11,563	(23)	2	0
U.S. Treasury 5-Year Note March Futures	03/2022	4	484	0	0	0

$(89)	$2	$(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar December Futures				12/2024	37		$(9,092)	$29		$0	$(1)
E-mini S&P 500 Index March Futures				03/2022	76		(18,082)	(324)		45	0
U.S. Treasury 10-Year Note March Futures				03/2022	84		(10,959)	(57)		0	(5)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	11		(2,168)	(6)		0	(17)

								$(358)		$45	$(23)

Total Futures Contracts								$(447)		$47	$(24)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly		12/20/2025		$700	$(58)	$(5)	$(63)	$0	$(1)
CDX.IG-36 5-Year Index	(1.000)	Quarterly		06/20/2026		16,500	(410)	1	(409)	0	(7)
CDX.IG-37 5-Year Index	(1.000)	Quarterly		12/20/2026		20,800	(516)	0	(516)	0	(9)
iTraxx Europe Main 36 5-Year Index	(1.000)	Quarterly		12/20/2026	EUR	21,400	(645)	1	(644)	0	(15)

							$(1,629)	$(3)	$(1,632)	$0	$(32)

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	2,400	$18	$(84)	$(66)	$17	$0
Receive(4)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		1,700	(30)	80	50	0	(43)
Receive(4)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	124,000	0	0	0	0	0
Pay(4)	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		124,000	(76)	15	(61)	0	(9)
Pay(4)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$400	2	(1)	1	0	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		300	(6)	0	(6)	0	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		300	6	(1)	5	0	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		200	(2)	(1)	(3)	0	0
Pay(4)	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	10,500	(6)	(12)	(18)	0	0
Pay(4)	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	900	13	82	95	4	0
Pay	3-Month CNY-CNREPOFIX	0.000	MISSING	03/17/2026	CNY	11,300	(5)	16	11	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		3,300	0	8	8	0	0
Pay	3-Month CNY-CNREPOFIX	2.700	MISSING	03/17/2026		8,000	(14)	(4)	(18)	0	0
Pay	3-Month CNY-CNREPOFIX	2.705	MISSING	03/17/2026		16,000	(14)	14	0	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	MISSING	03/17/2026		16,000	(17)	17	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.810	MISSING	03/17/2026		31,800	(33)	33	0	1	(1)
Receive(4)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$66,000	(768)	530	(238)	0	(4)
Pay(4)	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045		2,200	0	(407)	(407)	8	0
Receive(4)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	726	(320)	406	0	(14)
Pay(4)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	2,700	52	(81)	(29)	0	(3)
Receive(4)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		900	(37)	33	(4)	1	0
Receive(4)	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	124,000	0	0	0	0	0
Pay(4)	UKRPI	3.593	Maturity	11/15/2028		2,300	42	(195)	(153)	28	0
Receive(4)	UKRPI	3.397	Maturity	11/15/2030		300	0	53	53	0	(3)
Receive(4)	UKRPI	3.445	Maturity	11/15/2030		600	0	101	101	0	(6)
Receive(4)	UKRPI	3.510	Maturity	11/15/2030		300	0	47	47	0	(3)
Receive(4)	UKRPI	4.250	Maturity	11/15/2031		600	13	(11)	2	0	(6)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

Pay(4)	UKRPI	3.217	Maturity	11/15/2040	500	0	(157)	(157)	4	0
Pay(4)	UKRPI	3.272	Maturity	11/15/2040	400	0	(117)	(117)	3	0
Pay(4)	UKRPI	3.273	Maturity	11/15/2040	600	0	(175)	(175)	5	0
Pay(4)	UKRPI	3.340	Maturity	11/15/2040	500	0	(131)	(131)	4	0
Receive(4)	UKRPI	3.000	Maturity	11/15/2050	200	0	97	97	0	(2)
Receive(4)	UKRPI	3.051	Maturity	11/15/2050	400	0	179	179	0	(5)
Receive(4)	UKRPI	3.143	Maturity	11/15/2050	200	0	75	75	0	(3)

$(136)	$(317)	$(453)	$77	$(102)

Total Swap Agreements	$(1,765)	$(320)	$(2,085)	$77	$(134)

(i)	Securities with an aggregate market value of $735 and cash of $1,895 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	TWD	2,859	$104	$0	$0
01/2022	$2,476	CNH	15,875	19	0
01/2022	115	GBP	87	3	0
02/2022	EUR	63	$71	0	0
03/2022	MXN	22,533	1,085	0	(1)
BPS	01/2022	GBP	885	1,172	0	(26)
01/2022	$724	CAD	918	2	0
01/2022	15	RUB	1,128	0	0
05/2022	ZAR	33	$2	0	0
08/2022	33	2	0	0
11/2022	$70	ZAR	1,117	0	(3)
BRC	01/2022	225	TWD	6,240	0	0
CBK	01/2022	BRL	108	$19	0	0
01/2022	$19	BRL	108	0	0
04/2022	1,878	MXN	40,751	75	0
DUB	01/2022	CNH	6,476	$1,013	0	(5)
GLM	01/2022	GBP	72	96	0	(1)
01/2022	RUB	15,522	211	5	0
01/2022	$97	GBP	72	0	0
01/2022	176	RUB	12,756	0	(6)
02/2022	330	EUR	291	2	0
03/2022	MXN	8,581	$413	0	(1)
11/2022	ZAR	713	44	2	0
HUS	01/2022	CNH	3,239	503	0	(6)
01/2022	TWD	36,046	1,298	0	(3)
01/2022	$171	GBP	129	3	0
02/2022	EUR	795	$906	0	0
11/2022	ZAR	160	10	0	0
JPM	01/2022	CNH	4,552	711	0	(5)
02/2022	$65	EUR	57	1	0
MYI	01/2022	675	TWD	18,745	2	0
RBC	01/2022	CAD	957	$753	0	(4)
SCX	01/2022	CNH	1,781	277	0	(3)
01/2022	JPY	7,966	70	1	0
01/2022	$2	TWD	56	0	0
02/2022	GBP	885	$1,199	1	0
02/2022	JPY	7,966	69	0	0
SSB	01/2022	BRL	108	19	0	0
02/2022	$19	BRL	108	0	0
TOR	01/2022	1,185	MXN	24,284	0	(3)
03/2022	MXN	34,005	$1,605	0	(35)
UAG	01/2022	$25	RUB	1,838	0	(1)
01/2022	500	TWD	13,874	1	0

Total Forward Foreign Currency Contracts	$117	$(103)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	7,400	$71	$56

Total Purchased Options	$71	$56

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	200	$0	$0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	100	0	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	1,000	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	400	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	600	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	700	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	200	0	0
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	1,200	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	300	(1)	0
DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	400	(1)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	900	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200	0	0
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	400	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	400	(1)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	200	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	200	0	0

$(12)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	14,400	$(69)	$(45)

Total Written Options	$(81)	$(47)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	S&P 500 Total Return Index	4,815	0.389% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	02/02/2022	$37,917	$0	$(10,007)	$0	$(10,007)
GST	Pay	S&P 500 Total Return Index	2,882	0.583% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/05/2022	27,547	0	(1,221)	0	(1,221)

$0	$(11,228)	$0	$(11,228)

Total Swap Agreements	$0	$(11,228)	$0	$(11,228)

(k)

Securities with an aggregate market value of $11,771 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,968	$0	$4,968
Industrials	0	4,159	0	4,159
Utilities	0	433	0	433
Municipal Bonds & Notes
Illinois	0	107	0	107
Washington	0	2,856	0	2,856
U.S. Government Agencies	0	24,677	0	24,677
U.S. Treasury Obligations	0	2,319	0	2,319
Non-Agency Mortgage-Backed Securities	0	20,383	0	20,383
Asset-Backed Securities	0	10,041	0	10,041
Sovereign Issues	0	8,106	0	8,106
Preferred Securities
Banking & Finance	0	754	0	754
Short-Term Instruments
Repurchase Agreements	0	592	0	592
U.S. Treasury Bills	0	24,166	0	24,166
U.S. Treasury Cash Management Bills	0	6,300	0	6,300

	$0	$109,861	$0	$109,861
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,981	$0	$0	$6,981

Total Investments	$6,981	$109,861	$0	$116,842

Short Sales, at Value - Liabilities
Sovereign Issues	0	(7,916)	0	(7,916)
U.S. Government Agencies	0	(2,015)	0	(2,015)

	$0	$(9,931)	$0	$(9,931)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	48	76	0	124
Over the counter	0	173	0	173

	$48	$249	$0	$297
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(156)	0	(158)
Over the counter	0	(11,378)	0	(11,378)

	$(2)	$(11,534)	$0	$(11,536)

Total Financial Derivative Instruments	$46	$(11,285)	$0	$(11,239)

Totals	$7,027	$88,645	$0	$95,672

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO StocksPLUS® Small Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.5% ¤
CORPORATE BONDS & NOTES 10.7%
BANKING & FINANCE 7.1%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$1,015
3.300% due 01/30/2032		1,000	1,020
Aviation Capital Group LLC 5.500% due 12/15/2024		500	547
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	806
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)	EUR	2,800	3,391
Barclays Bank PLC 7.625% due 11/21/2022 (f)		$244	258
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,241
5.088% due 06/20/2030 •		400	454
7.125% due 06/15/2025 •(e)(f)	GBP	3,100	4,629
7.750% due 09/15/2023 •(e)(f)		$1,200	1,291
7.875% due 03/15/2022 •(e)(f)		400	406
8.000% due 06/15/2024 •(e)(f)		2,000	2,216
CIT Group, Inc. 5.000% due 08/15/2022		200	205
Citigroup, Inc. 1.258% (US0003M + 1.100%) due 05/17/2024 ~		300	303
Credit Suisse Group AG
1.441% (US0003M + 1.240%) due 06/12/2024 ~		2,000	2,022
3.091% due 05/14/2032 •		1,300	1,324
3.750% due 03/26/2025		600	637
6.250% due 12/18/2024 •(e)(f)		300	320
6.375% due 08/21/2026 •(e)(f)		720	778
7.125% due 07/29/2022 •(e)(f)		300	308
7.500% due 07/17/2023 •(e)(f)		2,800	2,966
7.500% due 12/11/2023 •(e)(f)		2,000	2,165
Danske Bank A/S 1.261% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,311
Deutsche Bank AG
1.345% (US0003M + 1.190%) due 11/16/2022 ~		1,700	1,711
1.375% due 09/03/2026 •	EUR	2,400	2,811
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$4,000	4,021
1.625% due 01/20/2027	EUR	4,600	5,459
1.750% due 01/17/2028		400	477
Discover Bank
3.450% due 07/27/2026		$1,700	1,800
4.650% due 09/13/2028		2,700	3,066
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,234
Erste Group Bank AG 6.500% due 04/15/2024 •(e)(f)	EUR	1,200	1,508
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,000	1,237
Ford Motor Credit Co. LLC
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$200	200
3.087% due 01/09/2023		1,300	1,324
3.550% due 10/07/2022		2,600	2,642
4.687% due 06/09/2025		200	215
5.125% due 06/16/2025		200	218
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	203
4.292% due 09/12/2026 •		1,400	1,513
4.300% due 03/08/2026		300	329
5.250% due 09/16/2022 •(e)(f)	EUR	1,100	1,293
ING Groep NV 5.750% due 11/16/2026 •(e)(f)		$1,000	1,077
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)	EUR	1,300	1,799
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		$5,800	5,852
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,000	1,138
7.500% due 09/27/2025 •(e)(f)		2,500	2,826
7.625% due 06/27/2023 •(e)(f)	GBP	840	1,218
7.875% due 06/27/2029 •(e)(f)		900	1,522

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

Nationwide Building Society 4.363% due 08/01/2024 •		$1,500	1,571
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,337
4.519% due 06/25/2024 •		1,500	1,570
4.892% due 05/18/2029 •		2,679	3,067
8.000% due 08/10/2025 •(e)(f)		1,802	2,095
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		300	295
2.600% due 09/28/2022		300	303
2.650% due 07/13/2022		800	807
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,700
2.679% due 07/16/2030		1,300	1,296
3.103% due 01/16/2030		1,900	1,961
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,200	2,336
Societe Generale S.A. 7.875% due 12/18/2023 •(e)(f)		1,000	1,096
Standard Chartered PLC
1.456% due 01/14/2027 •		3,500	3,393
7.500% due 04/02/2022 •(e)(f)		200	203
Stellantis Finance US, Inc. 2.691% due 09/15/2031		4,600	4,528
UBS AG
5.125% due 05/15/2024 (f)		3,300	3,538
7.625% due 08/17/2022 (f)		300	312
UBS Group AG 4.125% due 09/24/2025		400	432
Wells Fargo & Co. 2.393% due 06/02/2028 •		16,200	16,476
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	4,002

			131,624

INDUSTRIALS 2.9%
Aker BP ASA 2.875% due 01/15/2026		$600	623
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,982
BAT Capital Corp. 3.222% due 08/15/2024		100	104
BAT International Finance PLC 3.950% due 06/15/2025		400	425
Boeing Co. 2.750% due 02/01/2026		1,100	1,133
Broadcom, Inc.
2.450% due 02/15/2031		1,300	1,276
3.137% due 11/15/2035		1,200	1,208
3.419% due 04/15/2033		2,900	3,043
3.500% due 02/15/2041		700	720
3.750% due 02/15/2051		300	314
Centene Corp. 4.250% due 12/15/2027		900	940
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,089
4.908% due 07/23/2025		700	771
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,000	1,072
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,474
2.625% due 03/20/2025		800	806
3.375% due 03/20/2028		900	912
Expedia Group, Inc. 6.250% due 05/01/2025		527	595
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	2,800	3,234
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		$595	615
Imperial Brands Finance PLC
3.125% due 07/26/2024		200	207
3.500% due 07/26/2026		200	210
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,536
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$73	89
5.200% due 07/15/2045		100	127
MPLX LP 2.650% due 08/15/2030		1,300	1,296
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,100	1,129
3.522% due 09/17/2025		2,000	2,098
4.345% due 09/17/2027		3,389	3,661
4.810% due 09/17/2030		2,500	2,799

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

Perrigo Finance Unlimited Co. 3.900% due 06/15/2030	1,200	1,218
President and Fellows of Harvard College 6.500% due 01/15/2039	1,100	1,726
Sands China Ltd.
2.850% due 03/08/2029	1,800	1,696
3.250% due 08/08/2031	1,700	1,600
5.125% due 08/08/2025	1,300	1,365
5.400% due 08/08/2028	1,300	1,401
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	605
T-Mobile USA, Inc.
2.700% due 03/15/2032	800	806
3.500% due 04/15/2031	1,000	1,042
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	1,800	1,820
3.375% due 07/09/2060	1,400	1,454

		55,221

UTILITIES 0.7%
AT&T, Inc. 2.250% due 02/01/2032	400	387
Georgia Power Co. 2.650% due 09/15/2029	800	816
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	2,500	2,504
1.700% due 11/15/2023	2,500	2,507
3.000% due 06/15/2028	1,000	1,008
4.550% due 07/01/2030	1,200	1,299
Petrobras Global Finance BV 5.093% due 01/15/2030	1,683	1,754
Sprint Communications, Inc. 6.000% due 11/15/2022	1,500	1,563
Sprint Corp.
7.125% due 06/15/2024	300	337
7.875% due 09/15/2023	800	882

		13,057

Total Corporate Bonds & Notes (Cost $195,749)		199,902

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Long Beach Unified School District, California General Obligation Bonds, Series 2011 5.914% due 08/01/2025	3,500	3,858

COLORADO 0.2%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 6.220% due 12/15/2026	2,705	3,097

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	104	119

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,240

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	595	778

Total Municipal Bonds & Notes (Cost $7,963)		9,092

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
0.452% due 07/25/2037 •	9	9
0.482% due 07/25/2037 •	14	14
0.502% due 09/25/2035 •	47	48
2.310% due 08/01/2022	95	96
Freddie Mac
0.820% due 10/15/2037 •	19	19
4.000% due 01/01/2048	1,569	1,679
6.000% due 04/01/2040	2	3
Ginnie Mae
0.449% due 08/20/2047 •	528	525
6.000% due 12/15/2038	42	48
Ginnie Mae, TBA 5.000% due 01/01/2052	5,400	5,758
Small Business Administration
5.290% due 12/01/2027	12	13

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

5.720% due 01/01/2029	257	277
6.020% due 08/01/2028	174	189
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	11,644	12,321
4.000% due 08/01/2025 - 03/01/2026	53	55
5.500% due 09/01/2023	1	1
6.000% due 07/01/2035 - 05/01/2041	550	632
7.500% due 04/01/2024 - 11/01/2037	56	61
Uniform Mortgage-Backed Security, TBA 4.500% due 01/01/2052	25,900	27,749

Total U.S. Government Agencies (Cost $48,653)		49,497

U.S. TREASURY OBLIGATIONS 25.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	6,800	6,199
3.000% due 08/15/2048	500	612
3.000% due 02/15/2049	19,000	23,367
4.625% due 02/15/2040	4,500	6,465
U.S. Treasury Inflation Protected Securities (d)
0.625% due 02/15/2043	722	899
0.750% due 02/15/2045	2,115	2,726
1.000% due 02/15/2046	4,670	6,392
1.000% due 02/15/2048	10,994	15,444
1.375% due 02/15/2044	6,410	9,161
U.S. Treasury Notes
0.375% due 12/31/2025 (k)	4,100	3,975
0.375% due 01/31/2026	10,200	9,870
0.500% due 02/28/2026	16,600	16,131
1.625% due 02/15/2026	3,300	3,357
1.750% due 12/31/2024 (k)	10,300	10,537
1.875% due 07/31/2022	15,300	15,444
2.000% due 07/31/2022 (k)	8,000	8,082
2.000% due 11/30/2022	13,100	13,290
2.000% due 08/15/2025 (k)	5,800	5,983
2.250% due 08/15/2027	100	105
2.375% due 05/15/2029	90,400	96,371
2.625% due 12/31/2025	12,100	12,796
2.625% due 02/15/2029	145,600	157,436
2.750% due 02/15/2024 (k)	10,500	10,937
3.000% due 09/30/2025 (k)	30,200	32,267

Total U.S. Treasury Obligations (Cost $439,047)		467,846

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust 5.130% due 11/25/2037 ^~	4,969	4,435
American Home Mortgage Assets Trust 1.002% due 11/25/2046 •	6,506	2,647
BCAP LLC Trust 6.000% due 03/26/2037 ~	4,734	3,060
Bear Stearns ALT-A Trust
2.709% due 11/25/2035 ^~	146	141
2.895% due 11/25/2035 ^~	3,685	2,761
ChaseFlex Trust 0.402% due 07/25/2037 •	3,218	3,018
Citigroup Mortgage Loan Trust
0.173% due 01/25/2037 •	3	2
2.490% due 03/25/2036 ^•	87	87
Citigroup Mortgage Loan Trust, Inc. 2.669% due 08/25/2035 ~	32	33
CitiMortgage Alternative Loan Trust 0.702% due 04/25/2037 •	1,225	1,033
Countrywide Alternative Loan Trust
0.262% due 09/25/2047 •	1,761	1,720
0.302% due 06/25/2037 •	42	41
0.342% due 12/25/2046 •	3,363	3,270
0.422% due 02/25/2047 •	12	11
1.082% due 02/25/2036 •	5	5
5.750% due 02/25/2037	778	566
6.000% due 08/25/2035	1,318	838
6.000% due 06/25/2047 ^	1,918	1,383
Countrywide Home Loan Mortgage Pass-Through Trust
2.510% due 02/20/2035 ~	1	1
2.673% due 11/25/2034 ~	3	3
2.995% due 11/25/2037 ~	619	614
5.500% due 11/25/2035 ^	23	17
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.432% due 08/25/2037 ^•	2,421	2,089
GSR Mortgage Loan Trust 2.629% due 11/25/2035 ~	2	2
HarborView Mortgage Loan Trust
0.294% due 01/19/2038 •	283	276
0.309% due 12/19/2036 •	843	795
0.444% due 12/19/2036 ^•	305	286

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	5,862	7,958
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		$12	12
2.419% due 07/25/2035 ~		1,705	1,745
2.577% due 02/25/2035 ~		1	1
2.613% due 08/25/2034 ~		29	29
5.750% due 01/25/2036 ^		11	7
JP Morgan Resecuritization Trust 0.212% due 06/26/2037 •		2,932	2,892
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		2,813	2,799
Lehman Mortgage Trust 0.752% due 11/25/2036 •		1,241	633
Lehman XS Trust 0.552% due 08/25/2046 •		1,468	1,495
MASTR Adjustable Rate Mortgages Trust 0.882% due 12/25/2046 •		6,616	6,211
Merrill Lynch Mortgage Investors Trust 2.953% due 09/25/2035 ^~		50	45
Morgan Stanley Capital Trust 1.559% due 12/15/2023 •		4,000	4,000
Morgan Stanley Mortgage Loan Trust 1.032% due 11/25/2035 •		2,385	2,374
MortgageIT Securities Corp. Mortgage Loan Trust 0.562% due 06/25/2047 •		871	868
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,767	2,822
2.750% due 11/25/2059 ~		4,714	4,801
PRET LLC 1.843% due 09/25/2051 þ		5,826	5,725
Residential Accredit Loans, Inc. Trust
0.472% due 08/25/2036 •		383	372
0.502% due 05/25/2047 •		3,991	3,885
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	19,774	26,792
Structured Adjustable Rate Mortgage Loan Trust 2.641% due 04/25/2035 ~		$84	84
Structured Asset Mortgage Investments Trust
0.222% due 08/25/2036 •		5,975	5,686
0.562% due 02/25/2036 •		375	374
Structured Asset Securities Corp. 0.452% due 04/25/2035 •		1,518	1,432
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	1,191	1,615
Towd Point Mortgage Funding 0.950% due 07/20/2045 •		8,393	11,383
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		2,428	3,312
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,395	3,591
WaMu Mortgage Pass-Through Certificates Trust
0.812% due 01/25/2047 •		12	12
0.852% due 05/25/2047 •		2,277	2,218
1.262% due 11/25/2045 •		1,929	1,933
1.725% due 09/25/2046 •		28	29
1.725% due 10/25/2046 •		22	22
2.576% due 01/25/2037 ^~		168	152
2.698% due 06/25/2037 ^~		699	684
2.846% due 12/25/2035 ~		1,058	1,078
3.145% due 08/25/2036 ^~		83	84
Wells Fargo Mortgage-Backed Securities Trust 2.715% due 12/25/2036 ^~		98	98

Total Non-Agency Mortgage-Backed Securities (Cost $134,150)			138,387

ASSET-BACKED SECURITIES 14.8%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •		2,054	2,053
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	3,300	3,756
Apex Credit CLO Ltd. 1.814% due 09/20/2029 •		$3,400	3,397
Ares European CLO 0.660% due 10/15/2030 •	EUR	6,000	6,825
Armada Euro CLO DAC 0.720% due 07/15/2031 •		8,200	9,319
Asset-Backed Funding Certificates Trust 0.232% due 01/25/2037 •		$2,022	1,585
Asset-Backed Securities Corp. Home Equity Loan Trust 1.062% due 07/25/2035 •		146	146
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	3,500	3,978
Bear Stearns Asset-Backed Securities Trust
0.302% due 12/25/2036 •		$44	44
0.422% due 08/25/2036 •		433	424

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

0.782% due 02/25/2036 •		1,776	1,771
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	3,200	3,629
BNC Mortgage Loan Trust 0.422% due 10/25/2036 •		$663	659
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	3,100	3,526
0.780% due 10/15/2031 •		2,200	2,510
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		1,900	2,160
0.890% due 08/15/2032 •		3,600	4,093
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		$871	876
Citigroup Mortgage Loan Trust
0.162% due 07/25/2045 •		94	80
0.262% due 12/25/2036 •		2,481	1,663
Citigroup Mortgage Loan Trust, Inc. 0.553% due 10/25/2036 •		1,260	1,257
Countrywide Asset-Backed Certificates
0.242% due 06/25/2037 •		772	739
0.242% due 06/25/2047 ^•		838	806
0.292% due 11/25/2037 •		141	137
0.352% due 06/25/2047 •		1,154	1,137
0.622% due 12/25/2036 ^•		3,278	3,223
0.642% due 03/25/2036 •		1,054	1,039
0.677% due 05/25/2036 •		2,302	2,287
4.447% due 10/25/2046 ^~		2	3
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		6	5
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	2,300	2,608
0.650% due 10/15/2031 •		5,900	6,695
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •		2,300	2,605
Fieldstone Mortgage Investment Trust 0.837% due 12/25/2035 •		$3,967	3,963
Fremont Home Loan Trust
0.202% due 08/25/2036 •		91	39
0.442% due 02/25/2036 •		1,663	1,644
Griffith Park CLO DAC 0.720% due 11/21/2031 •	EUR	6,800	7,731
GSAA Home Equity Trust
0.502% due 03/25/2037 •		$4,418	1,695
3.023% due 03/25/2036 ~		3,832	2,944
GSAMP Trust
0.252% due 08/25/2036 •		1,661	1,647
0.332% due 01/25/2037 •		2,700	2,554
0.792% due 11/25/2035 •		2,636	2,631
1.422% due 12/25/2034 ^•		1,138	1,023
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,379
0.680% due 10/20/2031 •		5,000	5,683
0.760% due 07/15/2031 •		7,900	8,962
1.040% due 07/15/2031		1,000	1,128
Home Equity Loan Trust 0.442% due 04/25/2037 •		$5,300	5,005
Home Equity Mortgage Loan Asset-Backed Trust 1.167% due 08/25/2035 •		2,000	1,995
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.152% due 11/25/2034 •		163	163
JP Morgan Mortgage Acquisition Trust 0.312% due 10/25/2036 •		43	43
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	3,050	3,457
0.650% due 04/15/2031 •		1,400	1,594
KKR CLO Ltd.
1.062% due 07/18/2030 •		$2,400	2,400
1.722% due 07/18/2030 •		4,200	4,200
Laurelin DAC 0.720% due 10/20/2031 •	EUR	4,900	5,573
LCM LP 1.716% due 07/19/2027 •		$3,500	3,500
Long Beach Mortgage Loan Trust
0.542% due 02/25/2036 •		2,765	2,750
1.017% due 08/25/2035 •		1,700	1,676
M360 Ltd. 2.354% due 11/22/2038 •		3,100	3,098
Mackay Shields EURO CLO DAC 1.550% due 08/15/2033 •	EUR	680	775
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,100	1,252
MASTR Specialized Loan Trust
0.362% due 06/25/2046 •		$2,389	2,338
0.622% due 02/25/2036 •		676	663
Merrill Lynch Mortgage Investors Trust 0.322% due 08/25/2037 •		6,035	3,885

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
0.202% due 07/25/2036 •		3	1
0.262% due 09/25/2036 •		2,572	1,468
0.317% due 03/25/2037 •		14,833	7,920
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		3,844	1,919
Option One Mortgage Loan Trust
0.202% due 07/25/2036 •		2,105	1,199
0.232% due 07/25/2037 •		2,716	2,357
0.242% due 01/25/2037 •		3,207	2,294
0.322% due 04/25/2037 •		2,570	2,135
0.322% due 05/25/2037 •		1,479	1,134
0.412% due 04/25/2037 •		302	214
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	6,700	7,642
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.827% due 02/25/2035 •		$6,262	6,277
Popular ABS Mortgage Pass-Through Trust 0.432% due 07/25/2036 •		3,085	3,052
PRET LLC
1.744% due 07/25/2051 þ		2,789	2,767
2.487% due 10/25/2051 þ		4,043	4,045
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,598	1,795
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030		2,400	2,396
Residential Asset Mortgage Products Trust 1.167% due 05/25/2035 •		2,300	2,283
Residential Asset Securities Corp. Trust
0.352% due 04/25/2037 •		561	561
0.702% due 02/25/2036 •		377	376
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	8,600	9,779
Securitized Asset-Backed Receivables LLC Trust
0.582% due 07/25/2036 •		$1,020	589
0.602% due 05/25/2036 •		1,221	840
0.682% due 11/25/2035 •		64	64
0.747% due 10/25/2035 •		1,524	1,468
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	2,900	3,303
SG Mortgage Securities Trust 0.462% due 02/25/2036 •		$4,235	2,814
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,764	3,833
Sound Point CLO Ltd. 1.104% due 07/25/2030 •		4,400	4,403
Soundview Home Loan Trust
0.162% due 11/25/2036 •		7	3
0.252% due 03/25/2037 •		403	393
0.273% due 07/25/2037 •		1,399	1,326
0.602% due 10/25/2036 •		3,900	3,877
0.942% due 08/25/2035 ^•		2,200	2,148
Specialty Underwriting & Residential Finance Trust 0.702% due 12/25/2036 •		977	964
Structured Asset Securities Corp. Mortgage Loan Trust 0.332% due 05/25/2047 •		1,062	1,044
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		2,000	1,999
TCI-Symphony CLO Ltd. 1.668% due 10/13/2032 •		4,900	4,885
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	4,400	5,008
Venture CLO Ltd.
1.152% due 04/20/2029 •		$4,101	4,103
1.544% due 07/30/2032 •		3,500	3,502
1.904% due 07/30/2032 •		4,200	4,202
Wind River CLO Ltd. 0.994% due 10/15/2027 •		59	59

Total Asset-Backed Securities (Cost $279,579)			275,866

SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,199	425
1.000% due 07/09/2029		248	91
1.125% due 07/09/2035 þ		2,196	714
2.500% due 07/09/2041 þ		7,350	2,623
36.237% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,688	18
Brazil Government International Bond 4.750% due 01/14/2050		$1,954	1,741
Israel Government International Bond
0.750% due 07/31/2022	ILS	8,300	2,681
5.500% due 01/31/2022		12,700	4,102
Saudi Government International Bond
3.450% due 02/02/2061		$3,500	3,541
4.000% due 04/17/2025		1,400	1,511

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		500	636

Total Sovereign Issues (Cost $19,515)			18,318

		SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.2%
Banco Santander S.A. 6.750% due 04/25/2022 •(e)(f)		1,100,000	1,282
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(e)		1,091,000	1,097
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(e)		378,175	594

			2,973

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)		524,026	13,660

Total Preferred Securities (Cost $16,986)			16,633

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.5%
REPURCHASE AGREEMENTS (h) 1.3%			23,617

ISRAEL TREASURY BILLS 1.2%
(0.027)% due 06/08/2022 - 12/07/2022 (b)(c)	ILS	67,400	21,676

U.S. TREASURY BILLS 21.3%
0.051% due 01/04/2022 - 04/28/2022 (b)(c)(i)(k)(m)		$396,200	396,182

U.S. TREASURY CASH MANAGEMENT BILLS 14.7%
0.054% due 03/08/2022 - 03/22/2022 (b)(c)(m)		274,100	274,068

Total Short-Term Instruments (Cost $715,320)			715,543

Total Investments in Securities (Cost $1,856,962)			1,891,084

		SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short Asset Portfolio		4,862,549	48,499
PIMCO Short-Term Floating NAV Portfolio III		6,314	61

Total Short-Term Instruments (Cost $48,811)			48,560

Total Investments in Affiliates (Cost $48,811)			48,560

Total Investments 104.1% (Cost $1,905,773)			$1,939,644
Financial Derivative Instruments (j)(l) (2.4)%(Cost or Premiums, net $(18,580))			(44,618)
Other Assets and Liabilities, net (1.7)%			(32,592)

Net Assets 100.0%			$1,862,434

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$14,174	$13,660	0.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$23,617	U.S. Treasury Notes 1.250% due 03/31/2028	$(24,089)	$23,617	$23,617

Total Repurchase Agreements	$(24,089)	$23,617	$23,617

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$17,000	$(16,947)	$(16,911)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	21,500	(21,890)	(21,882)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2052	5,400	(5,916)	(5,886)

Total U.S. Government Agencies	(44,753)	(44,679)

Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	11,300	(10,601)	(11,048)

Total Short Sales (3.0)%	$(55,354)	$(55,727)

(i)	Securities with an aggregate market value of $331 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Payable for short sales includes $27 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(137) at a weighted average interest rate of (0.070%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	847	$209,537	$(1,240)	$0	$0
E-Mini Russell 2000 Index March Futures	03/2022	4,994	560,027	10,460	0	(1,024)
U.S. Treasury 30-Year Bond March Futures	03/2022	243	38,986	304	137	0

$9,524	$137	$(1,024)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	847	$(208,129)	$659	$0	$(21)
Euro-Bund 10-Year Bond March Futures	03/2022	26	(5,073)	77	4	0
U.S. Treasury 2-Year Note March Futures	03/2022	1,029	(224,499)	127	0	(48)
U.S. Treasury 5-Year Note March Futures	03/2022	583	(70,529)	36	0	(41)
U.S. Treasury 10-Year Note March Futures	03/2022	1,804	(235,366)	(721)	0	(113)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	433	(85,355)	(246)	0	(677)
United Kingdom Long Gilt March Futures	03/2022	11	(1,860)	1	0	(6)

$(67)	$4	$(906)

Total Futures Contracts	$9,457	$141	$(1,930)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.618%	$2,200	$35	$3	$38	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	1,500	(8)	10	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	3,200	(11)	7	(4)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.405	EUR	800	(4)	(17)	(21)	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	$1,400	9	15	24	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	200	2	1	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	6,500	1,294	(32)	1,262	10	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	EUR	3,400	(486)	475	(11)	2	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	3,700	836	(13)	823	7	0

$1,667	$449	$2,116	$19	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,300	$(157)	$(30)	$(187)	$1	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(4)	1	(3)	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	2	80	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	13,700	(488)	(60)	(548)	2	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	3,300	323	(17)	306	6	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	11,300	1,045	17	1,062	20	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	2	22	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	69,600	1,645	83	1,728	30	0
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	22,600	3,119	(19)	3,100	75	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	49,400	1,473	4	1,477	28	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	7,900	243	(7)	236	5	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	49,600	1,456	37	1,493	36	0

$8,753	$13	$8,766	$204	$0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	37,900	$(175)	$(862)	$(1,037)	$272	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		30,000	(55)	938	883	0	(767)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	2,128,000	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		2,128,000	(1,299)	251	(1,048)	0	(155)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$7,000	43	(24)	19	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		6,900	(132)	(14)	(146)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		5,700	118	(19)	99	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		4,200	(39)	(19)	(58)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	810,600	(772)	(641)	(1,413)	0	(1)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		155,900	0	(1,112)	(1,112)	0	(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	9,400	2,243	(1,248)	995	39	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,700	528	(471)	57	17	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		122,900	1,262	(950)	312	2	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	3,413	(982)	2,431	0	(7)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		252,600	0	(3,907)	(3,907)	0	(11)
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		553,700	0	(9,515)	(9,515)	0	(43)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		93,900	(4,780)	3,823	(957)	16	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		110,500	(13,430)	6,836	(6,594)	0	(10)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		638,700	(27,931)	27,398	(533)	75	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		117,400	(379)	(3,217)	(3,596)	0	(4)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(3,417)	1,718	(1,699)	0	(28)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		151,000	7,912	(8,988)	(1,076)	78	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,000	(2,454)	1,373	(1,081)	0	(11)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		79,600	(4,731)	39	(4,692)	44	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		15,000	(1,983)	1,213	(770)	0	(9)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		52,100	2,941	(4,059)	(1,118)	13	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		149,000	8,130	(11,466)	(3,336)	53	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		62,600	526	1,985	2,511	0	(25)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		54,100	0	1,067	1,067	0	(36)
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		141,900	0	4,335	4,335	0	(89)
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045		7,700	(399)	(1,018)	(1,417)	27	0
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045		11,400	(578)	(1,510)	(2,088)	40	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		25,500	5,214	(2,255)	2,959	0	(100)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	40,200	792	(1,218)	(426)	0	(38)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		14,600	(607)	547	(60)	12	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	2,128,000	0	6	6	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028		17,800	803	(2,291)	(1,488)	229	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,800	244	(496)	(252)	47	0
Pay	UKRPI	3.595	Maturity	11/15/2028		13,100	848	(1,712)	(864)	162	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,000	0	176	176	0	(9)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	320	320	0	(18)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	157	157	0	(10)
Receive	UKRPI	4.250	Maturity	11/15/2031		3,000	59	(51)	8	0	(28)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,700	0	(536)	(536)	14	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,300	0	(380)	(380)	11	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(555)	(555)	16	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	(447)	(447)	15	0
Receive	UKRPI	3.000	Maturity	11/15/2050		700	0	341	341	0	(9)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,300	0	583	583	0	(17)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	264	264	0	(10)

							$(28,085)	$(6,591)	$(34,676)	$1,188	$(1,437)

Total Swap Agreements							$(17,665)	$(6,129)	$(23,794)	$1,411	$(1,439)

(k)

Securities with an aggregate market value of $65,721 and cash of $2,908 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	TWD	52,761		$1,912	$7	$0
	01/2022		$40,014	CNH	256,547	301	0
	02/2022	EUR	6,809		$7,700	0	(59)
BPS	01/2022	GBP	45,806		60,653	0	(1,347)
	01/2022		$9,680	CAD	12,282	30	0
	01/2022		1,332	GBP	1,002	25	0
	01/2022		4	IDR	61,027	0	0
	01/2022		339	RUB	24,829	0	(9)
	03/2022	HKD	54		$7	0	0
	05/2022		$1,098	ZAR	17,362	0	(28)
	08/2022		4,422		70,603	0	(123)
	11/2022		190		3,066	0	(5)
BRC	01/2022	TRY	3,381		$241	0	(13)
	01/2022		$8,416	TWD	233,585	17	0
CBK	02/2022		131	ZAR	2,118	1	0
	04/2022	MXN	262,380		$12,091	0	(482)
	05/2022	ZAR	17,362		1,110	40	0
	06/2022	ILS	4,100		1,266	0	(56)
	08/2022		8,419		2,547	0	(172)
	11/2022		13,508		4,329	0	(47)
	12/2022		49,810		16,021	6	(142)
DUB	01/2022	CNH	110,773		17,319	0	(89)
	02/2022		$25	RUB	1,843	0	0
GLM	01/2022	RUB	244,897		$3,335	77	0
	01/2022		$2,519	RUB	183,274	0	(80)
	02/2022		1,276	EUR	1,126	7	0
	03/2022		1,819	MXN	37,817	4	0
HUS	01/2022	CNH	50,280		$7,815	0	(86)
	01/2022	GBP	1,433		1,910	0	(30)
	01/2022	ILS	13,402		4,088	0	(224)
	01/2022	TWD	665,322		23,957	0	(62)
	01/2022		$4,895	GBP	3,673	76	0
	01/2022		18	IDR	262,324	0	0
	01/2022		5,249	MXN	107,416	0	(18)
	02/2022	EUR	124,915		$143,253	960	(49)
	03/2022	SGD	14		11	0	0
JPM	01/2022	CNH	70,656		11,029	0	(75)
	03/2022	HKD	1,179		151	0	0
	03/2022	SGD	4		3	0	0
MYI	01/2022	BRL	2,475		443	0	(1)
	01/2022		$433	BRL	2,475	11	0
	01/2022		2	TWD	56	0	0
	02/2022	BRL	2,475		$430	0	(11)
RBC	01/2022	CAD	13,165		10,353	0	(55)
	08/2022	ZAR	70,603		4,489	190	0
SCX	01/2022	CNH	27,647		4,300	0	(44)
	01/2022	JPY	61,146		539	7	0
	01/2022		$14	CNH	88	0	0
	01/2022		8,230	TWD	228,605	23	0
	02/2022	GBP	45,806		$62,038	41	0
	02/2022	JPY	61,153		531	0	(1)
SSB	01/2022	BRL	2,475		440	0	(4)
TOR	01/2022		$5,761	MXN	118,020	0	(13)
	03/2022		12		248	0	0
UAG	01/2022		557	RUB	40,456	0	(19)
	01/2022		9,227	TWD	256,025	16	0

Total Forward Foreign Currency Contracts						$1,839	$(3,344)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	162,700	$1,562	$1,236

Total Purchased Options	$1,562	$1,236

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	6,600	$(8)	$(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	2,600	(4)	(2)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	9,800	(11)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	3,600	(4)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,800	(9)	(4)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	4,800	(26)	(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	1,200	(7)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	3,500	(20)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	3,900	(5)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	2,300	(2)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	12,400	(16)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	3,800	(5)	(1)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	7,000	(8)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,800	(10)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	5,100	(6)	(1)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	4,700	(22)	(2)
Put - OTC CDX.HY-37 5-Year Index	Sell	96.000	03/16/2022	1,700	(7)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,300	(5)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	7,400	(8)	(2)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,200	(5)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	6,800	(7)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	8,200	(9)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	2,700	(3)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,100	(5)	(2)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	3,200	(5)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	7,200	(9)	(4)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	800	(4)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	5,900	(7)	(2)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,700	(3)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	2,900	(6)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	2,900	(5)	(2)

$(251)	$(46)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	325,300	$(1,561)	$(1,013)

Total Written Options	$(1,812)	$(1,059)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,682	$(665)	$692	$27	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	RU20INTR Index	14,890	0.288% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/01/2022	$178,276	$0	$(5,439)	$0	$(5,439)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

FAR	Receive	RU20INTR Index	5,271	0.217% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/05/2022	60,269	0	961	961	0
	Receive	RU20INTR Index	49,527	0.290% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/14/2022	604,943	0	(31,273)	0	(31,273)
	Receive	RU20INTR Index	24,052	0.370% (3-Month USD-LIBOR plus a specified spread)	Maturity	01/11/2023	289,365	0	(10,675)	0	(10,675)
RBC	Receive	RU20INTR Index	19,554	0.203% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/11/2022	222,296	0	4,926	4,926	0

								$0	$(41,500)	$5,887	$(47,387)

Total Swap Agreements								$(665)	$(40,808)	$5,914	$(47,387)

(m)

Securities with an aggregate market value of $44,842 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$131,624	$0		$131,624
Industrials						0	55,221	0		55,221
Utilities						0	13,057	0		13,057
Municipal Bonds & Notes
California						0	3,858	0		3,858
Colorado						0	3,097	0		3,097
Illinois						0	119	0		119
New York						0	1,240	0		1,240
Washington						0	778	0		778
U.S. Government Agencies						0	49,497	0		49,497
U.S. Treasury Obligations						0	467,846	0		467,846
Non-Agency Mortgage-Backed Securities						0	138,387	0		138,387
Asset-Backed Securities						0	275,866	0		275,866
Sovereign Issues						0	18,318	0		18,318
Preferred Securities
Banking & Finance						0	2,973	0		2,973
Utilities						0	0	13,660		13,660
Short-Term Instruments
Repurchase Agreements						0	23,617	0		23,617
Israel Treasury Bills						0	21,676	0		21,676
U.S. Treasury Bills						0	396,182	0		396,182
U.S. Treasury Cash Management Bills						0	274,068	0		274,068

						$0	$1,877,424	$13,660		$1,891,084
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$48,560	$0	$0		$48,560

Total Investments						$48,560	$1,877,424	$13,660		$1,939,644

Short Sales, at Value - Liabilities
U.S. Government Agencies						0	(44,679)	0		(44,679)
Sovereign Issues						0	(11,048)	0		(11,048)

						$0	$(55,727)	$0		$(55,727)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						4	1,548	0		1,552
Over the counter						0	8,989	0		8,989

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2021 (Unaudited)

	$4	$10,537	$0	$10,541
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,030)	(2,339)	0	(3,369)
Over the counter	0	(51,790)	0	(51,790)

	$(1,030)	$(54,129)	$0	$(55,159)

Total Financial Derivative Instruments	$(1,026)	$(43,592)	$0	$(44,618)

Totals	$47,534	$1,778,105	$13,660	$1,839,299

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Strategic Bond Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Brookfield Retail Holdings VII Sub 3 LLC 2.604% (LIBOR03M + 2.500%) due 08/27/2025 ~		$190	$188
Caesars Resort Collection LLC 3.604% (LIBOR03M + 3.500%) due 07/21/2025 ~		397	398
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		194	194
Dei Sales, Inc. 5.604% (LIBOR03M + 5.500%) due 04/28/2028 «~		198	198
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		198	198
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		198	193
MPH Acquisition Holdings LLC 4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~		200	196
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		193	193
U.S. Foods, Inc. 2.841% due 11/17/2028		300	300
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		269	265

Total Loan Participations and Assignments (Cost $2,323)			2,323

CORPORATE BONDS & NOTES 18.2%
BANKING & FINANCE 12.6%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	202
American Assets Trust LP 3.375% due 02/01/2031		200	205
American Tower Corp. 2.300% due 09/15/2031		200	195
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6	6
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)	EUR	400	484
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$400	404
Bank of America Corp. 3.864% due 07/23/2024 •		300	313
Barclays PLC
3.375% due 04/02/2025 •	EUR	100	122
4.610% due 02/15/2023 •		$200	201
4.972% due 05/16/2029 •		700	799
7.250% due 03/15/2023 •(d)(e)	GBP	200	284
7.875% due 03/15/2022 •(d)(e)		$200	203
BNP Paribas S.A.
1.904% due 09/30/2028 •		300	293
2.871% due 04/19/2032 •		200	203
7.000% due 08/16/2028 •(d)		300	351
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	199
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	53
CIT Group, Inc. 4.750% due 02/16/2024		200	212
Credit Suisse AG 6.500% due 08/08/2023 (e)		200	216
Credit Suisse Group AG
4.550% due 04/17/2026		500	551
5.250% due 02/11/2027 •(d)(e)		300	311
6.375% due 08/21/2026 •(d)(e)		200	216
Deutsche Bank AG
0.898% due 05/28/2024 (f)		200	198
1.625% due 01/20/2027	EUR	200	237
1.750% due 11/19/2030 •		200	237
3.729% due 01/14/2032 •(f)		$200	205
3.961% due 11/26/2025 •		400	423
Ford Motor Credit Co. LLC
0.130% due 12/01/2024 •	EUR	100	112
1.744% due 07/19/2024		100	116
2.748% due 06/14/2024	GBP	100	136

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

3.375% due 11/13/2025		$300	312
4.535% due 03/06/2025	GBP	100	143
Goldman Sachs Group, Inc.
0.523% due 03/08/2023		$200	199
0.673% due 03/08/2024 •		200	199
1.124% (US0003M + 1.000%) due 07/24/2023 ~		200	201
1.776% (US0003M + 1.600%) due 11/29/2023 ~		300	306
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	200	267
2.871% due 11/22/2032 •		$300	303
4.292% due 09/12/2026 •		300	324
4.583% due 06/19/2029 •		100	112
6.000% due 09/29/2023 •(d)(e)	EUR	200	247
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		$200	193
4.750% due 04/27/2027		200	207
ING Groep NV 2.727% due 04/01/2032 •		400	409
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(d)	EUR	200	277
JPMorgan Chase & Co.
1.024% (US0003M + 0.900%) due 04/25/2023 ~		$400	401
1.354% (US0003M + 1.230%) due 10/24/2023 ~		300	302
Kennedy-Wilson, Inc. 4.750% due 02/01/2030		200	203
Lazard Group LLC 4.500% due 09/19/2028		800	916
LeasePlan Corp. NV 2.875% due 10/24/2024		200	206
Lloyds Banking Group PLC 7.625% due 06/27/2023 •(d)(e)	GBP	300	435
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		$200	200
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	100	139
National Health Investors, Inc. 3.000% due 02/01/2031		$200	193
Nationwide Building Society
4.302% due 03/08/2029 •		300	331
4.363% due 08/01/2024 •		300	314
Natwest Group PLC
3.875% due 09/12/2023		500	522
4.519% due 06/25/2024 •		200	209
4.800% due 04/05/2026		500	557
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		200	197
OneMain Finance Corp. 6.125% due 03/15/2024		250	265
Public Storage 0.500% due 09/09/2030	EUR	200	221
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		$950	1,020
7.375% due 06/24/2022 •(d)(e)	GBP	200	277
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(d)(e)		$200	204
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		700	730
Societe Generale S.A.
1.488% due 12/14/2026 •		300	292
6.750% due 04/06/2028 •(d)(e)		300	330
Standard Chartered PLC
2.819% due 01/30/2026 •		300	308
7.500% due 04/02/2022 •(d)(e)		200	203
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	196
UniCredit SpA 7.830% due 12/04/2023		600	669
Wells Fargo & Co.
1.359% (US0003M + 1.230%) due 10/31/2023 ~		200	202
3.000% due 04/22/2026		300	315

			21,743

INDUSTRIALS 5.0%
Air Canada 4.625% due 08/15/2029	CAD	200	158
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$77	74
3.375% due 11/01/2028		203	201
American Airlines, Inc.
5.500% due 04/20/2026		200	208
5.750% due 04/20/2029		100	107
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	300	392
BK LC Lux Finco1 SARL 5.250% due 04/30/2029	EUR	100	118

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Boeing Co. 1.950% due 02/01/2024		$200	202
Broadcom, Inc.
3.137% due 11/15/2035		3	3
4.110% due 09/15/2028		12	13
Caesars Entertainment, Inc. 6.250% due 07/01/2025		100	105
Charter Communications Operating LLC 3.500% due 06/01/2041		200	195
Coty, Inc.
3.875% due 04/15/2026	EUR	100	117
4.750% due 01/15/2029		$200	204
5.000% due 04/15/2026		300	309
D.R. Horton, Inc.
4.375% due 09/15/2022		100	102
4.750% due 02/15/2023		200	207
DAE Funding LLC 3.375% due 03/20/2028		200	203
Expedia Group, Inc. 6.250% due 05/01/2025		44	50
Grifols Escrow Issuer S.A. 3.875% due 10/15/2028	EUR	200	229
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$100	100
3.750% due 05/01/2029		400	404
Hyatt Hotels Corp. 1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		100	100
IHS Markit Ltd. 5.000% due 11/01/2022		200	207
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	404
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	113
Marriott International, Inc. 2.850% due 04/15/2031		$200	200
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	194
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	152	224
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$100	102
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		500	525
Petroleos Mexicanos 6.700% due 02/16/2032		199	201
Sands China Ltd. 2.850% due 03/08/2029		200	188
Summer BC Bidco B LLC 5.500% due 10/31/2026		200	205
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	219
TEGNA, Inc. 4.625% due 03/15/2028		200	203
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	313
Transocean, Inc. 7.250% due 11/01/2025		100	77
United Airlines Pass-Through Trust 5.875% due 04/15/2029		181	198
United Airlines, Inc.
4.375% due 04/15/2026		100	104
4.625% due 04/15/2029		300	310
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		200	200
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	100	134
Wynn Macau Ltd. 5.500% due 01/15/2026		$400	376
Wynn Resorts Finance LLC 7.750% due 04/15/2025		100	105

			8,603

UTILITIES 0.6%
Duke Energy Corp. 0.851% (US0003M + 0.650%) due 03/11/2022 ~		300	300
Pacific Gas & Electric Co.
1.367% due 03/10/2023		400	398
3.250% due 06/01/2031		200	201

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Rio Oil Finance Trust 8.200% due 04/06/2028		232	263

			1,162

Total Corporate Bonds & Notes (Cost $30,473)			31,508

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	201

Total Municipal Bonds & Notes (Cost $200)			201

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.222% due 03/25/2034 •		5	4
1.002% due 04/25/2032 •		8	8
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		676	736

Total U.S. Government Agencies (Cost $705)			748

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Notes
0.125% due 06/30/2023		900	894
0.625% due 08/15/2030		100	93
0.750% due 04/30/2026		1,600	1,569
0.875% due 06/30/2026		1,200	1,181
0.875% due 11/15/2030		1,000	951
1.250% due 07/31/2023		587	593
1.375% due 10/31/2028		7,410	7,382
2.625% due 02/15/2029		360	389
2.875% due 05/15/2028 (i)		1,100	1,199
3.125% due 11/15/2028		3,300	3,669

Total U.S. Treasury Obligations (Cost $17,580)			17,920

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		119	107
Banc of America Funding Trust 2.335% due 06/20/2032 ~		20	21
Bear Stearns Adjustable Rate Mortgage Trust 2.846% due 02/25/2034 ~		23	24
Bear Stearns ALT-A Trust 3.156% due 05/25/2036 ^~		662	431
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		362	325
Countrywide Home Loan Mortgage Pass-Through Trust 3.008% due 08/25/2034 ^~		2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.116% due 07/25/2033 ~		4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		242	202
EMF-NL Prime BV 0.249% due 04/17/2041 •	EUR	35	39
GSR Mortgage Loan Trust
2.325% due 06/25/2034 ~		$13	14
5.750% due 01/25/2037 ^		11	9
HarborView Mortgage Loan Trust 3.643% due 06/19/2036 ^~		130	83
MASTR Adjustable Rate Mortgages Trust 1.933% due 05/25/2034 ~		46	46
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.970% due 08/15/2032 •		69	67
Residential Accredit Loans, Inc. Trust 5.881% due 09/25/2037 ~		411	346
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		198	112
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	222	301
Structured Asset Mortgage Investments Trust 0.604% due 07/19/2035 •		$21	20
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	847	1,155
VMC Finance LLC 1.204% due 06/16/2036 •		$166	166
WaMu Mortgage Pass-Through Certificates Trust
1.482% due 08/25/2042 •		11	11

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

2.796% due 03/25/2037 ^~		407	380

Total Non-Agency Mortgage-Backed Securities (Cost $3,989)			3,865

ASSET-BACKED SECURITIES 14.5%
American Money Management Corp. CLO Ltd.
0.992% due 04/17/2029 •		460	459
1.096% due 11/10/2030 •		500	502
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.807% due 11/25/2035 •		390	390
1.122% due 09/25/2034 •		277	278
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		500	499
Apidos CLO 1.052% due 07/17/2030 •		500	499
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		296	296
Ares CLO Ltd. 0.990% due 01/15/2029 •		300	299
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	300	341
Babson Euro CLO DAC 0.272% due 10/25/2029 •		91	104
Bayview Financial Acquisition Trust 6.596% due 12/28/2036 þ		$266	286
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		102	102
Bear Stearns Asset-Backed Securities Trust
0.332% due 02/25/2037 •		600	580
0.732% due 02/25/2036 •		395	395
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	500	567
Cairn CLO DAC 0.600% due 04/30/2031 •		500	569
CIT Mortgage Loan Trust 1.603% due 10/25/2037 •		$400	407
Countrywide Asset-Backed Certificates 0.303% due 06/25/2047 ^•		429	405
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •		155	154
CSAB Mortgage-Backed Trust 0.232% due 11/25/2036 •		921	207
Elevation CLO Ltd. 1.080% due 10/25/2030 •		300	300
Fremont Home Loan Trust 0.242% due 01/25/2037 •		573	379
Harvest CLO DAC 0.850% due 01/15/2032 •	EUR	500	568
HSI Asset Securitization Corp. Trust 0.882% due 01/25/2036 •		$400	393
IXIS Real Estate Capital Trust 0.562% due 01/25/2037 •		115	56
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	500	568
0.650% due 04/15/2031 •		500	569
LCM LP
1.086% due 07/19/2027 •		$700	700
1.172% due 10/20/2027 •		207	207
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		330	331
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		377	377
Magnetite Ltd. 1.023% due 11/15/2028 •		600	599
Marathon CLO Ltd. 1.274% due 04/15/2029 •		251	251
Marble Point CLO Ltd. 1.164% due 10/15/2030 •		500	500
Morgan Stanley ABS Capital, Inc. Trust
0.402% due 09/25/2036 •		691	329
0.642% due 12/25/2034 •		231	225
Mountain View CLO LLC 1.162% due 01/16/2031 •		500	499
OSD CLO Ltd. 0.877% due 04/17/2031 •		700	700
OZLM Ltd. 1.182% due 04/30/2027 •		113	113
Palmer Square Loan Funding Ltd.
0.960% due 02/20/2028 •		193	193
1.056% due 11/15/2026 •		113	113
Rad CLO Ltd. 1.321% due 07/24/2032 •		700	700
Residential Asset Securities Corp. Trust
0.622% due 07/25/2036 ^•		1,329	1,252
0.702% due 02/25/2036 •		1,019	1,018

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Saxon Asset Securities Trust 0.412% due 09/25/2037 •		345	340
SG Mortgage Securities Trust 0.312% due 10/25/2036 •		700	594
Sierra Madre Funding Ltd. 0.504% due 09/07/2039 •		930	831
Sound Point CLO Ltd.
1.104% due 07/25/2030 •		500	500
1.114% due 01/23/2029 •		592	592
1.182% due 10/20/2028 •		564	564
Soundview Home Loan Trust 0.302% due 06/25/2037 •		590	516
Stratus CLO Ltd. 1.080% due 12/28/2029 •		300	300
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		500	501
TCW CLO Ltd. 1.124% due 04/25/2031 •		300	300
Venture CLO Ltd.
1.152% due 04/20/2029 •		366	366
1.182% due 07/20/2030 •		700	700
1.304% due 07/30/2032 •		300	300
WaMu Asset-Backed Certificates WaMu Trust 0.327% due 05/25/2037 •		397	385

Total Asset-Backed Securities (Cost $24,160)			25,068

SOVEREIGN ISSUES 4.5%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (b)	BRL	1,200	210
0.000% due 07/01/2022 (b)		7,300	1,244
0.000% due 10/01/2022 (b)		6,300	1,041
Israel Government International Bond
3.800% due 05/13/2060		$200	232
5.500% due 01/31/2022	ILS	6,100	1,970
Peru Government International Bond
5.940% due 02/12/2029	PEN	3,100	797
6.350% due 08/12/2028		1,800	475
8.200% due 08/12/2026		1,000	286
Provincia de Buenos Aires 37.922% due 04/12/2025	ARS	380	2
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	213
Saudi Government International Bond 4.500% due 10/26/2046		$200	235
South Africa Government International Bond 4.850% due 09/30/2029		400	414
Turkey Government International Bond 6.350% due 08/10/2024		600	592

Total Sovereign Issues (Cost $8,119)			7,711

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AGFC Capital Trust 1.874% (US0003M + 1.750%) due 01/15/2067 ~		100,000	58
Citigroup, Inc. 4.000% due 12/10/2025 •(d)		200,000	202
Nationwide Building Society 10.250% due 12/31/2049 ~(d)		250	65

Total Preferred Securities (Cost $307)			325

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 45.4%
REPURCHASE AGREEMENTS (g) 20.1%			34,726

SHORT-TERM NOTES 2.1%
Federal Home Loan Bank 0.041% due 02/02/2022 (b)(c)		$3,700	3,700

ISRAEL TREASURY BILLS 0.4%
(0.020)% due 02/02/2022 (b)(c)	ILS	2,100	675

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

JAPAN TREASURY BILLS 5.0%
(0.137)% due 01/11/2022 (b)(c)	JPY	1,000,000	8,693

U.S. TREASURY BILLS 12.0%
0.055% due 01/11/2022 - 04/28/2022 (a)(b)		$20,700	20,698

U.S. TREASURY CASH MANAGEMENT BILLS 5.8%
0.053% due 03/22/2022 (b)(c)		10,000	9,999

Total Short-Term Instruments (Cost $78,768)			78,491

Total Investments in Securities (Cost $166,624)			168,160

		SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III		270,703	2,631

Total Short-Term Instruments (Cost $2,666)			2,631

Total Investments in Affiliates (Cost $2,666)			2,631

Total Investments 98.8% (Cost $169,290)			$170,791
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $(2,319))			(34)
Other Assets and Liabilities, net 1.2%			2,097

Net Assets 100.0%			$172,854

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$200	$198	0.11%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	201	205	0.12

Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$401	$403	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	0.040%	12/31/2021	01/03/2022	$33,800	U.S. Treasury Bonds 2.750% due 08/15/2047	$(34,548)	$33,800	$33,800
FICC	0.000	12/31/2021	01/03/2022	926	U.S. Treasury Notes 1.250% due 03/31/2028	(944)	926	926

Total Repurchase Agreements	$(35,492)	$34,726	$34,726

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$13,600	$(13,535)	$(13,529)

U.S. Treasury Obligations (1.0)%
U.S. Treasury Bonds	0.125%	07/15/2031	1,445	(1,618)	(1,627)

Total Short Sales (8.8)%	$(15,153)	$(15,156)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(300) at a weighted average interest rate of 0.048%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond March Futures	03/2022	29	$4,854	$(68)	$0	$(7)
Euro-Bund 10-Year Bond March Futures	03/2022	17	3,317	(50)	0	(3)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury 5-Year Note March Futures	03/2022	156	18,872	0	11	0
U.S. Treasury 10-Year Note March Futures	03/2022	141	18,396	21	9	0

$(97)	$20	$(10)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	14	$(2,050)	$(21)	$0	$(3)
U.S. Treasury 30-Year Bond March Futures	03/2022	14	(2,246)	(22)	0	(8)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	14	(2,760)	(8)	0	(22)

$(51)	$0	$(33)

Total Futures Contracts	$(148)	$20	$(43)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.679%	$300	$59	$(8)	$51	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.447	100	0	1	1	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	100	2	0	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	100	0	1	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	100	(1)	1	0	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.604	EUR	300	1	3	4	1	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	400	92	(3)	89	1	0
Valeo SA	1.000	Quarterly	06/20/2028	1.681	200	(8)	(2)	(10)	0	0

$145	$(7)	$138	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$1,000	$(96)	$3	$(93)	$0	$(2)
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	700	(17)	0	(17)	0	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	700	(18)	1	(17)	0	0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022	900	(27)	22	(5)	0	0

$(158)	$26	$(132)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$600	$(21)	$(3)	$(24)	$0	$0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	700	54	12	66	1	0

$33	$9	$42	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	2,000	$10	$66	$76	$0	$(7)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032	2,900	22	(101)	(79)	21	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	1,700	(30)	80	50	0	(43)
Pay	1-Year BRL-CDI	7.115	Maturity	01/02/2023	BRL	22,000	0	(135)	(135)	0	0
Pay	1-Year BRL-CDI	7.790	Maturity	01/02/2024	15,000	0	(110)	(110)	0	(1)
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024	2,800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024	5,500	0	(1)	(1)	0	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,600	0	0	0	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		3,600	0	2	2	0	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		900	0	1	1	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		1,300	0	(2)	(2)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	900	0	3	3	0	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		200	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		400	2	(1)	1	0	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023		16,100	0	24	24	5	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		2,100	0	2	2	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		300	0	(3)	(3)	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		300	0	(3)	(3)	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		200	0	(2)	(2)	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		100	0	(1)	(1)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		2,100	1	(24)	(23)	1	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(55)	(33)	(88)	3	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	8,078,300	(18)	(4)	(22)	6	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		1,304,000	2	8	10	1	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		4,136,200	44	(19)	25	0	(9)
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		713,400	3	(13)	(10)	0	(2)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	6,100	2	16	18	0	(1)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,500	0	21	21	0	(2)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		$400	(4)	18	14	0	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025		3,300	0	(55)	(55)	0	0
Pay	3-Month USD-LIBOR	0.640	Semi-Annual	02/18/2026		4,100	(6)	(94)	(100)	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		4,700	(120)	(49)	(169)	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		13,830	138	801	939	0	(7)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		330	11	33	44	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,900	(114)	(15)	(129)	0	(10)
Pay(6)	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	150,000	(1)	(120)	(121)	0	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	900	0	(76)	(76)	10	0

							$(113)	$213	$100	$48	$(83)

Total Swap Agreements							$(93)	$241	$148	$51	$(85)

(i)	Securities with an aggregate market value of $669 and cash of $1,513 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		JPY	1,000,000		$8,997		$303		$0
		01/2022		PEN	757		183		0		(7)
		01/2022		RUB	5,604		75		1		0
		01/2022			$3,189		CNH	20,447	24		0
		01/2022			91		MXN	1,885	1		0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

03/2022	MXN	2,078	$99	0	(1)
09/2022	PEN	702	167	0	(6)
11/2022	$46	ZAR	735	0	(2)
BPS	01/2022	CAD	1,030	$809	0	(6)
01/2022	CLP	287,437	341	4	0
01/2022	GBP	2,708	3,586	0	(80)
01/2022	MXN	1,885	92	0	0
01/2022	$16	CLP	13,743	0	0
01/2022	86	EUR	76	1	0
01/2022	21	RUB	1,561	0	(1)
02/2022	CLP	13,743	$16	0	0
02/2022	$17	INR	1,281	0	0
03/2022	338	CLP	287,436	0	(5)
04/2022	BRL	600	$106	1	0
05/2022	$48	ZAR	760	0	(1)
07/2022	BRL	600	$105	2	0
08/2022	$194	ZAR	3,091	0	(5)
10/2022	PEN	561	$137	0	0
11/2022	$103	ZAR	1,643	0	(3)
BSH	07/2022	BRL	6,000	$1,079	54	0
10/2022	5,100	890	43	0
CBK	01/2022	4,488	804	0	(1)
01/2022	CLP	82,252	95	0	(1)
01/2022	ILS	1,161	356	0	(18)
01/2022	PEN	3,125	758	0	(25)
01/2022	RUB	9,792	132	1	0
01/2022	$799	BRL	4,488	7	0
01/2022	371	CLP	287,436	0	(34)
01/2022	952	PEN	3,883	21	0
02/2022	CLP	184,594	$217	1	0
02/2022	ILS	2,100	640	0	(36)
02/2022	PEN	1,111	283	8	(3)
04/2022	432	107	0	0
08/2022	295	73	0	0
12/2022	3,883	926	0	(22)
DUB	01/2022	CNH	8,626	1,349	0	(7)
02/2022	RUB	15,467	207	2	0
02/2022	$16	INR	1,214	0	0
02/2022	42	RUB	3,111	0	(1)
FBF	01/2022	BRL	4,488	$789	0	(17)
01/2022	$804	BRL	4,488	2	0
02/2022	784	4,488	17	0
GLM	01/2022	158	RUB	11,524	0	(5)
02/2022	70	5,186	0	(1)
10/2022	BRL	700	$122	6	0
11/2022	$49	ZAR	778	0	(2)
HUS	01/2022	CLP	468,197	$541	0	(8)
01/2022	CNH	3,916	609	0	(7)
01/2022	EUR	77	87	0	0
02/2022	$738	COP	2,805,301	0	(51)
02/2022	104	RUB	7,537	0	(4)
JPM	01/2022	CNH	5,502	$859	0	(6)
01/2022	ILS	5,277	1,623	0	(74)
02/2022	$39	INR	2,933	1	0
04/2022	BRL	600	$106	1	0
07/2022	700	127	8	0
10/2022	500	86	3	0
MYI	02/2022	COP	2,853,495	719	20	0
02/2022	$865	CLP	738,104	0	(2)
03/2022	CLP	287,890	$350	15	0
SCX	01/2022	CNH	2,153	335	0	(3)
01/2022	EUR	6,820	7,688	0	(77)
02/2022	6,821	7,761	0	(9)
02/2022	GBP	2,708	3,668	2	0
05/2022	$88	ZAR	1,430	0	0
TOR	03/2022	MXN	624	$29	0	(1)
UAG	01/2022	$540	CLP	468,197	8	0
01/2022	35	RUB	2,544	0	(1)
02/2022	CLP	468,197	$539	0	(8)
11/2022	$110	ZAR	1,721	0	(6)

Total Forward Foreign Currency Contracts	$557	$(547)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	700	$37	$26
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	300	17	18
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	500	27	26

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	500	27	27

Total Purchased Options	$108	$97

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	400	$(1)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	600	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	700	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	500	(1)	0
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	600	(3)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	100	(1)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	03/16/2022	300	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	300	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	200	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	1,100	(1)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	3,000	(4)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	500	(1)	0
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	0
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	100	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	500	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	1,700	(2)	(1)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	100	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	500	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	300	0	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	400	(1)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	400	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	400	(1)	(1)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	700	(1)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,800	(2)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	400	(1)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	200	0	0

$(28)	$(6)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	06/29/2023	3,400	$(37)	$(35)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	1,500	(17)	(21)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	2,500	(26)	(34)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	18,500	(37)	(19)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	18,500	(37)	(47)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.500	02/07/2022	2,800	(3)	(14)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	2,500	(27)	(35)
RBC	Call - OTC 5-Year Interest Rate Swap	3-Month CAD-LIBOR	Receive	1.748	01/20/2022	1,500	(6)	(2)

$(190)	$(207)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	$100.297	03/07/2022	200	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	300	(1)	(1)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	200	(1)	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	100	0	1
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	200	(1)	(1)

$(13)	$(6)

Total Written Options	$(231)	$(219)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	1.000%	$200	$0	$0	$0	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	300	(5)	2	0	(3)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446	100	0	(1)	0	(1)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.447	200	(1)	4	3	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.383	100	(1)	0	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	100	(1)	3	2	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.169	700	(31)	28	0	(3)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.246	200	(6)	5	0	(1)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	100	0	0	0	0

$(45)	$41	$5	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$58	$31	$(29)	$2	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	174	94	(86)	8	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	291	156	(143)	13	0

$281	$(258)	$23	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$9,189	$(2,267)	$2,360	$93	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	26	5	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(12)	15	3	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	17	3	0

$(2,314)	$2,418	$104	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	36,200	$6	$3	$9	$0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	18,900	(9)	2	0	(7)
DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	17,000	(1)	5	4	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	9,000	(1)	(2)	0	(3)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	48,500	2	9	11	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	25,800	(6)	(4)	0	(10)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	161,500	19	20	39	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	82,400	(35)	4	0	(31)

$(25)	$37	$63	$(51)

Total Swap Agreements	$(2,103)	$2,238	$195	$(60)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,125	$198	$2,323
Corporate Bonds & Notes
Banking & Finance	0	21,743	0	21,743
Industrials	0	8,603	0	8,603
Utilities	0	1,162	0	1,162
Municipal Bonds & Notes
California	0	201	0	201
U.S. Government Agencies	0	748	0	748
U.S. Treasury Obligations	0	17,920	0	17,920
Non-Agency Mortgage-Backed Securities	0	3,865	0	3,865
Asset-Backed Securities	0	25,068	0	25,068
Sovereign Issues	0	7,711	0	7,711
Preferred Securities
Banking & Finance	0	325	0	325
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	34,726	0	34,726
Short-Term Notes	0	3,700	0	3,700
Israel Treasury Bills	0	675	0	675
Japan Treasury Bills	0	8,693	0	8,693
U.S. Treasury Bills	0	20,698	0	20,698
U.S. Treasury Cash Management Bills	0	9,999	0	9,999

$0	$167,962	$198	$168,160
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,631	$0	$0	$2,631

Total Investments	$2,631	$167,962	$198	$170,791

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(13,529)	0	(13,529)
U.S. Treasury Obligations	0	(1,627)	0	(1,627)

$0	$(15,156)	$0	$(15,156)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	71	0	71
Over the counter	0	849	0	849

$0	$920	$0	$920
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(118)	0	(128)
Over the counter	0	(826)	0	(826)

$(10)	$(944)	$0	$(954)

Total Financial Derivative Instruments	$(10)	$(24)	$0	$(34)

Totals	$2,621	$152,782	$198	$155,601

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Total Return ESG Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.9% ¤
CORPORATE BONDS & NOTES 68.0%
BANKING & FINANCE 40.1%
AerCap Ireland Capital DAC 4.625% due 07/01/2022		$325	$331
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		13,400	12,813
American Tower Corp. 5.000% due 02/15/2024		3,000	3,230
Andrew W Mellon Foundation 0.947% due 08/01/2027		9,000	8,737
Asian Development Bank
1.500% due 05/04/2028	CAD	14,000	10,958
1.875% due 08/10/2022		$5,200	5,246
4.700% due 03/12/2024	MXN	215,000	9,887
6.000% due 02/05/2026	BRL	54,800	8,655
AvalonBay Communities, Inc.
1.900% due 12/01/2028		$7,300	7,214
2.050% due 01/15/2032		11,800	11,680
Banco de Sabadell S.A. 1.125% due 03/11/2027 •	EUR	2,400	2,784
Banco Santander S.A. 1.125% due 06/23/2027		4,500	5,271
Bank of America Corp.
0.981% due 09/25/2025 •		$12,700	12,554
1.486% due 05/19/2024 •		7,700	7,758
1.530% due 12/06/2025 •		17,000	17,039
2.456% due 10/22/2025 •		4,300	4,419
Bank of Nova Scotia
0.650% due 07/31/2024		11,500	11,362
2.375% due 01/18/2023		5,300	5,392
Bankinter S.A. 0.625% due 10/06/2027	EUR	3,100	3,522
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033		10,000	12,005
Barclays Bank PLC 7.625% due 11/21/2022 (f)		$805	849
Barclays PLC
0.625% due 11/14/2023 •	EUR	8,000	9,172
1.586% (US0003M + 1.430%) due 02/15/2023 ~		$1,400	1,402
3.684% due 01/10/2023		1,800	1,801
4.610% due 02/15/2023 •		800	803
7.875% due 09/15/2022 •(e)(f)	GBP	2,200	3,106
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		$1,300	1,324
3.099% due 01/01/2030		3,400	3,522
BNP Paribas S.A. 1.675% due 06/30/2027 •		10,000	9,837
Boston Properties LP
2.550% due 04/01/2032		6,300	6,260
3.400% due 06/21/2029		9,400	9,987
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	18,077
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		12,300	12,052
Cantor Fitzgerald LP 6.500% due 06/17/2022		2,800	2,870
Capital One Financial Corp. 4.250% due 04/30/2025		2,600	2,811
Citigroup, Inc.
0.776% due 10/30/2024 •		13,800	13,724
1.281% due 11/03/2025 •		12,300	12,275
1.678% due 05/15/2024 •		11,500	11,631
Community Preservation Corp. 2.867% due 02/01/2030		15,000	15,515
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	10,515
1.106% due 02/24/2027 •		8,200	7,960
Corp. Inmobiliaria Vesta S.A.B. de C.V. 3.625% due 05/13/2031		10,000	9,814
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	3,900	4,533
2.750% due 05/12/2026		1,500	1,836

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

2.750% due 01/22/2028	GBP	2,900	3,930
Credit Agricole S.A.
1.144% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,650
3.750% due 04/24/2023		10,300	10,675
Digital Dutch Finco BV
1.000% due 01/15/2032	EUR	4,700	5,200
1.500% due 03/15/2030		4,300	5,084
Duke Realty LP
1.750% due 02/01/2031		$10,300	9,757
2.250% due 01/15/2032		10,000	9,819
Equinix, Inc.
1.000% due 03/15/2033	EUR	5,200	5,698
1.550% due 03/15/2028		$15,500	14,922
2.500% due 05/15/2031		1,500	1,501
Equitable Financial Life Global Funding 1.300% due 07/12/2026		8,300	8,131
ERP Operating LP
1.850% due 08/01/2031		3,000	2,915
4.150% due 12/01/2028		1,900	2,147
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	13,530
European Investment Bank
1.625% due 10/09/2029		13,150	13,222
2.375% due 05/24/2027		10,000	10,507
2.875% due 06/13/2025		10,500	11,122
3.300% due 02/03/2028	AUD	3,400	2,670
European Union 0.400% due 02/04/2037	EUR	10,500	12,088
Federal Realty Investment Trust 1.250% due 02/15/2026		$9,100	8,922
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	4,700	5,665
Hana Bank 3.375% due 01/30/2022		$10,100	10,119
HAT Holdings LLC
3.375% due 06/15/2026		8,110	8,202
3.750% due 09/15/2030		8,475	8,466
Healthpeak Properties, Inc. 2.125% due 12/01/2028		17,500	17,539
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	6,568
3.375% due 12/15/2029		18,500	18,876
3.500% due 09/15/2030		3,100	3,186
HSBC Holdings PLC 3.033% due 11/22/2023 •		1,000	1,018
Hyundai Capital Services, Inc. 1.250% due 02/08/2026		8,500	8,300
ING Groep NV
1.400% due 07/01/2026 •		6,300	6,239
4.625% due 01/06/2026		5,300	5,894
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	12,600	10,112
5.310% due 02/05/2026	ZAR	126,000	7,528
International Finance Corp. 8.000% due 10/09/2023	IDR	150,000,000	11,113
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$13,300	13,114
0.653% due 09/16/2024 •		12,600	12,546
0.768% due 08/09/2025 •		8,300	8,173
KBC Group NV 0.375% due 06/16/2027 •	EUR	4,700	5,366
Kilroy Realty LP
2.500% due 11/15/2032		$6,000	5,818
2.650% due 11/15/2033		12,000	11,679
4.750% due 12/15/2028		6,600	7,555
Kimco Realty Corp. 2.700% due 10/01/2030		10,700	10,872
Kookmin Bank 2.500% due 11/04/2030		9,300	9,147
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		23,500	23,778
Lloyds Banking Group PLC 7.625% due 06/27/2023 •(e)(f)	GBP	2,200	3,191
Low Income Investment Fund
3.386% due 07/01/2026		$1,700	1,767
3.711% due 07/01/2029		4,300	4,577
Mediobanca Banca di Credito Finanziario SpA 1.000% due 09/08/2027	EUR	2,700	3,129
MGIC Investment Corp. 5.750% due 08/15/2023		$2,400	2,538
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,568
1.435% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,688
3.922% due 09/11/2024 •		$2,900	3,031
Morgan Stanley 0.864% due 10/21/2025 •		9,400	9,272

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

National Australia Bank Ltd.
3.250% due 03/24/2022	AUD	780	571
3.625% due 06/20/2023		$8,300	8,643
Natwest Group PLC 2.359% due 05/22/2024 •		11,500	11,687
NongHyup Bank
0.875% due 07/28/2024		5,200	5,152
1.250% due 07/20/2025		12,000	11,891
1.250% due 07/28/2026		6,000	5,898
Norinchukin Bank 2.080% due 09/22/2031 (h)		12,000	11,901
OneMain Finance Corp. 3.500% due 01/15/2027		8,600	8,514
ORIX Corp. 4.050% due 01/16/2024		3,500	3,696
Pacific Life Global Funding 1.375% due 04/14/2026		9,100	9,061
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		6,200	6,371
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	12,715
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		4,800	4,931
Principal Life Global Funding 1.250% due 08/16/2026		5,800	5,666
Prologis International Funding S.A. 1.750% due 03/15/2028	EUR	4,800	5,880
Realty Income Corp. 1.125% due 07/13/2027	GBP	3,600	4,735
Regency Centers LP 3.700% due 06/15/2030		$3,600	3,945
Reliance Standard Life Global Funding 3.850% due 09/19/2023		2,800	2,923
Rexford Industrial Realty LP 2.150% due 09/01/2031		6,200	5,861
SATO Oyj 1.375% due 02/24/2028	EUR	4,700	5,489
Shinhan Bank Co. Ltd.
1.375% due 10/21/2026		$8,300	8,193
4.000% due 04/23/2029		6,000	6,628
Shinhan Financial Group Co. Ltd. 3.340% due 02/05/2030 •		6,400	6,594
Shriram Transport Finance Co. Ltd.
4.400% due 03/13/2024		8,200	8,313
5.100% due 07/16/2023		900	919
Standard Chartered PLC 1.214% due 03/23/2025 •		12,500	12,403
Starwood Property Trust, Inc. 3.750% due 12/31/2024		8,200	8,298
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024		4,000	3,956
0.934% due 10/11/2024	EUR	10,000	11,678
UDR, Inc.
3.100% due 11/01/2034		$10,500	10,908
3.500% due 01/15/2028		1,800	1,933
Unipol Gruppo SpA 3.250% due 09/23/2030	EUR	6,400	8,287
USAA Capital Corp. 2.125% due 05/01/2030		$6,000	6,011
Visa, Inc. 0.750% due 08/15/2027		9,900	9,497
WP Carey, Inc. 2.450% due 02/01/2032		7,600	7,423
ZF Finance GmbH 2.000% due 05/06/2027	EUR	6,100	6,960

			1,013,188

INDUSTRIALS 11.4%
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		9,100	10,182
Autodesk, Inc.
2.400% due 12/15/2031		$5,000	4,991
3.600% due 12/15/2022		2,000	2,041
Ball Corp. 3.125% due 09/15/2031		6,400	6,329
Boise Cascade Co. 4.875% due 07/01/2030		3,600	3,803
California Endowment 2.498% due 04/01/2051		13,000	12,821
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	7,800	8,842
Colgate-Palmolive Co. 0.300% due 11/10/2029		2,200	2,493
Continental Wind LLC 6.000% due 02/28/2033		$5,564	6,299

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

Dell International LLC 5.450% due 06/15/2023		267	282
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	11,568
Ford Foundation 2.815% due 06/01/2070		15,200	15,732
Gap, Inc. 3.625% due 10/01/2029		3,500	3,467
General Mills, Inc.
1.132% (US0003M + 1.010%) due 10/17/2023 ~		600	608
2.250% due 10/14/2031		6,200	6,133
Global Switch Finance BV 1.375% due 10/07/2030	EUR	4,600	5,219
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		$3,400	3,639
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,100	1,128
John D and Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	12,440
Kia Corp. 1.000% due 04/16/2024		9,800	9,766
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,800	2,829
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	12,982
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	5,288
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	4,489
Mather Foundation 2.675% due 10/01/2031		9,600	9,626
Micron Technology, Inc. 2.703% due 04/15/2032		12,000	12,034
Natura Cosmeticos S.A. 4.125% due 05/03/2028		6,400	6,290
NXP BV 3.400% due 05/01/2030		11,700	12,483
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		7,100	7,401
Renewable Energy Group, Inc. 5.875% due 06/01/2028		6,700	6,894
SK Hynix, Inc. 2.375% due 01/19/2031		9,200	8,865
Sunnova Energy Corp. 5.875% due 09/01/2026		7,100	7,249
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,000	1,206
Verallia S.A. 1.625% due 05/14/2028		5,800	6,775
Vmed O2 UK Financing PLC 4.750% due 07/15/2031		$10,000	10,143
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	10,000	11,506
Weir Group PLC 2.200% due 05/13/2026		$19,000	18,754
Wipro IT Services LLC 1.500% due 06/23/2026		6,550	6,409
Xylem, Inc.
1.950% due 01/30/2028		5,500	5,442
2.250% due 01/30/2031		5,500	5,458

			289,906

UTILITIES 16.5%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		11,750	12,785
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		2,980	3,013
AES Corp.
1.375% due 01/15/2026		2,000	1,944
2.450% due 01/15/2031		9,500	9,266
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		8,300	8,374
Avangrid, Inc.
3.150% due 12/01/2024		12,130	12,707
3.200% due 04/15/2025		6,300	6,626
3.800% due 06/01/2029		5,800	6,312
Azure Power Energy Ltd. 3.575% due 08/19/2026		5,800	5,867
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		7,759	8,159
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		8,100	8,309
Clearway Energy Operating LLC
3.750% due 02/15/2031		10,500	10,490
3.750% due 01/15/2032		200	199

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

4.750% due 03/15/2028		4,000	4,211
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		9,627	9,856
Dominion Energy, Inc. 2.250% due 08/15/2031		5,800	5,670
DTE Electric Co.
1.900% due 04/01/2028		12,000	11,890
4.050% due 05/15/2048		3,200	3,816
Duke Energy Carolinas LLC 3.950% due 11/15/2028		3,000	3,351
Duke Energy Florida LLC
2.400% due 12/15/2031		8,500	8,613
2.500% due 12/01/2029		9,900	10,184
EDP Finance BV 1.710% due 01/24/2028		9,000	8,762
Electricite de France S.A. 3.625% due 10/13/2025		3,600	3,844
Empresa Generadora de Electricidad Haina S.A. 5.625% due 11/08/2028		5,000	5,045
Enel Finance International NV
1.375% due 07/12/2026		5,600	5,459
1.875% due 07/12/2028		2,700	2,634
2.250% due 07/12/2031		200	194
2.650% due 09/10/2024		10,800	11,129
Georgia Power Co. 3.250% due 03/15/2051		7,400	7,440
Greenko Power Ltd. 4.300% due 12/13/2028		6,000	6,112
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,886
5.950% due 07/29/2026		10,400	11,087
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		6,400	6,453
India Green Energy Holdings 5.375% due 04/29/2024		4,700	4,842
India Green Power Holdings 4.000% due 02/22/2027		2,900	2,929
Interstate Power & Light Co.
3.600% due 04/01/2029		6,000	6,529
4.100% due 09/26/2028		3,500	3,885
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029		8,900	9,002
MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	8,292
3.650% due 04/15/2029		6,000	6,618
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	8,377
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	17,131
2.200% due 12/02/2026	AUD	10,300	7,383
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	13,871
Northern States Power Co.
2.600% due 06/01/2051		3,000	2,870
2.900% due 03/01/2050		3,985	4,034
NSTAR Electric Co. 3.250% due 05/15/2029		7,800	8,361
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	3,117
Public Service Co. of Colorado 2.700% due 01/15/2051		4,000	3,852
Public Service Co. of Oklahoma 2.200% due 08/15/2031		5,800	5,702
ReNew Wind Energy AP2 4.500% due 07/14/2028		4,500	4,516
San Diego Gas & Electric Co. 2.950% due 08/15/2051		5,900	5,953
Solar Star Funding LLC 5.375% due 06/30/2035		5,531	6,388
Southern California Edison Co.
2.500% due 06/01/2031		100	100
3.650% due 06/01/2051		100	109
Southern Power Co. 0.900% due 01/15/2026		10,000	9,673
Southwestern Public Service Co. 3.150% due 05/01/2050		7,150	7,472
Tucson Electric Power Co. 1.500% due 08/01/2030		4,600	4,303
Union Electric Co. 2.625% due 03/15/2051		4,300	4,134
Verizon Communications, Inc.
1.500% due 09/18/2030		14,000	13,150
2.850% due 09/03/2041		11,800	11,664

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

3.875% due 02/08/2029	8,000	8,874

		416,818

Total Corporate Bonds & Notes (Cost $1,719,664)		1,719,912

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.8%
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	3,000	3,088
2.534% due 06/01/2028	4,000	4,141
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035	4,100	4,132
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 2.825% due 11/01/2041	6,370	6,245
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
2.082% due 11/01/2024	520	533
2.371% due 11/01/2026	1,000	1,039
2.483% due 11/01/2027	850	886
2.533% due 11/01/2028	1,000	1,046
2.593% due 11/01/2029	1,200	1,260

		22,370

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200	196
1.477% due 11/01/2027	300	295
1.577% due 05/01/2028	500	493
1.677% due 11/01/2028	875	865

		1,849

Total Municipal Bonds & Notes (Cost $23,915)		24,219

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
0.147% due 07/25/2037 •	138	136
0.352% due 05/25/2037 •	4	5
0.396% due 06/25/2055 •	990	994
0.462% due 03/25/2037 •	10	10
1.284% due 07/01/2044 •	36	37
1.589% due 08/01/2035 •	220	220
1.702% due 01/01/2035 •	44	46
1.710% due 08/01/2035 •	63	63
1.803% due 09/01/2034 •	26	27
1.834% due 07/01/2035 •	119	122
1.905% due 05/25/2035 ~	27	28
1.957% due 09/01/2035 •	9	9
1.960% due 09/01/2037 •	7	7
1.968% due 07/01/2034 •	2	2
1.989% due 04/01/2038 •	37	38
2.027% due 04/01/2038 •	13	13
2.155% due 04/01/2038 •	9	9
2.249% due 03/01/2033 •	2	2
2.251% due 01/25/2031 ~(a)	46,100	6,010
2.310% due 08/01/2022	191	191
2.444% due 10/25/2029	14,800	15,595
2.937% due 06/25/2029	12,500	13,534
2.959% due 09/25/2027 ~	10,000	10,742
3.000% due 05/01/2028	2,467	2,562
4.010% due 12/01/2028 (h)	9,040	10,089
6.000% due 08/01/2032	3	3
6.500% due 06/25/2044	27	30
7.500% due 02/01/2027	20	21
Freddie Mac
0.486% due 12/15/2042 •	4,017	4,059
0.820% due 10/15/2037 •	7	8
0.826% due 02/25/2031	1,453	1,387
1.022% due 08/25/2029 ~(a)	25,500	1,675
1.156% due 09/25/2030 ~(a)	61,235	5,203
1.783% due 06/25/2034	15,000	14,689
2.120% due 04/01/2038 •	6	6
2.338% due 12/01/2022 •	2	2
2.455% due 07/01/2030 •	2	2
2.700% due 08/01/2023 (h)	28,433	28,425
2.875% due 04/25/2026	9,500	10,027
2.939% due 04/25/2029	9,500	10,278
3.500% due 12/01/2047 - 05/01/2048 (h)	20,359	21,766
3.500% due 05/01/2048	4,395	4,711
3.769% due 08/15/2032 ~	7	7
4.000% due 08/01/2030 - 06/01/2048	740	802
4.500% due 02/01/2029 - 02/01/2035	268	289
5.000% due 10/01/2039	13	15
5.500% due 01/01/2034 - 01/01/2039	288	329

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

6.000% due 09/01/2027 - 05/01/2040	1,099	1,267
6.500% due 05/15/2032	1,151	1,301
7.000% due 02/15/2027 - 07/01/2029	123	135
7.500% due 09/01/2025	2	2
Ginnie Mae
0.399% due 10/20/2043 •	1,593	1,590
0.449% due 05/20/2047 •	532	534
0.661% due 05/20/2066 •	408	409
0.681% due 05/20/2065 •	808	813
0.801% due 02/20/2066 •	790	794
0.881% due 09/20/2066 •	3,596	3,645
1.029% due 04/20/2067 •	1,610	1,622
1.031% due 06/20/2067 •	5,430	5,478
1.117% due 11/20/2067 •	1,818	1,833
1.625% due 09/20/2023 - 08/20/2025 ~	12	11
1.625% due 07/20/2027 - 08/20/2027 •	7	7
1.875% due 06/20/2022 ~	2	2
2.000% due 01/20/2024 - 01/20/2026 ~	19	20
2.000% due 02/20/2032 •	121	126
2.125% due 10/20/2024 - 10/20/2025 ~	22	23
2.125% due 12/20/2026 •	1	1
3.500% due 08/15/2045 - 07/20/2049	15,226	16,336
3.500% due 07/20/2049 - 08/20/2049 (h)	6,332	6,730
4.000% due 09/20/2040 - 07/20/2048	19,452	21,274
4.000% due 06/20/2048 - 07/20/2048 (h)	6,633	7,256
5.000% due 03/15/2033 - 05/15/2042	302	348
6.000% due 04/15/2037	33	36
7.000% due 02/20/2032	3	4
Ginnie Mae, TBA
4.000% due 01/01/2052	2,000	2,123
5.000% due 01/01/2052	3,000	3,376
Small Business Administration
5.130% due 09/01/2023	12	13
5.520% due 06/01/2024	81	84
Tennessee Valley Authority 1.500% due 09/15/2031	11,800	11,635
Uniform Mortgage-Backed Security
2.500% due 07/01/2050 (h)	10,803	11,067
3.000% due 04/01/2034 - 08/01/2046 (h)	10,696	11,205
3.500% due 10/01/2025 - 03/01/2047	1,250	1,331
4.000% due 10/01/2024 - 10/01/2047	3,367	3,597
4.500% due 03/01/2023 - 06/01/2042	140	152
5.000% due 02/01/2038 - 02/01/2041	183	205
5.500% due 08/01/2023 - 02/01/2049	5,784	6,533
5.500% due 04/01/2034 (h)	2,661	3,011
6.000% due 09/01/2028 - 09/01/2039	1,034	1,175
6.500% due 01/01/2026 - 01/01/2029	3	3
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037	38,000	38,847
2.000% due 01/01/2052	7,414	7,392
2.000% due 02/01/2052	133,000	132,304
3.000% due 02/01/2052	21,800	22,553

Total U.S. Government Agencies (Cost $484,473)		492,428

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	75,800	69,102
1.375% due 08/15/2050 (h)(j)(l)	21,800	19,105
1.750% due 08/15/2041 (h)(l)	24,400	23,664
1.875% due 02/15/2041 (h)	10,400	10,297
2.000% due 11/15/2041	4,000	4,047
2.000% due 02/15/2050 (h)	9,200	9,348
2.500% due 02/15/2045 (h)(j)(l)	1,900	2,090
2.750% due 11/15/2042 (h)(l)	1,600	1,824
2.875% due 05/15/2043 (h)	3,900	4,534
2.875% due 08/15/2045 (j)(l)	1,500	1,762
3.000% due 05/15/2042 (j)(l)	700	829
3.000% due 11/15/2044 (h)	2,100	2,505
3.000% due 05/15/2045 (h)	28,700	34,338
3.125% due 02/15/2043 (h)	12,100	14,589
3.125% due 08/15/2044 (h)	3,200	3,887
3.375% due 05/15/2044 (j)	1,500	1,889
3.625% due 02/15/2044 (h)	2,200	2,864
3.750% due 11/15/2043 (h)	7,600	10,054
U.S. Treasury Notes
1.875% due 07/31/2022 (j)	2,229	2,250

Total U.S. Treasury Obligations (Cost $226,288)		218,978

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	972	949
BAMLL Commercial Mortgage Securities Trust 1.160% due 09/15/2038 •	6,000	6,008

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

Banc of America Mortgage Trust 6.000% due 05/25/2037		1,470	1,378
BCAP LLC Trust 4.769% due 03/26/2037 þ		125	129
Bear Stearns Structured Products, Inc. Trust 2.511% due 12/26/2046 ^~		372	336
Beast Mortgage Trust 1.300% due 03/15/2036 •		7,500	7,502
Beneria Cowen & Pritzer Collateral Funding Corp. 0.909% due 06/15/2038 •		6,000	5,944
BSREP Commercial Mortgage Trust 1.060% due 08/15/2038 •		20,395	20,402
Credit Suisse Mortgage Capital Mortgage-Backed Trust 0.702% due 04/25/2037 •		2,560	637
DC Office Trust 2.965% due 09/15/2045		13,400	13,996
DOLP Trust 2.956% due 05/10/2041		8,600	9,014
DROP Mortgage Trust 1.260% due 04/15/2026 •		8,700	8,716
Extended Stay America Trust 1.190% due 07/15/2038 •		11,440	11,473
FirstMac Mortgage Funding Trust 1.315% due 03/08/2049 •	AUD	3,300	2,415
GCT Commercial Mortgage Trust 0.910% due 02/15/2038 •		$8,100	8,093
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	8,076	10,968
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	5,288
GSMPS Mortgage Loan Trust 0.502% due 04/25/2036 •		1,339	1,170
GSR Mortgage Loan Trust 2.770% due 03/25/2047 ^~		1,132	874
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~		2	2
IndyMac INDX Mortgage Loan Trust 3.013% due 01/25/2036 ^~		614	612
J.P. Morgan Chase Commercial Mortgage Securities Corp. 0.910% due 04/15/2038 •		10,772	10,767
JP Morgan Chase Commercial Mortgage Securities Trust 0.870% due 06/15/2038 •		12,100	12,087
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		2,130	1,222
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	5,872
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		628	637
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		2,779	2,861
MortgageIT Mortgage Loan Trust 0.562% due 04/25/2036 •		712	689
One New York Plaza Trust 1.060% due 01/15/2036 •		9,600	9,594
Residential Accredit Loans, Inc. Trust 0.482% due 07/25/2036 •		1,090	1,108
SFO Commercial Mortgage Trust 1.260% due 05/15/2038 •		12,400	12,421
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	3,186
Starwood Mortgage Trust 1.160% due 04/15/2034 •		11,500	11,531
Structured Asset Mortgage Investments Trust 0.362% due 03/25/2037 •		653	257
Thornburg Mortgage Securities Trust 2.541% due 10/25/2046 •		514	522
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	9,362	12,696
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		3,953	5,392
VASA Trust 1.010% due 07/15/2039 •		$16,400	16,355
WaMu Mortgage Pass-Through Certificates Trust
2.833% due 03/25/2037 ~		653	647
3.070% due 12/25/2036 ^~		582	579

Total Non-Agency Mortgage-Backed Securities (Cost $224,670)			224,329

ASSET-BACKED SECURITIES 3.3%
Bear Stearns Asset-Backed Securities Trust
0.422% due 08/25/2036 •		296	290
1.067% due 05/25/2035 •		1,646	1,647
College Avenue Student Loans LLC 1.303% due 12/26/2047 •		1,277	1,291
Countrywide Asset-Backed Certificates 0.332% due 05/25/2037 •		2,300	2,235

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		10,668	10,517
GSAMP Trust 0.172% due 12/25/2036 •		277	176
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		216	81
JP Morgan Mortgage Acquisition Corp. 0.717% due 10/25/2035 ^•		2,199	2,200
LCM LP 1.172% due 10/20/2027 •		1,756	1,757
Lehman XS Trust 5.053% due 01/25/2036 ^þ		3,298	3,313
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		13,470	13,399
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 01/25/2037 •		2,906	1,762
0.402% due 06/25/2036 •		623	576
1.352% due 07/25/2037 •		400	400
Morgan Stanley IXIS Real Estate Capital Trust 0.252% due 11/25/2036 •		8,602	3,822
Morgan Stanley Mortgage Loan Trust 0.822% due 04/25/2037 •		291	118
New Century Home Equity Loan Trust 3.102% due 01/25/2033 ^•		837	787
Option One Mortgage Loan Trust 0.322% due 02/25/2037 •		3,885	2,566
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,385	1,629
Service Experts Issuer 2.670% due 02/02/2032		8,167	8,155
SLM Student Loan Trust 0.244% due 01/25/2027 •		628	626
Structured Asset Securities Corp. Mortgage Loan Trust 1.442% due 12/25/2034 •		116	116
Sunrun Demeter Issuer 2.270% due 01/30/2057		16,800	16,735
Tricolor Auto Securitization Trust 0.740% due 04/15/2024		7,515	7,510
Utah State Board of Regents 0.853% due 01/25/2057 •		1,259	1,241

Total Asset-Backed Securities (Cost $82,294)			82,949

SOVEREIGN ISSUES 6.9%
Chile Government International Bond
0.830% due 07/02/2031	EUR	4,000	4,553
1.250% due 01/22/2051		4,200	4,321
2.550% due 01/27/2032		$4,700	4,700
3.100% due 01/22/2061		5,000	4,632
Hong Kong Government International Bond 2.500% due 05/28/2024		9,300	9,641
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,251
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	4,782
Korea Development Bank
0.500% due 10/27/2023		9,300	9,223
4.800% due 06/10/2023	IDR	185,000,000	12,995
Korea Government International Bond 2.000% due 06/19/2024		$9,400	9,636
Mexico Government International Bond 1.350% due 09/18/2027	EUR	7,800	9,067
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		$11,000	11,514
Paraguay Government International Bond 4.950% due 04/28/2031		1,500	1,689
Province of Ontario
1.550% due 11/01/2029	CAD	14,500	11,208
2.650% due 02/05/2025		24,325	19,971
Province of Quebec
1.850% due 02/13/2027		8,000	6,415
2.450% due 03/01/2023		5,000	4,028
2.600% due 07/06/2025		19,600	16,130
Serbia Government International Bond 1.000% due 09/23/2028	EUR	10,300	11,138

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	17,094

Total Sovereign Issues (Cost $173,785)			173,988

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)		4,900,000	5,255

Total Preferred Securities (Cost $4,900)			5,255

SHORT-TERM INSTRUMENTS 0.3%
		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 0.1%			1,523

U.S. TREASURY BILLS 0.0%
0.064% due 03/24/2022 - 04/21/2022 (b)(c)(l)		$873	873

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.035% due 03/01/2022 (c)(d)		5,500	5,500

Total Short-Term Instruments (Cost $7,896)			7,896

Total Investments in Securities (Cost $2,947,886)			2,949,954

Total Investments 116.7% (Cost $2,947,886)			$2,949,954
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $(344))			(3,616)
Other Assets and Liabilities, net ((16.6))%			(417,827)

Net Assets 100.0%			$2,528,511

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,523	U.S. Treasury Notes 1.250% due 09/30/2028	$(1,553)	$1,523	$1,523

Total Repurchase Agreements	$(1,553)	$1,523	$1,523

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.120%	12/13/2021	01/13/2022	$(24,342)	$(24,344)
BSN	0.080	11/23/2021	01/20/2022	(76,645)	(76,652)
CIB	0.080	11/09/2021	01/10/2022	(6,068)	(6,069)
0.080	12/08/2021	01/10/2022	(579)	(579)
0.120	12/13/2021	01/13/2022	(62,692)	(62,696)
0.120	12/14/2021	01/13/2022	(7,185)	(7,185)
DEU	0.090	12/29/2021	01/05/2022	(6,433)	(6,434)
0.120	12/16/2021	01/06/2022	(9,059)	(9,060)
GRE	0.090	12/01/2021	01/12/2022	(80,490)	(80,496)
0.090	12/23/2021	01/12/2022	(26,447)	(26,448)
SAL	(0.100)	12/29/2021	TBD(2)	(2,790)	(2,790)

Total Reverse Repurchase Agreements	$(302,753)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2052	$7,300	$(7,432)	$(7,430)

Total Short Sales (0.3)%	$(7,432)	$(7,430)

(h)	Securities with an aggregate market value of $305,429 and cash of $1,012 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(236,746) at a weighted average interest rate of 0.068%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	540	$65,327	$(12)	$22	$(5)
U.S. Treasury 10-Year Note March Futures	03/2022	542	70,714	126	21	(17)

$114	$43	$(22)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2022	60	$(6,075)	$0	$66	$0
Euro-Bund 10-Year Bond March Futures	03/2022	497	(96,967)	1,697	79	0
Euro-Buxl 30-Year Bond March Futures	03/2022	67	(15,770)	770	26	0
U.S. Treasury 30-Year Bond March Futures	03/2022	332	(53,265)	(522)	0	(187)
United Kingdom Long Gilt March Futures	03/2022	232	(39,222)	96	0	(125)

$2,041	$171	$(312)

Total Futures Contracts	$2,155	$214	$(334)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Valeo SA	1.000%	Quarterly	06/20/2026	1.221%	EUR	5,000	$(90)	$37	$(53)	$0	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	7,500	$37	$247	$284	$0	$(24)
Receive (5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052	28,700	(54)	898	844	0	(734)
Receive (5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	3,300	215	(121)	94	0	(86)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	1,024,580	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/16/2022	90,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	456,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/18/2022	378,900	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/19/2022	150,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	520,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022	64,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/22/2022	100,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/30/2022	290,000	0	0	0	0	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	05/12/2022		150,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/18/2022		900,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/20/2022		67,300	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026		378,900	0	(18)	(18)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		900,000	194	(34)	160	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		520,000	(137)	10	(127)	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		100,000	(51)	(21)	(72)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		290,000	(99)	(69)	(168)	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		150,000	(73)	(31)	(104)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		67,300	(28)	(15)	(43)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		418,000	(4)	17	13	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.556	Semi-Annual	03/15/2051		606,580	(2)	(6)	(8)	45	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		90,000	0	7	7	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		153,000	84	(9)	75	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		303,000	0	(5)	(5)	23	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		150,000	0	(7)	(7)	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		64,000	0	(3)	(3)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		$183,500	57	(9)	48	0	(28)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036	EUR	10,920	498	(85)	413	14	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	JPY	1,024,580	0	(4)	(4)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/16/2022		90,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022		456,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/18/2022		378,900	0	1	1	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/19/2022		150,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022		520,000	0	(2)	(2)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022		64,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	04/22/2022		100,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	04/30/2022		290,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	05/12/2022		150,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/18/2022		900,000	0	2	2	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/20/2022		67,300	0	0	0	0	0

							$637	$739	$1,376	$176	$(881)

Total Swap Agreements							$547	$776	$1,323	$176	$(884)

(j)

Securities with an aggregate market value of $7,784 and cash of $13,811 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2022	GBP	1,936	$2,584	$0	$(36)
02/2022	MXN	214,590	10,414	34	0
02/2022	SEK	155,228	17,771	587	0
02/2022	$1,326	GBP	998	25	0
02/2022	ZAR	56,863	$3,489	0	(57)
BPS	01/2022	AUD	10,633	7,476	0	(260)
01/2022	CLP	5,726,779	6,763	67	(16)
01/2022	IDR	89,042,258	6,145	0	(110)
02/2022	JPY	122,300	1,072	8	0
02/2022	$1,345	EUR	1,188	8	0
02/2022	11,274	NOK	98,150	0	(138)
03/2022	5,746	CLP	4,880,430	0	(80)
05/2022	ZAR	9,987	$632	16	0
BRC	02/2022	$1,128	GBP	839	7	0
CBK	01/2022	CLP	4,019,704	$4,610	0	(96)
01/2022	$6,301	CLP	4,880,430	0	(580)
GLM	02/2022	7,270	NOK	63,810	0	(30)
11/2022	ZAR	12,096	$754	25	0
HUS	01/2022	AUD	31,893	22,511	0	(693)
01/2022	IDR	203,810,844	14,041	0	(277)
02/2022	EUR	179,130	205,606	1,487	0
02/2022	$2,081	GBP	1,544	8	0
02/2022	21,297	JPY	2,408,700	0	(351)
IND	05/2022	ZAR	49,801	$3,069	1	0
JPM	01/2022	CAD	49,309	38,874	0	(107)
01/2022	IDR	17,211,117	1,194	0	(15)
02/2022	$9,028	JPY	1,024,400	0	(119)
MYI	01/2022	BRL	53,512	$9,462	0	(145)
01/2022	IDR	46,887,783	3,230	0	(64)
01/2022	$10,495	AUD	14,538	82	0
01/2022	9,372	BRL	53,512	236	0
02/2022	BRL	53,512	$9,309	0	(233)
SCX	02/2022	$2,507	GBP	1,883	42	0
05/2022	ZAR	505	$31	0	0
TOR	01/2022	CAD	50,298	39,229	0	(534)
01/2022	$2,412	AUD	3,370	40	0
01/2022	39,502	CAD	49,898	0	(56)
02/2022	CAD	49,899	$39,502	56	0
UAG	01/2022	$2,162	CLP	1,875,662	33	0
02/2022	CLP	1,875,662	$2,159	0	(34)
02/2022	GBP	39,481	53,052	0	(380)

Total Forward Foreign Currency Contracts	$2,762	$(4,411)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	2,300	$182	$108
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	5,400	571	262
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	2,300	0	109

Total Purchased Options	$753	$479

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870%	11/02/2022	204,500	$(408)	$(207)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2021 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	204,500	(407)	(522)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	6,200	(177)	(191)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	14,600	(555)	(457)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	6,200	0	(192)

$(1,547)	$(1,569)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	$100.141	02/07/2022	6,100	$(23)	$(17)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	6,000	(12)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	13,000	(21)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	6,200	(12)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	4,000	(13)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	6,000	(16)	(7)

$(97)	$(49)

Total Written Options	$(1,644)	$(1,618)

(l)

Securities with an aggregate market value of $2,386 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,013,188	$0	$1,013,188
Industrials	0	289,906	0	289,906
Utilities	0	416,818	0	416,818
Municipal Bonds & Notes
California	0	22,370	0	22,370
New York	0	1,849	0	1,849
U.S. Government Agencies	0	492,427	0	492,427
U.S. Treasury Obligations	0	218,978	0	218,978
Non-Agency Mortgage-Backed Securities	0	224,329	0	224,329
Asset-Backed Securities	0	82,950	0	82,950
Sovereign Issues	0	173,988	0	173,988
Preferred Securities
Banking & Finance	0	5,255	0	5,255
Short-Term Instruments
Repurchase Agreements	0	1,523	0	1,523
U.S. Treasury Bills	0	873	0	873
U.S. Treasury Cash Management Bills	0	5,500	0	5,500

Total Investments	$0	$2,949,954	$0	$2,949,954

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,430)	$0	$(7,430)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	171	219	0	390
Over the counter	0	3,241	0	3,241

$171	$3,460	$0	$3,631
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(125)	(1,093)	0	(1,218)
Over the counter	0	(6,029)	0	(6,029)

$(125)	$(7,122)	$0	$(7,247)

Total Financial Derivative Instruments	$46	$(3,662)	$0	$(3,616)

Totals	$46	$2,938,862	$0	$2,938,908

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO Total Return Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$10,500	$10,900
Altice France S.A. 4.118% (LIBOR03M + 4.000%) due 08/14/2026 ~		11,543	11,505
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		106,812	106,251
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		3,387	3,389
Encina Private Credit LLC TBD% - 4.716% (LIBOR03M + 3.716%) due 11/30/2025 «~µ		27,530	27,530
GHH Holdings Ltd. TBD% (BP0003M + 1.850%) due 12/04/2024 ~(l)	GBP	50,000	65,638
Hotel (PL Property) Ltd. TBD% (BP0003M + 1.900%) due 02/07/2023 ~(l)		36,000	48,435
Kre Broadway Owner LLC TBD% (LIBOR03M + 1.700%) due 08/10/2023 ~		$100,000	100,033
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		2,440	2,405
PKY-San Felipe Plaza LP TBD% - 3.550% (LIBOR03M + 2.050%) due 12/09/2022 ~µ (l)		122,000	122,519
Project Bull TBD% (LIBOR03M + 2.000%) due 03/11/2022 ~		33,618	33,695
Tawny Funding S.A. TBD% (EUR003M + 3.250%) due 03/16/2023 ~(l)	EUR	144,569	138,257
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		$15,721	15,808
Verifone Systems, Inc. 4.178% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,118	8,973
Wyndham Hotels & Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,451	1,439

Total Loan Participations and Assignments (Cost $725,912)			696,777

CORPORATE BONDS & NOTES 27.8%
BANKING & FINANCE 14.4%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		5,300	5,304
AerCap Ireland Capital DAC
2.875% due 08/14/2024		22,600	23,260
3.500% due 01/15/2025		10,450	10,916
4.450% due 10/01/2025		22,600	24,345
4.450% due 04/03/2026		3,900	4,243
4.625% due 07/01/2022		1,115	1,137
4.875% due 01/16/2024		1,000	1,064
AIA Group Ltd. 3.200% due 09/16/2040		10,600	10,909
AIB Group PLC
4.263% due 04/10/2025 •		4,000	4,214
4.750% due 10/12/2023		1,100	1,164
Aircastle Ltd.
2.850% due 01/26/2028		54,500	54,855
4.125% due 05/01/2024		2,000	2,089
4.250% due 06/15/2026		1,500	1,608
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		1,300	1,223
3.375% due 08/15/2031		3,700	3,988
3.950% due 01/15/2028		600	663
4.900% due 12/15/2030		2,300	2,766
Ally Financial, Inc. 2.200% due 11/02/2028		890	885
American Assets Trust LP 3.375% due 02/01/2031		28,500	29,133
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		1,600	1,687
3.875% due 01/30/2031		3,400	3,770
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	7,404
4.900% due 02/15/2029		53,900	62,357
American International Group, Inc.
2.500% due 06/30/2025		7,060	7,285

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

3.750% due 07/10/2025		7,000	7,496
5.750% due 04/01/2048 •		3,500	3,938
American Tower Corp.
1.300% due 09/15/2025		11,300	11,138
2.100% due 06/15/2030		11,000	10,604
2.400% due 03/15/2025		700	719
2.750% due 01/15/2027		23,000	23,721
3.000% due 06/15/2023		5,753	5,917
3.375% due 05/15/2024		400	418
3.375% due 10/15/2026		4,165	4,428
3.500% due 01/31/2023		2,800	2,876
3.950% due 03/15/2029		1,000	1,091
Andrew W Mellon Foundation 0.947% due 08/01/2027		17,300	16,794
Antares Holdings LP 3.950% due 07/15/2026		6,200	6,382
Aon Corp. 2.800% due 05/15/2030		15,200	15,683
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	6,902
Atrium European Real Estate Ltd. 3.000% due 09/11/2025	EUR	28,200	33,083
AvalonBay Communities, Inc.
2.300% due 03/01/2030		$10,390	10,522
2.450% due 01/15/2031		14,200	14,571
Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	1,027
3.875% due 05/01/2023		94,486	97,292
4.125% due 08/01/2025		33,233	35,084
4.375% due 01/30/2024		3,800	3,988
4.875% due 10/01/2025		3,800	4,112
5.500% due 12/15/2024		20,062	21,965
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	17,059
3.950% due 07/01/2024		43,800	45,921
5.250% due 05/15/2024		672	721
Banco Bilbao Vizcaya Argentaria S.A.
0.875% due 09/18/2023		17,900	17,835
5.875% due 09/24/2023 •(j)(k)	EUR	2,200	2,664
Banco BTG Pactual S.A.
2.750% due 01/11/2026		$7,600	7,219
4.500% due 01/10/2025		3,000	3,030
Banco Santander Chile 2.700% due 01/10/2025		3,400	3,476
Banco Santander S.A.
1.254% (US0003M + 1.090%) due 02/23/2023 ~		10,000	10,089
2.746% due 05/28/2025		9,900	10,241
3.848% due 04/12/2023		2,200	2,276
Bangkok Bank PCL 3.466% due 09/23/2036 •		3,000	3,007
Bank of America Corp.
0.810% due 10/24/2024 •		52,500	52,172
0.970% (US0003M + 0.790%) due 03/05/2024 ~		35,850	36,034
0.981% due 09/25/2025 •		18,900	18,682
1.124% (US0003M + 1.000%) due 04/24/2023 ~		10,600	10,625
1.197% due 10/24/2026 •		31,190	30,583
1.486% due 05/19/2024 •		21,100	21,260
1.530% due 12/06/2025 •		21,700	21,749
1.658% due 03/11/2027 •		40,090	39,822
3.419% due 12/20/2028 •		63,697	68,050
3.550% due 03/05/2024 •		46,100	47,481
3.864% due 07/23/2024 •		38,300	39,917
4.125% due 01/22/2024		13,025	13,845
Banque Federative du Credit Mutuel S.A.
1.092% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,818
3.750% due 07/20/2023		28,300	29,542
Barclays Bank PLC 7.625% due 11/21/2022 (k)		34,171	36,059
Barclays PLC
1.586% (US0003M + 1.430%) due 02/15/2023 ~		72,100	72,187
1.746% (US0003M + 1.625%) due 01/10/2023 ~		46,000	46,010
2.852% due 05/07/2026 •		48,600	50,163
3.125% due 01/17/2024	GBP	200	279
3.684% due 01/10/2023		$52,000	52,024
4.610% due 02/15/2023 •		90,300	90,689
6.375% due 12/15/2025 •(j)(k)	GBP	1,100	1,616
7.250% due 03/15/2023 •(j)(k)		2,600	3,687
7.750% due 09/15/2023 •(j)(k)		$19,500	20,975
7.875% due 03/15/2022 •(j)(k)		4,800	4,866
7.875% due 09/15/2022 •(j)(k)	GBP	10,200	14,403
BGC Partners, Inc.
4.375% due 12/15/2025		$4,500	4,825
5.375% due 07/24/2023		31,500	33,255
Block Financial LLC 3.875% due 08/15/2030		8,300	8,890

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,959
BNP Paribas S.A.
1.904% due 09/30/2028 •		41,800	40,836
2.219% due 06/09/2026 •		30,500	30,809
2.819% due 11/19/2025 •		9,300	9,576
2.871% due 04/19/2032 •		5,800	5,887
3.500% due 03/01/2023 (n)		15,090	15,550
4.625% due 02/25/2031 •(j)(k)		12,400	12,468
4.705% due 01/10/2025 •		97,900	104,273
5.198% due 01/10/2030 •		34,900	40,640
Boston Properties LP
2.450% due 10/01/2033		22,700	22,012
2.550% due 04/01/2032		10,830	10,762
2.900% due 03/15/2030		5,250	5,352
3.250% due 01/30/2031		9,400	9,860
3.400% due 06/21/2029		54,500	57,904
4.500% due 12/01/2028		6,600	7,445
BPCE S.A. 4.000% due 09/12/2023		77,900	81,611
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,400	13,348
4.550% due 10/01/2029		17,900	19,980
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,491
3.900% due 03/15/2027		3,090	3,342
4.050% due 07/01/2030		25,200	27,528
4.125% due 06/15/2026		8,500	9,216
Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,687
4.350% due 04/15/2030		11,200	12,642
Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	2,536
CaixaBank S.A. 3.750% due 02/15/2029 •	EUR	4,900	5,919
Camden Property Trust 2.800% due 05/15/2030		$4,848	5,047
Capital One Financial Corp. 4.250% due 04/30/2025		43,180	46,692
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	3,623
Charles Schwab Corp. 1.950% due 12/01/2031		3,780	3,716
Citigroup, Inc.
0.776% due 10/30/2024 •		34,650	34,458
1.194% (US0003M + 1.023%) due 06/01/2024 ~		30,000	30,335
1.464% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,225
1.601% (US0003M + 1.430%) due 09/01/2023 ~		4,626	4,661
1.678% due 05/15/2024 •		90,000	91,027
2.572% due 06/03/2031 •(l)		39,200	39,582
2.876% due 07/24/2023 •		5,513	5,580
3.200% due 10/21/2026		2,400	2,545
3.887% due 01/10/2028 •		11,800	12,800
4.044% due 06/01/2024 •		3,855	4,019
CNA Financial Corp. 2.050% due 08/15/2030		3,200	3,104
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,900	6,718
1.106% due 02/24/2027 •		46,500	45,137
2.625% due 07/22/2024		29,800	30,784
3.875% due 09/26/2023		32,250	33,855
4.375% due 08/04/2025		23,800	25,802
Corporate Office Properties LP
2.250% due 03/15/2026		5,390	5,459
2.750% due 04/15/2031		2,700	2,687
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	28,900	33,592
2.125% due 10/04/2024		200	237
4.750% due 03/08/2023		$7,300	7,597
Credit Agricole S.A.
1.247% due 01/26/2027 •		7,800	7,594
1.907% due 06/16/2026 •		15,900	15,944
Credit Suisse AG 6.500% due 08/08/2023 (k)		14,900	16,072
Credit Suisse Group AG
1.441% (US0003M + 1.240%) due 06/12/2024 ~		750	758
2.193% due 06/05/2026 •		53,250	53,593
2.593% due 09/11/2025 •		23,800	24,320
2.997% due 12/14/2023 •		1,600	1,626
3.574% due 01/09/2023		3,400	3,401
3.750% due 03/26/2025		45,535	48,356
3.800% due 06/09/2023		50,550	52,392
3.869% due 01/12/2029 •		43,400	46,495
4.207% due 06/12/2024 •		6,900	7,182
4.282% due 01/09/2028		500	543

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

6.250% due 12/18/2024 •(j)(k)		4,100	4,379
7.125% due 07/29/2022 •(j)(k)		5,800	5,948
7.250% due 09/12/2025 •(j)(k)		2,000	2,198
7.500% due 07/17/2023 •(j)(k)		5,500	5,826
7.500% due 12/11/2023 •(j)(k)		15,900	17,215
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		139,429	142,464
Crown Castle International Corp.
3.150% due 07/15/2023		2,400	2,473
3.700% due 06/15/2026		600	644
CubeSmart LP
2.500% due 02/15/2032		7,600	7,575
4.000% due 11/15/2025		1,700	1,827
CyrusOne LP
1.450% due 01/22/2027	EUR	6,000	6,979
3.450% due 11/15/2029		$4,826	5,241
Daiwa Securities Group, Inc. 3.129% due 04/19/2022		37,800	38,085
Danske Bank A/S
1.171% due 12/08/2023 •		8,500	8,500
1.621% due 09/11/2026 •		9,200	9,072
5.000% due 01/12/2022		36,900	36,933
5.375% due 01/12/2024		2,611	2,812
Deutsche Bank AG
0.550% due 11/08/2023 •		9,600	9,593
0.962% due 11/08/2023		31,700	31,657
1.269% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	18,281
1.345% (US0003M + 1.190%) due 11/16/2022 ~		84,300	84,834
1.375% due 09/03/2026 •	EUR	19,900	23,309
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$1,900	1,910
1.625% due 01/20/2027	EUR	46,900	55,663
1.750% due 01/17/2028		6,000	7,150
2.129% due 11/24/2026 •(l)		$22,800	22,772
2.222% due 09/18/2024 •		45,630	46,236
2.311% due 11/16/2027 •		30,400	30,404
2.625% due 12/16/2024	GBP	7,500	10,363
3.035% due 05/28/2032 •(l)		$600	605
3.300% due 11/16/2022		29,400	30,016
3.547% due 09/18/2031 •		50,850	53,579
3.729% due 01/14/2032 •(l)		800	819
3.950% due 02/27/2023		81,200	83,752
3.961% due 11/26/2025 •		286,405	302,642
5.000% due 02/14/2022		36,800	36,968
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	240
Digital Realty Trust LP
3.600% due 07/01/2029		$26,710	28,939
4.450% due 07/15/2028		45,490	51,318
4.750% due 10/01/2025		8,500	9,418
Diversified Healthcare Trust
4.375% due 03/01/2031		2,000	1,924
9.750% due 06/15/2025		35,600	38,562
DNB Bank ASA
1.127% due 09/16/2026 •		15,800	15,471
6.500% due 03/26/2022 •(j)(k)		200	203
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		858	859
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		115	114
Empower Finance LP
1.357% due 09/17/2027		15,600	15,146
1.776% due 03/17/2031		4,100	3,967
EPR Properties
3.600% due 11/15/2031		14,000	13,866
3.750% due 08/15/2029		13,100	13,234
4.500% due 06/01/2027		5,300	5,600
4.950% due 04/15/2028		16,780	18,121
Equinix, Inc.
0.250% due 03/15/2027	EUR	400	447
1.000% due 09/15/2025		$65,500	63,595
1.000% due 03/15/2033	EUR	4,700	5,150
1.550% due 03/15/2028		$34,044	32,775
2.500% due 05/15/2031		14,790	14,796
2.625% due 11/18/2024		2,400	2,475
3.200% due 11/18/2029		4,600	4,839
Equitable Holdings, Inc.
4.350% due 04/20/2028		3,400	3,815
5.000% due 04/20/2048		1,800	2,254
ERP Operating LP
2.500% due 02/15/2030		32,200	33,067
3.375% due 06/01/2025		200	212
Erste Group Bank AG 6.500% due 04/15/2024 •(j)(k)	EUR	800	1,005
Essex Portfolio LP
1.650% due 01/15/2031		$5,665	5,289

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.550% due 06/15/2031		1,180	1,185
3.250% due 05/01/2023		1,600	1,639
3.375% due 04/15/2026		1,380	1,465
3.500% due 04/01/2025		6,100	6,445
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	11,699
European Investment Bank 2.875% due 06/13/2025		4,540	4,809
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	8,462
Federal Realty Investment Trust
1.250% due 02/15/2026		1,600	1,569
3.250% due 07/15/2027		1,200	1,274
3.500% due 06/01/2030		11,900	12,711
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,815
3.400% due 06/15/2030		1,800	1,903
First American Financial Corp. 4.000% due 05/15/2030		8,290	9,092
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	19,000	21,587
0.130% due 12/01/2024 •		2,700	3,034
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$8,100	8,115
1.391% (US0003M + 1.235%) due 02/15/2023 ~		24,200	24,162
1.490% (US0003M + 1.270%) due 03/28/2022 ~		14,057	14,051
1.514% due 02/17/2023	EUR	2,100	2,420
1.744% due 07/19/2024		1,800	2,086
2.330% due 11/25/2025		1,700	2,018
2.386% due 02/17/2026		4,575	5,460
2.748% due 06/14/2024	GBP	3,900	5,321
2.900% due 02/16/2028		$6,900	6,927
2.979% due 08/03/2022		1,000	1,006
3.021% due 03/06/2024	EUR	14,300	17,015
3.087% due 01/09/2023		$58,500	59,566
3.096% due 05/04/2023		21,050	21,472
3.250% due 09/15/2025	EUR	2,200	2,691
3.264% (US0003M + 3.140%) due 01/07/2022 ~		$24,200	24,200
3.350% due 11/01/2022		16,200	16,424
3.370% due 11/17/2023		57,400	59,266
3.375% due 11/13/2025		17,400	18,100
3.550% due 10/07/2022		79,900	81,202
3.664% due 09/08/2024		6,000	6,239
3.810% due 01/09/2024		13,200	13,708
4.000% due 11/13/2030		13,100	14,116
4.063% due 11/01/2024		5,400	5,689
4.134% due 08/04/2025		5,000	5,312
4.140% due 02/15/2023		6,500	6,663
4.375% due 08/06/2023		4,800	5,000
4.389% due 01/08/2026		500	539
4.535% due 03/06/2025	GBP	4,400	6,305
4.542% due 08/01/2026		$9,200	10,003
4.687% due 06/09/2025		2,600	2,798
5.113% due 05/03/2029		7,650	8,705
5.125% due 06/16/2025		46,800	50,956
5.584% due 03/18/2024		85,410	92,136
5.596% due 01/07/2022		122,800	123,044
Franklin Resources, Inc. 1.600% due 10/30/2030		12,500	11,822
GA Global Funding Trust
1.250% due 12/08/2023		10,250	10,249
1.625% due 01/15/2026		8,200	8,140
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,765
GATX Corp. 4.000% due 06/30/2030		33,300	37,123
General Motors Financial Co., Inc.
0.000% due 03/26/2022 •	EUR	42,000	47,848
1.250% (SOFRRATE + 1.200%) due 11/17/2023 ~		$2,950	2,983
3.550% due 07/08/2022		76,500	77,620
4.250% due 05/15/2023		4,750	4,945
5.100% due 01/17/2024		21,080	22,613
Glitnir Banki HF 0.000% due 12/31/2030	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	12,361
GLP Capital LP
3.250% due 01/15/2032		400	403
3.350% due 09/01/2024		4,800	4,975
4.000% due 01/15/2030		19,400	20,554
4.000% due 01/15/2031		2,800	2,992
5.250% due 06/01/2025		4,090	4,485
5.300% due 01/15/2029		3,100	3,523
5.375% due 04/15/2026		1,500	1,672
Goldman Sachs Group, Inc.
0.670% (SOFRRATE + 0.620%) due 12/06/2023 ~		7,800	7,804

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

0.914% (US0003M + 0.750%) due 02/23/2023 ~		16,900	16,975
1.124% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,816
1.217% due 12/06/2023		54,700	54,851
1.326% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,410
1.948% due 10/21/2027 •		14,600	14,542
3.500% due 01/23/2025		500	527
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	10,915
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		12,400	12,059
GSPA Monetization Trust 6.422% due 10/09/2029		13,698	14,486
Guardian Life Global Funding 1.250% due 11/19/2027		11,900	11,445
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,582
HAT Holdings LLC 3.750% due 09/15/2030		15,355	15,339
Healthcare Realty Trust, Inc. 2.050% due 03/15/2031		3,100	2,968
Healthcare Trust of America Holdings LP
2.000% due 03/15/2031		7,900	7,485
3.100% due 02/15/2030		2,800	2,893
3.500% due 08/01/2026		8,200	8,752
Healthpeak Properties, Inc. 2.875% due 01/15/2031		5,000	5,206
Highwoods Realty LP
3.050% due 02/15/2030		600	618
4.200% due 04/15/2029		3,600	3,979
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,754
3.500% due 09/15/2030		2,800	2,878
HSBC Holdings PLC
1.500% due 12/04/2024 •	EUR	600	703
3.033% due 11/22/2023 •		$12,550	12,773
5.250% due 09/16/2022 •(j)(k)	EUR	1,000	1,176
5.875% due 09/28/2026 •(j)(k)	GBP	16,600	24,281
6.000% due 09/29/2023 •(j)(k)	EUR	200	247
Hudson Pacific Properties LP
3.250% due 01/15/2030		$23,300	24,205
4.650% due 04/01/2029		4,500	5,091
ING Groep NV
1.370% (US0003M + 1.150%) due 03/29/2022 ~		2,100	2,105
1.400% due 07/01/2026 •		31,200	30,895
3.875% due 05/16/2027 •(j)(k)		200	191
4.250% due 05/16/2031 •(j)(k)		200	189
6.875% due 04/16/2022 •(j)(k)		2,200	2,239
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		5,700	5,469
2.100% due 06/15/2030		13,000	12,907
3.000% due 06/15/2050		5,500	5,588
Intesa Sanpaolo SpA 3.250% due 09/23/2024		41,900	43,647
Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		3,250	3,217
2.700% due 01/15/2034		3,900	3,830
JAB Holdings BV 2.200% due 11/23/2030		1,000	980
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		14,500	14,468
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		6,200	6,230
1.014% (US0003M + 0.890%) due 07/23/2024 ~		43,100	43,524
1.354% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,107
1.470% due 09/22/2027 •		36,500	35,794
1.514% due 06/01/2024 •		6,600	6,652
1.578% due 04/22/2027 •		11,500	11,370
2.182% due 06/01/2028 •		58,450	58,970
2.739% due 10/15/2030 •		5,800	5,965
3.797% due 07/23/2024 •		19,100	19,913
Jyske Realkredit A/S 1.500% due 10/01/2053	DKK	6,000	888
Kilroy Realty LP
2.500% due 11/15/2032		$9,000	8,726
2.650% due 11/15/2033		4,500	4,380
3.050% due 02/15/2030		6,700	6,916
4.250% due 08/15/2029		2,100	2,361
4.375% due 10/01/2025		2,900	3,161
Kimco Realty Corp.
1.900% due 03/01/2028		12,000	11,886
2.700% due 03/01/2024		11,300	11,610
2.700% due 10/01/2030		1,700	1,727
3.300% due 02/01/2025		9,200	9,677
KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	14,165
3.750% due 07/01/2029		5,300	5,825

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Kookmin Bank
2.500% due 11/04/2030		3,800	3,738
4.500% due 02/01/2029		2,700	3,040
Lazard Group LLC
4.375% due 03/11/2029		3,700	4,177
4.500% due 09/19/2028		7,000	8,015
Lexington Realty Trust
2.375% due 10/01/2031		8,200	7,877
2.700% due 09/15/2030		2,900	2,877
Life Storage LP
2.200% due 10/15/2030		3,400	3,347
2.400% due 10/15/2031		4,000	3,936
4.000% due 06/15/2029		500	555
Lifestorage LP 3.500% due 07/01/2026		5,600	5,998
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		11,758	13,531
Lloyds Bank PLC 7.500% due 04/02/2032 þ		43,800	35,039
Lloyds Banking Group PLC
1.000% due 11/09/2023	EUR	13,500	15,695
1.458% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	7,402
2.858% due 03/17/2023 •		$25,600	25,700
2.907% due 11/07/2023 •		5,300	5,386
3.500% due 04/01/2026 •	EUR	6,500	8,180
3.900% due 03/12/2024		$9,900	10,463
4.000% due 03/07/2025	AUD	22,400	17,253
4.375% due 03/22/2028		$2,300	2,582
4.947% due 06/27/2025 •(j)(k)	EUR	1,900	2,362
7.625% due 06/27/2023 •(j)(k)	GBP	50,600	73,387
Loews Corp. 3.200% due 05/15/2030		$7,200	7,666
Logicor Financing SARL
1.500% due 11/14/2022	EUR	8,100	9,318
1.625% due 07/15/2027		7,200	8,504
2.250% due 05/13/2025		41,100	49,441
3.250% due 11/13/2028		10,900	14,099
Manulife Financial Corp. 2.484% due 05/19/2027		$32,000	32,777
Marsh & McLennan Cos., Inc. 3.500% due 03/10/2025		4,000	4,237
Metropolitan Life Global Funding 3.450% due 12/18/2026		15,600	16,836
Mid-America Apartments LP
1.700% due 02/15/2031		7,600	7,267
2.750% due 03/15/2030		4,100	4,255
3.950% due 03/15/2029		14,700	16,432
4.200% due 06/15/2028		1,300	1,466
4.300% due 10/15/2023		100	105
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		5,680	5,750
3.406% due 02/28/2022		6,300	6,311
Mitsubishi UFJ Financial Group, Inc.
0.913% (US0003M + 0.740%) due 03/02/2023 ~		73,900	74,284
1.412% due 07/17/2025		23,000	22,892
1.640% due 10/13/2027 •		6,200	6,123
2.801% due 07/18/2024		63,800	66,168
3.407% due 03/07/2024		938	982
3.455% due 03/02/2023		35,000	36,045
Mizuho Financial Group, Inc.
0.970% (US0003M + 0.790%) due 03/05/2023 ~		110,100	110,823
1.111% (US0003M + 0.990%) due 07/10/2024 ~		24,100	24,318
1.241% due 07/10/2024 •		21,300	21,359
1.979% due 09/08/2031 •		20,800	20,036
2.201% due 07/10/2031 •		30,800	30,148
2.555% due 09/13/2025 •		41,600	42,735
3.549% due 03/05/2023		48,000	49,511
3.922% due 09/11/2024 •		68,900	72,009
Morgan Stanley
1.524% (US0003M + 1.400%) due 10/24/2023 ~		5,100	5,145
3.125% due 07/27/2026		700	742
3.737% due 04/24/2024 •		24,700	25,561
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,400	1,920
3.692% due 06/05/2028		3,500	4,957
Nasdaq, Inc. 3.850% due 06/30/2026		$800	873
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	6,751
National Retail Properties, Inc. 2.500% due 04/15/2030		3,500	3,554
Nationwide Building Society
3.766% due 03/08/2024 •		134,000	138,057
3.960% due 07/18/2030 •		36,800	40,469
4.363% due 08/01/2024 •		12,820	13,430

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Natwest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	8,789
1.626% (US0003M + 1.470%) due 05/15/2023 ~		$900	904
1.770% (US0003M + 1.550%) due 06/25/2024 ~		42,800	43,493
2.000% due 03/08/2023 •	EUR	7,100	8,117
2.500% due 03/22/2023		6,500	7,642
3.073% due 05/22/2028 •		$27,400	28,519
3.498% due 05/15/2023 •		6,500	6,557
3.875% due 09/12/2023		70,050	73,075
4.519% due 06/25/2024 •		39,100	40,917
4.892% due 05/18/2029 •		21,100	24,152
8.000% due 08/10/2025 •(j)(k)		1,200	1,395
NatWest Markets PLC 0.625% due 03/02/2022	EUR	6,200	7,072
New York Life Insurance Co. 3.750% due 05/15/2050		$5,600	6,390
Nissan Motor Acceptance Co. LLC
0.830% (US0003M + 0.640%) due 03/08/2024 ~		21,600	21,609
0.910% due 09/28/2022 •		6,792	6,799
1.012% (US0003M + 0.890%) due 01/13/2022 ~		17,983	17,985
1.850% due 09/16/2026		30,200	29,497
2.000% due 03/09/2026		23,900	23,564
2.450% due 09/15/2028		500	486
2.600% due 09/28/2022		13,022	13,160
2.650% due 07/13/2022		7,500	7,567
2.750% due 03/09/2028		8,550	8,496
3.450% due 03/15/2023		200	205
3.875% due 09/21/2023		2,600	2,706
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	44,510
2.679% due 07/16/2030		9,500	9,467
NongHyup Bank
0.875% due 07/28/2024		5,400	5,350
1.250% due 07/20/2025		1,600	1,585
Nordea Bank Abp 3.750% due 08/30/2023		2,100	2,194
Norinchukin Bank 2.080% due 09/22/2031		19,700	19,537
NTT Finance Corp.
0.373% due 03/03/2023		11,200	11,156
0.583% due 03/01/2024		7,000	6,922
1.162% due 04/03/2026		28,300	27,789
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	5,891
Nykredit Realkredit A/S 1.000% due 10/01/2050	DKK	63,000	9,206
Old Republic International Corp. 3.875% due 08/26/2026		$2,850	3,089
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		24,890	25,100
3.625% due 10/01/2029		14,300	14,858
4.375% due 08/01/2023		42	44
5.250% due 01/15/2026		33,800	37,624
OneMain Finance Corp. 6.875% due 03/15/2025		41,090	45,765
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022		1,400	1,405
4.125% due 02/01/2029		4,700	5,227
Pacific Life Global Funding 1.200% due 06/24/2025		4,800	4,744
Pacific LifeCorp 3.350% due 09/15/2050		7,000	7,546
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		5,188	5,356
5.500% due 02/15/2024		937	1,005
Physicians Realty LP 3.950% due 01/15/2028		3,900	4,264
Piedmont Operating Partnership LP 3.150% due 08/15/2030		21,100	21,636
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	19,828
Piper Sandler Cos. 5.200% due 10/15/2023		14,000	14,004
PNC Bank N.A. 2.500% due 08/27/2024		17,500	18,080
Primerica, Inc. 2.800% due 11/19/2031		8,600	8,702
Principal Life Global Funding
1.250% due 06/23/2025		4,600	4,549
1.250% due 08/16/2026		14,000	13,678
Protective Life Global Funding 3.104% due 04/15/2024		28,900	30,078
Prudential PLC 3.125% due 04/14/2030		2,800	2,992

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Public Storage 0.500% due 09/09/2030	EUR	14,900	16,442
Realkredit Danmark A/S 1.500% due 10/01/2053	DKK	69,200	10,374
Realty Income Corp.
2.200% due 06/15/2028		$550	556
2.850% due 12/15/2032		4,400	4,571
3.100% due 12/15/2029		8,900	9,458
3.250% due 01/15/2031		12,300	13,241
3.400% due 01/15/2028		9,400	10,145
3.875% due 04/15/2025		2,800	3,014
3.950% due 08/15/2027		900	999
4.625% due 11/01/2025		6,600	7,321
4.875% due 06/01/2026		9,700	10,923
Regency Centers LP 3.700% due 06/15/2030		11,480	12,579
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	6,575
Reliance Standard Life Global Funding 2.625% due 07/22/2022		12,100	12,246
RGA Global Funding 2.000% due 11/30/2026		15,500	15,562
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	836
3.400% due 01/18/2023		3,400	3,476
3.450% due 06/02/2025		22,500	23,625
Santander UK Group Holdings PLC
2.896% due 03/15/2032 •		2,500	2,527
7.375% due 06/24/2022 •(j)(k)	GBP	600	832
SBA Tower Trust
1.884% due 07/15/2050		$24,900	24,888
2.328% due 07/15/2052		27,200	27,796
2.836% due 01/15/2050		3,987	4,094
Scentre Group Trust
3.500% due 02/12/2025		1,000	1,054
3.625% due 01/28/2026		7,100	7,586
4.375% due 05/28/2030 (n)		60,250	68,898
Service Properties Trust
4.350% due 10/01/2024		11,200	10,988
4.375% due 02/15/2030		300	276
4.650% due 03/15/2024		700	692
4.750% due 10/01/2026		31,200	30,376
4.950% due 02/15/2027		1,400	1,360
4.950% due 10/01/2029		12,800	12,179
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		18,500	20,436
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		9,300	9,178
Simon Property Group LP
2.000% due 09/13/2024		22,700	23,117
2.450% due 09/13/2029		24,000	24,187
2.750% due 06/01/2023		5,600	5,726
3.375% due 12/01/2027		4,600	4,950
Sitka Holdings LLC 5.250% due 07/06/2026 •		24,150	24,724
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(j)(k)		600	611
SL Green Realty Corp. 4.500% due 12/01/2022		850	868
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		1,300	1,355
Societe Generale S.A.
1.488% due 12/14/2026 •		26,600	25,922
1.792% due 06/09/2027 •		17,900	17,526
4.250% due 09/14/2023		70,750	74,450
7.375% due 10/04/2023 •(j)(k)		2,200	2,361
7.875% due 12/18/2023 •(j)(k)		2,500	2,741
Spirit Realty LP
2.100% due 03/15/2028		6,400	6,234
3.200% due 02/15/2031		5,800	6,002
3.400% due 01/15/2030		9,200	9,686
4.000% due 07/15/2029		2,590	2,848
Standard Chartered PLC
0.980% (SOFRRATE + 0.930%) due 11/23/2025 ~		14,200	14,210
0.991% due 01/12/2025 •		31,100	30,782
1.319% due 10/14/2023 •		4,100	4,104
1.456% due 01/14/2027 •		12,900	12,505
1.822% due 11/23/2025 •		39,000	38,978
7.500% due 04/02/2022 •(j)(k)		2,500	2,540
7.750% due 04/02/2023 •(j)(k)		700	743
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	35,789
STORE Capital Corp.
2.700% due 12/01/2031		800	783
2.750% due 11/18/2030		4,860	4,826

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

4.625% due 03/15/2029		400	449
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		44,300	44,105
1.902% due 09/17/2028		11,800	11,577
2.448% due 09/27/2024		35,100	36,122
2.696% due 07/16/2024		24,450	25,264
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,898
2.700% due 07/15/2031		1,800	1,787
SVB Financial Group 3.125% due 06/05/2030		8,700	9,141
Swedbank AB 6.000% due 03/17/2022 •(j)(k)		400	404
Synchrony Financial
2.850% due 07/25/2022		4,500	4,546
3.700% due 08/04/2026		1,600	1,701
5.150% due 03/19/2029		5,450	6,269
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,151	27,807
5.661% due 10/13/2041		8,295	14,576
5.744% due 04/13/2040		8,677	15,159
5.801% due 10/13/2040		22,574	39,648
U.S. Bancorp 1.450% due 05/12/2025		$13,500	13,566
UBS AG
5.125% due 05/15/2024 (k)		1,700	1,823
7.625% due 08/17/2022 (k)		35,049	36,408
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		9,100	9,141
1.384% due 05/23/2023 •		7,700	7,732
2.859% due 08/15/2023 •		2,958	2,994
3.491% due 05/23/2023		14,700	14,850
4.125% due 09/24/2025		7,200	7,780
4.125% due 04/15/2026		39,400	43,037
4.253% due 03/23/2028		6,200	6,871
4.375% due 02/10/2031 •(j)(k)		2,000	1,981
UDR, Inc.
3.000% due 08/15/2031		1,500	1,564
3.100% due 11/01/2034		5,700	5,922
4.400% due 01/26/2029		5,000	5,642
UniCredit SpA
2.569% due 09/22/2026 •		15,300	15,284
4.027% (US0003M + 3.900%) due 01/14/2022 ~		47,200	47,240
6.572% due 01/14/2022		21,050	21,081
7.830% due 12/04/2023		350,050	390,456
9.250% due 06/03/2022 •(j)(k)	EUR	1,300	1,537
Ventas Realty LP
3.000% due 01/15/2030		$33,600	34,715
4.125% due 01/15/2026		5,000	5,446
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	2,300	3,348
Volkswagen Bank GmbH
0.913% (EUR003M + 1.470%) due 08/01/2022 ~	EUR	5,000	5,733
1.250% due 08/01/2022		28,200	32,402
1.875% due 01/31/2024		39,700	46,927
2.500% due 07/31/2026		13,600	16,926
Volkswagen Leasing GmbH
1.000% due 02/16/2023		8,750	10,099
2.625% due 01/15/2024		6,700	8,038
WEA Finance LLC 3.750% due 09/17/2024		$12,300	12,910
Wells Fargo & Co.
1.359% (US0003M + 1.230%) due 10/31/2023 ~		13,630	13,742
1.654% due 06/02/2024 •		4,500	4,540
1.741% due 05/04/2030 •	EUR	13,700	16,510
2.164% due 02/11/2026 •		$17,200	17,467
2.393% due 06/02/2028 •		18,900	19,223
2.406% due 10/30/2025 •		21,300	21,846
3.000% due 02/19/2025		5,100	5,328
3.000% due 04/22/2026		2,600	2,734
3.550% due 09/29/2025		12,900	13,758
3.750% due 01/24/2024		10,362	10,885
Welltower, Inc.
2.750% due 01/15/2031		21,050	21,475
3.100% due 01/15/2030		24,700	25,904
3.625% due 03/15/2024		19,950	20,992
4.250% due 04/01/2026		800	877
Willis North America, Inc. 2.950% due 09/15/2029		2,200	2,254
WP Carey, Inc.
2.400% due 02/01/2031		5,000	4,919
2.450% due 02/01/2032		2,000	1,953
4.000% due 02/01/2025		5,450	5,802
4.250% due 10/01/2026		1,700	1,863

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

4.600% due 04/01/2024	7,500	7,967

		10,363,280

INDUSTRIALS 9.9%
7-Eleven, Inc.
0.625% due 02/10/2023	900	897
0.800% due 02/10/2024	14,446	14,288
0.950% due 02/10/2026	6,000	5,815
1.300% due 02/10/2028	27,900	26,592
1.800% due 02/10/2031	13,400	12,694
AbbVie, Inc.
2.600% due 11/21/2024	42,100	43,710
2.850% due 05/14/2023	1,050	1,074
2.950% due 11/21/2026	12,000	12,653
3.600% due 05/14/2025	300	319
Activision Blizzard, Inc. 2.500% due 09/15/2050	11,700	10,278
Adani Transmission Ltd. 4.000% due 08/03/2026	12,328	12,967
Air Canada Pass-Through Trust
3.300% due 07/15/2031	990	1,009
3.600% due 09/15/2028	2,876	2,904
5.250% due 10/01/2030	4,634	5,054
Aker BP ASA 4.000% due 01/15/2031	1,100	1,191
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	16,789	18,383
Alcon Finance Corp. 2.600% due 05/27/2030	6,000	6,062
Amdocs Ltd. 2.538% due 06/15/2030	15,900	15,776
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,400	1,393
3.000% due 04/15/2030	16,131	16,071
3.150% due 08/15/2033	18,466	18,712
3.200% due 12/15/2029	11,120	11,207
3.250% due 04/15/2030	6,868	6,551
3.350% due 04/15/2031	12,283	12,531
3.375% due 11/01/2028	9,544	9,477
3.500% due 08/15/2033	4,823	4,629
3.575% due 07/15/2029	4,038	4,110
3.600% due 03/22/2029	6,655	6,878
3.600% due 04/15/2031	567	554
3.650% due 12/15/2029	4,035	3,910
3.650% due 08/15/2030	4,668	4,885
3.700% due 04/01/2028	4,252	4,323
American Airlines, Inc. 5.750% due 04/20/2029	8,000	8,566
Amphenol Corp. 3.200% due 04/01/2024	1,900	1,977
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	89,100	97,765
4.350% due 06/01/2040	20,950	24,673
4.500% due 06/01/2050	20,930	25,856
4.600% due 06/01/2060	13,740	17,059
Anthem, Inc.
2.375% due 01/15/2025	2,000	2,064
2.550% due 03/15/2031	15,800	16,148
AP Moller - Maersk A/S 4.500% due 06/20/2029	19,600	22,326
Arrow Electronics, Inc. 4.500% due 03/01/2023	3,000	3,088
AstraZeneca PLC 0.823% (US0003M + 0.665%) due 08/17/2023 ~	1,600	1,611
AutoNation, Inc. 4.750% due 06/01/2030	6,715	7,679
Bacardi Ltd. 4.450% due 05/15/2025	18,200	19,737
BAE Systems PLC 3.000% due 09/15/2050	7,000	6,834
Banner Health 1.897% due 01/01/2031	1,900	1,852
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	7,700	8,417
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	3,209
Bayer U.S. Finance LLC
1.213% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,710
3.875% due 12/15/2023	8,400	8,782
4.250% due 12/15/2025	24,100	26,090
4.375% due 12/15/2028	30,400	33,985
Becton Dickinson and Co.
2.823% due 05/20/2030	7,200	7,461
3.794% due 05/20/2050	5,500	6,189

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Berry Global, Inc. 1.570% due 01/15/2026	4,900	4,800
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,899
3.080% due 07/01/2051	7,000	6,918
Black Knight InfoServ LLC 3.625% due 09/01/2028	4,400	4,401
BMW Finance NV 2.250% due 08/12/2022	34,200	34,565
BMW U.S. Capital LLC
0.800% due 04/01/2024	6,000	5,963
3.300% due 04/06/2027	900	967
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	5,171
Boeing Co.
1.167% due 02/04/2023	6,700	6,701
1.433% due 02/04/2024	78,890	78,806
1.950% due 02/01/2024	115,500	116,869
2.196% due 02/04/2026	10,550	10,556
2.750% due 02/01/2026	108,190	111,390
Boston Scientific Corp. 2.650% due 06/01/2030	54,840	55,967
British Airways Pass-Through Trust
2.900% due 09/15/2036	800	800
3.300% due 06/15/2034	3,482	3,597
3.350% due 12/15/2030	6,591	6,565
3.800% due 03/20/2033	1,869	1,950
4.250% due 05/15/2034	2,297	2,452
Broadcom, Inc.
1.950% due 02/15/2028	700	693
2.450% due 02/15/2031	58,100	57,029
2.600% due 02/15/2033	22,900	22,358
3.137% due 11/15/2035	176,757	178,000
3.187% due 11/15/2036	34,804	34,796
3.419% due 04/15/2033	30,954	32,484
3.469% due 04/15/2034	22,160	23,224
3.500% due 02/15/2041	13,500	13,880
3.750% due 02/15/2051	15,700	16,453
4.110% due 09/15/2028	99,092	108,729
4.150% due 11/15/2030	40,871	45,365
4.300% due 11/15/2032	59,580	67,043
Campbell Soup Co. 4.150% due 03/15/2028	34,200	38,012
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	11,431
Celanese U.S. Holdings LLC 4.625% due 11/15/2022	1,700	1,755
Centene Corp.
4.250% due 12/15/2027	6,700	6,996
4.625% due 12/15/2029	7,000	7,561
CenterPoint Energy Resources Corp.
0.673% (US0003M + 0.500%) due 03/02/2023 ~	28,540	28,481
0.700% due 03/02/2023	13,400	13,342
1.750% due 10/01/2030	18,500	17,543
Central Nippon Expressway Co. Ltd. 2.849% due 03/03/2022	2,000	2,007
CGI, Inc. 1.450% due 09/14/2026	19,750	19,334
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~	60,500	61,840
2.250% due 01/15/2029	1,250	1,221
3.500% due 06/01/2041	9,800	9,572
3.700% due 04/01/2051	2,200	2,133
3.850% due 04/01/2061	1,700	1,608
4.464% due 07/23/2022	79,608	80,791
4.908% due 07/23/2025	38,100	41,986
6.484% due 10/23/2045	1,500	2,053
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	13,700	15,163
Chevron Corp.
2.236% due 05/11/2030	24,100	24,402
3.078% due 05/11/2050	20,000	21,291
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	5,421
Citrix Systems, Inc.
1.250% due 03/01/2026	6,800	6,629
3.300% due 03/01/2030	2,700	2,742
4.500% due 12/01/2027	3,600	3,911
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032	15,100	14,252
CommonSpirit Health 3.910% due 10/01/2050	24,400	27,221
Conagra Brands, Inc. 1.375% due 11/01/2027	13,890	13,277

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Constellation Brands, Inc. 3.700% due 12/06/2026		2,800	3,027
Continental Resources, Inc.
4.375% due 01/15/2028		4,889	5,294
5.750% due 01/15/2031		3,234	3,814
CoStar Group, Inc. 2.800% due 07/15/2030		10,600	10,615
Cox Communications, Inc. 2.950% due 10/01/2050		4,700	4,401
CRH America Finance, Inc.
3.400% due 05/09/2027		1,300	1,389
3.950% due 04/04/2028		18,900	20,845
4.500% due 04/04/2048		6,900	8,438
CVS Health Corp.
2.125% due 09/15/2031		8,500	8,333
3.250% due 08/15/2029		8,700	9,285
3.875% due 07/20/2025		2,770	2,979
4.300% due 03/25/2028		6,815	7,654
CVS Pass-Through Trust 8.353% due 07/10/2031		178	226
DAE Funding LLC 1.625% due 02/15/2024		19,300	18,962
Daimler Finance North America LLC
0.750% due 03/01/2024		35,900	35,582
0.985% (US0003M + 0.840%) due 05/04/2023 ~		20,500	20,667
1.040% (US0003M + 0.880%) due 02/22/2022 ~		36,300	36,338
1.056% (US0003M + 0.900%) due 02/15/2022 ~		42,000	42,038
1.450% due 03/02/2026		14,800	14,665
2.550% due 08/15/2022		129,250	130,734
2.700% due 06/14/2024		23,000	23,788
3.400% due 02/22/2022		31,400	31,529
3.700% due 05/04/2023		20,600	21,350
Daimler Trucks Finance North America LLC
0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~		4,950	4,957
0.650% (SOFRRATE + 0.600%) due 12/14/2023 ~		12,700	12,713
1.125% due 12/14/2023		9,100	9,106
1.625% due 12/13/2024		7,500	7,561
2.000% due 12/14/2026		1,300	1,306
Danone S.A. 2.589% due 11/02/2023		3,331	3,416
Dell International LLC
4.900% due 10/01/2026		15,300	17,244
5.300% due 10/01/2029		5,300	6,219
5.450% due 06/15/2023		28,588	30,167
6.020% due 06/15/2026		19,800	22,909
6.100% due 07/15/2027		7,300	8,714
6.200% due 07/15/2030		4,700	5,937
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,639	1,606
Deutsche Telekom International Finance BV 3.600% due 01/19/2027		4,200	4,503
Discovery Communications LLC
3.625% due 05/15/2030 (n)		11,300	12,094
4.650% due 05/15/2050		39,300	46,223
Duke University
2.682% due 10/01/2044		18,800	18,943
2.832% due 10/01/2055		31,400	32,601
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		8,400	8,654
eBay, Inc.
1.900% due 03/11/2025		7,000	7,084
2.700% due 03/11/2030		19,100	19,544
Electronic Arts, Inc. 1.850% due 02/15/2031		500	480
ELO SACA 3.250% due 07/23/2027	EUR	100	128
Emory University
1.566% due 09/01/2025		$2,100	2,092
2.143% due 09/01/2030		12,300	12,484
2.969% due 09/01/2050		33,500	35,298
Empresa de Transporte de Pasajeros Metro S.A. 4.700% due 05/07/2050		15,100	17,577
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~		29,600	29,610
Energy Transfer LP
2.900% due 05/15/2025		1,500	1,551
3.600% due 02/01/2023		2,300	2,345
4.250% due 03/15/2023		4,135	4,250
4.500% due 11/01/2023		34,709	36,373
5.000% due 10/01/2022		4,722	4,816
5.000% due 05/15/2050		200	231
Entergy Louisiana LLC
1.600% due 12/15/2030		4,100	3,868
2.350% due 06/15/2032		6,860	6,847
5.400% due 11/01/2024		2,400	2,661

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

EOG Resources, Inc.
4.375% due 04/15/2030		800	925
4.950% due 04/15/2050		2,600	3,541
EQM Midstream Partners LP
4.750% due 07/15/2023		2,698	2,809
6.000% due 07/01/2025		9,000	9,798
6.500% due 07/01/2027		5,000	5,606
Equifax, Inc. 3.100% due 05/15/2030		2,390	2,504
Essential Utilities, Inc.
2.400% due 05/01/2031		1,890	1,882
3.351% due 04/15/2050		1,800	1,869
Expedia Group, Inc.
2.950% due 03/15/2031		5,100	5,098
3.250% due 02/15/2030		15,000	15,324
4.625% due 08/01/2027		5,000	5,571
6.250% due 05/01/2025		16,444	18,565
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	4,630
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,900
Fiserv, Inc.
2.250% due 06/01/2027		5,500	5,600
2.650% due 06/01/2030		50,680	51,484
Flex Ltd. 4.875% due 05/12/2030		32,500	37,101
Ford Foundation 2.415% due 06/01/2050		5,100	4,833
Ford Motor Co. 3.250% due 02/12/2032		11,800	12,107
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		19,112	20,225
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,200	2,581
GE Capital Funding LLC 4.550% due 05/15/2032		$77,000	91,156
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		14,097	16,846
GE Capital UK Funding Unlimited Co. 5.875% due 01/18/2033	GBP	300	548
General Electric Co.
0.520% (US0003M + 0.380%) due 05/05/2026 ~		$2,640	2,596
6.750% due 03/15/2032		800	1,092
7.500% due 08/21/2035		2,100	3,136
General Mills, Inc. 6.410% due 10/15/2022		10,400	10,870
General Motors Co.
5.400% due 10/02/2023 (l)		7,800	8,352
6.125% due 10/01/2025 (l)		7,800	8,968
Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,744
2.650% due 02/15/2025		3,930	4,042
2.900% due 05/15/2030		19,892	20,275
3.200% due 08/15/2029		5,300	5,526
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	24,257
Hackensack Meridian Health, Inc. 2.675% due 09/01/2041		6,600	6,451
Hamilton College 4.750% due 07/01/2113		29,370	38,883
HCA, Inc.
5.000% due 03/15/2024		1,150	1,237
5.375% due 09/01/2026		26,700	30,039
5.875% due 02/01/2029		1,700	2,028
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		10,600	10,562
Huntington Ingalls Industries, Inc.
0.670% due 08/16/2023		12,400	12,296
2.043% due 08/16/2028		10,000	9,798
4.200% due 05/01/2030		3,500	3,907
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~		5,800	5,817
1.300% due 10/01/2023		4,200	4,201
Hyundai Capital America
0.800% due 04/03/2023		59,360	59,110
0.800% due 01/08/2024		42,400	41,807
1.000% due 09/17/2024		32,500	31,958
1.150% due 11/10/2022		48,450	48,582
1.650% due 09/17/2026		75,100	73,686
2.100% due 09/15/2028		34,600	33,642
IHS Markit Ltd.
4.000% due 03/01/2026		2,000	2,167
4.250% due 05/01/2029		5,600	6,389
5.000% due 11/01/2022		2,300	2,375

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Imperial Brands Finance PLC
3.125% due 07/26/2024		20,130	20,813
3.500% due 07/26/2026		34,025	35,803
3.750% due 07/21/2022		17,182	17,374
3.875% due 07/26/2029		38,650	40,984
4.250% due 07/21/2025		16,305	17,520
Infor, Inc.
1.450% due 07/15/2023		5,600	5,621
1.750% due 07/15/2025		12,500	12,426
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,300	7,219
International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		15,300	14,975
3.200% due 05/01/2023		5,100	5,230
3.268% due 11/15/2040		7,100	7,223
3.468% due 12/01/2050		18,200	19,112
JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,912	7,997
2.950% due 11/15/2029		549	549
4.000% due 05/15/2034		4,813	5,209
Kaiser Foundation Hospitals 2.810% due 06/01/2041		18,700	18,836
Kansas City Southern 2.875% due 11/15/2029		3,800	3,940
Kinder Morgan, Inc. 7.750% due 01/15/2032		5,100	7,173
KLA Corp. 4.650% due 11/01/2024		5,400	5,858
Komatsu Finance America, Inc. 2.437% due 09/11/2022		4,727	4,776
Kraft Heinz Foods Co.
6.500% due 02/09/2040		300	427
7.125% due 08/01/2039		25,200	38,421
Leidos, Inc.
2.300% due 02/15/2031		15,300	14,755
3.625% due 05/15/2025		1,800	1,918
4.375% due 05/15/2030		3,300	3,681
Lennar Corp. 4.750% due 05/30/2025		1,180	1,292
Level 3 Financing, Inc.
3.400% due 03/01/2027		16,100	16,643
3.750% due 07/15/2029		5,000	4,758
3.875% due 11/15/2029		12,520	12,757
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		14,600	13,936
Marriott International, Inc.
3.500% due 10/15/2032		29,040	30,454
3.600% due 04/15/2024		12,900	13,498
4.150% due 12/01/2023		33,000	34,677
4.625% due 06/15/2030		1,600	1,802
Masco Corp. 1.500% due 02/15/2028		6,990	6,771
Mather Foundation 2.675% due 10/01/2031		1,050	1,053
McDonald's Corp. 3.700% due 01/30/2026		2,700	2,908
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		18,000	17,752
Micron Technology, Inc.
2.703% due 04/15/2032		3,300	3,309
4.975% due 02/06/2026		13,900	15,475
5.327% due 02/06/2029		10,000	11,860
MidMichigan Health 3.409% due 06/01/2050		29,500	31,499
Mohawk Industries, Inc. 3.625% due 05/15/2030		3,100	3,328
Moody's Corp. 3.250% due 05/20/2050		1,200	1,257
Motorola Solutions, Inc. 2.300% due 11/15/2030		18,470	17,866
Motors Liquidation Co. 8.375% due 07/05/2033 ^(e)	EUR	20,000	0
MPLX LP 4.700% due 04/15/2048		$7,200	8,327
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,532
National Fuel Gas Co. 2.950% due 03/01/2031		10,900	10,965
NetApp, Inc.
1.875% due 06/22/2025		4,700	4,739
2.375% due 06/22/2027		32,800	33,684
2.700% due 06/22/2030		40,900	40,975
Netflix, Inc. 4.625% due 05/15/2029	EUR	15,319	21,799

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Newell Brands, Inc.
4.700% due 04/01/2026		$2,700	2,948
4.875% due 06/01/2025		2,600	2,837
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	1,200	1,466
3.043% due 09/15/2023		$44,300	45,474
3.201% due 09/17/2028	EUR	3,100	3,934
3.522% due 09/17/2025		$122,200	128,200
4.345% due 09/17/2027		132,900	143,580
4.810% due 09/17/2030		35,600	39,856
Northwest Airlines Pass-Through Trust 7.041% due 10/01/2023		282	285
NVR, Inc. 3.000% due 05/15/2030		4,623	4,809
NXP BV
2.700% due 05/01/2025		4,788	4,953
3.150% due 05/01/2027		4,100	4,315
3.400% due 05/01/2030		1,700	1,814
3.875% due 06/18/2026		37,682	40,710
4.300% due 06/18/2029		2,100	2,355
4.625% due 06/01/2023		2,600	2,722
5.350% due 03/01/2026		13,800	15,607
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		4,000	3,751
Occidental Petroleum Corp. 6.950% due 07/01/2024		2,163	2,407
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (h)(j)		38,250	369
ONEOK Partners LP
6.125% due 02/01/2041		2,170	2,744
6.850% due 10/15/2037		2,200	2,958
Oracle Corp.
2.800% due 04/01/2027		300	309
2.950% due 04/01/2030		1,500	1,518
3.600% due 04/01/2050		12,600	12,361
3.850% due 04/01/2060		15,000	14,857
Orlando Health Obligated Group 3.327% due 10/01/2050		1,100	1,155
Owens Corning 4.200% due 12/01/2024		2,500	2,675
Panasonic Corp. 2.536% due 07/19/2022		11,100	11,189
PayPal Holdings, Inc.
1.650% due 06/01/2025		5,900	5,977
2.300% due 06/01/2030		30,100	30,604
2.650% due 10/01/2026		13,200	13,865
2.850% due 10/01/2029		41,400	43,613
3.250% due 06/01/2050		22,000	23,629
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	9,341
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		2,700	2,812
Penske Truck Leasing Co. LP
3.450% due 07/01/2024		11,100	11,638
4.125% due 08/01/2023		2,400	2,505
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		1,000	1,048
3.900% due 06/15/2030		11,400	11,567
Petronas Capital Ltd. 4.550% due 04/21/2050		3,500	4,346
President and Fellows of Harvard College 2.517% due 10/15/2050		550	553
Quanta Services, Inc.
0.950% due 10/01/2024		1,100	1,089
2.900% due 10/01/2030		4,000	4,073
QVC, Inc. 4.375% due 03/15/2023		1,700	1,753
Reckitt Benckiser Treasury Services PLC 0.780% (US0003M + 0.560%) due 06/24/2022 ~		4,700	4,709
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		8,190	7,754
2.800% due 09/15/2050		5,500	5,170
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025		300	296
Renesas Electronics Corp. 1.543% due 11/26/2024		1,300	1,292
Roche Holdings, Inc. 1.930% due 12/13/2028		7,800	7,853
Rockefeller Foundation 2.492% due 10/01/2050		12,790	12,616
Rolls-Royce PLC 5.750% due 10/15/2027		1,200	1,328
Royalty Pharma PLC
1.200% due 09/02/2025		11,900	11,660
1.750% due 09/02/2027		13,000	12,781

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Rumo Luxembourg SARL 5.250% due 01/10/2028		15,500	15,988
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		1,400	1,535
4.500% due 05/15/2030		37,900	42,789
5.000% due 03/15/2027		4,375	4,917
5.625% due 04/15/2023		2,800	2,929
Sands China Ltd.
3.800% due 01/08/2026		600	604
5.125% due 08/08/2025		300	315
Saudi Arabian Oil Co. 2.750% due 04/16/2022		10,800	10,877
Seagate HDD Cayman
4.091% due 06/01/2029		2,100	2,177
4.125% due 01/15/2031		6,900	7,189
4.875% due 06/01/2027		800	873
5.750% due 12/01/2034		750	865
Sherwin-Williams Co. 2.750% due 06/01/2022		83	84
Siemens Financieringsmaatschappij NV
1.200% due 03/11/2026		16,300	16,049
2.000% due 09/15/2023		300	306
Skyworks Solutions, Inc.
0.900% due 06/01/2023		400	398
1.800% due 06/01/2026		380	377
Smith & Nephew PLC 2.032% due 10/14/2030		30,290	29,286
Southern Co.
0.420% (SOFRRATE + 0.370%) due 05/10/2023 ~		4,750	4,740
1.750% due 03/15/2028		7,190	7,005
3.700% due 04/30/2030		4,000	4,355
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		605	608
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		14,963	15,081
4.600% due 06/15/2028		6,800	6,827
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,157	4,295
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		16,250	17,022
5.152% due 09/20/2029		54,600	60,277
Starbucks Corp. 2.550% due 11/15/2030		107,150	109,406
Sunnova Energy Corp. 5.875% due 09/01/2026		900	919
Suntory Holdings Ltd. 2.550% due 06/28/2022		8,700	8,766
Sutter Health 3.361% due 08/15/2050		26,400	27,738
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	2,994
Syngenta Finance NV
4.441% due 04/24/2023		13,350	13,805
4.892% due 04/24/2025		4,700	5,051
5.182% due 04/24/2028		12,000	13,483
T-Mobile USA, Inc.
1.500% due 02/15/2026		23,400	23,137
2.050% due 02/15/2028		11,200	11,125
2.550% due 02/15/2031		31,900	31,765
2.700% due 03/15/2032		1,600	1,612
3.400% due 10/15/2052		17,300	17,252
3.750% due 04/15/2027		25,370	27,486
3.875% due 04/15/2030		31,657	34,656
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030		37,500	36,764
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	9,797
7.000% due 10/15/2028		3,900	4,984
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	14,098
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		16,400	18,675
4.500% due 03/01/2025		20,900	24,737
6.000% due 04/15/2024		$9,300	9,756
Textron, Inc. 2.450% due 03/15/2031		7,300	7,184
Thermo Fisher Scientific, Inc. 1.750% due 10/15/2028		10,400	10,341
Toyota Industries Corp. 3.110% due 03/12/2022		12,200	12,238
Toyota Motor Corp. 1.339% due 03/25/2026		13,790	13,740
Toyota Tsusho Corp. 3.625% due 09/13/2023		7,090	7,387

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

TransCanada PipeLines Ltd. 3.750% due 10/16/2023		1,800	1,874
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		5,200	5,487
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		22,400	22,211
TripAdvisor, Inc. 7.000% due 07/15/2025		4,200	4,435
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		5,367	5,426
4.625% due 12/03/2026		1,327	1,323
7.125% due 04/22/2025		3,929	4,144
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,485	7,447
2.900% due 11/01/2029		1,581	1,572
3.100% due 01/07/2030		4,781	4,932
3.450% due 06/01/2029		4,564	4,796
3.450% due 01/07/2030		1,961	1,992
3.500% due 09/01/2031		4,135	4,321
3.750% due 03/03/2028		1,326	1,388
4.000% due 10/11/2027		2,506	2,627
4.150% due 10/11/2025		2,327	2,415
4.150% due 02/25/2033		11,554	12,668
4.300% due 02/15/2027		979	1,026
5.875% due 04/15/2029		53,593	58,805
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,984
United Group BV 4.875% due 07/01/2024	EUR	5,700	6,567
UnitedHealth Group, Inc. 2.000% due 05/15/2030		$4,400	4,373
Utah Acquisition Sub, Inc.
2.250% due 11/22/2024	EUR	7,000	8,426
3.950% due 06/15/2026		$8,800	9,498
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	11,777
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	13,549
5.250% due 05/15/2029		10,000	14,155
VMware, Inc.
1.800% due 08/15/2028		$3,000	2,922
2.950% due 08/21/2022		18,238	18,455
3.900% due 08/21/2027		100	109
4.500% due 05/15/2025		11,358	12,378
4.650% due 05/15/2027		18,560	20,888
4.700% due 05/15/2030		19,100	22,254
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022		18,600	18,872
2.850% due 09/26/2024		17,200	17,799
2.900% due 05/13/2022		43,500	43,859
3.125% due 05/12/2023		35,400	36,404
3.200% due 09/26/2026		6,500	6,844
3.350% due 05/13/2025		32,345	34,056
3.750% due 05/13/2030		6,400	7,005
4.250% due 11/13/2023		109,400	115,577
4.750% due 11/13/2028		43,500	50,131
Volkswagen International Finance NV 0.988% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	17,100	20,163
Walt Disney Co.
1.750% due 01/13/2026		$2,500	2,528
2.200% due 01/13/2028		16,100	16,412
2.650% due 01/13/2031		17,930	18,673
3.600% due 01/13/2051		46,400	52,612
3.800% due 05/13/2060		14,800	17,198
Weir Group PLC 2.200% due 05/13/2026		20,100	19,839
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,833
4.950% due 09/15/2028		6,100	6,940
Whirlpool Corp. 4.600% due 05/15/2050		28,200	34,968
Wipro IT Services LLC 1.500% due 06/23/2026		14,300	13,993
WK Kellogg Foundation Trust 2.443% due 10/01/2050		1,000	1,003
Woodside Finance Ltd. 3.650% due 03/05/2025		100	105
WPP Finance 3.750% due 09/19/2024		300	317
Wynn Las Vegas LLC 5.500% due 03/01/2025		30,700	31,662
Xylem, Inc.
1.950% due 01/30/2028		2,200	2,177
2.250% due 01/30/2031		6,400	6,351
3.250% due 11/01/2026		2,400	2,565

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Yara International ASA
3.148% due 06/04/2030		12,500	12,910
4.750% due 06/01/2028		6,200	7,046
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	2,700	3,139
3.050% due 01/15/2026		$7,500	7,842
Zoetis, Inc. 2.000% due 05/15/2030		32,800	32,372

			7,074,571

UTILITIES 3.5%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		7,636	7,721
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	8,553
AES Corp.
2.450% due 01/15/2031		13,700	13,362
3.300% due 07/15/2025		21,950	22,804
3.950% due 07/15/2030		23,167	24,727
Alabama Power Co. 1.450% due 09/15/2030		5,480	5,128
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	8,104
Ameren Corp.
1.750% due 03/15/2028		7,590	7,343
2.500% due 09/15/2024		200	206
Ameren Illinois Co. 1.550% due 11/15/2030		4,300	4,054
American Transmission Systems, Inc. 5.000% due 09/01/2044		700	900
American Water Capital Corp.
3.450% due 06/01/2029		9,800	10,574
3.850% due 03/01/2024		1,400	1,475
Appalachian Power Co.
2.700% due 04/01/2031		23,700	24,318
3.300% due 06/01/2027		3,400	3,631
Arizona Public Service Co.
2.200% due 12/15/2031		12,700	12,339
2.600% due 08/15/2029		6,400	6,514
3.350% due 05/15/2050		14,000	14,291
AT&T, Inc.
1.650% due 02/01/2028		24,950	24,443
2.250% due 02/01/2032		50,540	48,891
2.750% due 06/01/2031		42,350	43,254
3.100% due 02/01/2043		1,200	1,169
3.300% due 02/01/2052		51,900	50,972
3.500% due 02/01/2061		3,300	3,255
3.850% due 06/01/2060		1,140	1,194
4.350% due 03/01/2029		4,100	4,609
Atmos Energy Corp. 1.500% due 01/15/2031		19,500	18,321
Azure Power Energy Ltd. 3.575% due 08/19/2026		2,400	2,428
Baltimore Gas & Electric Co. 2.800% due 08/15/2022		1,256	1,265
Black Hills Corp. 2.500% due 06/15/2030		6,600	6,535
Boston Gas Co. 3.150% due 08/01/2027		2,900	3,014
British Telecommunications PLC 4.500% due 12/04/2023		13,595	14,387
CenterPoint Energy Houston Electric LLC 2.900% due 07/01/2050		2,400	2,429
Clearway Energy Operating LLC 3.750% due 02/15/2031		11,850	11,839
Dominion Energy, Inc. 2.250% due 08/15/2031		9,550	9,336
DTE Electric Co. 1.900% due 04/01/2028		5,690	5,638
Duke Energy Carolinas LLC
2.550% due 04/15/2031		6,500	6,679
3.350% due 05/15/2022		1,000	1,011
Duke Energy Corp.
0.851% (US0003M + 0.650%) due 03/11/2022 ~		29,800	29,828
2.450% due 06/01/2030		8,600	8,548
2.650% due 09/01/2026		600	622
Duke Energy Florida LLC 2.400% due 12/15/2031		2,580	2,614
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,200	5,630
Duke Energy Progress LLC
2.000% due 08/15/2031		30,400	29,730
3.375% due 09/01/2023		1,900	1,973

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Edison International
2.950% due 03/15/2023	600	610
3.125% due 11/15/2022	6,700	6,806
5.750% due 06/15/2027	4,700	5,363
EDP Finance BV 1.710% due 01/24/2028	40,000	38,944
Enable Midstream Partners LP 4.950% due 05/15/2028	4,290	4,762
Enel Finance International NV
1.375% due 07/12/2026	26,700	26,028
1.875% due 07/12/2028	13,000	12,685
2.250% due 07/12/2031	800	775
2.650% due 09/10/2024	187,301	193,002
2.875% due 07/12/2041	2,800	2,690
Entergy Arkansas LLC 3.050% due 06/01/2023	1,600	1,640
Entergy Corp.
1.900% due 06/15/2028	2,100	2,059
2.800% due 06/15/2030	6,100	6,215
3.750% due 06/15/2050	7,700	8,307
4.000% due 07/15/2022	16,400	16,601
Evergy Metro, Inc.
2.250% due 06/01/2030	12,600	12,542
3.150% due 03/15/2023	425	434
Exelon Corp. 3.950% due 06/15/2025	933	998
Exelon Generation Co. LLC 3.250% due 06/01/2025	11,000	11,534
FirstEnergy Corp.
1.600% due 01/15/2026	5,500	5,321
2.250% due 09/01/2030	12,000	11,570
4.400% due 07/15/2027	2,000	2,156
Florida Power & Light Co. 3.700% due 12/01/2047	2,600	2,989
Georgia Power Co. 3.250% due 03/15/2051	11,900	11,965
Greenko Dutch BV 3.850% due 03/29/2026	8,373	8,476
Greenko Power Ltd. 4.300% due 12/13/2028	14,600	14,874
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	24,000	24,542
5.950% due 07/29/2026	14,300	15,245
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	5,000	5,041
India Green Power Holdings 4.000% due 02/22/2027	5,500	5,555
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	11,370	12,505
ITC Holdings Corp. 2.950% due 05/14/2030	27,900	28,526
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	5,466
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	3,170
Metropolitan Edison Co.
3.500% due 03/15/2023	2,355	2,399
4.300% due 01/15/2029	1,760	1,960
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	9,400	9,748
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,709
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	9,472
2.950% due 02/07/2024	3,250	3,369
8.000% due 03/01/2032	165	240
New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	17,801
2.150% due 10/01/2031	3,410	3,341
NextEra Energy Capital Holdings, Inc.
0.430% (US0003M + 0.270%) due 02/22/2023 ~	7,150	7,140
1.900% due 06/15/2028	12,700	12,576
2.250% due 06/01/2030	74,690	74,327
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	1,047
4.278% due 12/15/2028	17,600	19,388
Northern States Power Co. 2.250% due 04/01/2031	3,500	3,532
NRG Energy, Inc. 3.875% due 02/15/2032	2,500	2,454
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)	73,640	40,778
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,078	1,063

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)	23,511	4,701
Oncor Electric Delivery Co. LLC 4.100% due 06/01/2022	690	694
ONEOK, Inc.
5.850% due 01/15/2026	7,700	8,838
6.350% due 01/15/2031	11,100	13,952
7.150% due 01/15/2051	6,700	9,691
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	12,800	12,821
1.367% due 03/10/2023	39,300	39,065
1.691% (US0003M + 1.480%) due 06/16/2022 ~	74,500	74,530
1.700% due 11/15/2023	25,060	25,130
1.750% due 06/16/2022	44,680	44,680
2.100% due 08/01/2027	28,879	27,904
2.500% due 02/01/2031	39,700	37,863
2.950% due 03/01/2026	4,050	4,123
3.150% due 01/01/2026	32,240	32,985
3.250% due 06/01/2031	18,660	18,741
3.300% due 03/15/2027	9,400	9,572
3.300% due 12/01/2027	10,000	10,172
3.300% due 08/01/2040	20,719	19,248
3.400% due 08/15/2024	2,230	2,308
3.450% due 07/01/2025	13,300	13,806
3.500% due 06/15/2025	16,990	17,655
3.500% due 08/01/2050	51,900	48,208
3.750% due 02/15/2024	15,685	16,273
3.750% due 07/01/2028	12,700	13,218
3.750% due 08/15/2042	2,000	1,870
3.850% due 11/15/2023	4,691	4,847
3.950% due 12/01/2047	24,400	23,560
4.000% due 12/01/2046	6,800	6,619
4.250% due 08/01/2023	6,626	6,862
4.250% due 03/15/2046	9,600	9,607
4.300% due 03/15/2045	8,500	8,614
4.450% due 04/15/2042	9,200	9,371
4.500% due 07/01/2040	23,100	24,102
4.500% due 12/15/2041	10,400	10,397
4.550% due 07/01/2030	49,503	53,574
4.600% due 06/15/2043	3,300	3,409
4.650% due 08/01/2028	6,100	6,659
4.750% due 02/15/2044	4,100	4,261
4.950% due 07/01/2050	7,800	8,515
PacifiCorp
2.700% due 09/15/2030	100	103
3.300% due 03/15/2051	100	104
Pennsylvania Electric Co. 3.250% due 03/15/2028	600	628
Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	6,713
2.700% due 01/15/2051	18,600	17,912
Puget Energy, Inc. 4.100% due 06/15/2030	15,900	17,209
ReNew Wind Energy AP2 4.500% due 07/14/2028	7,900	7,928
Rio Oil Finance Trust
8.200% due 04/06/2028	2,041	2,319
9.250% due 07/06/2024	7,550	8,130
9.750% due 01/06/2027	24,264	27,891
Rochester Gas and Electric Corp. 1.850% due 12/01/2030	600	571
San Diego Gas & Electric Co.
1.700% due 10/01/2030	14,400	13,796
3.320% due 04/15/2050	1,300	1,373
Shell International Finance BV
2.750% due 04/06/2030	39,900	41,719
3.250% due 04/06/2050	13,900	14,828
Southern California Edison Co.
0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~	51,010	51,064
2.500% due 06/01/2031	12,760	12,822
3.650% due 06/01/2051	16,800	18,246
Southern California Gas Co.
3.150% due 09/15/2024	10,300	10,774
3.200% due 06/15/2025	2,500	2,624
Southwestern Electric Power Co. 4.100% due 09/15/2028	2,257	2,502
Southwestern Public Service Co. 3.150% due 05/01/2050	9,700	10,137
Sprint Communications, Inc. 6.000% due 11/15/2022	3,600	3,752
Sprint Corp.
7.125% due 06/15/2024	200	225
7.875% due 09/15/2023	2,500	2,757
Systems Energy Resources, Inc. 2.140% due 12/09/2025	18,500	18,570

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Tampa Electric Co. 2.600% due 09/15/2022	8,535	8,602
Toledo Edison Co. 2.650% due 05/01/2028	22,400	22,757
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	500	530
Union Electric Co. 2.625% due 03/15/2051	16,500	15,862
Verizon Communications, Inc.
0.840% (SOFRINDX + 0.790%) due 03/20/2026 ~	1,000	1,015
1.500% due 09/18/2030	13,290	12,483
2.100% due 03/22/2028	4,300	4,311
2.355% due 03/15/2032	201,893	199,159
2.550% due 03/21/2031	12,900	13,028
2.850% due 09/03/2041	500	494
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	12
VTR Comunicaciones SpA 5.125% due 01/15/2028	12,294	12,558
WEC Energy Group, Inc.
1.375% due 10/15/2027	6,100	5,887
1.800% due 10/15/2030	16,190	15,304

		2,535,542

Total Corporate Bonds & Notes (Cost $19,382,273)		19,973,393

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
CBL & Associates HoldCo LLC 7.000% due 11/15/2028	366	700

Total Convertible Bonds & Notes (Cost $366)		700

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	5,306
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,632
2.534% due 06/01/2028	5,100	5,280
2.584% due 06/01/2029	3,600	3,733
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	15,100	14,809
Los Angeles Community College District, California General Obligation Notes, Series 2020
1.606% due 08/01/2028	4,540	4,524
1.806% due 08/01/2030	5,040	5,006
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	306
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	4,700	5,273
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	9,986
University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	2,300	2,275
1.316% due 05/15/2027	5,700	5,600
1.614% due 05/15/2030	1,100	1,068

		67,804

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	220

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.258% due 07/01/2025	28,600	28,470
1.705% due 07/01/2027	9,700	9,681

		38,151

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	50,687	78,521

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,423	1,621

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000 7.590% due 02/01/2022	1,600	1,606

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	22,472
2.127% due 03/15/2032	23,000	22,513
2.227% due 03/15/2033	23,000	22,546
2.277% due 03/15/2034	19,000	18,507
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,283

		87,321

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	4,096

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,570
5.501% due 06/15/2023	3,500	3,711

		7,281

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	222

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	996
1.946% due 11/01/2028	2,435	2,427
2.046% due 11/01/2029	1,400	1,394
2.096% due 11/01/2030	1,750	1,740

		6,557

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,664
3.401% due 06/01/2034	10,930	11,345
3.501% due 06/01/2035	9,935	10,315

		23,324

Total Municipal Bonds & Notes (Cost $294,711)		316,724

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(h)	1,082	1,046
0.147% due 07/25/2037 •	66	65
0.215% due 03/25/2036 •	331	330
0.222% due 03/25/2034 •	12	12
0.252% due 08/25/2034 •	16	16
0.303% due 05/25/2035 •	2	2
0.343% due 06/25/2032 •	3	3
0.352% due 05/25/2037 •	11	11
0.402% due 12/25/2028 - 03/25/2037 •	373	375
0.422% due 06/25/2037 •	77	77
0.453% due 05/25/2042 - 03/25/2044 •	748	753
0.462% due 03/25/2037 •	5	5
0.482% due 07/25/2037 •	247	249
0.502% due 06/25/2029 - 11/25/2036 •	756	764
0.504% due 04/18/2028 •	11	11
0.552% due 10/25/2030 - 09/25/2037 •	933	944
0.554% due 08/25/2022 ~(a)	16,960	0
0.554% due 10/18/2030 •	85	86
0.602% due 08/25/2030 •	132	133
0.622% due 10/25/2040 •	23	23
0.654% due 12/18/2031 •	20	20
0.682% due 08/25/2037 •	2,955	2,996
0.752% due 10/25/2023 - 03/25/2024 •	67	67
0.772% due 03/25/2038 •	41	42
0.822% due 06/25/2037 •	95	97
0.852% due 03/25/2038 - 11/25/2039 •	131	134
1.002% due 04/25/2032 •	3	4
1.102% due 04/25/2023 •	4	4
1.147% due 11/01/2037 •	7	7
1.283% due 06/01/2043 •	1,700	1,736

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

1.284% due 07/01/2042 - 12/01/2044 •	5,830	5,958
1.334% due 09/01/2041 •	2,697	2,746
1.465% due 10/01/2034 •	13	13
1.484% due 10/01/2030 - 10/01/2040 •	943	955
1.500% due 09/01/2024 - 12/01/2024 •	3	3
1.503% due 05/25/2044 ~(a)	7,996	441
1.507% due 02/01/2035 •	425	425
1.510% due 10/01/2034 •	227	228
1.513% due 03/01/2033 •	13	14
1.522% due 11/01/2035 •	36	36
1.540% due 09/01/2035 •	14	14
1.544% due 09/01/2035 •	391	396
1.547% due 03/01/2035 •	6	6
1.563% due 12/01/2034 •	29	30
1.569% due 11/01/2034 •	115	117
1.575% due 02/01/2023 - 08/01/2035 •	89	89
1.606% due 04/01/2027 •	3	3
1.617% due 09/01/2022 •	2	2
1.639% due 12/25/2038 ~(a)	8,477	391
1.641% due 12/01/2034 •	18	19
1.652% due 05/01/2035 •	9	9
1.663% due 08/01/2035 - 10/01/2035 •	487	495
1.665% due 11/01/2034 •	78	78
1.675% due 03/01/2034 - 09/01/2034 •	68	68
1.676% due 02/01/2035 •	119	124
1.678% due 03/01/2034 •	622	646
1.691% due 02/01/2035 •	17	17
1.702% due 01/01/2035 •	723	743
1.710% due 10/01/2034 •	161	162
1.711% due 06/01/2023 •	9	9
1.715% due 01/01/2036 •	1	1
1.719% due 10/01/2035 •	148	150
1.730% due 03/25/2036 ~(a)	9,187	568
1.743% due 11/01/2032 •	4	4
1.746% due 01/01/2035 •	1,711	1,777
1.751% due 01/01/2036 •	51	51
1.768% due 09/01/2035 •	1	1
1.775% due 09/01/2035 •	4	4
1.782% due 12/01/2035 •	14	14
1.785% due 10/01/2034 •	139	140
1.791% due 01/01/2035 •	870	896
1.795% due 03/01/2036 •	60	60
1.803% due 09/01/2034 •	1,337	1,397
1.804% due 01/01/2035 •	21	22
1.805% due 07/01/2035 •	2	2
1.806% due 06/25/2055 ~(a)	8,347	459
1.825% due 06/01/2035 •	138	139
1.830% due 04/01/2036 •	30	32
1.843% due 05/01/2034 •	37	37
1.845% due 09/01/2035 •	402	405
1.855% due 11/01/2035 •	428	446
1.868% due 12/01/2035 •	65	65
1.874% due 02/01/2035 •	86	87
1.875% due 08/01/2035 - 09/01/2036 •	152	154
1.881% due 08/01/2035 •	387	388
1.883% due 12/01/2034 •	202	203
1.895% due 11/01/2031 •	39	39
1.898% due 08/01/2035 •	590	598
1.905% due 05/25/2035 ~	1,898	1,931
1.910% due 06/01/2035 •	69	69
1.916% due 07/01/2033 •	1	1
1.917% due 12/01/2034 •	8	8
1.920% due 12/01/2034 - 10/01/2035 •	12	12
1.923% due 11/01/2035 •	288	289
1.929% due 03/01/2033 - 07/01/2034 •	25	25
1.930% due 03/01/2035 •	20	20
1.933% due 05/01/2037 •	3	3
1.935% due 05/01/2033 - 06/01/2034 •	10	10
1.943% due 09/01/2037 •	8	8
1.945% due 05/01/2035 •	7	7
1.950% due 11/01/2034 •	4	4
1.960% due 09/01/2037 •	1	1
1.962% due 02/01/2035 •	498	503
1.967% due 12/01/2033 •	103	104
1.976% due 01/01/2036 •	32	34
1.979% due 04/01/2035 - 07/01/2035 •	90	91
1.983% due 12/01/2034 •	4	4
1.987% due 05/01/2035 - 09/01/2035 •	514	536
1.989% due 04/01/2038 •	2	2
1.994% due 11/01/2034 - 12/01/2035 •	212	213
1.995% due 05/01/2035 •	732	762
2.000% due 08/01/2025 - 08/01/2035 •	96	99
2.006% due 01/01/2037 •	8	8
2.010% due 09/01/2035 •	110	111
2.011% due 04/01/2034 •	27	28

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.013% due 02/01/2035 •	467	487
2.015% due 09/01/2035 •	138	139
2.020% due 10/01/2035 •	121	123
2.024% due 05/01/2038 •	4,497	4,726
2.027% due 07/01/2034 •	175	176
2.030% due 11/01/2035 •	54	54
2.032% due 11/01/2035 •	183	184
2.034% due 12/01/2036 •	5	6
2.039% due 03/01/2034 •	507	518
2.047% due 07/01/2035 - 03/01/2036 •	176	177
2.050% due 02/01/2035 •	5	5
2.055% due 07/01/2024 •	6	6
2.060% due 02/01/2036 •	25	25
2.085% due 10/01/2035 •	40	40
2.090% due 06/01/2035 •	7	7
2.095% due 07/01/2026 •	4	4
2.111% due 12/01/2033 •	113	113
2.135% due 07/01/2035 •	15	15
2.140% due 09/01/2029 •	2	2
2.146% due 08/01/2033 •	2	2
2.147% due 11/01/2025 •	11	11
2.150% due 02/01/2028 •	14	14
2.152% due 09/01/2033 •	3	3
2.162% due 07/01/2035 - 11/01/2035 •	293	294
2.167% due 08/01/2026 •	10	10
2.172% due 05/01/2035 - 04/01/2036 •	24	24
2.185% due 10/01/2024 - 08/01/2032 •	3	3
2.187% due 11/01/2035 •	1,104	1,179
2.190% due 12/01/2022 - 03/01/2036 •	94	95
2.192% due 09/01/2035 •	3	3
2.204% due 02/01/2027 •	32	32
2.205% due 09/01/2024 •	19	19
2.212% due 09/01/2033 •	20	21
2.216% due 03/01/2036 •	96	97
2.218% due 07/01/2035 •	167	168
2.220% due 07/01/2026 - 05/01/2036 •	154	160
2.221% due 07/01/2035 •	204	205
2.227% due 06/01/2035 •	836	871
2.230% due 09/01/2023 •	19	19
2.237% due 11/01/2025 •	3	3
2.238% due 03/01/2025 •	16	16
2.248% due 12/01/2033 •	207	208
2.249% due 02/01/2036 •	32	33
2.250% due 12/01/2025 •	22	22
2.251% due 01/25/2031 ~(a)	198,166	25,836
2.255% due 08/01/2027 •	77	77
2.256% due 04/01/2035 •	406	412
2.258% due 08/01/2035 •	2	2
2.260% due 11/01/2025 •	42	42
2.265% due 06/01/2036 •	37	37
2.287% due 02/01/2036 •	93	93
2.292% due 11/01/2025 •	2	2
2.299% due 04/01/2033 •	7	7
2.300% due 03/01/2035 - 01/01/2036 •	317	323
2.313% due 08/01/2023 - 04/01/2024 •	13	13
2.325% due 11/01/2023 - 06/01/2030 •	39	39
2.332% due 04/01/2034 •	1	1
2.340% due 01/01/2026 - 02/01/2028 •	10	10
2.346% due 04/01/2027 •	7	7
2.350% due 05/01/2026 •	1	1
2.351% due 05/01/2025 •	12	12
2.375% due 08/01/2024 •	6	6
2.383% due 09/01/2035 •	48	49
2.385% due 06/01/2035 •	141	146
2.395% due 12/01/2025 •	20	20
2.423% due 11/01/2034 •	345	366
2.438% due 01/01/2035 •	186	187
2.440% due 06/01/2025 - 11/01/2025 •	48	48
2.477% due 06/01/2033 •	10	10
2.500% due 02/01/2024 •	4	4
2.513% due 10/01/2027 •	6	6
2.625% due 10/01/2023 - 10/01/2026 •	7	6
2.631% due 12/01/2027 •	66	66
2.633% due 12/01/2030 •	2	2
2.645% due 08/01/2027 •	7	7
2.661% due 05/01/2030 •	2	2
2.725% due 12/01/2026 •	4	4
2.790% due 07/01/2022	3,664	3,671
2.813% due 05/01/2035 •	7	7
2.960% due 07/01/2022	2,450	2,455
2.961% due 05/01/2022 ~	179	179
2.966% due 05/01/2022 ~	3,059	3,059
3.000% due 01/01/2022 - 09/01/2057	96,116	100,317
3.150% due 03/01/2022 ~	3,924	3,923
3.381% due 07/01/2024 •	7	7

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

3.500% due 08/25/2042	21,463	22,461
3.720% due 03/01/2023 •	6	6
3.738% due 08/01/2027 •	41	42
3.875% due 03/01/2023 •	9	9
4.000% due 07/25/2040 - 01/01/2059	26,929	29,546
4.027% due 12/01/2036 •	34	36
4.048% due 02/25/2033 •	420	430
4.328% due 03/01/2023 •	19	19
4.500% due 06/25/2024 - 09/25/2041	86,749	96,583
4.516% due 02/01/2028 •	2	2
4.940% due 09/01/2034 •	22	23
5.000% due 03/01/2024 ~	1	1
5.000% due 09/18/2027 - 04/25/2035	520	572
5.030% due 05/01/2024	1,853	1,972
5.038% due 12/25/2042 ~	5,569	5,982
5.489% due 10/25/2042 ~	4,233	4,745
5.500% due 02/25/2024 - 08/25/2035	52	56
5.750% due 12/20/2027 - 08/25/2034	546	588
5.968% due 02/25/2037 •(a)	11	2
5.998% due 06/25/2037 •(a)	91	11
6.000% due 05/17/2027 - 10/25/2044	5,720	6,493
6.048% due 12/25/2042 •(a)	1,360	194
6.148% due 05/25/2037 - 01/25/2040 •(a)	670	84
6.198% due 08/25/2042 •(a)	8,392	1,567
6.250% due 02/25/2029	135	149
6.278% due 03/25/2037 •(a)	37	6
6.300% due 10/17/2038	163	163
6.448% due 07/25/2036 •(a)	397	66
6.497% due 06/25/2037 •(a)	187	27
6.498% due 12/25/2036 •(a)	32	6
6.500% due 10/25/2023 - 06/25/2044	7,270	8,212
6.538% due 12/25/2036 •(a)	145	26
6.548% due 07/25/2037 •(a)	106	17
6.658% due 05/25/2037 •(a)	35	6
6.750% due 10/25/2023	6	6
6.894% due 08/25/2037 ~	22	24
6.900% due 05/25/2023	1	1
7.000% due 04/25/2022 - 01/25/2048	1,119	1,228
7.375% due 05/25/2022	4	4
7.500% due 07/25/2022 - 07/25/2041	168	190
7.500% due 06/19/2041 ~	8	9
7.800% due 10/25/2022	1	1
7.800% due 06/25/2026 ~	1	1
8.000% due 07/25/2022 - 03/01/2030	13	13
8.000% due 08/18/2027 (a)	1	0
8.500% due 02/17/2027	34	38
9.000% due 11/01/2025	22	23
9.357% due 10/25/2043 •	21,552	27,227
9.823% due 03/25/2039 ~	1	1
9.947% due 11/25/2040 •	2	2
Federal Housing Administration 7.430% due 10/01/2023 - 02/01/2024	59	59
Freddie Mac
0.360% due 07/15/2034 •	25	25
0.363% due 08/25/2031 •	115	112
0.410% due 02/15/2037 •	3	3
0.436% due 08/15/2040 - 10/15/2040 •	26,805	26,927
0.450% due 02/15/2037 •	11	11
0.460% due 12/15/2029 •	16	16
0.510% due 06/15/2031 - 05/15/2041 •	1,049	1,060
0.526% due 11/15/2042 •	6,636	6,713
0.560% due 11/15/2030 - 12/15/2031 •	7	7
0.610% due 06/15/2030 - 12/15/2032 •	33	32
0.660% due 01/15/2042 •	64	65
0.690% due 05/15/2032 - 07/15/2037 •	1,699	1,731
0.780% due 08/15/2037 •	2,122	2,161
0.820% due 10/15/2037 •	836	852
0.830% due 05/15/2037 •	579	591
0.840% due 05/15/2040 •	10	10
0.860% due 08/15/2036 •	14	14
0.960% due 11/15/2039 •	11	11
1.103% due 05/25/2043 •	3,245	3,300
1.199% due 08/25/2022 ~(a)	133,987	732
1.284% due 02/25/2045 •	6,022	6,119
1.480% due 05/01/2037 •	45	47
1.482% due 07/25/2044 •	987	1,016
1.492% due 12/01/2026 •	8	8
1.573% due 10/01/2023 •	6	6
1.595% due 09/01/2035 •	10	10
1.625% due 05/01/2023 •	3	3
1.628% due 06/15/2039 ~(a)	4,290	175
1.656% due 10/15/2041 ~(a)	2,516	113
1.695% due 02/01/2037 •	1	1
1.716% due 09/01/2035 •	4	4
1.722% due 03/01/2035 •	156	156

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

1.821% due 11/15/2038 ~(a)	13,437	689
1.835% due 10/01/2022 •	2	2
1.845% due 08/01/2035 •	88	89
1.852% due 05/15/2038 ~(a)	838	38
1.860% due 10/25/2023 •	41	42
1.875% due 10/01/2035 •	52	54
1.878% due 02/01/2036 •	34	34
1.895% due 04/01/2036 •	138	145
1.975% due 10/01/2035 •	2,463	2,568
1.978% due 05/01/2035 •	1,593	1,671
1.980% due 06/01/2035 •	3,204	3,370
1.981% due 08/01/2035 •	1	1
1.985% due 09/01/2035 •	622	643
1.993% due 05/01/2037 •	7	7
1.995% due 10/01/2035 •	1,117	1,175
2.000% due 04/01/2023 - 02/01/2038 •	24	23
2.018% due 07/01/2023 •	2	2
2.021% due 09/01/2035 •	23	24
2.034% due 09/01/2037 •	1	1
2.035% due 07/01/2036 •	1	1
2.047% due 01/01/2037 •	15	15
2.053% due 07/01/2035 •	457	462
2.060% due 11/01/2035 •	50	50
2.065% due 03/01/2036 •	7	7
2.070% due 06/01/2037 •	3	3
2.090% due 03/01/2035 •	5	5
2.093% due 03/01/2036 - 04/01/2036 •	12	12
2.119% due 02/01/2037 •	2	2
2.120% due 10/01/2035 - 05/01/2036 •	1,737	1,814
2.124% due 07/01/2035 •	812	848
2.126% due 12/01/2035 •	55	56
2.143% due 07/01/2032 •	2	2
2.145% due 11/01/2034 •	54	56
2.158% due 06/01/2033 •	42	44
2.214% due 07/15/2035 •	13,634	13,709
2.244% due 07/01/2025 •	3	3
2.245% due 05/01/2037 •	2	2
2.250% due 08/01/2023 - 06/01/2024 •	26	25
2.259% due 10/01/2026 •	25	25
2.266% due 06/01/2022 •	1	1
2.269% due 02/01/2025 - 08/01/2035 •	2,468	2,644
2.274% due 05/01/2027 •	1	1
2.276% due 06/01/2022 •	7	7
2.287% due 04/01/2024 •	9	10
2.288% due 08/01/2023 •	14	14
2.343% due 11/01/2028 •	81	81
2.345% due 05/01/2023 •	1	1
2.347% due 11/01/2035 •	995	1,058
2.350% due 01/01/2034 •	355	375
2.355% due 08/01/2035 •	4	4
2.357% due 02/01/2026 •	71	71
2.365% due 10/01/2023 - 11/01/2023 •	18	18
2.366% due 06/01/2024 •	5	5
2.371% due 10/01/2024 •	3	3
2.375% due 05/01/2023 - 07/01/2024 •	2	2
2.376% due 10/01/2023 •	11	11
2.379% due 08/01/2023 •	3	3
2.390% due 10/25/2023 - 04/01/2029 •	14	14
2.395% due 07/01/2027 •	1	1
2.423% due 01/01/2028 •	4	4
2.442% due 09/01/2023 •	14	14
2.455% due 07/01/2030 •	97	97
2.469% due 08/01/2023 •	29	29
2.497% due 01/01/2024 •	1	1
2.500% due 12/01/2023 •	8	8
2.515% due 04/01/2029 •	1	1
2.628% due 10/01/2023 •	6	6
2.670% due 06/01/2030 •	99	100
2.679% due 10/01/2024 •	1	1
2.700% due 08/01/2023	98,922	98,897
2.730% due 09/01/2023 •	3	3
2.875% due 04/25/2026	13,600	14,355
2.939% due 04/25/2029	2,600	2,813
3.000% due 03/01/2027	7	7
3.000% due 08/15/2027 (a)	3,545	202
3.284% due 01/25/2036 ~	1,738	1,876
3.500% due 07/01/2029 - 10/01/2047	53,881	57,177
3.769% due 08/15/2032 ~	80	81
4.000% due 10/01/2033 - 05/01/2048	49,756	53,733
4.500% due 02/01/2023 - 02/01/2046	8,398	9,012
5.000% due 02/15/2024 - 07/01/2040	3,116	3,463
5.500% due 03/01/2023 - 03/01/2038	2,231	2,523
5.890% due 06/15/2042 - 08/15/2042 •(a)	21,845	3,799
5.950% due 06/15/2028	4,741	5,181
6.000% due 07/01/2022 - 10/15/2036	9,187	10,421

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

6.140% due 02/15/2038 •(a)	232	38
6.190% due 05/15/2039 •(a)	201	37
6.250% due 12/15/2028	72	79
6.340% due 03/15/2037 •(a)	152	27
6.390% due 08/15/2036 •(a)	94	18
6.400% due 12/15/2041 •(a)	8,148	1,613
6.470% due 09/15/2036 •(a)	133	23
6.500% due 11/01/2022 - 10/25/2043	22,722	25,752
6.540% due 11/15/2036 •(a)	4,956	905
7.000% due 07/15/2022 - 10/25/2043	6,360	7,369
7.500% due 02/01/2022 - 10/01/2036	1,284	1,446
7.645% due 05/01/2025	2,468	2,689
8.000% due 04/25/2024 - 06/01/2025	114	122
8.250% due 06/15/2022	1	1
8.500% due 03/01/2023 - 06/01/2030	15	16
8.926% due 11/15/2033 •	117	122
9.344% due 09/15/2043 - 12/15/2043 •	10,702	13,680
12.871% due 02/15/2041 •	9	12
20.446% due 05/15/2033 •	107	146
37.981% due 08/15/2037 •	370	686
Ginnie Mae
0.228% due 11/16/2043 ~(a)	11,906	23
0.449% due 05/20/2047 •	915	918
0.511% due 05/20/2065 •	5,636	5,642
0.535% due 06/20/2065 •	24,560	24,602
0.541% due 02/20/2067 •	9,385	9,403
0.545% due 09/20/2065 •	18,175	18,218
0.551% due 06/20/2067 •	2,711	2,718
0.581% due 01/20/2061 - 07/20/2063 •	4,992	5,004
0.590% due 04/20/2063 - 05/20/2063 •	5,820	5,778
0.631% due 05/20/2065 •	4,802	4,827
0.651% due 04/20/2062 - 06/20/2065 •	10,788	10,847
0.661% due 06/20/2065 •	3,928	3,954
0.681% due 03/20/2062 - 08/20/2065 •	13,440	13,524
0.701% due 08/20/2065 •	37,471	37,756
0.741% due 12/20/2065 •	16,893	17,044
0.773% due 02/20/2060 •	904	908
0.804% due 04/20/2070 •	28,329	28,900
0.831% due 12/20/2065 - 08/20/2066 •	25,558	25,858
0.931% due 04/20/2066 - 11/20/2066 •	24,628	25,001
1.001% due 07/20/2065 •	1,831	1,858
1.020% due 02/20/2060 •	17,656	17,897
1.029% due 04/20/2067 •	8,809	8,876
1.031% due 06/20/2067 •	13,528	13,653
1.081% due 01/20/2066 - 03/20/2066 •	36,003	36,676
1.117% due 11/20/2067 •	3,128	3,152
1.131% due 02/20/2066 •	25,109	25,420
1.231% due 03/20/2066 •	8,742	8,945
1.500% due 06/20/2041 •	2	2
1.625% due 07/20/2022 - 09/20/2026 ~	1,037	1,052
1.625% due 08/20/2024 - 10/20/2038 •	1,052	1,078
1.875% due 04/20/2022 - 06/20/2026 ~	873	887
1.875% due 05/20/2024 - 04/20/2041 •	2,112	2,180
2.000% due 01/20/2022 - 07/20/2026 ~	1,207	1,224
2.000% due 01/20/2027 - 02/20/2034 •	2,620	2,681
2.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2026 ~	1,156	1,171
2.125% due 11/20/2024 - 10/20/2033 •	1,324	1,356
2.500% due 07/20/2024 - 09/20/2026 ~	23	22
2.500% due 03/15/2043 - 07/15/2043	152	156
3.000% due 03/20/2025 - 06/20/2025 ~	2	2
3.000% due 11/15/2049 - 02/15/2050	5,338	5,507
3.500% due 10/15/2041 - 10/15/2047	22,528	23,871
4.000% due 05/20/2041 - 04/15/2050	98,733	106,684
4.000% due 02/20/2044 (a)	16,270	1,655
4.500% due 08/15/2033 - 11/20/2049	104,031	110,363
4.750% due 07/20/2035	612	658
5.000% due 07/15/2033 - 06/20/2050	4,908	5,518
5.500% due 03/16/2034	620	672
6.000% due 04/15/2028 - 12/20/2041	1,036	1,163
6.493% due 08/16/2033 •(a)	452	4
6.500% due 11/15/2023 - 09/20/2038	196	211
7.000% due 12/15/2022 - 10/15/2034	175	187
7.500% due 02/15/2022 - 02/15/2035	104	117
7.750% due 08/20/2025 - 12/15/2040	1,312	1,319
8.000% due 04/20/2022 - 10/20/2031	145	157
8.500% due 05/15/2023 - 04/15/2031	109	116
9.000% due 07/20/2022 - 12/15/2030	31	32
9.500% due 08/15/2023 - 12/15/2026	2	2
Ginnie Mae, TBA
2.000% due 02/01/2052	60,700	61,141
2.500% due 01/01/2052 - 02/01/2052	274,700	280,828
4.000% due 01/01/2052	11,600	12,315
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	6	6
4.340% due 03/01/2024	6	6

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

4.350% due 07/01/2023	16	16
4.625% due 02/01/2025	61	62
4.770% due 04/01/2024	27	28
4.840% due 02/01/2023	10	10
4.870% due 12/01/2024	47	48
4.890% due 12/01/2023	24	24
4.930% due 01/01/2024	50	52
4.950% due 03/01/2025	82	84
5.110% due 08/01/2025	23	24
5.130% due 09/01/2023	124	127
5.190% due 07/01/2024	8	8
5.240% due 08/01/2023	14	14
5.310% due 05/01/2027	18	20
5.320% due 04/01/2027	25	26
5.510% due 11/01/2027	44	47
5.520% due 06/01/2024	152	158
5.600% due 09/01/2028	133	143
5.780% due 08/01/2027	4	4
5.820% due 07/01/2027	238	256
5.870% due 07/01/2028	64	69
6.020% due 08/01/2028	56	61
6.070% due 07/01/2026	54	57
Uniform Mortgage-Backed Security
2.000% due 06/01/2023 - 05/01/2036	7,905	8,115
2.500% due 02/01/2040 - 03/01/2040	7,483	7,704
3.000% due 12/01/2025 - 07/01/2050	209,939	220,458
3.500% due 06/01/2022 - 09/01/2050	251,172	265,027
4.000% due 02/01/2024 - 08/01/2049	342,425	370,364
4.500% due 02/01/2023 - 11/01/2044	11,963	12,643
5.000% due 02/01/2025 - 02/01/2045	6,823	7,526
5.500% due 02/01/2022 - 04/01/2050	118,436	130,174
6.000% due 06/01/2022 - 09/01/2049	99,804	112,562
6.500% due 11/01/2021 - 06/01/2039	1,403	1,604
7.500% due 12/01/2022 - 10/01/2031	13	12
8.000% due 01/01/2022 - 08/01/2032	1,651	1,866
8.500% due 01/01/2022 - 07/01/2037	448	480
9.000% due 08/01/2025 - 11/01/2025	2	2
9.500% due 03/01/2026	4	4
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2037 - 02/01/2052	5,391,126	5,395,683
2.500% due 02/01/2052	28,360	28,864
3.000% due 01/01/2037 - 02/01/2052	84,181	87,112
3.500% due 12/01/2036 - 03/01/2052	106,350	111,804
4.000% due 02/01/2052	111,102	118,119
4.500% due 01/01/2037	6,950	7,219
Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)	767	0
5.981% due 01/15/2030 ~	405	457
6.500% due 09/15/2024	870	927

Total U.S. Government Agencies (Cost $8,629,369)		8,672,448

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Bonds
1.250% due 05/15/2050	250,000	212,393
1.375% due 11/15/2040	1,659,080	1,512,485
1.375% due 08/15/2050	1,759,880	1,542,301
1.625% due 11/15/2050	246,610	229,839
1.750% due 08/15/2041	331,100	321,115
1.875% due 02/15/2041	614,600	608,526
2.000% due 02/15/2050	498,040	506,075
2.250% due 05/15/2041 (n)	196,500	206,509
2.250% due 08/15/2046	250,000	264,434
2.375% due 05/15/2051	260,000	287,259
2.750% due 11/15/2042	764,500	871,590
2.875% due 05/15/2043	412,260	479,220
2.875% due 08/15/2045	321,230	377,282
2.875% due 05/15/2049	325,100	391,745
3.000% due 05/15/2042 (p)	41,700	49,395
3.000% due 11/15/2044 (p)	56,000	66,802
3.000% due 05/15/2045	1,092,750	1,307,416
3.000% due 11/15/2045 (p)	80,700	96,979
3.125% due 02/15/2043 (p)	79,700	96,091
3.125% due 08/15/2044	194,200	235,900
3.375% due 05/15/2044	163,600	206,027
3.625% due 08/15/2043	123,200	159,862
3.625% due 02/15/2044	257,460	335,150
U.S. Treasury Notes
0.875% due 09/30/2026	59,900	58,852
0.875% due 11/15/2030 (n)(p)(r)	305,070	290,114
1.125% due 02/15/2031 (n)(p)	141,950	137,797
1.250% due 09/30/2028	272,100	268,996
1.750% due 06/30/2024 (p)	402,300	411,116
2.125% due 05/15/2025	300,000	310,582

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $12,129,457)		11,841,852

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	23,393
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	33,434
ACRES Commercial Realty Corp. 2.664% due 04/17/2037 •	803	803
Adjustable Rate Mortgage Trust
0.342% due 08/25/2036 •	12,417	5,812
0.642% due 11/25/2035 •	11	10
1.252% due 03/25/2035 •	3,134	2,912
2.494% due 01/25/2036 ^~	1,086	1,036
2.574% due 09/25/2035 ^~	80	76
2.612% due 11/25/2035 ^~	634	613
2.619% due 10/25/2035 ^~	1,420	1,399
2.639% due 01/25/2036 ~	1,208	1,085
2.652% due 07/25/2035 ~	407	409
2.661% due 11/25/2035 ^~	189	166
2.803% due 08/25/2035 ~	315	313
2.812% due 09/25/2035 ~	1,048	950
2.871% due 03/25/2035 ~	59	59
2.901% due 07/25/2035 ~	718	743
3.459% due 03/25/2036 ^~	132	91
American Home Mortgage Assets Trust 2.407% due 11/25/2035 ^~	2,733	2,547
American Home Mortgage Investment Trust
1.746% due 09/25/2045 •	192	192
1.920% due 02/25/2044 •	6	6
1.996% due 12/25/2035 •	1,237	656
1.996% due 11/25/2045 ^•	3,671	2,164
2.246% due 02/25/2045 •	5	5
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	8,128
AREIT Trust
1.190% due 07/17/2026 •	28,200	28,231
2.784% due 04/15/2037 •	11,966	11,983
Ashford Hospitality Trust 1.110% due 06/15/2035 •	50,900	50,988
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^	348	343
6.000% due 07/25/2046 ^	873	847
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	30,450	32,276
Banc of America Funding Trust
0.202% due 04/25/2037 ^•	161	152
0.484% due 10/20/2036 •	7,111	5,971
0.484% due 12/20/2046 ^•	981	982
0.502% due 05/25/2037 ^•	2,566	2,395
0.522% due 04/25/2037 ^•	1,367	1,320
0.684% due 05/20/2035 ^•	318	302
2.245% due 11/20/2035 ^~	1,009	938
2.371% due 03/20/2036 ~	138	134
2.394% due 10/20/2046 ^~	1,081	963
2.496% due 09/20/2034 ~	41	42
2.522% due 03/20/2036 ~	102	95
2.679% due 11/20/2034 ~	1,536	1,565
2.708% due 05/20/2036 ^~	388	382
2.726% due 02/20/2036 ^~	1,443	1,419
2.787% due 05/25/2035 ~	17	18
2.956% due 04/20/2036 ^~	1,226	1,225
2.959% due 09/20/2046 ^~	971	931
3.022% due 09/20/2047 ^~	1,806	1,601
3.063% due 10/20/2046 ^~	1,279	1,129
3.417% due 01/20/2047 ^~	41	40
5.500% due 09/25/2034	1,139	1,125
5.750% due 10/25/2035	1,042	1,021
5.750% due 09/25/2036	726	746
5.753% due 10/25/2036 ^þ	324	319
6.000% due 09/25/2036	2,013	2,151
6.000% due 09/25/2036 ^	84	82
6.000% due 09/25/2036 •	100	97
6.000% due 03/25/2037 ^	3,910	3,742
6.000% due 08/25/2037 ^	3,478	3,354
6.337% due 01/25/2037 ^þ	280	277
6.388% due 04/25/2037 ^þ	952	975
Banc of America Mortgage Trust
2.367% due 09/25/2033 ~	238	241
2.371% due 02/25/2035 ~	199	199
2.407% due 11/25/2035 ^~	188	181
2.449% due 07/25/2034 ~	43	44
2.479% due 07/25/2035 ~	829	752
2.509% due 05/25/2034 ~	116	120

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.509% due 02/25/2035 ~	459	476
2.650% due 01/25/2036 ~	890	819
2.687% due 07/25/2035 ^~	226	226
2.972% due 08/25/2035 ^~	1,700	1,726
3.450% due 05/25/2033 ~	104	110
3.465% due 07/25/2035 ~	52	51
4.128% due 07/20/2032 ~	25	25
5.500% due 05/25/2037 ^	240	219
6.000% due 07/25/2046 ^•	422	411
BANK
2.403% due 03/15/2063	54,030	55,132
2.649% due 01/15/2063	76,897	79,845
3.071% due 08/15/2061	3,200	3,403
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053	3,010	3,133
2.639% due 02/15/2053	8,250	8,502
4.314% due 12/15/2051	7,000	7,962
Bayview Commercial Asset Trust 0.747% due 08/25/2034 •	107	107
Bayview MSR Opportunity Master Fund Trust
0.948% due 10/25/2051 •	496	496
3.000% due 11/25/2051 ~	46,835	47,844
BCAP LLC Trust
0.232% due 11/26/2036 •	228	228
0.252% due 11/26/2036 •	7,013	6,988
0.522% due 05/25/2047 •	44	42
0.542% due 05/25/2047 ^•	4,754	5,048
0.824% due 01/26/2047 •	4,894	4,660
2.788% due 05/26/2036 ~	2,855	2,148
3.098% due 07/26/2036 ~	441	417
3.144% due 03/26/2037 ~	1,371	1,200
3.203% due 08/26/2036 ~	7,847	5,896
4.769% due 03/26/2037 þ	8,067	8,349
5.250% due 06/26/2036	31,803	17,647
5.250% due 04/26/2037 ~	3,446	3,441
5.250% due 04/26/2037	12,194	8,644
5.250% due 06/26/2037	1,315	1,340
5.500% due 11/25/2034 ^	1,811	1,745
6.000% due 10/26/2037 ~	1,732	1,589
BDS Ltd. 1.464% due 09/15/2035 •	20,166	20,202
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	15	12
2.153% due 01/25/2034 ~	698	695
2.181% due 06/25/2035 ^~	180	178
2.321% due 01/25/2034 ~	16	16
2.380% due 10/25/2035 •	3,400	3,483
2.400% due 02/25/2036 •	912	928
2.478% due 08/25/2033 ~	5	5
2.485% due 01/25/2034 ~	548	567
2.500% due 04/25/2033 ~	11	12
2.625% due 04/25/2033 ~	322	334
2.668% due 05/25/2034 ~	5	5
2.668% due 01/25/2035 ~	34	35
2.670% due 10/25/2035 ~	8,381	8,599
2.705% due 07/25/2034 ~	47	49
2.753% due 02/25/2047 ~	1,502	1,490
2.779% due 11/25/2030 ~	694	692
2.810% due 04/25/2034 ~	537	541
2.835% due 02/25/2033 ~	14	13
2.844% due 08/25/2035 ^~	2,735	2,723
2.846% due 02/25/2034 ~	281	285
2.875% due 04/25/2033 ~	119	124
2.877% due 05/25/2033 ~	228	230
2.894% due 03/25/2035 ~	1,219	1,223
3.000% due 11/25/2034 ~	1,138	1,145
3.155% due 03/25/2035 ~	106	107
3.177% due 07/25/2034 ~	65	63
3.179% due 05/25/2047 ^~	7,525	7,478
3.222% due 02/25/2036 ^~	2,693	2,673
3.242% due 02/25/2036 ^~	229	218
3.274% due 06/25/2047 ^~	11,170	11,164
3.366% due 09/25/2034 ~	487	484
3.392% due 08/25/2035 ~	104	98
4.558% due 01/25/2035 ~	155	162
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •	1,075	1,051
0.422% due 08/25/2036 ^•	6,097	5,825
0.422% due 01/25/2047 ^•	2,205	2,090
0.442% due 08/25/2036 ^•	11,564	10,834
0.502% due 02/25/2034 •	15	15
0.582% due 02/25/2036 •	998	1,011
2.169% due 10/25/2033 ~	11	12
2.286% due 05/25/2035 ~	73	75
2.412% due 04/25/2035 ~	3	3

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.445% due 02/25/2034 ~	28	28
2.468% due 08/25/2034 ~	24	25
2.547% due 12/25/2033 ~	443	460
2.564% due 01/25/2036 ^~	4,773	4,793
2.603% due 05/25/2035 ~	24,434	24,622
2.618% due 01/25/2035 ~	1,711	1,524
2.807% due 03/25/2036 ~	8,048	5,365
2.859% due 09/25/2034 ~	228	236
2.868% due 09/25/2035 ^~	12,117	9,161
2.889% due 11/25/2036 ^~	1,752	1,140
2.895% due 11/25/2035 ^~	3,071	2,301
2.922% due 02/25/2036 ^~	713	596
2.943% due 02/25/2034 ~	963	981
3.070% due 11/25/2036 ~	664	487
3.083% due 08/25/2036 ^~	4,120	3,471
3.103% due 05/25/2036 ^~	4,949	3,361
3.121% due 03/25/2036 ^~	2,259	2,010
3.132% due 12/25/2046 ^~	321	259
3.156% due 05/25/2036 ^~	4,968	3,229
3.241% due 11/25/2036 ^~	3,435	2,291
3.294% due 03/25/2036 ^~	5,029	4,360
3.398% due 08/25/2036 ^~	40	25
4.311% due 07/25/2035 ^~	6,039	5,066
Bear Stearns Mortgage Funding Trust 0.262% due 12/25/2046 •	14,396	14,188
Bear Stearns Mortgage Securities, Inc. 2.184% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
2.511% due 12/26/2046 ^~	1,347	1,216
2.697% due 01/26/2036 ^~	1,267	1,066
BellaVista Mortgage Trust 0.604% due 05/20/2045 •	9	7
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	10,271
4.016% due 03/15/2052	32,609	36,663
4.232% due 01/15/2052	36,036	40,842
Beneria Cowen & Pritzer Collateral Funding Corp. 0.909% due 06/15/2038 •	17,400	17,238
BFLD Trust 1.260% due 10/15/2035 •	14,300	14,326
BWAY Mortgage Trust 1.360% due 09/15/2036 •	3,940	3,943
BX Commercial Mortgage Trust 0.840% due 10/15/2036 •	37,200	36,997
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,581
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~	14	15
2.438% due 02/25/2037 ~	7	8
2.546% due 02/25/2037 ~	97	99
2.607% due 02/25/2037 ~	1,149	1,190
2.696% due 02/25/2037 ~	149	155
2.795% due 01/25/2036 ^~	4,317	3,996
2.845% due 09/25/2036 ^~	32	30
2.897% due 12/25/2035 ^~	1,005	969
2.925% due 12/25/2035 ^~	2,897	2,906
2.925% due 12/25/2035 ~	4,963	4,978
2.965% due 03/25/2037 ^~	2,006	2,028
3.055% due 03/25/2037 ^~	82	82
3.081% due 09/25/2036 ^~	267	243
5.500% due 12/25/2022 ^	4,011	2,257
5.500% due 03/25/2037	22	14
6.000% due 11/25/2036 ^	1,119	701
6.000% due 02/25/2037 ^	560	313
6.000% due 03/25/2037 ^	565	385
ChaseFlex Trust
0.602% due 06/25/2035 •	1,541	541
5.000% due 07/25/2037 ^	1,126	804
6.000% due 02/25/2037 ^	1,338	743
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
0.402% due 08/25/2037 •	4,101	3,859
0.782% due 08/25/2037 •	4,194	4,015
4.146% due 08/25/2037 ^þ	719	698
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.252% due 01/25/2036 •	405	382
0.282% due 05/25/2036 •	549	526
0.282% due 07/25/2036 •	326	318
0.352% due 08/25/2035 •	186	185
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	17	18
5.500% due 04/25/2037	50	53
6.000% due 08/25/2036	329	338
6.000% due 04/25/2037	6,248	6,318
Citigroup Commercial Mortgage Trust
1.210% due 07/15/2030 •	1,167	1,164

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

1.290% due 10/15/2036 •	3,100	3,102
3.209% due 05/10/2049	17,500	18,452
3.778% due 09/10/2058	21,895	23,465
Citigroup Global Markets Mortgage Securities, Inc. 0.602% due 05/25/2032 •	32	31
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	46,978	226
0.000% due 02/25/2058 ~	38	29
0.000% due 09/25/2064 ~	18	18
0.110% due 02/25/2058 ~(a)	21,564	124
0.173% due 01/25/2037 •	254	241
0.903% due 08/25/2035 ^•	995	945
1.250% due 02/25/2058 ~(a)	9,656	189
2.402% due 08/25/2035 ~	2,335	2,080
2.460% due 04/25/2037 ^~	1,104	993
2.470% due 10/25/2035 •	3,405	3,475
2.557% due 07/25/2046 ^~	2,198	2,182
2.602% due 10/25/2046 ^~	1,623	1,607
2.768% due 08/25/2035 ~	3,929	4,080
2.821% due 02/25/2058 ~	14,231	12,546
3.144% due 03/25/2037 ^~	938	904
4.285% due 09/25/2064 ~	37,894	35,237
6.250% due 11/25/2037 ~	2,479	1,535
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	530	542
2.223% due 02/25/2034 ~	330	338
2.507% due 05/25/2035 ~	374	379
3.012% due 12/25/2035 ^~	1,135	779
5.500% due 11/25/2035 ^	948	969
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.798% due 09/25/2035 ~	7,537	7,174
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	247	242
6.000% due 06/25/2037 ^	558	578
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	8,145
3.091% due 10/10/2049	10,964	11,522
3.142% due 02/10/2048	2,241	2,289
3.510% due 09/10/2050	19,203	20,716
3.545% due 02/10/2036	40,182	42,486
3.590% due 11/10/2047	20,803	21,826
3.611% due 08/10/2049 ~	14,175	14,834
4.228% due 05/10/2051	45,152	50,691
4.255% due 07/10/2045 ~	13,421	13,932
Community Program Loan Trust 4.500% due 04/01/2029	852	853
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	915	717
6.000% due 08/25/2037 ^~	1,075	755
8.404% due 08/25/2037 ^~	1,096	712
Countrywide Alternative Loan Trust
0.294% due 09/20/2046 •	1,217	1,187
0.302% due 04/25/2047 •	8,622	8,096
0.442% due 01/25/2037 ^•	0	5
0.442% due 06/25/2046 •	1	0
0.452% due 05/25/2036 ^•	2,267	1,083
0.452% due 08/25/2036 ^•	1,139	560
0.452% due 05/25/2037 ^•	126	39
0.462% due 11/25/2036 •	7,814	8,830
0.482% due 07/25/2046 ^•	960	927
0.482% due 09/25/2046 ^•	5,656	5,568
0.522% due 05/25/2035 •	81	80
0.522% due 07/25/2046 ^•	137	130
0.563% due 07/20/2035 •	22	23
0.602% due 04/25/2036 •	6,025	1,969
0.602% due 09/25/2046 ^•	912	762
0.602% due 10/25/2046 ^•	100	73
0.622% due 12/25/2035 •	434	425
0.622% due 07/25/2036 •	14,586	13,064
0.622% due 07/25/2046 ^•	457	322
0.642% due 01/25/2036 •	324	324
0.652% due 08/25/2034 •	10	9
0.652% due 10/25/2036 ^•	1,886	932
0.662% due 12/25/2035 •	19	19
0.672% due 06/25/2034 •	1,204	1,235
0.682% due 11/25/2035 •	157	181
0.682% due 02/25/2036 ^•	1,137	1,122
0.703% due 11/20/2035 •	11	11
0.762% due 09/25/2035 •	448	352
0.782% due 10/25/2035 •	1,360	922
0.802% due 10/25/2035 ^•	755	549
0.902% due 12/25/2035 ^•	1,021	891
1.082% due 12/25/2035 •	202	186
1.082% due 02/25/2036 •	281	269
1.182% due 08/25/2035 ^•	14	13

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

1.202% due 02/25/2036 ^•	2,429	2,052
1.402% due 10/25/2035 ^•	9,765	7,407
1.462% due 11/25/2047 ^•	2,740	2,532
1.510% due 11/25/2035 •	190	176
1.562% due 01/25/2036 •	26	26
1.677% due 06/25/2034 •	8,402	8,533
2.584% due 10/25/2035 ^~	152	138
2.795% due 11/25/2035 ^~	531	515
3.130% due 02/25/2037 ^~	8,097	8,142
5.250% due 06/25/2035 ^	311	291
5.500% due 07/25/2035 ^	1,197	872
5.500% due 11/25/2035 ^	2,882	2,190
5.500% due 11/25/2035	1,574	1,236
5.500% due 12/25/2035 ^	1,000	827
5.500% due 02/25/2036 ^	948	740
5.750% due 03/25/2037 ^•	571	422
5.750% due 07/25/2037 ^	116	93
6.000% due 10/25/2033	222	228
6.000% due 03/25/2035 ^	138	91
6.000% due 04/25/2036 ^	914	581
6.000% due 05/25/2036 ^	956	639
6.000% due 06/25/2036 ^	604	452
6.000% due 06/25/2036	7,365	5,510
6.000% due 08/25/2036 ^•	912	715
6.000% due 08/25/2036 ^	1,867	1,462
6.000% due 11/25/2036 ^	49	38
6.000% due 02/25/2037 ^	5,084	3,150
6.000% due 02/25/2037	279	211
6.000% due 03/25/2037 ^	1,226	684
6.000% due 04/25/2037 ^	2,951	1,976
6.000% due 05/25/2037 ^	272	177
6.000% due 08/25/2037 ^	5,257	4,125
6.250% due 12/25/2033	15	15
6.250% due 11/25/2036 ^	395	362
6.250% due 08/25/2037 ^	2,029	1,495
6.500% due 05/25/2036 ^	1,844	1,253
6.500% due 09/25/2036	763	599
6.500% due 08/25/2037 ^	6,736	4,051
6.500% due 09/25/2037 ^	1,496	845
19.520% due 07/25/2035 •	598	675
Countrywide Home Loan Mortgage Pass-Through Trust
0.642% due 03/25/2035 •	270	262
0.682% due 04/25/2035 •	76	74
0.742% due 03/25/2035 •	102	97
0.762% due 02/25/2035 •	498	493
0.782% due 02/25/2035 •	96	91
0.782% due 03/25/2036 •	154	99
0.802% due 02/25/2036 ^•	24	12
0.862% due 09/25/2034 •	35	35
1.042% due 04/25/2046 ^•	5,570	2,163
1.983% due 06/20/2034 ~	190	194
1.985% due 02/20/2036 ^•	3,483	3,089
1.987% due 02/20/2036 ^•	53	52
1.991% due 02/20/2036 ^•	11	11
2.012% due 06/19/2031 ~	29	29
2.125% due 07/19/2031 ~	14	14
2.144% due 07/25/2034 ~	452	459
2.165% due 10/20/2035 ~	61	60
2.207% due 08/25/2034 ^~	493	468
2.241% due 02/25/2034 ~	11	11
2.241% due 07/20/2034 ~	80	80
2.289% due 10/25/2033 •	709	682
2.334% due 10/25/2035 ^~	1,393	1,239
2.535% due 11/20/2034 ~	88	91
2.540% due 04/25/2035 ^~	60	49
2.548% due 12/19/2033 ~	11	11
2.595% due 04/20/2035 ~	153	164
2.673% due 11/25/2034 ~	1,625	1,640
2.718% due 02/25/2047 ^~	368	361
2.747% due 04/20/2036 ^~	242	219
2.759% due 08/25/2034 ^~	2	2
2.761% due 11/20/2034 ~	1,241	1,265
2.902% due 05/20/2036 ^~	802	829
2.911% due 09/25/2047 ^~	818	787
2.971% due 03/25/2037 ^~	354	335
2.979% due 02/20/2036 ^~	55	46
3.008% due 08/25/2034 ~	12	12
3.075% due 04/25/2035 ^~	222	206
3.105% due 05/20/2036 ^~	7,053	6,875
3.111% due 11/25/2037 ~	2,062	1,982
4.500% due 09/25/2035	514	506
5.000% due 09/25/2035 ^	18	15
5.500% due 01/25/2035	240	246
5.500% due 09/25/2035 ^	522	523
5.500% due 10/25/2035 ^	1,542	1,231

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

5.500% due 11/25/2035 ^	595	435
5.750% due 12/25/2035 ^	1,182	846
5.750% due 02/25/2037 ^	953	641
5.750% due 07/25/2037 ^	414	294
6.000% due 05/25/2036 ^	1,315	889
6.000% due 07/25/2036	2,984	2,110
6.000% due 12/25/2036 ^	94	59
6.000% due 02/25/2037	490	339
6.000% due 02/25/2037 ^	3,972	3,899
6.000% due 07/25/2037 ^	611	428
6.000% due 09/25/2037 ^	293	213
6.250% due 09/25/2036 ^	791	498
6.250% due 02/25/2038 ^	933	636
Countrywide Home Loan Reperforming REMIC Trust
0.442% due 06/25/2035 •	1,103	1,070
4.551% due 01/25/2034 ^~	242	238
6.500% due 11/25/2034 ^	302	302
7.500% due 11/25/2034	144	151
7.500% due 06/25/2035 ^	488	519
Credit Suisse Commercial Mortgage Trust 1.077% due 06/15/2034 •	14,630	14,588
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
0.593% due 03/25/2032 ~	206	198
1.252% due 09/25/2034 ^•	810	901
4.967% due 06/25/2032 ~	14	15
5.500% due 09/25/2035	2,456	2,134
7.500% due 05/25/2032	43	45
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.842% due 06/25/2034 •	185	187
1.803% due 10/25/2033 ~	36	37
2.116% due 07/25/2033 ~	410	427
2.913% due 05/25/2034 ~	573	595
5.500% due 10/25/2035	588	420
6.000% due 11/25/2035 ^	15	14
Credit Suisse Mortgage Capital Certificates
2.397% due 04/26/2038 ~	274	276
2.973% due 07/27/2037 ~	8,253	8,727
3.000% due 11/25/2056 ~	36,579	37,511
3.281% due 04/28/2037 ~	3,964	4,002
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,000	406
5.837% due 04/25/2037 ~	17,304	6,246
5.863% due 02/25/2037 ^~	2,830	907
6.000% due 07/25/2036	905	641
6.000% due 04/25/2037 ^	920	524
7.000% due 08/25/2037 ^~	4,961	3,920
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 (h)	136	136
0.000% due 01/25/2058 (h)	145	145
0.010% due 04/25/2058 (a)	8	8
1.460% due 10/15/2037 •	6,600	6,608
1.510% due 07/15/2038 •	600	600
2.252% due 07/25/2057 ~	11,679	11,135
2.257% due 08/15/2037	13,600	13,722
2.500% due 07/25/2057 ~	235,266	239,970
2.839% due 06/01/2050 ~	553,694	566,033
2.877% due 06/25/2048 ~	467,725	459,932
3.047% due 07/25/2057 ~	168,196	146,128
3.609% due 01/25/2058 ~	124,964	118,412
3.656% due 04/25/2058 ~	247,321	256,299
CRSNT Commercial Mortgage Trust 0.930% due 04/15/2036 •	39,401	39,332
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	6,383
3.903% due 03/15/2052	2,200	2,388
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.202% due 08/25/2037 ^•	1,906	1,600
0.342% due 08/25/2036 ^•	2,224	2,195
0.582% due 01/25/2047 •	3,890	3,789
0.762% due 02/25/2036 •	7,679	7,884
2.444% due 10/25/2035 ~	400	397
5.500% due 12/25/2035 ^	679	675
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.203% due 10/25/2036 ^•	7	6
6.005% due 10/25/2036 ^~	415	418
6.369% due 10/25/2036 ^þ	544	546
6.386% due 10/25/2036 ^þ	544	546
6.800% due 07/25/2036 ^þ	561	554
Deutsche Mortgage & Asset Receiving Corp. 0.592% due 11/27/2036 •	2,190	2,180
DOLP Trust 2.956% due 05/10/2041	56,700	59,431

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Downey Savings & Loan Association Mortgage Loan Trust
0.284% due 04/19/2047 ^•		587	683
0.924% due 09/19/2044 •		45	45
2.487% due 07/19/2044 ~		13	13
DROP Mortgage Trust 1.260% due 04/15/2026 •		13,700	13,725
EMF-NL Prime BV 0.249% due 04/17/2041 •	EUR	3,612	3,968
Eurosail PLC 0.949% due 10/17/2040 •		1,074	1,224
Extended Stay America Trust 1.190% due 07/15/2038 •		$126,542	126,905
Finsbury Square PLC 1.349% due 06/16/2070 •	GBP	37,780	51,549
First Horizon Alternative Mortgage Securities Trust
0.472% due 02/25/2037 •		$17	5
2.357% due 08/25/2034 ~		117	122
2.854% due 08/25/2035 ^~		992	938
2.918% due 03/25/2035 ~		25	19
5.500% due 05/25/2035 ~		1,401	1,184
6.000% due 07/25/2036 ^		1,278	826
6.250% due 08/25/2037 ^		464	291
First Horizon Mortgage Pass-Through Trust
0.372% due 02/25/2035 •		5	5
2.500% due 10/25/2035 ~		202	215
2.612% due 09/25/2035 ~		858	883
2.625% due 11/25/2034 ~		193	200
2.693% due 11/25/2037 ^~		1,547	1,067
2.769% due 11/25/2035 ^~		547	513
2.773% due 08/25/2035 ~		545	432
2.815% due 10/25/2035 ^~		2,063	2,073
2.918% due 01/25/2037 ^~		20	16
3.514% due 10/25/2036 ~		351	308
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		52	54
GMAC Mortgage Corp. Loan Trust
2.973% due 04/19/2036 ^~		1,523	1,474
3.135% due 05/25/2035 ~		749	734
4.432% due 06/19/2035 ~		68	69
GPMT Ltd. 1.354% due 07/16/2035 •		25,541	25,562
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	691	784
0.344% due 06/18/2039 •		$9,630	9,495
0.366% due 03/18/2039 •	GBP	20,123	27,030
0.376% due 06/18/2039 •		6,251	8,360
GreenPoint Mortgage Funding Trust
0.442% due 10/25/2046 ^•		$677	605
0.502% due 10/25/2046 ^•		367	333
0.542% due 06/25/2045 •		296	284
0.642% due 04/25/2036 ^•		25	54
0.642% due 11/25/2045 •		245	224
GS Mortgage Securities Corp. Trust
1.310% due 06/15/2038 •		7,822	7,834
2.856% due 05/10/2034		18,300	18,257
GS Mortgage Securities Trust
1.917% due 11/10/2045 ~(a)		35,335	272
3.621% due 10/10/2035		13,200	13,883
GS Mortgage-Backed Securities Trust
0.900% due 01/25/2052 •		9,632	9,616
2.500% due 01/25/2052 ~		66,649	66,796
2.500% due 04/25/2052 ~		47,076	47,033
2.500% due 07/25/2059 ~		133,478	136,167
GSC Capital Corp. Mortgage Trust 0.462% due 05/25/2036 ^•		117	114
GSMPS Mortgage Loan Trust
0.452% due 09/25/2035 •		3,743	3,244
7.500% due 06/25/2043		1,995	2,242
GSR Mortgage Loan Trust
0.402% due 07/25/2035 •		61	55
0.452% due 01/25/2034 •		18	17
1.790% due 04/25/2032 •		41	37
1.840% due 03/25/2033 •		4	5
2.200% due 05/25/2035 ~		383	391
2.325% due 06/25/2034 ~		134	139
2.362% due 04/25/2035 ~		272	287
2.384% due 03/25/2037 ^~		2,899	2,220
2.629% due 11/25/2035 ~		6,695	6,762
2.657% due 04/25/2036 ~		36	29
2.718% due 09/25/2035 ~		14	14
2.813% due 11/25/2035 ~		5	5
2.852% due 05/25/2035 ~		12	11
2.873% due 01/25/2036 ^~		59	61
2.903% due 04/25/2035 ~		146	146
2.960% due 11/25/2035 ^~		1,675	1,181

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

3.022% due 07/25/2035 ~		12	13
5.000% due 05/25/2037 ^		3	3
5.500% due 06/25/2035		1,092	1,171
5.500% due 06/25/2036 ^		340	509
6.000% due 03/25/2032		4	4
6.000% due 11/25/2035		624	386
6.000% due 11/25/2035 ^		7,947	4,594
6.000% due 02/25/2036 ^		3,066	2,096
6.000% due 01/25/2037 ^		595	502
6.000% due 03/25/2037 ^		16	11
6.000% due 07/25/2037 ^		148	125
6.250% due 09/25/2036 ^		302	311
6.500% due 09/25/2036 ^		2,155	1,314
HarborView Mortgage Loan Trust
0.504% due 09/19/2046 ^•		2,017	1,855
0.544% due 05/19/2035 •		6,261	6,051
0.584% due 06/19/2035 •		768	772
0.664% due 06/19/2034 •		316	310
0.704% due 04/19/2034 •		166	160
0.744% due 01/19/2035 •		902	835
0.804% due 01/19/2035 •		1,135	1,048
0.824% due 01/19/2035 •		82	82
0.904% due 11/19/2034 •		174	168
1.102% due 10/25/2037 •		833	890
2.075% due 06/19/2045 ^•		9,695	5,523
2.084% due 04/19/2034 ~		9	8
2.443% due 12/19/2035 ^~		638	619
2.548% due 08/19/2036 ^~		226	226
2.627% due 06/19/2036 ^~		3,836	2,468
2.658% due 07/19/2035 ^~		211	178
3.643% due 06/19/2036 ^~		2,402	1,527
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	5,820	7,901
Hilton USA Trust 2.828% due 11/05/2035		$33,800	33,831
HomeBanc Mortgage Trust
0.622% due 01/25/2036 •		665	661
0.842% due 12/25/2034 •		997	995
0.962% due 08/25/2029 •		620	614
HSI Asset Securitization Corp. Trust 0.542% due 11/25/2035 •		10,095	9,704
Hundred Acre Wood Trust 0.900% due 10/25/2051 •		6,321	6,277
Impac CMB Trust
0.842% due 11/25/2034 •		447	453
0.863% due 10/25/2033 •		4	4
0.882% due 10/25/2034 •		171	170
5.208% due 09/25/2034 þ		129	141
Impac Secured Assets Trust 2.768% due 07/25/2035 ~		388	369
IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~		90	91
1.659% due 01/25/2032 ~		34	34
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^		943	578
IndyMac INDA Mortgage Loan Trust
2.870% due 01/25/2036 ~		2,274	2,242
2.891% due 08/25/2036 ~		903	856
IndyMac INDB Mortgage Loan Trust 0.702% due 11/25/2035 ^•		348	241
IndyMac INDX Mortgage Loan Trust
0.282% due 02/25/2037 •		10,014	10,222
0.282% due 02/25/2037 ^•		1,637	1,632
0.402% due 06/25/2037 ^•		792	393
0.502% due 11/25/2046 •		343	346
0.522% due 05/25/2046 •		65	63
0.562% due 04/25/2035 •		67	64
0.582% due 07/25/2035 •		973	951
0.742% due 07/25/2045 •		33	30
0.882% due 05/25/2034 •		2	1
0.902% due 11/25/2034 •		24	24
0.922% due 11/25/2034 ^•		645	605
2.337% due 01/25/2035 ~		34	34
2.420% due 08/25/2035 ~		21	20
2.455% due 01/25/2036 ^~		151	149
2.639% due 06/25/2037 ^~		1,407	1,320
2.737% due 10/25/2035 ~		290	274
2.810% due 10/25/2034 ~		1,250	1,270
2.812% due 05/25/2036 ~		2,027	1,976
2.814% due 07/25/2037 ~		1,077	873
2.873% due 09/25/2035 ^~		6,585	6,220
2.884% due 06/25/2037 ~		4,893	3,179
2.900% due 03/25/2036 ^~		1,687	1,477
2.928% due 12/25/2034 ~		47	49
2.941% due 12/25/2035 ~		2,086	2,024

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.961% due 08/25/2035 ~		325	300
2.961% due 08/25/2035 ^~		277	254
3.013% due 01/25/2036 ^~		2,861	2,852
3.069% due 04/25/2037 ^~		6,084	5,647
3.100% due 02/25/2035 ~		254	253
3.113% due 04/25/2037 ~		4,297	4,121
J.P. Morgan Chase Commercial Mortgage Securities Trust 1.225% due 11/15/2038 •		1,600	1,598
JP Morgan Alternative Loan Trust
0.382% due 03/25/2037 •		996	1,062
2.636% due 12/25/2036 ~		3,393	3,375
3.235% due 05/25/2037 ^~		3,126	2,919
5.831% due 05/26/2037 ~		18,097	17,106
6.550% due 05/25/2036 þ		31	32
JP Morgan Chase Commercial Mortgage Securities Trust
3.474% due 12/15/2049 ~		6,700	7,018
3.648% due 12/15/2049 ~		8,606	9,278
JP Morgan Mortgage Trust
1.000% due 05/25/2052 •		26,718	26,776
1.602% due 02/25/2034 ~		143	138
1.806% due 06/25/2035 ~		998	1,060
1.815% due 11/25/2033 ~		5	5
2.085% due 02/25/2036 ^~		38	32
2.301% due 07/25/2035 ~		98	102
2.314% due 07/25/2035 ~		127	127
2.378% due 09/25/2035 ~		78	75
2.419% due 07/25/2035 ~		53	53
2.426% due 10/25/2035 ^~		347	302
2.428% due 06/25/2035 ~		185	163
2.473% due 10/25/2035 ^~		884	796
2.511% due 07/25/2035 ~		694	706
2.538% due 10/25/2036 ~		54	44
2.545% due 08/25/2035 ~		471	479
2.569% due 04/25/2035 ~		11	11
2.592% due 04/25/2036 ^~		1,646	1,508
2.622% due 07/25/2035 ~		390	400
2.628% due 06/25/2035 ~		1,046	1,086
2.630% due 08/25/2035 ~		1,036	1,068
2.695% due 07/25/2035 ~		1,992	2,027
2.704% due 11/25/2035 ^~		1,160	1,075
2.706% due 11/25/2035 ^~		660	634
2.715% due 12/25/2037 ~		70	63
2.769% due 07/25/2035 ~		10	10
2.769% due 04/25/2036 ^~		1,292	1,265
2.769% due 04/25/2036 ~		1,478	1,494
2.779% due 10/25/2035 ~		3,502	3,672
2.833% due 08/25/2036 ^~		1,228	1,112
2.837% due 02/25/2036 ^~		7,183	6,252
2.889% due 07/27/2037 ~		5,392	5,299
2.931% due 10/25/2036 ^~		19	16
2.931% due 10/25/2036 ~		10,129	8,922
2.970% due 04/25/2037 ^~		188	177
3.000% due 02/25/2052 «(c)		90,000	91,805
3.007% due 08/25/2035 ^~		683	640
3.037% due 05/25/2036 ~		1,389	1,269
3.226% due 10/25/2036 ^~		1,429	1,196
3.240% due 10/25/2035 ~		5,041	4,875
3.500% due 10/25/2046 ~		1,070	1,081
3.500% due 10/25/2048 ~		443	446
5.500% due 03/25/2022 ^		22	21
5.500% due 07/25/2036 ^		483	354
5.750% due 01/25/2036 ^		16	10
6.500% due 07/25/2036 ^		2,832	1,625
6.500% due 08/25/2036 ^		392	214
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052		7,900	8,397
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	7,235
0.969% due 02/22/2045 •		86,848	115,624
2.169% due 02/22/2045 •		29,232	37,773
2.250% due 02/22/2045		9,470	9,285
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	2,430
Lavender Trust 6.250% due 10/26/2036		4,028	2,797
Lehman Mortgage Trust
0.422% due 08/25/2036 ^•		3,900	2,776
0.752% due 06/25/2037 ^•		281	257
4.942% due 12/25/2035 ~		3,373	1,004
5.146% due 01/25/2036 ^~		1,353	1,393
5.500% due 01/25/2036		661	490
5.937% due 04/25/2036 ^~		618	517
6.000% due 07/25/2036 ^		4,132	2,869
Lehman XS Trust
0.482% due 11/25/2046 •		174	168

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

0.502% due 08/25/2046 ^•	673	685
0.502% due 08/25/2046 •	5,977	5,890
Luminent Mortgage Trust
0.422% due 11/25/2036 ^•	153	150
0.462% due 12/25/2036 ^•	1,875	1,785
0.502% due 02/25/2046 •	46	38
0.822% due 04/25/2036 •	6,857	6,265
LUXE Commercial Mortgage Trust
1.090% due 11/15/2026 •	17,700	17,712
1.160% due 10/15/2038 •	18,400	18,422
Manhattan West Mortgage Trust 2.130% due 09/10/2039	47,900	47,813
MASTR Adjustable Rate Mortgages Trust
0.312% due 04/25/2046 •	2,623	2,431
0.502% due 05/25/2047 •	299	370
0.582% due 05/25/2037 •	708	370
0.702% due 05/25/2047 ^•	348	693
1.753% due 12/25/2033 ~	7	7
2.154% due 12/25/2034 ~	1,172	1,166
2.235% due 12/25/2033 ~	27	28
2.409% due 07/25/2035 ^~	318	304
2.492% due 10/25/2032 ~	92	94
2.618% due 05/25/2034 ~	70	71
2.668% due 03/25/2035 ~	242	242
2.994% due 10/25/2034 ~	649	651
MASTR Alternative Loan Trust 0.502% due 03/25/2036 ^•	6,843	492
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	220	185
MASTR Reperforming Loan Trust
0.462% due 07/25/2035 ^•	2,353	1,055
7.000% due 08/25/2034	1,547	1,409
7.000% due 05/25/2035	441	398
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	1,438	1,483
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.810% due 11/15/2031 •	937	957
0.850% due 09/15/2030 •	359	363
0.990% due 11/15/2031 •	19	19
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.970% due 08/15/2032 •	41	40
2.610% due 10/20/2029 •	770	783
Merrill Lynch Alternative Note Asset Trust
0.322% due 03/25/2037 •	792	283
0.702% due 03/25/2037 •	2,097	756
2.867% due 06/25/2037 ^~	918	646
6.000% due 03/25/2037	1,041	162
Merrill Lynch Mortgage Investors Trust
0.602% due 11/25/2035 •	11	11
0.655% due 04/25/2029 •	233	229
0.722% due 10/25/2028 •	21	21
0.762% due 06/25/2028 •	342	332
0.762% due 09/25/2029 •	21	21
0.762% due 11/25/2029 •	110	105
0.813% due 10/25/2028 •	20	20
0.842% due 03/25/2028 •	14	14
0.875% due 11/25/2029 •	69	68
0.882% due 03/25/2028 •	5	5
1.746% (US0006M + 1.500%) due 12/25/2032 ~	115	113
1.816% due 02/25/2033 ~	10	10
1.926% due 05/25/2033 ~	1,495	1,536
1.928% due 05/25/2036 ~	141	138
2.061% due 12/25/2035 ~	126	123
2.180% due 09/25/2035 ~	1,068	1,080
2.240% due 02/25/2034 ~	3	4
2.331% due 05/25/2033 ~	5	4
2.365% due 07/25/2035 ^~	173	167
2.420% due 06/25/2037 ~	358	364
2.455% due 12/25/2034 ~	11	12
2.471% due 12/25/2035 ~	404	396
2.597% due 11/25/2035 •	1,352	1,365
2.636% due 08/25/2034 ~	304	308
2.834% due 02/25/2035 ~	2,122	2,155
2.953% due 09/25/2035 ^~	4,163	3,755
3.008% due 06/25/2035 ~	2,490	2,547
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •	48,719	48,690
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	9,229	9,848
Morgan Stanley Capital Trust
1.279% due 12/15/2023 •	39,210	39,284
2.428% due 04/05/2042 ~	17,000	17,113
4.071% due 03/15/2052	3,635	4,079
Morgan Stanley Mortgage Loan Trust
0.362% due 03/25/2036 •	694	513

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

0.382% due 01/25/2036 •		7,268	4,704
0.392% due 12/25/2035 •		20	18
0.412% due 01/25/2035 •		3	3
0.422% due 01/25/2035 •		1,465	1,475
1.976% due 06/25/2036 ~		93	98
2.332% due 07/25/2035 ^~		4,421	4,134
2.501% due 07/25/2035 ~		203	197
2.620% due 06/25/2037 ~		2,809	2,080
2.790% due 11/25/2037 ~		7,713	6,575
3.210% due 09/25/2035 ^~		1,434	637
3.471% due 06/25/2036 ~		8,731	7,659
5.701% due 02/25/2047 þ		1,362	727
6.000% due 02/25/2036 ^		138	142
6.000% due 10/25/2037 ^		1,388	1,077
MortgageIT Mortgage Loan Trust 0.562% due 04/25/2036 •		3,706	3,583
MortgageIT Securities Corp. Mortgage Loan Trust 0.602% due 09/25/2037 •		5,948	5,489
MortgageIT Trust 0.882% due 02/25/2035 •		201	203
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		482	492
New York Mortgage Trust 2.684% due 05/25/2036 ^~		3,253	3,023
Newgate Funding PLC
0.000% due 12/15/2050 •	EUR	52,414	58,556
0.267% due 12/01/2050 •	GBP	523	686
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.102% due 05/25/2035 •		$2,151	1,879
2.115% due 02/25/2036 ^~		178	158
2.359% due 10/25/2035 ~		48	43
5.820% due 03/25/2047 þ		654	681
7.000% due 02/19/2030 ~		533	543
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •		109,300	108,977
Onslow Bay Mortgage Loan Trust 2.500% due 10/25/2051 ~		73,722	73,797
PFP Ltd.
0.960% due 04/14/2038 •		3,000	3,002
1.109% due 08/09/2037 •		58,200	58,127
1.158% due 04/14/2037 •		2,057	2,058
Prime Mortgage Trust 0.502% due 02/25/2034 •		612	599
Proteus RMBS DAC
0.000% due 10/29/2054 •	EUR	177,602	202,264
0.000% due 10/29/2054 ~		481	2,807
0.000% due 10/29/2054 (b)(h)		33,620	31,217
0.344% due 10/29/2054 •		20,861	23,742
0.544% due 10/29/2054 •		15,172	17,246
1.194% due 10/29/2054 •		11,379	12,920
2.444% due 10/29/2054 •		9,482	10,731
RBSGC Mortgage Loan Trust
0.482% due 12/25/2034 •		$17,673	15,781
5.750% due 04/25/2035		7,420	7,316
RBSSP Resecuritization Trust
0.323% due 10/27/2036 •		1,655	1,571
0.362% due 09/27/2037 •		9,301	8,579
0.422% due 02/27/2037 •		2,152	2,046
0.572% due 08/27/2037 •		1,387	1,377
4.000% due 10/26/2037		7,108	6,671
Ready Capital Mortgage Financing LLC 2.252% due 02/25/2035 •		4,277	4,287
Regal Trust 1.738% due 09/29/2031 •		11	10
Residential Accredit Loans, Inc. Trust
0.242% due 01/25/2037 •		2,127	2,128
0.362% due 02/25/2037 •		2,018	2,296
0.402% due 08/25/2035 •		244	209
0.402% due 02/25/2037 •		1,722	1,754
0.432% due 03/25/2037 •		1,033	163
0.462% due 05/25/2036 •		7,716	7,336
0.462% due 09/25/2036 •		1,645	1,652
0.472% due 12/25/2036 •		20	20
0.482% due 07/25/2036 •		2,151	2,185
0.482% due 08/25/2036 ^•		3,219	3,291
0.482% due 09/25/2036 ^•		34	36
0.502% due 11/25/2036 ^•		873	660
0.522% due 06/25/2037 •		1,057	1,045
0.642% due 02/25/2046 ^•		1,161	815
1.442% due 09/25/2045 •		213	209
3.131% due 08/25/2035 ^~		1,502	811
3.267% due 04/25/2035 ~		177	175
4.374% due 09/25/2035 ^~		46	39
5.074% due 02/25/2036 ^~		735	644
6.000% due 08/25/2036 ^		1,115	1,088

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

6.000% due 09/25/2036 ^		1,168	1,111
6.000% due 09/25/2036		1,022	972
6.000% due 11/25/2036 ^		1,163	1,141
6.000% due 01/25/2037 ^		7	7
6.250% due 03/25/2037 ^		950	889
6.500% due 07/25/2037 ^		346	342
6.500% due 09/25/2037 ^		1,255	1,236
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		115	127
Residential Asset Securitization Trust
5.500% due 08/25/2034		57	58
5.750% due 02/25/2036 ^		546	316
6.000% due 04/25/2037 ^		211	164
6.000% due 05/25/2037 ^		122	95
6.000% due 07/25/2037 ^		1,110	628
6.250% due 08/25/2036		72	63
6.250% due 11/25/2036 ^		1,805	979
6.250% due 09/25/2037 ^		1,991	1,157
6.500% due 08/25/2036		1,332	587
6.500% due 09/25/2036 ^		1,122	611
Residential Funding Mortgage Securities, Inc. Trust
2.200% due 06/25/2035 ~		55	50
3.334% due 11/25/2035 ^~		19	17
3.902% due 02/25/2037 ~		2,001	1,598
4.002% due 02/25/2036 ^~		1,087	1,029
4.316% due 07/27/2037 ^~		4,347	3,748
5.500% due 12/25/2034		180	178
6.000% due 06/25/2036 ^		687	674
6.000% due 07/25/2036 ^		646	634
6.000% due 10/25/2036 ^		5,843	5,733
6.000% due 06/25/2037 ^		282	285
6.500% due 03/25/2032		64	68
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •	GBP	13,813	18,876
RESIMAC Bastille Trust
0.753% due 02/03/2053 •		$6,918	6,920
0.954% due 12/05/2059 •		58	58
Resloc UK PLC 0.318% due 12/15/2043 •	GBP	2,130	2,772
Ripon Mortgages PLC
0.000% due 08/20/2056 (h)		177,935	214,209
0.000% due 08/20/2056 ~		0	5,581
0.010% due 08/20/2056		8,063	10,158
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,601	1,780
0.245% due 06/12/2044 •	GBP	22,899	29,920
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	57,576
0.057% due 09/28/2055 •		625,814	711,148
0.207% due 09/28/2055 •		62,548	70,439
0.457% due 09/28/2055 •		42,646	47,805
0.957% due 09/28/2055 •		25,587	28,691
1.000% due 09/28/2055 ~		15,864	4,733
1.707% due 09/28/2055 •		42,646	47,157
Securitized Asset Sales, Inc. 2.236% due 11/26/2023 ~		$18	17
Sequoia Mortgage Trust
0.504% due 07/20/2036 •		24	22
0.524% due 06/20/2036 •		666	646
0.666% due 05/20/2034 •		480	481
0.686% due 05/20/2034 •		211	209
0.764% due 06/20/2033 •		4	4
0.804% due 07/20/2033 •		104	104
0.818% due 09/20/2033 •		145	143
0.864% due 10/20/2027 •		20	20
0.904% due 10/20/2027 •		277	281
1.881% due 01/20/2047 ^~		966	732
2.834% due 09/20/2046 ^~		1,879	1,463
2.988% due 01/20/2047 ^~		1,322	1,139
SFO Commercial Mortgage Trust 1.260% due 05/15/2038 •		27,600	27,647
SREIT Trust 0.810% due 10/15/2038 •		200	196
Starwood Mortgage Trust 0.968% due 11/15/2036 •		17,500	17,468
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	227,049	308,129
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 09/25/2034 •		$1,093	1,050
0.402% due 10/25/2035 •		183	185
0.402% due 08/25/2036 ^•		2,789	2,129
1.482% due 01/25/2035 ^•		119	112
1.746% due 10/25/2037 ^•		486	502
2.360% due 12/25/2034 ~		23	23
2.390% due 09/25/2034 ~		4	4

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

2.431% due 02/25/2034 ~		382	386
2.687% due 12/25/2035 ~		1,550	1,420
2.789% due 09/25/2035 ~		417	402
2.792% due 08/25/2035 ~		29	28
2.795% due 05/25/2036 ^~		2,102	2,033
2.817% due 11/25/2036 ^~		2,175	2,082
2.839% due 12/25/2035 ~		644	429
2.854% due 11/25/2035 ^~		156	148
2.855% due 02/25/2036 ^~		1,174	1,078
2.904% due 02/25/2036 ^~		1,827	1,406
2.908% due 04/25/2036 ^~		2,203	1,619
2.944% due 01/25/2035 ~		156	158
2.963% due 05/25/2036 ^~		25	21
3.023% due 03/25/2036 ^~		356	324
3.087% due 02/25/2036 ^~		521	470
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •		1,158	455
0.442% due 03/25/2037 ^•		191	61
0.482% due 06/25/2036 •		530	526
0.482% due 07/25/2046 ^•		582	475
0.522% due 04/25/2036 •		305	293
0.522% due 05/25/2036 •		70	62
0.542% due 05/25/2046 •		8,522	4,250
0.562% due 02/25/2036 ^•		142	134
0.604% due 07/19/2035 •		1,804	1,760
0.722% due 12/25/2035 ^•		1,527	1,489
0.764% due 09/19/2032 •		838	838
0.804% due 01/19/2034 •		134	135
0.944% due 10/19/2033 •		258	252
0.952% due 05/25/2047 •		7,694	6,818
1.482% due 12/25/2035 ^•		1,163	1,156
1.979% due 02/25/2036 ^•		7,574	7,521
4.143% due 06/25/2029 ~		7	7
Structured Asset Securities Corp. 4.378% due 04/15/2027 ~		7	7
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,502	1,733
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.119% due 03/25/2033 ~		401	428
2.203% due 07/25/2033 ~		12	12
2.321% due 11/25/2033 ~		38	37
2.684% due 01/25/2034 ~		702	714
4.988% due 06/25/2034 þ		72	75
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,510	1,188
SunTrust Adjustable Rate Mortgage Loan Trust
2.254% due 04/25/2037 ^~		239	159
2.304% due 02/25/2037 ^~		246	228
2.380% due 01/25/2037 ^~		1,850	1,597
2.522% due 10/25/2037 ~		492	437
SunTrust Alternative Loan Trust
0.752% due 12/25/2035 ^•		2,092	1,784
5.750% due 12/25/2035 ^		1,375	1,336
6.000% due 04/25/2036 ^		387	279
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ		540	252
6.470% due 09/25/2036 ^þ		5,583	335
6.500% due 07/25/2036		4,600	1,590
6.515% due 07/25/2037 þ		900	498
Thornburg Mortgage Securities Trust
0.802% due 12/25/2033 •		227	233
1.765% due 10/25/2043 ~		187	189
1.811% due 06/25/2047 •		1	1
1.811% due 06/25/2047 ^•		18,504	16,879
1.861% due 03/25/2037 ^•		9,006	8,472
2.111% due 09/25/2037 ~		1,923	1,943
2.541% due 10/25/2046 •		35,677	36,201
2.644% due 09/25/2047 ~		26,114	22,578
2.970% due 07/25/2036 •		29,810	27,058
Towd Point HE Trust 0.918% due 02/25/2063 ~		2,958	2,947
Towd Point Mortgage Funding PLC 0.950% due 05/20/2045 •	GBP	15,314	20,785
Trinity Square PLC 0.900% due 07/15/2059 •		163,846	222,557
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	7,819
4.313% due 05/15/2051		10,000	11,226
UWM Mortgage Trust
1.000% due 11/25/2051 •		2,375	2,371
2.500% due 11/25/2051 ~		223,371	223,306
2.500% due 12/25/2051 ~		98,142	98,108
3.000% due 01/25/2052 ~		70,250	71,479
VASA Trust 1.010% due 07/15/2039 •		2,900	2,892

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

VMC Finance LLC
1.204% due 06/16/2036 •		26,514	26,510
1.209% due 09/15/2036 •		1,574	1,575
Wachovia Mortgage Loan Trust LLC
2.145% due 10/20/2035 ~		3	3
2.206% due 10/20/2035 ~		199	195
2.593% due 03/20/2037 ^~		288	271
2.823% due 08/20/2035 ^~		1,031	1,037
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •		277	283
0.682% due 07/25/2045 •		151	150
0.842% due 04/25/2047 •		7,004	6,767
0.843% due 11/25/2034 •		428	415
0.852% due 05/25/2047 •		8,349	8,132
0.922% due 11/25/2045 •		171	169
0.922% due 12/25/2045 •		151	148
1.082% due 08/25/2046 •		70	71
1.083% due 11/25/2034 •		208	201
1.475% due 07/25/2047 ^•		2,369	2,240
1.482% due 06/25/2042 •		197	197
1.725% due 05/25/2046 •		212	209
1.725% due 10/25/2046 •		5,704	5,596
1.725% due 12/25/2046 •		5,494	5,371
2.020% due 08/25/2035 ~		132	130
2.368% due 09/25/2033 ~		28	28
2.515% due 09/25/2033 ~		318	319
2.559% due 11/25/2036 ^~		14	14
2.573% due 01/25/2033 ~		65	68
2.644% due 12/25/2035 ~		5,689	5,803
2.702% due 08/25/2034 ~		122	126
2.704% due 12/25/2036 ^~		39	39
2.725% due 03/25/2035 ~		672	697
2.737% due 04/25/2037 ^~		1,595	1,591
2.779% due 05/25/2037 ^~		64	59
2.805% due 08/25/2036 ~		6,114	5,753
2.829% due 05/25/2035 ~		10,097	10,611
2.831% due 04/25/2035 ~		2,159	2,181
2.833% due 10/25/2035 ~		354	359
2.833% due 03/25/2037 ~		10,988	10,884
2.864% due 09/25/2036 ^~		3,112	3,118
2.873% due 08/25/2036 ^~		97	94
2.878% due 02/25/2037 ^~		3,104	2,949
2.889% due 05/25/2037 ^~		886	886
2.916% due 08/25/2046 ^~		4,817	4,751
2.922% due 09/25/2035 ~		6,554	6,589
2.927% due 12/25/2035 ~		1,146	1,169
2.991% due 12/25/2036 ^~		4,853	4,873
3.014% due 04/25/2037 ^~		546	541
3.051% due 02/25/2037 ^~		4,510	4,574
3.070% due 12/25/2036 ^~		6,041	6,003
3.076% due 02/25/2037 ^~		8,240	8,209
3.109% due 07/25/2037 ^~		180	183
3.145% due 08/25/2036 ^~		809	817
3.179% due 03/25/2036 ^~		9,352	9,523
3.396% due 01/25/2036 ^~		3,182	3,288
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	4	7,193
0.998% due 12/21/2049 •		154,182	209,171
1.698% due 12/21/2049 •		23,296	31,654
2.198% due 12/21/2049 •		11,648	15,836
2.698% due 12/21/2049 •		6,656	9,042
3.198% due 12/21/2049 •		6,656	9,019
Washington Mutual Mortgage Pass-Through Certificates Trust
0.262% due 02/25/2037 ^•		$9,304	8,446
0.552% due 04/25/2035 •		4,667	3,815
1.052% due 05/25/2046 ^•		2,768	2,421
1.770% due 02/25/2031 ~		1	1
2.259% due 05/25/2033 ~		95	96
3.226% due 06/25/2033 ~		876	936
4.142% due 09/25/2036 ^þ		3,066	1,230
5.500% due 11/25/2035 ^		411	422
5.500% due 06/25/2037 ^		608	610
6.000% due 04/25/2036 ^		1,334	1,343
6.768% due 07/25/2036 þ		1,224	422
6.949% due 07/25/2036 ^þ		2,091	721
Wells Fargo Alternative Loan Trust 2.598% due 07/25/2037 ^~		771	713
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	9,779
3.311% due 06/15/2052		8,800	9,488
3.472% due 11/15/2050		10,070	10,860
3.615% due 12/15/2049		11,561	12,124
4.023% due 03/15/2052		33,712	37,829
4.442% due 09/15/2061		4,000	4,565

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
2.604% due 07/25/2034 ~		4	4
2.697% due 03/25/2036 ~		38	35
2.793% due 04/25/2036 ~		842	825
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	6,693

Total Non-Agency Mortgage-Backed Securities (Cost $8,527,805)			8,562,224

ASSET-BACKED SECURITIES 11.4%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		11,714	11,734
Aames Mortgage Investment Trust 0.883% due 10/25/2035 •		2,708	2,710
Accredited Mortgage Loan Trust 0.972% due 01/25/2035 •		515	503
ACE Securities Corp. Home Equity Loan Trust
0.212% due 12/25/2036 •		5,552	1,973
0.222% due 10/25/2036 •		10	5
0.262% due 08/25/2036 ^•		4,825	1,476
0.302% due 12/25/2036 •		21,407	7,775
0.322% due 08/25/2036 ^•		6,200	1,933
0.762% due 11/25/2035 •		4,385	4,439
0.927% due 12/25/2045 ^•		3,869	3,423
1.032% due 02/25/2036 ^•		1,806	1,787
1.077% due 11/25/2033 •		1,367	1,366
1.077% due 12/25/2034 •		232	227
1.077% due 07/25/2035 •		1,340	1,342
1.152% due 08/25/2045 •		1,453	1,447
1.902% due 10/25/2032 •		364	379
ACREC Ltd. 1.254% due 10/16/2036 •		24,000	23,968
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	4,800	5,463
Aegis Asset-Backed Securities Trust
0.747% due 12/25/2035 •		$3,300	3,261
0.822% due 06/25/2035 •		3,766	3,697
American Money Management Corp. CLO Ltd.
0.992% due 04/17/2029 •		35,514	35,479
1.096% due 11/10/2030 •		25,800	25,893
1.107% due 04/14/2029 •		1,859	1,859
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.882% due 05/25/2034 •		966	967
0.972% due 07/25/2034 •		162	162
3.477% due 11/25/2032 ^•		2,815	2,873
4.022% due 05/25/2034 ^þ		686	693
Amortizing Residential Collateral Trust 1.137% due 07/25/2032 •		30	30
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		81,515	81,495
1.264% due 07/15/2032 •		7,900	7,932
1.268% due 07/22/2032 •		18,800	18,876
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		18,936	18,889
Apidos CLO
1.022% due 07/18/2029 •		31,000	30,981
1.052% due 07/17/2030 •		55,500	55,431
Apres Static CLO Ltd. 1.194% due 10/15/2028 •		20,683	20,693
Arbor Realty Commercial Real Estate Notes Ltd. 1.440% due 11/15/2036 •		71,750	71,896
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		27,970	27,977
Ares CLO Ltd.
0.990% due 01/15/2029 •		32,850	32,785
1.174% due 01/15/2032 •		26,900	26,881
1.178% due 04/22/2031 •		31,900	31,875
Ares European CLO 0.660% due 10/15/2030 •	EUR	22,300	25,365
Ares European CLO DAC
0.780% due 10/15/2031 •		28,550	32,512
0.850% due 04/20/2032 •		17,100	19,461
Argent Securities Trust
0.212% due 09/25/2036 •		$4,184	1,812
0.252% due 09/25/2036 •		21,601	9,430
0.402% due 06/25/2036 •		18,852	7,209
0.482% due 03/25/2036 •		5,960	4,203
0.642% due 05/25/2036 •		23,915	8,733
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.742% due 01/25/2036 •		10,118	9,903
1.227% due 11/25/2034 •		3,522	3,541
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	29,700	33,752
Asset-Backed Funding Certificates Trust
0.962% due 12/25/2030 •		$593	588

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

1.152% due 03/25/2034 ^•		1,515	1,502
1.197% due 05/25/2032 •		272	274
Asset-Backed Securities Corp. Home Equity Loan Trust
0.182% due 05/25/2037 •		170	137
0.777% due 11/25/2035 •		986	986
0.862% due 10/25/2034 •		1	1
1.460% due 04/15/2033 •		1,074	1,069
3.335% due 08/15/2032 •		4,842	4,889
Assurant CLO Ltd. 1.172% due 10/20/2031 •		36,000	35,937
Atlas Senior Loan Fund Ltd. 1.272% due 01/16/2030 •		21,350	21,360
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	20,000	22,730
BDS Ltd. 1.450% due 12/18/2036 •		$17,500	17,522
Bear Stearns Asset-Backed Securities Trust
0.272% due 12/25/2036 ^•		2,886	3,412
0.302% due 12/25/2036 •		1,822	1,822
0.342% due 06/25/2047 •		3,893	3,877
0.442% due 05/25/2036 ^•		438	437
0.502% due 11/25/2034 ^•		947	870
0.702% due 02/25/2036 •		5,083	5,078
0.742% due 12/25/2034 •		2	2
0.762% due 10/25/2032 •		507	506
0.902% due 10/27/2032 •		586	583
1.002% due 12/25/2042 •		27	27
1.077% due 08/25/2035 •		237	237
1.102% due 10/25/2037 •		43	43
1.102% due 11/25/2042 •		98	97
1.152% due 08/25/2037 •		4,717	4,584
1.227% due 02/25/2035 •		2,217	2,220
2.042% due 06/25/2035 •		7,306	7,371
2.691% due 07/25/2036 ~		40	41
2.743% due 10/25/2036 ~		688	454
2.920% due 06/25/2043 ~		287	291
5.500% due 01/25/2034 þ		19	19
Benefit Street Partners CLO Ltd.
1.074% due 10/15/2030 •		7,800	7,791
1.152% due 01/17/2032 •		16,850	16,869
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		50,600	50,582
Black Diamond CLO DAC 0.980% due 05/15/2032 •	EUR	8,400	9,575
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •		1,500	1,709
Blackrock European CLO DAC 0.620% due 10/15/2031 •		20,700	23,474
BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		18,500	21,037
0.910% due 01/15/2033 •		10,150	11,566
1.050% due 01/15/2031		500	567
BNPP AM Euro CLO
0.600% due 04/15/2031 •		3,100	3,516
0.820% due 07/22/2032 •		17,330	19,700
Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,139
Brightspire Capital Ltd. 1.254% due 08/19/2038 •		$9,600	9,565
BSPDF Issuer Ltd. 1.310% due 10/15/2036 •		10,300	10,291
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	12,900	14,675
0.780% due 10/15/2031 •		26,200	29,888
Carlyle Euro CLO DAC
0.630% due 08/15/2030 •		1,199	1,366
0.700% due 01/15/2031 •		32,400	36,831
Carlyle Global Market Strategies CLO Ltd.
1.105% due 08/14/2030 •		$92,033	91,964
1.136% due 07/28/2028 •		1,261	1,262
1.208% due 04/22/2032 •		1,700	1,698
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	25,400	28,876
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		$30,000	29,978
Carrington Mortgage Loan Trust
0.262% due 10/25/2036 •		3,704	3,435
0.352% due 10/25/2036 •		4,339	4,058
0.362% due 02/25/2037 •		45,612	44,860
1.252% due 10/20/2029 •		47,150	47,137
Catamaran CLO Ltd. 1.228% due 04/22/2030 •		18,903	18,831
CDC Mortgage Capital Trust 0.897% due 07/25/2034 •		736	756

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Chase Funding Trust
0.652% due 02/25/2033 •	41	40
0.742% due 08/25/2032 •	444	433
0.762% due 11/25/2032 •	7	7
CIFC Funding Ltd. 1.074% due 10/24/2030 •	75,950	75,836
CIT Group Home Equity Loan Trust 1.280% due 09/25/2030 •	878	877
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •	6,479	6,514
Citigroup Mortgage Loan Trust
0.242% due 12/25/2036 •	111	110
0.262% due 12/25/2036 •	9,394	6,295
0.272% due 07/25/2045 •	8,132	7,037
0.292% due 05/25/2037 •	10,014	8,149
0.362% due 07/25/2045 •	3,785	3,313
0.372% due 05/25/2037 •	12,440	12,374
0.493% due 01/25/2037 •	1,451	1,461
0.602% due 08/25/2036 •	15,273	15,110
0.777% due 11/25/2045 •	676	676
4.397% due 10/25/2037 þ	2,036	2,087
5.764% due 01/25/2037 ^þ	909	576
6.851% due 05/25/2036 ^þ	2,313	1,132
Citigroup Mortgage Loan Trust, Inc. 0.837% due 09/25/2035 ^•	5,675	5,689
CLNC Ltd. 1.414% due 08/20/2035 •	44,100	44,122
Commonbond Student Loan Trust 2.550% due 05/25/2041	3,029	3,070
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	184	192
Countrywide Asset-Backed Certificates
0.242% due 01/25/2037 •	2,350	2,337
0.242% due 07/25/2037 ^•	2,484	2,449
0.242% due 08/25/2037 ^•	12,198	11,561
0.242% due 08/25/2037 •	326	324
0.252% due 05/25/2037 •	273	273
0.262% due 12/25/2035 ^•	169	169
0.282% due 11/25/2047 ^•	1,852	1,834
0.322% due 09/25/2037 ^•	1,841	1,905
0.322% due 09/25/2047 ^•	18,512	18,079
0.332% due 10/25/2047 •	3,307	3,284
0.502% due 08/25/2034 •	433	425
0.542% due 03/25/2036 •	2,600	2,583
0.682% due 08/25/2036 •	1,712	1,712
0.688% due 06/25/2036 •	2,600	2,563
0.762% due 04/25/2036 •	1,265	1,266
0.782% due 12/25/2036 ^•	382	325
0.837% due 02/25/2036 •	900	900
0.842% due 05/25/2032 •	11	11
4.447% due 10/25/2046 ^~	3	5
4.628% due 10/25/2032 ^~	2,742	2,719
Countrywide Asset-Backed Certificates Trust
0.242% due 02/25/2037 •	8,120	7,876
0.242% due 03/25/2037 •	3,188	3,097
0.262% due 03/25/2037 •	519	519
0.262% due 09/25/2046 •	635	634
0.292% due 06/25/2047 •	404	404
0.562% due 05/25/2036 •	13,896	13,895
0.793% due 05/25/2036 •	94	94
0.897% due 02/25/2036 •	1,361	1,362
1.062% due 02/25/2036 •	9,944	9,957
1.442% due 04/25/2035 •	2,505	2,509
4.333% due 12/25/2034 ~	493	496
4.693% due 10/25/2035 ~	1	1
4.740% due 10/25/2035 ~	1	1
5.583% due 08/25/2035 ~	17,821	18,122
5.859% due 10/25/2046 ^~	1,707	1,748
Countrywide Asset-Backed Certificates Trust, Inc.
0.602% due 10/25/2034 •	1,658	1,623
0.842% due 12/25/2034 •	1,658	1,639
0.902% due 08/25/2047 •	6,473	6,463
1.002% due 11/25/2034 •	197	194
Credit Suisse First Boston Mortgage Securities Corp.
0.842% due 08/25/2032 •	1,511	1,494
1.752% due 05/25/2043 •	212	212
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)	95	95
3.108% due 02/25/2056 ~	446,506	436,844
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •	270	215
1.202% due 04/25/2032 •	8	8
6.780% due 05/25/2035 þ	951	970
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.307% due 03/25/2037 ^þ	4,960	2,557

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust
0.162% due 11/25/2036 •		90	54
0.252% due 11/25/2036 •		8,710	5,342
0.342% due 04/25/2037 •		787	603
Crestline Denali CLO Ltd.
1.162% due 04/20/2030 •		45,600	45,611
1.264% due 10/23/2031 •		42,440	42,443
Crown City CLO 1.512% due 01/20/2032 •		2,700	2,704
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,428	457
6.220% due 09/25/2036 ^þ		1,877	878
6.672% due 06/25/2036 ^þ		1,628	597
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	5,035	5,708
0.650% due 10/15/2031 •		44,525	50,525
0.780% due 08/15/2032 •		2,700	3,076
Delta Funding Home Equity Loan Trust 0.930% due 09/15/2029 •		$127	126
Driver Australia Trust 0.947% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	1,842	1,341
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	37,675	42,793
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		24,200	27,349
Dryden Senior Loan Fund 1.104% due 04/15/2028 •		$12,500	12,495
Elevation CLO Ltd. 1.080% due 10/25/2030 •		64,900	64,802
EMC Mortgage Loan Trust 0.842% due 05/25/2040 •		17	17
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		24	24
EquiFirst Mortgage Loan Trust 0.852% due 01/25/2034 •		14	14
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	26,575	30,098
Evergreen Credit Card Trust 1.900% due 09/16/2024		$28,300	28,591
Fieldstone Mortgage Investment Trust
0.412% due 11/25/2036 •		8,935	6,447
0.482% due 05/25/2036 •		7,623	6,379
Finance America Mortgage Loan Trust 1.002% due 08/25/2034 •		290	287
First Franklin Mortgage Loan Trust
0.412% due 10/25/2036 •		6,000	5,323
0.422% due 04/25/2036 •		2,660	2,617
0.582% due 08/25/2036 •		3,093	3,048
0.582% due 10/25/2036 •		4,068	3,327
0.777% due 11/25/2036 •		948	949
0.837% due 07/25/2035 •		265	265
1.302% due 01/25/2035 •		2,690	2,704
1.527% due 10/25/2034 •		945	953
First NLC Trust
0.242% due 08/25/2037 •		2,726	1,778
0.382% due 08/25/2037 •		2,829	1,885
0.552% due 05/25/2035 •		1,214	1,172
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024		53,200	53,473
Fremont Home Loan Trust
0.162% due 01/25/2037 •		30	17
0.202% due 08/25/2036 •		380	164
0.232% due 11/25/2036 •		40,011	19,374
0.252% due 01/25/2037 •		13,216	7,585
0.262% due 08/25/2036 •		7,793	3,393
0.442% due 02/25/2037 •		46,643	23,374
0.582% due 02/25/2037 •		17,713	9,026
0.602% due 05/25/2036 •		11,442	8,773
0.642% due 04/25/2036 •		3,100	2,931
0.762% due 01/25/2036 •		12,610	12,497
0.837% due 07/25/2035 •		561	561
1.032% due 07/25/2034 •		104	104
1.167% due 06/25/2035 •		6,029	6,037
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		42,700	42,640
Gallatin CLO Ltd. 1.177% due 07/15/2031 •		23,550	23,550
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	97,648	75,338
GE-WMC Mortgage Securities Trust 0.182% due 08/25/2036 •		$5	3
GLS Auto Receivables Issuer Trust 1.580% due 08/15/2024		2,646	2,653
GMAC Mortgage Corp. Home Equity Loan Trust 7.000% due 09/25/2037 ~		18	18

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	2,000	2,279
GoldenTree Loan Management U.S. CLO Ltd.
1.034% due 11/20/2030 •		$66,850	66,750
1.472% due 01/20/2033 •		53,650	53,610
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		10,112	9,968
GSAA Home Equity Trust
0.242% due 03/25/2036 •		45	20
0.302% due 03/25/2037 •		555	210
0.342% due 04/25/2047 •		1,994	1,940
0.342% due 05/25/2047 •		3,414	2,523
0.442% due 09/25/2036 •		9,065	2,783
0.462% due 05/25/2036 •		14,013	4,555
0.462% due 07/25/2037 •		812	810
0.702% due 03/25/2037 •		2,050	1,087
0.702% due 05/25/2047 •		195	151
1.002% due 08/25/2037 •		1,333	1,337
3.009% due 03/25/2036 ~		4,814	2,556
GSAMP Trust
0.192% due 01/25/2037 •		3,058	2,234
0.222% due 12/25/2036 •		6,027	3,867
0.282% due 11/25/2035 •		371	55
0.342% due 08/25/2036 •		1,774	1,623
0.422% due 05/25/2046 •		246	246
0.582% due 06/25/2036 •		4,215	3,025
0.642% due 04/25/2036 •		3,794	3,029
1.152% due 06/25/2034 •		453	450
1.422% due 12/25/2034 ^•		1,138	1,024
1.752% due 10/25/2034 •		144	147
1.977% due 03/25/2034 ^•		2,483	2,195
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	27,800	31,492
0.650% due 06/26/2030 •		21,900	24,886
0.680% due 10/20/2031 •		35,000	39,781
0.760% due 07/15/2031 •		29,100	33,013
0.850% due 01/15/2032 •		11,400	12,958
1.040% due 07/15/2031		3,300	3,724
Home Equity Asset Trust
0.702% due 11/25/2032 •		$154	148
1.197% due 05/25/2035 •		1,767	1,768
Home Equity Loan Trust 0.332% due 04/25/2037 •		5,917	5,811
Home Equity Mortgage Loan Asset-Backed Trust
0.222% due 04/25/2037 •		1,092	888
0.312% due 04/25/2037 •		3,512	2,892
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		99	37
HSI Asset Securitization Corp. Trust
0.202% due 10/25/2036 •		150	77
0.322% due 12/25/2036 •		520	200
0.442% due 12/25/2036 •		4,735	1,816
0.882% due 11/25/2035 •		3,253	3,254
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~		10	9
7.310% due 11/20/2028		7	7
7.520% due 08/20/2028		7	7
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 0.962% due 10/25/2033 •		309	308
IXIS Real Estate Capital Trust 0.732% due 02/25/2036 •		457	469
Jamestown CLO Ltd. 1.464% due 04/15/2033 •		12,400	12,411
JP Morgan Mortgage Acquisition Corp. 0.717% due 10/25/2035 ^•		3,604	3,605
JP Morgan Mortgage Acquisition Trust
0.262% due 08/25/2036 •		208	120
0.292% due 03/25/2047 •		11,183	11,142
0.322% due 08/25/2036 •		24	19
0.342% due 08/25/2036 •		1,954	1,943
0.362% due 03/25/2037 •		3,336	3,316
0.422% due 07/25/2036 ^•		5,720	2,084
0.623% due 07/25/2036 •		4,377	4,350
0.642% due 04/25/2036 •		805	806
6.337% due 08/25/2036 ^þ		1,760	1,370
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	10,400	11,786
0.610% due 04/15/2030 •		2,150	2,444
0.650% due 04/15/2031 •		31,950	36,349
KKR CLO Ltd.
1.062% due 07/18/2030 •		$20,625	20,627
1.074% due 07/15/2030 •		64,777	64,697
Laurelin DAC 0.720% due 10/20/2031 •	EUR	33,200	37,763

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

LCCM Trust
1.310% due 12/13/2038 •		$20,200	20,161
1.550% due 11/15/2038 •		37,941	37,963
LCM LP
1.086% due 07/19/2027 •		24,944	24,944
1.132% due 07/20/2030 •		33,200	33,113
1.172% due 10/20/2027 •		7,179	7,182
1.212% due 04/20/2031 •		18,750	18,745
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		455,153	3,293
0.000% due 07/25/2057 (h)		389	388
0.000% due 07/25/2057 ~		124,747	125,883
0.000% due 01/25/2058 ~		70	70
1.437% due 02/25/2058 ~		15,577	15,866
3.049% due 12/25/2056 ~		455,153	441,935
3.752% due 12/26/2057 ~		361,295	374,101
4.000% due 02/25/2058 ~		37,967	38,964
4.092% due 01/25/2058 ~		32,599	33,006
4.250% due 02/25/2058 ~		15,577	16,438
4.500% due 02/25/2058 ~		15,577	16,480
Lehman ABS Mortgage Loan Trust
0.192% due 06/25/2037 •		5,651	4,648
0.302% due 06/25/2037 •		3,051	2,542
LMREC LLC 1.152% due 04/22/2037 •		27,200	27,190
LoanCore Issuer Ltd.
1.240% due 05/15/2028 •		5,026	5,028
1.410% due 11/15/2038 •		80,900	80,952
Long Beach Mortgage Loan Trust
0.262% due 12/25/2036 •		22,198	17,435
0.462% due 03/25/2046 •		2,142	1,933
0.622% due 08/25/2045 •		5,882	5,850
0.662% due 10/25/2034 •		11	11
0.862% due 08/25/2045 •		122	122
1.152% due 06/25/2035 •		8,213	8,239
1.377% due 02/25/2035 •		4,236	4,247
Lument Finance Trust, Inc. 1.280% due 06/15/2039 •		86,800	86,600
M360 Ltd. 1.604% due 11/22/2038 •		35,125	35,100
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •	EUR	4,200	4,747
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •		14,500	16,508
Magnetite Ltd. 1.023% due 11/15/2028 •		$11,650	11,638
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	19,300	21,974
Marble Point CLO Ltd. 1.164% due 10/15/2030 •		$51,300	51,300
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		922	921
MASTR Asset-Backed Securities Trust
0.152% due 01/25/2037 •		91	35
0.342% due 10/25/2036 •		5,034	4,825
0.402% due 08/25/2036 •		4,625	2,371
0.582% due 03/25/2036 •		6,516	5,262
0.852% due 10/25/2035 ^•		8,299	8,463
1.032% due 06/25/2035 •		8,620	8,630
5.971% due 11/25/2035 þ		201	181
6.219% due 02/25/2036 þ		322	311
Merrill Lynch First Franklin Mortgage Loan Trust 0.272% due 04/25/2037 •		2,544	1,351
Merrill Lynch Mortgage Investors Trust
0.222% due 11/25/2037 •		1,684	786
0.322% due 08/25/2037 •		8,425	5,422
0.342% due 02/25/2037 •		952	402
0.362% due 03/25/2037 •		35,957	33,868
0.402% due 08/25/2037 •		35,281	22,902
0.402% due 11/25/2037 •		11,994	5,757
0.422% due 03/25/2037 •		9,642	9,121
0.552% due 02/25/2047 •		17,464	12,675
0.582% due 08/25/2037 •		1,764	1,167
0.612% due 04/25/2037 •		2,825	1,961
MESA Trust 0.892% due 12/25/2031 •		174	174
MF1 Ltd.
1.188% due 10/16/2036 •		53,000	52,836
1.208% due 07/16/2036 •		5,500	5,485
1.864% due 11/15/2035 •		56,900	57,190
Mid-State Capital Corp. Trust 6.005% due 08/15/2037		95	99
MidOcean Credit CLO
1.210% due 02/20/2031 •		46,700	46,694
1.229% due 01/29/2030 •		53,094	53,076

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

MKS CLO Ltd. 1.132% due 07/20/2030 •		14,000	14,003
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 12/25/2036 •		2,551	1,680
0.162% due 05/25/2037 •		1,032	945
0.192% due 01/25/2037 •		5,591	3,371
0.202% due 07/25/2036 •		143	72
0.202% due 11/25/2036 •		1,435	1,048
0.212% due 03/25/2037 •		6,568	3,715
0.242% due 11/25/2036 •		14,426	8,788
0.242% due 05/25/2037 •		4,369	3,821
0.252% due 10/25/2036 •		13,179	8,529
0.252% due 11/25/2036 •		15,878	11,662
0.252% due 12/25/2036 •		2,057	1,368
0.262% due 09/25/2036 •		3,857	2,202
0.282% due 03/25/2037 •		25,307	14,434
0.302% due 02/25/2037 •		2,146	1,282
0.317% due 03/25/2037 •		9,676	5,166
0.332% due 10/25/2036 •		1,576	1,031
0.332% due 11/25/2036 •		14,290	10,588
0.352% due 08/25/2036 •		15,339	9,667
0.352% due 12/25/2036 •		8,923	5,997
0.352% due 05/25/2037 •		1,850	1,717
0.362% due 02/25/2037 •		909	547
0.402% due 06/25/2036 •		6,790	4,470
0.402% due 09/25/2036 •		16,319	7,775
0.442% due 03/25/2037 •		3,265	1,898
0.462% due 02/25/2037 •		4,033	1,805
0.747% due 09/25/2035 •		538	539
0.837% due 07/25/2035 •		6,100	6,102
1.032% due 11/25/2034 •		5,086	5,086
1.102% due 03/25/2033 •		660	663
1.122% due 08/25/2034 •		119	119
Morgan Stanley Dean Witter Capital, Inc. Trust
1.377% due 09/25/2032 •		766	768
1.452% due 02/25/2033 •		546	547
Morgan Stanley Home Equity Loan Trust
0.202% due 12/25/2036 •		15,275	9,444
0.422% due 04/25/2036 •		5,051	4,154
Morgan Stanley IXIS Real Estate Capital Trust
0.152% due 11/25/2036 •		5	2
0.402% due 07/25/2036 •		8,831	4,659
0.562% due 07/25/2036 •		27,080	14,570
Morgan Stanley Mortgage Loan Trust
0.262% due 11/25/2036 •		3,504	1,323
0.342% due 04/25/2037 •		5,203	2,024
0.562% due 02/25/2037 •		491	178
0.822% due 04/25/2037 •		2,521	1,026
1.496% due 11/25/2036 ^•		1,771	878
5.577% due 10/25/2046 ^þ		2,563	938
5.750% due 04/25/2037 ^~		646	416
6.000% due 02/25/2037 ^~		435	335
6.226% due 10/25/2036 ^þ		1,144	480
MP CLO Ltd. 1.012% due 10/18/2028 •		63,087	63,166
Navient Private Education Loan Trust 3.610% due 12/15/2059		6,818	7,040
Nelnet Student Loan Trust 0.703% due 03/25/2030 •		3,043	3,058
New Century Home Equity Loan Trust
0.777% due 03/25/2035 •		3,004	3,013
0.822% due 10/25/2035 •		1,832	1,823
0.882% due 03/25/2035 •		509	507
0.987% due 05/25/2034 •		863	860
3.102% due 01/25/2033 ^•		1,936	1,822
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.432% due 10/25/2036 ^•		21,721	5,926
0.502% due 02/25/2037 ^•		1,959	707
0.837% due 05/25/2035 •		509	509
6.032% due 10/25/2036 ^þ		2,809	994
NovaStar Mortgage Funding Trust
0.202% due 01/25/2037 •		3,909	1,720
0.252% due 03/25/2037 •		4,133	2,016
0.282% due 03/25/2037 •		3,422	1,677
0.312% due 01/25/2037 •		17,584	7,901
0.402% due 09/25/2036 •		15,053	8,629
0.403% due 06/25/2036 •		1,952	1,657
0.442% due 11/25/2036 •		9,354	4,105
0.602% due 10/25/2036 •		4,716	3,930
0.812% due 12/25/2033 •		315	313
0.928% due 06/25/2034 •		34	34
1.977% due 03/25/2035 •		8,716	8,755
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	58,100	65,903

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		3,624	4,129
Oaktree CLO Ltd. 1.238% due 04/22/2030 •		$22,381	22,383
Ocean Trails CLO 0.924% due 07/15/2028 •		13,246	13,244
OCP CLO Ltd. 1.252% due 07/20/2029 •		7,350	7,352
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	34,700	39,173
Octagon Investment Partners Ltd. 1.156% due 02/14/2031 •		$9,800	9,790
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		1,919	1,920
Option One Mortgage Loan Trust
0.202% due 01/25/2037 •		10,035	7,129
0.242% due 01/25/2037 •		22,590	16,159
0.242% due 02/25/2037 •		8,418	5,488
0.272% due 05/25/2037 •		3,852	2,596
0.282% due 04/25/2037 •		6,892	4,370
0.322% due 01/25/2037 •		8,495	6,160
0.322% due 04/25/2037 •		19,669	16,356
0.342% due 04/25/2037 •		2,900	2,040
0.352% due 03/25/2037 •		1,317	842
0.352% due 07/25/2037 •		2,865	2,516
0.432% due 04/25/2037 •		2,222	1,416
0.642% due 01/25/2036 •		6,600	6,518
Option One Mortgage Loan Trust Asset-Backed Certificates
0.792% due 11/25/2035 •		18,498	18,401
0.957% due 10/25/2032 •		1,948	1,967
OSD CLO Ltd. 0.877% due 04/17/2031 •		34,500	34,500
Ownit Mortgage Loan Trust 1.002% due 10/25/2036 ^•		2,344	2,445
OZLM Ltd.
1.185% due 05/16/2030 •		12,550	12,549
1.194% due 10/17/2029 •		42,550	42,550
1.232% due 10/20/2031 •		7,909	7,910
1.274% due 07/20/2032 •		38,000	38,024
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	18,800	21,381
0.780% due 04/15/2031 •		37,100	42,316
Palmer Square Loan Funding Ltd.
0.928% due 10/15/2029 •		$39,950	39,967
0.960% due 02/20/2028 •		6,962	6,959
0.971% due 07/20/2029 •		125,000	124,910
1.102% due 04/20/2027 •		2,317	2,318
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.902% due 12/25/2034 •		13,859	13,971
People's Choice Home Loan Securities Trust
1.037% due 05/25/2035 ^•		5,745	5,609
1.442% due 01/25/2035 •		2,695	2,698
People's Financial Realty Mortgage Securities Trust 0.242% due 09/25/2036 •		19,283	7,160
Popular ABS Mortgage Pass-Through Trust
0.312% due 01/25/2037 •		4,214	4,166
1.047% due 06/25/2035 •		2,240	2,238
RAAC Trust
0.453% due 11/25/2046 •		8,163	7,985
0.612% due 02/25/2036 •		849	847
0.643% due 05/25/2036 •		585	583
0.702% due 06/25/2044 •		1,280	1,179
Rad CLO Ltd. 1.321% due 07/24/2032 •		67,600	67,600
Renaissance Home Equity Loan Trust
0.802% due 08/25/2032 •		104	102
0.822% due 11/25/2034 •		272	265
0.972% due 08/25/2033 •		48	47
5.893% due 06/25/2037 ^þ		8,030	3,300
5.906% due 06/25/2037 þ		8,997	3,706
Residential Asset Mortgage Products Trust
0.682% due 02/25/2036 •		1,176	1,174
0.702% due 03/25/2036 •		10,844	10,762
0.742% due 01/25/2036 •		3,378	3,307
2.642% due 12/25/2034 •		873	878
Residential Asset Securities Corp. Trust
0.342% due 10/25/2036 •		1,606	1,582
0.362% due 11/25/2036 •		5,737	5,460
0.402% due 08/25/2036 •		73	73
0.442% due 11/25/2036 •		2,284	2,205
0.537% due 06/25/2036 •		15,863	15,476
0.662% due 04/25/2036 •		2,348	2,331
0.682% due 06/25/2033 •		978	937
0.717% due 03/25/2036 •		1,200	1,181
0.987% due 09/25/2035 •		1,043	1,044

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

1.197% due 03/25/2035 •		2,803	2,792
Romark CLO Ltd. 1.154% due 10/23/2030 •		42,300	42,311
Saranac CLO Ltd. 1.259% due 08/13/2031 •		27,900	27,904
Saxon Asset Securities Trust 0.272% due 10/25/2046 •		12,279	12,160
SBA Tower Trust 3.869% due 10/15/2049 þ		15,746	16,318
Securitized Asset-Backed Receivables LLC Trust
0.222% due 12/25/2036 ^•		242	79
0.232% due 05/25/2037 ^•		562	496
0.422% due 07/25/2036 •		2,436	1,171
0.582% due 07/25/2036 •		3,133	1,535
0.602% due 03/25/2036 •		10,285	8,241
0.602% due 05/25/2036 •		11,004	7,571
1.062% due 01/25/2036 ^•		2,044	1,903
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	27,200	30,984
SG Mortgage Securities Trust 0.252% due 10/25/2036 •		$16,954	16,453
SLC Student Loan Trust 0.313% due 03/15/2027 •		2,597	2,594
SLM Student Loan Trust
0.244% due 01/25/2027 •		21,461	21,417
0.274% due 10/25/2029 •		7,092	7,066
0.454% due 01/25/2022 •		5,434	5,334
0.673% due 12/15/2027 •		6,154	6,155
0.753% due 12/15/2025 •		7,933	7,933
1.024% due 07/25/2023 •		433	432
1.824% due 07/25/2023 •		690	693
SoFi Alternative Trust 5.184% due 05/16/2050 ~		107,011	112,399
SoFi Professional Loan Program LLC
1.403% due 02/25/2040 •		1,644	1,654
3.020% due 02/25/2040		2,535	2,590
Sound Point CLO Ltd.
1.024% due 01/23/2029 •		74,025	74,022
1.104% due 07/25/2030 •		61,200	61,237
1.182% due 10/20/2028 •		48,919	48,934
1.342% due 07/20/2032 •		27,200	27,193
Soundview Home Loan Trust
0.212% due 01/25/2037 •		3,122	2,704
0.262% due 01/25/2037 •		2,980	2,598
0.282% due 02/25/2037 •		8,566	3,108
0.282% due 08/25/2037 •		1,435	1,414
0.362% due 02/25/2037 •		11,053	4,103
0.662% due 05/25/2036 •		3,711	3,699
0.927% due 06/25/2035 •		41	49
South Carolina Student Loan Corp. 1.171% due 09/03/2024 •		116	117
Specialty Underwriting & Residential Finance Trust
0.202% due 11/25/2037 •		443	317
0.452% due 03/25/2037 •		2,231	1,686
0.702% due 12/25/2036 •		2,583	2,547
1.002% due 06/25/2036 •		17,760	17,699
1.077% due 12/25/2035 •		1,406	1,406
3.661% due 02/25/2037 þ		27,903	14,119
3.661% due 02/25/2037 ^þ		5,956	3,013
Starwood Commercial Mortgage Trust 1.309% due 04/18/2038 •		92,900	92,898
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		28,246	28,258
Stonepeak ABS 2.301% due 02/28/2033		567	562
Stratus CLO Ltd.
1.080% due 12/28/2029 •		17,300	17,300
1.164% due 12/29/2029 •		29,500	29,500
Structured Asset Investment Loan Trust
0.252% due 06/25/2036 •		762	753
0.253% due 09/25/2036 •		7,303	7,212
0.702% due 01/25/2036 •		3,157	3,150
0.802% due 04/25/2033 •		387	385
1.002% due 05/25/2035 •		9,400	9,438
1.032% due 09/25/2034 •		269	269
1.032% due 01/25/2035 •		23,039	23,031
1.102% due 09/25/2034 •		181	180
1.227% due 01/25/2035 •		3,957	3,860
1.302% due 12/25/2034 •		3,121	3,139
1.482% due 04/25/2033 •		129	129
1.677% due 01/25/2035 •		4,313	3,651
1.827% due 01/25/2035 ^•		3,162	1,010
Structured Asset Securities Corp. Mortgage Loan Trust
0.282% due 01/25/2037 •		2,674	1,673
0.352% due 09/25/2036 •		1,380	1,378

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

0.372% due 04/25/2036 •		9,419	9,254
0.552% due 06/25/2035 •		561	562
0.552% due 05/25/2037 •		2,549	2,534
1.102% due 08/25/2037 •		5,159	5,207
2.642% due 12/25/2034 •		838	864
Sunrun Demeter Issuer 2.270% due 01/30/2057		42,700	42,535
Symphony Static CLO Ltd. 0.959% due 10/25/2029 •		28,800	28,786
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		32,000	32,072
TCW CLO Ltd. 1.124% due 04/25/2031 •		30,500	30,454
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •		28,800	28,748
TICP CLO Ltd. 0.972% due 04/20/2028 •		17,176	17,183
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	22,400	25,496
Toro European CLO DAC
0.810% due 02/15/2034 •		16,100	18,330
0.920% due 01/12/2032 •		11,100	12,651
TPG Real Estate Finance Ltd.
1.309% due 03/15/2038 •		$40,400	40,426
1.314% due 10/15/2034 •		49,184	49,219
Triaxx Prime CDO Ltd. 0.354% due 10/02/2039 •		16,257	1,094
Utah State Board of Regents 0.853% due 01/25/2057 •		40,328	39,750
Venture CLO Ltd.
1.004% due 07/15/2027 •		1,324	1,323
1.032% due 10/20/2028 •		23,841	23,847
1.122% due 07/20/2030 •		28,250	28,218
1.146% due 09/07/2030 •		49,545	49,516
1.182% due 07/20/2030 •		9,250	9,251
1.184% due 07/15/2031 •		5,500	5,501
1.232% due 01/20/2029 •		41,300	41,311
1.262% due 04/20/2032 •		20,400	20,372
1.304% due 07/30/2032 •		54,000	54,028
Vibrant CLO Ltd.
1.164% due 06/20/2029 •		46,271	46,237
1.172% due 09/15/2030 •		58,300	58,388
1.240% due 07/20/2032 •		9,000	9,004
1.252% due 07/20/2032 •		27,525	27,527
Voya CLO Ltd.
1.032% due 07/20/2029 •		72,454	72,438
1.072% due 04/17/2030 •		28,900	28,892
1.124% due 10/15/2030 •		23,950	23,953
WaMu Asset-Backed Certificates WaMu Trust 0.352% due 04/25/2037 •		10,654	5,219
Washington Mutual Asset-Backed Certificates Trust 0.162% due 10/25/2036 •		1,532	805
Wellfleet CLO Ltd.
1.022% due 04/20/2029 •		34,581	34,576
1.022% due 07/20/2029 •		5,902	5,895
Z Capital Credit Partners CLO Ltd. 1.072% due 07/16/2027 •		846	847

Total Asset-Backed Securities (Cost $8,113,774)			8,230,796

SOVEREIGN ISSUES 6.1%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (h)	BRL	2,462,107	431,527
0.000% due 07/01/2022 (h)		5,647,726	962,272
0.000% due 10/01/2022 (h)		8,183,897	1,352,182
Chile Government International Bond
1.625% due 01/30/2025	EUR	11,600	13,825
2.450% due 01/31/2031		$43,900	43,736
2.550% due 01/27/2032		7,700	7,700
3.100% due 01/22/2061		19,000	17,602
3.500% due 01/25/2050		10,200	10,581
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		36,700	39,824
3.875% due 04/16/2050		34,300	40,042
Hong Kong Government International Bond 2.500% due 05/28/2024		1,000	1,037
Indonesia Government International Bond 4.200% due 10/15/2050		36,600	41,828
Israel Government International Bond
0.750% due 07/31/2022	ILS	54,900	17,733
2.750% due 07/03/2030		$28,900	30,783
3.250% due 01/17/2028		18,000	19,555
3.800% due 05/13/2060		12,800	14,841
3.875% due 07/03/2050		56,000	65,504
4.125% due 01/17/2048		4,000	4,914

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

5.500% due 01/31/2022	ILS	484,400	156,450
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	24,392
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		$46,600	46,906
3.375% due 09/27/2023		55,800	58,179
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	37,770
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$25,100	26,166
Kuwait International Government Bond 2.750% due 03/20/2022		10,300	10,362
Mexico Government International Bond
1.350% due 09/18/2027	EUR	4,500	5,231
4.750% due 04/27/2032		$7,500	8,497
5.000% due 04/27/2051		26,100	29,676
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	1,370	1,143
6.000% due 03/01/2022		165	121
Paraguay Government International Bond 4.950% due 04/28/2031		$6,500	7,321
Peru Government International Bond
2.392% due 01/23/2026		8,600	8,746
2.783% due 01/23/2031		2,900	2,893
5.350% due 08/12/2040	PEN	87,100	18,702
5.400% due 08/12/2034		64,700	14,837
5.940% due 02/12/2029		612,038	157,391
6.150% due 08/12/2032		140,000	35,309
6.350% due 08/12/2028		709,850	187,433
6.950% due 08/12/2031		41,800	11,266
8.200% due 08/12/2026		339,700	97,293
Poland Government International Bond 4.000% due 01/22/2024		$15	16
Province of Alberta 2.050% due 08/17/2026		6,000	6,180
Province of Ontario 1.550% due 11/01/2029	CAD	11,600	8,966
Province of Quebec 3.500% due 12/01/2022		68,053	55,145
Provincia de Buenos Aires 37.922% due 04/12/2025	ARS	440,953	1,935
Qatar Government International Bond
3.375% due 03/14/2024		$34,200	35,852
3.750% due 04/16/2030		30,300	34,041
3.875% due 04/23/2023		41,330	43,000
4.000% due 03/14/2029		21,100	23,820
4.400% due 04/16/2050		46,200	57,493
4.500% due 01/20/2022		6,000	6,017
4.500% due 04/23/2028		12,200	14,033
5.103% due 04/23/2048		600	813
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	350
Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	17,789
2.050% due 09/23/2036		15,500	16,162
3.125% due 05/15/2027		19,600	23,836
Tokyo Metropolitan Government 2.500% due 06/08/2022		$4,500	4,533

Total Sovereign Issues (Cost $4,653,106)			4,411,551

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108	2
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		9,250	3

Total Common Stocks (Cost $15,194)			5

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.750% due 04/25/2022 •(j)(k)		1,300,000	1,515
CaixaBank S.A.
6.000% due 07/18/2022 •(j)(k)		600,000	702
6.750% due 06/13/2024 •(j)(k)		400,000	507
Charles Schwab Corp.
4.000% due 12/01/2030 •(j)		2,400,000	2,427
5.375% due 06/01/2025 •(j)		7,800,000	8,521

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

CoBank ACB
4.250% due 01/01/2027 •(j)		5,200,000	5,330
6.250% (US0003M + 4.557%) due 10/01/2022 ~(j)		40,000	4,060
Discover Financial Services 6.125% due 06/23/2025 •(j)		24,000,000	26,484
Encina Private Credit LLC		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		13,900,000	14,908
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		9,800,000	10,076

			74,530

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)		22,978,604	599,009

Total Preferred Securities (Cost $691,532)			673,539

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.3%
REPURCHASE AGREEMENTS (m) 7.7%			5,550,904

SHORT-TERM NOTES 0.0%
Monetary Authority of Singapore Bill 0.796% due 01/21/2022 (h)(i)	SGD	6,150	4,563

ISRAEL TREASURY BILLS 1.1%
(0.013)% due 01/05/2022 - 12/07/2022 (g)(h)	ILS	2,482,000	798,280

U.S. TREASURY BILLS 6.9%
0.065% due 01/11/2022 - 06/30/2022 (c)(g)(h)(p)(r)		$4,989,532	4,988,851

U.S. TREASURY CASH MANAGEMENT BILLS 3.6%
0.057% due 03/22/2022 (g)(h)		370,000	369,949
0.057% due 03/15/2022 - 04/19/2022 (g)(h)		2,209,153	2,208,915

			2,578,864

Total Short-Term Instruments (Cost $13,887,090)			13,921,462

Total Investments in Securities (Cost $77,050,589)			77,301,471

		SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short Asset Portfolio		311,117,935	3,103,090
PIMCO Short-Term Floating NAV Portfolio III		1,809,667	17,587

Total Short-Term Instruments (Cost $3,129,765)			3,120,677

Total Investments in Affiliates (Cost $3,129,765)			3,120,677

Total Investments 111.8% (Cost $80,180,354)			$80,422,148
Financial Derivative Instruments (o)(q) (0.1)%(Cost or Premiums, net $297,228)			(115,014)
Other Assets and Liabilities, net (11.6)%			(8,355,924)

Net Assets 100.0%			$71,951,210

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							When-issued security.
(d)							Payment in-kind security.
(e)							Security is not accruing income as of the date of this report.
(f)							Security did not produce income within the last twelve months.
(g)							Coupon represents a weighted average yield to maturity.
(h)							Zero coupon security.
(i)							Coupon represents a yield to maturity.
(j)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)							Contingent convertible security.
(l)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$621,524	$599,009	0.83%
Citigroup, Inc.				2.572	06/03/2031	05/26/2020	39,200	39,582	0.06
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	22,800	22,772	0.03
Deutsche Bank AG				3.035	05/28/2032	07/21/2021	616	605	0.00
Deutsche Bank AG				3.729	01/14/2032	02/01/2021	798	819	0.00
GHH Holdings Ltd.				0.000	12/04/2024	10/10/2018	65,785	65,638	0.09
General Motors Co.				5.400	10/02/2023	05/07/2020	7,796	8,352	0.01
General Motors Co.				6.125	10/01/2025	05/07/2020	7,795	8,968	0.01
Hotel (PL Property) Ltd.				0.000	02/07/2023	07/09/2018	47,700	48,435	0.07
PKY-San Felipe Plaza LP				0.000	12/09/2022	12/05/2018 - 06/11/2021	122,000	122,519	0.17
Pinnacol Assurance				8.625	06/25/2034	06/23/2014	15,000	19,828	0.03
Tawny Funding S.A.				0.000	03/16/2023	08/28/2018	169,051	138,257	0.19

							$1,120,065	$1,074,784	1.49%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	0.040%	01/03/2022	01/04/2022	$50,000	U.S. Treasury Notes 0.750% due 04/30/2026		$(50,975)	$50,000	$50,000
	0.040	12/27/2021	01/03/2022	1,000,000	U.S. Treasury Bonds 2.375% due 11/15/2049		(509,766)	1,000,000	1,000,008
					U.S. Treasury Notes 1.250% due 08/15/2031		(509,451)	0	0
BOS	0.040	01/03/2022	01/04/2022	723,700	U.S. Treasury Notes 1.250% due 12/31/2026		(738,436)	723,700	723,700
	0.040	01/03/2022	01/10/2022	550,000	U.S. Treasury Bonds 2.375% due 05/15/2051		(560,589)	550,000	550,000
BRC	0.040	01/03/2022	01/04/2022	50,000	U.S. Treasury Bonds 4.500% due 05/15/2038		(50,891)	50,000	50,000
FICC	0.000	12/31/2021	01/03/2022	27,722	U.S. Treasury Notes 1.250% due 09/30/2028		(28,276)	27,722	27,722
IND	0.030	12/31/2021	01/03/2022	8,200	U.S. Treasury Bonds 1.875% due 02/15/2051		(8,378)	8,200	8,200
	0.040	12/31/2021	01/03/2022	650,000	U.S. Treasury Bonds 1.250% due 05/15/2050		(153,874)	650,000	650,002
					U.S. Treasury Inflation Protected Securities 0.250% - 0.625% due 01/15/2024 - 02/15/2050		(510,902)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

JPS	0.040	01/03/2022	01/04/2022	139,700	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050	(142,764)	139,700	139,700
0.060	11/5/2023	11/4/2023	146,182	U.S. Treasury Inflation Protected Securities	(152,067)	146,182	146,196
MBC	0.050	12/31/2021	01/04/2022	200,000	U.S. Treasury Notes 0.375% due 07/31/2027	(206,604)	200,000	200,001
MSC	0.040	12/31/2021	01/03/2022	815,400	U.S. Treasury Notes 0.250% - 2.250% due 01/31/2024 - 09/15/2024	(832,073)	815,400	815,403
MSR	0.040	01/03/2022	01/04/2022	1,000,000	U.S. Treasury Notes 0.125% - 2.125% due 12/31/2022	(1,019,403)	1,000,000	1,000,000
TDM	0.040	12/31/2021	01/03/2022	190,000	U.S. Treasury Bonds 3.375% due 05/15/2044 - 11/15/2048	(194,796)	190,000	190,000

Total Repurchase Agreements	$(5,669,245)	$5,550,904	$5,550,932

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	(0.375)%	11/08/2021	01/10/2022	$(5,569)	$(5,566)
(0.375)	12/01/2021	01/28/2022	(1,055)	(1,055)
(0.070)	10/28/2021	01/06/2022	(2,477)	(2,477)
(0.070)	12/01/2021	01/28/2022	(9,655)	(9,655)

Total Reverse Repurchase Agreements	$(18,753)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BCY	0.010%	12/23/2021	01/06/2022	$(5,524)	$(5,524)
0.020	12/23/2021	01/10/2022	(4,584)	(4,584)

Total Sale-Buyback Transactions	$(10,108)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Ginnie Mae, TBA	4.500%	01/01/2052	$78,000	$(82,653)	$(82,393)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	132,600	(135,978)	(134,957)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2037	19,000	(20,036)	(19,954)

Total Short Sales (0.3)%	$(238,667)	$(237,304)

(n)	Securities with an aggregate market value of $31,542 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(61,456) at a weighted average interest rate of (0.116%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - 2-Year Eurodollar Mid-Curve	$98.250	01/14/2022	8,253	$20,633	$(2,877)	$(692)
Put - 2-Year Eurodollar Mid-Curve	98.375	01/14/2022	6,020	15,050	(2,249)	(1,311)

Total Written Options	$(5,126)	$(2,003)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	60,226	$7,285,934	$(5,580)	$4,234	$0
U.S. Treasury 10-Year Note March Futures	03/2022	130,029	16,964,721	92,294	8,127	0

$86,714	$12,361	$0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond March Futures	03/2022	1,558	$(366,712)	$19,289	$603	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	39	(5,711)	(82)	0	(11)
U.S. Treasury 30-Year Bond March Futures	03/2022	4,487	(719,883)	(3,797)	0	(2,524)
United Kingdom Long Gilt March Futures	03/2022	959	(162,127)	557	0	(519)

Total Futures Contracts	$102,681	$12,964	$(3,054)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.186	1,700	(19)	12	(7)	0	0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.679%	$2,300	$444	$(53)	$391	$2	$0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.411	2,500	32	(2)	30	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.510	10,600	(402)	584	182	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.540	5,000	61	31	92	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	9,900	150	19	169	0	(3)
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	1.059	EUR	3,700	(214)	201	(13)	0	(4)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.277	$30,700	226	3	229	2	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.388	1,600	4	1	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	15,900	(2)	91	89	2	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	15,000	(81)	62	(19)	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.405	EUR	7,500	(34)	(164)	(198)	0	(9)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.504	9,000	(59)	(261)	(320)	0	(10)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.588	3,200	(55)	(87)	(142)	0	(3)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.292	$24,800	180	2	182	2	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.816	3,300	(42)	67	25	0	(2)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.659	500	18	(7)	11	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.299	41,100	(1,891)	2,476	585	6	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.360	50,400	(221)	1,037	816	0	(20)
General Electric Co.	1.000	Quarterly	12/20/2024	0.400	25,600	(392)	856	464	4	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	26,100	169	282	451	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	2,900	34	13	47	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	11,030	2,193	(52)	2,141	16	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.076	1,900	(21)	15	(6)	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.257	24,900	186	5	191	2	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.319	900	6	0	6	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.126	EUR	16,200	44	(94)	(50)	9	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.214	6,300	(35)	(8)	(43)	11	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367		89,600	(14,030)	12,786	(1,244)	83	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070		17,300	4,013	(163)	3,850	35	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.124		91,100	(4,454)	4,927	473	6	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.827		20,000	31	212	243	0	(17)
Valeo SA	1.000	Quarterly	06/20/2026	1.221		200	(2)	0	(2)	0	0
Valeo SA	1.000	Quarterly	06/20/2028	1.681		2,800	(135)	2	(133)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.539		$3,300	75	(7)	68	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582		18,100	417	(45)	372	2	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.780		6,800	49	26	75	0	(1)

							$(13,738)	$22,755	$9,017	$184	$(76)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly		12/20/2025		$72,600	$(5,250)	$(1,238)	$(6,488)	$0	$(99)
CDX.HY-36 5-Year Index	(5.000)	Quarterly		06/20/2026		153,100	(14,599)	408	(14,191)	0	(259)

							$(19,849)	$(830)	$(20,679)	$0	$(358)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Asia Ex-Japan 36 5-Year Index	1.000%	Quarterly		12/20/2026		$19,400	$52	$150	$202	$4	$0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	227,500	5,616	1,188	6,804	127	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		35,900	1,075	(5)	1,070	23	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		226,100	6,636	170	6,806	163	0
iTraxx Crossover 36 5-Year Index	5.000	Quarterly		12/20/2026		2,760,530	382,974	(4,284)	378,690	9,184	0

							$396,353	$(2,781)	$393,572	$9,501	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive (6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	1,108,000	$12,108	$20,496	$32,604	$0	$(28,322)
Receive (6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		29,200	1,903	(1,073)	830	0	(758)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	13,126,150	0	(16)	(16)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/16/2022		1,849,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022		15,238,000	0	(19)	(19)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/19/2022		8,679,000	0	(11)	(11)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022		102,077,740	0	(128)	(128)	0	(13)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022		3,837,000	0	(4)	(4)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/22/2022		1,890,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/30/2022		6,560,000	0	(7)	(7)	0	(1)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	05/12/2022		5,690,000	0	(6)	(6)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/18/2022		96,888,000	0	110	110	21	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/20/2022		10,731,600	0	(12)	(12)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027		67,220,000	(3,452)	(5,149)	(8,601)	422	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		96,888,000	2,442	14,760	17,202	0	(784)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		25,172,740	(1,859)	(4,269)	(6,128)	242	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	(6,114)	(6,307)	350	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		1,890,000	1	(1,360)	(1,359)	73	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		6,560,000	409	(4,205)	(3,796)	251	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		5,690,000	11	(3,956)	(3,945)	220	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		10,731,600	37	(6,855)	(6,818)	417	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		9,379,150	75	227	302	698	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.556	Semi-Annual	03/15/2051		3,747,000	(9)	(42)	(51)	280	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		1,849,000	1	138	139	137	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		9,006,000	4,950	(514)	4,436	658	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		6,232,000	5	(97)	(92)	465	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		8,679,000	7	(418)	(411)	649	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		3,837,000	3	(187)	(184)	288	0
Pay (6)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		$6,077,200	1,834	(242)	1,592	0	(918)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	448,020	0	1,229	1,229	1	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		368,800	0	1,007	1,007	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		2,557,300	(16)	7,054	7,038	3	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		712,780	0	1,930	1,930	1	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		1,468,100	(43)	4,081	4,038	2	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		672,000	0	1,813	1,813	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		726,800	0	1,966	1,966	1	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		873,100	0	2,359	2,359	1	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		676,600	0	1,833	1,833	1	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		500	0	1	1	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		95,500	0	254	254	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		139,800	0	371	371	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		261,800	0	(534)	(534)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		6,161,000	(134)	(12,309)	(12,443)	0	(5)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		32,306,900	5,311	(46,252)	(40,941)	0	(18)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022		80,300	0	(166)	(166)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		12,594,700	(3,514)	(18,441)	(21,955)	0	(10)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		234,900	0	(340)	(340)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		648,800	(3)	(889)	(892)	0	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		880,000	0	(547)	(547)	0	(38)
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		3,373,700	0	(1,272)	(1,272)	0	(146)
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		676,645	0	(124)	(124)	0	(29)
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,814,700	0	536	536	0	(78)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		1,213,200	0	677	677	0	(52)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		48,000	0	31	31	0	(2)
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		395,700	0	310	310	0	(17)
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		345,900	0	(638)	(638)	0	(77)
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		1,428,200	0	(2,005)	(2,005)	0	(318)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	266,300	292	(3,187)	(2,895)	181	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023	$1,819,100	(41,118)	118,720	77,602	81	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	JPY	13,126,150	0	(48)	(48)	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/16/2022	1,849,000	0	(5)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	15,238,000	0	(44)	(44)	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/19/2022	8,679,000	0	(24)	(24)	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	102,077,740	0	(286)	(286)	0	(6)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022	3,837,000	0	(7)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	04/22/2022	1,890,000	0	(5)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	04/30/2022	6,560,000	0	(18)	(18)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	05/12/2022	5,690,000	0	(14)	(14)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/18/2022	96,888,000	0	241	241	4	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/20/2022	10,731,600	0	(27)	(27)	0	0

$(20,952)	$58,274	$37,322	$5,448	$(31,606)

Total Swap Agreements	$341,795	$77,430	$419,225	$15,133	$(32,040)

(p)

Securities with an aggregate market value of $1,007,016 and cash of $22,659 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	CAD	400,550	$312,887	$0	$(3,766)
01/2022	$259	CZK	5,571	0	(4)
01/2022	8,446	GBP	6,398	214	0
01/2022	172	TWD	4,759	0	(1)
02/2022	ILS	28	$9	0	0
02/2022	$709	INR	53,901	12	0
02/2022	37	PLN	140	0	(2)
03/2022	ILS	70,430	$22,404	0	(258)
03/2022	MXN	4,077,598	193,908	0	(2,667)
03/2022	$60,325	MXN	1,252,719	67	0
04/2022	PEN	79,424	$18,986	0	(811)
04/2022	$1,279	DKK	8,097	0	(37)
11/2022	PEN	31,864	$7,705	0	(90)
11/2022	$73	ZAR	1,152	0	(3)
BPS	01/2022	AUD	528,322	$373,132	0	(11,250)
01/2022	BRL	1,376,618	244,068	0	(3,081)
01/2022	CLP	40,071,330	47,276	448	(135)
01/2022	PEN	25,582	6,260	8	(154)
01/2022	SGD	6,146	4,500	0	(61)
01/2022	$87,907	AUD	122,860	1,481	0
01/2022	242,471	BRL	1,376,618	4,678	0
01/2022	191,818	CAD	244,353	1,354	0
01/2022	25,578	GBP	19,255	485	0
01/2022	207	IDR	2,992,638	4	0
01/2022	303,912	JPY	34,500,000	0	(3,987)
01/2022	14	RUB	993	0	0
02/2022	MXN	1,791,032	$85,474	0	(1,320)
02/2022	$81,665	BRL	473,423	2,752	0
02/2022	126,578	CLP	100,723,547	0	(9,101)
02/2022	1,254	INR	94,814	14	0
02/2022	623,797	NOK	5,430,655	0	(7,629)
03/2022	38,635	CLP	32,817,036	0	(537)
04/2022	BRL	1,575,067	$272,015	311	(4,638)
04/2022	DKK	40,190	6,306	142	0
05/2022	$70	ZAR	1,101	0	(2)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

	07/2022	BRL	168,237		$29,326	600	0
	08/2022		$187	ZAR	2,969	0	(6)
	11/2022		209		3,363	0	(7)
BRC	01/2022	EUR	3,072,513		$3,463,533	0	(34,522)
	01/2022		$4,730	SEK	42,855	12	0
	02/2022	EUR	2,876,443		$3,272,960	0	(3,770)
	02/2022		$6,949	MXN	147,342	191	0
	02/2022		4,733	SEK	42,844	9	0
	03/2022		565	KRW	666,473	0	(5)
BSH	01/2022	BRL	1,235,600		$214,756	0	(7,075)
	01/2022		$221,414	BRL	1,235,600	417	0
	07/2022	BRL	5,099,463		$904,463	33,735	0
	10/2022		6,645,000		1,159,191	55,278	0
CBK	01/2022	CLP	47,758,015		55,387	0	(484)
	01/2022	ILS	283,507		86,416	0	(4,784)
	01/2022	PEN	199,959		49,233	61	(893)
	01/2022		$6,514	CLP	5,606,367	46	0
	01/2022		103	CZK	2,270	1	0
	01/2022		11,981	PEN	48,970	281	0
	02/2022	CLP	147,864,416		$173,734	949	(46)
	02/2022	ILS	354,606		109,107	0	(4,965)
	02/2022	PEN	140,753		34,283	0	(909)
	02/2022		$28,576	CLP	23,572,194	0	(1,028)
	02/2022		28	PLN	108	0	(2)
	02/2022		172	ZAR	2,786	2	0
	03/2022	ILS	274,456		$83,417	0	(4,894)
	03/2022	PEN	565,110		149,047	8,816	(730)
	03/2022		$38	RUB	2,827	0	0
	04/2022	DKK	51,400		$8,042	158	0
	04/2022	ILS	240,394		73,523	0	(3,877)
	04/2022		$587	DKK	3,719	0	(17)
	04/2022		82,083	MXN	1,754,434	2,223	0
	05/2022	PEN	161,696		$39,577	273	(885)
	07/2022	ILS	63,503		19,829	0	(663)
	07/2022	PEN	9,610		2,369	0	(6)
	08/2022	ILS	55,497		17,067	0	(857)
	08/2022	PEN	445,942		109,056	47	(1,052)
	10/2022	ILS	532,620		166,025	0	(6,381)
	12/2022		27,103		8,670	0	(121)
	12/2022	PEN	48,970		11,655	0	(304)
DUB	01/2022		$331	CZK	7,267	1	0
	02/2022	HUF	70,872		$221	3	0
	02/2022	ILS	9,607		3,057	0	(34)
	02/2022		$1,184	INR	89,889	18	0
	02/2022		82	PLN	334	0	0
	02/2022		56	RUB	4,117	0	(1)
	10/2022	ILS	55,294		$17,321	0	(578)
FBF	01/2022	CLP	9,365,573		11,070	91	0
	03/2022		$10,973	CLP	9,365,573	0	(101)
GLM	01/2022	BRL	1,769,723		$317,126	0	(598)
	01/2022	ILS	44,855		13,691	0	(738)
	01/2022	PEN	276,272		66,462	0	(2,713)
	01/2022		$311,054	BRL	1,769,723	6,671	0
	01/2022		19,073	CLP	15,000,000	0	(1,489)
	01/2022		37,878	GBP	28,096	152	0
	01/2022		2,343	JPY	265,600	0	(34)
	01/2022		370	PEN	1,500	5	0
	01/2022		101	RUB	7,330	0	(3)
	02/2022		26,744	CLP	22,296,483	0	(678)
	03/2022	ILS	73,022		$22,225	0	(1,271)
	03/2022	MXN	280,669		13,504	0	(27)
	03/2022		$1,467	MYR	6,243	29	0
	03/2022		10	RUB	787	0	0
	04/2022	ILS	444,755		$135,472	0	(7,726)
	04/2022		$134,389	MXN	2,912,403	5,174	0
	07/2022	BRL	165,220		$28,970	759	0
	10/2022		986,034		172,299	8,493	0
	11/2022	ILS	200,280		64,869	0	(18)
	11/2022		$76	ZAR	1,220	0	(3)
HUS	01/2022	AUD	957,136		$675,559	0	(20,809)
	01/2022	GBP	64,396		85,832	0	(1,331)
	01/2022	ILS	176,981		54,205	0	(2,727)
	01/2022		$77,737	GBP	58,234	1,085	0
	01/2022		472	IDR	6,849,952	9	0
	01/2022		1,950	JPY	224,300	0	0
	01/2022		2,161	TWD	60,011	6	0
	02/2022	ILS	25,400		$8,191	20	0
	02/2022		$66	RUB	4,793	0	(3)
	03/2022		25		1,918	0	0
	03/2022		69	SGD	94	1	0
	04/2022	DKK	10,040		$1,566	26	0
	10/2022	ILS	36,005		11,357	0	(298)
IND	01/2022		$574,853	JPY	65,039,800	0	(9,429)
JPM	01/2022	BRL	1,844,200		$323,070	0	(8,025)
	01/2022		$13,220	AUD	18,366	142	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

01/2022	327,917	BRL	1,844,200	3,178	0
01/2022	40	IDR	578,456	1	0
01/2022	150,983	JPY	17,146,300	0	(1,921)
02/2022	174,212	BRL	1,000,000	4,101	0
02/2022	2,867	INR	217,110	36	0
02/2022	4,536	MXN	96,187	125	0
03/2022	309,864	KRW	366,351,830	0	(2,311)
03/2022	88	SGD	121	1	0
04/2022	BRL	887,040	$153,122	244	(2,752)
04/2022	DKK	31,870	5,006	118	0
07/2022	BRL	214,806	39,090	2,412	0
09/2022	ILS	89,807	28,182	0	(859)
10/2022	BRL	552,863	95,420	3,575	0
MYI	01/2022	626,955	108,979	0	(3,580)
01/2022	ILS	16,565	5,070	0	(259)
01/2022	$777,495	AUD	1,077,019	6,095	0
01/2022	111,054	BRL	626,955	1,505	0
01/2022	109	IDR	1,575,871	2	0
02/2022	108,244	BRL	626,955	3,550	0
03/2022	124	ILS	388	1	0
04/2022	3,817	DKK	24,183	0	(108)
RBC	01/2022	CAD	37,553	$29,489	0	(199)
02/2022	EUR	196,070	223,098	0	(257)
SCX	01/2022	JPY	870,141	7,669	105	0
01/2022	PEN	71,106	17,243	0	(561)
01/2022	$41,298	AUD	57,926	846	0
01/2022	1,169	CAD	1,497	15	0
02/2022	JPY	870,239	$7,559	0	(8)
03/2022	PEN	192,289	46,883	0	(1,153)
11/2022	103,367	24,958	0	(315)
12/2022	68,881	16,451	0	(377)
SSB	01/2022	BRL	45,891	8,062	0	(177)
01/2022	$56,080	CLP	44,692,729	38	(3,738)
02/2022	CLP	5,606,367	$6,516	0	(38)
02/2022	$8,007	BRL	45,891	176	0
TOR	01/2022	CAD	24,889	$19,411	0	(264)
01/2022	$91,606	AUD	127,973	1,502	0
01/2022	19,547	CAD	24,690	0	(28)
02/2022	CAD	24,691	$19,547	28	0
UAG	01/2022	GBP	1,431,894	1,913,916	0	(24,217)
01/2022	$32,452	AUD	45,384	567	0
01/2022	22	RUB	1,618	0	(1)
02/2022	CLP	42,168,273	$49,648	349	0
03/2022	$49,475	CLP	42,168,273	0	(411)
03/2022	5,423	PEN	22,247	134	0
03/2022	32	RUB	2,394	0	0
11/2022	172	ZAR	2,697	0	(10)

Total Forward Foreign Currency Contracts	$166,458	$(229,995)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	102,000	$11,604	$20,738
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	74,600	5,910	3,498
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	190,000	20,082	9,211
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	92,900	10,199	18,887
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	74,600	0	3,537

Total Purchased Options	$47,795	$55,871

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	$(1,710)	$(32)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0

$(3,175)	$(32)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)%	03/15/2023	306,000	$(11,328)	$(24,523)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	6,090,200	(12,132)	(6,160)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	6,090,200	(12,132)	(15,542)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	201,450	(5,754)	(6,199)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	513,100	(19,505)	(16,079)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	278,700	(10,024)	(22,335)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	201,450	0	(6,236)

$(70,875)	$(97,074)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	43,000	$(215)	$(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	43,000	(121)	(7)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	27,000	(72)	(64)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	15,000	(84)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	43,000	(242)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	44,700	(213)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	15,000	(56)	(30)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	43,000	(161)	(79)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	44,700	(140)	(37)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	13,800	(52)	(30)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	4,200	(5)	(2)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	24,000	(65)	(54)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	8,000	(18)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	13,200	(58)	(34)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	42,000	(154)	(118)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	34,800	(133)	(94)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	13,200	(35)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	43,000	(148)	(122)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	43,000	(86)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	24,000	(41)	(99)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	14,000	(15)	(8)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	38,000	(101)	(93)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	39,000	(107)	(87)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	35,000	(71)	(76)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	39,000	(107)	(84)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	40,000	(87)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	57,200	(286)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	44,000	(206)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	8,000	(32)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	57,200	(214)	(120)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	44,000	(199)	(52)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	9,300	(28)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	44,000	(124)	(17)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	10,000	(16)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	8,000	(20)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	24,300	(46)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	46,000	(155)	(127)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	57,000	(232)	(152)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	38,000	(125)	(87)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	45,000	(181)	(102)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	52,000	(138)	(115)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	62,000	(191)	(137)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	57,000	(180)	(116)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	52,000	(146)	(103)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	79,000	(204)	(91)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	40,000	(100)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	35,000	(107)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	44,000	(137)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	35,000	(55)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	44,000	(79)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	31,000	(104)	(83)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	29,200	(87)	(109)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	49,800	(152)	(200)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	22,500	(25)	(14)

$(6,156)	$(2,842)

Total Written Options	$(80,206)	$(99,948)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.026%	$7,800	$(204)	$(167)	$0	$(371)
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812	2,200	6	13	19	0
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.156	10,000	23	189	212	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	7,800	(204)	(167)	0	(371)
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.156	65,000	200	1,182	1,382	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	18,086	(462)	(399)	0	(861)
Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.145	10,000	102	134	236	0
Russia Government International Bond	1.000	Quarterly	12/20/2024	0.966	144,900	934	(735)	199	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.169	127,400	(5,478)	5,001	0	(477)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.966	3,030	15	(11)	4	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	800	(40)	41	1	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.156	10,000	15	197	212	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	3,014	(76)	(67)	0	(143)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

	Mexico Government International Bond		1.000	Quarterly	12/20/2026	0.913	6,900	19	13	32	0

								$(5,150)	$5,224	$2,297	$(2,223)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$7,195	$(1,880)	$1,953	$73	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds	0	0.060%	Maturity	01/05/2022	$500,000	$0	$(28)	$0	$(28)
	Receive	United States Treasury Inflation Indexed Bonds	0	0.080%	Maturity	01/18/2022	575,000	0	(9,006)	0	(9,006)
	Receive	United States Treasury Inflation Indexed Bonds	0	0.050%	Maturity	01/20/2022	300,000	0	199	199	0
	Receive	United States Treasury Inflation Indexed Bonds	0	0.060%	Maturity	01/21/2022	250,000	0	1,881	1,881	0
	Receive	United States Treasury Inflation Indexed Bonds	0	0.070%	Maturity	02/02/2022	250,000	0	6,709	6,709	0
	Receive	United States Treasury Inflation Indexed Bonds	0	0.070%	Maturity	02/07/2022	260,000	0	1,698	1,698	0

								$0	$1,453	$10,487	$(9,034)

Total Swap Agreements								$(7,030)	$8,630	$12,857	$(11,257)

(r)

Securities with an aggregate market value of $171,152 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments						$0	$54,419	$642,358		$696,777
Corporate Bonds & Notes
Banking & Finance						0	10,343,452	19,828		10,363,280
Industrials						0	7,074,571	0		7,074,571
Utilities						0	2,535,542	0		2,535,542
Convertible Bonds & Notes
Banking & Finance						0	700	0		700
Municipal Bonds & Notes
California						0	67,804	0		67,804
Connecticut						0	220	0		220
Florida						0	38,151	0		38,151
Georgia						0	78,521	0		78,521
Illinois						0	1,621	0		1,621
Massachusetts						0	1,606	0		1,606
New York						0	87,321	0		87,321
Ohio						0	4,096	0		4,096
Pennsylvania						0	7,281	0		7,281
Rhode Island						0	222	0		222
Texas						0	6,557	0		6,557

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

West Virginia	0	23,324	0	23,324
U.S. Government Agencies	0	8,672,448	0	8,672,448
U.S. Treasury Obligations	0	11,841,852	0	11,841,852
Non-Agency Mortgage-Backed Securities	0	8,269,107	293,117	8,562,224
Asset-Backed Securities	0	8,155,458	75,338	8,230,796
Sovereign Issues	0	4,411,551	0	4,411,551
Common Stocks
Consumer Discretionary	5	0	0	5
Preferred Securities
Banking & Finance	0	74,530	0	74,530
Utilities	0	0	599,009	599,009
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	5,550,904	0	5,550,904
Short-Term Notes	0	4,563	0	4,563
Israel Treasury Bills	0	798,280	0	798,280
U.S. Treasury Bills	0	4,988,851	0	4,988,851
U.S. Treasury Cash Management Bills	0	2,578,864	0	2,578,864

$5	$75,671,816	$1,629,650	$77,301,471
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,120,677	$0	$0	$3,120,677

Total Investments	$3,120,682	$75,671,816	$1,629,650	$80,422,148

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(237,304)	$0	$(237,304)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	603	27,494	0	28,097
Over the counter	0	235,186	0	235,186

$603	$262,680	$0	$263,283
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(519)	(36,578)	0	(37,097)
Over the counter	0	(341,200)	0	(341,200)

$(519)	$(377,778)	$0	$(378,297)

Total Financial Derivative Instruments	$84	$(115,098)	$0	$(115,014)

Totals	$3,120,766	$75,319,414	$1,629,650	$80,069,830

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$597,387	$112,591	$(25,466)	$438	$125	$(4,918)	$0	$(37,799)	$642,358	$(6,675)
Corporate Bonds & Notes
Banking & Finance	18,227	0	0	1	0	1,600	0	0	19,828	1,601
Non-Agency Mortgage-Backed Securities	186,833	92,602	0	944	0	2,291	10,447	0	293,117	2,291
Asset-Backed Securities	158,296	0	(66,957)	0	40	6,689	0	(22,730)	75,338	7,265
Preferred Securities
Utilities	612,610	9,412	(4,706)	0	0	(18,307)	0	0	599,009	(18,307)

Totals	$1,573,353	$214,605	$(97,129)	$1,383	$165	$(12,645)	$10,447	$(60,529)	$1,629,650	$(13,825)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$508,577	Other Valuation Techniques(2)	—	—	—
106,251	Proxy Pricing	Base Price	99.500	—
27,530	Waterfall Recoverability	Recovery Value	100.000	—
Corporate Bonds & Notes
Banking & Finance	19,828	Discounted Cash Flow	Discount Rate	4.560	—

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2021 (Unaudited)

Non-Agency Mortgage-Backed Securities	10,158	Other Valuation Techniques(2)	—	—	—
	277,378	Proxy Pricing	Base Price	82.510 - 512.650	97.199
	5,581	Proxy Pricing	Base Price	$171,806.349	—
Asset-Backed Securities	75,338	Proxy Pricing	Base Price	96.900	—
Preferred Securities
Utilities	599,009	Current Value Model	Purchase Price	$27.048

Total	$1,629,650

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Total Return Fund II	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
CORPORATE BONDS & NOTES 38.6%
BANKING & FINANCE 15.1%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,641
Allstate Corp. 1.450% due 12/15/2030	1,500	1,420
American Tower Corp. 3.375% due 10/15/2026	1,000	1,063
AvalonBay Communities, Inc.
2.050% due 01/15/2032	1,700	1,683
2.300% due 03/01/2030	1,600	1,620
Aviation Capital Group LLC 3.875% due 05/01/2023	1,500	1,545
Bank of America Corp.
0.970% (US0003M + 0.790%) due 03/05/2024 ~	1,200	1,206
1.197% due 10/24/2026 •	1,800	1,765
1.530% due 12/06/2025 •	1,700	1,704
1.658% due 03/11/2027 •	1,600	1,589
3.419% due 12/20/2028 •	1,600	1,709
4.125% due 01/22/2024	1,500	1,595
Boston Properties LP 2.550% due 04/01/2032	1,600	1,590
Capital One Financial Corp. 4.250% due 04/30/2025	1,600	1,730
Citigroup, Inc.
1.194% (US0003M + 1.023%) due 06/01/2024 ~	1,600	1,618
3.200% due 10/21/2026	1,600	1,697
Discover Bank 4.200% due 08/08/2023	1,500	1,576
Duke Realty LP 3.250% due 06/30/2026	1,900	2,020
Empower Finance LP 1.357% due 09/17/2027	1,800	1,748
EPR Properties 4.500% due 04/01/2025	1,500	1,598
Equinix, Inc. 2.500% due 05/15/2031	1,600	1,601
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	449
Ford Motor Credit Co. LLC
3.087% due 01/09/2023	1,700	1,731
3.550% due 10/07/2022	1,500	1,524
Franklin Resources, Inc. 1.600% due 10/30/2030	1,500	1,419
GA Global Funding Trust 1.250% due 12/08/2023	2,000	2,000
Goldman Sachs Group, Inc.
0.670% (SOFRRATE + 0.620%) due 12/06/2023 ~	1,700	1,701
1.326% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,633
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,595
Healthpeak Properties, Inc. 3.500% due 07/15/2029	1,300	1,411
Intercontinental Exchange, Inc. 2.100% due 06/15/2030	1,600	1,589
JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,800	1,796
2.182% due 06/01/2028 •	1,800	1,816
3.797% due 07/23/2024 •	1,500	1,564
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,635
Kimco Realty Corp. 2.700% due 03/01/2024	1,800	1,849
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,945
3.750% due 06/15/2024	1,750	1,844
3.950% due 03/15/2029	500	559
Morgan Stanley
1.524% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,412
3.875% due 01/27/2026	1,600	1,732
National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,607

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

Nissan Motor Acceptance Co. LLC
1.012% (US0003M + 0.890%) due 01/13/2022 ~	1,700	1,700
2.450% due 09/15/2028	1,700	1,654
2.650% due 07/13/2022	900	908
Nuveen Finance LLC 4.125% due 11/01/2024	550	592
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,925
4.750% due 01/15/2028	1,200	1,326
Physicians Realty LP 4.300% due 03/15/2027	900	1,000
Public Storage 3.094% due 09/15/2027	1,600	1,719
Realty Income Corp.
3.650% due 01/15/2028	700	763
3.875% due 04/15/2025	1,300	1,399
3.950% due 08/15/2027	1,400	1,553
4.875% due 06/01/2026	1,000	1,126
RGA Global Funding 2.000% due 11/30/2026	1,700	1,707
Santander Holdings USA, Inc. 3.450% due 06/02/2025	1,600	1,680
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,399
2.328% due 07/15/2052	1,700	1,737
Service Properties Trust 4.375% due 02/15/2030	860	792
Simon Property Group LP 2.750% due 06/01/2023	1,300	1,329
STORE Capital Corp. 4.500% due 03/15/2028	300	332
Synchrony Financial 2.850% due 07/25/2022	1,100	1,111
UDR, Inc. 3.500% due 01/15/2028	1,600	1,718
Wells Fargo & Co.
2.164% due 02/11/2026 •	1,900	1,929
2.393% due 06/02/2028 •	1,600	1,627
3.000% due 02/19/2025	300	313
3.000% due 04/22/2026	500	526
3.550% due 09/29/2025	1,800	1,920
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,950

		102,264

INDUSTRIALS 15.7%
7-Eleven, Inc. 0.800% due 02/10/2024	1,600	1,583
AbbVie, Inc.
3.200% due 11/06/2022	900	915
4.250% due 11/14/2028	1,300	1,471
American Airlines Pass-Through Trust
3.000% due 04/15/2030	926	923
3.150% due 08/15/2033	1,929	1,955
3.500% due 08/15/2033	459	441
4.000% due 01/15/2027	142	138
Anthem, Inc. 2.550% due 03/15/2031	1,600	1,635
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	1,500	1,640
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,300	1,453
BMW U.S. Capital LLC 0.800% due 04/01/2024	1,600	1,590
Boeing Co. 1.167% due 02/04/2023	1,600	1,600
Boston Scientific Corp. 2.650% due 06/01/2030	1,800	1,837
British Airways Pass-Through Trust
2.900% due 09/15/2036	800	800
3.350% due 12/15/2030	1,092	1,087
Broadcom, Inc.
3.137% due 11/15/2035	307	309
3.187% due 11/15/2036	1,600	1,600
4.110% due 09/15/2028	1,061	1,164
CenterPoint Energy Resources Corp. 0.673% (US0003M + 0.500%) due 03/02/2023 ~	1,900	1,896
Charter Communications Operating LLC 2.250% due 01/15/2029	1,700	1,660
Citrix Systems, Inc. 1.250% due 03/01/2026	1,600	1,560
D.R. Horton, Inc. 4.375% due 09/15/2022	1,500	1,524
Daimler Finance North America LLC
1.450% due 03/02/2026	1,600	1,585

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

2.550% due 08/15/2022	1,700	1,720
Daimler Trucks Finance North America LLC
0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,700	1,702
2.000% due 12/14/2026	1,700	1,708
Dell International LLC
5.450% due 06/15/2023	427	451
6.020% due 06/15/2026	900	1,041
Electronic Arts, Inc. 1.850% due 02/15/2031	1,900	1,823
Entergy Louisiana LLC
2.350% due 06/15/2032	1,500	1,497
5.400% due 11/01/2024	1,500	1,663
Expedia Group, Inc. 4.625% due 08/01/2027	1,400	1,560
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	1,900	1,853
Fiserv, Inc. 2.650% due 06/01/2030	1,700	1,727
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,600	1,584
Hackensack Meridian Health, Inc. 2.675% due 09/01/2041	1,800	1,759
Hyatt Hotels Corp. 1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~	1,700	1,705
Hyundai Capital America
0.800% due 04/03/2023	1,600	1,593
1.150% due 11/10/2022	1,500	1,504
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	2,406
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	1,500	1,518
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,463	1,479
KLA Corp. 4.650% due 11/01/2024	1,400	1,519
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,400	1,415
Masco Corp. 1.500% due 02/15/2028	1,600	1,550
NetApp, Inc. 2.375% due 06/22/2027	1,400	1,438
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	1,992
NVR, Inc. 3.000% due 05/15/2030	1,600	1,664
Oracle Corp.
2.950% due 04/01/2030	1,500	1,518
3.850% due 04/01/2060	1,300	1,288
Orlando Health Obligated Group 3.327% due 10/01/2050	1,600	1,681
Owens Corning
3.400% due 08/15/2026	1,600	1,695
4.200% due 12/01/2024	1,500	1,605
PayPal Holdings, Inc. 2.300% due 06/01/2030	1,500	1,525
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	1,400	1,431
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,515
Roche Holdings, Inc. 1.930% due 12/13/2028	2,000	2,014
Rockefeller Foundation 2.492% due 10/01/2050	1,500	1,480
Southern Co. 3.700% due 04/30/2030	1,400	1,524
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,100	1,109
4.600% due 06/15/2028	1,000	1,004
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	900	994
Thermo Fisher Scientific, Inc. 1.750% due 10/15/2028	1,700	1,690
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	592	621
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,778	1,769
3.100% due 01/07/2030	1,105	1,139
4.150% due 02/25/2033	1,065	1,168
VMware, Inc. 1.800% due 08/15/2028	1,800	1,753
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022	1,400	1,420
3.350% due 05/13/2025	1,900	2,001
Walt Disney Co. 2.650% due 01/13/2031	1,000	1,041

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

WK Kellogg Foundation Trust 2.443% due 10/01/2050	1,500	1,505
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,547

		106,274

UTILITIES 7.8%
Alabama Power Co. 1.450% due 09/15/2030	1,100	1,029
Ameren Corp. 1.750% due 03/15/2028	1,400	1,354
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,414
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,608
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,642
AT&T, Inc. 2.750% due 06/01/2031	1,800	1,838
Atmos Energy Corp. 0.625% due 03/09/2023	1,200	1,196
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,571
3.800% due 06/01/2029	1,600	1,741
Boston Gas Co. 3.001% due 08/01/2029	1,400	1,430
DTE Electric Co. 1.900% due 04/01/2028	2,000	1,982
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,644
Duke Energy Progress LLC 2.000% due 08/15/2031	1,700	1,663
Enable Midstream Partners LP 4.950% due 05/15/2028	1,600	1,776
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,494
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,508
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,398
Metropolitan Edison Co. 4.300% due 01/15/2029	1,400	1,559
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,400	1,452
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	1,105
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,666
NextEra Energy Capital Holdings, Inc.
0.430% (US0003M + 0.270%) due 02/22/2023 ~	1,600	1,598
3.550% due 05/01/2027	1,500	1,626
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,615
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~	1,700	1,703
1.700% due 11/15/2023	1,700	1,705
San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,715
3.600% due 09/01/2023	1,300	1,343
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,482
3.700% due 08/01/2025	1,600	1,710
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,552
Tampa Electric Co. 2.600% due 09/15/2022	1,300	1,310
Verizon Communications, Inc.
2.355% due 03/15/2032	1,846	1,821
2.850% due 09/03/2041	1,700	1,680

		52,930

Total Corporate Bonds & Notes (Cost $258,516)		261,468

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,623

ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,432

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 2.551% due 06/15/2023	500	512

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,400	1,395

PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 1.024% (US0003M) due 07/25/2029 ~	356	356

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 2.046% due 11/01/2029	1,200	1,195

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	1,021

Total Municipal Bonds & Notes (Cost $7,021)		7,534

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
0.152% due 12/25/2036 •	59	58
0.552% due 05/25/2023 •	1	1
1.284% due 07/01/2044 •	43	44
1.791% due 01/01/2035 •	82	84
1.905% due 05/25/2035 ~	34	35
1.957% due 09/01/2035 •	9	9
2.024% due 05/01/2038 •	399	420
2.157% due 04/01/2041 •	4	4
2.310% due 08/01/2022	476	478
5.038% due 12/25/2042 ~	180	193
6.500% due 06/25/2044	44	50
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	12,350
Freddie Mac
0.650% due 10/22/2025	6,100	5,946
0.800% due 10/28/2026	6,100	5,936
0.860% due 08/15/2036 •	429	438
1.284% due 02/25/2045 •	64	65
2.338% due 12/01/2022 •	11	11
2.455% due 07/01/2030 •	7	7
4.000% due 04/01/2024 - 04/01/2048	838	905
4.500% due 02/01/2029	64	68
5.000% due 12/01/2039 - 07/01/2040	47	53
5.500% due 12/01/2036 - 07/01/2039	421	482
6.000% due 11/01/2029 - 09/01/2038	1,436	1,661
7.000% due 07/15/2022	8	8
7.500% due 01/15/2023	41	42
8.000% due 11/01/2025 - 06/15/2030	119	141
Ginnie Mae
0.535% due 06/20/2065 •	2,168	2,172
0.541% due 02/20/2067 •	697	698
0.596% due 10/20/2062 •	2,194	2,203
0.681% due 07/20/2065 - 10/20/2065 •	3,434	3,457
0.731% due 11/20/2065 •	509	512
0.831% due 08/20/2066 •	1,284	1,298
0.881% due 05/20/2066 - 07/20/2066 •	4,245	4,298
0.913% due 07/20/2062 ~	1,512	1,510
0.981% due 04/20/2066 •	419	426
1.001% due 07/20/2065 •	2,441	2,477
1.117% due 11/20/2067 •	1,309	1,320
1.625% due 09/20/2025 ~	29	30
1.625% due 07/20/2027 - 07/20/2030 •	63	64
1.875% due 06/20/2023 ~	7	8
1.875% due 05/20/2027 - 06/20/2027 •	37	37
2.000% due 01/20/2024 - 01/20/2026 ~	58	59
2.000% due 02/20/2027 - 07/20/2027 •	87	87
2.125% due 12/20/2029 •	74	77
4.000% due 09/15/2049 - 02/15/2050	299	319
4.500% due 04/20/2048 - 05/20/2048	994	1,059
5.000% due 07/15/2034 - 07/20/2049	3,175	3,513
8.000% due 12/15/2022 - 08/15/2024	1	2
Tennessee Valley Authority 1.500% due 09/15/2031	1,700	1,676
Uniform Mortgage-Backed Security
3.500% due 06/01/2024 - 02/01/2050	12,621	13,296
4.000% due 08/01/2025 - 06/01/2049	1,140	1,222
4.500% due 05/01/2023 - 08/01/2041	324	353

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

5.500% due 01/01/2025 - 02/01/2040	1,166	1,317
6.000% due 04/01/2023 - 01/01/2039	1,074	1,236
6.500% due 07/01/2031 - 10/01/2037	7	9
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2052	43,000	42,775
2.500% due 03/01/2052	3,600	3,656
3.500% due 03/01/2052	7,000	7,349

Total U.S. Government Agencies (Cost $127,641)		128,004

U.S. TREASURY OBLIGATIONS 12.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	19,900	18,142
1.375% due 08/15/2050	10,100	8,851
1.625% due 11/15/2050	8,400	7,829
1.875% due 02/15/2041	1,100	1,089
2.000% due 11/15/2041	1,100	1,113
2.000% due 02/15/2050	1,000	1,016
2.250% due 05/15/2041	6,300	6,621
2.500% due 02/15/2045	900	990
2.750% due 11/15/2042	700	798
2.875% due 05/15/2043	1,800	2,092
2.875% due 08/15/2045	500	587
2.875% due 05/15/2049	700	843
3.000% due 05/15/2042	400	474
3.000% due 05/15/2045	14,700	17,588
3.125% due 02/15/2043	2,400	2,893
3.125% due 08/15/2044	1,200	1,458
3.375% due 05/15/2044	500	630
3.625% due 08/15/2043	2,100	2,725
3.625% due 02/15/2044	1,500	1,953
3.750% due 11/15/2043	1,300	1,720
U.S. Treasury Notes
0.875% due 11/15/2030	2,700	2,567

Total U.S. Treasury Obligations (Cost $84,308)		81,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
American Home Mortgage Investment Trust 2.246% due 02/25/2045 •	47	47
Ashford Hospitality Trust 1.110% due 06/15/2035 •	1,800	1,803
BAMLL Commercial Mortgage Securities Trust 1.160% due 09/15/2038 •	1,800	1,802
Banc of America Funding Trust 2.787% due 05/25/2035 ~	147	152
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	4,890
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,760	1,798
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 04/25/2033 ~	29	31
2.588% due 01/25/2035 ~	373	394
3.242% due 02/25/2036 ^~	122	116
Bear Stearns ALT-A Trust
2.603% due 05/25/2035 ~	625	630
2.868% due 09/25/2035 ^~	109	82
BWAY Mortgage Trust 1.360% due 09/15/2036 •	1,800	1,801
BX Commercial Mortgage Trust 0.840% due 10/15/2036 •	1,700	1,691
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.332% due 10/25/2035 •	263	264
Citigroup Commercial Mortgage Trust 1.290% due 10/15/2036 •	1,700	1,701
Citigroup Mortgage Loan Trust 2.470% due 10/25/2035 •	42	43
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	294	308
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	89	79
2.510% due 02/20/2035 ~	1	1
Credit Suisse Commercial Mortgage Trust 1.077% due 06/15/2034 •	1,600	1,595
Credit Suisse First Boston Mortgage Securities Corp.
2.970% due 09/25/2033 ~	651	680
4.967% due 06/25/2032 ~	38	39
Credit Suisse Mortgage Capital Certificates 3.000% due 11/25/2056 ~	1,550	1,589
Credit Suisse Mortgage Capital Trust
1.510% due 07/15/2038 •	1,900	1,899
2.215% due 11/25/2061 ~	1,451	1,443
CRSNT Commercial Mortgage Trust 0.930% due 04/15/2036 •	1,500	1,497
DOLP Trust 2.956% due 05/10/2041	1,900	1,992

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

Extended Stay America Trust 1.190% due 07/15/2038 •	4,576	4,589
GCT Commercial Mortgage Trust 0.910% due 02/15/2038 •	1,900	1,898
GS Mortgage Securities Trust
1.917% due 11/10/2045 ~(a)	789	6
3.621% due 10/10/2035	1,400	1,472
GS Mortgage-Backed Securities Trust 2.500% due 04/25/2052 ~	1,582	1,581
HomeBanc Mortgage Trust 0.602% due 03/25/2035 •	1,426	1,285
Hundred Acre Wood Trust 0.900% due 10/25/2051 •	1,556	1,545
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	4	4
IndyMac INDX Mortgage Loan Trust 2.811% due 11/25/2035 ^~	625	615
J.P. Morgan Chase Commercial Mortgage Securities Trust 2.560% due 06/15/2035 •	1,454	1,447
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •	1,207	1,198
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~	156	163
3.000% due 02/25/2052 «(b)	1,700	1,734
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	2,207	2,288
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,721
LUXE Commercial Mortgage Trust 1.160% due 10/15/2038 •	1,700	1,702
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,497
MFA Trust 1.479% due 03/25/2065 ~	836	837
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	1,306	1,356
Morgan Stanley Capital Trust
1.279% due 12/15/2023 •	1,700	1,703
3.436% due 12/15/2049	2,164	2,273
Morgan Stanley Mortgage Loan Trust 1.976% due 06/25/2036 ~	1,331	1,404
Natixis Commercial Mortgage Securities Trust 1.060% due 08/15/2038 •	1,700	1,701
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •	1,700	1,695
One New York Plaza Trust 1.060% due 01/15/2036 •	1,500	1,499
Onslow Bay Mortgage Loan Trust 2.500% due 10/25/2051 ~	1,677	1,678
Prime Mortgage Trust 0.502% due 02/25/2034 •	41	40
Residential Funding Mortgage Securities, Inc. Trust 4.910% due 02/25/2036 ^~	94	84
Sequoia Mortgage Trust 0.744% due 04/19/2027 •	192	189
SREIT Trust 0.810% due 10/15/2038 •	1,700	1,668
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	574	575
Structured Asset Mortgage Investments Trust 0.764% due 09/19/2032 •	41	41
Tharaldson Hotel Portfolio Trust 1.154% due 11/11/2034 •	810	810
Towd Point HE Trust 0.918% due 02/25/2063 ~	1,091	1,087
UWM Mortgage Trust
1.000% due 11/25/2051 •	1,682	1,680
1.050% due 09/25/2051 •	1,680	1,681
2.500% due 11/25/2051 ~	2,276	2,276
2.500% due 12/25/2051 ~	1,593	1,592
3.000% due 01/25/2052 ~	1,800	1,832
VASA Trust 1.010% due 07/15/2039 •	1,900	1,895
WaMu Mortgage Pass-Through Certificates Trust 0.682% due 10/25/2045 •	113	113

Total Non-Agency Mortgage-Backed Securities (Cost $82,150)		82,821

ASSET-BACKED SECURITIES 2.1%
EMC Mortgage Loan Trust 0.842% due 05/25/2040 •	344	342
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	1,300	1,307
Fremont Home Loan Trust 0.162% due 01/25/2037 •	44	25

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

Home Equity Asset Trust 1.002% due 11/25/2034 •	236	237
MASTR Asset-Backed Securities Trust 0.792% due 03/25/2035 •	1,297	1,301
Morgan Stanley IXIS Real Estate Capital Trust 0.152% due 11/25/2036 •	13	6
Navient Private Education Loan Trust 1.560% due 07/16/2040 •	1,693	1,701
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	44	44
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.347% due 01/25/2036 •	317	317
Residential Asset Securities Corp. Trust 0.522% due 06/25/2036 •	576	576
SBA Tower Trust 3.869% due 10/15/2049 þ	1,900	1,969
Securitized Asset-Backed Receivables LLC Trust 0.222% due 12/25/2036 ^•	598	196
SLM Student Loan Trust 0.274% due 10/25/2029 •	499	498
Structured Asset Investment Loan Trust
1.002% due 09/25/2034 •	189	188
1.227% due 07/25/2033 •	1,608	1,607
Sunrun Demeter Issuer 2.270% due 01/30/2057	1,700	1,693
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	2,270	2,317

Total Asset-Backed Securities (Cost $14,522)		14,324

SHORT-TERM INSTRUMENTS 14.7%
REPURCHASE AGREEMENTS (e) 0.2%		1,608

U.S. TREASURY BILLS 14.5%
0.049% due 01/11/2022 - 04/28/2022 (b)(c)(d)(g)	98,012	98,003

Total Short-Term Instruments (Cost $99,610)		99,611

Total Investments in Securities (Cost $673,768)		675,741

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short Asset Portfolio	3,095,929	30,879
PIMCO Short-Term Floating NAV Portfolio III	2,092,425	20,334

Total Short-Term Instruments (Cost $51,559)		51,213

Total Investments in Affiliates (Cost $51,559)		51,213

Total Investments 107.3% (Cost $725,327)		$726,954
Financial Derivative Instruments (f)(h) (0.0)%(Cost or Premiums, net $1,107)		(141)
Other Assets and Liabilities, net (7.3)%		(49,011)

Net Assets 100.0%		$677,802

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$1,608	U.S. Treasury Notes 1.125% due 08/31/2028	$(1,640)	$1,608	$1,608

Total Repurchase Agreements	$(1,640)	$1,608	$1,608

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2052	$1,700	$(1,750)	$(1,730)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2052	5,200	(5,368)	(5,376)

Total Short Sales (1.0)%	$(7,118)	$(7,106)

(1)	Includes accrued interest
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	261	$31,575	$(6)	$18	$0
U.S. Treasury 10-Year Note March Futures	03/2022	828	108,028	394	52	0

$388	$70	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond March Futures	03/2022	51	$(8,182)	$(54)	$0	$(29)

Total Futures Contracts	$334	$70	$(29)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	03/20/2022	0.244%	$1,600	$4	$0	3	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.411	1,600	20	(1)	19	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	1,700	8	3	11	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	1,800	(9)	12	3	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	1,800	(12)	9	(3)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	1,800	12	19	31	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.292	1700	12	0	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	1,700	23	4	27	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	1,700	338	(8)	330	2	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.076	1600	(17)	12	(5)	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.164	1,100	18	(13)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582	1,700	39	(4)	35	0	0

						$436	$33	$469	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index		1.000%	Quarterly	12/20/2025	$100	$2	$1	$3	$0	$0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026	1,700	42	0	42	1	0
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026	37,000	875	43	918	16	0

						$919	$44	$963	$17	$0

Total Swap Agreements						$1,355	$77	$1,432	$20	$(1)

(g)

Securities with an aggregate market value of $3,662 and cash of 4,237 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.870%	11/02/2022	55,700	$(111)	$(56)
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	1.270	11/02/2022	55,700	(111)	(142)

								$(222)		$(198)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.172	01/06/2022	1,700	$(8)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	1,700	(5)	(2)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	4,000	(11)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	2,000	(2)	(1)

$(26)	$(3)

Total Written Options	$(248)	$(201)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$102,264	$0	$102,264
Industrials	0	106,274	0	106,274
Utilities	0	52,930	0	52,930
Municipal Bonds & Notes
California	0	1,623	0	1,623
Illinois	0	1,432	0	1,432
New Jersey	0	512	0	512
New York	0	1,395	0	1,395
Pennsylvania	0	356	0	356
Texas	0	1,195	0	1,195
West Virginia	0	1,021	0	1,021
U.S. Government Agencies	0	128,004	0	128,004
U.S. Treasury Obligations	0	81,979	0	81,979
Non-Agency Mortgage-Backed Securities	0	81,087	1,734	82,821
Asset-Backed Securities	0	14,324	0	14,324
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	1,608	0	1,608
U.S. Treasury Bills	0	98,003	0	98,003

$0	$674,007	$1,734	$675,741
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,213	$0	$0	$51,213

Total Investments	$51,213	$674,007	$1,734	$726,954

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,106)	$0	$(7,106)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$90	$0	$90

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(30)	0	(30)
Over the counter	0	(201)	0	(201)

$0	$(231)	$0	$(231)

Total Financial Derivative Instruments	$0	$(141)	$0	$(141)

Totals	$51,213	$666,760	$1,734	$719,707

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Total Return Fund IV	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.7% ¤
CORPORATE BONDS & NOTES 42.8%
BANKING & FINANCE 18.7%
Agree LP 2.900% due 10/01/2030		$1,100	$1,119
AIA Group Ltd. 3.125% due 03/13/2023		3,000	3,070
Allstate Corp. 1.450% due 12/15/2030		1,100	1,041
Aon Corp. 2.800% due 05/15/2030		1,100	1,135
AvalonBay Communities, Inc. 2.050% due 01/15/2032		900	891
Aviation Capital Group LLC 5.500% due 12/15/2024		1,000	1,095
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		1,200	1,179
Bank of America Corp.
1.197% due 10/24/2026 •		1,400	1,373
1.658% due 03/11/2027 •		1,400	1,391
BNP Paribas S.A. 2.871% due 04/19/2032 •		1,200	1,218
Boston Properties LP 2.450% due 10/01/2033		900	873
Brandywine Operating Partnership LP 3.950% due 02/15/2023		900	922
Cantor Fitzgerald LP 6.500% due 06/17/2022		3,500	3,587
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,283
Citigroup, Inc. 1.464% (US0003M + 1.250%) due 07/01/2026 ~		1,000	1,025
Danske Bank A/S 1.621% due 09/11/2026 •		1,200	1,183
Deutsche Bank AG
3.300% due 11/16/2022		2,900	2,961
3.950% due 02/27/2023		200	206
3.961% due 11/26/2025 •		2,800	2,959
EPR Properties 4.500% due 04/01/2025		1,400	1,492
Equinix, Inc. 2.500% due 05/15/2031		1,200	1,200
Fidelity National Financial, Inc. 5.500% due 09/01/2022		1,000	1,032
Ford Motor Credit Co. LLC
1.391% (US0003M + 1.235%) due 02/15/2023 ~		3,000	2,995
3.264% (US0003M + 3.140%) due 01/07/2022 ~		2,600	2,600
GA Global Funding Trust 1.250% due 12/08/2023		1,000	1,000
Globe Life, Inc. 2.150% due 08/15/2030		1,000	989
Goldman Sachs Group, Inc. 1.886% (US0003M + 1.750%) due 10/28/2027 ~		900	945
Guardian Life Global Funding 1.250% due 11/19/2027		1,100	1,058
Host Hotels & Resorts LP 3.875% due 04/01/2024		2,900	3,033
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,100	1,244
JPMorgan Chase & Co. 1.578% due 04/22/2027 •		1,200	1,186
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,238
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	2,100	1,617
Mid-America Apartments LP 4.200% due 06/15/2028		$700	789
Nissan Motor Acceptance Co. LLC 2.600% due 09/28/2022		1,200	1,213
NongHyup Bank
0.875% due 07/28/2024		1,000	991
1.250% due 07/28/2026		1,000	983

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

Norinchukin Bank 2.080% due 09/22/2031		1,000	992
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		289	302
5.250% due 01/15/2026		1,400	1,558
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	1,230
Public Storage 0.500% due 09/09/2030	EUR	800	883
SBA Tower Trust 2.328% due 07/15/2052		$900	920
Shinhan Bank Co. Ltd. 1.375% due 10/21/2026		1,200	1,184
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		1,700	1,718
Societe Generale S.A. 1.792% due 06/09/2027 •		1,200	1,175
Standard Chartered PLC 0.991% due 01/12/2025 •		1,200	1,188
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,427
Sumitomo Mitsui Financial Group, Inc. 1.902% due 09/17/2028		900	883

			67,576

INDUSTRIALS 14.6%
7-Eleven, Inc. 1.800% due 02/10/2031		1,200	1,137
AbbVie, Inc. 4.250% due 11/14/2028		1,000	1,132
American Airlines Pass-Through Trust
3.200% due 12/15/2029		917	925
3.500% due 08/15/2033		1,194	1,146
Anthem, Inc. 2.550% due 03/15/2031		1,200	1,226
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		800	874
Bayer U.S. Finance LLC 4.375% due 12/15/2028		1,200	1,342
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		900	889
Broadcom, Inc. 3.469% due 04/15/2034		1,200	1,258
CGI, Inc. 1.450% due 09/14/2026		1,000	979
Citrix Systems, Inc. 1.250% due 03/01/2026		1,200	1,170
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032		1,500	1,416
Daimler Trucks Finance North America LLC 1.125% due 12/14/2023		1,000	1,001
Dell International LLC 5.450% due 06/15/2023		373	394
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,092	1,070
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		1,100	1,133
Electronic Arts, Inc. 1.850% due 02/15/2031		1,400	1,343
Expedia Group, Inc. 3.250% due 02/15/2030		1,100	1,124
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026		1,200	1,188
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		800	956
Hyundai Capital America 1.000% due 09/17/2024		900	885
Imperial Brands Finance PLC 3.125% due 07/26/2024		1,500	1,551
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,600	1,833
International Flavors & Fragrances, Inc. 2.300% due 11/01/2030		1,200	1,178
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,372	1,387
Masco Corp. 1.500% due 02/15/2028		1,200	1,162
Motorola Solutions, Inc. 2.300% due 11/15/2030		1,200	1,161
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		1,100	1,188
4.810% due 09/17/2030		800	896
NVR, Inc. 3.000% due 05/15/2030		1,100	1,144

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (d)(f)		937	8
Orlando Health Obligated Group 3.327% due 10/01/2050		800	840
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		1,200	1,136
Roche Holdings, Inc. 1.930% due 12/13/2028		1,000	1,007
Rockefeller Foundation 2.492% due 10/01/2050		1,100	1,085
Smith & Nephew PLC 2.032% due 10/14/2030		1,100	1,064
Southern Co. 3.700% due 04/30/2030		1,000	1,089
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		1,100	1,104
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,748	1,807
T-Mobile USA, Inc. 3.400% due 10/15/2052		900	898
United Airlines Pass-Through Trust 2.700% due 11/01/2033		1,123	1,117
VMware, Inc. 1.800% due 08/15/2028		1,000	974
Volkswagen International Finance NV 0.988% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	1,600	1,887
Walt Disney Co. 2.650% due 01/13/2031		$900	937
Wipro IT Services LLC 1.500% due 06/23/2026		1,200	1,174
Wynn Las Vegas LLC 5.500% due 03/01/2025		2,400	2,475

			52,690

UTILITIES 9.5%
Ameren Corp. 1.750% due 03/15/2028		1,000	967
Appalachian Power Co. 2.700% due 04/01/2031		1,200	1,231
Arizona Public Service Co. 2.200% due 12/15/2031		1,000	972
AT&T, Inc. 2.750% due 06/01/2031		1,300	1,328
Atmos Energy Corp. 1.500% due 01/15/2031		1,400	1,315
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,225
Duke Energy Carolinas LLC 2.550% due 04/15/2031		1,200	1,233
Enel Finance International NV
1.375% due 07/12/2026		1,000	975
2.250% due 07/12/2031		1,000	968
Entergy Corp. 2.950% due 09/01/2026		2,700	2,819
Georgia Power Co. 3.250% due 03/15/2051		1,100	1,106
Monongahela Power Co. 3.550% due 05/15/2027		2,800	2,997
New York State Electric & Gas Corp.
1.950% due 10/01/2030		1,200	1,167
2.150% due 10/01/2031		900	882
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		1,300	1,294
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,432	792
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		113	111
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		2,215	443
Public Service Co. of Oklahoma 2.200% due 08/15/2031		900	885
Rio Oil Finance Trust
9.250% due 07/06/2024		383	413
9.750% due 01/06/2027		2,405	2,764
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,200	1,150
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,591
Southern California Edison Co.
0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~		1,000	1,001
2.250% due 06/01/2030		1,400	1,383
Southwestern Electric Power Co. 4.100% due 09/15/2028		1,000	1,109
Verizon Communications, Inc.
2.550% due 03/21/2031		1,400	1,414

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

2.850% due 09/03/2041		900	890

			34,425

Total Corporate Bonds & Notes (Cost $154,767)			154,691

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.3%
Los Angeles Community College District, California General Obligation Notes, Series 2020 1.606% due 08/01/2028		1,100	1,096

NEW YORK 0.3%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025		1,100	1,096

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031		1,000	1,021

Total Municipal Bonds & Notes (Cost $3,200)			3,213

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
2.024% due 05/01/2038 •		680	715
2.310% due 08/01/2022		95	96
2.329% due 01/01/2036 •		1,233	1,311
3.000% due 10/25/2040		792	826
4.048% due 02/25/2033 •		2,694	2,758
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038		425	481
5.500% due 04/01/2038		121	138
Ginnie Mae
0.000% due 11/20/2039 (a)(d)		2,951	2,781
0.449% due 05/20/2047 •		787	790
0.531% due 04/20/2065 •		451	452
0.541% due 02/20/2067 •		1,719	1,722
0.551% due 06/20/2067 •		260	261
0.701% due 09/20/2065 •		1,851	1,865
0.831% due 08/20/2066 - 08/20/2067 •		3,797	3,841
0.881% due 05/20/2066 - 06/20/2066 •		4,288	4,343
1.031% due 06/20/2067 •		2,730	2,753
3.000% due 11/15/2049		885	913
4.000% due 09/15/2049		562	599
5.000% due 05/15/2047 - 09/15/2047		118	135
Uniform Mortgage-Backed Security
3.000% due 06/01/2029		42	44
3.500% due 03/01/2048		95	101
4.000% due 11/01/2047		3,634	3,881
4.500% due 02/01/2031 - 07/01/2042		124	133
5.500% due 02/01/2036 - 05/01/2036		53	60
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037 - 02/01/2052		23,600	23,586
2.500% due 03/01/2052		6,900	7,007
3.500% due 03/01/2052		5,914	6,209

Total U.S. Government Agencies (Cost $67,278)			67,801

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Bonds
1.375% due 11/15/2040		11,100	10,119
1.375% due 08/15/2050		3,500	3,067
1.625% due 11/15/2050		200	187
2.500% due 02/15/2045		8,000	8,801
2.750% due 08/15/2042		400	456
2.875% due 05/15/2049		9,200	11,086
3.125% due 02/15/2043 (i)		1,930	2,327
3.125% due 08/15/2044		4,700	5,709
3.750% due 11/15/2043 (i)		2,500	3,307

Total U.S. Treasury Obligations (Cost $42,421)			45,059

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.6%
Alba PLC 0.392% due 03/17/2039 •	GBP	2,736	3,608
Ashford Hospitality Trust 1.110% due 06/15/2035 •		$3,000	3,005
Banc of America Funding Trust 2.787% due 05/25/2035 ~		750	774
Bear Stearns Adjustable Rate Mortgage Trust 2.500% due 02/25/2033 ~		17	18
CD Mortgage Trust 3.348% due 11/10/2049		2,263	2,366

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

Chase Mortgage Finance Trust 2.369% due 02/25/2037 ~		8	8
Credit Suisse First Boston Mortgage Securities Corp. 2.970% due 09/25/2033 ~		2	2
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •	GBP	1,656	2,202
Eurosail PLC
1.045% (BP0003M + 0.950%) due 06/13/2045 ~		5,156	6,979
1.045% due 06/13/2045 •		2,799	3,789
FirstMac Mortgage Funding Trust
1.065% due 03/08/2049 •	AUD	964	704
1.315% due 03/08/2049 •		1,500	1,098
Great Hall Mortgages PLC 0.344% due 06/18/2039 •		$1,262	1,244
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		3,439	3,579
GSR Mortgage Loan Trust 2.568% due 01/25/2035 ~		221	220
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	3,288	4,464
HomeBanc Mortgage Trust 0.602% due 03/25/2035 •		$364	328
Impac CMB Trust 0.882% due 10/25/2034 •		1,324	1,318
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		3,446	3,571
Landmark Mortgage Securities PLC 0.494% due 04/17/2044 •	GBP	290	377
Ludgate Funding PLC 0.297% due 12/01/2060 •		2,183	2,877
Mansard Mortgages PLC 0.314% due 04/15/2047 •		633	829
MASTR Adjustable Rate Mortgages Trust 2.732% due 11/21/2034 ~		$526	533
Merrill Lynch Mortgage Investors Trust
0.602% due 11/25/2035 •		183	182
0.932% due 01/25/2029 •		83	83
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,700	5,790
Morgan Stanley Capital Trust 3.436% due 12/15/2049		2,164	2,273
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	3,926	4,341
Structured Adjustable Rate Mortgage Loan Trust 2.640% due 09/25/2034 ~		$1,168	1,200
Tharaldson Hotel Portfolio Trust 1.154% due 11/11/2034 •		2,430	2,430
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	1,129	1,541
UWM Mortgage Trust 2.500% due 11/25/2051 ~		$1,188	1,187
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 07/25/2045 •		98	97
0.682% due 10/25/2045 •		1,986	1,992
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,353	4,498
3.486% due 12/15/2059		4,800	5,015

Total Non-Agency Mortgage-Backed Securities (Cost $74,433)			74,522

ASSET-BACKED SECURITIES 2.0%
Countrywide Asset-Backed Certificates Trust, Inc. 0.642% due 12/25/2034 •		1,871	1,836
Delta Funding Home Equity Loan Trust 7.030% due 08/15/2030		4	4
Driver Australia Trust 0.947% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	528	384
Merrill Lynch Mortgage Investors Trust 0.897% due 09/25/2035 •		$474	474
SBA Tower Trust 3.869% due 10/15/2049 þ		1,100	1,140
SLM Student Loan Trust 0.244% due 01/25/2027 •		538	537
SoFi Professional Loan Program LLC 1.053% due 01/25/2039 •		315	317
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		1,863	1,902
Wells Fargo Home Equity Asset-Backed Securities Trust 1.102% due 10/25/2034 •		687	687

Total Asset-Backed Securities (Cost $7,207)			7,281

SOVEREIGN ISSUES 1.6%
Israel Government International Bond 5.500% due 01/31/2022	ILS	3,700	1,195

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

Peru Government International Bond
5.940% due 02/12/2029	PEN	5,000	1,286
6.350% due 08/12/2028		5,000	1,320
8.200% due 08/12/2026		1,000	286
Province of Ontario 1.550% due 11/01/2029	CAD	1,200	928
Province of Quebec 6.350% due 01/30/2026		$600	706

Total Sovereign Issues (Cost $6,386)			5,721

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co. 3.900% due 03/15/2026 •(f)		1,100,000	1,131

Total Preferred Securities (Cost $1,100)			1,131

SHORT-TERM INSTRUMENTS 5.3%
REPURCHASE AGREEMENTS (g) 0.1%			386

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 0.3%
0.000% due 04/06/2022 (d)(e)	ILS	3,800	1,222

U.S. TREASURY BILLS 2.9%
0.050% due 01/18/2022 - 03/31/2022 (c)(d)(k)		$10,500	10,500

U.S. TREASURY CASH MANAGEMENT BILLS 2.0%
0.042% due 03/01/2022 – 03/08/2022 (c)(d)		7,300	7,299

Total Short-Term Instruments (Cost $19,340)			19,407

Total Investments in Securities (Cost $376,132)			378,826

		SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III		1,851,260	17,991

Total Short-Term Instruments (Cost $18,247)			17,991

Total Investments in Affiliates (Cost $18,247)			17,991

Total Investments 109.7% (Cost $394,379)			$396,817
Financial Derivative Instruments (h)(j) (0.3)%(Cost or Premiums, net $(327))			(1,211)
Other Assets and Liabilities, net (9.4)%			(33,983)

Net Assets 100.0%			$361,623

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$386	U.S. Treasury Notes 1.250% due 03/31/2028	$(394)	$386	$386

Total Repurchase Agreements	$(394)	$386	$386

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(106) at a weighted average interest rate of 0.060%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	30	$3,629	$(9)	$2	$0
U.S. Treasury 10-Year Note March Futures	03/2022	502	65,495	278	31	0
United Kingdom Long Gilt March Futures	03/2022	3	507	1	2	0

$270	$35	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond March Futures	03/2022	24	$(3,851)	$(26)	$0	$(14)

Total Futures Contracts	$244	$35	$(14)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.504%	EUR	1,000	$(6)	$(30)	$(36)	$0	$(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.214		1,100	(154)	147	(7)	2	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.164		$3,500	17	(2)	15	0	0

							$(143)	$115	$(28)	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly		12/20/2026		$3,900	$95	$2	$97	$1	$0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	1,200	32	4	36	1	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		2,500	77	(2)	75	2	0

							$204	$4	$208	$4	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	5,900	$(85)	$259	$174	$0	$(151)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	63,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/16/2022		14,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022		69,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/19/2022		18,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022		261,940	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/21/2022		68,700	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	04/07/2022		10,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024		1,600,000	24	(11)	13	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027		170,040	(35)	13	(22)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		10,000	4	(2)	2	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031		2,580,000	(1)	8	7	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		81,900	(71)	18	(53)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		68,700	(111)	35	(76)	5	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051	63,000	(1)	3	2	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051	14,000	0	1	1	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	20,000	11	(1)	10	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051	49,000	0	(1)	(1)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051	18,000	0	(1)	(1)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051	10,000	0	(1)	(1)	1	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	63,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/16/2022	14,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	69,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/19/2022	18,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	261,940	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/21/2022	68,700	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	04/07/2022	10,000	0	0	0	0	0

$(265)	$319	$54	$31	$(152)

Total Swap Agreements	$(204)	$438	$234	$37	$(153)

(i)

Securities with an aggregate market value of $4,125 and cash of $1,502 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	03/2022	MXN	20,765	$988	$0	$(14)
07/2022	PEN	1,847	460	3	0
09/2022	1,174	279	0	(9)
BPS	01/2022	CAD	1,192	936	0	(7)
01/2022	CLP	109,374	126	0	(2)
01/2022	GBP	21,278	28,175	0	(626)
01/2022	$342	EUR	303	3	0
01/2022	370	GBP	278	6	0
02/2022	674	AUD	923	0	(2)
02/2022	1,677	NOK	14,595	0	(21)
10/2022	PEN	1,441	$353	0	(1)
CBK	01/2022	CLP	1,013,203	1,161	0	(25)
02/2022	PEN	4,056	1,036	28	(7)
04/2022	ILS	3,800	1,160	0	(64)
05/2022	PEN	3,571	873	0	(14)
08/2022	523	129	0	0
GLM	01/2022	$520	GBP	386	2	0
02/2022	AUD	4,731	$3,339	0	(104)
02/2022	$1,072	NOK	9,405	0	(4)
03/2022	991	MXN	20,595	2	0
HUS	01/2022	ILS	3,905	$1,190	0	(66)
02/2022	AUD	1,502	1,056	0	(37)
02/2022	JPY	26,363	232	3	0
02/2022	$2,336	JPY	264,200	0	(38)
JPM	02/2022	2,224	252,400	0	(29)
MYI	01/2022	439	GBP	330	8	0
02/2022	1,352	CLP	1,134,390	0	(26)
SCX	01/2022	EUR	6,659	$7,506	0	(75)
02/2022	6,356	7,232	0	(8)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

		02/2022	GBP	21,278		28,818	19			0
UAG		01/2022	$824	CLP		714,621	13			0
		02/2022	CLP	714,621		$823	0			(13)

Total Forward Foreign Currency Contracts							$87		$(1,192)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Russia Government International Bond	1.000%	Quarterly	12/20/2024	0.966%	$1,000	$7	$(6)	$1	$0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.169	3,100	(130)	118	0	(12)

Total Swap Agreements							$(123)	$112	$1	$(12)

(k)

Securities with an aggregate market value of $544 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$67,576	$0		$67,576
Industrials				0		52,690	0		52,690
Utilities				0		34,425	0		34,425
Municipal Bonds & Notes
California				0		1,096	0		1,096
New York				0		1,096	0		1,096
West Virginia				0		1,021	0		1,021
U.S. Government Agencies				0		67,801	0		67,801
U.S. Treasury Obligations				0		45,059	0		45,059
Non-Agency Mortgage-Backed Securities				0		74,522	0		74,522
Asset-Backed Securities				0		7,281	0		7,281
Sovereign Issues				0		5,721	0		5,721
Preferred Securities
Banking & Finance				0		1,131	0		1,131
Short-Term Instruments
Repurchase Agreements				0		386	0		386
Israel Treasury Bills				0		1,222	0		1,222
U.S. Treasury Bills				0		10,500	0		10,500
U.S. Treasury Cash Management Bills				0		7,299	0		7,299

				$0		$378,826	$0		$378,826
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$17,991		$0	$0		$17,991

Total Investments				$17,991		$378,826	$0		$396,817

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				2		70	0		72
Over the counter				0		88	0		88

				$2		$158	$0		$160
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(167)	0		(167)
Over the counter				0		(1,204)	0		(1,204)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2021 (Unaudited)

	$0	$(1,371)	$0	$(1,371)

Total Financial Derivative Instruments	$2	$(1,213)	$0	$(1,211)

Totals	$17,993	$377,613	$0	$395,606

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.3% ¤
CORPORATE BONDS & NOTES 3.7%
BANKING & FINANCE 2.2%
Athene Global Funding 1.444% (US0003M + 1.230%) due 07/01/2022 ~	$1,000	$1,005
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~	900	900
Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •	2,000	2,000
1.217% due 12/06/2023	1,200	1,203
JPMorgan Chase & Co. 3.875% due 02/01/2024	10,000	10,592
Lloyds Bank PLC 2.250% due 08/14/2022	4,000	4,040
Mitsubishi UFJ Financial Group, Inc.
0.914% (US0003M + 0.790%) due 07/25/2022 ~	3,400	3,414
0.985% (US0003M + 0.860%) due 07/26/2023 ~	400	404
Mizuho Financial Group, Inc.
0.800% (US0003M + 0.610%) due 09/08/2024 ~	1,800	1,807
1.081% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,612
Nationwide Building Society 1.700% due 02/13/2023	6,800	6,873
Nordea Bank Abp 1.115% (US0003M + 0.940%) due 08/30/2023 ~	200	202
PNC Financial Services Group, Inc. 2.200% due 11/01/2024	6,000	6,164
Sumitomo Mitsui Financial Group, Inc. 0.901% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,509
Toyota Motor Credit Corp. 0.558% due 05/17/2022 •	600	601

		44,326

INDUSTRIALS 0.6%
BAT Capital Corp. 1.036% (US0003M + 0.880%) due 08/15/2022 ~	2,000	2,005
Charter Communications Operating LLC 4.464% due 07/23/2022	300	304
Daimler Trucks Finance North America LLC 0.550% (SOFRRATE + 0.500%) due 06/14/2023 ~	7,000	7,010
eBay, Inc. 2.750% due 01/30/2023	1,600	1,636
QUALCOMM, Inc. 0.859% (US0003M + 0.730%) due 01/30/2023 ~	500	503
Reckitt Benckiser Treasury Services PLC 0.780% (US0003M + 0.560%) due 06/24/2022 ~	500	501

		11,959

UTILITIES 0.9%
AT&T, Inc. 3.000% due 06/30/2022	1,100	1,109
Atmos Energy Corp. 0.578% (US0003M + 0.380%) due 03/09/2023 ~	5,200	5,201
Southern California Edison Co. 0.520% (SOFRRATE + 0.470%) due 12/02/2022 ~	9,200	9,210
Verizon Communications, Inc. 1.211% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,803

		17,323

Total Corporate Bonds & Notes (Cost $73,658)		73,608

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.436% due 12/25/2044 •	1,215	1,224
0.536% due 07/25/2046 •	2,060	2,063
0.552% due 07/25/2049 •	2,473	2,503
Freddie Mac
0.436% due 03/15/2037 - 08/15/2042 •	4,212	4,233
0.510% due 11/15/2043 •	871	880
0.660% due 01/15/2042 •	248	252

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Ginnie Mae
0.584% due 12/20/2068 •		1,133	1,121
0.711% due 03/20/2065 •		668	673

Total U.S. Government Agencies (Cost $12,891)			12,949

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Harben Finance PLC 0.914% due 08/20/2056 •	GBP	668	906
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •		1,131	1,545
Ripon Mortgages PLC 0.914% due 08/20/2056 •		561	760
Trinity Square PLC 0.900% due 07/15/2059 •		12,551	17,049

Total Non-Agency Mortgage-Backed Securities (Cost $20,018)			20,260

ASSET-BACKED SECURITIES 0.3%
GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •		$4,000	3,994
SLC Student Loan Trust
0.313% due 03/15/2027 •		406	405
0.323% due 06/15/2029 •		647	646
SLM Student Loan Trust
0.553% due 06/25/2043 •		700	694
0.673% due 12/15/2027 •		295	295
0.753% due 12/15/2025 •		384	384

Total Asset-Backed Securities (Cost $6,416)			6,418

SOVEREIGN ISSUES 0.8%
Export-Import Bank of India 1.160% (US0003M + 1.000%) due 08/21/2022 ~		1,500	1,506
Export-Import Bank of Korea 0.745% (US0003M + 0.525%) due 06/25/2022 ~		1,500	1,503
Israel Government International Bond
0.750% due 07/31/2022	ILS	780	252
5.500% due 01/31/2022		9,910	3,201
Korea Development Bank 0.510% (US0003M + 0.350%) due 02/18/2023 ~		$9,200	9,217

Total Sovereign Issues (Cost $15,474)			15,679

		OUNCES
COMMODITIES 3.2%
Gold Warehouse Receipts		32,507	36,619
Platinum Warehouse Receipts		5,490	5,294
Silver Warehouse Receipts		25,164	22,526

Total Commodities (Cost $64,135)			64,439

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 78.6%
REPURCHASE AGREEMENTS (e) 3.4%			68,267

SHORT-TERM NOTES 0.6%
Federal Home Loan Bank 0.041% due 02/02/2022 (c)(d)		$11,000	11,000

AUSTRALIA TREASURY BILLS 1.5%
0.015% due 02/11/2022 (c)(d)	AUD	41,900	30,483

ISRAEL TREASURY BILLS 1.4%
(0.012)% due 02/02/2022 - 12/07/2022 (b)(c)	ILS	86,000	27,658

U.S. TREASURY BILLS 56.7%
0.059% due 01/04/2022 - 05/05/2022 (a)(b)(c)(g)(i)		$1,130,930	1,130,834

U.S. TREASURY CASH MANAGEMENT BILLS 14.5%
0.064% due 03/01/2022 - 03/22/2022 (b)(c)(g)(i)		46,000	45,995

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

0.064% due 03/08/2022 - 04/26/2022 (b)(c)(g)(i)	244,200	244,167

		290,162

MUNICIPAL BONDS & NOTES 0.5%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2021 0.777% due 11/15/2022	$9,700	9,709

Total Municipal Bonds & Notes (Cost $9,700)		9,709

Total Short-Term Instruments (Cost $1,567,086)		1,568,113

Total Investments in Securities (Cost $1,759,678)		1,761,466

	SHARES
INVESTMENTS IN AFFILIATES 10.9%
SHORT-TERM INSTRUMENTS 10.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short Asset Portfolio	8,498,893	84,768
PIMCO Short-Term Floating NAV Portfolio III	13,625,571	132,413

Total Short-Term Instruments (Cost $218,737)		217,181

Total Investments in Affiliates (Cost $218,737)		217,181

Total Investments 99.2% (Cost $1,978,415)		$1,978,647
Financial Derivative Instruments (f)(h) (0.6)%(Cost or Premiums, net $36,779)		(11,891)
Other Assets and Liabilities, net 1.4%		28,178

Net Assets 100.0%		$1,994,934

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$10,167	U.S. Treasury Notes 1.250% due 03/31/2028	$(10,370)	$10,167	$10,167
JPS	0.040	12/31/2021	01/03/2022	58,100	U.S. Treasury Notes 2.875% due 05/15/2028	(59,268)	58,100	58,100

Total Repurchase Agreements	$(69,638)	$68,267	$68,267

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum March Futures	03/2022	169	$11,864	$294	$306	$(11)
Amsterdam Index January Futures	01/2022	28	5,086	86	26	(15)
Arabica Coffee May Futures	05/2022	561	47,545	(2,050)	0	(589)
Australia Government 10-Year Bond March Futures	03/2022	402	40,703	(141)	0	(443)
BIST 30 Index February Futures	02/2022	16,349	25,916	(959)	0	(865)
Brent Crude May Futures	03/2022	9	692	59	0	(15)
CAC 40 Index January Futures	01/2022	111	9,027	88	16	(27)
Coal April Futures	04/2022	8	829	49	0	(12)
Coal June Futures	06/2022	8	780	0	0	(14)
Coal May Futures	05/2022	8	803	23	0	(14)
Copper May Futures	05/2022	381	42,420	1,490	648	0
Corn May Futures	05/2022	125	3,719	(92)	0	(11)
Cotton No. 2 May Futures	05/2022	661	36,514	1,790	0	(317)
DAX Index March Futures	03/2022	16	7,221	18	10	0
E-mini NASDAQ 100 Index March Futures	03/2022	66	21,543	(106)	0	(145)
E-Mini Russell 2000 Index March Futures	03/2022	5	561	1	0	(1)
E-mini S&P 500 Index March Futures	03/2022	49	11,658	205	0	(34)
Euro-Mill Wheat March Futures	03/2022	1,893	30,011	(2,345)	0	(404)
FTSE 100 Index March Futures	03/2022	185	18,340	4	0	(104)
FTSE Taiwan Index January Futures	01/2022	1,165	74,723	1,220	23	0
FTSE/JSE TOP 40 Index March Futures	03/2022	938	39,434	1,003	363	(99)
FTSE/MIB Index March Futures	03/2022	69	10,703	144	12	0
Gas Oil March Futures	03/2022	579	38,388	(692)	0	(622)
Hard Red Winter Wheat May Futures	05/2022	714	28,631	(645)	0	(411)
ICE Carbon Emissions December Futures	12/2022	229	21,027	458	128	(52)
Lead March Futures	03/2022	588	34,016	1,078	1,031	0
Live Cattle April Futures	04/2022	308	17,842	440	0	(6)
MEXBOL Index March Futures	03/2022	667	17,513	422	67	0
Natural Gas April Futures	03/2022	40	2,083	(1,460)	0	(799)
Natural Gas February Futures	01/2022	35	2,264	(3,594)	0	(901)
New York Harbor April Futures	03/2022	376	36,082	2,435	0	(924)
Nickel March Futures	03/2022	311	38,801	1,468	1,468	0
OMX Stockholm 30 Index January Futures	01/2022	849	22,730	485	0	(12)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

RBOB Gasoline April Futures	03/2022	474	46,414	4,171	0	(1,218)
Red Spring Wheat March Futures	03/2022	332	16,301	(806)	0	(158)
Robusta Coffee March Futures	03/2022	756	17,917	576	0	(23)
S&P CNX Nifty Index January Futures	01/2022	1,294	45,133	767	374	0
S&P/Toronto Stock Exchange 60 March Futures	03/2022	59	11,949	7	0	(48)
Soybean Meal May Futures	05/2022	527	20,927	(243)	0	(153)
SPI 200 Index March Futures	03/2022	156	20,847	167	57	(250)
Swiss Market March Futures	03/2022	577	81,041	2,062	0	(13)
Topix Index March Futures	03/2022	21	3,637	94	0	(9)
VSTOXX Mini January Futures	01/2022	228	533	(59)	0	(22)
Wheat May Futures	05/2022	208	8,052	(299)	0	(91)
White Sugar March Futures	02/2022	185	4,598	(41)	22	0
WIG20 Index March Futures	03/2022	1,477	16,709	314	44	0
Zinc March Futures	03/2022	416	36,899	2,656	2,656	0

$10,542	$7,251	$(8,832)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance March Futures	03/2023	212	$(41,090)	$146	$0	$(8)
3-Month EURIBOR March Futures	03/2023	358	(102,074)	(20)	10	0
90-Day Eurodollar March Futures	03/2024	665	(163,557)	(78)	0	(25)
Cocoa March Futures	03/2022	888	(20,445)	(365)	108	(132)
Cocoa May Futures	05/2022	277	(7,072)	(197)	91	0
Euro STOXX Bank March Futures	03/2022	575	(3,290)	(107)	0	(3)
Euro-BTP Italy Government Bond March Futures	03/2022	1,508	(208,758)	586	147	0
FTSE China A50 Index January Futures	01/2022	1,059	(16,625)	45	17	0
Globex Natural Gas April Futures	03/2022	281	(9,855)	225	0	(301)
Gold 100 oz. April Futures	04/2022	353	(64,634)	(1,471)	0	(508)
Gold 100 oz. February Futures	02/2022	200	(36,572)	736	0	(290)
Hang Seng China Enterprises Index January Futures	01/2022	442	(23,431)	(109)	0	(425)
Hang Seng Index January Futures	01/2022	216	(32,481)	(331)	0	(551)
IBEX 35 Index January Futures	01/2022	70	(6,921)	(327)	0	(38)
Iron Ore February Futures	02/2022	1,136	(13,716)	452	0	(247)
Lead March Futures	03/2022	98	(5,669)	(89)	0	0
Lean Hogs April Futures	04/2022	303	(10,511)	(201)	133	0
MSCI Singapore Index January Futures	01/2022	1,353	(34,151)	(305)	251	(341)
Nikkei 225 Index March Futures	03/2022	29	(3,625)	2	24	0
Palladium March Futures	03/2022	86	(16,444)	(2,280)	612	0
Platinum April Futures	04/2022	301	(14,541)	(690)	0	(24)
Silver March Futures	03/2022	193	(22,535)	(415)	0	(282)
Silver May Futures	05/2022	299	(34,955)	(1,464)	0	(434)
Soybean May Futures	05/2022	19	(1,282)	(76)	0	(1)
Soybean Oil May Futures	05/2022	724	(24,574)	(1,057)	0	(195)
Sugar No. 11 May Futures	04/2022	794	(16,541)	193	0	(98)
Volatility S&P 500 Index January Futures	01/2022	177	(3,482)	375	48	0
WTI Crude April Futures	03/2022	4	(298)	(29)	7	0

$(6,851)	$1,448	$(3,903)

Total Futures Contracts	$3,691	$8,699	$(12,735)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	(1.000)%	Quarterly	12/20/2026	$80,180	$3,952	$(746)	$3,206	$0	$(14)

$3,952	$(746)	$3,206	$0	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$1,200	$(27)	$(12)	$(39)	$0	$0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	46,300	4,213	138	4,351	84	0
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	52,700	7,062	167	7,229	175	0

$11,248	$293	$11,541	$259	$0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day INR-MIBOR Compounded-OIS	4.118%	Semi-Annual	09/16/2025	INR	1,301,800	$515	$114	$629	$10	$0
Receive	1-Day INR-MIBOR Compounded-OIS	4.313	Semi-Annual	12/16/2025		549,300	178	71	249	4	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.395	Semi-Annual	12/16/2025		881,400	202	(566)	(364)	0	(7)
Receive	1-Day INR-MIBOR Compounded-OIS	4.710	Semi-Annual	03/17/2026		1,165,000	165	127	292	13	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	03/17/2026		1,316,200	(287)	126	(161)	14	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	06/16/2026		66,000	(14)	11	(3)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.250	Semi-Annual	09/15/2026		9,008,700	552	(464)	88	0	(137)
Receive	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026		2,386,400	280	(316)	(36)	36	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026		3,761,100	398	(103)	295	0	(60)
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	12/15/2026		1,981,300	40	(485)	(445)	31	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	03/16/2032	JPY	33,270,000	(59)	(970)	(1,029)	0	(545)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.750	Semi-Annual	09/15/2026	SGD	142,700	(1,061)	(1,176)	(2,237)	0	(158)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.000	Semi-Annual	12/15/2026		425,400	1,443	2,371	3,814	479	0
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2027		72,600	(73)	(87)	(160)	0	(58)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	03/16/2027		$12,800	75	36	111	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	03/16/2032		16,000	(322)	110	(212)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	03/16/2052		11,600	1,024	(238)	786	35	0
Receive	1-Year BRL-CDI	5.338	Maturity	01/02/2025	BRL	82,200	815	613	1,428	10	0
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025		74,500	649	560	1,209	9	0
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025		71,900	(471)	(547)	(1,018)	0	(8)
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025		86,500	(814)	(646)	(1,460)	0	(10)
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025		219,900	(1,950)	(1,648)	(3,598)	0	(26)
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025		225,800	1,092	1,738	2,830	25	0
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025		103,500	(575)	(793)	(1,368)	0	(12)
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025		78,500	(533)	(596)	(1,129)	0	(9)
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025		50,200	(96)	(392)	(488)	0	(5)
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025		123,300	194	966	1,160	13	0
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025		3,500	4	28	32	0	0
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025		187,800	570	1,458	2,028	21	0
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025		169,000	502	1,313	1,815	19	0
Receive	1-Year BRL-CDI	6.840	Maturity	01/02/2025		267,300	1,179	2,058	3,237	30	0
Pay	1-Year BRL-CDI	6.912	Maturity	01/02/2025		154,100	(1,919)	998	(921)	0	(16)
Receive	1-Year BRL-CDI	7.010	Maturity	01/02/2025		112,400	413	870	1,283	12	0
Receive	1-Year BRL-CDI	7.328	Maturity	01/02/2025		349,600	(206)	3,702	3,496	38	0
Pay	1-Year BRL-CDI	7.715	Maturity	01/02/2025		176,500	0	(1,678)	(1,678)	0	(19)
Pay	1-Year BRL-CDI	8.075	Maturity	01/02/2025		15,000	35	(148)	(113)	0	(2)
Receive	1-Year BRL-CDI	8.180	Maturity	01/02/2025		200,300	0	1,555	1,555	21	0
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025		248,700	3,084	(2,104)	980	0	(23)
Receive	1-Year BRL-CDI	8.730	Maturity	01/02/2025		223,700	0	1,285	1,285	23	0
Receive	1-Year BRL-CDI	8.985	Maturity	01/02/2025		168,600	0	797	797	17	0
Receive	1-Year BRL-CDI	9.630	Maturity	01/02/2025		460,500	147	811	958	46	0
Receive	1-Year BRL-CDI	10.193	Maturity	01/02/2025		137,600	(112)	171	59	13	0
Pay	1-Year BRL-CDI	10.813	Maturity	01/02/2025		256,200	0	430	430	0	(24)
Pay	1-Year BRL-CDI	10.445	Maturity	01/04/2027		451,800	0	(65)	(65)	0	(100)
Receive	1-Year BRL-CDI	11.575	Maturity	01/04/2027		118,800	0	(670)	(670)	27	0
Pay(5)	3-Month CAD-Bank Bill	2.000	Semi-Annual	03/16/2032	CAD	91,300	6	(51)	(45)	114	0
Receive	3-Month CNY-CNREPOFIX	2.268	Quarterly	09/16/2025	CNY	117,400	(104)	131	27	9	0
Receive	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		493,500	(1,090)	1,129	39	39	0
Receive	3-Month CNY-CNREPOFIX	2.345	Quarterly	09/16/2025		168,100	(119)	85	(34)	13	0
Receive	3-Month CNY-CNREPOFIX	2.725	Quarterly	09/16/2025		76,100	12	(189)	(177)	5	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	12/16/2025		63,700	(8)	126	118	0	(4)
Receive	3-Month CNY-CNREPOFIX	2.645	Quarterly	12/16/2025		135,600	(7)	(255)	(262)	9	0
Receive	3-Month CNY-CNREPOFIX	2.718	Quarterly	12/16/2025		66,800	7	(165)	(158)	4	0
Receive	3-Month CNY-CNREPOFIX	2.780	Quarterly	12/16/2025		453,400	37	(1,278)	(1,241)	27	0
Pay	3-Month CNY-CNREPOFIX	2.623	Quarterly	03/17/2026		24,000	(23)	67	44	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.663	Quarterly	03/17/2026		106,000	(72)	291	219	0	(9)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		130,200	(50)	350	300	0	(11)
Pay	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		59,500	12	159	171	0	(5)
Pay	3-Month CNY-CNREPOFIX	2.823	Quarterly	03/17/2026		116,600	49	309	358	0	(9)
Receive	3-Month CNY-CNREPOFIX	2.900	Quarterly	03/17/2026		354,400	(338)	(925)	(1,263)	27	0
Receive	3-Month CNY-CNREPOFIX	2.927	Quarterly	03/17/2026		90,000	(102)	(234)	(336)	7	0
Receive	3-Month CNY-CNREPOFIX	2.993	Quarterly	03/17/2026		115,000	(183)	(293)	(476)	8	0
Pay	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026		905,900	353	2,387	2,740	0	(89)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/15/2026		244,900	(68)	(178)	(246)	31	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/15/2026		1,249,400	1,333	2,102	3,435	0	(146)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026		739,000	(132)	858	726	0	(106)
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025	COP	32,399,200	397	(212)	185	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	18	206	224	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	54	244	298	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	(77)	(911)	(988)	6	0
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	(101)	(729)	(830)	4	0
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	(285)	961	676	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	(192)	(817)	(1,009)	8	0
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	(796)	2,243	1,447	0	(11)
Pay	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		34,052,300	236	(1,167)	(931)	6	0
Receive	3-Month COP-IBR Compounded-OIS	3.940	Quarterly	03/05/2026		89,552,200	(646)	2,414	1,768	0	(18)
Receive	3-Month COP-IBR Compounded-OIS	4.110	Quarterly	03/23/2026		115,138,400	(557)	2,696	2,139	0	(23)
Receive	3-Month COP-IBR Compounded-OIS	4.240	Quarterly	04/16/2026		50,997,400	(39)	897	858	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	4.490	Quarterly	04/30/2026		49,073,600	(43)	(676)	(719)	10	0
Pay	3-Month COP-IBR Compounded-OIS	4.885	Quarterly	05/14/2026		50,530,000	0	(564)	(564)	11	0
Pay	3-Month COP-IBR Compounded-OIS	4.660	Quarterly	06/11/2026		53,430,200	(175)	(577)	(752)	11	0
Receive	3-Month COP-IBR Compounded-OIS	6.190	Quarterly	11/05/2026		5,041,000	0	(9)	(9)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	11/05/2026		87,500,000	0	(158)	(158)	0	(17)
Receive	3-Month COP-IBR Compounded-OIS	6.210	Quarterly	11/05/2026		87,500,000	0	(167)	(167)	0	(17)
Pay	3-Month COP-IBR Compounded-OIS	6.280	Quarterly	12/03/2026		92,433,900	0	177	177	18	0
Receive	3-Month COP-IBR Compounded-OIS	6.130	Quarterly	12/13/2026		139,603,500	0	(3)	(3)	0	(26)
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025	HKD	207,300	689	(532)	157	0	(7)
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	2,605	(1,432)	1,173	0	(16)
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	1,592	(821)	771	0	(9)
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	(1,075)	538	(537)	6	0
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	190	(280)	(90)	0	(5)
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	(183)	206	23	4	0
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	811	(486)	325	0	(7)
Receive	3-Month HKD-HIBOR	0.575	Quarterly	09/16/2025		110,900	97	235	332	7	0
Pay	3-Month HKD-HIBOR	0.618	Quarterly	09/16/2025		236,200	(153)	(506)	(659)	0	(14)
Receive	3-Month HKD-HIBOR	0.700	Quarterly	09/16/2025		317,800	65	698	763	19	0
Pay	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	32	(262)	(230)	0	(7)
Receive	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	(566)	742	176	17	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	3-Month HKD-HIBOR	0.550	Quarterly	12/16/2025		101,900	135	215	350	7	0
Pay	3-Month HKD-HIBOR	0.583	Quarterly	12/16/2025		232,700	(265)	(495)	(760)	0	(17)
Pay	3-Month HKD-HIBOR	0.680	Quarterly	12/16/2025		93,400	(55)	(204)	(259)	0	(7)
Receive	3-Month HKD-HIBOR	0.698	Quarterly	12/16/2025		58,000	28	128	156	4	0
Pay	3-Month HKD-HIBOR	0.705	Quarterly	12/16/2025		60,000	(27)	(132)	(159)	0	(4)
Pay	3-Month HKD-HIBOR	0.500	Quarterly	03/17/2026		450,200	(884)	(930)	(1,814)	0	(42)
Receive	3-Month HKD-HIBOR	0.560	Quarterly	03/17/2026		83,300	134	175	309	8	0
Receive	3-Month HKD-HIBOR	0.568	Quarterly	03/17/2026		152,300	237	322	559	14	0
Pay	3-Month HKD-HIBOR	0.598	Quarterly	03/17/2026		65,100	(90)	(138)	(228)	0	(6)
Receive	3-Month HKD-HIBOR	0.607	Quarterly	03/17/2026		180,800	239	386	625	17	0
Receive	3-Month HKD-HIBOR	0.608	Quarterly	03/17/2026		154,400	204	329	533	14	0
Receive	3-Month HKD-HIBOR	0.670	Quarterly	03/17/2026		229,500	217	499	716	21	0
Receive	3-Month HKD-HIBOR	0.900	Quarterly	03/17/2026		594,600	(256)	1,383	1,127	53	0
Pay	3-Month HKD-HIBOR	0.910	Quarterly	03/17/2026		98,100	48	(229)	(181)	0	(9)
Receive	3-Month HKD-HIBOR	1.000	Quarterly	03/17/2026		179,800	(185)	430	245	16	0
Pay	3-Month HKD-HIBOR	1.000	Quarterly	06/16/2026		481,500	371	(1,120)	(749)	0	(52)
Receive	3-Month HKD-HIBOR	0.750	Quarterly	09/15/2026		663,700	323	1,828	2,151	89	0
Pay	3-Month HKD-HIBOR	0.883	Quarterly	09/15/2026		2,100	0	(5)	(5)	0	0
Receive	3-Month HKD-HIBOR	1.250	Quarterly	12/15/2026		963,300	(47)	430	383	146	0
Pay(5)	3-Month HKD-HIBOR	1.500	Quarterly	03/16/2027		587,700	367	42	409	43	0
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	0	(93)	(93)	15	0
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	0	7	7	0	(39)
Receive	3-Month ILS-TELBOR	0.601	Annual	07/05/2026		46,700	(29)	54	25	16	0
Pay	3-Month ILS-TELBOR	0.520	Annual	07/26/2026		358,400	0	(726)	(726)	0	(129)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026		690,300	9	(168)	(159)	262	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(15)	291	276	0	(33)
Receive	3-Month ILS-TELBOR	1.049	Annual	11/12/2026		101,400	0	(530)	(530)	41	0
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	286	133	419	0	(61)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	131	(42)	89	0	(187)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	0	57	57	0	(67)
Pay	3-Month KRW-KORIBOR	0.830	Quarterly	09/16/2025	KRW	26,840,300	(631)	(187)	(818)	13	0
Receive	3-Month KRW-KORIBOR	0.850	Quarterly	09/16/2025		12,070,000	275	85	360	0	(6)
Receive	3-Month KRW-KORIBOR	0.910	Quarterly	09/16/2025		17,607,400	361	132	493	0	(9)
Receive	3-Month KRW-KORIBOR	0.888	Quarterly	12/16/2025		9,950,000	234	71	305	0	(5)
Receive	3-Month KRW-KORIBOR	1.135	Quarterly	03/17/2026		107,311,400	1,643	920	2,563	0	(63)
Receive	3-Month KRW-KORIBOR	1.400	Quarterly	03/17/2026		79,345,400	330	827	1,157	0	(48)
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	06/16/2026		51,825,400	30	577	607	0	(34)
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	09/15/2026		143,410,200	996	776	1,772	0	(97)
Receive	3-Month KRW-KORIBOR	1.625	Quarterly	09/15/2026		13,358,400	(1)	101	100	0	(9)
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		51,526,800	342	48	390	37	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025	ZAR	553,100	2,181	(913)	1,268	19	0
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	237	(210)	0	(7)
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(321)	313	9	0
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	1,039	(1,528)	0	(24)
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	1,353	(1,682)	0	(32)
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(293)	212	11	0
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(220)	187	8	0
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(281)	(18)	12	0
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(177)	(246)	13	0
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(44)	(215)	(259)	15	0
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	(76)	(35)	(111)	4	0
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	144	624	0	(19)
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	49	522	0	(17)
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	354	397	0	(52)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	16	7	0	(2)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(885)	(770)	64	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(687)	(678)	48	0
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	982	982	0	(118)
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	(12)	24	0	(24)
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(990)	(1,004)	103	0
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	407	407	0	(59)
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	(142)	127	0	(119)
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	969	969	64	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	3	17	1	0
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(9)	(9)	14	0
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(19)	(19)	42	0
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(3)	(3)	8	0
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	96	96	96	0
Pay	6-Month CLP-CHILIBOR	2.280	Semi-Annual	02/14/2025	CLP	5,878,100	74	(674)	(600)	16	0
Pay	6-Month CLP-CHILIBOR	1.915	Semi-Annual	03/09/2025		10,897,800	(92)	(1,199)	(1,291)	35	0
Pay	6-Month CLP-CHILIBOR	1.520	Semi-Annual	05/08/2025		392,900	(14)	(41)	(55)	1	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	6-Month CLP-CHILIBOR	1.190	Semi-Annual	08/14/2025		1,251,700	79	127	206	0	(3)
Receive	6-Month CLP-CHILIBOR	1.310	Semi-Annual	10/23/2025		279,400	17	29	46	0	(1)
Receive	6-Month CLP-CHILIBOR	1.750	Semi-Annual	02/12/2026		14,274,600	629	1,627	2,256	0	(35)
Receive	6-Month CLP-CHILIBOR	2.290	Semi-Annual	03/09/2026		16,319,000	157	2,041	2,198	0	(49)
Receive	6-Month CLP-CHILIBOR	2.525	Semi-Annual	03/22/2026		16,304,900	(89)	2,124	2,035	0	(52)
Pay	6-Month CLP-CHILIBOR	2.500	Semi-Annual	05/07/2026		9,017,900	7	(1,185)	(1,178)	22	0
Pay	6-Month CLP-CHILIBOR	2.840	Semi-Annual	05/28/2026		12,369,600	0	(1,444)	(1,444)	20	0
Receive	6-Month CLP-CHILIBOR	3.075	Semi-Annual	06/11/2026		12,134,300	0	1,304	1,304	0	(8)
Receive	6-Month CLP-CHILIBOR	3.170	Semi-Annual	06/21/2026		15,197,900	0	1,579	1,579	0	(5)
Pay	6-Month CLP-CHILIBOR	3.570	Semi-Annual	07/09/2026		20,313,700	3	(1,549)	(1,546)	9	0
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	07/19/2026		5,879,800	0	555	555	0	(7)
Receive	6-Month CLP-CHILIBOR	3.728	Semi-Annual	08/20/2026		37,043,400	0	2,651	2,651	0	(101)
Receive	6-Month CLP-CHILIBOR	4.395	Semi-Annual	09/24/2026		16,226,600	0	659	659	0	(50)
Receive	6-Month CLP-CHILIBOR	5.620	Semi-Annual	10/22/2026		52,420,300	0	(1,053)	(1,053)	0	(143)
Pay	6-Month CLP-CHILIBOR	5.220	Semi-Annual	11/19/2026		26,905,300	0	(106)	(106)	54	0
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		401,600	(154)	1,093	939	55	0
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	(480)	(2,481)	(2,961)	0	(138)
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	(130)	(363)	(493)	0	(22)
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	(518)	(1,473)	(1,991)	0	(88)
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	(542)	(793)	(1,335)	0	(53)
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	(409)	(634)	(1,043)	0	(11)
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	334	541	875	29	0
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	(247)	(295)	(542)	0	(15)
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025		107,400	241	320	561	13	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		5,600	12	16	28	1	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		267,200	(611)	(799)	(1,410)	0	(51)
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025		1,144,600	1,690	3,956	5,646	131	0
Receive	6-Month CZK-PRIBOR	1.570	Annual	03/09/2026		946,700	464	3,001	3,465	162	0
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026		710,300	349	2,251	2,600	134	0
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	2,590	2,467	74	0
Pay	6-Month CZK-PRIBOR	1.715	Annual	07/23/2026		1,307,800	(75)	(5,092)	(5,167)	0	(157)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	8,089	10,572	433	0
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025	HUF	12,565,900	580	3,092	3,672	109	0
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	1,549	1,803	55	0
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	969	1,102	34	0
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	681	798	24	0
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(3,010)	(4,199)	0	(114)
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(1,752)	(2,569)	0	(69)
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(1,721)	(2,401)	0	(68)
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,618	3,943	5,561	163	0
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(2,114)	(3,363)	0	(92)
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	933	1,131	40	0
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	1,365	1,692	53	0
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	33	145	178	6	0
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(1,771)	(2,696)	0	(66)
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(1,949)	(3,053)	0	(62)
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(1,132)	(1,803)	0	(40)
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	123	194	4	0
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	4,903	7,242	178	0
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(1,895)	(2,733)	0	(65)
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(5,173)	(7,461)	0	(169)
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	2,807	3,909	94	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	4,376	6,073	146	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	3,084	3,093	117	0
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	6,209	6,293	245	0
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(549)	(566)	0	(21)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(2,458)	(2,244)	0	(72)
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	4,888	5,864	213	0
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	3,272	4,187	184	0
Pay	6-Month PLN-WIBOR	1.775	Annual	06/04/2026	CZK	848,900	113	(3,122)	(3,009)	0	(113)
Receive	6-Month PLN-WIBOR	1.934	Annual	07/02/2026		1,432,000	0	4,984	4,984	138	0
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025	PLN	298,500	(1,972)	4,688	2,716	0	(3)
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	(5,638)	(3,597)	0	(41)
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	(5,043)	(4,016)	0	(63)
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	(569)	(580)	0	(10)
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	1,080	1,301	25	0
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(593)	(808)	0	(11)
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(40)	(52)	0	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	259	655	914	4	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	(1,177)	(1,741)	0	(23)
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	(2,284)	(3,398)	2	0
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	2,025	2,849	11	0
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	6,306	8,259	42	0
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	2,085	2,289	25	0
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026		269,600	786	5,083	5,869	81	0
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	1,474	1,461	2	0
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(308)	(303)	1	0
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	9,629	10,673	42	0
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(444)	(444)	0	(10)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	2,296	2,488	32	0
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(120)	(120)	6	0
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(73)	(73)	7	0
Pay(5)	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		103,500	0	4	4	4	0
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025		1,137,700	(1,705)	3,177	1,472	16	0
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	723	367	4	0
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	199	51	1	0
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	1,076	237	5	0
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(1,817)	(1,113)	0	(9)
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(1,309)	(788)	0	(7)
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(754)	(858)	0	(5)
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(551)	(626)	0	(3)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(867)	(1,214)	0	(7)
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	55	92	0	0
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	571	948	4	0
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	1,551	2,682	10	0
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(1,221)	(1,891)	0	(4)
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	2,427	4,673	8	0
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	369	1,396	1,765	3	0
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	1,520	1,262	2	0
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	660	665	1	0
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	636	636	0	0
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(1,247)	(1,514)	0	(1)
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(40)	(40)	0	0
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026		276,450	0	415	415	0	(1)
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026		276,450	0	410	410	0	(1)
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026		484,000	0	622	622	0	(3)
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026		2,537,800	25	1,442	1,467	0	(14)
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026		473,600	0	200	200	0	(4)
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026		460,300	0	(166)	(166)	0	(4)
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026		857,680	0	43	43	0	(8)
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026		212,990	0	(49)	(49)	2	0
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026		300,000	0	(53)	(53)	3	0
Receive	28-Day MXN-TIIE	7.570	Lunar	11/19/2026		409,700	0	(139)	(139)	0	(3)
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026		2,318,700	0	(1,298)	(1,298)	19	0
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026		665,000	0	194	194	0	(5)

							$19,456	$83,586	$103,042	$6,068	$(5,380)

Total Swap Agreements							$34,656	$83,133	$117,789	$6,327	$(5,394)

(g)

Securities with an aggregate market value of $149,230 and cash of $7,053 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

(5)						This instrument has a forward starting effective date.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022		$6,955	MXN	144,792	$107	$0
	03/2022	AUD	32,200		$23,009	0	(422)
	03/2022	CAD	167,713		131,134	24	(1,455)
	03/2022	CNH	745,161		116,000	0	(689)
	03/2022	INR	3,712,158		48,700	0	(703)
	03/2022	JPY	33,020,400		291,275	4,052	0
	03/2022	MXN	144,792		6,889	0	(110)
	03/2022	SEK	100,000		11,064	0	(9)
	03/2022	SGD	10,429		7,613	0	(123)
	03/2022		$116,042	CNH	743,370	367	0
	03/2022		18,679	EUR	16,477	107	0
	03/2022		78,470	INR	6,002,962	1,420	0
	03/2022		43,966	JPY	5,000,000	0	(474)
	03/2022		20,171	MXN	421,007	131	0
	03/2022		11,700	SGD	15,823	37	0
	03/2022		45,458	TWD	1,251,614	0	(68)
	04/2022		115,783	CNH	745,161	690	0
BPS	01/2022	MXN	144,792		$7,071	8	0
	01/2022		$11,154	IDR	162,034,150	229	0
	02/2022		994	MXN	20,780	13	0
	03/2022	BRL	110,340		$18,900	0	(565)
	03/2022	CAD	106,400		83,747	32	(387)
	03/2022	CHF	33,000		35,983	0	(301)
	03/2022	GBP	82,640		109,772	0	(2,052)
	03/2022	ILS	78,185		25,100	0	(63)
	03/2022	INR	3,564,669		46,700	0	(740)
	03/2022	KRW	15,641,640		13,300	169	0
	03/2022	NZD	70,800		48,316	0	(122)
	03/2022	RUB	440,965		5,800	0	(14)
	03/2022	THB	1,717,731		50,624	0	(783)
	03/2022		$111,362	CHF	102,450	1,281	0
	03/2022		13,200	CZK	292,189	82	0
	03/2022		4,440	EUR	3,924	34	0
	03/2022		25,142	JPY	2,859,192	0	(272)
	03/2022		3,050	MXN	64,418	57	0
	03/2022		427	PLN	1,748	4	0
	10/2022	PEN	8,899		$2,180	0	(6)
BRC	03/2022	GBP	343		453	0	(11)
	03/2022	MYR	76,519		17,960	0	(387)
	03/2022	THB	403,058		12,033	0	(29)
	03/2022		$81,322	AUD	113,900	1,560	0
	03/2022		2,450	CAD	3,129	24	0
	03/2022		3,783	CHF	3,480	43	0
	03/2022		12,400	KRW	14,566,900	0	(171)
	03/2022	ZAR	37,098		$2,314	9	0
	04/2022	AUD	113,900		81,330	0	(1,561)
CBK	01/2022	BRL	45,040		7,954	0	(133)
	01/2022	ILS	1,572		488	0	(18)
	01/2022		$8,071	BRL	45,039	15	0
	02/2022	ILS	3,341		$1,045	0	(30)
	02/2022	PEN	6,678		1,636	0	(34)
	02/2022		$14,118	CLP	10,997,411	0	(1,261)
	03/2022	ILS	4,351		$1,349	0	(51)
	03/2022	PEN	65,697		15,859	0	(537)
	03/2022	RON	190		43	0	0
	03/2022	TRY	41,427		2,228	0	(715)
	03/2022		$212,004	CAD	270,984	2,189	0
	03/2022		12,000	CLP	10,218,000	0	(138)
	03/2022		2,146	CZK	47,839	29	0
	03/2022		301,653	GBP	226,330	4,603	0
	03/2022		9,648	HUF	3,143,040	5	(36)
	03/2022		26,384	JPY	3,000,000	0	(289)
	03/2022		35,000	SGD	47,326	106	0
	03/2022		3,304	TRY	52,388	531	(113)
	03/2022	ZAR	435,091		$27,343	314	0
	04/2022	CAD	270,984		211,966	0	(2,194)
	04/2022	GBP	226,330		301,575	0	(4,625)
	04/2022	ILS	7,700		2,357	0	(122)
	04/2022	MXN	639,658		29,476	0	(1,176)
	04/2022	PEN	20,220		5,023	0	(8)
	06/2022	ILS	5,800		1,790	0	(80)
	08/2022		5,341		1,660	0	(66)
	10/2022		10		3	0	0
	12/2022		18,804		6,015	0	(84)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

DUB	02/2022		500		159	0	(2)
FBF	03/2022	TRY	30,869		2,522	329	0
GLM	01/2022	PEN	7,515		1,824	0	(58)
	01/2022		$197	MXN	4,017	0	(1)
	02/2022	COP	122,407,392		$32,175	2,175	0
	02/2022	MXN	131,080		6,087	0	(265)
	03/2022	CAD	27,800		21,584	0	(390)
	03/2022	EUR	99,821		112,835	0	(978)
	03/2022	GBP	133,998		177,492	0	(3,826)
	03/2022	HUF	14,941,537		45,875	157	0
	03/2022	ILS	1,340		408	0	(23)
	03/2022	JPY	14,250,000		124,042	91	0
	03/2022	MYR	101,322		23,801	0	(493)
	03/2022	RON	235,460		53,390	0	(412)
	03/2022	THB	384,012		11,467	0	(26)
	03/2022	TRY	33,312		2,470	103	0
	03/2022		$15,710	CHF	14,445	173	0
	03/2022		33,441	EUR	29,584	290	0
	03/2022		16,065	GBP	12,128	346	0
	03/2022		19,521	JPY	2,200,000	0	(384)
	03/2022		14,748	MXN	306,732	42	0
	03/2022		1,110	TRY	16,174	39	0
	03/2022		342	ZAR	5,366	0	(9)
	11/2022	ILS	39,608		$12,810	0	(22)
HUS	01/2022		2,786		852	0	(44)
	02/2022		$1,722	MXN	37,348	88	0
	03/2022	CLP	13,926,157		$16,495	292	0
	03/2022	CZK	543,391		23,980	0	(720)
	03/2022	EUR	4,807		5,459	0	(22)
	03/2022	GBP	2,307		3,107	0	(15)
	03/2022	NZD	56,100		38,069	0	(312)
	03/2022	PLN	42,832		10,502	0	(72)
	03/2022	RUB	411,240		5,460	38	0
	03/2022	SGD	33,293		24,305	0	(391)
	03/2022	TWD	793,699		28,700	0	(83)
	03/2022		$1,733	CZK	38,708	26	0
	03/2022		7,593	EUR	6,703	50	0
	03/2022		840	HUF	276,144	5	0
	03/2022		86,871	ILS	268,864	0	(339)
	03/2022		113,038	JPY	12,853,308	0	(1,236)
	03/2022		6,098	PLN	25,070	91	0
	03/2022		1,363	TRY	20,700	107	0
	03/2022		418	ZAR	6,727	0	0
IND	02/2022	CLP	43,548,145		$55,937	5,146	0
	02/2022		$538	MXN	11,092	0	0
	03/2022	EUR	4,471		$5,049	0	(48)
	03/2022		$1,495	GBP	1,125	28	0
	03/2022		477	MXN	9,984	6	0
	03/2022		1,040	ZAR	16,679	0	(4)
JPM	01/2022	IDR	530,583,600		$37,200	0	(86)
	03/2022	EUR	3,624		4,093	0	(39)
	03/2022	HKD	9,773		1,254	1	0
	03/2022	KRW	49,833,680		42,150	314	0
	03/2022	MXN	362,808		16,700	0	(797)
	03/2022	SGD	42,872		31,277	0	(525)
	03/2022	TRY	89,186		6,132	0	(204)
	03/2022		$37,200	IDR	533,001,600	0	(14)
	03/2022		17,600	INR	1,322,816	4	0
	03/2022		58,142	MXN	1,220,321	710	0
	03/2022		178	PLN	728	1	0
	03/2022		388	ZAR	6,244	0	0
	03/2022	ZAR	132,493		$8,200	0	(31)
MYI	01/2022	BRL	115,265		20,655	0	(39)
	01/2022	ILS	6,099		1,866	0	(95)
	01/2022		$20,187	BRL	115,265	507	0
	01/2022		37,200	IDR	529,728,000	26	0
	02/2022	BRL	115,265		$20,051	0	(503)
	02/2022		$6,387	CLP	5,359,263	0	(121)
	03/2022	NOK	82,000		$9,032	0	(267)
	03/2022	PHP	1,220,604		24,104	491	0
	03/2022	SEK	802,315		88,553	0	(289)
	03/2022		$1,047	CHF	964	13	0
	03/2022		224	CZK	5,027	5	0
	03/2022		3,999	EUR	3,527	22	0
	03/2022		5,409	KZT	2,439,025	68	0
	03/2022		139,229	NZD	206,800	2,254	0
	03/2022		595	PLN	2,438	7	0
	03/2022		100,165	SEK	912,000	821	0
	03/2022		2,012	TRY	29,757	116	(15)
	04/2022	NZD	206,800		$139,133	0	(2,259)
	04/2022	SEK	912,000		100,192	0	(826)
RBC	02/2022	AUD	41,900		30,033	0	(454)
	02/2022	COP	88,169,425		22,115	506	0
	02/2022	MXN	109,961		5,316	0	(13)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

03/2022	EUR	1,273	1,443	0	(9)
03/2022	$2,755	CHF	2,532	29	0
RYL	03/2022	EUR	2,258	$2,558	0	(16)
03/2022	GBP	1,019	1,352	0	(26)
03/2022	$2,047	CHF	1,877	16	0
03/2022	85,313	EUR	75,625	912	0
03/2022	1,483	GBP	1,125	39	0
04/2022	EUR	75,625	$85,373	0	(913)
SCX	03/2022	GBP	1,117	1,487	0	(25)
03/2022	TRY	16,251	1,244	89	0
03/2022	$6,251	GBP	4,706	117	0
03/2022	812	TRY	10,257	0	(84)
SOG	03/2022	177	PLN	724	2	0
03/2022	980	SEK	8,895	5	0
SSB	01/2022	BRL	70,226	$12,494	0	(114)
TOR	01/2022	$502	MXN	10,356	2	0
03/2022	CHF	125,375	$136,704	0	(1,146)
03/2022	EUR	1,237	1,401	0	(9)
03/2022	GBP	11,534	15,301	0	(306)
03/2022	NOK	467,100	51,514	0	(1,456)
03/2022	NZD	79,917	53,941	0	(735)
03/2022	$8,472	EUR	7,477	54	0
03/2022	1,256	GBP	947	25	0
03/2022	25,059	IDR	363,088,046	273	0
03/2022	1,491	MXN	31,601	32	0
UAG	02/2022	1,598	33,808	41	0
03/2022	AUD	82,419	$58,725	0	(1,249)
03/2022	$490	MXN	10,297	8	0
03/2022	444	TRY	6,471	16	0
03/2022	512	ZAR	8,190	0	(4)

Total Forward Foreign Currency Contracts	$35,420	$(46,071)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

HUS	Call - OTC AUD versus USD	$0.790	01/27/2022	110,000	$8	$1
Call - OTC GBP versus USD	1.438	01/10/2022	50,000	6	0
Call - OTC GBP versus USD	1.440	01/27/2022	95,000	13	0
Call - OTC NZD versus USD	0.740	01/26/2022	200,000	14	2
Put - OTC USD versus CAD	CAD	1.200	01/04/2022	50,000	5	0
Put - OTC USD versus CAD	1.180	01/07/2022	60,000	6	0
Put - OTC USD versus CAD	1.220	01/17/2022	85,000	8	4
Put - OTC USD versus CHF	CHF	0.835	01/10/2022	60,000	6	0
Put - OTC USD versus JPY	JPY	103.500	02/02/2022	180,000	18	2

Total Purchased Options	$84	$9

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$299	$299	$0
Pay	3-Month ILS-TELBOR	0.335	Annual	11/29/2024	52,800	0	(79)	0	(79)
Pay	3-Month ILS-TELBOR	0.403	Annual	01/31/2025	67,600	0	(6)	0	(6)
Pay	3-Month ILS-TELBOR	0.330	Annual	02/14/2025	84,900	0	(96)	0	(96)
Pay	3-Month ILS-TELBOR	0.305	Annual	05/15/2025	83,800	0	(187)	0	(187)
Pay	3-Month ILS-TELBOR	0.265	Annual	05/29/2025	126,000	0	(359)	0	(359)
Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025	6,300	9	15	24	0
Receive	3-Month ILS-TELBOR	0.330	Annual	09/04/2025	50,500	0	147	147	0
Receive	3-Month ILS-TELBOR	0.684	Annual	03/10/2026	120,400	0	(244)	0	(244)
Receive	3-Month ILS-TELBOR	0.712	Annual	03/19/2026	325,900	0	(779)	0	(779)
Receive	3-Month KRW-KORIBOR	1.425	Quarterly	01/28/2025	KRW	56,782,600	0	519	519	0
Receive	3-Month KRW-KORIBOR	1.372	Quarterly	03/18/2025	16,252,700	0	188	188	0
Pay	3-Month KRW-KORIBOR	1.315	Quarterly	03/18/2025	78,901,900	0	(1,035)	0	(1,035)
Receive	3-Month MYR-KLIBOR	2.367	Quarterly	03/17/2026	MYR	15,300	0	72	72	0
Pay	3-Month MYR-KLIBOR	2.153	Quarterly	03/17/2026	80,200	0	(543)	0	(543)
Pay	3-Month MYR-KLIBOR	2.700	Quarterly	06/16/2026	83,900	78	(226)	0	(148)
Receive	3-Month MYR-KLIBOR	2.500	Quarterly	09/15/2026	279,800	378	809	1,187	0
Receive	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026	212,900	192	208	400	0
Pay	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026	240,700	(184)	(268)	0	(452)
BPS	Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/17/2025	CNY	111,400	0	117	117	0
Receive	3-Month ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(343)	0	(343)
Pay	3-Month ILS-TELBOR	0.480	Annual	08/09/2024	18,700	0	15	15	0
Receive	3-Month ILS-TELBOR	0.410	Annual	10/18/2024	32,700	0	15	15	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

	Receive	3-Month ILS-TELBOR	0.200	Annual	03/06/2025		55,100	0	162	162	0
	Pay	3-Month ILS-TELBOR	0.375	Annual	03/13/2025		57,300	0	(44)	0	(44)
	Receive	3-Month ILS-TELBOR	0.710	Annual	03/25/2025		92,900	0	(320)	0	(320)
	Pay	3-Month ILS-TELBOR	0.285	Annual	05/19/2025		44,700	0	(112)	0	(112)
	Pay	3-Month KRW-KORIBOR	1.330	Quarterly	03/18/2025	KRW	17,246,200	0	(219)	0	(219)
	Pay	3-Month KRW-KORIBOR	0.975	Quarterly	06/17/2025		24,270,400	0	(585)	0	(585)
	Receive	3-Month MYR-KLIBOR	2.646	Quarterly	03/17/2026	MYR	134,900	0	268	268	0
	Receive	3-Month MYR-KLIBOR	2.377	Quarterly	03/17/2026		90,700	0	417	417	0
	Receive	6-Month THB-THBFIX	1.111	Semi-Annual	03/17/2026	THB	385,200	0	(28)	0	(28)
CBK	Receive	3-Month ILS-TELBOR	1.373	Annual	09/07/2023	ILS	40,976	0	(297)	0	(297)
	Pay	3-Month ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	237	237	0
	Receive	3-Month ILS-TELBOR	0.413	Annual	11/08/2024		46,700	0	27	27	0
	Pay	3-Month ILS-TELBOR	0.293	Annual	05/18/2025		85,800	0	(207)	0	(207)
	Receive	3-Month ILS-TELBOR	0.257	Annual	12/11/2025		25,500	0	121	121	0
	Pay	3-Month ILS-TELBOR	0.573	Annual	04/20/2026		42,200	0	(8)	0	(8)
	Pay	3-Month KRW-KORIBOR	1.328	Quarterly	03/18/2025	KRW	17,881,000	0	(229)	0	(229)
	Pay	3-Month KRW-KORIBOR	0.805	Quarterly	09/16/2025		26,616,300	0	(831)	0	(831)
	Receive	3-Month MYR-KLIBOR	2.271	Quarterly	09/17/2025	MYR	56,200	0	258	258	0
	Pay	3-Month MYR-KLIBOR	2.020	Quarterly	09/17/2025		39,500	0	(267)	0	(267)
	Pay	3-Month MYR-KLIBOR	1.970	Quarterly	12/16/2025		42,700	0	(336)	0	(336)
	Receive	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026		159,600	321	(21)	300	0
	Pay	6-Month THB-THBFIX	0.970	Semi-Annual	03/18/2025	THB	858,500	0	30	30	0
	Receive	6-Month THB-THBFIX	1.190	Semi-Annual	06/16/2026		981,600	0	(106)	0	(106)
	Receive	6-Month THB-THBFIX	0.750	Semi-Annual	09/15/2026		1,275,700	233	444	677	0
	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		1,723,900	324	89	413	0
GLM	Pay	3-Month ILS-TELBOR	0.967	Annual	06/19/2024	ILS	26,500	0	156	156	0
	Receive	3-Month ILS-TELBOR	0.393	Annual	01/02/2025		46,100	0	1	1	0
	Receive	3-Month ILS-TELBOR	0.650	Annual	03/26/2025		92,900	0	(247)	0	(247)
	Receive	3-Month ILS-TELBOR	0.635	Annual	03/27/2025		116,000	0	(285)	0	(285)
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		77,000	16	276	292	0
	Pay	3-Month ILS-TELBOR	0.220	Annual	10/23/2025		99,300	0	(477)	0	(477)
	Receive	3-Month ILS-TELBOR	0.233	Annual	12/02/2025		69,800	0	348	348	0
	Receive	3-Month ILS-TELBOR	0.320	Annual	01/15/2026		51,400	0	170	170	0
	Pay	3-Month ILS-TELBOR	0.586	Annual	04/23/2026		144,800	0	(2)	0	(2)
	Pay	3-Month MYR-KLIBOR	2.098	Quarterly	09/17/2025	MYR	40,400	0	(246)	0	(246)
	Receive	3-Month MYR-KLIBOR	2.840	Quarterly	06/16/2026		57,000	0	19	19	0
	Pay	6-Month THB-THBFIX	0.710	Semi-Annual	09/16/2025	THB	297,300	0	(101)	0	(101)
	Pay	6-Month THB-THBFIX	0.793	Semi-Annual	09/16/2025		302,400	0	(73)	0	(73)
	Receive	6-Month THB-THBFIX	0.824	Semi-Annual	12/16/2025		374,500	0	101	101	0
	Receive	6-Month THB-THBFIX	0.837	Semi-Annual	03/17/2026		373,700	0	109	109	0
	Pay	6-Month THB-THBFIX	0.750	Semi-Annual	09/15/2026		2,285,200	(16)	(1,196)	0	(1,212)
	Receive	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2026		884,000	(166)	(272)	0	(438)
	Receive	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026		1,093,300	44	(184)	0	(140)
	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		2,074,900	(429)	(67)	0	(496)
HUS	Pay	1-Day INR-MIBOR Compounded-OIS	5.195	Semi-Annual	03/18/2025	INR	2,099,000	0	138	138	0
	Receive	3-Month ILS-TELBOR	1.035	Annual	03/25/2024	ILS	43,500	12	(325)	0	(313)
	Pay	3-Month ILS-TELBOR	0.350	Annual	09/18/2024		28,400	0	(21)	0	(21)
	Receive	3-Month ILS-TELBOR	0.210	Annual	08/07/2025		33,300	0	140	140	0
	Pay	3-Month ILS-TELBOR	0.286	Annual	09/11/2025		31,700	0	(112)	0	(112)
	Receive	3-Month ILS-TELBOR	0.390	Annual	02/05/2026		142,100	0	337	337	0
IND	Receive	3-Month CNY-CNREPOFIX	1.835	Quarterly	04/10/2025	CNY	58,500	0	137	137	0
	Receive	3-Month KRW-KORIBOR	1.005	Quarterly	04/10/2025	KRW	9,109,700	0	200	200	0
JPM	Pay	3-Month CNY-CNREPOFIX	2.638	Quarterly	03/18/2025	CNY	568,900	0	991	991	0
	Pay	3-Month CNY-CNREPOFIX	2.525	Quarterly	03/20/2025		132,300	0	159	159	0
	Pay	3-Month ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	1,840	1,840	0
	Pay	3-Month KRW-KORIBOR	1.119	Quarterly	03/18/2025	KRW	42,426,700	0	(781)	0	(781)
	Pay	3-Month KRW-KORIBOR	1.240	Quarterly	03/18/2025		13,601,700	0	(206)	0	(206)
	Pay	3-Month KRW-KORIBOR	1.200	Quarterly	03/20/2025		28,741,800	0	(467)	0	(467)
MYC	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	THB	9,600	(1)	(1)	0	(2)
	Receive	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026		1,898,000	21	(264)	0	(243)
	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		3,281,670	871	(85)	786	0
	Pay	6-Month THB-THBFIX(2)	1.250	Semi-Annual	03/16/2027		957,900	28	(39)	0	(11)
NGF	Pay	6-Month THB-THBFIX	1.130	Semi-Annual	06/16/2026		688,500	128	(109)	19	0
	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026		2,447,100	93	(490)	0	(397)
	Pay	6-Month THB-THBFIX(2)	1.250	Semi-Annual	03/16/2027		1,179,600	87	(101)	0	(14)
SCX	Receive	3-Month CNY-CNREPOFIX	2.430	Quarterly	03/06/2025	CNY	101,500	0	(76)	0	(76)
	Receive	3-Month KRW-KORIBOR	0.990	Quarterly	03/06/2025	KRW	20,616,600	0	448	448	0
	Receive	3-Month KRW-KORIBOR	0.965	Quarterly	03/27/2025		47,240,900	0	1,071	1,071	0
	Pay	3-Month MYR-KLIBOR	2.915	Quarterly	03/18/2025	MYR	111,300	0	138	138	0
	Receive	3-Month MYR-KLIBOR	2.033	Quarterly	12/16/2025		89,800	0	654	654	0
	Receive	3-Month MYR-KLIBOR	2.363	Quarterly	03/17/2026		55,500	0	263	263	0
	Receive	6-Month THB-THBFIX	1.018	Semi-Annual	06/17/2025	THB	384,500	0	(8)	0	(8)
	Pay	6-Month THB-THBFIX	0.843	Semi-Annual	06/17/2025		260,300	0	(42)	0	(42)
	Receive	6-Month THB-THBFIX	0.853	Semi-Annual	09/16/2025		295,700	0	50	50	0
	Pay	6-Month THB-THBFIX	0.741	Semi-Annual	12/16/2025		275,100	0	(101)	0	(101)
	Receive	6-Month THB-THBFIX	1.069	Semi-Annual	03/17/2026		478,800	0	(8)	0	(8)

								$2,039	$(1,958)	$14,460	$(14,379)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	BOVESPA INDEX	1,937	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/16/2022	BRL	214,428	$0	$1,699	$1,699	$0
	Pay	KOSPI2 Index	58,000,000	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/10/2022	KRW	22,976,700	0	93	93	0
	Pay	RTSI Index	47	0.080% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/17/2022		$7,440	0	(19)	0	(19)

									$0	$1,773	$1,792	$(19)

Total Swap Agreements									$2,039	$(185)	$16,252	$(14,398)

(i)

Securities with an aggregate market value of $18,989 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)									Notional Amount represents the number of contracts.
(2)									This instrument has a forward starting effective date.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0		$44,326	$0		$44,326
Industrials						0		11,959	0		11,959
Utilities						0		17,323	0		17,323
U.S. Government Agencies						0		12,949	0		12,949
Non-Agency Mortgage-Backed Securities						0		20,260	0		20,260
Asset-Backed Securities						0		6,418	0		6,418
Sovereign Issues						0		15,679	0		15,679
Commodities						0		64,439	0		64,439
Short-Term Instruments
Repurchase Agreements						0		68,267	0		68,267
Short-Term Notes						0		11,000	0		11,000
Australia Treasury Bills						0		30,483	0		30,483
Israel Treasury Bills						0		27,658	0		27,658
U.S. Treasury Bills						0		1,130,834	0		1,130,834
U.S. Treasury Cash Management Bills						0		290,162	0		290,162
Municipal Bonds & Notes						0		9,709	0		9,709

						$0		$1,761,466	$0		$1,761,466
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$217,181		$0	$0		$217,181

Total Investments						$217,181		$1,761,466	$0		$1,978,647

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						8,699		6,327	0		15,026
Over the counter						0		51,681	0		51,681

						$8,699		$58,008	$0		$66,707
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(12,710)		(5,419)	0		(18,129)
Over the counter						0		(60,469)	0		(60,469)

						$(12,710)		$(65,888)	$0		$(78,598)

Total Financial Derivative Instruments						$(4,011)		$(7,880)	$0		$(11,891)

Totals						$213,170		$1,753,586	$0		$1,966,756

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	26.70%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	15.88%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	5.62%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.00%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	17.67%
PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	10.96%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.00%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	40.70%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information

Notes to Financial Statements (Cont.)

provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of December 31, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2021 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$2,496,199	$1,467,897	$(406,872)	$(36,156)	$(172,220)	$3,348,848	$227,289	$9,108
PIMCO All Asset: Multi-Real Fund	1,326,164	1,530,465	(265,400)	3,412	177,578	2,772,219	432,874	6,491
PIMCO CommoditiesPLUS® Strategy Fund	472,409	223,167	(439,177)	108,890	(176,179)	189,110	161,025	0
PIMCO CommodityRealReturn Strategy Fund®	0	214,666	(34,107)	(2,780)	(4,495)	173,284	622	0
PIMCO Dynamic Bond Fund	149,892	185,682	(8,353)	(55)	(4,883)	322,283	2,913	0
PIMCO Emerging Markets Bond Fund	202,070	845,738	(192,397)	661	(27,191)	828,881	15,103	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	453,079	85,627	(182,400)	(7,517)	5,820	354,609	3,765	0
PIMCO Emerging Markets Local Currency and Bond Fund	283,235	790,617	(28,582)	(1,949)	(41,055)	1,002,266	19,980	0
PIMCO Extended Duration Fund	498,850	368,290	(646,991)	(41,367)	41,913	220,695	8,426	43,654
PIMCO Global Advantage® Strategy Bond Fund	0	41,903	(41,802)	(101)	0	0	128	0
PIMCO Government Money Market Fund	98,444	1,811,586	(1,805,666)	0	1	104,365	4	0
PIMCO High Yield Fund	362,183	312,143	(295,023)	(868)	2,018	380,453	16,081	0
PIMCO High Yield Spectrum Fund	0	87,505	(80,599)	(1,041)	(18)	5,847	801	0
PIMCO Income Fund	821,335	486,439	(1,091,733)	56,220	(52,226)	220,035	20,338	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	104,331	761,880	(287,317)	(642)	(5,265)	572,987	2,671	0
PIMCO Investment Grade Credit Bond Fund	145,252	310,227	(355,219)	3,712	287	104,259	7,168	669
PIMCO Long Duration Total Return Fund	0	432,191	(85,499)	4,812	(6,747)	344,757	5,605	5,868
PIMCO Long-Term Real Return Fund	252,911	166,130	(154,250)	(9,446)	12,714	268,059	22,061	13,219
PIMCO Long-Term U.S. Government Fund	206,052	231,497	(260,258)	(32,335)	27,590	172,546	2,629	8,007
PIMCO Low Duration Credit Fund	90,366	132,129	(51,456)	(377)	(1,012)	169,650	4,259	0
PIMCO Low Duration Fund	256,899	866,421	(339,560)	(916)	(6,477)	776,367	2,934	0
PIMCO Mortgage Opportunities and Bond Fund	119,341	16,809	(136,514)	1,397	(1,033)	0	1,501	0
PIMCO RAE Emerging Markets Fund	856,910	40,652	(877,999)	278,251	(234,958)	62,856	5,219	0
PIMCO RAE Fundamental Advantage PLUS Fund	965,778	284,250	(511,088)	(27,221)	(66,165)	645,554	30,726	0
PIMCO RAE International Fund	401,112	35,214	(271,978)	102,551	(126,011)	140,888	16,049	15,227
PIMCO RAE PLUS EMG Fund	649,853	89,879	(714,277)	99,226	(124,681)	0	79,263	0

Notes to Financial Statements (Cont.)

PIMCO RAE PLUS Fund	142,448	327,191	(49,224)	(1,105)	2,039	421,349	16,550	219
PIMCO RAE PLUS International Fund	815,179	65,215	(856,901)	198,021	(221,514)	0	52,341	0
PIMCO RAE PLUS Small Fund	369,794	42,322	(406,307)	133,149	(138,958)	0	40,197	0
PIMCO RAE US Fund	0	367,033	(7,314)	(188)	(13,810)	345,721	6,408	25,379
PIMCO RAE US Small Fund	345,503	25,201	(323,389)	176,212	(165,473)	58,054	8,396	15,069
PIMCO RAE Worldwide Long/Short PLUS Fund	923,122	344,825	(594,371)	(48,066)	43,481	668,991	73,244	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	330,871	0	(344,987)	79,622	(65,506)	0	3,626	0
PIMCO Real Return Fund	598,852	170,076	(588,462)	20,260	(5,856)	194,870	24,826	0
PIMCO RealEstateRealReturn Strategy Fund	805,153	337,514	(629,060)	138,942	(71,841)	580,708	119,469	29,858
PIMCO Short-Term Floating NAV Portfolio III	881	1	(882)	(3)	3	0	1	0
PIMCO StocksPLUS Long Duration Fund	0	310,669	(2,313)	56	(11,954)	296,458	19,710	13,604
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	191,117	4,021	(202,381)	62,327	(55,084)	0	4,022	0
PIMCO Total Return Fund	507,352	1,595,433	(729,867)	(1,555)	2,441	1,373,804	17,056	0
PIMCO TRENDS Managed Futures Strategy Fund	157,121	243,364	(111,140)	1,874	15,475	306,694	6,204	487
Totals	$16,400,058	$15,651,869	$(14,411,115)	$1,255,907	$(1,469,252)	$17,427,467	$1,481,484	$186,859

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$622,389	$216,945	$(483,028)	$(14,682)	$(19,266)	$322,358	$43,983	$961
PIMCO All Asset: Multi-Real Fund	242,191	291,049	(153,830)	10,433	17,452	407,295	68,632	928
PIMCO All Asset: Multi-Short PLUS Fund	220,153	179,242	(283,504)	(62,469)	19,965	73,387	150	0
PIMCO CommoditiesPLUS® Strategy Fund	95,409	111,051	(112,235)	22,668	(31,690)	85,203	33,905	0
PIMCO CommodityRealReturn Strategy Fund®	14,329	125,959	(15,484)	152	799	125,755	4,192	0
PIMCO Dynamic Bond Fund	35,015	21,850	(1,258)	(6)	(969)	54,632	620	0
PIMCO Emerging Markets Bond Fund	39,482	243,716	(43,219)	474	(6,929)	233,524	3,779	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	88,660	30,585	(34,836)	(2,053)	1,924	84,280	809	0
PIMCO Emerging Markets Local Currency and Bond Fund	111,866	155,901	(5,145)	(330)	(8,448)	253,844	5,672	0
PIMCO Extended Duration Fund	154,287	48,380	(89,670)	(14,637)	13,083	111,443	2,883	22,161
PIMCO Global Advantage® Strategy Bond Fund	0	8,135	(8,117)	(18)	0	0	26	0
PIMCO Government Money Market Fund	31,207	486,384	(485,176)	0	0	32,415	1	0
PIMCO High Yield Fund	31,464	105,788	(52,931)	(779)	69	83,611	2,811	0
PIMCO High Yield Spectrum Fund	0	34,409	(4,404)	(42)	(267)	29,696	590	0
PIMCO Income Fund	205,539	85,116	(255,286)	9,683	(8,609)	36,443	4,437	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	29,509	266,253	(92,821)	(275)	(1,757)	200,909	983	0
PIMCO Investment Grade Credit Bond Fund	56,956	68,519	(106,871)	1,475	159	20,238	1,957	130
PIMCO Long Duration Total Return Fund	55,726	148,208	(55,813)	(3,001)	4,010	149,130	3,147	2,752
PIMCO Long-Term Credit Bond Fund	0	33,349	(3,543)	86	(407)	29,485	524	583
PIMCO Long-Term Real Return Fund	102,839	70,781	(104,773)	(520)	4,627	72,954	6,938	3,613
PIMCO Long-Term U.S. Government Fund	76,070	65,336	(47,719)	(12,603)	12,301	93,385	974	4,348
PIMCO Low Duration Credit Fund	6,200	66,825	(21,612)	(186)	(291)	50,936	1,078	0
PIMCO Low Duration Fund	53,891	323,281	(114,774)	(477)	(2,054)	259,867	902	0
PIMCO Mortgage Opportunities and Bond Fund	14,570	153	(14,765)	258	(216)	0	165	0
PIMCO RAE Emerging Markets Fund	228,029	7,645	(207,476)	63,496	(54,223)	37,471	3,111	0
PIMCO RAE Fundamental Advantage PLUS Fund	65,496	110,755	(57,282)	3,684	(12,137)	110,516	2,953	0
PIMCO RAE International Fund	122,459	64,585	(73,138)	16,994	(35,291)	95,609	10,891	10,334
PIMCO RAE PLUS EMG Fund	99,510	10,352	(95,264)	12,486	(14,232)	12,852	9,079	0
PIMCO RAE PLUS Fund	183,352	27,025	(204,620)	32,025	(37,782)	0	14,028	0
PIMCO RAE PLUS International Fund	95,160	137,482	(53,086)	8,680	(82,870)	105,366	32,754	42,932
PIMCO RAE PLUS Small Fund	122,503	87,279	(118,361)	17,839	(56,025)	53,235	26,933	25,249
PIMCO RAE US Fund	33,590	591	(36,087)	4,773	(2,867)	0	0	0
PIMCO RAE US Small Fund	120,145	61,739	(142,257)	49,622	(47,509)	41,740	6,037	10,834
PIMCO RAE Worldwide Long/Short PLUS Fund	176,561	42,699	(101,988)	(9,232)	6,714	114,754	14,660	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	108,912	0	(113,367)	15,612	(11,157)	0	1,365	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	25,028	(24,306)	(722)	0	0	106	0
PIMCO Real Return Fund	160,995	49,120	(160,291)	5,415	(1,643)	53,596	6,505	0
PIMCO RealEstateRealReturn Strategy Fund	122,097	314,225	(159,853)	25,789	(16,660)	285,598	36,291	14,742
PIMCO Short-Term Floating NAV Portfolio III	127	2	0	0	(2)	127	2	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	68,254	(688)	(15)	487	68,038	504	0
PIMCO StocksPLUS® International Fund (Unhedged)	20,103	39,637	(865)	(147)	(7,136)	51,592	8,711	0
PIMCO StocksPLUS® Short Fund	213,500	4,065	(196,868)	(206,826)	186,129	0	0	0
PIMCO StocksPLUS® Small Fund	0	28,172	(24,014)	(4,158)	0	0	2,187	0
PIMCO Total Return Fund	127,403	467,734	(153,593)	(1,363)	453	440,634	4,802	0
PIMCO TRENDS Managed Futures Strategy Fund	33,435	136,206	(3,258)	(15)	1,863	168,231	2,656	268
Totals	$4,321,129	$4,869,810	$(4,517,476)	$(32,912)	$(190,402)	$4,450,149	$372,733	$139,835

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$85,417	$18,194	$(11,064)	$(227)	$(442)	$91,878	$3,133	$0
PIMCO Emerging Markets Corporate Bond Fund	100,350	7,314	(12,255)	(259)	(1,929)	93,221	2,569	0
PIMCO Emerging Markets Local Currency and Bond Fund	134,203	10,100	(15,243)	(1,598)	(4,940)	122,522	4,968	0
PIMCO Short-Term Floating NAV Portfolio III	20,103	48,213	(61,200)	(21)	(82)	7,013	112	0
Totals	$340,073	$83,821	$(99,762)	$(2,105)	$(7,393)	$314,634	$10,782	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Investment Grade Credit Bond Fund	$13,786	$372	$(7,202)	$386	$(196)	$7,146	$326	$46
PIMCO Mortgage Opportunities and Bond Fund	47,780	1,368	0	0	(580)	48,568	1,358	0
PIMCO Short Asset Portfolio	35,165	265	0	0	(211)	35,219	265	0
PIMCO Short-Term Floating NAV Portfolio III	31,300	180,391	(185,900)	114	(449)	25,456	391	0
Totals	$128,031	$182,396	$(193,102)	$500	$(1,436)	$116,389	$2,340	$46

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$99,225	$6,602	$0	$0	$(1,101)	$104,726	$1,089	$0
PIMCO Short-Term Floating NAV Portfolio III	13,600	695,968	(709,300)	(126)	0	142	168	0
Totals	$112,825	$702,570	$(709,300)	$(126)	$(1,101)	$104,868	$1,257	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2021 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO CommoditiesPLUS® Strategy Fund	$383,531	$2,732	$(112,200)	$(321)	$(1,892)	$271,850	$2,732	$0

Notes to Financial Statements (Cont.)

PIMCO Diversified Income Fund	32,046	242	(1)	0	(192)	32,095	242	0
PIMCO Dynamic Bond Fund	380,184	2,248	(380,435)	(1,165)	(832)	0	2,324	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	66,925	193	(45,302)	(6)	(150)	21,660	193	0
PIMCO Emerging Markets Local Currency and Bond Fund	29,790	225	0	0	(179)	29,836	225	0
PIMCO Extended Duration Fund	22,684	170	0	0	(136)	22,718	171	0
PIMCO Global Advantage® Strategy Bond Fund	217	2	0	0	(1)	218	2	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	553	4	0	0	(3)	554	4	0
PIMCO Global Bond Opportunities Fund (Unhedged)	185	1	0	0	(1)	185	1	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	633,514	4,774	0	0	(3,803)	634,485	4,774	0
PIMCO International Bond Fund (Unhedged)	612	5	0	0	(4)	613	5	0
PIMCO Long Duration Total Return Fund	61,944	468	(1)	0	(372)	62,039	467	0
PIMCO Low Duration Fund	1,458,192	9,586	(901,100)	(1,048)	(6,068)	559,562	9,586	0
PIMCO Low Duration Fund II	85,793	576	(47,013)	295	(726)	38,925	576	0
PIMCO Moderate Duration Fund	94,787	661	(32,110)	(77)	(426)	62,835	661	0
PIMCO RAE Fundamental Advantage PLUS Fund	0	51,188	(50,102)	(60)	(5)	1,021	50	0
PIMCO RAE PLUS Fund	0	82,660	(21,500)	(106)	(317)	60,737	439	0
PIMCO RAE PLUS EMG Fund	0	49,186	(48,073)	(82)	(5)	1,026	54	0
PIMCO RAE PLUS International Fund	0	56,263	(56,179)	(84)	0	0	129	0
PIMCO RAE PLUS Small Fund	0	33,155	(33,105)	(50)	0	0	76	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0	58,311	(58,212)	(99)	0	0	174	0
PIMCO Short Asset Investment Fund	375,547	51,736	(320,000)	(573)	(602)	106,108	1,736	0
PIMCO Short-Term Fund	877	503,329	(219,700)	(898)	(1,632)	281,976	3,329	0
PIMCO StocksPLUS® Fund	70,857	52,807	(102,800)	(531)	(83)	20,250	669	0
PIMCO StocksPLUS® Absolute Return Fund	0	119,943	(39,700)	(190)	(414)	79,639	623	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	21,166	(7,400)	(35)	(71)	13,660	109	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	111,896	(28,900)	(142)	(431)	82,423	596	0
PIMCO StocksPLUS® Small Fund	0	110,833	(61,800)	(284)	(250)	48,499	536	0
PIMCO Total Return Fund	3,528,405	26,008	(430,700)	(1,109)	(19,514)	3,103,090	26,008	0
PIMCO Total Return Fund II	30,832	232	0	0	(185)	30,879	232	0
PIMCO TRENDS Managed Futures Strategy Fund	84,638	638	0	0	(508)	84,768	638	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$17,867	$74,809	$(84,500)	$7	$(94)	$8,089	$109	$0
PIMCO California Municipal Bond Fund	12,005	35,982	(41,400)	1	(71)	6,517	82	0
PIMCO California Short Duration Municipal Income Fund	9,309	75,122	(84,179)	(10)	1	243	22	0
PIMCO CommoditiesPLUS® Strategy Fund	666,990	255,665	(913,100)	990	(1,159)	9,386	765	0
PIMCO CommodityRealReturn Strategy Fund®	2,997	2,160,648	(2,156,500)	(6,737)	0	408	5,947	0
PIMCO Credit Opportunities Bond Fund	87,527	169,082	(230,601)	18	(392)	25,634	482	0
PIMCO Diversified Income Fund	460,936	794,883	(1,073,000)	(242)	(2,501)	180,076	3,283	0
PIMCO Dynamic Bond Fund	221,252	1,254,098	(1,474,901)	(126)	18	341	698	0
PIMCO Emerging Markets Bond Fund	195,816	1,477,261	(1,336,600)	(22)	(4,234)	332,221	4,761	0
PIMCO Emerging Markets Corporate Bond Fund	3,625	47,234	(50,500)	(30)	1	330	34	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	74,369	533,515	(473,794)	(44)	(1,892)	132,154	2,115	0
PIMCO Emerging Markets Local Currency and Bond Fund	15,102	1,116,365	(1,099,401)	(104)	(427)	31,535	566	0
PIMCO Extended Duration Fund	158	176,204	(176,200)	19	0	181	4	0
PIMCO Global Advantage® Strategy Bond Fund	194	92,566	(91,840)	(63)	2	859	66	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	7,006	278,905	(262,500)	(243)	(318)	22,850	604	0
PIMCO Global Bond Opportunities Fund (Unhedged)	4,626	81,262	(81,100)	(127)	(40)	4,621	162	0
PIMCO GNMA and Government Securities Fund	216,342	559,910	(775,908)	(207)	18	155	310	0
PIMCO High Yield Fund	746,376	2,807,498	(2,973,400)	373	(8,658)	572,189	9,598	0
PIMCO High Yield Municipal Bond Fund	187,463	1,254,744	(1,134,700)	(102)	(4,360)	303,045	4,843	0
PIMCO High Yield Spectrum Fund	39,266	185,213	(214,300)	(21)	(141)	10,017	213	0
PIMCO Income Fund	4,445,242	35,319,324	(37,045,500)	(19,546)	(35,597)	2,663,923	59,224	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	99,030	2,498,629	(2,441,500)	(3,575)	(2,075)	150,509	5,929	0
PIMCO International Bond Fund (Unhedged)	12,047	361,939	(373,800)	(23)	1	164	38	0
PIMCO Investment Grade Credit Bond Fund	298	1,892,513	(1,887,500)	(5,135)	0	176	4,812	0
PIMCO Long Duration Total Return Fund	7,322	921,740	(910,301)	(3,991)	10	14,780	3,540	0
PIMCO Long-Term Credit Bond Fund	55,745	859,052	(913,000)	(1,252)	7	552	1,152	0
PIMCO Long-Term Real Return Fund	3,763	275,876	(276,800)	(64)	0	2,775	77	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term U.S. Government Fund	160	3	0	0	(2)	161	3	0
PIMCO Low Duration Credit Fund	24,973	364,632	(350,800)	(77)	(513)	38,215	631	0
PIMCO Low Duration Fund	425,469	152,946	(577,000)	(92)	23	1,346	545	0
PIMCO Low Duration Fund II	118	0	(100)	0	0	18	0	0
PIMCO Low Duration Income Fund	34,466	6,712,165	(5,740,500)	33	(14,125)	992,039	15,265	0
PIMCO Moderate Duration Fund	12,620	169,479	(181,800)	(9)	(4)	286	79	0
PIMCO Mortgage Opportunities and Bond Fund	250,982	2,806,085	(3,043,600)	(3,108)	21	10,380	3,085	0
PIMCO Mortgage-Backed Securities Fund	29,434	152,440	(180,600)	(24)	1	1,251	40	0
PIMCO Municipal Bond Fund	293,306	559,562	(702,600)	19	(2,008)	148,279	2,362	0
PIMCO National Intermediate Municipal Bond Fund	17,431	48,663	(49,600)	(6)	(234)	16,254	263	0
PIMCO New York Municipal Bond Fund	55,980	104,436	(128,401)	(13)	(449)	31,553	535	0
PIMCO Preferred and Capital Securities Fund	78,277	907,206	(726,600)	(216)	(3,294)	255,373	3,806	0
PIMCO RAE Fundamental Advantage PLUS Fund	234,194	900,346	(1,099,701)	142	(655)	34,326	746	0
PIMCO RAE PLUS Fund	536,594	785,642	(1,322,182)	(55)	45	44	542	0
PIMCO RAE PLUS EMG Fund	336,311	626,965	(955,469)	21	(98)	7,730	364	0
PIMCO RAE PLUS International Fund	329,812	731,903	(1,057,462)	1,102	(1,175)	4,180	303	0
PIMCO RAE PLUS Small Fund	267,216	372,891	(639,965)	(3)	5	144	191	0
PIMCO RAE Worldwide Long/Short PLUS Fund	338,602	394,676	(687,918)	(65)	(609)	44,686	976	0
PIMCO Real Return Fund	6,022	3,852,462	(3,809,000)	(19,342)	0	30,142	17,162	0
PIMCO RealEstateRealReturn Strategy Fund	22,602	615,312	(637,100)	114	2	930	12	0
PIMCO Short Asset Investment Fund	288,606	2,406,175	(2,694,600)	835	(831)	185	175	0
PIMCO Short Duration Municipal Income Fund	24,258	340,484	(340,300)	1	(245)	24,198	284	0
PIMCO Short-Term Fund	3,708,127	4,418,021	(8,125,801)	(442)	248	153	3,521	0
PIMCO StocksPLUS® Fund	377,784	395,635	(773,234)	444	(526)	103	634	0
PIMCO StocksPLUS® Absolute Return Fund	716,723	664,628	(1,381,161)	146	(184)	152	828	0
PIMCO StocksPLUS® International Fund (Unhedged)	133,026	160,918	(293,869)	35	(45)	65	117	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	119,621	1,495,529	(1,614,799)	(113)	7	245	229	0
PIMCO StocksPLUS® Long Duration Fund	152	420,259	(389,600)	(120)	(72)	30,619	259	0
PIMCO StocksPLUS® Short Fund	128,125	145,729	(266,700)	(88)	(85)	6,981	230	0
PIMCO StocksPLUS® Small Fund	659,877	722,115	(1,381,896)	86	(121)	61	714	0
PIMCO Strategic Bond Fund	41,682	39,091	(78,100)	(4)	(38)	2,631	91	0
PIMCO Total Return Fund	2,886,835	4,127,226	(6,995,699)	7,076	(7,851)	17,587	4,326	0
PIMCO Total Return Fund II	4,899	176,915	(161,200)	(6)	(274)	20,334	315	0
PIMCO Total Return Fund IV	12,266	54,886	(48,900)	(4)	(257)	17,991	286	0

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund	172,729	604,382	(642,701)	(98)	(1,899)	132,413	2,382	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The tables below represent transactions in and earnings from these affiliated issuers for the period ended December 31, 2021 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2021	Dividend Income	Shares Held at 12/31/2021
Clear Channel Outdoor Holdings, Inc.	$91,223	$488	$0	$0	$76,644	$168,355	$0	50,862,666
iHeartMedia, Inc. 'A'	163,059	1,057	0	0	25,834	189,950	0	9,028,024
iHeartMedia, Inc. 'B'	199,523	0	0	0	31,770	231,293	0	12,214,441
Neiman Marcus Group Ltd. LLC	92,695	0	0	0	41,918	134,613	0	919,864
Noble Corp.*	51,242	23,908	0	0	32,570	107,720	0	4,341,809
Pacific Drilling SA	25,616	0	(23,908)	(1,708)	0	0	0	0
Sierra Hamilton Holder LLC	1	0	0	0	0	1	0	15,369,768

PIMCO Investment Grade Credit Bond Fund

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2021	Dividend Income	Shares Held at 12/31/2021
Stearns Holdings LLC 'B' *	$3,951	$0	$(2,633)	$0	$(703)	$615	$0	889,838

† A zero balance may reflect actual amounts rounding to less than one thousand.

* Not affiliated at December 31, 2021.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOO	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSN	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
CEW	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CKL	Citibank N.A. London	MEI	Merrill Lynch International	STR	State Street FICC Repo
CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co. LLC.	TDL	Toronto Dominion Bank London
DBL	Deutsche Bank AG London	MSR	Morgan Stanley & Co LLC FICC Repo	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	RON	Romanian New Leu
AUD	Australian Dollar	HUF	Hungarian Forint	RSD	Serbian Dinar
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	UAH	Ukrainian Hryvnia
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UYU	Uruguayan Peso
DOP	Dominican Peso	NZD	New Zealand Dollar	VND	Vietnamese Dong
EGP	Egyptian Pound	PEN	Peruvian New Sol	ZAR	South African Rand
EUR	Euro	PHP	Philippine Peso	ZMW	Zambian Kwacha
GBP	British Pound	PLN	Polish Zloty

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EMSMF	Invesco MSCI Emerging Markets UCITS ETF	NDUEEGF	iShares MSCI Emerging Markets ETF
BADLARPP	Argentina Badlar Floating Rate Notes	ERADXULT	eRAFI International Large Strategy Index	OMX	Stockholm 30 Index
BBSW1M	1 Month Bank Bill Swap Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSST	eRAFI U.S. Small Strategy Index	PRIME	Daily US Prime Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR003M	3 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMF2T	Bloomberg Commodity Index 2-Month Forward Total Return	EURMARGIN	European Refined Margin	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR	Bloomberg Commodity Index Total Return	FN	UK Natural Gas	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FTSE/JSE	South African Performance Index	RBCAEC	Custom Commodity Forward Index
BOVESPA	Brazil Bovespa Index	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RTSI	Russian Trading System Index
BP0003M	3 Month GBP-LIBOR	GCG2	Gold February 2022 Futures	RU20INTR	Russell 2000 Total Return Futures Index
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	RUONIA	Ruble Overnight Index Average
BZDIOVRA	Brazil Interbank Deposit Rate	IBEX 35	Spanish Continuous Exchange Index	S&P 500	Standard & Poor's 500 Index
CAC	Cotation Assistée en Continu	IBR	Indicador Bancario de Referencia	SIBCSORA	Singapore Overnight Rate Average
CDOR03	3 month CDN Swap Rate	JMABFNJ	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index
CDX.HY	Credit Derivatives Index - High Yield	JMABNIC	J.P. Morgan Nic Custom Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	KOSPI	Korea Composite Stock Price Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CIXBSTR3	Custom Commodity Index	LIBOR03M	3 Month USD-LIBOR	TOPIX	Tokyo Price Index
CMBX	Commercial Mortgage-Backed Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options	TTFNBP	Title Transfer Facility National Balancing Point
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options	TZT	TTF Natural Gas
CNREPOFIX	China Fixing Repo Rates 7-Day	MEHCO	Magellan East Houston WTI Crude Oil Options	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MEXBOL	Mexico Bolsa IPC Index	US0001M	ICE 1-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index	MTGEFNCL	FNMA 30-Year Coupon Index	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0006M	ICE 6-Month USD LIBOR
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	USSW10	10 Year USSW Rate
DAX	Deutscher Aktien Index 30	NDDUEAFE	MSCI EAFE Index	VSTOXX	Euro Stoxx 50 Volatility Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate
EAFE	Europe, Australasia, and Far East Stock Index	NDUEACWF	MSCI ACWI Index Future	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	PSF	Public School Fund
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	FHLMC	Federal Home Loan Mortgage Corp.	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PRIBOR	Prague Interbank Offered Rate
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
ATM	At-the-money	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix
CHILIBOR	Chile Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
D&O	Down and Out Barrier Option	oz.	Ounce	WTI	West Texas Intermediate
DAC	Designated Activity Company	PIK	Payment-in-Kind